UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2010

Date of reporting period:	6/30/2010

Item 1 – Reports to Stockholders

ADVANCED SERIES SM TRUST

Financial Statements

For the Semiannual Period Ended

June 30, 2010

pru

rock-solid

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Please note that inside is a prospectus supplement dated August 19, 2010. This supplement is separate from and not a part of the semiannual report.

0158077-00003-00

Prudential

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust (“Trust”) portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses and should be read carefully.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Trust’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (“the Commission”) at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Trust’s website at www.prudentialannuities.com.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Trust’s website at www.prudentialannuities or by calling the telephone numbers referenced above. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Form N-Q is also available on the Trust’s website at www.prudentialannuities.com or by calling the telephone numbers referenced above.

The Trust’s Statement of Additional Information contains information about the Trust’s Trustees and is available without charge upon request by calling 800-752-6342.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2010

■	DEAR CONTRACT OWNER

Our primary objective at Prudential is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 130 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is your best resource to make the most informed investment decisions to help meet your needs. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Diversification does not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stephen Pelletier

President,

Advanced Series Trust	July 30, 2010

PRESIDENT

STEPHEN PELLETIER

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2010

AST Academic Strategies Asset Allocation
Five Largest Holdings (% of Net Assets)

AST International Value Portfolio	7.1%
AST International Growth Portfolio	7.0%
AST PIMCO Total Return Bond Portfolio	6.6%

AST High Yield Portfolio	6.4%
AST Parametric Emerging Markets Equity Portfolio	6.3%

AST Advanced Strategies
Five Largest Holdings (% of Net Assets)
iShares Barclays Aggregate Bond Fund	1.8%

Apple, Inc.	1.3%
iShares Russell 1000 Value Index Fund	1.2%
iShares S&P Midcap 400 Index Fund	1.1%
U.S. Treasury Notes 3.00%, 09/30/16	1.0%

AST Aggressive Asset Allocation
Five Largest Holdings (% of Net Assets)

AST Large-Cap Value Portfolio	18.5%

AST MFS Growth Portfolio	9.8%
AST International Growth Portfolio	9.2%
AST International Value Portfolio	9.2%
AST Goldman Sachs Concentrated Growth Portfolio	8.3%

AST AllianceBernstein Core Value
Five Largest Holdings (% of Net Assets)
Procter & Gamble Co. (The)	3.8%

Bank of America Corp.	3.8%
Wells Fargo & Co.	3.3%
Johnson & Johnson	2.9%
AT&T, Inc.	2.8%

AST AllianceBernstein Growth & Income
Five Largest Holdings (% of Net Assets)
Chevron Corp.	4.0%

Amgen, Inc.	3.8%
Exxon Mobil Corp.	3.7%
Comcast Corp. (Class A Stock)	2.8%
JPMorgan Chase & Co.	2.8%

AST American Century Income & Growth
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	3.5%
International Business Machines Corp.	2.6%
Johnson & Johnson	2.6%
Chevron Corp.	2.2%
JPMorgan Chase & Co.	2.2%

AST Balanced Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	24.4%

AST Large-Cap Value Portfolio	10.8%
AST Western Asset Core Plus Bond Portfolio	10.7%

AST MFS Growth Portfolio	5.6%
AST International Growth Portfolio	5.3%

AST Capital Growth Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	15.0%

AST Large-Cap Value Portfolio	14.0%

AST MFS Growth Portfolio	7.4%
AST International Value Portfolio	6.8%
AST International Growth Portfolio	6.8%

AST CLS Growth Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	16.0%
AST International Growth Portfolio	15.4%

AST Large-Cap Value Portfolio	13.0%
AST Western Asset Core Plus Bond Portfolio	6.9%

AST MFS Growth Portfolio	6.0%

AST CLS Moderate Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	24.2%
AST Western Asset Core Plus Bond Portfolio	10.4%

AST Money Market Portfolio	10.2%
AST International Growth Portfolio	9.9%
AST Large-Cap Value Portfolio	8.4%

AST Federated Aggressive Growth
Five Largest Holdings (% of Net Assets)
CETIP SA — Balcao Organizado de Ativos e Derivativos (Brazil)	2.6%

Hypermarcas SA (Brazil)	2.4%
Warner Chilcott PLC (Class A Stock) (Ireland)	2.2%

hhgregg, Inc.	1.8%
AirTran Holdings, Inc.	1.7%

AST FI Pyramis® Asset Allocation
Five Largest Holdings (% of Net Assets)
U.S. Treasury Notes 1.875%, 04/30/14	6.9%
U.S. Treasury Bonds 1.75%, 04/15/13	6.2%

Western Digital Corp.	1.5%
Seagate Technology (Cayman Islands)	1.5%
Procter & Gamble Co. (The)	1.3%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2010

AST First Trust Balanced Target
Five Largest Holdings (% of Net Assets)

NetFlix, Inc.	1.4%

F5 Networks, Inc.	1.3%
Cognizant Technology Solutions Corp. (Class A Stock)	1.2%

CNOOC Ltd. (Hong Kong)	1.1%
China Petroleum & Chemical Corp. (Class H Stock) (China)	1.1%

AST First Trust Capital Appreciation Target
Five Largest Holdings (% of Net Assets)
Cognizant Technology Solutions Corp. (Class A Stock)	2.9%

Intuitive Surgical, Inc.	2.5%

priceline.com, Inc.	2.1%

NII Holdings, Inc.	2.1%

NetFlix, Inc.	1.9%

AST Goldman Sachs Concentrated Growth
Five Largest Holdings (% of Net Assets)

Apple, Inc.	5.6%
American Tower Corp. (Class A Stock)	5.4%

PepsiCo, Inc.	4.2%
Schlumberger Ltd. (Netherlands Antilles)	4.0%

Microsoft Corp.	3.7%

AST Goldman Sachs Mid-Cap Growth
Five Largest Holdings (% of Net Assets)

Global Payments, Inc.	2.6%
St. Jude Medical, Inc.	2.5%

Ecolab, Inc.	2.4%
American Tower Corp. (Class A Stock)	2.3%

Polo Ralph Lauren Corp.	2.2%

AST Goldman Sachs Small-Cap Value
Five Largest Holdings (% of Net Assets)
iShares Russell 2000 Value Index Fund	4.2%
El Paso Electric Co.	1.7%
American Campus Communities, Inc.	1.4%

MFA Financial, Inc.	1.3%
Meadowbrook Insurance Group, Inc.	1.2%

AST Horizon Growth Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	17.9%
AST Large-Cap Value Portfolio	16.1%
AST Western Asset Core Plus Bond Portfolio	7.7%

AST MFS Growth Portfolio	6.3%
AST International Growth Portfolio	5.7%

AST Horizon Moderate Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	27.5%
AST Western Asset Core Plus Bond Portfolio	11.8%

AST Large-Cap Value Portfolio	10.5%

AST Money Market Portfolio	7.5%
AST International Growth Portfolio	5.0%

AST International Growth
Five Largest Holdings (% of Net Assets)
Teva Pharmaceutical Industries Ltd., ADR (Israel)	2.5%
Industria de Diseno Textil SA (Spain)	2.5%

BASF SE (Germany)	2.5%

Li & Fung Ltd. (Hong Kong)	1.9%
Standard Chartered PLC (United Kingdom)	1.8%

AST International Value
Five Largest Holdings (% of Net Assets)

Novartis AG (Switzerland)	2.0%

BNP Paribas (France)	1.3%
Teva Pharmaceutical Industries Ltd., ADR (Israel)	1.3%
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	1.2%
Novo Nordisk A/S (Class B Stock) (Denmark)	1.2%

AST Jennison Large-Cap Growth
Five Largest Holdings (% of Net Assets)
Apple, Inc.	5.6%
Amazon.com, Inc.	3.4%

Walt Disney Co. (The)	3.0%

Hewlett-Packard Co.	3.0%
Google, Inc. (Class A Stock)	2.9%

AST Jennison Large-Cap Value
Five Largest Holdings (% of Net Assets)
Liberty Global, Inc., Ser. C	2.6%
CA, Inc.	2.6%

Symantec Corp.	2.6%

Mylan, Inc.	2.4%
IAC/InterActiveCorp	2.0%

AST JPMorgan International Equity
Five Largest Holdings (% of Net Assets)
Nestle SA (Switzerland)	2.5%
Total SA (France)	2.3%
Vodafone Group PLC (United Kingdom)	2.2%
HSBC Holdings PLC (United Kingdom)	2.2%
BHP Billiton Ltd. (Australia)	1.9%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2010

AST JPMorgan Strategic Opportunities
Five Largest Holdings (% of Net Assets)
U.S. Treasury Notes 3.00%, 09/30/16	2.5%
U.S. Treasury Notes 0.875%, 01/31/11	1.7%
U.S. Treasury Notes 8.875%, 02/15/19	1.5%
U.S. Treasury Notes 2.375%, 02/28/15	1.5%
U.S. Treasury Notes 8.875%, 08/15/17	1.2%

AST Large-Cap Value
Five Largest Holdings (% of Net Assets)

JPMorgan Chase & Co.	3.2%

Bank of America Corp.	3.1%

Wells Fargo & Co.	3.1%

ConocoPhillips	2.8%
PNC Financial Services Group, Inc.	2.1%

AST Lord Abbett Bond-Debenture
Allocation (% of Net Assets)

Corporate Obligations	79.5%

Convertible Bonds	9.3%

Preferred Stocks	4.3%

Common Stocks	2.8%

Bank Loans	1.5%

AST Marsico Capital Growth
Five Largest Holdings (% of Net Assets)
Apple, Inc.	8.0%
Union Pacific Corp.	4.7%
Wells Fargo & Co.	4.5%
McDonald’s Corp.	4.1%
NIKE, Inc. (Class B Stock)	4.1%

AST MFS Growth
Five Largest Holdings (% of Net Assets)
Apple, Inc.	5.8%
Cisco Systems, Inc.	2.7%
Google, Inc. (Class A Stock)	2.5%
McDonald’s Corp.	2.3%
Oracle Corp.	2.2%

AST Mid-Cap Value
Five Largest Holdings (% of Net Assets)
Beckman Coulter, Inc.	3.0%
Sonoco Products Co.	2.2%
Cummins, Inc.	2.1%
Allstate Corp. (The)	2.1%
Duke Realty Corp.	2.0%

AST Neuberger Berman Mid-Cap Growth
Five Largest Holdings (% of Net Assets)
SBA Communications Corp. (Class A Stock)	2.2%
Stericycle, Inc.	2.0%
Concho Resources, Inc.	2.0%
WMS Industries, Inc.	1.8%

Express Scripts, Inc.	1.7%

AST Neuberger Berman Small-Cap Growth
Five Largest Holdings (% of Net Assets)

Salix Pharmaceuticals Ltd.	3.0%
HEICO Corp.	2.9%
Diamond Foods, Inc.	2.7%
Ultimate Software Group, Inc.	2.5%
Ulta Salon Cosmetics & Fragrance, Inc.	2.4%

AST Neuberger Berman/LSV Mid-Cap Value
Five Largest Holdings (% of Net Assets)

Whirlpool Corp.	1.7%
AmerisourceBergen Corp.	1.3%
StanCorp Financial Group, Inc.	1.3%
Alliant Energy Corp.	1.2%

CMS Energy Corp.	1.1%

AST Parametric Emerging Markets Equity
Five Largest Holdings (% of Net Assets)
America Movil SAB de CV (Class L Stock) (Mexico)	1.5%

China Mobile Ltd. (China)	0.9%
Samsung Electronics Co. Ltd. (South Korea)	0.9%

MTN Group Ltd. (South Africa)	0.9%
Gazprom OAO, ADR (XLON) (Russia)	0.8%

AST Preservation Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	39.9%
AST Western Asset Core Plus Bond Portfolio	17.3%

AST Large-Cap Value Portfolio	6.3%

AST High Yield Portfolio	4.0%

AST Money Market Portfolio	3.6%

AST Schroders Multi-Asset World Strategies
Five Largest Holdings (% of Net Assets)
Goldman Sachs High Yield Fund, ETF	7.3%
PIMCO Developing Local Markets Fund, ETF	4.4%
PIMCO Commodity RealReturn Strategy Fund, ETF	3.2%
T. Rowe Price Institutional High Yield Fund, ETF	2.1%
U.S. Treasury Bonds 4.375%, 11/15/39	1.7%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2010

AST Small-Cap Growth
Five Largest Holdings (% of Net Assets)
Thoratec Corp.	3.3%

Rovi Corp.	2.8%

Lufkin Industries, Inc.	2.7%

Genesco, Inc.	2.7%
Eclipsys Corp.	2.3%

AST Small Cap Value
Five Largest Holdings (% of Net Assets)
Signature Bank	0.9%

IBERIABANK Corp.	0.8%

Lawson Software, Inc.	0.8%
Mid-America Apartment Communities, Inc.	0.8%
Cooper Tire & Rubber Co.	0.7%

AST T. Rowe Price Asset Allocation
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	1.5%
U.S. Treasury Notes 3.125%, 09/30/13	1.4%
U.S. Treasury Notes 1.00%, 08/31/11	1.3%

Apple, Inc.	1.2%
Microsoft Corp.	1.1%

AST T. Rowe Price Large-Cap Growth
Five Largest Holdings (% of Net Assets)
Apple, Inc.	6.3%
Google, Inc. (Class A Stock)	5.0%
Amazon.com, Inc.	3.7%
Danaher Corp.	3.2%

Wells Fargo & Co.	3.0%

AST T. Rowe Price Natural Resources
Five Largest Holdings (% of Net Assets)
Cameron International Corp.	3.7%
Schlumberger Ltd. (Netherlands)	3.5%
Peabody Energy Corp.	3.0%
EOG Resources, Inc.	2.8%
Canadian Natural Resources Ltd. (Canada)	2.6%

AST Value
Five Largest Holdings (% of Net Assets)
AT&T, Inc.	3.6%
Johnson & Johnson	3.3%
Chevron Corp.	3.1%
Citigroup, Inc.	2.7%

Procter & Gamble Co. (The)	2.4%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2010

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Academic Strategies Asset Allocation	Actual	$1,000.00	$970.80	1.48%	$7.23
	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40
AST Advanced Strategies	Actual	$1,000.00	$970.60	1.01%	$4.93
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST Aggressive Asset Allocation	Actual	$1,000.00	$919.30	1.20%	$5.71
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
AST AllianceBerstein Core Value	Actual	$1,000.00	$932.80	0.88%	$4.22
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
AST AllianceBerstein Growth & Income	Actual	$1,000.00	$921.20	0.88%	$4.19
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
AST American Century Income & Growth	Actual	$1,000.00	$935.10	0.92%	$4.41
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61
AST Balanced Asset Allocation	Actual	$1,000.00	$971.50	1.06%	$5.18
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31
AST Capital Growth Asset Allocation	Actual	$1,000.00	$951.30	1.09%	$5.27
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
AST CLS Growth Asset Allocation	Actual	$1,000.00	$954.40	1.13%	$5.48
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
AST CLS Moderate Asset Allocation	Actual	$1,000.00	$974.20	1.04%	$5.09
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2010

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Federated Aggressive Growth	Actual	$1,000.00	$991.90	1.11%	$5.48
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
AST FI Pyramis® Asset Allocation	Actual	$1,000.00	$943.80	1.16%	$5.59
	Hypothetical	$1,000.00	$1,019.04	1.16%	$5.81
AST First Trust Balanced Target	Actual	$1,000.00	$971.40	0.96%	$4.69
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81
AST First Trust Capital Appreciation Target	Actual	$1,000.00	$947.60	0.95%	$4.59
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
AST Goldman Sachs Concentrated Growth	Actual	$1,000.00	$902.90	1.01%	$4.77
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST Goldman Sachs Mid-Cap Growth	Actual	$1,000.00	$951.50	1.13%	$5.47
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
AST Goldman Sachs Small-Cap Value	Actual	$1,000.00	$999.30	1.17%	$5.80
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86
AST Horizon Growth Asset Allocation	Actual	$1,000.00	$959.30	1.16%	$5.64
	Hypothetical	$1,000.00	$1,019.04	1.16%	$5.81
AST Horizon Moderate Asset Allocation	Actual	$1,000.00	$979.50	1.09%	$5.35
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
AST International Growth	Actual	$1,000.00	$896.70	1.12%	$5.27
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61
AST International Value	Actual	$1,000.00	$899.00	1.13%	$5.32
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
AST Jennison Large-Cap Growth	Actual	$1,000.00	$894.20	1.02%	$4.79
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
AST Jennison Large-Cap Value	Actual	$1,000.00	$932.80	0.87%	$4.17
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
AST JPMorgan International Equity	Actual	$1,000.00	$859.70	1.05%	$4.84
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
AST JPMorgan Strategic Opportunities	Actual	$1,000.00	$965.70	1.20%	$5.85
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
AST Large-Cap Value	Actual	$1,000.00	$931.90	0.85%	$4.07
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
AST Lord Abbett Bond-Debenture	Actual	$1,000.00	$1,028.70	0.96%	$4.83
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81
AST Marsico Capital Growth	Actual	$1,000.00	$922.00	1.00%	$4.77
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST MFS Growth	Actual	$1,000.00	$913.50	1.00%	$4.74
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST Mid-Cap Value	Actual	$1,000.00	$994.70	1.10%	$5.44
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51
AST Money Market	Actual	$1,000.00	$1,000.20	0.25%	$1.24
	Hypothetical	$1,000.00	$1,023.55	0.25%	$1.25
AST Neuberger Berman Mid-Cap Growth	Actual	$1,000.00	$998.80	1.04%	$5.15
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
AST Neuberger Berman Small-Cap Growth	Actual	$1,000.00	$944.40	1.16%	$5.59
	Hypothetical	$1,000.00	$1,019.04	1.16%	$5.81

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2010

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Neuberger Berman/LSV Mid-Cap Value	Actual	$1,000.00	$969.40	1.04%	$5.08
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
AST Parametric Emerging Markets Equity	Actual	$1,000.00	$965.10	1.36%	$6.63
	Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80
AST Preservation Asset Allocation	Actual	$1,000.00	$1,005.00	1.00%	$4.97
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST Schroders Multi-Asset World Strategies	Actual	$1,000.00	$963.70	1.46%	$7.11
	Hypothetical	$1,000.00	$1,017.55	1.46%	$7.30
AST Small-Cap Growth	Actual	$1,000.00	$1,003.10	1.05%	$5.21
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
AST Small-Cap Value	Actual	$1,000.00	$985.10	1.04%	$5.12
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
AST T. Rowe Price Asset Allocation	Actual	$1,000.00	$963.60	0.96%	$4.67
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81
AST T. Rowe Price Large-Cap Growth	Actual	$1,000.00	$906.40	1.02%	$4.82
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
AST T. Rowe Price Natural Resources	Actual	$1,000.00	$861.50	1.03%	$4.75
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
AST Value	Actual	$1,000.00	$919.40	0.97%	$4.26
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

*	Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2010, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 83.5%
	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS(w) — 63.7%
AST Cohen & Steers Realty Portfolio	39,584,246	$197,129,547
AST Federated Aggressive Growth Portfolio	1,613,437	11,181,116
AST Global Real Estate Portfolio	31,387,842	202,137,703
AST Goldman Sachs Concentrated Growth Portfolio	3,777,543	84,616,969
AST Goldman Sachs Mid-Cap Growth Portfolio*	8,024,168	34,664,406
AST High Yield Portfolio	46,474,711	316,957,532
AST International Growth Portfolio	38,472,818	347,409,549
AST International Value Portfolio	27,540,352	349,487,071
AST Jennison Large-Cap Growth Portfolio	4,803,405	46,689,094
AST Jennison Large-Cap Value Portfolio	4,405,611	43,219,042
AST Large-Cap Value Portfolio	15,318,552	168,044,512
AST Marsico Capital Growth Portfolio	4,182,358	62,275,313
AST MFS Growth Portfolio	10,116,880	78,911,664
AST Mid-Cap Value Portfolio	7,197,911	69,099,945
AST Money Market Portfolio	125,863	125,863
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,059,398	34,144,826
AST Parametric Emerging Markets Equity Portfolio	39,699,701	310,848,661
AST PIMCO Limited Maturity Bond Portfolio	64,605	674,475
AST PIMCO Total Return Bond Portfolio	27,475,460	327,507,479
AST QMA US Equity Alpha Portfolio	14,588,450	132,900,782
AST Small-Cap Growth Portfolio	747,817	11,217,249
AST Small-Cap Value Portfolio	2,107,758	22,363,317
AST T. Rowe Price Large-Cap Growth Portfolio*	5,322,711	51,577,074
AST T. Rowe Price Natural Resources Portfolio	2,527,997	40,827,156
AST Value Portfolio	10,017,743	70,524,913
AST Western Asset Core Plus Bond Portfolio	13,723,127	141,210,978

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,089,612,936)		3,155,746,236

COMMON STOCKS — 4.4%
Aerospace & Defense — 0.1%
Alliant Techsystems, Inc.*	2,500	155,150
GenCorp, Inc.*	8,400	36,792
General Dynamics Corp.	4,300	251,808
HEICO Corp.	1,750	62,860
L-3 Communications Holdings, Inc.	2,700	191,268
National Presto Industries, Inc.	2,300	213,578
Northrop Grumman Corp.	7,100	386,524
Raytheon Co.	9,000	435,510
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	8,100	154,386

		1,887,876

COMMON STOCKS (continued	Shares	Value (Note 2)
Agriculture
Archer-Daniels-Midland Co.	2,300	$59,386

Air Freight & Logistics — 0.1%
Air Transport Services Group, Inc.*	6,500	30,940
C.H. Robinson Worldwide, Inc.	50,000	2,783,000
HUB Group, Inc. (Class A Stock)*	63,000	1,890,630

		4,704,570

Airlines
Alaska Air Group, Inc.*	3,200	143,840
Delta Air Lines, Inc.*	30,500	358,375

		502,215

Auto Parts & Equipment
Advance Auto Parts, Inc.	3,300	165,594
ArvinMeritor, Inc.*	5,000	65,500
Asbury Automotive Group, Inc.*	4,100	43,214
Cooper Tire & Rubber Co.	10,400	202,800
Johnson Controls, Inc.	7,300	196,151
TRW Automotive Holdings Corp.*	9,400	259,158
WABCO Holdings, Inc.*	10,600	333,688

		1,266,105

Automobile Manufacturers
Oshkosh Corp.*	12,800	398,848

Automotive Parts
American Axle & Manufacturing Holdings, Inc.*	3,000	21,990

Biotechnology
Alexion Pharmaceuticals, Inc.*	1,300	66,547
Amgen, Inc.*	1,800	94,680
Biogen Idec, Inc.*	3,200	151,840
Cambrex Corp.*	6,000	18,900
Celera Corp.*	17,900	117,245
Celgene Corp.*	3,200	162,624
Enzon Pharmaceuticals, Inc.*	6,800	72,420
Immunomedics, Inc.*	49,600	153,264
Life Technologies Corp.*	6,700	316,575

		1,154,095

Building & Construction
Thor Industries, Inc.	13,600	323,000

Building Materials
Armstrong World Industries, Inc.*	800	24,144
Gibraltar Industries, Inc.*	3,000	30,300
Interline Brands, Inc.*	6,000	103,740
Lennox International, Inc.	7,600	315,932
Owens Corning*	16,100	481,551

		955,667

Building Products
Universal Forest Products, Inc.	1,400	42,434

Business Services
Atrion Corp.	200	27,010

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals — 0.1%
Ashland, Inc.	5,500	$255,310
Cabot Corp.	8,500	204,935
Celanese Corp. (Class A Stock)	14,300	356,213
CF Industries Holdings, Inc.	6,500	412,425
Eastman Chemical Co.	4,200	224,112
Fuller (H.B.) Co.	5,900	112,041
Grace, (W.R.) & Co.*	4,300	90,472
Lubrizol Corp. (The)	5,000	401,550
NewMarket Corp.	1,200	104,784
Omnova Solutions, Inc.*	19,500	152,295
Schulman, (A.), Inc.	7,300	138,408
Solutia, Inc.*	6,800	89,080
Spartech Corp.*	2,600	26,650
Stepan Co.	3,300	225,819
Valspar Corp. (The)	1,000	30,120

		2,824,214

Clothing & Apparel
Coach, Inc.	12,900	471,495
Deckers Outdoor Corp.*	200	28,574
Maidenform Brands, Inc.*	8,400	171,024
Timberland Co. (The) (Class A Stock)*	1,400	22,610
VF Corp.	2,100	149,478
Warnaco Group, Inc. (The)*	1,600	57,824

		901,005

Commercial Banks
Ameris Bancorp.*	2,054	19,839
Cathay General Bancorp	5,900	60,947
Community Bank System, Inc.	2,800	61,684
First Bancorp	2,800	40,572
FNB Corp.	21,500	172,645
Fulton Financial Corp.	10,300	99,395
Prosperity Bancshares, Inc.	1,700	59,075
Signature Bank*	3,200	121,632
State Bancorp, Inc.	1,300	12,350
Sun Bancorp, Inc.*	835	3,140
Susquehanna Bancshares, Inc.	2,700	22,491
Tower Bancorp, Inc.	500	10,945
Trustco Bank Corp.	9,400	52,640
Webster Financial Corp.	1,700	30,498
WesBanco, Inc.	1,600	26,960

		794,813

Commercial Services
Diamond Management & Technology Consultants, Inc.	2,200	22,682
Education Management Corp.*	7,700	117,425
Franklin Covey Co.*	3,900	25,350
Global Cash Access Holdings, Inc.*	4,800	34,608
Moody’s Corp.	2,100	41,832
Standard Parking Corp.*	1,500	23,745
Towers Watson & Co. (Class A Stock)	6,000	233,100
Universal Technical Institute, Inc.*	7,400	174,936

		673,678

COMMON STOCKS (continued	Shares	Value (Note 2)
Commercial Services & Supplies — 0.3%
Apollo Group, Inc. (Class A Stock)*	2,900	$123,163
Capella Education Co.*	1,500	122,025
Career Education Corp.*	7,700	177,254
Convergys Corp.*	3,600	35,316
Deluxe Corp.	5,800	108,750
DeVry, Inc.	3,600	188,964
EnergySolutions, Inc.	133,595	679,998
Ennis, Inc.	6,700	100,567
Equifax, Inc.	2,000	56,120
FTI Consulting, Inc.*	3,100	135,129
GEO Group, Inc. (The)*	116,000	2,407,000
Global Payments, Inc.	400	14,616
Hewitt Associates, Inc. (Class A Stock)*	500	17,230
IESI-BFC Ltd. (NYSE) (Canada)	91,439	1,838,838
IESI-BFC Ltd. (TSX) (Canada)	144,900	2,889,697
ITT Educational Services, Inc.*	1,000	83,020
Kelly Services, Inc. (Class A Stock)*	8,500	126,395
Lender Processing Services, Inc.	9,000	281,790
Lincoln Educational Services Corp.*	2,900	59,711
M&F Worldwide Corp.*	3,000	81,300
MasterCard, Inc. (Class A Stock)	500	99,765
On Assignment, Inc.*	3,800	19,114
PHH Corp.*	7,800	148,512
Pitney Bowes, Inc.	2,000	43,920
Pre-Paid Legal Services, Inc.*	1,200	54,588
Republic Services, Inc.	132,290	3,932,982
Robert Half International, Inc.	5,000	117,750
RR Donnelley & Sons Co.	16,700	273,379
Service Corp. International	4,800	35,520
Shanks Group PLC (United Kingdom)	570,923	847,677
Waste Management, Inc.	45,300	1,417,437
Weight Watchers International, Inc.	4,100	105,329

		16,622,856

Computer Hardware
Electronics for Imaging, Inc.*	1,300	12,675

Computer Services & Software
Allscripts-Misys Healthcare Solutions, Inc.*	22,200	357,420
Computer Sciences Corp.	4,100	185,525
DST Systems, Inc.	3,200	115,648
Intuit, Inc.*	6,200	215,574
Pegasystems, Inc.	3,700	118,807
Riverbed Technology, Inc.*	14,000	386,680
Symantec Corp.*	17,600	244,288
Synopsys, Inc.*	11,600	242,092

		1,866,034

Computers & Peripherals
Hewlett-Packard Co.	1,200	51,936
International Business Machines Corp.	500	61,740
NCI, Inc. (Class A Stock)*	600	13,548
Seagate Technology (Cayman Islands)*	26,200	341,648

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Computers & Peripherals (continued)
Western Digital Corp.*	8,600	$259,376

		728,248

Construction & Engineering
Quanta Services, Inc.*	67,140	1,386,441

Consumer Finance
Advance America Cash Advance Centers, Inc.	5,000	20,650
Nelnet, Inc. (Class A Stock)	10,000	192,800

		213,450

Consumer Products & Services
American Greetings Corp. (Class A Stock)	9,200	172,592
Avery Dennison Corp.	6,100	195,993
Blyth, Inc.	5,100	173,757
Clorox Co.	3,300	205,128
Helen of Troy Ltd. (Bermuda)*	4,600	101,476
Jarden Corp.	5,600	150,472
Kid Brands, Inc.*	5,200	36,556
La-Z-Boy, Inc.*	4,800	35,664
Prestige Brands Holdings, Inc.*	1,700	12,036
Procter & Gamble Co. (The)	1,700	101,966
Scotts Miracle-Gro Co. (The) (Class A Stock)	900	39,969

		1,225,609

Containers & Packaging
AEP Industries, Inc.*	3,400	81,192
Ball Corp.	4,700	248,301
Rock-Tenn Co. (Class A Stock)	800	39,736
Temple-Inland, Inc.	13,100	270,777

		640,006

Distribution/Wholesale
Brightpoint, Inc.*	19,100	133,700
Core-Mark Holding Co., Inc.*	4,300	117,820
Fossil, Inc.*	2,000	69,400
Ingram Micro, Inc. (Class A Stock)*	16,200	246,078
LKQ Corp.*	10,700	206,296
W.W. Grainger, Inc.	4,200	417,690

		1,190,984

Diversified Financial Services
Affiliated Managers Group, Inc.*	1,700	103,309
Ameriprise Financial, Inc.	2,300	83,099
GFI Group, Inc.	28,300	157,914
LaBranche & Co., Inc.*	7,200	30,816
Legg Mason, Inc.	6,700	187,801
NYSE Euronext, Inc.	1,600	44,208
SLM Corp.*(g)	32,700	339,753
SWS Group, Inc.	7,200	68,400
Visa, Inc. (Class A Stock)	5,600	396,200
Waddell & Reed Financial, Inc. (Class A Stock)	1,300	28,444
World Acceptance Corp.*	1,400	53,634

		1,493,578

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Operations
Compass Diversified Holdings	8,000	$107,280

Diversified Telecommunication Services — 0.1%
Alaska Communications Systems Group, Inc.	139,300	1,182,657
BCE, Inc. (Canada)	63,700	1,864,499
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	79,520	1,565,749
City Telecom HK Ltd., ADR (Hong Kong)	72,471	821,821
Iliad SA (France)	15,461	1,200,609

		6,635,335

Electric
Ameren Corp.	4,900	116,473
DPL, Inc.	11,600	277,240
DTE Energy Co.	1,000	45,610
Edison International	4,600	145,912
FirstEnergy Corp.	2,200	77,506
NV Energy, Inc.	22,700	268,087
OGE Energy Corp.	5,400	197,424
PG&E Corp.	1,000	41,100
Pinnacle West Capital Corp.	1,600	58,176
Public Service Enterprise Group, Inc.	3,600	112,788
SCANA Corp.	1,200	42,912

		1,383,228

Electric Utilities — 0.3%
CEZ A/S (Czech Republic)	29,200	1,188,500
Cia Energetica de Minas Gerais, ADR (Brazil)	88,000	1,290,960
CPFL Energia SA (Brazil)	30,700	673,528
CPFL Energia SA, 144A (Brazil)	52,700	1,156,187
EDP – Energias do Brasil SA (Brazil)	40,900	803,271
EDP – Energias do Brasil SA, 144A (Brazil)	33,300	654,008
Enersis SA, ADR (Chile)	116,400	2,317,524
Entergy Corp.	35,700	2,556,834
Fortum Oyj (Finland)	52,600	1,154,609
Great Plains Energy, Inc.	82,506	1,404,252
PPL Corp.	66,369	1,655,907

		14,855,580

Electrical Equipment
A123 Systems, Inc.*	29,800	281,014

Electronic Components & Equipment — 0.1%
Arrow Electronics, Inc.*	5,600	125,160
Avnet, Inc.*	13,900	335,129
AVX Corp.	4,700	60,254
Dolby Laboratories, Inc. (Class A Stock)*	400	25,076
Gentex Corp.	13,300	239,134
Hubbell, Inc. (Class B Stock)	3,900	154,791
Jabil Circuit, Inc.	29,700	395,010
Keithley Instruments, Inc.	1,600	14,128
LaBarge, Inc.*	800	9,128

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Components & Equipment (continued)
Mettler-Toledo International, Inc.*	3,600	$401,868
National Instruments Corp.	8,400	266,952
NVE Corp.*	700	30,471
Powell Industries, Inc.*	3,900	106,626
Tech Data Corp.*	3,400	121,108
Thermo Fisher Scientific, Inc.*	7,200	353,160
Thomas & Betts Corp.*	4,600	159,620
Vicor Corp.*	2,900	36,221
Waters Corp.*	3,500	226,450

		3,060,286

Electronic Equipment & Instruments
Vishay Intertechnology, Inc.*	14,000	108,360

Energy – Alternate Sources
Green Plains Renewable Energy, Inc.*	14,300	146,146
Headwaters, Inc.*	3,600	10,224

		156,370

Engineering/Construction — 0.1%
Chicago Bridge & Iron Co. NV (Netherlands)*	114,300	2,149,983
EMCOR Group, Inc.*	2,100	48,657
KBR, Inc.	1,800	36,612
Shaw Group, Inc. (The)*	4,100	140,302
URS Corp.*	3,900	153,465
Vinci SA (France)	53,814	2,234,451

		4,763,470

Entertainment & Leisure
Carmike Cinemas, Inc.*	2,100	12,726
Mattel, Inc.	4,600	97,336
Polaris Industries, Inc.	1,300	71,006
Winnebago Industries, Inc.*	6,400	63,616

		244,684

Environmental Control
Nalco Holding Co.	14,300	292,578
Stericycle, Inc.*	1,000	65,580

		358,158

Equipment Services
Aruba Networks, Inc.*	20,600	293,344

Farming & Agriculture
Bunge Ltd. (Bermuda)	2,900	142,651

Financial – Bank & Trust
Bank of America Corp.	11,400	163,818
Cardinal Financial Corp.	15,200	140,448
First Citizens BancShares, Inc. (Class A Stock)	200	38,466
Goldman Sachs Group, Inc. (The)	3,100	406,937
SCBT Financial Corp.	2,200	77,484

		827,153

Financial Services
Broadridge Financial Solutions, Inc.	1,300	24,765
Capital One Financial Corp.	4,300	173,290

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial Services (continued)
Cowen Group, Inc. (Class A Stock)*	11,500	$47,150
First Commonwealth Financial Corp.	8,300	43,575
MarketAxess Holdings, Inc.	2,400	33,096
Western Union Co. (The)	8,600	128,226

		450,102

Foods
Chiquita Brands International, Inc.*	19,300	234,495
Corn Products International, Inc.	700	21,210
Dean Foods Co.*	9,100	91,637
Del Monte Foods Co.	13,300	191,387
Hormel Foods Corp.	1,600	64,768
Kellogg Co.	200	10,060
Lancaster Colony Corp.	1,000	53,360
Sanderson Farms, Inc.	3,700	187,738
Smart Balance, Inc.*	22,100	90,389
Smithfield Foods, Inc.*	12,800	190,720
SUPERVALU, Inc.	21,000	227,640
Tyson Foods, Inc. (Class A Stock)	21,900	358,941

		1,722,345

Forest & Paper Products
Boise, Inc.*	36,600	200,934

Furniture
Hooker Furniture Corp.	2,900	30,914

Gas Utilities — 0.1%
Enagas (Spain)	65,196	982,065
EQT Corp.	43,700	1,579,318
ONEOK, Inc.	53,000	2,292,250

		4,853,633

Healthcare Equipment & Services
Continucare Corp.*	5,800	19,430

Healthcare Equipment & Supplies
Medical Action Industries, Inc.*	1,800	21,582

Healthcare Products
American Medical Systems Holdings, Inc.*	1,500	33,180
Bruker Corp.*	13,300	161,728
Cooper Cos., Inc. (The)	4,900	194,971
Cutera, Inc.*	6,200	57,102
Hospira, Inc.*	2,800	160,860
Intuitive Surgical, Inc.*	1,500	473,430
Invacare Corp.	7,500	155,550
Medtronic, Inc.	2,100	76,167
Natus Medical, Inc.*	2,400	39,096
Quidel Corp.*	4,600	58,374
Sirona Dental Systems, Inc.*	5,700	198,588
Somanetics Corp.*	5,500	137,225
Techne Corp.	300	17,235
Teleflex, Inc.	1,400	75,992

		1,839,498

Healthcare Providers & Services — 0.1%
Aetna, Inc.	4,700	123,986
American Dental Partners, Inc.*	8,100	98,091
Bio-Reference Labs, Inc.*	6,300	139,671

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Providers & Services (continued)
Community Health Systems, Inc.*	1,700	$57,477
Coventry Health Care, Inc.*	12,700	224,536
Health Net, Inc.*	16,600	404,542
Humana, Inc.*	4,500	205,515
Laboratory Corp. of America Holdings*	500	37,675
Lincare Holdings, Inc.*	10,650	346,232
Quest Diagnostics, Inc.	3,000	149,310
UnitedHealth Group, Inc.	7,500	213,000
US Physical Therapy, Inc.*	2,100	35,448
WellPoint, Inc.*	3,000	146,790

		2,182,273

Healthcare Services
Universal Health Services, Inc. (Class B Stock)	5,500	209,825

Hotels, Restaurants & Leisure — 0.1%
BJ’s Restaurants, Inc.*	16,100	379,960
Bob Evans Farms, Inc.	2,700	66,474
Brinker International, Inc.	17,000	245,820
CEC Entertainment, Inc.*	1,000	35,260
Cheesecake Factory, Inc. (The)*	11,100	247,086
Chipotle Mexican Grill, Inc. (Class A Stock)*	3,200	437,792
Cracker Barrel Old Country Store, Inc.	4,400	204,864
DineEquity, Inc.*	1,500	41,880
McDonald’s Corp.	900	59,283
Papa John’s International, Inc.*	7,300	168,776
Red Lion Hotels Corp.*	3,900	23,283
Ruby Tuesday, Inc.*	21,600	183,600
Texas Roadhouse, Inc.*	8,700	109,794
Wyndham Worldwide Corp.	3,000	60,420

		2,264,292

Household Durables
Newell Rubbermaid, Inc.	20,500	300,120
Tempur-Pedic International, Inc.*	12,000	369,000

		669,120

Household Products
Toro Co. (The)	5,500	270,160
Tupperware Brands Corp.	8,500	338,725
Whirlpool Corp.	1,400	122,948

		731,833

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)*	146,669	1,355,222
Algonquin Power & Utilities Corp. (Canada)	197,300	761,733
Algonquin Power & Utilities Corp., 144A (Canada)	116,200	448,623
China Longyuan Power Group Corp. (China)*	608,700	558,829
Constellation Energy Group, Inc.	46,048	1,485,048
Infigen Energy (Australia)	1,767,239	1,057,910
MPX Energia SA (Brazil)*	78,000	852,598
NRG Energy, Inc.*	63,300	1,342,593

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power Producers & Energy Traders (continued)
Tractebel Energia SA (Brazil)	133,600	$1,561,751

		9,424,307

Industrial Conglomerates
3M Co.	3,200	252,768
Standex International Corp.	5,500	139,425

		392,193

Insurance — 0.1%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	4,200	190,596
American Equity Investment Life Holding Co.	21,800	224,976
American Financial Group, Inc.	1,600	43,712
American Safety Insurance Holdings Ltd. (Bermuda)*	1,800	28,296
Assurant, Inc.	5,900	204,730
AXIS Capital Holdings Ltd. (Bermuda)	1,100	32,692
CNA Surety Corp.*	3,200	51,424
Enstar Group Ltd. (Bermuda)*	900	59,796
Everest Re Group Ltd. (Bermuda)	4,900	346,528
Flagstone Reinsurance Holdings SA (Bermuda)	7,700	83,314
Hallmark Financial Services, Inc.*	2,500	24,875
Hartford Financial Services Group, Inc. (The)	11,000	243,430
Montpelier Re Holdings Ltd. (Bermuda)	13,400	200,062
PartnerRe Ltd. (Bermuda)	700	49,098
Platinum Underwriters Holdings Ltd. (Bermuda)	5,100	185,079
Presidential Life Corp.	4,300	39,130
Protective Life Corp.	1,800	38,502
Reinsurance Group of America, Inc.	1,200	54,852
RenaissanceRe Holdings Ltd. (Bermuda)	1,300	73,151
Stewart Information Services Corp.	13,600	122,672
Transatlantic Holdings, Inc.	1,600	76,736
Unitrin, Inc.	9,400	240,640
XL Capital Ltd. (Class A Stock) (Cayman Islands)	24,500	392,245

		3,006,536

Internet Software & Services
F5 Networks, Inc.*	7,500	514,275
IAC/InterActiveCorp*	22,000	483,340
j2 Global Communications, Inc.*	4,900	107,016
Liberty Media Holding Corp. – Interactive (Class A Stock)*	8,900	93,450
Online Resources Corp.*	1,800	7,470
S1 Corp.*	15,500	93,155
TIBCO Software, Inc.*	900	10,854

		1,309,560

Investment Companies
American Capital Ltd.*	9,300	44,826
Ares Capital Corp.	1,100	13,783

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Investment Companies (continued)
Fifth Street Finance Corp.	3,200	$35,296
TICC Capital Corp.	4,200	35,280

		129,185

Machinery — 0.2%
China South Locomotive & Rolling Stock Corp. (Class H Stock) (China)	1,952,100	1,334,516
Dover Corp.	6,100	254,919
Duoyuan Global Water, Inc., ADR (Virgin Islands)*	109,200	1,921,920
Ingersoll-Rand PLC (Ireland)	40,900	1,410,641
NACCO Industries, Inc. (Class A Stock)	1,400	124,264
New Flyer Industries, Inc. (Canada)	245,574	2,256,084

		7,302,344

Machinery & Equipment
Altra Holdings, Inc.*	900	11,718
DXP Enterprises, Inc.*	3,400	53,210
Flowserve Corp.	1,300	110,240
IDEX Corp.	3,800	108,566
Joy Global, Inc.	3,700	185,333
Kennametal, Inc.	7,300	185,639
Lincoln Electric Holdings, Inc.	900	45,891
Rockwell Automation, Inc.	6,500	319,085
Roper Industries, Inc.	900	50,364
Tennant Co.	4,600	155,572
Zebra Technologies Corp. (Class A Stock)*	8,000	202,960

		1,428,578

Manufacturing — 0.1%
Blount International, Inc.*	2,900	29,783
Carlisle Cos., Inc.	2,000	72,260
Crane Co.	3,700	111,777
Eaton Corp.	1,400	91,616
General Electric Co.	108,000	1,557,360
ITT Corp.	1,500	67,380
Leggett & Platt, Inc.	16,000	320,960
Parker Hannifin Corp.	3,100	171,926
Pentair, Inc.	4,800	154,560
Polypore International, Inc.*	2,600	59,124
STR Holdings, Inc.*	1,200	22,560
Trinity Industries, Inc.	8,000	141,760

		2,801,066

Marine
Great Lakes Dredge & Dock Corp.	3,700	22,200

Media
CBS Corp. (Class B Stock)	4,800	62,064
Comcast Corp. (Class A Stock)	18,100	314,397
Courier Corp.	1,800	21,978
DIRECTV (Class A Stock)*	2,900	98,368
Dolan Co. (The)*	13,100	145,672
FactSet Research Systems, Inc.	1,600	107,184
Gannett Co., Inc.	19,600	263,816

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Journal Communications, Inc. (Class A Stock)*	3,000	$11,910
Liberty Media Corp. – Starz (Class A Stock)*	6,300	326,592
McGraw-Hill Cos., Inc. (The)	4,700	132,258
Scholastic Corp.	8,300	200,196
Washington Post Co. (The) (Class B Stock)	400	164,192

		1,848,627

Medical Supplies & Equipment
Becton, Dickinson and Co.	2,800	189,336
IDEXX Laboratories, Inc.*	3,200	194,880

		384,216

Metals & Mining — 0.1%
AK Steel Holding Corp.	12,500	149,000
Alcoa, Inc.	26,200	263,572
Brush Engineered Materials, Inc.*	1,500	29,970
Freeport-McMoRan Copper & Gold, Inc.	4,200	248,346
Lawson Products, Inc.	1,100	18,678
Newmont Mining Corp.	2,200	135,828
Schnitzer Steel Industries, Inc. (Class A Stock)	9,600	376,320
Southern Copper Corp.	13,100	347,674
Steel Dynamics, Inc.	11,200	147,728
Stillwater Mining Co.*	4,400	51,128
Timken Co.	2,400	62,376
Walter Energy, Inc.	5,400	328,590

		2,159,210

Multi-Utilities — 0.2%
Centrica PLC (United Kingdom)	351,700	1,552,058
CMS Energy Corp.	98,900	1,448,885
GDF Suez (France)	44,900	1,277,434
Hera SpA (Italy)	791,941	1,299,208
RWE AG (Germany)	13,824	904,588
Sempra Energy	54,100	2,531,339
Suez Environnement Co. (France)	93,100	1,536,368
Veolia Environnement (France)	42,600	1,000,803

		11,550,683

Office Equipment & Supplies
Herman Miller, Inc.	3,700	69,819
Xerox Corp.	23,900	192,156

		261,975

Oil & Gas Exploration/Production
Continental Resources, Inc.*	4,500	200,790

Oil, Gas & Consumable Fuels — 0.6%
AGL Resources, Inc.	6,400	229,248
Apache Corp.	3,400	286,246
Approach Resources, Inc.*	3,900	26,832
Atmos Energy Corp.	3,400	91,936
Atwood Oceanics, Inc.*	16,200	413,424
Blueknight Energy Partners LP*	112,600	928,950
Cheniere Energy, Inc.*	292,500	824,850

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.	6,600	$138,270
Chesapeake Utilities Corp.	1,400	43,960
Chevron Corp.	5,800	393,588
Cimarex Energy Co.	4,800	343,584
ConocoPhillips	4,300	211,087
Copano Energy LLC-Units	72,500	1,992,300
Crescent Point Energy Corp. (Canada)	54,100	1,888,456
Crescent Point Energy Corp., 144A (Canada)	4,300	150,099
Devon Energy Corp.	1,200	73,104
Dresser-Rand Group, Inc.*	1,300	41,015
Enbridge, Inc. (Canada)	47,965	2,235,169
Energen Corp.	8,000	354,640
Energy Transfer Equity LP	47,200	1,593,000
Essar Energy PLC (United Kingdom)*	394,388	2,800,137
Exxon Mobil Corp.	2,900	165,503
FMC Technologies, Inc.*	1,900	100,054
Helix Energy Solutions Group, Inc.*	22,000	236,940
Helmerich & Payne, Inc.	5,200	189,904
Hess Corp.	8,100	407,754
Murphy Oil Corp.	3,600	178,380
Niska Gas Storage Partners LLC*	100,000	1,856,000
NiSource, Inc.	3,300	47,850
Paa Natural Gas Storage LP*	65,000	1,548,950
Panhandle Oil and Gas, Inc. (Class A Stock)	2,100	55,503
Regency Energy Partners LP	129,600	3,131,136
RPC, Inc.	1,800	24,570
Southern Union Co.	66,700	1,458,062
Southwestern Energy Co.*	1,700	65,688
Stone Energy Corp.*	9,400	104,904
UGI Corp.	9,300	236,592
Unit Corp.*	9,800	397,782
VAALCO Energy, Inc.*	4,900	27,440
W&T Offshore, Inc.	10,800	102,168
Whiting Petroleum Corp.*	24,000	1,882,080
Williams Partners LP	23,000	1,003,260
World Fuel Services Corp.	3,800	98,572

		28,378,987

Paper & Forest Products
Glatfelter	3,300	35,805

Pharmaceuticals — 0.1%
Allergan, Inc.	2,900	168,954
Bristol-Myers Squibb Co.	9,700	241,918
Cephalon, Inc.*	1,700	96,475
Eli Lilly & Co.	1,000	33,500
Endo Pharmaceuticals Holdings, Inc.*	14,200	309,844
Forest Laboratories, Inc.*	3,500	96,005
Impax Laboratories, Inc.*	8,700	165,822
Medco Health Solutions, Inc.*	6,100	335,988
Medicines Co. (The)*	10,200	77,622
Nutraceutical International Corp.*	6,200	94,612
Obagi Medical Products, Inc.*	3,200	37,824

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Par Pharmaceutical Cos., Inc.*	6,700	$173,932
Perrigo Co.	1,200	70,884
USANA Health Sciences, Inc.*	600	21,918

		1,925,298

Pipelines
Williams Cos., Inc. (The)	15,000	274,200

Real Estate
Forest City Enterprises, Inc. (Class A Stock)*	4,000	45,280

Real Estate Investment Trusts — 0.1%
Annaly Capital Management, Inc.	24,400	418,460
Anworth Mortgage Asset Corp.	9,400	66,928
Ashford Hospitality Trust, Inc.*	1,400	10,262
Brandywine Realty Trust	26,600	285,950
CapLease, Inc.	4,400	20,284
CBL & Associates Properties, Inc.	5,700	70,908
Chimera Investment Corp.	76,000	274,360
Colonial Properties Trust	5,400	78,462
Duke Realty Corp.	3,600	40,860
Hospitality Properties Trust	16,000	337,600
HRPT Properties Trust	8,900	55,269
Invesco Mortgage Capital, Inc.	9,000	180,090
Lexington Realty Trust	12,200	73,322
MFA Financial, Inc.	24,900	184,260
Parkway Properties, Inc.	8,500	123,845
Piedmont Office Realty Trust, Inc. (Class A Stock)	3,700	69,301
Ramco-Gershenson Properties Trust	4,100	41,410
Resource Capital Corp.	3,000	17,040

		2,348,611

Retail & Merchandising — 0.1%
99 Cents Only Stores*	6,300	93,240
Aeropostale, Inc.*	1,750	50,120
America’s Car-Mart, Inc.*	2,200	49,786
AnnTaylor Stores Corp.*	2,200	35,794
AutoNation, Inc.*	3,300	64,350
Big 5 Sporting Goods Corp.	3,500	45,990
Biglari Holdings, Inc.*	300	86,070
Chico’s FAS, Inc.	25,900	255,892
Darden Restaurants, Inc.	2,600	101,010
Denny’s Corp.*	10,500	27,300
Dillard’s, Inc. (Class A Stock)	1,400	30,100
Dollar Tree, Inc.*	11,250	468,337
Family Dollar Stores, Inc.	3,700	139,453
First Cash Financial Services, Inc.*	2,400	52,320
Gap, Inc. (The)	2,800	54,488
J. Crew Group, Inc.*	300	11,043
Kirkland’s, Inc.*	4,900	82,688
Mccormick & Schmick’s Seafood Restaurants, Inc.*	2,300	17,158
PetSmart, Inc.	3,000	90,510
Phillips-Van Heusen Corp.	2,600	120,302
Ross Stores, Inc.	7,000	373,030
Ruth’s Hospitality Group, Inc.*	18,600	77,748

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail & Merchandising (continued)
Signet Jewelers Ltd. (Bermuda)*	4,100	$112,750
Steinway Musical Instruments, Inc.*	500	8,895
Target Corp.	4,800	236,016
TJX Cos., Inc.	4,300	180,385
Ulta Salon Cosmetics & Fragrance, Inc.*	8,200	194,012
Urban Outfitters, Inc.*	3,700	127,243
Wal-Mart Stores, Inc.	3,100	149,017
Williams-Sonoma, Inc.	8,100	201,042

		3,536,089

Road & Rail — 0.2%
All America Latina Logistica SA (Brazil)	295,760	2,312,007
CSX Corp.	48,600	2,412,018
National Express Group PLC (United Kingdom)*	754,800	2,462,755
Union Pacific Corp.	40,200	2,794,302
Vitran Corp., Inc. (Canada)*	114,859	1,519,585

		11,500,667

Savings & Loan
First Defiance Financial Corp.	2,000	17,880
Provident Financial Services, Inc.	9,900	115,731

		133,611

Semiconductors — 0.1%
Advanced Micro Devices, Inc.*	4,900	35,868
Applied Micro Circuits Corp.*	32,000	335,360
Broadcom Corp. (Class A Stock)	6,400	211,008
Cirrus Logic, Inc.*	10,200	161,262
Cypress Semiconductor Corp.*	12,600	126,504
Diodes, Inc.*	3,900	61,893
Fairchild Semiconductor International, Inc.*	6,300	52,983
Intel Corp.	5,600	108,920
Intersil Corp. (Class A Stock)	12,900	156,219
Lam Research Corp.*	4,300	163,658
Linear Technology Corp.	5,900	164,079
LSI Corp.*	40,500	186,300
Marvell Technology Group Ltd. (Bermuda)*	22,100	348,296
Micrel, Inc.	3,800	38,684
National Semiconductor Corp.	8,600	115,756
PMC-Sierra, Inc.*	5,300	39,856
QLogic Corp.*	2,900	48,198
Semtech Corp.*	5,400	88,398
Silicon Laboratories, Inc.*	3,100	125,736
Teradyne, Inc.*	15,900	155,025
Texas Instruments, Inc.	19,100	444,648
Volterra Semiconductor Corp.*	3,000	69,180
Xilinx, Inc.	700	17,682
Zoran Corp.*	11,400	108,756

		3,364,269

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 0.1%
Sunpower Corp. (Class B Stock)*	60,600	$654,480
Trina Solar Ltd., ADR (Cayman Islands)*	73,800	1,275,264

		1,929,744

Software
Activision Blizzard, Inc.	10,700	112,243
Autodesk, Inc.*	10,600	258,216
Blackboard, Inc.*	1,000	37,330
BMC Software, Inc.*	10,500	363,615
Cerner Corp.*	1,500	113,835
CSG Systems International, Inc.*	2,500	45,825
McAfee, Inc.*	10,100	310,272
Microsoft Corp.	12,700	292,227
MSCI, Inc. (Class A Stock)*	5,600	153,440

		1,687,003

Specialty Retail
Jos. A. Bank Clothiers, Inc.*	1,700	91,783
Limited Brands, Inc.	4,000	88,280
Monro Muffler Brake, Inc.	4,100	162,073

		342,136

Telecommunications
Amdocs Ltd. (Guernsey)*	800	21,480
Arris Group, Inc.*	11,900	121,261
AT&T, Inc.	3,200	77,408
Cisco Systems, Inc.*	1,400	29,834
EchoStar Corp. (Class A Stock)*	1,700	32,436
Harris Corp.	3,400	141,610
Juniper Networks, Inc.*	3,600	82,152
Loral Space & Communications, Inc.*	3,100	132,432
MasTec, Inc.*	18,800	176,720
NTELOS Holdings Corp.	3,300	56,760
Plantronics, Inc.	4,200	120,120
Shenandoah Telecommunications Co.	2,800	49,672
United States Cellular Corp.*	1,900	78,185
USA Mobility, Inc.	13,700	177,004
Verizon Communications, Inc.	11,000	308,220

		1,605,294

Textiles, Apparel & Luxury Goods
Kenneth Cole Productions, Inc. (Class A Stock)*	6,300	69,363

Tobacco
Reynolds American, Inc.	3,100	161,572

Transportation
FedEx Corp.	2,400	168,264
Genco Shipping & Trading Ltd. (Marshall Island)*	8,000	119,920
J.B. Hunt Transport Services, Inc.	7,800	254,826
Kansas City Southern*	8,800	319,880
Norfolk Southern Corp.	1,200	63,660
Pacer International, Inc.*	11,700	81,783

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation (continued)
Ryder System, Inc.	4,800	$193,104
United Parcel Service, Inc. (Class B Stock)	1,200	68,268

		1,269,705

Transportation Infrastructure — 0.3%
Aegean Marine Petroleum Network, Inc. (Marshall Island)	118,697	2,371,566
Atlantia SpA (Italy)	128,847	2,283,532
Cia de Concessoes Rodoviarias (Brazil)	106,700	2,187,202
EcoRodovias Infrastructura e Logistica SA, 144A (Brazil)*	266,500	1,461,690
Groupe Eurotunnel SA (France)	207,800	1,404,367
Hamburger Hafen und Logistik AG (Germany)	46,911	1,501,396
Shenzhen Expressway Co. Ltd. (Class H Stock) (China)	2,598,000	1,144,911

		12,354,664

Water
American Water Works Co., Inc.	12,900	265,740
Aqua America, Inc.	19,000	335,920

		601,660

Water Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	97,800	1,990,135

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Class L Stock), ADR (Mexico)	56,300	2,674,250
Crown Castle International Corp.*	105,300	3,923,478
Millicom International Cellular SA (Luxembourg)	18,800	1,524,116
NII Holdings, Inc.*	45,600	1,482,912
SBA Communications Corp. (Class A Stock)*	65,600	2,231,056
Telephone & Data Systems, Inc.	6,600	200,574

		12,036,386

TOTAL COMMON STOCKS (cost $226,900,140)		218,141,430

EXCHANGE TRADED FUNDS — 4.0%
Energy Select Sector SPDR Fund	156,300	7,764,984
iShares Barclays Intermediate Credit Bond Fund	71,800	7,560,540
iShares FTSE/Xinhua China 25 Index Fund	230,000	8,999,900
iShares iBoxx $ High Yield Corporate Bond Fund	147,400	12,514,260
iShares iBoxx Investment Grade Corporate Bond Fund	335,000	36,334,100
iShares JPMorgan USD Emerging Markets Bond Fund	107,100	11,129,832
iShares MSCI Australia Index Fund	399,900	7,590,102
iShares MSCI Brazil Index Fund	105,600	6,542,976

EXCHANGE TRADED FUNDS (continued)	Shares	Value (Note 2)
iShares MSCI Canada Index Fund	665,700	$16,522,674
iShares MSCI Emerging Markets Index Fund	224,100	8,363,412
iShares S&P Global 100 Index Fund	228,921	11,622,319
iShares S&P GSCI Commodity Indexed Trust*	355,700	9,884,903
PowerShares DB Commodity Index Tracking Fund*	697,500	15,045,075
SPDR Barclays Capital High Yield Bond	329,500	12,464,985
SPDR Dow Jones REIT	268,000	13,670,680
SPDR Gold Trust*	100,400	12,216,672

TOTAL EXCHANGE TRADED FUNDS (cost $193,988,950)		198,227,414

MUTUAL FUNDS — 2.7%
AQR Diversified Arbitrage Fund	894,834	9,744,742
Calamos Market Neutral Income Fund	1,494,979	16,564,369
Diamond Hill Long-Short Fund	696,951	10,370,628
Eaton Vance Floating-Rate Fund*	527,986	4,556,519
Eaton Vance Global Macro Absolute Return Fund*	1,535,291	15,951,678
Forum Funds – Absolute Strategies Fund*	1,836,276	19,280,902
Franklin Floating Rate Daily Access Fund*	499,050	4,436,558
Gateway Fund	478,988	11,534,038
Hussman Strategic Growth Fund	1,401,157	18,845,559
Mainstay Floating Rate Fund*	437,250	4,000,842
Merger Fund (The)	1,234,244	19,229,529

TOTAL MUTUAL FUNDS (cost $136,250,900)		134,515,364

PREFERRED STOCK
Diversified Financial Services
SLM Corp., 1.961%, CVT (cost $10,125)	900	14,787

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.2%
Ally Auto Receivables Trust,
Series 2009-A, Class A2, 144A
1.32%	03/15/12	AAA	(d)	$1,230	1,231,395
American Money Management Corp.,
Series 2005-5A, Class A1A, 144A
0.774%(c)	08/08/17	Aaa		300	285,120
ARES CLO Funds,
Series 2006-6RA, Class A1B, 144A
0.764%(c)	03/12/18	Aaa		495	469,173
Bank of America Auto Trust,
Series 2009-2A, Class A2, 144A
1.16%	02/15/12	Aaa		304	304,835
Chase Issuance Trust,
Series 2009-A8, Class A8
0.75%(c)	09/17/12	Aaa		2,000	2,001,209

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Ford Auto Securitization Trust, (Canada)
Series 2009-R1A, Class A1, 144A
3.396%	11/15/11	AAA(d)	CAD	147	$140,642
Series 2009-R1A, Class A2, 144A
4.817%	10/15/12	AAA(d)	CAD	200	195,367
Ford Credit Auto Owner Trust,
Series 2008-C, Class A3
1.77%(c)	06/15/12	Aaa		$217	217,981
Series 2009-A, Class A3B
2.85%(c)	05/15/13	Aaa		1,000	1,019,288
HFC Home Equity Loan Asset Backed Certificates,
Series 2007-1, Class A1F
5.91%	03/20/36	Aaa		162	162,886
Magnolia Funding Ltd.,
Series 2010-1A, Class A1, 144A
3.00%	04/20/17	AAA(d)	EUR	457	552,754
Navigator CDO Ltd.,
Series 2003-1A, Class A2, 144A
1.286%(c)	11/15/15	Aaa		500	490,039
Residential Asset Mortgage Products, Inc.,
Series 2007-RS1, Class A1
0.427%(c)	02/25/37	Aaa		162	158,133
SLM Student Loan Trust,
Series 2006-9, Class A2
0.316%(c)	04/25/17	Aaa		28	27,680
Series 2010-C, Class A1
1.983%	12/15/17	Aaa		200	200,000
Symphony CLO Ltd.,
Series 2007-3A, Class A1A, 144A(g)
0.676%(c)	05/15/19	Aa1		500	458,054
Wachovia Asset Securitization, Inc.,
Series 2003-HE2, Class AI1
0.607%(c)	06/25/33	Baa1		528	354,778

TOTAL ASSET-BACKED SECURITIES (cost $8,282,665)					8,269,334

BANK LOANS(c)(g)
Petroleum Export III Ltd.,
3.754%	03/15/13	NR		633	630,316
Republic of Indonesia, Term Loan F1
1.188%	12/14/19	BB(d)		267	231,092

TOTAL BANK LOANS (cost $856,183)					861,408

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Banc of America Commercial Mortgage, Inc.,
Series 2007-3, Class A4
5.837%(c)	06/10/49	Aa3		100	96,632
Series 2007-4, Class A4
5.744%(c)	02/10/51	A+(d)		100	104,393
Bear Stearns Commercial Mortgage Securities,
Series 2003-GMZ1, Class A2, 144A
1.79%(s)	05/18/11	AAA(d)		500	490,989
Credit Suisse Mortgage Capital,
Series 2010-RR4, Class 2A
5.467%	07/18/16	Aaa		1,000	1,047,133

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.888%(c)	07/09/21		Aaa		$400	$369,040
Morgan Stanley Capital I,
Series 2007-XLFA, Class A1, 144A
0.41%(c)	10/15/20		Aaa		164	152,071
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1, 144A
0.44%(c)	09/15/21		Aaa		539	489,633

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,549,288)						2,749,891

CORPORATE BONDS — 3.4%
Building & Construction — 0.1%
Corp. GEO SAB de CV,
Gtd. Notes, 144A (Mexico)
8.875%	09/25/14		Ba3		100	104,000
9.25%	06/30/20	(g)	Ba3		400	399,480
Desarrolladora Homex SAB de CV,
Gtd. Notes, 144A (Mexico)
9.50%	12/11/19		Ba3		2,150	2,175,733
Hanson Australia Funding Ltd.,
Gtd. Notes (Australia)
5.25%	03/15/13		B1		600	591,000
Urbi Desarrollos Urbanos Sab de CV, (Mexico)
Gtd. Notes
8.50%	04/19/16		Ba3		200	206,000
Gtd. Notes, 144A
9.50%	01/21/20		Ba3		200	207,500

						3,683,713

Chemicals
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.624%(c)	08/08/11		Baa3		1,000	1,015,299

Commercial Banks — 0.4%
Banco do Brasil SA,
Sr. Unsec’d. Notes, 144A (Brazil)
4.50%	01/22/15		Baa2		2,500	2,525,797
6.00%	01/22/20		Baa2		300	309,966
Bank of Montreal,
Covered Bonds, 144A (Canada)
2.85%	06/09/15		Aaa		1,000	1,016,345
Banque Centrale de Tunisie, (Tunisia)
Sr. Unsec’d. Notes
3.28%	08/09/27		BBB(d)	JPY	100,000	841,429
Unsub. Notes
7.375%	04/25/12		Baa2		1,250	1,363,988
BBVA Bancomer SA,
Sr. Sub. Notes, 144A (Mexico)
7.25%	04/22/20		A3		300	295,976
Dexia Municipal Agency,
Covered Bonds, MTN (France)
4.75%	06/06/11		Aaa	EUR	100	126,134

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Fortis Bank Nederland NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.375%	05/19/14	Aaa	EUR	3,300	$4,246,373
Kreditanstalt Fuer Wiederaufbau, (Germany)
Gov’t. Gtd. Notes
1.25%	06/17/13	Aaa	EUR	400	489,728
3.875%	01/21/19	Aaa	EUR	200	263,048
Gov’t. Gtd. Notes, MTN
4.375%	07/04/18	Aaa	EUR	900	1,225,598
RSHB Capital SA for OJSC Russian Agricultural Bank, (Luxembourg)
Sr. Sec’d. Notes
7.175%	05/16/13	A3		$2,000	2,110,000
Sr. Sec’d. Notes, 144A
6.299%	05/15/17	Baa1		2,500	2,481,250
Sparebanken 1 Boligkreditt,
Covered Bonds, MTN (Norway)
4.00%	06/15/11	Aaa	EUR	200	250,450
VTB Capital SA,
Sr. Sec’d. Notes (Luxembourg)
6.609%	10/31/12	A2		2,000	2,057,500

					19,603,582

Diversified Financial Services — 0.5%
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.467%(c)	02/24/12	A2		200	197,753
0.51%(c)	06/16/11	A2		600	596,929
AngloGold Ashanti Holdings PLC,
Gtd. Notes (United Kingdom)
5.375%	04/15/20	Baa3		300	304,578
BA Covered Bond Issuer,
Covered Bonds, MTN
4.125%	04/05/12	Aa1	EUR	200	251,170
BRFkredit A/S,
Gov’t. Liquid Gtd. Notes, 144A (Denmark)
0.553%(c)	04/15/13	Aaa		1,000	999,647
Fibria Overseas Finance Ltd.,
Gtd. Notes, 144A (Cayman Islands)
7.50%	05/04/20	Ba1		1,435	1,456,525
Intergas Finance BV,
Gtd. Notes (Netherlands)
6.875%	11/04/11	Baa1		105	109,463
International Lease Finance Corp.,
Sr. Unsec’d. Notes, MTN
5.625%	09/20/13	B1		500	451,250
JPMorgan Chase & Co.,
Jr. Sub. Notes
7.90%(c)	04/30/49	A1		800	824,584
LeasePlan Corp. NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.25%	05/22/14	Aaa	EUR	200	256,597
3.375%	12/10/10	Aaa	EUR	3,000	3,700,474

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Macquarie Bank Ltd., (Australia)
Gov’t. Liquid Gtd. Notes(g)
4.10%	12/17/13	Aaa		$2,300	$2,468,206
Gov’t. Liquid Gtd. Notes, 144A
3.30%	07/17/14	Aaa		100	104,831
Merrill Lynch & Co., Inc.,
Notes, MTN
0.768%(c)	06/05/12	A2		300	291,363
Sr. Unsec’d. Notes, MTN
0.544%(c)	11/01/11	A2		400	393,166
0.88%(c)	02/21/12	A2	GBP	100	142,871
0.997%(c)	05/30/14	A2	EUR	500	553,842
1.492%(c)	09/27/12	A2	EUR	400	469,208
6.05%	08/15/12	A2		1,200	1,275,895
Sr. Unsub. Notes, MTN
0.854%(c)	10/31/11	A2	EUR	100	118,581
Morgan Stanley,
Sr. Unsec’d. Notes
6.75%	04/15/11	A2		400	413,845
Sr. Unsec’d. Notes, MTN
0.545%(c)	01/09/12	A2		600	583,418
1.029%(c)	03/01/13	A2	EUR	600	688,802
TransCapitalInvest Ltd. for OJSC AK Transneft, (Ireland)
Sec’d. Notes
6.103%	06/27/12	A2		1,600	1,668,320
Sr. Unsec’d. Notes, 144A
8.70%	08/07/18	Baa1		3,100	3,616,398
White Nights Finance BV For Gazprom,
Sec’d. Notes (Netherlands)
10.50%	03/08/14	Baa1		1,700	1,975,570

					23,913,286

Diversified Operations — 0.1%
Hutchison Whampoa International,
Gtd. Notes (Cayman Islands)
5.75%	09/11/19	A3		200	213,148
Noble Group Ltd., (Bermuda)
Sr. Unsec’d. Notes
6.75%	01/29/20	Baa3		1,900	1,843,000
Sr. Unsec’d. Notes, 144A
6.75%	01/29/20	Baa3		400	388,000

					2,444,148

Electric — 0.2%
Aes Dominicana Energia Finance SA, (Cayman Islands)
Gtd. Notes
11.00%	12/13/15	B-(d)		200	206,000
Gtd. Notes, 144A
11.00%	12/13/15	B-(d)		500	515,000
Centrais Eletricas Brasileiras SA,
Sr. Unsec’d. Notes, 144A (Brazil)
6.875%	07/30/19	BBB-(d)		2,300	2,492,625
Enersis SA,
Sr. Unsec’d. Notes (Chile)
7.375%	01/15/14	Baa3		1,100	1,236,886

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
Korea Hydro & Nuclear Power Co. Ltd.,
Sr. Unsec’d. Notes, 144A (South Korea)
6.25%	06/17/14	A2		$700	$763,770
Majapahit Holding BV, (Netherlands)
Gtd. Notes
7.25%	10/17/11	Ba3		900	945,558
7.25%	06/28/17	Ba2		100	106,715
7.75%	10/17/16	Ba3		100	110,583
7.75%	01/20/20	Ba2		1,850	2,025,750
Gtd. Notes, 144A
7.75%	10/17/16	Ba3		100	109,750
7.75%	01/20/20	Ba2		200	219,000

					8,731,637

Financial – Bank & Trust — 0.9%
ABN Amro Bank NV,
Covered Bonds, MTN (Netherlands)
3.25%	01/18/13	Aaa	EUR	300	379,419
Bank of Scotland PLC,
Covered Bonds, MTN (United Kingdom)
4.50%	09/10/10	Aaa	EUR	200	245,721
BNP Paribas Home Loan Covered Bonds SA,
Covered Bonds, MTN (France)
3.00%	07/23/13	Aaa	EUR	300	378,509
4.125%	01/24/11	Aaa	EUR	100	124,243
4.75%	05/28/13	Aaa	EUR	200	265,335
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.50%	12/14/16	B		600	578,925
Cie de Financement Foncier,
Covered Bonds, MTN (France)
3.875%	02/11/11	Aaa	EUR	700	869,846
Citibank NA,
FDIC Gtd. Notes
1.375%	08/10/11	Aaa		3,000	3,028,743
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.535%(c)	05/18/11	A3		500	495,888
5.25%	02/27/12	A3		300	310,718
5.50%	10/15/14	A3		400	411,246
6.50%	01/18/11	A3		2,600	2,662,847
Sr. Unsec’d. Notes, MTN
0.798%(c)	08/10/11	A3	GBP	100	146,190
0.852%(c)	06/03/11	A3	EUR	100	120,439
0.877%(c)	02/09/16	Aa3	EUR	200	214,749
Compagnie de Financement Foncier,
Covered Bonds, MTN (France)
4.00%	07/21/11	Aaa	EUR	100	125,731
Dexia Credit Local,
Gov’t. Liquid Gtd. Notes, 144A (France)
0.808%(c)	04/29/14	Aa1		1,500	1,498,105
2.75%	01/10/14	Aa1		1,000	1,006,756
DnB Nor Boligkreditt,
Covered Bonds, MTN (Norway)
4.625%	07/03/13	Aaa	EUR	800	1,038,153

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Financial – Bank & Trust (continued)
Export-Import Bank of Korea,
Sr. Unsec’d. Notes (South Korea)
5.125%	06/29/20	A1		$400	$401,608
HBOS Euro Finance LP,
Ltd. Gtd. Notes (United Kingdom)
7.627%(c)	12/29/49	A1	EUR	300	260,468
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.654%(c)	07/19/12	A3		500	486,576
Sr. Unsec’d. Notes, MTN
0.584%(c)	08/09/11	A3		1,500	1,486,414
ING Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.243%(c)	08/28/13	AAA(d)	AUD	500	418,793
5.61%(c)	06/24/14	Aaa	AUD	1,200	1,015,445
ING Bank NV,
Sr. Unsec’d. Notes, 144A (Netherlands)
1.333%(c)	03/30/12	Aa3		1,300	1,304,187
Investec Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.00%	02/27/14	Aaa	AUD	700	579,448
Lloyds TSB Bank PLC,
Jr. Sub. Notes, 144A (United Kingdom)
12.00%(c)	12/16/49	Ba1		200	200,041
National Australia Bank Ltd., (Australia)
Gov’t. Liquid Gtd. Notes
4.25%	03/26/12	Aaa	AUD	400	332,829
Gov’t. Liquid Gtd. Notes, 144A
0.795%(c)	07/08/14	Aaa		2,000	2,019,670
NIBC Bank NV,
Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
2.80%	12/02/14	Aaa		1,000	1,012,846
Nykredit Realkredit A/S,
Covered Bonds (Denmark)
4.00%	01/01/11	Aaa	DKK	1,000	166,065
Rabobank Nederland NV,
Jr. Sub. Notes, 144A (Netherlands)
11.00%(c)	06/30/19	Aa2		500	617,500
Royal Bank of Scotland Group PLC, (United Kingdom)
Gov’t. Liquid Gtd. Notes, 144A
0.798%(c)	03/30/12	Aaa		2,700	2,680,681
Jr. Sub. Notes, 144A
6.99%(c)	10/05/49	A1		400	260,000
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes (United Kingdom)
4.875%	03/16/15	Aa3		300	298,489
Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)
1.45%	10/20/11	Aaa		1,500	1,502,839
Gov’t. Liquid Gtd. Notes, MTN (United Kingdom)
3.75%	11/14/11	Aaa	EUR	500	632,319
4.125%	11/14/11	Aaa	GBP	2,100	3,259,888
Gov’t. Liquid Gtd. Notes, MTN (Australia)
4.375%	03/27/12	Aaa	AUD	400	330,893
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)
1.333%(c)	03/30/12	Aa2		1,100	1,067,474

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Financial – Bank & Trust (continued)
SNS Bank NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.50%	03/10/14	Aaa	EUR	300	$387,840
Suncorp-Metway Ltd., (Australia)
Gov’t. Liquid Gtd. Notes
5.328%(c)	09/11/13	Aaa	AUD	1,000	844,226
Gov’t. Liquid Gtd. Notes, MTN
4.00%	01/16/14	Aaa	GBP	500	792,352
Swedbank Hypotek AB,
Covered Bonds, MTN (Sweden)
4.625%	05/23/11	Aaa	EUR	100	125,678
UBS AG,
Sr. Unsec’d. Notes, MTN (Switzerland)
1.785%(c)	09/29/11	Aa3		$1,100	1,105,018
Wachovia Corp.,
Sr. Unsec’d. Notes
0.433%(c)	10/15/11	A1		1,600	1,588,446
0.443%(c)	04/23/12	A1		2,000	1,976,174
Westpac Banking Corp.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.726%(c)	12/14/12	Aaa		3,100	3,099,839
2.90%	09/10/14	Aaa		300	307,427
WM Covered Bond Program,
Covered Bonds, MTN
4.375%	05/19/14	AA(d)	EUR	300	385,266

					44,848,302

Financial Services — 0.3%
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes, MTN
6.95%	08/10/12	Aa3		200	219,374
CEDC Finance Corp. International, Inc.,
Sr. Sec’d. Notes, 144A
9.125%	12/01/16	B1		200	193,000
Countrywide Financial Corp.,
Gtd. Notes, MTN
0.80%(c)	05/07/12	A2		1,300	1,269,360
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
9.75%	09/15/10	B3		800	809,884
General Electric Capital Corp.,
FDIC Gtd. Notes
0.708%(c)	06/01/12	Aaa		3,500	3,518,242
FDIC Gtd. Notes, MTN
0.539%(c)	12/21/12	Aaa		3,000	3,009,474
General Motors Acceptance Corp. of Canada Ltd.,
Gtd. Notes (Canada)
6.00%	05/23/12	B3	EUR	900	1,084,059
German Postal Pensions Securitisation PLC,
Gtd. Notes (Ireland)
2.75%	01/18/11	Aaa	EUR	1,100	1,357,311
Interoceanica IV Finance Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
5.47%(s)	11/30/18	Baa3		281	222,121
Interoceanica V Finance Ltd.,
Notes, 144A (Cayman Islands)
7.59%(s)	05/15/30	BBB(d)		400	130,547

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Financial Services (continued)
LBG Capital No.1 PLC,
Bank Gtd. Notes, 144A (United Kingdom)
8.50%(c)	12/14/49	B+(d)		$300	$232,500
Peru Enhanced Pass-Through Finance Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
5.12%(s)	05/31/18	Baa3		215	175,402
Temasek Financial I Ltd.,
Gtd. Notes, 144A (Singapore)
4.30%	10/25/19	Aaa		250	258,594
5.375%	11/23/39	Aaa		250	267,786
TNK-BP Finance SA,
Gtd. Notes (Luxembourg)
6.625%	03/20/17	Baa2		700	689,500
7.875%	03/13/18	Baa2		2,800	2,917,600

					16,354,754

Food
WM Wrigley Jr. Co.,
Gtd. Notes, 144A
1.912%(c)	06/28/11	Baa2		500	499,904

Insurance — 0.1%
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/48	Aa3		100	79,000
Jr. Sub. Notes
5.75%(c)	03/15/17	Baa1	GBP	400	334,678
8.625%(c)	05/22/68	Baa1	GBP	1,100	1,232,631
Sr. Unsec’d. Notes
6.25%	05/01/36	A3		800	636,000
Sr. Unsec’d. Notes, MTN
5.85%	01/16/18	A3		100	89,375
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.437%(c)	06/10/11	Aa3		1,300	1,316,281

					3,687,965

Media
Columbus International, Inc.,
Sr. Sec’d. Notes, 144A (Barbados)
11.50%	11/20/14	B2		700	745,551

Metals & Mining — 0.2%
Codelco, Inc.,
Notes, 144A (Chile)
7.50%	01/15/19	A1		2,300	2,818,234
CSN Islands IX Corp.,
Gtd. Notes, 144A (Cayman Islands)
10.50%	01/15/15	Ba1		700	847,000
CSN Islands XI Corp., (Cayman Islands)
Gtd. Notes(g)
6.875%	09/21/19	Ba1		1,800	1,836,000
Gtd. Notes, 144A
6.875%	09/21/19	Ba1		2,000	2,040,000
Gerdau Holdings, Inc.,
Gtd. Notes, 144A (Brazil)
7.00%	01/20/20	BBB-(d)		300	306,000

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
GTL Trade Finance, Inc.,
Gtd. Notes, 144A (Virgin Islands)
7.25%	10/20/17	Bbb-		$2,100	$2,220,750

					10,067,984

Oil, Gas & Consumable Fuels — 0.4%
Ecopetrol SA,
Sr. Unsec’d. Notes (Colombia)
7.625%	07/23/19	Baa2		4,100	4,643,250
Gaz Capital SA For Gazprom,
Sr. Unsec’d. Notes (Luxembourg)
8.146%	04/11/18	A3		4,000	4,355,000
KazMunaiGaz Finance Sub BV,
Gtd. Notes, 144A (Netherlands)
7.00%	05/05/20	Baa2		900	903,420
Nakilat, Inc.,
Sr. Sec’d. Notes (Qatar)(g)
6.067%	12/31/33	Aa2		100	95,500
Pemex Project Funding Master Trust,
Gtd. Notes
5.50%	02/24/25	Baa1	EUR	300	342,460
5.75%	03/01/18	Baa1		400	419,034
6.625%	06/15/35	Baa1		2,400	2,468,537
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
7.875%	03/15/19	Baa1		3,330	3,810,046
Petroleos Mexicanos,
Gtd. Notes (Mexico)
8.00%	05/03/19	Baa1		1,700	2,023,000
Petroleum Export Ltd.,
Sr. Sec’d. Notes (Cayman Islands)(g)
5.265%	06/15/11	Baa1		53	52,880
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Bonds (Qatar)(g)
5.298%	09/30/20	Aa3		1,350	1,397,250
Tengizchevroil Finance Co. SARL,
Sr. Sec’d. Notes (Luxembourg)(g)
6.124%	11/15/14	Baa3		900	922,966

					21,433,343

Paper & Forest Products
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes (Chile)
7.25%	07/29/19	Baa2		400	462,942

Retail & Merchandising
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.95%	04/01/17	Ba1		1,000	1,110,000
New Albertsons, Inc.,
Unsec’d. Notes
7.50%	02/15/11	Ba3		600	610,500

					1,720,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Savings & Loan — 0.1%
Nationwide Building Society,
Covered Bonds, MTN (United Kingdom)
4.125%	02/27/12	Aaa	EUR	400	$502,850
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.90%	09/23/10	Baa1		$1,300	1,308,316
U.S. Central Federal Credit Union,
Gov’t. Gtd. Notes
1.90%	10/19/12	Aaa		1,000	1,020,629
Western Corporate Federal Credit Union,
Gov’t. Gtd. Notes
1.75%	11/02/12	Aaa		1,000	1,016,663

					3,848,458

Telecommunications
Axtel SAB de CV,
Gtd. Notes, 144A (Mexico)
9.00%	09/22/19	Ba2		400	357,000
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16	Baa3		1,100	1,172,665

					1,529,665

Transportation
DP World Ltd.,
Sr. Unsec’d. Notes (United Arab Emirates)
6.85%	07/02/37	Ba1		300	238,646

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV,
Gtd. Notes, 144A (Mexico)
5.00%	10/16/19	A3		2,000	2,060,005

TOTAL CORPORATE BONDS (cost $164,900,415)					166,889,684

MUNICIPAL BOND
California
University of California Regents Medical Center, Series F,
Revenue Bonds
(cost $300,000)
6.583%	05/15/49	Aa2		300	319,983

FOREIGN GOVERNMENT BONDS — 2.0%
Australia Government Bond,
Sr. Unsec’d. Notes (Australia)
3.00%	09/20/25	Aaa	AUD	500	449,916
4.00%	08/20/15	Aaa	AUD	200	283,754
4.00%	08/20/20	Aaa	AUD	200	272,480
Banco Nacional de Desenvolvimento Economico e Social, (Brazil)
Sr. Unsec’d. Notes
6.369%	06/16/18	Baa3		1,500	1,595,625
Sr. Unsec’d. Notes, 144A
6.50%	06/10/19	Baa2		200	214,250
Bundesobligation,
Bonds (Germany)
3.50%	04/08/11	Aaa	EUR	300	375,257
4.00%	10/11/13	Aaa	EUR	800	1,078,028
4.25%	10/12/12	Aaa	EUR	600	793,979

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Bundesrepublik Deutschland,
Bonds (Germany)
3.50%	07/04/19	AAA(d)	EUR	900	$1,191,419
4.00%	01/04/18	Aaa	EUR	500	685,861
4.00%	01/04/37	Aaa	EUR	200	274,699
4.25%	07/04/39	Aaa	EUR	200	288,385
4.75%	07/04/34	Aaa	EUR	1,200	1,812,209
4.75%	07/04/40	Aaa	EUR	200	311,576
5.25%	01/04/11	Aaa	EUR	100	125,315
5.50%	01/04/31	Aaa	EUR	2,800	4,543,084
6.25%	01/04/30	Aaa	EUR	100	175,110
6.50%	07/04/27	Aaa	EUR	1,200	2,109,656
Bundesschatzanweisungen,
Bonds (Germany)
1.25%	03/11/11	AAA(d)	EUR	300	369,050
2.25%	12/10/10	Aaa	EUR	2,900	3,575,281
4.00%	09/10/10	Aaa	EUR	200	246,141
Canadian Government Bond,
Bonds (Canada)
2.50%	06/01/15	AAA(d)	CAD	1,800	1,704,281
France Government Bond,
Bonds (France)
3.50%	04/25/15	Aaa	EUR	500	655,406
4.00%	04/25/18	Aaa	EUR	800	1,068,959
4.25%	10/25/18	Aaa	EUR	200	271,014
4.25%	10/25/23	Aaa	EUR	500	668,179
French Treasury Notes,
Notes (France)
3.75%	09/12/10	Aaa	EUR	200	246,113
Indonesia Government International Bond,
Sr. Unsec’d. Notes (Indonesia)
6.875%	03/09/17	Ba2		$200	226,291
Kingdom of Bahrain,
Sr. Unsec’d. Notes, 144A (Bahrain)
5.50%	03/31/20	A(d)		800	804,538
Mexican Bonos,
Bonds (Mexico)
7.50%	06/03/27	Baa1	MXN	5,000	389,583
Netherlands Government,
Bonds (Netherlands)
4.00%	07/15/19	Aaa	EUR	2,300	3,112,408
New South Wales Treasury Corp.,
Local Gov’t. Gtd. Notes (Australia)
2.75%	11/20/25	Aaa	AUD	300	253,937
7.00%	12/01/10	Aaa	AUD	1,030	874,800
Penerbangan Malaysia Berhad,
Gov’t. Gtd. Notes (Malaysia)
5.625%	03/15/16	A3		500	558,912
Province of Ontario Canada,
Notes (Canada)
4.50%	12/02/12	Aa1	CAD	2,300	2,288,441
Republic of Panama,
Sr. Unsec’d. Notes (Panama)
5.20%	01/30/20	Baa3		2,000	2,080,000
9.375%	04/01/29	Ba1		1,300	1,795,599
Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
5.875%	01/15/19	Ba1		900	987,750
7.125%	01/20/37	Ba1		2,900	3,422,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Republic of Colombia,
Sr. Unsec’d. Notes (Colombia)
7.375%	03/18/19	Ba1	$3,600	$4,212,000
Republic of Colombia, (Colombia)
Sr. Unsec’d. Notes
8.125%	05/21/24	Ba1	100	123,500
Unsub. Notes
2.235%(c)	11/16/15	Ba1	300	298,500
Republic of El Salvador,
Sr. Unsec’d. Notes (El Salvador)
7.375%	12/01/19	Ba1	500	545,000
Republic of Gabonese,
Bonds (Gabon)
8.20%	12/12/17	BB-(d)	1,800	1,917,540
Republic of Guatemala,
Sr. Unsec’d. Notes (Guatemala)
9.25%	08/01/13	Ba2	500	587,500
Republic of Indonesia, (Indonesia)
Sr. Unsec’d. Notes
6.875%	01/17/18	Ba3	1,400	1,578,500
7.75%	01/17/38	Ba3	700	826,000
8.50%	10/12/35	Ba3	300	378,750
10.375%	05/04/14	Ba3	170	209,100
11.625%	03/04/19	Ba3	800	1,150,000
Sr. Unsec’d. Notes, 144A
5.875%	03/13/20	Ba2	2,800	2,954,000
Republic of Peru,
Sr. Unsec’d. Notes (Peru)
7.125%	03/30/19	Ba1	4,000	4,730,000
7.35%	07/21/25	Ba1	400	479,000
8.75%	11/21/33	Baa3	639	865,845
Republic of Philippines,
Sr. Unsec’d. Notes (Philippines)
6.375%	10/23/34	Ba3	900	901,080
6.50%	01/20/20	Ba3	500	549,375
8.25%	01/15/14	B1	700	819,000
8.375%	06/17/19	Ba3	2,160	2,675,808
8.875%	03/17/15	B1	2,500	3,075,000
Republic of Poland,
Sr. Unsec’d. Notes (Poland)
6.375%	07/15/19	A2	650	719,046
Republic of South Africa,
Sr. Unsec’d. Notes (South Africa)
6.50%	06/02/14	Baa1	1,350	1,507,410
6.875%	05/27/19	A3	300	343,125
Republic of Turkey,
Sr. Unsec’d. Notes (Turkey)
7.00%	03/11/19	Ba3	3,500	3,885,000
7.00%	06/05/20	Ba2	2,600	2,873,000
Republic of Uruguay, (Uruguay)
Sr. Unsec’d. Notes
6.875%	09/28/25	Ba3	600	669,000
Unsec’d. Notes
8.00%	11/18/22	B1	1,000	1,209,750
Russian Federation,
Sr. Unsec’d. Notes (Russia)
7.50%	03/31/30	Baa2	1,564	1,763,097

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Russian Foreign Bond,
Unsub. Notes, 144A (Russia)
7.50%	03/31/30	Baa1		$2,686	$3,032,274
State of Qatar, (Qatar)
Sr. Notes
6.55%	04/09/19	Aa2		100	113,250
Sr. Notes, 144A
4.00%	01/20/15	Aa2		100	102,750
5.25%	01/20/20	Aa2		2,200	2,299,000
6.40%	01/20/40	Aa2		100	106,250
United Kingdom Gilt,
Bonds (United Kingdom)
4.25%	03/07/36	Aaa	GBP	100	151,158
4.25%	09/07/39	AAA(d)	GBP	100	151,203
4.50%	03/07/19	Aaa	GBP	100	163,985
4.50%	12/07/42	Aaa	GBP	700	1,108,150
4.75%	12/07/38	Aaa	GBP	860	1,409,305
United Mexican States, (Mexico)
Notes
5.50%	02/17/20	Baa1	EUR	100	127,849
Sr. Unsec’d. Notes
5.625%	01/15/17	Baa1		200	219,500
6.05%	01/11/40	Baa1		2,000	2,110,000
Sr. Unsec’d. Notes, MTN
6.75%	09/27/34	Baa1		2,000	2,308,700
Unsub. Notes
8.125%	12/30/19	Baa1		100	128,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $94,664,337)					97,555,586

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.15%(c)	03/25/58	Aaa		948	948,459
American Home Mortgage Assets,
Series 2006-1, Class 2A1
0.537%(c)	05/25/46	Aaa		234	125,967
Series 2006-4, Class 1A12
0.557%(c)	10/25/46	Aaa		313	158,028
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
5.66%(c)	09/25/45	A1		39	33,403
Arkle Master Issuer PLC,
Series 2010-1A, Class 2A, 144A (United Kingdom)
1.535%(c)	05/17/60	Aaa		400	397,696
Banc of America Funding Corp.,
Series 2006-I, Class 4A1
5.942%(c)	10/20/46	CCC(d)		411	269,812
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
2.943%(c)	05/25/35	B3		500	388,231
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.388%(c)	10/25/33	Aaa		170	172,204
Series 2004-10, Class 13A1
4.97%(c)	01/25/35	A1		38	33,235

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-8, Class A3, 144A
5.135%(c)	08/25/35	A1		$500	$476,465
Series 2005-10, Class A2
3.735%(c)	10/25/35	BB+(d)		500	470,496
Bear Stearns Alt-A Trust,
Series 2006-6, Class 31A1
5.496%(c)	11/25/36	B3		245	151,907
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1
2.81%(c)	10/25/35	BB+(d)		568	470,154
Series 2007-10, Class 22AA
5.906%(c)	09/25/37	CCC(d)		377	259,543
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1A
0.558%(c)	07/20/46	Aaa		313	122,130
Series 2006-OA17, Class 1A1A
0.543%(c)	12/20/46	Aaa		351	173,198
Series 2007-OA6, Class A1B
0.547%(c)	06/25/37	Ba2		505	259,693
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.644%(c)	01/19/34	Aaa		262	254,866
Series 2004-12, Class 12A1
3.488%(c)	08/25/34	Ba1		258	206,567
Crusade Global Trust,
Series 2005-1, Class A3 (Australia)
5.015%(c)	06/17/37	Aaa	AUD	487	396,694
Eurosail PLC,
Series 2006-4X, Class A3A (United Kingdom)
0.873%(c)	12/10/44	Aaa	EUR	500	522,338
Fannie Mae,
Series 2006-11, Class F
1.147%(c)	02/25/36	Aaa		191	189,084
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.70%(c)	11/15/31	Aaa		309	272,816
Ginnie Mae,
Series 2007-8, Class FA
0.648%(c)	03/20/37	Aaa		1,491	1,477,126
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.14%(c)	03/25/33	Aaa		154	150,883
Series 2005-AR3, Class 6A1
2.942%(c)	05/25/35	Baa3		448	365,426
Series 2005-AR6, Class 4A5
4.227%(c)	09/25/35	Aaa		500	408,615
Series 2006-AR1, Class 2A1
5.034%(c)	01/25/36	B+(d)		14	11,848
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A2A
0.538%(c)	01/19/38	Aaa		259	137,423
Impac CMB Trust,
Series 2004-11, Class 2A1
1.007%(c)	03/25/35	Baa2		419	280,642
Indymac Index Mortgage Loan Trust,
Series 2006-AR6, Class 2A1A
0.547%(c)	06/25/47	Caa2		12	6,170

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-AR12, Class A1
0.537%(c)	09/25/46	B3		$270 $	145,624
Master Adjustable Rate Mortgages Trust,
Series 2006-OA1, Class 1A1
0.557%(c)	04/25/46	Ba1		9	4,980
Maxis Loans Securitisation,
Series 2009-1, Class A1 (Australia)
6.44%(c)	09/12/39	Aaa	AUD	370	313,998
Medallion Trust,
Series 2005-1G, Class A2 (Australia)
4.86%(c)	05/10/36	Aaa	AUD	432	354,160
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.61%(c)	10/20/29	AAA(d)		53	48,501
Merrill Lynch Mortgage Backed Securities Trust,
Series 2007-1, Class 2A1
5.604%(c)	04/25/37	CCC(d)		16	11,444
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.698%(c)	02/25/33	AAA(d)		134	127,471
Series 2005-A10, Class A
0.557%(c)	02/25/36	Aaa		140	106,557
Residential Accredit Loans, Inc.,
Series 2007-QH7, Class 1A1
0.597%(c)	08/25/37	B3		856	439,184
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.50%	03/25/32	Aaa		32	32,358
RMAC Securities PLC,
Series 2006-NS2X, Class A2C
0.868%(c)	06/12/44	Aa1	EUR	1,188	1,206,631
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.698%(c)	07/20/33	Aaa		311	259,557
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.598%(c)	07/19/35	Aaa		726	607,870
Series 2006-AR5, Class 4A1
0.567%(c)	05/25/46	B3		14	7,057
Series 2006-AR6, Class 2A1
0.537%(c)	07/25/46	Aaa		348	193,940
Superannuation Members Home Loan Programme,
Series 2009-3, Class A1 (Australia)
6.083%(c)	11/07/40	AAA(d)	AUD	498	421,066
Superannuation Members Home Loans Global Fund,
Series 6, Class A (Australia)
0.694%(c)	11/09/35	Aaa		696	672,344
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
3.739%(c)	10/25/43	AAA(d)		149	142,273
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR5, Class A7
2.70%(c)	06/25/33	Aaa		125	120,346
Series 2006-AR7, Class 3A
3.359%(c)	07/25/46	Ba2		1,136	787,948
Series 2006-AR9, Class 1A
1.421%(c)	08/25/46	Ba1		380	228,504

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-AR10, Class 1A1
5.871%(c)	09/25/36	CCC(d)	$13	$10,319
Series 2006-AR14, Class 1A4
5.544%(c)	11/25/36	CCC(d)	727	529,989
Series 2006-AR17, Class 1A
1.233%(c)	12/25/46	Caa1	16	9,294
Series 2007-HY1, Class 4A1
5.338%(c)	02/25/37	Aaa	350	258,649
Series 2007-HY2, Class 1A1
5.504%(c)	12/25/36	CCC(d)	18	12,975
Series 2007-OA1, Class A1A
1.121%(c)	02/25/47	Caa1	348	201,652
Series 2007-OA2, Class 1A
1.113%(c)	03/25/47	B3	21	11,358
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.807%(c)	03/25/36	Bb	885	784,204
Series 2006-AR6, Class 3A1
5.043%(c)	03/25/36	B3	530	475,033
Series 2006-AR10, Class 5A6
5.462%(c)	07/25/36	CCC(d)	16	13,025

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $17,853,357)				18,129,430

U.S. GOVERNMENT AGENCY OBLIGATION
Small Business Administration Participation Certificates, (cost $626,154)
5.60%	09/01/28		626	698,078

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 0.1%
Federal Home Loan Mortgage Corp.
0.297%(c)	12/29/11		1,100	1,099,193
0.298%(c)	12/21/11		1,500	1,498,953
Federal National Mortgage Assoc.
3.777%(c)	09/01/19		1	592

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $2,598,636)				2,598,738

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.625%	04/15/13		1,700	1,789,355
1.25%	04/15/14		5,800	6,237,184
1.375%	07/15/18-01/15/20		3,300	3,423,935
1.625%	01/15/15-01/15/18		1,600	1,798,260
1.75%	01/15/28		4,000	4,222,113
1.875%	07/15/13(k)		8,200	10,294,741
1.875%	07/15/15-07/15/19		10,600	12,420,749
2.00%	04/15/12-01/15/26		23,700	28,333,353
2.125%	01/15/19-02/15/40		3,400	3,763,162
2.375%	01/15/17-01/15/27		19,800	24,486,624
2.50%	07/15/16-01/15/29		6,900	7,955,873
2.625%	07/15/17		5,600	6,644,414
3.625%	04/15/28		3,100	5,407,234

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
1.00%	07/31/11	$49	$49,306
1.00%	10/31/11(k)	488	491,412
2.75%	05/31/17	100	102,109
3.125%	05/15/19	800	816,687
3.375%	11/15/19	100	103,570
3.625%	08/15/19-02/15/20	1,000	1,057,251
4.50%	02/28/11	7,200	7,400,815

TOTAL U.S. TREASURY OBLIGATIONS (cost $125,326,081)			126,798,147

TOTAL LONG-TERM INVESTMENTS (cost $4,064,720,167)			4,131,515,510

		Shares
SHORT-TERM INVESTMENTS — 18.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.2%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $804,592,456)(w) (Note 4)		804,592,456	804,592,456

		Principal Amount (000)
U.S. TREASURY OBLIGATIONS(n) — 1.5%
U.S. Treasury Bills
0.012%	10/14/10	$20,000	19,991,140
0.054%	09/09/10(k)	115	114,965
0.074%	09/09/10(k)	125	124,962
0.095%	09/09/10(k)	25	24,993
0.107%	09/09/10(k)	425	424,872
0.111%	09/09/10(k)	200	199,940
0.111%	12/16/10	7,100	7,093,205
0.113%	09/09/10(k)	2,475	2,474,252
0.12%	07/08/10(k)	20,000	19,999,517
0.123%	07/22/10(k)	1,000	999,913
0.125%	07/22/10(k)	2,000	1,999,825
0.135%	07/29/10(k)	4,410	4,409,485
0.148%	07/08/10(k)	500	499,989
0.16%	12/16/10	2,000	1,998,086
0.17%	07/01/10(k)	100	100,000
0.173%	08/26/10(k)	300	299,949
0.175%	08/26/10	500	499,915
0.18%	08/19/10(k)	500	499,942
0.182%	08/12/10(k)(l)	1,700	1,699,891
0.19%	09/02/10(k)	1,000	999,725
0.208%	08/26/10	66	65,989
0.21%	11/04/10(k)	3,800	3,797,712
0.22%	11/12/10(k)	5,000	4,996,650
0.23%	09/16/10	2,000	1,999,336

TOTAL U.S. TREASURY OBLIGATIONS (cost $75,316,670)			75,314,253

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
REPURCHASE AGREEMENTS(m) — 0.7%
Barclays Capital, Inc., 0.01%, dated 06/30/10, due 07/01/10 in the amount of $13,000,004		$13,000	$13,000,000
Barclays Capital, Inc., 0.01%, dated 06/30/10, due 07/01/10 in the amount of $7,800,002		7,800	7,800,000
Citigroup Global Markets, Inc., 0.05%, dated 06/30/10, due 07/01/10 in the amount of $2,200,003		2,200	2,200,000
Credit Suisse Securities (USA) LLC, 0.01%, dated 06/30/10, due 07/01/10 in the amount of $4,400,001		4,400	4,400,000
JPMorgan Securities, Inc., 0.02%, dated 06/30/10, due 07/01/10 in the amount of $8,100,005		8,100	8,100,000

TOTAL REPURCHASE AGREEMENTS (cost $35,500,000)			35,500,000

U.S. GOVERNMENT AGENCY OBLIGATIONS(n)
Federal Home Loan Bank
0.20%	08/06/10	400	399,932
Federal Home Loan Mortgage Corp.
0.21%	08/09/10	1,200	1,199,831

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,599,647)			1,599,763

		Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
CBOE SPX Volatility Index,
expiring 07/21/10,
Strike Price $42.50		1,900	23,055
Russell 2000 Index,
expiring 07/16/10,
Strike Price $750.00		1,800	90
expiring 08/20/10,
Strike Price $730.00		5,300	6,519
S&P 500 Index,
expiring 07/16/10,
Strike Price $1,175.00		10,900	1,635

			31,299

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options
Currency Option USD vs KRW,
expiring 12/07/10, @ FX Rate $1,110.00	Hong Kong & Shanghai Bank	$500	$3,552
expiring 12/07/10, @ FX Rate $1,110.00	JPMorgan Chase	400	2,842
Russell 2000 Index,
expiring 08/20/10, @ FX Rate $550.00		7,100	105,790
S&P 500 Index,
expiring 08/20/10, @ FX Rate $975.00		24,500	735,000

			847,184

TOTAL OPTIONS PURCHASED (cost $744,252)			878,483

TOTAL SHORT-TERM INVESTMENTS (cost $917,753,025)			917,884,955

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 101.9% (cost $4,982,473,192)			5,049,400,465

OPTIONS WRITTEN*
Call Options
10 Year U.S. Treasury Note Futures,
expiring 08/27/10, Strike Price $120.00		700	(21,219)
Currency Option USD vs KRW,
expiring 09/01/10, @ FX Rate 1,500.00	JPMorgan Chase	200	(8)
expiring 12/07/10, @ FX Rate 1,275.00	Hong Kong & Shanghai Bank	500	(16,246)
expiring 12/07/10, @ FX Rate 1,275.00	JPMorgan Chase	400	(12,997)
Currency Option USD vs MXN,
expiring 09/22/10 @ FX Rate 16.25	Citigroup Global Markets	200	(4)
Interest Rate Swap Options,
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Bank of America	1,300	(30,030)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Bank of America	1,400	(32,340)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	1,900	(75,630)
OPTIONS WRITTEN* (continued)
Call Options (continued)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Goldman Sachs & Co.	$6,900	$(159,388)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Morgan Stanley	1,500	(59,707)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	4,300	(109,890)
Russell 2000 Index,
expiring 07/16/10, Strike Price $690.00		1,800	(666)
expiring 08/20/10, Strike Price $700.00		5,300	(15,900)
S&P 500 Index,
expiring 07/16/10, Strike Price $1,125.00		10,900	(8,175)

			(542,200)

Put Options
10 Year U.S. Treasury Note Futures,
expiring 07/23/10, Strike Price $119.50		800	(750)
expiring 08/27/10, Strike Price $114.00		700	(328)
Currency Option USD vs JPY,
expiring 07/21/10, @ FX Rate 90.00	Bank of America	200	(4,306)
expiring 07/21/10, @ FX Rate 90.00	Morgan Stanley	100	(2,153)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets	100	(11,199)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets	270	(30,646)
Interest Rate Swap Options,
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Bank of America	1,300	(9)

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Bank of America	$1,400	$(18)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	1,900	(67)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Goldman Sachs & Co.	2,000	(70)
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Goldman Sachs & Co.	4,900	(49)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Morgan Stanley	1,500	(53)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	10,700	(1)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	4,300	(496)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, expiring 12/01/10	Royal Bank of Scotland	4,500	(1,570)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	1,200	(508)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	300	(127)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Royal Bank of Scotland	$600	$(254)
Russell 2000 Index, expiring 07/16/10, Strike Price $580.00		7,100	(66,740)
S&P 500 Index, expiring 07/16/10, Strike Price $1,025.00		24,500	(612,500)

			(731,844)

TOTAL OPTIONS WRITTEN
(premiums received $1,158,515)			(1,274,044)

SECURITIES SOLD SHORT — (1.5)%
		Shares
COMMON STOCKS
Advertising
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*		25,300	(219,604)
Interpublic Group of Cos., Inc.*		54,700	(390,011)

			(609,615)

Aerospace & Defense
BE Aerospace, Inc.*		10,500	(267,015)
Boeing Co. (The)		4,000	(251,000)
Curtiss-Wright Corp. (Class B Stock)		1,000	(29,040)
Goodrich Corp.		4,700	(311,375)
Moog, Inc. (Class A Stock)*		2,700	(87,021)
TransDigm Group, Inc.		9,200	(469,476)

			(1,414,927)

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.		1,800	(100,188)

Airlines
JetBlue Airways Corp.*		28,900	(158,661)

Auto Parts & Equipment
BorgWarner, Inc.*		1,100	(41,074)
Federal-Mogul Corp.*		16,900	(220,038)
Goodyear Tire & Rubber Co. (The)*		8,800	(87,472)

			(348,584)

Automobile Manufacturers
PACCAR, Inc.		10,700	(426,609)

Beverages
Brown-Forman Corp. (Class B Stock)		800	(45,784)
Central European Distribution Corp.*		2,000	(42,760)
Coca-Cola Enterprises, Inc.		6,800	(175,848)
PepsiCo, Inc.		4,300	(262,085)

			(526,477)

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology
Amylin Pharmaceuticals, Inc.*	3,000	$(56,400)
Bio-Rad Laboratories, Inc. (Class A Stock)*	900	(77,841)
Charles River Laboratories International, Inc.*	3,500	(119,735)
Dendreon Corp.*	11,300	(365,329)
Genzyme Corp.*	8,400	(426,468)
Illumina, Inc.*	13,100	(570,243)
United Therapeutics Corp.*	1,500	(73,215)
Vertex Pharmaceuticals, Inc.*	3,700	(121,730)

		(1,810,961)

Building & Construction
Martin Marietta Materials, Inc.	2,700	(228,987)
NVR, Inc.*	600	(393,018)

		(622,005)

Building Materials
Masco Corp.	5,300	(57,028)
USG Corp.*	20,100	(242,808)

		(299,836)

Business Services
Navigant Consulting, Inc.*	13,800	(143,244)

Chemicals — (0.1)%
Arch Chemicals, Inc.	6,900	(212,106)
Balchem Corp.	1,350	(33,750)
Dow Chemical Co. (The)	17,200	(407,984)
Ecolab, Inc.	700	(31,437)
Huntsman Corp.	29,100	(252,297)
Intrepid Potash, Inc.*	15,200	(297,464)
Minerals Technologies, Inc.	1,000	(47,540)
Monsanto Co.	8,200	(379,004)
Olin Corp.	4,600	(83,214)
PPG Industries, Inc.	2,800	(169,148)
Sensient Technologies Corp.	1,100	(28,523)
Sherwin-Williams Co. (The)	4,300	(297,517)
Sigma-Aldrich Corp.	8,000	(398,640)

		(2,638,624)

Clothing & Apparel
Hanesbrands, Inc.*	2,600	(62,556)
K-Swiss, Inc. (Class A Stock)*	10,900	(122,407)
NIKE, Inc. (Class B Stock)	5,000	(337,750)
Polo Ralph Lauren Corp.	1,000	(72,960)

		(595,673)

Commercial Banks
Bank Mutual Corp.	5,700	(32,376)
Bank of New York Mellon Corp. (The)	1,600	(39,504)
BB&T Corp.	1,600	(42,096)
City National Corp.	4,700	(240,781)
Cullen/Frost Bankers, Inc.	2,200	(113,080)
First Financial Bankshares, Inc.	1,800	(86,562)
First Horizon National Corp.*	2,700	(30,915)
FirstMerit Corp.	7,038	(120,561)
Northern Trust Corp.	1,600	(74,720)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
PacWest Bancorp	12,600	$(230,706)
Wilmington Trust Corp.	29,000	(321,610)

		(1,332,911)

Commercial Services & Supplies — (0.1)%
Aaron’s, Inc.	4,800	(81,936)
Alliance Data Systems Corp.*	7,600	(452,352)
Arbitron, Inc.	600	(15,378)
Automatic Data Processing, Inc.	9,900	(398,574)
Corporate Executive Board Co. (The)	9,700	(254,819)
Gartner, Inc.*	1,000	(23,250)
Healthcare Services Group, Inc.	4,400	(83,380)
HMS Holdings Corp.*	4,300	(233,146)
Iron Mountain, Inc.	7,700	(172,942)
Kendle International, Inc.*	4,700	(54,144)
Manpower, Inc.	3,800	(164,084)
Monster Worldwide, Inc.*	26,400	(307,560)
Morningstar, Inc.*	8,900	(378,428)
PAREXEL International Corp.*	11,900	(257,992)
Paychex, Inc.	700	(18,179)
Pharmaceutical Product Development, Inc.	16,600	(421,806)
SEI Investments Co.	1,900	(38,684)
Sotheby’s	10,500	(240,135)
TrueBlue, Inc.*	11,100	(124,209)
United Rentals, Inc.*	21,500	(200,380)
Wright Express Corp.*	2,900	(86,130)

		(4,007,508)

Computer Hardware
Cadence Design Systems, Inc.*	44,000	(254,760)

Computer Services & Software — (0.1)%
Adobe Systems, Inc.*	2,100	(55,503)
Advent Software, Inc.*	2,600	(122,096)
Cognizant Technology Solutions Corp. (Class A Stock)*	10,100	(505,606)
Compuware Corp.*	51,000	(406,980)
Diebold, Inc.	14,700	(400,575)
Dun & Bradstreet Corp. (The)	5,100	(342,312)
Electronic Arts, Inc.*	9,500	(136,800)
IHS, Inc. (Class A Stock)*	7,700	(449,834)
Informatica Corp.*	9,300	(222,084)
Mantech International Corp. (Class A Stock)*	7,200	(306,504)
Mentor Graphics Corp.*	29,200	(258,420)
Quest Software, Inc.*	6,300	(113,652)
Red Hat, Inc.*	13,300	(384,902)
salesforce.com, Inc.*	5,900	(506,338)
Stratasys, Inc.*	2,900	(71,224)

		(4,282,830)

Computers & Peripherals
NCR Corp.*	31,400	(380,568)

Construction & Engineering
Quanta Services, Inc.*	5,600	(115,640)

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Consumer Products & Services
Alberto-Culver Co.	14,700	$(398,223)
Fortune Brands, Inc.	1,700	(66,606)
G & K Services, Inc. (Class A Stock)	2,200	(45,430)
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	4,700	(261,931)

		(772,190)

Containers & Packaging
Packaging Corp. of America	6,000	(132,120)

Distribution/Wholesale
Owens & Minor, Inc.	12,000	(340,560)
WESCO International, Inc.*	600	(20,202)

		(360,762)

Diversified Financial Services
Charles Schwab Corp. (The)	13,800	(195,684)
Discover Financial Services	26,400	(369,072)
GATX Corp.	3,300	(88,044)
Lazard Ltd. (Class A Stock) (Bermuda)	8,800	(235,048)
T. Rowe Price Group, Inc.	3,400	(150,926)
TD Ameritrade Holding Corp.*	24,200	(370,260)

		(1,409,034)

Electric — (0.1)%
Calpine Corp.*	16,600	(211,152)
CH Energy Group, Inc.	2,900	(113,796)
Cleco Corp.	6,500	(171,665)
Hawaiian Electric Industries, Inc.	15,000	(341,700)
IDACORP, Inc.	1,300	(43,251)
Integrys Energy Group, Inc.	3,600	(157,464)
ITC Holdings Corp.	1,700	(89,947)
MDU Resources Group, Inc.	2,600	(46,878)
Nextera Energy, Inc.	300	(14,628)
Northeast Utilities	4,400	(112,112)
NSTAR	5,000	(175,000)
Ormat Technologies, Inc.	12,400	(350,796)
Southern Co.	8,300	(276,224)
UIL Holdings Corp.	4,400	(110,132)

		(2,214,745)

Electric Utilities
Black Hills Corp.	4,700	(133,809)
Great Plains Energy, Inc.	8,200	(139,564)
Progress Energy, Inc.	2,500	(98,050)

		(371,423)

Electrical Equipment
Advanced Energy Industries, Inc.*	6,700	(82,343)

Electronic Components & Equipment — (0.1)%
Agilent Technologies, Inc.*	7,500	(213,225)
Amphenol Corp. (Class A Stock)	3,200	(125,696)
Cymer, Inc.*	9,500	(285,380)
FARO Technologies, Inc.*	2,700	(50,517)
FLIR Systems, Inc.*	13,500	(392,715)
Itron, Inc.*	2,300	(142,186)
Newport Corp.*	8,000	(72,480)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Components & Equipment (continued)
Trimble Navigation Ltd.*	11,500	$(322,000)
Woodward Governor Co.	12,600	(321,678)

		(1,925,877)

Energy – Alternate Sources
Covanta Holding Corp.*	23,400	(388,206)

Engineering/Construction
Aecom Technology Corp.*	18,200	(419,692)
Fluor Corp.	6,500	(276,250)
Granite Construction, Inc.	12,800	(301,824)

		(997,766)

Entertainment & Leisure — (0.1)%
Bally Technologies, Inc.*	8,600	(278,554)
Brunswick Corp.	27,100	(336,853)
Callaway Golf Co.	18,300	(110,532)
DreamWorks Animation SKG, Inc. (Class A Stock)*	14,400	(411,120)
Harley-Davidson, Inc.	6,200	(137,826)
Penn National Gaming, Inc.*	4,600	(106,260)
Scientific Games Corp. (Class A Stock)*	26,900	(247,480)
WMS Industries, Inc.*	10,600	(416,050)

		(2,044,675)

Environmental Control
Clean Harbors, Inc.*	8,000	(531,280)
Mine Safety Appliances Co.	11,200	(277,536)
Tetra Tech, Inc.*	9,500	(186,295)

		(995,111)

Financial – Bank & Trust
State Street Corp.	2,400	(81,168)

Financial Services
BlackRock, Inc.	600	(86,040)
Greenhill & Co., Inc.	5,900	(360,667)
Interactive Brokers Group, Inc. (Class A Stock)*	6,600	(109,560)
Jefferies Group, Inc.	4,600	(96,968)
SVB Financial Group*	3,100	(127,813)

		(781,048)

Foods
Hain Celestial Group, Inc. (The)*	12,400	(250,108)
Hershey Co. (The)	3,100	(148,583)
Kraft Foods, Inc. (Class A Stock)	2,500	(70,000)
Tootsie Roll Industries, Inc.	14,736	(348,507)
TreeHouse Foods, Inc.*	1,500	(68,490)

		(885,688)

Gas Utilities
EQT Corp.	7,000	(252,980)
National Fuel Gas Co.	4,700	(215,636)

		(468,616)

Hand/Machine Tools
Stanley Black & Decker, Inc.	7,500	(378,900)

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Products — (0.1)%
Beckman Coulter, Inc.	2,600	$(156,754)
DENTSPLY International, Inc.	4,400	(131,604)
Edwards Lifesciences Corp.*	8,000	(448,160)
Gen-Probe, Inc.*	7,300	(331,566)
Immucor, Inc.*	5,500	(104,775)
Palomar Medical Technologies, Inc.*	5,700	(63,783)
Patterson Cos., Inc.	14,700	(419,391)
St. Jude Medical, Inc.*	2,700	(97,443)
Stryker Corp.	4,200	(210,252)

		(1,963,728)

Healthcare Products & Services
Affymetrix, Inc.*	20,100	(118,590)

Healthcare Providers & Services
Air Methods Corp.*	3,000	(89,250)
Brookdale Senior Living, Inc.*	24,900	(373,500)
Covance, Inc.*	3,800	(195,016)
DaVita, Inc.*	700	(43,708)

		(701,474)

Healthcare Services
MEDNAX, Inc.*	2,500	(139,025)
WellCare Health Plans, Inc.*	5,700	(135,318)

		(274,343)

Holding Companies
Leucadia National Corp.*	1,200	(23,412)

Home Builders
KB Home	27,100	(298,100)
Lennar Corp. (Class A Stock)	29,500	(410,345)
MDC Holdings, Inc.	7,400	(199,430)
Pulte Group, Inc.*	38,500	(318,780)
Ryland Group, Inc.	14,100	(223,062)
Toll Brothers, Inc.*	11,600	(189,776)

		(1,639,493)

Home Furnishings
Harman International Industries, Inc.*	7,600	(227,164)

Hotels, Restaurants & Leisure — (0.1)%
Carnival Corp. (Panama)	11,000	(332,640)
International Game Technology	21,800	(342,260)
Las Vegas Sands Corp.*	5,700	(126,198)
Marcus Corp.	1,600	(15,136)
Marriott International, Inc. (Class A Stock)	8,343	(249,790)
MGM Mirage, Inc.*	10,700	(103,148)
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	14,100	(104,340)
Panera Bread Co. (Class A Stock)*	3,200	(240,928)
Starwood Hotels & Resorts Worldwide, Inc.	7,700	(319,011)
Wynn Resorts Ltd.	300	(22,881)

		(1,856,332)

Household Durables
Snap-on, Inc.	2,100	(85,911)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance — (0.1)%
Alleghany Corp.*	408	$(119,666)
Aon Corp.	3,600	(133,632)
Arthur J. Gallagher & Co.	11,400	(277,932)
Brown & Brown, Inc.	9,700	(185,658)
Cincinnati Financial Corp.	7,400	(191,438)
Fidelity National Financial, Inc. (Class A Stock)	16,900	(219,531)
Hanover Insurance Group, Inc. (The)	4,500	(195,750)
Horace Mann Educators Corp.	2,800	(42,840)
Infinity Property & Casualty Corp.	3,300	(152,394)
Loews Corp.	6,900	(229,839)
Markel Corp.*	1,200	(408,000)
Mercury General Corp.	1,400	(58,016)
Old Republic International Corp.	8,100	(98,253)
Progressive Corp. (The)	15,200	(284,544)
United Fire & Casualty Co.	5,700	(112,974)
Validus Holdings Ltd. (Bermuda)	17,100	(417,582)
W.R. Berkely Corp.	3,800	(100,548)

		(3,228,597)

Internet Software & Services
Digital River, Inc.*	1,400	(33,474)
eBay, Inc.*	5,800	(113,738)
Equinix, Inc.*	2,500	(203,050)
Infospace, Inc.*	5,600	(42,112)
priceline.com, Inc.*	2,300	(406,042)
VeriSign, Inc.*	7,900	(209,745)
Yahoo!, Inc.*	1,300	(17,979)

		(1,026,140)

Machinery & Equipment
AGCO Corp.*	6,900	(186,093)
Astec Industries, Inc.*	7,100	(196,883)
Bucyrus International, Inc.	8,200	(389,090)
Caterpillar, Inc.	7,200	(432,504)
Intevac, Inc.*	6,900	(73,623)
Terex Corp.*	3,300	(61,842)
Wabtec Corp.	8,100	(323,109)

		(1,663,144)

Manufacturing
AptarGroup, Inc.	4,000	(151,280)
Brink’s Co. (The)	1,000	(19,030)
CLARCOR, Inc.	3,800	(134,976)
General Electric Co.	16,000	(230,720)
Harsco Corp.	1,500	(35,250)
Matthews International Corp. (Class A Stock)	9,800	(286,944)
Movado Group, Inc.*	7,500	(80,100)
SPX Corp.	900	(47,529)
Textron, Inc.	23,600	(400,492)

		(1,386,321)

Media
Liberty Global, Inc. (Class A Stock)*	13,100	(340,469)
Scripps Networks Interactive, Inc. (Class A Stock)	1,800	(72,612)

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Time Warner Cable, Inc.	5,300	$(276,024)

		(689,105)

Metals & Mining — (0.1)%
Allegheny Technologies, Inc.	9,500	(419,805)
Alpha Natural Resources, Inc.*	4,600	(155,802)
Carpenter Technology Corp.	2,300	(75,509)
Cliffs Natural Resources, Inc.	1,100	(51,876)
Commercial Metals Co.	13,300	(175,826)
Compass Minerals International, Inc.	1,900	(133,532)
CONSOL Energy, Inc.	6,700	(226,192)
Massey Energy Co.	2,600	(71,110)
Precision Castparts Corp.	4,200	(432,264)
Royal Gold, Inc.	8,200	(393,600)
Titanium Metals Corp.*	28,100	(494,279)
United States Steel Corp.	4,200	(161,910)
Valmont Industries, Inc.	2,600	(188,916)
Vulcan Materials Co.	6,400	(280,512)

		(3,261,133)

Multi-Utilities
PNM Resources, Inc.	4,300	(48,074)

Oil, Gas & Consumable Fuels — (0.1)%
Arch Coal, Inc.	3,000	(59,430)
Baker Hughes, Inc.	8,300	(345,031)
Cabot Oil & Gas Corp.	1,600	(50,112)
Cameron International Corp.*	10,900	(354,468)
Comstock Resources, Inc.*	12,200	(338,184)
Denbury Resources, Inc.*	26,000	(380,640)
Dril-Quip, Inc.*	2,200	(96,844)
EOG Resources, Inc.	4,000	(393,480)
EXCO Resources, Inc.	21,800	(318,498)
Exterran Holdings, Inc.*	8,000	(206,480)
Frontier Oil Corp.	20,400	(274,380)
Holly Corp.	15,100	(401,358)
Lufkin Industries, Inc.	2,600	(101,374)
Northwest Natural Gas Co.	5,700	(248,349)
Oceaneering International, Inc.*	2,700	(121,230)
Patterson-UTI Energy, Inc.	4,200	(54,054)
Petrohawk Energy Corp.*	18,700	(317,339)
Pioneer Natural Resources Co.	2,000	(118,900)
Range Resources Corp.	2,700	(108,405)
Rowan Cos., Inc.*	1,900	(41,686)
SEACOR Holdings, Inc.*	2,300	(162,518)
Seahawk Drilling, Inc.*	1,900	(18,468)
SM Energy Co.	4,400	(176,704)
Superior Energy Services, Inc.*	6,700	(125,089)
Superior Well Services, Inc.*	7,300	(122,056)
TETRA Technologies, Inc.*	19,900	(180,692)
Vectren Corp.	9,100	(215,306)

		(5,331,075)

Paper & Forest Products
Weyerhaeuser Co.	6,400	(225,280)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals — (0.1)%
BioMarin Pharmaceutical, Inc.*	21,800	$(413,328)
Express Scripts, Inc.*	8,000	(376,160)
Furiex Pharmaceuticals, Inc.*	1,383	(14,051)
McKesson Corp.	3,000	(201,480)
Mead Johnson Nutrition Co.	7,100	(355,852)
Mylan, Inc.*	9,800	(166,992)
NBTY, Inc.*	900	(30,609)
Salix Pharmaceuticals Ltd.*	14,900	(581,547)
Valeant Pharmaceuticals International*	4,300	(224,847)
VCA Antech, Inc.*	5,100	(126,276)
Watson Pharmaceuticals, Inc.*	6,200	(251,534)

		(2,742,676)

Real Estate Investment Trusts — (0.1)%
Apartment Investment & Management Co. (Class A Stock)	1,700	(32,929)
AvalonBay Communities, Inc.	4,860	(453,778)
Boston Properties, Inc.	4,000	(285,360)
BRE Properties, Inc.	5,400	(199,422)
Corporate Office Properties Trust	4,400	(166,144)
Digital Realty Trust, Inc.	1,000	(57,680)
Equity Residential	3,000	(124,920)
Essex Property Trust, Inc.	2,700	(263,358)
Federal Realty Investment Trust	600	(42,162)
Home Properties, Inc.	4,400	(198,308)
Nationwide Health Properties, Inc.	4,400	(157,388)
Omega Healthcare Investors, Inc.	1,000	(19,930)
Potlatch Corp.	3,700	(132,201)
ProLogis	10,400	(105,352)
Public Storage, Inc.	2,700	(237,357)
Rayonier, Inc.	900	(39,618)
Regency Centers Corp.	2,500	(86,000)
UDR, Inc.	9,000	(172,170)
Ventas, Inc.	1,200	(56,340)

		(2,830,417)

Retail & Merchandising — (0.1)%
Abercrombie & Fitch Co. (Class A Stock)	6,000	(184,140)
American Eagle Outfitters, Inc.	4,600	(54,050)
Big Lots, Inc.*	500	(16,045)
CVS Caremark Corp.	1,600	(46,912)
Finish Line, Inc. (The) (Class A Stock)	3,500	(48,755)
Guess?, Inc.	700	(21,868)
JC Penney Co., Inc.	2,600	(55,848)
Lowe’s Cos., Inc.	2,900	(59,218)
Nordstrom, Inc.	6,700	(215,673)
O’Reilly Automotive, Inc.*	11,700	(556,452)
Regis Corp.	7,000	(108,990)
Ruddick Corp.	11,100	(343,989)
Saks, Inc.*	7,500	(56,925)
Staples, Inc.	17,900	(340,995)
Tiffany & Co.	8,000	(303,280)
Walgreen Co.	9,000	(240,300)

		(2,653,440)

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail
Con-Way, Inc.	11,400	$(342,228)

Savings & Loan
Capitol Federal Financial	5,100	(169,116)

Semiconductors — (0.1)%
Altera Corp.	15,700	(389,517)
Applied Materials, Inc.	11,800	(141,836)
Cohu, Inc.	4,500	(54,585)
Cree, Inc.*	2,900	(174,087)
International Rectifier Corp.*	20,900	(388,949)
KLA-Tencor Corp.	11,900	(331,772)
MEMC Electronic Materials, Inc.*	35,900	(354,692)
Microchip Technology, Inc.	600	(16,644)
MKS Instruments, Inc.*	7,700	(144,144)
NVIDIA Corp.*	3,300	(33,693)
Rambus, Inc.*	19,600	(343,392)
Rovi Corp.*	4,700	(178,177)
Rudolph Technologies, Inc.*	3,600	(27,180)
Varian Semiconductor Equipment Associates, Inc.*	1,100	(31,526)

		(2,610,194)

Software
Acxiom Corp.*	12,400	(182,156)
Citrix Systems, Inc.*	2,900	(122,467)
Emdeon, Inc. (Class A Stock)*	8,000	(100,240)
Fair Isaac Corp.	2,800	(61,012)

		(465,875)

Specialty Retail
CarMax, Inc.*	11,800	(234,820)
Office Depot, Inc.*	64,600	(260,984)
OfficeMax, Inc.*	20,200	(263,812)

		(759,616)

Telecommunications
ADTRAN, Inc.	5,100	(139,077)
Ciena Corp.*	31,700	(401,956)
CommScope, Inc.*	10,000	(237,700)
Comtech Telecommunications Corp.*	300	(8,979)
General Communication, Inc. (Class A Stock)*	9,000	(68,310)
JDS Uniphase Corp.*	4,500	(44,280)
Motorola, Inc.*	43,200	(281,664)
NeuStar, Inc. (Class A Stock)*	1,800	(37,116)
Polycom, Inc.*	1,200	(35,748)
QUALCOMM, Inc.	2,900	(95,236)
tw telecom, Inc.*	5,900	(98,412)
Virgin Media, Inc.	4,300	(71,767)

		(1,520,245)

Tobacco
Altria Group, Inc.	3,300	(66,132)
Philip Morris International, Inc.	2,100	(96,264)

		(162,396)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation
Alexander & Baldwin, Inc.	9,600	$(285,888)
Expeditors International of Washington, Inc.	2,300	(79,373)
Kirby Corp.*	4,500	(172,125)
Overseas Shipholding Group, Inc.	700	(25,928)
Tidewater, Inc.	2,000	(77,440)
UTi Worldwide, Inc. (British Virgin Islands)	28,100	(347,878)
Werner Enterprises, Inc.	2,000	(43,780)

		(1,032,412)

Wireless Telecommunication Services
Crown Castle International Corp*	5,000	(186,300)
Leap Wireless International, Inc.*	11,100	(144,078)
NII Holdings, Inc.*	10,200	(331,704)
SBA Communications Corp. (Class A Stock)*	12,100	(411,521)

		(1,073,603)

TOTAL SECURITIES SOLD SHORT (proceeds received $76,844,007)		(74,470,827)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 100.4% (cost $4,904,470,670)		4,973,655,594
Other liabilities in excess of other assets(x) — (0.4)%		(18,192,234)

NET ASSETS — 100.0%		$4,955,463,360

The following abbreviations are used in the Portfolio descriptions:
144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt
CVT	Convertible Security
FDIC	Federal Deposit Insurance Corp.
GSCI	Goldman Sachs Commodity Index
iBoxx	Bond Market Indices
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
NYSE	New York Stock Exchange
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
TIPS	Treasury Inflation Protected Securities
TSX	Toronto Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of June 30, 2010, 30 securities representing $30,202,848 and 0.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and interest rate and credit default swap agreements as follows:

Financial futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)(1)
Long Positions:
526	90 Day Euro Dollar	Dec 10	$130,224,450	$130,487,450	$263,000
16	90 Day Euro Dollar	Jun 11	3,936,925	3,962,400	25,475
31	90 Day Euro EURIBOR	Jun 11	9,308,462	9,366,700	58,238
7	2 Year Euro-Schatz	Sep 10	936,289	937,573	1,284
53	3 Year Australian Bond	Sep 10	11,925,825	11,960,287	34,462
1	5 Year Euro-Bobl	Sep 10	147,647	147,855	208
18	5 Year U.S. Treasury Notes	Sep 10	2,103,172	2,130,328	27,156
47	10 Year Australian Bond	Sep 10	29,436,500	29,512,265	75,765
63	10 Year Canadian Bond	Sep 10	7,191,837	7,328,251	136,414
447	10 Year Euro-Bund	Sep 10	70,250,454	70,726,535	476,081
6	10 Year Japanese Bond	Sep 10	9,532,432	9,613,301	80,869
219	10 Year Mini Japanese Government Bond	Sep 10	34,880,650	35,078,641	197,991
52	10 Year U.K. Gilt	Sep 10	9,242,929	9,404,754	161,825
905	10 Year U.S. Treasury Notes	Sep 10	108,847,758	110,904,923	2,057,165
36	Amsterdam Index	Jul 10	2,968,683	2,786,637	(182,046)
140	CAC40 10 Euro	Jul 10	6,217,084	5,892,682	(324,402)
115	DAX Index	Sep 10	21,041,590	20,992,802	(48,788)
136	FTSE 100 Index	Sep 10	10,525,860	9,917,048	(608,812)
25	FTSE/MIB Index	Sep 10	3,122,855	2,957,164	(165,691)
41	IBEX 35 Index	Jul 10	4,838,810	4,614,104	(224,706)
5	Russell 2000 Mini	Sep 10	322,000	303,900	(18,100)
18	SPI 200 Index	Sep 10	1,727,546	1,614,394	(113,152)
279	S&P 500	Sep 10	73,836,225	71,605,350	(2,230,875)
3	S&P 500 E-Mini	Sep 10	166,463	153,990	(12,473)

					$(333,112)

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Financial futures contracts open at June 30, 2010 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)(1)
Short Positions:
379	10 Year Australian Bond	Sep 10	$237,325,588	$237,951,609	$(626,021)
412	10 Year Canadian Bond	Sep 10	46,898,661	47,924,437	(1,025,776)
10	10 Year Japanese Bond	Sep 10	15,890,888	16,022,168	(131,280)
81	10 Year Mini Japanese Government Bond	Sep 10	12,880,144	12,974,291	(94,147)
319	10 Year U.K. Gilt	Sep 10	56,758,719	57,694,532	(935,813)
2	Amsterdam Index	Jul 10	163,412	154,813	8,599
12	DAX Index	Sep 10	2,265,273	2,187,011	78,262
34	Hang Seng Index	Jul 10	4,495,160	4,383,554	111,606
47	S&P 500 E-Mini	Sep 10	2,468,140	2,412,510	55,630
47	S&P/TSX 60 Index	Sep 10	6,020,803	5,820,751	200,052
22	SPI 200 Index	Sep 10	2,083,796	1,973,148	110,648
59	Topix Index	Sep 10	5,780,343	5,595,374	184,969

					(2,063,271)

					$(2,396,383)

Commodity futures contracts open at June 30, 2010:
Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)(1)
Long Positions:
43	Brent Crude	Aug 10	$3,204,020	$3,225,430	$21,410
222	Brent Crude	Sep 10	17,067,140	16,712,160	(354,980)
71	Coffee ‘C’	Sep 10	3,672,356	4,415,756	743,400
39	Coffee ‘C’	Dec 10	2,371,492	2,428,481	56,989
304	Corn	Sep 10	5,690,338	5,513,800	(176,538)
89	Corn	Dec 10	1,647,525	1,662,075	14,550
136	Cotton No. 2	Dec 10	5,283,210	5,193,840	(89,370)
23	Cotton No. 2	Mar 11	921,220	893,780	(27,440)
54	Gas Oil	Aug 10	3,473,900	3,493,800	19,900
352	Gas Oil	Sep 10	23,330,200	22,915,200	(415,000)
9	Gasoline RBOB	Aug 10	771,439	778,831	7,392
61	Gasoline RBOB	Sep 10	5,342,770	5,260,298	(82,472)
19	Gold 100 OZ	Aug 10	2,268,070	2,367,210	99,140
218	Gold 100 OZ	Dec 10	26,784,590	27,247,820	463,230
16	Heating Oil	Aug 10	1,384,828	1,353,610	(31,218)
60	Heating Oil	Sep 10	5,300,232	5,151,132	(149,100)
11	Lean Hogs	Aug 10	383,080	359,260	(23,820)
168	Lean Hogs	Oct 10	5,080,180	5,080,320	140
14	Live Cattle	Aug 10	532,040	504,140	(27,900)
123	Live Cattle	Oct 10	4,566,990	4,489,500	(77,490)
70	LME Copper	Jul 10	13,060,775	11,362,313	(1,698,462)
41	LME Copper	Sep 10	7,314,856	6,673,775	(641,081)
9	LME Copper	Dec 10	1,502,213	1,470,375	(31,838)
54	LME Nickel	Jul 10	7,075,170	6,380,532	(694,638)
50	LME Nickel	Sep 10	6,897,876	5,921,700	(976,176)
6	LME Nickel	Dec 10	713,364	711,900	(1,464)
115	LME PRI Aluminum	Jul 10	6,514,256	5,635,719	(878,537)
87	LME PRI Aluminum	Sep 10	4,775,214	4,292,363	(482,851)
14	LME PRI Aluminum	Dec 10	704,019	700,263	(3,756)
8	LME Zinc	Sep 10	326,450	357,550	31,100
63	Natural Gas	Aug 10	2,920,470	2,908,080	(12,390)
419	Natural Gas	Sep 10	20,680,200	19,491,880	(1,188,320)
47	Silver	Sep 10	4,354,030	4,396,380	42,350
23	Silver	Dec 10	2,150,035	2,158,665	8,630
174	Soybean	Nov 10	8,295,438	7,851,750	(443,688)
55	Soybean	Jan 11	2,560,600	2,508,688	(51,912)

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Commodity futures contracts open at June 30, 2010 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)(1)
Long Positions (continued):
218	Sugar #11 (World)	Oct 10	$3,703,112	$3,921,210	$218,098
125	Sugar #11 (World)	Mar 11	2,297,221	2,319,800	22,579
210	Wheat	Sep 10	5,328,963	5,042,625	(286,338)
92	Wheat	Dec 10	2,301,787	2,329,900	28,113
89	WTI Crude	Aug 10	6,646,530	6,731,070	84,540
466	WTI Crude	Sep 10	36,197,070	35,490,560	(706,510)

					(7,691,728)

Short Positions:
70	LME Copper	Jul 10	12,639,107	11,362,313	1,276,794
8	LME Copper	Sep 10	1,329,775	1,302,200	27,575
54	LME Nickel	Jul 10	7,620,996	6,380,532	1,240,464
15	LME Nickel	Sep 10	1,808,160	1,776,510	31,650
115	LME PRI Aluminum	Jul 10	6,099,543	5,635,719	463,824
17	LME PRI Aluminum	Sep 10	858,413	838,738	19,675

					3,059,982

					$(4,631,746)

(1)	Cash of $1,546,295 and U.S. Treasury Securities and federal agency obligation with a market value of $45,012,018 has been segregated to cover requirements for open futures contracts as of June 30, 2010. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of June 30, 2010.

Forward foreign currency exchange contracts outstanding at June 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/15/10	Citigroup Global Markets	AUD	619	$511,345	$516,039	$4,694
Expiring 09/15/10	Citigroup Global Markets	AUD	70	58,314	58,371	57
Expiring 09/15/10	Credit Suisse First Boston Corp.	AUD	180	150,095	150,098	3
Expiring 09/15/10	Deutsche Bank	AUD	3,489	2,822,382	2,909,583	87,201
Expiring 09/15/10	Deutsche Bank	AUD	200	166,520	166,775	255
Expiring 09/15/10	Deutsche Bank	AUD	200	167,566	166,775	(791)
Expiring 09/15/10	Hong Kong & Shanghai Bank	AUD	100	82,819	83,388	569
Expiring 09/15/10	Morgan Stanley	AUD	1,524	1,311,458	1,270,985	(40,473)
Expiring 09/15/10	Morgan Stanley	AUD	1,112	927,475	927,449	(26)
Expiring 09/15/10	Royal Bank of Scotland	AUD	2,475	2,042,643	2,064,157	21,514
Expiring 09/15/10	Royal Bank of Scotland	AUD	100	83,120	83,388	268
Expiring 09/15/10	UBS Securities	AUD	150	124,928	125,081	153
Brazilian Real,
Expiring 08/03/10	Goldman Sachs & Co.	BRL	403	221,066	221,374	308
Expiring 08/03/10	Goldman Sachs & Co.	BRL	101	55,374	55,451	77
British Pound,
Expiring 09/15/10	Morgan Stanley	GBP	11,078	16,213,222	16,551,582	338,360
Expiring 09/15/10	Morgan Stanley	GBP	326	482,800	486,644	3,844
Expiring 09/15/10	Morgan Stanley	GBP	66	97,102	99,251	2,149
Expiring 09/15/10	UBS Securities	GBP	1,313	1,885,183	1,960,930	75,747
Expiring 09/15/10	UBS Securities	GBP	188	278,992	280,133	1,141
Expiring 09/23/10	Royal Bank of Scotland	GBP	2,401	3,552,136	3,587,183	35,047
Canadian Dollar,
Expiring 07/07/10	Citigroup Global Markets	CAD	650	618,659	610,561	(8,098)
Expiring 07/07/10	Citigroup Global Markets	CAD	625	594,019	587,077	(6,942)
Expiring 07/07/10	Hong Kong & Shanghai Bank	CAD	875	844,778	821,908	(22,870)
Expiring 07/07/10	JPMorgan Chase	CAD	264	257,008	247,982	(9,026)
Expiring 07/07/10	Royal Bank of Scotland	CAD	247	237,188	232,013	(5,175)
Expiring 07/07/10	Royal Bank of Scotland	CAD	100	96,040	93,932	(2,108)

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (continued),
Expiring 09/15/10	Deutsche Bank	CAD	3,118	$2,996,528	$2,927,780	$(68,748)
Expiring 09/15/10	Hong Kong & Shanghai Bank	CAD	2,807	2,650,984	2,635,001	(15,983)
Expiring 09/15/10	Morgan Stanley	CAD	1,541	1,487,994	1,446,374	(41,620)
Expiring 09/15/10	Morgan Stanley	CAD	1,309	1,270,361	1,229,056	(41,305)
Expiring 09/15/10	Morgan Stanley	CAD	1,199	1,151,787	1,125,973	(25,814)
Expiring 09/15/10	Royal Bank of Scotland	CAD	1,871	1,777,464	1,756,669	(20,795)
Expiring 09/15/10	UBS Securities	CAD	1,900	1,849,301	1,783,851	(65,450)
Expiring 09/15/10	UBS Securities	CAD	1,700	1,604,400	1,596,077	(8,323)
Expiring 09/15/10	UBS Securities	CAD	100	96,852	93,887	(2,965)
Expiring 09/15/10	UBS Securities	CAD	100	95,894	93,887	(2,007)
Expiring 09/15/10	UBS Securities	CAD	100	97,189	93,887	(3,302)
Chinese Yuan,
Expiring 11/16/10	Barclays Capital Group	CNY	2,114	320,000	312,772	(7,228)
Expiring 11/17/10	Barclays Capital Group	CNY	5,063	752,851	749,248	(3,603)
Expiring 11/17/10	Citigroup Global Markets	CNY	1,075	162,000	159,031	(2,969)
Expiring 11/17/10	Citigroup Global Markets	CNY	159	24,000	23,560	(440)
Expiring 11/17/10	Deutsche Bank	CNY	1,061	160,000	157,056	(2,944)
Expiring 11/17/10	Deutsche Bank	CNY	874	132,000	129,278	(2,722)
Expiring 11/17/10	Deutsche Bank	CNY	573	86,610	84,824	(1,786)
Expiring 11/17/10	Deutsche Bank	CNY	272	41,000	40,276	(724)
Expiring 11/17/10	Deutsche Bank	CNY	166	25,000	24,544	(456)
Expiring 11/17/10	JPMorgan Chase	CNY	321	48,331	47,488	(843)
Expiring 11/17/10	Morgan Stanley	CNY	1,945	295,000	287,847	(7,153)
Expiring 11/17/10	Morgan Stanley	CNY	549	83,000	81,288	(1,712)
Expiring 11/17/10	Morgan Stanley	CNY	549	83,000	81,264	(1,736)
Expiring 11/23/10	Barclays Capital Group	CNY	391	59,000	57,898	(1,102)
Expiring 11/23/10	Barclays Capital Group	CNY	272	41,000	40,292	(708)
Expiring 01/10/11	Bank of America	CNY	1,129	170,000	167,466	(2,534)
Expiring 01/10/11	Deutsche Bank	CNY	1,991	297,193	295,299	(1,894)
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	1,957	293,000	290,307	(2,693)
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	1,934	290,000	286,969	(3,031)
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	1,448	217,000	214,780	(2,220)
Expiring 01/10/11	JPMorgan Chase	CNY	2,870	430,059	425,755	(4,304)
Expiring 01/10/11	JPMorgan Chase	CNY	1,927	289,000	285,851	(3,149)
Expiring 01/10/11	JPMorgan Chase	CNY	1,262	190,000	187,182	(2,818)
Expiring 01/10/11	JPMorgan Chase	CNY	797	120,000	118,167	(1,833)
Expiring 01/10/11	JPMorgan Chase	CNY	640	96,000	94,883	(1,117)
Expiring 01/10/11	Morgan Stanley	CNY	1,272	191,000	188,763	(2,237)
Expiring 01/10/11	Morgan Stanley	CNY	664	100,000	98,517	(1,483)
Expiring 01/10/11	Morgan Stanley	CNY	531	80,000	78,814	(1,186)
Expiring 01/10/11	Morgan Stanley	CNY	398	60,000	59,084	(916)
Expiring 01/10/11	Morgan Stanley	CNY	266	40,000	39,389	(611)
Expiring 04/07/11	Barclays Capital Group	CNY	3,820	577,000	569,237	(7,763)
Expiring 04/07/11	Barclays Capital Group	CNY	1,655	250,000	246,693	(3,307)
Expiring 04/07/11	Barclays Capital Group	CNY	646	96,757	96,270	(487)
Expiring 04/07/11	Barclays Capital Group	CNY	192	29,000	28,623	(377)
Expiring 04/07/11	Barclays Capital Group	CNY	192	29,000	28,616	(384)
Expiring 04/07/11	Barclays Capital Group	CNY	192	29,000	28,610	(390)
Expiring 04/07/11	Barclays Capital Group	CNY	192	29,000	28,609	(391)
Expiring 04/07/11	Citigroup Global Markets	CNY	907	135,414	135,166	(248)
Expiring 04/07/11	Credit Suisse First Boston Corp.	CNY	199	30,000	29,600	(400)
Expiring 04/07/11	Credit Suisse First Boston Corp.	CNY	199	30,000	29,585	(415)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	3,751	567,000	558,950	(8,050)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	1,648	249,000	245,650	(3,350)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	185	28,000	27,602	(398)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	60	9,000	8,879	(121)
Expiring 04/07/11	JPMorgan Chase	CNY	3,751	567,000	558,950	(8,050)
Expiring 04/07/11	JPMorgan Chase	CNY	284	43,000	42,389	(611)

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (continued)
Expiring 04/07/11	Morgan Stanley	CNY	3,283	$496,000	$489,290	$(6,710)
Expiring 04/07/11	Royal Bank of Scotland	CNY	489	73,137	72,812	(325)
Expiring 06/15/11	Barclays Capital Group	CNY	1,438	216,387	215,079	(1,308)
Expiring 06/15/11	Deutsche Bank	CNY	2,114	320,437	316,127	(4,310)
Expiring 06/15/11	Deutsche Bank	CNY	405	63,000	60,636	(2,364)
Expiring 06/15/11	JPMorgan Chase	CNY	2,170	330,000	324,525	(5,475)
Expiring 06/15/11	Royal Bank of Canada	CNY	1,324	199,007	197,968	(1,039)
Danish Krone,
Expiring 09/21/10	Citigroup Global Markets	DKK	4,594	760,753	754,387	(6,366)
Euro,
Expiring 07/26/10	Barclays Capital Group	EUR	481	590,514	588,263	(2,251)
Expiring 07/26/10	Citigroup Global Markets	EUR	1,469	1,849,412	1,796,588	(52,824)
Expiring 07/26/10	Credit Suisse First Boston Corp.	EUR	913	1,126,014	1,116,599	(9,415)
Expiring 07/26/10	JPMorgan Chase	EUR	2,201	2,726,819	2,691,824	(34,995)
Expiring 07/26/10	JPMorgan Chase	EUR	73	88,868	89,279	411
Expiring 07/26/10	Morgan Stanley	EUR	262	323,937	320,426	(3,511)
Expiring 07/26/10	Royal Bank of Canada	EUR	407	509,238	497,761	(11,477)
Expiring 07/26/10	Royal Bank of Scotland	EUR	621	756,189	759,483	3,294
Expiring 07/26/10	Royal Bank of Scotland	EUR	189	231,130	231,147	17
Expiring 07/26/10	UBS Securities	EUR	196	238,586	239,708	1,122
Expiring 07/26/10	UBS Securities	EUR	157	192,796	192,011	(785)
Expiring 07/26/10	UBS Securities	EUR	62	76,136	75,826	(310)
Expiring 08/24/10	Citigroup Global Markets	EUR	1,842	2,274,023	2,253,142	(20,881)
Expiring 09/15/10	Morgan Stanley	EUR	2,964	3,547,998	3,625,635	77,637
Expiring 09/15/10	Morgan Stanley	EUR	2,473	3,021,892	3,028,169	6,277
Expiring 09/15/10	Morgan Stanley	EUR	2,211	2,694,862	2,704,515	9,653
Expiring 09/15/10	Morgan Stanley	EUR	1,681	2,012,559	2,056,065	43,506
Expiring 09/15/10	Morgan Stanley	EUR	1,616	1,994,489	1,977,527	(16,962)
Expiring 09/15/10	Morgan Stanley	EUR	1,412	1,743,347	1,726,855	(16,492)
Expiring 09/15/10	Morgan Stanley	EUR	1,141	1,414,808	1,395,469	(19,339)
Expiring 09/15/10	Morgan Stanley	EUR	1,052	1,265,589	1,287,026	21,437
Expiring 09/15/10	UBS Securities	EUR	2,750	3,243,871	3,364,313	120,442
Expiring 09/15/10	UBS Securities	EUR	125	152,960	152,923	(37)
Expiring 09/15/10	UBS Securities	EUR	125	153,697	152,923	(774)
Expiring 09/15/10	UBS Securities	EUR	125	154,628	152,923	(1,705)
Indonesia Rupiah,
Expiring 09/17/10	JPMorgan Chase	IDR	2,067,800	196,000	225,103	29,103
Expiring 11/24/10	Barclays Capital Group	IDR	586,380	60,000	63,136	3,136
Expiring 11/24/10	Citigroup Global Markets	IDR	583,800	60,000	62,858	2,858
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	462,080	48,083	49,752	1,669
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	383,800	40,000	41,324	1,324
Japanese Yen,
Expiring 07/14/10	JPMorgan Chase	JPY	308,372	3,391,014	3,488,569	97,555
Expiring 07/14/10	Royal Bank of Canada	JPY	3,900,187	42,642,704	44,122,268	1,479,564
Expiring 09/15/10	Citigroup Global Markets	JPY	116,812	1,278,383	1,322,938	44,555
Expiring 09/15/10	Citigroup Global Markets	JPY	25,636	281,354	290,333	8,979
Expiring 09/15/10	Credit Suisse First Boston Corp.	JPY	65,921	723,773	746,572	22,799
Expiring 09/15/10	Deutsche Bank	JPY	233,660	2,556,731	2,646,273	89,542
Expiring 09/15/10	Deutsche Bank	JPY	73,245	804,227	829,524	25,297
Expiring 09/15/10	Deutsche Bank	JPY	73,245	803,169	829,524	26,355
Expiring 09/15/10	Hong Kong & Shanghai Bank	JPY	36,623	403,137	414,762	11,625
Expiring 09/15/10	Hong Kong & Shanghai Bank	JPY	25,000	272,277	283,133	10,856
Expiring 09/15/10	Morgan Stanley	JPY	704,876	7,636,878	7,982,958	346,080
Expiring 09/15/10	Morgan Stanley	JPY	137,689	1,557,163	1,559,511	2,348
Expiring 09/15/10	Morgan Stanley	JPY	11,095	124,675	125,654	979
Expiring 09/15/10	Royal Bank of Scotland	JPY	161,017	1,753,518	1,823,569	70,051
Expiring 09/15/10	Royal Bank of Scotland	JPY	36,623	402,145	414,762	12,617
Expiring 09/15/10	UBS Securities	JPY	662,500	7,266,734	7,503,033	236,299

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (continued)
Expiring 09/15/10	UBS Securities	JPY	156,077	$1,714,047	$1,767,622	$53,575
Expiring 09/15/10	UBS Securities	JPY	54,934	603,336	622,143	18,807
Mexican Peso,
Expiring 09/24/10	Deutsche Bank	MXN	457	34,726	35,007	281
Expiring 09/24/10	Deutsche Bank	MXN	135	10,558	10,341	(217)
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	14,133	1,096,596	1,082,642	(13,954)
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	13,259	1,028,765	1,015,674	(13,091)
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	12,162	950,000	931,617	(18,383)
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	3,182	246,863	243,722	(3,141)
New Zealand Dollar,
Expiring 09/15/10	Citigroup Global Markets	NZD	160	108,101	108,972	871
Expiring 09/15/10	Credit Suisse First Boston Corp.	NZD	411	277,947	280,213	2,266
Expiring 09/15/10	Deutsche Bank	NZD	1,282	841,994	874,376	32,382
Expiring 09/15/10	Deutsche Bank	NZD	457	308,479	311,348	2,869
Expiring 09/15/10	Deutsche Bank	NZD	457	310,931	311,348	417
Expiring 09/15/10	Hong Kong & Shanghai Bank	NZD	228	153,459	155,674	2,215
Expiring 09/15/10	Morgan Stanley	NZD	2,441	1,730,394	1,664,400	(65,994)
Expiring 09/15/10	Royal Bank of Scotland	NZD	1,343	895,017	915,853	20,836
Expiring 09/15/10	Royal Bank of Scotland	NZD	228	154,059	155,674	1,615
Expiring 09/15/10	UBS Securities	NZD	1,232	812,405	839,787	27,382
Expiring 09/15/10	UBS Securities	NZD	632	420,724	430,990	10,266
Expiring 09/15/10	UBS Securities	NZD	342	231,722	233,511	1,789
Norwegian Krone,
Expiring 09/15/10	Citigroup Global Markets	NOK	1,012	156,747	154,892	(1,855)
Expiring 09/15/10	Citigroup Global Markets	NOK	552	84,015	84,475	460
Expiring 09/15/10	Credit Suisse First Boston Corp.	NOK	1,419	215,972	217,220	1,248
Expiring 09/15/10	Credit Suisse First Boston Corp.	NOK	1,012	157,441	154,892	(2,549)
Expiring 09/15/10	Deutsche Bank	NOK	1,577	241,834	241,356	(478)
Expiring 09/15/10	Deutsche Bank	NOK	1,577	240,049	241,356	1,307
Expiring 09/15/10	Deutsche Bank	NOK	1,349	209,108	206,522	(2,586)
Expiring 09/15/10	Hong Kong & Shanghai Bank	NOK	789	119,334	120,678	1,344
Expiring 09/15/10	Hong Kong & Shanghai Bank	NOK	675	104,840	103,261	(1,579)
Expiring 09/15/10	Royal Bank of Scotland	NOK	789	119,833	120,678	845
Expiring 09/15/10	UBS Securities	NOK	1,349	209,033	206,522	(2,511)
Expiring 09/15/10	UBS Securities	NOK	1,349	208,960	206,522	(2,438)
Expiring 09/15/10	UBS Securities	NOK	1,183	180,449	181,017	568
Expiring 09/21/10	Citigroup Global Markets	NOK	1,859	289,215	284,427	(4,788)
Philippine Peso,
Expiring 08/19/10	Goldman Sachs & Co.	PHP	10,676	228,264	229,046	782
Expiring 08/19/10	Morgan Stanley	PHP	17,235	370,000	369,759	(241)
Expiring 11/15/10	Citigroup Global Markets	PHP	62	1,326	1,315	(11)
Polish Zloty,
Expiring 08/12/10	Barclays Capital Group	PLN	1,827	620,000	536,897	(83,103)
Expiring 08/12/10	Hong Kong & Shanghai Bank	PLN	1,457	500,000	428,088	(71,912)
Expiring 08/12/10	JPMorgan Chase	PLN	853	290,000	250,601	(39,399)
Singapore Dollar,
Expiring 09/16/10	Barclays Capital Group	SGD	308	219,628	220,184	556
Expiring 09/16/10	Barclays Capital Group	SGD	262	187,117	187,367	250
Expiring 09/16/10	Citigroup Global Markets	SGD	195	138,399	139,277	878
Expiring 09/16/10	Citigroup Global Markets	SGD	4	2,710	2,727	17
Expiring 09/16/10	Deutsche Bank	SGD	1,180	843,151	843,798	647
Expiring 09/16/10	Deutsche Bank	SGD	262	186,871	187,414	543
Expiring 09/16/10	Goldman Sachs & Co.	SGD	168	119,217	119,930	713
South Korean Won,
Expiring 07/27/10	Deutsche Bank	KRW	23,909	20,265	19,547	(718)
Expiring 07/28/10	Barclays Capital Group	KRW	54,000	45,570	44,147	(1,423)
Expiring 07/28/10	Barclays Capital Group	KRW	50,000	42,194	40,877	(1,317)
Expiring 07/28/10	Barclays Capital Group	KRW	24,000	20,253	19,621	(632)

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won (continued),
Expiring 07/28/10	Barclays Capital Group	KRW	16,935	$13,765	$13,760	$(5)
Expiring 07/28/10	Barclays Capital Group	KRW	14,660	12,370	11,985	(385)
Expiring 07/28/10	Citigroup Global Markets	KRW	31,180	25,966	25,491	(475)
Expiring 07/28/10	Deutsche Bank	KRW	120,280	100,000	98,334	(1,666)
Expiring 07/28/10	Deutsche Bank	KRW	53,767	45,058	43,957	(1,101)
Expiring 07/28/10	Deutsche Bank	KRW	53,715	45,529	43,915	(1,614)
Expiring 07/28/10	Deutsche Bank	KRW	50,108	41,991	40,966	(1,025)
Expiring 07/28/10	Deutsche Bank	KRW	50,085	42,452	40,946	(1,506)
Expiring 07/28/10	Deutsche Bank	KRW	23,929	20,053	19,563	(490)
Expiring 07/28/10	JPMorgan Chase	KRW	356,100	300,000	291,127	(8,873)
Expiring 07/28/10	Morgan Stanley	KRW	89,301	75,509	73,007	(2,502)
Expiring 07/28/10	Morgan Stanley	KRW	83,265	70,405	68,073	(2,332)
Expiring 07/28/10	Morgan Stanley	KRW	39,748	33,609	32,496	(1,113)
Expiring 07/28/10	Royal Bank of Scotland	KRW	14,200	11,690	11,609	(81)
Expiring 08/27/10	Morgan Stanley	KRW	213,753	181,562	174,573	(6,989)
Expiring 08/27/10	Morgan Stanley	KRW	199,306	169,291	162,774	(6,517)
Expiring 08/27/10	Morgan Stanley	KRW	95,141	80,813	77,702	(3,111)
Expiring 10/12/10	JPMorgan Chase	KRW	113,350	100,000	92,484	(7,516)
Expiring 11/12/10	Bank of America	KRW	153,544	130,039	125,256	(4,783)
Expiring 11/12/10	Barclays Capital Group	KRW	1,043,821	907,000	851,515	(55,485)
Expiring 11/12/10	Barclays Capital Group	KRW	129,316	104,896	104,836	(60)
Expiring 11/12/10	Barclays Capital Group	KRW	112,260	94,551	91,578	(2,973)
Expiring 11/12/10	Barclays Capital Group	KRW	96,126	82,103	78,416	(3,687)
Expiring 11/12/10	Barclays Capital Group	KRW	89,629	76,554	73,116	(3,438)
Expiring 11/12/10	Barclays Capital Group	KRW	55,154	44,739	44,637	(102)
Expiring 11/12/10	Barclays Capital Group	KRW	47,880	40,327	39,059	(1,268)
Expiring 11/12/10	Barclays Capital Group	KRW	42,786	36,544	34,903	(1,641)
Expiring 11/12/10	Citigroup Global Markets	KRW	238,000	197,806	194,153	(3,653)
Expiring 11/12/10	Citigroup Global Markets	KRW	101,520	84,375	82,817	(1,558)
Expiring 11/12/10	Citigroup Global Markets	KRW	70,155	60,000	57,230	(2,770)
Expiring 11/12/10	Citigroup Global Markets	KRW	70,056	60,000	57,149	(2,851)
Expiring 11/12/10	Citigroup Global Markets	KRW	69,714	60,000	56,870	(3,130)
Expiring 11/12/10	Citigroup Global Markets	KRW	69,282	60,000	56,518	(3,482)
Expiring 11/12/10	Citigroup Global Markets	KRW	52,548	44,999	42,867	(2,132)
Expiring 11/12/10	Citigroup Global Markets	KRW	48,996	41,958	39,969	(1,989)
Expiring 11/12/10	Citigroup Global Markets	KRW	35,034	30,000	28,580	(1,420)
Expiring 11/12/10	Citigroup Global Markets	KRW	34,770	30,000	28,364	(1,636)
Expiring 11/12/10	Citigroup Global Markets	KRW	23,388	20,028	19,079	(949)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,693	10,000	9,538	(462)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,678	10,000	9,527	(473)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,676	10,000	9,525	(475)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,619	10,000	9,478	(522)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,590	10,000	9,455	(545)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,547	10,000	9,420	(580)
Expiring 11/12/10	Deutsche Bank	KRW	1,106,198	963,000	902,400	(60,600)
Expiring 11/12/10	Deutsche Bank	KRW	69,756	60,000	56,905	(3,095)
Expiring 11/12/10	Deutsche Bank	KRW	11,626	10,000	9,484	(516)
Expiring 11/12/10	Goldman Sachs & Co.	KRW	35,190	30,000	28,707	(1,293)
Expiring 11/12/10	Goldman Sachs & Co.	KRW	11,730	10,000	9,569	(431)
Expiring 11/12/10	JPMorgan Chase	KRW	126,621	110,000	103,293	(6,707)
Expiring 11/12/10	JPMorgan Chase	KRW	126,033	110,000	102,813	(7,187)
Expiring 11/12/10	JPMorgan Chase	KRW	80,203	70,000	65,427	(4,573)
Expiring 11/12/10	JPMorgan Chase	KRW	70,191	60,000	57,260	(2,740)
Expiring 11/12/10	JPMorgan Chase	KRW	40,476	34,252	33,019	(1,233)
Expiring 11/12/10	JPMorgan Chase	KRW	22,915	20,000	18,693	(1,307)
Expiring 11/12/10	JPMorgan Chase	KRW	11,699	10,000	9,543	(457)
Expiring 11/12/10	Morgan Stanley	KRW	80,577	70,000	65,732	(4,268)
Expiring 11/12/10	Morgan Stanley	KRW	23,022	20,000	18,781	(1,219)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won (continued)
Expiring 11/12/10	Royal Bank of Scotland	KRW	108,390	$89,016	$88,421	$(595)
Expiring 11/12/10	Royal Bank of Scotland	KRW	46,230	37,967	37,713	(254)
Swedish Krona,
Expiring 09/15/10	Citigroup Global Markets	SEK	1,297	163,300	166,292	2,992
Expiring 09/15/10	Credit Suisse First Boston Corp.	SEK	3,334	419,306	427,607	8,301
Expiring 09/15/10	Deutsche Bank	SEK	3,705	469,967	475,119	5,152
Expiring 09/15/10	Deutsche Bank	SEK	3,705	466,988	475,119	8,131
Expiring 09/15/10	Hong Kong & Shanghai Bank	SEK	2,000	256,801	256,488	(313)
Expiring 09/15/10	Hong Kong & Shanghai Bank	SEK	1,852	232,563	237,560	4,997
Expiring 09/15/10	Morgan Stanley	SEK	65,150	8,352,279	8,355,167	2,888
Expiring 09/15/10	Morgan Stanley	SEK	12,518	1,610,854	1,605,302	(5,552)
Expiring 09/15/10	Morgan Stanley	SEK	11,547	1,496,002	1,480,796	(15,206)
Expiring 09/15/10	Morgan Stanley	SEK	11,188	1,455,289	1,434,763	(20,526)
Expiring 09/15/10	Morgan Stanley	SEK	10,444	1,342,255	1,339,982	(2,273)
Expiring 09/15/10	Morgan Stanley	SEK	8,840	1,136,672	1,133,720	(2,952)
Expiring 09/15/10	Morgan Stanley	SEK	6,001	766,719	769,539	2,820
Expiring 09/15/10	Morgan Stanley	SEK	4,236	539,360	543,249	3,889
Expiring 09/15/10	Royal Bank of Scotland	SEK	11,342	1,407,283	1,454,558	47,275
Expiring 09/15/10	Royal Bank of Scotland	SEK	1,852	233,168	237,560	4,392
Expiring 09/15/10	UBS Securities	SEK	24,953	3,139,609	3,200,027	60,418
Expiring 09/15/10	UBS Securities	SEK	4,000	478,680	512,977	34,297
Expiring 09/15/10	UBS Securities	SEK	2,779	349,820	356,339	6,519
Expiring 09/21/10	Citigroup Global Markets	SEK	4,513	579,073	578,763	(310)
Swiss Franc,
Expiring 09/15/10	Citigroup Global Markets	CHF	339	313,010	314,979	1,969
Expiring 09/15/10	Credit Suisse First Boston Corp.	CHF	339	313,566	314,979	1,413
Expiring 09/15/10	Deutsche Bank	CHF	452	417,876	419,972	2,096
Expiring 09/15/10	Hong Kong & Shanghai Bank	CHF	226	208,987	209,986	999
Expiring 09/15/10	Morgan Stanley	CHF	2,415	2,115,059	2,243,617	128,558
Expiring 09/15/10	Morgan Stanley	CHF	1,549	1,336,588	1,439,215	102,627
Expiring 09/15/10	Morgan Stanley	CHF	1,440	1,301,437	1,338,364	36,927
Expiring 09/15/10	Morgan Stanley	CHF	960	834,922	891,838	56,916
Expiring 09/15/10	Morgan Stanley	CHF	790	712,007	734,287	22,280
Expiring 09/15/10	Royal Bank of Scotland	CHF	452	417,409	419,972	2,563
Expiring 09/15/10	UBS Securities	CHF	1,875	1,621,751	1,742,141	120,390
Expiring 09/15/10	UBS Securities	CHF	452	418,227	419,972	1,745
Expiring 09/15/10	UBS Securities	CHF	375	339,198	348,428	9,230
Expiring 09/15/10	UBS Securities	CHF	125	109,311	116,143	6,832

				$222,977,720	$225,889,177	$2,911,457

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/30/10	JPMorgan Chase	AUD	6,114	$5,306,952	$5,127,646	$179,306
Expiring 09/15/10	Morgan Stanley	AUD	23,761	19,867,002	19,813,930	53,072
Expiring 09/15/10	Morgan Stanley	AUD	2,520	2,123,378	2,095,656	27,722
Expiring 09/15/10	Morgan Stanley	AUD	2,101	1,698,549	1,752,295	(53,746)
Expiring 09/15/10	Morgan Stanley	AUD	922	796,764	768,646	28,118
Brazilian Real,
Expiring 08/03/10	Hong Kong & Shanghai Bank	BRL	115	60,000	63,065	(3,065)
British Pound,
Expiring 09/15/10	Citigroup Global Markets	GBP	186	271,477	277,982	(6,505)
Expiring 09/15/10	Credit Suisse First Boston Corp.	GBP	1,024	1,491,096	1,529,320	(38,224)
Expiring 09/15/10	Credit Suisse First Boston Corp.	GBP	478	698,572	714,810	(16,238)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound (continued)
Expiring 09/15/10	Deutsche Bank	GBP	532	$778,401	$794,233	$(15,832)
Expiring 09/15/10	Deutsche Bank	GBP	532	775,913	794,233	(18,320)
Expiring 09/15/10	Hong Kong & Shanghai Bank	GBP	844	1,228,885	1,261,687	(32,802)
Expiring 09/15/10	Hong Kong & Shanghai Bank	GBP	266	387,616	397,116	(9,500)
Expiring 09/15/10	Morgan Stanley	GBP	992	1,451,886	1,482,764	(30,878)
Expiring 09/15/10	Morgan Stanley	GBP	626	941,417	935,888	5,529
Expiring 09/15/10	Morgan Stanley	GBP	626	937,767	934,665	3,102
Expiring 09/15/10	Royal Bank of Scotland	GBP	711	1,023,398	1,062,082	(38,684)
Expiring 09/15/10	Royal Bank of Scotland	GBP	266	388,249	397,116	(8,867)
Expiring 09/15/10	UBS Securities	GBP	691	1,004,964	1,032,292	(27,328)
Expiring 09/15/10	UBS Securities	GBP	399	581,863	595,675	(13,812)
Expiring 09/23/10	Bank of America	GBP	864	1,280,474	1,290,848	(10,374)
Expiring 09/23/10	Royal Bank of Scotland	GBP	2,166	3,264,782	3,236,084	28,698
Expiring 09/23/10	Royal Bank of Scotland	GBP	1,013	1,498,673	1,513,459	(14,786)
Canadian Dollar,
Expiring 07/07/10	Barclays Capital Group	CAD	149	141,745	139,959	1,786
Expiring 07/07/10	Citigroup Global Markets	CAD	41	38,968	38,512	456
Expiring 07/07/10	Credit Suisse First Boston Corp.	CAD	47	45,634	44,148	1,486
Expiring 07/07/10	Morgan Stanley	CAD	95	90,000	89,373	627
Expiring 07/07/10	Royal Bank of Scotland	CAD	2,453	2,440,650	2,304,162	136,488
Expiring 07/07/10	UBS Securities	CAD	914	908,744	858,542	50,202
Expiring 09/15/10	Morgan Stanley	CAD	15,803	15,197,422	14,836,553	360,869
Expiring 09/15/10	Morgan Stanley	CAD	2,250	2,158,514	2,112,407	46,107
Expiring 09/15/10	Morgan Stanley	CAD	2,092	2,006,813	1,964,493	42,320
Expiring 09/15/10	Morgan Stanley	CAD	1,856	1,744,939	1,742,823	2,116
Expiring 09/15/10	Morgan Stanley	CAD	1,511	1,473,583	1,419,057	54,526
Expiring 09/15/10	Morgan Stanley	CAD	1,400	1,360,973	1,314,268	46,705
Expiring 09/15/10	Morgan Stanley	CAD	1,230	1,183,543	1,155,240	28,303
Chinese Yuan,
Expiring 11/16/10	Deutsche Bank	CNY	2,114	315,227	312,772	2,455
Expiring 11/17/10	Barclays Capital Group	CNY	1,487	218,500	220,122	(1,622)
Expiring 11/17/10	Hong Kong & Shanghai Bank	CNY	1,129	169,000	167,016	1,984
Expiring 11/17/10	JPMorgan Chase	CNY	5,271	789,000	779,969	9,031
Expiring 11/17/10	Royal Bank of Scotland	CNY	1,470	216,000	217,603	(1,603)
Euro,
Expiring 07/06/10	Credit Suisse First Boston Corp.	EUR	343	421,175	419,763	1,412
Expiring 07/26/10	Barclays Capital Group	EUR	4,025	5,388,018	4,922,577	465,441
Expiring 07/26/10	Barclays Capital Group	EUR	2,719	3,338,062	3,325,338	12,724
Expiring 07/26/10	Citigroup Global Markets	EUR	356	438,304	435,388	2,916
Expiring 07/26/10	Citigroup Global Markets	EUR	302	374,243	369,346	4,897
Expiring 07/26/10	Citigroup Global Markets	EUR	181	221,944	221,363	581
Expiring 07/26/10	Citigroup Global Markets	EUR	157	193,737	192,011	1,726
Expiring 07/26/10	Citigroup Global Markets	EUR	115	141,441	140,645	796
Expiring 07/26/10	Credit Suisse First Boston Corp.	EUR	3,626	4,859,330	4,434,600	424,730
Expiring 07/26/10	Credit Suisse First Boston Corp.	EUR	2,237	2,997,882	2,735,852	262,030
Expiring 07/26/10	Deutsche Bank	EUR	1,022	1,260,811	1,249,906	10,905
Expiring 07/26/10	Deutsche Bank	EUR	798	954,635	975,954	(21,319)
Expiring 07/26/10	Hong Kong & Shanghai Bank	EUR	700	836,969	856,100	(19,131)
Expiring 07/26/10	JPMorgan Chase	EUR	621	766,718	759,483	7,235
Expiring 07/26/10	JPMorgan Chase	EUR	95	116,489	116,185	304
Expiring 07/26/10	Royal Bank of Scotland	EUR	397	479,056	485,531	(6,475)
Expiring 07/26/10	Royal Bank of Scotland	EUR	356	440,771	435,388	5,383
Expiring 07/26/10	Royal Bank of Scotland	EUR	332	408,055	406,036	2,019
Expiring 07/26/10	Royal Bank of Scotland	EUR	295	359,220	360,785	(1,565)
Expiring 07/26/10	UBS Securities	EUR	132	163,280	161,436	1,844
Expiring 08/24/10	Citigroup Global Markets	EUR	1,965	2,425,871	2,403,596	22,275
Expiring 09/15/10	Citigroup Global Markets	EUR	376	463,688	459,871	3,817
Expiring 09/15/10	Citigroup Global Markets	EUR	85	102,161	103,621	(1,460)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued)
Expiring 09/15/10	Credit Suisse First Boston Corp.	EUR	376	$464,135	$459,871	$4,264
Expiring 09/15/10	Credit Suisse First Boston Corp.	EUR	218	262,223	266,454	(4,231)
Expiring 09/15/10	Deutsche Bank	EUR	501	618,792	613,161	5,631
Expiring 09/15/10	Deutsche Bank	EUR	242	292,026	296,060	(4,034)
Expiring 09/15/10	Deutsche Bank	EUR	242	293,280	296,060	(2,780)
Expiring 09/15/10	Hong Kong & Shanghai Bank	EUR	5,296	6,339,638	6,478,713	(139,075)
Expiring 09/15/10	Hong Kong & Shanghai Bank	EUR	251	309,175	306,581	2,594
Expiring 09/15/10	Hong Kong & Shanghai Bank	EUR	121	145,529	148,030	(2,501)
Expiring 09/15/10	Morgan Stanley	EUR	11,180	13,664,313	13,677,580	(13,267)
Expiring 09/15/10	Morgan Stanley	EUR	2,462	2,999,568	3,011,375	(11,807)
Expiring 09/15/10	Royal Bank of Scotland	EUR	4,341	5,217,478	5,310,420	(92,942)
Expiring 09/15/10	Royal Bank of Scotland	EUR	501	618,345	613,161	5,184
Expiring 09/15/10	Royal Bank of Scotland	EUR	121	145,926	148,030	(2,104)
Expiring 09/15/10	UBS Securities	EUR	2,766	3,302,816	3,383,496	(80,680)
Expiring 09/15/10	UBS Securities	EUR	501	618,452	613,161	5,291
Expiring 09/15/10	UBS Securities	EUR	182	218,733	222,045	(3,312)
Expiring 01/10/11	Barclays Capital Group	CNY	1,486	218,500	220,381	(1,881)
Expiring 01/10/11	Citigroup Global Markets	CNY	4,481	661,000	664,700	(3,700)
Expiring 01/10/11	JPMorgan Chase	CNY	4,603	679,000	682,821	(3,821)
Japanese Yen,
Expiring 07/14/10	Bank of America	JPY	73,930	807,537	836,360	(28,823)
Expiring 07/14/10	Credit Suisse First Boston Corp.	JPY	2,831	31,000	32,030	(1,030)
Expiring 07/14/10	Hong Kong & Shanghai Bank	JPY	7,625	86,000	86,261	(261)
Expiring 07/14/10	JPMorgan Chase	JPY	5	55	57	(2)
Expiring 07/14/10	Royal Bank of Canada	JPY	155,210	1,696,989	1,755,869	(58,880)
Expiring 09/15/10	Morgan Stanley	JPY	150,792	1,660,517	1,707,764	(47,247)
Expiring 09/15/10	Morgan Stanley	JPY	145,644	1,610,755	1,649,472	(38,717)
Malaysian Ringgit,
Expiring 10/12/10	Citigroup Global Markets	MYR	3	912	960	(48)
Mexican Peso,
Expiring 09/24/10	Citigroup Global Markets	MXN	1,242	100,000	95,143	4,857
Expiring 09/24/10	Citigroup Global Markets	MXN	1,238	100,000	94,867	5,133
Expiring 09/24/10	Deutsche Bank	MXN	2,967	238,425	227,255	11,170
Expiring 09/24/10	Deutsche Bank	MXN	620	50,000	47,496	2,504
Expiring 09/24/10	Goldman Sachs & Co.	MXN	3,720	300,000	284,991	15,009
Expiring 09/24/10	Goldman Sachs & Co.	MXN	2,481	200,000	190,032	9,968
Expiring 09/24/10	Royal Bank of Scotland	MXN	2,485	200,000	190,354	9,646
New Zealand Dollar,
Expiring 09/15/10	Morgan Stanley	NZD	7,260	4,929,252	4,950,473	(21,221)
Expiring 09/15/10	Morgan Stanley	NZD	2,780	1,917,477	1,895,717	21,760
Expiring 09/15/10	Morgan Stanley	NZD	2,615	1,800,282	1,777,731	22,551
Expiring 09/15/10	Morgan Stanley	NZD	1,690	1,160,256	1,152,453	7,803
Norwegian Krone,
Expiring 09/15/10	Citigroup Global Markets	NOK	6,648	987,834	1,017,388	(29,554)
Expiring 09/15/10	UBS Securities	NOK	7,962	1,202,923	1,218,630	(15,707)
Philippine Peso,
Expiring 11/15/10	UBS Securities	PHP	62	1,355	1,315	40
Polish Zloty,
Expiring 08/12/10	Hong Kong & Shanghai Bank	PLN	1,545	471,003	454,105	16,898
Expiring 08/12/10	Hong Kong & Shanghai Bank	PLN	1,543	471,003	453,482	17,521
Expiring 08/12/10	Hong Kong & Shanghai Bank	PLN	1,048	318,392	307,999	10,393
Singapore Dollar,
Expiring 09/16/10	Goldman Sachs & Co.	SGD	27	19,000	19,108	(108)
South Korean Won,
Expiring 07/28/10	Barclays Capital Group	KRW	129,316	105,109	105,071	38
Expiring 07/28/10	Barclays Capital Group	KRW	120,253	103,000	98,312	4,688
Expiring 07/28/10	Barclays Capital Group	KRW	112,260	94,726	91,777	2,949
Expiring 07/28/10	Barclays Capital Group	KRW	55,154	44,830	44,813	17
Expiring 07/28/10	Barclays Capital Group	KRW	47,880	40,402	39,144	1,258

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won (continued)
Expiring 07/28/10	Citigroup Global Markets	KRW	238,000	$198,201	$194,575	$3,626
Expiring 07/28/10	Citigroup Global Markets	KRW	101,520	84,544	82,997	1,547
Expiring 07/28/10	Morgan Stanley	KRW	190,180	163,000	155,480	7,520
Expiring 07/28/10	Royal Bank of Scotland	KRW	108,390	89,228	88,613	615
Expiring 07/28/10	Royal Bank of Scotland	KRW	46,230	38,057	37,795	262
Expiring 08/27/10	Barclays Capital Group	KRW	158,746	136,000	129,649	6,351
Expiring 08/27/10	Morgan Stanley	KRW	66,519	57,000	54,326	2,674
Expiring 11/12/10	Barclays Capital Group	KRW	37,999	32,094	30,998	1,096
Expiring 11/12/10	Barclays Capital Group	KRW	16,935	13,737	13,706	31
Expiring 11/12/10	Barclays Capital Group	KRW	14,660	12,347	11,959	388
Expiring 11/12/10	Citigroup Global Markets	KRW	37,088	31,344	30,255	1,089
Expiring 11/12/10	Citigroup Global Markets	KRW	31,180	25,914	25,436	478
Expiring 11/12/10	Citigroup Global Markets	KRW	11,693	10,000	9,538	462
Expiring 11/12/10	Citigroup Global Markets	KRW	11,676	10,000	9,525	475
Expiring 11/12/10	Citigroup Global Markets	KRW	11,619	10,000	9,478	522
Expiring 11/12/10	Citigroup Global Markets	KRW	11,547	10,000	9,420	580
Expiring 11/12/10	Deutsche Bank	KRW	521,010	452,619	425,023	27,596
Expiring 11/12/10	Deutsche Bank	KRW	11,626	10,000	9,484	516
Expiring 11/12/10	JPMorgan Chase	KRW	11,699	10,000	9,543	457
Expiring 11/12/10	JPMorgan Chase	KRW	7,511	6,356	6,127	229
Expiring 11/12/10	Royal Bank of Scotland	KRW	227,900	200,000	185,913	14,087
Expiring 11/12/10	Royal Bank of Scotland	KRW	37,139	31,413	30,297	1,116
Expiring 11/12/10	Royal Bank of Scotland	KRW	25,931	22,000	21,154	846
Expiring 11/12/10	Royal Bank of Scotland	KRW	25,927	22,000	21,150	850
Expiring 11/12/10	Royal Bank of Scotland	KRW	14,200	11,662	11,584	78
Swedish Krona,
Expiring 09/15/10	Morgan Stanley	SEK	16,497	2,059,110	2,115,657	(56,547)
Swiss Franc,
Expiring 09/15/10	Citigroup Global Markets	CHF	49	43,324	45,918	(2,594)
Expiring 09/15/10	Credit Suisse First Boston Corp.	CHF	127	111,199	118,075	(6,876)
Expiring 09/15/10	Deutsche Bank	CHF	1,056	918,550	981,483	(62,933)
Expiring 09/15/10	Deutsche Bank	CHF	141	123,963	131,195	(7,232)
Expiring 09/15/10	Deutsche Bank	CHF	141	123,702	131,195	(7,493)
Expiring 09/15/10	Hong Kong & Shanghai Bank	CHF	71	61,670	65,597	(3,927)
Expiring 09/15/10	Morgan Stanley	CHF	767	705,604	712,559	(6,955)
Expiring 09/15/10	Royal Bank of Scotland	CHF	71	61,724	65,597	(3,873)
Expiring 09/15/10	UBS Securities	CHF	1,738	1,519,338	1,614,469	(95,131)
Expiring 09/15/10	UBS Securities	CHF	1,033	891,911	960,145	(68,234)
Expiring 09/15/10	UBS Securities	CHF	106	92,724	98,396	(5,672)

				$171,727,491	$170,452,126	$1,275,365

Interest rate swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Deutsche Bank AG(1)	12/15/20		$1,900	4.00%	3 month LIBOR	$132,994	$90,175	$42,819
HSBC Bank USA, N.A.(1)	12/15/20		2,000	4.00%	3 month LIBOR	140,212	134,544	5,668
Royal Bank of Scotland PLC(1)	12/15/20		100	4.00%	3 month LIBOR	7,000	4,309	2,691
Deutsche Bank AG(1)	12/15/20	AUD	1,500	6.00%	3 month Australian Bank Bill rate	34,020	6,804	27,216
Barclays Bank PLC(1)	01/02/13	BRL	1,200	12.29%	Brazilian interbank lending rate	7,163	3,529	3,634
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	3,500	11.67%	Brazilian interbank lending rate	37,618	25,875	11,743
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	17,000	10.73%	Brazilian interbank lending rate	361	(1,724)	2,085

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received	Unrealized Appreciation
Goldman Sachs Capital Markets, L.P.(1)	01/02/13	BRL	49,100	11.93%	Brazilian interbank lending rate	$75,087	$9,718	$65,369
Goldman Sachs Capital Markets, L.P.(1)	01/02/13	BRL	1,500	11.89%	Brazilian interbank lending rate	2,023	898	1,125
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,800	11.14%	Brazilian interbank lending rate	8,533	6,128	2,405
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,300	11.36%	Brazilian interbank lending rate	8,335	282	8,053
HSBC Bank USA, N.A.(1)	01/02/12	BRL	4,100	11.67%	Brazilian interbank lending rate	44,067	24,747	19,320
HSBC Bank USA, N.A.(1)	01/02/13	BRL	1,000	11.89%	Brazilian interbank lending rate	1,349	1,243	106
Bank of America N.A.(1)	06/16/35	JPY	280,000	2.15%	6 month LIBOR	156,589	(10,978)	167,567
Barclays Bank PLC(1)	06/16/35	JPY	40,000	2.15%	6 month LIBOR	24,477	(1,185)	25,662
Royal Bank of Scotland PLC(1)	12/15/20	JPY	1,230,000	1.50%	6 month LIBOR	323,823	97,794	226,029
UBS AG(1)	06/16/35	JPY	170,000	2.15%	6 month LIBOR	95,072	(6,829)	101,901
Barclays Bank PLC(1)	01/28/15	MXN	9,100	7.34%	28 day Mexican interbank rate	27,060	(3)	27,063
HSBC Bank USA, N.A.(1)	01/28/15	MXN	8,700	7.33%	28 day Mexican interbank rate	25,597	(552)	26,149
HSBC Bank USA, N.A.(1)	03/01/17	MXN	11,700	7.64%	28 day Mexican interbank rate	37,531	1,270	36,261

						$1,188,911	$386,045	$802,866

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2010(4)	Fair Value	Upfront Premiums Paid (Depreciation)	Unrealized Appreciation (Received)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1)
Deutsche Bank AG	09/20/11	$800	1.00%	American Movil, 6.375%, due 03/01/35	1.038%	$2,985	$—	$2,985
UBS AG	06/20/15	600	1.00%	Australian Government, 6.50%, due 05/15/13	0.587%	11,940	11,231	709
Barclays Bank PLC	06/20/15	500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.351%	(7,862)	(4,214)	(3,648)
Barclays Bank PLC	06/20/15	500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.351%	(7,862)	(9,316)	1,454
Citigroup, Inc.	06/20/15	1,000	0.25%	France (Govt of), 4.25%, due 04/25/19	0.954%	(29,828)	(23,256)	(6,572)
Royal Bank of Scotland PLC	06/20/15	500	1.00%	Republic of Italy, 6.875%, due 09/27/23	1.950%	(20,114)	(11,818)	(8,296)
Barclays Bank PLC	09/20/10	1,200	1.00%	Russian Agricultural Bank	1.600%	(1,464)	(1,073)	(391)
Citigroup, Inc.	06/20/15	400	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.768%	5,077	2,950	2,127
Citigroup, Inc.	06/20/15	200	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.768%	2,539	1,548	991
Deutsche Bank AG	06/20/15	700	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.768%	8,888	3,162	5,726
Deutsche Bank AG	06/20/15	300	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.768%	3,808	2,623	1,185
Deutsche Bank AG	06/20/15	400	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.768%	5,075	3,317	1,758
Morgan Stanley Capital Services, Inc.	06/20/15	1,600	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.768%	20,309	7,228	13,081

						$(6,509)	$(17,618)	$11,109

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Credit default swaps – Buy Protection(2)
Deutsche Bank AG	03/20/11	$600	1.00%	Albertson’s, 7.25%, due 05/01/13	$7,443	$3,435	$4,008
Morgan Stanley Capital Services, Inc.	06/20/14	9,523	1.00%	Dow Jones CDX NA IG12 5Y	17,194	(28,102)	45,296
Deutsche Bank AG	06/20/16	1,200	1.00%	Embarq Corp., 7.08%, due 06/01/16	48,340	(19,345)	67,685
Goldman Sachs Capital Markets, L.P.	03/20/13	600	1.00%	Hanson Ltd., 7.875%, due 09/27/10	20,164	(733)	20,897
Bank of America N.A.	09/20/13	500	5.00%	International Lease Finance Corp., 5.55%, due 09/15/12 15,690		(14,914)	30,604
Deutsche Bank AG	06/20/17	1,100	1.00%	J.C. Penney Corp., 6.375%, due 10/15/36	71,267	64,429	6,838

					$180,098	$4,770	$175,328

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,960,338,692	$—	$—
Common Stocks	191,214,844	26,926,586	—
Exchange Traded Funds	198,227,414	—	—
Mutual Funds	134,515,364	—	—
Preferred Stock	14,787	—	—
Asset-Backed Securities	—	7,494,175	775,159
Bank Loans	—	630,316	231,092
Commercial Mortgage-Backed Securities	—	1,211,769	1,538,122
Corporate Bonds	—	166,537,016	352,668
Foreign Government Bonds	—	97,555,586	—
Municipal Bond	—	319,983	—
Residential Mortgage-Backed Securities	—	17,708,364	421,066
U.S. Government Agency Obligations	—	2,297,841	—
U.S. Government Mortgage-Backed Obligations	—	2,598,738	—
U.S. Treasury Obligations	—	202,112,400	—
Repurchase Agreements	—	35,500,000	—
Purchased Options	849,034	29,449	—
Written Options	(726,278)	(505,921)	(41,845)
Short Sales – Common Stocks	(74,470,827)	—	—
Other Financial Instruments*
Futures	(7,028,129)	—	—
Foreign Forward Currency Contracts	—	4,186,822	—
Interest Rate Swaps	—	802,866	—
Credit Default Swaps	—	186,437	—

Total	$4,402,934,901	$565,592,427	$3,276,262

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Mutual Fund	63.7%
Affiliated Money Market Mutual Fund	16.2
U.S. Treasury Obligations	4.0
Exchange Traded Funds	4.0
Mutual Funds	2.7
Foreign Government Bonds	2.0
Oil, Gas & Consumable Fuels	1.0
Financial – Bank & Trust	0.9
Repurchase Agreements	0.7
Diversified Financial Services	0.5
Commercial Banks	0.4
Residential Mortgage-Backed Securities	0.4
Wireless Telecommunication Services	0.4
Financial Services	0.3
Commercial Services & Supplies	0.3
Electric Utilities	0.3
Transportation Infrastructure	0.3
Metals & Mining	0.3
Multi-Utilities	0.2
Road & Rail	0.2
Electric	0.2
Independent Power Producers & Energy Traders	0.2
Asset-Backed Securities	0.2
Machinery	0.2
Insurance	0.2
Diversified Telecommunication Services	0.1
Retail & Merchandising	0.1
Gas Utilities	0.1
Engineering/Construction	0.1
Air Freight & Logistics	0.1
Building & Construction	0.1
Savings & Loan	0.1
Chemicals	0.1
Semiconductors	0.1
Electronic Components & Equipment	0.1
Manufacturing	0.1
Commercial Mortgage-Backed Securities	0.1
U.S. Government Mortgage-Backed Obligations	0.1
Diversified Operations	0.1
Real Estate Investment Trusts	0.1
Hotels, Restaurants & Leisure	0.1
Healthcare Providers & Services	0.1
Water Utilities	0.1
Semiconductors & Semiconductor Equipment	0.1
Pharmaceuticals	0.1
Aerospace & Defense	0.1

101.9
Options Written and Securities Sold Short	(1.5)
Other liabilities in excess of other assets	(0.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$3,595,933	*	Due from broker-variation margin	$2,813,037	*
Interest rate contracts	Unrealized appreciation on swap agreements	802,866		Written options outstanding, at value	534,349
Interest rate contracts	Premiums paid for swap agreements	407,316		Premiums received for swap agreements	21,271
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	6,853,820		Unrealized depreciation on foreign currency forward contracts	2,666,998
Foreign exchange contracts	Unaffiliated investments	6,394		Written options outstanding, at value	35,714
Credit contracts	Unrealized appreciation on swap agreements	205,344		Unrealized depreciation on swap agreements	18,907
Credit contracts	Premiums paid for swap agreements	99,923		Premiums received for swap agreements	112,771
Equity contracts	Unaffiliated investments	872,089		Written options outstanding, at value	703,981
Equity contracts	Due from broker-variation margin	749,766	*	Due from broker-variation margin	3,929,045	*
Commodity contracts	Due from broker-variation margin	4,921,543	*	Due from broker-variation margin	9,553,289	*

Total		$18,514,994			$20,389,362

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$19,108	$5,426,673	$645,647	$432,978	$—	$6,524,406
Foreign exchange contracts	—	(379,670)	137,794	—	3,358,607	3,116,731
Credit contracts	—	—	—	(542,856)	—	(542,856)
Equity contracts	(502,727)	(3,462,010)	462,530	—	—	(3,502,207)
Commodity contracts	—	(14,537,500)	—	—	—	(14,537,500)

Total	$(483,619)	$(12,952,507)	$1,245,971	$(109,878)	$3,358,607	$(8,941,426)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$1,549,512	$(448,873)	$692,359	$—	$1,792,998
Foreign exchange contracts	(18,007)	—	(41,691)	—	5,125,348	5,065,650
Credit contracts	—	—	—	668,885	—	668,885
Equity contracts	276,717	(3,273,956)	(89,894)	—	—	(3,087,133)
Commodity contracts	—	(9,962,858)	—	—	—	(9,962,858)

Total	$258,710	$(11,687,302)	$(580,458)	$1,361,244	$5,125,348	$(5,522,458)

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts – Long Positions(3)	Futures Contracts – Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)	Credit Default Swap Agreements – Buy Protection(6)	Credit Default Swap Agreements – Sell Protection(6)
$496,180	$1,152,856	$820,996,580	$265,896,657	$192,190,570	$148,318,637	$99,311,616	$16,105,600	$3,300,000

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Affiliated investments (cost $3,894,205,392)	$3,960,338,692
Unaffiliated investments (cost $1,088,267,800)	1,089,061,773
Foreign currency, at value (cost $363,285)	443,240
Deposit with broker	80,877,110
Receivable for investments sold	40,046,561
Receivable for fund share sold	14,062,294
Unrealized appreciation on foreign currency forward contracts	6,853,820
Dividends and interest receivable	5,793,433
Unrealized appreciation on swap agreements	1,008,210
Premiums paid for swap agreements	507,239
Tax reclaim receivable	89,989
Due from broker-variation margin	69,403
Prepaid expenses	4,616

Total Assets	5,199,156,380

LIABILITIES:
Payable for investments purchased	90,390,160
Securities sold short, at value (proceeds received $76,844,007)	74,470,827
Payable for fund share repurchased	47,577,525
Payable to custodian	22,483,211
Due to broker	3,221,000
Unrealized depreciation on foreign currency forward contracts	2,666,998
Written options outstanding, at value (premiums received $1,158,515)	1,274,044
Advisory fees payable	1,192,824
Accrued expenses and other liabilities	194,980
Premiums received for swap agreements	134,042
Dividends payable on securities sold short	59,724
Unrealized depreciation on swap agreements	18,907
Shareholder servicing fees payable	8,236
Affiliated transfer agent fee payable	542

Total Liabilities	243,693,020

NET ASSETS	$4,955,463,360

Net assets were comprised of:
Paid-in capital	$5,713,319,957
Retained earnings	(757,856,597)

Net assets, June 30, 2010	$4,955,463,360

Net asset value and redemption price per share, $4,955,463,360 / 538,664,428 outstanding shares of beneficial interest	$9.20

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Affiliated dividend income	$43,069,423
Unaffiliated interest income	7,968,300
Unaffiliated dividend income (net of $199,105 foreign withholding tax)	6,186,727

57,224,450

EXPENSES
Advisory fees	17,802,781
Shareholder servicing fees and expenses	829,119
Custodian and accounting fees	549,000
Dividends on securities sold short	390,294
Audit fee	37,000
Insurance expenses	27,000
Trustees’ fees	25,000
Commitment fee on syndicated credit agreement	11,000
Legal fees and expenses	10,000
Shareholders’ reports	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Broker fees and expenses on short sales	3,140
Loan interest expense (Note 7)	219
Miscellaneous	13,003

Total expenses	19,709,556
Less: advisory fee waiver and/or expense reimbursement	(1,962,440)
Less: shareholder servicing fee waiver	(137,160)

Net expenses	17,609,956

NET INVESTMENT INCOME	39,614,494

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $(18,599,499))	(4,644,581)
Net capital gain distribution received (including affiliated $6,233,085)	6,233,085
Futures transactions	(12,952,507)
Options written transactions	1,245,971
Short sales transactions	(7,960,744)
Swap agreement transactions	(109,878)
Foreign currency transactions	2,140,586

(16,048,068)

Net change in unrealized appreciation (depreciation) on:
Investments and other assets (including affiliated $(154,555,481))	(198,023,398)
Futures	(11,687,302)
Options written	(580,458)
Short sales	10,641,425
Swap agreements	1,361,244
Foreign currencies	5,163,221

(193,125,268)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(209,173,336)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(169,558,842)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$39,614,494	$47,731,183
Net realized loss on investment and foreign currency transactions	(16,048,068)	(230,548,642)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(193,125,268)	928,433,816

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(169,558,842)	745,616,357

DISTRIBUTIONS	(47,765,310)	(76,860,915)

FUND SHARE TRANSACTIONS:
Fund share sold [87,556,102 and 195,052,134 shares, respectively]	846,269,969	1,670,329,129
Fund share issued in reinvestment of distributions [5,097,685 and 9,161,015 shares, respectively]	47,765,310	76,860,915
Fund share repurchased [46,539,197 and 44,180,575 shares, respectively]	(433,240,773)	(327,262,208)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	460,794,506	1,419,927,836

TOTAL INCREASE IN NET ASSETS	243,470,354	2,088,683,278
NET ASSETS:
Beginning of period	4,711,993,006	2,623,309,728

End of period	$4,955,463,360	$4,711,993,006

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 94.8%
COMMON STOCKS — 58.8%	Shares	Value (Note 2)
Aerospace & Defense — 1.3%
BAE Systems PLC (United Kingdom)	412,400	$1,919,398
BBA Aviation PLC (United Kingdom)	305,300	831,053
Elbit Systems Ltd. (Israel)	10,400	527,894
Finmeccanica SpA (Italy)	77,300	801,329
General Dynamics Corp.	153,416	8,984,041
Honeywell International, Inc.	97,500	3,805,425
Lockheed Martin Corp.	28,400	2,115,800
Meggitt PLC (United Kingdom)	187,700	874,670
MTU Aero Engines Holding AG (Germany)	13,900	771,662
Raytheon Co.	83,900	4,059,921
Rolls-Royce Group PLC (United Kingdom)*	430,312	3,591,720
Rolls-Royce Group PLC (Class C Stock) (United Kingdom)*	35,252,370	52,670
Safran SA (France)	22,100	616,487
Thales SA (France)	12,400	400,323

		29,352,393

Agriculture — 0.1%
Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	994,000	969,371
Wilmar International Ltd. (Singapore)	329,000	1,346,121

		2,315,492

Airlines — 0.4%
Air New Zealand Ltd. (New Zealand)	362,700	265,222
Lan Airlines SA (Chile)	81,953	1,532,351
Southwest Airlines Co.	569,900	6,331,589

		8,129,162

Auto/Trucks Parts & Equipment — 0.4%
Cie Generale des Etablissements Michelin (Class B Stock) (France)	43,190	3,009,150
Johnson Controls, Inc.	99,351	2,669,562
Keihin Corp. (Japan)	49,300	851,321
Tata Motors Ltd., ADR (India)(a)	79,516	1,366,880

		7,896,913

Automobile Manufacturers — 0.5%
Daimler AG (Germany)*	55,444	2,804,669
Dongfeng Motor Group Co. Ltd. (Class H Stock) (China)	1,370,000	1,589,117
Hyundai Motor Co. (South Korea)	34,370	4,021,591
Nissan Shatai Co. Ltd. (Japan)	119,000	779,645
Renault SA (France)*	24,600	911,860

		10,106,882

Banks — 1.4%
Bank of America Corp.	842,100	12,100,977
Bank Rakyat Indonesia (Indonesia)	2,365,500	2,401,594
Barclays PLC (United Kingdom)	760,846	3,036,917
Bendigo & Adelaide Bank Ltd. (Australia)	168,500	1,148,475
BNP Paribas (France)	35,300	1,899,172

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Fukuoka Financial Group, Inc. (Japan)	215,000	$894,966
HDFC Bank Ltd., ADR (India)	10,504	1,501,757
Nishi-Nippon City Bank Ltd. (The) (Japan)	380,000	1,088,277
Royal Bank of Canada (Canada)	38,595	1,838,116
Societe Generale (France)	22,600	929,968
Standard Chartered PLC (United Kingdom)	125,834	3,064,107

		29,904,326

Biotechnology — 0.3%
Amgen, Inc.*	69,800	3,671,480
Novozymes A/S (Class B Stock) (Denmark)	18,016	1,922,398

		5,593,878

Building Materials — 0.2%
Central Glass Co. Ltd. (Japan)	62,000	244,301
Ciments Francais SA (France)	12,800	953,517
Hong Leong Asia Ltd. (Singapore)	377,000	903,943
Lafarge SA (France)	3,000	163,583
Sanwa Holdings Corp. (Japan)	144,000	434,199
Sika AG (Switzerland)	493	873,918

		3,573,461

Capital Markets — 0.3%
Credit Suisse Group AG (Switzerland)	125,190	4,706,799
Deutsche Bank AG (Germany)	36,100	2,027,713

		6,734,512

Chemicals — 2.3%
BASF SE (Germany)	83,510	4,563,026
Clariant AG (Switzerland)*	67,200	850,914
Dow Chemical Co. (The)	528,611	12,538,653
E.I. du Pont de Nemours & Co.	51,500	1,781,385
Kingboard Chemical Holdings Ltd. (Cayman Islands)	334,000	1,434,004
Koninklijke DSM NV (Netherlands)	37,100	1,474,802
Monsanto Co.	158,489	7,325,362
Nippon Shokubai Co. Ltd. (Japan)	109,000	1,033,944
Potash Corp. of Saskatchewan (Canada)	45,418	3,916,848
PPG Industries, Inc.	120,703	7,291,668
Praxair, Inc.	99,419	7,554,850
Tessenderlo Chemie NV (Belgium)	8,700	222,351

		49,987,807

Clothing & Apparel
Yue Yuen Industrial Holdings Ltd. (Bermuda)	278,500	864,425

Commercial Banks — 0.7%
Banco Bilbao Vizcaya Argentaria SA (Spain)	116,100	1,196,173
Banco Espirito Santo SA (Portugal)	31,800	125,476
Banco Santander Chile SA, ADR (Chile)(a)	23,733	1,592,247

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
Banco Santander SA (Spain)	619,013	$6,491,101
Bank Hapoalim BM (Israel)*	208,700	751,694
Credit Agricole SA (France)	103,600	1,074,868
Danske Bank A/S (Denmark)*	17,600	338,667
DnB NOR ASA (Norway)	71,200	684,816
Industrial & Commercial Bank of China Asia Ltd. (Hong Kong)	493,000	1,305,536
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	3,401,000	2,472,033
Verwaltungs-und Privat-Bank AG (Liechtenstein)	1,500	176,724

		16,209,335

Commercial Services — 0.3%
Aggreko PLC (United Kingdom)	62,641	1,315,009
Emeco Holdings Ltd. (Australia)	1,002,200	480,738
Experian PLC (United Kingdom)	174,865	1,520,678
Toppan Forms Co. Ltd. (Japan)	77,600	743,926
Waste Management, Inc.	96,200	3,010,098

		7,070,449

Computer Services & Software — 3.0%
Apple, Inc.*	114,806	28,877,153
Dell, Inc.*	332,400	4,008,744
EMC Corp.*	423,407	7,748,348
Infosys Technologies Ltd., ADR (India)	45,524	2,727,343
International Business Machines Corp.	57,800	7,137,144
Itochu Techno-Solutions Corp. (Japan)	27,300	997,628
Logica PLC (United Kingdom)	600,100	973,329
Microsoft Corp.	371,300	8,543,613
NEC Fielding Ltd. (Japan)	20,600	251,294
SAP AG (Germany)	77,544	3,448,174
Tieto Oyj (Finland)	39,200	646,213
Wincor Nixdorf AG (Germany)	8,600	480,723

		65,839,706

Construction — 0.1%
AMEC PLC (United Kingdom)	121,642	1,490,277

Consumer Products & Services — 1.1%
Avon Products, Inc.(a)	82,100	2,175,650
Fortune Brands, Inc.	116,600	4,568,388
Kimberly-Clark Corp.	57,800	3,504,414
L’Oreal SA (France)	19,287	1,888,396
Newell Rubbermaid, Inc.(a)	197,000	2,884,080
Pacific Brands Ltd. (Australia)*	922,778	678,096
Procter & Gamble Co. (The)	77,900	4,672,442
Reckitt Benckiser Group PLC (United Kingdom)	59,345	2,760,391

		23,131,857

Distribution/Wholesale — 0.4%
Jardine Cycle & Carriage Ltd. (Singapore)	74,000	1,574,759
Li & Fung Ltd. (Bermuda)	558,000	2,496,479

COMMON STOCKS (continued)	Shares	Value (Note 2)
Distribution/Wholesale (continued)
Marubeni Corp. (Japan)	334,901	$1,716,837
Sumitomo Corp. (Japan)	214,300	2,140,216

		7,928,291

Diversified Financial Services — 1.0%
Challenger Financial Services Group Ltd. (Australia)	283,900	827,806
Fuyo General Lease Co. Ltd. (Japan)	35,900	822,985
Hitachi Capital Corp. (Japan)	42,400	563,844
SLM Corp.*	205,300	2,133,067
Tullett Prebon PLC (United Kingdom)	178,000	835,201
U.S. Bancorp	717,646	16,039,388

		21,222,291

Diversified Machinery
Tognum AG (Germany)	34,300	639,733

Diversified Manufacturing — 0.9%
3M Co.	80,100	6,327,099
AGFA-Gevaert NV (Belgium)*	136,100	778,771
Danaher Corp.	220,003	8,166,511
IMI PLC (United Kingdom)	45,000	458,494
Mitsubishi Corp. (Japan)	22,400	463,421
Tomkins PLC (United Kingdom)	3,500	11,755
Tyco International Ltd. (Switzerland)	127,900	4,505,917

		20,711,968

Diversified Operations — 0.1%
Davis Service Group PLC (United Kingdom)	137,300	748,097
Mitsui & Co. Ltd. (Japan)	31,200	363,972

		1,112,069

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	402,900	9,746,151
Verizon Communications, Inc.	70,100	1,964,202

		11,710,353

Electric — 0.3%
Exelon Corp.	85,300	3,238,841
NRG Energy, Inc.*(a)	141,700	3,005,457
RWE AG (Germany)	17,200	1,125,500

		7,369,798

Electric Utilities — 0.2%
Entergy Corp.	77,000	5,514,740

Electronic Components — 0.6%
Eizo Nanao Corp. (Japan)	13,400	291,412
Enel SpA (Italy)	542,300	2,296,192
Keyence Corp. (Japan)	10,500	2,428,045
Koninklijke Philips Electronics NV (Netherlands)	16,700	498,698
Ryosan Co. Ltd. (Japan)	17,800	432,747
Schneider Electric SA (France)	25,931	2,619,036
Spectris PLC (United Kingdom)	34,400	396,131
Tyco Electronics Ltd. (Switzerland)	145,600	3,695,328
Vossloh AG (Germany)	5,000	404,669

		13,062,258

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronics — 0.1%
Nippon Electric Glass Co. Ltd. (Japan)	158,000	$1,809,818

Engineering/Construction — 0.4%
ABB Ltd. (Switzerland)	132,816	2,312,406
Bouygues SA (France)	9,200	355,135
COMSYS Holdings Corp. (Japan)	82,500	738,387
Kyowa Exeo Corp. (Japan)	130,900	1,154,062
NCC AB (Class B Stock) (Sweden)	58,300	866,774
SembCorp Industries Ltd. (Singapore)	557,000	1,610,761
Tecnicas Reunidas SA (Spain)	17,569	798,995

		7,836,520

Entertainment & Leisure — 0.2%
Heiwa Corp. (Japan)	83,600	900,526
Madison Square Garden, Inc. (Class A Stock)*(a)	60,000	1,180,200
Sankyo Co. Ltd. (Japan)	22,100	998,953
TABCORP Holdings Ltd. (Australia)	268,500	1,422,989
Thomas Cook Group PLC (United Kingdom)	336,800	891,467

		5,394,135

Equipment Services — 0.1%
BlueScope Steel Ltd. (Australia)*	247,500	430,271
Downer EDI Ltd. (Australia)	226,100	677,420
Kyoei Steel Ltd. (Japan)	32,200	524,544

		1,632,235

Exchange Traded Funds — 9.7%
iShares Barclays Aggregate Bond Fund	360,500	38,663,625
iShares Barclays Intermediate Credit Bond Fund	116,100	12,225,330
iShares Dow Jones U.S. Technology Sector Index Fund	59,500	3,070,200
iShares iBoxx Investment Grade Corporate Bond Fund(a)	26,600	2,885,036
iShares MSCI EAFE Index Fund	447,600	20,817,876
iShares MSCI Emerging Markets Index Fund(a)	455,900	17,014,188
iShares Russell 1000 Growth Index Fund	227,350	10,421,724
iShares Russell 1000 Value Index Fund	464,620	25,187,050
iShares Russell 2000 Index Fund	132,600	8,099,208
iShares S&P 500 Growth Index Fund	193,100	10,222,714
iShares S&P Global 100 Index Fund(a)	248,800	12,631,576
iShares S&P Midcap 400 Index Fund	347,700	24,728,424
iShares S&P Smallcap 600 Index Fund(a)	266,700	14,439,138
SPDR Trust, Series 1	97,900	10,105,238
Technology Select Sector SPDR Fund(a)	104,700	2,135,880

		212,647,207

COMMON STOCKS (continued)	Shares	Value (Note 2)
Farming & Agriculture
AWB Ltd. (Australia)*	317,400	$242,510

Financial – Bank & Trust — 2.4%
Banco Popolare Scarl (Italy)	19,500	106,909
Bank of Ireland (Ireland)	71,900	57,929
Dexia SA (Belgium)*	15,085	52,640
Fifth Third Bancorp	243,600	2,993,844
HSBC Holdings PLC (United Kingdom)	26,800	245,711
Itau Unibanco Holding SA, ADR (Brazil)(a)	261,200	4,704,212
KeyCorp	495,100	3,807,319
Mizuho Financial Group, Inc. (Japan)	1,110,600	1,822,285
Morgan Stanley	150,600	3,495,426
National Australia Bank Ltd. (Australia)	82,300	1,591,210
PNC Financial Services Group, Inc.	176,066	9,947,729
Standard Bank Group Ltd. (South Africa)	179,726	2,383,362
State Street Corp.	136,200	4,606,284
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	50,000	254,558
Svenska Handelsbanken AB (Class A Stock) (Sweden)	28,700	702,113
Wells Fargo & Co.	635,885	16,278,656

		53,050,187

Financial Services — 2.7%
Alpha Bank A.E. (Greece)*	8,400	41,054
American Express Co.	204,058	8,101,103
Ameriprise Financial, Inc.	140,200	5,065,426
Bank of New York Mellon Corp. (The)	75,900	1,873,971
CIMB Group Holdings Bhd (Malaysia)*	773,800	1,666,048
Citigroup, Inc.*	439,500	1,652,520
Credicorp Ltd. (Bermuda)	13,216	1,201,202
Goldman Sachs Group, Inc. (The)	48,545	6,372,502
H&R Block, Inc.	237,400	3,724,806
Irish Life & Permanent Group Holdings PLC (Ireland)*	48,500	89,643
JPMorgan Chase & Co.	538,500	19,714,485
Keiyo Bank Ltd. (The) (Japan)	129,000	673,186
Sumitomo Mitsui Financial Group, Inc. (Japan)	63,700	1,802,861
Turkiye Garanti Bankasi A/S (Turkey)	440,484	1,833,133
Western Union Co. (The)(a)	307,000	4,577,370

		58,389,310

Foods — 0.7%
Casino Guichard Perrachon SA (France)	20,700	1,570,821
Colruyt SA (Belgium)	5,791	1,362,280
Compass Group PLC (United Kingdom)	175,965	1,338,650
CSM (Netherlands)	21,685	644,013
Dairy Crest Group PLC (United Kingdom)	112,800	620,526
Delhaize Group SA (Belgium)	25,000	1,814,143

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Foods (continued)
East Asiatic Co. Ltd. A/S (Denmark)	10,000	$214,067
Greggs PLC (United Kingdom)	44,000	301,143
Koninklijke Ahold NV (Netherlands)	77,900	963,616
Marston’s PLC (United Kingdom)	226,520	312,496
Metcash Ltd. (Australia)	336,000	1,180,948
Nichirei Corp. (Japan)	249,000	1,046,317
Nisshin Oillio Group Ltd. (The) (Japan)	144,000	703,986
Nutreco Holdings NV (Netherlands)	12,700	681,961
Shoprite Holdings Ltd. (South Africa)	103,853	1,116,517
Tate & Lyle PLC (United Kingdom)	149,500	998,876

		14,870,360

Gas Distribution
Centrica PLC (United Kingdom)	93,600	413,058

Hand/Machine Tools — 0.1%
Makita Corp. (Japan)	47,100	1,260,397

Healthcare – Products — 0.6%
Aspen Pharmacare Holdings Ltd. (South Africa)*	101,925	1,006,497
Cie Generale d’Optique Essilor International SA (France)	32,249	1,916,397
Coloplast A/S (Class B Stock) (Denmark)	13,651	1,354,988
Covidien PLC (Ireland)	121,300	4,873,834
Smith & Nephew PLC (United Kingdom)	199,242	1,882,347
Sonova Holding AG (Switzerland)	17,637	2,164,370

		13,198,433

Healthcare Services
Healthscope Ltd. (Australia)	82,463	359,612

Home Furnishings
Alpine Electronics, Inc. (Japan)*	8,000	97,594
SEB SA (France)	6,300	407,356

		504,950

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	205,557	13,540,040
Wynn Resorts Ltd.(a)	48,586	3,705,654

		17,245,694

Industrial Conglomerates — 0.3%
General Electric Co.	513,800	7,408,996

Instruments — Controls
Rotork PLC (United Kingdom)	30,996	592,298

Insurance — 1.3%
Admiral Group PLC
(United Kingdom)	58,887	1,233,228
Aegon NV (Netherlands)*	127,900	679,384
Allianz SE (Germany)	22,800	2,256,598
Amlin PLC (United Kingdom)	176,548	1,016,113
Aviva PLC (United Kingdom)	275,600	1,280,764
AXA SA (France)	54,500	832,604
Baloise Holding AG (Switzerland)	14,600	1,016,248

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Beazley PLC (United Kingdom)	224,368	$377,578
Brit Insurance Holdings NV (Netherlands)*	34,500	464,751
Fondiaria-SAI SpA (Italy)	14,900	139,466
Fuji Fire & Marine Insurance Co. Ltd. (The) (Japan)*	509,000	641,891
Hannover Rueckversicherung AG (Germany)	7,300	312,845
Hiscox Ltd. (Bermuda)	60,800	309,907
ING Groep NV, CVA (Netherlands)*	42,700	316,003
Legal & General Group PLC (United Kingdom)	856,900	998,751
Marsh & McLennan Cos., Inc.(a)	265,000	5,975,750
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	10,800	1,356,082
Old Mutual PLC (United Kingdom)	745,600	1,141,548
RSA Insurance Group PLC (United Kingdom)	120,800	214,299
SCOR SE (France)	36,800	702,858
Swiss Reinsurance Co. Ltd. (Switzerland)	39,300	1,614,768
Zurich Financial Services AG (Switzerland)	23,656	5,214,104

		28,095,540

Internet — 2.0%
Amazon.com, Inc.*	95,438	10,427,556
Baidu, Inc., ADR (Cayman Islands)*	183,920	12,521,273
Google, Inc. (Class A Stock)*	25,425	11,312,854
priceline.com, Inc.*	33,718	5,952,576
Yahoo! Japan Corp. (Japan)	8,538	3,403,033

		43,617,292

Iron/Steel — 0.1%
JFE Holdings, Inc. (Japan)	15,400	476,430
OneSteel Ltd. (Australia)	562,500	1,391,717

		1,868,147

Lodging — 0.2%
Starwood Hotels & Resorts
Worldwide, Inc.(a)	106,612	4,416,935

Lumber & Wood Products — 0.2%
Weyerhaeuser Co.	146,600	5,160,320

Machinery & Equipment — 0.6%
Atlas Copco AB (Class A Stock) (Sweden)	133,321	1,949,243
Fanuc Ltd. (Japan)	32,200	3,636,107
Georg Fischer AG (Switzerland)*	1,700	553,896
Kone Oyj (Class B Stock) (Finland)	61,950	2,466,564
MAN SE (Germany)	20,756	1,711,170
Rieter Holding AG (Switzerland)*	285	72,389
Weg SA (Brazil)	200,000	1,853,740

		12,243,109

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media — 1.9%
Cablevision Systems Corp. (Class A Stock)	268,900	$6,456,289
DIRECTV (Class A Stock)*	269,410	9,138,387
Lagardere SCA (France)	23,300	726,712
Liberty Media Corp. – Starz (Class A Stock)*	40,700	2,109,888
Time Warner Cable, Inc.	93,100	4,848,648
Time Warner, Inc.	243,700	7,045,367
Trinity Mirror PLC (United Kingdom)*	126,600	121,445
Walt Disney Co. (The)	343,351	10,815,557

		41,262,293

Medical Supplies & Equipment — 0.7%
Johnson & Johnson	225,158	13,297,832
Takeda Pharmaceutical Co. Ltd. (Japan)	55,400	2,379,577

		15,677,409

Metals & Mining — 0.9%
Alcoa, Inc.	105,600	1,062,336
Aurubis AG (Germany)	7,900	343,223
BHP Billiton PLC, ADR (United Kingdom)	230,070	11,834,801
Boliden AB (Sweden)	123,900	1,369,423
First Quantum Minerals Ltd. (Canada)	10,649	535,676
Johnson Matthey PLC (United Kingdom)	60,986	1,354,923
ThyssenKrupp AG (Germany)	36,500	899,477
Vedanta Resources PLC (United Kingdom)	62,812	1,973,512
Vulcan Materials Co.(a)	29,400	1,288,602

		20,661,973

Multimedia — 0.1%
Vivendi (France)	88,600	1,800,541

Office Equipment — 0.2%
Canon, Inc. (Japan)	97,000	3,615,137

Oil & Gas — 2.8%
Baker Hughes, Inc.(a)	147,800	6,144,046
Cairn Energy PLC (United Kingdom)*	308,391	1,894,571
Caltex Australia Ltd. (Australia)	123,600	969,793
ENI SpA (Italy)	100,600	1,846,625
EOG Resources, Inc.	117,836	11,591,527
Exxon Mobil Corp.	165,600	9,450,792
JX Holdings, Inc. (Japan)*	163,710	809,153
Murphy Oil Corp.	123,900	6,139,245
National Oilwell Varco, Inc.	153,962	5,091,523
NiSource, Inc.	76,200	1,104,900
Pacific Rubiales Energy Corp. (Canada)*	114,934	2,576,042
Statoil ASA (Norway)	202,200	3,895,347
Total SA (France)	33,200	1,482,012
Total SA, ADR (France)(a)	183,900	8,209,296

		61,204,872

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas and Consumable Fuels — 1.9%
BP PLC (United Kingdom)*	518,200	$2,480,707
CenterPoint Energy, Inc.	149,200	1,963,472
Chevron Corp.	156,100	10,592,946
CNOOC Ltd. (Hong Kong)	2,310,000	3,926,257
Cosmo Oil Co. Ltd. (Japan)	30,937	73,871
Petrofac Ltd. (United Kingdom)	108,872	1,915,379
Petroleo Brasileiro SA (PRFC Shares) (Brazil)	126,626	1,891,322
Petroleo Brasileiro SA, ADR (Brazil)(a)	19,436	667,044
Repsol YPF SA (Spain)	83,400	1,683,022
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	196,700	4,754,373
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	103,100	5,177,682
Saipem SpA (Italy)	103,559	3,154,230
Schlumberger Ltd. (Netherlands)	34,500	1,909,230
Sunoco, Inc.(a)	68,600	2,385,222

		42,574,757

Paper & Forest Products — 0.3%
DS Smith PLC (United Kingdom)	376,300	676,972
International Paper Co.	217,700	4,926,551
Svenska Cellulosa AB SCA (Class B Stock) (Sweden)	69,100	812,709

		6,416,232

Pharmaceuticals — 2.4%
Astellas Pharma, Inc. (Japan)	53,000	1,775,802
AstraZeneca PLC (United Kingdom)	79,000	3,724,517
Eli Lilly & Co.	25,200	844,200
GlaxoSmithKline PLC (United Kingdom)	144,800	2,458,827
H. Lundbeck A/S (Denmark)	40,200	548,347
Kyorin Co. Ltd. (Japan)	62,000	895,649
Merck & Co., Inc.	454,738	15,902,188
Miraca Holdings, Inc. (Japan)	28,500	853,061
Novartis AG (Switzerland)	65,400	3,169,489
Novo Nordisk A/S (Class B Stock) (Denmark)	43,577	3,520,706
Pfizer, Inc.	524,300	7,476,518
Roche Holding AG (Switzerland)	18,688	2,572,248
Sanofi-Aventis SA (France)	55,100	3,318,532
Terumo Corp. (Japan)	28,800	1,379,221
Teva Pharmaceutical Industries Ltd., ADR (Israel)	56,605	2,942,894

		51,382,199

Pipelines — 0.3%
Spectra Energy Corp.	308,600	6,193,602

Real Estate — 0.3%
Brookfield Asset Management, Inc. (Class A Stock) (Canada)(a)	124,722	2,821,212
CapitaMalls Asia Ltd. (Singapore)	755,000	1,128,823
St. Joe Co. (The)*(a)	133,000	3,080,280

		7,030,315

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail — 0.8%
China Dongxiang Group Co. (Cayman Islands)	1,708,000	$1,138,436
Home Retail Group PLC (United Kingdom)	450,200	1,429,609
Kingfisher PLC (United Kingdom)	457,932	1,434,500
Li Ning Co. Ltd. (Cayman Islands)	527,000	1,726,828
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	44,100	943,558
Nitori Co. Ltd. (Japan)	15,950	1,374,875
Tim Hortons, Inc. (Canada)	40,412	1,293,731
TJX Cos., Inc.	199,518	8,369,780
Tsuruha Holdings, Inc. (Japan)	25,500	903,857

		18,615,174

Retail & Merchandising — 1.8%
Aoyama Trading Co. Ltd. (Japan)	39,600	707,626
Circle K Sunkus Co. Ltd. (Japan)	38,400	492,377
Compagnie Financiere Richemont SA (Class A Stock) (Switzerland)	71,247	2,487,395
Greene King PLC (United Kingdom)	47,500	276,946
Industria de Diseno Textil SA (Spain)	52,723	3,006,344
Next PLC (United Kingdom)	73,018	2,176,993
NIKE, Inc. (Class B Stock)	162,825	10,998,829
Nordstrom, Inc.	168,417	5,421,343
Plenus Co. Ltd. (Japan)	29,700	454,968
Rallye SA (France)	26,900	815,107
Shimachu Co. Ltd. (Japan)	39,900	726,192
Tiffany & Co.	75,181	2,850,112
Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	740,300	1,639,953
Wal-Mart Stores, Inc.	104,200	5,008,894
Wesfarmers Ltd. (Australia)	55,616	1,329,302

		38,392,381

Semiconductors — 0.3%
Analog Devices, Inc.(a)	107,800	3,003,308
ASM Pacific Technology Ltd. (Cayman Islands)	82,800	643,250
STMicroelectronics NV (Netherlands)	42,100	334,378
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,110,000	2,074,639

		6,055,575

Software
Konami Corp. (Japan)	9,100	140,346

Specialty Retail — 0.8%
Home Depot, Inc. (The)	591,943	16,615,840

Steel Producers/Products
Voestalpine AG (Austria)	26,100	710,828

Telecommunications — 2.0%
America Movil SAB de CV (Class L Stock), ADR (Mexico)	57,741	2,742,697
American Tower Corp. (Class A Stock)*	144,704	6,439,328
BT Group PLC (United Kingdom)	1,113,900	2,150,155

COMMON STOCKS (continued)	Shares	Value (Note 2)
Telecommunications (continued)
Cisco Systems, Inc.*	527,548	$11,242,048
Crown Castle International Corp.*	90,207	3,361,113
France Telecom SA (France)	33,200	575,852
KDDI Corp. (Japan)	180	858,003
M1 Ltd. (Singapore)	153,900	234,236
Nippon Telegraph & Telephone Corp. (Japan)	53,000	2,159,002
Nokia Oyj (Finland)	85,600	697,711
NTT DoCoMo, Inc. (Japan)	1,300	1,968,577
Qwest Communications International, Inc.(a)	340,500	1,787,625
Softbank Corp. (Japan)	98,900	2,623,151
Swisscom AG (Switzerland)	3,900	1,322,176
Telecom Italia SpA (Italy)	964,200	1,064,819
Telefonica SA (Spain)	62,300	1,154,091
Telstra Corp. Ltd. (Australia)	775,000	2,112,457
Vodafone Group PLC (United Kingdom)	971,600	2,001,972

		44,495,013

Tobacco — 0.3%
Altria Group, Inc.	123,900	2,482,956
Philip Morris International, Inc.	67,600	3,098,784

		5,581,740

Transportation — 1.5%
FedEx Corp.	99,435	6,971,388
Go-Ahead Group PLC (United Kingdom)	29,900	477,110
Nippon Express Co. Ltd. (Japan)	113,000	509,186
Norfolk Southern Corp.	68,425	3,629,946
Sankyu, Inc. (Japan)	234,000	933,856
Seino Holding Co. Ltd. (Japan)	87,000	598,699
Union Pacific Corp.	292,503	20,331,884

		33,452,069

Utilities — 0.4%
Drax Group PLC (United Kingdom)	198,400	1,110,249
E.ON AG (Germany)	79,000	2,124,173
Illinois Tool Works, Inc.	139,700	5,766,816

		9,001,238

Wireless Telecommunication Services — 0.2%
Sprint Nextel Corp.*	901,000	3,820,240

TOTAL COMMON STOCKS (cost $1,333,298,292)		1,284,429,213

PREFERRED STOCKS
Diversified Financial Services
SLM Corp., 1.961%, CVT	1,800	29,574

Financial – Bank & Trust
Wells Fargo & Co., 8.00%(a)	28,975	750,163

TOTAL PREFERRED STOCKS (cost $570,871)		779,737

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES — 0.7%
ACE Securities Corp.,
Series 2007-ASP2, Class A2A
0.437%(c)	06/25/37	Baa2		$115	$98,927
ARES CLO Funds,
Series 2006-6RA, Class A1B, 144A (Cayman Islands)
0.764%(c)	03/12/18	Aaa		495	469,174
Asset Backed Funding Certificates,
Series 2004-OPT5, Class A1
0.697%(c)	06/25/34	AAA(d)		129	99,779
Asset Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
0.622%(c)	09/25/34	Aaa		17	14,386
Bank of America Auto Trust,
Series 2009-1A, Class A2, 144A
1.70%	12/15/11	Aaa		601	602,360
Bear Stearns Asset Backed Securities Trust,
Series 2006-AQ1, Class 2A1
0.423%(c)	10/25/36	B3		36	33,084
Series 2006-HE9, Class 1A1
0.397%(c)	11/25/36	Baa2		42	39,278
Series 2006-SD3, Class 1A1A
5.50%	08/25/36	BB(d)		289	162,265
Series 2007-AQ1, Class A1
0.457%(c)	11/25/36	Caa2		193	128,360
Bear Stearns Second Lien Trust,
Series 2007-SV1A, Class A1, 144A
0.567%(c)	12/25/36	B3		1,157	872,819
Bumper,
Series 2009-3, Class A (United Kingdom)
2.229%(c)	06/20/22	AAA(d)	EUR	443	541,827
Chase Issuance Trust,
Series 2009-A7, Class A7
0.80%(c)	09/17/12	Aaa		2,000	2,001,406
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A2
0.443%(c)	10/25/36	Aa3		42	41,299
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A1
0.457%(c)	10/25/46	Aaa		14	14,288
Series 2006-21, Class 2A1
0.397%(c)	05/25/37	Aa2		18	17,615
Series 2006-24, Class 2A1
0.397%(c)	06/25/47	Baa3		79	76,459
Series 2006-25, Class 2A1
0.417%(c)	06/25/47	A2		65	61,908
Series 2007-2, Class 2A1
0.397%(c)	08/25/37	Baa3		93	89,307
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.407%(c)	11/25/36	Caa1		70	62,437
Series 2007-CB6, Class A1, 144A
0.467%(c)	07/25/37	Caa1		166	142,914
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FF15, Class A3
0.397%(c)	11/25/36	Aaa		48	46,538
First NLC Trust,
Series 2007-1, Class A1, 144A
0.417%(c)	08/25/37	Caa2		225	147,540

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust,
Series 2009-A, Class A3B
2.85%(c)	05/15/13	Aaa		$500	$509,644
Series 2009-C, Class A2
2.00%	12/15/11	Aaa		652	653,278
Fremont Home Loan Trust,
Series 2006-C, Class 2A1
0.397%(c)	10/25/36	Baa2		11	10,862
Series 2006-E, Class 2A1
0.407%(c)	01/25/37	Caa2		91	76,972
HFC Home Equity Loan Asset Backed Certificates,
Series 2007-1, Class A1F
5.91%	03/20/36	Aaa		162	162,886
Honda Auto Receivables Owner Trust,
Series 2009-3, Class A2
1.50%	08/15/11	Aaa		210	210,250
HSI Asset Securitization Corp. Trust,
Series 2007-OPT1, Class 2A1
0.397%(c)	12/25/36	Baa3		109	101,105
Series 2007-WF1, Class 2A1
0.407%(c)	05/25/37	Ba3		98	93,775
JPMorgan Mortgage Acquisition Corp.,
Series 2006-CH1, Class A2
0.397%(c)	07/25/36	Aaa		5	5,160
Series 2006-WMC3, Class A3
0.457%(c)	08/25/36	Caa3		180	80,200
Series 2007-HE1, Class AV1
0.407%(c)	03/25/47	Ba2		355	255,229
Lehman XS Trust,
Series 2006-16N, Class A1A
0.427%(c)	11/25/46	Ba1		12	11,803
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.627%(c)	10/25/34	Aaa		12	10,553
Magnolia Funding Ltd.,
Series 2010-1A, Class A1, 144A (United Kingdom)
3.00%	04/20/17	AAA(d)	EUR	3,288	3,979,830
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-MLN1, Class A2A
0.417%(c)	07/25/37	Aa2		9	9,072
Series 2006-RM4, Class A2A
0.427%(c)	09/25/37	Caa2		5	1,453
Series 2006-RM5, Class A2A
0.407%(c)	10/25/37	Ca		54	14,909
Morgan Stanley ABS Capital I,
Series 2006-NC5, Class A2A
0.387%(c)	10/25/36	Aaa		19	19,113
Series 2006-WMC2, Class A2FP
0.397%(c)	07/25/36	Ca		106	34,341
Series 2007-HE6, Class A1
0.407%(c)	05/25/37	BB(d)		146	116,346
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV1
0.407%(c)	06/25/37	Aa2		121	116,931
Navigator CDO Ltd.,
Series 2003-1A, Class A2, 144A (Cayman Islands)
1.286%(c)	11/15/15	Aaa		500	490,039

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Residential Asset Mortgage Products, Inc.,
Series 2007-RS1, Class A1
0.427%(c)	02/25/37	Aaa	$162	$158,133
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.847%(c)	07/25/32	Caa1	23	11,689
SBI Heloc Trust,
Series 2006-1A, Class 1A2A, 144A
0.517%(c)	08/25/36	Aaa	10	9,735
Securitized Asset Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.477%(c)	05/25/37	B3	733	542,799
Series 2007-HE1, Class A2A
0.407%(c)	12/25/36	Ca	44	15,327
SLM Student Loan Trust,
Series 2006-9, Class A2
0.316%(c)	04/25/17	Aaa	28	27,680
Series 2007-3, Class A1
0.306%(c)	10/27/14	Aaa	10	9,922
Series 2007-3, Class A3
0.356%(c)	04/25/19	Aaa	600	577,097
Series 2010-C, Class A1, 144A(g)
1.846%(c)	12/15/17	Aaa	300	300,000
Soundview Home Equity Loan Trust,
Series 2006-NLC1, Class A1, 144A
0.407%(c)	11/25/36	Caa3	72	37,317
Structured Asset Investment Loan Trust,
Series 2006-4, Class A3
0.397%(c)	07/25/36	Aa1	16	15,302
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.397%(c)	10/25/36	Aaa	39	38,510
Symphony CLO Ltd.,
Series 2007-3A, Class A1A, 144A (Cayman Islands)(g)
0.676%(c)	05/15/19	Aa1	500	458,054
Wachovia Asset Securitization, Inc.,
Series 2003-HE2, Class AI1
0.607%(c)	06/25/33	Baa1	1,061	713,731
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.407%(c)	10/25/36	Ba3	373	302,268
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.577%(c)	10/25/35	Aaa	10	9,614

TOTAL ASSET-BACKED SECURITIES (cost $16,724,367)				15,954,899

BANK LOANS(c)(g) — 0.1%
TXU Corp., Term B3
3.85%	10/10/14	B1	2,813	2,071,349
4.03%	10/10/14	B1	15	10,705

TOTAL BANK LOANS (cost $2,694,348)				2,082,054

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
Banc of America Large Loan, Inc.,
Series 2007-BMB1, Class A1, 144A
0.86%(c)	08/15/29	Aaa		$497	$453,919
Bear Stearns Commercial Mortgage Securities,
Series 2003-GMZ1, Class A2, 144A
1.79%(t)	05/18/11	AAA(d)		500	490,989
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa		100	102,420
Series 2007-CD5, Class A4
5.886%(c)	11/15/44	Aaa		100	101,387
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa		1,700	1,682,172
Credit Suisse Mortgage Capital,
Series 2006-C4, Class A3
5.467%	07/15/17	Aaa		1,000	1,047,133
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1, 144A
0.441%(c)	03/06/20	Aaa		151	146,410
Hilton Hotel Pool Trust,
Series 2000-HLTA, Class B, 144A
0.851%(c)	10/03/15	Aaa		1,000	999,041
JLOC Ltd., (Japan)
Series 36A, Class A1, 144A (g)
0.505%(c)	02/16/16	Aaa	JPY	24,452	210,177
Series 37A, Class A1, 144A
0.46%(c)	01/15/15	Aa2	JPY	31,200	268,207
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aaa		110	108,718
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa		900	888,611
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.888%(c)	07/09/21	Aaa		600	553,560
Morgan Stanley Capital I,
Series 2007-IQ15, Class A4
5.88%(c)	06/11/49	BBB+(d)		40	40,624
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418%(c)	01/15/45	Aaa		100	104,274
Series 2006-WL7A, Class A1
0.44%(c)	09/15/21	Aaa		539	489,633

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,338,927)					7,687,275

CORPORATE BONDS — 10.6%
Aerospace
Goodrich Corp.,
Sr. Unsec’d. Notes
6.29%	07/01/16	Baa2		100	117,120

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Airlines — 0.1%
Delta Air Lines, Inc.,
Pass-Through Certificates
6.20%	07/02/18	Baa2		$1,000	$1,115,960
Southwest Airlines Co.,
Sr. Unsec’d. Notes
6.50%	03/01/12	Baa3		100	106,597

					1,222,557

Apparel — 0.1%
Jones Apparel Group, Inc.,
Sr. Unsec’d. Notes
5.125%	11/15/14	Ba3		1,200	1,182,000

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
5.875%	03/15/11	A3		200	206,073
Gtd. Notes, MTN
5.75%	09/08/11	A3		1,600	1,666,147
PACCAR, Inc.,
Sr. Unsec’d. Notes
1.71%(c)	09/14/12	A1		600	610,315

					2,482,535

Automotive Parts — 0.2%
Autozone, Inc.,
Sr. Unsec’d. Notes
5.875%	10/15/12	Baa2		1,100	1,188,341
6.95%	06/15/16	Baa2		2,400	2,831,273

					4,019,614

Banks — 4.4%
Abbey National Treasury Services PLC,
Bank Gtd. Notes, 144A (United Kingdom)
3.875%	11/10/14	Aa3		2,300	2,270,951
ABN Amro Bank NV,
Cov’d. Notes, MTN (Netherlands)
3.25%	01/18/13	Aaa	EUR	400	505,892
3.75%	01/12/12	Aaa	EUR	700	883,906
Australia & New Zealand Banking Group Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.819%(c)	06/18/12	Aaa		1,000	1,000,091
Bank of America Corp.,
Sr. Sub. Notes, MTN
4.75%(c)	05/23/17	A3	EUR	600	680,623
Sr. Unsec’d. Notes
0.56%(c)	10/14/16	A2		500	443,291
4.50%	04/01/15	A2		2,300	2,324,658
Sub. Notes, MTN
4.00%(c)	03/28/18	A3	EUR	300	332,838
Unsec’d. Notes
6.50%	08/01/16	A2		300	324,667
Bank of Montreal,
Cov’d. Notes, 144A (Canada)
2.85%	06/09/15	Aaa		2,000	2,032,690

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Queensland Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.135%(c)	10/22/12	Aaa	AUD	700	$592,380
5.50%	10/22/12	Aaa	AUD	500	423,434
Bank of Scotland PLC, (United Kingdom)
Cov’d. Notes
4.50%	10/23/13	Aaa	EUR	100	128,490
Cov’d. Notes, MTN
4.50%	09/10/10	Aaa	EUR	600	737,162
Gov’t. Liquid Gtd. Notes
4.75%	01/13/11	Aaa	AUD	2,500	2,100,318
5.243%(c)	07/24/12	Aaa	AUD	900	760,536
Bank of Tokyo-Mitsubishi UFJ Ltd.,
Sr. Unsec’d. Notes, 144A (Japan)
2.60%	01/22/13	Aa2		$2,700	2,744,153
Barclays Bank PLC, (United Kingdom)
Jr. Sub. Notes, 144A
5.926%(c)	09/29/49	Baa2		2,700	2,200,500
Sub. Notes, 144A
10.179%	06/12/21	Baa1		2,800	3,506,552
BNP Paribas Home Loan Covered Bonds SA,
Cov’d. Notes, MTN (France)
3.00%	07/23/13	Aaa	EUR	1,200	1,514,034
3.75%	12/13/11	Aaa	EUR	700	884,844
4.125%	01/24/11	Aaa	EUR	600	745,457
4.75%	05/28/13	Aaa	EUR	400	530,669
Canadian Imperial Bank of Commerce,
Cov’d. Notes, 144A (Canada)
2.00%	02/04/13	Aaa		5,400	5,460,053
Commonwealth Bank of Australia, (Australia)
Gov’t. Liquid Gtd. Notes
5.75%	12/17/13	Aaa	AUD	1,100	935,502
Gov’t. Liquid Gtd. Notes, 144A
0.714%(c)	07/12/13	Aaa		2,100	2,091,892
0.819%(c)	09/17/14	Aaa		100	99,583
0.917%(c)	12/10/12	Aaa		700	703,080
1.038%(c)	06/25/14	Aaa		500	502,256
2.50%	12/10/12	Aaa		900	931,536
Compagnie de Financement Foncier, (France)
Cov’d. Notes, 144A
2.125%	04/22/13	Aaa		1,500	1,514,522
Cov’d. Notes, MTN
2.00%	02/17/12	Aaa	EUR	200	246,762
3.875%	02/11/11	Aaa	EUR	2,500	3,106,593
4.00%	07/21/11	Aaa	EUR	100	125,731
4.50%	01/09/13	Aaa	EUR	1,300	1,697,138
Dexia Credit Local,
Gov’t. Liquid Gtd. Notes, 144A (France)
0.544%(c)	01/12/12	Aa1		1,400	1,391,496
0.808%(c)	04/29/14	Aa1		4,600	4,594,190
2.375%	09/23/11	Aa1		800	810,901
2.75%	01/10/14	Aa1		1,200	1,208,107
2.75%	04/29/14	Aa1		1,400	1,410,696
Dexia Municipal Agency,
Cov’d. Notes, MTN (France)
4.75%	06/06/11	Aaa	EUR	2,000	2,522,686

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Fortis Bank Nederland NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.375%	05/19/14	Aaa	EUR	1,800	$2,316,204
General Motors Acceptance Corp., Inc.,
Sr. Unsec’d. Notes
7.25%	03/02/11	B3		$700	707,464
ING Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.243%(c)	08/28/13	AAA(d)	AUD	1,100	921,345
5.61%(c)	06/24/14	AAA(d)	AUD	2,000	1,692,409
ING Bank NV, (Netherlands)
Gov’t. Liquid Gtd. Notes, 144A
3.90%	03/19/14	Aaa		900	964,806
Sr. Unsec’d. Notes, 144A(g)
1.333%(c)	03/30/12	Aa3		2,100	2,106,764
Kreditanstalt Fuer Wiederaufbau,
Gov’t. Gtd. Notes (Germany)
1.25%	06/17/13	Aaa	EUR	2,300	2,815,936
3.875%	01/21/19	Aaa	EUR	300	394,573
Lloyds TSB Bank PLC, (United Kingdom)
Bank Gtd. Notes, 144A
4.375%	01/12/15	Aa3		2,600	2,504,993
Jr. Sub. Notes, 144A
12.00%(c)	12/15/49	Ba1		3,600	3,600,732
Members Equity Bank Property Ltd.,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
5.75%	08/20/12	AAA(d)	AUD	600	510,043
NIBC Bank NV, (Netherlands)
Gov’t. Liquid Gtd. Notes, 144A
2.80%	12/02/14	Aaa		6,300	6,380,930
Gov’t. Liquid Gtd. Notes, MTN
3.50%	04/07/14	Aaa	EUR	1,200	1,551,834
Rabobank Nederland NV,
Jr. Sub. Notes, 144A (Netherlands)
11.00%(c)	12/31/49	A2		150	185,250
Realkredit Danmark A/S,
Cov’d. Notes (Denmark)
2.00%	01/01/11	Aaa	DKK	3,200	527,143
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)
1.333%(c)	03/30/12	Aa2		1,800	1,746,776
Societe Financement de l’Economie Francaise, (France)
Gov’t. Liquid Gtd. Notes
3.00%	04/07/14	Aaa	EUR	1,000	1,279,388
Gov’t. Liquid Gtd. Notes, 144A
2.125%	01/30/12	Aaa		300	304,971
2.25%	06/11/12	Aaa		1,200	1,232,050
3.375%	05/05/14	Aaa		600	629,553
Societe Generale Societe de Credit Fonciere,
Cov’d. Notes, MTN (France)
4.00%	07/07/16	Aaa	EUR	600	787,011
Stadshypotek AB,
Cov’d. Notes (Sweden)
2.75%	04/30/15	Aaa	EUR	500	619,401
Swedbank Hypotek AB,
Cov’d. Notes, MTN (Sweden)
4.625%	05/23/11	Aaa	EUR	200	251,356

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes, MTN
4.375%(c)	02/28/17	Aa2	EUR	700	$848,284
Westpac Securities NZ Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (New Zealand)
2.50%	05/25/12	Aaa		$1,100	1,125,168
3.45%	07/28/14	Aaa		900	942,345
WM Covered Bond Program,
Cov’d. Notes, MTN
4.00%	09/27/16	AA(d)	EUR	1,600	1,990,720
4.375%	05/19/14	AA(d)	EUR	700	898,953

					96,857,262

Building Materials — 0.1%
Hanson Australia Funding Ltd.,
Gtd. Notes (Australia)
5.25%	03/15/13	B1		1,300	1,280,500
Masco Corp.,
Sr. Unsec’d. Notes
6.125%	10/03/16	Ba2		1,000	967,553

					2,248,053

Chemicals — 0.1%
Cytec Industries, Inc.,
Sr. Unsec’d. Notes
8.95%	07/01/17	Baa3		900	1,099,626
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.624%(c)	08/08/11	Baa3		800	812,239

					1,911,865

Commercial Banks — 0.1%
HBOS Capital Funding LP,
Ltd. Gtd. Notes (United Kingdom)
9.54%(c)	03/31/49	B3	GBP	200	239,056
HBOS PLC,
Sub. Notes, 144A (United Kingdom)
6.75%	05/21/18	Ba1		1,000	936,000

					1,175,056

Computer Services & Software
Computer Sciences Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/13	Baa1		1,000	1,074,998

Construction
D.R. Horton, Inc.,
Gtd. Notes
6.00%	04/15/11	Ba3		100	102,250

Containers & Packaging
Rexam PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
6.75%	06/01/13	Baa3		500	538,899
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	07/15/13	Baa3		100	104,610

					643,509

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services — 0.9%
American Express Credit Corp.,
Sr. Unsec’d. Notes
0.531%(c)	12/02/10	A2		$1,600	$1,599,869
Sr. Unsec’d. Notes, MTN
0.467%(c)	02/24/12	A2		200	197,753
0.501%(c)	10/04/10	A2		200	199,975
0.51%(c)	06/16/11	A2		300	298,464
5.875%	05/02/13	A2		300	328,239
AngloGold Ashanti Holdings PLC,
Gtd. Notes (United Kingdom)
5.375%	04/15/20	Baa3		2,700	2,741,205
BA Covered Bond Issuer,
Cov’d. Notes, MTN
4.125%	04/05/12	Aa2	EUR	1,200	1,507,022
Countrywide Home Loans, Inc.,
Gtd. Notes, MTN
4.00%	03/22/11	A2		100	101,824
El Paso Performance-Linked Trust,
Sr. Unsec’d. Notes, 144A
7.75%	07/15/11	Ba3		1,000	1,030,783
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.25%	10/25/11	Ba3		450	462,271
7.80%	06/01/12	Ba3		50	51,488
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.625%	09/15/17	Aa2		2,000	2,137,670
Sub. Notes, 144A
6.50%(c)	09/15/67	Aa3	GBP	400	522,337
German Postal Pensions Securitisation PLC,
Gtd. Notes (Ireland)
2.75%	01/18/11	Aaa	EUR	800	987,135
International Lease Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.084%(c)	07/06/10	B1	EUR	2,000	2,445,705
5.625%	09/20/13	B1		500	451,250
Macquarie Bank Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
3.30%	07/17/14	Aaa		200	209,663
ORIX Corp.,
Sr. Unsec’d. Notes (Japan)
5.48%	11/22/11	A3		100	103,469
Petroleum Export Ltd.,
Sr. Sec’d. Notes (Cayman Islands)(g)
5.265%	06/15/11	Ba1		908	906,016
SLM Corp.,
Sr. Unsec’d. Notes
0.616%(c)	01/27/14	Ba1		200	164,887
5.45%	04/25/11	Ba1		1,800	1,822,142
Williams Cos., Inc., Credit Linked Certificate Trust V (The),
Sr. Unsec’d. Notes, 144A
6.375%	10/01/10	Baa3		900	907,792

					19,176,959

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Financial – Bank & Trust — 1.6%
ANZ National International Ltd.,
Bank Gtd. Notes, 144A (New Zealand)
6.20%	07/19/13	Aa2		$1,200	$1,329,469
Citigroup Property Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.50%	06/18/12	Aaa	AUD	500	423,423
5.50%	08/20/12	Aaa	AUD	900	762,351
Export-Import Bank of Korea, (South Korea)
Sr. Unsec’d. Notes
5.875%	01/14/15	A2		2,000	2,167,036
Sr. Unsec’d. Notes, MTN
5.75%	05/22/13	A1	EUR	300	387,631
Investec Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.00%	02/27/14	Aaa	AUD	1,100	910,562
Morgan Stanley,
Sr. Unsec’d. Notes
0.783%(c)	10/15/15	A2		200	178,535
Sr. Unsec’d. Notes, MTN
0.545%(c)	01/09/12	A2		1,400	1,361,308
1.029%(c)	03/01/13	A2	EUR	100	114,800
6.625%	04/01/18	A2		1,800	1,886,641
National Australia Bank Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
3.375%	07/08/14	Aaa		1,000	1,047,501
Royal Bank of Scotland Group PLC,
Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)
0.798%(c)	03/30/12	Aaa		7,500	7,446,337
Royal Bank of Scotland PLC (The), (United Kingdom)
Gov’t. Liquid Gtd. Notes, MTN
3.75%	11/14/11	Aaa	EUR	800	1,011,710
4.125%	11/14/11	Aaa	GBP	1,800	2,794,190
Gov’t. Liquid Gtd. Notes, 144A
1.45%	10/20/11	Aaa		5,000	5,009,465
Sub. Notes, MTN
0.904%(c)	01/30/17	Baa3	EUR	1,000	983,153
State Street Capital Trust III,
Ltd. Gtd. Notes
8.25%(c)	03/15/42	Baa1		1,000	1,001,400
State Street Capital Trust IV,
Ltd. Gtd. Notes
1.537%(c)	06/15/77	A3		300	214,622
Suncorp-Metway Ltd.,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
4.00%	01/16/14	Aaa	GBP	700	1,109,292
Wells Fargo & Co.,
Sr. Unsec’d. Notes
0.394%(c)	01/12/11	A1		1,500	1,498,595
Westpac Banking Corp., (Australia)
Gov’t. Liquid Gtd. Notes, 144A
0.817%(c)	09/10/14	Aaa		100	100,081
2.70%	12/09/14	Aaa		2,300	2,338,960
Gov’t. Liquid Gtd. Notes, MTN
4.00%	03/19/12	Aaa	AUD	600	497,109

					34,574,171

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Financial Services — 1.4%
American General Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	B2		$4,400	$3,503,500
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.25%	02/01/18	Aa3		100	116,770
Citigroup Finance Canada, Inc.,
Gtd. Notes, MTN, 144A (Canada)
5.50%	05/21/13	A3	CAD	400	384,591
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.535%(c)	05/18/11	A3		400	396,710
5.50%	10/15/14	A3		600	616,869
6.125%	11/21/17	A3		1,000	1,044,310
6.50%	01/18/11	A3		3,000	3,072,516
Sr. Unsec’d. Notes, MTN
0.877%(c)	02/09/16	A3	EUR	700	751,621
Goldman Sachs Group, Inc. (The),
Sub. Notes
6.75%	10/01/37	A2		400	392,137
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.586%(c)	04/24/12	A3		1,000	975,478
Sr. Unsec’d. Notes, MTN
0.584%(c)	08/09/11	A3		100	99,094
HSBC Financial Corp. Ltd.,
Gtd. Notes, MTN (Canada)
0.913%(c)	05/03/12	A3	CAD	200	186,723
JPMorgan Chase & Co.,
FDIC Gtd. Notes
3.625%	12/12/11	Aaa	EUR	1,100	1,392,060
JPMorgan Chase Bank NA,
Sub. Notes
6.00%	10/01/17	Aa2		1,200	1,306,754
LBG Capital No.1 PLC, (United Kingdom)
Bank Gtd. Notes
7.375%	03/12/20	Ba3	EUR	100	94,160
Bank Gtd. Notes, 144A(g)
8.50%(c)	12/14/49	B+(d)		700	542,500
LeasePlan Corp. NV, (Netherlands)
Gov’t. Liquid Gtd. Notes, 144A
3.00%	05/07/12	Aaa		1,200	1,243,947
Gov’t. Liquid Gtd. Notes, MTN
3.25%	05/22/14	Aaa	EUR	300	384,896
Lehman Brothers Holdings, Inc.,(i)
Sr. Unsec’d. Notes
2.95%	05/25/11	NR		200	39,000
Sr. Unsec’d. Notes, MTN
2.82%	11/16/24	NR		400	78,000
2.85%	12/23/24	NR		700	136,500
5.625%	01/24/13	NR		4,800	972,000
6.875%	05/02/18	NR		1,100	224,125
Merrill Lynch & Co., Inc.,
Notes, MTN
0.768%(c)	06/05/12	A2		300	291,363
6.875%	04/25/18	A2		1,500	1,600,172

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Financial Services (continued)
Sr. Unsec’d. Notes
5.45%	07/15/14	A2		$200	$211,583
Sr. Unsec’d. Notes, MTN
0.544%(c)	11/01/11	A2		400	393,166
1.492%(c)	09/27/12	A2	EUR	2,700	3,167,151
6.05%	08/15/12	A2		1,500	1,594,869
Pearson Dollar Finance Two PLC,
Gtd. Notes, 144A (United Kingdom)
6.25%	05/06/18	Baa1		1,000	1,110,687
UBS AG,
Sr. Unsec’d. Notes, MTN (Switzerland)
1.584%(c)	02/23/12	Aa3		2,700	2,709,356
1.785%(c)	09/29/11	Aa3		1,200	1,205,474

					30,238,082

Foods
Tate & Lyle International Finance PLC,
Gtd. Notes, 144A (United Kingdom)
6.125%	06/15/11	Baa3		100	103,467
WM Wrigley Jr. Co.,
Gtd. Notes, 144A
1.913%(c)	06/28/11	Baa2		500	499,903

					603,370

Healthcare — Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
6.00%	06/15/11	Ba1		100	101,750

Healthcare Services
HCA, Inc.,
Sec’d. Notes
9.25%	11/15/16	B2		500	530,000

Insurance — 0.4%
AIG Life Holdings US, Inc.,
Gtd. Notes
7.50%	08/11/10	A3		600	601,500
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/68	Ba2		600	474,000
Jr. Sub. Notes
4.875%(c)	03/15/67	Ba2	EUR	100	64,200
Jr. Sub. Notes, 144A
8.00%(c)	05/22/38	Ba2	EUR	1,300	1,168,436
Sr. Unsec’d. Notes
0.414%(c)	10/18/11	A3		200	188,771
8.25%	08/15/18	A3		2,000	2,025,000
Liberty Mutual Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.75%	03/15/14	Baa2		1,000	1,039,790
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.75%	09/15/15	Baa2		1,000	1,069,567
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
1.664%(c)	09/17/12	Aa3		400	401,319
2.437%(c)	06/10/11	Aa3		1,100	1,113,776

					8,146,359

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Lodging — 0.1%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes, 144A
5.75%	08/15/15	Baa2	$1,500	$1,564,996
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
6.75%	05/15/18	Ba1	600	600,000

				2,164,996

Media
New York Times Co. (The),
Sr. Unsec’d. Notes
5.00%	03/15/15	B1	800	765,042

Medical Supplies & Equipment — 0.1%
Covidien International Finance SA,
Gtd. Notes, 144A (Luxembourg)
6.00%	10/15/17	Baa1	2,000	2,320,930

Metals & Mining
Corp. Nacional del Cobre de Chile – CODELCO,
Unsec’d. Notes (Chile)
6.15%	10/24/36	A1	750	821,272
Rio Tinto Alcan, Inc.,
Sr. Unsec’d. Notes (Canada)
6.45%	03/15/11	BBB+(d)	100	103,593
Xstrata Canada Corp.,
Gtd. Notes (Canada)
7.35%	06/05/12	Baa2	100	109,267

				1,034,132

Multimedia
Vivendi,
Sr. Unsec’d. Notes, 144A (France)
5.75%	04/04/13	Baa2	1,000	1,072,753

Oil, Gas and Consumable Fuels — 0.1%
BP Capital Markets PLC,
Gtd. Notes (United Kingdom)
0.667%(c)	04/11/11	A2	100	95,646
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Bonds (Qatar)(g)
5.298%	09/30/20	Aa2	1,450	1,500,750

				1,596,396

Pharmaceuticals — 0.1%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
6.00%	06/15/17	Baa3	1,000	1,116,754

Pipelines — 0.2%
Dynegy Roseton/Danskammer Pass-Through Trust, Series A,
Pass-Through Certificates
7.27%	11/08/10	B2	23	22,676
El Paso Corp.,
Sr. Unsec’d. Notes
7.00%	05/15/11	Ba3	400	408,507
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
6.514%	12/15/12	Baa3	400	398,319

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pipelines (continued)
Spectra Energy Capital LLC,
Gtd. Notes
6.20%	04/15/18	Baa2	$2,400	$2,659,982

				3,489,484

Real Estate Investment Trusts — 0.1%
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2	300	323,398
Nationwide Health Properties, Inc.,
Sr. Unsec’d. Notes
6.50%	07/15/11	Baa2	200	208,329
Simon Property Group LP,
Sr. Unsec’d. Notes
5.25%	12/01/16	A3	500	532,452
5.75%	12/01/15	A3	100	109,936

				1,174,115

Retail — 0.1%
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.95%	04/01/17	Ba1	270	299,700
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.75%	07/15/14	Ba2	1,400	1,407,000
New Albertsons, Inc.,
Unsec’d. Notes
7.50%	02/15/11	Ba3	1,100	1,119,250

				2,825,950

Retail & Merchandising
Limited Brands, Inc.,
Sr. Unsec’d. Notes
6.90%	07/15/17	Ba3	500	501,250

Savings & Loan — 0.1%
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.90%	09/23/10	Baa1	1,000	1,006,397
U.S. Central Federal Credit Union,
Gov’t. Gtd. Notes
1.90%	10/19/12	Aaa	1,000	1,020,629
Western Corporate Federal Credit Union,
Gov’t. Gtd. Notes
1.75%	11/02/12	Aaa	1,000	1,016,663

				3,043,689

Telecommunications — 0.1%
British Telecommunications PLC,
Sr. Unsec’d. Notes (United Kingdom)
9.125%	12/15/10	Baa2	1,500	1,540,650
Embarq Corp.,
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3	100	108,750
Motorola, Inc.,
Sr. Unsec’d. Notes
6.00%	11/15/17	Baa3	100	107,339

				1,756,739

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Tobacco
Reynolds American, Inc.,
Gtd. Notes
1.237%(c)	06/15/11	Baa3		$500	$496,688
UST, Inc.,
Sr. Unsec’d. Notes
6.625%	07/15/12	BBB(d)		200	216,158

					712,846

Transportation
CSX Corp.,
Sr. Unsec’d. Notes
6.30%	03/15/12	Baa3		100	107,325

Wireless Telecommunication Services — 0.1%
Sprint Capital Corp.,
Gtd. Notes
7.625%	01/30/11	Ba3		1,300	1,322,750

TOTAL CORPORATE BONDS (cost $239,045,142)					231,412,661

FOREIGN GOVERNMENT BONDS — 4.7%
Australia Government Bond,
Sr. Unsec’d. Notes (Australia)
3.00%	09/20/25	Aaa	AUD	1,000	899,832
4.00%	08/20/15	Aaa	AUD	400	567,508
4.00%	08/20/20	Aaa	AUD	300	408,720
Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unsec’d. Notes, 144A (Brazil)
6.50%	06/10/19	Baa2		2,400	2,552,640
Brazilian Government International Bond,
Sr. Unsec’d. Notes (Brazil)
5.875%	01/15/19	Baa3		2,800	3,073,000
Bundesobligation,
Bonds (Germany)
2.50%	10/08/10	Aaa	EUR	3,500	4,303,695
4.00%	10/11/13	Aaa	EUR	2,300	3,099,330
Bundesrepublik Deutschland,
Bonds (Germany)
3.75%	01/04/19	Aaa	EUR	6,200	8,365,330
4.00%	01/04/18	Aaa	EUR	3,400	4,663,857
4.00%	01/04/37	Aaa	EUR	1,100	1,510,845
4.25%	07/04/39	Aaa	EUR	600	865,156
4.75%	07/04/34	Aaa	EUR	2,200	3,322,383
4.75%	07/04/40	Aaa	EUR	600	934,727
5.50%	01/04/31	Aaa	EUR	2,900	4,705,336
6.25%	01/04/30	Aaa	EUR	200	350,220
6.50%	07/04/27	Aaa	EUR	700	1,230,632
Bundesschatzanweisungen,
Bonds (Germany)
2.25%	12/10/10	Aaa	EUR	1,300	1,602,712
Canadian Government Bond, (Canada)
Bonds
2.00%	12/01/14	Aaa	CAD	3,700	3,438,353
2.50%	06/01/15	AAA(d)	CAD	100	94,682
3.50%	06/01/20	Aaa	CAD	3,400	3,306,868
Notes
4.25%	06/01/18	Aaa	CAD	3,700	3,807,815

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Colombia Government International Bond,
Sr. Unsec’d. Notes (Colombia)
7.375%	03/18/19	Ba1		$1,000	$1,170,000
France Government Bond,
Bonds (France)
3.50%	04/25/15	Aaa	EUR	2,400	3,145,950
3.75%	10/25/19	AAA(d)	EUR	1,900	2,467,105
4.00%	04/25/13	Aaa	EUR	1,200	1,585,243
4.00%	04/25/18	Aaa	EUR	1,700	2,271,538
4.25%	10/25/23	Aaa	EUR	2,000	2,672,716
French Treasury Note,
Notes (France)
3.00%	01/12/11	Aaa	EUR	5,000	6,196,072
Indonesia Government International Bond,
Sr. Unsec’d. Notes (Indonesia)
6.625%	02/17/37	Ba2		1,000	1,056,522
6.875%	01/17/18	Ba2		1,800	2,029,500
Japan Government Bond,
Sr. Unsec’d. Notes (Japan)
1.70%	03/20/17	Aa2	JPY	510,000	6,206,391
Kommunalbanken AS,
Sr. Unsec’d. Notes, MTN (Norway)
2.00%	01/14/13	Aaa		1,300	1,318,850
Netherlands Government Bond,
Bonds (Netherlands)
4.00%	01/15/11	Aaa	EUR	1,300	1,619,929
4.00%	07/15/16	Aaa	EUR	1,100	1,497,260
4.00%	07/15/19	Aaa	EUR	700	947,255
4.25%	07/15/13	Aaa	EUR	100	133,929
4.50%	07/15/17	Aaa	EUR	300	419,467
New South Wales Treasury Corp.,
Gov’t. Gtd. Notes (Australia)
2.75%	11/20/25	Aaa	AUD	100	84,646
Philippine Government International Bond,
Sr. Unsec’d. Notes (Philippines)
8.375%	06/17/19	Ba3		1,000	1,238,800
Province of Ontario Canada, (Canada)
Bonds
4.70%	06/02/37	Aa1	CAD	400	385,135
Debs.
6.20%	06/02/31	Aa1	CAD	1,200	1,379,501
Sr. Unsec’d. Notes
4.00%	10/07/19	Aa1		600	625,254
4.10%	06/16/14	Aa1		900	975,330
Unsec’d. Notes, MTN
5.60%	06/02/35	Aa1	CAD	800	868,446
Province of Quebec Canada, (Canada)
Bonds
5.00%	12/01/38	Aa2	CAD	500	492,537
Debs.
5.75%	12/01/36	Aa2	CAD	400	435,617
Notes, MTN
7.295%	07/22/26	Aa2		2,400	3,013,747
Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
12.50%	01/05/22	Baa3	BRL	1,500	941,136

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
United Kingdom Gilt,
Bonds (United Kingdom)
3.25%	12/07/11	AAA(d)	GBP	200	$309,861
4.25%	06/07/32	Aaa	GBP	1,000	1,518,303
4.25%	09/07/39	AAA(d)	GBP	500	756,014
4.50%	12/07/42	AAA(d)	GBP	800	1,266,457
4.75%	12/07/38	Aaa	GBP	900	1,474,854

TOTAL FOREIGN GOVERNMENT BONDS (cost $106,130,661)					103,607,006

MUNICIPAL BONDS — 0.7%
California — 0.2%
Golden State Tobacco Securitization Corp.,
Revenue Bonds
5.125%	06/01/47	Baa3		$900	579,240
State of California,
General Obligation Unlimited
5.00%	06/01/37	Baa1		600	571,512
5.00%	11/01/37	Baa1		1,150	1,094,351
5.00%	04/01/38	Baa1		1,200	1,139,544
University of California,
Revenue Bonds
6.583%	05/15/49	Aa2		600	639,966

					4,024,613

Illinois — 0.3%
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	A1		600	675,432
Illinois Finance Authority,
Revenue Bonds
5.75%	07/01/33	Aa1		700	783,692
State of Illinois,
General Obligation Unlimited
1.823%	01/01/11	A1		1,200	1,201,116
2.766%	01/01/12	A1		4,100	4,109,266

					6,769,506

Massachusetts — 0.1%
Massachusetts Health & Educational Facilities Authority,
Revenue Bonds
6.00%	07/01/36	Aaa		500	584,915

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
7.414%	01/01/40	A3		200	252,084
Tobacco Settlement Financing Corp.,
Revenue Bonds
5.00%	06/01/41	Baa3		100	65,247

					317,331

New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds
5.75%	06/15/40	Aa3		500	565,555

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
New York (continued)
Port Authority of New York & New Jersey,
Revenue Bonds
5.75%	11/01/30	Aa2	$1,200	$1,314,432

				1,879,987

Ohio
Buckeye Tobacco Settlement Financing Authority,
Revenue Bonds
5.875%	06/01/30	Baa3	400	312,688
5.875%	06/01/47	Baa3	300	214,119

				526,807

Puerto Rico
Puerto Rico Sales Tax Financing Corp.,
Revenue Bonds
6.937%(t)	08/01/54	Aa2	100	5,608

West Virginia
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3	95	70,664

TOTAL MUNICIPAL BONDS (cost $13,875,809)				14,179,431

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.4%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.869%(c)	09/25/35	Caa2	403	292,657
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.15%(c)	03/25/58	Aaa	4,454	4,457,757
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
5.66%(c)	09/25/45	A1	347	300,628
Arkle Master Issuer PLC,
Series 2010-1A, Class 2A, 144A (United Kingdom)
1.535%(c)	05/17/60	Aaa	600	596,544
Banc of America Funding Corp.,
Series 2006-8T2, Class A10
5.753%	10/25/36	Caa1	85	54,408
Series 2006-J, Class 4A1
5.978%(c)	01/20/47	CCC(d)	69	48,956
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
2.943%(c)	05/25/35	Caa2	1,000	776,462
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.704%(c)	08/25/33	Aaa	30	29,234
Series 2003-7, Class 6A
4.526%(c)	10/25/33	Aaa	21	21,525
Series 2003-9, Class 2A1
3.399%(c)	02/25/34	Aa3	276	228,171
Series 2004-2, Class 22A
3.073%(c)	05/25/34	Aaa	59	53,597
Series 2004-10, Class 13A1
4.949%(c)	01/25/35	A1	306	267,408

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-10, Class 21A1
3.478%(c)	01/25/35	A1	$465	$448,877
Series 2004-10, Class 22A1
4.968%(c)	01/25/35	A1	229	231,291
Series 2005-2, Class A1
2.76%(c)	03/25/35	Ba2	427	395,493
Series 2005-2, Class A2
2.934%(c)	03/25/35	A1	132	121,295
Series 2005-4, Class 3A1
5.328%(c)	08/25/35	Caa2	1,555	1,406,741
Series 2005-5, Class A1
2.53%(c)	08/25/35	A1	37	34,938
Series 2005-5, Class A2
2.56%(c)	08/25/35	Baa2	906	855,574
Series 2005-8, Class A3, 144A
5.132%(c)	08/25/35	A1	1,000	952,930
Series 2005-9, Class A1
4.625%(c)	10/25/35	Caa1	108	95,256
Series 2007-5, Class 3A1
5.814%(c)	08/25/47	CCC(d)	748	623,211
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
4.539%(c)	09/25/35	Ba1	210	158,490
Series 2005-9, Class 24A1
5.225%(c)	11/25/35	Caa1	256	145,209
Series 2005-10, Class 24A1
5.565%(c)	01/25/36	Caa1	325	184,927
Series 2006-1, Class 21A2
5.567%(c)	02/25/36	Caa2	748	398,309
Series 2006-2, Class 23A1
5.599%(c)	03/25/36	Caa2	418	219,491
Series 2006-4, Class 21A1
3.115%(c)	08/25/36	Caa3	336	167,522
Series 2006-5, Class 2A2
6.213%(c)	08/25/36	Caa2	349	223,460
Series 2006-6, Class 32A1
5.551%(c)	11/25/36	B3	166	105,965
Series 2006-8, Class 3A1
0.507%(c)	02/25/34	Aa3	172	128,492
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
5.487%(c)	01/26/36	B2	536	338,222
Series 2007-R6, Class 2A1
5.563%(c)	12/26/46	Caa1	1,193	786,681
CC Mortgage Funding Corp.,
Series 2007-2A, Class A1, 144A
0.477%(c)	05/25/48	Caa3	793	302,765
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 1A1
3.293%(c)	02/25/37	Aa1	363	357,346
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
3.072%(c)	03/25/34	Aaa	152	151,393
Series 2005-3, Class 2A2B
3.938%(c)	08/25/35	Ba2	334	130,183
Series 2005-6, Class A1
2.51%(c)	08/25/35	B1	56	49,650

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-6, Class A2
2.56%(c)	08/25/35	B3		$98	$84,489
Series 2005-11, Class A2A
4.70%(c)	12/25/35	AA-(d)		527	482,164
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.25%	06/25/35	Caa1		36	27,884
Series 2005-56, Class 2A2
2.481%(c)	11/25/35	B2		37	20,982
Series 2005-56, Class 2A3
1.941%(c)	11/25/35	B3		37	19,410
Series 2005-59, Class 1A1
0.67%(c)	11/20/35	Caa1		584	337,946
Series 2005-62, Class 2A1
1.413%(c)	12/25/35	B3		563	321,093
Series 2006-2CB, Class A14
5.50%	03/25/36	B3		102	73,806
Series 2006-15CB, Class A1
6.50%	06/25/36	Caa2		230	139,621
Series 2006-OA1, Class 2A1
0.558%(c)	03/20/46	B3		516	269,581
Series 2006-OA12, Class A1A
0.428%(c)	09/20/46	Aaa		2	1,903
Series 2006-OA14, Class 2A1
0.537%(c)	11/25/46	B3		111	59,304
Series 2006-OA17, Class 1A1A
0.543%(c)	12/20/46	Caa1		2,178	1,073,828
Series 2006-OA19, Class A1
0.528%(c)	02/20/47	Ba2		628	313,340
Series 2006-OA22, Class A1
0.507%(c)	02/25/47	Ba3		306	182,467
Series 2007-7T2, Class A9
6.00%	04/25/37	CC(d)		164	106,042
Series 2007-16CB, Class 5A1
6.25%	08/25/37	Caa1		79	51,745
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.385%(c)	08/25/34	Ba1		240	169,892
Series 2004-12, Class 12A1
3.488%(c)	08/25/34	Ba1		903	722,984
Series 2004-22, Class A3
3.505%(c)	11/25/34	Baa3		54	46,177
Series 2004-HYB5, Class 2A1
3.547%(c)	04/20/35	Aa1		249	234,929
Series 2005-HYB9, Class 5A1
5.25%(c)	02/20/36	Caa1		203	129,187
Series 2005-R2, Class 1AF1, 144A
0.687%(c)	06/25/35	Aa3		79	64,439
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.918%(c)	08/25/33	Aaa		57	55,429
Series 2004-AR3, Class 2A1
2.691%(c)	04/25/34	Aaa		269	259,711
Crusade Global Trust, (Australia)
Series 2004-2, Class A2
0.825%(c)	11/19/37	Aaa	EUR	199	237,447
Series 2005-2, Class A2
5.045%	08/14/37	Aaa	AUD	1,324	1,076,816

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Deutsche ALT-A Securities, Inc./Alternate Loan Trust,
Series 2003-3, Class 3A1
5.00%	10/25/18	Aaa	$476	$486,416
Series 2006-AB4, Class A1B1
0.44%(c)	10/25/36	Ba3	27	9,338
Series 2007-1, Class 1A1
0.437%(c)	08/25/37	Ba3	72	69,635
Fannie Mae,
Series 2005-54, Class ZM
4.50%	06/25/35	Aaa	126	122,645
Series 2006-16, Class FC
0.643%(c)	03/25/36	Aaa	185	184,405
Series 2006-118, Class A2
0.407%(c)	12/25/36	Aaa	386	382,391
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.821%(c)	07/25/44	Aaa	613	623,160
First Horizon Asset Securities, Inc.,
Series 2003-AR2, Class 2A1
2.841%(c)	07/25/33	AAA(d)	306	301,325
Series 2003-AR4, Class 2A1
2.916%(c)	12/25/33	Aaa	27	26,214
Series 2007-AR1, Class 1A1
5.833%(c)	05/25/37	CCC(d)	1,296	1,041,651
Freddie Mac,
Series 2906, Class GZ
5.00%	09/15/34	Aaa	526	550,654
Series 3059, Class CA
5.00%	03/15/25	Aaa	7	7,075
Series 3174, Class FM
0.59%(c)	05/15/36	Aaa	124	123,105
Series R006, Class ZA
6.00%	04/15/36	Aaa	385	421,660
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.648%(c)	03/20/37	Aaa	1,533	1,518,157
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
2.999%(c)	10/25/33	B(d)	1,344	1,120,545
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.14%(c)	03/25/33	Aaa	21	20,118
Series 2005-AR2, Class 2A1
3.126%(c)	04/25/35	Ba1	866	721,186
Series 2005-AR3, Class 6A1
2.944%(c)	05/25/35	Caa2	897	730,852
Series 2005-AR6, Class 4A5
4.227%(c)	09/25/35	AA(d)	1,000	817,230
Series 2006-AR1, Class 2A1
5.051%(c)	01/25/36	B+(d)	459	379,145
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
3.014%(c)	05/19/33	AAA(d)	56	56,570
Series 2004-1, Class 2A
2.90%(c)	04/19/34	Aaa	290	267,726
Series 2005-2, Class 2A1A
0.568%(c)	05/19/35	Baa1	67	39,686

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-1, Class 2A1A
0.588%(c)	03/19/36	B3		$832	$447,361
Series 2006-12, Class 2A11
0.438%(c)	01/19/38	Aa1		28	27,521
Series 2006-12, Class 2A2A
0.538%(c)	01/19/38	B3		195	103,067
Series 2006-SB1, Class A1A
1.271%(c)	12/19/36	Caa2		719	342,256
Series 2007-1, Class 2A1A
0.478%(c)	04/19/38	Ba1		1,192	603,244
Immeo Residential Finance PLC,
Series 2, Class A (Ireland)
0.879%(c)	12/15/16	Aa3	EUR	271	278,039
Impac Secured Assets CMN Owner Trust,
Series 2006-4, Class A2A
0.427%(c)	01/25/37	B3		3	3,273
Indymac Index Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.587%(c)	07/25/35	Aa2		114	62,799
Series 2006-AR14, Class 1A1A
0.437%(c)	11/25/46	B3		14	13,794
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A1
5.55%(c)	10/25/36	Caa1		704	660,800
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
4.289%(c)	11/25/33	AAA(d)		37	37,176
Series 2005-A2, Class 7CB1
4.855%(c)	04/25/35	Ba2		357	337,036
Series 2005-ALT1, Class 3A1
5.50%(c)	10/25/35	CCC(d)		236	197,908
Mastr Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.34%(c)	12/25/33	A1		358	308,337
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
3.145%(c)	02/25/33	AAA(d)		131	123,722
Series 2004-A1, Class 2A2
2.811%(c)	02/25/34	AAA(d)		245	227,982
Series 2005-A8, Class A3A2
0.597%(c)	08/25/36	Baa2		57	36,211
Series 2005-A10, Class A
0.557%(c)	02/25/36	B2		309	234,424
MLCC Mortgage Investors, Inc.,
Series 2004-1, Class 2A2
2.27%(c)	12/25/34	Aaa		300	282,526
Series 2005-2, Class 1A
4.25%(c)	10/25/35	Baa1		484	436,379
Series 2005-2, Class 2A
4.25%(c)	10/25/35	Caa2		351	310,438
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
5.342%(c)	06/25/36	A1		421	388,253
Newgate Funding PLC,
Series 2007-3X, Class A2B (United Kingdom)
1.319%(c)	12/15/50	Aaa	EUR	500	477,524

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.82%(c)	08/25/33	Aaa		$209	$197,636
Puma Finance Ltd., (Australia)
Series G5, Class A1, 144A
0.548%(c)	02/21/38	Aaa		347	325,235
Series P10, Class BA(g)
4.973%(c)	07/12/36	Aaa	AUD	116	94,381
Residential Accredit Loans, Inc.,
Series 2005-QO1, Class A1
0.647%(c)	08/25/35	Baa3		142	84,443
Series 2006-QO6, Class A1
0.527%(c)	06/25/46	Caa1		657	272,956
Series 2007-QH7, Class 1A1
0.597%(c)	08/25/37	B3		837	429,310
Series 2007-QO2, Class A1
0.497%(c)	02/25/47	Caa3		585	256,022
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.797%(c)	04/25/35	CCC(d)		466	335,774
Series 2005-A15, Class 5A1
5.75%	02/25/36	Caa3		647	476,949
Series 2006-R1, Class A2
0.747%(c)	01/25/46	Caa2		186	83,675
Residential Funding Mortgage Securities I, Series 2005-SA4,
Class 1A21
5.066%(c)	09/25/35	Caa3		464	332,605
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.75%(c)	02/25/34	Aa2		390	359,676
Series 2004-4, Class 3A2
2.572%(c)	04/25/34	Aa3		62	52,954
Series 2004-12, Class 7A1
5.21%(c)	09/25/34	A1		94	86,217
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
0.678%(c)	10/19/34	Aa1		20	18,114
Series 2005-AR5, Class A2
0.598%(c)	07/19/35	Aaa		501	419,221
Series 2006-AR7, Class A8
0.417%(c)	08/25/36	Aaa		4	3,946
Series 2007-AR4, Class A3
0.567%(c)	09/25/47	Caa2		400	115,430
Structured Asset Securities Corp.,
Series 2006-11, Class A1, 144A
3.051%(c)	10/25/35	B-(d)		101	79,715
Series 2006-NC1, Class A6
0.397%(c)	05/25/36	Aaa		22	20,696
Superannuation Members Home Loan Programme,
Series 2009-3, Class A1 (Australia)
6.083%(c)	11/07/40	B-(d)	AUD	830	701,777
Swan,
Series 2006-1, Class A2 (Australia)
5.023%(c)	05/12/37	Aaa	AUD	503	411,460
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A6
5.97%	09/25/36	Ca		291	159,884

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
0.467%(c)	10/25/46	B1		$142	$138,781
Series 2006-6, Class A1
0.457%(c)	11/25/46	B2		339	325,801
Torrens Trust,
Series 2007-1, Class A (Australia)
5.042%(c)	10/19/38	Aaa	AUD	531	439,144
Vela Home Srl,
Series 1, Class A1 (Italy)
0.924%(c)	10/24/27	Aaa	EUR	21	25,316
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.361%(c)	07/25/46	Caa3		109	50,238
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.64%(c)	11/25/42	Baa2		4	3,031
Series 2003-AR5, Class A7
2.706%(c)	06/25/33	Aaa		261	249,950
Series 2005-AR16, Class 1A3
5.07%(c)	12/25/35	CCC(d)		1,200	957,987
Series 2006-AR2, Class 2A1
5.80%(c)	03/25/37	BBB+(d)		652	602,867
Series 2006-AR5, Class A12A
1.401%(c)	06/25/46	Ba1		148	94,970
Series 2006-AR7, Class 3A
3.359%(c)	07/25/46	Ba2		568	393,974
Series 2006-AR10, Class 1A2
5.89%(c)	09/25/36	CCC		368	321,881
Series 2006-AR13, Class 2A
3.359%(c)	10/25/46	Baa3		319	223,947
Series 2006-AR15, Class 2A
3.359%(c)	11/25/46	A1		207	135,299
Series 2006-AR19, Class 1A1A
1.171%(c)	01/25/47	Caa1		327	196,530
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-AR1, Class 2A
3.267%(c)	02/25/33	Aaa		30	27,221
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-AA, Class A1
4.981%(c)	12/25/34	Aaa		277	280,356
Series 2004-S, Class A1
2.968%(c)	09/25/34	Aaa		176	176,792
Series 2005-AR11, Class 1A1
4.60%(c)	06/25/35	Baa2		597	594,890
Series 2006-AR2, Class 2A1
4.807%(c)	03/25/36	A(d)		1,991	1,764,460
Series 2006-AR2, Class 2A3
4.807%(c)	03/25/36	A(d)		277	241,095
Series 2006-AR6, Class 3A1
5.051%(c)	03/25/36	B3		530	475,033
Series 2006-AR8, Class 3A1
5.217%(c)	04/25/36	BB+(d)		409	353,043
Series 2006-AR10, Class 5A6
5.476%(c)	07/25/36	CCC(d)		456	364,689

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $54,194,617)					52,420,004

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Mortgage Corp.,
Notes
0.297(c)%	12/29/11	$1,600	$1,598,825
0.30(c)%	12/21/11	2,400	2,398,325

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,997,003)			3,997,150

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 1.2%
Federal Home Loan Mortgage Corp.
4.665%(c)	03/01/35	178	186,374
5.50%	10/01/36	169	181,359
Federal National Mortgage Assoc.
1.621%(c)11/01/42-03/01/44		331	336,129
1.641%(c)	07/01/44	95	94,327
3.065%(c)	06/01/35	321	334,732
3.777%(c)	09/01/19	3	2,962
4.00%	12/01/39	2,962	3,004,217
4.50%	03/01/23-11/01/39	7,690	8,000,742
5.00%	04/01/30-06/01/40	2,069	2,196,254
5.50%	05/01/33-03/01/37	7,062	7,611,274
6.50%	10/01/37	646	708,736
Government National Mortgage Assoc.
6.50%	10/15/38	2,357	2,589,859

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $24,490,470)			25,246,965

U.S. TREASURY OBLIGATIONS — 15.0%
U.S. Treasury Bonds
3.50%	05/15/20	4,800	5,023,488
3.625%	02/15/20	4,700	4,965,841
4.25%	05/15/39	5,300	5,603,923
4.375%	02/15/38-05/15/40	4,200	4,541,746
4.50%	08/15/39(k)	1,000	1,101,406
4.625%	02/15/40	7,600	8,542,871
5.50%	08/15/28	600	741,750
6.125%	11/15/27	100	131,625
6.25%	08/15/23	2,000	2,592,500
6.875%	08/15/25(k)	1,700	2,358,750
7.125%	02/15/23	2,400	3,322,874
7.25%	08/15/22	1,100	1,532,609
7.50%	11/15/24	100	145,063
7.625%	11/15/22(k)	4,200	6,029,625
8.00%	11/15/21	8,300	12,071,313
8.125%	05/15/21	1,500	2,187,188
8.50%	02/15/20	1,900	2,787,063
8.75%	05/15/20-08/15/20	9,000	13,491,564
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.625%	04/15/13	300	315,768
1.25%	04/15/14	1,700	1,828,140
1.375%	07/15/18-01/15/20	11,200	11,549,004
1.625%	01/15/15-01/15/18	14,700	17,391,028
1.75%	01/15/28	200	211,106
1.875%	07/15/13-07/15/19	14,650	17,108,639
2.00%	04/15/12-01/15/26	25,700	30,978,580

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflationary Indexed Bonds, TIPS (continued)
2.125%	01/15/19-02/15/40	$7,200	$7,975,008
2.375%	01/15/17-01/15/27	27,800	34,185,689
2.50%	07/15/16-01/15/29	12,900	15,222,228
2.625%	07/15/17	9,500	11,271,773
3.00%	07/15/12	5,500	7,094,052
3.375%	04/15/32	800	1,279,195
3.625%	04/15/28	7,600	13,256,445
3.875%	04/15/29	6,500	11,566,903
U.S. Treasury Notes
1.00%	07/31/11-10/31/11(k)	993	999,698
1.125%	06/30/11	19	19,137
2.125%	05/31/15	100	101,719
2.50%	03/31/15-06/30/17	13,800	14,208,845
2.75%	11/30/16-02/15/19	5,100	5,174,040
3.00%	09/30/16(k)(l)	21,200	22,105,961
3.125%	10/31/16-04/30/17	5,300	5,559,248
3.125%	05/15/19(k)	4,100	4,185,522
3.375%	11/15/19	1,800	1,864,265
3.625%	08/15/19	6,300	6,661,759
3.75%	11/15/18	700	754,250
8.125%	08/15/19	1,300	1,852,094
8.875%	02/15/19	4,000	5,895,000

TOTAL U.S. TREASURY OBLIGATIONS (cost $318,750,703)			327,786,295

		Units
WARRANTS*
Chemicals
Kingboard Chemical Holdings Ltd., expiring 10/31/12 (Hong Kong)* (cost $0)		16,650	6,564

TOTAL LONG-TERM INVESTMENTS (cost $2,121,111,210)			2,069,589,254

		Shares
SHORT-TERM INVESTMENTS — 18.9%
AFFILIATED MONEY MARKET
MUTUAL FUND — 12.4%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $270,252,073; includes $83,061,645 of cash collateral for securities on loan)(b)(w) (Note 4)		270,252,073	270,252,073

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
REPURCHASE AGREEMENTS(m) — 5.3%
Banc of America LLC, 0.01%, dated 06/30/10, due 07/01/10 in the amount of $19,100,005		$19,100	$19,100,000
Citigroup Global Markets, Inc., 0.05%, dated 06/30/10, due 07/01/10 in the amount of $6,700,009		6,700	6,700,000
Credit Suisse Securities LLC, 0.01%, dated 06/30/10, due 07/01/10 in the amount of $19,100,005		19,100	19,100,000
JPMorgan Securities, Inc., 0.02%, dated 06/30/10, due 07/01/10 in the amount of $19,100,011		19,100	19,100,000
Morgan Stanley & Co., Inc., 0.01%, dated 06/30/10, due 07/01/10 in the amount of $12,200,003		12,200	12,200,000
Morgan Stanley & Co., Inc., 0.01%, dated 06/30/10, due 07/01/10 in the amount of $19,100,005		19,100	19,100,000
Morgan Stanley & Co., Inc., 0.01%, dated 06/30/10, due 07/01/10 in the amount of $20,000,006		20,000	20,000,000

TOTAL REPURCHASE AGREEMENTS (cost $115,300,000)			115,300,000

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.1%
Federal Home Loan Mortgage Corp.,
Disc. Notes
(cost $2,997,833)
0.25%	10/13/10	3,000	2,998,701

U.S. TREASURY OBLIGATIONS(n) — 1.1%
U.S. Treasury Bills
0.118%	07/01/10	4,000	4,000,000
0.14%	07/29/10(l)	1,460	1,459,817
0.151%	12/16/10(k)	10,250	10,240,191
0.153%	07/08/10	1,000	999,979
0.182%	08/12/10(k)(l)	3,002	3,001,808
0.183%	09/02/10(k)(l)	928	927,745
0.21%	12/09/10	3,000	2,997,384
0.212%	09/09/10(k)	250	249,925

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,878,186)			23,876,849

TOTAL SHORT-TERM INVESTMENTS (cost $412,428,092)			412,427,623

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 113.7% (cost $2,533,539,302; Note 6)			2,482,016,877

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
10 Year U.S. Treasury Note Futures, expiring 08/27/10, Strike Price $120.00		$1,400	$(42,437)
Currency Option USD vs KRW, expiring 09/01/10, @ FX Rate 1,500.00	JPMorgan Chase	1,000	(4,237)
Currency Option USD vs MXN, expiring 09/22/10, @ FX Rate 16.25	Citigroup Global Markets	1,000	(1,788)
Interest Rate Swap Options, Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Goldman Sachs & Co.	3,900	(90,089)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Goldman Sachs & Co.	3,900	(90,089)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Bank of America	3,900	(90,089)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	3,200	(73,919)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	2,800	(64,679)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Morgan Stanley	2,400	(95,532)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	1,100	(43,785)

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (continued)
Call Options (continued)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	$2,500	$(99,513)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Barclays Capital Group	2,700	(69,001)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Bank of America	3,400	(86,890)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	14,200	(362,894)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Goldman Sachs & Co.	1,400	(35,778)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 01/24/11	Royal Bank of Scotland	8,900	(250,843)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 01/24/11	Deutsche Bank	11,800	(332,578)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 01/24/11	Citigroup Global Markets	1,200	(33,821)

			(1,867,962)

Put Options
10 Year U.S. Treasury Note Futures, expiring 07/23/10, Strike Price $119.50		2,300	(2,156)
expiring 08/27/10, Strike Price $114.00		1,400	(656)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
5 Year Euro-Bobl Future, expiring 09/10/10, Strike Price $97.38		$131,000	$(819)
Currency Option USD vs JPY, expiring 07/21/10, @ FX Rate 90.00	Bank of America	400	(8,612)
expiring 07/21/10, @ FX Rate 90.00	Morgan Stanley	200	(4,306)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA, expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets	1,500	(16,798)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets	4,200	(47,673)
Interest Rate Swap Options, Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Goldman Sachs & Co.	1,700	(60)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Goldman Sachs & Co.	3,900	(137)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Morgan Stanley	2,400	(84)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	1,100	(39)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	2,500	(88)
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	2,800	(28)

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Bank of America	$3,900	$(39)
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Goldman Sachs & Co.	2,200	(22)
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	3,200	(32)
Receive a fixed rate of 5.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	3,000	—
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	5,200	(1)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	1,100	—
Receive a fixed rate of 5.37% and pay a floating rate based on 3-month LIBOR, expiring 09/20/10	Royal Bank of Scotland	2,000	(1)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Barclays Capital Group	2,700	(311)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Bank of America	3,400	(392)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	14,200	(1,638)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Goldman Sachs & Co.	$1,400	$(162)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, expiring 12/01/10	Royal Bank of Scotland	4,300	(1,500)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 01/24/11	Citigroup Global Markets	1,200	(1,076)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 01/24/11	Deutsche Bank	11,800	(10,581)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Royal Bank of Scotland	600	(254)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	300	(127)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	3,500	(1,481)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Barclays Capital Group	200	(85)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Credit Suisse First Boston Corp.	100	(42)

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

		Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12		Royal Bank	$400	$(169)
		of Scotland
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12		Morgan Stanley	2,300	(973)

				(100,342)

TOTAL OPTIONS WRITTEN (premiums received $1,164,812)				(1,968,304)

Interest Rate	Maturity Date		Principal Amount (000)#
SECURITIES SOLD SHORT — (0.8)%
Federal National Mortgage Assoc.
4.50%	TBA		6,700	(6,943,920)
5.00%	TBA		1,000	(1,057,969)
5.00%	TBA		2,000	(2,108,438)
5.50%	TBA		7,000	(7,490,000)

TOTAL SECURITIES SOLD SHORT (proceeds received $17,538,797)				(17,600,327)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND
SECURITIES SOLD SHORT(o) — 112.8% (cost $2,514,835,693; Note 6)				2,462,448,246
Other liabilities in excess of other assets(x) — (12.8)%				(279,810,555)

NET ASSETS — 100.0%				$2,182,637,691

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
FDIC	Federal Depositary Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
iBoxx	Bond Market Indices
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
USD	United States Dollar

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of June 30, 2010. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $80,314,039; cash collateral of $83,061,645 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(m)	Repurchase agreements are collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the purchase yields at trade date.

(o)	As of June 30, 2010, 256 securities representing $333,739,160 and 15.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(t)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate, credit default and total return swap agreements as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)(1)
Long Positions:
297	90 Day Euro Dollar	Sep 10	$73,390,711	$73,763,663	$372,952
45	90 Day Euro Dollar	Dec 10	11,139,687	11,163,375	23,688
65	90 Day Euro EURIBOR	Sep 10	19,684,411	19,687,546	3,135
75	90 Day Euro EURIBOR	Dec 10	22,707,594	22,686,593	(21,001)
21	90 Day Euro EURIBOR	Jun 11	6,287,466	6,345,183	57,717
293	90 Day Sterling	Dec 10	54,042,339	54,201,498	159,159
11	2 Year U.S. Treasury Notes	Sep 10	2,397,047	2,407,109	10,062
141	3 Year Australian Bond	Sep 10	31,727,194	31,818,877	91,683
7	10 Year Canadian Bond	Sep 10	802,940	814,250	11,310
86	10 Year Euro-Bund	Sep 10	13,508,572	13,607,340	98,768
10	10 Year Japanese Bond	Sep 10	15,849,914	16,022,170	172,256
12	10 Year U.K. Gilt	Sep 10	2,131,660	2,170,327	38,667
448	10 Year U.S. Treasury Notes	Sep 10	53,825,452	54,900,999	1,075,547
274	MSCI EAFE Index E-Mini	Sep 10	18,695,300	18,018,240	(677,060)
82	Russell 2000 Mini	Sep 10	5,138,180	4,983,960	(154,220)
187	S&P 500	Sep 10	49,760,300	47,993,550	(1,766,750)
134	S&P 500 E-Mini	Sep 10	7,320,762	6,878,220	(442,542)

					$(946,629)

(1)	Cash of $124,500 and U.S. Treasury Obligations with a market value of $12,088,426 has been segregated to cover requirements for open futures contracts as of June 30, 2010.

Forward foreign currency exchange contracts outstanding at June 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/03/10	Goldman Sachs & Co.	BRL	847	$464,931	$465,578	$647
Canadian Dollar,
Expiring 07/07/10	Citigroup Global Markets	CAD	1,443	1,373,422	1,355,444	(17,978)
Expiring 07/07/10	Citigroup Global Markets	CAD	938	891,504	881,086	(10,418)
Expiring 07/07/10	Credit Suisse First Boston Corp.	CAD	397	390,694	372,911	(17,783)
Expiring 07/07/10	Royal Bank of Scotland	CAD	298	286,200	279,918	(6,282)
Expiring 07/07/10	UBS Securities	CAD	130	129,252	122,112	(7,140)
Chinese Yuan,
Expiring 11/16/10	Barclays Capital Group	CNY	2,939	445,000	434,949	(10,051)
Expiring 11/17/10	Barclays Capital Group	CNY	9,676	1,438,827	1,431,939	(6,888)
Expiring 11/17/10	Citigroup Global Markets	CNY	524	79,000	77,552	(1,448)
Expiring 11/17/10	Citigroup Global Markets	CNY	431	65,000	63,809	(1,191)
Expiring 11/17/10	Deutsche Bank	CNY	517	78,000	76,565	(1,435)
Expiring 11/17/10	Deutsche Bank	CNY	438	66,000	64,795	(1,205)
Expiring 11/17/10	Deutsche Bank	CNY	430	65,000	63,660	(1,340)
Expiring 11/17/10	Deutsche Bank	CNY	282	42,640	41,761	(879)
Expiring 11/17/10	Deutsche Bank	CNY	133	20,000	19,647	(353)
Expiring 11/17/10	Goldman Sachs & Co.	CNY	6,234	940,000	922,564	(17,436)
Expiring 11/17/10	JPMorgan Chase	CNY	867	130,649	128,370	(2,279)
Expiring 11/17/10	Morgan Stanley	CNY	2,703	410,000	400,059	(9,941)
Expiring 11/17/10	Morgan Stanley	CNY	265	40,000	39,175	(825)
Expiring 11/17/10	Morgan Stanley	CNY	265	40,000	39,163	(837)
Expiring 11/23/10	Bank of America	CNY	19,915	2,995,249	2,947,973	(47,276)

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (continued),
Expiring 11/23/10	Barclays Capital Group	CNY	192	$29,000	$28,459	$(541)
Expiring 11/23/10	Barclays Capital Group	CNY	133	20,000	19,655	(345)
Expiring 01/10/11	Deutsche Bank	CNY	1,567	234,013	232,522	(1,491)
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	5,089	762,000	754,996	(7,004)
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	4,749	712,000	704,558	(7,442)
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	3,249	487,000	482,018	(4,982)
Expiring 01/10/11	JPMorgan Chase	CNY	14,242	2,132,000	2,112,719	(19,281)
Expiring 01/10/11	JPMorgan Chase	CNY	4,747	712,000	704,241	(7,759)
Expiring 01/10/11	JPMorgan Chase	CNY	2,260	338,653	335,264	(3,389)
Expiring 01/10/11	JPMorgan Chase	CNY	1,859	279,000	275,753	(3,247)
Expiring 01/10/11	Morgan Stanley	CNY	3,684	553,000	546,522	(6,478)
Expiring 01/10/11	Morgan Stanley	CNY	1,594	240,000	236,441	(3,559)
Expiring 01/10/11	Morgan Stanley	CNY	996	150,000	147,776	(2,224)
Expiring 01/10/11	Morgan Stanley	CNY	929	140,000	137,862	(2,138)
Expiring 01/10/11	Morgan Stanley	CNY	531	80,000	78,778	(1,222)
Expiring 04/07/11	Barclays Capital Group	CNY	530	80,000	78,960	(1,040)
Expiring 04/07/11	Barclays Capital Group	CNY	530	80,000	78,942	(1,058)
Expiring 04/07/11	Barclays Capital Group	CNY	530	80,000	78,924	(1,076)
Expiring 04/07/11	Barclays Capital Group	CNY	530	80,000	78,920	(1,080)
Expiring 04/07/11	Credit Suisse First Boston Corp.	CNY	550	83,000	81,893	(1,107)
Expiring 04/07/11	Credit Suisse First Boston Corp.	CNY	549	83,000	81,852	(1,148)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	516	78,000	76,893	(1,107)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	172	26,000	25,650	(350)
Expiring 04/07/11	JPMorgan Chase	CNY	3,634	548,000	541,608	(6,392)
Expiring 04/07/11	JPMorgan Chase	CNY	827	125,000	123,225	(1,775)
Expiring 04/07/11	Morgan Stanley	CNY	6,699	1,012,000	998,310	(13,690)
Expiring 04/28/11	Citigroup Global Markets	CNY	2,560	387,000	381,869	(5,131)
Expiring 04/28/11	JPMorgan Chase	CNY	3,083	466,000	459,891	(6,109)
Expiring 06/15/11	Barclays Capital Group	CNY	3,306	497,480	494,472	(3,008)
Expiring 06/15/11	Deutsche Bank	CNY	2,939	445,607	439,614	(5,993)
Expiring 06/15/11	Deutsche Bank	CNY	1,081	168,000	161,695	(6,305)
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	1,682	253,000	251,622	(1,378)
Expiring 06/15/11	JPMorgan Chase	CNY	7,035	1,070,000	1,052,248	(17,752)
Expiring 06/15/11	Royal Bank of Scotland	CNY	3,045	457,793	455,402	(2,391)
Expiring 02/13/12	Barclays Capital Group	CNY	2,863	443,969	435,499	(8,470)
Expiring 02/13/12	Barclays Capital Group	CNY	2,572	399,848	391,308	(8,540)
Expiring 02/13/12	Citigroup Global Markets	CNY	2,728	423,067	414,932	(8,135)
Expiring 02/13/12	Citigroup Global Markets	CNY	2,112	328,600	321,231	(7,369)
Expiring 02/13/12	Citigroup Global Markets	CNY	1,486	230,867	226,094	(4,773)
Expiring 02/13/12	Deutsche Bank	CNY	2,713	421,073	412,720	(8,353)
Expiring 02/13/12	Deutsche Bank	CNY	2,611	405,251	397,242	(8,009)
Expiring 02/13/12	JPMorgan Chase	CNY	3,306	514,000	502,865	(11,135)
Expiring 02/13/12	JPMorgan Chase	CNY	2,762	428,673	420,201	(8,472)
Expiring 02/13/12	UBS Securities	CNY	2,180	338,603	331,706	(6,897)
Euro,
Expiring 07/26/10	Barclays Capital Group	EUR	907	1,113,505	1,109,261	(4,244)
Expiring 07/26/10	Barclays Capital Group	EUR	182	225,745	222,586	(3,159)
Expiring 07/26/10	Citigroup Global Markets	EUR	541	666,074	661,643	(4,431)
Expiring 07/26/10	Citigroup Global Markets	EUR	402	494,428	491,646	(2,782)
Expiring 07/26/10	Citigroup Global Markets	EUR	102	126,400	124,746	(1,654)
Expiring 07/26/10	Hong Kong & Shanghai Bank	EUR	1,552	1,900,610	1,898,096	(2,514)
Expiring 07/26/10	JPMorgan Chase	EUR	119	144,867	145,537	670
Expiring 07/26/10	Morgan Stanley	EUR	440	544,016	538,120	(5,896)
Expiring 07/26/10	Morgan Stanley	EUR	388	465,581	474,524	8,943
Expiring 07/26/10	Morgan Stanley	EUR	338	405,583	413,374	7,791
Expiring 07/26/10	Morgan Stanley	EUR	173	213,897	211,579	(2,318)
Expiring 07/26/10	Royal Bank of Canada	EUR	1,144	1,431,373	1,399,112	(32,261)
Expiring 07/26/10	Royal Bank of Scotland	EUR	684	855,821	836,532	(19,289)

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued)
Expiring 07/26/10	Royal Bank of Scotland	EUR	207	$252,063	$253,161	$1,098
Expiring 07/26/10	UBS Securities	EUR	322	391,962	393,806	1,844
Expiring 07/26/10	UBS Securities	EUR	145	178,060	177,335	(725)
Expiring 07/26/10	UBS Securities	EUR	114	139,992	139,422	(570)
Expiring 08/24/10	Citigroup Global Markets	EUR	522	644,430	638,513	(5,917)
Indian Rupee,
Expiring 03/09/11	UBS Securities	INR	399	8,605	8,390	(215)
Indonesian Rupiah,
Expiring 09/17/10	JPMorgan Chase	IDR	4,272,750	405,000	465,135	60,135
Expiring 11/24/10	Barclays Capital Group	IDR	3,909,200	400,000	420,905	20,905
Expiring 11/24/10	Citigroup Global Markets	IDR	3,794,700	390,000	408,577	18,577
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	3,017,870	314,034	324,935	10,901
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	2,302,800	240,000	247,943	7,943
Japanese Yen,
Expiring 07/14/10	Credit Suisse First Boston Corp.	JPY	415,536	4,549,905	4,700,900	150,995
Malaysian Ringgit,
Expiring 10/12/10	Citigroup Global Markets	MYR	18	5,395	5,678	283
Mexican Peso,
Expiring 09/24/10	Deutsche Bank	MXN	175	13,298	13,405	107
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	20,182	1,565,864	1,545,939	(19,925)
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	10,501	814,783	804,415	(10,368)
Norwegian Krona,
Expiring 09/21/10	Citigroup Global Markets	NOK	5,301	824,705	811,053	(13,652)
Philippine Peso,
Expiring 11/15/10	UBS Securities	PHP	104	2,280	2,212	(68)
Expiring 11/15/10	UBS Securities	PHP	72	1,568	1,521	(47)
South Korean Won,
Expiring 07/28/10	Barclays Capital Group	KRW	1,322,032	1,060,000	1,080,817	20,817
Expiring 07/28/10	Barclays Capital Group	KRW	144,000	121,519	117,726	(3,793)
Expiring 07/28/10	Barclays Capital Group	KRW	16,000	13,502	13,081	(421)
Expiring 07/28/10	Citigroup Global Markets	KRW	305,397	266,676	249,675	(17,001)
Expiring 07/28/10	Deutsche Bank	KRW	142,563	119,470	116,552	(2,918)
Expiring 07/28/10	Deutsche Bank	KRW	142,363	120,667	116,388	(4,279)
Expiring 07/28/10	Deutsche Bank	KRW	120,280	100,000	98,334	(1,666)
Expiring 07/28/10	Deutsche Bank	KRW	15,953	13,369	13,042	(327)
Expiring 07/28/10	Deutsche Bank	KRW	15,939	13,510	13,031	(479)
Expiring 07/28/10	JPMorgan Chase	KRW	356,100	300,000	291,127	(8,873)
Expiring 07/28/10	Morgan Stanley	KRW	399,680	320,000	326,755	6,755
Expiring 07/28/10	Morgan Stanley	KRW	236,677	200,124	193,493	(6,631)
Expiring 07/28/10	Morgan Stanley	KRW	26,498	22,406	21,663	(743)
Expiring 08/27/10	Morgan Stanley	KRW	566,513	481,197	462,674	(18,523)
Expiring 08/27/10	Morgan Stanley	KRW	63,427	53,875	51,801	(2,074)
Expiring 11/12/10	Barclays Capital Group	KRW	378,672	307,164	306,468	(696)
Expiring 11/12/10	Barclays Capital Group	KRW	328,710	276,855	268,151	(8,704)
Expiring 11/12/10	Barclays Capital Group	KRW	254,765	217,599	207,829	(9,770)
Expiring 11/12/10	Barclays Capital Group	KRW	121,140	98,264	98,285	21
Expiring 11/12/10	Barclays Capital Group	KRW	117,820	100,000	96,114	(3,886)
Expiring 11/12/10	Barclays Capital Group	KRW	117,640	100,000	95,967	(4,033)
Expiring 11/12/10	Barclays Capital Group	KRW	105,150	88,562	85,778	(2,784)
Expiring 11/12/10	Barclays Capital Group	KRW	28,524	24,363	23,269	(1,094)
Expiring 11/12/10	Citigroup Global Markets	KRW	696,940	579,239	568,541	(10,698)
Expiring 11/12/10	Citigroup Global Markets	KRW	222,950	185,297	181,875	(3,422)
Expiring 11/12/10	Citigroup Global Markets	KRW	140,310	120,000	114,460	(5,540)
Expiring 11/12/10	Citigroup Global Markets	KRW	140,112	120,000	114,299	(5,701)
Expiring 11/12/10	Citigroup Global Markets	KRW	139,428	120,000	113,741	(6,259)
Expiring 11/12/10	Citigroup Global Markets	KRW	139,268	119,262	113,610	(5,652)
Expiring 11/12/10	Citigroup Global Markets	KRW	138,564	120,000	113,036	(6,964)
Expiring 11/12/10	Citigroup Global Markets	KRW	81,848	70,000	66,769	(3,231)

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won (continued)
Expiring 11/12/10	Citigroup Global Markets	KRW	81,333	$70,000	$66,349	$(3,651)
Expiring 11/12/10	Citigroup Global Markets	KRW	80,829	70,000	65,938	(4,062)
Expiring 11/12/10	Citigroup Global Markets	KRW	70,068	60,000	57,159	(2,841)
Expiring 11/12/10	Citigroup Global Markets	KRW	70,056	60,000	57,149	(2,851)
Expiring 11/12/10	Citigroup Global Markets	KRW	69,540	60,000	56,728	(3,272)
Expiring 11/12/10	Citigroup Global Markets	KRW	35,034	30,000	28,580	(1,420)
Expiring 11/12/10	Citigroup Global Markets	KRW	34,770	30,000	28,364	(1,636)
Expiring 11/12/10	Citigroup Global Markets	KRW	15,592	13,352	12,719	(633)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,693	10,000	9,538	(462)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,678	10,000	9,527	(473)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,676	10,000	9,525	(475)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,619	10,000	9,478	(522)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,590	10,000	9,455	(545)
Expiring 11/12/10	Citigroup Global Markets	KRW	11,547	10,000	9,420	(580)
Expiring 11/12/10	Deutsche Bank	KRW	139,512	120,000	113,809	(6,191)
Expiring 11/12/10	Deutsche Bank	KRW	69,756	60,000	56,905	(3,095)
Expiring 11/12/10	Deutsche Bank	KRW	11,626	10,000	9,484	(516)
Expiring 11/12/10	Goldman Sachs & Co.	KRW	317,390	260,658	258,916	(1,742)
Expiring 11/12/10	Goldman Sachs & Co.	KRW	70,380	60,000	57,414	(2,586)
Expiring 11/12/10	Goldman Sachs & Co.	KRW	35,190	30,000	28,707	(1,293)
Expiring 11/12/10	Goldman Sachs & Co.	KRW	11,730	10,000	9,569	(431)
Expiring 11/12/10	JPMorgan Chase	KRW	263,523	230,000	214,973	(15,027)
Expiring 11/12/10	JPMorgan Chase	KRW	167,704	141,917	136,807	(5,110)
Expiring 11/12/10	JPMorgan Chase	KRW	152,081	130,000	124,062	(5,938)
Expiring 11/12/10	JPMorgan Chase	KRW	137,490	120,000	112,160	(7,840)
Expiring 11/12/10	JPMorgan Chase	KRW	113,350	100,000	92,467	(7,533)
Expiring 11/12/10	JPMorgan Chase	KRW	113,350	100,000	92,467	(7,533)
Expiring 11/12/10	JPMorgan Chase	KRW	91,660	80,000	74,773	(5,227)
Expiring 11/12/10	JPMorgan Chase	KRW	81,890	70,000	66,803	(3,197)
Expiring 11/12/10	JPMorgan Chase	KRW	78,579	66,497	64,102	(2,395)
Expiring 11/12/10	JPMorgan Chase	KRW	39,016	33,017	31,828	(1,189)
Expiring 11/12/10	JPMorgan Chase	KRW	11,699	10,000	9,543	(457)
Expiring 11/12/10	Morgan Stanley	KRW	276,264	240,000	225,367	(14,633)
Expiring 11/12/10	Morgan Stanley	KRW	149,643	130,000	122,074	(7,926)
Expiring 11/12/10	Morgan Stanley	KRW	92,088	80,000	75,122	(4,878)
Expiring 11/12/10	Royal Bank of Scotland	KRW	101,530	83,382	82,825	(557)
Expiring 11/12/10	UBS Securities	KRW	795,495	701,000	648,939	(52,061)
Swiss Franc,
Expiring 07/06/10	Goldman Sachs & Co.	CHF	90	80,000	83,883	3,883
Expiring 09/21/10	Morgan Stanley	CHF	90	83,626	85,108	1,482
New Taiwanese Dollar,
Expiring 01/14/11	Deutsche Bank	TWD	20,815	672,862	657,387	(15,475)
Expiring 01/14/11	Deutsche Bank	TWD	6,338	201,333	200,168	(1,165)
Expiring 01/14/11	JPMorgan Chase	TWD	16,625	526,441	525,057	(1,384)
Expiring 01/14/11	Morgan Stanley	TWD	25,591	814,352	808,224	(6,128)
Expiring 01/14/11	UBS Securities	TWD	13,859	437,261	437,700	439

				$58,932,327	$58,383,306	$(549,021)

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/30/10	JPMorgan Chase	AUD	15,675	$13,605,900	$13,146,197	$459,703
Expiring 07/30/10	JPMorgan Chase	AUD	260	225,994	218,358	7,636
Brazilian Real,
Expiring 08/03/10	Goldman Sachs & Co.	BRL	42	23,304	23,336	(32)
Expiring 08/03/10	Hong Kong & Shanghai Bank	BRL	262	137,000	143,998	(6,998)
Expiring 08/03/10	Hong Kong & Shanghai Bank	BRL	157	82,000	86,094	(4,094)
Expiring 08/03/10	Morgan Stanley	BRL	106	55,000	58,405	(3,405)
British Pound,
Expiring 09/23/10	Royal Bank of Scotland	GBP	8,131	12,029,327	12,148,014	(118,687)
Expiring 09/23/10	Royal Bank of Scotland	GBP	901	1,332,975	1,346,127	(13,152)
Expiring 09/23/10	Royal Bank of Scotland	GBP	433	640,598	646,918	(6,320)
Canadian Dollar,
Expiring 07/07/10	Citigroup Global Markets	CAD	170	160,029	159,685	344
Expiring 07/07/10	Citigroup Global Markets	CAD	13	12,356	12,211	145
Expiring 07/07/10	Morgan Stanley	CAD	79	75,000	74,478	522
Expiring 07/07/10	Royal Bank of Scotland	CAD	347	338,999	325,945	13,054
Expiring 07/07/10	UBS Securities	CAD	12,104	12,034,393	11,369,576	664,817
Expiring 07/07/10	UBS Securities	CAD	4,212	4,187,778	3,956,432	231,346
Chinese Yuan,
Expiring 11/16/10	Deutsche Bank	CNY	2,939	438,363	434,949	3,414
Expiring 11/17/10	Barclays Capital Group	CNY	4,673	686,500	691,595	(5,095)
Expiring 11/17/10	Barclays Capital Group	CNY	2,572	383,799	380,656	3,143
Expiring 11/17/10	Barclays Capital Group	CNY	1,550	230,867	229,420	1,447
Expiring 11/17/10	Citigroup Global Markets	CNY	2,112	315,350	312,487	2,863
Expiring 11/17/10	Hong Kong & Shanghai Bank	CNY	3,439	515,000	508,953	6,047
Expiring 11/17/10	Royal Bank of Scotland	CNY	4,622	679,000	684,040	(5,040)
Expiring 11/23/10	Barclays Capital Group	CNY	2,982	443,969	441,358	2,611
Expiring 11/23/10	Barclays Capital Group	CNY	40	6,000	5,888	112
Expiring 11/23/10	Citigroup Global Markets	CNY	2,841	423,067	420,523	2,544
Expiring 11/23/10	Deutsche Bank	CNY	2,828	421,073	418,541	2,532
Expiring 11/23/10	Deutsche Bank	CNY	2,722	405,250	402,993	2,257
Expiring 11/23/10	JPMorgan Chase	CNY	3,443	514,000	509,691	4,309
Expiring 11/23/10	JPMorgan Chase	CNY	2,879	428,673	426,221	2,452
Expiring 11/23/10	UBS Securities	CNY	2,180	324,252	322,758	1,494
Expiring 01/10/11	Barclays Capital Group	CNY	4,668	686,500	692,411	(5,911)
Expiring 01/10/11	Citigroup Global Markets	CNY	10,100	1,490,000	1,498,341	(8,341)
Expiring 01/10/11	JPMorgan Chase	CNY	10,372	1,530,000	1,538,611	(8,611)
Danish Krone,
Expiring 09/21/10	Citigroup Global Markets	DKK	83	13,745	13,630	115
Euro,
Expiring 07/06/10	Morgan Stanley	EUR	31	38,065	38,806	(741)
Expiring 07/26/10	Barclays Capital Group	EUR	2,819	3,460,830	3,447,638	13,192
Expiring 07/26/10	Barclays Capital Group	EUR	616	756,251	753,368	2,883
Expiring 07/26/10	Citigroup Global Markets	EUR	630	774,850	770,490	4,360
Expiring 07/26/10	Citigroup Global Markets	EUR	379	469,662	463,517	6,145
Expiring 07/26/10	Citigroup Global Markets	EUR	206	255,278	251,938	3,340
Expiring 07/26/10	Citigroup Global Markets	EUR	145	178,929	177,335	1,594
Expiring 07/26/10	Citigroup Global Markets	EUR	45	55,180	55,035	145
Expiring 07/26/10	Credit Suisse First Boston Corp.	EUR	4,776	6,400,485	5,841,050	559,435
Expiring 07/26/10	Deutsche Bank	EUR	2,390	2,958,036	2,922,971	35,065
Expiring 07/26/10	Deutsche Bank	EUR	475	568,235	580,925	(12,690)
Expiring 07/26/10	Deutsche Bank	EUR	201	247,968	245,823	2,145
Expiring 07/26/10	Hong Kong & Shanghai Bank	EUR	1,891	2,315,757	2,312,694	3,063
Expiring 07/26/10	JPMorgan Chase	EUR	23	28,203	28,129	74
Expiring 07/26/10	Royal Bank of Scotland	EUR	2,926	3,626,554	3,578,499	48,055
Expiring 07/26/10	Royal Bank of Scotland	EUR	2,316	2,794,694	2,832,469	(37,775)
Expiring 07/26/10	Royal Bank of Scotland	EUR	923	1,134,441	1,128,829	5,612
Expiring 07/26/10	Royal Bank of Scotland	EUR	848	1,032,605	1,037,104	(4,499)

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued)
Expiring 07/26/10	Royal Bank of Scotland	EUR	528	$653,727	$645,744	$7,983
Expiring 07/26/10	UBS Securities	EUR	78,174	96,807,162	95,606,836	1,200,326
Expiring 07/26/10	UBS Securities	EUR	349	431,702	426,827	4,875
Expiring 08/24/10	Citigroup Global Markets	EUR	7,833	9,670,152	9,581,358	88,794
Indian Rupee,
Expiring 03/09/11	Barclays Capital Group	INR	185	4,000	3,900	100
Expiring 03/09/11	UBS Securities	INR	643	13,877	13,530	347
Japanese Yen,
Expiring 07/14/10	Hong Kong & Shanghai Bank	JPY	29,259	330,000	331,000	(1,000)
Expiring 07/14/10	Royal Bank of Canada	JPY	998,049	10,912,171	11,290,788	(378,617)
Expiring 07/14/10	Royal Bank of Canada	JPY	120,166	1,313,835	1,359,421	(45,586)
Expiring 07/14/10	Royal Bank of Scotland	JPY	70,261	768,199	794,853	(26,654)
Expiring 09/15/10	Barclays Capital Group	JPY	588,791	6,655,170	6,668,838	(13,668)
Malaysian Ringgit,
Expiring 10/12/10	Citigroup Global Markets	MYR	3	957	1,008	(51)
Expiring 10/12/10	Deutsche Bank	MYR	18	5,722	5,678	44
Mexican Peso,
Expiring 09/24/10	Citigroup Global Markets	MXN	2,477	200,000	189,734	10,266
Expiring 09/24/10	Citigroup Global Markets	MXN	1,242	100,000	95,143	4,857
Expiring 09/24/10	Deutsche Bank	MXN	5,296	425,612	405,672	19,940
Expiring 09/24/10	Goldman Sachs & Co.	MXN	4,961	400,000	379,988	20,012
Expiring 09/24/10	Goldman Sachs & Co.	MXN	3,721	300,000	285,049	14,951
Expiring 09/24/10	Robertson Stephens & Co., Inc.	MXN	2,485	200,000	190,354	9,646
New Zealand Dollar,
Expiring 07/30/10	JPMorgan Chase	NZD	111	78,810	75,972	2,838
Philippine Peso,
Expiring 11/15/10	Barclays Capital Group	PHP	52	1,119	1,106	13
Expiring 11/15/10	Citigroup Global Markets	PHP	72	1,534	1,521	13
Expiring 11/15/10	Citigroup Global Markets	PHP	52	1,116	1,106	10
Singapore Dollar,
Expiring 09/16/10	Goldman Sachs & Co.	SGD	84	60,000	60,341	(341)
Expiring 09/16/10	JPMorgan Chase	SGD	1	553	553	—
Swedish Krona,
Expiring 09/21/10	Citigroup Global Markets	SEK	1,365	175,146	175,052	94
Swiss Franc,
Expiring 07/06/10	Morgan Stanley	CHF	90	83,875	85,355	(1,480)
Expiring 09/21/10	Citigroup Global Markets	CHF	92	81,820	85,493	(3,673)
South Korean Won,
Expiring 07/28/10	Barclays Capital Group	KRW	412,128	353,000	336,932	16,068
Expiring 07/28/10	Barclays Capital Group	KRW	378,672	307,788	309,930	(2,142)
Expiring 07/28/10	Barclays Capital Group	KRW	328,710	277,369	268,734	8,635
Expiring 07/28/10	Barclays Capital Group	KRW	121,140	98,464	98,495	(31)
Expiring 07/28/10	Barclays Capital Group	KRW	105,150	88,727	85,965	2,762
Expiring 07/28/10	Citigroup Global Markets	KRW	696,940	580,396	569,778	10,618
Expiring 07/28/10	Citigroup Global Markets	KRW	222,950	185,668	182,271	3,397
Expiring 07/28/10	Morgan Stanley	KRW	558,873	479,000	456,903	22,097
Expiring 07/28/10	Royal Bank of Scotland	KRW	317,390	261,280	259,480	1,800
Expiring 07/28/10	Royal Bank of Scotland	KRW	101,530	83,581	83,005	576
Expiring 08/27/10	Barclays Capital Group	KRW	489,078	419,000	399,432	19,568
Expiring 08/27/10	Morgan Stanley	KRW	206,559	177,000	168,698	8,302
Expiring 11/12/10	Barclays Capital Group	KRW	274,324	231,692	223,785	7,907
Expiring 11/12/10	Barclays Capital Group	KRW	119,538	100,961	97,515	3,446
Expiring 11/12/10	Citigroup Global Markets	KRW	305,397	265,748	249,133	16,615
Expiring 11/12/10	Citigroup Global Markets	KRW	267,749	226,283	218,421	7,862
Expiring 11/12/10	Citigroup Global Markets	KRW	116,672	98,603	95,177	3,426
Expiring 11/12/10	Royal Bank of Scotland	KRW	268,121	226,779	218,724	8,055
Expiring 11/12/10	Royal Bank of Scotland	KRW	202,736	172,000	165,386	6,614
Expiring 11/12/10	Royal Bank of Scotland	KRW	202,702	172,000	165,358	6,642

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won (continued)
Expiring 11/12/10	Royal Bank of Scotland	KRW	116,834	$98,819	$95,309	$3,510
Expiring 11/12/10	Royal Bank of Scotland	KRW	113,950	100,000	92,957	7,043
Expiring 11/12/10	Royal Bank of Scotland	KRW	78,973	67,000	64,423	2,577
Expiring 11/12/10	Royal Bank of Scotland	KRW	78,960	67,000	64,413	2,587

				$216,786,501	$213,847,904	$2,938,597

Interest rate swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	12/15/20		$1,100	4.00%	3 month LIBOR	$76,996	$50,920	$26,076
HSBC Bank USA, N.A.(1)	12/15/20		4,500	4.00%	3 month LIBOR	315,476	303,045	12,431
Royal Bank of Scotland PLC(1)	12/15/20		4,300	4.00%	3 month LIBOR	300,985	218,307	82,678
Deutsche Bank AG(1)	12/15/20	AUD	4,700	6.00%	6 month Australian Bank Bill rate	106,598	21,321	85,277
Barclays Bank PLC(1)	01/02/12	BRL	2,800	10.68%	Brazilian interbank lending rate	(29,117)	(15,868)	(13,249)
Barclays Bank PLC(1)	01/02/13	BRL	1,400	12.29%	Brazilian interbank lending rate	8,357	4,882	3,475
Barclays Bank PLC(1)	01/02/14	BRL	1,300	11.99%	Brazilian interbank lending rate	862	393	469
Credit Suisse International(1)	01/02/13	BRL	3,600	12.48%	Brazilian interbank lending rate	15,003	(740)	15,743
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	2,900	11.67%	Brazilian interbank lending rate	31,169	21,896	9,273
Goldman Sachs Capital Markets, L.P.(1)	01/02/14	BRL	2,000	11.96%	Brazilian interbank lending rate	683	(555)	1,238
Goldman Sachs Capital Markets, L.P.(1)	01/02/13	BRL	1,300	11.93%	Brazilian interbank lending rate	1,988	(3,367)	5,355
Goldman Sachs Capital Markets, L.P.(1)	01/02/13	BRL	3,200	11.89%	Brazilian interbank lending rate	4,316	1,608	2,708
Goldman Sachs Capital Markets, L.P.(1)	01/02/14	BRL	12,300	11.96%	Brazilian interbank lending rate	4,201	(9,362)	13,563
HSBC Bank USA, N.A.(1)	01/02/12	BRL	600	14.77%	Brazilian interbank lending rate	29,023	2,198	26,825
HSBC Bank USA, N.A.(1)	01/02/12	BRL	200	11.65%	Brazilian interbank lending rate	2,044	1,004	1,040
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,600	11.14%	Brazilian interbank lending rate	7,585	5,463	2,122
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,200	11.36%	Brazilian interbank lending rate	7,972	5,745	2,227
HSBC Bank USA, N.A.(1)	01/02/12	BRL	800	11.67%	Brazilian interbank lending rate	8,598	4,476	4,122
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,400	11.67%	Brazilian interbank lending rate	15,048	8,443	6,605
HSBC Bank USA, N.A.(1)	01/02/13	BRL	1,400	11.89%	Brazilian interbank lending rate	1,888	1,754	134
HSBC Bank USA, N.A.(1)	01/02/14	BRL	6,300	12.12%	Brazilian interbank lending rate	17,444	12,899	4,545
Merrill Lynch & Co.(1)	01/02/12	BRL	200	14.77%	Brazilian interbank lending rate	9,674	211	9,463
Merrill Lynch & Co.(1)	01/02/12	BRL	200	11.65%	Brazilian interbank lending rate	2,044	1,004	1,040
Merrill Lynch & Co.(1)	01/02/12	BRL	3,200	10.99%	Brazilian interbank lending rate	3,661	5,234	(1,573)
Merrill Lynch & Co.(1)	01/02/12	BRL	2,200	11.67%	Brazilian interbank lending rate	23,645	12,342	11,303
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	1,700	11.67%	Brazilian interbank lending rate	18,271	9,485	8,786
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	1,200	11.98%	Brazilian interbank lending rate	2,590	—	2,590
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	1,400	12.59%	Brazilian interbank lending rate	7,384	1,895	5,489
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	300	11.63%	Brazilian interbank lending rate	(143)	(439)	296
UBS AG(1)	01/02/12	BRL	3,400	10.58%	Brazilian interbank lending rate	(42,139)	(9,445)	(32,694)
UBS AG(1)	01/02/12	BRL	1,000	11.02%	Brazilian interbank lending rate	1,766	—	1,766
UBS AG(1)	01/02/13	BRL	2,100	12.07%	Brazilian interbank lending rate	7,178	(6,831)	14,009

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank(1)	10/15/11	EUR	100	2.03%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	$3,799	$—	$3,799
JPMorgan Chase Bank(1)	07/14/11	EUR	700	2.26%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	37,352	—	37,352
Bank of America N.A.(1)	06/16/35	JPY	420,000	2.15%	6 month LIBOR	234,883	(16,995)	251,878
Deutsche Bank AG(1)	12/15/35	JPY	60,000	2.50%	6 month LIBOR	83,088	(1,781)	84,869
Deutsche Bank AG(1)	12/15/20	JPY	1,430,000	1.50%	6 month LIBOR	376,476	113,881	262,595
Deutsche Bank AG(1)	06/20/27	JPY	110,000	3.00%	6 month LIBOR	57,957	2,749	55,208
Morgan Stanley Capital Services, Inc.(1)	06/20/27	JPY	30,000	3.00%	6 month LIBOR	15,806	1,256	14,550
UBS AG(1)	06/20/27	JPY	40,000	3.00%	6 month LIBOR	21,076	812	20,264
UBS AG(1)	06/16/35	JPY	290,000	2.15%	6 month LIBOR	162,181	(11,643)	173,824

						$1,953,668	$736,197	$1,217,471

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
Credit default swaps on credit indices – Sell Protection(1)
Bank of America N.A.	12/20/19	$12,700	1.00%	Dow Jones CDX NA IG 13 10Y	$(259,815)	$(164,581)	$(95,234)
Morgan Stanley Capital Services, Inc.	12/20/15	330	0.46%	Dow Jones CDX NA IG 5 10Y	(53,553)	—	(53,553)

					$(313,368)	$(164,581)	$(148,787)

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at June 30, 2010(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1)
UBS AG	06/20/15	$1,900	1.00%	Australian Government, 6.50%, due 05/15/13	0.587%	$37,815	$35,566	$2,249
Barclays Bank PLC	06/20/15	500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.351%	(7,862)	(4,214)	(3,648)
Deutsche Bank AG	06/20/20	600	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.625%	(29,970)	(19,573)	(10,397)
Royal Bank of Scotland PLC	06/20/15	500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.351%	(7,863)	(9,447)	1,584
Citigroup, Inc.	06/20/15	2,000	0.25%	France (Govt. of), 4.25%, due 04/25/19	0.954%	(59,654)	(46,511)	(13,143)
Barclays Bank PLC	03/20/12	600	1.00%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12 1.763%		(7,559)	(283)	(7,276)
Deutsche Bank AG	03/20/11	600	1.00%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12 1.730%		(2,991)	630	(3,621)
BNP Paribas	09/20/12	1,400	0.87%	Morgan Stanley, 6.60%, due 04/01/12	2.484%	(48,429)	—	(48,429)

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at June 30, 2010(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1)(continued)
Royal Bank of Scotland PLC	06/20/15	$500	1.00%	Republic of Italy, 6.875%, due 09/27/23	1.950%	$(20,113)	$(11,818)	$(8,295)
Barclays Bank PLC	09/20/10	2,800	1.00%	Russian Agricultural Bank	1.600%	(3,417)	456	(3,873)
Barclays Bank PLC	04/20/14	2,000	3.43%	Russian Federation, 7.50%, due 03/31/30	1.833%	129,926	—	129,926
Citigroup, Inc.	12/20/10	1,000	1.00%	Russian Federation, 7.50%, due 03/31/30	0.910%	262	212	50
Deutsche Bank AG	05/20/14	6,000	3.56%	Russian Federation, 7.50%, due 03/31/30	1.837%	406,935	—	406,935
Deutsche Bank AG	06/20/14	3,300	2.98%	Russian Federation, 7.50%, due 03/31/30	1.842%	143,939	—	143,939
Goldman Sachs Capital Markets, L.P.	12/20/10	1,500	1.00%	Russian Federation, 7.50%, due 03/31/30	0.910%	393	425	(32)
Citigroup, Inc.	06/20/15	700	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.768%	8,888	5,163	3,725
Citigroup, Inc.	06/20/15	400	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.768%	5,078	3,096	1,982
Deutsche Bank AG	06/20/15	1,000	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.768%	12,696	4,517	8,179
Deutsche Bank AG	06/20/15	1,300	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.768%	16,504	11,365	5,139
Deutsche Bank AG	06/20/15	500	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.768%	6,347	3,655	2,692
Deutsche Bank AG	06/20/15	500	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.768%	6,347	4,133	2,214
Morgan Stanley Capital Services, Inc.	06/20/15	4,500	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.768%	57,132	20,327	36,805
Barclays Bank PLC	04/20/14	13,000	2.79%	United Mexican States, 7.50%, due 04/08/33	1.180%	851,204	—	851,204
Deutsche Bank AG	04/20/14	2,000	2.83%	United Mexican States, 7.50%, due 04/08/33	1.180%	134,048	—	134,048

						$1,629,656	$(2,301)	$1,631,957

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2)
Deutsche Bank AG	03/20/11	$1,100	1.00%	Albertson’s, 7.25%, due 05/01/13	$13,641	$6,417	$7,224
Bank of America N.A.	03/20/11	100	0.29%	Alcan, Inc., 6.45%, due 03/15/11	(64)	—	(64)
Merrill Lynch & Co.	12/20/17	1,900	1.37%	American General Finance Corp., 6.90%, due 12/15/17	469,407	—	469,407
Merrill Lynch & Co.	12/20/17	500	1.37%	American General Finance Corp., 6.90%, due 12/15/17	123,511	—	123,511
Royal Bank of Scotland PLC	12/20/17	2,000	1.30%	American General Finance Corp., 6.90%, due 12/15/17	499,331	—	499,331

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2) (continued)
Bank of America N.A.	12/20/12	$1,100	0.62%	Autozone, Inc., 5.875%, due 10/15/12	$(4,300)	$—	$(4,300)
Bank of America N.A.	06/20/16	1,400	0.87%	Autozone, Inc., 6.95%, due 06/15/16	(11,009)	—	(11,009)
Deutsche Bank AG	06/20/16	1,000	0.72%	Autozone, Inc., 6.95%, due 06/15/16	560	—	560
Royal Bank of Scotland PLC	12/20/17	400	2.35%	Barclays Bank PLC, 4.50%, due 03/04/19	(3,494)	—	(3,494)
Royal Bank of Scotland PLC	03/20/18	100	2.22%	Bear Stearns Co., Inc., 7.25%, due 02/01/18	(7,467)	—	(7,467)
Merrill Lynch & Co.	06/20/11	100	0.51%	Boston Scientific Corp., 6.00%, due 06/15/11	480	—	480
Goldman Sachs Capital Markets, L.P.	06/20/17	1,000	0.58%	Cardinal Health, Inc., 6.00%, due 06/15/17	13,162	—	13,162
Morgan Stanley Capital Services, Inc.	03/20/13	1,000	0.62%	Computer Sciences Corp., 5.50%, due 03/15/13	650	—	650
Bank of America N.A.	12/20/17	2,000	0.50%	Covidien Ltd., 6.00%, due 10/15/17	26,860	—	26,860
Merrill Lynch & Co.	03/20/12	100	0.23%	CSX Corp., 6.30%, due 03/15/12	87	—	87
Citigroup, Inc.	09/20/17	900	1.00%	Cytec Industries, Inc., 4.60%, due 07/01/13	26,987	72,633	(45,646)
BNP Paribas	06/20/11	100	4.03%	D. R. Horton, Inc., 6.00%, due 04/15/11	(2,522)	—	(2,522)
Deutsche Bank AG	06/20/18	678	1.50%	Dow Jones CDX NA IG 10 10Y	2,272	(9,299)	11,571
Goldman Sachs Capital Markets, L.P.	06/20/18	2,807	1.50%	Dow Jones CDX NA IG 10 10Y	9,312	(32,586)	41,898
Morgan Stanley Capital Services, Inc.	06/20/18	3,582	1.50%	Dow Jones CDX NA IG 10 10Y	12,013	(29,196)	41,209
Barclays Bank PLC	06/20/13	774	1.55%	Dow Jones CDX NA IG 10 5Y	(4,723)	(7,510)	2,787
Deutsche Bank AG	06/20/13	5,905	1.55%	Dow Jones CDX NA IG 10 5Y	(36,010)	(10,902)	(25,108)
Goldman Sachs Capital Markets, L.P.	06/20/13	678	1.55%	Dow Jones CDX NA IG 10 5Y	(4,133)	(4,408)	275
Deutsche Bank AG	06/20/14	2,083	1.00%	Dow Jones CDX NA IG 12 5Y	3,755	54,193	(50,438)
Morgan Stanley Capital Services, Inc.	12/20/12	500	0.14%	Dow Jones CDX NA IG 5 7Y	23,999	—	23,999
Barclays Bank PLC	12/20/17	194	0.80%	Dow Jones CDX NA IG 9 10Y	9,078	1,798	7,280
Morgan Stanley Capital Services, Inc.	12/20/17	1,646	0.80%	Dow Jones CDX NA IG 9 10Y	77,200	29,277	47,923
Barclays Bank PLC	06/20/13	100	1.00%	Embarq Corp., 7.08%, due 06/01/16	576	(1,435)	2,011
Deutsche Bank AG	09/20/16	100	0.51%	Goodrich (BF) Co., 6.29%, due 07/01/16	1,309	—	1,309
Goldman Sachs Capital Markets, L.P.	03/20/13	1,300	1.00%	Hanson Ltd., 7.875%, due 09/27/10	43,687	(1,618)	45,305
Barclays Bank PLC	06/20/15	300	2.93%	Health Care REIT, 5.875%, due 05/15/15	(18,130)	—	(18,130)
Bank of Nova Scotia	06/20/12	200	0.50%	HSBC Finance Corp., 7.00%, due 05/15/12	5,099	—	5,099
Bank of America N.A.	09/20/13	500	5.00%	International Lease Finance Corp., 5.55%, due 09/15/12	15,682	(14,715)	30,397

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2) (continued)
Deutsche Bank AG	06/20/17		$300	1.00%	J.C. Penney Corp., 6.375%, due 10/15/36	$19,436	$17,566	$1,870
Deutsche Bank AG	12/20/14		660	1.00%	Jones Apparel Group, 5.125%, due 11/15/14	19,482	18,721	761
Bank of America N.A.	03/20/14		1,000	1.39%	Liberty Mutual Group, 5.75%, due 03/15/14	36,366	—	36,366
Goldman Sachs Capital Markets, L.P.	09/20/17		500	3.55%	Limited Brands, Inc., 6.90%, due 07/15/17	(33,748)	—	(33,748)
Morgan Stanley Capital Services, Inc.	09/20/14		1,400	5.00%	Macy’s Retail Holdings, Inc., 7.45%, due 07/15/17	(174,604)	(122,497)	(52,107)
Bank of America N.A.	09/20/15		1,000	0.99%	Marsh & McLennan Cos. Inc., 5.75%, due 09/15/15	14,498	—	14,498
Citigroup, Inc.	12/20/16		1,000	1.91%	Masco Corp., 6.125%, due 10/03/16	46,902	—	46,902
Morgan Stanley Capital Services, Inc.	12/20/17		100	0.73%	Motorola Inc., 6.00%, due 11/15/17	1,876	—	1,876
Deutsche Bank AG	09/20/11		100	0.62%	Nationwide Health, 6.50%, due 07/15/11	379	—	379
Deutsche Bank AG	09/20/11		100	0.62%	Nationwide Health, 6.50%, due 07/15/11	379	—	379
Deutsche Bank AG	03/20/15		800	5.00%	New York Times Co., 5.00%, due 03/15/15	(96,608)	(63,651)	(32,957)
Merrill Lynch & Co.	12/20/11		100	0.28%	Orix Corp., 5.48%, due 11/22/11	2,917	—	2,917
Citigroup, Inc.	06/20/18		1,000	0.69%	Pearson, 6.25%, due 05/06/18	(1,844)	—	(1,844)
Merrill Lynch & Co.	04/15/20		300	1.95%	Race Point CLO, 7.01%, due 04/15/20	130,614	789	129,825
Merrill Lynch & Co.	04/15/20		300	4.03%	Race Point CLO, 9.61%, due 04/15/20	128,045	1,690	126,355
Barclays Bank PLC	06/20/13		500	1.45%	Rexam PLC, 6.75%, due 06/01/23	(6,758)	—	(6,758)
UBS AG	03/20/17	EUR	800	1.00%	Royal Bank of Scotland PLC, 6.00%, due 05/10/13	138,979	91,824	47,155
Merrill Lynch & Co.	12/15/19		235	3.78%	Saratoga CLO, Ltd., 5.45%, due 12/15/19	149,250	962	148,288
Merrill Lynch & Co.	12/15/19		300	1.88%	Saratoga CLO, Ltd., 5.45%, due 12/15/19	110,595	1,676	108,919
Citigroup, Inc.	09/20/13		100	0.59%	Sealed Air Corp, 5.625%, due 07/15/13	1,700	—	1,700
Goldman Sachs Capital Markets, L.P.	12/20/16		500	1.47%	Simon Property Group LP, 5.25%, due 12/01/16	4,398	—	4,398
Deutsche Bank AG	03/20/12		100	0.42%	Southwest Airlines Co., 6.50%, due 03/01/12	781	—	781
Deutsche Bank AG	06/20/18		2,400	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	44,999	—	44,999
Bank of America N.A.	06/20/18		600	1.49%	Starwood Hotels & Resort, 6.75%, due 05/15/18	28,151	—	28,151
BNP Paribas	06/20/11		100	1.76%	Tate & Lyle PLC, 6.125%, due 06/15/11	(907)	—	(907)
Bank of America N.A.	09/20/12		200	0.34%	UST, Inc., 6.625%, due 07/15/12	(838)	—	(838)

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2) (continued)
Citigroup, Inc.	06/20/13	$1,000	1.17%	Vivendi, 5.75%, due 04/04/13	$(4,211)	$—	$(4,211)
Bank of America N.A.	06/20/12	100	0.91%	XStrata Canada Corp., 7.35%, due 06/05/12	(474)	—	(474)

					$1,846,561	$(271)	$1,846,832

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Total Return swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount# (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse International	07/28/10	$31,340	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	$(456,633)	$(11,073)	$(445,560)
Barclays Bank PLC	07/28/10	24,330	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(354,465)	—	(354,465)
Morgan Stanley Capital Services, Inc.	07/28/10	12,910	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(188,079)	—	(188,079)
Bank of America N.A.	04/29/11	6,576	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -16bps.	—	—	—
Bank of America N.A.	08/31/10	1,294	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -16bps.	—	—	—
Credit Suisse International	01/31/11	7,865	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -10bps.	(43,252)	—	(43,252)

# Notional Amount is shown in U.S. dollars unless otherwise stated.				$(1,042,429)	$(11,073)	$(1,031,356)

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$950,690,053	$333,739,160	$—
Preferred Stocks	779,737	—	—
Warrants	—	6,564	—
Asset-Backed Securities	—	15,006,806	948,093
Bank Loans	—	2,082,054	—
Commercial Mortgage-Backed Securities	—	6,149,153	1,538,122
Corporate Obligations	—	231,412,661	—
Foreign Government Bonds	—	103,607,006	—
Municipal Bonds	—	14,179,431	—
Residential Mortgage-Backed Securities	—	51,718,227	701,777
U.S. Government Agency Obligations	—	6,995,851	—
U.S. Government Mortgage-Backed Obligations	—	25,246,965	—
U.S. Treasury Obligations	—	351,663,144	—
Repurchase Agreement	—	115,300,000	—
Affiliated Money Market Mutual Fund	270,252,073	—	—
Written Options	(46,068)	(1,857,765)	(64,471)
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(17,600,327)	—
Other Financial Instruments*
Futures	(946,629)	—	—
Foreign Forward Currency Contracts	—	2,389,576	—
Interest Rate Swaps	—	1,176,320	41,151
Credit Default Swaps	—	2,816,615	513,387
Total Return Swaps	—	(1,031,356)	—

Total	$1,220,729,166	$1,243,000,085	$3,678,059

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

U.S. Treasury Obligations	16.1%
Affiliated Money Market Mutual Fund (3.8% represents investments purchased with collateral from securities on loan)	12.4
Exchange Traded Funds	9.7
Banks	5.8
Repurchase Agreements	5.3
Foreign Government Bonds	4.7
Financial Services	4.1
Financial – Bank & Trust	4.0
Computer Services & Software	3.0
Oil & Gas	2.8
Pharmaceuticals	2.5
Residential Mortgage-Backed Securities	2.4
Chemicals	2.4
Telecommunications	2.1
Oil, Gas and Consumable Fuels	2.0
Internet	2.0
Media	1.9
Diversified Financial Services	1.9
Retail & Merchandising	1.8
Insurance	1.7
Transportation	1.5
Aerospace & Defense	1.3
U.S. Government Mortgage-Backed Securities	1.2
Consumer Products & Services	1.1
Metals & Mining	0.9
Retail	0.9
Diversified Manufacturing	0.9
Medical Supplies & Equipment	0.8
Commercial Banks	0.8
Hotels, Restaurants & Leisure	0.8
Specialty Retail	0.8
Asset-Backed Securities	0.7
Foods	0.7
Municipal Bonds	0.7
Healthcare – Products	0.6
Electronic Components	0.6
Automobile Manufacturers	0.6
Machinery & Equipment	0.6

Diversified Telecommunication Services	0.5%
Pipelines	0.5
Airlines	0.5
Utilities	0.4
Distribution/Wholesale	0.4
Auto/Trucks Parts & Equipment	0.4
Engineering/Construction	0.4
Commercial Mortgage-Backed Securities	0.4
Industrial Conglomerates	0.3
Electric	0.3
Commercial Services	0.3
Real Estate	0.3
U.S. Government Agency Obligations	0.3
Capital Markets	0.3
Lodging	0.3
Paper & Forest Products	0.3
Tobacco	0.3
Semiconductors	0.3
Building Materials	0.3
Biotechnology	0.3
Wireless Telecommunication Services	0.3
Electric Utilities	0.2
Entertainment & Leisure	0.2
Lumber & Wood Products	0.2
Automotive Parts	0.2
Office Equipment	0.2
Savings & Loan	0.1
Multimedia	0.1
Agriculture	0.1
Bank Loans	0.1
Iron/Steel	0.1
Electronics	0.1
Equipment Services	0.1
Construction	0.1
Hand/Machine Tools	0.1
Apparel	0.1
Real Estate Investment Trusts	0.1
Diversified Operations	0.1

113.7
Options Written and Securities Sold Short	(0.9)
Other liabilities in excess of other assets	(12.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$2,114,944	*	Due to broker-variation margin	$21,001	*
Interest rate contracts	Unrealized appreciation on swap agreements	1,267,987		Unrealized depreciation on swap agreements	50,516
Interest rate contracts	Premiums paid for swap agreements	813,223		Premiums received for swap agreements	77,026
Interest rate contracts	—	—		Written options outstanding, at value	1,949,361
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	3,977,467		Unrealized depreciation on foreign currency forward contracts	1,587,891
Foreign exchange contracts	—			Written options outstanding, at value	18,943
Credit contracts	Unrealized appreciation on swap agreements	3,876,525		Unrealized depreciation on swap agreements	546,523
Credit contracts	Premiums paid for swap agreements	387,091		Premiums received for swap agreements	554,244
Equity contracts	Unaffiliated investments	6,564		Due to broker-variation margin	3,040,572	*
Equity contracts	—	—		Unrealized depreciation on swap agreements	1,031,356
Equity contracts	—	—		Premiums received for swap agreements	11,073

Total		$12,443,801			$8,888,506

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$—	$31	$4,830,374	$1,881,445	$1,968,807	$—	$8,680,657
Foreign exchange contracts	—	—	—	—	407,773	—	20,760,665	21,168,438
Credit contracts	—	—	—	—	—	593,340	—	593,340
Equity contracts	(300,139)	1,398	—	(4,545,367)	—	684,536	—	(4,159,572)

Total	$(300,139)	$1,398	$31	$285,007	$2,289,218	$3,246,683	$20,760,665	$26,282,863

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$2,119,082	$(1,008,272)	$1,069,481	$—	$2,180,291
Foreign exchange contracts	—	—	(132,218)	—	(580,568)	(712,786)
Credit contracts	—	—	—	(65,386)	—	(65,386)
Equity contracts	6,564	(3,534,302)	—	(5,353,670)	—	(8,881,408)

Total	$6,564	$(1,415,220)	$(1,140,490)	$(4,349,575)	$(580,568)	$(7,479,289)

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Written Options(1)	Futures Contracts – Long Positions(2)	Forward Foreign Currency Exchange Purchase Contracts(3)	Forward Foreign Currency Exchange Sale Contracts(4)	Interest Rate Swap Agreements(5)	Credit Default Swap Agreements – Buy Protection(5)	Credit Default Swap Agreements – Sell Protection(5)	Total Return Swaps(5)
$1,690,960	$356,034,698	$52,094,619	$208,977,964	$68,980,954	$61,879,269	$62,823,246	$94,621,000

(1)	Premium Received.

(2)	Value at Trade Date.

(3)	Value at Settlement Date Payable.

(4)	Value at Settlement Date Receivable.

(5)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST ADVANCED STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $80,314,039:
Unaffiliated investments (cost $2,263,287,229)	$2,211,764,804
Affiliated investments (cost $270,252,073)	270,252,073
Foreign currency, at value (cost $5,280,676)	5,292,945
Deposit with broker	124,463
Receivable for investments sold	136,410,683
Dividends and interest receivable	8,808,069
Unrealized appreciation on swap agreements	5,144,512
Unrealized appreciation on foreign currency forward contracts	3,977,467
Premiums paid for swap agreements	1,200,314
Tax reclaim receivable	962,696
Receivable for fund share sold	274,663

Total Assets	2,644,212,689

LIABILITIES:
Payable for investments purchased	295,742,644
Payable to broker for collateral for securities on loan	83,061,645
Payable for fund share repurchased	40,676,033
Securities sold short, at value (proceeds received $17,538,797)	17,600,327
Payable to custodian	13,706,523
Due to broker	3,490,000
Written options outstanding, at value (premiums received $1,164,812)	1,968,304
Unrealized depreciation on swap agreements	1,628,395
Unrealized depreciation on foreign currency forward contracts	1,587,891
Advisory fees payable	781,751
Premiums received for swap agreements	642,343
Due to broker-variation margin	473,875
Accrued expenses and other liabilities	204,843
Shareholder servicing fees payable	9,882
Affiliated transfer agent fee payable	542

Total Liabilities	461,574,998

NET ASSETS	$2,182,637,691

Net assets were comprised of:
Paid-in capital	$2,436,163,110
Retained earnings	(253,525,419)

Net assets, June 30, 2010	$2,182,637,691

Net asset value and redemption price per share, $2,182,637,691 / 233,878,709 outstanding shares of beneficial interest	$9.33

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2010
INVESTMENT INCOME
Unaffiliated dividend income (net of $846,725 foreign withholding tax)	$15,229,989
Unaffiliated interest income	12,471,632
Affiliated dividend income	177,781
Affiliated income from securities lending, net	139,854

28,019,256

EXPENSES
Advisory fees	9,233,236
Shareholder servicing fees and expenses	1,086,263
Custodian and accounting fees	425,000
Audit fee	36,000
Trustees’ fees	13,000
Insurance expenses	11,000
Commitment fee on syndicated credit agreement	11,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Loan interest expense (Note 7)	2,322
Miscellaneous	22,840

Total expenses	10,854,661
Less: shareholder servicing fee waiver	(214,304)

Net expenses	10,640,357

NET INVESTMENT INCOME	17,378,899

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	21,097,925
Futures transactions	285,007
Options written transactions	2,289,218
Short sales transactions	(330,410)
Swap agreement transactions	3,246,683
Foreign currency transactions	14,733,484

41,321,907

Net change in unrealized appreciation (depreciation) on:
Investments and other assets	(132,248,826)
Futures	(1,415,220)
Options written	(1,140,490)
Short sales	(471,950)
Swap agreements	(4,349,575)
Foreign currencies	(928,943)

(140,555,004)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(99,233,097)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(81,854,198)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$17,378,899	$26,041,250
Net realized gain (loss) on investment and foreign currency transactions	41,321,907	(30,516,846)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(140,555,004)	326,605,094

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(81,854,198)	322,129,498

DISTRIBUTIONS	(26,075,156)	(38,046,693)

FUND SHARE TRANSACTIONS:
Fund share sold [52,288,034 and 108,618,706 shares, respectively]	517,969,764	934,218,309
Fund share issued in reinvestment of distributions [2,721,833 and 4,529,368 shares, respectively]	26,075,156	38,046,693
Fund share repurchased [28,869,331 and 24,867,737 shares, respectively]	(275,257,582)	(185,364,226)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	268,787,338	786,900,776

TOTAL INCREASE IN NET ASSETS	160,857,984	1,070,983,581
NET ASSETS:
Beginning of period	2,021,779,707	950,796,126

End of period	$2,182,637,691	$2,021,779,707

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 99.7%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST Federated Aggressive Growth Portfolio	763,912	$5,293,908
AST Goldman Sachs Concentrated Growth Portfolio	1,405,180	31,476,040
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,028,676	4,443,881
AST International Growth Portfolio	3,851,576	34,779,735
AST International Value Portfolio	2,731,492	34,662,639
AST Jennison Large-Cap Growth Portfolio	2,129,064	20,694,504
AST Jennison Large-Cap Value Portfolio	1,799,102	17,649,193
AST Large-Cap Value Portfolio	6,366,781	69,843,591
AST Marsico Capital Growth Portfolio	2,015,675	30,013,405
AST MFS Growth Portfolio	4,750,668	37,055,207
AST Mid-Cap Value Portfolio	381,250	3,660,004
AST Money Market Portfolio	27,249	27,249
AST Neuberger Berman Mid-Cap Growth Portfolio*	300,286	4,978,742
AST Parametric Emerging Markets Equity Portfolio	1,579,803	12,369,860
AST Small-Cap Growth Portfolio	347,518	5,212,768
AST Small-Cap Value Portfolio	954,771	10,130,124
AST T. Rowe Price Large-Cap Growth Portfolio*	1,853,160	17,957,124
AST T. Rowe Price Natural Resources Portfolio	424,481	6,855,373
AST Value Portfolio	4,056,209	28,555,712

TOTAL LONG-TERM INVESTMENTS (cost $388,713,205)		375,659,059

SHORT-TERM INVESTMENT — 0.6%
	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $2,396,980)	2,396,980	$2,396,980

TOTAL INVESTMENTS(w) — 100.3% (cost $391,110,185)		378,056,039
Liabilities in excess of other assets — (0.3)%		(1,043,464)

NET ASSETS — 100.0%		$377,012,575

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$378,056,039	$—	$—

Total	$378,056,039	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Investment Type
Large/Mid-Cap Value	41.6%
Large/Mid-Cap Growth	29.1
International Growth	9.2
International Value	9.2
Emerging Markets	3.3
Small-Cap Growth	2.8
Small-Cap Value	2.7
Sector	1.8
Money Market	0.6

100.3
Liabilities in excess of other assets	(0.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Affiliated investments (cost $391,110,185)	$378,056,039
Cash	6,055,392
Receivable for investments sold	3,500,010
Dividends receivable	688
Prepaid expenses	642

Total Assets	387,612,771

LIABILITIES:
Payable for fund share repurchased	10,537,768
Accrued expenses and other liabilities	41,973
Advisory fees payable	19,355
Deferred trustees’ fees	558
Affiliated transfer agent fee payable	542

Total Liabilities	10,600,196

NET ASSETS	$377,012,575

Net assets were comprised of:
Paid-in capital	$501,075,485
Retained earnings	(124,062,910)

Net assets, June 30, 2010	$377,012,575

Net asset value and redemption price per share, $377,012,575 / 50,302,766 outstanding shares of beneficial interest	$7.49

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Affiliated dividend income	$2,307,857

EXPENSES
Advisory fees	333,346
Custodian and accounting fees	45,000
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Shareholders’ reports	4,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 7)	139
Miscellaneous	4,969

Total expenses	414,454

NET INVESTMENT INCOME	1,893,403

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(8,641,248)
Net capital gain distribution received	53,748

(8,587,500)

Net change in unrealized appreciation (depreciation) on investments	(30,037,942)

NET LOSS ON INVESTMENTS	(38,625,442)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(36,732,039)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,893,403	$2,076,026
Net realized loss on investment transactions	(8,587,500)	(41,669,472)
Net change in unrealized appreciation (depreciation) on investments	(30,037,942)	96,368,362

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(36,732,039)	56,774,916

DISTRIBUTIONS	(2,075,814)	(2,716,817)

FUND SHARE TRANSACTIONS:
Fund share sold [7,767,111 and 21,788,714 shares, respectively]	64,835,214	154,349,013
Fund share issued in reinvestment of distributions [262,761 and 391,472 shares, respectively]	2,075,814	2,716,817
Net asset value of shares issued in merger [0 and 16,029,864 shares, respectively] (Note 10)	—	129,438,740
Fund share repurchased [11,916,226 and 4,933,293 shares, respectively]	(94,731,966)	(32,263,947)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(27,820,938)	254,240,623

TOTAL INCREASE (DECREASE) IN NET ASSETS	(66,628,791)	308,298,722
NET ASSETS:
Beginning of period	443,641,366	135,342,644

End of period	$377,012,575	$443,641,366

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.3%
Northrop Grumman Corp.	25,700	$1,399,108
Raytheon Co.	18,800	909,732

		2,308,840

Agriculture — 1.2%
Archer-Daniels-Midland Co.	57,000	1,471,740
Bunge Ltd. (Bermuda)(a)	14,800	728,012

		2,199,752

Airlines — 0.9%
Delta Air Lines, Inc.*(a)	137,100	1,610,925

Automobile Manufacturers — 0.7%
Ford Motor Co.*(a)	132,900	1,339,632

Automotive Parts & Equipment — 0.9%
Lear Corp.*	13,000	860,600
TRW Automotive Holdings Corp.*	26,300	725,091

		1,585,691

Banks — 3.1%
Capital One Financial Corp.	38,400	1,547,520
Citigroup, Inc.*	349,200	1,312,992
Comerica, Inc.	31,700	1,167,511
Fifth Third Bancorp	133,800	1,644,402

		5,672,425

Beverages — 0.9%
Constellation Brands, Inc. (Class A Stock)*	105,000	1,640,100

Biotechnology — 0.8%
Gilead Sciences, Inc.*	41,100	1,408,908

Broadcasting — 0.8%
CBS Corp. (Class B Stock)(a)	117,700	1,521,861

Chemicals — 1.0%
E.I. du Pont de Nemours & Co.	50,300	1,739,877

Clothing & Apparel — 0.4%
Jones Apparel Group, Inc.	46,900	743,365

Commercial Services — 0.6%
Hertz Global Holdings, Inc.*(a)	123,300	1,166,418

Computer Hardware — 1.4%
Dell, Inc.*	68,200	822,492
Hewlett-Packard Co.	39,200	1,696,576

		2,519,068

Computers — 0.4%
Seagate Technology (Cayman Islands)*	54,900	715,896

Conglomerates — 1.1%
Altria Group, Inc.	102,900	2,062,116

Consumer Products & Services — 3.9%
Procter & Gamble Co. (The)	116,200	6,969,676

Distribution/Wholesale — 0.3%
Tyco International Ltd. (Switzerland)	13,100	461,513

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Manufacturing — 2.1%
Ingersoll-Rand PLC (Ireland)(a)	84,000	$2,897,160
SPX Corp.	7,700	406,637
Textron, Inc.(a)	31,500	534,555

		3,838,352

Electric — 1.8%
American Electric Power Co., Inc.	12,200	394,060
Constellation Energy Group, Inc.	34,700	1,119,075
Edison International	27,100	859,612
Pepco Holdings, Inc.	56,100	879,648

		3,252,395

Electronic Components & Equipment — 1.7%
General Electric Co.	216,700	3,124,814

Electronics — 2.0%
Garmin Ltd. (Switzerland)(a)	58,700	1,712,866
Tyco Electronics Ltd. (Switzerland)	74,500	1,890,810
Vishay Intertechnology, Inc.*	5,900	45,666

		3,649,342

Entertainment & Leisure — 0.5%
Royal Caribbean Cruises Ltd. (Liberia)*(a)	36,300	826,551

Financial – Bank & Trust — 7.9%
Bank of America Corp.	476,100	6,841,557
BB&T Corp.	58,000	1,525,980
Wells Fargo & Co.	230,700	5,905,920

		14,273,457

Financial Services — 5.9%
Goldman Sachs Group, Inc. (The)	29,700	3,898,719
JPMorgan Chase & Co.	136,800	5,008,248
Morgan Stanley	75,500	1,752,355

		10,659,322

Food — 4.9%
ConAgra Foods, Inc.	43,700	1,019,084
Dean Foods Co.*	49,600	499,472
Kraft Foods, Inc. (Class A Stock)	44,400	1,243,200
Safeway, Inc.	77,800	1,529,548
Sara Lee Corp.	151,400	2,134,740
Smithfield Foods, Inc.*(a)	91,300	1,360,370
Tyson Foods, Inc. (Class A Stock)	70,400	1,153,856

		8,940,270

Gas — 0.5%
NiSource, Inc.	66,700	967,150

Healthcare Products — 2.9%
Johnson & Johnson	89,342	5,276,539

Healthcare Providers & Services — 1.3%
Community Health Systems, Inc.*	42,800	1,447,068
UnitedHealth Group, Inc.	29,500	837,800

		2,284,868

Home Builders — 1.4%
D.R. Horton, Inc.	47,400	465,942
NVR, Inc.*	2,100	1,375,563

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Home Builders (continued)
Pulte Group, Inc.*(a)	87,400	$723,672

		2,565,177

Household Products/Wares — 0.3%
Fortune Brands, Inc.	11,600	454,488

Insurance — 4.6%
ACE Ltd. (Switzerland)	11,200	576,576
Allstate Corp. (The)	24,000	689,520
Berkshire Hathaway, Inc. (Class B Stock)*	24,100	1,920,529
Chubb Corp.	11,400	570,114
Principal Financial Group, Inc.	50,800	1,190,752
Travelers Cos., Inc. (The)	47,900	2,359,075
XL Capital Ltd. (Class A Stock) (Cayman Islands)	67,100	1,074,271

		8,380,837

Internet — 0.3%
AOL, Inc.*	24,300	505,197

Iron & Steel — 0.8%
Reliance Steel & Aluminum Co.	21,200	766,380
Steel Dynamics, Inc.	57,200	754,468

		1,520,848

IT Services — 0.2%
Accenture PLC (Class A Stock) (Ireland)	8,000	309,200

Machinery – Construction & Mining — 0.4%
Terex Corp.*(a)	36,200	678,388

Media — 7.8%
Cablevision Systems Corp. (Class A Stock)	50,400	1,210,104
Comcast Corp. (Class A Stock)	156,200	2,713,194
DIRECTV (Class A Stock)*	48,800	1,655,296
News Corp. (Class A Stock)	190,300	2,275,988
Time Warner Cable, Inc.	57,700	3,005,016
Time Warner, Inc.	112,000	3,237,920

		14,097,518

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	29,600	1,750,248

Movies & Entertainment — 0.4%
Viacom, Inc. (Class B Stock)	25,400	796,798

Oil & Gas — 13.8%
Apache Corp.	9,500	799,805
Chevron Corp.	66,500	4,512,690
Cimarex Energy Co.	25,100	1,796,658
ConocoPhillips	58,600	2,876,674
Devon Energy Corp.	45,700	2,784,044
Ensco International PLC, ADR (United Kingdom)(a)	56,300	2,211,464
Exxon Mobil Corp.	12,345	704,529
Forest Oil Corp.*	48,000	1,313,280
Marathon Oil Corp.	56,800	1,765,912

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas (continued)
Newfield Exploration Co.*	23,500	$1,148,210
Nexen, Inc. (Canada)	89,100	1,752,597
Rowan Cos., Inc.*	40,200	881,988
Transocean Ltd. (Switzerland)*	10,100	467,933
Valero Energy Corp.(a)	109,400	1,967,012

		24,982,796

Pharmaceuticals — 5.1%
AstraZeneca Group PLC, ADR (United Kingdom)(a)	37,100	1,748,523
Merck & Co., Inc.	62,900	2,199,613
Mylan, Inc.*(a)	38,600	657,744
Pfizer, Inc.	324,000	4,620,240

		9,226,120

Retail — 2.5%
Gap, Inc. (The)	92,700	1,803,942
Office Depot, Inc.*	151,100	610,444
Ross Stores, Inc.	29,600	1,577,384
TJX Cos., Inc. (The)	11,600	486,620

		4,478,390

Retail & Merchandising — 0.3%
Foot Locker, Inc.	41,400	522,468

Semiconductors — 0.3%
Teradyne, Inc.*(a)	48,300	470,925

Software — 1.1%
Microsoft Corp.	87,100	2,004,171

Telecommunications — 6.7%
AT&T, Inc.	208,400	5,041,196
Motorola, Inc.*	383,900	2,503,028
Nokia Oyj, ADR (Finland)(a)	97,400	793,810
Sprint Nextel Corp.*	470,400	1,994,496
Verizon Communications, Inc.	23,600	661,272
Vodafone Group PLC, ADR (United Kingdom)(a)	59,200	1,223,664

		12,217,466

Tobacco — 0.8%
Reynolds American, Inc.	28,200	1,469,784

TOTAL LONG-TERM INVESTMENTS (cost $194,664,417)		179,189,942

SHORT-TERM INVESTMENT — 18.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $32,843,971; includes $23,787,002 of cash collateral for securities on loan)(b)(w)(Note 4)	32,843,971	32,843,971

TOTAL INVESTMENTS — 117.1% (cost $227,508,388)		212,033,913
Liabilities in excess of other assets — (17.1)%		(30,968,743)

NET ASSETS — 100.0%		$181,065,170

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $23,367,848; cash collateral of $23,787,002 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$179,189,942	$—	$—
Affiliated Money Market Mutual Fund	32,843,971	—	—

Total	$212,033,913	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (13.1% represents investments purchased with collateral from securities on loan)	18.1%
Oil & Gas	13.8
Financial – Bank & Trust	7.9
Media	7.8
Telecommunications	6.7
Financial Services	5.9
Pharmaceuticals	5.1
Food	4.9
Insurance	4.6
Consumer Products & Services	3.9
Banks	3.1
Healthcare Products	2.9
Retail	2.5
Diversified Manufacturing	2.1
Electronics	2.0
Electric	1.8
Electronic Components & Equipment	1.7
Home Builders	1.4
Computer Hardware	1.4
Aerospace & Defense	1.3
Healthcare Providers & Services	1.3

Agriculture	1.2%
Conglomerates	1.1
Software	1.1
Metals & Mining	1.0
Chemicals	1.0
Beverages	0.9
Airlines	0.9
Automotive Parts & Equipment	0.9
Broadcasting	0.8
Iron & Steel	0.8
Tobacco	0.8
Biotechnology	0.8
Automobile Manufacturers	0.7
Commercial Services	0.6
Gas	0.5
Entertainment & Leisure	0.5
Movies & Entertainment	0.4
Clothing & Apparel	0.4
Computers	0.4
Machinery – Construction & Mining	0.4
Retail & Merchandising	0.3
Internet	0.3
Semiconductors	0.3
Distribution/Wholesale	0.3
Household Products/Wares	0.3
IT Services	0.2

117.1
Liabilities in excess of other assets	(17.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $23,367,848:
Unaffiliated investments (cost $194,664,417)	$179,189,942
Affiliated investments (cost $32,843,971)	32,843,971
Cash	686,776
Receivable for investments sold	863,675
Dividends receivable	282,322
Receivable for fund share sold	5,930
Prepaid expenses	1,940

Total Assets	213,874,556

LIABILITIES:
Payable to broker for collateral for securities on loan	23,787,002
Payable for investments purchased	5,933,493
Payable for fund share repurchased	2,996,373
Advisory fees payable	51,747
Accrued expenses and other liabilities	39,195
Shareholder servicing fees payable	1,034
Affiliated transfer agent fee payable	542

Total Liabilities	32,809,386

NET ASSETS	$181,065,170

Net assets were comprised of:
Paid-in capital	$269,511,328
Retained earnings	(88,446,158)

Net assets, June 30, 2010	$181,065,170

Net asset value and redemption price per share, $181,065,170 / 26,359,556 outstanding shares of beneficial interest	$6.87

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $11,314 foreign withholding tax)	$2,107,541
Affiliated income from securities lending, net	50,860
Affiliated dividend income	5,798

2,164,199

EXPENSES
Advisory fees	750,803
Shareholder servicing fees and expenses	100,107
Custodian and accounting fees	33,000
Audit fee	9,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	4,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	1,000
Loan interest expense (Note 7)	283
Miscellaneous	4,893

Total expenses	918,086
Less: advisory fee waiver and/or expense reimbursement	(36,862)

Net expenses	881,224

NET INVESTMENT INCOME	1,282,975

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(3,249,526)
Net change in unrealized appreciation (depreciation) on investments	(12,734,440)

NET LOSS ON INVESTMENTS	(15,983,966)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,700,991)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,282,975	$2,712,704
Net realized loss on investment transactions	(3,249,526)	(52,970,729)
Net change in unrealized appreciation (depreciation) on investments	(12,734,440)	82,832,690

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,700,991)	32,574,665

DISTRIBUTIONS	(2,714,623)	(6,094,698)

FUND SHARE TRANSACTIONS:
Fund share sold [3,864,781 and 6,706,426 shares, respectively]	30,102,535	43,815,443
Fund share issued in reinvestment of distributions [368,835 and 976,698 shares, respectively]	2,714,623	6,094,526
Fund share repurchased [3,354,242 and 4,456,243 shares, respectively]	(24,664,055)	(26,287,210)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	8,153,103	23,622,759

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,262,511)	50,102,726
NET ASSETS:
Beginning of period	190,327,681	140,224,955

End of period	$181,065,170	$190,327,681

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.7%
Goodrich Corp.	53,900	$3,570,875
ITT Corp.(a)	89,700	4,029,324
L-3 Communications Holdings, Inc.	57,900	4,101,636
Raytheon Co.	219,800	10,636,122
United Technologies Corp.(a)	76,700	4,978,597

		27,316,554

Agriculture — 0.5%
Archer-Daniels-Midland Co.	136,000	3,511,520

Biotechnology — 3.8%
Amgen, Inc.*	531,200	27,941,120

Chemicals — 1.0%
CF Industries Holdings, Inc.	112,638	7,146,881

Commercial Services — 0.8%
Hewitt Associates, Inc. (Class A Stock)*	99,300	3,421,878
SEI Investments Co.	136,900	2,787,284

		6,209,162

Computers — 5.0%
Computer Sciences Corp.	62,400	2,823,600
EMC Corp.*	598,400	10,950,720
Hewlett-Packard Co.	320,700	13,879,896
MICROS Systems, Inc.*	65,100	2,074,737
Teradata Corp.*	221,700	6,757,416

		36,486,369

Diversified Financial Services — 3.2%
BlackRock, Inc.	80,900	11,601,060
Franklin Resources, Inc.	62,500	5,386,875
IntercontinentalExchange, Inc.*(a)	58,850	6,651,815

		23,639,750

Diversified Manufacturing — 4.2%
Dover Corp.	415,000	17,342,850
Honeywell International, Inc.	339,700	13,258,491

		30,601,341

Electric — 0.9%
DTE Energy Co.	151,200	6,896,232

Electronic Components & Equipment — 3.3%
AMETEK, Inc.	106,800	4,288,020
Emerson Electric Co.	312,300	13,644,387
Hubbell, Inc. (Class B Stock)	151,000	5,993,190

		23,925,597

Electronics — 1.9%
Arrow Electronics, Inc.*	236,700	5,290,245
Avnet, Inc.*	101,100	2,437,521
Thermo Fisher Scientific, Inc.*	121,600	5,964,480

		13,692,246

Engineering & Construction — 1.5%
Foster Wheeler AG (Switzerland)*	103,900	2,188,134
URS Corp.*	231,100	9,093,785

		11,281,919

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial – Bank & Trust — 2.0%
Bank of America Corp.	501,700	$7,209,429
State Street Corp.	135,100	4,569,082
Wells Fargo & Co.	105,300	2,695,680

		14,474,191

Financial Services — 3.8%
Goldman Sachs Group, Inc. (The)	54,500	7,154,215
JPMorgan Chase & Co.	555,100	20,322,211

		27,476,426

Food — 1.1%
ConAgra Foods, Inc.	223,490	5,211,787
General Mills, Inc.	72,500	2,575,200

		7,786,987

Gas — 0.9%
Energen Corp.	152,500	6,760,325

Healthcare Providers & Services — 5.0%
AmerisourceBergen Corp.	120,400	3,822,700
Cardinal Health, Inc.	155,700	5,233,077
Medco Health Solutions, Inc.*	123,566	6,806,015
Quest Diagnostics, Inc.	66,600	3,314,682
UnitedHealth Group, Inc.	604,513	17,168,169

		36,344,643

Household Products/Wares — 0.4%
Kimberly-Clark Corp.	44,000	2,667,720

Insurance — 9.0%
ACE Ltd. (Switzerland)	260,250	13,397,670
Arch Capital Group Ltd. (Bermuda)*	94,760	7,059,620
AXIS Capital Holdings Ltd. (Bermuda)	659,960	19,614,011
Loews Corp.	179,230	5,970,151
RenaissanceRe Holdings Ltd. (Bermuda)	91,220	5,132,950
Transatlantic Holdings, Inc.(a)	68,900	3,304,444
Travelers Cos., Inc. (The)	226,500	11,155,125

		65,633,971

IT Services — 0.7%
Accenture PLC (Class A Stock) (Ireland)	69,963	2,704,070
SAIC, Inc.*(a)	160,798	2,691,758

		5,395,828

Machinery & Equipment — 0.4%
Joy Global, Inc.	55,155	2,762,714

Media — 5.3%
Comcast Corp. (Class A Stock)	1,188,515	20,644,505
News Corp. (Class A Stock)	466,900	5,584,124
Time Warner, Inc.	443,715	12,827,801

		39,056,430

Movies & Entertainment — 0.7%
Viacom, Inc. (Class B Stock)	162,500	5,097,625

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas — 12.4%
BP PLC, ADR (United Kingdom)	505,800	$14,607,504
Chevron Corp.	426,500	28,942,290
Exxon Mobil Corp.	475,800	27,153,906
Helmerich & Payne, Inc.	154,900	5,656,948
Noble Corp. (Switzerland)*(a)	174,720	5,400,595
Occidental Petroleum Corp.	82,500	6,364,875
Patterson-UTI Energy, Inc.	196,500	2,528,955

		90,655,073

Oil & Gas Services — 0.3%
Cameron International Corp.*	71,525	2,325,993

Oil, Gas & Consumable Fuels — 0.7%
Total SA, ADR (France)	107,740	4,809,514

Pharmaceuticals — 6.9%
Abbott Laboratories	155,800	7,288,324
Eli Lilly & Co.	201,450	6,748,575
Endo Pharmaceuticals Holdings, Inc.*	129,640	2,828,745
Forest Laboratories, Inc.*	417,120	11,441,602
Merck & Co., Inc.	288,094	10,074,647
Pfizer, Inc.	852,900	12,162,354

		50,544,247

Retail — 4.2%
Dollar Tree, Inc.*	66,500	2,768,395
Kohl’s Corp.*(a)	217,700	10,340,750
Ross Stores, Inc.	93,200	4,966,628
Target Corp.	261,000	12,833,370

		30,909,143

Semiconductors — 1.9%
KLA-Tencor Corp.(a)	95,700	2,668,116
Texas Instruments, Inc.	476,900	11,102,232

		13,770,348

Software — 3.3%
Intuit, Inc.*	79,200	2,753,784
Microsoft Corp.	579,800	13,341,198
Oracle Corp.	244,300	5,242,678
Symantec Corp.*	191,900	2,663,572

		24,001,232

Telecommunications — 6.1%
Amdocs Ltd. (Guernsey)*	186,700	5,012,895
AT&T, Inc.	740,900	17,922,371
Cisco Systems, Inc.*	185,700	3,957,267
Qwest Communications International, Inc.(a)	3,440,400	18,062,100

		44,954,633

Textiles — 0.2%
Cintas Corp.	77,600	1,860,072

COMMON STOCKS (continued)	Shares	Value (Note 2)
Tobacco — 2.6%
Lorillard, Inc.	84,900	$6,111,102
Philip Morris International, Inc.	279,740	12,823,282

		18,934,384

TOTAL LONG-TERM INVESTMENTS (cost $745,164,599)		714,870,190

SHORT-TERM INVESTMENT — 6.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $43,897,130; includes $38,877,637 of cash collateral for securities on loan)(b)(w)(Note 4)	43,897,130	43,897,130

TOTAL INVESTMENTS — 103.7% (cost $789,061,729)		758,767,320
Liabilities in excess of other assets — (3.7)%		(27,423,617)

NET ASSETS — 100.0%		$731,343,703

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $37,568,741; cash collateral of $38,877,637 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$714,870,190	$—	$—
Affiliated Money Market Mutual Fund	43,897,130	—	—

Total	$758,767,320	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Oil & Gas	12.4%
Insurance	9.0
Pharmaceuticals	6.9
Telecommunications	6.1
Affiliated Money Market Mutual Fund (5.3% represents investments purchased with collateral from securities on loan)	6.0
Media	5.3
Computers	5.0
Healthcare Providers & Services	5.0
Retail	4.2
Diversified Manufacturing	4.2
Biotechnology	3.8
Financial Services	3.8
Aerospace & Defense	3.7
Software	3.3
Electronic Components & Equipment	3.3
Diversified Financial Services	3.2
Tobacco	2.6

Financial – Bank & Trust	2.0%
Semiconductors	1.9
Electronics	1.9
Engineering & Construction	1.5
Food	1.1
Chemicals	1.0
Electric	0.9
Gas	0.9
Commercial Services	0.8
IT Services	0.7
Movies & Entertainment	0.7
Oil, Gas & Consumable Fuels	0.7
Agriculture	0.5
Machinery & Equipment	0.4
Household Products/Wares	0.4
Oil & Gas Services	0.3
Textiles	0.2

103.7
Liabilities in excess of other assets	(3.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $37,568,741:
Unaffiliated investments (cost $745,164,599)	$714,870,190
Affiliated investments (cost $43,897,130)	43,897,130
Receivable for investments sold	18,731,438
Receivable for fund share sold	12,065,800
Dividends receivable	756,284
Prepaid expenses	1,530

Total Assets	790,322,372

LIABILITIES:
Payable to broker for collateral for securities on loan	38,877,637
Payable for investments purchased	11,086,631
Payable for fund share repurchased	6,265,773
Payable to custodian	2,430,889
Advisory fees payable	233,641
Accrued expenses and other liabilities	79,640
Shareholder servicing fees payable	3,916
Affiliated transfer agent fee payable	542

Total Liabilities	58,978,669

NET ASSETS	$731,343,703

Net assets were comprised of:
Paid-in capital	$1,495,459,308
Retained earnings	(764,115,605)

Net assets, June 30, 2010	$731,343,703

Net asset value and redemption price per share, $731,343,703 / 56,237,538 outstanding shares of beneficial interest	$13.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $38,193 foreign withholding tax)	$7,194,003
Affiliated dividend income	23,715
Affiliated income from securities lending, net	18,087

7,235,805

EXPENSES
Advisory fees	3,162,704
Shareholder servicing fees and expenses	421,694
Custodian and accounting fees	83,000
Trustees’ fees	11,000
Audit fee	9,000
Insurance expenses	9,000
Commitment fee on syndicated credit agreement	7,000
Shareholders’ reports	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Loan interest expense (Note 7)	1,873
Miscellaneous	8,462

Total expenses	3,729,733
Less: shareholder servicing fee waiver	(22,352)

Net expenses	3,707,381

NET INVESTMENT INCOME	3,528,424

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	42,848,135
Net change in unrealized appreciation (depreciation) on investments	(110,696,224)

NET LOSS ON INVESTMENTS	(67,848,089)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(64,319,665)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,528,424	$12,622,807
Net realized gain (loss) on investment transactions	42,848,135	(115,889,562)
Net change in unrealized appreciation (depreciation) on investments	(110,696,224)	274,617,324

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(64,319,665)	171,350,569

DISTRIBUTIONS	(12,614,842)	(33,264,991)

FUND SHARE TRANSACTIONS:
Fund share sold [4,097,641 and 29,136,681 shares, respectively]	58,160,058	367,213,505
Fund share issued in reinvestment of distributions [920,120 and 2,631,724 shares, respectively]	12,614,842	33,264,991
Fund share repurchased [9,674,722 and 58,704,332 shares, respectively]	(136,585,187)	(756,761,409)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(65,810,287)	(356,282,913)

TOTAL DECREASE IN NET ASSETS	(142,744,794)	(218,197,335)
NET ASSETS:
Beginning of period	874,088,497	1,092,285,832

End of period	$731,343,703	$874,088,497

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace — 1.3%
General Dynamics Corp.	1,674	$98,030
Lockheed Martin Corp.	1,514	112,793
Northrop Grumman Corp.	35,748	1,946,121
Raytheon Co.	9,503	459,850

		2,616,794

Automobile Manufacturers — 0.8%
Ford Motor Co.*(a)	48,027	484,112
Oshkosh Corp.*	36,681	1,142,980

		1,627,092

Automotive Parts — 0.2%
Goodyear Tire & Rubber Co. (The)*	2,955	29,373
TRW Automotive Holdings Corp.*	15,706	433,014

		462,387

Beverages — 1.4%
Coca-Cola Co. (The)	8,952	448,674
Coca-Cola Enterprises, Inc.	16,661	430,854
Dr. Pepper Snapple Group, Inc.(a)	47,537	1,777,409
PepsiCo, Inc.	92	5,607

		2,662,544

Biotechnology — 1.9%
Amgen, Inc.*	55,108	2,898,681
Biogen Idec, Inc.*	6,542	310,418
Cubist Pharmaceuticals, Inc.*	14,840	305,704
Talecris Biotherapeutics Holdings Corp.*	11,625	245,287

		3,760,090

Cable Television — 0.8%
Comcast Corp. (Class A Stock)	87,562	1,520,952

Chemicals — 2.4%
Ashland, Inc.	36,327	1,686,299
Cytec Industries, Inc.	2,095	83,779
E.I. du Pont de Nemours & Co.	50,953	1,762,464
Huntsman Corp.	12,692	110,040
Lubrizol Corp. (The)	1,176	94,445
Minerals Technologies, Inc.	2,957	140,576
OM Group, Inc.*	17,946	428,191
Valspar Corp. (The)	9,435	284,182

		4,589,976

Clothing & Apparel — 0.5%
Jones Apparel Group, Inc.	48,676	771,515
Timberland Co. (The) (Class A Stock)*	7,287	117,685

		889,200

Commercial Services — 0.8%
Automatic Data Processing, Inc.(a)	29,399	1,183,604
Convergys Corp.*(a)	45,773	449,033

		1,632,637

COMMON STOCKS (continued)	Shares	Value (Note 2)
Computer Hardware — 7.6%
Apple, Inc.*	12,718	$3,198,958
EMC Corp.*	29,990	548,817
Hewlett-Packard Co.	70,599	3,055,525
International Business Machines Corp.(a)	41,375	5,108,985
Seagate Technology (Cayman Islands)*	96,678	1,260,681
Western Digital Corp.*	52,150	1,572,844

		14,745,810

Computer Services & Software — 3.4%
Accenture PLC (Class A Stock) (Ireland)	36,381	1,406,126
Computer Sciences Corp.	22,301	1,009,120
Microsoft Corp.	162,481	3,738,688
Synaptics, Inc.*(a)	3,624	99,660
Synopsys, Inc.*(a)	17,154	358,004

		6,611,598

Computers — 0.5%
SanDisk Corp.*	22,600	950,782

Conglomerates — 0.2%
Philip Morris International, Inc.	10,398	476,644

Consumer Products & Services — 7.9%
American Greetings Corp. (Class A Stock)	14,913	279,768
Blyth, Inc.	1,641	55,909
Johnson & Johnson	85,046	5,022,817
Kimberly-Clark Corp.	32,967	1,998,789
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	15,001	836,006
Procter & Gamble Co. (The)	61,598	3,694,648
Rent-A-Center, Inc.*	48,378	980,138
Reynolds American, Inc.	29,193	1,521,539
Whirlpool Corp.(a)	10,389	912,362

		15,301,976

Containers & Packaging — 0.1%
Graphic Packaging Holding Co.*	67,556	212,801

Distribution/Wholesale — 0.2%
Tech Data Corp.*	11,434	407,279

Diversified Financial Services — 1.3%
American Express Co.	21,475	852,558
BlackRock, Inc.	2,503	358,930
Investment Technology Group, Inc.*	9,391	150,819
Legg Mason, Inc.	39,929	1,119,210
Ocwen Financial Corp.*	8,153	83,079

		2,564,596

Diversified Manufacturing — 0.4%
Carlisle Cos., Inc.	20,833	752,696

Diversified Telecommunication Services — 0.3%
Qwest Communications International, Inc.(a)	103,587	543,832

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Educational Services — 0.1%
Apollo Group, Inc. (Class A Stock)*	703	$29,856
Corinthian Colleges, Inc.*(a)	7,247	71,383

		101,239

Electric — 1.1%
Constellation Energy Group, Inc.	60,643	1,955,736
PPL Corp.	3,465	86,452

		2,042,188

Electronic Components & Equipment — 2.7%
Anixter International, Inc.*	6,572	279,967
Celestica, Inc. (Canada)*	132,496	1,067,918
Cubic Corp.	2,111	76,798
Eastman Kodak Co.*	37,431	162,451
Emerson Electric Co.	15,825	691,394
Garmin Ltd. (Switzerland)(a)	4,768	139,130
General Cable Corp.*(a)	3,687	98,259
General Electric Co.	134,550	1,940,211
Mentor Graphics Corp.*	2,085	18,452
Parker Hannifin Corp.	13,319	738,672
Tyco Electronics Ltd. (Switzerland)*	1,575	39,973

		5,253,225

Electronics
Brady Corp. (Class A Stock)	1,685	41,990

Energy Services — 1.4%
DTE Energy Co.	25,395	1,158,266
Integrys Energy Group, Inc.(a)	36,563	1,599,266

		2,757,532

Entertainment & Leisure — 0.2%
Walt Disney Co. (The)	12,982	408,933

Environmental Services — 0.1%
Republic Services, Inc.	8,849	263,081

Financial – Bank & Trust — 5.0%
Bank of America Corp.	267,639	3,845,972
BB&T Corp.	4,841	127,367
CapitalSource, Inc.	44,319	210,958
Fifth Third Bancorp	24,522	301,375
First Horizon National Corp.*	45	515
PNC Financial Services Group, Inc.	2,521	142,437
Regions Financial Corp.	9,408	61,905
SunTrust Banks, Inc.	3,093	72,067
Toronto-Dominion Bank (The) (Canada)	22,791	1,479,364
U.S. Bancorp	65,865	1,472,083
Wells Fargo & Co.	75,917	1,943,475
Westamerica Bancorp	1,530	80,356

		9,737,874

Financial Services — 4.1%
AmeriCredit Corp.*(a)	29,152	531,149
Bank of New York Mellon Corp. (The)	29,946	739,367
Citigroup, Inc.*	152,502	573,408
CME Group, Inc.	1,318	371,083

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial Services (continued)
Goldman Sachs Group, Inc. (The)	11,461	$1,504,485
JPMorgan Chase & Co.	117,700	4,308,997

		8,028,489

Food — 3.0%
ConAgra Foods, Inc.	901	21,011
Corn Products International, Inc.	6,740	204,222
Del Monte Foods Co.	113,398	1,631,797
Dole Food Co., Inc.*(a)	25,274	263,608
Fresh Del Monte Produce, Inc. (Cayman Islands)*	1,010	20,442
Hershey Co. (The)(a)	7,251	347,541
Kraft Foods, Inc. (Class A Stock)	21,960	614,880
Sara Lee Corp.(a)	100,794	1,421,196
Tyson Foods, Inc. (Class A Stock)	84,959	1,392,478

		5,917,175

Healthcare Products — 0.7%
Hill-Rom Holdings, Inc.(a)	20,102	611,704
Medtronic, Inc.	20,518	744,188

		1,355,892

Healthcare Services — 1.8%
Centene Corp.*(a)	9,035	194,252
Coventry Health Care, Inc.*	36,191	639,857
Humana, Inc.*	25,046	1,143,851
WellPoint, Inc.*	30,500	1,492,365

		3,470,325

Home Builders — 1.3%
EMCOR Group, Inc.*	69,232	1,604,105
Shaw Group, Inc. (The)*	24,631	842,873

		2,446,978

Hotels & Motels — 0.1%
Wyndham Worldwide Corp.	6,035	121,545

Insurance — 3.9%
ACE Ltd. (Switzerland)	27,406	1,410,861
Allied World Assurance Co. Holdings Ltd. (Bermuda)(a)	1,907	86,540
Allstate Corp. (The)	4,153	119,316
American Financial Group, Inc.	49,214	1,344,526
Arch Capital Group Ltd. (Bermuda)*	2,301	171,425
Aspen Insurance Holdings Ltd. (Bermuda)	32,549	805,262
Berkshire Hathaway, Inc. (Class B Stock)*(a)	9,500	757,055
Endurance Specialty Holdings Ltd. (Bermuda)(a)	5,280	198,158
Hartford Financial Services Group, Inc. (The)	4,943	109,389
Horace Mann Educators Corp.	9,530	145,809
Loews Corp.	1,792	59,692
MetLife, Inc.	5,059	191,028
Principal Financial Group, Inc.	73,660	1,726,590
Protective Life Corp.	7,239	154,842

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Reinsurance Group of America, Inc.	4,875	$222,836
Transatlantic Holdings, Inc.(a)	2,063	98,941

		7,602,270

Insurance – Health Insurance — 0.3%
Sun Life Financial, Inc. (Canada)	22,797	599,789

Internet Services — 2.1%
AOL, Inc.*	17,840	370,894
Cisco Systems, Inc.*	51,769	1,103,197
EarthLink, Inc.	32,304	257,140
Google, Inc. (Class A Stock)*	3,371	1,499,927
Symantec Corp.*	56,972	790,771

		4,021,929

Investment Companies — 0.3%
Apollo Investment Corp.	63,604	593,425

Machinery & Equipment — 0.2%
Briggs & Stratton Corp.	11,129	189,415
Cummins, Inc.	4,221	274,914

		464,329

Media — 1.6%
Gannett Co., Inc.	55,150	742,319
Scholastic Corp.(a)	8,849	213,438
Time Warner, Inc.	74,249	2,146,538

		3,102,295

Medical Supplies & Equipment — 0.9%
Becton, Dickinson and Co.	25,509	1,724,919

Metals & Mining — 2.1%
Caterpillar, Inc.(a)	17,759	1,066,783
Freeport-McMoRan Copper & Gold, Inc.	26,278	1,553,818
Kinross Gold Corp. (Canada)	1,342	22,935
Mueller Industries, Inc.	4,712	115,915
Reliance Steel & Aluminum Co.	14,909	538,961
Timken Co.	20,168	524,166
Worthington Industries, Inc.	17,434	224,201

		4,046,779

Miscellaneous Manufacturing — 1.1%
3M Co.	7,519	593,926
Eaton Corp.	16,135	1,055,874
Honeywell International, Inc.	11,793	460,281

		2,110,081

Office Equipment — 0.1%
Xerox Corp.	30,317	243,749

Oil & Gas — 10.7%
Chevron Corp.	64,404	4,370,455
Complete Production Services, Inc.*	20,754	296,782
ConocoPhillips	58,203	2,857,185
Exxon Mobil Corp.	120,321	6,866,720
Hess Corp.	8,468	426,279
Murphy Oil Corp.	28,646	1,419,409
National Oilwell Varco, Inc.	11,181	369,756

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas (continued)
Nicor, Inc.	9,706	$393,093
NiSource, Inc.	9,489	137,591
Occidental Petroleum Corp.	40,048	3,089,703
Transocean Ltd. (Switzerland)	13,009	602,707

		20,829,680

Paper & Forest Products — 0.3%
Domtar Corp.(a)	3,578	175,859
International Paper Co.	16,223	367,126

		542,985

Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	106,090	2,645,885
Cardinal Health, Inc.	3,510	117,971
Cephalon, Inc.*(a)	19,099	1,083,868
Eli Lilly & Co.	80,700	2,703,450
Endo Pharmaceuticals Holdings, Inc.*	13,749	300,003
Forest Laboratories, Inc.*	9,950	272,928
King Pharmaceuticals, Inc.*(a)	21,318	161,804
Merck & Co., Inc.	5,413	189,293
Pfizer, Inc.	222,281	3,169,727

		10,644,929

Pipelines — 0.1%
Williams Cos., Inc. (The)	9,738	178,011

Printing & Publishing — 0.6%
RR Donnelley & Sons Co.	72,160	1,181,259

Railroads — 0.5%
CSX Corp.	18,498	918,056

Real Estate Investment Trusts — 0.7%
CBL & Associates Properties, Inc.(a)	9,969	124,015
Duke Realty Corp.	6,909	78,417
Public Storage, Inc.	5,530	486,142
Simon Property Group, Inc.(a)	7,139	576,474
Vornado Realty Trust	502	36,621

		1,301,669

Restaurants — 0.9%
McDonald’s Corp.	27,291	1,797,658

Retail — 0.2%
Dillard’s, Inc. (Class A Stock)	17,224	370,316

Retail & Merchandising — 4.3%
AnnTaylor Stores Corp.*	5,621	91,454
Barnes & Noble, Inc.(a)	13,571	175,066
Big Lots, Inc.*	7,125	228,641
Cash America International, Inc.	1,756	60,178
Dollar Tree, Inc.*	4,590	191,082
Family Dollar Stores, Inc.	7,510	283,052
Gap, Inc. (The)	92,319	1,796,528
General Mills, Inc.	34,440	1,223,309
Home Depot, Inc. (The)	7,181	201,571
Macy’s, Inc.	2,084	37,303
OfficeMax, Inc.*	5,624	73,449
Ross Stores, Inc.	20,592	1,097,348
Starbucks Corp.	16,511	401,217

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail & Merchandising (continued)
SUPERVALU, Inc.	4,873	$52,823
Wal-Mart Stores, Inc.	40,669	1,954,959
Williams-Sonoma, Inc.(a)	23,500	583,270

		8,451,250

Semiconductors — 3.4%
Broadcom Corp. (Class A Stock)	4,099	135,144
Integrated Device Technology, Inc.*	6,558	32,462
Intel Corp.	195,790	3,808,115
LSI Corp.*	122,374	562,920
Maxim Integrated Products, Inc.	10,445	174,745
Micron Technology, Inc.*(a)	107,783	915,078
Texas Instruments, Inc.	44,395	1,033,516

		6,661,980

Software — 0.8%
ACI Worldwide, Inc.*	8,434	164,210
Acxiom Corp.*	7,945	116,712
Fair Isaac Corp.	3,274	71,340
Oracle Corp.	60,075	1,289,210

		1,641,472

Telecommunications — 4.3%
Arris Group, Inc.*	27,001	275,140
AT&T, Inc.	166,846	4,036,005
CommScope, Inc.*	9,905	235,442
Motorola, Inc.*	13,009	84,819
RF Micro Devices, Inc.*(a)	71,453	279,381
Sprint Nextel Corp.*	67,124	284,606
Verizon Communications, Inc.	110,909	3,107,670

		8,303,063

Transportation — 0.4%
FedEx Corp.	4,243	297,477
United Parcel Service, Inc. (Class B Stock)	9,371	533,116

		830,593

Utilities — 0.9%
Entergy Corp.	3,290	235,630
Exelon Corp.	16,105	611,507
NextEra Energy, Inc.	19,336	942,823

		1,789,960

TOTAL LONG-TERM INVESTMENTS (cost $200,366,302)		194,228,598

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
SHORT-TERM INVESTMENTS — 11.1%
U.S. GOVERNMENT AGENCY OBLIGATION — 2.1%
Federal Home Loan Bank, Disc. Note(n) (cost $4,027,000)
0.001%	07/01/10	$4,027	$4,027,000

		Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 9.0%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $17,623,135; includes $17,622,217 of cash collateral for securities on loan)(b)(w)(Note 4)		17,623,135	17,623,135

TOTAL SHORT-TERM INVESTMENTS (cost $21,650,135)			21,650,135

TOTAL INVESTMENTS — 110.9% (cost $222,016,437)			215,878,733
Liabilities in excess of other assets(x) — (10.9)%			(21,299,989)

NET ASSETS — 100.0%			$194,578,744

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $16,955,605; cash collateral of $17,622,217 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Depreciation
Long Position:
31	S&P 500 E-Mini	Sept 10	$1,678,883	$1,591,230	$(87,653	)(1)

(1)	Cash of $216,000 has been segregated with the broker to cover requirements for open futures contracts at June 30, 2010.

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$194,228,598	$—	$—
U.S. Government Agency Obligation	—	4,027,000	—
Affiliated Money Market Mutual Fund	17,623,135	—	—
Other Financial Instruments*
Futures	(87,653)	—	—

Total	$211,764,080	$4,027,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Oil & Gas	10.7%
Affiliated Money Market Mutual Fund (9.1% represents investments purchased with collateral from securities on loan)	9.0
Consumer Products & Services	7.9
Computer Hardware	7.6
Pharmaceuticals	5.5
Financial – Bank & Trust	5.0
Retail & Merchandising	4.3
Telecommunications	4.3
Financial Services	4.1
Insurance	3.9
Semiconductors	3.4
Computer Services & Software	3.4
Food	3.0
Electronic Components & Equipment	2.7
Chemicals	2.4
Metals & Mining	2.1
U.S. Government Agency Obligations	2.1
Internet Services	2.1
Biotechnology	1.9
Healthcare Services	1.8
Media	1.6
Energy Services	1.4
Beverages	1.4
Aerospace	1.3
Diversified Financial Services	1.3
Home Builders	1.3
Miscellaneous Manufacturing	1.1
Electric	1.1
Restaurants	0.9

Utilities	0.9%
Medical Supplies & Equipment	0.9
Software	0.8
Commercial Services	0.8
Automobile Manufacturers	0.8
Cable Television	0.8
Healthcare Products	0.7
Real Estate Investment Trusts	0.7
Printing & Publishing	0.6
Computers	0.5
Railroads	0.5
Clothing & Apparel	0.5
Transportation	0.4
Diversified Manufacturing	0.4
Insurance – Health Insurance	0.3
Investment Companies	0.3
Diversified Telecommunication Services	0.3
Paper & Forest Products	0.3
Conglomerates	0.2
Machinery & Equipment	0.2
Automotive Parts	0.2
Entertainment & Leisure	0.2
Distribution/Wholesale	0.2
Retail	0.2
Environmental Services	0.1
Office Equipment	0.1
Containers & Packaging	0.1
Pipelines	0.1
Hotels & Motels	0.1
Educational Services	0.1

110.9
Liabilities in excess of other assets	(10.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due to broker-variation margin	$87,653	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(11,566)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(123,213)

For the six months ended June 30, 2010, the Portfolio’s average value at trade date for futures long position was $1,842,299.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $16,955,605:
Unaffiliated investments (cost $204,393,302)	$198,255,598
Affiliated investments (cost $17,623,135)	17,623,135
Cash	178
Deposit with broker	216,000
Dividends and interest receivable	252,909
Prepaid expenses	224

Total Assets	216,348,044

LIABILITIES:
Payable to broker for collateral for securities on loan	17,622,217
Payable for fund share repurchased	4,026,019
Advisory fees payable	74,303
Accrued expenses and other liabilities	30,148
Due to broker-variation margin	13,485
Payable for investments purchased	1,468
Shareholder servicing fees payable	1,118
Affiliated transfer agent fee payable	542

Total Liabilities	21,769,300

NET ASSETS	$194,578,744

Net assets were comprised of:
Paid-in capital	$280,999,739
Retained earnings	(86,420,995)

Net assets, June 30, 2010	$194,578,744

Net asset value and redemption price per share, $194,578,744 / 18,642,248 outstanding shares of beneficial interest	$10.44

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $5,454 foreign withholding tax)	$2,260,702
Affiliated income from securities lending, net	19,794
Unaffiliated interest income	1,117
Affiliated dividend income	116

2,281,729

EXPENSES
Advisory fees	805,586
Shareholder servicing fees and expenses	107,412
Custodian and accounting fees	43,000
Audit fee	10,000
Trustees’ fees	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	1,000
Loan interest expense (Note 7)	10
Miscellaneous	3,159

Total expenses	990,167

NET INVESTMENT INCOME	1,291,562

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	5,231,225
Futures transactions	(11,566)

5,219,659

Net change in unrealized appreciation (depreciation) on:
Investments	(21,202,104)
Futures	(123,213)

(21,325,317)

NET LOSS ON INVESTMENTS	(16,105,658)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,814,096)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,291,562	$2,816,827
Net realized gain (loss) on investment transactions	5,219,659	(25,589,087)
Net change in unrealized appreciation (depreciation) on investments	(21,325,317)	50,913,657

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,814,096)	28,141,397

DISTRIBUTIONS	(2,818,909)	(3,715,763)

FUND SHARE TRANSACTIONS:
Fund share sold [2,500,346 and 5,450,812 shares, respectively]	28,954,159	54,181,050
Fund share issued in reinvestment of distributions [254,185 and 379,935 shares, respectively]	2,818,909	3,715,763
Fund share repurchased [2,415,348 and 2,132,284 shares, respectively]	(26,750,136)	(19,036,894)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	5,022,932	38,859,919

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,610,073)	63,285,553
NET ASSETS:
Beginning of period	207,188,817	143,903,264

End of period	$194,578,744	$207,188,817

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 95.2%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST Federated Aggressive Growth Portfolio	5,303,868	$36,755,808
AST Goldman Sachs Concentrated Growth Portfolio	11,172,217	250,257,666
AST Goldman Sachs Mid-Cap Growth Portfolio*	7,925,739	34,239,192
AST High Yield Portfolio	18,517,848	126,291,725
AST International Growth Portfolio	29,775,358	268,871,483
AST International Value Portfolio	21,123,729	268,060,125
AST Jennison Large-Cap Growth Portfolio	16,212,303	157,583,585
AST Jennison Large-Cap Value Portfolio	13,761,591	135,001,211
AST Large-Cap Value Portfolio	49,711,418	545,334,256
AST Marsico Capital Growth Portfolio	15,462,202	230,232,189
AST MFS Growth Portfolio	36,436,068	284,201,327
AST Mid-Cap Value Portfolio	2,983,614	28,642,694
AST Money Market Portfolio	5,096,399	5,096,399
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,128,231	35,286,073
AST Parametric Emerging Markets Equity Portfolio	12,269,921	96,073,483
AST PIMCO Total Return Bond Portfolio	103,769,635	1,236,934,050
AST Small-Cap Growth Portfolio	2,462,174	36,932,616
AST Small-Cap Value Portfolio	6,849,195	72,669,962
AST T. Rowe Price Global Bond Portfolio	212,264	2,205,419
AST T. Rowe Price Large-Cap Growth Portfolio*	14,804,398	143,454,616
AST T. Rowe Price Natural Resources Portfolio	3,627,511	58,584,297
AST Value Portfolio	31,707,923	223,223,775
AST Western Asset Core Plus Bond Portfolio	52,830,580	543,626,672

TOTAL LONG-TERM INVESTMENTS (cost $4,819,148,505)(w)		4,819,558,623

SHORT-TERM INVESTMENTS — 5.3%
	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 5.0%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $250,668,538)(w)	250,668,538	$250,668,538

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills(k)(n)
0.151%	12/16/10	$12,400	12,388,133
0.161%	12/16/10	100	99,904
0.222%	12/16/10	200	199,809
0.223%	12/16/10	900	899,139
0.231%	12/16/10	150	149,856

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,739,964)			13,736,841

TOTAL SHORT-TERM INVESTMENTS (cost $264,408,502)			264,405,379

TOTAL INVESTMENTS — 100.5% (cost $5,083,557,007)			5,083,964,002
Liabilities in excess of other assets(x) — (0.5)%			(23,614,150)

NET ASSETS — 100.0%			$5,060,349,852

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)
Long Positions:
756	10 Year U.S. Treasury Notes	Sep 10	$91,044,083	$92,645,437	$1,601,354
131	CAC40 10 Euro	Jul 10	5,784,594	5,513,867	(270,727)
31	DAX Index	Sep 10	5,807,572	5,649,778	(157,794)
116	FTSE 100 Index	Sep 10	8,940,961	8,458,657	(482,304)
207	Russell 2000 Mini	Sep 10	12,755,398	12,581,460	(173,938)
404	S&P 500	Sep 10	106,599,552	103,686,600	(2,912,952)
92	Topix Index	Sep 10	8,816,468	8,724,991	(91,477)

					$(2,487,838)

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,070,227,161	$—	$—
U.S. Treasury Obligations	—	13,736,841	—
Other Financial Instruments*
Futures	(2,487,838)	—	—

Total	$5,067,739,323	$13,736,841	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Investment Type
Core Bonds	24.4%
Large/Mid-Cap Value	24.1
Large/Mid-Cap Growth	16.9
Global Bonds	10.7
International Growth	5.3
International Value	5.3
Money Market	5.1
High Yield	2.5
Emerging Markets	1.9
Small-Cap Growth	1.4
Small-Cap Value	1.4
Sector	1.2
U.S. Treasury Obligations	0.3

100.5
Liabilities in excess of other assets	(0.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$1,601,354	*	—	$—
Equity contracts	—	—		Due to broker-variation margin	4,089,192	*

Total		$1,601,354			$4,089,192

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$3,527,608
Equity contracts	(1,652,262)

Total	$1,875,346

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$1,869,831
Equity contracts	(4,484,503)

Total	$(2,614,672)

For the six months ended June 30, 2010, the Portfolio’s average value at trade date for futures long position was $165,529,330.

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Affiliated investments (cost $5,069,817,043)	$5,070,227,161
Unaffiliated investments (cost $13,739,964)	13,736,841
Cash	4,964,019
Foreign currency, at value (cost $19)	19
Deposit with broker	771
Receivable for investments sold	9,218,078
Receivable for fund share sold	260,419
Dividends and interest receivable	68,214
Prepaid expenses	5,659

Total Assets	5,098,481,181

LIABILITIES:
Payable for fund share repurchased	36,711,413
Due to broker-variation margin	1,129,255
Advisory fees payable	265,092
Accrued expenses and other liabilities	24,352
Deferred trustees’ fees	675
Affiliated transfer agent fee payable	542

Total Liabilities	38,131,329

NET ASSETS	$5,060,349,852

Net assets were comprised of:
Paid-in capital	$5,327,490,820
Retained earnings	(267,140,968)

Net assets, June 30, 2010	$5,060,349,852

Net asset value and redemption price per share, $5,060,349,852 / 526,801,426 outstanding shares of beneficial interest	$9.61

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Affiliated dividend income	$52,918,121
Unaffiliated interest income	6,256

52,924,377

EXPENSES
Advisory fees	3,747,227
Custodian and accounting fees	259,000
Insurance expenses	27,000
Trustees’ fees	15,000
Commitment fee on syndicated credit agreement	10,000
Audit fee	9,000
Legal fees and expenses	6,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Loan interest expense (Note 7)	14
Miscellaneous	4,398

Total expenses	4,088,639

NET INVESTMENT INCOME	48,835,738

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $44,958,901)	44,958,901
Net capital gain distribution received (including affiliated $24,048,074)	24,048,074
Futures transactions	1,875,346
Foreign currency transactions	(30,357)

70,851,964

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(291,265,066))	(291,267,949)
Futures	(2,614,672)
Foreign currencies	1

(293,882,620)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(223,030,656)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(174,194,918)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$48,835,738	$44,542,615
Net realized gain (loss) on investment and foreign currency transactions	70,851,964	(160,781,789)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(293,882,620)	618,422,654

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(174,194,918)	502,183,480

DISTRIBUTIONS	(44,555,761)	(32,612,442)

FUND SHARE TRANSACTIONS:
Fund share sold [94,967,376 and 234,679,253 shares, respectively]	964,755,498	2,095,179,675
Fund share issued in reinvestment of distributions [4,518,840 and 3,722,881 shares, respectively]	44,555,761	32,612,442
Net asset value of shares issued in merger [0 and 92,494,613 shares, respectively] (Note 10)	—	915,783,082
Fund share repurchased [34,971,814 and 32,091,632 shares, respectively]	(342,685,229)	(245,328,342)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	666,626,030	2,798,246,857

TOTAL INCREASE IN NET ASSETS	447,875,351	3,267,817,895
NET ASSETS:
Beginning of period	4,612,474,501	1,344,656,606

End of period	$5,060,349,852	$4,612,474,501

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 97.3%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST Federated Aggressive Growth Portfolio	8,006,486	$55,484,945
AST Goldman Sachs Concentrated Growth Portfolio	15,674,058	351,098,889
AST Goldman Sachs Mid-Cap Growth Portfolio*	11,852,571	51,203,108
AST High Yield Portfolio	13,718,537	93,560,422
AST International Growth Portfolio	42,069,040	379,883,430
AST International Value Portfolio	30,022,507	380,985,619
AST Jennison Large-Cap Growth Portfolio	22,649,787	220,155,928
AST Jennison Large-Cap Value Portfolio	20,394,086	200,065,980
AST Large-Cap Value Portfolio	71,935,673	789,134,330
AST Marsico Capital Growth Portfolio	22,435,091	334,058,510
AST MFS Growth Portfolio	53,287,118	415,639,518
AST Mid-Cap Value Portfolio	4,362,802	41,882,900
AST Money Market Portfolio	5,595,687	5,595,687
AST Neuberger Berman Mid-Cap Growth Portfolio*	3,264,785	54,130,132
AST Parametric Emerging Markets Equity Portfolio	17,879,393	139,995,645
AST PIMCO Total Return Bond Portfolio	70,554,597	841,010,797
AST Small-Cap Growth Portfolio	3,759,748	56,396,227
AST Small-Cap Value Portfolio	10,454,298	110,920,097
AST T. Rowe Price Global Bond Portfolio	73,409	762,720
AST T. Rowe Price Large-Cap Growth Portfolio*	20,699,160	200,574,860
AST T. Rowe Price Natural Resources Portfolio	4,750,521	76,720,911
AST Value Portfolio	44,441,786	312,870,176
AST Western Asset Core Plus Bond Portfolio	35,253,931	362,762,952

TOTAL LONG-TERM INVESTMENTS(w) (cost $5,497,556,446)		5,474,893,783

SHORT-TERM INVESTMENTS — 5.5%
	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 5.2%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund(w) (cost $289,978,671)	289,978,671	$289,978,671

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills(k)(n)
0.151%	12/16/10	$17,200	17,183,540
0.161%	12/16/10	500	499,521
0.221%	12/16/10	1,300	1,298,756
0.231%	12/16/10	350	349,665

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,335,875)			19,331,482

TOTAL SHORT-TERM INVESTMENTS (cost $309,314,546)			309,310,153

TOTAL INVESTMENTS — 102.8% (cost $5,806,870,992)			5,784,203,936
Liabilities in excess of other assets(x) — (2.8)%			(159,507,875)

NET ASSETS — 100.0%			$5,624,696,061

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Liabilities in excess of other assets includes net unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)
Long Positions:
332	10 Year U.S. Treasury Notes	Sep 10	$39,896,368	$40,685,563	$789,195
281	CAC40 10 Euro	Jul 10	12,408,176	11,827,455	(580,721)
38	DAX Index	Sep 10	7,118,959	6,925,534	(193,425)
122	FTSE 100 Index	Sep 10	9,407,897	8,896,175	(511,722)
235	Russell 2000 Mini	Sep 10	14,533,833	14,283,300	(250,533)
414	S&P 500	Sep 10	109,482,734	106,253,100	(3,229,634)
129	Topix Index	Sep 10	12,355,562	12,233,954	(121,608)

					$(4,098,448)

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,764,872,454	$—	$—
U.S. Treasury Obligations	—	19,331,482	—
Other Financial Instruments*
Futures	(4,098,448)	—	—

Total	$5,760,774,006	$19,331,482	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Investment Type
Large/Mid-Cap Value	31.3%
Large/Mid-Cap Growth	21.5
Core Bonds	14.9
International Value	6.8
International Growth	6.7
Global Bonds	6.4
Money Market	5.3
Emerging Markets	2.5
Small-Cap Growth	2.0
Small-Cap Value	2.0
High Yield	1.7
Sector	1.4
U.S. Treasury Obligations	0.3

102.8
Liabilities in excess of other assets	(2.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Derivatives not accounted for as hedging instruments, carried at fair value
Interest rate contracts	Due to broker-variation margin	$789,195	*	—	$—
Equity contracts	—	—		Due to broker-variation margin	4,887,643	*

Total		$789,195			$4,887,643

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$2,840,570
Equity contracts	(4,153,924)

Total	$(1,313,354)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$1,030,484
Equity contracts	(5,702,470)

Total	$(4,671,986)

For the six months ended June 30, 2010, the Portfolio’s average value at trade date for futures long position was $178,393,393.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Affiliated investments (cost $5,787,535,117)	$5,764,872,454
Unaffiliated investments (cost $19,335,875)	19,331,482
Cash	50,673,741
Deposit with broker	58
Receivable for investments sold	44,918,362
Dividends and interest receivable	78,374
Prepaid expenses	5,621

Total Assets	5,879,880,092

LIABILITIES:
Payable for fund share repurchased	252,853,980
Due to broker-variation margin	1,207,630
Payable for investments purchased	441,510
Advisory fees payable	306,371
Payable to custodian	285,769
Accrued expenses and other liabilities	88,229
Affiliated transfer agent fee payable	542

Total Liabilities	255,184,031

NET ASSETS	$5,624,696,061

Net assets were comprised of:
Paid-in capital	$6,868,431,485
Retained earnings	(1,243,735,424)

Net assets, June 30, 2010	$5,624,696,061

Net asset value and redemption price per share, $5,624,696,061 / 641,825,847 outstanding shares of beneficial interest	$8.76

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Affiliated dividend income	$49,305,356
Unaffiliated interest income	9,395

49,314,751

EXPENSES
Advisory fees	4,587,349
Custodian and accounting fees	248,000
Insurance expenses	33,000
Trustees’ fees	20,000
Commitment fee on syndicated credit agreement	14,000
Audit fee	9,000
Legal fees and expenses	7,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Loan interest expense (Note 7)	3,257
Miscellaneous	5,928

Total expenses	4,938,534

NET INVESTMENT INCOME	44,376,217

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $(260,072,143))	(260,072,143)
Net capital gain distribution received (including affiliated $16,519,572)	16,519,572
Futures transactions	(1,313,354)
Foreign currency transactions	(44,220)

(244,910,145)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(136,085,069))	(136,088,997)
Futures	(4,671,986)
Foreign currencies	(5,810)

(140,766,793)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(385,676,938)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(341,300,721)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$44,376,217	$69,492,231
Net realized loss on investment and foreign currency transactions	(244,910,145)	(455,887,565)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(140,766,793)	1,348,939,110

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(341,300,721)	962,543,776

DISTRIBUTIONS	(69,577,232)	(76,654,365)

FUND SHARE TRANSACTIONS:
Fund share sold [127,123,486 and 264,582,588 shares, respectively]	1,202,283,712	2,177,430,789
Fund share issued in reinvestment of distributions [7,654,261 and 9,498,682 shares, respectively]	69,577,232	76,654,365
Fund share repurchased [118,728,751 and 49,434,538 shares, respectively]	(1,069,547,474)	(352,101,345)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	202,313,470	1,901,983,809

TOTAL INCREASE (DECREASE) IN NET ASSETS	(208,564,483)	2,787,873,220
NET ASSETS:
Beginning of period	5,833,260,544	3,045,387,324

End of period	$5,624,696,061	$5,833,260,544

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 104.0%
AFFILIATED MUTUAL FUNDS— 93.8%	Shares	Value (Note 2)
AST Federated Aggressive Growth Portfolio	4,257,412	$29,503,864
AST Goldman Sachs Concentrated Growth Portfolio	1,980,211	44,356,715
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,445,217	6,243,337
AST International Growth Portfolio	14,159,069	127,856,397
AST Jennison Large-Cap Growth Portfolio	2,820,768	27,417,865
AST Jennison Large-Cap Value Portfolio	2,773,024	27,203,361
AST Large-Cap Value Portfolio	9,846,393	108,014,929
AST Marsico Capital Growth Portfolio	2,642,903	39,352,823
AST MFS Growth Portfolio	6,365,987	49,654,696
AST Mid-Cap Value Portfolio	602,591	5,784,873
AST Money Market Portfolio	23,661,291	23,661,291
AST Neuberger Berman Mid-Cap Growth Portfolio*	387,686	6,427,841
AST PIMCO Total Return Bond Portfolio	11,110,823	132,441,013
AST Small-Cap Growth Portfolio	1,991,114	29,866,717
AST T. Rowe Price Large-Cap Growth Portfolio*	2,524,490	24,462,310
AST Value Portfolio	5,496,229	38,693,451
AST Western Asset Core Plus Bond Portfolio	5,535,056	56,955,724

TOTAL AFFILIATED MUTUAL FUNDS (cost $806,341,982)(w)		777,897,207

COMMON STOCKS — 10.2%
	Shares	Value (Note 2)
Exchange Traded Funds
Energy Select Sector SPDR Fund	258,300	$12,832,344
iShares Dow Jones U.S. Healthcare Sector Index Fund	73,500	4,279,905
iShares MSCI Emerging Markets Index Fund	436,030	16,272,639
iShares MSCI Germany Index Fund	864,500	16,174,795
iShares Russell 2000 Index Fund	139,500	8,520,660
iShares S&P Global Technology Sector Index Fund	256,591	12,780,798
PowerShares DB US Dollar Index Bullish Fund*	23,160	580,390
Vanguard Health Care	256,063	12,864,605

TOTAL COMMON STOCKS (cost $89,892,032)		84,306,136

TOTAL INVESTMENTS — 104.0% (cost $896,234,014)		862,203,343
Liabilities in excess of other assets — (4.0)%		(32,977,620)

NET ASSETS — 100.0%		$829,225,723

The following abbreviations are used in the Portfolio descriptions:

MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$84,306,136	$—	$—
Affiliated Mutual Funds	777,897,207	—	—

Total	$862,203,343	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Investment Type
Large/Mid-Cap Value	27.7%
Large/Mid-Cap Growth	17.7
Core Bonds	16.0
International Growth	15.4
Exchange Traded Funds	10.2
Small-Cap Growth	7.2
Global Bonds	6.9
Money Market	2.9

104.0
Liabilities in excess of other assets	(4.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Affiliated investments (cost $806,341,982)	$777,897,207
Unaffiliated investments (cost $89,892,032)	84,306,136
Receivable for investments sold	28,029,140
Receivable for fund share sold	2,017
Dividends receivable	132
Prepaid expenses	303

Total Assets	890,234,935

LIABILITIES:
Payable for fund share repurchased	50,087,641
Payable for investments purchased	6,666,234
Payable to custodian	4,129,726
Advisory fees payable	88,719
Accrued expenses and other liabilities	36,350
Affiliated transfer agent fee payable	542

Total Liabilities	61,009,212

NET ASSETS	$829,225,723

Net assets were comprised of:
Paid-in capital	$853,009,760
Retained earnings	(23,784,037)

Net assets, June 30, 2010	$829,225,723

Net asset value and redemption price per share, $829,225,723 / 92,786,213 outstanding shares of beneficial interest	$8.94

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Affiliated dividend income	$5,955,856
Unaffiliated dividend income	454,754

6,410,610

EXPENSES
Advisory fees	1,139,466
Custodian and accounting fees	44,000
Audit fee	13,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense (Note 7)	2,580
Insurance expenses	2,000
Miscellaneous	4,253

Total expenses	1,227,299
Less: advisory fee waiver and/or expense reimbursement	(305,439)

Net expenses	921,860

NET INVESTMENT INCOME	5,488,750

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions (including affiliated $26,537,157)	30,321,022
Net capital gain distribution received (including affiliated $2,655,284)	2,655,284

32,976,306

Net change in unrealized appreciation (depreciation) on investments (including affiliated $(78,902,674))	(90,570,432)

NET LOSS ON INVESTMENTS	(57,594,126)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,105,376)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$5,488,750	$2,888,001
Net realized gain (loss) on investment transactions	32,976,306	(880,477)
Net change in unrealized appreciation (depreciation) on investments	(90,570,432)	64,421,583

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(52,105,376)	66,429,107

DISTRIBUTIONS	(2,896,396)	(998,148)

FUND SHARE TRANSACTIONS:
Fund share sold [47,357,364 and 58,688,452 shares, respectively]	450,362,092	494,458,012
Fund share issued in reinvestment of distributions [313,124 and 122,023 shares, respectively]	2,896,396	998,148
Fund share repurchased [19,096,084 and 4,448,385 shares, respectively]	(172,707,867)	(30,539,340)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	280,550,621	464,916,820

TOTAL INCREASE IN NET ASSETS	225,548,849	530,347,779
NET ASSETS:
Beginning of period	603,676,874	73,329,095

End of period	$829,225,723	$603,676,874

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 100.5%
	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS — 90.6%
AST Federated Aggressive Growth Portfolio	5,147,435	$35,671,726
AST Goldman Sachs Concentrated Growth Portfolio	1,937,063	43,390,219
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,420,398	6,136,118
AST International Growth Portfolio	13,331,519	120,383,613
AST Jennison Large-Cap Growth Portfolio	2,770,956	26,933,696
AST Jennison Large-Cap Value Portfolio	2,616,739	25,670,214
AST Large-Cap Value Portfolio	9,264,380	101,630,250
AST Marsico Capital Growth Portfolio	2,599,745	38,710,199
AST MFS Growth Portfolio	6,293,904	49,092,447
AST Mid-Cap Value Portfolio	564,546	5,419,637
AST Money Market Portfolio	123,255,929	123,255,929
AST Neuberger Berman Mid-Cap Growth Portfolio*	380,640	6,311,015
AST PIMCO Total Return Bond Portfolio	24,642,162	293,734,568
AST Small-Cap Growth Portfolio	2,404,642	36,069,633
AST T. Rowe Price Large-Cap Growth Portfolio*	2,483,162	24,061,841
AST Value Portfolio	5,086,822	35,811,226
AST Western Asset Core Plus Bond Portfolio	12,292,117	126,485,880

TOTAL AFFILIATED MUTUAL FUNDS(w) (cost $1,103,646,874)		1,098,768,211

COMMON STOCKS — 9.9%
	Shares	Value (Note 2)
Exchange Traded Funds
Energy Select Sector SPDR Fund	366,700	$18,217,656
iShares Dow Jones U.S. Healthcare Sector Index Fund	111,200	6,475,176
iShares MSCI Emerging Markets Index Fund	616,131	22,994,009
iShares MSCI Germany Index Fund	1,014,000	18,971,940
iShares Russell 2000 Index Fund	202,000	12,338,160
iShares S&P Global Technology Sector Index Fund	362,835	18,072,812
PowerShares DB US Dollar Index Bullish Fund*	158,300	3,966,998
Vanguard Health Care	368,126	18,494,650

TOTAL COMMON STOCKS (cost $125,165,508)		119,531,401

TOTAL INVESTMENTS — 100.5% (cost $1,228,812,382)		1,218,299,612
Liabilities in excess of other assets — (0.5)%		(6,029,856)

NET ASSETS — 100.0%		$1,212,269,756

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$119,531,401	$—	$—
Affiliated Mutual Funds	1,098,768,211	—	—

Total	$1,218,299,612	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Investment Type
Core Bonds	24.2%
Large/Mid-Cap Value	18.0
Large/Mid-Cap Growth	12.0
Global Bonds	10.4
Money Market	10.2
International Growth	9.9
Exchange Traded Funds	9.9
Small-Cap Growth	5.9

100.5
Liabilities in excess of other assets	(0.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Affiliated investments (cost $1,103,646,874)	$1,098,768,211
Unaffiliated investments (cost $125,165,508)	119,531,401
Receivable for investments sold	8,996,104
Receivable for fund share sold	3,815,250
Dividends receivable	63
Prepaid expenses	512

Total Assets	1,231,111,541

LIABILITIES:
Payable for investments purchased	11,557,225
Payable to custodian	3,662,084
Payable for fund share repurchased	3,472,157
Advisory fees payable	123,291
Accrued expenses and other liabilities	26,486
Affiliated transfer agent fee payable	542

Total Liabilities	18,841,785

NET ASSETS	$1,212,269,756

Net assets were comprised of:
Paid-in capital	$1,201,315,526
Retained earnings	10,954,230

Net assets, June 30, 2010	$1,212,269,756

Net asset value and redemption price per share, $1,212,269,756 / 139,817,694 outstanding shares of beneficial interest	$8.67

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Affiliated dividend income	$9,863,832
Unaffiliated dividend income	609,109

10,472,941

EXPENSES
Advisory fees	1,591,901
Custodian and accounting fees	60,000
Audit fee	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	4,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense (Note 7)	1,362
Miscellaneous	5,098

Total expenses	1,694,361
Less: advisory fee waiver and/or expense reimbursement	(456,250)

Net expenses	1,238,111

NET INVESTMENT INCOME	9,234,830

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions (including affiliated $22,409,621)	28,089,566
Net capital gain distribution received (including affiliated $5,804,327)	5,804,327

33,893,893

Net change in unrealized appreciation (depreciation) on investments (including affiliated $(65,215,464))	(80,903,378)

NET LOSS ON INVESTMENTS	(47,009,485)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(37,774,655)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$9,234,830	$6,635,177
Net realized gain on investment transactions	33,893,893	3,419,038
Net change in unrealized appreciation (depreciation) on investments	(80,903,378)	80,213,934

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(37,774,655)	90,268,149

DISTRIBUTIONS	(6,659,012)	(1,186,320)

FUND SHARE TRANSACTIONS:
Fund share sold [46,455,662 and 85,863,212 shares, respectively]	420,821,905	695,901,685
Fund share issued in reinvestment of distributions [750,734 and 149,222 shares, respectively]	6,659,012	1,186,320
Fund share repurchased [5,477,216 and 7,309,981 shares, respectively]	(48,215,281)	(49,771,930)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	379,265,636	647,316,075

TOTAL INCREASE IN NET ASSETS	334,831,969	736,397,904
NET ASSETS:
Beginning of period	877,437,787	141,039,883

End of period	$1,212,269,756	$877,437,787

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 93.0%
COMMON STOCKS — 91.8%	Shares	Value (Note 2)
Advertising — 0.5%
National CineMedia, Inc.	117,843	$1,963,264

Aerospace — 1.7%
Innovative Solutions and Support, Inc.*	701,003	3,084,413
Moog, Inc. (Class A Stock)*	123,950	3,994,909

		7,079,322

Airlines — 3.0%
AirTran Holdings, Inc.*(a)	1,535,000	7,444,750
US Airways Group, Inc.*(a)	611,176	5,262,225

		12,706,975

Automobile Manufacturers — 1.5%
Copart, Inc.*	38,191	1,367,620
Piaggio & Co., SpA (Italy)	2,141,647	5,069,378

		6,436,998

Automotive Parts — 3.0%
CLARCOR, Inc.	183,750	6,526,800
Douglas Dynamics, Inc.*	16,471	189,416
O’Reilly Automotive, Inc.*(a)	109,600	5,212,576
Wonder Auto Technology, Inc.*(a)	109,383	800,684

		12,729,476

Biotechnology — 1.5%
3SBio, Inc., ADR (Cayman Islands)*	101,750	1,183,353
Anadys Pharmaceuticals, Inc.*	406,973	781,388
BELLUS Health, Inc. (Canada)*	451,199	53,241
Human Genome Sciences, Inc.*(a)	95,000	2,152,700
Qiagen NV (Netherlands)*	53,795	1,046,581
Repligen Corp.*	349,594	1,122,197

		6,339,460

Building & Construction — 0.8%
Multiplan Empreendimentos Imobiliarios SA (Brazil)	43,300	771,244
Thor Industries, Inc.	112,000	2,660,000

		3,431,244

Building Materials — 0.9%
Owens Corning*(a)	73,667	2,203,380
Simpson Manufacturing Co., Inc.	69,100	1,696,405

		3,899,785

Business Services — 4.7%
ChinaCast Education Corp.*	254,555	1,512,057
CoStar Group, Inc.*(a)	47,664	1,849,363
Ctrip.com International Ltd., ADR (Cayman Islands)*(a)	109,900	4,127,844
Kenexa Corp.*	266,953	3,203,436
Onvia, Inc.*(a)	241,687	908,743
Transcend Services, Inc.*	149,700	2,020,950
Verisk Analytics, Inc. (Class A Stock)*	208,200	6,225,180

		19,847,573

COMMON STOCKS (continued)	Shares	Value (Note 2)
Cable Television — 1.3%
Central European Media Enterprises Ltd. (Class A Stock) (Bermuda)*(a)	288,700	$5,745,130

Chemicals — 0.7%
Huabao International Holdings Ltd. (Bermuda)	1,185,300	1,515,076
Yingde Gases (Cayman Islands)*	1,584,300	1,571,150

		3,086,226

Commercial Services — 1.2%
ICF International, Inc.*	92,000	2,201,560
KAR Auction Services, Inc.*	27,383	338,728
Lincoln Educational Services Corp.*	62,345	1,283,684
SEB – Sistema Educacional Brasileiro SA (Brazil)	20,802	203,986
TNS, Inc.*	63,500	1,107,443

		5,135,401

Computer Hardware — 1.2%
CommVault Systems, Inc.*	233,746	5,259,285

Computer Services & Software — 7.3%
Amadeus IT Holding SA (Class A Stock) (Spain)*	318,714	5,066,623
Compellent Technologies, Inc.*(a)	156,700	1,899,204
Fundtech Ltd. (Israel)*(a)	187,700	1,950,203
IHS, Inc. (Class A Stock)*	43,100	2,517,902
Informatica Corp.*	40,600	969,528
JDA Software Group, Inc.*(a)	42,600	936,348
Netezza Corp.*(a)	360,400	4,930,272
Phoenix Technologies Ltd.*	784,000	2,265,760
RADWARE Ltd. (Israel)*	243,600	4,986,492
SMART Modular Technologies (WWH), Inc. (Cayman Islands)*	477,000	2,790,450
Telecity Group PLC (United Kingdom)*	216,786	1,291,573
Tier Technologies, Inc. (Class B Stock)*	234,600	1,426,368

		31,030,723

Consumer Products & Services — 3.3%
Hypermarcas SA (Brazil)*	797,067	10,222,771
Kid Brands, Inc.*	84,001	590,527
L’Occitane International SA (Luxembourg)*	54,250	118,297
Prestige Brands Holdings, Inc.*	153,418	1,086,199
Vitamin Shoppe, Inc.*	75,000	1,923,750

		13,941,544

Diversified Operations — 0.3%
MAX India Ltd. (India)*	233,009	764,429
RHJ International SA (Belgium)*	62,191	460,690

		1,225,119

Education — 0.1%
China Education Alliance, Inc.*	128,100	531,615

Electric — 0.4%
ITC Holdings Corp.	35,100	1,857,141

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment — 1.5%
Harbin Electric, Inc.*(a)	39,325	$654,761
Power-One, Inc.*(a)	148,500	1,002,375
SatCon Technology Corp.*(a)	1,673,052	4,784,929

		6,442,065

Electronic Components & Equipment — 1.3%
Rural Electrification Corp. Ltd. (India)	753,525	4,901,782
Spire Corp.*(a)	196,056	682,275

		5,584,057

Energy – Alternate Sources — 0.5%
China Integrated Energy, Inc.*(a)	61,460	510,118
Covanta Holding Corp.*	62,400	1,035,216
FuelCell Energy, Inc.*	300,000	354,000
Trina Solar Ltd., ADR (Cayman Islands)*(a)	24,696	426,747

		2,326,081

Entertainment & Leisure — 0.5%
Penn National Gaming, Inc.*	71,000	1,640,100
Universal Travel Group*	93,411	549,257

		2,189,357

Environmental Control — 1.4%
IESI-BFC Ltd. (Canada)	299,400	6,020,934

Financial – Bank & Trust — 0.5%
Redecard SA (Brazil)	140,521	1,985,978

Financial Services — 3.9%
Affiliated Managers Group, Inc.*(a)	48,900	2,971,653
CBOE Holdings, Inc.*(a)	29,000	943,950
CETIP SA – Balcao Organizado de Ativos e Derivativos (Brazil)	1,388,977	10,996,388
CETIP SA – Balcao Organizado de Ativos e Derivativos (Receipt) (Brazil)*	3,275	25,783
Greenhill & Co., Inc.(a)	27,200	1,662,736

		16,600,510

Food
China Marine Food Group Ltd.*	11,246	46,558

Healthcare Products — 0.1%
Cepheid, Inc.*(a)	35,819	573,820

Healthcare Services — 1.3%
athenahealth, Inc.*(a)	87,500	2,286,375
Protalix BioTherapeutics, Inc.*(a)	175,000	1,069,250
Seattle Genetics, Inc.*(a)	197,978	2,373,756

		5,729,381

Hotels & Motels — 0.4%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*(a)	213,624	1,580,818

Industrial Products — 0.6%
Entropic Communications, Inc.*	418,300	2,652,022

Insurance — 2.2%
CNinsure, Inc., ADR (Cayman Islands)(a)	27,200	705,568

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurace (continued)
W.R. Berkley Corp.	166,550	$4,406,913
Willis Group Holdings PLC (Ireland)	136,600	4,104,830

		9,217,311

Internet Services — 4.7%
AboveNet, Inc.*(a)	34,700	1,637,146
Akamai Technologies, Inc.*	17,100	693,747
Art Technology Group, Inc.*	360,562	1,233,122
ASOS PLC (United Kingdom)*	159,161	2,035,331
BroadSoft, Inc.*	163,816	1,400,627
Cinedigm Digital Cinema Corp. (Class A Stock)*(a)	639,767	831,697
Constant Contact, Inc.*(a)	142,828	3,046,521
Monster Worldwide, Inc.*(a)	26,676	310,775
NaviSite, Inc.*	428,366	1,126,603
NIC, Inc.	169,300	1,085,213
Perfect World Co. Ltd., ADR (Cayman Islands)*	46,100	1,014,661
QuinStreet, Inc.*(a)	41,034	472,301
ReachLocal, Inc.*(a)	143,969	1,867,278
US Auto Parts Network, Inc.*	49,306	295,836
WebMediaBrands, Inc.*	611,616	550,455
Yoox SpA (Italy)*	375,061	2,591,584

		20,192,897

Manufacturing — 1.2%
Fabrinet (Cayman Islands)*	141,392	1,512,894
JinkoSolar Holding Co. Ltd., ADR (Cayman Islands)*(a)	177,316	1,719,965
STR Holdings, Inc.*(a)	94,461	1,775,867

		5,008,726

Media — 0.1%
DG FastChannel, Inc.*	18,741	610,582

Medical Supplies & Equipment — 2.6%
Ardea Biosciences, Inc.*	80,804	1,661,330
Conceptus, Inc.*(a)	505	7,868
Corcept Therapeutics, Inc.*	43,135	134,581
Corcept Therapeutics, Inc., PIPE(g)	123,242	384,515
Endologix, Inc.*	126,060	571,052
Illumina, Inc.*(a)	60,700	2,642,271
Insulet Corp.*	48,900	735,945
LifeWatch AG (Switzerland)*	8,558	101,051
Masimo Corp.	42,000	1,000,020
Orthofix International NV (Netherlands)*	115,000	3,685,750
ThermoGenesis Corp.*	23,130	11,334

		10,935,717

Metals & Mining — 1.3%
Commercial Metals Co.	109,075	1,441,972
Thompson Creek Metals Co., Inc. (Canada)*(a)	459,309	3,986,802

		5,428,774

Oil, Gas & Consumable Fuels — 0.7%
Concho Resources, Inc.*(a)	5,750	318,147
SandRidge Energy, Inc.*(a)	282,700	1,648,141

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Vermilion Energy Trust (Canada)	38,600	$1,220,856

		3,187,144

Paper & Forest Products — 0.3%
Nine Dragons Paper Holdings Ltd. (Bermuda)	846,703	1,140,697

Pharmaceuticals — 13.1%
Adaltis, Inc. (OTC) (Canada), 144A(g)	41,000	—
Adaltis, Inc. (TSX) (Canada), 144A*(g)	172,400	—
Alkermes, Inc.*(a)	365,800	4,554,210
Aurobindo Pharma Ltd. (India)	62,450	1,217,583
Auxilium Pharmaceuticals, Inc.*(a)	208,917	4,909,550
BioMarin Pharmaceutical, Inc.*(a)	163,600	3,101,856
Catalyst Pharmaceutical Partners, Inc.*	660,000	653,400
Cubist Pharmaceuticals, Inc.*	347,900	7,166,740
Dishman Pharmaceuticals & Chemicals Ltd. (India)	258,213	1,197,781
Dyax Corp.*(a)	804,000	1,825,080
Dynavax Technologies Corp.*(a)	3,017,094	5,611,795
Hikma Pharmaceuticals PLC (United Kingdom)	21,914	232,683
Mylan, Inc.*(a)	152,000	2,590,080
Nektar Therapeutics*	88,600	1,072,060
Orexigen Therapeutics, Inc.*(a)	180,000	756,000
Penwest Pharmaceuticals Co.*(a)	396,673	1,309,021
Pharmacyclics, Inc.*	64,900	432,234
Piramal Healthcare Ltd. (India)	86,388	887,758
Progenics Pharmaceuticals, Inc.*(a)	293,678	1,609,355
Regeneron Pharmaceuticals, Inc.*(a)	52,200	1,165,104
Savient Pharmaceuticals, Inc.*(a)	114,764	1,446,026
Somaxon Pharmaceuticals, Inc.*(a)	200,000	720,000
Threshold Pharmaceuticals, Inc., PIPE	203,171	253,943
Tianyin Pharmaceutical Co., Inc.	75,200	207,552
Vical, Inc.*(a)	484,454	1,501,807
Vivus, Inc.*(a)	97,100	932,160
Warner Chilcott PLC (Class A Stock) (Ireland)*(a)	402,914	9,206,585
Watson Pharmaceuticals, Inc.*	28,300	1,148,131

		55,708,494

Real Estate — 1.3%
BR Malls Participacoes SA (Brazil)	82,111	1,079,043
Brasil Brokers Participacoes SA (Brazil)	455,012	1,477,214
China Housing & Land Development, Inc.*(a)	165,838	384,744
E-House China Holdings Ltd., ADR (Cayman Islands)(a)	110,000	1,629,100
IFM Investments Ltd., ADS (Cayman Islands)*	41,179	215,366
Xinyuan Real Estate Co. Ltd., ADR (Cayman Islands)*	272,600	648,788

		5,434,255

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trust — 0.8%
Colony Financial, Inc.	200,000	$3,380,000

Restaurants — 1.2%
Chipotle Mexican Grill, Inc. (Class A Stock)*	26,800	3,666,508
Texas Roadhouse, Inc.*	99,565	1,256,510

		4,923,018

Retail & Merchandising — 5.5%
B2W Companhia Global Do Varejo, GDR, 144A (Brazil)	14,157	464,334
Dick’s Sporting Goods, Inc.*(a)	239,600	5,963,644
Geox SpA (Italy)	169,828	757,925
Grupo Comercial Chedraui SA de CV (Mexico)*	225,584	589,555
hhgregg, Inc.*(a)	335,050	7,813,366
LJ International, Inc. (Virgin Islands)*	84,174	220,536
Lululemon Athletica, Inc.*(a)	121,000	4,503,620
Rue21, Inc.*(a)	36,000	1,092,240
Select Comfort Corp.*(a)	138,400	1,211,000
Ulta Salon Cosmetics & Fragrance, Inc.*	43,300	1,024,478

		23,640,698

Semiconductors — 2.9%
Conexant Systems, Inc.*(a)	346,000	775,040
Microsemi Corp.*	199,438	2,917,778
Mindspeed Technologies, Inc.*(a)	792,000	5,932,080
Nova Measuring Instruments Ltd. (Israel)*	428,575	1,787,158
ON Semiconductor Corp.*	152,600	973,588

		12,385,644

Software — 1.4%
Blackboard, Inc.*(a)	31,000	1,157,230
Parametric Technology Corp.*	190,200	2,980,434
SS&C Technologies Holdings, Inc.*(a)	114,000	1,827,420

		5,965,084

Telecommunications — 3.5%
Atlantic Tele-Network, Inc.	7,163	295,832
DigitalGlobe, Inc.*	86,261	2,268,664
GeoEye, Inc.*	117,548	3,660,445
Gilat Satellite Networks Ltd. (Israel)*	343,500	1,586,970
hiSoft Technology International Ltd.,
ADR (Cayman Islands)*	178,000	1,851,200
Hypercom Corp.*	112,700	522,928
NTELOS Holdings Corp.	66,700	1,147,240
tw telecom, Inc.*	214,900	3,584,532

		14,917,811

Textiles — 0.3%
Cia Hering (Brazil)	54,004	1,406,198

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.(a)	35,500	542,085

Transportation — 3.2%
Aramex Co. PJSC (United Arab Emirates)*	12,425,267	5,145,422

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation (continued)
Con-Way, Inc.	185,437	$5,566,819
Dynamex, Inc.*	124,700	1,521,340
Express-1 Expedited Solutions, Inc.*	1,248,415	1,573,003

		13,806,584

TOTAL COMMON STOCKS (cost $377,851,117)		391,809,581

PREFERRED STOCK — 0.3%
Cable Television
Lodgenet Interactive Corp., 10.00%, CVT, 144A (cost $906,000)	906	1,067,947

	Units
WARRANTS* — 0.1%
Biotechnology
Anadys Pharmaceuticals, Inc., expiring 06/03/14	43,050	73,609

Medical Supplies & Equipment
Corcept Therapeutics, expiring 04/21/13	43,135	81,997

Pharmaceuticals — 0.1%
Clinical Data, Inc., expiring 05/24/12	7,625	34
Cortex Pharmaceuticals, Inc., expiring 08/28/12	55,040	182
Dynavax Technologies Corp., expiring 04/16/15	173,656	312,408
Medicure, Inc., expiring 12/02/11 (China)	106,637	7
Point Therapeutics, Inc., expiring 07/01/12	84,270	138
Threshold Pharmaceuticals, Inc., expiring 10/05/14	90,745	71,418

		384,187

TOTAL WARRANTS (cost $39,662)		539,793

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#
CONVERTIBLE BONDS — 0.8%
Cable Television — 0.6%
Central European Media Enterprises Ltd., Sr. Sec’d. Notes, 144A (Bermuda)
3.50%	03/15/13	B	(d)	$3,611	2,748,874

Financial Services — 0.2%
National Financial Partners Corp., Sr. Notes, 144A
4.00%	06/15/17	NR		893	843,885

TOTAL CONVERTIBLE BONDS (cost $3,182,825)					3,592,759

TOTAL LONG-TERM INVESTMENTS (cost $381,979,604)					397,010,080

SHORT-TERM INVESTMENT — 33.2%		Value (Note 2)
	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $141,738,724; includes $108,837,069 of cash collateral for securities on loan)(b)(w)(Note 4)	141,738,724	$141,738,724

TOTAL INVESTMENTS(o) — 126.2% (cost $523,718,328)		538,748,804
Liabilities in excess of other assets — (26.2)%		(111,858,615)

NET ASSETS — 100.0%		$426,890,189

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
CVT	Convertible Security
GDR	Global Depositary Receipt
NR	Not Rated by Moody’s or Standard & Poor’s
OTC	Over-the-Counter
PIPE	Private Investment In Public Equity
TSX	Toronto Stock Exchange

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $102,587,601; cash collateral of $108,837,069 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(o)	As of June 30, 2010, 30 securities representing $33,106,725 and 7.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$359,242,649	$32,182,417	$384,515
Preferred Stock	1,067,947	—	—
Warrants	—	457,469	82,324
Convertible Bonds	—	3,592,759	—
Affiliated Money Market Mutual Fund	141,738,724	—	—

Total	$502,049,320	$36,232,645	$466,839

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:
Affiliated Money Market Mutual Fund (25.5% represents investments purchased with collateral from securities on loan)	33.2%
Pharmaceuticals	13.2
Computer Services & Software	7.3
Retail & Merchandising	5.5
Internet Services	4.7
Business Services	4.7
Financial Services	4.1
Telecommunications	3.5
Consumer Products & Services	3.3
Transportation	3.2
Automotive Parts	3.0
Airlines	3.0
Semiconductors	2.9
Medical Supplies & Equipment	2.6
Cable Television	2.2
Insurance	2.2
Aerospace	1.7
Electrical Equipment	1.5
Automobile Manufacturers	1.5
Biotechnology	1.5
Environmental Control	1.4
Software	1.4
Healthcare Services	1.3
Electronic Components & Equipment	1.3
Real Estate	1.3

Metals & Mining	1.3%
Computer Hardware	1.2
Commercial Services	1.2
Manufacturing	1.2
Restaurants	1.2
Building Materials	0.9
Building & Construction	0.8
Real Estate Investment Trusts	0.8
Oil, Gas & Consumable Fuels	0.7
Chemicals	0.7
Industrial Products	0.6
Energy – Alternate Sources	0.5
Entertainment & Leisure	0.5
Financial – Bank & Trust	0.5
Advertising	0.5
Electric	0.4
Hotels & Motels	0.4
Textiles	0.3
Diversified Operations	0.3
Paper & Forest Products	0.3
Media	0.1
Healthcare Products	0.1
Thrifts & Mortgage Finance	0.1
Education	0.1

126.2
Liabilities in excess of other assets	(26.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$539,793	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Total
Equity contracts	$1	$3,010	$3,011

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants
Equity contracts	$128,431

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $102,587,601:
Unaffiliated investments (cost $381,979,604)	$397,010,080
Affiliated investments (cost $141,738,724)	141,738,724
Cash	1,728,730
Foreign currency, at value (cost $417,450)	416,040
Receivable for investments sold	4,868,892
Receivable for fund share sold	590,783
Dividends and interest receivable	300,306
Tax reclaim receivable	64,826
Prepaid expenses	4,789

Total Assets	546,723,170

LIABILITIES:
Payable to broker for collateral for securities on loan	108,837,069
Payable for fund share repurchased	7,026,850
Payable for investments purchased	3,742,778
Advisory fees payable	195,208
Accrued expenses and other liabilities	28,101
Shareholder servicing fees payable	2,433
Affiliated transfer agent fee payable	542

Total Liabilities	119,832,981

NET ASSETS	$426,890,189

Net assets were comprised of:
Paid-in capital	$551,151,659
Retained earnings	(124,261,470)

Net assets, June 30, 2010	$426,890,189

Net asset value and redemption price per share, $426,890,189 / 61,604,073 outstanding shares of beneficial interest	$6.93

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $47,446 foreign withholding tax)	$1,152,207
Unaffiliated interest income	319,099
Affiliated income from securities lending, net	283,655
Affiliated dividend income	39,089

1,794,050

EXPENSES
Advisory fees	2,099,224
Shareholder servicing fees and expenses	220,971
Custodian and accounting fees	88,000
Audit fee	9,000
Commitment fee on syndicated credit agreement	8,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	5,000
Legal fees and expenses	3,000
Insurance expenses	2,000
Miscellaneous	14,890

Total expenses	2,461,085

NET INVESTMENT LOSS	(667,035)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	11,428,312
Foreign currency transactions	(81,622)

11,346,690

Net change in unrealized appreciation (depreciation) on:
Investments	(19,413,600)
Foreign currencies	(4,458)

(19,418,058)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(8,071,368)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,738,403)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(667,035)	$220,380
Net realized gain (loss) on investment and foreign currency transactions	11,346,690	(37,055,378)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(19,418,058)	118,578,791

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,738,403)	81,743,793

DISTRIBUTIONS	(221,721)	(562,809)

FUND SHARE TRANSACTIONS:
Fund share sold [15,746,706 and 34,740,057 shares, respectively]	117,330,188	209,053,036
Fund share issued in reinvestment of distributions [30,880 and 95,716 shares, respectively]	221,721	562,809
Fund share repurchased [13,613,081 and 15,811,166 shares, respectively]	(97,242,365)	(88,792,269)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	20,309,544	120,823,576

TOTAL INCREASE IN NET ASSETS	11,349,420	202,004,560
NET ASSETS:
Beginning of period	415,540,769	213,536,209

End of period	$426,890,189	$415,540,769

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 103.0%
COMMON STOCKS — 72.5%	Shares	Value (Note 2)
Advertising
Charm Communications, Inc. ADR (China)*	1,900	$14,364
Dentsu, Inc. (Japan)	2,600	68,667
Focus Media Holding Ltd., ADR (China)*	6,400	99,392

		182,423

Aerospace & Defense — 1.0%
BE Aerospace, Inc.*	54,400	1,383,392
Lockheed Martin Corp.	12,740	949,130
Meggitt PLC (United Kingdom)	51,000	237,657
Safran SA (France)	6,880	191,920
United Technologies Corp.	14,950	970,404

		3,732,503

Airlines — 0.1%
Deutsche Lufthansa AG (Germany)*	25,030	346,028
Qantas Airways Ltd. (Australia)*	94,892	173,952

		519,980

Apparel — 0.1%
Carter’s, Inc.*	13,300	349,125

Auto Parts & Equipment — 0.8%
Aisin Seiki Co. Ltd. (Japan)	9,200	247,687
BorgWarner, Inc.*	31,940	1,192,639
Commercial Vehicle Group, Inc.*	35,870	366,233
Dana Holding Corp.*	38,060	380,600
Denso Corp. (Japan)	4,600	127,139
Sumitomo Electric Industries Ltd. (Japan)	10,200	118,870
Tenneco, Inc.*	14,460	304,528
TRW Automotive Holdings Corp.*	15,480	426,784

		3,164,480

Automobile Manufacturers — 0.9%
Daimler AG (Germany)*	2,678	135,468
Ford Motor Co.*	110,880	1,117,670
Hino Motors Ltd. (Japan)*	15,000	73,959
Honda Motor Co. Ltd. (Japan)	21,100	619,767
Mazda Motor Corp. (Japan)	48,000	112,169
Nissan Motor Co. Ltd. (Japan)*	30,700	213,932
Toyota Motor Corp. (Japan)	19,400	666,558
Volkswagen AG (PRFC Shares) (Germany)	5,232	459,112

		3,398,635

Banks — 1.3%
Australia & New Zealand Banking Group Ltd. (Australia)	12,187	218,896
Banco Bilbao Vizcaya Argentaria SA (Spain)	14,996	154,503
BNP Paribas (France)	12,907	694,408
FirstMerit Corp.	62,410	1,069,083
Home Federal Bancorp, Inc.	32,520	410,728
Huntington Bancshares, Inc.	93,540	518,212
Lloyds Banking Group PLC (United Kingdom)*	553,900	437,285

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Meridian Interstate Bancorp, Inc.*	26,740	$291,466
National Bank of Greece SA (Greece)*	11,000	118,443
Societe Generale (France)	13,160	541,521
Standard Chartered PLC (United Kingdom)	13,302	323,909
Swedbank AB (Class A Stock) (Sweden)*	36,300	333,113

		5,111,567

Beverages — 1.5%
Anheuser-Busch InBev NV (Belgium)	20,538	987,495
Asahi Breweries Ltd. (Japan)	2,400	40,659
Carlsberg A/S (Class B Stock) (Denmark)	1,600	121,935
Coca-Cola Amatil Ltd. (Australia)	20,428	204,542
Constellation Brands, Inc. (Class A Stock)*	34,070	532,173
Diageo PLC (United Kingdom)	21,853	343,265
Dr. Pepper Snapple Group, Inc.	53,370	1,995,504
Foster’s Group Ltd. (Australia)	78,683	372,685
Molson Coors Brewing Co. (Class B Stock)	23,550	997,578
Pernod-Ricard SA (France)	2,540	197,016
SABMiller PLC (South Africa)	7,000	196,283

		5,989,135

Biotechnology — 1.0%
Biogen Idec, Inc.*	18,470	876,402
Charles River Laboratories International, Inc.*	17,160	587,044
CSL Ltd. (Australia)	3,191	87,125
Dendreon Corp.*	8,010	258,963
Genzyme Corp.*	17,500	888,475
Gilead Sciences, Inc.*	24,100	826,148
Incyte Corp.*	25,820	285,827

		3,809,984

Building Materials — 0.2%
Asahi Glass Co. Ltd. (Japan)	34,000	319,254
Desarrolladora Homex SAB de CV (Mexico)*	8,900	224,636
James Hardie Industries SE (Ireland)*	16,482	85,349
Persimmon PLC (United Kingdom)*	39,300	203,982
Rinnai Corp. (Japan)	1,500	76,995
Sekisui House Ltd. (Japan)	3,000	25,658

		935,874

Chemicals — 1.9%
Air Liquide SA (France)	2,885	291,347
Air Water, Inc. (Japan)	3,000	32,755
Albemarle Corp.	20,770	824,777
Ashland, Inc.	12,780	593,248
BASF SE (Germany)	11,948	652,844
Bayer AG (Germany)	7,044	393,630

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Croda International PLC (United Kingdom)	7,800	$116,890
Dow Chemical Co. (The)	27,980	663,686
Ecolab, Inc.	9,540	428,441
Incitec Pivot Ltd. (Australia)	96,789	218,896
JSR Corp. (Japan)	2,400	40,315
Lanxess AG (Germany)	6,530	274,858
Lonza Group AG (Switzerland)	5,646	375,907
Mitsui Chemicals, Inc. (Japan)	97,000	271,089
Monsanto Co.	12,450	575,439
Praxair, Inc.	8,260	627,677
Rockwood Holdings, Inc.*	23,620	535,938
Shin-Etsu Chemical Co. Ltd. (Japan)	2,600	120,887
Showa Denko KK (Japan)	19,000	34,315
Sumitomo Bakelite Co. Ltd. (Japan)	12,000	58,730
Sumitomo Chemical Co. Ltd. (Japan)	6,000	23,221
Tokai Carbon Co. Ltd. (Japan)	6,000	28,084
Ube Industries Ltd. (Japan)	24,000	56,747

		7,239,721

Clothing & Apparel — 0.3%
Coach, Inc.	24,190	884,145
Jones Apparel Group, Inc.	24,540	388,959

		1,273,104

Commercial Banks — 2.7%
Bank of America Corp.	141,250	2,029,762
Bank of New York Mellon Corp. (The)	64,720	1,597,937
HSBC Holdings PLC (United Kingdom)	89,000	813,077
Intesa Sanpaolo SpA (Italy)	130,585	343,922
JPMorgan Chase & Co.	96,720	3,540,919
PNC Financial Services Group, Inc.	17,290	976,885
Wells Fargo & Co.	43,500	1,113,600

		10,416,102

Commercial Services — 0.2%
Experian PLC (Jersey)	11,200	97,399
Park24 Co. Ltd. (Japan)	6,000	64,359
United Rentals, Inc.*	50,010	466,093

		627,851

Computer Hardware — 5.2%
Apple, Inc.*	14,430	3,629,578
Computershare Ltd. (Australia)	22,801	201,645
Dell, Inc.*	356,080	4,294,325
Fujitsu Ltd. (Japan)	39,000	243,782
Obic Co. Ltd. (Japan)	420	81,071
Seagate Technology (Cayman Islands)*	443,500	5,783,240
TDK Corp. (Japan)	4,000	218,889
Western Digital Corp.*	193,780	5,844,405

		20,296,935

Construction — 0.3%
Beazer Homes USA, Inc.*	80,920	293,740
D.R. Horton, Inc.	58,720	577,218
Wienerberger AG (Austria)*	16,200	196,906

		1,067,864

COMMON STOCKS (continued)	Shares	Value (Note 2)
Consumer Products & Services — 1.6%
Avon Products, Inc.	43,140	$1,143,210
Procter & Gamble Co. (The)	83,100	4,984,338
Unicharm Corp. (Japan)	800	90,213

		6,217,761

Containers & Packaging — 0.2%
Packaging Corp. of America	12,370	272,387
Pactiv Corp.*	12,130	337,821

		610,208

Cosmetics/Personal Care
L’Oreal (France)	1,770	173,301

Distribution/Wholesale — 0.2%
Li & Fung Ltd. (Hong Kong)	34,000	152,115
Mitsubishi Corp. (Japan)	24,600	508,936
Owens & Minor, Inc.	5,580	158,360

		819,411

Diversified Financial Services — 3.2%
Artio Global Investors, Inc.	10,960	172,511
Charles Schwab Corp. (The)	101,060	1,433,031
CME Group, Inc.	6,490	1,827,260
Deutsche Boerse AG (Germany)	2,300	139,733
GFI Group, Inc.	147,790	824,668
Interactive Brokers Group, Inc. (Class A Stock)*	107,020	1,776,532
Invesco Ltd. (Bermuda)	51,100	860,013
Keppel Corp. Ltd. (Singapore)	20,000	120,751
Macquarie Group Ltd. (Australia)	4,775	146,767
MF Global Holdings Ltd.*	275,810	1,574,875
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,750	59,032
Noble Group Ltd. (Singapore)	53,090	64,169
Nomura Holdings, Inc. (Japan)	61,500	336,004
ORIX Corp. (Japan)	3,700	268,046
Schroders PLC (United Kingdom)	7,000	125,985
Singapore Exchange Ltd. (Singapore)	9,000	47,198
TD Ameritrade Holding Corp.*	173,620	2,656,386

		12,432,961

Diversified Operations
Mitsui & Co. Ltd. (Japan)	4,900	57,162

Electric — 0.6%
Chubu Electric Power Co., Inc. (Japan)	2,600	64,523
Electricite de France (France)	3,470	132,022
GDF Suez (France)	9,270	263,738
International Power PLC (United Kingdom)	58,826	262,774
Kansai Electric Power Co., Inc. (The) (Japan)	6,300	153,646
Mirant Corp.*	13,790	145,622
Public Power Corp. SA (Greece)*	7,800	111,839
Red Electrica Corp. SA (Spain)	2,000	71,610
RRI Energy, Inc.*	205,160	777,556

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric (continued)
Tokyo Electric Power Co., Inc. (Japan)	16,600	$451,577

		2,434,907

Electric Utilities — 1.8%
AES Corp. (The)*	165,460	1,528,850
American Electric Power Co., Inc.	76,850	2,482,255
Great Plains Energy, Inc.	18,250	310,615
Northeast Utilities	29,860	760,833
PG&E Corp.	21,950	902,145
TECO Energy, Inc.	55,060	829,754

		6,814,452

Electronic Components & Equipment — 0.6%
BYD Co. Ltd. (Class H Stock) (China)*	21,500	158,137
Funai Electric Co. Ltd. (Japan)	500	17,949
Hitachi Ltd. (Japan)*	18,000	65,381
Hon Hai Precision Industry Co. Ltd., GDR (Taiwan)*	23,800	168,880
Keyence Corp. (Japan)	200	46,248
Koninklijke Philips Electronics NV (Netherlands)*	22,906	684,022
Kyocera Corp. (Japan)	1,300	105,243
LG Electronics, Inc. (South Korea)	2,475	188,209
Mitsubishi Electric Corp. (Japan)	5,000	39,025
Murata Manufacturing Co. Ltd. (Japan)	1,800	85,839
Nippon Electric Glass Co. Ltd. (Japan)	3,000	34,364
Omron Corp. (Japan)	2,100	45,779
Schneider Electric SA (France)	2,461	248,561
Yingli Green Energy Holding Co. Ltd., ADR (China)*	33,700	343,066

		2,230,703

Electronics — 0.4%
Minebea Co Ltd. (Japan)	4,000	22,159
Nidec Corp. (Japan)	300	25,115
Sony Corp. (Japan)	7,000	186,711
Thermo Fisher Scientific, Inc.*	18,400	902,520
Toshiba Corp. (Japan)*	10,000	49,536
Yaskawa Electric Corp. (Japan)	25,000	185,458

		1,371,499

Engineering & Construction — 0.1%
Chiyoda Corp. (Japan)	8,000	58,096
Vinci SA (France)	8,000	332,174

		390,270

Entertainment & Leisure — 0.8%
Bally Technologies, Inc.*	14,920	483,259
DreamWorks Animation SKG, Inc. (Class A Stock)*	18,050	515,327
International Game Technology	44,780	703,046
Mattel, Inc.	12,320	260,691
Nintendo Co. Ltd. (Japan)	400	117,444
Royal Caribbean Cruises Ltd.*	41,400	942,678

		3,022,445

COMMON STOCKS (continued)	Shares	Value (Note 2)
Environmental Control
Kurita Water Industries Ltd. (Japan)	900	$24,593

Financial – Bank & Trust — 1.1%
Banco Santander SA (Spain)	45,507	477,196
Commonwealth Bank of Australia (Australia)	7,594	307,007
Danske Bank A/S (Denmark)*	17,990	346,171
Deutsche Bank AG (Germany)	5,890	330,837
Erste Group Bank AG (Austria)	4,400	139,605
Mitsubishi UFJ Financial Group, Inc. (Japan)	149,000	676,565
National Australia Bank Ltd. (Australia)	34,973	676,177
Sumitomo Mitsui Financial Group, Inc. (Japan)	20,500	580,199
UBS AG (Switzerland)*	52,220	691,801

		4,225,558

Financial – Brokerage — 0.1%
TradeStation Group, Inc.*	87,010	587,318

Financial Services — 0.8%
Barclays PLC (United Kingdom)	178,470	712,363
Hang Seng Bank Ltd. (Hong Kong)	16,400	219,273
Morgan Stanley	78,510	1,822,217
Suncorp-Metway Ltd. (Australia)	28,786	192,584

		2,946,437

Foods — 2.2%
American Italian Pasta Co. (Class A Stock)*	10,150	536,631
ConAgra Foods, Inc.*	73,120	1,705,158
Delhaize Group SA (Belgium)	1,600	116,105
HeidelbergCement AG (Germany)	9,920	468,827
Koninklijke Ahold NV (Netherlands)	25,172	311,375
Kroger Co. (The)	113,670	2,238,162
Metro AG (Germany)	2,690	137,248
Nestle SA (Switzerland)	23,655	1,140,617
Tesco PLC (United Kingdom)	62,500	352,588
Toyo Suisan Kaisha Ltd. (Japan)	9,000	214,808
Unilever NV (Netherlands)	21,300	581,916
Unilever NV, CVA (Netherlands)	13,700	374,137
WM Morrison Supermarkets PLC (United Kingdom)	77,500	306,244
Woolworths Ltd. (Australia)	8,434	190,904

		8,674,720

Furniture
Nitori Co. Ltd. (Japan)	1,400	120,679

Hand/Machine Tools — 0.3%
Kennametal, Inc.	35,930	913,700
Sandvik AB (Sweden)	14,400	175,650
SMC Corp. (Japan)	800	107,018

		1,196,368

Healthcare Products — 1.2%
Alcon, Inc.*	1,630	241,550
Baxter International, Inc.	18,160	738,022
Bruker Corp.*	15,090	183,494
CareFusion Corp.*	23,210	526,867

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Products (continued)
Conceptus, Inc.*	11,590	$180,572
Endologix, Inc.*	35,960	162,899
Hologic, Inc.*	65,460	911,858
Johnson & Johnson	8,990	530,949
Kinetic Concepts, Inc.*	16,630	607,161
Nakanishi, Inc. (Japan)	3,000	257,536
Orthovita, Inc.*	23,550	47,807
Terumo Corp. (Japan)	1,900	90,990

		4,479,705

Healthcare Providers & Services — 0.3%
American Dental Partners, Inc.*	21,940	265,693
Centene Corp.*	8,440	181,460
Community Health Systems, Inc.*	11,050	373,601
HealthSouth Corp.*	21,640	404,884

		1,225,638

Healthcare Services — 0.4%
Aetna, Inc.	29,180	769,769
AMERIGROUP Corp.*	6,700	217,616
IPC The Hospitalist Co., Inc.*	15,070	378,257
Ramsay Health Care Ltd. (Australia)	14,775	173,806

		1,539,448

Home Builders — 0.2%
Lennar Corp. (Class A Stock)	24,870	345,942
Toll Brothers, Inc.*	22,500	368,100

		714,042

Hotels & Motels — 0.3%
Accor SA (France)*	2,933	135,784
Crown Ltd. (Australia)	2,202	14,275
MGM Mirage, Inc.*	68,540	660,726
Pierre & Vacances (France)	2,740	182,718

		993,503

Hotels, Restaurants & Leisure — 0.2%
Yum! Brands, Inc.	22,540	879,962

Household Products — 0.1%
Henkel AG & Co. KGaA (PRFC Shares) (Germany)	2,300	112,311
Pioneer Corp. (Japan)*	8,000	26,586
Reckitt Benckiser Group PLC (United Kingdom)	3,900	181,406

		320,303

Insurance — 2.5%
ACE Ltd. (Switzerland)*	17,910	922,007
Aegon NV (XEQT) (Netherlands)*	28,500	151,387
Aegon NV (XNYS) (Netherlands)*	204,600	1,080,288
Allianz SE (Germany)	3,537	350,070
AMP Ltd. (Australia)	45,403	197,052
Assurant, Inc.	14,500	503,150
AXA SA (France)	19,670	300,501
Axis Capital Holdings Ltd. (Bermuda)*	9,900	294,228
Delphi Financial Group, Inc. (Class A Stock)	27,070	660,779

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
ING Groep NV, CVA (Netherlands)*	66,900	$495,095
Legal & General Group PLC (United Kingdom)	118,193	137,759
Lincoln National Corp.	69,200	1,680,868
PartnerRe Ltd. (Bermuda)*	12,000	841,680
Platinum Underwriters Holdings Ltd. (Bermuda)*	22,900	831,041
Prudential PLC (United Kingdom)	40,516	305,596
QBE Insurance Group Ltd. (Australia)	11,253	170,754
Swiss Reinsurance Co. Ltd. (Switzerland)	2,610	107,240
T&D Holdings, Inc. (Japan)	7,350	157,161
Tokio Marine Holdings, Inc. (Japan)	6,500	170,884
Zurich Financial Services AG (Switzerland)	1,393	307,036

		9,664,576

Internet Services — 2.0%
Amazon.com, Inc.*	9,190	1,004,099
Baidu, Inc., ADR (Cayman Islands)*	1,400	95,312
Blue Coat Systems, Inc.*	177,010	3,616,314
Cogent Communications Group, Inc.*	14,480	109,758
Google, Inc. (Class A Stock)*	5,700	2,536,215
Kakaku.com, Inc. (Japan)	9	37,181
Matsui Securities Co. Ltd. (Japan)	4,900	29,919
Rakuten, Inc. (Japan)	192	138,727
Tencent Holdings Ltd. (Cayman Islands)	10,500	173,956

		7,741,481

Investment Company
K-Green Trust (Singapore)*	3,800	2,851

Machinery — 2.8%
AGCO Corp.*	53,890	1,453,413
Bucyrus International, Inc.	31,270	1,483,762
CNH Global NV (Netherlands)*	76,900	1,741,785
Cummins, Inc.	49,800	3,243,474
Deere & Co.	18,380	1,023,398
Fanuc Ltd. (Japan)	1,100	124,215
MAN SE (Germany)	6,754	556,815
Rockwell Automation, Inc.	23,590	1,158,033

		10,784,895

Machinery & Equipment — 1.2%
Caterpillar, Inc.	23,940	1,438,076
Komatsu Ltd. (Japan)	20,100	361,923
Manitowoc Co., Inc. (The)	78,510	717,581
Sumitomo Heavy Industries Ltd. (Japan)	49,000	287,510
Terex Corp.*	93,250	1,747,505
THK Co. Ltd. (Japan)	1,500	31,034

		4,583,629

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media — 0.9%
CBS Corp. (Class B Stock)	25,210	$325,965
Comcast Corp. (Class A Stock)	59,670	1,036,468
Jupiter Telecommunications Co. Ltd. (Japan)	69	66,061
News Corp. (Class A Stock)	82,400	985,504
Reed Elsevier NV (Netherlands)	16,476	182,394
Viacom, Inc. (Class B Stock)	18,730	587,560
WPP PLC (United Kingdom)	23,200	220,284

		3,404,236

Metals & Mining — 2.5%
Anglo American PLC (United Kingdom)*	4,800	167,257
ArcelorMittal (Luxembourg)	16,916	453,718
BHP Billiton Ltd. (Australia)	28,918	899,627
Charter International PLC (Jersey)	5,400	50,516
Cliffs Natural Resources, Inc.	11,540	544,226
Coeur d’Alene Mines Corp.*	12,900	203,562
Compass Minerals International, Inc.	11,400	801,192
Consolidated Thompson Iron Mines Ltd. (Canada)*	63,400	432,374
European Goldfields Ltd. (Canada)*	18,400	118,180
Freeport-McMoRan Copper & Gold, Inc.	4,730	279,685
Goldcorp, Inc. (Canada)	29,100	1,276,035
Joy Global, Inc.	28,250	1,415,042
Mitsubishi Materials Corp. (Japan)*	14,000	37,212
NSK Ltd. (Japan)	9,000	62,506
Peabody Energy Corp.	11,320	442,952
POSCO (South Korea)	463	175,436
Rio Tinto Ltd. (Australia)	2,751	151,290
Rio Tinto PLC (United Kingdom)	19,300	847,547
Royal Gold, Inc.	14,430	692,640
Steel Dynamics, Inc.	14,780	194,948
Sumitomo Metal Industries Ltd. (Japan)	28,000	63,309
Toho Titanium Co. Ltd. (Japan)	1,200	28,629
Umicore (Belgium)	7,011	202,276
Xstrata PLC (Switzerland)	18,200	238,323

		9,778,482

Miscellaneous Manufacturers — 0.6%
Cookson Group PLC (United Kingdom)*	19,200	110,366
Fujifilm Holdings Corp. (Japan)	3,400	98,258
General Electric Co.	59,620	859,720
Leggett & Platt, Inc.	28,380	569,303
Siemens AG (Germany)	5,316	475,463
Tomkins PLC (United Kingdom)	42,800	143,751

		2,256,861

Office Equipment — 0.1%
Canon, Inc. (Japan)	13,500	503,138

Oil & Gas — 1.6%
BP PLC (United Kingdom)*	131,800	630,948
CenterPoint Energy, Inc.	45,740	601,939
Centrica PLC (United Kingdom)	59,600	263,016

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas (continued)
ENI SpA (Italy)	4,800	$88,109
Ensco International PLC, ADR (United Kingdom)	8,800	345,664
Galp Energia SGPS SA (Portugal)	14,927	222,966
Gas Natural SDG SA (Spain)	21,700	313,589
Halliburton Co.	36,860	904,913
INPEX Corp. (Japan)	5	27,733
Patterson-UTI Energy, Inc.	34,600	445,302
Petroplus Holdings AG (Switzerland)*	9,220	135,554
Pride International, Inc.*	35,140	785,028
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	3,547	85,733
SM Energy Co.	3,330	133,733
Superior Well Services, Inc.*	21,170	353,962
Total SA (France)	16,516	737,256

		6,075,445

Oil, Gas & Consumable Fuels — 4.9%
Berry Petroleum Co. (Class A Stock)	8,160	209,875
BG Group PLC (United Kingdom)	48,386	719,636
BP PLC, ADR (United Kingdom)	12,500	361,000
Cameron International Corp.*	8,820	286,826
Chevron Corp.	19,460	1,320,556
Concho Resources, Inc.*	7,710	426,594
Devon Energy Corp.	7,080	431,314
Exxon Mobil Corp.	26,120	1,490,668
Forest Oil Corp.*	84,630	2,315,477
Marathon Oil Corp.	15,530	482,828
Newfield Exploration Co.*	28,380	1,386,647
Occidental Petroleum Corp.	10,450	806,218
Oil Search Ltd.	23,913	110,022
Petrohawk Energy Corp.*	76,090	1,291,247
Petroleo Brasileiro SA, ADR (Brazil)	40,000	1,372,800
Royal Dutch Shell PLC (Class A Stock) (XEQT) (United Kingdom)	15,989	401,927
Royal Dutch Shell PLC (Class A Stock) (XLON) (United Kingdom)	38,500	971,587
Saipem SpA (Italy)	6,441	196,182
Schlumberger Ltd. (Netherlands)	17,100	946,314
Southwestern Energy Co.*	36,860	1,424,270
Statoil ASA (Norway)	14,200	273,561
Subsea 7, Inc. (Cayman Islands)*	18,200	272,866
Technip SA (France)	1,500	86,034
Tokyo Gas Co. Ltd. (Japan)	14,000	63,912
Transocean Ltd. (Switzerland)	30,220	1,400,093
WSP Holdings Ltd. (China)*	33,500	54,940

		19,103,394

Pharmaceuticals — 5.3%
Akorn, Inc.*	43,540	129,314
Allergan, Inc.	19,140	1,115,096
AstraZeneca PLC (United Kingdom)	2,988	140,872
BioMarin Pharmaceutical, Inc.*	17,900	339,384
BioScrip, Inc.*	53,400	279,816
Biovail Corp. (Canada)	43,100	829,244
Cardinal Health, Inc.	25,960	872,516

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Express Scripts, Inc.*	31,760	$1,493,355
GlaxoSmithKline PLC (United Kingdom)	43,200	733,572
Hisamitsu Pharmaceutical Co., Inc. (Japan)	700	27,766
Impax Laboratories, Inc.*	46,460	885,528
Ironwood Pharmaceuticals, Inc.*	41,560	495,395
King Pharmaceuticals, Inc.*	129,440	982,450
Kobayashi Pharmaceutical Co. Ltd. (Japan)	1,900	80,762
Merck & Co., Inc.	74,610	2,609,112
Mitsubishi Tanabe Pharma Corp. (Japan)	27,000	411,375
Momenta Pharmaceuticals, Inc.*	12,150	148,959
NBTY, Inc.*	38,380	1,305,304
Neurocrine Biosciences, Inc.*	23,770	133,112
Nichi-Iko Pharmaceutical Co. Ltd. (Japan)	1,600	59,573
Novartis AG (Switzerland)*	16,287	789,319
Novo Nordisk A/S (Class B Stock) (Denmark)	3,544	286,329
Onyx Pharmaceuticals, Inc.*	4,660	100,609
Pfizer, Inc.	160,420	2,287,589
Roche Holding AG (Switzerland)	8,814	1,213,174
Sanofi-Aventis SA (France)	4,804	289,332
Santen Pharmaceutical Co. Ltd. (Japan)	1,400	50,444
Savient Pharmaceuticals, Inc.*	10,980	138,348
Shionogi & Co. Ltd. (Japan)	16,200	335,854
Shire PLC, ADR (United Kingdom)	10,100	619,938
Teva Pharmaceutical Industries Ltd. (Israel)	3,700	193,315
Teva Pharmaceutical Industries Ltd., ADR (Israel)	3,500	181,965
United Laboratories Ltd. (The) (Hong Kong)	22,000	29,935
Valeant Pharmaceuticals International*	8,940	467,473
Viropharma, Inc.*	26,220	293,926

		20,350,055

Real Estate — 0.7%
CB Richard Ellis Group, Inc. (Class A Stock)*	60,380	821,772
China Overseas Land & Investment Ltd. (Hong Kong)	36,000	67,079
Daito Trust Construction Co. Ltd. (Japan)	4,500	254,829
Jones Lang LaSalle, Inc.	25,660	1,684,322

		2,828,002

Real Estate Investment Trusts — 0.8%
Associated Estates Realty Corp.	18,910	244,884
Japan Retail Fund Investment Corp., REIT (Japan)	36	43,845
Macerich Co. (The)	38,700	1,444,284
Post Properties, Inc., REIT	14,600	331,858

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Public Storage, Inc.	9,190	$807,893
Westfield Group (Australia)	23,913	242,999

		3,115,763

Real Estate Operation & Development — 0.1%
CapitaLand Ltd. (Singapore)	35,000	89,248
Cheung Kong Holdings Ltd. (Hong Kong)	20,000	230,815
Mitsubishi Estate Co. Ltd. (Japan)	4,000	55,687

		375,750

Retail — 0.7%
Burger King Holdings, Inc.	23,660	398,434
Esprit Holdings Ltd. (Hong Kong)	10,600	56,936
Hennes & Mauritz AB (Class B Stock) (Sweden)	10,266	282,134
Izumi Co. Ltd. (Japan)	15,100	202,511
K’s Holdings Corp. (Japan)	8,400	171,733
Travis Perkins PLC (United Kingdom)*	20,100	218,651
Wal-Mart Stores, Inc.	24,970	1,200,308

		2,530,707

Retail & Merchandising — 3.3%
ABC-Mart, Inc. (Japan)	1,600	62,766
Abercrombie & Fitch Co. (Class A Stock)	16,080	493,495
Aeon Co. Ltd. (Japan)	5,200	55,023
Asics Corp. (Japan)	7,000	64,091
Best Buy Co., Inc.	23,910	809,593
CVS Caremark Corp.	76,660	2,247,671
Fast Retailing Co. Ltd. (Japan)	700	105,920
Foot Locker, Inc.	72,790	918,610
Game Group PLC (United Kingdom)	93,600	88,910
Harvey Norman Holdings Ltd. (Australia)	86,288	238,348
Home Depot, Inc. (The)	44,000	1,235,080
Hyundai Department Store Co. Ltd. (South Korea)	2,246	214,562
Industria de Diseno Textil SA (Spain)	3,967	226,204
JC Penney Co., Inc.	38,330	823,328
Kingfisher PLC (United Kingdom)	142,000	444,824
Limited Brands, Inc.	18,040	398,143
Macy’s, Inc.	47,850	856,515
Nissin Kogyo Co. Ltd. (Japan)	13,700	200,279
Point, Inc. (Japan)	580	31,812
PPR (France)	1,820	226,086
Ruth’s Hospitality Group, Inc.*	85,020	355,384
Saks, Inc.*	63,520	482,117
Staples, Inc.	42,540	810,387
Starbucks Corp.	28,410	690,363
Tiffany & Co.	11,510	436,344
Wesfarmers Ltd. (Australia)	7,700	184,041

		12,699,896

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors — 1.0%
ASML Holding NV (Netherlands)	8,700	$239,423
Avago Technologies Ltd. (Singapore)*	11,800	248,508
Elpida Memory, Inc. (Japan)*	3,800	58,381
Emulex Corp.*	291,670	2,677,531
Infineon Technologies AG (Germany)*	61,870	358,686
Rohm Co. Ltd. (Japan)	1,500	90,074
Tokyo Electron Ltd. (Japan)	6,200	333,977

		4,006,580

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc.*	663,110	4,853,965

Software — 0.8%
Autonomy Corp. PLC (United Kingdom)*	2,300	62,694
Cellu Tissue Holdings, Inc.*	20,350	158,119
Demandtec, Inc.*	377,520	2,548,260
Eclipsys Corp.*	8,900	158,776
SAP AG (Germany)	5,398	240,035

		3,167,884

Steel Producers/Products — 0.1%
JFE Holdings, Inc. (Japan)	8,600	266,058

Telecommunications — 3.1%
American Tower Corp. (Class A Stock)*	25,560	1,137,420
AT&T, Inc.	14,630	353,900
BT Group PLC (United Kingdom)	130,900	252,675
KDDI Corp. (Japan)	45	214,501
KT Corp., ADR (Korea)	10,300	197,451
NII Holdings, Inc.*	53,940	1,754,129
Nippon Telegraph & Telephone Corp. (Japan)	9,400	382,917
Nokia Oyj (Finland)	21,494	175,194
Oclaro, Inc.*	259,020	2,872,532
Qwest Communications International, Inc.	406,670	2,135,017
SES SA, FDR (Luxembourg)	10,927	227,244
Swisscom AG (Switzerland)	760	257,655
Telefonica SA (Spain)	41,731	773,056
Telenor ASA (Norway)	14,200	178,882
Vimpelcom Ltd (Netherlands)*	6,800	110,024
Vodafone Group PLC (United Kingdom)	504,400	1,039,311

		12,061,908

Telecommunications – Cellular — 0.1%
Millicom International Cellular SA, SDR (Luxembourg)	1,600	129,826
Softbank Corp. (Japan)	8,600	228,100

		357,926

Thrifts & Mortgage Finance — 0.1%
People’s United Financial, Inc.	31,930	431,055

COMMON STOCKS (continued)			Shares	Value (Note 2)
Tobacco — 0.3%
Alliance One International, Inc.*			144,760	$515,345
British American Tobacco PLC (United Kingdom)			12,800	406,218
Imperial Tobacco Group PLC (United Kingdom)			10,262	286,727
Japan Tobacco, Inc. (Japan)			19	59,111

				1,267,401

Transportation — 1.1%
CSX Corp.			15,900	789,117
Diana Shipping, Inc. (Greece)*			16,900	190,294
Eagle Bulk Shipping, Inc.*			24,700	104,234
East Japan Railway Co. (Japan)			7,700	512,709
FirstGroup PLC (United Kingdom)			42,300	229,611
Frontline Ltd. (Bermuda)*			12,500	356,750
Genco Shipping & Trading Ltd. (Marshall Island)*			28,800	431,712
Kawasaki Kisen Kaisha Ltd. (Japan)*			64,000	260,245
Kuehne & Nagel International AG (Switzerland)			1,320	135,879
Mitsui OSK Lines Ltd. (Japan)			6,000	39,670
Schindler Holding AG (Switzerland)			1,623	136,797
TNT NV (Netherlands)			4,900	123,417
Union Pacific Corp.			11,370	790,329

				4,100,764

Utilities — 0.2%
E.ON AG (Germany)			26,574	714,529

Water — 0.2%
American Water Works Co., Inc.			34,640	713,584
United Utilities Group PLC (United Kingdom)			14,200	111,120

				824,704

TOTAL COMMON STOCKS (cost $319,871,071)				280,470,572

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITY — 0.1%
Ally Master Owner Trust,
Series 2010-2, Class A, 144A (cost $139,990)
4.25%	04/15/17	Aaa	$140	145,493

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
Banc of America Commercial Mortgage, Inc.,
Series 2007-1, Class A4
5.451%	01/15/49	Aaa	500	506,261
Citigroup Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4, Class A4
5.322%	12/11/49	Aaa	500	485,627
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	Aaa	500	487,743

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	$500	$491,387
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa	495	489,809
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.543%	12/10/49	Aaa	500	475,986
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444%	03/10/39	Aaa	200	200,365
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A4
5.56%	11/10/39	Aaa	500	507,344
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aaa	410	405,222
Series 2007-LDPX, Class A3
5.42%	01/15/49	Aaa	500	488,633
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.954%(c)	07/31/44	Aaa	500	492,614
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4
5.424%	02/15/40	A+(d)	500	497,784
Series 2007-C2, Class A3
5.43%	02/15/40	A+(d)	500	501,511
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa	500	493,673
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418%	01/15/45	Aaa	310	323,249

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,717,062)				6,847,208

CORPORATE BONDS — 5.8%
Banks — 1.0%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2	1,090	1,117,045
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	04/11/13	A3	790	821,207
Credit Suisse,
Sub. Notes (Switzerland)
6.00%	02/15/18	Aa2	520	542,602
KeyBank NA,
Sub. Notes
5.80%	07/01/14	A3	349	372,593
M&I Marshall & Ilsley Bank,
Sub. Notes
5.00%	01/17/17	Baa1	172	157,736
5.25%	09/04/12	Baa1	40	39,969
Regions Bank Birmingham Al,
Sub. Notes
6.45%	06/26/37	Baa2	273	226,994

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.75%	06/15/15	Baa3	$23	$22,855
Wachovia Bank NA,
Sub. Notes
4.875%	02/01/15	Aa3	320	335,371
Wells Fargo & Co.,
Sr. Notes
3.625%	04/15/15	A1	110	112,395

				3,748,767

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes, 144A
5.375%	11/15/14	Baa2	305	333,462

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.60%	05/15/14	Baa3	384	443,467

Consumer Products — 0.1%
Fortune Brands, Inc.,
Sr. Unsec’d. Notes
5.875%	01/15/36	Baa3	375	363,673

Diversified Financial Services — 0.4%
Capital One Bank USA NA,
Sub. Notes, MTN
8.80%	07/15/19	A3	276	344,561
Discover Financial Services,
Sr. Unsec’d. Notes, MTN
10.25%	07/15/19	Ba1	281	334,431
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, MTN
3.70%	01/20/15	Aa3	800	818,276

				1,497,268

Diversified Manufacturing Operations — 0.1%
Tyco Electronics Group SA,
Gtd. Notes (Luxembourg)
6.00%	10/01/12	Baa2	305	329,370

Electric — 0.6%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.70%	06/15/40	A3	100	107,800
Dominion Resources, Inc.,
Jr. Sub. Notes
6.30%(c)	09/30/66	Baa3	235	216,200
EDP Finance BV,
Sr. Unsec’d. Notes, 144A (Netherlands)
6.00%	02/02/18	A3	320	315,157
FirstEnergy Solutions Corp.,
Gtd. Notes
4.80%	02/15/15	Baa2	320	334,846
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.75%	04/01/18	Baa1	310	346,797

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
National Grid PLC,
Sr. Unsec’d. Notes, MTN (United Kingdom)
6.30%	08/01/16	Baa1	$157	$177,230
Nisource Finance Corp.,
Gtd. Notes
6.40%	03/15/18	Baa3	310	341,104
PPL Energy Supply LLC,
Sr. Unsec’d. Notes
6.50%	05/01/18	Baa2	305	337,338
Progress Energy, Inc.,
Sr. Unsec’d. Notes
6.00%	12/01/39	Baa2	273	292,183

				2,468,655

Financial – Bank & Trust — 0.4%
Goldman Sachs Group, Inc. (The),
Sub. Notes
6.75%	10/01/37	A2	283	277,437
Morgan Stanley,
Sr. Unsec’d. Notes, 144A
6.00%	05/13/14	A2	1,025	1,086,075
Regions Financial Corp.,
Sr. Unsec’d. Notes
7.75%	11/10/14	Baa3	321	338,635

				1,702,147

Food — 0.1%
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	320	342,896
6.50%	08/11/17	Baa2	100	116,152

				459,048

Insurance — 0.3%
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
8.875%	06/01/39	A1	246	327,325
MetLife, Inc.,
Sr. Unsec’d. Notes
6.75%	06/01/16	A3	295	333,748
New York Life Insurance Co.,
Sub. Notes, MTN, 144A
6.75%	11/15/39	Aa2	209	244,132
Northwestern Mutual Life Insurance,
Notes, 144A
6.063%	03/30/40	Aa2	100	107,204
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.25%	06/15/39	A3	165	204,482

				1,216,891

Media — 0.8%
Comcast Corp.,
Gtd. Notes, MTN
6.40%	03/01/40	Baa1	325	349,803

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
COX Communications, Inc.,
Unsec’d. Notes
4.625%	06/01/13	Baa2	$310	$330,537
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
Gtd. Notes
4.75%	10/01/14	Baa3	315	333,608
Discovery Communications LLC,
Gtd. Notes
3.70%	06/01/15	Baa2	84	86,121
6.35%	06/01/40	Baa2	77	82,289
NBC Universal, Inc.,
Sr. Unsec’d. Notes, MTN, 144A
5.15%	04/30/20	Baa2	350	365,046
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa1	335	349,381
Time Warner Cable, Inc.,
Gtd. Notes
6.75%	07/01/18	Baa2	295	338,624
Time Warner, Inc.,
Gtd. Notes
6.20%	03/15/40	Baa2	330	348,072
Viacom, Inc.,
Sr. Unsec’d. Notes
6.75%	10/05/37	Baa2	315	351,774

				2,935,255

Oil & Gas — 0.2%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.95%	09/15/16	Baa3	23	19,796
Motiva Enterprises LLC,
Sr. Unsec’d. Notes, MTN, 144A
6.85%	01/15/40	A2	305	348,574
Petrobras International Finance Co.,
Gtd. Notes
6.875%	01/20/40	Baa1	142	143,162
Suncor Energy, Inc.,
Sr. Unsec’d. Notes (Canada)
6.10%	06/01/18	Baa2	305	343,550

				855,082

Pharmaceuticals
Abbott Laboratories,
Sr. Unsec’d. Notes
5.30%	05/27/40	A1	61	64,015

Pipelines — 0.2%
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
5.35%	03/15/20	Baa2	330	337,412
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes, MTN
5.30%	09/15/20	Baa2	85	87,910
6.55%	09/15/40	Baa2	40	41,510

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pipelines (continued)
Midcontinent Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.45%	09/15/14	Ba1	$420	$437,011
TransCanada Pipelines Ltd.,
Sr. Unsec’d. Notes (Canada)
3.40%	06/01/15	A3	32	32,935

				936,778

Real Estate — 0.2%
Post Apartment Homes LP,
Sr. Unsec’d. Notes
6.30%	06/01/13	Baa3	551	584,825

Real Estate Investment Trust – Other REITs — 0.7%
BioMed Realty LP, 144A
Gtd. Notes
6.125%	04/15/20	Baa3	40	41,648
Camden Property Trust,
Sr. Unsec’d. Notes
5.375%	12/15/13	Baa1	550	582,597
Developers Diversified Realty Corp.,
Sr. Unsec’d. Notes
5.375%	10/15/12	Baa3	550	543,201
Digital Realty Trust LP,
Sr. Unsec’d. Notes
4.50%	07/15/15	Baa2	100	99,697
Duke Realty LP,
Sr. Unsec’d. Notes
6.25%	05/15/13	Baa2	551	587,248
Simon Property Group LP,
Sr. Unsec’d. Notes
5.30%	05/30/13	A3	550	591,696
Tanger Properties LP,
Sr. Unsec’d. Notes
6.125%	06/01/20	Baa2	100	105,266

				2,551,353

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
6.30%	01/15/38	A2	435	472,055
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
4.95%	09/30/14	Baa2	320	320,642
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
5.134%	04/27/20	Baa1	110	110,252
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.10%	04/15/18	A3	300	340,583

				1,243,532

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
9.70%	11/10/18	Baa2	260	329,259

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Tobacco (continued)
Reynolds American, Inc.,
Gtd. Notes
6.75%	06/15/17	Baa3	$310	$335,850

				665,109

TOTAL CORPORATE BONDS (cost $22,075,543)				22,398,697

MUNICIPAL BOND — 0.1%
California — 0.1%
State of California,
Gtd. Notes (cost $343,733)
6.20%	03/01/19	Baa1	340	354,654

RESIDENTIAL MORTGAGE-BACKED SECURITY
Banc of American Funding Corp.,
Series 2010-R4 Class 2A1, 144A (cost $111,391)
4.50%	03/26/37	NR	111	111,424

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 8.2%
Federal National Mortgage Assoc.
4.00%	TBA		1,300	1,350,375
4.50%	07/01/39-04/01/40		1,522	1,579,382
4.50%	TBA		4,800	4,974,749
5.00%	06/01/35-06/01/40		4,406	4,669,301
5.00%	TBA		1,500	1,600,312
5.00%	TBA		1,000	1,057,969
5.50%	09/01/36-07/01/40		6,537	7,032,049
6.00%	02/01/34-07/01/38		1,385	1,503,435
6.00%	TBA		3,000	3,253,593
6.50%	TBA		1,000	1,096,094
6.50%	TBA		1,500	1,610,157
Government National Mortgage Assoc.
4.00%	07/15/39		997	1,015,251
4.50%	TBA		1,000	1,041,562

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(cost $31,387,035)				31,784,229

U.S. TREASURY OBLIGATIONS — 14.5%
U.S. Treasury Bonds
1.75%	04/15/13		23,400	23,931,882
4.375%	11/15/39-05/15/40		1,758	1,900,084
U.S. Treasury Inflationary Indexed Bonds, TIPS
2.125%	02/15/40		2,900	3,204,834
U.S. Treasury Notes
1.875%	04/30/14		26,150	26,621,929
4.625%	02/15/40		370	415,903

TOTAL U.S. TREASURY OBLIGATIONS (cost $54,783,493)				56,074,632

TOTAL LONG-TERM INVESTMENTS (cost $435,429,318)				398,186,909

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

SHORT-TERM INVESTMENTS — 16.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 15.9%		Shares	Value (Note 2)

Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $61,524,601)(w)(Note 4)		61,524,601	$61,524,601

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.7%
U.S. Treasury Bills
0.087%	08/12/10	$983	982,902
0.091%	08/12/10	152	151,984
0.117%	08/12/10	265	264,983
0.147%	08/12/10	56	55,996
0.148%	08/12/10	489	488,969
0.151%	08/12/10	97	96,994
0.154%	08/12/10	517	516,910

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,558,650)			2,558,738

TOTAL SHORT-TERM INVESTMENTS (cost $64,083,251)			64,083,339

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 119.6% (cost $499,512,569)			462,270,248

SECURITIES SOLD SHORT — (10.5)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (1.6)%
Federal National Mortgage Assoc.
4.50%	TBA	1,100	(1,140,047)
5.00%	TBA	1,100	(1,192,984)
5.00%	TBA	1,000	(1,057,969)
5.50%	TBA	2,500	(2,683,595)

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (proceeds received $6,053,508)			(6,074,595)

		Shares
COMMON STOCKS — (8.9)%
Aerospace & Defense — (0.3)%
Boeing Co. (The)		3,810	(239,077)
General Dynamics Corp.		5,470	(320,323)
Spirit Aerosystems Holdings, Inc. (Class A Stock)*		40,010	(762,591)

			(1,321,991)

Automobile Manufacturers — (0.1)%
PACCAR, Inc.		12,510	(498,774)

Beverages — (0.3)%
SABMiller PLC (United Kingdom)		41,900	(1,169,010)

Biotechnology — (0.3)%
Acorda Therapeutics, Inc.*		9,120	(283,723)
Celgene Corp.*		5,670	(288,149)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Life Technologies Corp.*	8,750	$(413,438)
United Therapeutics Corp.*	3,460	(168,883)

		(1,154,193)

Chemicals — (0.2)%
Eastman Chemical Co.	13,270	(708,087)

Clothing & Apparel — (0.1)%
Under Armour, Inc. (Class A Stock)*	13,130	(434,997)

Commercial Services — (0.1)%
Chemed Corp.	5,220	(285,221)

Computer Services & Software — (0.3)%
EMC Corp.*	62,350	(1,141,005)

Diversified Financial Services — (0.7)%
Legg Mason, Inc.	30,100	(843,703)
NYSE Euronext, Inc.	26,500	(732,195)
T. Rowe Price Group, Inc.	21,500	(954,385)

		(2,530,283)

Electric — (0.2)%
FirstEnergy Corp.	4,080	(143,738)
Integrys Energy Group, Inc.	15,380	(672,721)

		(816,459)

Electrical Equipment — (0.1)%
A.O. Smith Corp.	7,030	(338,776)

Energy Equipment & Services — (0.1)%
Weatherford International Ltd. (Switzerland)*	39,350	(517,059)

Foods — (0.5)%
Corn Products International, Inc.	11,470	(347,541)
Hain Celestial Group, Inc. (The)*	13,140	(265,034)
J.M. Smucker Co. (The)	3,190	(192,102)
Kellogg Co.	4,750	(238,925)
Kraft Foods, Inc. (Class A Stock)	8,950	(250,600)
Tootsie Roll Industries, Inc.	6,020	(142,373)
TreeHouse Foods, Inc.*	5,890	(268,937)
Weis Markets, Inc.	11,050	(363,655)

		(2,069,167)

Healthcare Products — (0.2)%
Inverness Medical Innovations, Inc.*	6,440	(171,690)
Smith & Nephew PLC ADR (United Kingdom)	5,100	(239,700)
Stryker Corp.	5,950	(297,857)

		(709,247)

Healthcare Providers & Services — (0.1)%
Tenet Healthcare Corp.*	74,100	(321,594)

Hotels, Restaurants & Leisure — (0.1)%
Wynn Resorts Ltd.	6,720	(512,534)

Insurance — (0.5)%
American International Group, Inc.*	38,720	(1,333,517)
RLI Corp.	9,180	(482,042)

		(1,815,559)

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Services — (0.9)%
Akamai Technologies, Inc.*	36,840	$(1,494,599)
F5 Networks, Inc.*	31,170	(2,137,327)

		(3,631,926)

Iron/Steel — (0.1)%
United States Steel Corp.	9,720	(374,706)

Machinery & Equipment — (0.3)%
3M Co.	6,570	(518,964)
Applied Industrial Technologies, Inc.	16,760	(424,363)

		(943,327)

Oil, Gas & Consumable Fuels — (0.9)%
Atmos Energy Corp.	12,720	(343,949)
ConocoPhillips	8,400	(412,356)
Diamond Offshore Drilling, Inc.	6,110	(379,981)
Goodrich Petroleum Corp.*	9,870	(118,440)
National Oilwell Varco, Inc.	11,270	(372,699)
Noble Energy, Inc.	11,820	(713,100)
Rowan Cos., Inc.*	16,630	(364,862)
W&T Offshore, Inc.	72,780	(688,499)

		(3,393,886)

Pharmaceuticals — (0.4)%
Auxilium Pharmaceuticals, Inc.*	7,330	(172,255)
Eli Lilly & Co.	6,210	(208,035)
Forest Laboratories, Inc.*	6,990	(191,736)
Mylan, Inc.*	13,150	(224,076)
Novartis AG, ADR (Switzerland)	6,200	(299,584)
Salix Pharmaceuticals Ltd.*	8,270	(322,778)

		(1,418,464)

Real Estate Investment Trusts — (0.3)%
Simon Property Group, Inc.	4,860	(392,445)
Taubman Centers, Inc.	9,920	(373,290)
Vornado Realty Trust	7,410	(540,559)

		(1,306,294)

Retail & Merchandising — (0.8)%
Aeropostale, Inc.*	13,790	(394,946)
Cheesecake Factory, Inc. (The)*	17,780	(395,783)
Citi Trends, Inc.*	10,710	(352,787)
Costco Wholesale Corp.	10,990	(602,582)
Darden Restaurants, Inc.	11,930	(463,481)
hhgregg, Inc.*	17,010	(396,673)
P.F. Chang’s China Bistro, Inc.	6,980	(276,757)
Panera Bread Co. (Class A Stock)*	3,260	(245,445)

		(3,128,454)

Software — (0.5)%
Cerner Corp.*	2,490	(188,966)
Intuit, Inc.*	16,150	(561,536)
salesforce.com, Inc.*	14,170	(1,216,069)

		(1,966,571)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Telecommunications — (0.3)%
America Movil SAB de CV (Class L Stock), ADR (Mexico)	13,700	$(650,750)
Frontier Communications Corp.	59,680	(424,325)

		(1,075,075)

Tobacco — (0.1)%
Altria Group, Inc.	12,930	(259,117)

Trading Companies & Distributors — (0.1)%
Fastenal Co.	9,430	(473,292)

TOTAL COMMON STOCKS (proceeds received $37,536,033)		(34,315,068)

TOTAL SECURITIES SOLD SHORT (proceeds received $43,589,541)		(40,389,663)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT(o) — 109.1% (cost $455,923,028)		421,880,585
Other liabilities in excess of other assets(x) — (9.1)%		(35,106,129)

NET ASSETS — 100.0%		$386,774,456

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen
FDR	Fiduciary Depositary Receipts
GDR	Global Depositary Receipt
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
XEQT	Equiduct Exchange
XLON	London Stock Exchange
XNYS	New York Stock Exchange
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of June 30, 2010, 301 securities representing $63,952,915 and 16.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Financial futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Depreciation
Long Positions:
291	S&P 500 E-Mini	Sept 10	$15,790,150	$14,937,030	$(853,120)

Forward foreign currency exchange contracts outstanding at June 30, 2010:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 07/06/10	State Street Bank	EUR	5	$6,137	$6,135	$2
Japanese Yen,
Expiring 07/06/10	State Street Bank	JPY	3,920	44,254	44,336	(82)
Swiss Franc,
Expiring 07/06/10	State Street Bank	CHF	47	43,612	43,633	(21)

				$94,003	$94,104	$(101)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$216,663,150	$63,807,422	$—
Asset-Backed Security	—	—	145,493
Commercial Mortgage-Backed Securities	—	6,847,208	—
Corporate Bonds	—	22,398,697	—
Municipal Bond	—	354,654	—
Residential Mortgage-Backed Security	—	111,424	—
U.S. Government Mortgage-Backed Obligations	—	31,784,229	—
U.S. Treasury Obligations	—	58,633,370	—
Affiliated Money Market Mutual Fund	61,524,601	—	—
Short Sales – Common Stocks	(34,315,068)	—	—
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(6,074,595)	—
Other Financial Instruments*
Futures	(853,120)	—	—
Foreign Foreign Currency Contracts	—	(101)	—

Total	$243,019,563	$177,862,308	$145,493

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund	15.9%
U.S. Treasury Obligations	15.2
U.S. Government Mortgage-Backed Obligations	8.2
Pharmaceuticals	5.3
Computer Hardware	5.2
Oil, Gas & Consumable Fuels	4.9
Diversified Financial Services	3.6
Telecommunications	3.4
Retail & Merchandising	3.3
Insurance	2.8
Machinery	2.8
Commercial Banks	2.7
Metals & Mining	2.5
Banks	2.3
Foods	2.2
Internet Services	2.0
Chemicals	2.0
Oil & Gas	1.8
Commercial Mortgage-Backed Securities	1.8
Electric Utilities	1.8
Media	1.7
Beverages	1.6
Consumer Products & Services	1.6
Financial – Bank & Trust	1.5
Semiconductors & Semiconductor Equipment	1.3
Electric	1.2
Machinery & Equipment	1.2
Healthcare Products	1.2
Transportation	1.1
Semiconductors	1.0
Biotechnology	1.0
Aerospace & Defense	1.0
Real Estate	0.9
Automobile Manufacturers	0.9
Software	0.8
Auto Parts & Equipment	0.8
Real Estate Investment Trusts	0.8
Entertainment & Leisure	0.8

Financial Services	0.8%
Real Estate Investment Trust – Other REITs	0.7
Retail	0.7
Miscellaneous Manufacturers	0.6
Electronic Components & Equipment	0.6
Tobacco	0.5
Healthcare Services	0.4
Electronics	0.4
Clothing & Apparel	0.3
Healthcare Providers & Services	0.3
Hand/Machine Tools	0.3
Construction	0.3
Hotels & Motels	0.3
Pipelines	0.2
Building Materials	0.2
Hotels, Restaurants & Leisure	0.2
Water	0.2
Distribution/Wholesale	0.2
Utilities	0.2
Home Builders	0.2
Commercial Services	0.2
Containers & Packaging	0.2
Financial – Brokerage	0.1
Airlines	0.1
Office Equipment	0.1
Food	0.1
Thrifts & Mortgage Finance	0.1
Engineering & Construction	0.1
Real Estate Operation & Development	0.1
Consumer Products	0.1
Telecommunications – Cellular	0.1
Municipal Bonds	0.1
Apparel	0.1
Diversified Manufacturing Operations	0.1
Household Products	0.1
Steel Producers/Products	0.1
Asset-Backed Security	0.1

119.6
Securities Sold Short	(10.5)
Other liabilities in excess of other assets	(9.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$2	Unrealized depreciation on foreign currency forward contracts	$103
Equity contracts	—	—	Due to broker-variation margin	853,120	*

Total		$2		$853,223

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$43,967	$43,967
Equity contracts	(1,615,632)	—	(1,615,632)

Total	$(1,615,632)	$43,967	$(1,571,665)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(101)	$(101)
Equity contracts	(853,120)	—	(853,120)

Total	$(853,120)	$(101)	$(853,221)

For the six months ended June 30, 2010, the Portfolio’s average value at settlement date receivable for forward foreign currency exchange sale contracts was $31,334 and the average value at trade date for futures long position was $11,909,627.

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Unaffiliated investments (cost $437,987,968)	$400,745,647
Affiliated investments (cost $61,524,601)	61,524,601
Receivable for investments sold	15,857,869
Receivable for fund share sold	3,300,000
Dividends and interest receivable	863,825
Tax reclaim receivable	59,534
Unrealized appreciation on foreign currency forward contracts	2
Prepaid expenses	38,035

Total Assets	482,389,513

LIABILITIES:
Securities sold short, at value (proceeds received $43,589,541)	40,389,663
Payable for investments purchased	31,149,677
Payable for fund share repurchased	22,109,484
Due to broker-variation margin	931,165
Payable to custodian	835,791
Advisory fees payable	148,231
Accrued expenses and other liabilities	32,841
Dividends payable on securities sold short	15,301
Shareholder servicing fees payable	2,259
Affiliated transfer agent fee payable	542
Unrealized depreciation on foreign currency forward contracts	103

Total Liabilities	95,615,057

NET ASSETS	$386,774,456

Net assets were comprised of:
Paid-in capital	$394,584,828
Retained earnings	(7,810,372)

Net assets, June 30, 2010	$386,774,456

Net asset value and redemption price per share, $386,774,456 / 46,735,818 outstanding shares of beneficial interest	$8.28

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $119,808 foreign withholding tax)	$1,615,993
Unaffiliated interest income	767,922
Affiliated dividend income	55,977

2,439,892

EXPENSES
Advisory fees	1,256,809
Dividends on securities sold short	138,374
Shareholder servicing fees and expenses	120,990
Broker fees and expenses on short sales	54,638
Custodian and accounting fees	44,000
Audit fee	12,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 7)	1,325
Insurance expenses	1,000
Miscellaneous	7,374

Total expenses	1,657,510
Less: advisory fee waiver and/or expense reimbursement	(10,162)

Net expenses	1,647,348

NET INVESTMENT INCOME	792,544

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $28,139,773)	28,009,664
Futures transactions	(1,615,632)
Short sales transactions	155,385
Foreign currency transactions	(193,723)

26,355,694

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(18,299,449))	(56,544,413)
Futures	(853,120)
Short sales	3,199,878
Foreign currencies	667

(54,196,988)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(27,841,294)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,048,750)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$792,544	$1,611,350
Net realized gain on investment and foreign currency transactions	26,355,694	12,875,418
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(54,196,988)	23,383,948

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(27,048,750)	37,870,716

DISTRIBUTIONS	(1,616,659)	(558,275)

FUND SHARE TRANSACTIONS:
Fund share sold [18,615,037 and 35,244,099 shares, respectively]	165,782,489	277,618,212
Fund share issued in reinvestment of distributions [187,765 and 72,035 shares, respectively]	1,616,659	558,275
Fund share repurchased [11,440,848 and 3,867,675 shares, respectively]	(98,382,718)	(26,871,636)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	69,016,430	251,304,851

TOTAL INCREASE IN NET ASSETS	40,351,021	288,617,292
NET ASSETS:
Beginning of period	346,423,435	57,806,143

End of period	$386,774,456	$346,423,435

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS — 63.0%	Shares	Value (Note 2)
Aerospace & Defense — 2.0%
BAE Systems PLC (United Kingdom)	3,322,325	$15,462,810
Hexcel Corp.*	294,714	4,571,014
Northrop Grumman Corp.	307,014	16,713,842

		36,747,666

Automobiles — 0.9%
Daimler AG (Germany)*	179,696	9,083,633
Toyota Motor Corp., ADR (Japan)(a)	101,568	6,964,518

		16,048,151

Biotechnology — 0.1%
Enzon Pharmaceuticals, Inc.*(a)	137,665	1,466,132

Building Products — 0.8%
Masco Corp.	1,425,886	15,342,533

Capital Markets — 2.1%
Credit Suisse Group AG, ADR (Switzerland)(a)	168,143	6,293,593
Deutsche Bank AG (Germany)	119,788	6,727,294
Man Group PLC (United Kingdom)	5,587,549	18,522,178
UBS AG (Switzerland)*	545,484	7,211,298

		38,754,363

Chemicals — 2.0%
E.I. du Pont de Nemours & Co.	559,805	19,363,655
Sensient Technologies Corp.	704,116	18,257,728

		37,621,383

Commercial Banks — 6.6%
Bank of China Ltd. (Class H Stock) (China)	39,061,000	19,706,380
Bank of the Ozarks, Inc.(a)	50,781	1,801,202
Barclays PLC, ADR (United Kingdom)(a)	394,837	6,273,960
FNB Corp.(a)	2,478,819	19,904,917
HSBC Holdings PLC, ADR (United Kingdom)(a)	136,743	6,234,113
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	26,832,000	19,502,969
Lloyds Banking Group PLC, ADR (United Kingdom)*	2,194,698	6,935,246
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	1,480,448	6,750,843
Mizuho Financial Group, Inc. (Japan)	1,944,525	6,319,706
National Bank of Greece SA, ADR (Greece)	2,050,783	4,450,199
Toronto-Dominion Bank (The) (Canada)	118,764	7,708,971
Trustmark Corp.	796,124	16,575,302

		122,163,808

Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	156,759	3,284,101
GEO Group, Inc. (The)*(a)	156,180	3,240,735
Sykes Enterprises, Inc.*	142,658	2,030,023

		8,554,859

COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment — 1.8%
Arris Group, Inc.*	383,523	$3,908,099
F5 Networks, Inc.*(a)	362,527	24,858,477
ViaSat, Inc.*(a)	108,966	3,547,933

		32,314,509

Computers & Peripherals — 1.6%
Seagate Technology (Cayman Islands)*	1,083,133	14,124,054
Western Digital Corp.*	539,904	16,283,505

		30,407,559

Construction & Engineering — 0.1%
Insituform Technologies, Inc. (Class A Stock)*(a)	119,387	2,445,046

Diversified Telecommunication Services — 4.0%
AT&T, Inc.	757,555	18,325,256
China Unicom Hong Kong Ltd., ADR (Hong Kong)(a)	667,188	8,873,600
Cincinnati Bell, Inc.*	612,049	1,842,268
Cogent Communications Group, Inc.*	136,121	1,031,797
Deutsche Telekom AG, ADR (Germany)(a)	584,114	6,816,610
France Telecom SA, ADR (France)(a)	322,141	5,576,261
Nippon Telegraph & Telephone Corp., ADR (Japan)	345,414	7,025,721
Telecom Italia SpA, ADR (Italy)	519,437	5,719,001
Verizon Communications, Inc.	649,746	18,205,883

		73,416,397

Electric Utilities — 3.1%
NextEra Energy, Inc.	400,270	19,517,165
Northeast Utilities	733,854	18,698,600
UniSource Energy Corp.	625,697	18,883,536

		57,099,301

Electrical Equipment
Advanced Battery Technologies, Inc.*(a)	195,576	641,489

Electronic Equipment, Instruments & Components — 0.1%
OSI Systems, Inc.*	53,596	1,488,361

Energy Equipment & Services — 0.2%
Bristow Group, Inc.*	106,881	3,142,301

Food Products — 2.3%
Diamond Foods, Inc.(a)	50,959	2,094,415
Kraft Foods, Inc. (Class A Stock)	651,324	18,237,072
Sanderson Farms, Inc.	61,699	3,130,607
Tate & Lyle PLC (United Kingdom)	2,919,165	19,504,240

		42,966,334

Healthcare Equipment & Supplies — 1.6%
American Medical Systems Holdings, Inc.*(a)	227,682	5,036,326
Conceptus, Inc.*(a)	95,992	1,495,555
Intuitive Surgical, Inc.*(a)	61,401	19,379,384

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Equipment & Supplies (continued)
Invacare Corp.	93,329	$1,935,643
Zoll Medical Corp.*	65,508	1,775,267

		29,622,175

Healthcare Providers & Services — 0.3%
Air Methods Corp.*(a)	38,757	1,153,021
Bio-Reference Labs, Inc.*	84,552	1,874,518
RehabCare Group, Inc.*	74,524	1,623,132

		4,650,671

Hotels, Restaurants & Leisure — 0.4%
Bob Evans Farms, Inc.	92,637	2,280,723
Peet’s Coffee & Tea, Inc.*(a)	39,193	1,539,109
Texas Roadhouse, Inc.*(a)	217,098	2,739,777

		6,559,609

Household Durables — 0.6%
La-Z-Boy, Inc.*(a)	241,623	1,795,259
National Presto Industries, Inc.(a)	31,204	2,897,603
Sony Corp., ADR (Japan)(a)	220,762	5,889,930

		10,582,792

Insurance — 3.9%
Allstate Corp. (The)(a)	599,510	17,223,922
AXA SA, ADR (France)(a)	377,939	5,763,570
Cincinnati Financial Corp.	696,020	18,006,037
Manulife Financial Corp. (Canada)	411,956	6,006,319
Mercury General Corp.	455,232	18,864,814
Sun Life Financial, Inc. (Canada)(a)	265,507	6,985,489

		72,850,151

Internet & Catalog Retail — 2.3%
NetFlix, Inc.*(a)	239,388	26,009,506
priceline.com, Inc.*	94,298	16,647,369

		42,656,875

IT Services — 1.5%
Cognizant Technology Solutions Corp. (Class A Stock)*	438,336	21,943,100
MAXIMUS, Inc.	52,973	3,065,548
Unisys Corp.*	192,125	3,552,391

		28,561,039

Media — 0.3%
Arbitron, Inc.(a)	81,740	2,094,996
Knology, Inc.*(a)	246,904	2,698,661

		4,793,657

Multi-Line Retail — 1.0%
Marks & Spencer Group PLC (United Kingdom)	3,801,053	18,725,539

Multi-Utilities — 4.3%
DTE Energy Co.	426,955	19,473,418
NiSource, Inc.	1,251,813	18,151,288
Public Service Enterprise Group, Inc.	627,161	19,648,954
Sempra Energy	372,907	17,448,319
Veolia Environnement, ADR (France)	233,463	5,456,030

		80,178,009

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels — 4.6%
China Petroleum & Chemical Corp. (Class H Stock) (China)	24,904,000	$20,088,310
CNOOC Ltd. (Hong Kong)	12,041,000	20,465,825
CVR Energy, Inc.*	258,217	1,941,792
Encana Corp.(a)	231,377	7,019,978
Eni SpA, ADR (Italy)(a)	166,649	6,091,021
Overseas Shipholding Group, Inc.(a)	81,507	3,019,019
PetroChina Co. Ltd. (Class H Stock) (China)	17,080,000	18,891,589
Repsol YPF SA, ADR (Spain)	334,635	6,726,163

		84,243,697

Personal Products — 2.7%
Herbalife Ltd. (Cayman Islands)	275,785	12,699,899
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	348,525	19,423,298
NBTY, Inc.*(a)	286,248	9,735,295
Nu Skin Enterprises, Inc. (Class A Stock)	287,562	7,168,921

		49,027,413

Pharmaceuticals — 0.8%
Pfizer, Inc.	1,060,751	15,126,309

Semiconductors & Semiconductor Equipment — 0.5%
Hittite Microwave Corp.*	91,123	4,076,843
Monolithic Power Systems, Inc.*	107,050	1,911,913
NVE Corp.*(a)	14,329	623,741
Tessera Technologies, Inc.*	150,777	2,419,971

		9,032,468

Software — 0.2%
Progress Software Corp.*	125,130	3,757,654
Smith Micro Software, Inc.*	85,217	810,414

		4,568,068

Specialty Retail — 1.6%
Dress Barn, Inc.*(a)	331,118	7,883,920
DSW, Inc. (Class A Stock)*(a)	104,519	2,347,497
Genesco, Inc.*	69,804	1,836,543
Hibbett Sports, Inc.*	85,875	2,057,565
Jo-Ann Stores, Inc.*	121,417	4,554,352
Pier 1 Imports, Inc.*(a)	518,398	3,322,931
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	267,775	6,335,556
Zumiez, Inc.*(a)	90,966	1,465,462

		29,803,826

Textiles, Apparel & Luxury Goods — 1.6%
Culp, Inc.*	205,004	2,246,844
Deckers Outdoor Corp.*	56,110	8,016,436
Fossil, Inc.*	303,530	10,532,491
Lululemon Athletica, Inc. (Canada)*(a)	225,575	8,395,901

		29,191,672

Thrifts & Mortgage Finance — 3.8%
Astoria Financial Corp.(a)	1,400,348	19,268,788
First Niagara Financial Group, Inc.	1,320,526	16,546,191

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS		June 30, 2010 (Unaudited)

COMMON STOCKS (continued)			Shares	Value (Note 2)
Thrifts & Mortgage Finance (continued)
New York Community Bancorp, Inc.(a)			1,208,285	$18,450,512
People’s United Financial, Inc.			1,198,255	16,176,443

				70,441,934

Tobacco — 0.8%
Universal Corp.(a)			347,944	13,806,418

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc.*(a)			137,161	2,471,641

Wireless Telecommunication Services — 1.9%
NII Holdings, Inc.*			557,440	18,127,949
Vodafone Group PLC (United Kingdom)			8,638,514	17,799,572

				35,927,521

TOTAL COMMON STOCKS (cost $1,229,618,472)				1,163,441,676

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BONDS — 34.7%
Air Freight & Logistics — 0.7%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
4.50%	01/15/13	Aa3	$7,386	7,981,585
6.20%	01/15/38(a)	Aa3	4,720	5,674,261

				13,655,846

Automobiles — 0.4%
Daimler Finance North America LLC,
Gtd. Notes (Germany)
6.50%	11/15/13	A3	6,500	7,275,041

Beverages — 0.9%
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
4.875%	03/15/19	Aa3	5,400	5,981,920
5.35%	11/15/17	Aa3	1,600	1,829,754
PepsiCo, Inc.,
Sr. Unsec’d. Notes
5.00%	06/01/18	Aa3	7,500	8,308,575

				16,120,249

Capital Markets — 2.4%
Goldman Sachs Group, Inc. (The),
Sub. Notes
6.45%	05/01/36	A2	7,300	6,974,544
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18	A2	7,055	7,526,140
Sr. Unsec’d. Notes
6.40%	08/28/17	A2	7,200	7,507,678
Sub. Notes
6.11%	01/29/37	A3	7,400	6,720,502

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley,
Sr. Unsec’d. Notes
5.30%	03/01/13	A2	$8,900	$9,255,181
Sr. Unsec’d. Notes, MTN
5.55%	04/27/17	A2	7,100	7,042,306

				45,026,351

Chemicals — 0.4%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.55%	05/15/19	Baa3	5,700	6,977,444

Commercial Banks — 1.4%
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.25%	10/23/12	A1	8,200	8,775,337
5.625%	12/11/17(a)	A1	3,500	3,826,172
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15	Aa3	4,655	4,871,960
5.95%	08/26/36	Aa3	7,850	7,992,807

				25,466,276

Communication Equipment — 0.5%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.50%	02/22/16	A1	7,650	8,812,746

Computers & Peripherals — 0.7%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.50%	03/01/13	A2	4,300	4,641,433
6.125%	03/01/14	A2	7,600	8,730,895

				13,372,328

Consumer Finance — 1.6%
American Express Co.,
Sr. Unsec’d. Notes
8.125%	05/20/19	A3	4,800	5,959,651
8.15%	03/19/38	A3	5,600	7,526,658
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13	A3	7,500	8,205,982
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.50%	01/19/16	A3	7,500	8,028,930

				29,721,221

Diversified Financial Services — 2.5%
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	04/11/13	A3	6,400	6,652,819
6.875%	03/05/38	A3	4,500	4,720,793
Sub. Notes
5.00%	09/15/14	Baa1	6,700	6,701,340
6.125%	08/25/36	Baa1	1,500	1,363,335
Unsec’d. Notes(a)
8.50%	05/22/19	A3	6,300	7,510,381

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS		June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.70%	01/20/15	Aa3	$8,300	$8,489,613
6.00%	01/15/18	Aa3	3,500	3,864,823
6.40%	05/15/38(a)	Aa3	6,600	7,639,599

				46,942,703

Diversified Telecommunication Services — 2.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
6.30%	01/15/38(a)	A2	7,500	8,138,872
6.70%	11/15/13	A2	6,500	7,501,494
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
8.50%	11/15/18	A2	6,000	7,800,834
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.25%	04/15/13	A3	6,500	7,124,930
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes(a)
7.75%	12/01/30	A3	4,550	5,669,983

				36,236,113

Electric Utilities — 4.8%
Alabama Power Co.,
Sr. Unsec’d. Notes
4.85%	12/15/12	A2	2,800	3,033,103
Carolina Power & Light Co.,
First Mortgage
5.30%	01/15/19	A1	3,300	3,689,905
Commonwealth Edison Co.,
First Mortgage
6.15%	03/15/12	Baa1	4,002	4,313,624
6.15%	09/15/17	Baa1	3,000	3,443,262
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.25%	01/15/12	A3	3,300	3,555,202
Duke Energy Corp.,
Sr. Unsec’d. Notes
6.30%	02/01/14	Baa2	3,250	3,657,901
FirstEnergy Solutions Corp.,
Gtd. Notes
6.05%	08/15/21	Baa2	4,840	4,936,529
Florida Power Corp.,
First Mortgage
6.40%	06/15/38	A2	5,336	6,377,358
FPL Group Capital, Inc.,
Gtd. Notes
7.875%	12/15/15	Baa1	5,100	6,269,068
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.75%	04/01/18	Baa1	7,200	8,054,654
6.125%	04/01/36	Baa1	7,200	7,927,027

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC,
First Mortgage
6.80%	09/01/18	Baa1	$5,700	$6,690,985
Sr. Sec’d. Notes
5.95%	09/01/13	Baa1	6,000	6,606,720
6.375%	01/15/15	Baa1	5,800	6,571,284
PSE&G Power LLC,
Gtd. Notes
6.95%	06/01/12	Baa1	3,942	4,306,678
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15	Baa1	8,200	8,914,163

				88,347,463

Food & Staples Retailing — 0.7%
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.50%	08/15/37	Aa2	6,000	7,266,480
Walgreen Co.,
Sr. Unsec’d. Notes
4.875%	08/01/13	A2	5,700	6,268,239

				13,534,719

Food Products — 0.5%
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.25%	06/01/12	Baa2	8,700	9,482,835

Industrial Conglomerates — 1.6%
General Electric Capital Corp.,
Sr. Unsec’d. Notes(a)
5.50%	01/08/20	Aa2	7,200	7,608,636
Sr. Unsec’d. Notes, MTN
5.25%	10/19/12	Aa2	7,000	7,482,237
5.625%	09/15/17(a)	Aa2	6,200	6,626,777
6.75%	03/15/32	Aa2	7,350	7,910,342

				29,627,992

Insurance — 2.0%
Aflac, Inc.,
Sr. Unsec’d. Notes
8.50%	05/15/19	A2	4,800	5,775,245
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13	A1	7,125	7,812,349
Berkshire Hathaway Finance Corp.,
Gtd. Notes(a)
5.40%	05/15/18	Aa2	6,400	7,108,333
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.20%	02/11/15	Aa2	2,800	2,883,471
MetLife, Inc.,
Sr. Unsec’d. Notes
5.70%	06/15/35	A3	6,250	6,112,487
7.717%	02/15/19	A3	5,400	6,427,188

				36,119,073

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS		June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media — 2.3%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	Baa1	$5,200	$7,173,187
Comcast Corp.,
Gtd. Notes
6.95%	08/15/37	Baa1	6,000	6,825,156
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	Baa2	3,800	3,918,833
6.875%	05/01/12	Baa2	9,000	9,804,996
7.70%	05/01/32	Baa2	5,620	6,777,911
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
6.375%	03/01/12	A2	7,600	8,237,488

				42,737,571

Metals & Mining — 0.4%
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
5.875%	07/15/13	Baa1	7,600	8,326,955

Multi-Utilities — 3.1%
Centerpoint Energy Houston Electric LLC,
General Ref. Mortgage
7.00%	03/01/14	Baa1	5,450	6,322,561
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18	A3	5,700	7,073,945
Constellation Energy Group, Inc.,
Sr. Unsec’d. Notes
4.55%	06/15/15	Baa3	7,573	7,967,705
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.05%	03/01/34	A3	9,200	10,264,606
8.25%	10/15/18	A3	4,500	5,757,691
Sempra Energy,
Sr. Unsec’d. Notes
6.50%	06/01/16	Baa1	7,500	8,606,235
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
5.10%	11/30/12	Baa1	7,900	8,573,507
5.40%	04/30/18	Baa1	1,400	1,559,894
5.95%	09/15/17	Baa1	500	575,443

				56,701,587

Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.,
Sr. Unsec’d. Notes
3.95%	03/03/14	Aa1	7,200	7,717,644
4.95%	03/03/19	Aa1	6,100	6,707,651
Conoco, Inc.,
Sr. Unsec’d. Notes
6.95%	04/15/29	A1	5,000	6,136,205
ConocoPhillips,(a)
Gtd. Notes
4.60%	01/15/15	A1	2,600	2,840,370
5.75%	02/01/19	A1	6,700	7,663,574

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.85%	09/15/12	Baa2	$7,500	$8,040,900
5.95%	02/15/18	Baa2	5,800	6,264,220
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38	Baa2	6,950	7,385,376
Oneok Partners LP,
Gtd. Notes
6.85%	10/15/37	Baa2	6,300	6,650,872
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
6.65%	01/15/37	Baa3	3,100	3,096,085

				62,502,897

Pharmaceuticals — 1.6%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.125%	04/01/19	A1	5,800	6,471,460
5.875%	05/15/16(a)	A1	5,750	6,726,879
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.35%	03/15/15	A1	8,300	9,403,667
Wyeth,
Gtd. Notes
5.95%	04/01/37	A1	6,400	7,249,594

				29,851,600

Tobacco — 0.8%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19(a)	Baa1	4,500	5,616,477
10.20%	02/06/39	Baa1	6,500	8,719,061

				14,335,538

TOTAL CORPORATE BONDS (cost $610,913,678)				641,174,548

TOTAL LONG-TERM INVESTMENTS (cost $1,840,532,150)				1,804,616,224

			Shares
SHORT-TERM INVESTMENT — 14.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $267,368,360; includes $222,460,340 of cash collateral for securities on loan)(b)(w)(Note 4)			267,368,360	267,368,360

TOTAL INVESTMENTS(o) — 112.2% (cost $2,107,900,510)				2,071,984,584
Liabilities in excess of other assets — (12.2)%				(225,132,760)

NET ASSETS — 100.0%				$1,846,851,824

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $214,558,168; cash collateral of $222,460,340 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2010, 10 securities representing $188,669,411 and 10.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$974,772,265	$188,669,411	$—
Corporate Bonds	—	641,174,548	—
Affiliated Money Market Mutual Fund	267,368,360	—	—

Total	$1,242,140,625	$829,843,959	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (12.0% represents investments purchased with collateral from securities on loan)	14.5%
Commercial Banks	8.0
Oil, Gas & Consumable Fuels	8.0
Electric Utilities	7.9
Multi-Utilities	7.4
Diversified Telecommunication Services	6.0
Insurance	5.9
Capital Markets	4.5
Thrifts & Mortgage Finance	3.8
Food Products	2.8
Personal Products	2.7
Media	2.6
Diversified Financial Services	2.5
Pharmaceuticals	2.4
Chemicals	2.4
Computers & Peripherals	2.3
Internet & Catalog Retail	2.3
Aerospace & Defense	2.0
Wireless Telecommunication Services	1.9
Communications Equipment	1.8
Specialty Retail	1.6
Consumer Finance	1.6
Industrial Conglomerates	1.6

Healthcare Equipment & Supplies	1.6%
Textiles, Apparel & Luxury Goods	1.6
Tobacco	1.6
IT Services	1.5
Automobiles	1.3
Multi-Line Retail	1.0
Beverages	0.9
Building Products	0.8
Air Freight & Logistics	0.7
Food & Staples Retailing	0.7
Household Durables	0.6
Semiconductors & Semiconductor Equipment	0.5
Communication Equipment	0.5
Commercial Services & Supplies	0.5
Metals & Mining	0.4
Hotels, Restaurants & Leisure	0.4
Healthcare Providers & Services	0.3
Software	0.2
Energy Equipment & Services	0.2
Trading Companies & Distributors	0.1
Construction & Engineering	0.1
Electronic Equipment, Instruments & Components	0.1
Biotechnology	0.1

112.2
Liabilities in excess of other assets	(12.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $214,558,168:
Unaffiliated investments (cost $1,840,532,150)	$1,804,616,224
Affiliated investments (cost $267,368,360)	267,368,360
Dividends and interest receivable	15,156,045
Receivable for investments sold	7,854,385
Receivable for fund share sold	1,800,841
Tax reclaim receivable	97,906
Prepaid expenses	1,400

Total Assets	2,096,895,161

LIABILITIES:
Payable to broker for collateral for securities on loan	222,460,340
Payable for fund share repurchased	17,719,295
Payable to custodian	8,306,077
Payable for investments purchased	966,769
Advisory fees payable	531,390
Accrued expenses and other liabilities	50,444
Shareholder servicing fees payable	8,480
Affiliated transfer agent fee payable	542

Total Liabilities	250,043,337

NET ASSETS	$1,846,851,824

Net assets were comprised of:
Paid-in capital	$2,157,079,689
Retained earnings	(310,227,865)

Net assets, June 30, 2010	$1,846,851,824

Net asset value and redemption price per share, $1,846,851,824 / 222,726,270 outstanding shares of beneficial interest	$8.29

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $402,146 foreign withholding tax)	$19,545,096
Unaffiliated interest income	14,937,729
Affiliated income from securities lending, net	297,149
Affiliated dividend income	31,283

34,811,257

EXPENSES
Advisory fees	7,657,428
Shareholder servicing fees and expenses	900,874
Custodian and accounting fees	137,000
Commitment fee on syndicated credit agreement	15,000
Trustees’ fees	13,000
Audit fee	12,000
Insurance expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	5,000
Shareholders’ reports	5,000
Loan interest expense (Note 7)	3,840
Miscellaneous	6,309

Total expenses	8,768,451
Less: shareholder servicing fee waiver	(158,687)

Net expenses	8,609,764

NET INVESTMENT INCOME	26,201,493

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	173,698,226
Foreign currency transactions	(130,586)

173,567,640

Net change in unrealized appreciation (depreciation) on:
Investments	(263,354,507)
Foreign currencies	50,274

(263,304,233)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(89,736,593)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(63,535,100)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$26,201,493	$32,294,495
Net realized gain (loss) on investment and foreign currency transactions	173,567,640	(292,635,059)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(263,304,233)	498,810,386

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(63,535,100)	238,469,822

DISTRIBUTIONS	(32,324,867)	(39,977,372)

FUND SHARE TRANSACTIONS:
Fund share sold [51,254,872 and 113,421,038 shares, respectively]	450,285,951	883,141,683
Fund share issued in reinvestment of distributions [3,811,895 and 5,358,897 shares, respectively]	32,324,867	39,977,372
Fund share repurchased [24,800,417 and 20,521,540 shares, respectively]	(211,740,252)	(140,196,131)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	270,870,566	782,922,924

TOTAL INCREASE IN NET ASSETS	175,010,599	981,415,374
NET ASSETS:
Beginning of period	1,671,841,225	690,425,851

End of period	$1,846,851,824	$1,671,841,225

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 101.4%
COMMON STOCKS — 80.8%	Shares	Value (Note 2)
Aerospace & Defense — 1.9%
BAE Systems PLC (United Kingdom)	5,997,175	$27,912,132
Hexcel Corp.*(a)	1,183,701	18,359,202

		46,271,334

Automobiles — 0.9%
Daimler AG (Germany)*	240,578	12,161,218
Toyota Motor Corp., ADR (Japan)(a)	135,980	9,324,148

		21,485,366

Biotechnology — 0.2%
Enzon Pharmaceuticals, Inc.*(a)	552,925	5,888,651

Capital Markets — 2.5%
Credit Suisse Group AG, ADR (Switzerland)(a)	225,111	8,425,905
Deutsche Bank AG (Germany)(a)	160,374	9,006,604
Man Group PLC (United Kingdom)	10,086,158	33,434,626
UBS AG (Switzerland)*(a)	730,304	9,654,619

		60,521,754

Chemicals — 1.4%
E.I. du Pont de Nemours & Co.	999,303	34,565,891

Commercial Banks — 5.8%
Bank of China Ltd. (Class H Stock) (China)	70,509,000	35,571,980
Bank of the Ozarks, Inc.	203,957	7,234,355
Barclays PLC, ADR (United Kingdom)(a)	528,616	8,399,708
HSBC Holdings PLC, ADR (United Kingdom)(a)	183,074	8,346,344
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	48,435,000	35,205,214
Lloyds Banking Group PLC, ADR (United Kingdom)*(a)	2,938,299	9,285,025
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	1,982,048	9,038,139
Mizuho Financial Group, Inc. (Japan)(a)	2,603,364	8,460,933
National Bank of Greece SA, ADR (Greece)*	2,745,624	5,958,004
Toronto-Dominion Bank (The) (Canada)	159,004	10,320,950

		137,820,652

Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	629,615	13,190,434
GEO Group, Inc. (The)*(a)	627,292	13,016,309
Sykes Enterprises, Inc.*	572,980	8,153,506

		34,360,249

Communications Equipment — 3.1%
Arris Group, Inc.*	1,540,404	15,696,717
F5 Networks, Inc.*(a)	647,144	44,374,664
ViaSat, Inc.*(a)	437,654	14,250,014

		74,321,395

COMMON STOCKS (continued)	Shares	Value (Note 2)
Computers & Peripherals — 3.1%
Seagate Technology (Cayman Islands)*	3,383,605	$44,122,209
Western Digital Corp.*	963,777	29,067,514

		73,189,723

Construction & Engineering — 0.4%
Insituform Technologies, Inc. (Class A Stock)*	479,510	9,820,365

Diversified Telecommunication Services — 5.1%
AT&T, Inc.	1,352,305	32,712,258
China Unicom Hong Kong Ltd., ADR (Hong Kong)(a)	893,242	11,880,118
Cincinnati Bell, Inc.*	2,458,266	7,399,381
Cogent Communications Group, Inc.*	546,720	4,144,138
Deutsche Telekom AG, ADR (Germany)	782,022	9,126,197
France Telecom SA, ADR (France)(a)	431,288	7,465,595
Nippon Telegraph & Telephone Corp., ADR (Japan)(a)	462,447	9,406,172
Telecom Italia SpA, ADR (Italy)	695,431	7,656,695
Verizon Communications, Inc.	1,159,855	32,499,137

		122,289,691

Electrical Equipment — 0.1%
Advanced Battery Technologies, Inc.*(a)	785,520	2,576,506

Electronic Equipment, Instruments & Components — 0.3%
OSI Systems, Inc.*(a)	215,266	5,977,937

Energy Equipment & Services — 0.5%
Bristow Group, Inc.*	429,285	12,620,979

Food Products — 3.7%
Diamond Foods, Inc.(a)	204,677	8,412,225
Kraft Foods, Inc. (Class A Stock)	1,162,673	32,554,844
Sanderson Farms, Inc.	247,812	12,573,981
Tate & Lyle PLC (United Kingdom)	5,269,425	35,207,372

		88,748,422

Healthcare Equipment & Supplies — 4.2%
American Medical Systems Holdings, Inc.*(a)	914,474	20,228,165
Conceptus, Inc.*(a)	385,546	6,006,807
Intuitive Surgical, Inc.*(a)	191,810	60,539,072
Invacare Corp.	374,851	7,774,410
Zoll Medical Corp.*	263,114	7,130,389

		101,678,843

Healthcare Providers & Services — 0.8%
Air Methods Corp.*(a)	155,662	4,630,944
Bio-Reference Labs, Inc.*	339,600	7,528,932
RehabCare Group, Inc.*	299,320	6,519,190

		18,679,066

Hotels, Restaurants & Leisure — 2.4%
Bob Evans Farms, Inc.	372,070	9,160,363
Peet’s Coffee & Tea, Inc.*(a)	157,417	6,181,765

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	1,234,182	$29,990,623
Texas Roadhouse, Inc.*(a)	871,966	11,004,211

		56,336,962

Household Durables — 0.7%
La-Z-Boy, Inc.*(a)	431,318	3,204,693
National Presto Industries, Inc.	55,703	5,172,580
Sony Corp., ADR (Japan)(a)	295,559	7,885,514

		16,262,787

Insurance — 1.1%
AXA SA, ADR (France)(a)	505,992	7,716,378
Manulife Financial Corp. (Canada)	551,535	8,041,380
Sun Life Financial, Inc. (Canada)(a)	355,466	9,352,311

		25,110,069

Internet & Catalog Retail — 4.1%
NetFlix, Inc.*(a)	427,331	46,429,513
priceline.com, Inc.*(a)	294,575	52,004,271

		98,433,784

Internet Software & Services — 1.6%
Baidu, Inc., ADR (China)*(a)	555,403	37,811,836

IT Services — 4.9%
Cognizant Technology Solutions Corp. (Class A Stock)*	1,369,320	68,548,159
Infosys Technologies Ltd., ADR (India)(a)	497,671	29,815,470
MAXIMUS, Inc.	212,768	12,312,884
Unisys Corp.*(a)	342,961	6,341,349

		117,017,862

Machinery — 0.7%
Joy Global, Inc.	351,828	17,623,065

Media — 4.1%
Arbitron, Inc.(a)	328,304	8,414,432
DIRECTV (Class A Stock)*	842,909	28,591,473
DISH Network Corp. (Class A Stock)	726,338	13,183,035
Knology, Inc.*(a)	440,746	4,817,354
News Corp. (Class A Stock)	2,106,019	25,187,987
Virgin Media, Inc.(a)	1,087,079	18,143,348

		98,337,629

Multi-Line Retail — 1.4%
Marks & Spencer Group PLC (United Kingdom)	6,861,331	33,801,717

Multi-Utilities — 0.3%
Veolia Environnement, ADR (France)	312,565	7,304,644

Oil, Gas & Consumable Fuels — 6.4%
China Petroleum & Chemical Corp. (Class H Stock) (China)	44,956,000	36,262,852
CNOOC Ltd. (Hong Kong)	21,735,000	36,942,505
CVR Energy, Inc.*	1,037,116	7,799,112
Encana Corp.	309,771	9,398,452
Eni SpA, ADR (Italy)(a)	223,112	8,154,744

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Overseas Shipholding Group, Inc.(a)	327,371	$12,125,822
PetroChina Co. Ltd. (Class H Stock) (China)	30,830,000	34,099,982
Repsol YPF SA, ADR (Spain)	448,015	9,005,101

		153,788,570

Personal Products — 3.7%
Herbalife Ltd. (Cayman Islands)	492,302	22,670,507
Lauder, (Estee) Cos., Inc. (Class A Stock)	622,152	34,672,531
NBTY, Inc.*	510,978	17,378,362
Nu Skin Enterprises, Inc. (Class A Stock)	513,325	12,797,192

		87,518,592

Pharmaceuticals — 2.0%
Pfizer, Inc.	1,893,533	27,001,781
Warner Chilcott PLC (Class A Stock) (Ireland)*(a)	872,632	19,939,641

		46,941,422

Semiconductors & Semiconductor Equipment — 1.5%
Hittite Microwave Corp.*	365,994	16,374,571
Monolithic Power Systems, Inc.*	429,960	7,679,086
NVE Corp.*(a)	57,551	2,505,195
Tessera Technologies, Inc.*	605,592	9,719,752

		36,278,604

Software — 1.7%
Microsoft Corp.	988,208	22,738,666
Progress Software Corp.*	502,578	15,092,417
Smith Micro Software, Inc.*	342,264	3,254,931

		41,086,014

Specialty Retail — 2.7%
Dress Barn, Inc.*(a)	591,076	14,073,520
DSW, Inc. (Class A Stock)*(a)	186,576	4,190,497
Genesco, Inc.*	280,365	7,376,403
Hibbett Sports, Inc.*(a)	344,910	8,264,044
Jo-Ann Stores, Inc.*	216,742	8,129,992
Pier 1 Imports, Inc.*(a)	925,388	5,931,737
Ulta Salon Cosmetics & Fragrance, Inc.*	478,002	11,309,527
Zumiez, Inc.*(a)	365,363	5,885,998

		65,161,718

Textiles, Apparel & Luxury Goods — 2.2%
Culp, Inc.*(a)	365,949	4,010,801
Deckers Outdoor Corp.*	100,161	14,310,002
Fossil, Inc.*	541,827	18,801,397
Lululemon Athletica, Inc. (Canada)*(a)	402,671	14,987,415

		52,109,615

Trading Companies & Distributors — 0.4%
Beacon Roofing Supply, Inc.*(a)	550,899	9,927,200

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)			Shares	Value (Note 2)
Wireless Telecommunication Services — 3.5%
NII Holdings, Inc.*			1,565,293	$50,903,328
Vodafone Group PLC (United Kingdom)			15,593,498	32,130,248

				83,033,576

TOTAL COMMON STOCKS (cost $2,098,962,818)				1,934,702,490

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BONDS — 20.6%
Air Freight & Logistics — 0.4%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
4.50%	01/15/13	Aa3	$6,150	6,645,918
6.20%	01/15/38	Aa3	1,920	2,308,174

				8,954,092

Automobiles — 0.3%
Daimler Finance North America LLC,
Gtd. Notes
6.50%	11/15/13	A3	5,390	6,032,687
Beverages — 0.4%
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
4.875%	03/15/19	Aa3	3,500	3,877,171
5.35%	11/15/17	Aa3	1,200	1,372,315
PepsiCo, Inc.,
Sr. Unsec’d. Notes
5.00%	06/01/18	Aa3	5,000	5,539,050

				10,788,536

Capital Markets — 1.3%
Goldman Sachs Group, Inc. (The),
Sub. Notes
6.45%	05/01/36	A2	6,000	5,732,502
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18	A2	5,200	5,547,261
Sr. Unsec’d. Notes
6.40%	08/28/17	A2	6,000	6,256,398
Sub. Notes
6.11%	01/29/37	A3	6,180	5,612,528
Morgan Stanley,
Sr. Unsec’d. Notes
5.30%	03/01/13	A2	2,500	2,599,770
Sr. Unsec’d. Notes, MTN
5.55%	04/27/17	A2	5,900	5,852,057

				31,600,516

Chemicals — 0.2%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.55%	05/15/19	Baa3	4,400	5,386,097

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Banks — 0.9%
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.25%	10/23/12	A1	$7,000	$7,491,141
5.625%	12/11/17(a)	A1	2,750	3,006,278
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15	Aa3	3,900	4,081,771
5.95%	08/26/36	Aa3	6,315	6,429,883

				21,009,073

Communication Equipment — 0.3%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.50%	02/22/16	A1	6,250	7,199,956
Computers & Peripherals — 0.4%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.50%	03/01/13	A2	3,200	3,454,090
6.125%	03/01/14	A2	5,800	6,663,051

				10,117,141

Consumer Finance — 0.9%
American Express Co.,
Sr. Unsec’d. Notes
8.125%	05/20/19	A3	4,100	5,090,536
8.15%	03/19/38	A3	3,200	4,300,947
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13	A2	6,170	6,750,788
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.50%	01/19/16	A3	5,500	5,887,882

				22,030,153

Diversified Financial Services — 1.5%
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	04/11/13	A3	5,200	5,405,416
6.875%	03/05/38	A3	3,000	3,147,195
Sub. Notes
5.00%	09/15/14	Baa1	5,500	5,501,100
6.125%	08/25/36	Baa1	1,500	1,363,335
Unsec’d. Notes(a)
8.50%	05/22/19	A3	3,700	4,410,859
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.70%	01/20/15	Aa3	6,500	6,648,492
6.00%	01/15/18	Aa3	2,800	3,091,858
6.40%	05/15/38(a)	Aa3	5,100	5,903,326

				35,471,581

Diversified Telecommunication Services — 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
6.30%	01/15/38(a)	A2	6,000	6,511,098
6.70%	11/15/13	A2	5,600	6,462,826

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
8.50%	11/15/18	A2	$5,000	$6,500,695
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.25%	04/15/13	A3	4,500	4,932,643
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30	A3	3,650	4,548,448

				28,955,710

Electric Utilities — 2.9%
Alabama Power Co.,
Sr. Unsec’d. Notes
4.85%	12/15/12	A2	2,200	2,383,152
Carolina Power & Light Co.,
First Mortgage
5.30%	01/15/19	A1	1,700	1,900,860
Commonwealth Edison Co.,
First Mortgage
6.15%	03/15/12	Baa1	3,000	3,233,601
6.15%	09/15/17	Baa1	3,000	3,443,262
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.25%	01/15/12	A3	2,525	2,720,268
Duke Energy Corp.,
Sr. Unsec’d. Notes
6.30%	02/01/14	Baa2	2,450	2,757,495
FirstEnergy Solutions Corp.,
Gtd. Notes
6.05%	08/15/21	Baa2	3,900	3,977,782
Florida Power Corp.,
First Mortgage
6.40%	06/15/38	A2	4,150	4,959,902
FPL Group Capital, Inc.,
Gtd. Notes
7.875%	12/15/15	Baa1	4,000	4,916,916
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.75%	04/01/18	Baa1	4,800	5,369,770
6.125%	04/01/36	Baa1	5,800	6,385,661
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.95%	09/01/13	Baa1	5,035	5,544,139
6.375%	01/15/15	Baa1	4,500	5,098,410
6.80%	09/01/18	Baa1	4,600	5,399,742
PSE&G Power LLC,
Gtd. Notes
6.95%	06/01/12	Baa1	3,270	3,572,511
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15	Baa1	6,100	6,631,267

				68,294,738

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Food & Staples Retailing — 0.4%
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes(a)
6.50%	08/15/37	Aa2	$4,800	$5,813,184
Walgreen Co.,
Sr. Unsec’d. Notes
4.875%	08/01/13	A2	4,400	4,838,640

				10,651,824

Food Products — 0.3%
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.25%	06/01/12	Baa2	5,900	6,430,888

Industrial Conglomerates — 1.0%
General Electric Capital Corp.,
Notes, MTN
5.25%	10/19/12	Aa2	5,000	5,344,455
Sr. Unsec’d. Notes
5.50%	01/08/20(a)	Aa2	6,000	6,340,530
6.75%	03/15/32	Aa2	5,950	6,403,610
Sr. Unsec’d. Notes, MTN
5.625%	09/15/17(a)	Aa2	5,500	5,878,593

				23,967,188

Insurance — 1.2%
Aflac, Inc.,
Sr. Unsec’d. Notes
8.50%	05/15/19	A2	4,000	4,812,704
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13	A1	5,500	6,030,585
Berkshire Hathaway Finance Corp.,
Gtd. Notes(a)
5.40%	05/15/18	Aa2	5,300	5,886,588
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.20%	02/11/15	Aa2	2,200	2,265,584
MetLife, Inc.,
Sr. Unsec’d. Notes
5.70%	06/15/35	A3	5,000	4,889,990
7.717%	02/15/19	A3	4,100	4,879,902

				28,765,353

Media — 1.5%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	Baa1	4,400	6,069,619
Comcast Corp.,
Gtd. Notes
6.95%	08/15/37	Baa1	4,800	5,460,125
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	Baa2	3,000	3,093,816
6.875%	05/01/12	Baa2	7,500	8,170,830
7.70%	05/01/32	Baa2	4,900	5,909,567
Walt Disney Co. (The),
Sr. Unsec’d. Notes
6.375%	03/01/12	A2	6,440	6,980,187

				35,684,144

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining — 0.2%
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
5.875%	07/15/13	Baa1	$5,500	$6,026,086

Multi-Utilities — 1.8%
Centerpoint Energy Houston Electric LLC,
General Reference Mortgage
7.00%	03/01/14	Baa1	4,350	5,046,448
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18	A3	4,700	5,832,902
Constellation Energy Group, Inc.,
Sr. Unsec’d. Notes
4.55%	06/15/15	Baa3	6,095	6,412,671
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.05%	03/01/34	A3	6,000	6,694,308
8.25%	10/15/18	A3	3,500	4,478,204
Sempra Energy,
Sr. Unsec’d. Notes
6.50%	06/01/16	Baa1	5,500	6,311,239
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
5.10%	11/30/12	Baa1	6,500	7,054,151
5.40%	04/30/18	Baa1	1,690	1,883,015
5.95%	09/15/17	Baa1	500	575,444

				44,288,382

Oil, Gas & Consumable Fuels — 2.0%
Chevron Corp.,
Sr. Unsec’d. Notes
3.95%	03/03/14	Aa1	4,500	4,823,528
4.95%	03/03/19	Aa1	4,900	5,388,114
Conoco, Inc.,
Sr. Unsec’d. Notes
6.95%	04/15/29	A1	4,500	5,522,584
ConocoPhillips,(a)
Gtd. Notes
4.60%	01/15/15	A1	2,175	2,376,079
5.75%	02/01/19	A1	5,000	5,719,085
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.85%	09/15/12	Baa2	4,500	4,824,540
5.95%	02/15/18	Baa2	4,400	4,752,167
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38	Baa2	6,000	6,375,864
Oneok Partners LP,
Gtd. Notes
6.85%	10/15/37	Baa2	5,300	5,595,178
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
6.65%	01/15/37	Baa3	2,300	2,297,095

				47,674,234

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals — 1.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.125%	04/01/19	A1	$4,700	$5,244,115
5.875%	05/15/16(a)	A1	4,600	5,381,503
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.35%	03/15/15	A1	6,500	7,364,318
Wyeth,
Gtd. Notes
5.95%	04/01/37	A1	5,000	5,663,745

				23,653,681

Tobacco — 0.5%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19(a)	Baa1	3,400	4,243,560
10.20%	02/06/39	Baa1	5,000	6,706,970

				10,950,530

TOTAL CORPORATE BONDS (cost $473,440,558)				493,932,590

TOTAL LONG-TERM INVESTMENTS (cost $2,572,403,376)				2,428,635,080

SHORT-TERM INVESTMENTS — 20.5%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund(cost $489,215,389; includes $432,728,264 of cash collateral for securities on loan)(b)(w)(Note 4)			489,215,389	489,215,389

TOTAL INVESTMENTS(o) — 121.9% (cost $3,061,618,765)				2,917,850,469
Liabilities in excess of other assets — (21.9)%				(524,138,888)

NET ASSETS — 100.0%				$2,393,711,581

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $411,481,741; cash collateral of $432,728,264 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2010, 10 securities representing $340,568,629 and 14.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,594,133,861	$340,568,629	$—
Corporate Bonds	—	493,932,590	—
Affiliated Money Market Mutual Fund	489,215,389	—	—

Total	$2,083,349,250	$834,501,219	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (18.1% represents investments purchased with collateral from securities on loan)	20.5%
Oil, Gas & Consumable Fuels	8.4
Commercial Banks	6.7
Diversified Telecommunication Services	6.3
Media	5.6
IT Services	4.9
Healthcare Equipment & Supplies	4.2
Internet & Catalog Retail	4.1
Food Products	4.0
Capital Markets	3.8
Personal Products	3.7
Computers & Peripherals	3.5
Wireless Telecommunication Services	3.5
Communications Equipment	3.1
Pharmaceuticals	3.0
Electric Utilities	2.9
Specialty Retail	2.7
Hotels, Restaurants & Leisure	2.4
Insurance	2.3
Textiles, Apparel & Luxury Goods	2.2
Multi-Utilities	2.1
Aerospace & Defense	1.9
Software	1.7

Chemicals	1.6%
Internet Software & Services	1.6
Semiconductors & Semiconductor Equipment	1.5
Diversified Financial Services	1.5
Commercial Services & Supplies	1.4
Multi-Line Retail	1.4
Automobiles	1.2
Industrial Conglomerates	1.0
Consumer Finance	0.9
Healthcare Providers & Services	0.8
Machinery	0.7
Household Durables	0.7
Energy Equipment & Services	0.5
Tobacco	0.5
Beverages	0.4
Food & Staples Retailing	0.4
Trading Companies & Distributors	0.4
Construction & Engineering	0.4
Air Freight & Logistics	0.4
Communication Equipment	0.3
Electronic Equipment, Instruments & Components	0.3
Metals & Mining	0.2
Biotechnology	0.2
Electrical Equipment	0.1

121.9
Liabilities in excess of other assets	(21.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $411,481,741:
Unaffiliated investments (cost $2,572,403,376)	$2,428,635,080
Affiliated investments (cost $489,215,389)	489,215,389
Receivable for investments sold	30,111,162
Dividends and interest receivable	17,085,749
Tax reclaim receivable	126,357
Receivable for fund share sold	1,405
Prepaid expenses	2,029

Total Assets	2,965,177,171

LIABILITIES:
Payable to broker for collateral for securities on loan	432,728,264
Payable for fund share repurchased	122,728,503
Payable to custodian	13,930,051
Payable for investments purchased	1,275,395
Advisory fees payable	703,275
Accrued expenses and other liabilities	88,467
Shareholder servicing fees payable	11,093
Affiliated transfer agent fee payable	542

Total Liabilities	571,465,590

NET ASSETS	$2,393,711,581

Net assets were comprised of:
Paid-in capital	$2,904,256,679
Retained earnings	(510,545,098)

Net assets, June 30, 2010	$2,393,711,581

Net asset value and redemption price per share, $2,393,711,581 / 303,420,604 outstanding shares of beneficial interest	$7.89

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $492,210 foreign withholding tax)	$22,312,623
Unaffiliated interest income	12,003,610
Affiliated income from securities lending, net	751,262
Affiliated dividend income	49,000

35,116,495

EXPENSES
Advisory fees	10,888,203
Shareholder servicing fees and expenses	1,280,965
Custodian and accounting fees	202,000
Commitment fee on syndicated credit agreement	19,000
Loan interest expense (Note 7)	18,732
Trustees’ fees	15,000
Audit fee	12,000
Insurance expenses	11,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	4,000
Miscellaneous	9,531

Total expenses	12,471,431
Less: shareholder servicing fee waiver	(272,714)

Net expenses	12,198,717

NET INVESTMENT INCOME	22,917,778

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	263,185,799
Foreign currency transactions	(238,810)

262,946,989

Net change in unrealized appreciation (depreciation) on:
Investments	(451,367,186)
Foreign currencies	92,386

(451,274,800)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(188,327,811)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(165,410,033)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$22,917,778	$26,976,217
Net realized gain (loss) on investments and foreign currency transactions	262,946,989	(410,013,917)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(451,274,800)	690,559,870

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(165,410,033)	307,522,170

DISTRIBUTIONS	(27,033,591)	(29,592,386)

FUND SHARE TRANSACTIONS:
Fund share sold [90,283,589 and 169,172,797 shares, respectively]	765,693,806	1,283,633,013
Fund share issued in reinvestment of distributions [3,292,764 and 4,048,206 shares, respectively]	27,033,591	29,592,386
Net asset value of shares issued in merger [0 and 26,516,826 shares, respectively] (Note 10)	—	222,150,938
Fund share repurchased [77,658,500 and 27,032,866 shares, respectively]	(626,052,100)	(181,789,210)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	166,675,297	1,353,587,127

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,768,327)	1,631,516,911
NET ASSETS:
Beginning of period	2,419,479,908	787,962,997

End of period	$2,393,711,581	$2,419,479,908

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS	Shares	Value (Note 2)
Apparel — 2.5%
NIKE, Inc. (Class B Stock)(a)	503,120	$33,985,756

Beverages — 4.2%
PepsiCo, Inc.	925,990	56,439,090

Biotechnology — 3.5%
Biogen Idec, Inc.*	497,990	23,629,625
Gilead Sciences, Inc.*	683,410	23,427,295

		47,056,920

Chemicals — 1.5%
Praxair, Inc.(a)	276,623	21,020,582

Commercial Services — 2.4%
MasterCard, Inc. (Class A Stock)	165,520	33,026,206

Computer Software — 3.7%
Microsoft Corp.	2,192,034	50,438,702

Computers — 5.6%
Apple, Inc.*	301,610	75,863,963

Cosmetics/Personal Care — 4.7%
Avon Products, Inc.(a)	808,160	21,416,240
Procter & Gamble Co. (The)	718,510	43,096,230

		64,512,470

Financial – Bank & Trust — 2.1%
Northern Trust Corp.	622,738	29,081,865

Financials — 4.4%
Charles Schwab Corp. (The)	1,525,560	21,632,441
CME Group, Inc.	134,290	37,809,349

		59,441,790

Healthcare Products — 6.5%
Johnson & Johnson	815,060	48,137,444
St. Jude Medical, Inc.*	1,097,680	39,615,271

		87,752,715

Internet Services — 2.9%
Equinix, Inc.*(a)	486,930	39,548,454

Medical Products — 4.9%
Baxter International, Inc.	1,135,440	46,144,282
Thermo Fisher Scientific, Inc.*(a)	418,830	20,543,611

		66,687,893

Networking/Telecom Equipment — 3.7%
Cisco Systems, Inc.*	2,356,880	50,225,113

Oil & Gas — 6.8%
Halliburton Co.	1,494,860	36,698,813
Occidental Petroleum Corp.	372,050	28,703,658
Southwestern Energy Co.*	683,660	26,416,622

		91,819,093

Oil Well Services & Equipment — 4.0%
Schlumberger Ltd. (Netherlands Antilles)(a)	988,500	54,703,590

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals — 3.1%
Express Scripts, Inc.*	485,842	$22,844,291
Teva Pharmaceutical Industries Ltd., ADR (Israel)	367,120	19,086,569

		41,930,860

Real Estate — 2.6%
CB Richard Ellis Group, Inc. (Class A Stock)*	2,611,059	35,536,513

Retailing — 10.3%
Costco Wholesale Corp.	738,672	40,501,386
Lowe’s Cos., Inc.	1,879,683	38,383,127
Staples, Inc.	1,859,040	35,414,712
Target Corp.	521,310	25,632,812

		139,932,037

Semiconductors — 7.1%
Altera Corp.(a)	902,140	22,382,093
Broadcom Corp. (Class A Stock)	827,130	27,270,476
QUALCOMM, Inc.	1,416,210	46,508,337

		96,160,906

Software — 3.0%
Oracle Corp.	1,876,991	40,280,227

Telecommunications — 8.0%
American Tower Corp. (Class A Stock)*	1,645,148	73,209,086
Crown Castle International Corp.*	962,480	35,862,005

		109,071,091

TOTAL LONG-TERM INVESTMENTS (cost $1,411,643,729)		1,324,515,836

SHORT-TERM INVESTMENT — 12.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $166,458,986; includes $81,248,593 of cash collateral for securities on loan)(b)(w)(Note 4)	166,458,986	166,458,986

TOTAL INVESTMENTS — 109.7% (cost $1,578,102,715)		1,490,974,822
Liabilities in excess of other assets — (9.7)%		(131,786,778)

NET ASSETS — 100.0%		$1,359,188,044

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $79,309,199; cash collateral of $81,248,593 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,324,515,836	$—	$—
Affiliated Money Market Mutual Fund	166,458,986	—	—

Total	$1,490,974,822	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (6.0% represents investments purchased with collateral from securities on loan)	12.2%
Retailing	10.3
Telecommunications	8.0
Semiconductors	7.1
Oil & Gas	6.8
Healthcare Products	6.5
Computers	5.6
Medical Products	4.9
Cosmetics/Personal Care	4.7
Financials	4.4
Beverages	4.2

Oil Well Services & Equipment	4.0%
Computer Software	3.7
Networking/Telecom Equipment	3.7
Biotechnology	3.5
Pharmaceuticals	3.1
Software	3.0
Internet Services	2.9
Real Estate	2.6
Apparel	2.5
Commercial Services	2.4
Financial – Bank & Trust	2.1
Chemicals	1.5

109.7
Liabilities in excess of other assets	(9.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $79,309,199:
Unaffiliated investments (cost $1,411,643,729)	$1,324,515,836
Affiliated investments (cost $166,458,986)	166,458,986
Receivable for investments sold	7,725,285
Receivable for fund share sold	4,118,662
Dividends receivable	1,043,972
Prepaid expenses	5,640

Total Assets	1,503,868,381

LIABILITIES:
Payable to broker for collateral for securities on loan	81,248,593
Payable for investments purchased	33,127,547
Payable to custodian	17,376,351
Payable for fund share repurchased	12,471,462
Advisory fees payable	408,813
Accrued expenses and other liabilities	27,847
Shareholder servicing fees payable	19,182
Affiliated transfer agent fee payable	542

Total Liabilities	144,680,337

NET ASSETS	$1,359,188,044

Net assets were comprised of:
Paid-in capital	$2,182,315,067
Retained earnings	(823,127,023)

Net assets, June 30, 2010	$1,359,188,044

Net asset value and redemption price per share, $1,359,188,044 / 60,672,665 outstanding shares of beneficial interest	$22.40

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $11,213 foreign withholding tax)	$6,048,313
Affiliated dividend income	49,577
Affiliated income from securities lending, net	37,514

6,135,404

EXPENSES
Advisory fees	4,587,306
Shareholder servicing fees and expenses	509,701
Custodian and accounting fees	58,000
Audit fee	9,000
Shareholders’ reports	7,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Loan interest expense (Note 7)	3,937
Legal fees and expenses	3,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	5,577

Total expenses	5,198,521
Less: shareholder servicing fee waiver	(41,335)

Net expenses	5,157,186

NET INVESTMENT INCOME	978,218

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	28,660,210
Net change in unrealized appreciation (depreciation) on investments	(150,714,736)

NET LOSS ON INVESTMENTS	(122,054,526)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(121,076,308)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$978,218	$1,124,623
Net realized gain (loss) on investment transactions	28,660,210	(43,584,788)
Net change in unrealized appreciation (depreciation) on investments	(150,714,736)	170,375,313

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(121,076,308)	127,915,148

DISTRIBUTIONS	(1,124,324)	—

FUND SHARE TRANSACTIONS:
Fund share sold [49,627,198 and 3,545,851 shares, respectively]	1,200,778,222	74,679,009
Fund share issued in reinvestment of distributions [47,762 and 0 shares, respectively]	1,124,324	—
Fund share repurchased [6,093,330 and 2,127,598 shares, respectively]	(144,836,465)	(38,781,601)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,057,066,081	35,897,408

TOTAL INCREASE IN NET ASSETS	934,865,449	163,812,556
NET ASSETS:
Beginning of period	424,322,595	260,510,039

End of period	$1,359,188,044	$424,322,595

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS	Shares	Value (Note 2)
Advertising — 1.1%
Lamar Advertising Co. (Class A Stock)*(a)	182,491	$4,474,679

Aerospace/Defense — 1.3%
Alliant Techsystems, Inc.*	89,024	5,524,829

Apparel — 2.2%
Polo Ralph Lauren Corp.	129,100	9,419,136

Apparel/Shoes — 1.5%
Phillips-Van Heusen Corp.	139,500	6,454,665

Beverages — 2.1%
Hansen Natural Corp.*	227,851	8,911,253

Biotechnology — 2.6%
Biogen Idec, Inc.*(a)	155,600	7,383,220
Talecris Biotherapeutics Holdings Corp.*(a)	171,400	3,616,540

		10,999,760

Chemicals — 2.4%
Ecolab, Inc.	225,500	10,127,205

Commercial Services — 6.1%
Genpact Ltd. (Bermuda)*	199,300	3,095,129
Iron Mountain, Inc.(a)	413,785	9,293,611
Quanta Services, Inc.*(a)	210,000	4,336,500
Verisk Analytics, Inc. (Class A Stock)*	119,100	3,561,090
Western Union Co. (The)	356,600	5,316,906

		25,603,236

Computers — 1.2%
NetApp, Inc.*	138,300	5,159,973

Consumer Products & Services — 5.1%
Avon Products, Inc.	310,900	8,238,850
Fortune Brands, Inc.	130,900	5,128,662
Newell Rubbermaid, Inc.(a)	544,512	7,971,656

		21,339,168

Diversified Financial Services — 5.9%
IntercontinentalExchange, Inc.*	69,441	7,848,916
Lazard Ltd. (Class A Stock) (Bermuda)	175,355	4,683,732
SLM Corp.*	616,700	6,407,513
TD Ameritrade Holding Corp.*(a)	379,500	5,806,350

		24,746,511

Drugs & Medicine — 1.5%
Amylin Pharmaceuticals, Inc.*(a)	343,468	6,457,198

Electronic Components — 3.4%
Amphenol Corp. (Class A Stock)	197,262	7,748,451
Energizer Holdings, Inc.*	132,300	6,652,044

		14,400,495

Electronics — 1.5%
FLIR Systems, Inc.*	213,600	6,213,624

COMMON STOCKS (continued)	Shares	Value (Note 2)
Entertainment & Leisure — 0.5%
NetFlix, Inc.*(a)	20,196	$2,194,295

Financial – Bank & Trust — 2.1%
Northern Trust Corp.	192,700	8,999,090

Financial Service — 2.6%
Global Payments, Inc.(a)	293,721	10,732,565

Hand/Machine Tools — 1.3%
Kennametal, Inc.(a)	218,170	5,548,063

Healthcare Products — 3.3%
CareFusion Corp.*	133,118	3,021,779
St. Jude Medical, Inc.*	296,100	10,686,249

		13,708,028

Healthcare Services — 1.2%
Charles River Laboratories International, Inc.*(a)	142,984	4,891,483

Industrial Products — 1.1%
Roper Industries, Inc.	82,800	4,633,488

Internet Services — 2.2%
Equinix, Inc.*(a)	112,678	9,151,707

Manufacturing — 0.9%
Rockwell Automation, Inc.	77,621	3,810,415

Medical Products — 3.5%
C.R. Bard, Inc.	99,526	7,716,251
Henry Schein, Inc.*	128,557	7,057,779

		14,774,030

Oil & Gas — 7.4%
Core Laboratories NV (Netherlands)(a)	46,426	6,852,942
Dril-Quip, Inc.*	121,588	5,352,304
Petrohawk Energy Corp.*	315,700	5,357,429
Southwestern Energy Co.*	180,500	6,974,520
Whiting Petroleum Corp.*	81,346	6,379,153

		30,916,348

Oil Well Services & Equipment — 2.2%
Cameron International Corp.*	285,800	9,294,216

Paper & Forest Products — 1.2%
Schweitzer-Mauduit International, Inc.	101,479	5,119,616

Real Estate — 2.0%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	615,010	8,370,286

Retail — 9.8%
Advance Auto Parts, Inc.(a)	100,600	5,048,108
Bed Bath & Beyond, Inc.*	244,439	9,063,798
Dick’s Sporting Goods, Inc.*	161,175	4,011,646
GameStop Corp. (Class A Stock)*(a)	437,400	8,218,746
PetSmart, Inc.(a)	228,580	6,896,259
Staples, Inc.	420,000	8,001,000

		41,239,557

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Savings & Loan — 1.8%
People’s United Financial, Inc.	543,382	$7,335,657

Semiconductors — 5.7%
Altera Corp.(a)	216,914	5,381,636
Broadcom Corp. (Class A Stock)	155,800	5,136,726
FormFactor, Inc.*(a)	384,445	4,152,006
Linear Technology Corp.(a)	151,107	4,202,286
Xilinx, Inc.(a)	206,700	5,221,242

		24,093,896

Software — 3.4%
Citrix Systems, Inc.*	122,100	5,156,283
Emdeon, Inc. (Class A Stock)*	275,337	3,449,973
Salesforce.com, Inc.*(a)	67,000	5,749,940

		14,356,196

Technology Services — 1.2%
Cognizant Technology Solutions Corp. (Class A Stock)*	97,291	4,870,388

Telecommunications — 5.5%
American Tower Corp. (Class A Stock)*	219,918	9,786,351
Crown Castle International Corp.*	156,075	5,815,354
tw telecom, Inc.*	453,298	7,561,011

		23,162,716

Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	84,300	4,692,138

TOTAL LONG-TERM INVESTMENTS (cost $420,058,496)		411,725,910

SHORT-TERM INVESTMENT — 27.6%
	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $115,997,298; includes $93,182,592 of cash collateral for securities on loan)(b)(w)(Note 4)	115,997,298	$115,997,298

TOTAL INVESTMENTS — 125.5% (cost $536,055,794)		527,723,208
Liabilities in excess of other assets — (25.5)%		(107,185,941)

NET ASSETS — 100.0%		$420,537,267

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $90,390,997; cash collateral of $93,182,592 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$411,725,910	$—	$—
Affiliated Money Market Mutual Fund	115,997,298	—	—

Total	$527,723,208	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (22.2% represents investments purchased with collateral from securities on loan)	27.6%
Retail	9.8
Oil & Gas	7.4
Commercial Services	6.1
Diversified Financial Services	5.9
Semiconductors	5.7
Telecommunications	5.5
Consumer Products & Services	5.1
Medical Products	3.5
Electronic Components	3.4
Software	3.4
Healthcare Products	3.3
Biotechnology	2.6
Financial Services	2.6
Chemicals	2.4
Apparel	2.2
Oil Well Services & Equipment	2.2
Internet Services	2.2

Financial – Bank & Trust	2.1%
Beverages	2.1
Real Estate	2.0
Savings & Loan	1.8
Drugs & Medicine	1.5
Apparel/Shoes	1.5
Electronics	1.5
Hand/Machine Tools	1.3
Aerospace/Defense	1.3
Computers	1.2
Paper & Forest Products	1.2
Healthcare Services	1.2
Technology Services	1.2
Transportation	1.1
Industrial Products	1.1
Advertising	1.1
Manufacturing	0.9
Entertainment & Leisure	0.5

125.5
Liabilities in excess of other assets	(25.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $90,390,997:
Unaffiliated investments (cost $420,058,496)	$411,725,910
Affiliated investments (cost $115,997,298)	115,997,298
Receivable for fund share sold	532,525
Receivable for investments sold	307,762
Dividends receivable	223,835
Prepaid expenses	2,142

Total Assets	528,789,472

LIABILITIES:
Payable to broker for collateral for securities on loan	93,182,592
Payable for fund share repurchased	8,607,267
Payable for investments purchased	5,860,014
Payable to custodian	432,161
Advisory fees payable	141,458
Accrued expenses and other liabilities	25,633
Shareholder servicing fees payable	2,538
Affiliated transfer agent fee payable	542

Total Liabilities	108,252,205

NET ASSETS	$420,537,267

Net assets were comprised of:
Paid-in capital	$430,054,614
Retained earnings	(9,517,347)

Net assets, June 30, 2010	$420,537,267

Net asset value and redemption price per share, $420,537,267 / 97,236,404 outstanding shares of beneficial interest	$4.32

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $2,145 foreign withholding tax)	$1,399,463
Affiliated income from securities lending, net	60,130
Affiliated dividend income	14,778

1,474,371

EXPENSES
Advisory fees	2,308,562
Shareholder servicing fees and expenses	230,856
Custodian and accounting fees	44,000
Audit fee	9,000
Trustees’ fees	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	2,500
Insurance expenses	2,000
Loan interest expense (Note 7)	1,191
Miscellaneous	3,850

Total expenses	2,619,959

NET INVESTMENT LOSS	(1,145,588)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	31,806,337
Net change in unrealized appreciation (depreciation) on investments	(55,972,196)

NET LOSS ON INVESTMENTS	(24,165,859)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,311,447)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss	$(1,145,588)	$(942,439)
Net realized gain (loss) on investment transactions	31,806,337	(10,662,772)
Net change in unrealized appreciation (depreciation) on investments	(55,972,196)	97,234,901

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,311,447)	85,629,690

FUND SHARE TRANSACTIONS:
Fund share sold [22,240,619 and 68,445,181 shares, respectively]	103,498,350	274,593,376
Fund share repurchased [21,774,305 and 8,992,058 shares, respectively]	(97,427,231)	(28,185,214)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	6,071,119	246,408,162

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,240,328)	332,037,852
NET ASSETS:
Beginning of period	439,777,595	107,739,743

End of period	$420,537,267	$439,777,595

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace — 1.2%
AAR Corp.*	52,908	$885,680
Kaman Corp. (Class A Stock)	32,269	713,790
TransDigm Group, Inc.*(a)	8,529	435,235

		2,034,705

Airlines — 1.5%
AirTran Holdings, Inc.*(a)	369,631	1,792,710
JetBlue Airways Corp.*(a)	137,503	754,892

		2,547,602

Auto Repair — 0.4%
Monro Muffler Brake, Inc.	16,151	638,449

Automotive Parts — 1.0%
Tenneco, Inc.*	31,366	660,568
TRW Automotive Holdings Corp.*(a)	35,085	967,293

		1,627,861

Banking — 1.0%
Home BancShares, Inc.	25,224	575,360
Lakeland Financial Corp.	17,025	340,160
Sandy Spring Bancorp, Inc.(a)	19,244	269,608
Webster Financial Corp.	32,660	585,920

		1,771,048

Basic Materials – Chemical — 0.9%
Minerals Technologies, Inc.	31,269	1,486,528

Basic Materials – Forest — 0.4%
Universal Forest Products, Inc.	23,389	708,921

Basic Materials – Mining — 1.0%
Commercial Metals Co.	109,343	1,445,514
Schnitzer Steel Industries, Inc. (Class A Stock)	6,105	239,316

		1,684,830

Chemicals — 2.2%
Fuller (H.B.) Co.	68,056	1,292,383
PolyOne Corp.*	167,315	1,408,792
Rockwood Holdings, Inc.*	10,284	233,344
Solutia, Inc.*	61,816	809,790

		3,744,309

Clothing & Apparel — 0.9%
G-III Apparel Group Ltd.*	31,313	716,755
Iconix Brand Group, Inc.*	51,214	735,945

		1,452,700

Commercial Services — 1.5%
Aegean Marine Petroleum Network, Inc. (Marshall Islands)(a)	72,081	1,440,178
PHH Corp.*	13,303	253,289
Team Health Holdings, Inc.*(a)	62,365	805,756

		2,499,223

Computer Services & Software — 2.0%
Avid Technology, Inc.*(a)	63,387	806,917
Mentor Graphics Corp.*	104,227	922,409
Monotype Imaging Holdings, Inc.*	46,137	415,694

COMMON STOCKS (continued)	Shares	Value (Note 2)
Computer Services & Software (continued)
NetScout Systems, Inc.*(a)	52,389	$744,972
Parametric Technology Corp.*	28,729	450,183

		3,340,175

Construction — 0.6%
Meritage Homes Corp.*	43,146	702,417
Ryland Group, Inc.	17,746	280,742

		983,159

Consumer Cyclicals – Construction — 0.7%
Comfort Systems USA, Inc.	121,359	1,172,328

Consumer Cyclicals – Retail Apparel — 0.6%
Aaron’s, Inc.	29,976	511,690
Big Lots, Inc.*	14,933	479,200

		990,890

Consumer Products & Services — 0.3%
Central Garden & Pet Co.*	45,825	435,796

Consumer Staples – Home Products — 0.2%
Elizabeth Arden, Inc.*	23,099	335,397

Distribution/Wholesale — 0.5%
Beacon Roofing Supply, Inc.*	42,991	774,698

Diversified Financial Services — 1.1%
BGC Partners, Inc. (Class A Stock)	45,905	234,574
MF Global Holdings Ltd.*(a)	72,673	414,963
Ocwen Financial Corp.*(a)	51,437	524,143
Piper Jaffray Cos.*(a)	19,750	636,345

		1,810,025

Electrical Utilities — 1.2%
Cleco Corp.	60,251	1,591,229
Great Plains Energy, Inc.	12,954	220,477
NorthWestern Corp.	10,458	274,000

		2,085,706

Electronic Components & Equipment — 2.9%
Checkpoint Systems, Inc.*	36,508	633,779
Convergys Corp.*(a)	65,458	642,143
Electronics for Imaging, Inc.*	104,824	1,022,034
Empire District Electric Co. (The)	9,782	183,608
EnerSys*	47,602	1,017,255
Littelfuse, Inc.*	13,395	423,416
Watts Water Technologies, Inc. (Class A Stock)	33,920	972,147

		4,894,382

Engineering & Construction — 0.5%
Michael Baker Corp.*	11,694	408,121
MYR Group, Inc.*	22,222	370,885

		779,006

Entertainment & Leisure — 0.6%
Polaris Industries, Inc.(a)	6,942	379,172
WMS Industries, Inc.*	17,066	669,841

		1,049,013

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Equipment Services — 1.4%
RSC Holdings, Inc.*	100,500	$620,085
Watsco, Inc.(a)	29,035	1,681,707

		2,301,792

Exchange Traded Fund — 4.2%
iShares Russell 2000 Value Index Fund(a)	124,861	7,122,071

Financial – Bank & Trust — 10.7%
Bank of the Ozarks, Inc.	30,418	1,078,926
Berkshire Hills Bancorp, Inc.	6,445	125,549
Boston Private Financial Holdings, Inc.(a)	48,151	309,611
Bridge Capital Holdings*(a)	9,779	88,989
Brookline Bancorp, Inc.	63,459	563,516
Capital City Bank Group, Inc.	5,924	73,339
CoBiz Financial, Inc.	39,557	260,681
East West Bancorp, Inc.	53,142	810,415
First Financial Holdings, Inc.	22,524	257,900
First Midwest Bancorp, Inc.	60,148	731,400
FirstMerit Corp.	55,908	957,704
FNB Corp.	58,446	469,321
Glacier Bancorp, Inc.	105,902	1,553,582
Hancock Holding Co.	30,424	1,014,945
Heritage Financial Corp.*	15,211	227,709
IBERIABANK Corp.	16,794	864,555
KBW, Inc.*	21,569	462,439
MB Financial, Inc.	41,692	766,716
NewAlliance Bancshares, Inc.	50,188	562,607
Northwest Bancshares, Inc.	37,255	427,315
PacWest Bancorp(a)	11,422	209,137
Prosperity Bancshares, Inc.	41,566	1,444,418
SCBT Financial Corp.	24,775	872,575
Sierra Bancorp	9,492	109,158
Signature Bank*	46,303	1,759,977
Simmons First National Corp. (Class A Stock)	12,900	338,754
Southcoast Financial Corp.*	15,081	39,211
Summit State Bank	9,783	62,318
Texas Capital Bancshares, Inc.*	30,587	501,627
Trico Bancshares(a)	22,050	373,307
UMB Financial Corp.	18,227	648,152
United Community Banks, Inc.*	19,491	76,989

		18,042,842

Financial – Brokerage — 0.4%
Knight Capital Group, Inc. (Class A Stock)*	48,738	672,097

Financial Services — 3.3%
Apollo Investment Corp.	66,992	625,035
CVB Financial Corp.	32,774	311,353
Dime Community Bancshares	23,515	289,940
E*trade Financial Corp.*	37,422	442,328
First Cash Financial Services, Inc.*	22,307	486,293
First Financial Bankshares, Inc.(a)	28,762	1,383,165
Flushing Financial Corp.	7,702	94,195
Golub Capital BDC, Inc.	24,171	348,546
PennantPark Investment Corp.	53,500	510,925

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial Services (continued)
Pinnacle Financial Partners, Inc.*(a)	44,358	$570,000
PrivateBancorp, Inc.	23,250	257,610
WSFS Financial Corp.	7,570	271,990

		5,591,380

Food — 1.4%
Hain Celestial Group, Inc. (The)*(a)	40,052	807,849
Lance, Inc.	34,034	561,221
TreeHouse Foods, Inc.*(a)	21,728	992,100

		2,361,170

Hand/Machine Tools — 0.6%
Regal-Beloit Corp.(a)	19,552	1,090,611

Healthcare Services — 3.6%
Amedisys, Inc.*(a)	39,933	1,755,854
Hill-Rom Holdings, Inc.(a)	21,127	642,894
LHC Group, Inc.*	10,664	295,926
Lincare Holdings, Inc.*(a)	53,720	1,746,437
Omega Healthcare Investors, Inc.(a)	86,262	1,719,202

		6,160,313

Hotels & Motels — 1.0%
Ameristar Casinos, Inc.	40,291	606,783
Gaylord Entertainment Co.*(a)	47,937	1,058,928

		1,665,711

Industrial Products — 0.4%
Olympic Steel, Inc.	32,873	755,093

Industrials – Components — 1.2%
Actuant Corp. (Class A Stock)(a)	70,322	1,324,163
Applied Industrial Technologies, Inc.	29,884	756,663

		2,080,826

Industrials – Electrical Equipment — 0.8%
Anixter International, Inc.*	31,992	1,362,859

Industrials – Machinery — 1.0%
MTS Systems Corp.	26,767	776,243
Tennant Co.	25,323	856,424

		1,632,667

Insurance — 0.7%
Alterra Capital Holdings Ltd. (Bermuda)	56,179	1,055,042
Enstar Group Ltd. (Bermuda)*	1,110	73,748

		1,128,790

Insurance – Life Insurance — 1.5%
American Equity Investment Life Holding Co.	168,496	1,738,879
Symetra Financial Corp.	64,639	775,668

		2,514,547

Insurance – Property Insurance — 4.4%
Aspen Insurance Holdings Ltd. (Bermuda)	21,938	542,746
Donegal Group, Inc.	23,496	288,766

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance – Property Insurance (cont’d.)
Meadowbrook Insurance Group, Inc.	226,458	$1,954,332
MGIC Investment Corp.*(a)	105,725	728,445
PMI Group, Inc. (The)*(a)	123,931	358,161
ProAssurance Corp.*	25,106	1,425,017
RLI Corp.	17,069	896,293
Tower Group, Inc.	59,392	1,278,710

		7,472,470

Investment Companies — 0.6%
Ares Capital Corp.	56,894	712,882
Solar Capital Ltd.	19,486	375,300

		1,088,182

IT Services — 0.6%
ADC Telecommunications, Inc.*(a)	130,816	969,347

Machinery — 1.0%
Altra Holdings, Inc.*	22,170	288,653
Graco, Inc.	22,619	637,630
Robbins & Myers, Inc.	36,628	796,293

		1,722,576

Media
E.W. Scripps Co.*	10,610	78,832

Medical Supplies & Equipment — 0.8%
American Medical Systems Holdings, Inc.*(a)	55,232	1,221,732

Cardiac Science Corp.*	118,215	115,851

		1,337,583

Metal Fabricate/Hardware — 0.3%
Mueller Water Products, Inc. (Class A Stock)	131,587	488,188

Metals & Mining — 1.5%
Kaiser Aluminum Corp.	47,594	1,650,084
Mueller Industries, Inc.	33,221	817,237

		2,467,321

Miscellaneous Manufacturing — 0.7%
AZZ, Inc.	11,833	435,099
Carlisle Cos., Inc.	20,119	726,900

		1,161,999

Oil & Gas — 6.1%
Atlas Energy, Inc.*(a)	59,051	1,598,511
Brigham Exploration Co.*	54,917	844,623
Key Energy Services, Inc.*(a)	118,554	1,088,326
Laclede Group, Inc. (The)	6,732	223,031
Resolute Energy Corp.*(a)	105,307	1,288,958
Rex Energy Corp.*	74,395	751,389
Rosetta Resources, Inc.*	81,207	1,608,711
Superior Well Services, Inc.*(a)	85,351	1,427,069
T-3 Energy Services, Inc.*	37,791	1,054,369
World Fuel Services Corp.(a)	17,710	459,397

		10,344,384

COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper — 0.2%
Cellu Tissue Holdings, Inc.*(a)	37,015	$287,607

Pharmaceuticals — 0.7%
Herbalife Ltd.	11,391	524,556
West Pharmaceutical Services, Inc.	20,248	738,849

		1,263,405

Real Estate — 0.5%
Retail Opportunity Investments Corp.	79,768	769,761

Real Estate Investment Trust – Apartment — 1.4%
American Campus Communities, Inc.	85,424	2,331,221

Real Estate Investment Trust – Hotels — 0.2%
Pebblebrook Hotel Trust*	14,683	276,775

Real Estate Investment Trust – Mortgage — 1.3%
MFA Financial, Inc.	293,715	2,173,491

Real Estate Investment Trust – Office Industrial — 0.7%
Parkway Properties, Inc.	86,102	1,254,506

Real Estate Investment Trust – Other REITs — 3.6%
BioMed Realty Trust, Inc.(a)	112,339	1,807,534
Cogdell Spencer, Inc.	75,634	511,286
Cypress Sharpridge Investments, Inc.(a)	116,142	1,470,358
DuPont Fabros Technology, Inc., REIT	21,581	530,029
Entertainment Properties Trust(a)	45,269	1,723,391

		6,042,598

Real Estate Investment Trust – Retail — 1.7%
Acadia Realty Trust	59,588	1,002,270
National Retail Properties, Inc.(a)	87,156	1,868,625

		2,870,895

Real Estate Investment Trusts — 2.6%
Capstead Mortgage Corp.	46,122	510,109
Developers Diversified Realty Corp.(a)	44,524	440,788
Education Realty Trust, Inc.	83,050	500,792
Hatteras Financial Corp.	26,276	730,998
Medical Properties Trust, Inc.	112,504	1,062,038
PS Business Parks, Inc.	20,449	1,140,645

		4,385,370

Restaurants — 0.6%
DineEquity, Inc.*(a)	14,318	399,759
P.F. Chang’s China Bistro, Inc.	14,011	555,536

		955,295

Retail & Merchandising — 5.4%
Brinker International, Inc.	34,422	497,742
Casey’s General Stores, Inc.	4,728	165,007
Children’s Place Retail Stores, Inc. (The)*	14,569	641,327
EZCORP, Inc. (Class A Stock)*	18,905	350,688

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail & Merchandising (cont’d.)
Finish Line, Inc. (The) (Class A Stock)	69,390	$966,603
Fossil, Inc.*	30,355	1,053,319
Hibbett Sports, Inc.*	13,010	311,720
HSN, Inc.*	53,274	1,278,576
Jo-Ann Stores, Inc.*	32,661	1,225,114
Jos. A. Bank Clothiers, Inc.*(a)	20,608	1,112,626
Pantry, Inc. (The)*	27,704	390,903
Rue21, Inc.*(a)	11,059	335,530
Talbots, Inc.*(a)	76,240	786,034

		9,115,189

Semiconductors — 2.4%
ATMI, Inc.*(a)	28,929	423,520
Entegris, Inc.*	162,263	644,184
Fairchild Semiconductor International, Inc.*(a)	84,180	707,954
Micrel, Inc.(a)	40,815	415,497
MKS Instruments, Inc.*	49,040	918,029
Semtech Corp.*(a)	54,730	895,930

		4,005,114

Services – Environmental — 0.6%
Waste Connections, Inc.*	30,525	1,065,017

Services – Industrial Services — 0.6%
G & K Services, Inc. (Class A Stock)	35,955	742,471
On Assignment, Inc.*	54,957	276,433

		1,018,904

Software — 0.5%
SYNNEX Corp.*	34,620	886,964

Telecommunications — 1.5%
Knology, Inc.*(a)	60,324	659,341
Plantronics, Inc.	17,789	508,765
Polycom, Inc.*	21,486	640,068
Premiere Global Services, Inc.*	119,390	756,933

		2,565,107

Transportation — 0.3%
Golar LNG Ltd. (Bermuda)(a)	39,499	389,855
Scorpio Tankers, Inc. (Marshall Islands)*	13,858	158,674

		548,529

COMMON STOCKS (continued)	Shares	Value (Note 2)
Utilities – Electrical Utilities — 2.8%
CH Energy Group, Inc.	1,828	$71,731
El Paso Electric Co.*	145,100	2,807,685
MGE Energy, Inc.	10,011	360,796
UniSource Energy Corp.	14,823	447,358
Westar Energy, Inc.(a)	48,877	1,056,232

		4,743,802

Utilities – Gas Utilities — 1.0%
South Jersey Industries, Inc.	9,092	390,592
Southwest Gas Corp.	41,600	1,227,200

		1,617,792

TOTAL LONG-TERM INVESTMENTS (cost $170,469,834)		168,637,744

SHORT-TERM INVESTMENT — 30.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $51,810,905; includes $43,581,980 of cash collateral for securities on loan)(b)(w)(Note 4)	51,810,905	51,810,905

TOTAL INVESTMENTS — 130.7% (cost $222,280,739)		220,448,649
Liabilities in excess of other assets — (30.7)%		(51,721,379)

NET ASSETS — 100.0%		$168,727,270

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $41,929,165; cash collateral of $43,581,980 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$168,637,744	$—	$—
Affiliated Money Market Mutual Fund	51,810,905	—	—

Total	$220,448,649	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (25.8% represents investments purchased with collateral from securities on loan)	30.7%
Financial – Bank & Trust	10.7
Oil & Gas	6.1
Retail & Merchandising	5.4
Insurance – Property Insurance	4.4
Exchange Traded Funds	4.2
Healthcare Services	3.6
Real Estate Investment Trust – Other REITs	3.6
Financial Services	3.3
Electronic Components & Equipment	2.9
Utilities – Electrical Utilities	2.8
Real Estate Investment Trusts	2.6
Semiconductors	2.4
Chemicals	2.2
Computer Services & Software	2.0
Real Estate Investment Trust – Retail	1.7
Telecommunications	1.5
Airlines	1.5
Insurance – Life Insurance	1.5
Commercial Services	1.5
Metals & Mining	1.5
Food	1.4
Real Estate Investment Trust – Apartment	1.4
Equipment Services	1.4
Real Estate Investment Trust – Mortgage	1.3
Electrical Utilities	1.2
Industrials – Components	1.2
Aerospace	1.2
Diversified Financial Services	1.1
Banking	1.0
Machinery	1.0
Basic Materials – Mining	1.0
Hotels & Motels	1.0
Industrials – Machinery	1.0

Automotive Parts	1.0%
Utilities – Gas Utilities	1.0
Basic Materials – Chemical	0.9
Clothing & Apparel	0.9
Industrials – Electrical Equipment	0.8
Medical Supplies & Equipment	0.8
Pharmaceuticals	0.7
Real Estate Investment Trust – Office Industrial	0.7
Consumer Cyclicals – Construction	0.7
Miscellaneous Manufacturing	0.7
Insurance	0.7
Hand/Machine Tools	0.6
Investment Companies	0.6
Services – Environmental	0.6
Entertainment & Leisure	0.6
Services – Industrial Services	0.6
Consumer Cyclicals – Retail Apparel	0.6
Construction	0.6
IT Services	0.6
Restaurants	0.6
Software	0.5
Engineering & Construction	0.5
Distribution/Wholesale	0.5
Real Estate	0.5
Industrial Products	0.4
Basic Materials – Forest	0.4
Financial – Brokerage	0.4
Auto Repair	0.4
Transportation	0.3
Metal Fabricate/Hardware	0.3
Consumer Products & Services	0.3
Consumer Staples – Home Products	0.2
Paper	0.2
Real Estate Investment Trust – Hotels	0.2

130.7
Liabilities in excess of other assets	(30.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $41,929,165:
Unaffiliated investments (cost $170,469,834)	$168,637,744
Affiliated investments (cost $51,810,905)	51,810,905
Receivable for investments sold	487,085
Dividends receivable	328,501
Prepaid expenses	135

Total Assets	221,264,370

LIABILITIES:
Payable to broker for collateral for securities on loan	43,581,980
Payable for fund share repurchased	3,940,318
Payable for investments purchased	3,165,661
Payable to custodian	1,734,733
Advisory fees payable	83,982
Accrued expenses and other liabilities	28,915
Shareholder servicing fees payable	969
Affiliated transfer agent fee payable	542

Total Liabilities	52,537,100

NET ASSETS	$168,727,270

Net assets were comprised of:
Paid-in capital	$189,379,510
Retained earnings	(20,652,240)

Net assets, June 30, 2010	$168,727,270

Net asset value and redemption price per share, $168,727,270 / 20,501,100 outstanding shares of beneficial interest	$8.23

STATEMENT OF OPERATIONS

Unaudited

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income	$1,374,597
Affiliated income from securities lending, net	146,259
Affiliated dividend income	6,932

1,527,788

EXPENSES
Advisory fees	818,473
Shareholder servicing fees and expenses	86,155
Custodian and accounting fees	37,000
Audit fee	9,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	4,000
Legal fees and expenses	3,000
Insurance expenses	1,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	2,019

Total expenses	971,647

NET INVESTMENT INCOME	556,141

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	8,378,516
Net change in unrealized appreciation (depreciation) on investments	(12,750,363)

NET LOSS ON INVESTMENTS	(4,371,847)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,815,706)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$556,141	$928,862
Net realized gain (loss) on investment transactions	8,378,516	(11,726,285)
Net change in unrealized appreciation (depreciation) on investments	(12,750,363)	36,113,923

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,815,706)	25,316,500

DISTRIBUTIONS	(930,251)	(1,274,573)

FUND SHARE TRANSACTIONS:
Fund share sold [7,075,699 and 7,065,339 shares, respectively]	63,465,627	50,114,292
Fund share issued in reinvestment of distributions [106,436 and 189,951 shares, respectively]	930,251	1,274,573
Fund share repurchased [3,949,442 and 2,897,783 shares, respectively]	(33,839,224)	(17,948,643)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	30,556,654	33,440,222

TOTAL INCREASE IN NET ASSETS	25,810,697	57,482,149
NET ASSETS:
Beginning of period	142,916,573	85,434,424

End of period	$168,727,270	$142,916,573

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 104.1%
	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS — 94.6%
AST Federated Aggressive Growth Portfolio	1,170,182	$8,109,359
AST Goldman Sachs Concentrated Growth Portfolio	1,772,827	39,711,333
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,307,278	5,647,440
AST International Growth Portfolio	4,476,522	40,422,992
AST International Value Portfolio	2,673,871	33,931,424
AST Jennison Large-Cap Growth Portfolio	2,547,914	24,765,724
AST Jennison Large-Cap Value Portfolio	2,916,934	28,615,125
AST Large-Cap Value Portfolio	10,414,739	114,249,690
AST Marsico Capital Growth Portfolio	2,406,483	35,832,529
AST MFS Growth Portfolio	5,767,835	44,989,111
AST Mid-Cap Value Portfolio	625,035	6,000,337
AST Money Market Portfolio	22,030,402	22,030,402
AST Neuberger Berman Mid-Cap Growth Portfolio*	350,600	5,812,950
AST PIMCO Total Return Bond Portfolio	10,626,066	126,662,707
AST Small-Cap Growth Portfolio	550,422	8,256,326
AST Small-Cap Value Portfolio	1,208,430	12,821,447
AST T. Rowe Price Large-Cap Growth Portfolio*	2,300,132	22,288,274
AST Value Portfolio	5,175,459	36,435,234
AST Western Asset Core Plus Bond Portfolio	5,293,629	54,471,443

TOTAL AFFILIATED MUTUAL FUNDS (cost $698,087,071)(w)		671,053,847

COMMON STOCKS — 9.5%
	Shares	Value (Note 2)
Exchange Traded Funds
Consumer Discretionary Select Sector SPDR Fund	172,515	$5,025,362
Industrial Select Sector SPDR Fund	460,691	12,645,968
iShares Barclays Aggregate Bond Fund	52,752	5,657,652
iShares COMEX Gold Trust*	330,320	4,019,994
iShares MSCI Emerging Markets Index Fund	506,599	18,906,275
PowerShares QQQ Nasdaq 100	502,499	21,461,732

TOTAL COMMON STOCKS (cost $70,126,145)		67,716,983

TOTAL INVESTMENTS — 104.1% (cost $768,213,216)		738,770,830
Liabilities in excess of other assets — (4.1)%		(29,392,853)

NET ASSETS — 100.0%		$709,377,977

The following abbreviations are used in the Portfolio descriptions:

COMEX	Commodity Exchange
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipts
*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$67,716,983	$—	$—
Affiliated Mutual Funds	671,053,847	—	—

Total	$738,770,830	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Investment Type
Large/Mid-Cap Value	32.4%
Large/Mid-Cap Growth	18.9
Core Bonds	17.9
Exchange Traded Funds	9.5
Global Bonds	7.7
International Growth	5.7
International Value	4.8
Money Market	3.1
Small-Cap Growth	2.3
Small-Cap Value	1.8

104.1
Liabilities in excess of other assets	(4.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Affiliated investments (cost $698,087,071)	$671,053,847
Unaffiliated investments (cost $70,126,145)	67,716,983
Receivable for investments sold	15,238,006
Dividends receivable	45,008
Receivable for fund share sold	3,266
Prepaid expenses	263

Total Assets	754,057,373

LIABILITIES:
Payable for fund share repurchased	38,509,348
Payable to custodian	6,052,847
Advisory fees payable	92,019
Accrued expenses and other liabilities	24,640
Affiliated transfer agent fee payable	542

Total Liabilities	44,679,396

NET ASSETS	$709,377,977

Net assets were comprised of:
Paid-in capital	$710,633,141
Retained earnings	(1,255,164)

Net assets, June 30, 2010	$709,377,977

Net asset value and redemption price per share, $709,377,977 / 83,133,292 outstanding shares of beneficial interest	$8.53

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Affiliated dividend income	$6,092,304
Unaffiliated dividend income	320,017

6,412,321

EXPENSES
Advisory fees	1,023,656
Custodian and accounting fees	45,000
Audit fee	12,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Shareholders’ reports	4,000
Legal fees and expenses	3,000
Loan interest expense (Note 7)	2,543
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	4,246

Total expenses	1,108,445
Less: advisory fee waiver and/or expense reimbursement	(108,623)

Net expenses	999,822

NET INVESTMENT INCOME	5,412,499

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions (including affiliated $23,134,149)	25,244,603
Net capital gain distribution received (including affiliated $2,636,333)	2,636,333

27,880,936

Net change in unrealized appreciation (depreciation) on investments (including affiliated $(66,393,714))	(73,857,940)

NET LOSS ON INVESTMENTS	(45,977,004)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(40,564,505)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$5,412,499	$2,264,497
Net realized gain on investment transactions	27,880,936	7,622,651
Net change in unrealized appreciation (depreciation) on investments	(73,857,940)	48,316,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(40,564,505)	58,203,666

DISTRIBUTIONS	(2,275,077)	(647,722)

FUND SHARE TRANSACTIONS:
Fund share sold [38,200,855 and 57,945,516 shares, respectively]	347,340,342	465,158,622
Fund share issued in reinvestment of distributions [257,071 and 83,041 shares, respectively]	2,275,077	647,722
Fund share repurchased [17,215,888 and 3,837,843 shares, respectively]	(149,431,857)	(25,802,601)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	200,183,562	440,003,743

TOTAL INCREASE IN NET ASSETS	157,343,980	497,559,687
NET ASSETS:
Beginning of period	552,033,997	54,474,310

End of period	$709,377,977	$552,033,997

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 100.1%
	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS — 92.7%
AST Federated Aggressive Growth Portfolio	1,692,655	$11,730,099
AST Goldman Sachs Concentrated Growth Portfolio	1,587,439	35,558,633
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,171,071	5,059,026
AST International Growth Portfolio	6,123,528	55,295,460
AST International Value Portfolio	3,946,571	50,081,985
AST Jennison Large-Cap Growth Portfolio	2,282,100	22,182,014
AST Jennison Large-Cap Value Portfolio	2,945,700	28,897,320
AST Large-Cap Value Portfolio	10,472,693	114,885,444
AST Marsico Capital Growth Portfolio	2,160,672	32,172,402
AST MFS Growth Portfolio	5,182,988	40,427,303
AST Mid-Cap Value Portfolio	624,884	5,998,885
AST Money Market Portfolio	82,961,766	82,961,766
AST Neuberger Berman Mid-Cap Growth Portfolio*	313,951	5,205,313
AST PIMCO Total Return Bond Portfolio	25,385,294	302,592,706
AST Small-Cap Growth Portfolio	792,387	11,885,812
AST Small-Cap Value Portfolio	2,536,012	26,907,085
AST T. Rowe Price Large-Cap Growth Portfolio*	2,063,508	19,995,395
AST Value Portfolio	5,202,004	36,622,108
AST Western Asset Core Plus Bond Portfolio	12,656,675	130,237,187

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,027,487,932)(w)		1,018,695,943

COMMON STOCKS — 7.4%
	Shares	Value (Note 2)
Exchange Traded Funds
Consumer Discretionary Select Sector SPDR Fund	284,084	$8,275,367
Industrial Select Sector SPDR Fund	704,211	19,330,592
iShares Barclays Aggregate Bond Fund	86,868	9,316,593
iShares COMEX Gold Trust*	605,770	7,372,221
iShares MSCI Emerging Markets Index Fund	359,960	13,433,707
PowerShares QQQ Nasdaq 100	551,731	23,564,431

TOTAL COMMON STOCKS (cost $84,050,039)		81,292,911

TOTAL INVESTMENTS — 100.1% (cost $1,111,537,971)		1,099,988,854
Liabilities in excess of other assets — (0.1)%		(859,209)

NET ASSETS — 100.0%		$1,099,129,645

The following abbreviations are used in the Portfolio descriptions:

COMEX	Commodity Exchange
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipts
*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$81,292,911	$—	$—
Affiliated Mutual Funds	1,018,695,943	—	—

Total	$1,099,988,854	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Investment Type
Core Bonds	27.5%
Large/Mid-Cap Value	20.6
Global Bonds	11.9
Large/Mid-Cap Growth	10.4
Money Market	7.6
Exchange Traded Funds	7.4
International Growth	5.0
International Value	4.6
Small-Cap Value	2.4
Small-Cap Growth	2.2
Mid-Cap Value	0.5

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Affiliated investments (cost $1,027,487,932)	$1,018,695,943
Unaffiliated investments (cost $84,050,039)	81,292,911
Receivable for fund share sold	4,126,366
Dividends receivable	49,356
Prepaid expenses	458

Total Assets	1,104,165,034

LIABILITIES:
Payable to custodian	4,372,523
Payable for fund share repurchased	474,268
Advisory fees payable	131,434
Payable for investments purchased	31,461
Accrued expenses and other liabilities	25,161
Affiliated transfer agent fee payable	542

Total Liabilities	5,035,389

NET ASSETS	$1,099,129,645

Net assets were comprised of:
Paid-in capital	$1,071,021,687
Retained earnings	28,107,958

Net assets, June 30, 2010	$1,099,129,645

Net asset value and redemption price per share, $1,099,129,645 / 118,738,001 outstanding shares of beneficial interest	$9.26

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Affiliated dividend income	$10,486,607
Unaffiliated dividend income	357,995

10,844,602

EXPENSES
Advisory fees	1,454,263
Custodian and accounting fees	60,000
Audit fee	12,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	4,000
Shareholders’ reports	4,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense (Note 7)	1,735
Miscellaneous	4,362

Total expenses	1,554,360
Less: advisory fee waiver and/or expense reimbursement	(236,809)

Net expenses	1,317,551

NET INVESTMENT INCOME	9,527,051

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions (including affiliated $20,728,186)	25,589,589
Net capital gain distribution received (including affiliated $5,970,691)	5,970,691

31,560,280

Net change in unrealized appreciation (depreciation) on investments (including affiliated $(59,902,638))	(71,400,890)

NET LOSS ON INVESTMENTS	(39,840,610)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(30,313,559)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$9,527,051	$5,175,197
Net realized gain on investment transactions	31,560,280	11,575,175
Net change in unrealized appreciation (depreciation) on investments	(71,400,890)	63,912,610

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(30,313,559)	80,662,982

DISTRIBUTIONS	(5,185,046)	(751,054)

FUND SHARE TRANSACTIONS:
Fund share sold [39,163,016 and 75,896,405 shares, respectively]	378,292,425	655,053,134
Fund share issued in reinvestment of distributions [547,523 and 88,777 shares, respectively]	5,185,046	751,054
Fund share repurchased [5,619,284 and 4,305,070 shares, respectively]	(52,981,318)	(31,693,644)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	330,496,153	624,110,544

TOTAL INCREASE IN NET ASSETS	294,997,548	704,022,472
NET ASSETS:
Beginning of period	804,132,097	100,109,625

End of period	$1,099,129,645	$804,132,097

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS	Shares	Value (Note 2)
Argentina — 0.3%
MercadoLibre, Inc.*	107,000	$5,622,850

Australia — 0.3%
Wesfarmers Ltd.	237,589	5,678,716

Belgium — 1.8%
Anheuser-Busch InBev NV	620,581	29,838,391
Colruyt SA	24,737	5,819,156

		35,657,547

Bermuda — 0.3%
Credicorp Ltd.(a)	57,868	5,259,623

Brazil — 5.2%
Cyrela Brazil Realty SA	650,900	7,082,369
Gafisa SA	977,800	5,866,800
NET Servicos de Comunicacao SA (PRFC Shares)*	280,100	2,633,406
OGX Petroleo e Gas Participacoes SA*	3,307,800	30,732,302
PDG Realty SA Empreendimentos e Participacoes	2,593,965	21,728,948
Petroleo Brasileiro SA (PRFC Shares)	554,432	8,281,156
Petroleo Brasileiro SA, ADR(a)	85,099	2,920,598
Vale SA, ADR(a)	708,400	17,249,540
Weg SA	875,600	8,115,672

		104,610,791

Canada — 4.2%
Brookfield Asset Management, Inc. (Class A Stock)(a)	548,816	12,414,218
Canadian National Railway Co.	432,538	24,819,030
First Quantum Minerals Ltd.	44,477	2,237,324
Pacific Rubiales Energy Corp.*	505,747	11,335,422
Research In Motion Ltd.*(a)	254,231	12,523,419
Royal Bank of Canada	168,990	8,048,277
Teck Resources Ltd. (Class B Stock)	281,411	8,321,655
Tim Hortons, Inc.	176,945	5,664,634

		85,363,979

Cayman Islands — 1.4%
Baidu, Inc., ADR*	184,629	12,569,542
China Dongxiang Group Co.	7,294,000	4,861,681
Ctrip.com International Ltd., ADR*	321,896	12,090,414

		29,521,637

Chile — 0.7%
Banco Santander Chile SA, ADR(a)	103,914	6,971,590
Lan Airlines SA	363,311	6,793,161

		13,764,751

China — 2.2%
Alibaba.Com Ltd.	2,595,500	5,121,207
Dongfeng Motor Group Co. Ltd. (Class H Stock)	6,000,000	6,959,639
Industrial & Commercial Bank of China Ltd. (Class H Stock)	14,890,000	10,822,869

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (cont’d.)
Ping An Insurance Group Co. of China Ltd. (Class H Stock)(g)	1,499,500	$12,180,791
Tencent Holdings Ltd.	602,300	9,978,454

		45,062,960

Denmark — 2.8%
Coloplast A/S (Class B Stock)	59,065	5,862,747
Novo Nordisk A/S (Class B Stock)	418,196	33,787,203
Novozymes A/S (Class B Stock)	168,854	18,017,573

		57,667,523

Finland — 0.5%
Kone Oyj (Class B Stock)	271,247	10,799,810

France — 6.8%
Accor SA	427,218	19,778,238
AXA SA	1,131,018	17,278,708
BNP Paribas	109,945	5,915,141
Cie Generale d’Optique Essilor International SA	141,904	8,432,644
Cie Generale des Etablissements Michelin (Class B Stock)	189,108	13,175,605
L’Oreal SA	84,448	8,268,332
Pernod-Ricard SA	158,442	12,289,607
Publicis Groupe SA	443,004	17,671,368
Schneider Electric SA	347,294	35,076,776

		137,886,419

Germany — 9.8%
Adidas AG	354,446	17,160,505
BASF SE	913,858	49,933,640
Daimler AG*	700,286	35,424,397
Infineon Technologies AG*	2,266,181	13,138,002
MAN SE	90,882	7,492,512
Metro AG	461,648	23,554,032
SAP AG	339,528	15,097,903
Siemens AG	284,639	25,458,090
ThyssenKrupp AG	477,872	11,776,300

		199,035,381

Hong Kong — 4.5%
ASM Pacific Technology Ltd.	362,400	2,815,382
CNOOC Ltd.	18,788,100	31,933,723
Hang Lung Properties Ltd.	2,896,000	11,077,046
Li & Fung Ltd.	8,560,400	38,299,030
Li Ning Co. Ltd.	2,307,500	7,561,017

		91,686,198

India — 2.9%
HDFC Bank Ltd., ADR	45,991	6,575,333
Hero Honda Motors Ltd.	158,564	6,955,847
ICICI Bank Ltd., ADR(a)	570,057	20,601,860
Infosys Technologies Ltd.	204,395	12,194,849
Reliance Industries Ltd., GDR, 144A	277,300	13,013,911

		59,341,800

Indonesia — 0.5%
Bank Rakyat Indonesia	10,357,600	10,515,642

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Ireland — 0.9%
Covidien PLC(a)	299,300	$12,025,874
Experian PLC	765,648	6,658,305

		18,684,179

Israel — 2.5%
Teva Pharmaceutical Industries Ltd., ADR	976,795	50,783,572

Italy — 0.7%
Saipem SpA	453,432	13,810,764

Japan — 11.8%
Canon, Inc.	902,300	33,628,226
Daikin Industries Ltd.	188,200	5,738,277
FamilyMart Co. Ltd.	470,200	15,527,389
Fanuc Ltd.	141,200	15,944,667
Honda Motor Co. Ltd.	423,400	12,436,462
Keyence Corp.	46,200	10,683,399
Makita Corp.	206,300	5,520,592
Marubeni Corp.	4,708,000	24,135,102
Mizuho Financial Group, Inc.	9,133,000	14,985,526
Nintendo Co. Ltd.	61,300	17,998,245
Nippon Electric Glass Co. Ltd.	680,000	7,789,088
Nitori Co. Ltd.	68,000	5,861,536
Panasonic Corp.	922,300	11,516,626
Softbank Corp.	427,700	11,344,000
Sumco Corp.*	437,600	7,252,820
Terumo Corp.	126,200	6,043,671
Tokyo Electric Power Co., Inc. (The)	525,900	14,306,292
Yahoo! Japan Corp.	46,517	18,540,511

		239,252,429

Luxembourg — 0.9%
Millicom International Cellular SA(a)	232,900	18,881,203

Malaysia — 0.4%
CIMB Group Holdings Bhd	3,388,200	7,295,041

Mexico — 0.9%
America Movil SAB de CV (Class L Stock), ADR	254,078	12,068,705
Wal-Mart de Mexico SAB de CV (Class V Stock)	3,257,700	7,216,635

		19,285,340

Norway — 0.7%
Statoil ASA	705,900	13,599,040

Singapore — 2.1%
CapitaLand Ltd.	7,066,000	18,017,901
CapitaMalls Asia Ltd.	3,214,000	4,805,349
Jardine Cycle & Carriage Ltd.	326,000	6,937,452
Noble Group Ltd.	5,254,545	6,351,090
Wilmar International Ltd.	1,439,000	5,887,745

		41,999,537

South Africa — 1.0%
Aspen Pharmacare Holdings Ltd.*	438,361	4,328,763
Shoprite Holdings Ltd.	446,654	4,801,949
Standard Bank Group Ltd.	786,933	10,435,586

		19,566,298

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea — 0.9%
Hyundai Motor Co.	150,488	$17,608,413

Spain — 4.3%
Banco Bilbao Vizcaya Argentaria SA	1,884,595	19,416,892
Banco Santander SA	1,354,915	14,207,925
Industria de Diseno Textil SA	881,501	50,264,507
Tecnicas Reunidas SA	78,393	3,565,122

		87,454,446

Sweden — 0.7%
Assa Abloy AB (Class B Stock)	275,278	5,502,238
Atlas Copco AB (Class A Stock)	583,748	8,534,791

		14,037,029

Switzerland — 7.6%
ABB Ltd.*	581,536	10,124,892
Compagnie Financiere Richemont SA (Class A Stock)	311,958	10,891,166
Credit Suisse Group AG	531,169	19,970,488
Lonza Group AG	123,013	8,190,131
Nestle SA	524,486	25,290,103
Roche Holding AG	81,828	11,262,946
Sika AG	2,096	3,715,479
Sonova Holding AG	77,609	9,523,990
Swatch Group AG (The)	83,055	23,423,595
Syngenta AG	84,674	19,561,055
Zurich Financial Services AG	54,977	12,117,679

		154,071,524

Taiwan — 2.2%
Hon Hai Precision Industry Co. Ltd.	6,538,270	22,917,764
HTC Corp.	1,017,000	13,505,869
Taiwan Semiconductor Manufacturing Co. Ltd.	4,773,000	8,920,946

		45,344,579

Turkey — 0.4%
Turkiye Garanti Bankasi A/S	1,928,664	8,026,392

United Kingdom — 13.6%
Admiral Group PLC	251,558	5,268,199
Aggreko PLC	267,599	5,617,647
AMEC PLC	532,613	6,525,220
Amlin PLC	787,747	4,533,839
Autonomy Corp. PLC*	642,944	17,525,592
Barclays PLC	4,908,820	19,593,555
Cairn Energy PLC*	1,326,336	8,148,219
Compass Group PLC	3,112,240	23,676,293
HSBC Holdings PLC (XHKG)*	117,200	1,074,529
HSBC Holdings PLC (XLON)	2,565,034	23,433,366
Johnson Matthey PLC	263,881	5,862,631
Kingfisher PLC	2,005,062	6,280,979
NEXT PLC	319,709	9,531,954
Petrofac Ltd.	476,699	8,386,539
Reckitt Benckiser Group PLC	537,204	24,987,667
Rolls-Royce Group PLC*	4,044,710	33,760,305
Rolls-Royce Group PLC (Class C Stock)*	228,768,390	341,802
Rotork PLC	138,532	2,647,188

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Smith & Nephew PLC	872,385	$8,241,892
Standard Chartered PLC	1,538,350	37,459,422
Tesco PLC	2,646,900	14,932,241
Vedanta Resources PLC	275,021	8,640,979

		276,470,058

TOTAL LONG-TERM INVESTMENTS (cost $2,012,462,323)		1,943,645,471

SHORT-TERM INVESTMENT — 8.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $162,119,851; includes $33,162,869 of cash collateral for securities on loan)(b)(w)(Note 4)	162,119,851	162,119,851

TOTAL INVESTMENTS(o) — 103.8% (cost $2,174,582,174)		2,105,765,322
Liabilities in excess of other assets(x) — (3.8)%		(76,675,257)

NET ASSETS — 100.0%		$2,029,090,065

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRFC	Preference Shares
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
JPY	Japanese Yen

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $31,952,741; cash collateral of $33,162,869 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security or securities that have been deemed illiquid.

(o)	As of June 30, 2010, 112 securities representing $1,550,759,966 and 76.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized depreciation on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at June 30, 2010:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Japanese Yen, Expiring 09/15/10	Morgan Stanley	JPY	2,568,677	$29,034,041	$29,093,668	$(59,627)

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$5,622,850	$—	$—
Australia	—	5,678,716	—
Belgium	—	35,657,547	—
Bermuda	5,259,623	—	—
Brazil	104,610,791	—	—
Canada	85,363,979	—	—
Cayman Islands	24,659,956	4,861,681	—
Chile	13,764,751	—	—
China	—	32,882,169	12,180,791
Denmark	—	57,667,523	—
Finland	—	10,799,810	—
France	—	137,886,419	—
Germany	—	199,035,381	—
Hong Kong	—	91,686,198	—
India	40,191,104	19,150,696	—
Indonesia	—	10,515,642	—
Ireland	12,025,874	6,658,305	—
Israel	50,783,572	—	—
Italy	—	13,810,764	—
Japan	12,436,462	226,815,967	—
Luxembourg	18,881,203	—	—
Malaysia	—	7,295,041	—
Mexico	19,285,340	—	—
Norway	—	13,599,040	—
Singapore	—	41,999,537	—
South Africa	—	19,566,298	—
South Korea	—	17,608,413	—
Spain	—	87,454,446	—
Sweden	—	14,037,029	—
Switzerland	—	154,071,524	—
Taiwan	—	45,344,579	—
Turkey	—	8,026,392	—
United Kingdom	—	276,470,058	—
Affiliated Money Market Mutual Fund	162,119,851	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(59,627)	—

Total	$555,005,356	$1,538,519,548	$12,180,791

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Banks	12.3%
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	8.0
Retail & Merchandising	7.5
Oil, Gas & Consumable Fuels	7.3
Foods	4.9
Pharmaceuticals	4.7
Real Estate Operation & Development	4.0
Chemicals	3.9
Electronic Components	3.8
Automobile Manufacturers	3.5
Distribution/Wholesale	3.5
Internet Software & Services	3.2
Metals & Mining	3.0
Insurance	2.6
Healthcare Products	2.2
Computer Services & Software	2.2
Machinery	2.1
Telecommunications	2.1
Beverages	2.1
Aerospace & Defense	1.7
Office Equipment	1.6

Consumer Products & Services	1.6%
Semiconductors	1.4
Computers	1.3
Diversified Manufacturing	1.3
Entertainment & Leisure	1.3
Transportation	1.2
Construction & Engineering	1.1
Hotels, Restaurants & Leisure	1.0
Biotechnology	0.9
Advertising	0.9
Apparel & Textile	0.8
Utilities	0.7
Auto Parts & Equipment	0.6
Commercial Services	0.6
Household Durables	0.6
Medical Products	0.5
Building Materials	0.5
Airlines	0.3
Holding Companies – Diversified	0.3
Agriculture	0.3
Industrial Products	0.3
Media & Entertainment	0.1

103.8
Liabilities in excess of other assets	(3.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	—	$—	Unrealized depreciation on foreign currency forward contracts	$59,627

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$614,564	$614,564
Equity contracts	1,825	—	1,825

Total	$1,825	$614,564	$616,389

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value			Forward Currency Contracts
Foreign exchange contracts			$(59,627)

For the six months ended June 30, 2010, the Portfolio’s average value at settlement date receivable for forward foreign currency exchange sale contracts was $31,020,751.

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $31,952,741:
Unaffiliated investments (cost $2,012,462,323)	$1,943,645,471
Affiliated investments (cost $162,119,851)	162,119,851
Foreign currency, at value (cost $7,792,934)	7,707,191
Receivable for investments sold	21,530,424
Receivable for fund share sold	7,435,188
Tax reclaim receivable	6,549,613
Dividends receivable	3,957,353

Total Assets	2,152,945,091

LIABILITIES:
Payable for investments purchased	44,847,319
Payable to broker for collateral for securities on loan	33,162,869
Payable for fund share repurchased	24,956,700
Payable to custodian	19,926,892
Advisory fees payable	776,794
Accrued expenses and other liabilities	110,893
Unrealized depreciation on foreign currency forward contracts	59,627
Shareholder servicing fees payable	13,390
Affiliated transfer agent fee payable	542

Total Liabilities	123,855,026

NET ASSETS	$2,029,090,065

Net assets were comprised of:
Paid-in capital	$2,538,776,128
Retained earnings	(509,686,063)

Net assets, June 30, 2010	$2,029,090,065

Net asset value and redemption price per share, $2,029,090,065 / 224,615,231 outstanding shares of beneficial interest	$9.03

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $3,144,728 foreign withholding tax)	$28,494,631
Affiliated dividend income	124,343
Affiliated income from securities lending, net	28,354

28,647,328

EXPENSES
Advisory fees	10,580,829
Shareholder servicing fees and expenses	1,058,083
Custodian and accounting fees	362,000
Trustees’ fees	14,000
Audit fee	12,000
Insurance expenses	11,000
Shareholders’ reports	8,000
Commitment fee on syndicated credit agreement	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	5,000
Loan interest expense (Note 7)	655
Miscellaneous	15,536

Total expenses	12,079,103
Less: shareholder servicing fee waiver	(205,850)

Net expenses	11,873,253

NET INVESTMENT INCOME	16,774,075

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	103,236,146
Foreign currency transactions	(6,933,103)

96,303,043

Net change in unrealized appreciation (depreciation) on:
Investments	(353,377,433)
Foreign currencies	(752,371)

(354,129,804)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(257,826,761)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(241,052,686)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$16,774,075	$7,931,100
Net realized gain (loss) on investment and foreign currency transactions	96,303,043	(128,662,536)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(354,129,804)	537,022,664

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(241,052,686)	416,291,228

DISTRIBUTIONS	(7,900,291)	(23,586,421)

FUND SHARE TRANSACTIONS:
Fund share sold [46,727,520 and 106,905,866 shares, respectively]	456,545,344	951,551,648
Fund share issued in reinvestment of distributions [858,727 and 2,711,083 shares, respectively]	7,900,291	23,586,421
Fund share repurchased [34,563,392 and 29,968,344 shares, respectively]	(324,932,639)	(233,169,029)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	139,512,996	741,969,040

TOTAL INCREASE (DECREASE) IN NET ASSETS	(109,439,981)	1,134,673,847
NET ASSETS:
Beginning of period	2,138,530,046	1,003,856,199

End of period	$2,029,090,065	$2,138,530,046

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS — 96.0%	Shares	Value (Note 2)
Australia — 4.7%
AWB Ltd.*	1,041,255	$795,573
Bendigo and Adelaide Bank Ltd.	377,300	2,571,629
BHP Billiton Ltd.	385,553	11,994,396
Challenger Financial Services Group Ltd.	1,250,100	3,645,085
Downer EDI Ltd.	753,700	2,258,168
Emeco Holdings Ltd.	5,270,600	2,528,215
Goodman Fielder Ltd.	3,528,300	3,977,662
Healthscope Ltd.	430,519	1,877,447
Metcash Ltd.	1,667,600	5,861,158
National Australia Bank Ltd.	193,793	3,746,845
OneSteel Ltd.	2,592,700	6,414,763
Pacific Brands Ltd.*	3,053,600	2,243,913
Tabcorp Holdings Ltd.	1,185,500	6,282,879
Tatts Group Ltd.	2,309,300	4,329,965
Telstra Corp. Ltd.	3,269,900	8,912,933

		67,440,631

Austria — 0.1%
Voestalpine AG	35,200	958,665

Belgium — 0.9%
AGFA-Gevaert NV*	434,900	2,488,518
Delhaize Group SA	111,749	8,109,145
Solvay SA	32,800	2,800,887

		13,398,550

Brazil — 2.3%
BM&F BOVESPA SA	1,363,950	8,841,116
Embraer-Empresa Brasileira de Aeronautica SA, ADR	220,930	4,628,484
Natura Cosmeticos SA	413,200	9,156,787
Petroleo Brasileiro SA, ADR	290,645	9,974,936

		32,601,323

Canada — 2.2%
Canadian National Railway Co.	235,530	13,498,366
Canadian Natural Resources Ltd.	324,082	10,755,546
Potash Corp. of Saskatchewan, Inc.	88,870	7,664,149

		31,918,061

China — 3.0%
China Life Insurance Co. Ltd. (Class H Stock)	1,521,000	6,651,682
China Merchants Bank Co. Ltd. (Class H Stock)	5,540,636	13,254,866
Industrial & Commercial Bank of China Ltd. (Class H Stock)	23,061,920	16,762,668
Sinopharm Group Co. (Class H Stock)*	1,680,000	6,121,280

		42,790,496

COMMON STOCKS (continued)	Shares	Value (Note 2)
Denmark — 1.9%
Danske Bank A/S*	90,200	$1,735,666
H. Lundbeck A/S	80,000	1,091,239
Novo Nordisk A/S (Class B Stock)	214,380	17,320,349
Vestas Wind Systems A/S*	159,661	6,644,469

		26,791,723

Finland — 0.5%
Nokia Oyj	414,000	3,374,441
Tieto Oyj	98,000	1,615,532
Wartsila Oyj	57,000	2,591,899

		7,581,872

France — 8.8%
Air Liquide SA	100,951	10,194,716
AXA SA	238,400	3,642,068
BNP Paribas	355,685	19,136,176
Casino Guichard Perrachon SA	77,800	5,903,857
Ciments Francais SA	45,696	3,404,055
Credit Agricole SA	251,700	2,611,430
France Telecom SA	220,200	3,819,360
Lafarge SA	155,658	8,487,690
Lagardere SCA	64,700	2,017,952
LVMH Moet Hennessy Louis Vuitton SA	153,957	16,757,162
Publicis Groupe SA	83,200	3,318,836
Rallye SA	111,495	3,378,452
Renault SA*	91,600	3,395,382
Safran SA	193,900	5,408,904
Sanofi-Aventis SA	219,000	13,189,808
SCOR SE	167,900	3,206,789
SEB SA	57,500	3,717,936
Societe Generale	26,100	1,073,989
Thales SA	76,500	2,469,738
Total SA	102,400	4,571,025
Vivendi SA	297,700	6,049,899

		125,755,224

Germany — 7.3%
Allianz SE	93,100	9,214,441
Aurubis AG	39,658	1,722,983
BASF SE	82,300	4,496,912
Deutsche Bank AG	248,600	13,963,698
E.ON AG	339,900	9,139,323
Fresenius Medical Care AG & Co. KGaA	201,630	10,878,881
Hannover Rueckversicherung AG	28,800	1,234,239
MTU Aero Engines Holding AG	65,900	3,658,455
Muenchener Rueckversicherungs AG	39,700	4,984,857
Rheinmetall AG	60,600	3,461,305
RWE AG	71,500	4,678,677
SAP AG	376,300	16,733,056
ThyssenKrupp AG	120,600	2,971,971
Tognum AG	193,300	3,605,262
Volkswagen AG (PRFC Shares)	134,022	11,760,540
Vossloh AG	24,994	2,022,859

		104,527,459

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Greece
Alpha Bank A.E.*	39,800	$194,520

Guernsey — 0.6%
Amdocs Ltd.*	310,850	8,346,322

Hong Kong — 3.2%
Chaoda Modern Agriculture Holdings Ltd.	4,592,602	4,478,808
CNOOC Ltd.	8,459,881	14,379,075
Hong Kong Exchanges & Clearing Ltd.	774,958	12,086,612
Industrial & Commercial Bank of China Asia Ltd.	2,107,000	5,579,644
Kingboard Chemical Holdings Ltd.	989,500	4,248,344
Orient Overseas International Ltd.*	7	50
Yue Yuen Industrial Holdings Ltd.	1,605,000	4,981,693

		45,754,226

Ireland — 0.6%
Beazley PLC	773,447	1,301,595
Covidien PLC*	186,330	7,486,739
Irish Life & Permanent Group Holdings PLC*	206,800	382,230

		9,170,564

Israel — 1.3%
Teva Pharmaceutical Industries Ltd., ADR	356,945	18,557,571

Italy — 2.1%
Banco Popolare Scarl	87,100	477,525
Enel SpA	2,269,100	9,607,764
ENI SpA	396,100	7,270,855
Finmeccanica SpA	302,800	3,138,970
Fondiaria-SAI SpA	88,800	831,178
Intesa Sanpaolo SpA	1,841,483	4,849,919
Telecom Italia SpA	2,933,200	3,239,293

		29,415,504

Japan — 16.9%
Aoyama Trading Co. Ltd.	144,900	2,589,270
Astellas Pharma, Inc.	231,100	7,743,168
Canon, Inc.	192,597	7,177,984
Chiba Bank Ltd. (The)	167,000	1,008,197
Circle K Sunkus Co. Ltd.	124,400	1,595,096
COMSYS Holdings Corp.	348,800	3,121,809
Dai-ichi Life Insurance Co. Ltd. (The)	5,470	7,584,935
Fanuc Ltd.	77,753	8,780,068
Fuji Fire & Marine Insurance Co. Ltd. (The)*	2,437,000	3,073,258
Fukuoka Financial Group, Inc.	1,127,000	4,691,289
Fuyo General Lease Co. Ltd.	132,500	3,037,480
Heiwa Corp.	344,400	3,709,823
Hitachi Capital Corp.	179,000	2,380,378
Itochu Techno-Solutions Corp.	160,700	5,872,485
JX Holdings, Inc.*	787,413	3,891,868
KDDI Corp.	1,200	5,720,022
Keihin Corp.	200,100	3,455,363

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Keiyo Bank Ltd. (The)	867,000	$4,524,438
Komatsu Ltd.	669,372	12,052,799
Konami Corp.	185,400	2,859,368
Kyoei Steel Ltd.	82,500	1,343,939
Kyorin Co. Ltd.	281,000	4,059,311
Kyowa Exeo Corp.	470,900	4,151,626
Marubeni Corp.	1,429,000	7,325,629
Miraca Holdings, Inc.	151,500	4,534,694
Mitsubishi Corp.	99,000	2,048,156
Mitsubishi Tanabe Pharma Corp.	255,000	3,885,208
Mitsubishi UFJ Financial Group, Inc.	2,656,110	12,060,618
Mizuho Financial Group, Inc.	2,562,200	4,204,086
Nichirei Corp.	1,380,000	5,798,868
Nippon Shokubai Co. Ltd.	508,000	4,818,747
Nippon Telegraph & Telephone Corp.	178,400	7,267,282
Nishi-Nippon City Bank Ltd. (The)	1,835,000	5,255,233
Nissan Shatai Co. Ltd.	616,000	4,035,811
Nisshin Oillio Group Ltd. (The)	706,000	3,451,485
NTT DoCoMo, Inc.	4,100	6,208,588
Sankyo Co. Ltd.	65,300	2,951,659
Sankyu, Inc.	958,000	3,823,223
Seino Holdings Co. Ltd.	332,000	2,284,691
Shimachu Co. Ltd.	203,600	3,705,582
Shizuoka Gas Co. Ltd.	447,000	3,038,897
Sumitomo Corp.	957,300	9,560,562
Sumitomo Mitsui Financial Group, Inc.	260,300	7,367,105
Takeda Pharmaceutical Co. Ltd.	226,800	9,741,662
Toagosei Co. Ltd.	897,000	3,973,819
Toppan Forms Co. Ltd.	291,200	2,791,639
Toyota Motor Corp.	326,200	11,207,793
Tsuruha Holdings, Inc.	76,000	2,693,850
Yokohama Rubber Co. Ltd. (The)	535,200	2,411,877

		240,870,738

Mexico — 1.5%
America Movil SAB de CV (Class L Stock), ADR	215,630	10,242,425
Wal-Mart de Mexico SAB de CV (Class V Stock)	5,084,620	11,263,728

		21,506,153

Netherlands — 4.3%
Aegon NV*	155,700	827,053
Brit Insurance Holdings NV*	114,875	1,547,485
CSM NV	88,209	2,619,678
ING Groep NV, CVA*	1,058,200	7,831,242
Koninklijke Ahold NV	525,500	6,500,389
Koninklijke DSM NV	85,000	3,378,926
Koninklijke KPN NV	323,200	4,119,683
Koninklijke Philips Electronics NV	97,933	2,924,488
Nutreco Holding NV	83,200	4,467,652
Royal Dutch Shell PLC (Class B Stock)	718,000	17,354,548
Schlumberger Ltd.	173,089	9,578,745

		61,149,889

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
New Zealand — 0.1%
Air New Zealand Ltd.	1,857,800	$1,358,504

Norway — 0.4%
DnB NOR ASA	284,400	2,735,417
Statoil ASA	155,100	2,987,974

		5,723,391

Portugal — 0.1%
Banco Espirito Santo SA	256,700	1,012,886

South Korea — 0.7%
Hyundai Motor Co.	85,909	10,052,105

Spain — 2.9%
Banco Bilbao Vizcaya Argentaria SA	447,900	4,614,692
Banco Espanol de Credito SA	362,400	2,875,350
Banco Santander SA	1,383,000	14,502,430
Repsol YPF SA	327,400	6,606,971
Telefonica SA*	671,067	12,431,336

		41,030,779

Sweden — 1.8%
Boliden AB	473,600	5,234,535
Hennes & Mauritz AB (Class B Stock)	476,248	13,088,423
Svenska Cellulosa AB SCA (Class B Stock)	335,900	3,950,636
Svenska Handelsbanken AB (Class A Stock)	158,100	3,867,739

		26,141,333

Switzerland — 7.4%
Baloise Holding AG	71,500	4,976,833
Clariant AG*	306,564	3,881,838
Credit Suisse Group AG	229,500	8,628,567
Georg Fischer AG*	3,900	1,270,701
Julius Baer Group Ltd.	161,286	4,598,681
Logitech International SA*	330,500	4,473,785
Nestle SA	300,855	14,506,877
Novartis AG	603,527	29,248,806
Rieter Holding AG*	820	208,277
Roche Holding AG	75,997	10,460,357
Swiss Reinsurance Co. Ltd.	144,700	5,945,469
Swisscom AG	22,800	7,729,646
Verwaltungs-und Privat-Bank AG	4,600	541,955
Zurich Financial Services AG	44,100	9,720,240

		106,192,032

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	708,300	6,913,008

Turkey — 0.5%
Turkcell Iletisim Hizmet A/S	275,738	1,430,172
Turkiye Garanti Bankasi A/S	1,292,600	5,379,327

		6,809,499

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom — 18.7%
ARM Holdings PLC	1,536,138	$6,357,892
AstraZeneca PLC	309,800	14,605,766
Aviva PLC	994,900	4,623,484
BAE Systems PLC	1,062,300	4,944,171
Barclays PLC	1,083,848	4,326,179
BP PLC	2,293,800	10,980,790
British American Tobacco PLC	454,965	14,438,667
British Sky Broadcasting Group PLC	1,123,943	11,735,957
BT Group PLC	3,469,100	6,696,384
Cairn Energy PLC*	903,880	5,552,901
Carnival PLC	398,719	12,915,046
Centrica PLC	742,100	3,274,900
Dairy Crest Group PLC	336,900	1,853,328
Davis Service Group PLC	660,800	3,600,455
Drax Group PLC	968,600	5,420,299
DS Smith PLC	1,354,180	2,436,201
GlaxoSmithKline PLC	593,700	10,081,529
Go-Ahead Group PLC	67,088	1,070,513
Greene King PLC	174,200	1,015,662
Home Retail Group PLC	1,306,200	4,147,834
IMI PLC	344,500	3,510,026
International Power PLC	944,800	4,220,397
Kazakhmys PLC	197,900	2,904,962
Kingfisher PLC	3,094,421	9,693,462
Legal & General Group PLC	4,031,300	4,698,642
Logica PLC	2,486,500	4,032,963
Marston’s PLC	836,690	1,154,257
Meggitt PLC	1,142,942	5,326,038
Next PLC	6,140	184,301
Old Mutual PLC	4,398,500	6,734,305
Pace PLC	664,800	1,597,695
Pearson PLC	528,460	6,950,180
Premier Foods PLC*	854,149	243,670
Reckitt Benckiser Group PLC	277,179	12,892,787
RSA Insurance Group PLC	528,000	936,673
SABMiller PLC	362,946	10,177,179
Smith & Nephew PLC	649,418	6,135,402
Spectris PLC	442,000	5,089,821
Standard Chartered PLC	600,687	14,626,963
Tate & Lyle PLC	648,400	4,332,249
Tesco PLC	2,732,426	15,414,728
Thomas Cook Group PLC	1,173,400	3,105,841
Tomkins PLC	28,369	95,282
TT Electronics PLC*	87,300	124,882
Tullett Prebon PLC	863,500	4,051,665
Vodafone Group PLC	4,036,400	8,316,962

		266,629,290

United States — 0.7%
Southern Copper Corp.	191,880	5,092,495
Thomson Reuters Corp.	141,500	5,064,253

		10,156,748

TOTAL COMMON STOCKS (cost $1,522,805,889)		1,370,749,066

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

WARRANTS*	Units	Value (Note 2)
Hong Kong
Kingboard Chemical Holdings Ltd., expiring 10/31/12 (cost $0)	73,450	$28,958

TOTAL LONG-TERM INVESTMENTS (cost $1,522,805,889)		1,370,778,024

	Shares
SHORT-TERM INVESTMENT — 4.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $60,785,052)(w) (Note 4)	60,785,052	60,785,052

TOTAL INVESTMENTS(o) — 100.2% (cost $1,583,590,941)		1,431,563,076
Liabilities in excess of other assets(x) — (0.2)%		(3,521,172)

NET ASSETS — 100.0%		$1,428,041,904

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen
PRFC	Preference Shares
EUR	Euro
GBP	British Pound
MXN	Mexican Peso

*	Non-income producing security.

(o)	As of June 30, 2010, 216 securities representing $1,212,023,292 and 84.9% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at June 30, 2010:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 11/18/10	Morgan Stanley	GBP	8,999	$13,081,982	$13,444,481	$(362,499)
Expiring 11/18/10	Morgan Stanley	GBP	7,896	11,401,008	11,796,901	(395,893)
Euro,
Expiring 07/26/10	State Street Bank	EUR	10,869	15,292,140	13,292,792	1,999,348
Expiring 07/26/10	State Street Bank	EUR	4,704	6,524,353	5,752,994	771,359
Expiring 07/26/10	State Street Bank	EUR	4,003	5,408,974	4,895,671	513,303
Expiring 07/26/10	UBS Securities	EUR	11,829	16,261,564	14,466,872	1,794,692
Mexican Peso,
Expiring 11/30/10	State Street Bank	MXN	246,800	18,624,166	18,764,854	(140,688)

				$86,594,187	$82,414,565	$4,179,622

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$67,440,631	$—
Austria	—	958,665	—
Belgium	—	13,398,550	—
Brazil	32,601,323	—	—
Canada	31,918,061	—	—
China	—	42,790,496	—
Denmark	—	26,791,723	—
Finland	—	7,581,872	—
France	—	125,755,224	—
Germany	—	104,527,459	—
Greece	—	194,520	—
Guernsey	8,346,322	—	—
Hong Kong	—	45,754,226	—
Ireland	7,486,739	1,683,825	—
Israel	18,557,571	—	—
Italy	—	29,415,504	—
Japan	11,476,803	229,393,935	—
Mexico	21,506,153	—	—
Netherlands	9,578,745	51,571,144	—
New Zealand	—	1,358,504	—
Norway	—	5,723,391	—
Portugal	—	1,012,886	—
South Korea	—	10,052,105	—
Spain	—	41,030,779	—
Sweden	—	26,141,333	—
Switzerland	—	106,192,032	—
Taiwan	6,913,008	—	—
Turkey	—	6,809,499	—
United Kingdom	184,301	266,444,989	—
United States	10,156,748	—	—
Affiliated Money Market Mutual Fund	60,785,052	—	—
Warrants – Hong Kong	28,958	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	4,179,622	—

Total	$219,539,784	$1,216,202,914	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Banks	13.6%
Pharmaceuticals	10.5
Oil & Gas	7.4
Telecommunications	6.8
Food	6.4
Insurance	6.4
Affiliated Money Market Mutual Fund	4.2
Retail	3.8
Chemicals	3.1
Automobile Manufacturers	2.8
Diversified Financial Services	2.3
Media	2.2
Aerospace/Defense	2.1
Machinery & Equipment	1.9
Electric	1.9
Holding Companies – Diversified	1.6
Transportation	1.5
Agriculture	1.4
Distribution/Wholesale	1.3
Entertainment	1.2
Software/Services	1.2
Leisure Time	1.1
Computers	1.1
Household Products/Wares	1.1

Healthcare Products	0.9%
Semiconductors	0.9
Mining	0.9
Healthcare Equipment & Services	0.9
Diversified Minerals	0.8
Building Materials	0.8
Iron/Steel	0.8
Electronics	0.7
Engineering/Construction	0.7
Cosmetics & Toiletries	0.7
Commercial Services	0.7
Miscellaneous Manufacturing	0.6
Office Equipment	0.5
Auto Parts & Equipment	0.5
Equipment & Instruments	0.5
Paper & Forest Products	0.5
Gas	0.4
Home Furnishings	0.4
Apparel	0.4
Advertising	0.2
Software	0.2
Metal Fabricate/Hardware	0.1
Airlines	0.1
Beverages	0.1

100.2
Liabilities in excess of other assets	(0.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$5,078,702	Unrealized depreciation on foreign currency forward contracts	$899,080
Equity contracts	Unaffiliated investments	28,958	—	—

Total		$5,107,660		$899,080

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$(1,235,974)	$(1,235,974)
Equity contracts	11,675	12,205	—	23,880

Total	$11,675	$12,205	$(1,235,974)	$(1,212,094)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value		Warrants	Forward Currency Contracts	Total
Foreign exchange contracts		$—	$4,245,313	$4,245,313
Equity contracts		28,958	—	28,958

Total		$28,958	$4,245,313	$4,274,271

For the six months ended June 30, 2010, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $1,505,151 and the average value at settlement date receivable for foreign currency exchange sale contracts was $67,647,217.

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST INTERNATIONAL VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Unaffiliated investments (cost $1,522,805,889)	$1,370,778,024
Affiliated investments (cost $60,785,052)	60,785,052
Foreign currency, at value (cost $6,412,259)	6,399,904
Unrealized appreciation on foreign currency forward contracts	5,078,702
Tax reclaim receivable	4,973,733
Dividends receivable	2,270,081
Receivable for fund share sold	382,856
Receivable for investments sold	409
Prepaid expenses	1,334

Total Assets	1,450,670,095

LIABILITIES:
Payable for fund share repurchased	15,822,200
Payable for investments purchased	4,125,853
Payable to custodian	1,127,339
Unrealized depreciation on foreign currency forward contracts	899,080
Advisory fees payable	543,313
Accrued expenses and other liabilities	102,992
Shareholder servicing fees payable	6,872
Affiliated transfer agent fee payable	542

Total Liabilities	22,628,191

NET ASSETS	$1,428,041,904

Net assets were comprised of:
Paid-in capital	$1,742,310,637
Retained earnings	(314,268,733)

Net assets, June 30, 2010	$1,428,041,904

Net asset value and redemption price per share, $1,428,041,904 / 112,547,503 outstanding shares of beneficial interest	$12.69

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $3,036,223 foreign withholding tax)	$28,789,558
Affiliated dividend income	54,900

28,844,458

EXPENSES
Advisory fees	7,651,409
Shareholder servicing fees and expenses	765,141
Custodian and accounting fees	243,000
Audit fee	12,000
Loan interest expense (Note 7)	11,604
Trustees’ fees	11,000
Insurance expenses	8,000
Commitment fee on syndicated credit agreement	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	5,000
Shareholders’ reports	5,000
Miscellaneous	18,546

Total expenses	8,743,700
Less: shareholder servicing fee waiver	(117,967)

Net expenses	8,625,733

NET INVESTMENT INCOME	20,218,725

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(6,562,344)
Foreign currency transactions	(2,310,139)

(8,872,483)

Net change in unrealized appreciation (depreciation) on:
Investments	(185,464,472)
Foreign currencies	3,984,300

(181,480,172)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(190,352,655)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(170,133,930)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$20,218,725	$13,386,827
Net realized loss on investment and foreign currency transactions	(8,872,483)	(103,873,295)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(181,480,172)	357,621,426

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(170,133,930)	267,134,958

DISTRIBUTIONS	(13,369,809)	(21,955,824)

FUND SHARE TRANSACTIONS:
Fund share sold [22,274,130 and 63,629,407 shares, respectively]	310,469,608	803,935,936
Fund share issued in reinvestment of distributions [1,034,015 and 1,786,479 shares, respectively]	13,369,809	21,955,824
Fund share repurchased [22,150,674 and 12,772,401 shares, respectively]	(299,471,101)	(141,408,300)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	24,368,316	684,483,460

TOTAL INCREASE (DECREASE) IN NET ASSETS	(159,135,423)	929,662,594
NET ASSETS:
Beginning of period	1,587,177,327	657,514,733

End of period	$1,428,041,904	$1,587,177,327

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 97.8% COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 4.4%
Boeing Co. (The)	152,146	$9,547,161
Precision Castparts Corp.	100,518	10,345,313
United Technologies Corp.	124,414	8,075,713

		27,968,187

Auto Components — 0.8%
Johnson Controls, Inc.	183,477	4,930,027

Automobiles — 0.2%
Harley-Davidson, Inc.(a)	63,101	1,402,735

Biotechnology — 3.4%
Celgene Corp.*	214,705	10,911,308
Gilead Sciences, Inc.*	157,959	5,414,835
Vertex Pharmaceuticals, Inc.*	155,450	5,114,305

		21,440,448

Capital Markets — 3.5%
Charles Schwab Corp. (The)	564,817	8,009,105
Goldman Sachs Group, Inc. (The)	62,711	8,232,073
Morgan Stanley	262,206	6,085,801

		22,326,979

Communications Equipment — 3.8%
Cisco Systems, Inc.*	598,839	12,761,259
Juniper Networks, Inc.(a)*	503,833	11,497,469

		24,258,728

Computers & Peripherals — 10.8%
Apple, Inc.*	140,705	35,391,529
Hewlett-Packard Co.	438,772	18,990,052
NetApp, Inc.*	379,499	14,159,108

		68,540,689

Construction & Engineering — 0.5%
Quanta Services, Inc.(a)*	151,554	3,129,590

Diversified Financial Services — 1.5%
JPMorgan Chase & Co.	255,170	9,341,774

Electronic Equipment & Instruments — 1.2%
Agilent Technologies, Inc.*	266,828	7,585,920

Energy Equipment & Services — 2.8%
Schlumberger Ltd.(a)	321,171	17,773,603

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	120,117	6,586,015
Whole Foods Market, Inc.(a)*	129,727	4,672,767

		11,258,782

Food Products — 2.7%
Kraft Foods, Inc. (Class A Stock)	282,921	7,921,788
Mead Johnson Nutrition Co.	59,480	2,981,138
Unilever PLC (United Kingdom)	233,800	6,249,940

		17,152,866

Healthcare Equipment & Supplies — 1.4%
Alcon, Inc.	62,306	9,233,126

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Healthcare Providers & Services — 3.5%
Express Scripts, Inc.*	168,614	$7,928,230
Medco Health Solutions, Inc.*	264,139	14,548,776

		22,477,006

Hotels, Restaurants & Leisure — 2.0%
Marriott International, Inc. (Class A Stock)	304,473	9,115,922
Starbucks Corp.	160,821	3,907,950

		13,023,872

Household Products — 1.2%
Colgate-Palmolive Co.	95,132	7,492,596

Industrial Conglomerates — 1.1%
Koninklijke Philips Electronics NV (Netherlands)	229,274	6,846,610

Internet & Catalog Retail — 3.4%
Amazon.com, Inc.*	198,839	21,725,149

Internet Software & Services — 4.9%
Baidu, Inc. (China), ADR*	102,685	6,990,795
Google, Inc. (Class A Stock)*	41,536	18,481,443
Tencent Holdings Ltd. (China)	331,428	5,490,850

		30,963,088

IT Services — 6.4%
International Business Machines Corp.	53,048	6,550,367
Mastercard, Inc. (Class A Stock)(a)	82,012	16,363,854
Visa, Inc. (Class A Stock)	250,746	17,740,280

		40,654,501

Life Sciences Tools & Services — 0.8%
Illumina, Inc.(a)*	114,985	5,005,297

Machinery — 1.6%
Cummins, Inc.	38,529	2,509,394
Ingersoll-Rand PLC(a)	214,327	7,392,138

		9,901,532

Media — 3.0%
Walt Disney Co. (The)	609,873	19,211,000

Multiline Retail — 3.0%
Dollar General Corp.(a)*	279,679	7,705,156
Target Corp.	227,234	11,173,096

		18,878,252

Oil, Gas & Consumable Fuels — 3.6%
Occidental Petroleum Corp.	211,869	16,345,693
Southwestern Energy Co.*	173,618	6,708,600

		23,054,293

Pharmaceuticals — 5.8%
Abbott Laboratories	219,296	10,258,667
Allergan, Inc.	9,296	541,585
Mylan, Inc.(a)*	284,066	4,840,485

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Pharmaceuticals (cont’d.)
Roche Holding AG (Switzerland), ADR	156,763	$5,376,971
Shire PLC (Ireland), ADR(a)	64,663	3,969,015
Teva Pharmaceutical Industries Ltd. (Israel), ADR	222,669	11,576,561

		36,563,284

Road & Rail — 0.6%
Union Pacific Corp.	57,326	3,984,730

Semiconductors & Semiconductor Equipment — 3.2%
Broadcom Corp. (Class A Stock)	180,628	5,955,305
Intel Corp.	519,498	10,104,236
Marvell Technology Group Ltd.*	259,325	4,086,962

		20,146,503

Software — 7.7%
Adobe Systems, Inc.*	453,366	11,982,464
Microsoft Corp.	790,977	18,200,381
Salesforce.com, Inc.(a)*	132,354	11,358,620
VMware, Inc. (Class A Stock)*	117,504	7,354,575

		48,896,040

Specialty Retail — 2.3%
Home Depot, Inc.	155,703	4,370,583
Staples, Inc.	316,666	6,032,487
Tiffany & Co.	107,838	4,088,139

		14,491,209

Textiles, Apparel & Luxury Goods — 4.9%
Coach, Inc.(a)	201,365	7,359,891
NIKE, Inc. (Class B Stock)	238,678	16,122,699
Polo Ralph Lauren Corp.	104,849	7,649,783

		31,132,373

TOTAL LONG-TERM INVESTMENTS (cost $647,976,575)		620,790,789

SHORT-TERM INVESTMENT — 15.8%
	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $99,926,566; includes $80,934,559 of cash collateral received for securities on loan)(b)(w)(Note 4)	99,926,566	$99,926,566

TOTAL INVESTMENTS(o) — 113.6% (cost $747,903,141)		720,717,355
Liabilities in excess of other assets — (13.6)%		(86,185,841)

NET ASSETS — 100.0%		$634,531,514

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $78,204,502; cash collateral of $80,934,559 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2010, 3 securities representing $18,587,400 and 2.9% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1–quoted prices in active markets for identical securities

Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3–significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$602,203,389	$18,587,400	$—
Affiliated Money Market Mutual Fund	99,926,566	—	—

Total	$702,129,955	$18,587,400	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (including 12.8% of collateral received for securities on loan)	15.8%
Computers & Peripherals	10.8
Software	7.7
IT Services	6.4
Pharmaceuticals	5.8
Internet Software & Services	4.9
Textiles, Apparel & Luxury Goods	4.9
Aerospace & Defense	4.4
Communications Equipment	3.8
Oil, Gas & Consumable Fuels	3.6
Capital Markets	3.5
Healthcare Providers & Services	3.5
Biotechnology	3.4
Internet & Catalog Retail	3.4
Semiconductors & Semiconductor Equipment	3.2
Media	3.0
Multiline Retail	3.0

Energy Equipment & Services	2.8
Food Products	2.7
Specialty Retail	2.3
Hotels, Restaurants & Leisure	2.0
Food & Staples Retailing	1.8
Machinery	1.6
Diversified Financial Services	1.5
Healthcare Equipment & Supplies	1.4
Electronic Equipment & Instruments	1.2
Household Products	1.2
Industrial Conglomerates	1.1
Auto Components	0.8
Life Sciences Tools & Services	0.8
Road & Rail	0.6
Construction & Engineering	0.5
Automobiles	0.2

113.6
Liabilities in excess of other assets	(13.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

June 30, 2010 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments, at value including securities on loan of $78,204,502:
Unaffiliated investments (cost $647,976,575)	$620,790,789
Affiliated investments (cost $99,926,566)	99,926,566
Dividends and interest receivable	494,126
Foreign tax reclaim receivable	41,244
Receivable for fund share sold	12,119
Prepaid expenses	96

Total Assets	721,264,940

LIABILITIES:
Payable to broker for collateral for securities on loan	80,934,559
Payable for fund share repurchased	3,169,191
Payable for investments purchased	1,749,606
Advisory fees payable	491,180
Payable to custodian	304,315
Shareholder servicing fees payable	53,228
Accrued expenses and other liabilities	30,805
Affiliated transfer agent fee payable	542

Total Liabilities	86,733,426

NET ASSETS	$634,531,514

Net assets were comprised of:
Paid-in capital	672,947,032
Retained earnings	(38,415,518)

Net assets, June 30, 2010	$634,531,514

Net asset value and redemption price per share, $634,531,514 / 65,266,988 outstanding shares of beneficial interest	$9.72

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $91,086 foreign withholding tax)	$2,893,714
Affiliated dividend income	32,193
Affiliated income from securities loaned, net	28,508

2,954,415

EXPENSES
Advisory fees	2,700,237
Shareholder servicing fees and expenses	300,051
Custodian and accounting fees	37,000
Audit fee	9,000
Shareholder reports	6,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	1,000
Miscellaneous	3,426

Total expenses	3,072,714
Less: shareholder servicing fee waiver	(5,210)

Net expenses	3,067,504

NET INVESTMENT LOSS	(113,089)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(8,504,943)
Foreign currency transactions	(17,888)

(8,522,831)

Net change in unrealized appreciation (depreciation) on investments	(57,551,470)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(66,074,301)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(66,187,390)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	September 25, 2009* through December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss	$(113,089)	$(80,619)
Net realized loss on investment and foreign currency transactions	(8,522,831)	(2,513,193)
Net change in unrealized appreciation (depreciation) on investments	(57,551,470)	30,365,684

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(66,187,390)	27,771,872

FUND SHARE TRANSACTIONS:
Fund share sold [33,191,743 and 38,767,966 shares, respectively]	349,430,566	393,395,685
Fund share repurchased [6,566,346 and 126,375 shares, respectively]	(68,577,722)	(1,301,497)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	280,852,844	392,094,188

TOTAL INCREASE IN NET ASSETS	214,665,454	419,866,060
NET ASSETS:
Beginning of period	419,866,060	—

End of period	$634,531,514	$419,866,060

*	Commencement of investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST JENNISON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.5%
Precision Castparts Corp.	58,985	$6,070,736
United Technologies Corp.	40,676	2,640,279

		8,711,015

Auto Components — 2.5%
Goodyear Tire & Rubber Co. (The)*	114,276	1,135,903
Johnson Controls, Inc.	82,818	2,225,320
Lear Corp.*	171,570	11,357,934

		14,719,157

Capital Markets — 6.3%
Bank of New York Mellon Corp. (The)	426,770	10,536,951
Goldman Sachs Group, Inc. (The)	43,358	5,691,605
Lazard Ltd. (Class A Stock)	183,527	4,902,006
Morgan Stanley	393,556	9,134,435
TD Ameritrade Holding Corp.*	460,683	7,048,450

		37,313,447

Chemicals — 1.3%
Dow Chemical Co. (The)	327,863	7,776,910

Commercial Banks — 1.6%
Wells Fargo & Co.	368,471	9,432,858

Commercial Services & Supplies — 1.8%
Waste Management, Inc.(a)	343,821	10,758,159

Communications Equipment — 0.9%
QUALCOMM, Inc.	157,500	5,172,300

Computers & Peripherals — 1.5%
Dell, Inc.*	735,952	8,875,581

Consumer Finance — 1.4%
SLM Corp.*	765,584	7,954,418

Diversified Consumer Services — 1.4%
H&R Block, Inc.	536,259	8,413,904

Diversified Financial Services — 3.4%
Bank of America Corp.	565,581	8,127,399
JPMorgan Chase & Co.	328,523	12,027,227

		20,154,626

Electric Utilities — 1.8%
Entergy Corp.	147,277	10,547,979

Electronic Equipment & Instruments — 2.0%
Flextronics International Ltd.*	2,046,933	11,462,825

Food & Staples Retailing — 2.4%
Kroger Co. (The)	307,932	6,063,181
Wal-Mart Stores, Inc.	170,294	8,186,033

		14,249,214

Food Products — 5.4%
Bunge Ltd.	182,992	9,001,376
ConAgra Foods, Inc.	512,808	11,958,683
Kraft Foods, Inc. (Class A Stock)	178,000	4,984,000
Tyson Foods, Inc. (Class A Stock)	359,013	5,884,223

		31,828,282

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Providers & Services — 3.2%
Aetna, Inc.	122,689	$3,236,536
Omnicare, Inc.(a)	374,204	8,868,634
UnitedHealth Group, Inc.	127,400	3,618,160
WellPoint, Inc.*	66,688	3,263,044

		18,986,374

Hotels, Restaurants & Leisure — 1.7%
Yum! Brands, Inc.	249,200	9,728,768

Independent Power Producers & Energy Traders — 1.9%
Calpine Corp.*	481,971	6,130,671
NRG Energy, Inc.*(a)	239,911	5,088,512

		11,219,183

Insurance — 5.8%
Arch Capital Group, Ltd.*(a)	100,682	7,500,809
Axis Capital Holdings Ltd.	277,483	8,246,795
Berkshire Hathaway, Inc. (Class B Stock)*(a)	85,150	6,785,603
MetLife, Inc.	151,696	5,728,041
Travelers Cos., Inc. (The)	122,643	6,040,168

		34,301,416

Internet Software & Services — 2.0%
IAC/InterActiveCorp*	547,795	12,035,056

Machinery — 1.4%
Ingersoll-Rand PLC(a)	237,752	8,200,066

Media — 7.9%
Comcast Corp. (Class A Stock)	637,798	11,078,551
Liberty Global, Inc., Ser. C*	596,903	15,513,509
Time Warner Cable, Inc.	222,544	11,590,092
Viacom, Inc. (Class B Stock)	266,200	8,350,694

		46,532,846

Metals & Mining — 2.0%
Newmont Mining Corp.(a)	194,000	11,977,560

Multi-Utilities — 1.9%
Sempra Energy	238,839	11,175,277

Oil, Gas & Consumable Fuels — 16.4%
Anadarko Petroleum Corp.	215,835	7,789,485
Apache Corp.	129,409	10,894,944
Canadian Natural Resources Ltd.	272,960	9,070,461
EOG Resources, Inc.	104,825	10,311,635
Murphy Oil Corp.	148,800	7,373,040
Noble Energy, Inc.	94,552	5,704,322
Occidental Petroleum Corp.	152,113	11,735,518
Petroleo Brasileiro SA (Brazil), ADR	230,113	7,897,478
Southern Union Co.	189,247	4,136,939
Southwestern Energy Co.*	149,400	5,772,816
Suncor Energy, Inc.	179,604	5,287,542
Williams Cos., Inc. (The)	597,371	10,919,942

		96,894,122

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST JENNISON LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Pharmaceuticals — 7.3%
Merck & Co., Inc.	211,134	$7,383,356
Mylan, Inc.*(a)	814,692	13,882,352
Novartis AG (Switzerland), ADR(a)	158,800	7,673,216
Pfizer, Inc.	485,969	6,929,918
Sanofi-Aventis SA (France), ADR	240,344	7,224,740

		43,093,582

Real Estate Investment Trust — 1.1%
Annaly Capital Management, Inc.	387,778	6,650,393

Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc.*	598,164	4,378,560

Software — 6.2%
CA, Inc.	832,390	15,315,976
Nuance Communications, Inc.*(a)	394,898	5,903,725
Symantec Corp.*	1,088,886	15,113,738

		36,333,439

Thrifts & Mortgage Finance — 0.9%
People’s United Financial, Inc.	389,243	5,254,781

Wireless Telecommunication Services — 2.7%
MetroPCS Communications, Inc.*	979,478	8,021,925
NII Holdings, Inc.*	249,138	8,101,968

		16,123,893

TOTAL LONG-TERM INVESTMENTS (cost $621,395,416)		580,255,991

SHORT-TERM INVESTMENT — 14.6%
	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $85,863,688; includes $65,164,986 of cash collateral received for securities on loan)(b)(w)(Note 4)	85,863,688	$85,863,688

TOTAL INVESTMENTS — 112.9% (cost $707,259,104)		666,119,679
Liabilities in excess of other assets — (12.9)%		(75,932,006)

NET ASSETS — 100.0%		$590,187,673

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $62,706,367; cash collateral of $65,164,986 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$580,255,991	$—	$—
Affiliated Money Market Mutual Fund	85,863,688	—	—

Total	$666,119,679	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST JENNISON LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Oil, Gas & Consumable Fuels	16.4%
Affiliated Money Market Mutual Fund (including 11.0% of collateral received for securities on loan)	14.6
Media	7.9
Pharmaceuticals	7.3
Capital Markets	6.3
Software	6.2
Insurance	5.8
Food Products	5.4
Diversified Financial Services	3.4
Healthcare Providers & Services	3.2
Wireless Telecommunication Services	2.7
Auto Components	2.5
Food & Staples Retailing	2.4
Electronic Equipment & Instruments	2.0
Internet Software & Services	2.0
Metals & Mining	2.0

Independent Power Producers & Energy Traders	1.9%
Multi-Utilities	1.9
Commercial Services & Supplies	1.8
Electric Utilities	1.8
Hotels, Restaurants & Leisure	1.7
Commercial Banks	1.6
Aerospace & Defense	1.5
Computers & Peripherals	1.5
Consumer Finance	1.4
Diversified Consumer Services	1.4
Machinery	1.4
Chemicals	1.3
Real Estate Investment Trust	1.1
Communications Equipment	0.9
Thrifts & Mortgage Finance	0.9
Semiconductors & Semiconductor Equipment	0.7

112.9
Liabilities in excess of other assets	(12.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST JENNISON LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments, at value including securities on loan of $62,706,367:
Unaffiliated investments (cost $621,395,416)	$580,255,991
Affiliated investments (cost $85,863,688)	85,863,688
Receivable for investments sold	4,257,528
Dividends and interest receivable	760,819
Receivable for fund share sold	159,393
Prepaid expenses	96

Total Assets	671,297,515

LIABILITIES:
Payable to broker for collateral for securities on loan	65,164,986
Payable for investments purchased	12,109,441
Payable for fund share repurchased	2,922,806
Payable to custodian	455,595
Advisory fees payable	379,179
Shareholder servicing fees payable	49,611
Accrued expenses and other liabilities	27,682
Affiliated transfer agent fee payable	542

Total Liabilities	81,109,842

NET ASSETS	$590,187,673

Net assets were comprised of:
Paid-in capital	$618,895,747
Retained earnings	(28,708,074)

Net assets, June 30, 2010	$590,187,673

Net asset value and redemption price per share, $590,187,673 / 60,160,853 outstanding shares of beneficial interest	$9.81

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $141,003 foreign withholding tax)	$4,084,325
Affiliated income from securities loaned, net	34,239
Affiliated dividend income	27,366

4,145,930

EXPENSES
Advisory fees	2,121,707
Shareholder servicing fees and expenses	282,939
Custodian and accounting fees	29,000
Audit fee	9,000
Trustees’ fees	6,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	1,000
Miscellaneous	2,219

Total expenses	2,466,865
Less: shareholder servicing fee waiver	(3,500)

Net expenses	2,463,365

NET INVESTMENT INCOME	1,682,565

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	10,736,090
Foreign currency transactions	399

10,736,489

Net change in unrealized appreciation (depreciation) on:
Investments	(54,612,855)
Foreign currencies	(367)

(54,613,222)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(43,876,733)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(42,194,168)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	September 25, 2009* through December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,682,565	$187,133
Net realized gain on investment and foreign currency transactions	10,736,489	1,742,324
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(54,613,222)	13,473,480

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(42,194,168)	15,402,937

DISTRIBUTIONS	(1,916,843)	—

FUND SHARE TRANSACTIONS:
Fund share sold [33,793,187 and 34,199,433 shares, respectively]	355,683,108	345,485,496
Fund share issued in reinvestment of distributions [183,782 and 0 shares, respectively]	1,916,843	—
Fund share repurchased [7,796,652 and 218,897 shares, respectively]	(81,950,620)	(2,239,080)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	275,649,331	343,246,416

TOTAL INCREASE IN NET ASSETS	231,538,320	358,649,353

NET ASSETS:
Beginning of period	358,649,353	—

End of period	$590,187,673	$358,649,353

*	Commencement of investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS	Shares	Value (Note 2)
Australia — 2.6%
BHP Billiton Ltd.	163,939	$5,100,075
Rio Tinto Ltd.	30,258	1,664,022

		6,764,097

Belgium — 1.1%
Anheuser-Busch InBev NV	61,180	2,941,619

Brazil — 1.8%
Petroleo Brasileiro SA, ADR(a)	67,720	2,324,150
Vale SA, ADR(a)	101,719	2,476,858

		4,801,008

Canada
Nortel Networks Corp.*	2,492	77

Cayman Islands — 0.8%
Belle International Holdings Ltd.	768,000	1,089,550
Sands China Ltd.*	638,800	944,133

		2,033,683

China — 1.5%
China Life Insurance Co. Ltd. (Class H Stock)	360,000	1,574,363
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,381,000	2,457,496

		4,031,859

France — 12.6%
Accor SA	47,556	2,201,625
AXA SA	167,363	2,556,826
BNP Paribas	70,873	3,813,032
GDF Suez	36,510	1,038,734
Imerys SA	29,452	1,498,664
Lafarge SA	51,934	2,831,848
LVMH Moet Hennessy Louis Vuitton SA	22,860	2,488,154
Pernod-Ricard SA	29,592	2,295,313
PPR	20,152	2,503,349
Sanofi-Aventis SA	53,486	3,221,325
Societe Generale	61,675	2,537,865
Total SA	138,021	6,161,107

		33,147,842

Germany — 6.8%
Bayer AG	54,060	3,020,956
E.ON AG	92,060	2,475,334
Linde AG	20,700	2,176,605
SAP AG	70,911	3,153,223
Siemens AG	40,442	3,617,130
Symrise AG	73,245	1,512,338
Volkswagen AG (PRFC Shares)	21,610	1,896,295

		17,851,881

Hong Kong — 2.4%
CNOOC Ltd.	1,557,000	2,646,399
Esprit Holdings Ltd.	409,353	2,198,783
Hang Lung Properties Ltd.	387,000	1,480,255

		6,325,437

COMMON STOCKS (continued)	Shares	Value (Note 2)
Ireland — 0.2%
Bank of Ireland (XDUB)	525,137	$423,095
Bank of Ireland (XLON)*	257,415	206,211

		629,306

Israel — 1.1%
Teva Pharmaceutical Industries Ltd., ADR	54,930	2,855,811

Italy — 1.6%
Intesa Sanpaolo SpA	797,725	2,100,971
UniCredit SpA	974,586	2,155,824

		4,256,795

Japan — 15.8%
Canon, Inc.	94,850	3,535,007
Daikin Industries Ltd.	42,600	1,298,887
East Japan Railway Co.	31,800	2,117,421
Honda Motor Co. Ltd.	142,800	4,194,442
Japan Tobacco, Inc.	974	3,030,208
Komatsu Ltd.	164,300	2,958,407
Kubota Corp.	250,000	1,917,576
Mitsubishi Corp.	151,500	3,134,299
Mitsubishi UFJ Financial Group, Inc.	450,300	2,044,680
Mitsui Fudosan Co. Ltd.	86,000	1,196,988
Murata Manufacturing Co. Ltd.	34,000	1,621,395
Nidec Corp.	30,900	2,586,861
Nintendo Co. Ltd.	9,500	2,789,288
Nomura Holdings, Inc.	224,300	1,225,460
Shin-Etsu Chemical Co. Ltd.	38,000	1,766,817
SMC Corp.	12,923	1,728,733
Sumitomo Corp.	219,600	2,193,147
Yahoo! Japan Corp.	5,245	2,090,526

		41,430,142

Macau — 0.4%
Wynn Macau Ltd.*	642,000	1,046,932

Mexico — 1.3%
America Movil SAB de CV (Class L Stock), ADR	43,400	2,061,500
Fomento Economico Mexicano SAB de CV, ADR	33,330	1,438,189

		3,499,689

Netherlands — 2.9%
ING Groep NV, CVA*	411,487	3,045,222
Reed Elsevier NV	240,151	2,658,533
Wolters Kluwer NV	101,646	1,949,269

		7,653,024

South Korea — 0.9%
Samsung Electronics Co. Ltd., GDR, 144A	7,500	2,375,272

Spain — 3.0%
Banco Bilbao Vizcaya Argentaria SA	217,287	2,238,698
Industria de Diseno Textil SA	33,660	1,919,344
Telefonica SA*	201,670	3,735,882

		7,893,924

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Sweden — 0.7%
Atlas Copco AB (Class A Stock)	121,500	$1,776,412

Switzerland — 12.0%
ABB Ltd.*	182,497	3,177,382
Credit Suisse Group AG	84,930	3,193,134
Holcim Ltd.	42,094	2,817,849
Nestle SA	134,262	6,473,957
Novartis AG	97,122	4,706,836
Roche Holding AG	31,920	4,393,524
SGS SA	1,474	1,989,387
Xstrata PLC	132,518	1,735,276
Zurich Financial Services AG	13,445	2,963,461

		31,450,806

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	208,706	2,036,971

United Kingdom — 24.9%
Autonomy Corp. PLC*	93,840	2,557,924
Barclays PLC	586,440	2,340,775
BG Group PLC	291,561	4,336,335
BP PLC*	835,118	3,997,845
British Land Co. PLC, REIT	229,666	1,483,512
Burberry Group PLC	223,821	2,527,744
Centrica PLC	454,624	2,006,263
GlaxoSmithKline PLC	154,743	2,627,667
HSBC Holdings PLC*	620,591	5,689,787
ICAP PLC	372,366	2,231,856
Imperial Tobacco Group PLC	120,190	3,358,187
Man Group PLC	581,709	1,928,308
Marks & Spencer Group PLC	472,990	2,330,142
Prudential PLC	272,972	2,058,919
Rio Tinto PLC	38,391	1,685,915
Royal Dutch Shell PLC (Class A Stock)*	171,641	4,314,663
Standard Chartered PLC	191,320	4,658,717
Tesco PLC	726,188	4,096,722
Vodafone Group PLC	2,835,050	5,841,592
WM Morrison Supermarkets PLC	454,010	1,794,037
Wolseley PLC*	45,492	903,010
WPP PLC	284,602	2,681,087

		65,451,007

TOTAL LONG-TERM INVESTMENTS (cost $281,671,305)		250,253,594

SHORT-TERM INVESTMENT — 6.9% (Continued)	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $18,195,392; includes $4,915,742 of cash collateral for securities on loan)(b)(w)(Note 4)	18,195,392	18,195,392

TOTAL INVESTMENTS(o) — 102.1% (cost $299,866,697)		268,448,986
Liabilities in excess of other assets — (2.1)%		(5,559,468)

NET ASSETS — 100.0%		$262,889,518

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen
GDR	Global Depositary Receipt
PRFC	Preference Shares
REIT	Real Estate Investment Trust
XLON	London Stock Exchange
XDUB	Dublin Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $4,752,951; cash collateral of $4,915,742 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2010, 89 securities representing $230,490,324 and 87.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$6,764,097	$—
Belgium	—	2,941,619	—
Brazil	4,801,008	—	—
Canada	77	—	—
Cayman Islands	—	2,033,683	—
China	—	4,031,859	—
France	—	33,147,842	—
Germany	—	17,851,881	—
Hong Kong	—	6,325,437	—
Ireland	—	629,306	—
Israel	2,855,811	—	—
Italy	—	4,256,795	—
Japan	4,194,442	37,235,700	—
Macau	—	1,046,932	—
Mexico	3,499,689	—	—
Netherlands	—	7,653,024	—
South Korea	2,375,272	—	—
Spain	—	7,893,924	—
Sweden	—	1,776,412	—
Switzerland	—	31,450,806	—
Taiwan	2,036,971	—	—
United Kingdom	—	65,451,007	—
Affiliated Money Market Mutual Fund	18,195,392	—	—

Total	$37,958,662	$230,490,324	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Banks	12.9%
Oil & Gas	9.7
Affiliated Money Market Mutual Fund (1.9% represents investments purchased with collateral from securities on loan)	6.9
Pharmaceuticals	6.8
Mining	4.8
Food	4.8
Insurance	4.7
Telecommunications	4.4
Retail	3.8
Chemicals	3.3
Building Materials	3.3
Media	2.7
Beverages	2.5
Machinery	2.5
Agriculture	2.4
Distribution/Wholesale	2.3

Automobile Manufacturers	2.3%
Software	2.2
Diversified Financial Services	2.0
Semiconductors	1.7
Real Estate	1.7
Electronics	1.6
Lodging	1.6
Miscellaneous Manufacturing	1.4
Office Equipment	1.3
Electric	1.3
Engineering & Construction	1.2
Toys	1.1
Apparel	1.0
Holding Companies – Diversified	0.9
Transportation	0.8
Internet	0.8
Commercial Services	0.7
Hand/Machine Tools	0.7

102.1
Liabilities in excess of other assets	(2.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

STATEMENT OF OPERATIONS

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $4,752,951:
Unaffiliated investments (cost $281,671,305)	$250,253,594
Affiliated investments (cost $18,195,392)	18,195,392
Cash	916
Foreign currency, at value (cost $584,499)	589,250
Tax reclaim receivable	1,783,183
Dividends receivable	750,307
Receivable for fund share sold	293,244
Receivable for investments sold	67,748
Prepaid expenses	2,796

Total Assets	271,936,430

LIABILITIES:
Payable to broker for collateral for securities on loan	4,915,742
Payable for fund share repurchased	3,894,088
Advisory fees payable	97,357
Payable for investments purchased	74,230
Accrued expenses and other liabilities	63,460
Shareholder servicing fees payable	1,493
Affiliated transfer agent fee payable	542

Total Liabilities	9,046,912

NET ASSETS	$262,889,518

Net assets were comprised of:
Paid-in capital	$307,360,428
Retained earnings	(44,470,910)

Net assets, June 30, 2010	$262,889,518

Net asset value and redemption price per share, $262,889,518 / 15,812,995 outstanding shares of beneficial interest	$16.62

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $542,247 foreign withholding tax)	$5,105,498
Affiliated dividend income	10,890
Affiliated income from securities lending, net	2,675

5,119,063

EXPENSES
Advisory fees	1,304,578
Shareholder servicing fees and expenses	146,917
Custodian and accounting fees	44,000
Audit fee	11,000
Trustees’ fees	6,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	3,000
Insurance expenses	2,000
Loan interest expense (Note 7)	247
Miscellaneous	8,185

Total expenses	1,539,927

NET INVESTMENT INCOME	3,579,136

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(8,510,170)
Foreign currency transactions	(191,640)

(8,701,810)

Net change in unrealized appreciation (depreciation) on:
Investments	(41,714,930)
Foreign currencies	(122,895)

(41,837,825)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(50,539,635)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(46,960,499)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,579,136	$3,304,094
Net realized loss on investment and foreign currency transactions	(8,701,810)	(6,976,353)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(41,837,825)	66,306,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(46,960,499)	62,634,234

DISTRIBUTIONS	(3,306,797)	(8,318,645)

FUND SHARE TRANSACTIONS:
Fund share sold [3,163,404 and 5,843,336 shares, respectively]	59,289,688	101,922,012
Fund share issued in reinvestment of distributions [194,517 and 506,308 shares, respectively]	3,306,797	8,318,645
Fund share repurchased [2,854,275 and 2,196,797 shares, respectively]	(49,326,552)	(32,750,051)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	13,269,933	77,490,606

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,997,363)	131,806,195
NET ASSETS:
Beginning of period	299,886,881	168,080,686

End of period	$262,889,518	$299,886,881

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 85.9%		Value (Note 2)
COMMON STOCKS — 44.0%	Shares
Advertising
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	48,700	$422,716

Aerospace & Defense — 0.5%
Boeing Co. (The)*	42,958	2,695,614
Goodrich Corp.	11,630	770,488
HEICO Corp.	11,937	428,777
Northrop Grumman Corp.	16,080	875,395
United Technologies Corp.	40,781	2,647,095

		7,417,369

Agriculture — 0.3%
Altria Group, Inc.	75,386	1,510,735
Archer-Daniels-Midland Co.	17,679	456,472
British American Tobacco PLC (United Kingdom)	19,008	603,234
Imperial Tobacco Group PLC (United Kingdom)	82,866	2,315,330
Lorillard, Inc.	4,884	351,550

		5,237,321

Airlines — 0.1%
Delta Air Lines, Inc.*	135,208	1,588,694
Southwest Airlines Co.	55,872	620,738

		2,209,432

Apparel — 0.3%
Burberry Group PLC (United Kingdom)	87,000	982,543
Coach, Inc.	30,081	1,099,461
Deckers Outdoor Corp.*	3,881	554,478
Phillips-Van Heusen Corp.	11,450	529,792
Skechers USA, Inc. (Class A Stock)*	14,364	524,573
VF Corp.	6,699	476,835

		4,167,682

Auto Parts & Equipment — 0.5%
Advance Auto Parts, Inc.	22,564	1,132,262
AutoZone, Inc.*	13,118	2,534,660
BorgWarner, Inc.*	14,762	551,213
Cie Generale des Etablissements Michelin (Class B Stock) (France)	17,337	1,207,910
Johnson Controls, Inc.	95,351	2,562,081

		7,988,126

Automobile Manufacturers — 0.6%
Daimler AG (Germany)*	27,548	1,393,532
Honda Motor Co. Ltd. (Japan)	50,100	1,471,580
Navistar International Corp.*	10,733	528,064
Nissan Motor Co. Ltd. (Japan)*	194,500	1,355,369
Oshkosh Corp.*	27,298	850,606
PACCAR, Inc.	53,212	2,121,562
Volkswagen AG (PRFC Shares) (Germany)	25,486	2,236,417

		9,957,130

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks — 0.7%
Bank of Ireland (Ireland)*	304,062	$244,978
Capital One Financial Corp.	82,243	3,314,393
Comerica, Inc.	31,795	1,171,010
Credit Suisse Group AG (Switzerland)	69,740	2,622,031
First Horizon National Corp.*	15,500	177,475
Governor & Co. of the Bank of Ireland (The) (Ireland)*	301,320	241,382
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	1,255,000	912,203
KBC Groep NV (Belgium)*	26,170	1,003,105
Popular, Inc. (Puerto Rico)*	90,510	242,567
Standard Chartered PLC (United Kingdom)	71,960	1,752,254

		11,681,398

Beverages — 0.8%
Anheuser-Busch InBev NV (Belgium)	32,960	1,584,762
Coca-Cola Co. (The)	115,376	5,782,645
Coca-Cola Enterprises, Inc.	9,470	244,894
Diageo PLC, ADR (United Kingdom)	15,900	997,566
Dr. Pepper Snapple Group, Inc.	17,600	658,064
Fomento Economico Mexicano SAB de CV, ADR (Mexico)	11,600	500,540
PepsiCo, Inc.	24,649	1,502,357
Pernod-Ricard SA (France)	25,976	2,014,837

		13,285,665

Biotechnology — 0.4%
Alexion Pharmaceuticals, Inc.*	18,672	955,820
Amgen, Inc.*	11,215	589,909
Biogen Idec, Inc.*	19,515	925,987
Celgene Corp.*	78,838	4,006,547
Intercell AG (Austria)*	20,582	383,050

		6,861,313

Building Materials — 0.4%
Daikin Industries Ltd. (Japan)	48,600	1,481,829
Holcim Ltd. (Switzerland)	15,000	1,004,127
Imerys SA (France)	10,500	534,292
Lafarge SA (France)	38,569	2,103,083
Lennox International, Inc.	17,400	723,318
Nippon Sheet Glass Co. Ltd. (Japan)	203,000	496,624
Trex Co., Inc.*	15,530	311,998

		6,655,271

Chemicals — 1.1%
Air Products & Chemicals, Inc.	10,300	667,543
Albemarle Corp.	31,900	1,266,749
Bayer AG (Germany)	45,390	2,536,463
Dow Chemical Co. (The)	23,768	563,777
E.I. du Pont de Nemours & Co.	140,701	4,866,848
Eastman Chemical Co.	10,416	555,798

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Huabao International Holdings Ltd. (Bermuda)	567,000	$724,752
Lanxess AG (Germany)	28,501	1,199,651
Linde AG (Germany)	8,443	887,781
LyondellBasell Industries NV (Class A Stock) (Netherlands)*	19,216	310,338
LyondellBasell Industries NV (Class B Stock) (Netherlands)*	17,572	283,788
Monsanto Co.	7,081	327,284
Mosaic Co. (The)	5,313	207,101
PPG Industries, Inc.	8,610	520,130
Sherwin-Williams Co. (The)	18,400	1,273,096
Shin-Etsu Chemical Co. Ltd. (Japan)	13,200	613,736
Symrise AG (Germany)	27,800	574,005

		17,378,840

Coal
China Shenhua Energy Co. Ltd. (Class H Stock) (China)	119,000	429,317
Peabody Energy Corp.	3,264	127,720

		557,037

Commercial Banks — 1.6%
Banco Bilbao Vizcaya Argentaria SA (Spain)	68,000	700,601
Banco Santander SA (Spain)	192,430	2,017,862
Bank of America Corp.	418,174	6,009,160
Barclays PLC (United Kingdom)	208,645	832,807
BB&T Corp.	77,260	2,032,711
China Merchants Bank Co. Ltd. (Class H Stock) (China)	606,000	1,449,734
Intesa Sanpaolo SpA (Italy)	261,000	687,396
Lloyds Banking Group PLC (United Kingdom)*	1,392,847	1,099,606
M&T Bank Corp.	6,660	565,767
PNC Financial Services Group, Inc.	34,986	1,976,709
Regions Financial Corp.	28,370	186,675
Sumitomo Mitsui Financial Group, Inc. (Japan)	27,200	769,824
SVB Financial Group*	14,676	605,091
TCF Financial Corp.	9,643	160,170
U.S. Bancorp	131,288	2,934,287
UniCredit SpA (Italy)	895,715	1,981,359
United Community Banks, Inc.*	55,600	219,620
Wilmington Trust Corp.	41,200	456,908

		24,686,287

Commercial Services — 0.4%
Alliance Data Systems Corp.*	11,272	670,910
Apollo Group, Inc. (Class A Stock)*	8,470	359,721
Avis Budget Group, Inc.*	49,400	485,108
Education Management Corp.*	22,500	343,125
Experian PLC (United Kingdom)	100,628	875,091
Genpact Ltd. (Bermuda)*	12,999	201,875
Hewitt Associates, Inc. (Class A Stock)*	30,340	1,045,516

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services (continued)
Robert Half International, Inc.	16,200	$381,510
SGS SA (Switzerland)	350	472,378
Sotheby’s	13,600	311,032
Visa, Inc. (Class A Stock)	2,400	169,800
Washington Post Co. (The) (Class B Stock)	2,200	903,056
Western Union Co. (The)	42,130	628,158

		6,847,280

Computers — 2.6%
Apple, Inc.*	52,335	13,163,822
Atos Origin SA (France)*	16,924	679,550
CGI Group, Inc. (Class A Stock) (Canada)*	32,900	491,197
Cognizant Technology Solutions Corp. (Class A Stock)*	46,165	2,311,020
Dell, Inc.*	13,700	165,222
EMC Corp.*	165,264	3,024,331
Fujitsu Ltd. (Japan)	144,000	900,119
Hewlett-Packard Co.	166,181	7,192,314
Infosys Technologies Ltd., ADR (India)	21,308	1,276,562
International Business Machines Corp.	52,153	6,439,852
NetApp, Inc.*	61,758	2,304,191
Riverbed Technology, Inc.*	40,106	1,107,728
SanDisk Corp.*	21,822	918,051
Synopsys, Inc.*	28,100	586,447
Teradata Corp.*	19,406	591,495

		41,151,901

Construction & Engineering — 0.1%
ABB Ltd. (Switzerland)*	72,000	1,253,563
Atlas Copco AB (Class A Stock) (Sweden)	33,885	495,422

		1,748,985

Containers & Packaging — 0.1%
Bemis Co., Inc.	24,000	648,000
Greif, Inc. (Class A Stock)	9,840	546,514
Rock-Tenn Co. (Class A Stock)	14,300	710,281
Smurfit-Stone Container Corp.*	9,538	236,066

		2,140,861

Cosmetics/Personal Care — 0.5%
Avon Products, Inc.	21,872	579,608
Colgate-Palmolive Co.	5,869	462,243
Procter & Gamble Co. (The)	100,752	6,043,105
Shiseido Co. Ltd. (Japan)	52,700	1,161,576

		8,246,532

Distribution/Wholesale — 0.5%
Genuine Parts Co.	35,900	1,416,255
Marubeni Corp. (Japan)	283,000	1,450,772
Mitsubishi Corp. (Japan)	53,100	1,098,556
Mitsui & Co. Ltd. (Japan)	105,600	1,231,907

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Distribution/Wholesale (continued)
Sumitomo Corp. (Japan)	83,500	$833,915
W.W. Grainger, Inc.	10,700	1,064,115
Wolseley PLC (United Kingdom)*	16,000	317,598

		7,413,118

Diversified Financial Services — 1.1%
American Express Co.	27,654	1,097,864
Ameriprise Financial, Inc.	24,000	867,120
Bank of New York Mellon Corp. (The)	7,400	182,706
BlackRock, Inc.	2,800	401,520
Charles Schwab Corp. (The)	85,700	1,215,226
CME Group, Inc.	9,471	2,666,560
Discover Financial Services	86,625	1,211,017
Franklin Resources, Inc.	700	60,333
Goldman Sachs Group, Inc. (The)	13,268	1,741,690
ICAP PLC (United Kingdom)	141,599	848,704
IntercontinentalExchange, Inc.*	10,745	1,214,507
Invesco Ltd. (Bermuda)	18,900	318,087
Janus Capital Group, Inc.	3,400	30,192
Macquarie Group Ltd. (Australia)	32,612	1,002,380
MasterCard, Inc. (Class A Stock)	8,337	1,663,482
Morgan Stanley	42,968	997,287
Nomura Holdings, Inc. (Japan)	57,900	316,336
Och-Ziff Capital Management Group LLC (Class A Stock)	37,490	471,999
T. Rowe Price Group, Inc.	13,653	606,057
TD Ameritrade Holding Corp.*	25,259	386,463

		17,299,530

Diversified Machinery — 0.5%
Cummins, Inc.	29,147	1,898,344
Deere & Co.	33,532	1,867,062
Kubota Corp. (Japan)	228,000	1,748,829
Rockwell Automation, Inc.	24,084	1,182,284
Wabtec Corp.	13,890	554,072

		7,250,591

Diversified Manufacturing — 0.8%
Carlisle Cos., Inc.	34,100	1,232,033
Cookson Group PLC (United Kingdom)*	78,447	450,931
Dover Corp.	15,234	636,629
Eaton Corp.	2,270	148,549
FUJIFILM Holdings Corp. (Japan)	44,800	1,294,696
General Electric Co.	197,517	2,848,195
Honeywell International, Inc.	41,812	1,631,922
Parker Hannifin Corp.	34,476	1,912,039
Siemens AG (Germany)	16,072	1,437,478
Textron, Inc.	12,700	215,519
Tyco International Ltd. (Switzerland)	27,133	955,896

		12,763,887

Electric — 1.1%
American Electric Power Co., Inc.	42,739	1,380,470
Constellation Energy Group, Inc.	17,244	556,119
Dominion Resources, Inc.	19,571	758,180
DTE Energy Co.	12,351	563,329
Duke Energy Corp.	44,527	712,432

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric (continued)
E.ON AG (Germany)	35,000	$941,089
Edison International	37,803	1,199,111
Entergy Corp.	13,092	937,649
Exelon Corp.	8,310	315,531
GDF Suez (France)	51,517	1,465,693
International Power PLC (United Kingdom)	112,462	502,365
National Grid PLC (United Kingdom)	162,673	1,187,669
NextEra Energy, Inc.	12,156	592,727
NV Energy, Inc.	60,134	710,183
PG&E Corp.	32,148	1,321,283
Public Service Enterprise Group, Inc.	53,462	1,674,964
RWE AG (Germany)	4,500	294,462
SCANA Corp.	10,200	364,752
Southern Co.	61,462	2,045,455
Xcel Energy, Inc.	14,678	302,514

		17,825,977

Electronic Components & Equipment — 0.4%
Generac Holdings, Inc.*	30,730	430,527
Hon Hai Precision Industry Co. Ltd., GDR (Taiwan)*	145,550	1,032,794
LG Electronics, Inc. (South Korea)	11,026	838,461
Mitsubishi Electric Corp. (Japan)	228,000	1,779,521
Schneider Electric SA (France)	10,719	1,082,621
Tyco Electronics Ltd. (Switzerland)	71,898	1,824,771

		6,988,695

Electronics — 0.5%
Amphenol Corp. (Class A Stock)	21,920	861,017
Gentex Corp.	32,970	592,801
Koninklijke Philips Electronics NV (Netherlands)	47,240	1,410,687
Murata Manufacturing Co. Ltd. (Japan)	13,200	629,483
Nidec Corp. (Japan)	17,100	1,431,563
Premier Farnell PLC (United Kingdom)	180,739	591,392
Thermo Fisher Scientific, Inc.*	32,364	1,587,454

		7,104,397

Exchange Traded Funds — 0.1%
Cohen & Steers Infrastructure Fund, Inc.	115,300	1,458,545
WisdomTree Dreyfus Chinese Yuan Fund*	15,900	396,387

		1,854,932

Financial – Bank & Trust — 1.6%
BNP Paribas (France)	51,939	2,794,365
Citigroup, Inc.*	1,365,819	5,135,479
Deutsche Bank AG (Germany)	15,518	871,636
Fifth Third Bancorp	21,350	262,392
HSBC Holdings PLC (United Kingdom)	240,800	2,207,736
HSBC Holdings PLC (United Kingdom)	196,018	1,790,760

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial – Bank & Trust (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	164,900	$748,763
Societe Generale (France)	21,872	900,011
State Street Corp.	12,699	429,480
SunTrust Banks, Inc.	29,300	682,690
Wells Fargo & Co.	380,605	9,743,488

		25,566,800

Food — 1.0%
ConAgra Foods, Inc.	5,210	121,497
General Mills, Inc.	43,288	1,537,590
H.J. Heinz Co.	11,725	506,754
J.M. Smucker Co. (The)	40,100	2,414,822
Kellogg Co.	5,761	289,778
Koninklijke Ahold NV (Netherlands)	68,459	846,832
Kraft Foods, Inc. (Class A Stock)	45,908	1,285,424
McCormick & Co., Inc.	9,200	349,232
Nestle SA (Switzerland)	63,888	3,080,605
Sodexo (France)	21,953	1,218,326
Sysco Corp.	58,351	1,667,088
Unilever NV, CVA (Netherlands)	67,396	1,840,536
Unilever PLC (United Kingdom)	20,983	560,917
WM Morrison Supermarkets PLC (United Kingdom)	148,326	586,116

		16,305,517

Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	5,258	288,296
Kroger Co. (The)	34,759	684,405
Tesco PLC (United Kingdom)	262,865	1,482,928

		2,455,629

Forest Products & Paper
Plum Creek Timber Co., Inc.	9,700	334,941

Gas — 0.3%
Centrica PLC (United Kingdom)	459,270	2,026,766
Energen Corp.	20,600	913,198
Perusahaan Gas Negara PT (Indonesia)	1,456,000	617,228
Sempra Energy	8,800	411,752
Snam Rete Gas SpA (Italy)	278,869	1,112,911

		5,081,855

Hand/Machine Tools — 0.1%
Baldor Electric Co.	23,800	858,704
SMC Corp. (Japan)	4,574	611,872

		1,470,576

Healthcare Products — 0.6%
Becton, Dickinson and Co.	23,500	1,589,070
Boston Scientific Corp.*	9,294	53,905
Covidien PLC (Ireland)	25,405	1,020,773
Hospira, Inc.*	12,511	718,757
Insulet Corp.*	28,060	422,303
Intuitive Surgical, Inc.*	3,898	1,230,287
Johnson & Johnson	49,996	2,952,764

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Products (continued)
Sirona Dental Systems, Inc.*	9,600	$334,464
Thoratec Corp.*	15,640	668,297

		8,990,620

Healthcare Services — 0.5%
Aetna, Inc.	19,909	525,199
DaVita, Inc.*	10,500	655,620
Emeritus Corp.*	19,570	319,187
Humana, Inc.*	9,900	452,133
Lincare Holdings, Inc.*	51,000	1,658,010
National Healthcare Corp.	42,700	1,471,442
UnitedHealth Group, Inc.	67,051	1,904,248
WellPoint, Inc.*	28,605	1,399,643

		8,385,482

Holding Companies – Diversified — 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	178,000	1,095,424
LVMH Moet Hennessy Louis Vuitton SA (France)	9,613	1,046,309

		2,141,733

Home Builders — 0.1%
KB Home	3,209	35,299
Lennar Corp. (Class A Stock)	31,371	436,371
NVR, Inc.*	200	131,006
Toll Brothers, Inc.*	18,286	299,159

		901,835

Home Furnishings — 0.1%
Harman International Industries, Inc.*	21,700	648,613
Whirlpool Corp.	12,777	1,122,076

		1,770,689

Hotels, Restaurants & Leisure — 0.2%
International Game Technology	39,734	623,824
McDonald’s Corp.	6,898	454,371
Yum! Brands, Inc.	38,109	1,487,775

		2,565,970

Household Products/Wares — 0.3%
Fortune Brands, Inc.	27,600	1,081,368
Kimberly-Clark Corp.	28,406	1,722,256
Reckitt Benckiser Group PLC (United Kingdom)	34,359	1,598,185

		4,401,809

Insurance — 2.5%
ACE Ltd. (Switzerland)	43,953	2,262,700
Aflac, Inc.	23,080	984,824
Aon Corp.	21,800	809,216
Assurant, Inc.	24,000	832,800
AXA SA (France)	116,716	1,783,085
Berkshire Hathaway, Inc. (Class A Stock)*	9	1,080,000
Berkshire Hathaway, Inc. (Class B Stock)*	12,167	969,588

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
China Life Insurance Co. Ltd. (Class H Stock) (China)	252,000	$1,102,054
Cincinnati Financial Corp.	49,800	1,288,326
Everest Re Group Ltd. (Bermuda)	4,650	328,848
Genworth Financial, Inc. (Class A Stock)*	34,700	453,529
ING Groep NV, CVA (Netherlands)*	336,610	2,491,093
Loews Corp.	135,200	4,503,512
MetLife, Inc.	117,229	4,426,567
Old Republic International Corp.	137,100	1,663,023
OneBeacon Insurance Group Ltd. (Class A Stock) (Bermuda)	45,000	644,400
Principal Financial Group, Inc.	5,400	126,576
ProAssurance Corp.*	25,300	1,436,028
Progressive Corp. (The)	68,027	1,273,465
Prudential PLC (United Kingdom)	100,000	754,260
QBE Insurance Group Ltd. (Australia)	59,792	907,289
RenaissanceRe Holdings Ltd. (Bermuda)	30,683	1,726,532
Symetra Financial Corp.	15,800	189,600
Transatlantic Holdings, Inc.	36,800	1,764,928
Unum Group	80,523	1,747,349
W.R. Berkley Corp.	49,600	1,312,416
XL Capital Ltd. (Class A Stock) (Cayman Islands)	29,450	471,495
Zurich Financial Services AG (Switzerland)	11,419	2,516,903

		39,850,406

Internet Software & Services — 0.6%
Amazon.com, Inc.*	16,347	1,786,073
Equinix, Inc.*	6,470	525,493
Expedia, Inc.	74,604	1,401,063
Google, Inc. (Class A Stock)*	8,615	3,833,244
NetFlix, Inc.*	4,070	442,206
Yahoo! Japan Corp. (Japan)	2,321	925,093

		8,913,172

Investment Company — 0.1%
Man Group PLC (United Kingdom)	380,825	1,262,398

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg)	65,936	1,768,525
Cliffs Natural Resources, Inc.	15,341	723,482

		2,492,007

Leisure — 0.1%
Carnival Corp. (Panama)	37,731	1,140,985
Harley-Davidson, Inc.	28,300	629,109
Royal Caribbean Cruises Ltd. (Liberia)*	21,240	483,635

		2,253,729

Lodging — 0.2%
Accor SA (France)*	16,750	775,448
Intercontinental Hotels Group PLC (United Kingdom)	84,830	1,336,929
Monarch Casino & Resort, Inc.*	54,500	552,085

COMMON STOCKS (continued)	Shares	Value (Note 2)
Lodging (continued)
Sands China Ltd. (Cayman Islands)*	235,200	$347,621
Starwood Hotels & Resorts Worldwide, Inc.	5,012	207,647
Wynn Macau Ltd. (Cayman Islands)*	244,000	397,900

		3,617,630

Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	16,394	984,788
Joy Global, Inc.	10,470	524,442
Komatsu Ltd. (Japan)	57,600	1,037,153

		2,546,383

Media — 1.2%
AH Belo Corp. (Class A Stock)*	57,370	380,937
Belo Corp. (Class A Stock)*	59,820	340,376
Cablevision Systems Corp. (Class A Stock)	15,700	376,957
CBS Corp. (Class B Stock)	91,461	1,182,591
Comcast Corp. (Class A Stock)	36,662	636,819
DIRECTV (Class A Stock)*	9,570	324,614
Discovery Communications, Inc. (Class A Stock)*	5,960	212,832
Entercom Communications Corp. (Class A Stock)*	41,400	365,148
Gannett Co., Inc.	269,107	3,622,180
LIN TV Corp. (Class A Stock)*	47,200	255,352
Reed Elsevier NV (Netherlands)	80,464	890,757
Time Warner, Inc.	117,114	3,385,766
Walt Disney Co. (The)	156,497	4,929,655
Wolters Kluwer NV (Netherlands)	28,000	536,957
WPP PLC (United Kingdom)	110,216	1,038,287

		18,479,228

Metal Fabricate/Hardware
Precision Castparts Corp.	5,640	580,469

Mining — 0.9%
BHP Billiton Ltd. (Australia)	60,000	1,866,575
BHP Billiton PLC (United Kingdom)	44,580	1,155,893
First Quantum Minerals Ltd. (Canada)	11,279	567,367
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	64,429	3,809,687
Kinross Gold Corp. (Canada)	45,605	779,682
Newmont Mining Corp.	43,659	2,695,507
Rio Tinto Ltd. (Australia)	12,360	679,731
Rio Tinto PLC (United Kingdom)	12,200	535,755
Teck Resources Ltd. (Class B Stock) (Canada)	17,639	521,762
Titanium Metals Corp.*	30,118	529,776
Vale SA, ADR (Brazil)	48,040	1,169,774
Xstrata PLC (United Kingdom)	45,010	589,390

		14,900,899

Multi-Line Retail — 0.1%
Family Dollar Stores, Inc.	5,470	206,164
Sears Holdings Corp.*	19,600	1,267,140

		1,473,304

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Office Equipment — 0.1%
Canon, Inc. (Japan)	37,700	$1,405,058
Ricoh Co. Ltd. (Japan)	73,000	930,861

		2,335,919

Oil & Gas — 3.7%
Anadarko Petroleum Corp.	13,679	493,675
Apache Corp.	19,985	1,682,537
Baker Hughes, Inc.	7,396	307,452
BG Group PLC (United Kingdom)	215,896	3,210,983
BP PLC (United Kingdom)*	617,800	2,957,508
Cairn Energy PLC (United Kingdom)*	174,765	1,073,652
Cameron International Corp.*	30,700	998,364
Chesapeake Energy Corp.	7,976	167,097
Chevron Corp.	47,430	3,218,600
CNOOC Ltd. (Hong Kong)	577,000	980,714
Concho Resources, Inc.*	15,930	881,407
ConocoPhillips	41,856	2,054,711
Devon Energy Corp.	83,753	5,102,233
Ensco International PLC, ADR (United Kingdom)	5,256	206,456
EOG Resources, Inc.	27,198	2,675,467
Exxon Mobil Corp.	164,012	9,360,165
Forest Oil Corp.*	28,560	781,402
Halliburton Co.	28,553	700,976
Hess Corp.	3,382	170,250
JX Holdings, Inc. (Japan)*	178,500	882,254
Marathon Oil Corp.	8,256	256,679
Nabors Industries Ltd. (Bermuda)*	12,400	218,488
National Oilwell Varco, Inc.	7,618	251,927
Noble Energy, Inc.	9,277	559,681
NuStar GP Holdings LLC	56,100	1,725,636
Occidental Petroleum Corp.	44,407	3,426,000
Petroleo Brasileiro SA, ADR (Brazil)	23,100	792,792
Pioneer Natural Resources Co.	1,400	83,230
Royal Dutch Shell PLC (Class A Stock) (United Kingdom)	193,016	4,851,981
RPC, Inc.	43,800	597,870
Santos Ltd. (Australia)	65,232	681,709
Schlumberger Ltd. (Netherlands)	48,302	2,673,033
SEACOR Holdings, Inc.*	9,900	699,534
Southwestern Energy Co.*	21,169	817,970
Total SA (France)	56,943	2,541,874
Ultra Petroleum Corp. (Canada)*	1,433	63,410
Valero Energy Corp.	29,223	525,430

		58,673,147

Pharmaceuticals — 2.8%
Abbott Laboratories	102,606	4,799,909
AmerisourceBergen Corp.	114,720	3,642,360
Biovail Corp. (Canada)	48,200	927,368
Bristol-Myers Squibb Co.	85,330	2,128,130
Cardinal Health, Inc.	72,722	2,444,186
Express Scripts, Inc.*	25,720	1,209,354
GlaxoSmithKline PLC (United Kingdom)	162,743	2,763,514
McKesson Corp.	3,386	227,404
Medco Health Solutions, Inc.*	16,737	921,874

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Merck & Co., Inc.	225,309	$7,879,056
Novartis AG (Switzerland)	36,000	1,744,673
Perrigo Co.	19,438	1,148,203
Pfizer, Inc.	309,290	4,410,475
Roche Holding AG (Switzerland)	24,313	3,346,483
Sanofi-Aventis SA (France)	52,819	3,181,153
Shire PLC (United Kingdom)	33,409	685,360
Teva Pharmaceutical Industries Ltd., ADR (Israel)	51,349	2,669,634

		44,129,136

Pipelines — 0.6%
El Paso Corp.	64,900	721,039
Energy Transfer Equity LP	39,800	1,343,250
Enterprise GP Holdings LP	40,040	1,899,097
Kinder Morgan Management LLC*	15,675	887,048
ONEOK, Inc.	52,300	2,261,975
Williams Cos., Inc. (The)	128,123	2,342,089

		9,454,498

Real Estate — 0.4%
China Overseas Land & Investment Ltd. (Hong Kong)	484,000	901,843
China Resources Land Ltd. (Cayman Islands)	406,000	763,374
Hang Lung Properties Ltd. (Hong Kong)	380,000	1,453,480
Mitsui Fudosan Co. Ltd. (Japan)	31,000	431,473
Sun Hung Kai Properties Ltd. (Hong Kong)	63,000	861,586
WP Carey & Co. LLC	46,700	1,290,788

		5,702,544

Real Estate Investment Trusts — 0.9%
Agree Realty Corp.	51,700	1,205,644
American Campus Communities, Inc.	1,480	40,389
Annaly Capital Management, Inc.	66,300	1,137,045
Apartment Investment & Management Co. (Class A Stock)	44,250	857,122
Associated Estates Realty Corp.	24,220	313,649
Brandywine Realty Trust	58,740	631,455
British Land Co. PLC (United Kingdom)	66,000	426,323
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	57,000	1,289,340
Brookfield Properties Corp. (Canada)	26,000	365,040
Cousins Properties, Inc.	96,731	651,967
Digital Realty Trust, Inc.	12,090	697,351
DuPont Fabros Technology, Inc.	3,720	91,363
Equity LifeStyle Properties, Inc.	7,480	360,760
Equity Residential	7,670	319,379
Excel Trust, Inc.*	37,240	446,880
Getty Realty Corp.	39,200	878,472
Host Hotels & Resorts, Inc.	56,750	764,990
National Health Investors, Inc.	28,400	1,095,104

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Pennsylvania Real Estate Investment Trust	24,200	$295,724
Public Storage, Inc.	1,793	157,623
Regency Centers Corp.	32,130	1,105,272
Senior Housing Properties Trust	16,070	323,168
Simon Property Group, Inc.	6,393	516,235
Strategic Hotels & Resorts, Inc.*	102,050	447,999
Vornado Realty Trust	5,500	401,225

		14,819,519

Retail — 0.8%
Aeropostale, Inc.*	38,999	1,116,931
Bed Bath & Beyond, Inc.*	15,300	567,324
Darden Restaurants, Inc.	5,595	217,366
Dick’s Sporting Goods, Inc.*	53,245	1,325,268
GameStop Corp. (Class A Stock)*	13,023	244,702
HSN, Inc.*	18,200	436,800
Industria de Diseno Textil SA (Spain)	11,800	672,854
Limited Brands, Inc.	49,575	1,094,120
Lowe’s Cos., Inc.	45,421	927,497
RadioShack Corp.	6,830	133,253
Starbucks Corp.	51,139	1,242,678
Wal-Mart Stores, Inc.	61,202	2,941,980
Walgreen Co.	65,672	1,753,443

		12,674,216

Retail & Merchandising — 1.0%
Belle International Holdings Ltd. (Cayman Islands)	259,000	367,439
CVS Caremark Corp.	40,687	1,192,943
Esprit Holdings Ltd. (Bermuda)	143,600	771,328
Gap, Inc. (The)	127,900	2,488,934
Home Depot, Inc. (The)	36,400	1,021,748
J. Crew Group, Inc.*	11,890	437,671
JC Penney Co., Inc.	4,426	95,070
Kohl’s Corp.*	12,780	607,050
Marks & Spencer Group PLC (United Kingdom)	175,484	864,506
OfficeMax, Inc.*	38,900	508,034
PPR (France)	15,617	1,939,996
Staples, Inc.	72,390	1,379,029
Takashimaya Co. Ltd. (Japan)	109,000	868,865
Target Corp.	9,192	451,971
TJX Cos., Inc.	48,738	2,044,559

		15,039,143

Semiconductors — 1.4%
Advanced Micro Devices, Inc.*	13,400	98,088
Analog Devices, Inc.	67,128	1,870,186
Applied Materials, Inc.	33,745	405,615
ASML Holding NV (Netherlands)	28,235	777,025
Broadcom Corp. (Class A Stock)	117,192	3,863,820
Intel Corp.	97,359	1,893,633
Intersil Corp. (Class A Stock)	131,620	1,593,918
Lam Research Corp.*	21,170	805,730
LSI Corp.*	192,213	884,180
Marvell Technology Group Ltd. (Bermuda)*	122,725	1,934,146

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors (continued)
MEMC Electronic Materials, Inc.*	16,610	$164,107
Novellus Systems, Inc.*	98,794	2,505,416
PMC-Sierra, Inc.*	71,340	536,477
Samsung Electronics Co. Ltd. (South Korea)	1,260	790,290
Sumco Corp. (Japan)*	40,000	662,963
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	207,447	2,024,683
Teradyne, Inc.*	55,177	537,976
Xilinx, Inc.	40,536	1,023,939

		22,372,192

Software — 0.8%
Autonomy Corp. PLC (United Kingdom)*	25,960	707,627
Blackboard, Inc.*	5,500	205,315
Concur Technologies, Inc.*	11,400	486,552
Microsoft Corp.	394,002	9,065,986
Oracle Corp.	45,248	971,022
SAP AG (Germany)	26,580	1,181,941
Taleo Corp. (Class A Stock)*	19,820	481,428

		13,099,871

Specialty Retail
Williams-Sonoma, Inc.	28,240	700,917

Telecommunications — 2.5%
Alaska Communications Systems Group, Inc.	35,200	298,848
Amdocs Ltd. (Guernsey)*	38,040	1,021,374
America Movil SAB de CV (Class L Stock), ADR (Mexico)	15,000	712,500
American Tower Corp. (Class A Stock)*	21,376	951,232
AT&T, Inc.	227,895	5,512,780
BT Group PLC (United Kingdom)	450,368	869,343
Cable & Wireless Worldwide (United Kingdom)	387,028	500,771
CenturyTel, Inc.	19,300	642,883
Cisco Systems, Inc.*	269,112	5,734,777
Corning, Inc.	76,137	1,229,613
Crown Castle International Corp.*	4,850	180,711
JDS Uniphase Corp.*	55,092	542,105
Juniper Networks, Inc.*	53,986	1,231,960
Koninklijke KPN NV (Netherlands)	66,039	841,769
Motorola, Inc.*	110,353	719,502
QUALCOMM, Inc.	84,573	2,777,377
Singapore Telecommunications Ltd. (Singapore)	357,000	771,803
Sprint Nextel Corp.*	400,327	1,697,386
Telefonica SA (Spain)	176,098	3,262,168
Telekomunikasi Indonesia Tbk PT (Indonesia)	604,000	511,959
Telephone & Data Systems, Inc.	50,300	1,334,962
tw telecom, Inc.*	39,900	665,532
Verizon Communications, Inc.	101,432	2,842,125

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Telecommunications (continued)
Vodafone Group PLC (United Kingdom)	2,301,531	$4,742,282

		39,595,762

Tobacco — 0.4%
Japan Tobacco, Inc. (Japan)	739	2,299,100
Philip Morris International, Inc.	73,158	3,353,563

		5,652,663

Toys — 0.3%
Mattel, Inc.	83,329	1,763,242
Nintendo Co. Ltd. (Japan)	7,400	2,172,708

		3,935,950

Transportation — 1.1%
Canadian National Railway Co. (Canada)	12,630	724,709
CSX Corp.	21,960	1,089,875
Deutsche Post AG (Germany)	22,000	320,764
East Japan Railway Co. (Japan)	27,600	1,837,762
GATX Corp.	25,480	679,806
Kansas City Southern*	29,194	1,061,202
Landstar System, Inc.	15,220	593,428
Norfolk Southern Corp.	66,392	3,522,096
Teekay Corp. (Marshall Island)	91,800	2,402,406
Union Pacific Corp.	34,954	2,429,652
United Parcel Service, Inc. (Class B Stock)	39,824	2,265,587

		16,927,287

Water
American Water Works Co., Inc.	32,960	678,976

TOTAL COMMON STOCKS (cost $780,251,914)		699,677,094

PREFERRED STOCKS — 0.2%
Automobile Manufacturers
Motors Liquidation Co., 1.50%	110,000	741,675

Financial – Bank & Trust — 0.1%
Wells Fargo & Co.,
Series L, 7.50%, CVT	1,000	931,000

Home Builders — 0.1%
M/I Homes, Inc., 9.75%	49,350	858,937

TOTAL PREFERRED STOCKS (cost $2,607,547)		2,531,612

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Ally Auto Receivables Trust,
Series 2010-1, Class A3
1.45%	05/15/14	Aaa	$510	509,949
Bank of America Auto Trust,
Series 2010-2, Class A3
1.31%	07/15/14	Aaa	590	591,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Centex Home Equity,
Series 2004-D, Class AF4
4.68%	06/25/32	Aaa	$600	$584,609
Chase Funding Mortgage Loan Asset Backed Certificates,
Series 2003-6, Class 1A4
4.499%	11/25/34	Aaa	575	556,677
Citifinancial Mortgage Securities, Inc.,
Series 2003-3, Class AF4
5.348%	08/25/33	Aaa	590	568,685
CNH Equipment Trust,
Series 2010-A, Class A3
1.54%	07/15/14	Aaa	1,280	1,287,402
HFC Home Equity Loan Asset Backed Certificates,
Series 2005-2, Class A1
0.618%(c)	01/20/35	Aaa	510	451,877
Home Equity Asset Trust,
Series 2005-2, Class M2
0.827%(c)	07/25/35	Baa2	650	580,818
HSBC Home Equity Loan Trust,
Series 2006-1, Class A1
0.508%(c)	01/20/36	Aaa	483	440,271
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.647%(c)	11/25/35	Baa1	103	65,911
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Class A3
1.42%	08/15/14	Aaa	550	553,347
Residential Asset Mortgage Products, Inc.,
Series 2006-NC1, Class A2
0.537%	01/25/36	B2	1,045	924,249
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.45%	02/25/32	Aaa	236	215,493

TOTAL ASSET-BACKED SECURITIES (cost $7,163,141)				7,331,038

BANK LOANS(c)(g) — 0.4%
Abitibi-Consolidated, Inc.
11.00%	03/31/11	B1	800	775,504
Calpine Corp.
5.00%	04/28/17	Ba3	500	494,197
CapMark Financial Group
2.42%	03/23/13	NR	1,370	496,625
4.75%	03/23/11	C	460	371,427
CCM Mergier, Inc.
8.50%	07/21/12	B3	300	295,500
Claire’s Stores, Inc.
3.04%	05/29/14	Caa2	226	187,653
3.04%	05/29/14	Caa2	755	626,553
Clear Channel Communications, Inc.
4.00%	01/29/16	Caa1	500	386,250
General Growth Properties
3.25%	12/31/49	C	611	630,831
High Plains Broadcasting
9.00%	09/14/16	Ba3	104	99,824
Idearc, Inc.
11.00%	12/31/15	NR	490	419,475

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c)(g) (continued)
Newport Television LLC
9.00%	09/14/16	B3	$396	$379,924
Texas Competitive Electric Holdings Co. LLC
3.79%	10/10/14	Caa2	5	3,392
3.85%	10/10/14	Caa2	891	656,403

TOTAL BANK LOANS (cost $5,977,367)				5,823,558

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889%	07/10/44	A+(d)	610	619,607
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	195	201,770
Freddie Mac,
Series 2564, Class VJ
5.50%	10/15/22	Aaa	1,000	1,101,308
Series 2832, Class PE
5.50%	01/15/33	Aaa	926	994,666
Series 3564, Class JA
4.00%	01/15/18	Aaa	828	872,278
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.657%(c)	10/25/45	B3	682	351,237
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB13, Class A4
5.457%(c)	01/12/43	Aaa	600	617,436
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.882%(c)	06/15/38	Aaa	525	563,788
Series 2006-C6, Class A4
5.372%	09/15/39	Aaa	525	542,934
Mastr Alternative Loans Trust,
Series 2003-9, Class 5A1
4.50%	12/25/18	AAA(d)	1,069	1,091,459
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
4.94%(c)	06/25/34	Aa3	350	337,039

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $7,183,336)				7,293,522

CONVERTIBLE BONDS — 1.1%
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
0.125%	02/01/11	A3	1,000	988,750
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
0.625%	05/01/13	NR	900	999,000

				1,987,750

Computers — 0.1%
EMC Corp.,
Sr. Unsec’d. Notes
1.75%	12/01/11	A-(d)	900	1,092,375

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
Diversified Financial Services
NASDAQ OMX Group, Inc. (The),
Sr. Unsec’d. Notes
2.50%	08/15/13	Baa3	$600	$569,250

Electronics
Tech Data Corp.,
Sr. Unsec’d. Notes
2.75%	12/15/26	Baa3	500	501,250

Forest Products & Paper
Rayonier TRS Holdings, Inc.,
Gtd. Notes
3.75%	10/15/12	BBB(d)	500	516,875

Healthcare Products
Medtronic, Inc.,
Sr. Unsec’d. Notes
1.50%	04/15/11	A1	585	581,344

Healthcare Services
Invitrogen Corp.,
Sr. Unsec’d. Notes
3.25%	06/15/25	BBB-(d)	710	798,750

Insurance — 0.1%
Swiss Re America Holding Corp.,
Gtd. Notes
3.25%(c)	11/21/21	A-(d)	920	841,533

Internet Software & Services
Symantec Corp.,
Sr. Unsec’d. Notes
1.00%	06/15/13	NR	500	508,125

Leisure — 0.1%
Carnival Corp.,
Gtd. Notes (Panama)
2.00%	04/15/21	A3	1,225	1,267,875

Media — 0.1%
Liberty Media LLC,
Sr. Unsec’d. Notes
3.125%	03/30/23	BB-(d)	1,000	1,046,250

Oil & Gas — 0.1%
Transocean, Inc.,
Sr. Unsec’d. Notes (Cayman Islands)
1.50%	12/15/37	Baa2	500	443,750
1.625%	12/15/37	Baa2	1,000	968,750

				1,412,500

Pharmaceuticals — 0.2%
Shire PLC,
Sr. Unsub. Notes (United Kingdom)
2.75%	05/09/14	NR	1,600	1,548,000
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes (Netherlands)
1.75%	02/01/26	A3	1,000	1,145,000

				2,693,000

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
Real Estate Investment Trusts — 0.3%
Boston Properties LP,
Sr. Notes
3.625%	02/15/14	A-	(d)	$550	$544,500
Sr. Unsec’d. Notes
2.875%	02/15/37	A-	(d)	550	542,438
3.75%	05/15/36	A-	(d)	1,000	1,035,000
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.75%	12/01/26	Baa2		1,000	1,058,750
ProLogis,
Sr. Unsec’d. Notes
3.25%	03/15/15	BBB-	(d)	471	420,956
Vornado Realty LP,
Sr. Unsec’d. Notes
3.875%	04/15/25	Baa2		829	891,175

					4,492,819

TOTAL CONVERTIBLE BONDS (cost $18,969,476)					18,309,696

CORPORATE BONDS — 13.9%
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
9.95%	11/10/38	Baa1		1,050	1,379,452

Airlines — 0.1%
American Airlines Pass Through-Trust, Series 2001-01,
Pass-Through Certificates
7.377%	05/23/19	Caa2		636	521,627
Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJ03,
Pass-Through Certificates
7.875%	07/02/18	Ba2		907	811,450
Delta Air Lines, Inc., Series 0710,
Pass-Through Certificates
8.954%	08/10/14	Ba3		409	404,879

					1,737,956

Auto Parts & Equipment
Affinia Group, Inc.,
Gtd. Notes
9.00%	11/30/14	B3		600	603,000

Automobile Manufacturers
Daimler Finance North America LLC,
Gtd. Notes
7.30%	01/15/12	A3		300	323,373
TRW Automotive, Inc.,
Gtd. Notes, 144A
7.25%	03/15/17	B3		175	169,750

					493,123

Banks — 0.3%
Branch Banking & Trust Co.,
Sub. Notes
0.784%(c)	05/23/17	Aa3		522	477,930

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
General Motors Acceptance Corp., Inc.,
Gtd. Notes
6.75%	12/01/14	B3	$500	$483,750
Rabobank Nederland NV,
Sr. Notes, 144A (Netherlands)
3.20%	03/11/15	Aaa	500	505,523
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
5.50%	11/18/14	A3	2,000	2,169,438
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes, 144A (Sweden)
5.125%	03/30/20	Aa2	770	789,040

				4,425,681

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	01/15/20	Baa2	600	646,556
Gtd. Notes, 144A
7.20%	01/15/14	Baa2	2,050	2,357,162

				3,003,718

Building Materials — 0.1%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
6.60%	04/15/18	Baa3	500	542,624
Owens Corning,
Gtd. Notes
6.50%	12/01/16	Ba1	840	893,751
7.00%	12/01/36	Ba1	400	398,055
US Concrete, Inc.,
Gtd. Notes(i)
8.375%	04/01/14	NR	350	182,000

				2,016,430

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	Baa3	150	166,065
8.55%	05/15/19	Baa3	180	220,340
Huntsman International LLC,
Gtd. Notes, 144A
5.50%	06/30/16	B1	250	218,750
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)
9.00%	05/15/15	B2	250	249,375
Lyondell Chemical Co.,
Sr. Sec’d. Notes
11.00%	05/01/18	B3	250	268,125
PPG Industries, Inc.,
Sr. Unsec’d. Notes
5.75%	03/15/13	Baa1	200	218,804
7.40%	08/15/19	Baa1	250	299,532

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (cont’d.)
Praxair, Inc.,
Sr. Unsec’d. Notes
4.375%	03/31/14	A2			$275	$297,749
Rhodia SA,
Sr. Unsec’d. Notes (France)
0.50%	01/01/14	B1		EUR	114	61,753

						2,000,493

Coal
Arch Coal, Inc.,
Gtd. Notes, 144A
8.75%	08/01/16	B1			250	260,625

Commercial Banks — 1.2%
Bank of America Corp.,
Sr. Unsec’d. Notes
4.50%	04/01/15	A2			2,990	3,022,056
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2			2,225	2,280,207
Bank of Nova Scotia,
Sr. Unsec’d. Notes (Canada)
3.40%	01/22/15	Aa1			120	123,907
Barclays Bank PLC,
Sr. Unsec’d. Notes (United Kingdom)
3.90%	04/07/15	Aa3			340	342,752
5.125%	01/08/20	Aa3			365	363,067
5.20%	07/10/14	Aa3			1,600	1,688,563
6.75%	05/22/19	Aa3			200	222,487
BB&T Corp.,
Notes, MTN
3.95%	04/29/16	A1			515	528,451
HSBC Bank USA NA,
Sub. Notes
4.625%	04/01/14	A1			200	210,644
7.00%	01/15/39	A1			1,200	1,348,657
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.00%	06/30/15	A3			350	365,189
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes (Germany)
3.25%	06/27/13	AAA	(d)		EUR 4,200	5,348,611
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes (United Kingdom)
4.875%	03/16/15	Aa3			1,800	1,790,932
Westpac Banking Corp.,
Sr. Unsec’d. Notes (Australia)
4.20%	02/27/15	Aa1			1,100	1,144,891
4.875%	11/19/19	Aa1			200	206,553

						18,986,967

Commercial Services — 0.3%
ACE Cash Express, Inc.,
Sr. Notes, 144A
10.25%	10/01/14	Caa1			750	611,250
Ford Holdings LLC,
Gtd. Notes
9.30%	03/01/30	Caa1			800	804,000

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services (continued)
Geo Group, Inc., (The),
Gtd. Notes, 144A
7.75%	10/15/17	B1		$250	$251,875
Hertz Corp. (The),
Gtd. Notes
10.50%	01/01/16	B3		264	273,900
R.R. Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.625%	06/15/20	Baa3		450	446,135
RSC Equipment Rental, Inc.,
Sr. Unsec’d. Notes
9.50%	12/01/14	Caa2		1,100	1,093,125
Service Corp. International,
Sr. Unsec’d. Notes
6.75%	04/01/15	B1		500	496,250
ServiceMaster Co. (The),
Gtd. Notes, PIK, 144A
10.75%	07/15/15	B3		250	258,750

					4,235,285

Computers — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	A1		820	1,054,317
8.00%	10/15/38	A1		150	211,545
Stratus Technologies, Inc.,
Sr. Sec’d. Notes, 144A
12.00%	03/29/15	B-	(d)	400	333,000
SunGard Data Systems, Inc.,
Gtd. Notes
10.25%	08/15/15	Caa1		500	516,250

					2,115,112

Containers & Packaging — 0.1%
Berry Plastics Corp.,
Sec’d. Notes
8.875%	09/15/14	Caa1		500	481,250
Sr. Sec’d. Notes, 144A
9.50%	05/15/18	Caa1		170	155,550
Graham Packaging Co., Inc.,
Gtd. Notes
9.875%	10/15/14	Caa1		500	511,250
Smurfit-Stone Escrow,
Notes
8.00%	06/30/30	NR		300	—
Solo Cup Co.,
Gtd. Notes
8.50%	02/15/14	Caa2		288	258,480

					1,406,530

Distribution/Wholesale
Intcomex, Inc.
Sr. Sec’d. Notes, 144A
13.25%	12/15/14	B3		500	515,625

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services — 1.8%
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13	A1		$150	$164,470
American Express Co.,
Sr. Unsec’d. Notes
7.00%	03/19/18	A3		320	369,086
American Express Credit Corp.,
Sr. Unsec’d. Notes
7.30%	08/20/13	A2		1,000	1,132,205
Capital One Bank USA NA,
Sub. Notes
8.80%	07/15/19	A3		1,200	1,498,093
Caterpillar Financial Services Corp.,
Notes
2.00%	04/05/13	A2		550	556,376
Chukchansi Economic Development Authority,
Sr. Unsec’d. Notes, 144A
8.00%	11/15/13	B3		775	542,500
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.00%	12/01/15	Caa1		400	397,250
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
8.00%	12/15/16	Ba3		250	255,648
General Electric Capital Corp.,
Sr. Unsec’d. Notes
5.50%	01/08/20	Aa2		1,050	1,109,593
5.90%	05/13/14	Aa2		1,550	1,710,915
6.00%	08/07/19	Aa2		1,850	2,002,756
Sr. Unsec’d. Notes, MTN
5.625%	09/15/17	Aa2		1,200	1,282,602
5.875%	01/14/38	Aa2		750	735,452
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.95%	01/18/18	A1		3,100	3,220,010
7.50%	02/15/19	A1		1,810	2,023,180
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.25%(c)	12/21/65	BB	(d)	250	160,313
International Lease Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	09/15/15	B1		250	236,875
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
8.50%	07/15/19	Baa2		200	224,652
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
6.40%	08/28/17	A2		1,355	1,412,903
Sr. Unsec’d. Notes, MTN
5.00%	01/15/15	A2		700	721,411
Morgan Stanley,
Sr. Unsec’d. Notes
5.50%	01/26/20	A2		405	391,797
6.00%	05/13/14	A2		2,200	2,331,089
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19	A2		1,050	1,015,784
6.625%	04/01/18	A2		1,385	1,451,666

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
PNC Funding Corp.,
Bank Gtd. Notes
5.125%	02/08/20	A3		$300	$311,945
6.70%	06/10/19	A3		160	183,358
SquareTwo Financial Corp.,
Sr. Sec’d. Notes, 144A
11.625%	04/01/17	B2		800	757,000
Teco Finance, Inc.,
Gtd. Notes
5.15%	03/15/20	Baa3		790	823,426
UCI Holdco, Inc.,
Sr. Unsec’d. Notes, PIK
8.537%(c)	12/15/13	Caa3		850	824,500
Universal City Development Partners Ltd.,
Sr. Sub. Notes, 144A
10.875%	11/15/16	B3		500	510,000
ZFS Finance USA Trust III,
Jr. Sub. Notes, 144A
1.687%(c)	12/15/65	A	(d)	500	451,250

					28,808,105

Diversified Manufacturing — 0.3%
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	B1		250	249,375
Colt Defense LLC/Colt Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.75%	11/15/17	B3		250	198,125
FGI Holding Co., Inc.,
Gtd. Notes, PIK, 144A
11.25%	10/01/15	B3		500	490,000
J.B. Poindexter & Co., Inc.,
Gtd. Notes
8.75%	03/15/14	Caa1		650	607,750
RBS Global, Inc./Rexnord LLC,
Gtd. Notes, 144A
8.50%	05/01/18	Caa1		250	242,500
Tyco Electronics Group SA,
Gtd. Notes (Luxembourg)
6.55%	10/01/17	Baa2		1,500	1,722,618
Tyco International Ltd./Tyco International Finance SA,
Gtd. Notes (Switzerland)
7.00%	12/15/19	Baa1		1,200	1,454,100

					4,964,468

Electric — 0.6%
Appalachian Power Co.,
Sr. Unsec’d. Notes
3.40%	05/24/15	Baa2		1,075	1,092,171
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.70%	06/15/40	A3		545	587,509
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
5.20%	08/15/19	Baa2		1,700	1,843,160
6.00%	11/30/17	Baa2		250	285,127

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
DTE Energy Co.,
Sr. Unsec’d. Notes
6.375%	04/15/33	Baa2	$505	$530,616
Edison Mission Energy,
Sr. Unsec’d. Notes
7.20%	05/15/19	B3	250	153,750
Enel Finance International SA,
Gtd. Notes, 144A (Luxembourg)
6.00%	10/07/39	A2	400	384,836
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.00%	03/15/19	Baa2	170	198,904
Midamerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.50%	09/15/37	Baa1	355	407,841
Mirant Americas Generation LLC,
Sr. Unsec’d. Notes
8.50%	10/01/21	B3	200	186,000
NiSource Finance Corp.,
Gtd. Notes
6.80%	01/15/19	Baa3	935	1,040,912
10.75%	03/15/16	Baa3	160	205,046
NRG Energy, Inc.,
Gtd. Notes
7.375%	02/01/16	B1	250	248,750
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
8.25%	10/15/18	A3	130	166,333
Progress Energy, Inc.,
Sr. Unsec’d. Notes
6.00%	12/01/39	Baa2	390	417,405
PSEG Power LLC,
Gtd. Notes, 144A
5.32%	09/15/16	Baa1	350	377,184
Public Service Electric & Gas Co.,
First Mortgage
2.70%	05/01/15	A2	155	156,784
Southern California Edison Co.,
First Mortgage
5.50%	03/15/40	A1	80	87,277
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.70%	05/15/20	Baa1	1,300	1,352,711

				9,722,316

Electronic Components & Equipment — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
6.875%	07/01/13	Baa3	200	220,762
Da-Lite Screen Co., Inc.,
Gtd. Notes, 144A
12.50%	04/01/15	B1	750	749,062

				969,824

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Entertainment — 0.1%
Peninsula Gaming LLC,
Gtd. Notes
10.75%	08/15/17	B3	$750	$746,250
Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A
9.375%	06/15/15	Caa2	750	594,375

				1,340,625

Environmental Control — 0.1%
Republic Services, Inc.,
Gtd. Notes, 144A
6.20%	03/01/40	Baa3	815	874,136
Waste Management, Inc.,
Gtd. Notes
4.75%	06/30/20	Baa3	920	945,783

				1,819,919

Financial – Bank & Trust — 1.4%
CIT Group, Inc.,
Sr. Sec’d. Notes
7.00%	05/01/16	B3	250	228,125
Citigroup, Inc.,
Sr. Unsec’d. Notes
6.00%	08/15/17	A3	1,650	1,713,905
6.125%	11/21/17	A3	1,200	1,253,172
6.50%	08/19/13	A3	1,850	1,970,577
Unsec’d. Notes
8.50%	05/22/19	A3	1,470	1,752,422
Credit Suisse New York,
Sr. Unsec’d. Notes (Switzerland)
5.30%	08/13/19	Aa1	505	535,328
Credit Suisse USA, Inc.,
Gtd. Notes
5.375%	03/02/16	Aa1	240	263,166
Credit Suisse,
Sub. Notes (Switzerland)
6.00%	02/15/18	Aa2	2,900	3,026,049
Discover Bank,
Sub. Notes
8.70%	11/18/19	Ba1	1,600	1,776,310
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.25%	05/01/13	Baa1	1,000	1,087,970
Lloyds TSB Bank PLC,
Bank Gtd. Notes, 144A (United Kingdom)
4.375%	01/12/15	Aa3	1,500	1,445,189
UBS AG,
Sr. Unsec’d. Notes (Switzerland)
3.875%	01/15/15	Aa3	250	248,763
5.875%	12/20/17	Aa3	1,700	1,799,409
Wachovia Bank NA,
Sub. Notes
5.00%	08/15/15	Aa3	600	630,628
6.00%	11/15/17	Aa3	250	272,418
Wachovia Corp.,
Sr. Unsec’d. Notes
5.75%	02/01/18	A1	1,400	1,533,767

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Financial – Bank & Trust (continued)
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.75%	10/01/14	A1	$2,250	$2,303,618

				21,840,816

Food — 0.3%
Chiquita Brands International, Inc.,
Sr. Unsec’d. Notes
8.875%	12/01/15	Caa2	500	496,250
Grupo Bimbo SAB de CV,
Gtd. Notes, 144A (Mexico)
4.875%	06/30/20	Baa2	390	391,944
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	600	642,930
6.125%	02/01/18	Baa2	1,150	1,305,133
6.50%	08/11/17	Baa2	150	174,228
6.50%	02/09/40	Baa2	800	894,663
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.00%	05/01/16	Ba3	250	247,500

				4,152,648

Food & Staples Retailing — 0.1%
Kroger Co. (The),
Gtd. Notes
5.00%	04/15/13	Baa2	1,000	1,070,346

Forest Products & Paper — 0.2%
Abitibi-Consolidated Co. of Canada,
Gtd. Notes (Canada)(i)
6.00%	06/20/13	NR	75	10,687
Abitibi-Consolidated, Inc., (i)
Sr. Unsec’d. Notes (Canada)
7.50%	04/01/28	NR	13	1,853
8.50%	08/01/29	NR	676	96,330
8.55%	08/01/10	Ba3	53	7,553
8.85%	08/01/30	NR	179	25,507
Appleton Papers, Inc.,
Sr. Sec’d. Notes, 144A
10.50%	06/15/15	B1	410	387,450
International Paper Co.,
Sr. Unsec’d. Notes
7.95%	06/15/18	Baa3	1,000	1,190,591
NewPage Corp.,
Sr. Sec’d. Notes
11.375%	12/31/14	B2	700	635,250

				2,355,221

Gaming
Isle of Capri Casinos, Inc.,
Gtd. Notes
7.00%	03/01/14	Caa1	750	675,000

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Gas
Atmos Energy Corp.,
Sr. Unsec’d. Notes
4.95%	10/15/14	Baa2		$120	$130,095
Sempra Energy,
Sr. Unsec’d. Notes
6.00%	10/15/39	Baa1		150	159,156
9.80%	02/15/19	Baa1		140	185,915

					475,166

Health Care & Pharmaceutical
Catalent Pharma Solutions, Inc.,
Gtd. Notes, PIK
10.25%	04/15/15	Caa1		615	586,145

Healthcare Products — 0.1%
Biomet, Inc.,
Gtd. Notes, PIK
10.375%	10/15/17	B3		500	537,500
Covidien International Finance SA,
Gtd. Notes (Luxembourg)
1.875%	06/15/13	Baa1		1,000	1,006,201
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
10.875%	11/15/14	B3		250	262,500

					1,806,201

Healthcare Services — 0.2%
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15	B3		250	257,812
HCA, Inc.,
Sr. Sec’d. Notes, PIK
9.625%	11/15/16	B2		500	535,000
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB-	(d)	250	236,875
Multiplan, Inc.,
Sr. Sub. Notes, 144A
10.375%	04/15/16	Caa1		400	410,000
OnCure Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.75%	05/15/17	B2		200	192,000
Radiation Therapy Services, Inc.,
Sr. Sub. Notes, 144A
9.875%	04/15/17	Caa1		90	86,400
Select Medical Corp.,
Gtd. Notes
7.625%	02/01/15	B3		500	470,000
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
9.25%	02/01/15	Caa1		250	258,125
United Surgical Partners International, Inc.,
Gtd. Notes, PIK
9.25%	05/01/17	Caa1		250	250,000

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Healthcare Services (continued)
US Oncology, Inc.,
Sr. Sec’d. Notes
9.125%	08/15/17	Ba3	$250	$256,875

				2,953,087

Home Builders — 0.1%
K Hovnanian Enterprises, Inc.,
Sr. Sec’d. Notes
10.625%	10/15/16	B1	700	700,000

Home Furnishings
Sealy Mattress Co.,
Gtd. Notes
8.25%	06/15/14	Caa1	500	501,250

Hotels, Restaurants & Leisure
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
6.25%	03/15/18	Baa3	355	407,607

Household Products/Wares — 0.1%
ACCO Brands Corp.,
Sr. Sec’d. Notes
10.625%	03/15/15	B1	500	542,500
Jarden Corp.,
Gtd. Notes
7.50%	05/01/17	B3	500	490,000

				1,032,500

Insurance — 0.3%
Axis Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20	Baa1	65	62,285
Genworth Financial, Inc.,
Sr. Unsec’d. Notes
7.70%	06/15/20	Baa3	100	99,892
Jackson National Life Global Funding,
Sr. Sec’d. Notes, 144A
5.375%	05/08/13	A1	190	204,117
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
10.75%(c)	06/15/58	Baa3	750	810,000
MetLife, Inc.,
Sr. Unsec’d. Notes
6.75%	06/01/16	A3	1,450	1,640,456
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.50%	01/11/13	Aa3	300	303,402
5.125%	06/10/14	Aa3	250	271,581
New York Life Global Funding,
Sr. Sec’d. Notes
3.00%	05/04/15	Aaa	200	201,556
Pacific Life Global Funding,
Sr. Notes, 144A
5.00%	05/15/17	A1	200	204,694
Principal Life Income Funding Trusts,
Sr. Sec’d. Notes, MTN
5.30%	12/14/12	Aa3	160	172,336

				3,970,319

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Investment Company — 0.1%
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A (Canada)
5.80%	11/15/16	Baa2		$1,150	$1,232,784

Lodging — 0.1%
Harrah’s Operating Co., Inc.,
Sr. Sec’d. Notes
10.00%	12/15/18	CCC	(d)	900	738,000
11.25%	06/01/17	Caa1		250	263,125
MGM Mirage,
Gtd. Notes
5.875%	02/27/14	CCC+	(d)	250	198,125

					1,199,250

Media — 0.9%
CBS Corp.,
Gtd. Notes
5.50%	05/15/33	Baa3		1,070	982,686
5.75%	04/15/20	Baa3		34	36,493
7.875%	07/30/30	Baa3		80	92,625
Cequel Communications Holdings I LLC and Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3		250	249,062
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.25%	12/15/17	B2		500	502,500
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	Baa1		160	220,713
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22	Baa1		315	444,080
Comcast Corp.,
Gtd. Notes
6.30%	11/15/17	Baa1		1,150	1,312,924
6.40%	03/01/40	Baa1		810	871,817
COX Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27	Baa3		125	143,901
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
7.625%	05/15/16	Baa3		1,500	1,629,375
Discovery Communications LLC,
Gtd. Notes
6.35%	06/01/40	Baa2		790	844,263
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19	Ba3		500	520,000
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2		850	1,000,100
NBC Universal, Inc.,
Sr. Unsec’d. Notes, 144A
3.65%	04/30/15	Baa2		1,000	1,022,600
News America, Inc.,
Gtd. Notes
6.65%	11/15/37	Baa1		460	516,261
7.25%	05/18/18	Baa1		300	360,871

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Quebecor Media, Inc.,
Sr. Unsec’d. Notes (Canada)
7.75%	03/15/16	B2		$500	$494,670
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
8.75%	04/01/15	Caa1		750	738,750
Time Warner Cable, Inc.,
Gtd. Notes
6.75%	06/15/39	Baa2		450	497,125
8.25%	04/01/19	Baa2		300	368,941
8.75%	02/14/19	Baa2		200	252,348
Time Warner, Inc.,
Gtd. Notes
6.875%	05/01/12	Baa2		1,450	1,579,694
Viacom, Inc.,
Sr. Unsec’d. Notes
6.875%	04/30/36	Baa2		225	254,715

					14,936,514

Mining — 0.2%
Barrick Australian Finance Pty Ltd.,
Gtd. Notes (Australia)
5.95%	10/15/39	Baa1		350	372,973
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
8.95%	05/01/14	Baa1		125	151,617
Teck Resources Ltd.,
Sr. Sec’d. Notes (Canada)
9.75%	05/15/14	Baa3		1,565	1,849,542
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.875%	11/21/36	Baa2		1,000	1,042,511

					3,416,643

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
4.25%	02/15/15	Baa2		1,805	1,868,709
6.75%	02/01/17	Baa2		200	225,062

					2,093,771

Oil & Gas — 0.7%
Alon Refining Krotz Springs, Inc.,
Sr. Sec’d. Notes
13.50%	10/15/14	B+	(d)	400	386,000
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
8.70%	03/15/19	Baa3		350	330,452
BP Capital Markets PLC,
Gtd. Notes (United Kingdom)
3.875%	03/10/15	Aa2		200	170,431
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes, 144A (Canada)
4.50%	09/15/14	Baa2		1,850	1,976,150
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.50%	07/01/17	Ba2		80	79,600

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
ConocoPhillips,
Gtd. Notes
6.50%	02/01/39	A1	$1,170	$1,412,914
Global Geophysical Services, Inc.,
Gtd. Notes, 144A
10.50%	05/01/17	B3	75	72,000
Helix Energy Solutions Group, Inc.,
Gtd. Notes, 144A
9.50%	01/15/16	B3	250	230,000
Nexen, Inc.,
Sr. Unsec’d. Notes (Canada)
6.40%	05/15/37	Baa3	840	875,965
Petro-Canada,
Sr. Unsec’d. Notes (Canada)
6.05%	05/15/18	Baa2	186	207,987
Pioneer Drilling Co.,
Sr. Notes, 144A
9.875%	03/15/18	B3	500	490,000
Shell International Finance BV,
Gtd. Notes (Netherlands)
4.375%	03/25/20	Aa1	2,025	2,093,303
Suncor Energy, Inc.,
Sr. Unsec’d. Notes (Canada)
6.10%	06/01/18	Baa2	1,850	2,083,829
Talisman Energy, Inc.,
Sr. Unsec’d. Notes (Canada)
7.75%	06/01/19	Baa2	145	178,014
Western Refining, Inc.,
Sr. Sec’d. Notes, 144A
10.75%(c)	06/15/14	B3	244	219,600
11.25%	06/15/17	B3	266	242,060
XTO Energy, Inc.,
Sr. Unsec’d. Notes
6.25%	08/01/17	Aaa	60	71,446

				11,119,751

Pharmaceuticals — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.30%	05/27/40	A1	390	409,279
Elan Finance PLC/Elan Finance Corp.,
Gtd. Notes, 144A (Ireland)
8.75%	10/15/16	B2	200	194,250
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.20%	03/15/39	A1	890	1,169,975
Wyeth,
Gtd. Notes
5.50%	02/01/14	A1	200	224,668

				1,998,172

Pipelines — 0.4%
CenterPoint Energy Resource Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/13	Baa3	100	114,587

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pipelines (continued)
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
6.75%	09/15/37	Baa2	$350	$369,667
Enterprise Products Operating LLC,
Gtd. Notes
7.55%	04/15/38	Baa3	850	989,662
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
6.50%	09/01/39	Baa2	600	618,307
6.85%	02/15/20	Baa2	600	682,848
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
6.65%	01/15/37	Baa3	725	724,084
Spectra Energy Capital LLC,
Gtd. Notes
6.20%	04/15/18	Baa2	380	421,164
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes (Canada)
6.10%	06/01/40	A3	630	677,923
Williams Partners LP/Williams Partners Finance Co.,
Sr. Unsec’d. Notes
7.25%	02/01/17	Baa3	1,380	1,566,601

				6,164,843

Real Estate Investment Trusts — 0.2%
Duke Realty LP,
Sr. Unsec’d. Notes
6.75%	03/15/20	Baa2	610	640,821
Host Hotels and Resorts LP,
Gtd. Notes
6.75%	06/01/16	Ba1	250	247,188
HRPT Properties Trust,
Sr. Unsec’d. Notes
6.65%	01/15/18	Baa2	185	191,093
Simon Property Group LP,
Sr. Unsec’d. Notes
5.625%	08/15/14	A3	1,060	1,147,990
6.125%	05/30/18	A3	255	281,463
6.75%	05/15/14	A3	1,000	1,123,920

				3,632,475

Retail — 0.5%
Blockbuster, Inc.,
Sr. Sec’d. Notes, 144A
11.75%	10/01/14	B3	250	162,500
Games Merger Corp.,
Sr. Notes, 144A
11.00%	06/01/18	B3	10	10,200
JC Penney Co., Inc.,
Sr. Unsec’d. Notes
5.65%	06/01/20	Ba1	795	777,113
Landry’s Restaurants, Inc.,
Sr. Sec’d. Notes
11.625%	12/01/15	B3	200	207,000
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.80%	04/15/40	A1	580	641,783

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Retail (continued)
Macy’s Retail Holdings, Inc.,
Gtd. Notes
8.875%	07/15/15	Ba2	$875	$964,688
Michaels Stores, Inc.,
Gtd. Notes
13.00%	11/01/16	Caa3	900	801,000
NBC Acquisition Corp.,
Sr. Disc. Notes
11.00%	03/15/13	Caa2	900	805,500
Neiman Marcus Group, Inc. (The),
Gtd. Notes, PIK
9.00%	10/15/15	Caa2	250	250,625
Nordstrom, Inc.,
Sr. Unsec’d. Notes
6.75%	06/01/14	Baa2	1,300	1,510,692
Real Mex Restaurants, Inc.,
Sr. Sec’d. Notes
14.00%	01/01/13	B3	500	497,500
Rite Aid Corp.,
Gtd. Notes
9.50%	06/15/17	Caa3	1,000	792,500
Sr. Sec’d. Notes
7.50%	03/01/17	Caa2	250	221,250
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.50%	08/15/37	Aa2	750	908,310

				8,550,661

Retail & Merchandising — 0.1%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
6.125%	09/15/39	Baa2	1,065	1,138,417
Target Corp.,
Sr. Unsec’d. Notes
7.00%	01/15/38	A2	500	638,726

				1,777,143

Savings & Loan — 0.1%
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A (United Kingdom)
4.65%	02/25/15	Aa3	1,150	1,174,213
Semiconductors — 0.1%
Amkor Technologies, Inc.,
Sr. Notes
9.25%	06/01/16	Ba3	250	261,875
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
9.25%	04/15/18	B2	745	733,825

				995,700

Software — 0.1%
First Data Corp.,
Gtd. Notes
9.875%	09/24/15	Caa1	500	380,000

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp.,
Sr. Unsec’d. Notes
6.125%	07/08/39	A2	$550	$643,265
6.50%	04/15/38	A2	200	242,691

				1,265,956

Telecommunications — 1.5%
America Movil SAB de CV,
Gtd. Notes, 144A (Mexico)
5.00%	03/30/20	A2	1,570	1,622,082
Angel Lux Common SA,
Sr. Sec’d. Notes, 144A (Luxembourg)
8.875%	05/01/16	B1	500	513,750
AT&T Corp.,
Gtd. Notes
8.00%	11/15/31	A2	240	308,931
AT&T, Inc.,
Sr. Unsec’d. Notes
5.60%	05/15/18	A2	200	222,483
5.80%	02/15/19	A2	895	1,007,629
6.30%	01/15/38	A2	1,200	1,302,220
Avaya, Inc.,
Gtd. Notes
9.75%	11/01/15	Caa2	250	234,375
BellSouth Telecommunications, Inc.,
Sr. Unsec’d. Notes
7.00%	10/01/25	A2	680	774,075
British Telecommunications PLC,
Sr. Unsec’d. Notes (United Kingdom)
9.625%	12/15/30	Baa2	1,010	1,232,624
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.50%	01/15/40	A1	850	890,894
Digicel Ltd.,
Sr. Notes, 144A (Bermuda)
8.25%	09/01/17	B1	250	247,500
France Telecom SA,
Sr. Unsec’d. Notes (France)
8.50%	03/01/31	A3	80	110,088
GCI, Inc.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/19	B2	500	498,750
Intelsat Jackson Holdings SA, (Luxembourg)
Gtd. Notes
11.25%	06/15/16	Caa2	250	266,250
Gtd. Notes, 144A
8.50%	11/01/19	B3	250	252,500
Intelsat Luxembourg SA,
Gtd. Notes, PIK (Luxembourg)
11.50%	02/04/17	Caa3	750	748,125
Level 3 Financing, Inc.,
Gtd. Notes, 144A
10.00%	02/01/18	Caa1	750	663,750
MetroPCS Wireless, Inc.,
Gtd. Notes
9.25%	11/01/14	B3	250	257,500

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
PAETEC Holding Corp.,
Gtd. Notes
8.875%	06/30/17	B1		$250	$250,000
9.50%	07/15/15	Caa1		250	243,125
Portugal Telecom International Finance BV,
Sr. Unsec’d. Notes (Netherlands)
4.125%	08/28/14	BBB	(d)	EUR 400	494,203
Qwest Communications International, Inc.,
Gtd. Notes
7.50%	02/15/14	Ba3		250	250,625
Rogers Communications, Inc.,
Gtd. Notes (Canada)
6.375%	03/01/14	Baa2		954	1,082,380
Sprint Capital Corp.,
Gtd. Notes
8.75%	03/15/32	Ba3		500	477,500
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
4.95%	09/30/14	Baa2		1,050	1,052,106
6.175%	06/18/14	Baa2		700	731,806
6.999%	06/04/18	Baa2		950	1,011,905
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
0.674%(c)	02/04/13	Baa1		1,500	1,446,325
6.221%	07/03/17	Baa1		120	130,524
7.045%	06/20/36	Baa1		700	774,459
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.10%	04/15/18	A3		1,200	1,362,334
6.90%	04/15/38	A3		1,015	1,186,242
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30	A3		200	249,230
Verizon Pennsylvania, Inc.,
Sr. Unsec’d. Notes
8.35%	12/15/30	Baa1		500	593,343
Windstream Corp.,
Gtd. Notes
8.625%	08/01/16	Ba3		500	503,750

					22,993,383

Telecommunications – Cellular
Vodafone Group PLC
Sr. Unsec’d. Notes (United Kingdom)
6.15%	02/27/37	Baa1		350	362,896

Tobacco — 0.1%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.65%	05/16/18	A2		1,350	1,476,796

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.75%	03/15/18	Baa1		600	673,862
5.75%	05/01/40	A3		750	793,267

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Transportation (continued)
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes (Canada)
7.25%	05/15/19	Baa3			$1,100	$1,309,776
CSX Corp.,
Sr. Unsec’d. Notes
6.25%	04/01/15	Baa3			90	103,506
7.375%	02/01/19	Baa3			100	122,487
Union Pacific Corp.,
Sr. Unsec’d. Notes
7.875%	01/15/19	Baa2			240	305,546

						3,308,444

TOTAL CORPORATE BONDS (cost $220,035,701)						221,030,955

FOREIGN GOVERNMENT BONDS — 0.4%
Australia Government Bond,
Sr. Unsec’d. Notes (Australia)
4.00%	08/20/20	Aaa		AUD	2,000	2,724,798
Bundesobligation,
Bonds (Germany)
4.00%	10/11/13	Aaa		EUR	1,000	1,347,535
Bundesrepublik Deutschland,
Bonds (Germany)
4.25%	01/04/14	Aaa		EUR	1,000	1,359,665
Province of Ontario Canada,
Sr. Unsec’d. Notes (Canada)
2.70%	06/16/15	Aa1			350	357,130

TOTAL FOREIGN GOVERNMENT BONDS (cost $6,216,166)						5,789,128

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.3%
ABN AMRO Mortgage Corp.,
Series 2003-9, Class A1
4.50%	08/25/18	AAA	(d)		545	557,828
American Home Mortgage Assets,
Series 2006-2, Class 1A1
1.423%(c)	09/25/46	B3			822	439,313
Series 2006-2, Class 2A1
0.537%(c)	09/25/46	B2			775	361,491
Banc of America Alternative Loan Trust,
Series 2003-7, Class 2A4
5.00%	09/25/18	Aa1			339	345,871
Series 2004-1, Class 1A1
6.00%	02/25/34	Aaa			414	427,773
Series 2004-6, Class 4A1
5.00%	07/25/19	Aaa			718	729,547
Banc of America Funding Corp.,
Series 2006-1, Class 2A1
5.50%	01/25/36	Ba2			107	100,650
Series 2010-R5, Class 5A6, 144A(c)
0.645%	05/26/37	Aaa			474	461,468
Banc of America Mortgage Securities, Inc.,
Series 2005-10, Class 1A13
5.50%	11/25/35	Baa1			51	48,734

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
4.988%	07/25/33	Aaa		$666	$684,641
Chase Mortgage Finance Corp.,
Series 2003-S12, Class 1A1
4.75%	12/25/18	AAA	(d)	552	569,065
Series 2003-S13, Class A2
5.00%	11/25/33	AAA	(d)	915	939,847
Citimortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.50%	04/25/36	Caa1		1,003	783,811
Countrywide Alternative Loan Trust,
Series 2003-13T1, Class A10
3.00%	08/25/33	AAA	(d)	1,244	1,220,729
Countrywide Asset-Backed Certificates,
Series 2005-12, Class 1A4
5.323%	02/25/36	Ba1		250	235,127
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J13, Class 1A7
5.25%	01/25/34	AAA	(d)	706	697,302
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
3.03%	10/25/33	Aa1		376	345,639
Series 2004-AR3, Class 6M1
1.447%(c)	04/25/34	Aa2		368	310,903
Series 2004-AR5, Class 7A2
2.708%(c)	06/25/34	A1		442	433,042
Credit Suisse Mortgage Capital Certificates,
Series 2006-C2, Class A3
5.846%	03/15/39	Aaa		400	416,065
CW Capital Cobalt Ltd.,
Series 2006-C1, Class A4
5.223%	08/15/48	AA-	(d)	580	579,409
Fannie Mae,
Series 1993-119, Class H
6.50%	07/25/23	Aaa		1,039	1,137,466
Series 1997-33, Class PA
8.50%	06/18/27	Aaa		1,079	1,217,122
Series 1997-57, Class PN
5.00%	09/18/27	Aaa		636	701,109
Series 1999-W4, Class A9
6.25%	02/25/29	Aaa		1,185	1,264,052
Series 2002-26, Class A2
7.50%	01/25/48	Aaa		870	992,457
Series 2002-T1, Class A2
7.00%	11/25/31	Aaa		1,210	1,360,585
Series 2003-18, Class A1
6.50%	12/25/42	Aaa		743	825,317
Series 2003-21, Class OU
5.50%	03/25/33	Aaa		1,100	1,207,014
Series 2003-24, Class MZ
5.50%	04/25/33	Aaa		1,161	1,274,165
Series 2003-86, Class OE
5.00%	03/25/32	Aaa		370	394,976
Series 2003-122, Class KA
4.50%	12/25/18	Aaa		929	918,376

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae (continued)
Series 2003-W2, Class 2A9
5.90%	07/25/42	Aaa	$380	$418,235
Series 2003-W3, Class 2A5
5.356%	06/25/42	Aaa	965	1,040,923
Series 2003-W6, Class 1A41
5.398%	10/25/42	Aaa	912	973,181
Series 2003-W6, Class 3A
6.50%	09/25/42	Aaa	919	998,059
Series 2003-W12, Class 2A7
4.68%	06/25/43	Aaa	981	1,051,111
Series 2004-60, Class PA
5.50%	04/25/34	Aaa	667	715,203
Series 2004-68, Class LC
5.00%	09/25/29	Aaa	1,170	1,279,563
Series 2004-W2, Class 5A
7.50%	03/25/44	Aaa	1,063	1,212,597
Series 2004-W6, Class 3A4
6.50%	07/25/34	Aaa	979	1,080,269
Series 2004-W8, Class 2A
6.50%	06/25/44	Aaa	1,046	1,159,101
Series 2004-W11, Class 1A1
6.00%	05/25/44	Aaa	945	1,039,025
Series 2005-14, Class ME
5.00%	10/25/33	Aaa	275	296,250
Series 2005-22, Class DA
5.50%	12/25/34	Aaa	591	648,261
Series 2005-30, Class UG
5.00%	04/25/35	Aaa	625	675,601
Series 2005-84, Class XM
5.75%	10/25/35	Aaa	652	729,878
Series 2005-87, Class QZ
5.00%	10/25/35	Aaa	611	668,755
Series 2005-110, Class GL
5.50%	12/25/35	Aaa	562	619,017
Series 2005-110, Class MJ
5.50%	01/25/33	Aaa	1,921	2,042,907
Series 2005-W1, Class 1A2
6.50%	10/25/44	Aaa	684	757,530
Series 2005-W4, Class 1A1
6.00%	08/25/35	Aaa	768	844,506
Series 2006-43, Class SD
6.253%(c)	06/25/36	Aaa	1,540	203,569
Series 2006-61, Class GS
24.174%(c)	07/25/36	Aaa	587	608,714
Series 2006-65, Class TE
5.50%	05/25/35	Aaa	740	811,384
Series 2006-81, Class NC
6.00%	02/25/33	Aaa	1,250	1,322,841
Series 2006-115, Class OM, PO
3.00%(t)	12/25/36	Aaa	323	319,252
Series 2007-23, Class BC
6.00%	02/25/36	Aaa	539	570,470
Series 2007-46, Class PA
6.00%	04/25/37	Aaa	1,855	1,974,805

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae (continued)
Series 2007-W10, Class 2A
6.151%	08/25/47	Aaa	$1,240	$1,379,998
Series 2008-68, Class VK
5.50%	03/25/27	Aaa	935	1,027,959
Series 2008-95, Class AI, IO
5.00%	12/25/23	Aaa	1,778	165,864
Series 2009-62, Class WA
5.554%	08/25/39	Aaa	2,619	2,904,202
Series 2010-10, Class NT
5.00%	02/25/40	Aaa	1,290	1,403,700
Series 2010-43, Class CI, IO
4.50%	02/25/25	Aaa	4,077	426,383
Series 2010-64, Class DM
5.00%	06/25/40	Aaa	1,192	1,288,666
Series G93-17, Class S, IO
8.625%(c)	04/25/23	Aaa	799	161,986
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.00%	09/25/43	Aaa	1,207	1,368,186
Freddie Mac,
Series 2378, Class PE
5.50%	11/15/16	Aaa	920	989,670
Series 2517, Class VD
5.50%	09/15/20	Aaa	749	759,808
Series 2535, Class AW
5.50%	12/15/32	Aaa	982	1,087,298
Series 2557, Class HL
5.30%	01/15/33	Aaa	2,483	2,662,042
Series 2561, Class UE
5.50%	06/15/22	Aaa	837	891,691
Series 2595, Class GC
0.53%	04/15/23	Aaa	827	921,266
Series 2600, Class MD
5.50%	06/15/32	Aaa	875	939,671
Series 2611, Class TM
10.00%(c)	05/15/33	Aaa	274	316,157
Series 2626, Class JC
5.00%	06/15/23	Aaa	1,608	1,756,541
Series 2628, Class AB
4.50%	06/15/18	Aaa	1,153	1,223,584
Series 2643, Class SA
43.227%(c)	03/15/32	Aaa	176	306,037
Series 2663, Class JA
5.00%	08/15/18	Aaa	925	974,691
Series 2677, Class ME
5.00%	03/15/32	Aaa	375	404,968
Series 2691, Class VU
5.50%	08/15/23	Aaa	1,000	1,110,162
Series 2694, Class QH
4.50%	03/15/32	Aaa	225	243,714
Series 2707, Class KJ
5.00%	11/15/18	Aaa	1,159	1,225,515
Series 2735, Class SJ
11.834%(c)	01/15/34	Aaa	184	186,413

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac (continued)
Series 2827, Class QE
5.50%	03/15/33	Aaa	$1,400	$1,502,993
Series 2885, Class LZ
6.00%	11/15/34	Aaa	866	967,095
Series 2893, Class PE
5.00%	11/15/34	Aaa	915	992,404
Series 2897, Class EO, PO
17.952%(t)	10/15/31	Aaa	422	389,771
Series 2921, Class MD
5.00%	06/15/33	Aaa	2,000	2,016,570
Series 2922, Class SU
13.601%(c)	02/15/35	Aaa	317	328,667
Series 2944, Class OH
5.50%	03/15/35	Aaa	1,750	1,937,809
Series 2988, Class TY
5.50%	06/15/25	Aaa	1,000	1,102,963
Series 3031, Class AG
5.00%	02/15/34	Aaa	1,000	1,089,373
Series 3080, Class VB
5.00%	06/15/25	Aaa	1,000	1,096,351
Series 3151, Class PD
6.00%	11/15/34	Aaa	1,400	1,515,316
Series 3383, Class KB
5.50%	11/15/27	Aaa	1,140	1,279,832
Series 3406, Class B
6.00%	01/15/38	Aaa	1,360	1,489,625
Series 3419, Class AP
5.00%	04/15/33	Aaa	1,000	1,047,234
Series 3456, Class JA
5.00%	04/15/26	Aaa	779	811,830
Series 3609, Class SA, IO
5.99%(c)	12/15/39	Aaa	3,570	443,996
Series 3668, Class GT
7.15%	07/01/40	Aaa	775	875,750
Government National Mortgage Assoc.,
Series 2002-84, Class PH
6.00%	11/16/32	Aaa	1,665	1,903,012
Series 2003-28, Class TG
5.50%	05/20/32	Aaa	300	304,398
Series 2003-58, Class PC
5.00%	07/20/33	Aaa	1,666	1,774,264
Series 2003-86, Class ZC
4.50%	10/20/33	Aaa	809	830,440
Series 2004-28, Class ST, IO
1.08%(c)	04/20/34	Aaa	21,459	323,008
Series 2007-53, Class GB
5.50%	10/20/33	Aaa	250	269,078
Series 2007-58, Class SD, IO
6.143%(c)	10/20/37	Aaa	6,021	575,595
Series 2008-47, Class ML
5.25%	06/16/38	Aaa	760	822,531
Series 2008-62, Class SA, IO
5.803%(c)	07/20/38	Aaa	2,448	182,043
Series 2008-79, Class SA, IO
7.203%(c)	09/20/38	Aaa	3,015	323,384

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., (continued)
Series 2009-36, Class IE, IO
1.00%(c)	09/20/38	Aaa	$15,055	$264,863
Series 2009-127, Class IA, IO
0.45%(c)	09/20/38	Aaa	24,823	229,673
Series 2010-31, Class SK, IO
5.753%(c)	11/20/34	Aaa	1,892	221,115
GSR Mortgage Loan Trust,
Series 2003-7F, Class 1A4
5.25%	06/25/33	AAA(d)	508	540,250
Series 2004-11, Class 1A1
3.695%	09/25/34	A2	314	271,851
Series 2005-5F, Class 2A3
5.50%	06/25/35	Aa1	754	763,497
JPMorgan Mortgage Trust,
Series 2005-S2, Class 1A1
4.50%	08/25/20	BB-(d)	698	664,083
Series 2006-A2, Class 5A1
3.367%	11/25/33	Aaa	274	262,532
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
2.959%(c)	11/21/34	Aa2	560	484,469
Mastr Alternative Loans Trust,
Series 2004-1, Class 4A1
5.50%	02/25/34	AAA(d)	460	464,539
Mastr Asset Securitization Trust,
Series 2004-6, Class 3A1
5.25%	07/25/19	AAA(d)	1,203	1,226,502
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.838%(c)	05/12/39	Aaa	600	640,975
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.80%	01/13/41	Aaa	370	388,206
Morgan Stanley Dean Witter Capital I,
Series 2003-HYB1, Class A3
1.83%(c)	03/25/33	Aaa	854	804,417
Prime Mortgage Trust,
Series 2004-CL1, Class 1A1
6.00%	02/25/34	AAA(d)	1,061	1,096,303
Residential Funding Mortgage Securities I,
Series 2004-S9, Class 1A6
5.50%	12/25/34	AA(d)	368	380,454
Series 2006-S12, Class 2A2
6.00%	12/25/36	Baa1	757	704,582
Structured Asset Securities Corp.,
Series 2003-22A, Class 3A
2.739%	06/25/33	A1	330	316,130
Series 2004-7, Class 2A1
5.359%	05/25/24	Aaa	675	691,050
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
0.717%(c)	09/25/44	Aa2	1,421	1,307,331
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-1, Class 1A3
4.75%	02/25/18	Aaa	794	814,111

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2003-F, Class A1
4.854%(c)	06/25/33	Aaa	$1,138	$1,158,407
Series 2004-7, Class 2A2
5.00%	07/25/19	AAA(d)	492	513,039
Series 2004-B, Class A1
4.896%(c)	02/25/34	Aaa	453	463,999
Series 2005-AR9, Class 3A1
2.888%	05/25/35	B1	772	722,412
Series 2005-AR13, Class A1
5.293%(c)	05/25/35	Ba3	627	615,022
Series 2006-11, Class A8
6.00%	09/25/36	Caa1	54	47,177
Series 2007-11, Class A85
6.00%	08/25/37	Caa1	877	780,686
Series 2007-11, Class A96
6.00%	08/25/37	Ba3	105	92,138

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $113,781,758)				115,293,218

U.S. GOVERNMENT AGENCY OBLIGATION — 0.6%
Federal Home Loan Bank (cost $8,956,045)
5.00%	11/17/17		8,000	9,129,104

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 3.0%
Federal Home Loan Mortgage Corp.
5.712%(c)	10/01/36		465	490,456
6.00%	08/01/21-12/01/36		12,623	13,769,913
6.50%	10/01/22-05/01/37		4,212	4,640,466
7.00%	09/01/36		1,182	1,316,686
Federal National Mortgage Assoc.
2.417%(t)	07/05/14		2,800	2,542,574
5.00%	12/01/19-02/01/35		2,123	2,276,817
6.00%	01/01/24-08/01/37		14,787	16,101,313
6.50%	09/01/22-10/01/38		4,685	5,119,213
7.00%	05/01/17		441	484,897
Government National Mortgage Assoc.
6.50%	01/15/33		730	818,236

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $47,122,277)				47,560,571

U.S. TREASURY OBLIGATIONS — 14.1%
U.S. Treasury Bonds
3.50%	05/15/20		4,350	4,552,536
3.625%	02/15/20		520	549,412
4.625%	02/15/40		1,555	1,747,916
U.S. Treasury Notes
0.875%	01/31/11(k)		26,985	27,081,984
1.125%	06/30/11(k)		45	45,325
1.875%	06/30/15		370	371,416
2.125%	05/31/15		535	544,197
2.375%	10/31/14-03/31/16		36,000	36,964,260
2.625%	12/31/14		15,000	15,623,430
3.00%	09/30/16-02/28/17		41,640	43,405,617

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.75%	11/15/18		$3,000	$3,232,500
3.875%	05/15/18		3,000	3,278,907
4.00%	02/15/15		5,000	5,518,360
7.50%	11/15/16		3,500	4,586,092
8.125%	08/15/19		11,500	16,383,912
8.875%	08/15/17-02/15/19		29,650	43,035,063
U.S. Treasury Strip Coupon
2.613%(t)	08/15/17		5,000	4,155,360
2.797%(t)	08/15/18		8,500	6,782,201
3.131%(t)	08/15/19		8,390	6,318,341

TOTAL U.S. TREASURY OBLIGATIONS (cost $214,833,740)				224,176,829

TOTAL LONG-TERM INVESTMENTS (cost $1,433,098,468)				1,363,946,325

			Shares
SHORT-TERM INVESTMENTS — 16.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.6%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $262,988,272)(w) (Note 4)			262,988,272	262,988,272

			Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 0.1%
U.S. Treasury Bills (cost $1,119,574)(k)
0.16%	09/02/10		$1,120	1,119,692

		Counter party	Notional Amount (000)#
OPTIONS PURCHASED*
Call Option
Straddle Interest Rate
Swap Option, pay a fixed rate of 3.565% and receive a fixed 6-month LIBOR based on a floating rate 3-month LIBOR, expiring 09/03/10		Deutsche Bank	2,447	112,412

Put Options
1 Year Mid Curve Euro
Dollar Futures, expiring 09/10/10, Strike Price $98.50		Goldman Sachs & Co.	153	16,012

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
10 Year U.S. Treasury Note Futures,
expiring 07/23/10, Strike Price $115.50		$25	$391
expiring 07/23/10, Strike Price $117.00		25	391
expiring 08/27/10, Strike Price $117.50		24	3,750
Interest Rate Swap Option,
Pay a fixed rate of 1.68% and receive a floating rate based on a 3-month LIBOR, expiring 05/17/11	Citigroup Global Markets	7,343	59,546

			80,090

TOTAL OPTIONS PURCHASED (cost $176,871)			192,502

TOTAL SHORT-TERM INVESTMENTS (cost $264,284,717)			264,300,466

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 102.6% (cost $1,697,383,185)			1,628,246,791

OPTIONS WRITTEN*
Call Options
Interest Rate Swap Option,
Pay a fixed rate of 2.00% and receive a floating rate based on a 3-month LIBOR, expiring 03/14/11	Deutsche Bank	7,852	(79,042)
Pay a fixed rate of 2.00% and receive a floating rate based on a 3-month LIBOR, expiring 05/17/11	Deutsche Bank	12,872	(120,539)

			(199,581)

Put Option
5 Year U.S. Treasury Note Futures, expiring 07/23/10, Strike Price $116.00		49	(766)

TOTAL OPTIONS WRITTEN (premiums received $62,234)			(200,347)

SECURITIES SOLD SHORT — (5.9)%

		Shares
COMMON STOCKS
Advertising
Omnicom Group, Inc.		10,560	(362,208)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Aerospace & Defense — (0.2)%
Boeing Co. (The)*	9,840	$(617,460)
General Dynamics Corp.	6,100	(357,216)
Goodrich Corp.	8,657	(573,526)
Lockheed Martin Corp.	12,430	(926,035)
Raytheon Co.	5,780	(279,694)
Rockwell Collins, Inc.	10,143	(538,898)

		(3,292,829)

Agriculture — (0.1)%
Altria Group, Inc.	31,440	(630,058)

Apparel — (0.1)%
NIKE, Inc. (Class B Stock)	8,204	(554,180)
Polo Ralph Lauren Corp.	6,984	(509,553)
VF Corp.	7,509	(534,491)

		(1,598,224)

Automobile Manufacturers
Ford Motor Co.*	37,400	(376,992)

Banks — (0.1)%
Northern Trust Corp.	13,910	(649,597)

Beverages — (0.1)%
PepsiCo, Inc.	12,820	(781,379)

Biotechnology — (0.1)%
Amgen, Inc.*	5,870	(308,762)
Amylin Pharmaceuticals, Inc.*	7,070	(132,916)
Charles River Laboratories International, Inc.*	16,467	(563,336)
Dendreon Corp.*	2,700	(87,291)
Genzyme Corp.*	8,830	(448,299)

		(1,540,604)

Chemicals — (0.2)%
Ecolab, Inc.	4,690	(210,628)
Olin Corp.	6,540	(118,308)
OM Group, Inc.*	15,810	(377,227)
Potash Corp. of Saskatchewan, Inc. (Canada)	5,840	(503,642)
Praxair, Inc.	11,170	(848,808)
Sherwin-Williams Co. (The)	7,170	(496,092)
Valspar Corp. (The)	14,490	(436,439)
Westlake Chemical Corp.	9,600	(178,272)

		(3,169,416)

Commercial Banks — (0.2)%
BancorpSouth, Inc.	13,940	(249,247)
Bank of Hawaii Corp.	7,690	(371,812)
Commerce Bancshares, Inc.	8,260	(297,277)
Cullen/Frost Bankers, Inc.	8,530	(438,442)
KeyCorp	65,560	(504,156)
M&T Bank Corp.	1,830	(155,459)
Prosperity Bancshares, Inc.	2,390	(83,053)
UMB Financial Corp.	8,700	(309,372)
Westamerica Bancorporation	6,370	(334,552)

		(2,743,370)

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services — (0.1)%
Automatic Data Processing, Inc.	11,320	$(455,743)
DeVry, Inc.	1,170	(61,413)
Paychex, Inc.	15,420	(400,458)
SAIC, Inc.*	41,426	(693,471)
Visa, Inc. (Class A Stock)	3,160	(223,570)
Washington Post Co. (The) (Class B Stock)	900	(369,432)

		(2,204,087)

Computers
Dell, Inc.*	22,120	(266,767)
NetApp, Inc.*	5,340	(199,236)

		(466,003)

Cosmetics/Personal Care — (0.1)%
Colgate-Palmolive Co.	16,420	(1,293,239)
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	9,330	(519,961)

		(1,813,200)

Diversified Financial Services — (0.2)%
American Express Co.*	2,360	(93,692)
Ameriprise Financial, Inc.	18,534	(669,634)
BlackRock, Inc.	1,890	(271,026)
Charles Schwab Corp. (The)	17,240	(244,463)
Federated Investors, Inc. (Class B Stock)	15,490	(320,798)
Legg Mason, Inc.	18,668	(523,264)
T. Rowe Price Group, Inc.	13,765	(611,028)

		(2,733,905)

Diversified Machinery — (0.1)%
Flowserve Corp.	6,295	(533,816)
Rockwell Automation, Inc.*	11,170	(548,335)

		(1,082,151)

Diversified Manufacturing — (0.2)%
Cooper Industries PLC (Ireland)	3,000	(132,000)
Danaher Corp.	14,719	(546,369)
Dover Corp.	6,020	(251,576)
Illinois Tool Works, Inc.	30,135	(1,243,973)
Ingersoll-Rand PLC (Ireland)	28,642	(987,862)

		(3,161,780)

Electric — (0.1)%
Consolidated Edison, Inc.	8,350	(359,885)
FirstEnergy Corp.	1,050	(36,992)
NRG Energy, Inc.*	12,600	(267,246)

		(664,123)

Electronic Components & Equipment
Emerson Electric Co.	12,744	(556,785)

Electronics — (0.1)%
Agilent Technologies, Inc.*	31,185	(886,590)
Amphenol Corp. (Class A Stock)	14,232	(559,033)
Waters Corp.*	1,850	(119,695)

		(1,565,318)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy – Alternate Sources
First Solar, Inc.*	1,200	$(136,596)

Exchange Traded Funds — (0.4)%
Consumer Discretionary Select Sector SPDR Fund	18,233	(531,127)
Materials Select Sector SPDR Fund	52,138	(1,478,634)
SPDR S&P 500 ETF Trust	26,654	(2,751,226)
Utilities Select Sector SPDR Fund	56,186	(1,587,816)

		(6,348,803)

Financial – Bank & Trust
Valley National Bancorp	26,891	(366,255)

Food — (0.1)%
Campbell Soup Co.	7,900	(283,057)
ConAgra Foods, Inc.	21,840	(509,309)
Hershey Co. (The)	19,300	(925,049)
Safeway, Inc.	9,100	(178,906)
Whole Foods Market, Inc.*	6,750	(243,135)

		(2,139,456)

Food & Staples Retailing
Costco Wholesale Corp.	8,410	(461,120)

Healthcare Products — (0.2)%
Johnson & Johnson*	26,440	(1,561,546)
St. Jude Medical, Inc.*	15,802	(570,294)
Stryker Corp.	11,496	(575,490)
Varian Medical Systems, Inc.*	960	(50,189)

		(2,757,519)

Healthcare Services — (0.1)%
DaVita, Inc.*	6,600	(412,104)
Laboratory Corp. of America Holdings*	10,693	(805,718)
Quest Diagnostics, Inc.	1,590	(79,134)
UnitedHealth Group, Inc	7,180	(203,912)

		(1,500,868)

Home Builders
D.R. Horton, Inc.	10,100	(99,283)
MDC Holdings, Inc.	2,170	(58,481)
Pulte Group, Inc.*	16,770	(138,856)
Ryland Group, Inc.	3,450	(54,579)

		(351,199)

Household Products/Wares — (0.1)%
Clorox Co.	6,100	(379,176)
Newell Rubbermaid, Inc.	34,436	(504,143)

		(883,319)

Insurance — (0.3)%
American International Group, Inc.	7,270	(250,379)
Aon Corp.	14,831	(550,527)
Chubb Corp.	10,180	(509,102)
Hartford Financial Services Group, Inc. (The)	22,880	(506,334)
Lincoln National Corp.	23,290	(565,714)

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Marsh & McLennan Cos., Inc.	30,200	$(681,010)
Progressive Corp. (The)	36,540	(684,029)
Travelers Cos., Inc. (The)	5,370	(264,472)
W.R. Berkley Corp.	34,830	(921,602)

		(4,933,169)

Internet Software & Services — (0.1)%
AOL, Inc.*	8,950	(186,071)
eBay, Inc.*	59,710	(1,170,913)
Yahoo!, Inc.	37,540	(519,178)

		(1,876,162)

Iron/Steel — (0.1)%
AK Steel Holding Corp.	24,180	(288,226)
Nucor Corp.	19,872	(760,700)
United States Steel Corp.	14,290	(550,879)

		(1,599,805)

Lodging
Choice Hotels International, Inc.	1,960	(59,211)
Marriott International, Inc. (Class A Stock)	11,240	(336,526)

		(395,737)

Machinery – Construction & Mining — (0.1)%
Bucyrus International, Inc.	11,288	(535,615)
Caterpillar, Inc.	10,180	(611,513)

		(1,147,128)

Media — (0.1)%
Comcast Corp. (Class A Stock)	17,250	(299,633)
New York Times Co. (The) (Class A Stock)*	29,340	(253,791)
News Corp. (Class B Stock)	21,650	(299,853)
Scripps Networks Interactive, Inc. (Class A Stock)	5,860	(236,392)
Time Warner Cable, Inc.	4,880	(254,150)
Viacom, Inc. (Class B Stock)	13,160	(412,829)

		(1,756,648)

Mining — (0.1)%
Alcoa, Inc.	44,860	(451,292)
Southern Copper Corp.	31,551	(837,363)

		(1,288,655)

Oil & Gas — (0.2)%
Chesapeake Energy Corp.	16,130	(337,924)
Chevron Corp.	7,720	(523,879)
Denbury Resources, Inc.*	15,010	(219,746)
EQT Corp.	6,400	(231,296)
Pride International, Inc.*	5,900	(131,806)
Sunoco, Inc.	20,060	(697,486)
Tesoro Corp.*	61,150	(713,621)
Transocean Ltd. (Switzerland)	2,060	(95,440)

		(2,951,198)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas Services
Schlumberger Ltd. (Netherlands)	2,600	$(143,884)
Weatherford International Ltd. (Switzerland)	8,770	(115,238)

		(259,122)

Pharmaceuticals — (0.2)%
Allergan, Inc.	9,618	(560,345)
Eli Lilly & Co.	43,740	(1,465,290)
Isis Pharmaceuticals, Inc.	8,240	(78,857)
Watson Pharmaceuticals, Inc.*	3,830	(155,383)

		(2,259,875)

Real Estate Investment Trusts — (0.4)%
AMB Property Corp.	12,100	(286,891)
AvalonBay Communities, Inc.	7,530	(703,076)
CBL & Associates Properties, Inc.	23,100	(287,364)
Developers Diversified Realty Corp.	54,930	(543,807)
Douglas Emmett, Inc.	22,730	(323,221)
Equity One, Inc.	34,900	(544,440)
HCP, Inc.	16,970	(547,282)
Home Properties, Inc.	6,300	(283,941)
Kilroy Realty Corp.	14,300	(425,139)
Post Properties, Inc.	28,397	(645,464)
PS Business Parks, Inc.	9,050	(504,809)
Realty Income Corp.	1,400	(42,462)
SL Green Realty Corp.	6,370	(350,605)
Taubman Centers, Inc.	11,500	(432,745)
Ventas, Inc.	16,290	(764,815)

		(6,686,061)

Retail
Cheesecake Factory, Inc. (The)*	6,720	(149,587)
Dollar General Corp.*	11,460	(315,723)
Starbucks Corp.	5,660	(137,538)

		(602,848)

Retail & Merchandising — (0.1)%
Gap, Inc. (The)	26,444	(514,600)
Kohl’s Corp.*	11,258	(534,755)
Macy’s, Inc.	5,380	(96,302)
Ross Stores, Inc.	5,390	(287,233)

		(1,432,890)

Savings & Loan
Hudson City Bancorp, Inc.	45,460	(556,430)

Semiconductors — (0.8)%
Altera Corp.	2,500	(62,025)
ASM Lithography Holding NV	7,300	(200,531)
ASML Holding NV	19,371	(532,121)
Atmel Corp.*	64,960	(311,808)
Cypress Semiconductor Corp.*	50,810	(510,132)
Intel Corp.	70,490	(1,371,031)
KLA-Tencor Corp.	17,800	(496,264)
Linear Technology Corp.	68,370	(1,901,370)
Maxim Integrated Products, Inc.	68,200	(1,140,986)
Microchip Technology, Inc.	67,070	(1,860,522)

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors (continued)
Micron Technology, Inc.*	9,980	$(84,730)
National Semiconductor Corp.*	118,976	(1,601,417)
Qlogic Corp.*	40,716	(676,700)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	59,343	(579,188)
Teradyne, Inc.*	9,700	(94,575)
Texas Instruments, Inc.	30,280	(704,918)

		(12,128,318)

Software — (0.1)%
Adobe Systems, Inc.*	7,730	(204,304)
Electronic Arts, Inc.*	25,100	(361,440)
Oracle Corp.	33,485	(718,588)
THQ, Inc.	31,510	(136,123)

		(1,420,455)

Telecommunications — (0.2)%
AT&T, Inc.	47,310	(1,144,429)
Atheros Communications, Inc.*	3,500	(96,390)
Ciena Corp.	13,270	(168,263)
Corning, Inc.	32,424	(523,648)
JDS Uniphase Corp.*	18,600	(183,024)
Motorola, Inc.*	20,240	(131,965)
Nokia Oyj, ADR (Finland)	21,300	(173,595)
SBA Communications Corp. (Class A Stock)*	24,030	(817,260)
Tellabs, Inc.	36,940	(236,047)

		(3,474,621)

Toys
Mattel, Inc.	10,930	(231,279)

Transportation — (0.2)%
C.H. Robinson Worldwide, Inc.	10,123	(563,446)
Canadian National Railway Co. (Canada)	9,596	(550,618)
FedEx Corp.	4,370	(306,381)
Heartland Express, Inc.	35,060	(509,071)
Knight Transportation, Inc.	22,190	(449,126)
United Parcel Service, Inc. (Class B Stock)	11,430	(650,253)
Werner Enterprises, Inc.	21,180	(463,630)

		(3,492,525)

Water
Aqua America, Inc.	18,200	(321,776)

TOTAL SECURITIES SOLD SHORT (proceeds received $100,567,445)		(93,151,866)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 96.7% (cost $1,596,753,506)		1,534,894,578
Other assets in excess of other liabilities(x) — 3.3%		51,847,048

NET ASSETS — 100.0%		$1,586,741,626

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen
CVT	Convertible Security
ETF	Exchange Traded Funds
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
IO	Interest Only Security
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
PO	Principal Only Security
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(o)	As of June 30, 2010, 149 securities representing $186,576,619 and 11.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(t)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2010.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency and cross currency exchange contracts, interest rate swap and credit default swap agreements as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)
Long Positions:
61	90 Day Euro Dollar	Mar 14	$14,734,250	$14,763,525	$29,275
102	2 Year U.S. Treasury Notes	Sep 10	22,229,625	22,320,469	90,844
554	5 Year U.S. Treasury Notes	Sep 10	65,006,376	65,566,766	560,390
181	10 Year Australian Bond	Sep 10	113,363,728	113,639,159	275,431
137	10 Year Canadian Bond	Sep 10	15,648,771	15,936,039	287,268
186	10 Year U.K. Gilt	Sep 10	33,227,641	33,640,072	412,431
40	10 Year U.S. Treasury Notes	Sep 10	4,798,818	4,901,875	103,057
27	30 Year U.S. Treasury Bonds	Sep 10	3,396,032	3,442,500	46,468
348	Amsterdam Index	Jul 10	28,178,400	26,937,488	(1,240,912)
209	FTSE 100 Index	Sep 10	16,067,675	15,240,169	(827,506)
185	Hang Seng Index	Jul 10	24,551,362	23,851,693	(699,669)
1,186	OMXS30 Index	Jul 10	15,734,162	15,331,976	(402,186)
400	Russell 2000 Mini	Sep 10	25,160,805	24,312,000	(848,805)
101	Topix Index	Sep 10	9,660,770	9,578,522	(82,248)

					(2,296,162)

Short Positions:
40	30 Day Fed Fund	Nov 10	16,592,265	16,629,663	(37,398)
61	90 Day Euro Dollar	Mar 12	15,012,863	15,022,775	(9,912)
43	90 Day Euro Dollar	Sep 10	10,670,450	10,679,587	(9,137)
18	90 Day Euro Dollar	Dec 10	4,460,625	4,465,350	(4,725)
67	5 Year U.S. Treasury Notes	Sep 10	7,870,867	7,929,556	(58,689)
81	10 Year Euro-Bund	Sep 10	12,729,016	12,816,218	(87,202)
17	10 Year Japanese Bond	Sep 10	26,947,351	27,237,686	(290,335)
262	10 Year U.S. Treasury Notes	Sep 10	31,521,102	32,107,281	(586,179)
368	CAC40 10 Euro	Jul 10	16,308,354	15,489,337	819,017
386	Euro Stoxx 50	Sep 10	12,630,846	12,121,503	509,343
135	FTSE/MIB Index	Sep 10	16,508,511	15,968,683	539,828
113	IBEX 35 Index	Jul 10	13,152,433	12,716,920	435,513
144	SPI 200 Index	Sep 10	13,633,333	12,915,152	718,181
598	S&P 500 E-Mini	Sep 10	32,029,476	30,695,340	1,334,136

					3,272,441

					$976,279 (1)

(1)	Cash of $1,606,000 and U.S. Treasury Obligations with a market value of $20,631,193 have been segregated to cover requirements for open futures contracts as of June 30, 2010.

Forward foreign currency exchange contracts outstanding at June 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/06/10	WestPac Pollock	AUD	7,140	$6,489,226	$5,983,196	$(506,030)
British Pound,
Expiring 08/06/10	Citigroup Global Markets	GBP	442	658,398	660,078	1,680
Canadian Dollar,
Expiring 08/06/10	State Street Bank	CAD	347	325,114	325,794	680
Euro,
Expiring 08/06/10	Barclays Capital Group	EUR	3,406	4,193,213	4,165,828	(27,385)
Expiring 08/06/10	BNP Paribas	EUR	2,105	2,764,392	2,574,787	(189,605)
Expiring 08/06/10	Citigroup Global Markets	EUR	639	791,540	781,518	(10,022)
Expiring 08/06/10	Citigroup Global Markets	EUR	612	777,632	747,970	(29,662)

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 08/06/10	Barclays Capital Group	JPY	59,676	$643,704	$675,364	$31,660
Expiring 08/06/10	Citigroup Global Markets	JPY	213,187	2,338,330	2,412,669	74,339
Expiring 08/06/10	Morgan Stanley	JPY	61,340	678,836	694,189	15,353
Expiring 08/06/10	UBS Securities	JPY	88,200	976,881	998,168	21,287
Expiring 08/06/10	UBS Securities	JPY	55,288	605,769	625,698	19,929
Norwegian Krone,
Expiring 08/06/10	State Street Bank	NOK	5,602	936,043	859,123	(76,920)
Singapore Dollar,
Expiring 08/06/10	WestPac Pollock	SGD	890	647,848	636,211	(11,637)
Swedish Krona,
Expiring 08/06/10	Royal Bank of Canada	SEK	7,583	973,422	972,447	(975)
Expiring 08/06/10	State Street Bank	SEK	15,706	2,153,617	2,014,263	(139,354)
Swiss Franc,
Expiring 08/06/10	Royal Bank of Canada	CHF	917	798,118	851,131	53,013

				$26,752,083	$25,978,434	$(773,649)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/13/10	Societe General	AUD	2,808	$2,263,535	$2,341,786	$(78,251)
British Pound,
Expiring 08/06/10	Citigroup Global Markets	GBP	2,201	3,344,048	3,288,324	55,724
Expiring 08/06/10	Citigroup Global Markets	GBP	1,190	1,722,253	1,778,387	(56,134)
Expiring 08/06/10	Morgan Stanley	GBP	187	277,886	279,770	(1,884)
Expiring 08/06/10	Royal Bank of Canada	GBP	158	228,528	235,493	(6,965)
Expiring 08/06/10	UBS Securities	GBP	132	190,705	196,490	(5,785)
Expiring 09/13/10	Citigroup Global Markets	GBP	384	552,369	572,989	(20,620)
Expiring 09/13/10	Deutsche Bank	GBP	490	718,930	732,091	(13,161)
Expiring 09/13/10	WestPac Pollock	GBP	1,099	1,583,288	1,642,305	(59,017)
Canadian Dollar,
Expiring 08/06/10	Royal Bank of Canada	CAD	1,440	1,417,622	1,352,016	65,606
Euro,
Expiring 08/06/10	BNP Paribas	EUR	561	713,216	685,875	27,341
Expiring 08/06/10	Morgan Stanley	EUR	964	1,193,827	1,179,179	14,648
Expiring 08/06/10	Royal Bank of Canada	EUR	463	585,109	565,761	19,348
Expiring 08/06/10	Royal Bank of Canada	EUR	422	529,183	516,715	12,468
Expiring 08/06/10	UBS Securities	EUR	2,998	3,690,070	3,667,207	22,863
Expiring 08/06/10	UBS Securities	EUR	652	807,515	797,844	9,671
Expiring 09/13/10	WestPac Pollock	EUR	8,464	10,092,788	10,354,558	(261,770)
Hong Kong Dollar,
Expiring 08/06/10	Barclays Capital Group	HKD	3,242	416,358	416,354	4
Expiring 08/06/10	Citigroup Global Markets	HKD	2,072	266,384	266,021	363
Expiring 08/06/10	UBS Securities	HKD	4,456	572,226	572,251	(25)
Expiring 08/06/10	WestPac Pollock	HKD	23,191	2,989,734	2,978,043	11,691
Japanese Yen,
Expiring 08/06/10	Barclays Capital Group	JPY	182,200	1,999,999	2,061,988	(61,989)
Expiring 08/06/10	Royal Bank of Canada	JPY	84,468	910,024	955,932	(45,908)
Expiring 09/13/10	Societe General	JPY	52,000	569,269	588,894	(19,625)
Swiss Franc,
Expiring 08/06/10	UBS Securities	CHF	3,751	3,443,196	3,482,228	(39,032)
Expiring 09/13/10	WestPac Pollock	CHF	523	452,445	486,144	(33,699)

				$41,530,507	$41,994,645	$(464,138)

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Cross currency exchange contracts outstanding at June 30, 2010:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Counterparty
08/06/10	Sell	AUD	680	CHF	639	$23,607	State Street Bank
08/06/10	Sell	EUR	1,101	JPY	129,669	121,176	Toronto Dominion

						$144,783

Interest rate swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG(1)	03/12/42	$1,055	4.95%	3 month LIBOR	$(174,430)	$—	$(174,430)
Deutsche Bank AG(1)	03/12/17	3,644	4.20%	3 month LIBOR	(182,246)	—	(182,246)
Deutsche Bank AG(2)	03/12/22	4,098	4.71%	3 month LIBOR	357,769	—	357,769

					$1,093	$—	$1,093

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio receives the fixed rate and pays the floating rate.

Credit default swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices – Sell Protection(1)
Citigroup, Inc.	03/25/49	$130	0.25%	CMBX.NA.A.2.V1	$(74,907)	$(81,765)	$6,858
Deutsche Bank AG	03/15/49	120	0.25%	CMBX.NA.A.2.V1	(69,145)	(63,891)	(5,254)
Morgan Stanley Capital Services, Inc.	03/15/49	125	0.25%	CMBX.NA.A.2.V1	(72,027)	(64,680)	(7,347)
Barclays Bank PLC	12/13/49	250	0.62%	CMBX.NA.AA.3.V1	(182,629)	(173,541)	(9,088)
Morgan Stanley Capital Services, Inc.	12/13/49	120	0.62%	CMBX.NA.AA.3.V1	(87,662)	(83,598)	(4,064)
Morgan Stanley Capital Services, Inc.	02/17/41	250	0.35%	CMBX.NA.AAA.V1	(33,475)	(22,369)	(11,106)

					$(519,845)	$(489,844)	$(30,001)

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2010(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1)
Citigroup, Inc.	09/20/15	$300	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	2.028%	$(14,728)	$(14,679)	$(49)
Royal Bank of Scotland PLC	03/20/15	400	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.983%	(17,022)	(2,075)	(14,947)
Citigroup, Inc.	06/20/11	130	1.00%	Bonos Y Oblig Del Estado, 6.50%, due 07/30/17	2.905%	(2,275)	(267)	(2,008)
Citigroup, Inc.	03/20/15	150	5.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	3.995%	6,162	5,231	931
Citigroup, Inc.	06/20/15	150	5.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	4.148%	5,503	4,821	682

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2010(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Royal Bank of Scotland PLC	03/20/15	$250	5.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	3.995%	$10,269	$7,739	$2,530
Citigroup, Inc.	03/20/15	350	5.00%	Eastman Kodak Co., 7.25%, due 11/15/13	9.693%	(55,626)	(38,030)	(17,596)
Barclays Bank PLC	06/20/15	120	5.00%	K Hovanian Enterprises, 8.625%, due 01/15/17	13.611%	34,659	(24,506)	59,165
UBS AG	06/20/15	120	5.00%	K Hovanian Enterprises, 8.625%, due 01/15/17	13.611%	(34,321)	(25,644)	(8,677)
UBS AG	06/20/15	120	5.00%	K Hovanian Enterprises, 8.625%, due 01/15/17	13.611%	(34,322)	(26,053)	(8,269)
Citigroup, Inc.	03/20/13	350	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.571%	(186,360)	(129,865)	(56,495)
Citigroup, Inc.	06/20/13	120	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.678%	(66,388)	(67,489)	1,101
Citigroup, Inc.	06/20/13	80	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.678%	(44,259)	(39,145)	(5,114)
Deutsche Bank AG	06/20/13	250	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.678%	(138,313)	(103,746)	(34,567)
Deutsche Bank AG	06/20/13	50	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.678%	(27,663)	(20,767)	(6,896)
Deutsche Bank AG	06/20/13	50	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.678%	(27,663)	(21,689)	(5,974)
Deutsche Bank AG	06/20/13	100	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.678%	(55,324)	(32,902)	(22,422)
Deutsche Bank AG	06/20/13	70	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.678%	(38,726)	(24,774)	(13,952)
Deutsche Bank AG	06/20/13	120	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.678%	(66,388)	(59,299)	(7,089)
Deutsche Bank AG	06/20/13	120	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.678%	(66,388)	(61,845)	(4,543)
Deutsche Bank AG	06/20/13	60	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.678%	(33,195)	(30,459)	(2,736)
Deutsche Bank AG	06/20/13	60	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.678%	(33,195)	(30,166)	(3,029)
Deutsche Bank AG	06/20/13	120	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.678%	(66,388)	(65,192)	(1,196)
Deutsche Bank AG	06/20/13	80	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.678%	(44,260)	(42,711)	(1,549)
Deutsche Bank AG	06/20/15	70	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	40.982%	(43,136)	(30,847)	(12,289)
Deutsche Bank AG	06/20/15	70	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	40.982%	(43,137)	(40,192)	(2,945)
Deutsche Bank AG	06/20/15	60	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	40.982%	(36,974)	(36,195)	(779)
Deutsche Bank AG	06/20/15	120	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	40.982%	(73,947)	(70,611)	(3,336)
UBS AG	06/20/13	100	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.678%	(55,324)	(30,971)	(24,353)
UBS AG	06/20/13	300	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.678%	(165,972)	(151,320)	(14,652)
UBS AG	06/20/13	130	5.00%	MBIA Global Funding LLC, 0.48%, due 10/06/10	42.678%	(71,920)	(64,256)	(7,664)
Barclays Bank PLC	06/20/11	250	1.00%	MetLife, Inc., 5.00%, due 06/15/15	2.206%	(3,215)	212	(3,427)

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2010(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Royal Bank of Scotland PLC	03/20/15	$3,000	1.00%	MetLife, Inc., 5.00%, due 06/15/15	3.284%	$(286,496)	$(111,559)	$(174,937)
Royal Bank of Scotland PLC	06/20/15	250	1.00%	MetLife, Inc., 5.00%, due 06/15/15	3.326%	25,465	(23,790)	49,255
Deutsche Bank AG	03/20/15	150	5.00%	Polyone Corp., 8.875%, due 05/01/12	5.559%	(2,380)	(259)	(2,121)
Deutsche Bank AG	03/20/15	150	5.00%	Polyone Corp., 8.875%, due 05/01/12	5.559%	(2,380)	20	(2,400)

						$(1,755,627)	$(1,403,280)	$(352,347)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2)
Barclays Bank PLC	06/20/15	$120	5.00%	Beazer Homes USA, 6.50%, due 11/15/13	$14,328	$8,953	$5,375
Deutsche Bank AG	09/20/15	200	5.00%	Beazer Homes USA, 6.50%, due 11/15/13	25,583	21,078	4,505
UBS AG	06/20/15	120	5.00%	Beazer Homes USA, 6.50%, due 11/15/13	14,328	11,532	2,796
UBS AG	06/20/15	120	5.00%	Beazer Homes USA, 6.50%, due 11/15/13	14,328	10,706	3,622
Citigroup, Inc.	06/20/15	1,500	1.00%	Belgium Kingdom, 5.75%, due 09/28/10	33,360	(36,420)	69,780
Barclays Bank PLC	06/20/15	640	0.25%	Bundersrepub. Deutschland, 6.00%, due 06/20/16	6,435	6,037	398
Citigroup, Inc.	06/20/15	1,500	0.25%	Bundersrepub. Deutschland, 6.00%, due 06/20/16	15,083	728	14,355
UBS AG	06/20/15	1,100	0.25%	Bundersrepub. Deutschland, 6.00%, due 06/20/16	11,061	4,692	6,369
Deutsche Bank AG	06/20/15	250	5.00%	CDX.EM.13.V.1	(26,002)	(22,601)	(3,401)
Deutsche Bank AG	06/20/15	130	5.00%	CDX.EM.13.V.1	(13,521)	(14,593)	1,072
Morgan Stanley Capital Services, Inc.	06/20/15	250	5.00%	CDX.EM.13.V.1	(26,003)	(26,249)	246
Royal Bank of Scotland PLC	06/20/15	250	5.00%	CDX.EM.13.V.1	(26,003)	(22,844)	(3,159)
Royal Bank of Scotland PLC	06/20/15	250	5.00%	CDX.EM.13.V.1	(26,002)	(25,118)	(884)
Citigroup, Inc.	03/15/49	600	0.25%	CMBX.NA.A.2.V1	345,726	407,724	(61,998)
Morgan Stanley Capital Services, Inc.	03/25/49	280	5.00%	CMBX.NA.A.2.V1	161,339	159,035	2,304
Royal Bank of Scotland PLC	12/13/49	140	0.27%	CMBX.NA.A.3.V1	90,819	98,232	(7,413)
Royal Bank of Scotland PLC	12/13/49	500	0.27%	CMBX.NA.A.3.V1	324,353	350,539	(26,186)
Citigroup, Inc.	03/25/49	130	0.15%	CMBX.NA.AA.2.V1	62,722	67,547	(4,825)
Deutsche Bank AG	03/15/49	120	0.15%	CMBX.NA.AA.2.V1	57,897	48,664	9,233
Morgan Stanley Capital Services, Inc.	03/15/49	130	0.15%	CMBX.NA.AA.2.V1	62,722	66,887	(4,165)

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2) (continued)
Morgan Stanley Capital Services, Inc.	03/15/49	$130	0.15%	CMBX.NA.AA.2.V1	$62,722	$64,644	$(1,922)
Morgan Stanley Capital Services, Inc.	03/15/49	250	0.15%	CMBX.NA.AA.2.V1	120,619	98,262	22,357
Barclays Bank PLC	12/13/49	250	0.27%	CMBX.NA.AA.3.V1	162,177	141,189	20,988
Morgan Stanley Capital Services, Inc.	12/13/49	120	0.27%	CMBX.NA.AA.3.V1	77,845	69,263	8,582
Morgan Stanley Capital Services, Inc.	10/12/42	250	0.84%	CMBX.NA.AJ.V1	51,997	31,707	20,290
Citigroup, Inc.	10/25/42	120	1.34%	CMBX.NA.BBB.1.V1	89,173	88,747	426
Citigroup, Inc.	03/25/49	130	0.87%	CMBX.NA.BBB.2.V1	107,068	105,592	1,476
Deutsche Bank AG	03/15/49	320	0.87%	CMBX.NA.BBB.2.V1	263,553	265,411	(1,858)
Deutsche Bank AG	03/25/49	130	0.87%	CMBX.NA.BBB.2.V1	107,069	106,775	294
Morgan Stanley Capital Services, Inc.	03/15/49	350	0.87%	CMBX.NA.BBB.2.V1	288,261	287,294	967
Citigroup, Inc.	02/17/49	350	5.00%	CMBX.NA.BBB.4.V1	283,000	279,711	3,289
Citigroup, Inc.	12/20/14	1,500	5.00%	Dow Jones CDX EM-12 V1 Index	(143,361)	(168,216)	24,855
UBS AG	09/20/15	300	1.00%	Eastman Chemical, 7.60%, due 02/01/27	(2,939)	(3,651)	712
Barclays Bank PLC	06/20/15	20	5.00%	FSA Global Funding, Ltd., 6.11%, due 06/29/15	2,397	1,231	1,166
Deutsche Bank AG	06/20/15	180	5.00%	FSA Global Funding, Ltd., 6.11%, due 06/29/15	21,573	9,819	11,754
UBS AG	06/20/13	420	5.00%	FSA Global Funding, Ltd., 6.11%, due 06/29/15	33,395	8,447	24,948
UBS AG	06/20/13	180	5.00%	FSA Global Funding, Ltd., 6.11%, due 06/29/15	14,311	15,072	(761)
HSBC Bank USA, N.A.	06/20/11	320	5.00%	Hellenic Republic, 5.90%, due 10/22/22	(16,506)	(13,182)	(3,324)
Morgan Stanley Capital Services, Inc.	06/20/15	250	1.00%	Home Depot, Inc., 5.875%, due 12/16/36	(4,265)	(4,092)	(173)
Royal Bank of Scotland PLC	03/20/15	3,000	1.00%	Lincoln National Corp., 6.20%, due 12/15/11	236,329	95,598	140,731
Royal Bank of Scotland PLC	06/20/15	250	1.00%	Lincoln National Corp., 6.20%, due 12/15/11	20,933	18,382	2,551
Morgan Stanley Capital Services, Inc.	06/20/15	250	1.00%	Lowes Co., 5.40%, due 10/15/16	(4,180)	(3,617)	(563)
Morgan Stanley Capital Services, Inc.	06/20/15	150	1.00%	Lowes Co., 5.40%, due 10/15/16	(2,508)	(3,042)	534
UBS AG	09/20/15	120	5.00%	MGIC Investment Corp., 5.375%, due 11/01/15	3,261	3,633	(372)
Deutsche Bank AG	09/20/15	200	5.00%	PMI Group, Inc., 6.00%, due 09/15/16	27,723	26,084	1,639
Citigroup, Inc.	06/20/15	500	1.00%	Sherwin-Williams Co., 7.375%, due 02/01/27	(10,100)	(10,463)	363
Citigroup, Inc.	06/20/15	150	1.00%	Sherwin-Williams Co., 7.375%, due 02/01/27	(3,030)	(3,071)	41
Citigroup, Inc.	06/20/15	50	1.00%	Sherwin-Williams Co., 7.375%, due 02/01/27	(1,010)	(1,095)	85
UBS AG	06/20/15	200	1.00%	Sherwin-Williams Co., 7.375%, due 02/01/27	(4,040)	(4,190)	150

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2) (continued)
Morgan Stanley Capital Services, Inc.	06/20/15	$350	1.00%	Staples, Inc., 7.375%, due 10/01/12	$1,324	$(4,162)	$5,486
Deutsche Bank AG	06/20/15	250	1.00%	Target Corp., 4.00%, due 06/15/13	(5,340)	(4,927)	(413)
Morgan Stanley Capital Services, Inc.	06/20/15	150	1.00%	Target Corp., 4.00%, due 06/15/13	(3,204)	(3,689)	485
Deutsche Bank AG	06/20/15	120	5.00%	Transocean, Inc., 7.375%, due 04/15/18	5,000	6,906	(1,906)
Citigroup, Inc.	09/20/15	300	1.00%	XL Capital Ltd., 5.25%, due 09/15/14	17,437	17,977	(540)
Royal Bank of Scotland PLC	03/20/15	400	1.00%	XL Capital Ltd., 5.25%, due 09/15/14	20,219	2,075	18,144

					$2,939,456	$2,630,951	$308,505

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$513,100,475	$186,576,619	$—
Preferred Stocks	2,531,612	—	—
Asset-Backed Securities	—	7,331,038	—
Bank Loans	—	5,823,558	—
Commercial Mortgage-Backed Securities	—	7,293,522	—
Convertible Bonds	—	18,309,696	—
Corporate Bonds	—	221,030,955	—
Foreign Government Bonds	—	5,789,128	—
Residential Mortgage-Backed Securities	—	115,293,218	—
U.S. Government Agency Obligations	—	9,129,104	—
U.S. Government Mortgage-Backed Obligations	—	47,560,571	—
U.S. Treasury Obligations	—	225,296,521	—
Affiliated Money Market Mutual Fund	262,988,272	—	—
Purchased Options	16,794	175,708	—
Written Options	(766)	(199,581)	—
Short Sales – Common Stocks	(93,151,866)	—	—
Other Financial Instruments*
Futures	976,279	—	—
Foreign Forward Currency Contracts	—	(1,093,004)	—
Interest Rate Swaps	—	1,093	—
Credit Default Swaps	—	(73,843)	—

Total	$686,460,800	$848,244,303	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and other assets in excess of other liabilities shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund	16.6%
U.S. Treasury Obligations	14.2
Residential Mortgage-Backed Securities	7.3
Oil & Gas	4.5
Telecommunications	4.0
Financial – Bank & Trust	3.1
Pharmaceuticals	3.1
U.S. Government Mortgage-Backed Obligations	3.0
Diversified Financial Services	2.9
Insurance	2.9
Computers	2.8
Commercial Banks	2.8
Media	2.2
Electric	1.7
Semiconductors	1.5
Real Estate Investment Trusts	1.4
Retail	1.3
Food	1.3
Transportation	1.3
Chemicals	1.2
Mining	1.1
Diversified Manufacturing	1.1
Retail & Merchandising	1.1
Beverages	1.0
Banks	1.0
Pipelines	1.0
Software	0.9
Healthcare Services	0.7
Healthcare Products	0.7
Commercial Services	0.7
Automobile Manufacturers	0.6
Internet Software & Services	0.6
U.S. Government Agency Obligations	0.6
Biotechnology	0.5
Building Materials	0.5
Auto Parts & Equipment	0.5
Cosmetics/Personal Care	0.5
Electronic Components & Equipment	0.5

Distribution/Wholesale	0.5%
Electronics	0.5
Aerospace & Defense	0.5
Asset-Backed Securities	0.5
Diversified Machinery	0.5
Tobacco	0.5
Commercial Mortgage-Backed Securities	0.4
Agriculture	0.4
Bank Loans	0.4
Foreign Government Bonds	0.4
Real Estate	0.4
Household Products/Wares	0.4
Gas	0.3
Lodging	0.3
Apparel	0.3
Toys	0.3
Food & Staples Retailing	0.3
Home Builders	0.3
Office Equipment	0.2
Airlines	0.2
Containers & Packaging	0.2
Leisure	0.2
Forest Products & Paper	0.2
Hotels, Restaurants & Leisure	0.2
Machinery – Construction & Mining	0.2
Investment Companies	0.2
Iron/Steel	0.2
Home Furnishings	0.1
Holding Companies – Diversified	0.1
Exchange Traded Funds	0.1
Environmental Control	0.1
Construction & Engineering	0.1
Multi-Line Retail	0.1
Hand/Machine Tools	0.1
Entertainment	0.1
Savings & Loan	0.1

102.6
Options Written and Securities Sold Short	(5.9)
Other assets in excess of other liabilities	3.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$1,805,164	*	Due to broker-variation margin	$1,083,577	*
Interest rate contracts	Unrealized appreciation on swap agreements	357,769		Unrealized depreciation on swap agreements	356,676
Interest rate contracts	Unaffiliated investments	192,502		Written options outstanding, at value	200,347
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	602,451		Unrealized depreciation on foreign currency forward contracts	1,695,455
Credit contracts	Unrealized appreciation on swap agreements	552,890		Unrealized depreciation on swap agreements	626,733
Credit contracts	Premiums paid for swap agreements	3,024,196		Premiums received for swap agreements	2,286,369
Equity contracts	Due to broker-variation margin	4,356,018	*	Due to broker-variation margin	4,101,326	*

Total		$10,890,990			$10,350,483

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$21,140	$978,308	$(4,524)	$(2,169,094)	$—	$(1,174,170)
Foreign exchange contracts	—	—	—	—	—	75,180,766	75,180,766
Credit contracts	—	—	—	—	18,840,039	—	18,840,039
Equity contracts	94,821	—	(4,554,520)	—	438,231	—	(4,021,468)

Total	$94,821	$21,140	$(3,576,212)	$(4,524)	$17,109,176	$75,180,766	$88,825,167

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$15,631	$4,030,008	$(138,113)	$2,170,336	$—	$6,077,862
Foreign exchange contracts	—	—	—	—	(28,031,856)	(28,031,856)
Credit contracts	—	—	—	(19,402,694)	—	(19,402,694)
Equity contracts	—	9,617,244	—	(878,666)	—	8,738,578

Total	$15,631	$13,647,252	$(138,113)	$(18,111,024)	$(28,031,856)	$(32,618,110)

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts – Long Positions(3)	Futures Contracts – Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)	Credit Default Swap Agreements – Buy Protection(6)	Credit Default Swap Agreements – Sell Protection(6)
$64,374	$25,847	$380,998,441	$489,639,325	$129,295,630	$407,936,825	$30,452,515	$10,060,000	$167,152,747

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Unaffiliated investments (cost $1,434,394,913)	$1,365,258,519
Affiliated investments (cost $262,988,272)	262,988,272
Foreign currency, at value (cost $1,444,994)	1,433,208
Deposit with broker	64,129,352
Receivable for investments sold	24,883,211
Dividends and interest receivable	8,036,627
Premiums paid for swap agreements	3,024,196
Unrealized appreciation on swap agreements	910,659
Tax reclaim receivable	728,590
Receivable for fund share sold	607,853
Unrealized appreciation on foreign currency forward contracts	602,451
Prepaid expenses	1,711

Total Assets	1,732,604,649

LIABILITIES:
Securities sold short, at value (proceeds received $100,567,445)	93,151,886
Payable for investments purchased	36,077,089
Payable for fund share repurchased	9,325,726
Premiums received for swap agreements	2,286,369
Unrealized depreciation on foreign currency forward contracts	1,695,455
Unrealized depreciation on swap agreements	983,409
Payable to custodian	720,767
Advisory fees payable	692,522
Due to broker-variation margin	484,111
Written options outstanding, at value (premiums received $62,234)	200,347
Accrued expenses and other liabilities	123,652
Dividends payable on securities sold short	113,738
Shareholder servicing fees payable	7,410
Affiliated transfer agent fee payable	542

Total Liabilities	145,863,023

NET ASSETS	$1,586,741,626

Net assets were comprised of:
Paid-in capital	$1,776,047,064
Retained earnings	(189,305,438)

Net assets, June 30, 2010	$1,586,741,626

Net asset value and redemption price per share, $1,586,741,626 / 135,850,894 outstanding shares of beneficial interest	$11.68

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $403,137 foreign withholding tax)	$9,733,610
Unaffiliated interest income	6,388,373
Affiliated dividend income	402,683

16,524,666

EXPENSES
Advisory fees	8,250,587
Shareholder servicing fees and expenses	825,063
Dividends on securities sold short	551,329
Custodian and accounting fees	273,000
Broker fees and expenses on short sales	38,101
Audit fee	18,000
Trustees’ fees	11,000
Insurance expenses	10,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	5,000
Shareholders’ reports	5,000
Loan interest expense (Note 7)	4,008
Miscellaneous	14,862

Total expenses	10,016,950
Less: shareholder servicing fee waiver	(135,944)

Net expenses	9,881,006

NET INVESTMENT INCOME	6,643,660

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	197,639,579
Futures transactions	(3,576,212)
Options written transactions	(4,524)
Short sales transactions	937,233
Swap agreement transactions	17,109,176
Foreign currency transactions	77,225,222

289,330,474

Net change in unrealized appreciation (depreciation) on:
Investments	(330,234,042)
Futures	13,647,252
Options written	(138,113)
Short sales	7,415,579
Swap agreements	(18,111,024)
Foreign currencies	(27,984,662)

(355,405,010)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(66,074,536)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(59,430,876)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$6,643,660	$7,153,861
Net realized gain (loss) on investment and foreign currency transactions	289,330,474	(353,343,460)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(355,405,010)	601,443,592

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(59,430,876)	255,253,993

DISTRIBUTIONS	(7,167,039)	(95,639,522)

FUND SHARE TRANSACTIONS:
Fund share sold [12,502,680 and 82,857,356 shares, respectively]	151,444,022	908,981,521
Fund share issued in reinvestment of distributions [605,836 and 8,742,187 shares, respectively]	7,167,039	95,639,522
Fund share repurchased [18,090,163 and 25,488,033 shares, respectively]	(215,985,878)	(265,216,408)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(57,374,817)	739,404,635

TOTAL INCREASE (DECREASE) IN NET ASSETS	(123,972,732)	899,019,106
NET ASSETS:
Beginning of period	1,710,714,358	811,695,252

End of period	$1,586,741,626	$1,710,714,358

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 4.8%
Boeing Co. (The)	235,000	$14,746,250
Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)(a)	452,700	9,484,065
General Dynamics Corp.	460,000	26,937,600
Lockheed Martin Corp.	335,200	24,972,400
Northrop Grumman Corp.	260,800	14,197,952
United Technologies Corp.	660,000	42,840,600

		133,178,867

Automobiles — 0.3%
Harley-Davidson, Inc.(a)	365,900	8,133,957

Beverages — 0.8%
PepsiCo, Inc.	370,000	22,551,500

Biotechnology — 0.9%
Amgen, Inc.*	500,000	26,300,000

Chemicals — 1.6%
Air Products & Chemicals, Inc.	200,000	12,962,000
Celanese Corp. (Class A Stock)	588,400	14,657,044
PPG Industries, Inc.	277,800	16,781,898

		44,400,942

Commercial Banks — 11.2%
Bank of America Corp.	6,040,854	86,807,072
Fifth Third Bancorp	1,330,000	16,345,700
KeyCorp	2,330,000	17,917,700
Northern Trust Corp.	265,000	12,375,500
PNC Financial Services Group, Inc.	1,017,700	57,500,050
Regions Financial Corp.	1,086,200	7,147,196
U.S. Bancorp	1,365,000	30,507,750
Wells Fargo & Co.	3,363,683	86,110,285

		314,711,253

Commercial Services — 0.7%
MasterCard, Inc. (Class A Stock)	100,000	19,953,000

Commercial Services & Supplies — 0.7%
Waste Management, Inc.	650,000	20,338,500

Computer Services & Software — 0.8%
Accenture PLC (Class A Stock) (Ireland)	300,000	11,595,000
Oracle Corp.	465,000	9,978,900

		21,573,900

Computers — 1.9%
Hewlett-Packard Co.	1,253,400	54,247,152

Computers & Peripherals — 1.7%
International Business Machines Corp.(a)	395,100	48,786,948

Consumer Finance — 0.4%
Capital One Financial Corp.	257,200	10,365,160

Diversified Financial Services — 3.2%
American Express Co.	700,000	27,790,000
Citigroup, Inc.*	6,738,601	25,337,140
Goldman Sachs Group, Inc. (The)	280,000	36,755,600

		89,882,740

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Manufacturing — 1.2%
General Electric Co.	2,260,000	$32,589,200

Electric — 0.8%
Public Service Enterprise Group, Inc.	675,000	21,147,750

Electric Utilities — 4.0%
American Electric Power Co., Inc.	900,000	29,070,000
Edison International	346,900	11,003,668
Exelon Corp.	955,200	36,268,944
NextEra Energy, Inc.	309,350	15,083,906
PG&E Corp.	500,000	20,550,000

		111,976,518

Electronic Equipment & Instruments — 0.8%
Tyco Electronics Ltd. (Switzerland)	855,325	21,708,148

Electronics — 0.4%
Thermo Fisher Scientific, Inc.*	255,000	12,507,750

Entertainment & Leisure — 0.5%
Carnival Corp. (Panama)	432,500	13,078,800

Financial Services — 3.2%
JPMorgan Chase & Co.	2,455,500	89,895,855

Food — 2.0%
Kellogg Co.(a)	335,000	16,850,500
Nestle SA (Switzerland)	685,000	33,029,900
Nestle SA, ADR (Switzerland)	110,000	5,306,400

		55,186,800

Food & Staples Retailing — 2.0%
Safeway, Inc.(a)	633,800	12,460,508
Wal-Mart Stores, Inc.	880,800	42,340,056

		54,800,564

Gas — 0.6%
Sempra Energy	350,000	16,376,500

Healthcare Products — 2.0%
Covidien PLC (Ireland)	450,000	18,081,000
Johnson & Johnson	650,000	38,389,000

		56,470,000

Healthcare Providers & Services — 0.4%
UnitedHealth Group, Inc.	400,000	11,360,000

Hotels, Restaurants & Leisure — 1.8%
McDonald’s Corp.	755,000	49,731,850

Household Durables — 0.1%
Fortune Brands, Inc.(a)	103,600	4,059,048

Household Products/Wares — 0.6%
Kimberly-Clark Corp.	275,000	16,673,250

Industrial Conglomerates — 1.1%
Tyco International Ltd. (Switzerland)(a)	841,525	29,646,926

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Insurance — 6.5%
Aflac, Inc.	800,000	$34,136,000
Allstate Corp. (The)	658,900	18,930,197
Genworth Financial, Inc. (Class A Stock)*	1,072,100	14,012,347
Lincoln National Corp.	1,300,000	31,577,000
MetLife, Inc.	1,313,414	49,594,513
Travelers Cos., Inc. (The)	310,800	15,306,900
Unum Group	194,850	4,228,245
XL Capital Ltd. (Class A Stock) (Cayman Islands)	946,200	15,148,662

		182,933,864

Iron/Steel — 0.5%
United States Steel Corp.(a)	400,000	15,420,000

Machinery — 1.8%
Cummins, Inc.(a)	170,700	11,117,691
PACCAR, Inc.(a)	972,200	38,761,614

		49,879,305

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.(a)	335,000	20,123,450

Media — 1.7%
Comcast Corp. (Special Class A Stock)	1,291,500	21,219,345
Time Warner Cable, Inc.(a)	215,000	11,197,200
Walt Disney Co. (The)	465,000	14,647,500

		47,064,045

Metals & Mining — 2.7%
BHP Billiton Ltd., ADR (Australia)(a)	382,500	23,711,175
Freeport-McMoRan Copper & Gold, Inc.	400,000	23,652,000
Peabody Energy Corp.	725,000	28,369,250

		75,732,425

Multi-Line Retail — 0.7%
J.C. Penney Co., Inc.(a)	855,100	18,367,548

Oil, Gas & Consumable Fuels — 10.5%
Apache Corp. (Class A Stock)(a)	490,000	41,253,100
ConocoPhillips	1,618,100	79,432,529
Exxon Mobil Corp.	775,000	44,229,250
Hess Corp.	780,000	39,265,200
Occidental Petroleum Corp.	625,000	48,218,750
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	847,600	40,922,128

		293,320,957

Pharmaceuticals — 6.2%
Abbott Laboratories	800,000	37,424,000
Bristol-Myers Squibb Co.	599,700	14,956,518
Eli Lilly & Co.(a)	703,300	23,560,550
Merck & Co., Inc.	1,278,115	44,695,681
Pfizer, Inc.	3,751,300	53,493,538

		174,130,287

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Real Estate Investment Trusts — 2.0%
AvalonBay Communities, Inc.	265,000	$24,743,050
Boston Properties, Inc.(a)	175,000	12,484,500
Vornado Realty Trust	245,000	17,872,750

		55,100,300

Retail & Merchandising — 3.8%
Best Buy Co., Inc.(a)	1,025,000	34,706,500
CVS Caremark Corp.	862,200	25,279,704
Target Corp.	425,000	20,897,250
TJX Cos., Inc.	585,000	24,540,750

		105,424,204

Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	1,000,000	19,450,000

Software — 2.5%
CA, Inc.	1,668,119	30,693,390
Microsoft Corp.	1,755,750	40,399,807

		71,093,197

Specialty Retail — 1.7%
Gap, Inc. (The)(a)	431,700	8,400,882
Home Depot, Inc. (The)	525,325	14,745,873
Limited Brands, Inc.	490,300	10,820,921
Staples, Inc.	750,000	14,287,500

		48,255,176

Telecommunications — 3.6%
AT&T, Inc.	900,000	21,771,000
Cisco Systems, Inc.*	565,000	12,040,150
Corning, Inc.	665,000	10,739,750
LM Ericsson, Telefonaktiebolaget, ADR (Sweden)(a)	1,300,000	14,326,000
Rogers Communications, Inc. (Class B Stock) (Canada)	665,000	21,785,400
Verizon Communications, Inc.	765,000	21,435,300

		102,097,600

Textiles, Apparel & Luxury Goods — 0.2%
Jones Apparel Group, Inc.	297,300	4,712,205

Tobacco — 0.6%
Philip Morris International, Inc.	373,750	17,132,700

Transportation — 1.0%
Union Pacific Corp.	425,000	29,541,750

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC, ADR (United Kingdom)(a)	1,247,700	25,789,959

TOTAL LONG-TERM INVESTMENTS (cost $2,709,521,350)		2,767,201,850

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

SHORT-TERM INVESTMENT — 9.7%
	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $270,698,709; includes $185,965,637 of cash collateral for securities on loan)(b)(w)(Note 4)	270,698,709	$270,698,709

TOTAL INVESTMENTS(o) — 108.5% (cost $2,980,220,059)		3,037,900,559
Liabilities in excess of other assets — (8.5)%		(238,295,891)

NET ASSETS — 100.0%		$2,799,604,668

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $178,023,669; cash collateral of $185,965,637 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2010, one security representing $33,029,900 and 1.2% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,734,171,950	$33,029,900	$—
Affiliated Money Market Mutual Fund	270,698,709	—	—

Total	$3,004,870,659	$33,029,900	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Commercial Banks	11.2%
Oil, Gas & Consumable Fuels	10.5
Affiliated Money Market Mutual Fund (6.6% represents investments purchased with collateral from securities on loan)	9.7
Insurance	6.5
Pharmaceuticals	6.2
Aerospace & Defense	4.8
Electric Utilities	4.0
Retail & Merchandising	3.8
Telecommunications	3.6
Financial Services	3.2
Diversified Financial Services	3.2
Metals & Mining	2.7
Software	2.5
Healthcare Products	2.0
Food	2.0
Real Estate Investment Trusts	2.0
Food & Staples Retailing	2.0
Computers	1.9
Machinery	1.8
Hotels, Restaurants & Leisure	1.8
Computers & Peripherals	1.7
Specialty Retail	1.7
Media	1.7
Chemicals	1.6

Diversified Manufacturing	1.2%
Industrial Conglomerates	1.1
Transportation	1.0
Biotechnology	0.9
Wireless Telecommunication Services	0.9
Beverages	0.8
Electronic Equipment & Instruments	0.8
Computer Services & Software	0.8
Electric	0.8
Commercial Services & Supplies	0.7
Machinery – Construction & Mining	0.7
Commercial Services	0.7
Semiconductors & Semiconductor Equipment	0.7
Multi-Line Retail	0.7
Tobacco	0.6
Household Products/ Wares	0.6
Gas	0.6
Iron/Steel	0.5
Entertainment & Leisure	0.5
Electronics	0.4
Healthcare Providers & Services	0.4
Consumer Finance	0.4
Automobiles	0.3
Textiles, Apparel & Luxury Goods	0.2
Household Durables	0.1

108.5
Liabilities in excess of other assets	(8.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $178,023,669:
Unaffiliated investments (cost $2,709,521,350)	$2,767,201,850
Affiliated investments (cost $270,698,709)	270,698,709
Foreign currency, at value (cost $646,349)	641,505
Receivable for investments sold	12,827,505
Receivable for fund share sold	4,704,874
Dividends and interest receivable	4,671,206
Tax reclaim receivable	280,895
Prepaid expenses	2,443

Total Assets	3,061,028,987

LIABILITIES:
Payable to broker for collateral for securities on loan	185,965,637
Payable to custodian	30,915,264
Payable for investments purchased	27,257,395
Payable for fund share repurchased	16,364,324
Advisory fees payable	794,985
Accrued expenses and other liabilities	112,360
Shareholder servicing fees payable	12,309
Deferred trustees’ fees	1,503
Affiliated transfer agent fee payable	542

Total Liabilities	261,424,319

NET ASSETS	$2,799,604,668

Net assets were comprised of:
Paid-in capital	$3,868,489,132
Retained earnings	(1,068,884,464)

Net assets, June 30, 2010	$2,799,604,668

Net asset value and redemption price per share, $2,799,604,668 / 255,132,518 outstanding shares of beneficial interest	$10.97

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $260,872 foreign withholding tax)	$31,387,390
Affiliated income from securities lending, net	116,682
Affiliated dividend income	85,604

31,589,676

EXPENSES
Advisory fees	10,986,623
Shareholder servicing fees and expenses	1,464,883
Custodian and accounting fees	173,000
Trustees’ fees	18,000
Insurance expenses	14,000
Audit fee	12,000
Commitment fee on syndicated credit agreement	12,000
Legal fees and expenses	7,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Loan interest expense (Note 7)	1,520
Miscellaneous	8,252

Total expenses	12,708,278
Less: shareholder servicing fee waiver	(327,890)

Net expenses	12,380,388

NET INVESTMENT INCOME	19,209,288

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	57,807,325
Foreign currency transactions	(3,173)

57,804,152

Net change in unrealized appreciation (depreciation) on:
Investments	(302,775,669)
Foreign currencies	(10,922)

(302,786,591)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(244,982,439)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(225,773,151)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$19,209,288	$31,530,778
Net realized gain (loss) on investment and foreign currency transactions	57,804,152	(362,722,169)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(302,786,591)	703,686,860

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(225,773,151)	372,495,469

DISTRIBUTIONS	(31,443,703)	(48,353,330)

FUND SHARE TRANSACTIONS:
Fund share sold [60,327,585 and 121,958,538 shares, respectively]	736,348,523	1,301,528,829
Fund share issued in reinvestment of distributions [2,699,030 and 4,796,957 shares, respectively]	31,443,703	48,353,330
Fund share repurchased [32,710,496 and 48,992,144 shares, respectively]	(387,256,518)	(506,580,986)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	380,535,708	843,301,173

TOTAL INCREASE IN NET ASSETS	123,318,854	1,167,443,312
NET ASSETS:
Beginning of period	2,676,285,814	1,508,842,502

End of period	$2,799,604,668	$2,676,285,814

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 97.6% BANK LOANS(c)(g) — 1.5%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Automotive — 0.3%
Ford Motor Co.	Ba1	3.33%	12/15/13	$985	$929,306

Financial – Brokerage — 0.8%
Nuveen Investments, Inc.	Caa2	3.45%	11/13/14	2,277	1,907,499
Nuveen Investments, Inc.	B2	12.50%	07/31/15	750	774,000

					2,681,499

Medical Supplies & Equipment — 0.2%
HCA, Inc., Term A	Ba3	2.03%	11/17/12	641	604,872

Textile & Apparel — 0.2%
Michael’s Stores	B2	2.76%	07/31/16	402	372,895
Michael’s Stores	B2	5.01%	07/31/14	541	513,621

					886,516

TOTAL BANK LOANS (cost $5,007,703)					5,102,193

CONVERTIBLE BONDS — 9.3%
Aerospace/Defense — 0.6%
Alliant Techsystems, Inc., Gtd. Notes	B1	2.75%	02/15/24	1,000	947,500
L-3 Communications Corp., Gtd. Notes	Ba1	3.00%	08/01/35	1,250	1,250,000

					2,197,500

Automotive — 0.2%
Ford Motor Co., Sr. Unsec’d. Notes	B2	4.25%	11/15/16	600	750,750

Beverages — 0.1%
Central European Distribution Corp., Sr. Unsec’d. Notes	B-(d)	3.00%	03/15/13	500	416,875

Biotechnology — 0.2%
Human Genome Sciences, Inc., Sub. Notes	NR	2.25%	10/15/11	350	551,250

Cable Television — 0.2%
General Cable Corp., Sub. Notes (4.50% until 11/15/19)	B2	2.25%(e)	11/15/29	750	703,125

Computer Services & Software — 0.5%
Informatica Corp., Sr. Unsec’d. Notes	NR	3.00%	03/15/26	750	935,625
NetApp, Inc., Sr. Unsec’d. Notes	NR	1.75%	06/01/13	600	771,000

					1,706,625

Consumer Discretionary — 0.3%
UAL Corp., Gtd. Notes	CCC(d)	4.50%	06/30/21	975	946,920

Containers & Packaging — 0.2%
Owens-Brockway Glass Container, Inc., Sr. Notes, 144A	BB+(d)	3.00%	06/01/15	850	780,938

Electronic Components & Equipment — 0.5%
Itron, Inc., Sr. Sub. Notes	B-(d)	2.50%	08/01/26	1,500	1,655,625

Energy — 0.2%
Evergreen Solar, Inc., Sr. Unsec’d. Notes	NR	4.00%	07/15/13	550	159,500
Quicksilver Resources, Inc., Jr. Sub. Notes	B-(d)	1.875%	11/01/24	500	496,250

					655,750

Integrated Energy — 0.2%
SunPower Corp., Sr. Unsec’d. Notes	NR	4.75%	04/15/14	650	515,125

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CONVERTIBLE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Medical Supplies & Equipment — 0.4%
Medtronic, Inc., Sr. Unsec’d. Notes	A1	1.625%	04/15/13	$525	$526,312
Nuvasive, Inc., Sr. Unsec’d. Notes	NR	2.25%	03/15/13	800	843,000

					1,369,312

Metals & Mining — 0.6%
Newmont Mining Corp., Gtd. Notes	BBB+(d)	1.25%	07/15/14	1,350	1,923,750
Patriot Coal Corp., Sr. Unsec’d. Notes	NR	3.25%	05/31/13	350	285,250

					2,209,000

Metals/Mining Excluding Steel — 0.5%
Placer Dome, Inc., Sr. Unsec’d. Notes (Canada)	Baa1	2.75%	10/15/23	1,000	1,848,750

Oil Field Equipment & Services — 0.3%
Hanover Compress Co., Gtd. Notes	B1	4.75%	01/15/14	1,000	951,250

Pharmaceuticals — 1.5%
BioMarin Pharmaceutical, Inc., Sr. Sub. Notes	B-(d)	2.50%	03/29/13	1,000	1,253,750
Gilead Sciences, Inc., Sr. Unsec’d. Notes	NR	0.625%	05/01/13	1,600	1,776,000
Salix Pharmaceuticals Ltd., Sr. Unsec’d. Notes	NR	2.75%	05/15/15	175	189,000
Teva Pharmaceutical Finance Co. BV, Gtd. Notes (Netherlands)	A3	1.75%	02/01/26	1,550	1,774,750

					4,993,500

Real Estate Investment Trusts — 0.2%
ProLogis, Sr. Unsec’d. Notes	BBB-(d)	3.25%	03/15/15	650	580,938

Software Services — 0.9%
EMC Corp., Sr. Unsec’d. Notes	A-(d)	1.75%	12/01/11	1,250	1,517,187
Salesforce.com, Inc., Sr. Unsec’d. Notes, 144A	NR	0.75%	01/15/15	475	549,219
Symantec Corp., Sr. Unsec’d. Notes	NR	0.75%	06/15/11	1,000	991,250

					3,057,656

Support Services — 0.2%
CRA International, Inc., Sr. Sub. Notes	NR	2.875%	06/15/34	750	735,000

Technology Services — 0.3%
Concur Technologies, Inc., Sr. Unsec’d. Notes, 144A	NR	2.50%	04/15/15	1,025	1,039,094

Telecommunications — 1.2%
SBA Communications Corp., Sr. Unsec’d. Notes	NR	4.00%	10/01/14	2,000	2,555,000
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	B1	8.375%	10/15/19	750	763,125
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	B1	9.50%	08/15/16	600	633,750

					3,951,875

TOTAL CONVERTIBLE BONDS (cost $30,461,186)					31,616,858

CORPORATE OBLIGATIONS — 79.5%
Advertising — 0.1%
Lamar Media Corp., Gtd. Notes, 144A(a)	B1	7.875%	04/15/18	275	274,313

Aerospace & Defense — 0.7%
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%	01/15/15	1,575	1,531,688
Spirit Aerosystems, Inc., Gtd. Notes	B2	7.50%	10/01/17	400	392,000
Triumph Group, Inc., Gtd. Notes	B1	8.00%	11/15/17	539	514,745

					2,438,433

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Airlines — 0.6%
Delta Air Lines, Inc., Sr. Sec’d. Notes, 144A	Ba2	9.50%		09/15/14	$250	$262,500
United Air Lines, Inc., Sec’d. Notes, 144A	Caa2	12.00%		11/01/13	525	546,000
United Air Lines, Inc., Sr. Sec’d. Notes, 144A	B3	9.875%		08/01/13	1,250	1,281,250

						2,089,750

Auto Loans — 0.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Ba3	8.00%		06/01/14	1,000	1,032,059

Automobile Manufacturers — 0.5%
Cooper-Standard Automotive, Inc., Sr. Notes, 144A	B2	8.50%		05/01/18	500	503,750
Navistar International Corp., Gtd. Notes	B1	8.25%		11/01/21	825	837,375
Oshkosh Corp., Gtd. Notes	B3	8.50%		03/01/20	375	390,000

						1,731,125

Automotive — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	B2	7.45%		07/16/31	1,000	902,500

Automotive Parts & Equipment — 1.6%
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes(a)	B1	10.50%		05/15/16	925	1,005,937
Stanadyne Corp., Sr. Sub. Notes	Caa1	10.00%		08/15/14	950	864,500
Tenneco, Inc., Gtd. Notes(a)	Caa1	8.625%		11/15/14	1,000	1,008,750
TRW Automotive, Inc., Gtd. Notes, 144A	B3	7.25%		03/15/17	2,000	1,940,000
TRW Automotive, Inc., Gtd. Notes, 144A	B3	8.875%		12/01/17	675	695,250

						5,514,437

Banking — 2.7%
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/16	1,625	1,482,812
Fifth Third Capital Trust IV, Ltd. Gtd. Notes	Baa3	6.50%	(c)	04/15/37	1,250	1,031,250
General Motors Acceptance Corp., Inc., Gtd. Notes	B3	6.75%		12/01/14	1,000	967,500
General Motors Acceptance Corp., Inc., Gtd. Notes	B3	8.00%		11/01/31	375	345,938
General Motors Acceptance Corp., Inc., Gtd. Notes, 144A(a)	B3	8.30%		02/12/15	1,000	1,012,500
MU Finance PLC, Sr. Sec’d. Notes, 144A (United Kingdom)	NR	8.375%		02/01/17	1,150	1,102,563
Provident Funding Associates, Sr. Sec’d. Notes, 144A	Ba3	10.25%		04/15/17	800	808,000
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.40%		10/21/19	400	404,523
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	5.00%		11/12/13	675	654,973
Zions Bancorporation, Sr. Unsec’d. Notes(a)	BBB-(d)	7.75%		09/23/14	1,450	1,477,518

						9,287,577

Building & Construction — 0.5%
KB Home, Gtd. Notes	B1	9.10%		09/15/17	950	938,125
Lennar Corp., Gtd. Notes	B3	12.25%		06/01/17	800	912,000

						1,850,125

Building Materials — 1.0%
Belden, Inc., Gtd. Notes	Ba2	7.00%		03/15/17	1,500	1,449,375
Belden, Inc., Gtd. Notes, 144A	Ba2	9.25%		06/15/19	250	263,750
Building Materials Corp. of America, Gtd. Notes, 144A	B3	7.50%		03/15/20	500	491,250
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%		03/15/20	750	728,239
Owens Corning, Gtd. Notes	Ba1	9.00%		06/15/19	450	532,071

						3,464,685

Cable Television — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(a)	B2	8.125%		04/30/20	1,200	1,227,000
Insight Communications Co., Inc., Sr. Notes, 144A	B3	9.375%		07/15/18	100	100,000

						1,327,000

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals — 2.2%
CF Industries, Inc., Gtd. Notes	B1	6.875%	05/01/18	$200	$203,500
CF Industries, Inc., Gtd. Notes	B1	7.125%	05/01/20	125	128,437
Huntsman International LLC, Gtd. Notes, 144A	B3	8.625%	03/15/20	1,000	925,000
Ineos Finance PLC, Sr. Sec’d. Notes, 144A (United Kingdom)(a)	B2	9.00%	05/15/15	200	198,500
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom)(a)	Caa3	8.50%	02/15/16	1,625	1,267,500
Mosaic Global Holdings, Inc., Sr. Unsec’d. Notes	Baa2	7.30%	01/15/28	1,800	2,070,756
Nalco Co., Sr. Notes	Ba2	8.25%	05/15/17	1,250	1,293,750
Phibro Animal Health Corp., Gtd. Notes, 144A	B3	9.25%	07/01/18	200	199,000
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.50%	11/15/14	1,250	1,259,375

					7,545,818

Clothing & Apparel — 0.1%
Levi Strauss & Co., Sr. Unsec’d. Notes, 144A(a)	B2	7.625%	05/15/20	275	269,500
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes	B2	7.375%	05/15/20	175	176,531

					446,031

Commercial Banks — 0.2%
Regions Financial Corp. Sr. Unsec’d. Notes	Baa3	5.75%	06/15/15	325	322,944
Standard Chartered PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)(a)	A3	3.85%	04/27/15	225	227,008

					549,952

Commercial Services — 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	B3	9.625%	03/15/18	400	404,000
Geo Group, Inc., (The), Gtd. Notes, 144A	B1	7.75%	10/15/17	250	251,875
Live Nation Entertainment, Inc., Sr. Unsec’d. Notes, 144A	B1	8.125%	05/15/18	1,000	970,000

					1,625,875

Computer Services & Software — 0.7%
Brocade Communications Systems, Inc., Sr. Sec’d. Notes, 144A	Ba2	6.625%	01/15/18	1,000	992,500
Brocade Communications Systems, Inc., Sr. Sec’d. Notes, 144A(a)	Ba2	6.875%	01/15/20	965	957,763
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	500	476,250

					2,426,513

Computers & Peripherals — 0.2%
Seagate HDD Cayman, Sr. Unsec’d. Notes, 144A (Cayman Islands)(a)	Ba1	6.875%	05/01/20	850	807,500

Consumer Discretionary — 0.1%
INVISTA, Sr. Unsec’d. Notes, 144A	Ba3	9.25%	05/01/12	433	439,495

Consumer Products & Services — 1.0%
Elizabeth Arden, Inc., Gtd. Notes	B1	7.75%	01/15/14	1,500	1,488,750
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	7.375%	03/15/20	350	354,375
Whirlpool Corp., Unsec’d. Notes	Baa3	8.60%	05/01/14	1,250	1,473,759

					3,316,884

Diversified Capital Goods — 1.1%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	1,355	1,321,125
Mueller Water Products, Inc., Gtd. Notes(a)	B3	7.375%	06/01/17	1,450	1,272,375
Park-Ohio Industries, Inc., Gtd. Notes	Caa1	8.375%	11/15/14	666	616,050

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Capital Goods (continued)
Sensus Metering Systems, Inc., Gtd. Notes	B3	8.625%	12/15/13	$500	$487,500

					3,697,050

Diversified Operations — 0.2%
Brambles USA, Inc., Gtd. Notes, 144A	Baa1	5.35%	04/01/20	800	830,686

Electric – Generation — 0.9%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B3	8.375%	05/01/16	2,000	1,582,500
NRG Energy, Inc., Gtd. Notes	B1	7.25%	02/01/14	700	709,625
RRI Energy, Inc., Sr. Sec’d. Notes(a)	B1	6.75%	12/15/14	652	658,520

					2,950,645

Electric – Integrated — 0.9%
Mirant Americas Generation LLC, Sr. Unsec’d. Notes(a)	B3	9.125%	05/01/31	2,000	1,840,000
PSEG Power LLC, Gtd. Notes, 144A	Baa1	5.32%	09/15/16	1,237	1,333,078

					3,173,078

Electronic Components & Equipment — 2.1%
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	8.00%	10/15/17	1,500	1,515,000
Agilent Technologies, Inc., Sr. Unsec’d. Notes	BBB-(d)	5.50%	09/14/15	700	753,456
Freescale Semiconductor, Inc., Gtd. Notes(a)	Caa2	8.875%	12/15/14	1,700	1,551,250
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B2	9.25%	04/15/18	450	443,250
KLA-Tencor Corp., Sr. Unsec’d. Notes	Baa1	6.90%	05/01/18	875	978,858
NXP BV/NXP Funding LLC, Gtd. Notes (Netherlands)	Caa3	9.50%	10/15/15	500	418,750
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes(a)	Caa2	10.25%	11/01/15	2,500	1,650,000

					7,310,564

Energy — 0.5%
Quicksilver Resources, Inc., Gtd. Notes	B3	7.125%	04/01/16	750	691,875
Quicksilver Resources, Inc., Gtd. Notes	B2	8.25%	08/01/15	1,050	1,036,875

					1,728,750

Energy – Exploration & Production — 3.1%
Cimarex Energy Co., Gtd. Notes	Ba3	7.125%	05/01/17	2,000	2,010,000
Forest Oil Corp., Gtd. Notes	B1	7.25%	06/15/19	2,330	2,248,450
Forest Oil Corp., Gtd. Notes	B1	8.50%	02/15/14	500	521,250
Kerr-McGee Corp., Gtd. Notes	Ba1	6.95%	07/01/24	2,550	2,317,052
Questar Market Resources, Inc., Sr. Unsec’d. Notes	Baa3	6.80%	03/01/20	400	415,722
Range Resources Corp., Gtd. Notes	Ba3	7.25%	05/01/18	400	399,000
Range Resources Corp., Gtd. Notes	Ba3	8.00%	05/15/19	825	861,094
Ras Laffan Liquefied Natural Gas Co. Ltd. III., Sr. Sec’d. Notes, 144A (Qatar)	Aa2	5.50%	09/30/14	650	693,187
SEACOR Holdings, Inc., Sr. Unsec’d. Notes	Ba1	7.375%	10/01/19	1,050	1,108,869

					10,574,624

Entertainment & Leisure — 0.9%
Cinemark USA, Inc., Gtd. Notes	B3	8.625%	06/15/19	175	175,875
Speedway Motorsports, Inc., Gtd. Notes	Ba1	8.75%	06/01/16	1,375	1,443,750
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.50%	06/15/16	1,250	1,331,250

					2,950,875

Environmental — 0.2%
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba2	7.625%	08/15/16	700	719,250

Farming & Agriculture — 0.1%
Bunge NA Finance LP, Gtd. Notes	Baa2	5.90%	04/01/17	225	240,098

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Financial Services — 2.8%
American General Finance Corp., Sr. Unsec’d. Notes(a)	B2	6.90%	12/15/17	$900	$716,625
Cantor Fitzgerald LP, Bonds, 144A	Baa3	7.875%	10/15/19	400	413,882
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,500	1,562,059
CEDC Finance Corp. International, Inc., Sr. Sec’d. Notes, 144A	B1	9.125%	12/01/16	1,000	965,000
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B(d)	9.50%	12/14/16	250	241,219
FMR LLC, Sr. Unsec’d. Notes, 144A(a)	A2	5.35%	11/15/21	800	834,989
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.625%	09/15/15	600	568,500
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.75%	03/15/17	1,250	1,184,375
Lazard Group LLC, Sr. Unsec’d. Notes	Ba2	7.125%	05/15/15	700	737,239
LBI Escrow Corp., Sr. Sec’d. Notes, 144A(a)	Ba3	8.00%	11/01/17	1,000	1,030,000
Raymond James Financial, Inc., Sr. Unsec’d. Notes	Baa2	8.60%	08/15/19	1,000	1,177,771
Washington Mutual Bank, Sub. Notes(i)	NR	6.875%	06/15/11	1,350	6,750
ZFS Finance USA Trust, Jr. Sub. Notes, 144A	Baa1	6.50%(c)	05/09/37	157	140,515

					9,578,924

Food & Drug Retailers — 1.5%
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	B1	8.875%	05/15/17	2,100	2,136,750
Rite Aid Corp., General Obligation Bonds(a)	Caa2	10.25%	10/15/19	650	647,562
Rite Aid Corp., Gtd. Notes	Caa3	9.375%	12/15/15	1,150	940,125
Wendy’s/Arby’s Restaurants LLC, Gtd. Notes	B3	10.00%	07/15/16	1,200	1,248,000

					4,972,437

Food – Wholesale — 1.3%
Bumble Bee Foods LLC, Sr. Sec’d. Notes, 144A	B2	7.75%	12/15/15	1,400	1,408,750
Del Monte Corp., Gtd. Notes, 144A	Ba3	7.50%	10/15/19	350	357,875
Dole Food Co., Inc., Gtd. Notes(a)	B3	8.75%	07/15/13	1,875	1,931,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Gtd. Notes	Caa2	10.625%	04/01/17	300	312,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsec’d. Notes, 144A(a)	Caa2	9.25%	04/01/15	450	459,000

					4,469,625

Forestry/Paper — 1.9%
Boise Paper Holdings LLC/Boise Co-Issuer Co., Gtd. Notes, 144A	B2	8.00%	04/01/20	200	199,500
Boise Paper Holdings LLC/Boise Finance Co., Gtd. Notes, 144A	B2	9.00%	11/01/17	500	515,000
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.875%	01/15/20	250	243,750
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba2	8.25%	05/01/16	1,500	1,599,375
Graphic Packaging International Corp., Gtd. Notes	B3	9.50%	08/15/13	1,400	1,424,500
Sealed Air Corp., Sr. Notes, 144A	Baa3	7.875%	06/15/17	1,000	1,045,284
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)(a)	B2	7.75%	04/01/15	1,500	1,481,250

					6,508,659

Gaming — 3.3%
Boyd Gaming Corp., Sr. Sub. Notes(a)	Caa1	7.125%	02/01/16	1,075	884,187
Downstream Development Authority of The Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	Caa1	12.00%	10/15/15	625	587,500
Isle of Capri Casinos, Inc., Gtd. Notes(a)	Caa1	7.00%	03/01/14	675	607,500
MGM Mirage, Inc., Gtd. Notes	Caa1	6.75%	04/01/13	600	535,500
MGM Mirage, Inc., Sr. Sec’d. Notes, 144A(a)	B1	9.00%	03/15/20	250	256,875
Midwest Gaming Borrower LLC/Midwest Finance Corp., Sr. Sec’d. Notes, 144A	Caa1	11.625%	04/15/16	400	394,000
Mohegan Tribal Gaming Authority, Sr. Sec’d. Notes, 144A(a)	B1	11.50%	11/01/17	1,000	990,000
River Rock Entertainment Authority, Sr. Sec’d. Notes	B2	9.75%	11/01/11	2,505	2,326,519
Scientific Games International, Inc., Gtd. Notes	B1	9.25%	06/15/19	850	869,125

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Gaming (continued)
Seneca Gaming Corp., Sr. Unsec’d. Notes	Ba2	7.25%	05/01/12	$1,500	$1,466,250
Snoqualmie Entertainment Authority, Sr. Sec’d. Notes, 144A	Caa3	9.125%	02/01/15	1,650	1,381,875
Station Casinos, Inc., Sr. Sub. Notes(i)	D(d)	6.50%	02/01/14	1,000	7,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage, 144A	Ba2	7.875%	11/01/17	1,000	1,012,500

					11,319,331

Gas Distribution — 3.2%
El Paso Corp., Sr. Unsec’d. Notes(a)	Ba3	7.25%	06/01/18	2,000	2,005,390
El Paso Corp., Sr. Unsec’d. Notes	Ba3	8.25%	02/15/16	675	707,062
El Paso Natural Gas Co., Sr. Unsec’d. Notes	Baa3	5.95%	04/15/17	1,250	1,328,264
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes(a)	Ba3	6.75%	05/01/14	1,350	1,323,000
Ferrellgas Partners LP, Sr. Unsec’d. Notes	B2	8.625%	06/15/20	550	550,000
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25%	03/01/16	1,976	2,000,700
Northwest Pipeline Corp., Sr. Unsec’d. Notes	Baa2	6.05%	06/15/18	175	193,518
Pacific Energy Partners LP/Pacific Energy Finance Corp., Gtd. Notes	Baa3	6.25%	09/15/15	500	519,625
Williams Cos., Inc., (The), Sr. Unsec’d. Notes	Baa3	7.875%	09/01/21	1,111	1,273,308
Williams Partners LP/Williams Partners Finance Co., Sr. Unsec’d. Notes	Baa3	7.25%	02/01/17	1,000	1,135,218

					11,036,085

Health Services — 2.2%
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba2	6.125%	12/15/14	1,250	1,256,250
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba2	8.00%	09/15/16	500	521,250
Hanger Orthopedic Group, Inc., Gtd. Notes	B3	10.25%	06/01/14	400	418,000
United Surgical Partners International, Inc., Gtd. Notes	Caa1	8.875%	05/01/17	2,250	2,244,375
Vanguard Health Holding Co. II LLC, Gtd. Notes	B3	8.00%	02/01/18	1,600	1,536,000
VWR Funding, Inc., Gtd. Notes, PIK	Caa1	10.25%	07/15/15	1,584	1,600,219

					7,576,094

Healthcare Products — 0.5%
Bausch & Lomb, Inc., Sr. Unsec’d. Notes(a)	Caa1	9.875%	11/01/15	1,500	1,541,250

Healthcare Services — 1.7%
Biomet, Inc., Gtd. Notes	B3	10.00%	10/15/17	750	806,250
Capella Healthcare, Inc., Gtd. Notes, 144A	B3	9.25%	07/01/17	150	151,500
Healthsouth Corp., Gtd. Notes	Caa1	8.125%	02/15/20	1,300	1,277,250
National Mentor Holdings, Inc., Gtd. Notes	Caa1	11.25%	07/01/14	750	748,125
Select Medical Corp., Gtd. Notes	B3	7.625%	02/01/15	1,000	940,000
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%	04/15/15	1,750	1,833,125

					5,756,250

Holding Companies – Diversified — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Notes, 144A(a)	Caa1	8.50%	05/15/18	625	613,281
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	B1	7.75%	10/15/16	1,300	1,270,750

					1,884,031

Hotels — 0.9%
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A(a)	Ca	12.75%	04/15/18	600	573,000
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	5.75%	08/15/15	1,000	1,043,331
MCE Finance Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)(a)	B1	10.25%	05/15/18	550	571,312

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Hotels (continued)
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.75%		05/15/18	$975	$975,000

						3,162,643

Industrial — 0.5%
RBS Global, Inc./Rexnord LLC, Gtd. Notes, 144A(a)	Caa1	8.50%		05/01/18	1,750	1,697,500

Insurance — 2.1%
AXA SA, Jr. Sub. Notes, 144A (France)	Baa1	6.379%	(c)	12/14/36	525	411,469
Fidelity National Financial, Inc., Sr. Unsec’d. Notes	Baa3	6.60%		05/15/17	850	847,509
Liberty Mutual Group, Inc., Gtd. Notes, 144A(a)	Baa3	10.75%	(c)	06/15/58	2,500	2,700,000
MetLife Capital Trust X, Jr. Sub. Notes, 144A(a)	Baa2	9.25%	(c)	04/08/38	2,000	2,160,000
USI Holdings Corp., Gtd. Notes, 144A	B3	5.11%	(c)	11/15/14	1,375	1,124,062

						7,243,040

Leisure — 0.4%
Gaylord Entertainment Co., Gtd. Notes(a)	Caa2	6.75%		11/15/14	650	625,625
Universal City Development Partners Ltd., Sr. Notes, 144A	B3	8.875%		11/15/15	500	502,500
Universal City Development Partners Ltd., Sr. Sub. Notes, 144A	B3	10.875%		11/15/16	375	382,500

						1,510,625

Machinery — 1.2%
Baldor Electric Co., Gtd. Notes	B3	8.625%		02/15/17	3,000	3,105,000
Manitowoc Co., Inc. (The), Gtd. Notes(a)	Caa1	9.50%		02/15/18	1,000	1,000,000

						4,105,000

Manufacturing — 0.2%
Amsted Industries, Inc., Sr. Notes, 144A	B1	8.125%		03/15/18	800	798,000

Media — 0.5%
Allbritton Communications Co., Sr. Notes, 144A	B2	8.00%		05/15/18	650	643,500
Gray Television, Inc., Sr. Sec’d. Notes, 144A	Caa2	10.50%		06/29/15	450	436,500
LIN Television Corp., Gtd. Notes, 144A	Ba3	8.375%		04/15/18	450	447,750
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	B2	9.25%		11/01/17	250	252,500

						1,780,250

Media – Broadcasting — 0.7%
Discovery Communications LLC, Gtd. Notes(a)	Baa2	5.625%		08/15/19	550	595,365
Fox Acquisition Sub., LLC, Sr. Notes, 144A	Caa3	13.375%		07/15/16	300	294,000
Salem Communications Corp., Sr. Sec’d. Notes	B2	9.625%		12/15/16	471	485,130
Univision Communications, Inc., Gtd. Notes, PIK, 144A	Caa2	9.75%		03/15/15	1,000	832,500

						2,206,995

Media – Cable — 1.0%
DISH DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16	1,000	1,002,500
Mediacom Broadband LLC, Sr. Unsec’d. Notes(a)	B3	8.50%		10/15/15	2,500	2,387,500

						3,390,000

Media – Services — 1.0%
Affinion Group, Inc., Gtd. Notes	B3	10.125%		10/15/13	275	281,875
Affinion Group, Inc., Gtd. Notes	Caa1	11.50%		10/15/15	750	787,500
Interpublic Group of Cos., Inc., Sr. Unsec’d. Notes	Ba2	6.25%		11/15/14	1,200	1,206,000
Interpublic Group of Cos., Inc., Sr. Unsec’d. Notes	Ba2	10.00%		07/15/17	325	358,312
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(a)	Caa1	0.715%	(j)	08/01/16	700	666,750
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	Caa1	11.50%		05/01/16	125	136,563

						3,437,000

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Medical Supplies & Equipment — 1.5%
Centene Corp., Sr. Unsec’d. Notes	Ba2	7.25%		04/01/14	$850	$850,000
HCA, Inc., Sec’d. Notes	B2	9.125%		11/15/14	3,250	3,400,313
Novartis Securities Investment Ltd., Gtd. Notes (Bermuda)	Aa2	5.125%		02/10/19	725	811,598

						5,061,911

Metals & Mining — 1.8%
Aleris International, Inc., Gtd. Notes(i)	NR	10.00%		12/15/16	1,025	8,969
Barrick Gold Corp., Sr. Unsec’d. Notes (Canada)	Baa1	6.95%		04/01/19	225	269,784
CONSOL Energy, Inc., Gtd. Notes, 144A(a)	B1	8.25%		04/01/20	1,000	1,042,500
Essar Steel Algoma, Inc., Sr. Sec’d. Notes, 144A (Canada)	B3	9.375%		03/15/15	600	585,000
Murray Energy Corp., Gtd. Notes, 144A	Caa1	10.25%		10/15/15	1,000	995,000
Noranda Aluminium Acquisition Corp., Gtd. Notes, PIK	B3	5.373%	(c)	05/15/15	787	605,957
Patriot Coal Corp., Gtd. Notes	B3	8.25%		04/30/18	600	577,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Gtd. Notes	B2	8.25%		04/15/18	725	712,312
Steel Dynamics, Inc., Gtd. Notes, 144A	Ba2	7.625%		03/15/20	750	746,250
Valmont Industries, Inc., Gtd. Notes	Ba1	6.625%		04/20/20	450	458,650

						6,001,922

Metals/Mining Excluding Steel — 1.6%
Anglo American Capital PLC, Gtd. Notes, 144A (United Kingdom)	Baa1	9.375%		04/08/14	250	298,859
Arch Coal, Inc., Gtd. Notes, 144A	B1	8.75%		08/01/16	800	834,000
Foundation PA Coal Co. LLC, Gtd. Notes	Ba3	7.25%		08/01/14	575	585,062
Peabody Energy Corp., Gtd. Notes	Ba1	5.875%		04/15/16	1,500	1,471,875
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Baa3	9.75%		05/15/14	450	531,817
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Baa3	10.75%		05/15/19	1,500	1,837,950

						5,559,563

Non-Food & Drug Retailers — 1.7%
Brookstone Co., Inc., Sr. Sec’d. Notes	Caa3	12.00%		10/15/12	1,000	820,000
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.125%		11/15/23	668	704,740
JC Penney Corp., Inc., Sr. Unsec’d. Notes(a)	Ba1	7.95%		04/01/17	650	721,500
Limited Brands, Inc., Gtd. Notes	Ba1	7.00%		05/01/20	1,500	1,511,250
Limited Brands, Inc., Sr. Unsec’d. Notes	Ba3	7.60%		07/15/37	400	366,000
Toys R Us Property Co. I LLC, Gtd. Notes, 144A	B3	10.75%		07/15/17	425	464,312
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes, 144A	Ba2	8.50%		12/01/17	1,000	1,025,000

						5,612,802

Office Equipment — 0.1%
Acco Brands Corp., Sr. Sec’d. Notes	B1	10.625%		03/15/15	200	217,000

Oil & Gas — 2.4%
Continental Resources, Inc., Gtd. Notes	B1	8.25%		10/01/19	1,620	1,692,900
Key Energy Services, Inc., Gtd. Notes(a)	B1	8.375%		12/01/14	750	745,313
National Fuel Gas Co., Sr. Unsec’d. Notes	Baa1	6.50%		04/15/18	1,440	1,543,890
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%		05/15/18	1,750	1,732,500
Pan American Energy LLC, Gtd. Notes, 144A (Argentina)	Ba2	7.875%		05/07/21	500	500,000
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	5.875%		03/01/18	1,000	1,029,183
Tesoro Corp., Gtd. Notes(a)	Ba1	9.75%		06/01/19	1,000	1,037,500

						8,281,286

Oil Field Equipment & Services — 0.8%
Complete Production Services, Inc., Gtd. Notes(a)	B1	8.00%		12/15/16	625	610,937
Dresser-Rand Group, Inc., Gtd. Notes	B1	7.375%		11/01/14	1,101	1,101,000
National-Oilwell Varco, Inc., Sr. Unsec’d. Notes	A3	6.125%		08/15/15	1,000	1,033,895

						2,745,832

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Packaging — 1.7%
Crown Cork & Seal Co., Inc., Sr. Unsec’d. Notes	B1	7.375%	12/15/26	$3,700	$3,367,000
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes, 144A	Caa1	8.25%	01/01/17	550	541,750
Solo Cup Co., Gtd. Notes(a)	Caa2	8.50%	02/15/14	1,000	897,500
Vitro SAB de CV, Gtd. Notes (Mexico)(a)(i)	NR	9.125%	02/01/17	2,000	920,000

					5,726,250

Paper & Forest Products — 0.3%
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B1	11.50%	06/01/14	600	648,000
NewPage Corp., Sr. Sec’d. Notes	B2	11.375%	12/31/14	550	499,125

					1,147,125

Pharmaceuticals — 0.2%
Mylan, Inc., Gtd. Notes, 144A	B1	7.625%	07/15/17	300	306,000
Mylan, Inc., Gtd. Notes, 144A	B1	7.875%	07/15/20	300	306,000

					612,000

Real Estate Investment Trusts — 1.2%
DuPont Fabros Technology LP, Gtd. Notes, 144A	Ba2	8.50%	12/15/17	1,150	1,180,188
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.00%	10/01/14	400	418,000
Health Care REIT, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	04/15/20	275	284,472
Omega Healthcare Investors, Inc., Gtd. Notes, 144A	Ba3	7.50%	02/15/20	400	399,000
ProLogis, Sr. Unsec’d. Notes	Baa2	5.625%	11/15/16	575	540,564
ProLogis, Sr. Unsec’d. Notes(a)	Baa2	6.875%	03/15/20	1,225	1,157,836

					3,980,060

Rental/Auto Equipment — 0.3%
United Rentals North America, Inc., Gtd. Notes	B3	10.875%	06/15/16	1,000	1,072,500

Restaurants — 0.6%
Denny’s Holdings, Inc., Gtd. Notes	Caa1	10.00%	10/01/12	1,000	1,002,500
McDonald’s Corp., Sr. Unsec’d. Notes	A3	5.00%	02/01/19	775	863,445

					1,865,945

Retail — 0.5%
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%	04/15/17	1,000	980,000
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20	750	729,375

					1,709,375

Software Services — 1.9%
First Data Corp., Gtd. Notes(a)	Caa1	9.875%	09/24/15	2,200	1,672,000
Mantech International Corp., Gtd. Notes, 144A	Ba2	7.25%	04/15/18	650	653,250
SunGard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13	2,500	2,540,625
SunGard Data Systems, Inc., Gtd. Notes(a)	Caa1	10.25%	08/15/15	1,600	1,652,000

					6,517,875

Steel Producers/Products — 1.0%
AK Steel Corp., Gtd. Notes	Ba3	7.625%	05/15/20	250	242,500
Algoma Acquisition Corp., Sr. Unsec’d. Notes, 144A (Canada)(a)	Caa2	9.875%	06/15/15	950	851,086
Allegheny Ludlum Corp., Gtd. Notes	Baa3	6.95%	12/15/25	1,850	1,771,516
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.375%	04/01/20	500	494,375

					3,359,477

Support Services — 0.6%
Corrections Corp. of America, Gtd. Notes(a)	Ba2	7.75%	06/01/17	1,800	1,867,500
Travelport LLC, Gtd. Notes	B3	9.875%	09/01/14	225	225,563

					2,093,063

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Technology — 0.4%
Vangent, Inc., Gtd. Notes	Caa2	9.625%		02/15/15	$1,500	$1,434,375

Telecom – Integrated/Services — 1.0%
Cincinnati Bell, Inc., Gtd. Notes	B3	8.75%		03/15/18	1,500	1,361,250
Level 3 Financing, Inc., Gtd. Notes, 144A	Caa1	10.00%		02/01/18	500	442,500
Syniverse Technologies, Inc., Gtd. Notes	B2	7.75%		08/15/13	1,750	1,706,250

						3,510,000

Telecommunications — 8.0%
Angel Lux Common SA, Sr. Sec’d. Notes, 144A (Luxembourg)	B1	8.875%		05/01/16	2,000	2,055,000
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.75%		05/01/17	1,250	1,321,875
Digicel Group Ltd., Sr. Notes, 144A (Bermuda)(a)	Caa1	10.50%		04/15/18	600	618,750
DigitalGlobe, Inc., Sr. Sec’d. Notes	Ba3	10.50%		05/01/14	2,095	2,252,125
GeoEye, Inc., Sr. Sec’d. Notes, 144A	B1	9.625%		10/01/15	1,375	1,402,500
Hughes Network Systems LLC/HNS Finance Corp., Gtd. Notes	B1	9.50%		04/15/14	2,100	2,126,250
Inmarsat Finance PLC, Gtd. Notes, 144A (United Kingdom)	Ba2	7.375%		12/01/17	475	485,688
Intelsat Luxembourg SA, Gtd. Notes (Bermuda)	Caa3	11.25%		02/04/17	1,000	1,012,500
iPCS, Inc., Sec’d. Notes, PIK	Ba3	3.594%	(c)	05/01/14	1,036	947,660
MasTec, Inc., Gtd. Notes	B1	7.625%		02/01/17	750	729,375
MetroPCS Wireless, Inc., Gtd. Notes(a)	B2	9.25%		11/01/14	2,000	2,060,000
NII Capital Corp., Gtd. Notes	B1	8.875%		12/15/19	970	979,700
NII Capital Corp., Gtd. Notes	B1	10.00%		08/15/16	950	999,875
Qwest Communications International, Inc., Gtd. Notes, 144A	Ba3	8.00%		10/01/15	500	513,750
SBA Telecommunications, Inc., Gtd. Notes, 144A	Ba3	8.25%		08/15/19	500	526,250
Sprint Capital Corp., Gtd. Notes	Ba3	6.90%		05/01/19	2,500	2,262,500
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	Ba3	8.375%		08/15/17	750	750,000
Valor Telecommunications Enterprises Finance Corp., Gtd. Notes	Baa3	7.75%		02/15/15	750	768,750
Viasat, Inc., Gtd. Notes	B1	8.875%		09/15/16	900	915,750
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg)	B2	11.75%		07/15/17	2,325	2,383,125
Windstream Corp., Gtd. Notes	Ba3	7.00%		03/15/19	2,230	2,057,175

						27,168,598

Textile & Apparel — 0.3%
Quicksilver, Inc., Gtd. Notes	Caa2	6.875%		04/15/15	925	839,438

Utilities — 0.4%
Edison Mission Energy, Sr. Unsec’d. Notes(a)	B3	7.75%		06/15/16	1,650	1,146,750
SEMCO Energy, Inc., Sr. Sec’d. Notes, 144A	A3	5.15%		04/21/20	200	214,233

						1,360,983

TOTAL CORPORATE OBLIGATIONS (cost $270,172,251)						271,096,811

MUNICIPAL BOND — 0.2%
Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds (cost $787,777)	Aa2	6.731%		07/01/43	775	818,392

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS — 2.8%	Shares	Value (Note 2)

Auto Parts & Related — 0.5%
Cooper-Standard Holding, Inc.*(a)	8,339	$271,018
Cooper-Standard Holding, Inc. (Institutional Offer)*	48,130	1,522,111

		1,793,129

Chemicals — 1.1%
LyondellBasell Industries NV (Class A Stock)*(a)	116,258	1,877,567
LyondellBasell Industries NV (Class B Stock)*	104,949	1,694,926

		3,572,493

Electronic Components & Equipment — 0.3%
FLIR Systems, Inc.*	36,048	1,048,636

Metals & Mining
Freeport-McMoRan Copper & Gold,	1,450	85,739

Mining — 0.3%
Vale SA, ADR(a)	44,465	1,082,723

Packaging — 0.3%
Smurfit-Stone Container Corp.*(a)	31,793	786,877

Telecommunications — 0.3%
Charter Communications, Inc. (Class A Stock)*	31,831	1,123,634

TOTAL COMMON STOCKS (cost $10,307,145)		9,493,231

PREFERRED STOCKS — 4.3%
Auto Parts & Related — 0.1%
Cooper-Standard Holding, Inc., 7.00%, CVT	1,646	230,440

Banking — 1.6%
Bank of America Corp., 7.25%, CVT	2,500	2,270,000
Citigroup, Inc., 7.50%, CVT	12,000	1,356,000
Fifth Third Bancorp, 8.50%, CVT	10,500	1,330,980
US Bancorp, 7.189%, CVT	600	439,875

		5,396,855

Farming & Agriculture — 0.2%
Bunge Ltd., 4.875%, CVT	8,000	663,600

Finance — 0.1%
PPL Corp., 9.50%, CVT	5,400	279,585

Financial Services — 0.3%
AMG Capital Trust I, 5.10%, CVT	25,000	945,000

Gas Distribution — 1.2%
El Paso Corp., 4.99%, CVT	2,430	2,375,568
Williams Cos., Inc., 5.50%, CVT	20,000	1,682,500

		4,058,068

Insurance — 0.2%
Hartford Financial Services Group, Inc., 7.25%, CVT	35,000	809,900

Pharmaceuticals — 0.4%
Mylan, Inc., 6.50%, CVT	1,500	1,594,485

Retail & Merchandising — 0.2%
Archer-Daniels-Midland Co., 6.25%	20,000	724,200

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)

U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.75%, CVT(c)	25,000	$13,000
Federal National Mortgage Assoc., Series S, 8.25%(c)	33,500	11,390

		24,390

TOTAL PREFERRED STOCKS (cost $16,259,293)		14,726,523

	Units
WARRANTS*
Auto Parts & Related
Cooper-Standard Holding, Inc., expiring 11/27/17(a)	3,474	54,281
Cooper-Standard Holding, Inc., expiring 11/27/17	2,788	43,563

		97,844

Telecommunications
Charter Communications, Inc., expiring 11/30/14	7,325	38,456

TOTAL WARRANTS (cost $3,080,739)		136,300

TOTAL LONG-TERM INVESTMENTS (cost $336,076,094)		332,990,308

	Shares
SHORT-TERM INVESTMENT — 21.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $74,057,443; includes $60,784,365 of cash collateral for securities on loan) (Note 4)(b)(w)	74,057,443	74,057,443

TOTAL INVESTMENTS(o) — 119.3% (cost $410,133,537)		407,047,751
Liabilities in excess of other assets — (19.3)%		(65,865,712)

NET ASSETS — 100.0%		$341,182,039

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of June 30, 2010. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $59,211,252; cash collateral of $60,784,365 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(e)	The rate shown reflects the coupon rate after the step date.

(g)	Indicates securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2010.

(o)	As of June 30, 2010, 1 security representing $230,440 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$7,971,120	$1,522,111	$—
Preferred Stocks	14,496,083	—	230,440
Warrants	92,737	43,563	—
Bank Loans	—	5,102,193	—
Convertible Bonds	—	31,616,858	—
Corporate Obligations	—	271,096,811	—
Municipal Bond	—	818,392	—
Affiliated Money Market Mutual Fund	74,057,443	—	—

Total	$96,617,383	$310,199,928	$230,440

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (17.8% represents investments purchased with collateral from securities on loan)	21.7%
Telecommunications	9.5
Gas Distribution	4.4
Banking	4.3
Gaming	3.3
Chemicals	3.3
Energy – Exploration & Production	3.1
Financial Services	3.1
Electronic Components & Equipment	2.9
Software Services	2.8
Metals & Mining	2.4
Oil & Gas	2.4
Insurance	2.3
Health Services	2.2
Metals/Mining Excluding Steel	2.1
Pharmaceuticals	2.1
Packaging	2.0
Forestry/Paper	1.9
Medical Supplies & Equipment	1.9
Healthcare Services	1.7
Non-Food & Drug Retailers	1.7
Automotive Parts & Equipment	1.6
Bank Loans	1.5

Food & Drug Retailers	1.5%
Real Estate Investment Trusts	1.4
Food – Wholesale	1.3
Computer Services & Software	1.2
Machinery	1.2
Oil Field Equipment & Services	1.1
Diversified Capital Goods	1.1
Telecom – Integrated/Services	1.0
Building Materials	1.0
Media – Services	1.0
Media – Cable	1.0
Steel Producers/Products	1.0
Consumer Products & Services	1.0
Electric – Integrated	0.9
Hotels	0.9
Entertainment & Leisure	0.9
Electric – Generation	0.9
Support Services	0.8
Aerospace & Defense	0.7
Energy	0.7
Media – Broadcasting	0.7
Aerospace/Defense	0.6
Auto Parts & Related	0.6
Airlines	0.6
Cable Television	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Industry (continued)
Holding Companies – Diversified	0.6%
Restaurants	0.6
Building & Construction	0.5
Media	0.5
Automobile Manufacturers	0.5
Retail	0.5
Industrial	0.5
Automotive	0.5
Commercial Services	0.5
Healthcare Products	0.5
Leisure	0.4
Technology	0.4
Consumer Discretionary	0.4
Utilities	0.4
Paper & Forest Products	0.3
Mining	0.3
Rental/Auto Equipment	0.3
Technology Services	0.3
Auto Loans	0.3
Farming & Agriculture	0.3

Textile & Apparel	0.3%
Diversified Operations	0.2
Municipal Bonds	0.2
Computers & Peripherals	0.2
Manufacturing	0.2
Containers & Packaging	0.2
Retail & Merchandising	0.2
Environmental	0.2
Biotechnology	0.2
Commercial Banks	0.2
Integrated Energy	0.2
Clothing & Apparel	0.1
Beverages	0.1
Finance	0.1
Advertising	0.1
Office Equipment	0.1

119.3
Liabilities in excess of other assets	(19.3)

100.0

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below. Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$136,300	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants
Equity contracts	$(79)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants
Equity contracts	$(181,474)

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $59,211,252:
Unaffiliated investments (cost $336,076,094)	$332,990,308
Affiliated investments (cost $74,057,443)	74,057,443
Cash	692,366
Deposit with broker	2,899
Dividends and interest receivable	5,408,573
Receivable for investments sold	328,003
Receivable for fund share sold	46,392
Prepaid expenses	3,659

Total Assets	413,529,643

LIABILITIES:
Payable to broker for collateral for securities on loan	60,784,365
Payable for fund share repurchased	11,111,329
Payable for investments purchased	297,256
Advisory fees payable	107,810
Accrued expenses and other liabilities	46,302
Affiliated transfer agent fee payable	542

Total Liabilities	72,347,604

NET ASSETS	$341,182,039

Net assets were comprised of:
Paid-in capital	$353,689,321
Retained earnings	(12,507,282)

Net assets, June 30, 2010	$341,182,039

Net asset value and redemption price per share, $341,182,039 / 36,063,731 outstanding shares of beneficial interest	$9.46

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated interest income	$14,108,658
Unaffiliated dividend income	507,276
Affiliated income from securities lending, net	54,432
Affiliated dividend income	10,676

14,681,042

EXPENSES
Advisory fees	1,607,130
Shareholder servicing fees and expenses	200,891
Custodian and accounting fees	61,000
Loan interest expense (Note 7)	12,129
Audit fee	12,000
Shareholders’ reports	7,000
Trustees’ fees	6,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Miscellaneous	4,642

Total expenses	1,927,792

NET INVESTMENT INCOME	12,753,250

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	10,610,099
Net change in unrealized appreciation (depreciation) on investments	(11,959,696)

NET LOSS ON INVESTMENTS	(1,349,597)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,403,653

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$12,753,250	$23,156,729
Net realized gain (loss) on investment transactions	10,610,099	(11,668,109)
Net change in unrealized appreciation (depreciation) on investments	(11,959,696)	88,878,400

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	11,403,653	100,367,020

DISTRIBUTIONS	(23,160,615)	(25,549,249)

FUND SHARE TRANSACTIONS:
Fund share sold [10,034,938 and 34,728,762 shares, respectively]	100,518,435	302,760,531
Fund share issued in reinvestment of distributions [2,474,425 and 2,988,216 shares, respectively]	23,160,615	25,549,249
Fund share repurchased [21,145,883 and 28,127,039 shares, respectively]	(211,971,917)	(239,881,350)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(88,292,867)	88,428,430

TOTAL INCREASE (DECREASE) IN NET ASSETS	(100,049,829)	163,246,201
NET ASSETS:
Beginning of period	441,231,868	277,985,667

End of period	$341,182,039	$441,231,868

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 98.9%	Shares	Value (Note 2)
Aerospace & Defense — 2.7%
General Dynamics Corp.	894,330	$52,371,965

Apparel — 4.1%
NIKE, Inc. (Class B Stock)	1,172,783	79,221,492

Banks — 15.1%
Itau Unibanco Holding SA, ADR (Brazil)(a)	1,965,423	35,397,268
JPMorgan Chase & Co.(a)	1,187,878	43,488,214
PNC Financial Services Group, Inc.(a)	1,042,888	58,923,172
U.S. Bancorp	2,984,558	66,704,871
Wells Fargo & Co.	3,428,454	87,768,422

		292,281,947

Chemicals — 11.9%
Dow Chemical Co. (The)	2,998,694	71,129,022
Monsanto Co.	661,385	30,569,215
Potash Corp. of Saskatchewan, Inc. (Canada)	279,173	24,075,879
PPG Industries, Inc.	651,032	39,328,843
Praxair, Inc.	862,115	65,512,119

		230,615,078

Computers — 10.4%
Apple, Inc.*	616,205	154,994,044
EMC Corp.*(a)	2,477,612	45,340,299

		200,334,343

Diversified Manufacturing — 2.1%
Danaher Corp.	1,103,200	40,950,784

Entertainment & Leisure — 1.5%
Wynn Resorts Ltd.(a)	381,769	29,117,522

Financial Services — 1.3%
Goldman Sachs Group, Inc. (The)(a)	188,746	24,776,687

Healthcare Products — 1.1%
Johnson & Johnson	353,350	20,868,851

Internet — 12.0%
Amazon.com, Inc.*(a)	598,643	65,407,734
Baidu, Inc., ADR (Cayman Islands)*	1,000,110	68,087,489
Google, Inc. (Class A Stock)*	141,924	63,149,084
priceline.com, Inc.*	197,307	34,832,578

		231,476,885

Media — 5.0%
DIRECTV (Class A Stock)*	1,203,642	40,827,537
Walt Disney Co. (The)	1,799,189	56,674,453

		97,501,990

Mining — 3.1%
BHP Billiton PLC, ADR (United Kingdom)	1,173,333	60,356,250

Oil & Gas — 3.3%
EOG Resources, Inc.	643,786	63,329,229

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals — 1.7%
Merck & Co., Inc.	945,831	$33,075,710

Railroads — 4.7%
Union Pacific Corp.	1,309,534	91,025,708

Restaurants — 4.1%
McDonald’s Corp.	1,216,151	80,107,866

Retail — 5.3%
Home Depot, Inc. (The)	1,557,174	43,709,874
Nordstrom, Inc.	720,123	23,180,760
Tiffany & Co.(a)	450,168	17,065,869
TJX Cos., Inc.	448,333	18,807,569

		102,764,072

Telecommunications — 6.0%
American Tower Corp. (Class A Stock)*	887,111	39,476,440
Cisco Systems, Inc.*	3,019,079	64,336,573
Crown Castle International Corp.*	350,432	13,057,096

		116,870,109

Transportation — 3.5%
FedEx Corp.	548,900	38,483,379
Norfolk Southern Corp.	555,727	29,481,317

		67,964,696

TOTAL COMMON STOCKS (cost $1,792,671,600)		1,915,011,184

PREFERRED STOCK — 0.4%
Banks
Wells Fargo & Co., 8.00%(a) (cost $5,673,165)	297,374	7,699,013

TOTAL LONG-TERM INVESTMENTS (cost $1,798,344,765)		1,922,710,197

SHORT-TERM INVESTMENT — 7.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $149,577,457; includes $117,733,081 of cash collateral for securities on loan)(b)(w)(Note 4)	149,577,457	149,577,457

TOTAL INVESTMENTS — 107.0% (cost $1,947,922,222)		2,072,287,654
Liabilities in excess of other assets — (7.0)%		(136,355,934)

NET ASSETS — 100.0%		$1,935,931,720

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $113,268,759; cash collateral of $117,733,081 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST MARSICO CAPITAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,915,011,184	$—	$—
Preferred Stock	7,699,013	—	—
Affiliated Money Market Mutual Fund	149,577,457	—	—

Total	$2,072,287,654	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Banks	15.5%
Internet	12.0
Chemicals	11.9
Computers	10.4
Affiliated Money Market Mutual Fund (6.1% represents investments purchased with collateral from securities on loan)	7.7
Telecommunications	6.0
Retail	5.3
Media	5.0
Railroads	4.7

Restaurants	4.1
Apparel	4.1
Transportation	3.5
Oil & Gas	3.3
Mining	3.1%
Aerospace & Defense	2.7
Diversified Manufacturing	2.1
Pharmaceuticals	1.7
Entertainment & Leisure	1.5
Financial Services	1.3
Healthcare Products	1.1

107.0
Liabilities in excess of other assets	(7.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST MARSICO CAPITAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $113,268,759:
Unaffiliated investments (cost $1,798,344,765)	$1,922,710,197
Affiliated investments (cost $149,577,457)	149,577,457
Receivable for fund share sold	13,069,764
Receivable for investments sold	12,250,162
Dividends and interest receivable	2,344,151
Tax reclaim receivable	6,648
Prepaid expenses	17,895

Total Assets	2,099,976,274

LIABILITIES:
Payable to broker for collateral for securities on loan	117,733,081
Payable for investments purchased	20,523,356
Payable for fund share repurchased	20,155,837
Payable to custodian	4,742,501
Advisory fees payable	807,347
Accrued expenses and other liabilities	71,512
Shareholder servicing fees payable	8,945
Deferred trustees’ fees	1,433
Affiliated transfer agent fee payable	542

Total Liabilities	164,044,554

NET ASSETS	$1,935,931,720

Net assets were comprised of:
Paid-in capital	$2,127,395,361
Retained earnings	(191,463,641)

Net assets, June 30, 2010	$1,935,931,720

Net asset value and redemption price per share, $1,935,931,720 / 130,013,318 outstanding shares of beneficial interest	$14.89

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $154,833 foreign withholding tax)	$14,712,218
Affiliated income from securities lending, net	139,119
Affiliated dividend income	88,140
Unaffiliated interest income	9

14,939,486

EXPENSES
Advisory fees	11,301,141
Shareholder servicing fees and expenses	1,255,682
Custodian and accounting fees	174,000
Trustees’ fees	19,000
Commitment fee on syndicated credit agreement	19,000
Insurance expenses	17,000
Audit fee	11,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	5,000
Loan interest expense (Note 7)	3,308
Miscellaneous	6,688

Total expenses	12,824,819
Less: shareholder servicing fee waiver	(265,129)

Net expenses	12,559,690

NET INVESTMENT INCOME	2,379,796

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on investment transactions	174,463,134

Net change in unrealized appreciation (depreciation) on:
Investments	(358,482,685)
Foreign currencies	(547)

(358,483,232)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(184,020,098)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(181,640,302)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,379,796	$15,791,632
Net realized gain (loss) on investment transactions	174,463,134	(137,475,125)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(358,483,232)	710,226,183

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(181,640,302)	588,542,690

DISTRIBUTIONS	(15,734,525)	(17,837,141)

FUND SHARE TRANSACTIONS:
Fund share sold [22,187,571 and 76,155,457 shares, respectively]	364,083,922	1,049,386,473
Fund share issued in reinvestment of distributions [985,255 and 1,303,885 shares, respectively]	15,734,525	17,837,141
Fund share repurchased [70,616,018 and 41,093,195 shares, respectively]	(1,134,184,103)	(535,317,927)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(754,365,656)	531,905,687

TOTAL INCREASE (DECREASE) IN NET ASSETS	(951,740,483)	1,102,611,236
NET ASSETS:
Beginning of period	2,887,672,203	1,785,060,967

End of period	$1,935,931,720	$2,887,672,203

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 94.6%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.3%
Boeing Co. (The)	130,440	$8,185,110
Goodrich Corp.	205,450	13,611,063
United Technologies Corp.	367,110	23,829,110

		45,625,283

Airlines — 0.2%
Delta Air Lines, Inc.*	214,190	2,516,733

Banks — 0.6%
Bank of America Corp.	380,000	5,460,600
Morgan Stanley	118,650	2,753,867

		8,214,467

Beverages — 4.6%
Coca-Cola Co. (The)	393,310	19,712,697
Dr. Pepper Snapple Group, Inc.	311,000	11,628,290
Heineken NV (Netherlands)	311,280	13,194,341
PepsiCo, Inc.	289,830	17,665,139

		62,200,467

Biotechnology — 0.7%
Alexion Pharmaceuticals, Inc.*	139,560	7,144,076
Human Genome Sciences, Inc.*(a)	126,730	2,871,702

		10,015,778

Chemicals — 2.9%
Ecolab, Inc.	240,550	10,803,100
Praxair, Inc.	236,710	17,987,593
Sherwin-Williams Co. (The)(a)	149,440	10,339,754

		39,130,447

Commercial Services — 1.1%
DeVry, Inc.	188,330	9,885,442
MasterCard, Inc. (Class A Stock)	23,530	4,694,941

		14,580,383

Computer Hardware — 8.9%
Apple, Inc.*	312,340	78,562,880
Hewlett-Packard Co.	312,510	13,525,433
International Business Machines Corp.	237,040	29,269,699

		121,358,012

Computer Services & Software — 5.5%
Allscripts-Misys Healthcare Solutions, Inc.*(a)	310,170	4,993,737
Autodesk, Inc.*	224,140	5,460,050
Cerner Corp.*	47,520	3,606,293
Cognizant Technology Solutions Corp. (Class A Stock)*	207,850	10,404,971
EMC Corp.*	1,446,100	26,463,630
Intuit, Inc.*	453,520	15,768,890
salesforce.com, Inc.*(a)	98,380	8,442,972

		75,140,543

Computers — 1.6%
Accenture PLC (Class A Stock) (Ireland)	442,690	17,109,969

COMMON STOCKS (continued)	Shares	Value (Note 2)
Computers — (continued)
NetApp, Inc.*	121,340	$4,527,195

		21,637,164

Conglomerates — 1.5%
3M Co.	152,910	12,078,361
Honeywell International, Inc.	233,710	9,121,701

		21,200,062

Construction — 0.6%
Fluor Corp.	194,760	8,277,300

Cosmetics & Toiletries — 1.9%
Avon Products, Inc.	257,730	6,829,845
Colgate-Palmolive Co.	109,680	8,638,397
Procter & Gamble Co. (The)	170,700	10,238,586

		25,706,828

Diversified Financial Services — 3.1%
Affiliated Managers Group, Inc.*(a)	130,000	7,900,100
American Express Co.	345,640	13,721,908
Discover Financial Services	690,140	9,648,157
IntercontinentalExchange, Inc.*	101,260	11,445,418

		42,715,583

Entertainment & Leisure — 0.3%
Carnival Corp. (Panama)	22,960	694,310
International Game Technology	210,260	3,301,082

		3,995,392

Farming & Agriculture — 0.9%
Monsanto Co.	258,790	11,961,274

Financial – Brokerage — 1.1%
Visa, Inc. (Class A Stock)	205,560	14,543,370

Financial Services — 2.0%
Charles Schwab Corp. (The)	286,030	4,055,905
CME Group, Inc.	26,200	7,376,610
JPMorgan Chase & Co.	437,400	16,013,214

		27,445,729

Food — 0.9%
Kellogg Co.	53,460	2,689,038
Kraft Foods, Inc. (Class A Stock)	353,930	9,910,040

		12,599,078

Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc.	68,610	3,466,177

Healthcare Products — 2.7%
Henry Schein, Inc.*	128,390	7,048,611
Hospira, Inc.*	77,870	4,473,631
Johnson & Johnson	223,430	13,195,776
Patterson Cos., Inc.	403,630	11,515,564

		36,233,582

Healthcare Services — 0.9%
Lincare Holdings, Inc.*(a)	370,995	12,061,048

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels & Motels — 0.9%
Las Vegas Sands Corp.*(a)	373,350	$8,265,969
Marriott International, Inc. (Class A Stock)(a)	131,020	3,922,739

		12,188,708

Household Products/Wares — 0.3%
Church & Dwight Co., Inc.	62,510	3,920,002

Internet Services — 4.9%
Amazon.com, Inc.*	67,930	7,422,032
Baidu, Inc., ADR (China)*	94,030	6,401,562
eBay, Inc.*	175,760	3,446,654
Google, Inc. (Class A Stock)*	75,420	33,558,129
VeriSign, Inc.*(a)	624,230	16,573,306

		67,401,683

Machinery — 1.0%
Cummins, Inc.	204,590	13,324,947

Machinery & Equipment — 1.8%
Thermo Fisher Scientific, Inc.*	493,060	24,184,593

Media — 4.0%
Comcast Corp Special (Class A Stock)	261,530	4,296,938
DIRECTV (Class A Stock)*	529,230	17,951,481
Discovery Communications, Inc. (Class A Stock)*(a)	285,370	10,190,563
Time Warner Cable, Inc.	141,940	7,392,235
Walt Disney Co. (The)	460,290	14,499,135

		54,330,352

Medical Supplies & Equipment — 3.9%
Abbott Laboratories	323,450	15,130,991
Genzyme Corp.*(a)	419,040	21,274,661
Medtronic, Inc.	173,940	6,308,804
St. Jude Medical, Inc.*	309,050	11,153,614

		53,868,070

Metals & Mining — 1.0%
BHP Billiton Ltd., ADR (Australia)(a)	56,140	3,480,119
Precision Castparts Corp.	92,900	9,561,268

		13,041,387

Miscellaneous Manufacturing — 2.2%
Danaher Corp.	712,220	26,437,606
Textron, Inc.(a)	223,300	3,789,401

		30,227,007

Network/Hardware — 3.3%
Cisco Systems, Inc.*	1,734,530	36,962,834
Juniper Networks, Inc.*	179,450	4,095,049
QUALCOMM, Inc.	128,240	4,211,402

		45,269,285

Oil & Gas — 3.8%
Apache Corp.	91,400	7,694,966
Cenovus Energy, Inc. (Canada)	26,300	678,277
EOG Resources, Inc.	85,340	8,394,896
Halliburton Co.	461,430	11,328,106

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas — (continued)
Schlumberger Ltd. (Netherlands)(a)	329,990	$18,261,647
Southwestern Energy Co.*	139,780	5,401,099

		51,758,991

Pharmaceuticals — 4.9%
Allergan, Inc.	279,730	16,297,070
Celgene Corp.*	194,980	9,908,884
Express Scripts, Inc.*	425,710	20,016,884
Mead Johnson Nutrition Co.	219,660	11,009,359
Teva Pharmaceutical Industries Ltd., ADR (Israel)	198,140	10,301,299

		67,533,496

Restaurants — 2.3%
McDonald’s Corp.	472,190	31,103,155

Retail — 1.5%
Abercrombie & Fitch Co. (Class A Stock)(a)	199,970	6,137,079
Limited Brands, Inc.	238,170	5,256,412
Yum! Brands, Inc.	239,450	9,348,128

		20,741,619

Retail & Merchandising — 4.8%
Kohl’s Corp.*	334,170	15,873,075
NIKE, Inc. (Class B Stock)	212,610	14,361,805
Staples, Inc.	668,820	12,741,021
Target Corp.	395,510	19,447,227
Walgreen Co.	104,510	2,790,417

		65,213,545

Semiconductors — 1.5%
Broadcom Corp. (Class A Stock)	204,140	6,730,496
Intel Corp.	284,690	5,537,220
Microchip Technology, Inc.(a)	288,170	7,993,836

		20,261,552

Software — 3.7%
Adobe Systems, Inc.*	228,490	6,038,991
Microsoft Corp.	586,740	13,500,887
Oracle Corp.	1,416,750	30,403,455

		49,943,333

Telecommunications — 1.6%
American Tower Corp. (Class A Stock)*	484,240	21,548,680

Tobacco — 1.1%
Philip Morris International, Inc.	339,410	15,558,554

Toys — 0.9%
Hasbro, Inc.	310,180	12,748,398

Transportation — 1.5%
CSX Corp.	164,900	8,183,987
Union Pacific Corp.	185,550	12,897,581

		21,081,568

TOTAL LONG-TERM INVESTMENTS (cost $1,393,545,463)		1,315,873,625

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

SHORT-TERM INVESTMENT — 12.3%
	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $168,514,235; includes $108,961,477 of cash collateral for securities on loan)(b)(w)(Note 4)	168,514,235	$168,514,235

TOTAL INVESTMENTS(o) — 108.7% (cost $1,562,059,698)		1,484,387,860
Liabilities in excess of other assets — (8.7)%		(119,386,217)

NET ASSETS — 100.0%		$1,365,001,643

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $105,915,716; cash collateral of $108,961,477 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2010, one security representing $13,194,341 and 1.0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,302,679,284	$13,194,341	$—
Affiliated Money Market Mutual Fund	168,514,235	—	—

Total	$1,471,193,519	$13,194,341	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (8.0% represents investments purchased with collateral from securities on loan)	12.3%
Computer Hardware	8.9
Computer Services & Software	5.5
Pharmaceuticals	4.9
Internet Services	4.9
Retail & Merchandising	4.8
Beverages	4.6
Media	4.0
Medical Supplies & Equipment	3.9
Oil & Gas	3.8
Software	3.7
Aerospace & Defense	3.3
Network/Hardware	3.3
Diversified Financial Services	3.1
Chemicals	2.9
Healthcare Products	2.7
Restaurants	2.3
Miscellaneous Manufacturing	2.2
Financial Services	2.0
Cosmetics & Toiletries	1.9
Machinery & Equipment	1.8

Computers	1.6%
Telecommunications	1.6
Conglomerates	1.5
Transportation	1.5
Retail	1.5
Semiconductors	1.5
Tobacco	1.1
Commercial Services	1.1
Financial – Brokerage	1.1
Machinery	1.0
Metals & Mining	1.0
Toys	0.9
Food	0.9
Hotels & Motels	0.9
Healthcare Services	0.9
Farming & Agriculture	0.9
Biotechnology	0.7
Construction	0.6
Banks	0.6
Entertainment & Leisure	0.3
Household Products/Wares	0.3
Hand/Machine Tools	0.2
Airlines	0.2

108.7
Liabilities in excess of other assets	(8.7)

100.0%

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2010, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options
Equity contracts	$(133,917)

For the six months ended June 30, 2010, the Portfolio did not have any unrealized appreciation or (depreciation) on derivatives recognized in income.

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST MFS GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $105,915,716:
Unaffiliated investments (cost $1,393,545,463)	$1,315,873,625
Affiliated investments (cost $168,514,235)	168,514,235
Cash	324,502
Receivable for investments sold	50,719,062
Dividends receivable	1,126,453
Receivable for fund share sold	1,080,827
Tax reclaim receivable	302,705
Prepaid expenses	4,942

Total Assets	1,537,946,351

LIABILITIES:
Payable to broker for collateral for securities on loan	108,961,477
Payable for investments purchased	57,580,662
Payable for fund share repurchased	5,853,372
Advisory fees payable	486,534
Accrued expenses and other liabilities	52,288
Shareholder servicing fees payable	9,833
Affiliated transfer agent fee payable	542

Total Liabilities	172,944,708

NET ASSETS	$1,365,001,643

Net assets were comprised of:
Paid-in capital	$1,777,090,766
Retained earnings	(412,089,123)

Net assets, June 30, 2010	$1,365,001,643

Net asset value and redemption price per share, $1,365,001,643 / 174,966,184 outstanding shares of beneficial interest	$7.80

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $83,781 foreign withholding tax)	$9,670,207
Affiliated income from securities lending, net	79,622
Affiliated dividend income	78,688

9,828,517

EXPENSES
Advisory fees	7,607,536
Shareholder servicing fees and expenses	845,282
Custodian and accounting fees	125,000
Trustees’ fees	13,000
Audit fee	10,000
Insurance expenses	10,000
Legal fees and expenses	6,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Commitment fee on syndicated credit agreement	5,000
Loan interest expense (Note 7)	209
Miscellaneous	4,920

Total expenses	8,636,947
Less: shareholder servicing fee waiver	(142,009)

Net expenses	8,494,938

NET INVESTMENT INCOME	1,333,579

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	80,725,070
Foreign currency transactions	22,852

80,747,922

Net change in unrealized appreciation (depreciation) on:
Investments	(239,202,523)
Foreign currencies	(13,103)

(239,215,626)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(158,467,704)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(157,134,125)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,333,579	$2,017,745
Net realized gain on investment and foreign currency transactions	80,747,922	141,786,026
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(239,215,626)	156,105,251

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(157,134,125)	299,909,022

DISTRIBUTIONS	(2,004,759)	(1,902,264)

FUND SHARE TRANSACTIONS:
Fund share sold [39,351,924 and 165,519,106 shares, respectively]	337,553,510	1,222,989,179
Fund share issued in reinvestment of distributions [243,001 and 259,518 shares, respectively]	2,004,759	1,902,264
Fund share repurchased [91,473,060 and 22,541,021 shares, respectively]	(753,839,009)	(159,946,030)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(414,280,740)	1,064,945,413

TOTAL INCREASE (DECREASE) IN NET ASSETS	(573,419,624)	1,362,952,171
NET ASSETS:
Beginning of period	1,938,421,267	575,469,096

End of period	$1,365,001,643	$1,938,421,267

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.6%
Goodrich Corp.	42,800	$2,835,500
TransDigm Group, Inc.	89,857	4,585,403

		7,420,903

Automotive Parts — 1.9%
BorgWarner, Inc.*(a)	148,300	5,537,522

Banks — 1.5%
KeyCorp	282,500	2,172,425
Northern Trust Corp.	47,500	2,218,250

		4,390,675

Building Materials — 0.6%
Masco Corp.	154,700	1,664,572

Chemicals — 1.8%
Eastman Chemical Co.	39,700	2,118,392
Valspar Corp. (The)	101,200	3,048,144

		5,166,536

Clothing & Apparel — 1.4%
VF Corp.	58,000	4,128,440

Commercial Services — 1.8%
Convergys Corp.*(a)	297,600	2,919,456
United Rentals, Inc.*	245,149	2,284,789

		5,204,245

Computer Services & Software — 5.3%
Autodesk, Inc.*	58,400	1,422,624
Computer Sciences Corp.	122,087	5,524,437
Global Payments, Inc.	55,600	2,031,624
Intuit, Inc.*	86,500	3,007,605
Teradata Corp.*	100,500	3,063,240

		15,049,530

Construction — 1.9%
D.R. Horton, Inc.(a)	170,000	1,671,100
Pulte Group, Inc.*(a)	221,000	1,829,880
URS Corp.*	51,900	2,042,265

		5,543,245

Consumer Products & Services — 0.8%
Scotts Miracle-Gro Co. (The) (Class A Stock)	50,600	2,247,146

Containers & Packaging — 3.7%
Bemis Co., Inc.	162,300	4,382,100
Sonoco Products Co.	202,300	6,166,104

		10,548,204

Diversified — 2.5%
AptarGroup, Inc.	75,800	2,866,756
Dover Corp.	101,000	4,220,790

		7,087,546

Electronic Components — 0.8%
Flextronics International Ltd. (Singapore)*	403,400	2,259,040

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Delivery — 0.7%
Integrys Energy Group, Inc.	46,300	$2,025,162

Entertainment & Leisure — 0.2%
Scientific Games Corp. (Class A Stock)*	73,200	673,440

Financial – Bank & Trust — 2.1%
Astoria Financial Corp.	97,550	1,342,288
Bank of Hawaii Corp.(a)	93,600	4,525,560

		5,867,848

Financial Services — 3.6%
Eaton Vance Corp.	89,700	2,476,617
IntercontinentalExchange, Inc.*	33,500	3,786,505
Jefferies Group, Inc.(a)	93,900	1,979,412
Raymond James Financial, Inc.	88,075	2,174,572

		10,417,106

Food Products — 1.6%
Sara Lee Corp.(a)	320,900	4,524,690

Gas Utilities — 1.6%
Energen Corp.	66,900	2,965,677
UGI Corp.	57,800	1,470,432

		4,436,109

Healthcare Equipment & Services — 1.7%
Express Scripts, Inc.*	103,200	4,852,464

Healthcare Providers & Services — 1.0%
Covance, Inc.*(a)	52,900	2,714,828

Hotels, Restaurants & Leisure — 1.7%
International Game Technology	127,800	2,006,460
Yum! Brands, Inc.	76,000	2,967,040

		4,973,500

Industrial Conglomerates — 1.6%
Carlisle Cos., Inc.	123,600	4,465,668

Insurance — 9.6%
Allstate Corp. (The)	206,200	5,924,126
Arch Capital Group Ltd. (Bermuda)*(a)	41,800	3,114,100
Endurance Specialty Holdings Ltd. (Bermuda)	81,200	3,047,436
HCC Insurance Holdings, Inc.	187,100	4,632,596
Lincoln National Corp.	226,414	5,499,596
Progressive Corp. (The)	155,200	2,905,344
Reinsurance Group of America, Inc.	49,500	2,262,645

		27,385,843

Iron/Steel — 1.0%
Allegheny Technologies, Inc.(a)	65,900	2,912,121

Leisure Equipment & Products — 1.2%
Mattel, Inc.	159,400	3,372,904

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery & Equipment — 3.8%
Cummins, Inc.	92,700	$6,037,551
Joy Global, Inc.	62,700	3,140,643
Snap-on, Inc.	39,600	1,620,036

		10,798,230

Manufacturing — 0.5%
Harsco Corp.	66,700	1,567,450

Medical Supplies & Equipment — 3.7%
Beckman Coulter, Inc.	140,616	8,477,738
C.R. Bard, Inc.	26,300	2,039,039

		10,516,777

Metals & Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	29,900	1,767,987

Office Equipment — 1.1%
Steelcase, Inc. (Class A Stock)	422,600	3,275,150

Oil, Gas & Consumable Fuels — 5.5%
Chesapeake Energy Corp.	92,600	1,939,970
Exxon Mobil Corp.	41,062	2,343,404
Helix Energy Solutions Group, Inc.*	138,100	1,487,337
Newfield Exploration Co.*	95,600	4,671,016
ONEOK, Inc.	49,500	2,140,875
Questar Corp.	71,400	3,247,986

		15,830,588

Pharmaceuticals — 0.4%
Cephalon, Inc.*(a)	22,500	1,276,875

Printing & Publishing — 2.0%
RR Donnelley & Sons Co.	345,968	5,663,496

Real Estate Investment Trusts — 4.7%
Boston Properties, Inc.(a)	32,700	2,332,818
Duke Realty Corp.	502,938	5,708,346
Simon Property Group, Inc.(a)	65,586	5,296,070

		13,337,234

Restaurants — 2.4%
Brinker International, Inc.	106,000	1,532,760
Darden Restaurants, Inc.	138,300	5,372,955

		6,905,715

Retail & Merchandising — 2.6%
Family Dollar Stores, Inc.	37,400	1,409,606
Ruddick Corp.	93,500	2,897,565
TJX Cos., Inc.	76,400	3,204,980

		7,512,151

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors — 3.3%
International Rectifier Corp.*	100,400	$1,868,444
Microchip Technology, Inc.(a)	163,000	4,521,620
Xilinx, Inc.(a)	118,200	2,985,732

		9,375,796

Telecommunication Services — 1.0%
Harris Corp.	69,300	2,886,345

Telecommunications — 2.7%
American Tower Corp. (Class A Stock)*	102,800	4,574,600
Comtech Telecommunications Corp.*(a)	102,400	3,064,832

		7,639,432

Transportation — 3.1%
CSX Corp.	55,200	2,739,576
GATX Corp.	64,100	1,710,188
Werner Enterprises, Inc.	198,400	4,342,976

		8,792,740

Utilities — 3.3%
PG&E Corp.	112,900	4,640,190
Pinnacle West Capital Corp.	127,800	4,646,808

		9,286,998

TOTAL LONG-TERM INVESTMENTS (cost $253,611,948)		271,302,251

SHORT-TERM INVESTMENT — 22.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $64,040,517; includes $44,283,452 of cash collateral for securities on loan)(b)(w)(Note 4)	64,040,517	64,040,517

TOTAL INVESTMENTS — 117.3% (cost $317,652,465)		335,342,768
Liabilities in excess of other assets — (17.3)%		(49,563,346)

NET ASSETS — 100.0%		$285,779,422

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $42,699,420; cash collateral of $44,283,452 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$271,302,251	$—	$—
Affiliated Money Market Mutual Fund	64,040,517	—	—

Total	$335,342,768	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (15.5% represents investments purchased with collateral from securities on loan)	22.4%
Insurance	9.6
Oil, Gas & Consumable Fuels	5.5
Computer Services & Software	5.3
Real Estate Investment Trusts	4.7
Machinery & Equipment	3.8
Containers & Packaging	3.7
Medical Supplies & Equipment	3.7
Financial Services	3.6
Semiconductors	3.3
Utilities	3.3
Transportation	3.1
Telecommunications	2.7
Retail & Merchandising	2.6
Aerospace & Defense	2.6
Diversified	2.5
Restaurants	2.4
Financial – Bank & Trust	2.1
Printing & Publishing	2.0
Construction	1.9
Automotive Parts	1.9

Commercial Services	1.8%
Chemicals	1.8
Hotels, Restaurants & Leisure	1.7
Healthcare Equipment & Services	1.7
Food Products	1.6
Industrial Conglomerates	1.6
Gas Utilities	1.6
Banks	1.5
Clothing & Apparel	1.4
Leisure Equipment & Products	1.2
Office Equipment	1.1
Iron/Steel	1.0
Telecommunication Services	1.0
Healthcare Providers & Services	1.0
Electronic Components	0.8
Consumer Products & Services	0.8
Energy Delivery	0.7
Metals & Mining	0.6
Building Materials	0.6
Manufacturing	0.5
Pharmaceuticals	0.4
Entertainment & Leisure	0.2

117.3
Liabilities in excess of other assets	(17.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST MID-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $42,699,420:
Unaffiliated investments (cost $253,611,948)	$271,302,251
Affiliated investments (cost $64,040,517)	64,040,517
Cash	65,080
Dividends receivable	325,746
Tax reclaim receivable	1,234
Prepaid expenses	240

Total Assets	335,735,068

LIABILITIES:
Payable to broker for collateral for securities on loan	44,283,452
Payable for investments purchased	2,961,993
Payable for fund share repurchased	2,536,998
Advisory fees payable	133,882
Accrued expenses and other liabilities	37,160
Shareholder servicing fees payable	1,619
Affiliated transfer agent fee payable	542

Total Liabilities	49,955,646

NET ASSETS	$285,779,422

Net assets were comprised of:
Paid-in capital	$308,295,305
Retained earnings	(22,515,883)

Net assets, June 30, 2010	$285,779,422

Net asset value and redemption price per share, $285,779,422 / 29,763,714 outstanding shares of beneficial interest	$9.60

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income	$2,320,180
Affiliated income from securities lending, net	23,973
Affiliated dividend income	18,826

2,362,979

EXPENSES
Advisory fees	1,381,429
Shareholder servicing fees and expenses	145,414
Custodian and accounting fees	42,000
Audit fee	11,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Shareholders’ reports	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	1,000
Loan interest expense (Note 7)	74
Miscellaneous	5,227

Total expenses	1,606,144

NET INVESTMENT INCOME	756,835

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on investment transactions	6,289,566

Net change in unrealized appreciation (depreciation) on:
Investments	(11,403,628)
Foreign currencies	(204)

(11,403,832)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(5,114,266)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,357,431)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$756,835	$1,775,719
Net realized gain (loss) on investment transactions	6,289,566	(25,294,994)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(11,403,832)	84,397,849

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,357,431)	60,878,574

DISTRIBUTIONS	(1,776,636)	(2,968,428)

FUND SHARE TRANSACTIONS:
Fund share sold [7,401,596 and 13,961,590 shares, respectively]	75,857,186	111,833,757
Fund share issued in reinvestment of distributions [174,866 and 375,750 shares, respectively]	1,776,636	2,968,428
Fund share repurchased [4,723,049 and 5,860,746 shares, respectively]	(47,001,323)	(42,766,734)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	30,632,499	72,035,451

TOTAL INCREASE IN NET ASSETS	24,498,432	129,945,597
NET ASSETS:
Beginning of period	261,280,990	131,335,393

End of period	$285,779,422	$261,280,990

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CERTIFICATES OF DEPOSIT — 11.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Bank of America NA, MTN	0.377%	(c)	07/22/10	$11,000	$11,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.40%		07/23/10	25,000	25,000,000
BNP Paribas	0.25%		07/06/10	42,000	41,999,941
BNP Paribas	0.60%		09/17/10	20,500	20,500,000
Chase Bank USA NA	0.25%		07/14/10	70,000	70,000,000
Royal Bank of Scotland	0.948%	(c)	07/19/10	125,000	125,000,000
Sumitomo Mitsui Banking Corp./New York	0.39%		07/17/10	12,000	12,000,000
Sumitomo Mitsui Banking Corp./New York	0.50%		09/22/10	9,000	9,000,000

					314,499,941

COMMERCIAL PAPER(n) — 46.2%
AT&T, Inc., 144A	0.18%		07/15/10	9,000	8,999,370
AT&T, Inc., 144A	0.19%		07/13/10	68,000	67,995,693
BlackRock, Inc., 144A	0.43%		08/23/10	15,000	14,990,504
Citigroup Funding, Inc.	0.35%		07/09/10	25,000	24,998,056
Citigroup Funding, Inc.	0.35%		07/15/10	26,000	25,996,461
Commonwealth Bank of Australia, 144A	0.41%		08/12/10	40,000	39,980,867
Credit Suisse (NY Branch)	0.50%		09/13/10	35,000	34,964,028
DNB NOR Bank ASA, 144A	0.47%		09/28/10	21,500	21,475,018
DNB NOR Bank ASA, 144A	0.52%		08/26/10	50,000	49,959,555
E.On AG, 144A	0.30%		07/08/10	24,000	23,998,600
Electricite de France, 144A	0.32%		07/28/10	26,000	25,993,760
Electricite de France, 144A	0.35%		07/12/10	10,000	9,998,931
ENI Coordination, 144A	0.40%		07/08/10	31,500	31,497,550
GDF Suez, 144A	0.33%		07/16/10	33,000	32,995,462
GDF Suez, 144A	0.34%		07/08/10	5,500	5,499,636
GDF Suez, 144A	0.35%		07/06/10	22,000	21,998,931
GDF Suez, 144A	0.35%		07/30/10	4,535	4,533,721
Hewlett-Packard Co., 144A	0.18%		07/07/10	17,000	16,999,490
National Australia Funding Delaware, 144A	0.47%		09/01/10	45,000	44,963,575
Nordea North America	0.46%		09/15/10	11,000	10,989,318
Old Line Funding LLC, 144A	0.40%		08/03/10	44,000	43,983,867
Old Line Funding LLC, 144A	0.40%		08/09/10	10,000	9,995,667
Old Line Funding LLC, 144A	0.40%		08/11/10	26,040	26,028,137
Old Line Funding LLC, 144A	0.40%		08/20/10	5,000	4,997,222
Procter & Gamble International Funding, 144A	0.16%		07/15/10	60,000	59,996,267
Rabobank USA Financial Corp.	0.48%		09/02/10	100,000	99,916,000
State Street Corp.	0.35%		07/19/10	50,000	49,991,250
State Street Corp.	0.42%		08/16/10	60,000	59,968,183
State Street Corp.	0.45%		08/25/10	10,000	9,993,125
Straight-A Funding LLC, 144A	0.25%		07/06/10	10,000	9,999,653
Straight-A Funding LLC, 144A	0.25%		07/07/10	12,000	11,999,500
Straight-A Funding LLC, 144A	0.39%		08/04/10	39,000	38,985,635
Straight-A Funding LLC, 144A	0.40%		08/09/10	34,000	33,985,267
Straight-A Funding LLC, 144A	0.41%		09/07/10	20,000	19,984,511
Total Capital Canada Ltd., 144A	0.28%		07/14/10	19,000	18,998,079
Total Capital Canada Ltd., 144A	0.28%		07/16/10	20,000	19,997,667
Total Capital Canada Ltd., 144A	0.36%		08/19/10	50,000	49,975,500
U.S. Bank National Assoc.	0.25%		07/28/10	50,000	49,990,625
UBS Finance (Delaware) LLC	0.39%		07/09/10	90,000	89,992,200
UBS Finance (Delaware) LLC	0.50%		08/16/10	50,000	49,968,055

					$1,277,574,936

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS — 5.7%
Bank of America NA, FDIC, Gtd. Notes	0.38%	(c)	07/12/10	$1,000	$1,000,000
Bank of America NA, FDIC, Gtd. Notes	0.447%	(c)	07/27/10	58,000	58,000,000
Bank of America NA, FDIC, Gtd. Notes, MTN	0.378%	(c)	07/29/10	50,000	50,000,000
Citigroup Funding, Inc., MTN, FDIC Gtd. Notes	0.438%	(c)	07/30/10	50,000	50,000,000

					159,000,000

REPURCHASE AGREEMENTS(m) — 12.5%
Bank of America, 0.04%, dated 06/30/10, due 07/01/10 in the amount of $81,341,090				81,341	81,341,000
Barclays Capital, Inc., 0.08%, dated 06/30/10, due 07/01/10 in the amount of $100,000,222				100,000	100,000,000
HSBC Securities, 0.05%, dated 06/30/10, due 07/01/10 in the amount of $81,540,113				81,540	81,540,000
Morgan Stanley & Co., 0.04%, dated 06/30/10, due 07/01/10 in the amount of $83,147,092				83,147	83,147,000

					346,028,000

U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS — 21.7%
European Investment Bank(n)	0.19%		07/06/10	76,000	75,997,994
Federal Home Loan Bank(n)	0.20%		07/16/10	92,900	92,892,258
Federal Home Loan Bank	0.253%	(c)	07/20/11	25,000	24,991,970
Federal Home Loan Bank	0.375%		01/06/11	7,000	6,998,929
Federal Home Loan Bank	0.40%		01/04/11	5,000	4,999,608
Federal Home Loan Mortgage Corp.(n)	0.18%		09/07/10	25,000	24,991,500
Federal Home Loan Mortgage Corp.(n)	0.40%		01/10/11	32,723	32,652,301
Federal Home Loan Mortgage Corp.	0.464%	(c)	08/24/10	100,000	99,997,090
Federal Home Loan Mortgage Corp.	0.508%	(c)	09/24/10	50,000	49,997,678
Federal National Mortgage Assoc.	0.188%	(c)	07/13/10	18,000	17,999,601
Federal National Mortgage Assoc.(n)	0.19%		07/07/10	27,263	27,262,137
Federal National Mortgage Assoc.	0.297%	(c)	08/05/10	50,000	49,998,337
International Finance Corp.(n)	0.12%		07/02/10	57,000	56,999,810
International Finance Corp.(n)	0.15%		07/14/10	35,000	34,998,104

					600,777,317

U.S. TREASURY OBLIGATIONS(n) — 4.0%
U.S. Treasury Bills	0.09%		07/22/10	50,000	49,997,491
U.S. Treasury Bills	0.15%		07/29/10	60,000	59,993,000

					109,990,491

TOTAL INVESTMENTS — 101.5% (cost $2,807,870,685)					2,807,870,685
Liabilities in excess of other assets — (1.5)%					(40,182,591)

NET ASSETS — 100.0%					$2,767,688,094

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

FDIC	Federal Deposit Insurance Corp.
MTN	Medium Term Note
#	Principal amount is shown in U.S. dollars unless otherwise stated.
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(c)	Indicates a variable rate security.
(m)	Repurchase agreements are collateralized by federal agency obligations or corporate obligations.
(n)	Rates shown are the effective yields at purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$314,499,941	$—
Commercial Paper	—	1,277,574,936	—
Corporate Obligations	—	159,000,000	—
Repurchase Agreements	—	346,028,000	—
U.S. Government Agency/Supra National Obligations	—	600,777,317	—
U.S. Treasury Obligations	—	109,990,491	—

Total	$—	$2,807,870,685	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Commercial Paper	46.2%
U.S. Government Agency/Supra National Obligations	21.7
Repurchase Agreements	12.5
Certificates of Deposit	11.4
Corporate Obligations	5.7
U.S. Treasury Obligations	4.0

101.5
Liabilities in excess of other assets	(1.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Unaffiliated investments (cost $2,461,842,685)	$2,461,842,685
Repurchase agreements (cost $346,028,000)	346,028,000
Cash	13,777,950
Receivable for fund share sold	33,045,896
Interest receivable	261,092
Prepaid expenses	20,396

Total Assets	2,854,976,019

LIABILITIES:
Payable for investments purchased	59,993,000
Payable for fund share repurchased	27,002,181
Advisory fees payable	187,595
Accrued expenses and other liabilities	92,330
Shareholder servicing fees payable	11,820
Affiliated transfer agent fee payable	542
Distributions payable	457

Total Liabilities	87,287,925

NET ASSETS	$2,767,688,094

Net assets were comprised of:
Paid-in capital	$2,767,388,667
Retained earnings	299,427

Net assets, June 30, 2010	$2,767,688,094

Net asset value and redemption price per share, $2,767,688,094 / 2,767,411,121 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated interest income	$4,129,870

EXPENSES
Advisory fees	7,490,064
Shareholder servicing fees and expenses	1,498,013
Custodian and accounting fees	190,000
Insurance expenses	29,000
Trustees’ fees	22,000
Audit fee	10,000
Legal fees and expenses	8,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Miscellaneous	9,350

Total expenses	9,266,427
Less: advisory fee waiver and/or expense reimbursement	(5,244,599)
Less: shareholder servicing fee waiver	(337,828)

Net expenses	3,684,000

NET INVESTMENT INCOME	445,870

NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions	53,862

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$499,732

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$445,870	$7,457,501
Net realized gain on investment transactions	53,862	225,063

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	499,732	7,682,564

DISTRIBUTIONS	(446,115)	(7,457,488)

FUND SHARE TRANSACTIONS:
Fund share sold [2,765,432,918 and 3,638,883,161 shares, respectively]	2,765,432,917	3,638,883,160
Fund share issued in reinvestment/payment of distributions [443,101 and 7,438,881 shares, respectively]	443,101	7,438,881
Fund share repurchased [2,819,221,509 and 3,731,949,831 shares, respectively]	(2,819,221,509)	(3,731,949,831)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(53,345,491)	(85,627,790)

TOTAL DECREASE IN NET ASSETS	(53,291,874)	(85,402,714)
NET ASSETS:
Beginning of period	2,820,979,968	2,906,382,682

End of period	$2,767,688,094	$2,820,979,968

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace — 0.9%
Rockwell Collins, Inc.(a)	74,500	$3,958,185

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.*	114,000	5,835,660
Human Genome Sciences, Inc.*(a)	113,000	2,560,580
Life Technologies Corp.*	47,500	2,244,375

		10,640,615

Capital Markets — 0.6%
SEI Investments Co.	135,000	2,748,600

Chemicals — 0.5%
Sigma-Aldrich Corp.(a)	49,000	2,441,670

Clothing & Apparel — 1.3%
Coach, Inc.	110,000	4,020,500
Polo Ralph Lauren Corp.	26,000	1,896,960

		5,917,460

Commercial Services — 3.4%
Alliance Data Systems Corp.*(a)	51,500	3,065,280
Hewitt Associates, Inc. (Class A Stock)*	65,000	2,239,900
HMS Holdings Corp.*	96,000	5,205,120
Verisk Analytics, Inc. (Class A Stock)*	163,500	4,888,650

		15,398,950

Computer Hardware — 1.6%
Cognizant Technology Solutions Corp. (Class A Stock)*	104,000	5,206,240
Western Digital Corp.*	72,000	2,171,520

		7,377,760

Computer Services & Software — 5.2%
Cerner Corp.*(a)	60,000	4,553,400
Equinix, Inc.*(a)	46,000	3,736,120
Informatica Corp.*	170,000	4,059,600
MICROS Systems, Inc.*(a)	103,000	3,282,610
NetApp, Inc.*	106,500	3,973,515
salesforce.com, Inc.*(a)	44,000	3,776,080

		23,381,325

Consumer Products & Services — 1.4%
Church & Dwight Co., Inc.	70,000	4,389,700
Scotts Miracle-Gro Co. (The) (Class A Stock)	41,000	1,820,810

		6,210,510

Distribution/Wholesale — 1.0%
W.W. Grainger, Inc.	47,000	4,674,150

Diversified Machinery — 0.7%
Flowserve Corp.	35,500	3,010,400

Education — 2.0%
DeVry, Inc.	81,000	4,251,690
Strayer Education, Inc.(a)	24,000	4,989,360

		9,241,050

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Components — 1.1%
AMETEK, Inc.	120,000	$4,818,000

Electronics — 5.8%
Amphenol Corp. (Class A Stock)	99,000	3,888,720
Dolby Laboratories, Inc. (Class A Stock)*	117,500	7,366,075
Gentex Corp.	123,500	2,220,530
National Instruments Corp.	156,000	4,957,680
Sensata Technologies Holding NV (Netherlands)*	170,000	2,718,300
Trimble Navigation Ltd.*(a)	178,000	4,984,000

		26,135,305

Entertainment & Leisure — 1.8%
WMS Industries, Inc.*(a)	212,500	8,340,625

Environmental Control — 0.6%
Nalco Holding Co.	138,500	2,833,710

Finance — 1.0%
MSCI, Inc. (Class A Stock)*	167,000	4,575,800

Financial – Bank & Trust — 1.2%
IntercontinentalExchange, Inc.*	47,500	5,368,925

Financial Services — 0.8%
Affiliated Managers Group, Inc.*(a)	62,000	3,767,740

Hand/Machine Tools — 0.7%
Stanley Black & Decker, Inc.	64,500	3,258,540

Healthcare Products — 1.3%
Edwards Lifesciences Corp.*(a)	104,000	5,826,080

Healthcare Providers & Services — 1.7%
Express Scripts, Inc.*	164,000	7,711,280

Hotels, Restaurants & Leisure — 1.1%
Hyatt Hotels Corp. (Class A Stock)*(a)	71,500	2,651,935
Royal Caribbean Cruises Ltd. (Liberia)*(a)	102,500	2,333,925

		4,985,860

Industrial Products — 3.6%
Fastenal Co.(a)	122,000	6,123,180
Precision Castparts Corp.	51,000	5,248,920
Roper Industries, Inc.(a)	87,500	4,896,500

		16,268,600

Internet Services — 2.5%
F5 Networks, Inc.*	77,000	5,279,890
GSI Commerce, Inc.*	81,500	2,347,200
Juniper Networks, Inc.*	92,500	2,110,850
Rackspace Hosting, Inc.*	94,500	1,733,130

		11,471,070

Leisure Equipment & Products — 0.6%
Hasbro, Inc.	60,000	2,466,000

Machinery — 0.9%
Cummins, Inc.	64,000	4,168,320

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Manufacturing — 1.9%
Danaher Corp.	143,000	$5,308,160
Pall Corp.	95,000	3,265,150

		8,573,310

Media — 1.4%
Discovery Communications, Inc. (Class A Stock)*(a)	95,000	3,392,450
Scripps Networks Interactive, Inc. (Class A Stock)	75,000	3,025,500

		6,417,950

Medical Supplies & Equipment — 3.8%
Intuitive Surgical, Inc.*(a)	14,500	4,576,490
NuVasive, Inc.*(a)	160,000	5,673,600
ResMed, Inc.*(a)	47,000	2,858,070
Volcano Corp.*(a)	185,000	4,036,700

		17,144,860

Metals & Mining — 0.9%
Cliffs Natural Resources, Inc.(a)	81,500	3,843,540

Oil, Gas & Consumable Fuels — 7.7%
CARBO Ceramics, Inc.(a)	88,000	6,352,720
Concho Resources, Inc.*	165,000	9,129,450
Core Laboratories NV (Netherlands)(a)	38,500	5,682,985
Oceaneering International, Inc.*	51,500	2,312,350
Range Resources Corp.(a)	97,500	3,914,625
Southwestern Energy Co.*	100,000	3,864,000
Whiting Petroleum Corp.*	46,500	3,646,530

		34,902,660

Pharmaceuticals — 3.7%
BioMarin Pharmaceutical, Inc.*(a)	118,000	2,237,280
Mead Johnson Nutrition Co.	116,000	5,813,920
Salix Pharmaceuticals Ltd.*(a)	112,500	4,390,875
Warner Chilcott PLC (Class A Stock) (Ireland)*	100,000	2,285,000
Watson Pharmaceuticals, Inc.*	55,500	2,251,635

		16,978,710

Printing & Publishing — 1.2%
VistaPrint NV (Netherlands)*(a)	115,000	5,461,350

Real Estate Management & Development — 1.0%
Jones Lang LaSalle, Inc.	72,000	4,726,080

Retail & Merchandising — 7.1%
Abercrombie & Fitch Co. (Class A Stock)(a)	70,000	2,148,300
Bed Bath & Beyond, Inc.*	126,500	4,690,620
Dick’s Sporting Goods, Inc.*	71,500	1,779,635
Dollar Tree, Inc.*	136,500	5,682,495
J. Crew Group, Inc.*(a)	120,000	4,417,200
Nordstrom, Inc.	126,000	4,055,940
Ross Stores, Inc.	117,000	6,234,930
Williams-Sonoma, Inc.(a)	130,000	3,226,600

		32,235,720

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors — 6.8%
Analog Devices, Inc.	134,000	$3,733,240
Avago Technologies Ltd. (Singapore)*	253,500	5,338,710
Marvell Technology Group Ltd. (Bermuda)*	235,500	3,711,480
Microchip Technology, Inc.(a)	174,000	4,826,760
Rovi Corp.*(a)	136,000	5,155,760
Silicon Laboratories, Inc.*	104,500	4,238,520
Varian Semiconductor Equipment Associates, Inc.*	140,000	4,012,400

		31,016,870

Software — 3.1%
ANSYS, Inc.*	138,500	5,618,945
Citrix Systems, Inc.*(a)	75,000	3,167,250
MedAssets, Inc.*(a)	112,000	2,584,960
Solera Holdings, Inc.(a)	72,500	2,624,500

		13,995,655

Specialty Retail — 1.6%
Urban Outfitters, Inc.*(a)	205,500	7,067,145

Telecommunications — 5.1%
American Tower Corp. (Class A Stock)*	113,000	5,028,500
NII Holdings, Inc.*	133,500	4,341,420
Polycom, Inc.*	123,500	3,679,065
SBA Communications Corp. (Class A Stock)*(a)	298,000	10,134,980

		23,183,965

Transportation — 2.2%
C.H. Robinson Worldwide, Inc.	97,500	5,426,850
J.B. Hunt Transport Services, Inc.	138,500	4,524,795

		9,951,645

Waste Management — 2.0%
Stericycle, Inc.*(a)	140,500	9,213,990

TOTAL LONG-TERM INVESTMENTS (cost $367,850,453)		431,709,980

SHORT-TERM INVESTMENT — 36.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $163,345,311; includes $135,773,239 of cash collateral for securities on loan)(b)(w)(Note 4)	163,345,311	163,345,311

TOTAL INVESTMENTS — 131.2% (cost $531,195,764)		595,055,291
Liabilities in excess of other assets — (31.2)%		(141,347,689)

NET ASSETS — 100.0%		$453,707,602

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $132,199,358; cash collateral of $135,773,239 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$431,709,980	$—	$—
Affiliated Money Market Mutual Fund	163,345,311	—	—

Total	$595,055,291	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (29.9% represents investments purchased with collateral from securities on loan)	36.0%
Oil, Gas & Consumable Fuels	7.7
Retail & Merchandising	7.1
Semiconductors	6.8
Electronics	5.8
Computer Services & Software	5.2
Telecommunications	5.1
Medical Supplies & Equipment	3.8
Pharmaceuticals	3.7
Industrial Products	3.6
Commercial Services	3.4
Software	3.1
Internet Services	2.5
Biotechnology	2.4
Transportation	2.2
Education	2.0
Waste Management	2.0
Manufacturing	1.9
Entertainment & Leisure	1.8
Healthcare Providers & Services	1.7
Computer Hardware	1.6

Specialty Retail	1.6%
Media	1.4
Consumer Products & Services	1.4
Clothing & Apparel	1.3
Healthcare Products	1.3
Printing & Publishing	1.2
Financial – Bank & Trust	1.2
Hotels, Restaurants & Leisure	1.1
Electronic Components	1.1
Real Estate Management & Development	1.0
Distribution/Wholesale	1.0
Finance	1.0
Machinery	0.9
Aerospace	0.9
Metals & Mining	0.9
Financial Services	0.8
Hand/Machine Tools	0.7
Diversified Machinery	0.7
Environmental Control	0.6
Capital Markets	0.6
Leisure Equipment & Products	0.6
Chemicals	0.5

131.2
Liabilities in excess of other assets	(31.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $132,199,358:
Unaffiliated investments (cost $367,850,453)	$431,709,980
Affiliated investments (cost $163,345,311)	163,345,311
Receivable for fund share sold	352,155
Dividends receivable	124,264
Prepaid expenses	519

Total Assets	595,532,229

LIABILITIES:
Payable to broker for collateral for securities on loan	135,773,239
Payable for fund share repurchased	4,892,426
Payable for investments purchased	776,704
Advisory fees payable	188,518
Payable to custodian	144,222
Accrued expenses and other liabilities	46,340
Shareholder servicing fees payable	2,636
Affiliated transfer agent fee payable	542

Total Liabilities	141,824,627

NET ASSETS	$453,707,602

Net assets were comprised of:
Paid-in capital	$652,830,701
Retained earnings	(199,123,099)

Net assets, June 30, 2010	$453,707,602

Net asset value and redemption price per share, $453,707,602 / 27,369,269 outstanding shares of beneficial interest	$16.58

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,343 foreign withholding tax)	$1,044,587
Affiliated income from securities lending, net	139,090
Affiliated dividend income	30,140

1,213,817

EXPENSES
Advisory fees	2,130,002
Shareholder servicing fees and expenses	236,667
Custodian and accounting fees	48,000
Audit fee	10,000
Shareholders’ reports	7,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	6,492

Total expenses	2,458,161

NET INVESTMENT LOSS	(1,244,344)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	16,160,593
Net change in unrealized appreciation (depreciation) on investments	(17,799,812)

NET LOSS ON INVESTMENTS	(1,639,219)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,883,563)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(1,244,344)	$(1,169,057)
Net realized gain (loss) on investment transactions	16,160,593	(39,362,330)
Net change in unrealized appreciation (depreciation) on investments	(17,799,812)	138,521,398

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,883,563)	97,990,011

FUND SHARE TRANSACTIONS:
Fund share sold [3,560,021 and 8,515,788 shares, respectively]	62,512,123	121,950,820
Fund share repurchased [3,793,046 and 5,824,091 shares, respectively]	(64,146,166)	(80,351,054)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(1,634,043)	41,599,766

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,517,606)	139,589,777
NET ASSETS:
Beginning of period	458,225,208	318,635,431

End of period	$453,707,602	$458,225,208

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace — 4.5%
BE Aerospace, Inc.*	64,800	$1,647,864
HEICO Corp.	82,900	2,977,768

		4,625,632

Apparel — 1.1%
Steven Madden Ltd.*	35,250	1,111,080

Clothing & Apparel — 0.9%
Warnaco Group, Inc. (The)*	26,900	972,166

Commercial Services — 4.2%
Gartner, Inc.*(a)	54,500	1,267,125
HMS Holdings Corp.*	27,800	1,507,316
Steiner Leisure Ltd. (Bahamas)*	41,200	1,583,728

		4,358,169

Computer Hardware — 1.2%
Riverbed Technology, Inc.*(a)	44,000	1,215,280

Computer Services & Software — 6.0%
Jack Henry & Associates, Inc.	56,100	1,339,668
LivePerson, Inc.*(a)	261,904	1,796,661
MedAssets, Inc.*(a)	70,900	1,636,372
SS&C Technologies Holdings, Inc.*	84,300	1,351,329

		6,124,030

Consumer Products & Services — 0.9%
Elizabeth Arden, Inc.*	60,900	884,268

Distribution/Wholesale — 2.2%
Watsco, Inc.	38,700	2,241,504

Diversified Financial Services — 2.8%
CBOE Holdings, Inc.*(a)	41,600	1,354,080
Portfolio Recovery Associates, Inc.*(a)	23,300	1,555,974

		2,910,054

Education — 1.7%
Capella Education Co.*	21,800	1,773,430

Electronic Components & Equipment — 1.9%
Littelfuse, Inc.*	32,200	1,017,842
Plexus Corp.*	34,200	914,508

		1,932,350

Energy – Energy Resources — 1.8%
Concho Resources, Inc.*(a)	33,300	1,842,489

Entertainment & Leisure — 1.8%
WMS Industries, Inc.*(a)	46,400	1,821,200

Food — 4.1%
Diamond Foods, Inc.(a)	68,300	2,807,130
TreeHouse Foods, Inc.*(a)	30,600	1,397,196

		4,204,326

Hand/Machine Tools — 1.3%
Regal-Beloit Corp.	24,400	1,361,032

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Products — 13.4%
Arthrocare Corp.*	46,300	1,419,095
Cyberonics, Inc.*	69,000	1,633,920
Natus Medical, Inc.*	70,100	1,141,929
NuVasive, Inc.*(a)	40,600	1,439,676
Orthofix International NV*	35,000	1,121,750
Sirona Dental Systems, Inc.*	39,400	1,372,696
Thoratec Corp.*	44,000	1,880,120
Volcano Corp.*	95,900	2,092,538
Zoll Medical Corp.*	63,700	1,726,270

		13,827,994

Internet — 7.0%
GSI Commerce, Inc.*	74,900	2,157,120
MercadoLibre, Inc. (Argentina)*	33,700	1,770,935
OpenTable, Inc.*(a)	38,200	1,584,154
WebMD Health Corp. (Class A Stock) (Class A Stock)*(a)	36,000	1,671,480

		7,183,689

Internet Services — 2.5%
Atheros Communications, Inc.*(a)	43,800	1,206,252
LoopNet, Inc.*	111,800	1,378,494

		2,584,746

Lodging — 0.9%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	131,100	970,140

Machinery & Equipment — 1.0%
Nordson Corp.	18,300	1,026,264

Miscellaneous Manufacturing — 1.3%
Actuant Corp. (Class A Stock)(a)	70,200	1,321,866

Oil & Gas — 1.6%
Rosetta Resources, Inc.*	83,700	1,658,097

Pharmaceuticals — 8.2%
Alexion Pharmaceuticals, Inc.*	43,900	2,247,241
Catalyst Health Solutions, Inc.*	43,700	1,507,650
Salix Pharmaceuticals Ltd.*(a)	77,800	3,036,534
SXC Health Solutions Corp. (Canada)*	21,900	1,604,175

		8,395,600

Real Estate — 1.6%
Jones Lang LaSalle, Inc.(a)	25,100	1,647,564

Retail & Merchandising — 11.5%
hhgregg, Inc.*	73,100	1,704,692
HSN, Inc.*	45,300	1,087,200
J. Crew Group, Inc.*(a)	30,100	1,107,981
MSC Industrial Direct Co., Inc. (Class A Stock)	42,600	2,158,116
Tractor Supply Co.(a)	25,700	1,566,929
Ulta Salon Cosmetics & Fragrance, Inc.*	105,200	2,489,032
Vitamin Shoppe, Inc.*	68,200	1,749,330

		11,863,280

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors — 2.6%
Cavium Networks, Inc.*(a)	61,100	$1,600,209
Volterra Semiconductor Corp.*	46,200	1,065,372

		2,665,581

Software — 3.7%
Global Defense Technology &
Systems, Inc.*	92,800	1,185,056
Ultimate Software Group, Inc.*(a)	78,100	2,566,366

		3,751,422

Telecommunications — 4.3%
LogMeIn, Inc.*(a)	53,400	1,400,682
Plantronics, Inc.	35,900	1,026,740
Polycom, Inc.*	66,700	1,986,993

		4,414,415

Transportation — 2.1%
HUB Group, Inc. (Class A Stock)*	72,500	2,175,725

TOTAL LONG-TERM INVESTMENTS (cost $99,801,542)		100,863,393

SHORT-TERM INVESTMENT — 25.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $25,723,861; includes $21,531,465 of cash collateral for securities on loan)(b)(w)(Note 4)	25,723,861	$25,723,861

TOTAL INVESTMENTS — 123.1% (cost $125,525,403)		126,587,254
Liabilities in excess of other assets — (23.1)%		(23,727,475)

NET ASSETS — 100.0%		$102,859,779

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $21,025,961; cash collateral of $21,531,465 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$100,863,393	$—	$—
Affiliated Money Market Mutual Fund	25,723,861	—	—

Total	$126,587,254	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (20.9% represents investments purchased with collateral from securities on loan)	25.0%
Healthcare Products	13.4
Retail & Merchandising	11.5
Pharmaceuticals	8.2
Internet	7.0
Computer Services & Software	6.0
Aerospace	4.5
Telecommunications	4.3
Commercial Services	4.2
Food	4.1
Software	3.7
Diversified Financial Services	2.8
Semiconductors	2.6
Internet Services	2.5
Distribution/Wholesale	2.2
Transportation	2.1
Electronic Components & Equipment	1.9
Energy – Energy Resources	1.8
Entertainment & Leisure	1.8
Education	1.7
Oil & Gas	1.6
Real Estate	1.6
Hand/Machine Tools	1.3
Miscellaneous Manufacturing	1.3
Computer Hardware	1.2
Apparel	1.1
Machinery & Equipment	1.0
Clothing & Apparel	0.9
Lodging	0.9
Consumer Products & Services	0.9

123.1
Liabilities in excess of other assets	(23.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $21,025,961:
Unaffiliated investments (cost $99,801,542)	$100,863,393
Affiliated investments (cost $25,723,861)	25,723,861
Cash	235
Receivable for investments sold	1,312,284
Dividends receivable	8,817
Receivable for fund share sold	7,002
Prepaid expenses	1,866

Total Assets	127,917,458

LIABILITIES:
Payable to broker for collateral for securities on loan	21,531,465
Payable for investments purchased	1,745,977
Payable for fund share repurchased	1,700,561
Advisory fees payable	50,928
Accrued expenses and other liabilities	27,619
Shareholder servicing fees payable	587
Affiliated transfer agent fee payable	542

Total Liabilities	25,057,679

NET ASSETS	$102,859,779

Net assets were comprised of:
Paid-in capital	$328,062,555
Retained earnings	(225,202,776)

Net assets, June 30, 2010	$102,859,779

Net asset value and redemption price per share, $102,859,779 / 14,417,880 outstanding shares of beneficial interest	$7.13

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income	$111,544
Affiliated income from securities lending, net	38,952
Affiliated dividend income	4,907

155,403

EXPENSES
Advisory fees	535,243
Shareholder servicing fees and expenses	56,341
Custodian and accounting fees	29,000
Audit fee	11,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses
(including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Insurance expenses	1,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	3,571

Total expenses	655,155

NET INVESTMENT LOSS	(499,752)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	12,525,864
Net change in unrealized appreciation (depreciation) on investments	(18,521,606)

NET LOSS ON INVESTMENTS	(5,995,742)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,495,494)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss	$(499,752)	$(660,880)
Net realized gain (loss) on investment transactions	12,525,864	(6,065,762)
Net change in unrealized appreciation (depreciation) on investments	(18,521,606)	25,347,282

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,495,494)	18,620,640

FUND SHARE TRANSACTIONS:
Fund share sold [1,772,177 and 2,814,083 shares, respectively]	13,590,242	18,406,447
Fund share repurchased [1,845,946 and 1,857,404 shares, respectively]	(13,608,350)	(11,019,494)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(18,108)	7,386,953

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,513,602)	26,007,593
NET ASSETS:
Beginning of period	109,373,381	83,365,788

End of period	$102,859,779	$109,373,381

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.6%
Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	75,250	$1,576,487
L-3 Communications Holdings, Inc.	45,800	3,244,472
Teledyne Technologies, Inc.*	49,920	1,925,914

		6,746,873

Agriculture — 1.1%
Archer-Daniels-Midland Co.	115,100	2,971,882
Bunge Ltd. (Bermuda)(a)	27,800	1,367,482

		4,339,364

Auto Parts & Related — 2.4%
American Axle & Manufacturing Holdings, Inc.*(a)	71,000	520,430
Autoliv, Inc. (Sweden)*(a)	77,822	3,723,783
Lear Corp.*	33,700	2,230,940
Navistar International Corp.*	21,300	1,047,960
WABCO Holdings, Inc.*	76,975	2,423,173

		9,946,286

Automobiles — 0.5%
Harley-Davidson, Inc.(a)	89,850	1,997,366

Banks — 0.5%
Comerica, Inc.	36,100	1,329,563
KeyCorp	92,100	708,249

		2,037,812

Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	74,300	2,778,077

Biotechnology — 0.4%
Biogen Idec, Inc.*	35,600	1,689,220

Chemicals — 3.4%
Ashland, Inc.	66,700	3,096,214
Eastman Chemical Co.	61,800	3,297,648
Lubrizol Corp. (The)	48,124	3,864,838
NewMarket Corp.	41,200	3,597,584

		13,856,284

Commercial Banks — 4.0%
Fifth Third Bancorp	220,600	2,711,174
First Horizon National Corp.*(a)	52,731	603,770
Huntington Bancshares, Inc.	358,400	1,985,536
International Bancshares Corp.(a)	117,134	1,954,966
PNC Financial Services Group, Inc.	22,600	1,276,900
Regions Financial Corp.	505,496	3,326,164
SunTrust Banks, Inc.	92,200	2,148,260
Synovus Financial Corp.(a)	287,600	730,504
Zions Bancorporation(a)	80,000	1,725,600

		16,462,874

Commercial Services — 1.6%
Convergys Corp.*(a)	194,000	1,903,140
Lender Processing Services, Inc.	70,900	2,219,879
Moody’s Corp.(a)	128,200	2,553,744

		6,676,763

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Commercial Services & Supplies — 0.8%
Pre-Paid Legal Services, Inc.*(a)	26,773	$1,217,904
RR Donnelley & Sons Co.	129,000	2,111,730

		3,329,634

Computer Hardware — 1.7%
Lexmark International, Inc. (Class A Stock)*	72,400	2,391,372
Seagate Technology (Cayman Islands)*	186,600	2,433,264
Western Digital Corp.*	73,800	2,225,808

		7,050,444

Computer Services & Software — 0.8%
Computer Sciences Corp.	73,800	3,339,450

Computer Software — 0.3%
NCR Corp.*	115,600	1,401,072

Construction — 1.3%
KB Home	108,000	1,188,000
Masco Corp.	107,400	1,155,624
Owens Corning*(a)	105,200	3,146,532

		5,490,156

Consumer Products & Services — 1.9%
Blyth, Inc.	29,950	1,020,397
Whirlpool Corp.	78,500	6,893,870

		7,914,267

Containers & Packaging — 1.4%
Rock-Tenn Co. (Class A Stock)	31,504	1,564,804
Sonoco Products Co.	62,700	1,911,096
Temple-Inland, Inc.	121,000	2,501,070

		5,976,970

Distribution/Wholesale — 0.5%
Ingram Micro, Inc. (Class A Stock)*	130,300	1,979,257

Diversified Financial Services — 0.7%
GFI Group, Inc.	260,400	1,453,032
Nelnet, Inc. (Class A Stock)	84,400	1,627,232

		3,080,264

Diversified Manufacturing — 1.0%
A.O. Smith Corp.	29,600	1,426,424
Tyco International Ltd. (Switzerland)	78,200	2,754,986

		4,181,410

Electric — 3.6%
Allegheny Energy, Inc.	52,200	1,079,496
Mirant Corp.*	178,300	1,882,848
NorthWestern Corp.	63,800	1,671,560
NV Energy, Inc.(a)	169,600	2,002,976
Pinnacle West Capital Corp.	99,200	3,606,912
Portland General Electric Co.	57,400	1,052,142
Public Service Enterprise Group, Inc.	50,300	1,575,899
Xcel Energy, Inc.	89,300	1,840,473

		14,712,306

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electronic Components & Equipment — 1.8%
Avnet, Inc.*(a)	87,550	$2,110,831
Energizer Holdings, Inc.*	43,200	2,172,096
Hubbell, Inc. (Class B Stock)	37,000	1,468,530
Thomas & Betts Corp.*	43,200	1,499,040

		7,250,497

Electronics — 0.3%
Benchmark Electronics, Inc.*	75,600	1,198,260

Energy Services — 0.5%
NRG Energy, Inc.*(a)	96,400	2,044,644

Engineering/Construction — 0.7%
Chicago Bridge & Iron Co. NV (Netherlands)*	107,550	2,023,016
McDermott International, Inc. (Panama)*	47,400	1,026,684

		3,049,700

Financial Services — 2.3%
Ameriprise Financial, Inc.	88,300	3,190,279
Capital One Financial Corp.	54,900	2,212,470
Invesco Ltd. (Bermuda)(a)	145,750	2,452,972
Jefferies Group, Inc.	28,200	594,456
State Street Corp.	34,000	1,149,880

		9,600,057

Food & Staples Retailing — 1.0%
Safeway, Inc.	129,800	2,551,868
SUPERVALU, Inc.	130,200	1,411,368

		3,963,236

Foods — 3.4%
Cal-Maine Foods, Inc.(a)	47,900	1,529,447
Chiquita Brands International, Inc.*	59,502	722,949
ConAgra Foods, Inc.	143,200	3,339,424
Dean Foods Co.*	142,000	1,429,940
Del Monte Foods Co.	153,300	2,205,987
Fresh Del Monte Produce, Inc. (Cayman Islands)*	69,600	1,408,704
J.M. Smucker Co. (The)	7,400	445,628
Kroger Co. (The)	74,700	1,470,843
Sara Lee Corp.	100,100	1,411,410

		13,964,332

Healthcare Equipment & Services — 0.1%
Universal Health Services, Inc. (Class B Stock)	11,700	446,355

Healthcare Equipment & Supplies — 0.6%
Kinetic Concepts, Inc.*(a)	62,600	2,285,526

Healthcare Services — 2.5%
Aetna, Inc.	51,000	1,345,380
CIGNA Corp.	49,650	1,542,129
Coventry Health Care, Inc.*	139,175	2,460,614
Humana, Inc.*	25,500	1,164,585
LifePoint Hospitals, Inc.*(a)	43,800	1,375,320
MEDNAX, Inc.*	40,200	2,235,522

		10,123,550

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Household Durables — 0.4%
Newell Rubbermaid, Inc.(a)	123,600	1,809,504

Industrial Products — 0.5%
Ingersoll-Rand PLC (Ireland)(a)	60,200	2,076,298

Insurance — 12.2%
Aflac, Inc.	36,700	1,565,989
Allstate Corp. (The)	81,800	2,350,114
American Financial Group, Inc.	119,100	3,253,812
Aspen Insurance Holdings Ltd. (Bermuda)	83,400	2,063,316
Assurant, Inc.	72,178	2,504,576
Chubb Corp.	78,600	3,930,786
Delphi Financial Group, Inc. (Class A Stock)	103,100	2,516,671
Endurance Specialty Holdings Ltd. (Bermuda)	50,300	1,887,759
Fidelity National Financial, Inc. (Class A Stock)	63,300	822,267
Hartford Financial Services Group, Inc. (The)	60,900	1,347,717
Lincoln National Corp.	171,600	4,168,164
Montpelier Re Holdings Ltd. (Bermuda)	152,000	2,269,360
PartnerRe Ltd. (Bermuda)	62,100	4,355,694
Platinum Underwriters Holdings Ltd. (Bermuda)	43,100	1,564,099
Principal Financial Group, Inc.	106,100	2,486,984
StanCorp Financial Group, Inc.	131,800	5,343,172
Unum Group	127,800	2,773,260
Validus Holdings Ltd. (Bermuda)	73,730	1,800,487
W.R. Berkley Corp.	72,900	1,928,934
XL Capital Ltd. (Class A Stock) (Cayman Islands)	82,000	1,312,820

		50,245,981

Machinery & Equipment — 2.7%
AGCO Corp.*(a)	39,200	1,057,224
Bucyrus International, Inc.(a)	40,200	1,907,490
Crane Co.	74,100	2,238,561
Ensco International PLC, ADR (United Kingdom)(a)	28,800	1,131,264
ITT Corp.	60,100	2,699,692
Terex Corp.*(a)	103,900	1,947,086

		10,981,317

Media — 2.1%
Cablevision Systems Corp.
(Class A Stock)	42,900	1,030,029
DISH Network Corp. (Class A Stock)	115,200	2,090,880
Gannett Co., Inc.	168,300	2,265,318
McGraw-Hill Cos., Inc. (The)	91,850	2,584,659
Scholastic Corp.(a)	35,500	856,260

		8,827,146

Metals & Mining — 2.1%
Cliffs Natural Resources, Inc.	25,100	1,183,716
Teck Resources Ltd. (Class B Stock) (Canada)(a)	89,000	2,632,620

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Timken Co.	86,400	$2,245,536
United States Steel Corp.(a)	38,400	1,480,320
USEC, Inc.*(a)	234,900	1,118,124

		8,660,316

Office Equipment & Supplies — 0.4%
Xerox Corp.	216,800	1,743,072

Oil & Gas — 2.1%
Denbury Resources, Inc.*(a)	102,450	1,499,868
National Oilwell Varco, Inc.	31,250	1,033,438
Oceaneering International, Inc.*	25,650	1,151,685
Southwestern Energy Co.*	43,300	1,673,112
Whiting Petroleum Corp.*	40,000	3,136,800

		8,494,903

Oil, Gas & Consumable Fuels — 5.9%
Atwood Oceanics, Inc.*	79,900	2,039,048
Berry Petroleum Co. (Class A Stock)	48,700	1,252,564
Cabot Oil & Gas Corp.	35,800	1,121,256
Cal Dive International, Inc.*	201,667	1,179,752
Newfield Exploration Co.*	54,700	2,672,642
Noble Corp. (Switzerland)*(a)	145,000	4,481,950
Noble Energy, Inc.	26,804	1,617,085
SEACOR Holdings, Inc.*(a)	18,900	1,335,474
Sempra Energy	46,700	2,185,093
Southern Union Co.	80,200	1,753,172
Sunoco, Inc.	79,300	2,757,261
Valero Energy Corp.(a)	104,200	1,873,516

		24,268,813

Pharmaceuticals — 4.6%
AmerisourceBergen Corp.	171,900	5,457,825
Cephalon, Inc.*(a)	51,300	2,911,275
Endo Pharmaceuticals Holdings, Inc.*(a)	72,500	1,581,950
Forest Laboratories, Inc.*	126,900	3,480,867
King Pharmaceuticals, Inc.*(a)	198,300	1,505,097
Mylan, Inc.*(a)	50,100	853,704
Shire PLC, ADR (United Kingdom)(a)	37,900	2,326,302
Watson Pharmaceuticals, Inc.*	22,800	924,996

		19,042,016

Printing & Publishing — 0.3%
Consolidated Graphics, Inc.*	33,300	1,439,892

Real Estate Investment Trusts — 5.0%
Alexandria Real Estate Equities, Inc.	10,900	690,733
Annaly Capital Management, Inc.	224,600	3,851,890
Boston Properties, Inc.(a)	16,500	1,177,110
Brandywine Realty Trust	257,000	2,762,750
Hospitality Properties Trust	142,300	3,002,530
HRPT Properties Trust	575,200	3,571,992
Macerich Co. (The)(a)	37,761	1,409,240
Medical Properties Trust, Inc.(a)	227,900	2,151,376
Vornado Realty Trust	22,061	1,609,350
Walter Investment Management Corp.	17,311	283,035

		20,510,006

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Restaurants — 0.8%
Bob Evans Farms, Inc.	52,200	$1,285,164
Brinker International, Inc.	148,000	2,140,080

		3,425,244

Retail & Merchandising — 5.5%
Cabela’s, Inc.*(a)	143,600	2,030,504
Family Dollar Stores, Inc.	52,600	1,982,494
Foot Locker, Inc.	94,200	1,188,804
Gap, Inc. (The)	183,900	3,578,694
JC Penney Co., Inc.	112,800	2,422,944
Limited Brands, Inc.	107,700	2,376,939
Macy’s, Inc.	135,200	2,420,080
NBTY, Inc.*	101,250	3,443,512
RadioShack Corp.(a)	107,700	2,101,227
Stage Stores, Inc.	115,400	1,232,472

		22,777,670

Semiconductors — 1.4%
Fairchild Semiconductor International, Inc.*(a)	264,400	2,223,604
Lam Research Corp.*(a)	40,800	1,552,848
Micron Technology, Inc.*(a)	233,100	1,979,019

		5,755,471

Telecommunications — 2.1%
Anixter International, Inc.*	44,950	1,914,870
CenturyTel, Inc.	68,500	2,281,735
Harris Corp.	75,900	3,161,235
RF Micro Devices, Inc.*(a)	279,900	1,094,409

		8,452,249

Transportation — 1.6%
Genco Shipping & Trading Ltd. (Marshall Island)*(a)	30,200	452,698
Overseas Shipholding Group, Inc.	38,000	1,407,520
Ryder System, Inc.(a)	27,500	1,106,325
Ship Finance International Ltd. (Bermuda)(a)	49,191	879,535
Tidewater, Inc.(a)	73,600	2,849,792

		6,695,870

Utilities — 4.9%
Alliant Energy Corp.(a)	161,800	5,135,532
American Electric Power Co., Inc.	65,900	2,128,570
CMS Energy Corp.(a)	315,100	4,616,215
DPL, Inc.	67,950	1,624,005
DTE Energy Co.	63,300	2,887,113
Edison International	28,300	897,676
Pepco Holdings, Inc.	94,900	1,488,032
SCANA Corp.	36,000	1,287,360

		20,064,503

TOTAL LONG-TERM INVESTMENTS (cost $413,769,981)		404,182,577

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

SHORT-TERM INVESTMENT — 22.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $90,686,410; includes $77,835,194 of cash collateral for securities on loan)(b)(w)(Note 4)	90,686,410	$90,686,410

TOTAL INVESTMENTS — 120.0% (cost $504,456,391)		494,868,987
Liabilities in excess of other assets — (20.0)%		(82,523,666)

NET ASSETS — 100.0%		$412,345,321

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $74,664,871; cash collateral of $77,835,194 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$404,182,577	$—	$—
Affiliated Money Market Mutual Fund	90,686,410	—	—

Total	$494,868,987	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (18.9% represents investments purchased with cash collateral from securities on loan)	22.0%
Insurance	12.2
Oil, Gas & Consumable Fuels	5.9
Retail & Merchandising	5.5
Real Estate Investment Trusts	5.0
Utilities	4.9
Pharmaceuticals	4.6
Commercial Banks	4.0
Electric	3.6
Foods	3.4
Chemicals	3.4
Machinery & Equipment	2.7
Healthcare Services	2.5
Auto Parts & Related	2.4
Financial Services	2.3
Media	2.1
Metals & Mining	2.1
Oil & Gas	2.1
Telecommunications	2.1
Consumer Products & Services	1.9
Electronic Components & Equipment	1.8
Computer Hardware	1.7
Aerospace & Defense	1.6
Transportation	1.6
Commercial Services	1.6

Containers & Packaging	1.4%
Semiconductors	1.4
Construction	1.3
Agriculture	1.1
Diversified Manufacturing	1.0
Food & Staples Retailing	1.0
Restaurants	0.8
Computer Services & Software	0.8
Commercial Services & Supplies	0.8
Diversified Financial Services	0.7
Engineering/Construction	0.7
Beverages	0.7
Healthcare Equipment & Supplies	0.6
Industrial Products	0.5
Energy Services	0.5
Banks	0.5
Automobiles	0.5
Distribution/Wholesale	0.5
Household Durables	0.4
Office Equipment & Supplies	0.4
Biotechnology	0.4
Printing & Publishing	0.3
Computer Software	0.3
Electronics	0.3
Healthcare Equipment & Services	0.1

120.0
Liabilities in excess of other assets	(20.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PROTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $74,664,871:
Unaffiliated investments (cost $413,769,981)	$404,182,577
Affiliated investments (cost $90,686,410)	90,686,410
Dividends receivable	683,524
Receivable for fund share sold	462,136
Receivable for investments sold	91,050
Prepaid expenses	8,565

Total Assets	496,114,262

LIABILITIES:
Payable to broker for collateral for securities on loan	77,835,194
Payable for fund share repurchased	4,567,458
Payable for investments purchased	796,935
Payable to custodian	351,549
Advisory fees payable	173,195
Accrued expenses and other liabilities	41,576
Shareholder servicing fees payable	2,492
Affiliated transfer agent fee payable	542

Total Liabilities	83,768,941

NET ASSETS	$412,345,321

Net assets were comprised of:
Paid-in capital	$503,335,798

Net assets, June 30, 2010	$412,345,321

Net asset value and redemption price per share, $412,345,321 / 34,681,045 outstanding shares of beneficial interest	$11.89

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income	$3,935,870
Affiliated income from securities lending, net	68,326
Affiliated dividend income	11,582

4,015,778

EXPENSES
Advisory fees	2,100,309
Shareholder servicing fees and expenses	233,368
Custodian and accounting fees	50,000
Audit fee	11,000
Trustees’ fees	7,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense (Note 7)	631
Miscellaneous	3,249

Total expenses	2,425,557

NET INVESTMENT INCOME	1,590,221

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	14,535,675
Net change in unrealized appreciation (depreciation) on investments	(31,067,011)
NET LOSS ON INVESTMENTS	(16,531,336)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,941,115)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2010	Year Ended December 31, 2009
OPERATIONS:
Net investment income	$1,590,221	$5,436,547
Net realized gain (loss) on investment transactions	14,535,675	(40,168,637)
Net change in unrealized appreciation (depreciation) on investments	(31,067,011)	160,213,309

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,941,115)	125,481,219

DISTRIBUTIONS	(5,433,002)	(7,443,359)

FUND SHARE TRANSACTIONS:
Fund share sold [3,536,299 and 7,820,446 shares, respectively]	47,215,340	80,423,259
Fund share issued in reinvestment of distributions [430,166 and 760,302 shares, respectively]	5,433,002	7,443,359
Fund share repurchased [5,610,427 and 9,223,491 shares, respectively]	(71,105,085)	(87,986,397)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(18,456,743)	(119,779)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,830,860)	117,918,081
NET ASSETS:
Beginning of period	451,176,181	333,258,100

End of period	$412,345,321	$451,176,181

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 100.4%
COMMON STOCKS — 98.9%	Shares	Value (Note 2)
Argentina — 0.8%
Banco Macro SA, ADR(g)	26,190	$771,296
BBVA Banco Frances SA, ADR	55,285	349,401
Cresud SACIF y A, ADR(g)	92,801	1,126,604
Grupo Financiero Galicia SA, ADR*	39,330	224,181
IRSA Inversiones y Representaciones SA, ADR*(g)	12,880	134,467
MercadoLibre, Inc.*	29,700	1,560,735
Petrobras Energia SA (Class B Stock)(g)	48,072	71,272
Petrobras Energia SA, ADR	53,844	775,892
Telecom Argentina SA, ADR*	66,030	1,084,873
Transportadora de Gas del Sur SA, ADR	68,030	214,295

		6,313,016

Botswana — 0.7%
Barclays Bank of Botswana Ltd.(g)	272,230	254,916
Botswana Insurance Holdings Ltd.(g)	425,050	511,048
First National Bank of Botswana(g)	2,827,716	1,063,948
Letshego Holdings Ltd.(g)	7,821,241	2,196,533
Sechaba Breweries Ltd.(g)	600,634	845,348
Standard Chartered Bank Botswana Ltd.(g)	245,110	514,861

		5,386,654

Brazil — 6.0%
AES Tiete SA (PRFC Shares)	14,800	169,237
All America Latina Logistica SA	73,200	572,217
American Banknote SA	13,900	114,742
Anhanguera Educacional Participacoes SA	16,600	248,310
B2W Cia Global Do Varejo	6,000	98,260
Banco Bradesco SA (PRFC Shares)	125,970	1,982,021
Banco do Brasil SA	49,110	679,922
Banco do Estado do Rio Grande do Sul	36,000	255,889
Banco Santander Brasil SA	46,100	475,047
BM&F BOVESPA SA	166,899	1,081,838
BR Malls Participacoes SA	17,100	224,716
Bradespar SA (PRFC Shares)	11,600	210,278
Braskem SA (PRFC A Shares)*	35,000	246,648
BRF – Brasil Foods SA	84,060	1,104,656
Brookfield Incorporacoes SA	44,000	190,138
Centrais Eletricas Brasileiras SA (PRFC B Shares)	63,600	1,013,019
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PRFC A Shares)	16,550	578,104
Cia de Bebidas das Americas (PRFC Shares)	21,144	2,103,857
Cia de Concessoes Rodoviarias	24,000	491,967
Cia de Saneamento Basico do Estado de Sao Paulo	28,200	573,843
Cia de Saneamento de Minas Gerais-COPASA	18,200	252,078
Cia de Transmissao de Energia Eletrica Paulista (PRFC Shares)	5,051	130,263
Cia Energetica de Minas Gerais (PRFC Shares)	51,672	747,169

COMMON STOCKS (continued)	Shares	Value (Note 2)
Brazil (continued)
Cia Energetica de Sao Paulo (PRFC B Shares)	32,400	$441,753
Cia Paranaense de Energia (PRFC B Shares)	13,200	270,801
Cia Siderurgica Nacional SA	51,400	754,626
Cielo SA	107,700	915,301
Cosan SA Industria e Comercio*	11,400	142,105
CPFL Energia SA	23,600	517,762
Cyrela Brazil Realty SA	36,400	396,064
Diagnosticos da America SA	40,400	380,051
Duratex SA	11,959	108,128
EDP – Energias do Brasil SA	13,300	261,211
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC B Shares)	9,000	180,798
Empresa Brasileira de Aeronautica SA	66,900	348,399
Fibria Celulose SA*	21,512	319,283
Gafisa SA	47,800	286,800
Gerdau SA (PRFC Shares)	38,300	503,947
Gol Linhas Aereas Inteligentes SA (PFRC Shares)	14,000	166,449
Hypermarcas SA*	28,000	359,114
Investimentos Itau SA	1,588	9,616
Investimentos Itau SA (PRFC Shares)	231,567	1,381,704
Itau Unibanco Holding SA (PFRC Shares)	146,572	2,642,356
JBS SA	91,700	382,549
LLX Logistica SA*	50,000	204,155
Localiza Rent A Car	14,900	171,453
Lojas Americanas SA (PRFC Shares)	54,400	388,184
Lojas Renner SA	23,400	640,551
Lupatech SA*	12,400	145,159
Marfrig Alimentos SA	34,840	323,500
Metalurgica Gerdau SA (PRFC Shares)	19,100	311,632
MRV Engenharia e Participacoes SA	35,700	252,175
Natura Cosmeticos SA	22,300	494,183
NET Servicos de Comunicacao SA (PRFC Shares)*	36,500	343,161
OGX Petroleo e Gas Participacoes SA*	68,000	631,778
PDG Realty SA Empreendimentos e Participacoes	43,800	366,901
Petroleo Brasileiro SA (PRFC Shares)	361,500	5,399,468
Randon Participacoes SA (PRFC Shares)	43,500	243,889
Redecard SA	72,600	1,026,053
Rossi Residencial SA	28,400	205,015
Souza Cruz SA	14,000	527,424
Suzano Papel e Celulose SA (PRFC Shares)	34,125	287,557
Tam SA (PRFC Shares)	15,000	208,837

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Brazil (continued)
Tele Norte Leste Participacoes SA (PRFC Shares)	56,600	$847,275
Telecomunicacoes de Sao Paulo SA (PRFC Shares)	6,500	131,945
Telemar Norte Leste SA (PRFC A Shares)	3,800	103,137
Tim Participacoes SA (PRFC Shares)	77,000	208,177
Totvs SA	10,300	755,181
Tractebel Energia SA	18,000	210,416
Transmissora Alianca de Energia Eletrica SA	12,900	191,535
Ultrapar Participacoes SA (PRFC Shares)	12,600	601,030
Usinas Siderurgicas de Minas Gerais SA (PRFC A Shares)	23,900	639,540
Vale SA (PRFC A Shares)	257,100	5,441,119
Vivo Participacoes SA (PRFC Shares)	17,775	461,953
Weg SA	51,900	481,045

		46,556,464

Bulgaria — 0.2%
Bulgarian American Credit Bank JSCO*(g)	23,904	155,974
CB First Investment Bank AD*(g)	155,563	182,989
Central Cooperative Bank AD*(g)	87,402	65,032
Chimimport AD*(g)	265,946	326,665
Corporate Commercial Bank AD(g)	3,940	152,747
Industrial Holding Bulgaria PLC*	72,512	59,397
MonBat AD*(g)	48,227	201,110
Olovno Tzinkov Komplex AD*(g)	9,086	62,495
Petrol AD*(g)	90,727	165,690
Sopharma AD Sofia*(g)	197,237	470,705

		1,842,804

Chile — 3.1%
Administradora de Fondos de Pensiones Provida SA(g)	90,800	258,590
Administradora de Fondos de Pensiones Provida SA, ADR	8,500	359,210
AES Gener SA	755,000	330,469
Almendral SA	2,494,900	239,872
Antarchile SA(g)	50,200	937,716
Banco de Chile(g)	18,071,876	1,826,880
Banco de Credito e Inversiones	24,446	1,001,020
Banco Santander Chile	18,480,750	1,214,677
Banmedica SA	148,000	174,521
CAP SA	26,400	817,068
Centros Comerciales Sudamericanos SA	318,250	1,436,656
Cia Cervecerias Unidas SA, ADR	12,600	542,934
Cia General de Electricidad	38,850	233,363
Colbun SA	2,044,050	530,057
Embotelladora Andina SA, ADR (Class B Stock)	18,950	423,722

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Chile (continued)
Empresa Nacional de Electricidad SA	896,750	$1,379,489
Empresa Nacional de Telecomunicaciones SA	30,850	415,250
Empresas CMPC SA	30,862	1,355,260
Empresas COPEC SA	135,250	2,129,373
Empresas La Polar SA	101,800	553,697
Enersis SA	2,927,400	1,160,774
Enersis SA, ADR	17,500	348,425
Grupo Security SA(g)	692,880	206,830
Inversiones Aguas Metropolitanas SA	252,500	312,590
Lan Airlines SA, ADR	49,750	920,873
Madeco SA	4,480,000	240,798
Minera Valparaiso SA	3,281	99,743
Parque Arauco SA	181,800	252,366
SACI Falabella	326,100	2,123,039
Salfacorp SA	267,000	579,425
Sociedad de Inversiones Pampa Calichera SA (Class A Stock)	207,000	322,223
Sociedad Quimica y Minera de Chile SA, ADR	28,400	926,124
Sonda SA	334,450	532,866
Vina Concha y Toro SA	76,150	158,283
Vina Concha y Toro SA, ADR	4,800	200,160

		24,544,343

China — 9.6%
Agile Property Holdings Ltd.	158,000	161,611
Air China Ltd. (Class H Stock)*	346,000	339,322
Alibaba.com Ltd.	190,500	375,877
Aluminum Corp. of China Ltd. (Class H Stock)*	524,000	394,131
Angang Steel Co. Ltd. (Class H Stock)	260,000	308,503
Anhui Conch Cement Co. Ltd. (Class H Stock)	132,000	383,758
Anta Sports Products Ltd.	270,000	486,054
Baidu, Inc., ADR*	37,600	2,559,808
Bank of China Ltd. (Class H Stock)	5,032,000	2,538,658
Bank of Communications Co. Ltd. (Class H Stock)	569,000	598,848
Beijing Capital International Airport Co. Ltd. (Class H Stock)	342,000	200,432
Beijing Enterprises Holdings Ltd.	83,000	538,811
BOE Technology Group Co. Ltd. (Class B Stock)*	576,700	123,720
Brilliance China Automotive Holdings Ltd.*	750,000	242,512
BYD Co. Ltd. (Class H Stock)	56,000	411,891
Chaoda Modern Agriculture Holdings Ltd.	477,520	465,688
China Agri-Industries Holdings Ltd.	392,000	452,739
China Citic Bank (Class H Stock)	745,000	471,136
China Coal Energy Co. (Class H Stock)	438,000	547,194

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
China (continued)
China Communications Construction Co. Ltd. (Class H Stock)	590,000	$538,311
China Communications Services Corp. Ltd. (Class H Stock)	638,000	308,287
China Construction Bank Corp. (Class H Stock)	3,107,000	2,501,177
China COSCO Holdings Co. Ltd. (Class H Stock)	499,000	507,217
China Dongxiang Group Co.	550,000	366,592
China Eastern Airlines Corp. Ltd. (Class H Stock)*	500,000	215,921
China Green Holdings Ltd.	303,000	304,022
China High Speed Transmission Equipment Group Co. Ltd.	190,000	399,093
China International Marine Containers Co. Ltd. (Class B Stock)	185,700	233,010
China Life Insurance Co. Ltd. (Class B Stock)*	248,702	199,638
China Life Insurance Co. Ltd. (Class H Stock)	702,000	3,070,007
China Longyuan Power Group Corp. (Class H Stock)*	385,000	353,457
China Medical Technologies, Inc., ADR	24,000	252,240
China Mengniu Dairy Co. Ltd.	273,000	884,847
China Merchants Bank Co. Ltd. (Class H Stock)	385,269	921,679
China Merchants Holdings International Co. Ltd.	182,000	600,828
China Minsheng Banking Corp Ltd. (Class H Stock)	385,000	334,742
China Mobile Ltd.	736,000	7,314,257
China National Building Material Co. Ltd. (Class H Stock)	202,000	320,678
China National Materials Co. Ltd. (Class H Stock)	350,000	210,548
China Oilfield Services Ltd. (Class H Stock)	294,000	342,131
China Overseas Land & Investment Ltd.	378,720	705,673
China Petroleum & Chemical Corp. (Class H Stock)	1,816,000	1,464,840
China Railway Construction Corp. (Class H Stock)	293,200	368,350
China Railway Group Ltd. (Class H Stock)*	742,000	474,920
China Resources Enterprise Ltd.	236,000	868,821
China Resources Gas Group Ltd.	150,000	211,437
China Resources Land Ltd.	106,000	199,305
China Resources Power Holdings Co. Ltd.	241,400	547,144
China Shanshui Cement Group Ltd.	250,000	110,788
China Shenhua Energy Co. Ltd. (Class H Stock)	356,000	1,284,343
China Shipping Container Lines Co. Ltd. (Class H Stock)*	604,000	213,618
China Shipping Development Co. Ltd. (Class H Stock)	230,000	289,285

COMMON STOCKS (Continued)	Shares	Value (Note 2)
China (continued)
China South Locomotive & Rolling Stock Corp. (Class H Stock)	300,000	$205,089
China Southern Airlines Co. Ltd. (Class H Stock)*	632,000	260,792
China Taiping Insurance Holdings Co. Ltd.*	80,000	259,521
China Telecom Corp. Ltd. (Class H Stock)	1,918,000	921,423
China Travel International Investment Hong Kong Ltd.*	690,000	146,424
China Unicom Hong Kong Ltd.	728,052	973,823
China Vanke Co. Ltd. (Class B Stock)	269,760	282,889
China Yurun Food Group Ltd.	187,000	588,058
China Zhongwang Holdings Ltd.	172,400	109,204
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	413,280	235,045
CITIC Pacific Ltd.	229,000	424,220
CNOOC Ltd.	1,742,000	2,960,839
CNPC Hong Kong Ltd.	230,000	289,955
COSCO Pacific Ltd.	314,000	370,588
Country Garden Holdings Co.	1,415,000	375,157
Ctrip.com International Ltd., ADR*	24,400	916,464
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	359,796
Denway Motors Ltd.	966,000	454,864
Dongfeng Motor Group Co. Ltd. (Class H Stock)	540,000	626,368
Focus Media Holding Ltd., ADR*	19,300	299,729
Foxconn International Holding Ltd.*	220,000	142,426
Global Bio-Chem Technology Group Co. Ltd.*	760,000	104,553
Golden Eagle Retail Group Ltd.	74,000	154,496
Great Wall Motor Co. Ltd. (Class H Stock)	115,000	199,608
Guangdong Investment Ltd.	340,000	160,070
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	99,600	125,935
Guangzhou Shipyard International Co. Ltd. (Class H Stock)	183,505	257,997
Harbin Power Equipment Co. Ltd. (Class H Stock)	344,000	245,365
Huaneng Power International, Inc. (Class H Stock)	646,000	382,101
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,081,000	2,966,295
Inner Mongolia Eerduosi Cashmere Products Co. Ltd. (Class B Stock)	133,600	98,062
Inner Mongolia Yitai Coal Co. (Class B Stock)	74,392	359,090
Jiangsu Expressway Co. Ltd. (Class H Stock)	314,000	283,992
Jiangxi Copper Co. Ltd. (Class H Stock)	197,000	366,042
Kingboard Chemical Holdings Ltd.	86,500	371,381
Lee & Man Paper Manufacturing Ltd.	275,000	202,179
Lenovo Group Ltd.	694,000	372,365

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
China (continued)
Li Ning Co. Ltd.	148,500	$486,592
Lonking Holdings Ltd.	281,000	186,148
Maanshan Iron & Steel (Class H Stock)	392,000	170,934
Metallurgical Corp. of China Ltd. (Class H Stock)*	375,000	160,829
Mindray Medical International Ltd., ADR	11,600	364,472
Netease.com, ADR*	22,300	707,133
New Oriental Education & Technology Group, Inc., ADR*	7,100	661,649
Nine Dragons Paper Holdings Ltd.	150,000	202,083
Parkson Retail Group Ltd.	288,000	485,449
PetroChina Co. Ltd. (Class H Stock)	2,276,000	2,517,404
PICC Property & Casualty Co. Ltd. (Class H Stock)*	284,000	269,808
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	129,000	1,047,897
Ports Design Ltd.	82,500	209,837
Semiconductor Manufacturing International Corp.*	3,851,000	306,215
Shanda Interactive Entertainment Ltd., ADR*	6,200	245,954
Shandong Chenming Paper Holdings Ltd. (Class B Stock)	360,387	247,400
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	96,000	418,190
Shanghai Electric Group Co. Ltd. (Class H Stock)*	458,000	203,136
Shanghai Haixin Group Co. (Class B Stock)*	451,500	141,320
Shanghai Industrial Holdings Ltd.	79,000	312,736
Shimao Property Holdings Ltd.	167,000	259,075
Sina Corp.*	12,400	437,224
Sino Biopharmaceutical Ltd.	548,000	213,252
Sino-Ocean Land Holdings Ltd.	655,000	470,503
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	740,000	280,200
Sohu.com, Inc.*	5,500	225,995
Suntech Power Holdings Co. Ltd., ADR*	29,300	268,681
Tencent Holdings Ltd.	100,000	1,656,725
Tingyi Cayman Islands Holding Corp.	338,000	828,693
Tsingtao Brewery Co. Ltd. (Class H Stock)	78,000	364,375
VODone Ltd.	650,000	191,589
Want Want China Holdings Ltd.	1,055,400	885,927
Weichai Power Co. Ltd. (Class H Stock)	53,000	341,554
Wumart Stores, Inc. (Class H Stock)	137,000	244,339
WuXi PharmaTech Cayman, Inc., ADR*	15,000	239,400
Yangzijiang Shipbuilding Holdings Ltd.	323,000	308,081
Yantai Changyu Pioneer Wine Co. (Class B Stock)*	31,100	291,954
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	208,000	399,950

COMMON STOCKS (Continued)	Shares	Value (Note 2)
China (continued)
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	92,000	$215,294
Zhejiang Expressway Co. Ltd. (Class H Stock)	174,000	160,329
Zhejiang Southeast Electric Power Co. (Class B Stock)	275,000	134,750
Zijin Mining Group Co. Ltd. (Class H Stock)	560,000	416,980
ZTE Corp. (Class H Stock)	76,440	232,099

		74,782,259

Colombia — 1.7%
Almacenes Exito SA	92,155	873,208
Banco de Bogota SA	11,000	222,936
BanColombia SA, ADR	41,500	2,080,395
Bolsa de Valores de Colombia	10,500,000	197,879
Cementos Argos SA	70,500	423,078
Cia Colombiana de Inversiones SA	133,000	436,880
Corp Financiera Colombiana SA	17,569	262,474
Ecopetrol SA	1,133,700	1,644,168
Empresa de Telecomunicaciones de Bogota	448,000	251,162
Grupo Aval Acciones y Valores	865,600	421,032
Grupo Nacional de Chocolates SA(g)	153,994	1,678,033
Interconexion Electrica SA	241,500	1,627,247
Inversiones Argos SA	95,200	972,221
Isagen SA ESP	737,200	878,982
Mineros SA	69,000	217,935
Suramericana de Inversiones SA	51,000	804,338
Textiles Fabricato Tejicondor SA*(g)	9,438,400	143,093

		13,135,061

Croatia — 0.7%
Adris Grupa dd (PRFC Shares)(g)	15,093	655,161
Atlantska Plovidba dd(g)	2,227	311,215
Dalekovod dd*(g)	6,170	294,353
Ericsson Nikola Tesla(g)	1,815	418,722
Hrvatske telekomunikacije dd(g)	53,570	2,370,396
INA Industrija Nafte dd*(g)	2,616	747,124
Institut Gradevinarstva Hrvatske dd(g)	660	214,154
Koncar-Elektroindustrija dd*(g)	1,788	135,768
Petrokemija dd*(g)	8,297	166,365
Podravka dd*(g)	6,300	274,767
Privredna Banka Zagreb dd(g)	660	56,427
VIRO Tvornica Secera*	435	22,065

		5,666,517

Czech Republic — 1.5%
CEZ A/S	117,250	4,772,315
Komercni Banka A/S	15,850	2,537,786
New World Resources NV (Class A Stock)*	172,050	1,766,079
Pegas Nonwovens SA	12,837	254,053
Philip Morris CR A/S	600	248,329
Telefonica O2 Czech Republic A/S	63,100	1,223,134
Unipetrol*	89,300	807,475

		11,609,171

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Egypt — 1.5%
Alexandria Mineral Oils Co.	4,500	$30,956
Arab Cotton Ginning*	637,670	362,205
Commercial International Bank	127,300	1,490,273
Eastern Tobacco(g)	12,520	271,749
Egyptian Co. for Mobile Services	13,490	396,212
Egyptian Financial & Industrial Co.*	37,180	107,091
Egyptian Financial Group-Hermes Holding	133,940	675,636
Egyptian for Tourism Resorts*	1,059,367	345,273
Egyptian International Pharmaceutical Industrial Co.	1,816	11,156
Egyptian Kuwaiti Holding Co.	226,901	347,159
El Ezz Aldekhela Steel Alexandria	2,480	409,342
ElSwedy Cables Holding Co.*	29,510	343,629
Ezz Steel*	145,920	445,249
Ghabbour Auto	39,000	266,194
Maridive & Oil Services SAE	99,440	314,230
Medinet Nasr Housing	17,100	91,166
Misr Beni Suef Cement Co.	7,820	218,839
National Societe Generale Bank SAE	31,735	175,653
Olympic Group Financial Investments	30,000	133,697
Orascom Construction Industries	49,530	1,949,914
Orascom Telecom Holding SAE*	1,623,781	1,396,729
Oriental Weavers(g)	35,000	224,431
Palm Hills Developments SAE*	308,200	261,606
Pioneers Holding	382,500	231,781
Sidi Kerir Petrochemcials Co.	134,010	280,696
Six of October Development & Investment*	13,658	197,792
South Valley Cement*	242,068	225,735
Suez Cement	38,000	235,921
Talaat Moustafa Group*	215,500	274,461
Telecom Egypt	130,450	357,332

		12,072,107

Estonia — 0.6%
AS Nordecon International*(g)	60,000	102,468
Merko Ehitus A/S(g)	66,394	598,636
Norma A/S*(g)	53,846	381,905
Olympic Entertainment Group A/S*(g)	444,536	583,882
Tallink Group Ltd. A/S*(g)	3,296,200	2,249,031
Tallinna Kaubamaja A/S(g)	123,928	666,723
Tallinna Vesi A/S (Class A Stock)(g)	21,500	212,171

		4,794,816

Ghana — 0.3%
CAL Bank Ltd.(g)	1,140,075	213,394
Ghana Commercial Bank Ltd.(g)	1,190,800	1,337,328
Standard Chartered Bank/Ghana(g)	13,000	386,620

		1,937,342

Hungary — 1.6%
Egis Gyogyszergyar Nyrt	4,550	366,532
Magyar Telekom Telecommunications PLC	761,990	2,081,969

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Hungary (continued)
MOL Hungarian Oil and Gas Nyrt*	39,430	$3,248,046
OTP Bank PLC*	189,050	3,811,692
Richter Gedeon Nyrt	14,600	2,581,280

		12,089,519

India — 6.8%
ABB Ltd.	9,590	177,207
ACC Ltd.	14,800	278,194
Adani Enterprises Ltd.	23,400	269,154
Aditya Birla Nuvo Ltd.	9,400	152,687
Ambuja Cements Ltd.	70,000	171,709
Amtek Auto Ltd.	30,090	114,086
Apollo Hospitals Enterprise Ltd.	14,500	232,970
Asian Paints Ltd.	2,700	133,074
Axis Bank Ltd.	29,900	792,649
Bajaj Auto Ltd.	8,000	425,736
Bajaj Hindusthan Ltd.	39,400	97,928
Balrampur Chini Mills Ltd.	75,700	136,739
Bank of Baroda	18,000	269,121
Bank of India	34,700	258,785
Bharat Forge Ltd.	57,000	351,987
Bharat Heavy Electricals Ltd.	17,720	933,608
Bharat Petroleum Corp. Ltd.	13,600	193,350
Bharti Airtel Ltd.	357,480	2,012,621
Bosch Ltd.	2,600	299,478
Cairn India Ltd.*	52,880	342,414
Canara Bank	24,000	230,067
CESC Ltd.	25,000	200,860
Cipla Ltd.	51,810	375,517
Colgate-Palmolive India Ltd.	7,200	129,230
Container Corp. of India	9,900	286,405
Crompton Greaves Ltd.	23,450	129,463
Dabur India Ltd.	96,400	434,689
Divi’s Laboratories Ltd.*	10,000	165,320
DLF Ltd.	45,330	279,029
Dr. Reddys Laboratories Ltd.	15,800	493,697
Educomp Solutions Ltd.	13,000	147,748
Essar Oil Ltd.*	53,050	159,397
GAIL India Ltd., GDR*	10,055	619,388
Glaxosmithkline Pharmaceuticals Ltd.	6,000	281,010
Glenmark Pharmaceuticals Ltd.	55,090	318,227
GMR Infrastructure Ltd.*	379,500	480,459
Gujarat State Petronet Ltd.	95,000	207,332
GVK Power & Infrastructure Ltd.*	144,300	136,100
HDFC Bank Ltd., ADR	8,310	1,188,081
Hero Honda Motors Ltd.	13,100	574,668
Hindalco Industries Ltd., GDR, 144A	37,400	116,359
Hindustan Petroleum Corp Ltd.*	25,000	251,845
Hindustan Unilever Ltd.	189,700	1,090,559
Housing Development & Infrastructure Ltd.*	32,657	173,554
Housing Development Finance Corp.	28,900	1,821,273
ICICI Bank Ltd., ADR	39,580	1,430,421
IDBI Bank Ltd.	95,000	241,579
Idea Cellular Ltd.*	285,260	362,482
Indiabulls Financial Services Ltd.	47,800	144,638
Indiabulls Real Estate Ltd.*	57,100	191,187

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
India (continued)
Indiabulls Securities Ltd.	258,300	$150,200
Indian Hotels Co. Ltd.	108,000	241,470
Indian Oil Corp. Ltd.	55,600	480,541
Infosys Technologies Ltd., ADR	53,730	3,218,964
Infrastructure Development Finance Co. Ltd.	150,970	579,612
ITC Ltd.	167,980	1,095,957
IVRCL Infrastructures & Projects Ltd.	46,200	184,633
Jaiprakash Associates Ltd.	177,505	485,551
Jindal Steel & Power Ltd.*	42,160	562,970
JSW Steel Ltd.	12,500	282,260
Kotak Mahindra Bank Ltd.	23,100	379,021
Lanco Infratech Ltd.*	237,000	337,610
Larsen & Toubro Ltd., GDR*	21,462	834,228
LIC Housing Finance Ltd.	15,000	320,183
Lupin Ltd.	8,000	336,787
Mahindra & Mahindra Ltd., GDR	39,460	551,256
Maruti Suzuki India Ltd.	12,590	382,366
Mphasis Ltd.	13,300	159,725
Mundra Port & Special Economic Zone Ltd.	31,500	496,870
Nestle India Ltd.	3,000	185,300
NTPC Ltd.	320,900	1,373,212
Oil & Natural Gas Corp. Ltd.	57,230	1,616,939
Patni Computer Systems Ltd.	23,500	259,517
Piramal Healthcare Ltd.	27,100	278,491
Power Grid Corp. of India Ltd.	116,290	258,745
Punj Lloyd Ltd.	36,100	104,721
Ranbaxy Laboratories Ltd., GDR*	14,830	147,410
Reliance Capital Ltd.*	24,100	391,610
Reliance Communications Ltd.	222,900	942,282
Reliance Industries Ltd.	21,740	505,966
Reliance Industries Ltd., GDR, 144A*	80,000	3,736,000
Reliance Infrastructure Ltd.	36,150	925,598
Reliance Natural Resources Ltd.*	121,270	169,952
Reliance Power Ltd.*	129,530	473,864
Satyam Computer Services Ltd.*	141,700	275,833
Sesa Goa Ltd.	60,000	449,196
Shree Renuka Sugars Ltd.	81,000	117,313
Siemens India Ltd.	16,500	259,621
State Bank of India Ltd., GDR (OTC)	5,370	532,317
State Bank of India Ltd., GDR (TRQX)*	3,900	389,610
Steel Authority of India Ltd.	62,400	256,323
Sterlite Industries India Ltd.	122,320	441,469
Sun Pharmaceutical Industries Ltd.	14,790	566,395
Sun TV Network Ltd.	27,500	257,113
Suzlon Energy Ltd.*	91,000	112,069
Tata Chemicals Ltd.	34,200	244,571
Tata Communications Ltd.	18,000	100,500
Tata Consultancy Services Ltd.	65,960	1,058,449
Tata Motors Ltd., ADR	24,490	420,983
Tata Power Co. Ltd.	22,640	634,150
Tata Steel Ltd.	34,990	362,240
Tata Tea Ltd.	36,000	93,695
Tata Teleservices Maharashtra Ltd.*	253,600	120,573

COMMON STOCKS (Continued)	Shares	Value (Note 2)
India (continued)
Titan Industries Ltd.	2,100	$106,473
Torrent Power Ltd.	62,000	439,590
Ultra Tech Cement Ltd.	11,000	207,269
Unitech Ltd.	201,190	318,107
United Phosphorus Ltd.	81,000	318,934
United Spirits Ltd.	18,010	503,910
Videocon Industries Ltd.	38,300	174,269
Wipro Ltd.	80,333	659,794
Yes Bank Ltd.	45,000	257,928
Zee Entertainment Enterprises Ltd.	55,100	359,175

		52,791,761

Indonesia — 3.4%
Adaro Energy PT	3,905,600	848,313
AKR Corporindo Tbk PT	4,796,000	556,842
Aneka Tambang Tbk PT	860,000	181,436
Astra Agro Lestari Tbk PT	95,500	201,859
Astra International Tbk PT	609,500	3,220,286
Bakrie and Brothers Tbk PT*	42,145,500	261,155
Bakrie Sumatera Plantations Tbk PT	5,068,500	204,237
Bakrieland Development Tbk PT	9,500,000	148,559
Bank Central Asia Tbk PT	3,223,000	2,097,048
Bank Danamon Indonesia Tbk PT	852,500	503,512
Bank Mandiri Tbk PT	1,931,500	1,265,650
Bank Negara Indonesia Persero Tbk PT	1,537,500	395,233
Bank Pan Indonesia Tbk PT*	1,476,000	164,453
Bank Rakyat Indonesia	1,804,000	1,831,527
Barito Pacific Tbk PT*	1,361,500	153,230
Bumi Resources Tbk PT	5,835,000	1,191,281
Energi Mega Persada Tbk PT*	14,559,500	201,997
Gudang Garam Tbk PT	130,000	487,932
Holcim Indonesia Tbk PT*	1,200,000	284,623
Indah Kiat Pulp & Paper Corp. Tbk PT*	567,000	114,499
Indo Tambangraya Megah PT	121,500	494,032
Indocement Tunggal Prakarsa Tbk PT	277,500	479,684
Indofood Sukses Makmur Tbk PT	1,850,000	838,013
Indosat Tbk PT	518,500	281,114
International Nickel Indonesia Tbk PT	471,000	192,284
Kalbe Farma Tbk PT	2,730,000	626,878
Lippo Karawaci Tbk PT*	3,963,500	218,096
Medco Energi Internasional Tbk PT	461,000	148,319
Perusahaan Gas Negara PT	4,211,500	1,785,341
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	240,000	217,732
Semen Gresik Persero Tbk PT	439,000	420,894
Tambang Batubara Bukit Asam Tbk PT	294,500	555,457
Telekomunikasi Indonesia Tbk PT	3,537,500	2,998,434
Timah Tbk PT	1,050,000	245,409
Unilever Indonesia Tbk PT	412,500	769,185
United Tractors Tbk PT	918,000	1,881,574

		26,466,118

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Israel
Africa Israel Investments Ltd.*	1	$3

Jordan — 0.8%
Arab Bank PLC(g)	195,510	2,947,498
Arab Potash Co.(g)	20,953	962,165
Cairo Amman Bank(g)	56,818	203,986
Capital Bank of Jordan*(g)	65,259	139,399
Dar Al Dawa Development & Investment Co. Ltd.*(g)	10,200	53,729
Jordan Petroleum Refinery Co.(g)	23,810	206,379
Jordan Phosphate Mines	29,240	600,293
Jordan Steel	23,700	80,036
Jordan Telecom	15,000	109,149
Jordanian Electric Power Co.	128,329	707,147
Middle East Complex For Engineering Electric and Heavy Industries PLC*	14,500	8,195
Tameer Jordan Holdings PSC*	222,660	189,364
United Arab Investors*	260,300	245,944

		6,453,284

Kazakhstan — 0.7%
Eurasian Natural Resources Corp.	134,100	1,706,401
Halyk Savings Bank of Kazakhstan JSC, GDR*(g)	100,000	793,000
Kazakhmys PLC	102,000	1,497,252
KazMunaiGas Exploration Production, GDR*	78,800	1,465,680

		5,462,333

Kenya — 0.8%
Athi River Mining Ltd.(g)	115,000	196,942
Bamburi Cement Co. Ltd.	36,000	88,073
Barclays Bank of Kenya Ltd.(g)	416,500	313,330
British American Tobacco Kenya Ltd.(g)	105,000	275,489
CMC Holdings Ltd.(g)	230,000	35,731
Co-operative Bank of Kenya Ltd. (Class L Stock)	1,082,200	198,569
East African Breweries Ltd.(g)	622,000	1,377,150
Equity Bank Ltd.(g)	3,927,000	1,152,881
KenolKobil Ltd. Group(g)	1,854,200	207,534
Kenya Airways Ltd.(g)	628,600	359,475
Kenya Commercial Bank Ltd.(g)	1,709,100	388,859
Kenya Electricity Generating Co. Ltd.(g)	764,500	159,914
Kenya Power & Lighting Co. Ltd.	70,800	173,211
Mumias Sugar Co. Ltd.(g)	1,400,000	220,061
Safaricom Ltd.(g)	17,021,400	1,207,635
Standard Chartered Bank Kenya Ltd.(g)	79,700	216,433

		6,571,287

Kuwait — 1.6%
Acico Industries Co. KSCC(g)	84,000	99,914
Agility	145,000	157,473
Ahli United Bank*	125,000	219,790
Al Ahli Bank of Kuwait	138,750	243,967
Al Safat Investment Co.*	460,000	146,380

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Kuwait (continued)
Al Safwa Group Co.*	800,000	$91,667
Al-Deera Holding Co.*	40,000	6,845
Boubyan Bank KSC*	150,000	250,394
Boubyan Petrochemicals Co.	397,500	669,809
Burgan Bank*	215,649	234,199
Combined Group Contracting Co.	38,500	228,305
Commercial Bank of Kuwait*	150,000	480,952
Commercial Real Estate Co.*	1,108,980	315,856
Gulf Bank KSC*	240,000	335,115
Gulf Cable & Electrical Industries Co.	47,500	275,125
Hits Telecom Holding KSC*	520,000	106,687
Kuwait Finance House	323,978	1,091,357
Kuwait Food Co.	77,500	374,073
Kuwait International Bank*	240,000	162,179
Kuwait Pipes Industries & Oil Services Co.*	460,000	393,215
Kuwait Portland Cement Co.	60,000	256,507
Kuwait Projects Co. Holdings KSC	147,000	164,713
Kuwait Real Estate Co.*	560,000	111,461
Mabanee Co. SAKC	120,450	245,011
Mena Holding Group*	99,000	67,581
Mobile Telecommunications Co.	715,000	2,750,930
National Bank of Kuwait	410,900	1,643,317
National Industries Group Holding*	827,500	696,527
National Investments Co.*	215,000	221,493
National Mobile Telecommunication Co. KSC	30,000	182,038
Sultan Center Food Products Co.*(g)	290,000	139,976

		12,362,856

Latvia — 0.1%
Grindeks*(g)	52,160	503,571
Latvian Shipping Co.*(g)	332,621	217,905
Ventspils Nafta*(g)	78,610	178,890

		900,366

Lebanon — 0.3%
Solidere (Class A Stock)(g)	20,700	465,750
Solidere, GDR*	89,600	1,977,472

		2,443,222

Lithuania — 0.3%
Apranga PVA*	78,286	105,237
Klaipedos Nafta PVA(g)	513,391	223,253
Lietuvos Dujos(g)	193,290	148,215
Lifosa PVA*(g)	24,700	414,403
Pieno Zvaigzdes	111,220	152,641
Rokiskio Suris(g)	145,010	172,557
Sanitas*(g)	42,960	204,424
Siauliu Bankas*(g)	441,602	155,870
Ukio Bankas*(g)	1,643,591	480,818

		2,057,418

Malaysia — 3.0%
AirAsia Bhd*	339,600	130,430
Alliance Financial Group Bhd	249,000	225,774
AMMB Holdings Bhd	211,500	324,145

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Malaysia (continued)
Axiata Group Bhd*	492,225	$592,042
Batu Kawan Bhd(g)	70,200	233,714
Berjaya Corp. Bhd	793,300	308,439
Berjaya Media Bhd*	19,800	3,785
Berjaya Retail	79,330	45,541
Berjaya Sports Toto Bhd	243,707	320,637
British American Tobacco Malaysia Bhd	39,800	538,166
Bursa Malaysia Bhd	110,000	238,313
CIMB Group Holdings Bhd	498,800	1,073,953
Digi.Com Bhd	49,800	352,988
EON Capital Bhd*	125,000	265,565
Gamuda Bhd	746,400	730,487
Genting Bhd	438,800	959,834
Genting Malaysia Bhd	875,900	734,822
Genting Plantations Bhd	64,000	131,298
Hong Leong Bank Bhd	96,600	255,021
Hong Leong Financial Group Bhd	125,000	323,675
IGB Corp. Bhd	109,000	58,659
IJM Corp. Bhd	480,640	727,453
IOI Corp. Bhd	529,946	816,769
Kencana Petroleum Bhd	188,552	83,792
KNM Group Bhd*	2,310,000	361,142
Kuala Lumpur Kepong Bhd	79,100	399,627
Kulim Malaysia Bhd	67,000	153,586
Lafarge Malayan Cement Bhd	164,500	343,995
Lion Industries Corp. Bhd	748,000	322,702
Malayan Banking Bhd	385,950	897,253
Malaysia Airports Holdings Bhd	135,800	208,650
Malaysian Airline System Bhd*	393,600	250,274
Malaysian Resources Corp. Bhd	684,500	326,784
Maxis Bhd	440,000	716,893
MISC Bhd	233,880	618,573
MMC Corp. Bhd	347,200	254,011
Multi-Purpose Holdings Bhd	342,650	214,569
Parkson Holdings Bhd	99,889	167,514
Petra Perdana Bhd	302,200	120,562
Petronas Dagangan Bhd	119,900	346,619
Petronas Gas Bhd	76,000	231,685
PLUS Expressways Bhd	265,000	278,061
PPB Group Bhd	70,900	348,473
Public Bank Bhd	208,637	765,299
RHB Capital Bhd	41,000	74,156
SapuraCrest Petroleum Bhd	502,700	340,983
Shell Refining Co. Federation of Malaya Bhd(g)	33,200	108,541
Sime Darby Bhd	943,400	2,320,562
SP Setia Bhd	154,300	198,689
Ta Ann Holdings Bhd	26,600	41,676
Tan Chong Motor Holdings Bhd	230,000	303,599
Tanjong PLC	40,000	214,864
Telekom Malaysia Bhd	299,700	309,066
Tenaga Nasional Bhd	297,400	770,425
Titan Chemicals Corp. Bhd	602,100	272,161
Top Glove Corp. Bhd	68,500	289,513
UEM Land Holdings Bhd*	433,500	193,764
UMW Holdings Bhd	141,100	275,404
Unisem M Bhd	310,000	274,401
Wah Seong Corp. Bhd	381,553	253,717

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Malaysia (continued)
WCT Berhad	252,100	$211,808
YTL Corp. Bhd*	102,714	234,265
YTL Power International Bhd	444,857	303,017

		23,792,185

Mauritius — 0.4%
Mauritius Commercial Bank(g)	266,400	1,185,856
Mauritius Development Invest Trust(g)	300,000	43,592
Naiade Resorts Ltd.*(g)	76,628	62,647
New Mauritius Hotels Ltd.(g)	289,017	942,250
Rogers & Co. Ltd.	7,500	59,248
State Bank of Mauritius Ltd.(g)	166,800	413,078
Sun Resorts Ltd. (Class A Stock)(g)	155,200	296,777

		3,003,448

Mexico — 6.2%
Alfa SAB de CV (Class A Stock)	231,300	1,734,609
America Movil SAB de CV (Class L Stock)	4,912,945	11,624,181
Axtel SAB de CV*	372,000	218,603
Banco Compartamos SA de CV	189,200	983,374
Bolsa Mexicana de Valores SA de CV	398,700	626,425
Carso Infraestructura y Construccion SAB de CV*	418,300	218,319
Cemex SAB de CV*	3,664,764	3,553,388
Coca-Cola Femsa SAB de CV (Class L Stock)	70,100	439,743
Consorcio ARA SAB de CV	319,500	190,469
Corp. GEO SAB de CV (Class B Stock)*	131,800	351,690
Desarrolladora Homex SAB de CV*	47,800	200,875
Embotelladoras Arca SAB de CV	60,000	204,221
Empresas ICA SAB de CV*	456,200	1,075,503
Fomento Economico Mexicano SAB de CV	530,000	2,290,798
Genomma Lab Internacional SA de CV (Class B Stock)*	115,000	381,998
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	132,000	385,088
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	39,800	181,597
Grupo Bimbo SAB de CV (Class A Stock)	134,600	967,892
Grupo Carso SAB de CV (Class A Stock)	322,900	1,032,137
Grupo Elektra SAB de CV (Class A Stock)	16,300	652,854
Grupo Financiero Banorte SAB de CV (Class O Stock)	1,010,000	3,826,630
Grupo Financiero Inbursa SAB de CV (Class O Stock)	928,900	3,052,509
Grupo Mexico SAB de CV (Class B Stock)	1,519,614	3,607,204
Grupo Modelo SAB de CV (Class C Stock)	142,700	706,160
Grupo Simec SAB de CV (Class B Stock)*	134,400	314,877

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Mexico (continued)
Grupo Televisa SA	379,200	$1,325,274
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(g)	564,400	655,038
Industrias CH SAB de CV (Class B Stock)*	97,200	327,230
Industrias Penoles SAB de CV	54,200	1,059,270
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	148,600	863,010
Mexichem SAB de CV	392,231	1,015,981
Organizacion Soriana SAB de CV (Class B Stock)*	82,600	211,593
Promotora y Operadora de Infraestructura SAB de CV*	27,800	62,336
Telefonos de Mexico SAB de CV	1,180,900	839,127
TV Azteca SAB de CV	444,600	235,139
Urbi Desarrollos Urbanos SAB de CV*	129,000	239,387
Wal-Mart de Mexico SAB de CV (Class V Stock)	1,327,200	2,940,086

		48,594,615

Morocco — 1.6%
Alliances Developpement Immobilier SA	1,900	158,858
Attijariwafa Bank	41,620	1,412,522
Banque Centrale Populaire	21,940	731,805
Banque Marocaine du Commerce et de l’Industrie(g)	1,355	150,502
Banque Marocaine du Commerce Exterieur(g)	71,460	1,724,091
Brasseries Maroc	300	88,390
Ciments du Maroc(g)	2,032	517,364
Compagnie Generale Immobiliere	1,840	359,031
Cosumar(g)	3,134	548,804
Delta Holding SA*	17,500	173,556
Douja Promotion Groupe Addoha SA	63,700	849,881
Holcim Maroc SA(g)	1,265	336,707
Lafarge Ciments	3,830	822,278
Maroc Telecom	130,154	2,139,205
ONA SA	7,430	1,306,045
Samir*	3,700	283,850
Societe Nationale d’Investissement	2,393	478,909
Sonasid	1,010	266,138

		12,347,936

Nigeria — 0.8%
Access Bank PLC	3,638,020	196,715
African Petroleum PLC(g)	363,264	88,706
Ashaka Cement PLC	474,716	61,796
Bank PHB PLC*(g)	10,483,894	91,863
Dangote Sugar Refinery PLC*	2,798,880	379,288
Diamond Bank PLC	3,468,600	174,819
Ecobank Transnational, Inc.	2,309,467	256,693
First Bank of Nigeria PLC	6,760,647	594,377
First City Monument Bank PLC*	3,151,000	174,588
Flour Mills Nigeria PLC	254,253	117,113
Guaranty Trust Bank PLC	6,473,628	719,532

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Nigeria (continued)
Guinness Nigeria PLC(g)	269,800	$286,270
Intercontinental Bank PLC*(g)	4,200,900	42,906
Lafarge Cement WAPCO Nigeria PLC	842,000	219,212
Nestle Foods Nigeria PLC	125,600	301,843
Nigerian Breweries PLC	1,506,900	633,743
Oando PLC	1,320,399	661,081
Oceanic Bank International PLC*	621,170	6,842
Skye Bank PLC	2,417,900	129,934
UAC of Nigeria PLC	751,750	208,262
United Bank for Africa PLC	5,864,366	422,015
Zenith Bank Ltd.	8,015,562	738,416

		6,506,014

Oman — 0.8%
Al Maha Petroleum Products Marketing Co. LLC	3,000	62,791
Bank Dhofar SAOG(g)	391,213	617,961
Bank Muscat SAOG	441,812	904,021
Bank Sohar*(g)	991,700	535,350
Dhofar International Development & Investment Holding Co.(g)	422,400	458,658
Galfar Engineering & Contracting SAOG	260,535	284,624
National Bank of Oman Ltd.(g)	260,227	217,786
Oman Cables Industry	26,280	71,664
Oman Cement Co.	138,544	247,119
Oman Flour Mills(g)	167,400	291,509
Oman International Bank	170,900	121,262
Oman Telecommunications Co.(g)	464,777	1,392,194
Ominvest	62,610	66,360
Raysut Cement Co.(g)	115,838	421,804
Renaissance Hospitality Services	339,715	642,997

		6,336,100

Pakistan — 0.8%
Adamjee Insurance Co. Ltd.	240,885	223,747
Allied Bank Ltd.(g)	243,200	161,944
Azgard Nine Ltd.*	528,024	68,901
D.G. Khan Cement Co. Ltd.*	468,300	128,411
EFU General Insurance Ltd.	15,760	9,007
Engro Chemical Pakistan Ltd.	150,590	304,349
Fauji Fertilizer Bin Qasim Ltd.	516,000	157,108
Fauji Fertilizer Co. Ltd.	164,587	198,351
Habib Bank Ltd.	133,540	150,759
HUB Power Co.	923,500	345,104
Jahangir Siddiqui & Co. Ltd.	1,443,900	213,398
Kot Addu Power Co. Ltd.(g)	290,300	141,679
Lucky Cement Ltd.	304,500	221,241
MCB Bank Ltd.	435,858	983,831
National Bank of Pakistan	251,250	188,309
Nishat Mills Ltd.	861,300	430,681
Oil & Gas Development Co. Ltd.	629,700	1,043,229
Pakistan Oilfields Ltd.	109,800	275,516
Pakistan Petroleum Ltd.	241,980	520,940
Pakistan State Oil Co. Ltd.	48,200	145,856
Pakistan Telecommunication Co. Ltd.	1,307,700	272,167
SUI Southern Gas Co. Ltd.*	190,000	35,163

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Pakistan (continued)
United Bank Ltd.	423,918	$266,829

		6,486,520

Peru — 1.6%
Alicorp SA	386,900	466,936
Cia de Minas Buenaventura SA, ADR	88,300	3,394,252
Cia Minera Milpo SA(g)	235,587	537,794
Credicorp Ltd.	34,450	3,131,160
Edegel SA(g)	468,930	217,412
Ferreyros SA(g)	350,258	337,180
Grana y Montero SA	41,719	64,967
Intergroup Financial Services Corp.	21,000	435,330
Minsur SA	177,000	397,162
Sociedad Minera Cerro Verde SA	9,640	221,720
Sociedad Minera el Brocal SA(g)	15,900	244,789
Southern Copper Corp.	78,990	2,096,395
Volcan Cia Minera SAA (Class B Stock)(g)	684,830	666,531

		12,211,628

Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	3,057,000	1,271,828
Aboitiz Power Corp.	1,125,000	434,909
Alliance Global Group, Inc.*	3,654,000	419,336
Atlas Consolidated Mining & Development*	351,000	72,442
Ayala Corp.	124,900	868,364
Ayala Land, Inc.	2,437,600	687,285
Banco de Oro Unibank, Inc.	367,400	370,909
Bank of the Philippine Islands	606,580	589,012
Benpres Holdings Corp.*	2,000,000	154,987
Energy Development Corp.	2,305,000	219,012
Filinvest Land, Inc.	7,790,000	156,896
First Philippine Holdings Corp.	190,000	223,592
Globe Telecom, Inc.	11,280	215,062
Holcim Philippines, Inc.	800,000	88,021
International Container Terminal Services, Inc.	484,600	317,300
Jollibee Foods Corp.	200,100	300,561
Manila Electric Co.	255,800	1,007,574
Manila Water Co., Inc.	598,500	209,544
Megaworld Corp.	7,500,000	219,100
Metropolitan Bank & Trust	338,500	448,132
Philex Mining Corp.	2,425,000	653,676
Philippine Long Distance Telephone Co.	32,100	1,641,423
Robinsons Land Corp.	1,128,000	346,838
SM Investments Corp.	131,130	1,171,777
SM Prime Holdings, Inc.	1,800,000	416,991
Universal Robina Corp.	913,000	597,711

		13,102,282

Poland — 3.2%
Agora SA*	44,800	302,093
AmRest Holdings NV*	9,300	185,284
Asseco Poland SA	58,590	926,135
Bank Handlowy w Warszawie SA*	12,200	264,743

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Poland (continued)
Bank Millennium SA*	241,571	$301,709
Bank Pekao SA	42,400	1,933,622
Bank Zachodni WBK SA	10,400	588,713
Bioton SA*	4,134,400	242,781
BRE Bank SA*	3,000	198,817
BRE Bank SA (Allotment Shares)*	1,250	81,433
Budimex SA	12,200	313,352
Cersanit SA*	55,800	223,164
Ciech SA*	1,800	13,464
Cinema City International NV*(g)	33,700	370,642
Cyfrowy Polsat SA*	147,300	612,475
Dom Maklerski IDMSA*	145,000	105,647
Elektrobudowa SA	700	34,332
Eurocash SA(g)	78,000	496,402
Fabryka Kotlow Rafako SA(g)	70,000	245,477
Getin Holding SA*	156,200	433,310
Globe Trade Centre SA*	57,700	392,618
Grupa Lotos SA*	53,200	448,195
Ing Bank Slaski SA*	2,600	575,596
KGHM Polska Miedz SA	57,800	1,493,068
Kopex SA*	29,700	155,914
LPP SA*	200	101,080
Mostostal Warszawa SA*	2,500	49,817
Mostostal Zabrze Holding SA*	66,400	66,118
Multimedia Polska SA*	140,000	374,527
Netia SA*(g)	427,600	593,927
NG2 SA	11,000	174,744
Orbis SA*(g)	31,900	334,107
PBG SA*	10,400	637,167
Polimex Mostostal SA	504,800	646,760
Polnord SA*	15,000	140,056
Polska Grupa Energetyczna SA*	240,500	1,480,882
Polska Grupa Farmaceutyczna SA*(g)	5,300	56,329
Polski Koncern Naftowy Orlen SA*	142,700	1,478,105
Polskie Gornictwo Naftowe I Gazownictwo SA	426,300	411,370
Powszechna Kasa Oszczednosci Bank Polski SA	236,800	2,525,807
Powszechny Zaklad Ubezpieczen SA	16,600	1,712,677
Telekomunikacja Polska SA	516,700	2,167,485
TVN SA	179,500	836,723
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,300	150,604
Zaklady Azotowe Pulawy SA*	6,300	116,523

		24,993,794

Qatar — 1.6%
Aamal Holding*	27,035	130,755
Barwa Real Estate Co.	36,400	285,414
Commercial Bank of Qatar	25,756	466,071
Doha Bank QSC	26,100	322,192
Gulf International Services OSC	50,000	388,671
Industries Qatar	93,900	2,471,374
Masraf Al Rayan*	205,400	797,980
Qatar Electricity & Water Co.	21,600	612,165
Qatar Fuel Co.	3,410	150,150

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Qatar (continued)
Qatar Gas Transport Co. Nakilat	241,000	$1,218,048
Qatar Insurance Co.	17,625	318,436
Qatar International Islamic Bank	20,200	239,014
Qatar Islamic Bank	27,200	526,010
Qatar National Bank SAQ	50,440	1,855,392
Qatar National Cement Co.(g)	7,134	149,255
Qatar Navigation	24,103	528,405
Qatar Telecom Q-Tel QSC	25,500	1,137,997
United Development Co.*	30,000	190,679
Vodafone Qatar*	265,000	582,893

		12,370,901

Romania — 0.8%
Antibiotice(g)	593,000	81,084
Banca Transilvania*(g)	3,165,850	1,218,735
Biofarm Bucuresti*(g)	6,134,800	295,067
BRD-Groupe Societe Generale(g)	856,900	2,559,283
Impact Developer & Contractor SA*(g)	224,930	26,918
SNP Petrom SA*(g)	21,078,400	1,779,704
Transelectrica SA(g)	46,500	208,259

		6,169,050

Russia — 6.0%
Aeroflot – Russian Airlines OJSC*	250,300	457,916
AK Transneft OAO (PRFC Shares)	350	315,000
AvtoVAZ*	220,000	94,004
Central Telecommunication Co.*(g)	97,750	69,308
Cherepovets MK Severstal*	10,500	103,556
Cherepovets MK Severstal, GDR*	20,000	196,000
Comstar United Telesystems OJSC, GDR*	112,300	685,030
CTC Media, Inc.	76,300	1,101,772
Evraz Group SA, GDR*	16,800	396,984
Gazprom Neft JSC, ADR (OTC)	2,200	41,250
Gazprom Neft JSC, ADR (TRQX)*	6,300	119,070
Gazprom OAO, ADR (XLON)*	344,170	6,570,205
Gazprom OAO, ADR (XNYS)	66,400	1,248,984
Inter Rao UES OAO*	200,000,000	292,000
Irkutsk Electric Networks JSC	293,978	—
Irkutskenergo OJSC	504,000	260,613
Kamaz*	63,900	136,418
LUKOIL OAO, ADR*	61,600	3,197,040
Magnitogorsk Iron & Steel Works, GDR	19,700	183,013
Mechel , ADR	18,100	328,334
Mining & Metallurgical Co. Norilsk Nickel, ADR (OTC)	67,500	975,375
Mining & Metallurgical Co. Norilsk Nickel, ADR (XLON)*	49,800	723,096
Mobile Telesystems OJSC	484,470	3,633,525
Mosenergo OAO	3,650,000	346,750
Mosenergo OAO, ADR	3,800	36,100
NovaTek OAO (Class S Stock)	103,600	694,558
NovaTek OAO, GDR*	5,500	397,650
Novolipetsk Steel OJSC, GDR*	11,400	296,400
OGK-3 OJSC*	7,184,200	377,171
OGK-4 OJSC*(g)	6,000,000	465,780

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Russia (continued)
Pharmstandard, GDR*	28,700	$631,400
PIK Group, GDR*	154,400	524,960
Polymetal, GDR*	12,000	150,600
Polyus Gold Co., ADR	16,100	442,750
Raspadskaya (Class S Stock)*	17,500	69,869
RBC Information Systems*	28,600	32,465
Rosneft Oil Co., GDR	220,400	1,362,072
Rostelecom, ADR*	17,200	371,520
RusHydro	774,948	37,779
RusHydro*	15,800,000	770,250
RusHydro, ADR*	139,800	683,622
Sberbank (Class S Stock)	2,577,170	6,288,295
Sberbank (Preferred Class S Stock)	386,000	686,775
Sberbank, GDR	3,720	948,600
Seventh Continent*(g)	5,600	49,388
Sistema JSFC	1,239,250	1,034,687
SOLLERS*	4,400	61,711
Surgutneftegaz (Preferred Class S Stock)	1,138,300	494,182
Surgutneftegaz, ADR	173,800	1,534,654
Tatneft, ADR*	30,333	855,391
TGK-5*	90,278,000	36,111
TMK OAO, GDR*	16,300	244,500
Uralkali*	23,100	416,262
Uralsvyazinform	1,400,000	45,136
Vimpel-Communications, ADR*	113,820	1,843,884
VTB Bank OJSC	69,000,000	167,670
VTB Bank OJSC, GDR	257,700	1,254,999
X 5 Retail Group NV, GDR*	64,500	2,186,550

		46,968,984

Slovenia — 0.8%
Gorenje Velenje*(g)	15,400	238,854
Krka dd Novo mesto(g)	34,060	2,723,478
Luka Koper*(g)	11,450	252,866
Mercator Poslovni Sistem(g)	2,860	553,947
Nova Kreditna Banka Maribor(g)	65,600	892,066
Petrol(g)	1,492	487,643
SAVA(g)	1,641	373,447
Telekom Slovenije dd(g)	3,873	466,353
Zavarovalnica Triglav dd*(g)	17,354	416,327

		6,404,981

South Africa — 6.0%
ABSA Group Ltd.	44,300	697,737
Adcock Ingram Holdings Ltd.	18,000	135,551
Aeci Ltd.	27,200	240,990
African Bank Investments Ltd.	113,500	445,450
African Rainbow Minerals Ltd.	15,700	328,512
Allied Electronics Corp. Ltd.	13,200	40,967
Allied Electronics Corp. Ltd. (PRFC Shares)	51,800	156,919
Anglo Platinum Ltd.*	7,600	717,002
AngloGold Ashanti Ltd.	55,858	2,410,775
Aquarius Platinum Ltd.	33,200	160,652
ArcelorMittal South Africa Ltd.*	22,883	225,366
Aspen Pharmacare Holdings Ltd.*	77,190	762,242
Assore Ltd.	2,000	179,332

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
South Africa (continued)
Astral Foods Ltd.	13,000	$189,707
Aveng Ltd.	152,600	681,430
AVI Ltd.	118,700	340,539
Barloworld Ltd.	86,400	455,668
Bidvest Group Ltd.	121,392	1,921,175
Clicks Group Ltd.	35,800	157,491
DataTec Ltd.*	107,700	397,568
Discovery Holdings Ltd.	70,000	319,034
Emira Property Fund	110,000	178,293
Exxaro Resources Ltd.	30,500	436,671
FirstRand Ltd.	521,700	1,221,131
Foschini Ltd.	32,800	276,143
Gold Fields Ltd.	108,500	1,455,088
Grindrod Ltd.	175,800	327,512
Group Five Ltd.	44,200	198,074
Growthpoint Properties Ltd.	151,100	305,507
Harmony Gold Mining Co. Ltd.*	44,400	473,007
Hyprop Investments Ltd.	23,900	155,891
Illovo Sugar Ltd.	36,600	131,599
Impala Platinum Holdings Ltd.	75,300	1,752,538
Imperial Holdings Ltd.	24,100	268,021
Investec Ltd.	60,200	419,801
JD Group Ltd.	23,400	122,896
Kumba Iron Ore Ltd.	11,800	487,763
Liberty Holdings Ltd.	25,100	239,540
Massmart Holdings Ltd.	32,800	502,710
Medi-Clinic Corp. Ltd.	25,400	87,105
Metropolitan Holdings Ltd.	87,200	181,928
Mondi Ltd.	32,000	188,414
Mr. Price Group Ltd.	34,700	201,524
MTN Group Ltd.	509,400	6,675,765
Murray & Roberts Holdings Ltd.	124,700	627,581
Mvelaphanda Resources Ltd.*	32,700	192,195
Nampak Ltd.	99,800	248,917
Naspers Ltd. (Class N Stock)	73,600	2,478,516
Nedbank Group Ltd.	39,585	616,414
Netcare Ltd.*	198,000	331,814
Northam Platinum Ltd.	40,400	237,984
Pangbourne Properties Ltd.	163,000	371,874
Pick’n Pay Holdings Ltd.	44,800	105,950
Pick’n Pay Stores Ltd.	53,900	303,528
Pretoria Portland Cement Co. Ltd.	43,007	177,705
Raubex Group Ltd.	59,100	145,944
Redefine Income Fund Ltd.	494,600	463,513
Remgro Ltd.	70,500	867,319
Reunert Ltd.	102,800	768,690
RMB Holdings Ltd.	135,400	547,897
Sanlam Ltd.	271,900	806,208
Santam Ltd.	6,300	91,705
Sappi Ltd.*	66,420	257,437
Sasol Ltd.	57,100	2,028,516
Shoprite Holdings Ltd.	59,200	636,455
Spar Group Ltd. (The)	36,900	382,901
Standard Bank Group Ltd.	166,600	2,209,297
Steinhoff International Holdings Ltd.*	197,200	455,291
Sun International Ltd.*	18,900	202,377
Telkom SA Ltd.	98,200	481,636
Tiger Brands Ltd.	29,100	643,486

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Russia (continued)
Tongaat Hulett Ltd.	14,800	$206,845
Truworths International Ltd.	61,100	425,277
Vodacom Group Pty Ltd.	116,700	887,489
Wilson Bayly Holmes-Ovcon Ltd.	45,200	643,695
Woolworths Holdings Ltd.	152,900	474,931

		46,570,415

South Korea — 6.4%
Amorepacific Corp.	480	408,378
Asiana Airlines*	65,280	514,235
Busan Bank	23,872	215,089
Celltrion, Inc.*	13,000	218,265
Cheil Industries, Inc.	4,890	374,720
Cheil Worldwide, Inc.	20,000	209,202
CJ CheilJedang Corp.	1,250	228,117
Daegu Bank	16,400	186,314
Daelim Industrial Co. Ltd.	2,900	149,392
Daewoo Engineering & Construction Co. Ltd.	17,390	146,080
Daewoo International Corp.	6,180	155,740
Daewoo Securities Co. Ltd.	11,700	190,968
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	16,450	249,509
Dong-A Pharmaceutical Co. Ltd.	1,795	180,680
Dongbu Insurance Co. Ltd.	5,900	169,313
Dongkuk Steel Mill Co. Ltd.	7,810	139,190
Doosan Corp.	2,880	259,394
Doosan Heavy Industries and Construction Co. Ltd.	5,280	323,084
Doosan Infracore Co. Ltd.*	12,450	192,634
Glovis Co. Ltd.	2,700	293,785
GS Engineering & Construction Corp.	2,700	163,573
GS Holdings Corp.	4,810	149,812
Hana Financial Group, Inc.	22,380	593,417
Hanjin Heavy Industries & Construction Co. Ltd.	11,031	232,181
Hanjin Shipping Co. Ltd.*	15,276	459,233
Hanjin Shipping Holdings Co. Ltd.*	16,197	247,733
Hankook Tire Co. Ltd.	12,760	289,494
Hanmi Pharm Co. Ltd.	1,289	90,929
Hanwha Chem Corp.	12,780	183,473
Hanwha Corp.	5,860	176,862
Hite Brewery Co. Ltd.	1,347	160,470
Honam Petrochemical Corp.	2,680	317,159
Hynix Semiconductor, Inc.*	35,730	722,213
Hyosung Corp.	3,370	213,392
Hyundai Department Store Co. Ltd.	2,250	214,944
Hyundai Development Co.	4,380	97,588
Hyundai Engineering & Construction Co. Ltd.	5,010	230,352
Hyundai Heavy Industries Co. Ltd.	5,030	957,137
Hyundai Marine & Fire Insurance Co. Ltd.	7,630	151,201
Hyundai Merchant Marine Co. Ltd.	12,620	368,043
Hyundai Mipo Dockyard	2,100	220,014
Hyundai Mobis	7,600	1,274,706
Hyundai Motor Co.	18,430	2,156,471

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
South Korea (continued)
Hyundai Securities Co.	19,220	$181,965
Hyundai Steel Co.	8,320	608,175
Industrial Bank of Korea	21,180	247,897
Kangwon Land, Inc.	10,030	151,270
KB Financial Group, Inc.	41,588	1,594,101
KCC Corp.	500	120,406
Kia Motors Corp.*	28,050	743,223
Korea Electric Power Corp.*	44,440	1,146,770
Korea Exchange Bank	36,160	368,526
Korea Gas Corp.	7,250	247,840
Korea Investment Holdings Co. Ltd.	7,090	180,353
Korea Line Corp.*	4,020	156,466
Korea Zinc Co. Ltd.	1,480	261,326
Korean Air Lines Co. Ltd.*	5,200	345,448
Korean Reinsurance Co.	15,453	120,945
KT Corp.	23,290	860,047
KT&G Corp.	13,720	674,487
LG Chem Ltd.	4,848	1,215,834
LG Corp.	6,280	336,007
LG Display Co. Ltd.	5,550	182,539
LG Electronics, Inc.	11,160	848,651
LG Household & Health Care Ltd.	920	261,278
LG Telecom Ltd.	54,990	342,911
LIG Insurance Co. Ltd.	7,200	142,730
Lotte Shopping Co. Ltd.	2,090	600,136
LS Corp.	3,600	257,972
Macquarie Korea Infrastructure Fund	60,089	224,286
MegaStudy Co. Ltd.	1,080	142,700
Mirae Asset Securities Co. Ltd.	6,100	266,555
NCSoft Corp.	940	154,893
NHN Corp.*	3,450	513,116
Nong Shim Co. Ltd.	690	129,308
OCI Co. Ltd.	2,570	517,992
Poongsan Corp.	8,200	204,169
POSCO	8,550	3,239,688
S-Oil Corp.	7,180	314,916
Samsung C&T Corp.	8,660	365,655
Samsung Card Co.	5,520	222,930
Samsung Electro-Mechanics Co. Ltd.	3,240	405,161
Samsung Electronics Co. Ltd.	10,841	6,799,630
Samsung Electronics Co. Ltd. (PRFC Shares)	1,360	579,763
Samsung Engineering Co. Ltd.	2,300	212,997
Samsung Fine Chemicals Co. Ltd.	4,550	236,917
Samsung Fire & Marine Insurance Co. Ltd.	6,030	957,180
Samsung Heavy Industries Co. Ltd.	12,900	241,559
Samsung SDI Co. Ltd.	2,050	286,895
Samsung Securities Co. Ltd.	6,350	280,250
Samsung Techwin Co. Ltd.	2,449	210,106
Shinhan Financial Group Co. Ltd.	57,277	2,108,316
Shinsegae Co. Ltd.	1,100	475,281
SK Chemicals Co. Ltd.	5,320	288,579
SK Energy Co. Ltd.	8,050	715,973
SK Holdings Co. Ltd.	1,710	121,461
SK Telecom Co. Ltd.	8,100	1,061,540
SODIFF Advanced Materials Co. Ltd.	2,250	216,029

COMMON STOCKS (Continued)	Shares	Value (Note 2)
South Korea (continued)
STX Offshore & Shipbuilding Co. Ltd.	17,500	$162,759
STX Pan Ocean Co. Ltd.	15,800	144,253
Tong Yang Securities, Inc.	35,600	254,296
Woongjin Coway Co. Ltd.	7,460	249,948
Woori Finance Holdings Co. Ltd.	29,290	344,560
Woori Investment & Securities Co. Ltd.	15,280	195,898
Yuhan Corp.	1,474	184,155

		49,701,503

Taiwan — 6.3%
Acer, Inc.	192,539	446,838
Advanced Semiconductor Engineering, Inc.	479,768	377,754
Altek Corp.	115,473	148,961
Ambassador Hotel (The)	218,000	250,952
Asia Cement Corp.	329,035	288,972
Asia Optical Co., Inc.	99,000	158,598
Asustek Computer, Inc.	59,867	440,987
AU Optronics Corp.	727,441	644,106
Capital Securities Corp.*	396,000	167,226
Catcher Technology Co. Ltd.	98,780	213,073
Cathay Financial Holding Co. Ltd.*	929,450	1,375,008
Chang Hwa Commercial Bank	873,000	397,513
Cheng Shin Rubber Industry Co. Ltd.	231,910	469,407
Chicony Electronics Co. Ltd.	58,761	130,246
China Airlines Ltd.*	948,282	482,918
China Development Financial Holding Corp.*	1,296,700	346,991
China Petrochemical Development Corp.*	512,360	257,404
China Steel Corp.	1,530,264	1,409,726
China Synthetic Rubber Corp.	183,000	172,991
Chinatrust Financial Holding Co. Ltd.	1,431,344	782,092
Chong Hong Construction Co.	131,418	235,613
Chung Hung Steel Corp.*	280,000	110,147
Chunghwa Picture Tubes*	1,515,000	98,495
Chunghwa Telecom Co. Ltd.	1,012,086	2,004,001
Clevo Co.*	84,034	175,032
Compal Electronics, Inc.	344,035	409,747
Coretronic Corp.	99,000	145,271
Delta Electronics, Inc.	170,268	543,523
E.Sun Financial Holding Co. Ltd.*	500,048	202,623
Epistar Corp.	69,229	178,749
Eternal Chemical Co. Ltd.*	150,000	143,208
Eva Airways Corp.*	365,122	214,187
Evergreen International Storage & Transport Corp.*	144,000	99,725
Evergreen Marine Corp. Taiwan Ltd.*	315,000	199,014
Everlight Electronics Co. Ltd.	104,609	266,879
Far Eastern Department Stores Co. Ltd.	164,800	133,974
Far Eastern Textile Co. Ltd.	299,464	307,973
Far EasTone Telecommunications Co. Ltd.	262,000	323,067
Feng Hsin Iron & Steel Co.	171,660	225,112
First Financial Holding Co. Ltd.	973,399	536,190

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Taiwan (continued)
Formosa Chemicals & Fibre Corp.	540,810	$1,237,284
Formosa International Hotels Corp.*	4,840	59,156
Formosa Petrochemical Corp.	314,670	759,027
Formosa Plastics Corp.	642,560	1,350,691
Formosa Taffeta Co. Ltd.	162,000	113,420
Foxconn Technology Co. Ltd.	53,922	178,482
Fubon Financial Holding Co. Ltd.*	589,000	654,253
Giant Manufacturing Co. Ltd.	98,500	298,151
Gintech Energy Corp.*	90,000	235,272
Goldsun Development & Construction Co. Ltd.	446,637	192,279
Great Wall Enterprise Co.	197,478	170,744
HannStar Display Corp.*	824,274	156,209
Highwealth Construction Corp.	138,000	218,083
Hon Hai Precision Industry Co. Ltd.*	627,920	2,200,968
Hotai Motor Co. Ltd.	82,000	197,652
HTC Corp.	72,550	963,472
Hua Nan Financial Holdings Co. Ltd.	679,294	388,954
InnoLux Display Corp.	519,940	533,645
Inotera Memories, Inc.*	278,794	154,497
Inventec Co. Ltd.	568,965	302,155
Kenda Rubber Industrial Co. Ltd.	175,000	174,727
KGI Securities Co. Ltd.	348,000	134,785
Largan Precision Co. Ltd.	20,202	321,361
Lite-On Technology Corp.	184,201	201,855
Macronix International	554,157	364,151
MediaTek, Inc.	95,282	1,329,925
Mega Financial Holding Co. Ltd.	1,649,000	880,468
Motech Industries, Inc.	57,074	172,358
Nan Kang Rubber Tire Co. Ltd.*	374,700	467,274
Nan Ya Plastics Corp.	720,350	1,149,229
Nanya Technology Corp.*	223,000	172,312
Novatek Microelectronics Corp. Ltd.	82,246	220,718
Oriental Union Chemical Corp.	346,020	254,803
Pegatron Corp.*(g)	161,133	150,695
Phison Electronics Corp.	15,253	87,091
Polaris Securities Co. Ltd.*	392,400	170,768
POU Chen Corp.	558,380	433,372
Powerchip Semiconductor Corp.*	742,000	98,740
Powertech Technology, Inc.	70,480	195,689
President Chain Store Corp.	105,648	311,774
Prime View International Co. Ltd.*	100,000	121,323
Qisda Corp.*	300,500	148,010
Quanta Computer, Inc.	341,319	616,949
Realtek Semiconductor Corp.	87,664	192,300
Richtek Technology Corp.	34,240	286,734
Ruentex Development Co. Ltd.	163,000	257,234
Ruentex Industries Ltd.*	168,000	464,183
Sanyang Industrial Co. Ltd.*	676,871	266,791
Shin Kong Financial Holding Co. Ltd.*	890,952	303,977
Siliconware Precision Industries Co.	247,350	266,535
Simplo Technology Co. Ltd.	28,600	155,004
Sincere Navigation	124,000	144,209
Sino-American Silicon Products, Inc.	78,047	166,281
SinoPac Financial Holdings Co. Ltd.*	1,027,000	323,909
Solar Applied Materials Technology Co.	55,080	121,135

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Taiwan (continued)
Synnex Technology International Corp.	97,240	$210,451
Tainan Spinning Co. Ltd.*	595,000	241,966
Taishin Financial Holdings Co. Ltd.*	520,234	199,483
Taiwan Business Bank*	931,000	244,305
Taiwan Cement Corp.	354,740	299,102
Taiwan Cooperative Bank	623,300	375,470
Taiwan Fertilizer Co. Ltd.	103,000	269,477
Taiwan Glass Industrial Corp.	246,182	225,182
Taiwan Mobile Co. Ltd.	448,000	912,807
Taiwan Semiconductor Manufacturing Co. Ltd.	2,110,814	3,945,204
Taiwan TEA Corp.*	163,968	86,827
Tatung Co. Ltd.*	1,355,000	237,750
Tong Yang Industry Co. Ltd.	145,000	201,479
Transcend Information, Inc.	57,719	152,247
Tripod Technology Corp.	90,341	334,059
TSRC Corp.	179,000	246,358
Tung Ho Steel Enterprise Corp.	187,381	146,784
U-Ming Marine Transport Corp.	74,000	141,041
Uni-President Enterprises Corp.	550,958	605,451
Unimicron Technology Corp.	238,610	347,319
United Microelectronics Corp.*	932,280	410,317
Walsin Lihwa Corp.*	556,000	204,336
Wan Hai Lines Ltd.*	384,700	236,294
Waterland Financial Holdings*	445,000	132,018
Wei Chuan Food Corp.*	162,000	190,402
Wistron Corp.	131,593	192,829
WPG Holdings Co. Ltd.	107,000	197,237
Yang Ming Marine Transport Corp.	449,898	228,081
Yieh Phui Enterprise	297,670	107,129
Young Fast Optoelectronics Co. Ltd.	16,000	120,838
Yuanta Financial Holding Co. Ltd.	1,044,000	557,293
Yulon Motor Co. Ltd.	218,053	213,277
Zinwell Corp.	145,074	215,818

		49,433,987

Thailand — 3.1%
Advanced Info Service PCL	874,700	2,342,705
Airports of Thailand PCL	248,000	260,327
Asian Property Development PCL	333,100	57,076
Bangkok Bank PCL	159,600	624,054
Bangkok Dusit Medical Service PCL	287,400	259,538
Bangkok Expressway PCL	423,100	226,534
Bank of Ayudhya PCL	1,090,500	665,036
Banpu PCL	36,600	682,381
BEC World PCL	544,000	461,871
Bumrungrad Hospital PCL	351,500	336,416
Central Pattana PCL	234,500	144,798
Charoen Pokphand Foods PCL	1,984,500	1,243,759
CP ALL PCL	1,317,600	1,169,528
Delta Electronics Thai PCL	415,000	294,387
Electricity Generating PCL	216,500	544,281
Esso Thailand PCL	680,000	134,362
Glow Energy PCL	313,000	359,965
Hana Microelectronics PCL	485,200	404,458
IRPC PCL	3,964,300	506,706
Italian-Thai Development PCL*	2,910,000	260,543

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Thailand (continued)
Kasikornbank PCL	403,300	$1,172,555
Khon Kaen Sugar Industry PCL*	55,090	7,075
Khon Kaen Sugar Industry PCL	550,900	214,305
Krung Thai Bank PCL	946,500	368,197
Land & Houses PCL	306,320	49,569
Land & Houses PCL (Foreign Registared)	1,427,980	244,460
Major Cineplex Group PCL	673,300	195,400
Minor International PCL	803,460	250,539
Precious Shipping PCL	633,500	355,965
Preuksa Real Estate PCL	425,000	234,057
PTT Aromatics & Refining PCL	455,400	351,040
PTT Chemical PCL	99,400	322,229
PTT Exploration & Production PCL	388,900	1,722,975
PTT PCL	290,000	2,202,532
Ratchaburi Electricity Generating Holding PCL	289,700	321,988
Regional Container Lines PCL*	94,300	40,170
Siam Cement PCL (The)	113,200	971,155
Siam Commercial Bank PCL	574,500	1,441,128
Thai Beverage PCL	5,397,000	1,079,774
Thai Oil PCL	294,000	401,652
Thai Tap Water Supply PCL	1,313,800	179,437
Thai Vegetable Oil PCL	360,000	220,117
Thanachart Capital PCL	218,600	195,721
Thoresen Thai Agencies PCL	241,120	172,707
TMB Bank PCL*	5,650,000	247,700
Total Access Communication PCL	335,200	379,969
True Corp. PCL*	1,983,800	192,317

		24,513,458

Turkey — 3.2%
Adana Cimento (Class A Stock)	47,928	142,521
Akbank TAS	419,467	2,009,218
Akcansa Cimento A/S	45,400	182,878
Akenerji Elektrik Uretim A/S*	42,562	83,104
Albaraka Turk Katilim Bankasi A/S	98,000	180,596
Anadolu Efes Biracilik Ve Malt Sanayii A/S	78,100	911,608
Arcelik A/S	81,395	342,352
Asya Katilim Bankasi A/S	137,900	314,859
Aygaz A/S	19,984	80,244
BIM Birlesik Magazalar A/S	33,600	931,244
Cimsa Cimento Sanayi VE Tica	35,400	194,323
Coca-Cola Icecek A/S	30,700	272,252
Dogan Sirketler Grubu Holdings*	616,526	392,107
Dogan Yayin Holding*	220,000	186,040
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	212,400	300,298
Enka Insaat ve Sanayi A/S	252,156	861,664
Eregli Demir ve Celik Fabrikalari TAS*	437,692	1,108,407
Ford Otomotiv Sanayi A/S	27,600	178,170
GSD Holding*	160,000	98,862
Haci Omer Sabanci Holding A/S	134,388	539,391
Hurriyet Gazetecilik A/S	184,250	150,114
Ihlas Holding*	458,900	176,627

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Taiwan (continued)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	600,000	$217,866
KOC Holding A/S	470,232	1,590,512
Koza Anadolu Metal Madencilik Isletmeleri A/S*	49,000	116,469
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii A/S*	79,400	78,747
Petkim Petrokimya Holding*	44,200	293,894
Petrol Ofisi*	71,610	287,968
Sekerbank TAS	45,938	42,955
TAV Havalimanlari Holding A/S*	55,000	194,975
Tekfen Holding A/S	125,296	368,987
Tofas Turk Otomobil Fabrikasi A/S	70,800	238,814
Trakya Cam Sanayi A/S*	198,106	265,609
Tupras Turkiye Petrol Rafine	72,900	1,322,360
Turk Hava Yollari*	242,857	597,795
Turk Sise ve Cam Fabrikalari A/S*	268,313	293,040
Turk Telekomunikasyon A/S	274,100	875,025
Turkcell Iletisim Hizmet A/S	351,200	1,821,571
Turkiye Garanti Bankasi A/S	629,300	2,618,916
Turkiye Halk Bankasi A/S	81,600	602,415
Turkiye Is Bankasi	381,163	1,179,634
Turkiye Sinai Kalkinma Bankasi A/S	183,750	203,283
Turkiye Vakiflar Bankasi Tao (Class D Stock)	250,500	569,608
Ulker Biskuvi Sanayi A/S	70,200	186,593
Yapi ve Kredi Bankasi A/S*	281,148	760,749
Yazicilar Holding A/S (Class A Stock)	10,600	62,202
Zorlu Enerji Elektrik Uretim A/S*	132,500	207,680

		24,634,546

United Arab Emirates — 1.5%
Aabar Investments PJSC*	771,070	284,252
Abu Dhabi Commercial Bank*	796,600	326,877
Abu Dhabi National Hotels(g)	578,100	437,006
Air Arabia	2,491,200	575,616
Aldar Properties PJSC	887,200	653,919
Amlak Finance PJSC*(g)	67,000	13,517
Arabtec Holding Co.*	692,500	319,269
Aramex Co.*	352,000	145,766
Bank of Sharjah	262,500	111,492
Dana Gas PJSC*	7,268,440	1,291,815
DP World Ltd.	4,271,400	1,879,416
Dubai Financial Market	1,437,800	548,952
Dubai Investments PJSC	1,058,200	212,931
Dubai Islamic Bank	344,851	180,942
Emaar Properties PJSC*	2,276,800	1,856,763
Emirates NBD PJSC	90,530	59,426
First Gulf Bank PJSC	167,500	677,578
Gulf Cement Co.(g)	260,300	115,049
National Bank of Abu Dhabi PJSC(g)	363,768	1,075,131
National Central Cooling Co. PJSC*	724,300	70,644
RAK Properties PJSC*	565,000	53,278
Ras Al Khaimah Cement Co.	683,700	125,265
Sorouh Real Estate Co.*	570,555	267,178
Tamweel PJSC*(g)	68,700	13,452
Union National Bank/Abu Dhabi*(g)	761,530	580,351

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
United Arab Emirates (continued)
Waha Capital PJSC	644,820	$95,422

		11,971,307

TOTAL COMMON STOCKS (cost $749,252,528)		772,352,375

INVESTMENT FUND
Vietnam
Dragon Capital – Vietnam Enterprise Investments Ltd. (Class R Stock)* (cost $161,753)(g)	57,769	113,227

	Units
WARRANTS* — 1.5%
China
Kingboard Chemical Holdings Ltd., expiring 10/31/12	4,450	1,754

Kuwait
Mobile Telecommunications Co., expiring 06/04/12	57,400	129,331

Saudi Arabia — 0.7%
Al Albdullatif Industrial, expiring 07/06/12	12,500	94,659
Al Rajhi Bank, expiring 04/30/12	33,000	662,148
Alinma Bank, expiring 06/04/12	34,000	98,365
Almari Co. Ltd., expiring 03/27/12	3,900	198,364
Arab National Bank, expiring 06/04/12	10,600	113,906
Banque Saudi Fransi, expiring 04/30/12	8,800	101,368
Dar Al Arkan Real Estate, expiring 08/13/12	53,800	169,277
Etihad Etisalat Co., expiring 04/02/12	44,900	573,476
Fawaz Abdulaziz Alhokair Co., expiring 04/04/12	17,000	186,305
Jarir Marketing Co., expiring 06/04/12	2,500	103,992
Kayan Petrochemical Co., expiring 06/04/12	33,600	160,819
Makkah Construction & Development, expiring 03/15/13	30,000	232,781
National Industrialization, expiring 05/14/12	24,420	154,322
Rabigh Refining, expiring 04/02/12	14,600	106,669
Riyad Bank, expiring 06/11/12	20,900	156,598
Samba Financial Group, expiring 04/30/12	18,200	276,618
Saudi Arabian Amiantit Co., expiring 06/25/12	21,300	99,108
Saudi Arabian Fertilizer Co., expiring 06/04/12	3,300	113,071

WARRANTS* (Continued)	Units	Value (Note 2)
Saudi Arabia (continued)
Saudi Basic Industries Corp., expiring 03/26/12	22,800	$521,318
Saudi British Bank, expiring 10/02/12	11,700	131,030
Saudi Electricity, expiring 06/25/12	63,700	215,714
Saudi Industries Investment Group, expiring 06/11/12	23,200	107,639
Saudi International Petroleum, expiring 09/21/12	38,300	212,420
Saudi Telecom Co., expiring 05/21/12	20,400	205,071
Savola, expiring 04/20/12	38,400	358,372
Yanbu National Petrochemical, expiring 01/07/13	20,000	203,184

		5,556,594

Thailand
Minor International PCL, expiring 05/08/13	182,846	13,548

Vietnam — 0.8%
FPT Corp., expiring 01/13/15	63,500	229,819
GEMADEPT Corp., expiring 12/03/14	75,400	241,248
Hagl JSC, expiring 03/03/15	55,000	229,347
HCM City Infrastructure Investment JSC, expiring 12/18/14	132,000	270,024
Hoa Phat Group JSC, expiring 03/03/15	115,000	250,327
Kinh Bac City Development Share Holding Corp., expiring 12/18/14	90,000	171,833
Kinh Do JSC, expiring 12/08/14	169,625	467,103
PetroVietnam Drilling and Well Services JSC, expiring 12/15/14	111,773	298,999
PetroVietnam Fertilizer & Chemical JSC, expiring 12/09/14	143,800	237,593
PetroVietnam, expiring 12/08/14	110,000	177,708
Pha Lai Thermal Power JSC, expiring 01/13/15	126,010	107,735
Refrigeration Electrical Engineering Corp., expiring 04/07/15	81,400	88,381
Saigon Securities, Inc., expiring 12/03/14	121,600	219,409
Songda Urban & Industrial Zone Investment and Development JSC, expiring 11/27/14	354,300	1,440,244
Tan Tao Investment Industry Corp., expiring 12/16/14	181,000	210,763
Viet Nam Dairy Products JSC, expiring 09/29/14	204,220	964,060

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

WARRANTS* (Continued)	Units	Value (Note 2)
Vietnam (continued)
Vietnam Construction, expiring 12/08/14	118,000	$264,286
Vinh Son – Song Hinh Hydropower JSC, expiring 11/17/14	257,985	184,034

		6,052,913

TOTAL WARRANTS (cost $12,570,078)		11,754,140

RIGHTS*
Brazil
Cia Brasileira, expiring 03/23/11	245	8,553

China
Bank of Communications Co. Ltd., expiring 07/09/10	55,950	22,418
Global Bio-Chem Technology Group Co. Ltd., expiring 07/13/10*	304,000	12,102

		34,520

India
Suzlon Energy Ltd., expiring 07/01/10	12,133	—

Kenya
Kenya Commercial Bank, expiring 07/23/10	683,640	13,380

TOTAL RIGHTS (cost $5,350)		56,453

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CONVERTIBLE BOND
Oman
Bank Muscat SAOG (cost $0)
7.00%	03/20/14	NR	OMR	5	13,271

TOTAL LONG-TERM INVESTMENTS (cost $761,989,709)					784,289,466

SHORT-TERM INVESTMENT — 1.1%
	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund(w) (cost $8,613,738)(Note 4)	8,613,738	$8,613,738

TOTAL INVESTMENTS(o) — 101.5% (cost $770,603,447)		792,903,204
Liabilities in excess of other assets — (1.5)%		(12,084,306)

NET ASSETS — 100.0%		$780,818,898

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s

OTC	Over-the-Counter

PRFC	Preference Shares

TRQX	Turquoise Exchange

XLON	London Stock Exchange

XNYS	New York Stock Exchange

OMR	Omani Rial

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(g)	Indicates a security or securities that have been deemed illiquid.

(o)	As of June 30, 2010, 912 securities representing $472,924,793 and 60.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$6,313,016	$—	$—
Botswana	1,829,912	2,196,533	1,360,209
Brazil	46,556,464	—	—
Bulgaria	274,639	1,402,475	165,690
Chile	24,544,343	—	—
China	7,911,971	65,822,391	1,047,897
Colombia	12,937,182	—	197,879
Croatia	331,194	5,335,323	—
Czech Republic	—	11,609,171	—
Egypt	891,384	11,180,723	—
Estonia	594,076	4,200,740	—
Ghana	1,937,342	—	—
Hungary	—	12,089,519	—
India	13,678,714	39,113,047	—
Indonesia	—	26,466,118	—
Israel	—	3	—
Jordan	5,334,447	1,118,837	—
Kazakhstan	2,258,680	3,203,653	—
Kenya	6,295,798	275,489	—
Kuwait	5,510,235	6,852,621	—
Latvia	900,366	—	—
Lebanon	2,443,222	—	—
Lithuania	172,557	1,884,861	—
Malaysia	—	23,792,185	—
Mauritius	2,837,961	43,592	121,895
Mexico	48,594,615	—	—
Morocco	10,208,731	2,139,205	—
Nigeria	6,127,881	378,133	—
Oman	1,115,152	5,220,948	—
Pakistan	3,532,371	2,954,149	—
Peru	11,966,839	—	244,789
Philippines	—	13,102,282	—
Poland	2,649,463	22,344,331	—
Qatar	—	12,370,901	—
Romania	—	6,169,050	—
Russia	45,125,100	—	1,843,884
Slovenia	927,394	5,477,587	—
South Africa	3,150,554	43,419,861	—
South Korea	309,988	49,300,586	90,929
Taiwan	150,695	49,283,292	—
Thailand	16,360,181	8,153,277	—
Turkey	150,114	24,484,432	—
United Arab Emirates	1,990,908	9,838,381	142,018
Investment Funds:
Vietnam	113,227	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Warrants:
China	$1,754	$—	$—
Kuwait	—	129,331	—
Saudi Arabia	160,819	5,289,106	106,669
Thailand	13,548	—	—
Vietnam	—	6,052,913	—
Rights:
Brazil	—	8,553	—
China	34,520	—	—
Kenya	—	13,380	—
Convertible Bond	—	13,271	—
Affiliated Money Market Mutual Fund	8,613,738	—	—

Total	$304,851,095	$482,730,250	$5,321,859

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Commercial Banks	15.2%
Telecommunications	11.8
Oil, Gas & Consumable Fuels	8.6
Metals & Mining	7.1
Diversified Financial Services	4.3
Retail & Merchandising	3.1
Food	3.0
Diversified Operations	2.9
Chemicals	2.6
Engineering/Construction	2.5
Electric	2.4
Semiconductors	2.1
Financial Services	2.1
Building Materials	1.8
Electronic Components & Equipment	1.8
Beverages	1.8
Pharmaceuticals	1.8
Real Estate	1.7
Insurance	1.4
Transportation	1.2
Internet Software & Services	1.2
Affiliated Money Market Mutual Fund	1.1
Oil & Gas	1.1
Media & Entertainment	1.0
Electric – Generation	1.0
Banks	0.9
Automobile Manufacturers	0.9
Agriculture	0.9
Airlines	0.9
Commercial Services	0.8
Computer Services & Software	0.8
Investment Companies	0.8
Electric – Integrated	0.8
Computers	0.7
Coal	0.7

Auto Parts & Equipment	0.6
Machinery	0.6
Hotels & Motels	0.5
Financial – Bank & Trust	0.5
Holding Companies – Diversified	0.5
Tobacco	0.5
Iron/Steel	0.4
Textiles	0.4
Entertainment & Leisure	0.4
Paper & Forest Products	0.3
Consumer Products & Services	0.3
Real Estate Operation & Development	0.3
Medical Supplies & Equipment	0.3
Distribution/Wholesale	0.2
Manufacturing	0.2
Gas	0.2
Steel	0.2
Healthcare Products & Services	0.2
Computers & Peripherals	0.2
Cosmetics & Toiletries	0.2
Apparel	0.2
Home Furnishings	0.2
Leisure Time	0.2
Marine	0.1
Home Builders	0.1
Water	0.1
Energy – Alternate Sources	0.1
Healthcare Providers & Services	0.1
Real Estate Investment Trusts	0.1
Electronics	0.1
Metal Fabricate/Hardware	0.1
Clothing & Apparel	0.1
Cosmetics/Personal Care	0.1
Aerospace & Defense	0.1

101.5
Liabilities in excess of other assets	(1.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$11,810,593	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Total
Equity contracts	$76,548	$590,665	$667,213

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Total
Equity contracts	$44,636	$(2,247,121)	$(2,202,485)

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Unaffiliated investments (cost $761,989,709)	$784,289,466
Affiliated investments (cost $8,613,738)	8,613,738
Foreign currency, at value (cost $803,692)	795,984
Receivable for fund share sold	7,883,392
Receivable for investments sold	5,920,916
Dividends and interest receivable	2,447,462
Prepaid expenses	484

Total Assets	809,951,442

LIABILITIES:
Payable for fund share repurchased	20,230,361
Payable for investments purchased	5,396,393
Foreign capital gains tax liability accrued	1,755,618
Payable to custodian	1,307,994
Advisory fees payable	363,945
Accrued expenses and other liabilities	72,506
Shareholder servicing fees payable	5,185
Affiliated transfer agent fee payable	542

Total Liabilities	29,132,544

NET ASSETS	$780,818,898

Net assets were comprised of:
Paid-in capital	$808,630,355
Retained earnings	(27,811,457)

Net assets, June 30, 2010	$780,818,898

Net asset value and redemption price per share, $780,818,898 / 99,709,712 outstanding shares of beneficial interest	$7.83

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $273,085 foreign withholding tax)	$12,337,402
Unaffiliated interest income	38,805
Affiliated dividend income	12,787

12,388,994

EXPENSES
Advisory fees	4,257,450
Custodian and accounting fees	512,000
Shareholder servicing fees and expenses	387,041
Audit fee	12,000
Trustees’ fees	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	5,000
Commitment fee on syndicated credit agreement	5,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Loan interest expense (Note 7)	1,907
Miscellaneous	69,486

Total expenses	5,267,884
Less: shareholder servicing fee waiver	(15,422)

Net expenses	5,252,462

NET INVESTMENT INCOME	7,136,532

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes of $(114,665))	385,871
Foreign currency transactions	(490,433)

(104,562)

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes of $(603,945))	(41,967,674)
Foreign currencies	(6,288)

(41,973,962)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(42,078,524)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,941,992)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,136,532	$3,488,945
Net realized loss on investment and foreign currency transactions	(104,562)	(15,317,753)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(41,973,962)	190,136,083

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(34,941,992)	178,307,275

DISTRIBUTIONS	(3,474,851)	(1,702,688)

FUND SHARE TRANSACTIONS:
Fund share sold [33,050,897 and 58,020,116 shares, respectively]	273,724,689	374,994,407
Fund share issued in reinvestment of distributions [439,299 and 256,816 shares, respectively]	3,474,851	1,702,688
Fund share repurchased [13,032,856 and 12,659,303 shares, respectively]	(103,192,423)	(73,628,744)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	174,007,117	303,068,351

TOTAL INCREASE IN NET ASSETS	135,590,274	479,672,938
NET ASSETS:
Beginning of period	645,228,624	165,555,686

End of period	$780,818,898	$645,228,624

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 98.2%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST Federated Aggressive Growth Portfolio	2,320,906	$16,083,875
AST Goldman Sachs Concentrated Growth Portfolio	5,710,957	127,925,429
AST Goldman Sachs Mid-Cap Growth Portfolio*	3,725,148	16,092,641
AST High Yield Portfolio	24,719,925	168,589,889
AST International Growth Portfolio	14,141,931	127,701,634
AST International Value Portfolio	10,010,787	127,036,884
AST Jennison Large-Cap Growth Portfolio	7,988,955	77,652,639
AST Jennison Large-Cap Value Portfolio	6,885,120	67,543,030
AST Large-Cap Value Portfolio	24,360,675	267,236,605
AST Marsico Capital Growth Portfolio	7,342,032	109,322,859
AST MFS Growth Portfolio	17,576,727	137,098,469
AST Mid-Cap Value Portfolio	1,437,477	13,799,778
AST Money Market Portfolio	149,869,511	149,869,511
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,005,689	16,674,332
AST Parametric Emerging Markets Equity Portfolio	5,743,329	44,970,267
AST PIMCO Total Return Bond Portfolio	141,197,612	1,683,075,532
AST Small-Cap Growth Portfolio	1,078,470	16,177,054
AST Small-Cap Value Portfolio	2,827,535	30,000,149
AST T. Rowe Price Global Bond Portfolio	855,812	8,891,890
AST T. Rowe Price Large-Cap Growth Portfolio*	7,591,388	73,560,545
AST T. Rowe Price Natural Resources Portfolio	1,757,001	28,375,563
AST Value Portfolio	14,831,320	104,412,493
AST Western Asset Core Plus Bond Portfolio	70,796,757	728,498,631

TOTAL LONG-TERM INVESTMENTS(w) (cost $4,044,237,361)		4,140,589,699

SHORT-TERM INVESTMENTS — 1.8%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 1.6%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund(w) (cost $68,164,248)	68,164,248	$68,164,248

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills
0.15%	12/16/10	$7,400	7,392,918
0.172%	12/16/10	100	99,904
0.21%	12/16/10	100	99,904
0.222%	12/16/10	200	199,809
0.228%	12/16/10	100	99,904
0.234%	12/16/10	150	149,857

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,044,181)			8,042,296

TOTAL SHORT-TERM INVESTMENTS (cost $76,208,429)			76,206,544

TOTAL INVESTMENTS — 100.0% (cost $4,120,445,790)			4,216,796,243
Liabilities in excess of other assets(x)			(1,125,472)

NET ASSETS — 100.0%			$4,215,670,771

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Liabilities in excess of other assets includes net unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)
Long Positions:
804	10 Year U.S. Treasury Notes	Sep 10	$96,856,472	$98,527,687	$1,671,215
111	CAC40 10 Euro	Jul 10	4,901,450	4,672,055	(229,395)
25	DAX Index	Sep 10	4,683,526	4,556,273	(127,253)
39	FTSE 100 Index	Sep 10	3,006,519	2,843,859	(162,660)
91	Russell 2000 Mini	Sep 10	5,607,949	5,530,980	(76,969)
218	S&P 500	Sep 10	57,533,039	55,949,700	(1,583,339)
41	Topix Index	Sep 10	3,927,219	3,888,311	(38,908)

					$(547,309)

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level	1—quoted prices in active markets for identical securities
Level	2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level	3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$4,208,753,947	$—	$—
U.S. Treasury Obligations	—	8,042,296	—
Other Financial Instruments*
Futures	(547,309)	—	—

Total	$4,208,206,638	$8,042,296	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Investment Type
Core Bonds	39.9%
Global Bonds	17.5
Large/Mid-Cap Value	14.0
Large/Mid-Cap Growth	9.9
Money Market	5.2
High Yield	4.0
International Growth	3.0
International Value	3.0
Emerging Markets	1.1
Small-Cap Growth	0.8
Small-Cap Value	0.7
Sector	0.7
U.S. Treasury Obligations	0.2

100.0
Liabilities in excess of other assets	— *

100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$1,671,215	*	—	$—
Equity contracts	—	—		Due to broker-variation margin	2,218,524	*

Total		$1,671,215			$2,218,524

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$3,619,196
Equity contracts	(166,653)

Total	$3,452,543

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$1,956,684
Equity contracts	(2,443,007)

Total	$(486,323)

For the six months ended June 30, 2010, the Portfolio’s average value at trade date for futures long position was $120,878,242.

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Affiliated investments (cost $4,112,401,609)	$4,208,753,947
Unaffiliated investments (cost $8,044,181)	8,042,296
Foreign currency, at value (cost $19)	19
Receivable for fund share sold	12,825,992
Dividends and interest receivable	56,170
Prepaid expenses	4,560

Total Assets	4,229,682,984

LIABILITIES:
Payable to custodian	7,494,907
Payable for fund share repurchased	4,988,840
Payable for investments purchased	629,588
Due to broker-variation margin	570,632
Advisory fees payable	216,533
Accrued expenses and other liabilities	108,019
Deferred trustees’ fees	3,152
Affiliated transfer agent fee payable	542

Total Liabilities	14,012,213

NET ASSETS	$4,215,670,771

Net assets were comprised of:
Paid-in capital	$4,113,569,049
Retained earnings	102,101,722

Net assets, June 30, 2010	$4,215,670,771

Net asset value and redemption price per share, $4,215,670,771 / 394,765,025 outstanding shares of beneficial interest	$10.68

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Affiliated dividend income	$57,300,146
Unaffiliated dividend income	42,752
Unaffiliated interest income	3,792

57,346,690

EXPENSES
Advisory fees	2,955,799
Custodian and accounting fees	213,000
Insurance expenses	23,000
Trustees’ fees	19,000
Audit fee	10,000
Commitment fee on syndicated credit agreement	8,000
Legal fees and expenses	6,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Miscellaneous	5,255

Total expenses	3,251,054

NET INVESTMENT INCOME	54,095,636

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $9,404,221)	9,431,684
Net capital gain distribution received (including affiliated $32,868,011)	32,868,011
Futures transactions	3,452,543
Foreign currency transactions	(20,736)

45,731,502

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(89,404,270))	(89,405,982)
Futures	(486,323)
Foreign currencies	3

(89,892,302)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(44,160,800)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,934,836

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$54,095,636	$59,427,200
Net realized gain (loss) on investment and foreign currency transactions	45,731,502	(24,444,128)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(89,892,302)	380,781,785

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	9,934,836	415,764,857

DISTRIBUTIONS	(59,512,442)	(26,166,569)

FUND SHARE TRANSACTIONS:
Fund share sold [57,538,952 and 157,810,335 shares, respectively]	630,079,618	1,534,981,055
Fund share issued in reinvestment of distributions [5,515,518 and 2,705,953 shares, respectively]	59,512,442	26,166,569
Net asset value of shares issued in merger [0 and 51,479,712 shares, respectively] (Note 10)	—	553,055,699
Fund share repurchased [8,301,308 and 19,386,469 shares, respectively]	(90,864,987)	(178,095,888)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	598,727,073	1,936,107,435

TOTAL INCREASE IN NET ASSETS	549,149,467	2,325,705,723
NET ASSETS:
Beginning of period	3,666,521,304	1,340,815,581

End of period	$4,215,670,771	$3,666,521,304

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 85.2%
COMMON STOCKS — 62.7%	Shares	Value (Note 2)
Australia — 1.2%
Abacus Property Group, REIT	606,381	$207,410
Astro Japan Property Trust, REIT	260,110	70,619
ASX Ltd.	39,318	959,134
Ausdrill Ltd.	236,249	324,205
BHP Billiton Ltd.	52,277	1,626,316
Campbell Brothers Ltd.	1,640	41,291
CFS Retail Property Trust, REIT	24,442	38,634
Charter Hall Retail, REIT	250,009	114,762
Coal & Allied Industries Ltd.	11,969	932,426
Cochlear Ltd.	14,019	873,226
Commonwealth Property Office Fund, REIT	456,208	354,425
Computershare Ltd.	34,938	308,981
CSL Ltd.	76,452	2,087,405
Energy Resources of Australia Ltd.	38,488	425,021
Growthpoint Properties Australia, REIT	5,430	8,231
IOOF Holdings Ltd.	84,391	420,483
Iress Market Technology Ltd.	8,284	60,096
JB Hi-Fi Ltd.	19,148	304,606
Leighton Holdings Ltd.	35,864	862,567
Metcash Ltd.	339,184	1,192,139
Mincor Resources NL	155,396	232,579
Monadelphous Group Ltd.	38,484	407,337
National Australia Bank Ltd.	9,039	174,762
Navitas Ltd.	78,643	305,421
Panoramic Resources Ltd.	156,167	281,289
Perpetual Ltd.	18,649	438,578
Platinum Asset Management Ltd.	26,786	104,424
QBE Insurance Group Ltd.	80,240	1,217,568
Sonic Healthcare Ltd.	33,013	287,274
Suncorp-Metway Ltd.	50,107	335,225
Telstra Corp. Ltd.	658,192	1,794,067
UGL Ltd.	18,954	214,300
Watpac Ltd.	1,077	1,102
Wesfarmers Ltd.	7,070	169,532
Woolworths Ltd.	87,310	1,976,263
WorleyParsons Ltd.	34,597	636,540

		19,788,238

Austria — 0.1%
Mayr Melnhof Karton AG	1,858	165,293
Oesterreichische Post AG	20,200	495,604
OMV AG	19,644	589,921
Semperit AG Holding	1,075	36,745
Telekom Austria AG	17,120	190,371
Voestalpine AG	8,791	239,421

		1,717,355

Belgium — 0.4%
Belgacom SA	45,768	1,439,029
Colruyt SA	6,327	1,488,369
Compagnie Maritime Belge SA	1,490	39,416
Delhaize Group SA	7,921	574,793
Fortis	691,586	1,539,003
Mobistar SA	13,468	715,582

		5,796,192

COMMON STOCKS (continued)	Shares	Value (Note 2)
Bermuda — 1.1%
Allied World Assurance Co. Holdings Ltd.(a)	18,100	$821,378
Alterra Capital Holdings Ltd.	19,200	360,576
Arch Capital Group Ltd.*(a)	15,900	1,184,550
Argo Group International Holdings Ltd.	19,100	584,269
Aspen Insurance Holdings Ltd.	12,500	309,250
AXIS Capital Holdings Ltd.	34,000	1,010,480
Cafe de Coral Holdings Ltd.	96,000	245,850
Catlin Group Ltd.	274,909	1,439,094
Dairy Farm International Holdings Ltd.	72,000	501,120
Endurance Specialty Holdings Ltd.(a)	26,200	983,286
Esprit Holdings Ltd.	202,311	1,086,686
First Pacific Co. Ltd.	204,000	138,023
Great Eagle Holdings Ltd.	66,000	167,779
Hiscox Ltd.	257,113	1,310,543
Hongkong Land Holdings Ltd.	55,000	271,866
Lancashire Holdings Ltd.	53,852	399,203
Lazard Ltd. (Class A Stock)(a)	47,100	1,258,041
Montpelier Re Holdings Ltd.	25,300	377,729
PartnerRe Ltd.	17,000	1,192,380
Ports Design Ltd.	135,000	343,370
Public Financial Holdings Ltd.	26,000	13,507
RenaissanceRe Holdings Ltd.	8,900	500,803
Seadrill Ltd.	9,425	170,008
Shenzhen International Holdings	530,000	32,743
SIM Technology Group Ltd.	182,000	34,937
Texwinca Holdings Ltd.	552,000	535,453
TPV Technology Ltd.	702,000	416,472
Transport International Holdings Ltd.	31,600	91,025
Validus Holdings Ltd.	36,300	886,446
VTech Holdings Ltd.	68,000	727,246
Yue Yuen Industrial Holdings Ltd.	149,500	464,027

		17,858,140

Brazil — 0.4%
AES Tiete SA (PRFC Shares)	29,700	339,617
Banco ABC Brasil SA (PRFC Shares)	3,200	21,629
Banco Daycoval SA (PRFC Shares)	3,000	14,626
Banco Sofisa SA (PRFC Shares)	8,000	17,507
Centrais Eletricas de Santa Catarina SA (PRFC B Shares)	1,000	18,975
Cia de Bebidas das Americas (PRFC Shares), ADR(a)	11,600	1,171,716
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	9,600	396,864
Cia de Transmissao de Energia Eletrica Paulista (PRFC Shares)	2,200	56,737
Cia Energetica de Minas Gerais (PRFC Shares)	2,612	37,769
Cia Energetica de Minas Gerais, ADR(a)	10,629	155,927
Cia Energetica do Ceara (PRFC A Shares)	7,100	101,682
Cia Siderurgica Nacional SA, ADR	28,600	420,134

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Brazil (continued)
CPFL Energia SA	1,817	$39,863
EDP – Energias do Brasil SA	8,300	163,011
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC B Shares)	11,000	220,975
Grendene SA	19,300	82,867
Light SA	13,700	159,770
Natura Cosmeticos SA	56,500	1,252,078
Souza Cruz SA	24,064	906,566
Tele Norte Leste Participacoes SA (PRFC Shares)	3,600	53,890
Telecomunicacoes de Sao Paulo SA, ADR	7,600	154,736

		5,786,939

Canada — 2.2%
AGF Management Ltd. (Class B Stock)	44,300	595,494
Alimentation Couche Tard, Inc. (Class B Stock)	28,600	480,898
AltaGas Income Trust*	32,700	567,347
ATCO Ltd. (Class I Stock)	9,600	429,612
Avenir Diversified Income Trust	45,000	225,729
Bank of Montreal	12,800	694,258
BCE, Inc.	29,900	872,382
Cameco Corp.	27,600	586,975
Cascades, Inc.	14,200	85,636
Chemtrade Logistics Income Fund	1,900	21,096
CML Healthcare Income Fund	17,300	161,372
Davis & Henderson Income Fund	41,000	638,561
Empire Co. Ltd. (Class A Stock)	7,300	361,108
EnCana Corp.	46,581	1,410,710
Enerplus Resources Fund (XNYS)	5,500	118,635
Enerplus Resources Fund (XTSE)	32,700	703,117
Ensign Energy Services, Inc.	59,000	693,889
First Quantum Minerals Ltd.	16,500	829,999
George Weston Ltd.	6,500	444,568
Great-West Lifeco, Inc.	26,800	605,961
Husky Energy, Inc.	22,315	529,079
IGM Financial, Inc.	12,600	439,352
Industrial Alliance Insurance and Financial Services, Inc.	2,800	91,795
InnVest Real Estate Investment Trust, REIT	2,300	12,769
Jazz Air Income Fund	52,500	202,198
Keyera Facilities Income Fund	11,436	288,116
Laurentian Bank of Canada	11,800	466,990
Loblaw Cos. Ltd.	21,500	779,780
Magna International, Inc. (Class A Stock)	17,200	1,134,512
Manitoba Telecom Services, Inc.	3,800	96,057
Medical Facilities Corp.	2,100	17,162
Metro, Inc. (Class A Stock)	14,500	569,485
Mullen Group Ltd.	33,800	456,255
NAL Oil & Gas Trust	70,200	699,000
National Bank of Canada	26,200	1,340,087
North West Co. Fund	2,900	52,086
Pan American Silver Corp.	15,400	389,312

COMMON STOCKS (continued)	Shares	Value (Note 2)
Canada (continued)
Paramount Energy Trust*	76,800	$367,930
Parkland Income Fund	13,800	140,132
Pembina Pipeline Income Fund	5,900	98,985
Pengrowth Energy Trust	81,300	743,083
Power Corp. of Canada	5,600	134,194
Power Financial Corp.	4,400	112,754
Reitmans Canada Ltd. (Class A Stock)	4,300	75,696
Ritchie Bros. Auctioneers, Inc.	4,900	89,204
Rogers Communications, Inc. (Class B Stock)	61,600	2,012,539
Royal Bank of Canada	9,100	433,394
Shaw Communications, Inc. (Class B Stock)	96,100	1,730,531
ShawCor Ltd. (Class A Stock)	14,100	355,629
Shoppers Drug Mart Corp.	50,500	1,561,655
Sino-Forest Corp.*	47,200	670,834
TMX Group, Inc.	54,600	1,425,329
Toromont Industries Ltd.	70,900	1,528,491
Toronto-Dominion Bank (The)	33,600	2,177,190
Vermilion Energy Trust	26,400	834,989
Wajax Income Fund	9,200	199,720
Westshore Terminals Income Fund	67,400	1,095,950
Yamana Gold, Inc.	49,600	510,880
Zargon Energy Trust	20,100	343,261

		34,733,752

Cayman Islands — 0.2%
China Shineway Pharmaceutical Group Ltd.	133,000	404,494
Frasers Commercial Trust, REIT	1,564,000	155,622
Hengan International Group Co. Ltd.	45,000	364,385
Himax Technologies, Inc., ADR	13,400	38,994
Kingboard Chemical Holdings Ltd.	145,500	624,693
Norstar Founders Group Ltd.*	84,000	—
Pacific Textile Holdings Ltd.	79,000	39,342
Seagate Technology*	76,200	993,648
Shenzhou International Group Holdings Ltd.	279,000	318,516
Subsea 7, Inc.*	16,600	248,878
XL Capital Ltd. (Class A Stock)	21,900	350,619

		3,539,191

Chile
Almendral SA	462,656	44,482
Banco Santander Chile	898,851	59,078
Cia Cervecerias Unidas SA	4,987	43,244
Cia Cervecerias Unidas SA, ADR	900	38,781
Embotelladora Andina SA (PRFC B Shares)	22,993	86,363
Enersis SA	234,994	93,180
Enersis SA, ADR	500	9,955
Inversiones Aguas Metropolitanas SA	68,999	85,420

		460,503

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
China — 0.3%
Bank of China Ltd. (Class H Stock)	432,000	$217,945
China Shenhua Energy Co. Ltd. (Class H Stock)	408,500	1,473,747
Great Wall Technology Co. Ltd. (Class H Stock)	82,000	33,826
PetroChina Co. Ltd. (Class H Stock)	180,000	199,092
Qunxing Paper Holdings Co. Ltd.	29,696	10,146
Shanghai Prime Machinery Co. Ltd. (Class H Stock)	188,000	32,335
Soho China Ltd.	1,101,500	637,416
Tsingtao Brewery Co. Ltd. (Class H Stock)	72,000	336,346
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	133,000	311,240
Zijin Mining Group Co. Ltd. (Class H Stock)	1,002,000	746,097

		3,998,190

Czech Republic — 0.2%
CEZ A/S	21,687	882,706
Komercni Banka A/S	3,917	627,161
Telefonica O2 Czech Republic A/S	59,298	1,149,436

		2,659,303

Denmark — 0.2%
Coloplast A/S (Class B Stock)	6,548	649,950
D/S Norden	6,910	238,177
H. Lundbeck A/S	11,030	150,454
Novo Nordisk A/S (Class B Stock)	30,491	2,463,452
Novozymes A/S (Class B Stock)	850	90,699
William Demant Holding*	3,156	230,837

		3,823,569

Finland — 0.5%
Elisa Oyj*	17,637	305,053
Kesko Oyj (Class B Stock)	5,402	174,735
Kone Oyj (Class B Stock)	38,179	1,520,112
Nokia Oyj	57,424	468,053
Orion Oyj (Class B Stock)	87,186	1,630,620
Pohjola Bank PLC	56,832	577,084
Sampo Oyj (Class A Stock)	115,635	2,438,012
Wartsila Oyj	19,168	871,605

		7,985,274

France — 1.1%
ABC Arbitrage	23,194	191,449
Affine SA, REIT	503	10,448
Air Liquide SA	11,294	1,140,545
AXA SA	37,010	565,407
BioMerieux SA	6,495	666,836
BNP Paribas	12,575	676,546
Bouygues SA	5,814	224,430
Carrefour SA	11,700	464,111
Casino Guichard Perrachon SA	6,988	530,285
Cegid Group	897	22,333
Christian Dior SA	6,115	586,932

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Cie Generale d’Optique Essilor International SA	19,566	$1,162,709
Ciments Francais SA	1,089	81,123
CNP Assurances SA	2,514	171,036
Credit Agricole SA	57,559	597,184
Eiffage SA	2,393	103,884
Fonciere des Regions, REIT	688	56,715
France Telecom SA	25,185	436,833
GDF Suez	19,523	555,442
GL Events	651	15,803
ICADE, REIT	730	61,612
Iliad SA	597	46,360
Ipsen SA	5,544	168,792
L’Oreal SA	7,260	710,829
LVMH Moet Hennessy Louis Vuitton SA	6,097	663,617
M6-Metropole Television	28,769	581,739
Nexity	10,921	311,261
Rallye SA	7,427	225,048
SA des Ciments Vicat	7,718	518,415
Sanofi-Aventis SA	16,345	984,417
SCOR SE	85,848	1,639,645
Societe Generale	9,119	375,238
Sodexo	5,811	322,493
Sopra Group SA*	978	63,385
Sword Group	505	15,315
Teleperformance	12,649	317,633
Total SA	14,811	661,147
Veolia Environnement	22,546	529,674
Vinci SA	10,693	443,992
Vivendi	15,606	317,147

		17,217,810

Gabon
Total Gabon	1,178	352,927

Germany — 0.5%
Allianz SE	8,139	805,546
BASF SE	17,525	957,574
Bilfinger Berger AG	1,737	96,262
Deutsche Bank AG	23,235	1,305,095
Deutsche Telekom AG	23,996	283,287
EnBW Energie Baden-Wuerttemberg AG	207	9,416
Fielmann AG	12,639	958,249
Fuchs Petrolub AG (PRFC Shares)	5,982	529,559
Generali Deutschland Holding AG	1,158	129,576
Hannover Rueckversicherung AG	15,394	659,718
Hugo Boss AG (PRFC Shares)	3,177	123,195
KSB AG (PRFC Shares)	47	26,904
Metro AG	5,122	261,333
Muenchener Rueckversicherungs-Gesellschaft AG	2,065	259,288
Rational AG	835	128,824
RWE AG	7,491	490,181
SAP AG	7,644	339,908
Sixt AG	1,553	35,859
Volkswagen AG (PRFC Shares)	2,568	225,344

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Germany (continued)
VTG AG	1,895	$26,845
Wincor Nixdorf AG	2,089	116,771

		7,768,734

Greece — 0.1%
Hellenic Exchanges SA Holding Clearing Settlement and Registry	13,964	73,834
Hellenic Petroleum SA	7,311	51,979
Hellenic Telecommunications Organization SA*	10,451	78,565
Jumbo SA	33,497	203,904
Mytilineos Holdings SA*	51,467	240,530
OPAP SA	89,616	1,115,015

		1,763,827

Guernsey — 0.5%
Amdocs Ltd.*	122,400	3,286,440
HSBC Infrastructure Co. Ltd., ETF	2,485,290	4,325,957
Resolution Ltd.*	115,091	108,849

		7,721,246

Hong Kong — 0.5%
BOC Hong Kong Holdings Ltd.	347,500	791,419
Champion, REIT	65,000	30,104
Cheung Kong Holdings Ltd.	60,000	692,447
China Mobile Ltd.	188,500	1,873,285
China Pharmaceutical Group Ltd.	352,000	210,943
CNOOC Ltd.	1,469,000	2,496,827
GZ1 Real Estate Investment Trust	68,000	28,624
Hang Lung Group Ltd.	48,000	258,680
Hang Lung Properties Ltd.	104,000	397,795
Hopewell Holdings Ltd.	61,500	173,692
Hysan Development Co. Ltd.	48,000	135,690
Shanghai Industrial Holdings Ltd.	115,000	455,249
Television Broadcasts Ltd.	17,000	78,831
Wharf Holdings Ltd. (The)	139,000	673,394

		8,296,980

Hungary
Magyar Telekom Telecommunications PLC	88,257	241,143

India
Infosys Technologies Ltd., ADR(a)	2,800	167,748

Indonesia — 0.3%
Astra International Tbk PT	89,000	470,230
Bank Bukopin Tbk PT	1,023,000	74,851
Bank Central Asia Tbk PT	266,000	173,073
Bumi Resources Tbk PT	1,499,500	306,140
Indo Tambangraya Megah PT	406,500	1,652,873
Kalbe Farma Tbk PT	855,500	196,445
Tambang Batubara Bukit Asam Tbk PT	763,000	1,439,096
Telekomunikasi Indonesia Tbk PT	301,000	255,132

		4,567,840

COMMON STOCKS (continued)	Shares	Value (Note 2)
Ireland — 0.2%
Accenture PLC (Class A Stock)(a)	62,100	$2,400,165
Anglo Irish Bank Corp. PLC (ISE)*	2,500	—
Anglo Irish Bank Corp. PLC (XLON)*	20,646	—
Paddy Power PLC	6,531	203,095
Total Produce PLC	67,493	24,554

		2,627,814

Israel — 0.3%
Bank Leumi Le-Israel BM*	67,268	239,699
Bezeq Israeli Telecommunication Corp. Ltd.	586,249	1,281,483
Cellcom Israel Ltd.	26,686	664,623
Check Point Software Technologies Ltd.*	17,700	521,796
Discount Investment Corp.	9,143	144,625
Gazit Globe Ltd.	5,566	46,835
Israel Discount Bank Ltd. (Class A Stock)*	67,917	114,843
Makhteshim-Agan Industries Ltd.	97,364	324,904
Osem Investment Ltd.	2,641	33,547
Partner Communications Co. Ltd.	86,914	1,334,069

		4,706,424

Italy — 0.2%
Ansaldo STS SpA	15,778	253,292
Autostrada Torino-Milano SpA	8,981	109,293
Azimut Holding SpA	514	4,243
Banca Monte dei Paschi di Siena SpA*	35,789	40,495
Beni Stabili SpA*	4,128	3,130
Brembo SpA	999	6,114
Buzzi Unicem SpA	8,944	89,693
Danieli & C Officine Meccaniche SpA	16,235	294,420
Enel SpA	47,512	201,174
Exprivia SpA	4,992	5,451
Fondiaria-SAI SpA	5,675	53,119
Geox SpA	5,516	24,617
MARR SpA	1,023	7,693
Mediaset SpA	22,053	125,407
Milano Assicurazioni SpA	28,302	47,721
Piccolo Credito Valtellinese Scarl	10,202	46,570
Recordati SpA	231,169	1,622,982
Telecom Italia SpA	197,408	218,008
Tod’s SpA	6,159	388,191
UniCredit SpA	157,816	349,096
Unione di Banche Italiane ScpA	7,904	68,055

		3,958,764

Japan — 3.3%
Aeon Fantasy Co. Ltd.	1,900	20,817
Alconix Corp.	700	22,239
Alpen Co. Ltd.	5,200	81,870
Arcs Co. Ltd.	8,300	111,755
Astellas Pharma, Inc.	73,400	2,459,319

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Autobacs Seven Co. Ltd.	13,800	$500,483
Benesse Holdings, Inc.	3,500	159,330
Canon, Inc.	608	22,660
Chubu Electric Power Co., Inc.	23,700	588,149
Chubu Shiryo Co. Ltd.	1,000	7,082
Chubu Steel Plate Co. Ltd.	4,700	25,028
Circle K Sunkus Co. Ltd.	14,000	179,512
Cosmos Pharmaceutical Corp.	7,500	161,375
Create SD Holdings Co. Ltd.	500	9,681
Crescendo Investment Corp., REIT	14	24,615
Daiichikosho Co. Ltd.	3,300	47,993
Daishi Bank Ltd. (The)	67,000	219,832
Daito Trust Construction Co. Ltd.	6,500	368,086
Daiwa Industries Ltd.	5,000	23,799
Daiwa Securities Group, Inc.	453,000	1,912,545
Duskin Co. Ltd.	12,200	209,545
Eisai Co. Ltd.	24,700	819,568
Excel Co. Ltd.	2,400	27,432
Ezaki Glico Co. Ltd.	4,000	48,465
Fast Retailing Co. Ltd.	1,700	257,235
Fuji Electronics Co. Ltd.	3,500	36,944
Furusato Industries Ltd.	700	3,989
Fuyo General Lease Co. Ltd.	1,200	27,509
H2O Retailing Corp.	44,000	285,021
Hachijuni Bank Ltd. (The)	33,000	185,253
Hankyu Reit, Inc., REIT	7	27,055
Heiwa Corp.	15,000	161,578
Hisamitsu Pharmaceutical Co., Inc.	15,200	602,917
Hitachi Capital Corp.	47,900	636,984
Hokuhoku Financial Group, Inc.	81,000	148,797
Hosiden Corp.	45,400	480,091
Hudson Soft Co. Ltd.	40,600	144,987
Inaba Denki Sangyo Co. Ltd.	1,100	25,728
Infocom Corp.	172	208,570
INPEX Corp.	115	637,849
IT Holdings Corp.	36,500	433,168
ITC Networks Corp.	7,200	39,050
ITO EN Ltd.	12,900	197,314
ITOCHU Corp.	62,000	484,683
Itochu Techno-Solutions Corp.	9,000	328,888
Japan Office Investment Corp., REIT	15	13,804
Japan Prime Realty Investment Corp., REIT	145	305,440
Japan Retail Fund Investment Corp., REIT	52	63,332
Kagoshima Bank Ltd. (The)	77,000	495,798
Kamigumi Co. Ltd.	29,000	222,524
Kanematsu Electronics Ltd.	1,000	9,090
Kansai Electric Power Co., Inc. (The)	22,700	553,613
Kato Sangyo Co. Ltd.	4,000	62,207
Kawasumi Laboratories, Inc.	4,000	25,952
KDDI Corp.	544	2,593,077
Kenedix Realty Investment Corp., REIT	19	52,910
Kewpie Corp.	54,600	628,499
Kinden Corp.	39,000	332,101
Kirindo Co. Ltd.	3,200	13,882
Kobayashi Pharmaceutical Co. Ltd.	8,100	344,303

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Kyorin Co. Ltd.	8,000	$115,568
Kyowa Exeo Corp.	54,000	476,084
Lawson, Inc.	26,900	1,176,547
Lion Corp.	18,000	92,865
Marubeni Corp.	169,000	866,362
Matsui Securities Co. Ltd.	31,400	191,722
McDonald’s Holdings Co. Japan Ltd.	7,200	161,223
Meisei Industrial Co. Ltd.	9,000	21,792
MID Reit, Inc., REIT	40	77,145
Miraca Holdings, Inc.	39,000	1,167,347
Mitsubishi Corp.	9,900	204,816
Mitsubishi UFJ Financial Group, Inc.	167,700	761,477
Mitsui Engineering & Shipbuilding Co. Ltd.	209,000	422,136
Mitsui Knowledge Industry Co. Ltd.	153	25,763
Miura Co. Ltd.	12,700	288,144
Mizuho Financial Group, Inc.	313,700	514,722
Mochida Pharmaceutical Co. Ltd.	29,000	276,442
Money Partners Group Co. Ltd.	144	46,147
Namura Shipbuilding Co. Ltd.	4,700	26,524
NEC Fielding Ltd.	4,000	48,795
NEC Mobiling Ltd.	5,500	146,003
NEC Networks & System Integration Corp.	3,300	41,042
Nintendo Co. Ltd.	1,800	528,497
Nippon Commercial Investment Corp., REIT	62	59,442
Nippon Telegraph & Telephone Corp.	22,700	924,705
Nisshin Seifun Group, Inc.	20,000	225,826
Nitori Co. Ltd.	1,350	116,369
Nomura Real Estate Office Fund, Inc., REIT	67	333,547
Nomura Research Institute Ltd.	27,800	590,184
NTT Data Corp.	482	1,779,154
NTT DoCoMo, Inc.	1,730	2,619,721
Obic Co. Ltd.	1,170	225,841
Okinawa Cellular Telephone Co.	8	15,797
Ono Pharmaceutical Co. Ltd.	22,600	916,156
Oracle Corp. Japan	7,300	358,725
ORIX Corp.	8,060	583,905
Orix JREIT, Inc., REIT	32	132,885
Osaka Gas Co. Ltd.	242,000	872,885
Pacific Golf Group International Holdings KK	150	91,569
Park24 Co. Ltd.	15,400	165,188
Point, Inc.	1,670	91,598
Premier Investment Corp., REIT	9	34,248
Rengo Co. Ltd.	103,000	649,965
Ricoh Co. Ltd.	20,000	255,030
Right On Co. Ltd.	2,800	18,474
Ryoden Trading Co. Ltd.	3,000	16,414
Ryohin Keikaku Co. Ltd.	4,200	166,959
Ryosan Co. Ltd.	1,800	43,761
San-In Godo Bank Ltd. (The)	130,000	999,646
Sanshin Electronics Co. Ltd.	1,500	12,605
Santen Pharmaceutical Co. Ltd.	30,400	1,095,356
Secom Co. Ltd.	32,500	1,443,197
Sekisui Jushi Corp.	1,000	8,990

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Seven & I Holdings Co. Ltd.	30,000	$687,339
Seven Bank Ltd.	89	161,535
Shimamura Co. Ltd.	1,900	171,793
Shinko Plantech Co. Ltd.	37,200	329,382
Shinmaywa Industries Ltd.	28,000	102,275
Shinsho Corp.	11,000	21,594
Showa Sangyo Co. Ltd.	3,000	9,044
Siix Corp.	3,900	43,231
Sumitomo Corp.	88,800	886,846
Sumitomo Trust & Banking Co. Ltd. (The)	424,000	2,158,654
Sundrug Co. Ltd.	14,100	342,060
Sysmex Corp.	2,300	130,626
Takeda Pharmaceutical Co. Ltd.	60,400	2,594,340
Token Corp.	620	16,921
Tokyo Electric Power Co., Inc. (The)	18,400	500,543
Tokyo Gas Co. Ltd.	185,000	844,551
Toppan Forms Co. Ltd.	101,500	973,047
Trend Micro, Inc.	14,000	378,346
USS Co. Ltd.	9,620	687,198
Valor Co. Ltd.	12,800	98,840
Yahoo! Japan Corp.	912	363,500
Yamato Holdings Co. Ltd.	42,000	555,892

		53,704,184

Luxembourg
Oriflame Cosmetics SA	825	42,846
Stolt-Nielsen SA	8,500	98,874

		141,720

Malaysia — 0.2%
Berjaya Sports Toto Bhd	41,571	54,693
British American Tobacco Malaysia Bhd	19,100	258,265
Digi.Com Bhd	47,300	335,268
Genting Malaysia Bhd	431,500	362,000
Hong Leong Bank Bhd	134,400	354,812
Kulim Malaysia Bhd	32,900	75,418
Nestle Malaysia Bhd	4,800	51,892
Petronas Dagangan Bhd	172,600	498,969
PLUS Expressways Bhd	171,600	180,058
RHB Capital Bhd	112,600	203,658
Telekom Malaysia Bhd	398,400	410,851
Top Glove Corp. Bhd	207,000	874,878
YTL Power International Bhd	1	1

		3,660,763

Marshall Island
Paragon Shipping, Inc. (Class A Stock)	5,900	21,122
Teekay Tankers Ltd. (Class A Stock)	1,400	15,582

		36,704

Mexico — 0.1%
America Movil SAB de CV (Class L Stock), ADR	7,600	361,000

COMMON STOCKS (continued)	Shares	Value (Note 2)
Mexico (continued)
Industrias Penoles SAB de CV	28,780	$562,468
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	35,400	205,589
Wal-Mart de Mexico SAB de CV (Class V Stock)	164,400	364,188

		1,493,245

Netherlands — 0.5%
Accell Group	4,405	184,839
Arcadis NV	38,061	680,923
Brit Insurance Holdings NV	29,707	400,184
Fugro NV	17,015	786,053
Heineken Holding NV	44,969	1,642,820
Imtech NV	25,950	667,915
Koninklijke Ahold NV	23,450	290,074
Koninklijke BAM Groep NV	25,697	118,478
Koninklijke DSM NV	5,080	201,940
Koninklijke KPN NV	60,493	771,077
Koninklijke Vopak NV	12,508	458,365
Nutreco Holding NV	2,653	142,460
Schlumberger Ltd.(a)	11,200	619,808
Sligro Food Group NV	25,726	741,958
Unilever NV, CVA	21,872	597,308
Vastned Offices/Industrial, REIT	1,731	21,137

		8,325,339

New Zealand
Air New Zealand Ltd.	28,501	20,841
Kiwi Income Property Trust, REIT	62,603	38,400

		59,241

Norway — 0.2%
Aker Solutions ASA	8,300	94,900
Eltek ASA*	48,000	19,231
Olsen (Fred) Energy ASA	51,643	1,326,795
SpareBank 1 SMN	5,984	38,973
SpareBank 1 SR-Bank	3,000	21,173
Statoil ASA	43,334	834,822
TGS Nopec Geophysical Co. ASA	26,500	305,634

		2,641,528

Philippines — 0.1%
Globe Telecom, Inc.	11,750	224,023
Megaworld Corp.	3,142,000	91,788
Philippine Long Distance Telephone Co., ADR	17,400	886,878
Union Bank of Philippines	17,400	15,635

		1,218,324

Poland — 0.1%
KGHM Polska Miedz SA	42,868	1,107,350
Telekomunikacja Polska SA	69,864	293,070
Zaklady Azotowe Pulawy SA	4,330	80,087

		1,480,507

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Portugal
Banco Espirito Santo SA	12,468	$49,196
Portugal Telecom SGPS SA	50,155	501,298

		550,494

Russia
Mobile Telesystems OJSC, ADR	35,000	670,600

Singapore — 1.1%
Boustead Singapore Ltd.	65,000	39,301
CapitaCommercial Trust, REIT	69,000	59,768
CH Offshore Ltd.	276,000	103,846
DBS Group Holdings Ltd.	219,000	2,125,371
Hong Leong Asia Ltd.	127,000	304,511
Jardine Cycle & Carriage Ltd.	45,920	977,202
K-Green Trust*	54,000	40,520
Keppel Corp. Ltd.	270,000	1,630,141
Keppel Land Ltd.	116,000	320,097
Lippo-Mapletree Indonesia Retail Trust, REIT	100,000	33,835
M1 Ltd.	482,000	733,605
Oversea-Chinese Banking Corp. Ltd.	364,000	2,292,150
SembCorp Industries Ltd.	790,000	2,284,562
SembCorp Marine Ltd.	242,000	661,318
SIA Engineering Co. Ltd.	213,000	603,445
Singapore Post Ltd.	684,000	551,754
Singapore Technologies Engineering Ltd.	238,000	556,383
SMRT Corp. Ltd.	406,000	642,147
Starhill Global, REIT	265,000	104,565
StarHub Ltd.	1,117,000	1,795,864
Straits Asia Resources Ltd.	117,000	165,322
Suntec Real Estate Investment Trust	84,000	78,597
United Overseas Bank Ltd.	37,000	514,739
Venture Corp. Ltd.	47,000	298,277

		16,917,320

South Africa — 0.3%
Aveng Ltd.	44,793	200,022
Discovery Holdings Ltd.	81,068	369,477
Foschini Ltd.	14,793	124,542
Grindrod Ltd.	46,770	87,131
Investec Ltd.	23,567	164,343
Kumba Iron Ore Ltd.	40,685	1,681,750
Massmart Holdings Ltd.	3,870	59,314
Mr. Price Group Ltd.	90,201	523,853
Nedbank Group Ltd.	7,947	123,750
Palabora Mining Co. Ltd.	1,086	16,054
Pick’n Pay Stores Ltd.	53,643	302,081
Remgro Ltd.	14,833	182,481
Spar Group Ltd. (The)	19,561	202,979
Truworths International Ltd.	5,633	39,208
Woolworths Holdings Ltd.	6,368	19,780

		4,096,765

South Korea — 0.5%
Daishin Securities Co. Ltd.	13,260	152,369
Daishin Securities Co. Ltd. (PRFC Shares)	2,450	17,511

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea (continued)
Dongbu Insurance Co. Ltd.	7,940	$227,855
GS Engineering & Construction Corp.	3,315	200,831
GS Home Shopping, Inc.	1,503	93,923
Halla Climate Control	20,970	278,826
Hanil E-Wha Co. Ltd.	14,220	94,540
Hankook Shell Oil Co. Ltd.	244	35,533
Hanwha Chem Corp.	22,020	316,125
Hyundai Mipo Dockyard	934	97,854
Hyundai Motor Co. (PRFC Shares)	1,000	36,060
ISU Chemical Co. Ltd.	3,810	53,729
IsuPetasys Co. Ltd.	19,660	54,580
Kangwon Land, Inc.	86,630	1,306,536
KCC Corp.	822	197,948
Korea Zinc Co. Ltd.	5,930	1,047,071
KT&G Corp.	10,534	517,861
Kumho Industrial Co. Ltd. (PRFC Shares)*	3,910	4,910
LG Chem Ltd.	1,607	403,021
LG Corp.	5,144	275,226
Nexen Corp.	300	12,175
Poongsan Holdings Corp.	3,360	68,840
S&T Corp.	3,370	64,311
S1 Corp.	11,462	487,937
Samsung Card Co.	9,070	366,299
Samsung Electronics Co. Ltd.	1,163	729,450
Sebang Co. Ltd.	4,060	53,826
Sejong Industrial Co. Ltd.	1,800	17,725
SK Telecom Co. Ltd., ADR	5,100	75,123
Sungwoo Hitech Co. Ltd.	9,453	130,077
Thinkware Systems Corp.	3,749	45,190
Uangel Corp.	1,940	7,707
Uniquest Corp.*	2,870	7,600
Yuhan Corp.	472	58,970

		7,537,539

Spain — 0.4%
Almirall SA	9,399	73,417
Banco Bilbao Vizcaya Argentaria SA	65,823	678,171
Banco de Sabadell SA	68,880	311,911
Banco Popular Espanol SA	7,555	38,292
Banco Santander SA	4,854	50,900
Bolsas y Mercados Espanoles SA	2,305	50,172
Construcciones y Auxiliar de Ferrocarriles SA	529	215,368
Corp. Financiera Alba	6,485	238,904
Criteria Caixacorp SA	139,043	568,609
Duro Felguera SA	32,909	321,349
Enagas	15,248	229,685
Grifols SA	47,644	486,994
Indra Sistemas SA	2,819	45,071
Industria de Diseno Textil SA	7,450	424,810
Mapfre SA	34,986	95,135
Miquel y Costas & Miquel SA	227	4,264
Obrascon Huarte Lain SA	2,653	58,959
Prosegur Cia de Seguridad SA	14,577	618,593
Red Electrica Corp. SA	1,536	54,997
Repsol YPF SA	27,129	547,467

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Spain (continued)
Tecnicas Reunidas SA	14,369	$653,467
Telefonica SA	22,495	416,714
Viscofan SA	13,732	370,242
Zardoya Otis SA (XETI)	2,209	28,556
Zardoya Otis SA (XMCE)	26,737	343,497

		6,925,544

Sweden — 0.5%
Axfood AB	46,767	1,225,411
Boliden AB	75,734	837,061
Hennes & Mauritz AB (Class B Stock)	43,440	1,193,834
Industrivarden AB (Class C Stock)	39,151	416,909
Intrum Justitia AB	47,526	463,209
Investor AB (Class B Stock)	41,168	665,945
Kinnevik Investment AB	36,059	577,310
Klovern AB	15,500	47,912
Kungsleden AB	5,155	31,213
NCC AB (Class B Stock)	28,625	425,582
Nordea Bank AB	26,893	221,764
Peab AB	34,559	168,551
Svenska Cellulosa AB SCA (Class B Stock)	37,597	442,191
Svenska Handelsbanken AB (Class A Stock)	7,657	187,320
Tele2 AB (Class B Stock)	67,387	1,006,796
TeliaSonera AB	101,621	652,981

		8,563,989

Switzerland — 1.1%
ACE Ltd.	30,200	1,554,696
Baloise Holding AG	13,014	905,853
Banque Cantonale Vaudoise	628	258,436
BB Biotech AG	9,900	535,908
Compagnie Financiere Tradition SA	551	53,676
Galenica AG	1,004	389,036
Garmin Ltd.(a)	32,000	933,760
Geberit AG	2,867	446,092
Gurit Holding AG	50	25,121
Helvetia Holding AG	1,591	417,564
Kuehne & Nagel International AG	7,101	730,969
Lindt & Spruengli AG	11	269,563
Nestle SA	51,840	2,499,664
Noble Corp.*(a)	8,700	268,917
Novartis AG	20,132	975,660
Partners Group Holding AG	1,284	154,926
Roche Holding AG	23,718	3,264,586
Schindler Holding AG	991	83,528
SGS SA	321	433,238
Sika AG	28	49,634
Sonova Holding AG	7,062	866,632
Sulzer AG	17,467	1,629,230
Swatch Group AG (The)	486	137,064
Syngenta AG	4,638	1,071,452
Zurich Financial Services AG	539	118,803

		18,074,008

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan — 0.6%
Acer, Inc.	142,000	$329,549
Alpha Networks, Inc.	32,639	24,947
Altek Corp.	77,796	100,357
Asia Polymer	28,000	22,990
Asustek Computer, Inc.	34,673	255,405
Chicony Electronics Co. Ltd.	311,000	689,342
Compal Electronics, Inc.	403,000	479,974
Coretronic Corp.	166,000	243,586
Delta Electronics, Inc.	166,000	529,898
Far EasTone Telecommunications Co. Ltd.	80,000	98,647
Getac Technology Corp.	82,000	47,333
HTC Corp.	100,250	1,331,331
Inventec Co. Ltd.	388,300	206,211
L&K Engineering Co. Ltd.*	15,000	14,058
Maxtek Technology Co. Ltd.	63,000	74,968
MediaTek, Inc.	63,000	879,340
MIN AIK Technology Co. Ltd.	42,000	62,345
O-TA Precision Industry Co. Ltd.	12,000	14,538
Pegatron Corp.*	93,324	87,278
Phihong Technology Co. Ltd.	59,000	58,617
Powertech Technology, Inc.	68,250	189,497
Quanta Computer, Inc.	346,513	626,337
Shih Wei Navigation Co. Ltd.	66,000	87,186
Simplo Technology Co. Ltd.	77,000	417,318
Sinon Corp.	142,000	57,272
Taiwan Mobile Co. Ltd.	680,000	1,385,512
Transcend Information, Inc.	244,000	643,605
Ttet Union Corp.	66,000	85,951
U-Ming Marine Transport Corp.	20,000	38,119
Weikeng Industrial Co. Ltd.	86,000	57,729
Wistron Corp.	391,619	573,855
Yosun Industrial Corp.	60,000	90,268
Yufo Electronics Co. Ltd.	59,000	63,701

		9,867,064

Thailand — 0.2%
Advanced Info Service PCL, NVDR	194,800	519,344
Bangchak Petroleum PCL, NVDR	210,600	88,481
Bangkok Bank PCL	108,800	425,420
Bangkok Expressway PCL, NVDR	98,600	52,792
Banpu PCL, NVDR	55,500	1,027,920
BEC World PCL, NVDR	59,800	50,459
Charoen Pokphand Foods PCL, NVDR	1,098,200	683,587
Electricity Generating PCL, NVDR	16,000	40,385
Lanna Resources PCL, NVDR	162,300	81,689
Padaeng Industry PCL, NVDR	110,200	75,420
Property Perfect PCL, NVDR	227,500	28,370
PTT PCL	17,600	133,671
PTT PCL, NVDR	9,100	68,416
Ratchaburi Electricity Generating Holding PCL, NVDR	22,500	24,937
Siam Commercial Bank PCL, NVDR	131,000	325,827
Thai Union Frozen Products PCL, NVDR	82,300	112,438

		3,739,156

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Turkey — 0.2%
Anadolu Sigorta	143,396	$91,918
BIM Birlesik Magazalar A/S	13,848	383,806
Pinar SUT Mamulleri Sanayii A/S	11,981	64,115
Tofas Turk Otomobil Fabrikasi A/S	79,689	268,798
Tupras Turkiye Petrol Rafine	23,068	418,439
Turk Ekonomi Bankasi A/S*	118,264	142,915
Turk Hava Yollari*	49,496	121,835
Turk Telekomunikasyon A/S	44,477	141,986
Turkcell Iletisim Hizmet A/S	17,214	89,284
Turkcell Iletisim Hizmet A/S, ADR	8,600	111,628
Turkiye Garanti Bankasi A/S	140,581	585,046
Turkiye Is Bankasi (Class C Stock)	129,288	400,124
Turkiye Vakiflar Bankasi Tao (Class D Stock)	291,817	663,558

		3,483,452

United Kingdom — 2.9%
Aberdeen Asset Management PLC	93,830	180,847
Admiral Group PLC	15,276	319,914
Aero Inventory PLC*	16,478	—
Aggreko PLC	2,220	46,604
Anglo Pacific Group PLC	25,394	100,257
Ashmore Group PLC	106,091	382,798
AstraZeneca PLC	77,120	3,635,883
Aveva Group PLC	9,834	165,037
Aviva PLC	95,110	441,994
BAE Systems PLC	54,449	253,417
Balfour Beatty PLC	61,294	218,003
Barclays PLC	10,962	43,755
Beazley PLC	174,634	293,883
BG Group PLC	85,848	1,276,802
BHP Billiton PLC	79,363	2,057,765
Booker Group PLC	184,858	112,545
BP PLC	408,121	1,953,741
British American Tobacco PLC	31,881	1,011,768
British Land Co. PLC, REIT	137,833	890,323
Capita Group PLC (The)	42,286	465,874
Carillion PLC	61,097	280,576
Chaucer Holdings PLC	245,417	151,925
Cineworld Group PLC	3,661	10,830
Cobham PLC	131,660	417,090
Cranswick PLC	1,247	15,941
Dairy Crest Group PLC	9,832	54,087
Davis Service Group PLC	43,613	237,631
Dimension Data Holdings PLC	505,889	709,647
Drax Group PLC	20,861	116,738
EnQuest PLC*	60,979	90,562
Filtrona PLC	46,394	149,312
Fresnillo PLC	25,078	364,078
Game Group PLC	54,028	51,321
GlaxoSmithKline PLC	169,125	2,871,886
Greggs PLC	12,210	83,567
Halfords Group PLC	99,897	727,137
Halma PLC	171,906	700,242
Headlam Group PLC	3,480	11,764
Hill & Smith Holdings PLC	13,315	59,184
Home Retail Group PLC	148,972	473,060

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
HSBC Holdings PLC	75,490	$689,654
ICAP PLC	19,592	117,429
IG Group Holdings PLC	71,796	448,553
Imperial Tobacco Group PLC	19,256	538,025
International Power PLC	210,212	939,012
Interserve PLC	54,950	162,580
Intertek Group PLC	2,499	53,572
Investec PLC	145,838	981,351
John Wood Group PLC	112,491	522,439
Keller Group PLC	12,023	94,668
Legal & General Group PLC	1,554,607	1,811,957
Man Group PLC	590,524	1,957,529
Mitie Group PLC	81,622	257,657
National Grid PLC	54,603	398,654
NEXT PLC	37,625	1,121,769
Paragon Group of Cos. PLC	145,351	259,835
Petrofac Ltd.	81,703	1,437,396
Prudential PLC	9,795	73,880
Reckitt Benckiser Group PLC	50,171	2,333,669
Regus PLC	327,658	340,400
Robert Wiseman Dairies PLC	2,066	15,335
Rotork PLC	22,498	429,911
Royal Dutch Shell PLC (Class A Stock) (XAMS)	37,181	934,645
Royal Dutch Shell PLC (Class A Stock) (XLON)	12,975	327,438
Royal Dutch Shell PLC (Class B Stock)	38,645	934,076
RPS Group PLC	81,081	225,652
RSA Insurance Group PLC	47,063	83,490
Sage Group PLC (The)	24,395	83,933
Scottish & Southern Energy PLC	33,172	552,446
Severfield-Rowen PLC	24,812	78,127
Smith & Nephew PLC	155,316	1,467,354
Spirax-Sarco Engineering PLC	7,818	159,284
Standard Life PLC	82,200	212,421
Tanjong PLC	4,600	24,709
Tesco PLC	532,828	3,005,900
Vitec Group PLC (The)	4,998	31,942
Vodafone Group PLC	37,684	77,648
WH Smith PLC	46,444	283,172
Wincanton PLC	4,348	15,405
WM Morrison Supermarkets PLC	234,738	927,576
WSP Group PLC	12,948	65,490

		45,903,771

United States — 39.9%
3M Co.	12,300	971,577
Abbott Laboratories	62,700	2,933,106
Advance America Cash Advance Centers, Inc.	18,500	76,405
Advance Auto Parts, Inc.(a)	3,500	175,630
Aecom Technology Corp.*	41,000	945,460
Aeropostale, Inc.*	21,850	625,784
Aflac, Inc.	29,700	1,267,299
Airgas, Inc.	15,400	957,880
Alexion Pharmaceuticals, Inc.*	7,500	383,925

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Alliance Resource Partners LP(a)	32,200	$1,448,034
Allstate Corp. (The)	83,100	2,387,463
Altria Group, Inc.	25,800	517,032
Ameren Corp.	24,600	584,742
American Financial Group, Inc.	67,800	1,852,296
Amerigas Partners LP(a)	31,650	1,309,044
Amgen, Inc.*	18,600	978,360
Amkor Technology, Inc.*(a)	80,700	444,657
Ampco-Pittsburgh Corp.	6,700	139,561
Amphenol Corp. (Class A Stock)	16,100	632,408
Andersons, Inc. (The)	8,400	273,756
Annaly Capital Management, Inc., REIT	29,200	500,780
Apogee Enterprises, Inc.	14,800	160,284
Apollo Investment Corp.	121,300	1,131,729
Apple, Inc.*	1,300	326,989
AptarGroup, Inc.	1,300	49,166
Archer-Daniels-Midland Co.	6,000	154,920
Ares Capital Corp.	29,300	367,129
Arrow Electronics, Inc.*	22,900	511,815
Arthur J. Gallagher & Co.	20,700	504,666
Assurant, Inc.	36,100	1,252,670
AT&T, Inc.	20,200	488,638
Atmel Corp.*	154,000	739,200
Atmos Energy Corp.	17,200	465,088
Atwood Oceanics, Inc.*	7,500	191,400
Automatic Data Processing, Inc.(a)	13,700	551,562
Avista Corp.	23,800	464,814
Bank of Hawaii Corp.(a)	11,900	575,365
Barnes & Noble, Inc.(a)	18,300	236,070
Baxter International, Inc.	59,200	2,405,888
BB&T Corp.	3,200	84,192
Becton, Dickinson and Co.(a)	25,600	1,731,072
Bemis Co., Inc.	34,300	926,100
Berkshire Hills Bancorp, Inc.	4,700	91,556
Best Buy Co., Inc.(a)	41,200	1,395,032
BGC Partners, Inc. (Class A Stock)	52,900	270,319
Black Box Corp.	5,300	147,817
BMC Software, Inc.*	37,500	1,298,625
Bristol-Myers Squibb Co.	97,400	2,429,156
Broadridge Financial Solutions, Inc.	88,500	1,685,925
Brocade Communications Systems, Inc.*	143,200	738,912
Brown-Forman Corp. (Class B Stock)	11,500	658,145
Buckle, Inc. (The)(a)	14,800	479,816
Burger King Holdings, Inc.	135,600	2,283,504
C.H. Robinson Worldwide, Inc.	5,900	328,394
C.R. Bard, Inc.	13,900	1,077,667
Cabot Corp.	27,100	653,381
Cabot Microelectronics Corp.*	19,600	677,964
CACI International, Inc. (Class A Stock)*	7,000	297,360
Cal-Maine Foods, Inc.(a)	14,700	469,371
Campbell Soup Co.	23,600	845,588
CARBO Ceramics, Inc.(a)	4,800	346,512
CareFusion Corp.*	8,900	202,030
Carter’s, Inc.*	22,600	593,250

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
CenturyTel, Inc.	21,236	$707,371
CF Industries Holdings, Inc.	2,800	177,660
Chevron Corp.	1,851	125,609
Chimera Investment Corp., REIT	104,842	378,480
Chubb Corp.	14,600	730,146
Church & Dwight Co., Inc.	1,100	68,981
Cimarex Energy Co.	10,200	730,116
Cincinnati Financial Corp.	7,300	188,851
Citrix Systems, Inc.*(a)	24,700	1,043,081
Cleco Corp.	32,400	855,684
Coach, Inc.	16,500	603,075
Coca-Cola Co. (The)	43,200	2,165,184
Cognizant Technology Solutions Corp. (Class A Stock)*	6,600	330,396
Colgate-Palmolive Co.(a)	27,700	2,181,652
Colonial Properties Trust, REIT	6,400	92,992
Comerica, Inc.	35,700	1,314,831
Commerce Bancshares, Inc.	16,200	583,038
Community Bank System, Inc.	18,800	414,164
Computer Sciences Corp.	14,300	647,075
ConAgra Foods, Inc.	24,400	569,008
Concho Resources, Inc.*(a)	17,100	946,143
Consolidated Communications Holdings, Inc.	15,600	265,356
Consolidated Edison, Inc.(a)	13,400	577,540
Copart, Inc.*	32,200	1,153,082
Corrections Corp. of America*(a)	31,800	606,744
Crown Holdings, Inc.*	88,700	2,221,048
Cullen/Frost Bankers, Inc.	39,300	2,020,020
Darden Restaurants, Inc.	14,000	543,900
DaVita, Inc.*	36,500	2,279,060
Dell, Inc.*	69,100	833,346
Deluxe Corp.(a)	30,300	568,125
DENTSPLY International, Inc.	45,200	1,351,932
DeVry, Inc.	56,400	2,960,436
Diamond Offshore Drilling, Inc.(a)	19,000	1,181,610
Dick’s Sporting Goods, Inc.*	22,200	552,558
Digital Realty Trust, Inc., REIT(a)	9,438	544,384
Digital River, Inc.*	33,400	798,594
Dollar Tree, Inc.*	6,150	256,024
Dorchester Minerals LP	15,300	391,374
Dover Corp.	19,200	802,368
DPL, Inc.	63,200	1,510,480
Dresser-Rand Group, Inc.*	10,000	315,500
Dril-Quip, Inc.*	6,200	272,924
DTE Energy Co.	12,000	547,320
Ducommun, Inc.	10,600	181,260
Duke Realty Corp., REIT	3,600	40,860
E.I. du Pont de Nemours & Co.	22,900	792,111
EarthLink, Inc.	67,200	534,912
Eastman Chemical Co.	16,000	853,760
Ecolab, Inc.	4,500	202,095
Eli Lilly & Co.	73,300	2,455,550
Emdeon, Inc. (Class A Stock)*	39,200	491,176
Emergency Medical Services Corp. (Class A Stock)*	30,700	1,505,221
Emerson Electric Co.	17,100	747,099
Energen Corp.	31,900	1,414,127

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Energy Transfer Partners LP	12,500	$580,000
ePlus, Inc.*	500	8,750
Equifax, Inc.	3,700	103,822
Erie Indemnity Co. (Class A Stock)	3,100	141,050
Exelon Corp.	41,498	1,575,679
Expeditors International of Washington, Inc.	8,500	293,335
FactSet Research Systems, Inc.	5,000	334,950
Family Dollar Stores, Inc.	28,700	1,081,703
Fastenal Co.(a)	6,500	326,235
Federated Investors, Inc. (Class B Stock)(a)	38,500	797,335
First Citizens BancShares, Inc. (Class A Stock)	600	115,398
First Defiance Financial Corp.	1,500	13,410
FirstEnergy Corp.(a)	15,500	546,065
FirstMerit Corp.	12,400	212,412
Flowers Foods, Inc.	18,700	456,841
Flowserve Corp.	10,500	890,400
FMC Corp.	1,200	68,916
FMC Technologies, Inc.*(a)	6,600	347,556
FNB Corp.	45,100	362,153
Foot Locker, Inc.	34,100	430,342
Franklin Resources, Inc.	3,400	293,046
Freeport-McMoRan Copper & Gold, Inc.	24,700	1,460,511
Frontier Communications Corp.(a)	54,800	389,628
Furiex Pharmaceuticals, Inc.*	22,541	229,017
Gap, Inc. (The)	11,500	223,790
Gen-Probe, Inc.*	13,900	631,338
General Dynamics Corp.	52,700	3,086,112
General Mills, Inc.	40,900	1,452,768
Gentiva Health Services, Inc.*(a)	22,800	615,828
Genuine Parts Co.	20,600	812,670
Gilead Sciences, Inc.*	24,300	833,004
Gladstone Capital Corp.	12,900	139,449
Glatfelter	34,200	371,070
Global Cash Access Holdings, Inc.*	27,900	201,159
Global Payments, Inc.	15,900	580,986
Goldman Sachs Commodity Strategy Fund, ETF	2,109,523	11,370,330
Goldman Sachs Group, Inc. (The)	11,700	1,535,859
Goldman Sachs High Yield Fund, ETF	17,008,966	117,702,042
Goodrich Corp.	14,600	967,250
Google, Inc. (Class A Stock)*	700	311,465
Granite Construction, Inc.	9,000	212,220
Great Southern Bancorp, Inc.	1,600	32,496
Greenhill & Co., Inc.(a)	5,000	305,650
Gymboree Corp.*(a)	6,900	294,699
H.J. Heinz Co.	14,600	631,012
Hanover Insurance Group, Inc. (The)	15,800	687,300
Harris Corp.	42,800	1,782,620
Hasbro, Inc.	34,800	1,430,280
HCC Insurance Holdings, Inc.	122,000	3,020,720
Health Care REIT, Inc.	17,676	744,513
Health Management Associates, Inc. (Class A Stock)*	34,200	265,734

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Henry Schein, Inc.*	1,700	$93,330
Hercules Technology Growth Capital, Inc.	18,340	168,911
Hershey Co. (The)(a)	19,150	917,859
Hewitt Associates, Inc. (Class A Stock)*	25,700	885,622
Hewlett-Packard Co.	25,900	1,120,952
HickoryTech Corp.	1,500	10,125
Highbridge Statistical Market Neutral Fund (Class A Stock), ETF*	138,371	2,141,986
Hillenbrand, Inc.	14,600	312,294
Hormel Foods Corp.	25,600	1,036,288
Hospira, Inc.*	11,000	631,950
HRPT Properties Trust, REIT(a)	9,600	59,616
Hubbell, Inc. (Class B Stock)	28,500	1,131,165
Hudson City Bancorp, Inc.	44,400	543,456
Huntsman Corp.	47,500	411,825
IBERIABANK Corp.	6,500	334,620
IDEX Corp.	40,900	1,168,513
IDEXX Laboratories, Inc.*	5,200	316,680
Immucor, Inc.*	16,800	320,040
Ingles Markets, Inc. (Class A Stock)	1,900	28,595
Integrated Device Technology, Inc.*	149,700	741,015
Integrys Energy Group, Inc.(a)	12,700	555,498
Intel Corp.	74,100	1,441,245
InterDigital, Inc.*	13,900	343,191
International Business Machines Corp.(a)	17,500	2,160,900
International Shipholding Corp.	8,500	188,105
Interpublic Group of Cos., Inc.*	74,600	531,898
Intuit, Inc.*	20,100	698,877
Investment Technology Group, Inc.*	17,600	282,656
iShares COMEX Gold Trust, ETF*(a)	1,740,100	21,177,017
iShares Dow Jones US Real Estate Index Fund, ETF(a)	65,001	3,068,697
iShares Russell 2000 Index Fund	8,700	531,396
iShares Russell Midcap Index Fund, ETF	13,600	1,093,848
iShares S&P World Ex-US Property Index Fund, ETF	19,898	537,644
ITT Corp.(a)	32,400	1,455,408
J.M. Smucker Co. (The)	6,600	397,452
j2 Global Communications, Inc.*	20,500	447,720
Jack Henry & Associates, Inc.	26,200	625,656
JC Penney Co., Inc.	14,400	309,312
Johnson & Johnson	55,400	3,271,924
JPMorgan Chase & Co.	49,100	1,797,551
Kaydon Corp.	8,100	266,166
Kellogg Co.	46,500	2,338,950
Kimberly-Clark Corp.	38,698	2,346,260
Knight Capital Group, Inc. (Class A Stock)*	41,400	570,906
Kraft Foods, Inc. (Class A Stock)	27,800	778,400
Kroger Co. (The)(a)	28,900	569,041
L-3 Communications Holdings, Inc.	36,400	2,578,576
Laboratory Corp. of America Holdings*	13,500	1,017,225
Laclede Group, Inc. (The)	9,500	314,735

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Lamar Advertising Co. (Class A Stock)*	12,500	$306,500
LaSalle Hotel Properties, REIT	12,893	265,209
Lexmark International, Inc. (Class A Stock)*	27,400	905,022
Life Technologies Corp.*	26,600	1,256,850
Life Time Fitness, Inc.*(a)	40,000	1,271,600
LifePoint Hospitals, Inc.*(a)	25,800	810,120
Lockheed Martin Corp.	38,500	2,868,250
Loews Corp.	27,700	922,687
Lorillard, Inc.	26,653	1,918,483
Magellan Midstream Partners LP	2,530	118,278
Mantech International Corp. (Class A Stock)*	19,600	834,372
Marathon Oil Corp.	21,500	668,435
Masimo Corp.	40,700	969,067
Mattel, Inc.	22,700	480,332
McCormick & Co., Inc.	24,800	941,408
McDonald’s Corp.	35,100	2,312,037
McGrath RentCorp	18,900	430,542
Medtronic, Inc.	2,900	105,183
Men’s Wearhouse, Inc. (The)(a)	24,200	444,312
Merck & Co., Inc.	37,600	1,314,872
MetroPCS Communications, Inc.*	104,300	854,217
Microsoft Corp.	89,000	2,047,890
MicroStrategy, Inc. (Class A Stock)*	2,200	165,198
Molex, Inc.	68,800	1,254,912
Monster Worldwide, Inc.*(a)	75,200	876,080
National Oilwell Varco, Inc.	34,300	1,134,301
National Retail Properties, Inc., REIT(a)	6,600	141,504
National Semiconductor Corp.	58,200	783,372
Natural Resource Partners LP	33,600	794,304
NBTY, Inc.*	51,700	1,758,317
Nektar Therapeutics*	27,800	336,380
NeuStar, Inc. (Class A Stock)*	83,100	1,713,522
NewMarket Corp.	6,100	532,652
NextEra Energy, Inc.	13,900	677,764
NGP Capital Resources Co.	30,400	217,968
NII Holdings, Inc.*	22,500	731,700
NIKE, Inc. (Class B Stock)	16,540	1,117,277
North European Oil Royalty Trust	8,300	219,452
Northeast Utilities	26,200	667,576
Northrop Grumman Corp.	8,000	435,520
NorthStar Realty Finance Corp., REIT(a)	22,800	60,876
NorthWestern Corp.	17,300	453,260
NTELOS Holdings Corp.	11,900	204,680
Oceaneering International, Inc.*	10,600	475,940
Oil-Dri Corp. of America	600	13,770
Old Republic International Corp.(a)	18,700	226,831
Omnicare, Inc.	79,800	1,891,260
One Liberty Properties, Inc., REIT	4,847	72,269
Onyx Pharmaceuticals, Inc.*	9,600	207,264
Oracle Corp.	48,300	1,036,518
Pactiv Corp.*	29,900	832,715
Parametric Technology Corp.*	66,600	1,043,622
Paychex, Inc.	22,900	594,713

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Penn Virginia GP Holdings LP	25,700	$468,254
Penn Virginia Resource Partners LP(a)	29,200	610,572
Pennsylvania Real Estate Investment Trust(a)	12,900	157,638
Penske Automotive Group, Inc.*	43,800	497,568
People’s United Financial, Inc.	97,700	1,318,950
PepsiCo, Inc.	40,200	2,450,190
PetSmart, Inc.(a)	24,700	745,199
Pfizer, Inc.	40,600	578,956
Pharmaceutical Product Development, Inc.	71,300	1,811,733
Philip Morris International, Inc.	52,900	2,424,936
PIMCO Commodity RealReturn Strategy Fund, ETF	7,022,741	51,827,830
PIMCO Developing Local Markets Fund, ETF	7,252,011	70,779,632
PIMCO Emerging Markets Bond Fund, ETF	2,437,269	26,103,151
Pinnacle West Capital Corp.	3,600	130,896
Pitney Bowes, Inc.	19,000	417,240
Portfolio Recovery Associates, Inc.*(a)	9,000	601,020
Portland General Electric Co.	57,700	1,057,641
PowerShares Listed Private Equity Portfolio, ETF	69,728	574,559
Praxair, Inc.	8,300	630,717
Preformed Line Products Co.	500	13,975
ProAssurance Corp.*	5,100	289,476
Procter & Gamble Co. (The)	21,100	1,265,578
Progress Energy, Inc.	15,500	607,910
Protective Life Corp.	29,700	635,283
PS Business Parks, Inc., REIT	6,800	379,304
QLogic Corp.*	48,500	806,070
Quality Systems, Inc.(a)	3,200	185,568
Quanta Services, Inc.*(a)	19,200	396,480
Quest Diagnostics, Inc.	31,700	1,577,709
Qwest Communications International, Inc.(a)	58,900	309,225
Rayonier, Inc.	5,600	246,512
Raytheon Co.	48,400	2,342,076
Redwood Trust, Inc., REIT	26,900	393,816
Reinsurance Group of America, Inc.	40,500	1,851,255
Reliance Steel & Aluminum Co.	13,600	491,640
Rent-A-Center, Inc.*	25,600	518,656
Republic Bancorp, Inc. (Class A Stock)	13,000	291,200
Republic Services, Inc.	115,400	3,430,842
Resource Capital Corp., REIT	7,400	42,032
Reynolds American, Inc.	14,500	755,740
Rockwell Collins, Inc.(a)	19,200	1,020,096
Rollins, Inc.	15,800	326,902
Ross Stores, Inc.	55,300	2,946,937
Rovi Corp.*(a)	28,200	1,069,062
Royal Gold, Inc.	6,800	326,400
RPM International, Inc.	37,500	669,000
RR Donnelley & Sons Co.	3,800	62,206
Ruddick Corp.	21,800	675,582

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Ryder System, Inc.(a)	22,800	$917,244
Safety Insurance Group, Inc.	3,400	125,868
Safeway, Inc.(a)	34,300	674,338
SAIC, Inc.*(a)	45,300	758,322
Sara Lee Corp.(a)	42,300	596,430
Scientific Games Corp. (Class A Stock)*	81,500	749,800
Scripps Networks Interactive, Inc. (Class A Stock)	4,800	193,632
SEI Investments Co.	25,700	523,252
Sempra Energy	12,000	561,480
Senior Housing Properties Trust, REIT	7,400	148,814
Sherwin-Williams Co. (The)(a)	13,200	913,308
Sigma-Aldrich Corp.(a)	10,700	533,181
Silgan Holdings, Inc.	36,100	1,024,518
SkyWest, Inc.	13,400	163,748
SM Energy Co.	24,600	987,936
Snap-on, Inc.	13,700	560,467
Spartan Stores, Inc.	15,500	212,660
StanCorp Financial Group, Inc.	19,200	778,368
Starbucks Corp.	10,800	262,440
Steelcase, Inc. (Class A Stock)	98,900	766,475
Stryker Corp.	43,800	2,192,628
Suburban Propane Partners LP(a)	12,200	570,960
Sunoco Logistics Partners LP	7,900	568,800
SUPERVALU, Inc.	43,200	468,288
Symantec Corp.*	126,900	1,761,372
SYNNEX Corp.*	17,500	448,350
Syntel, Inc.	8,500	288,575
Synthes, Inc.	1,631	188,393
Sysco Corp.	78,400	2,239,888
T. Rowe Price Group, Inc.	6,900	306,291
T. Rowe Price Institutional High Yield Fund, ETF	3,534,767	33,120,770
Tanger Factory Outlet Centers, REIT	21,799	902,043
TC Pipelines LP	12,600	516,096
Tech Data Corp.*	18,100	644,722
Techne Corp.	11,400	654,930
TeleTech Holdings, Inc.*	9,900	127,611
Tellabs, Inc.	121,400	775,746
Teradata Corp.*	14,800	451,104
Terra Nitrogen Co. LP	3,604	245,468
TIBCO Software, Inc.*	41,200	496,872
TJX Cos., Inc.	54,200	2,273,690
TowneBank	9,900	143,748
Tractor Supply Co.(a)	7,700	469,469
Transatlantic Holdings, Inc.	8,300	398,068
Travelers Cos., Inc. (The)	12,800	630,400
Trustmark Corp.	20,200	420,564
tw telecom, Inc.*	17,800	296,904
UGI Corp.	23,100	587,664
UniSource Energy Corp.	12,500	377,250
Unisys Corp.*	6,800	125,732
United Fire & Casualty Co.	6,200	122,884
United Natural Foods, Inc.*	1,500	44,820
United Online, Inc.	4,600	26,496

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
United Technologies Corp.(a)	36,200	$2,349,742
Unitrin, Inc.	10,400	266,240
Universal Corp.	10,900	432,512
Unum Group	28,900	627,130
USA Mobility, Inc.	7,300	94,316
Valmont Industries, Inc.	5,600	406,896
Varian Medical Systems, Inc.*(a)	13,400	700,552
Vectren Corp.	6,900	163,254
VeriSign, Inc.*	95,600	2,538,180
Verisk Analytics, Inc. (Class A Stock)*	29,200	873,080
Verizon Communications, Inc.	18,400	515,568
VF Corp.	8,700	619,266
Visa, Inc. (Class A Stock)(a)	4,200	297,150
W.R. Berkley Corp.	139,800	3,699,108
W.W. Grainger, Inc.	13,500	1,342,575
Wabtec Corp.(a)	10,200	406,878
Waddell & Reed Financial, Inc. (Class A Stock)	15,900	347,892
Wal-Mart Stores, Inc.	47,100	2,264,097
Walgreen Co.	58,100	1,551,270
Waters Corp.*	3,600	232,920
Weis Markets, Inc.	3,000	98,730
WesBanco, Inc.	7,900	133,115
West Pharmaceutical Services, Inc.(a)	12,400	452,476
Westamerica Bancorporation(a)	18,900	992,628
Western Digital Corp.*	68,100	2,053,896
WGL Holdings, Inc.	4,600	156,538
Wiley, (John) & Sons, Inc. (Class A Stock)	3,500	135,345
Windstream Corp.	50,300	531,168
World Fuel Services Corp.(a)	12,900	334,626
WP Carey & Co. LLC	900	24,876
Yum! Brands, Inc.	16,100	628,544

		641,131,569

TOTAL COMMON STOCKS (cost $1,048,646,136)		1,007,760,729

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BONDS — 18.2%
Australia — 0.4%
Commonwealth Bank of Australia, Gov’t. Liquid Gtd. Notes, 144A
2.40%	01/12/12	Aaa	$4,500	4,586,310
Westpac Banking Corp., Sr. Unsec’d. Notes
2.25%	11/19/12	Aa1	1,870	1,885,899

				6,472,209

Austria — 0.2%
Oesterreichische Kontrollbank AG, Gov’t. Gtd. Notes(a)
2.875%	03/15/11	Aaa	2,600	2,645,422

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada — 1.0%
Canadian Imperial Bank of Commerce, Covered, 144A(a)
2.00%	02/04/13	Aaa	$7,315	$7,396,350
Cenovus Energy, Inc., Sr. Unsec’d. Notes, 144A
5.70%	10/15/19	Baa2	1,000	1,092,242
Nexen, Inc., Sr. Unsec’d. Notes
6.20%	07/30/19	Baa3	270	303,148
7.50%	07/30/39	Baa3	680	796,919
Royal Bank of Canada, Covered, 144A(a)
3.125%	04/14/15	Aaa	5,375	5,575,450
Talisman Energy, Inc., Sr. Unsec’d. Notes
7.75%	06/01/19	Baa2	70	85,938
TransCanada PipeLines Ltd., Sr. Unsec’d. Notes
6.10%	06/01/40	A3	675	726,347

				15,976,394

Cayman Islands — 0.3%
Embraer Overseas Ltd., Gtd. Notes
6.375%	01/15/20	Baa3	160	164,192
Petrobras International Finance Co., Gtd. Notes
5.75%	01/20/20	Baa1	880	880,862
Vale Overseas Ltd., Gtd. Notes
5.625%	09/15/19	Baa2	1,635	1,725,095
6.875%	11/10/39	Baa2	555	579,807
Xl Capital Ltd., Sr. Unsec’d. Notes
5.25%	09/15/14	Baa2	1,720	1,759,949

				5,109,905

Denmark — 0.1%
Danske Bank A/S, Gov’t. Liquid. Gtd. Notes, 144A(a)
2.50%	05/10/12	Aaa	1,605	1,642,305

France — 0.5%
BNP Paribas, Bank Gtd. Notes(a)
3.25%	03/11/15	Aa2	2,415	2,389,920
Cie de Financement Foncier, Covered, 144A(a)
2.125%	04/22/13	Aaa	1,400	1,413,554
Dexia Credit Local, Gov’t. Liquid. Gtd. Notes, 144A
2.75%	04/29/14	Aa1	1,580	1,592,071
Vivendi, Sr. Unsec’d. Notes, 144A
5.75%	04/04/13	Baa2	2,705	2,901,797

				8,297,342

Japan — 0.2%
Nomura Holdings, Inc., Sr. Unsec’d. Notes
6.70%	03/04/20	Baa2	4,000	4,231,776

Luxembourg — 0.3%
ArcelorMittal, Sr. Unsec’d. Notes(a)
7.00%	10/15/39	Baa3	1,420	1,499,883
Holcim US Finance Sarl & Cie SCS, Gtd. Notes, 144A
6.00%	12/30/19	Baa2	1,230	1,312,121
Telecom Italia Capital SA, Gtd. Notes(a)
6.175%	06/18/14	Baa2	1,425	1,489,748

				4,301,752

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Mexico — 0.1%
America Movil SAB de CV, Gtd. Notes, 144A
5.00%	10/16/19	A2	$605	$623,151
Grupo Bimbo SAB De CV, Gtd. Notes, 144A
4.875%	06/30/20	Baa2	1,540	1,547,676

				2,170,827

Netherlands — 0.3%
Deutsche Telekom International Finance BV, Gtd. Notes
8.75%	06/15/30	Baa1	2,140	2,764,229
Rabobank Nederland NV, Jr.
Sub. Notes, 144A(a)
11.00%(c)	12/31/49	A2	480	592,800
Sr. Unsec’d. Notes, 144A
4.20%	05/13/14	Aaa	900	955,569

				4,312,598

South Korea — 0.1%
Shinhan Bank, Sr. Unsec’d. Notes, 144A
4.375%	09/15/15	A1	920	911,947

Supra National Bank — 0.4%
Asian Development Bank, Sr. Unsec’d. Notes, MTN
4.125%	09/15/10	Aaa	2,800	2,820,544
Inter-American Development Bank, Sr. Unsec’d. Notes
4.75%	10/19/12	Aaa	1,700	1,839,218
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, MTN
5.50%	11/25/13	Aaa	1,400	1,576,144

				6,235,906

Sweden — 0.1%
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A
4.875%	06/10/14	Aa2	1,510	1,594,340

Switzerland — 0.2%
Credit Suisse, Sub. Notes
6.00%	02/15/18	Aa2	1,330	1,387,809
Weatherford International Ltd., Gtd. Notes
7.00%	03/15/38	Baa1	525	496,807
9.625%	03/01/19	Baa1	1,075	1,294,505

				3,179,121

United Kingdom — 1.4%
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.75%	05/22/19	Aa3	3,790	4,216,129
Sub. Notes, 144A
6.05%	12/04/17	Baa1	210	211,941
HSBC Bank PLC, Sr. Notes, 144A
3.50%	06/28/15	Aa2	1,525	1,539,671
HSBC Holdings PLC, Sub. Notes
6.80%	06/01/38	A1	2,050	2,209,246
Royal Bank of Scotland Group PLC (The),
Gov’t. Liquid. Gtd. Notes, 144A
2.625%	05/11/12	Aaa	6,205	6,346,393
Royal Bank of Scotland PLC (The), Bank Gtd. Notes
4.875%	03/16/15	Aa3	3,440	3,422,669

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom (continued)
Standard Chartered PLC, Sr. Unsec’d. Notes, 144A(a)
3.85%	04/27/15	A3	$1,235	$1,246,024
Vodafone Group PLC, Sr. Unsec’d. Notes
5.45%	06/10/19	Baa1	1,250	1,338,086
WPP Finance UK, Gtd. Notes
8.00%	09/15/14	Baa3	1,820	2,133,875

				22,664,034

United States — 12.6%
Abbott Laboratories, Sr. Unsec’d. Notes
4.125%	05/27/20	A1	1,460	1,529,468
Advance Auto Parts, Inc., Gtd. Notes
5.75%	05/01/20	Ba1	955	976,474
Allegheny Energy Supply Co. LLC, Sr. Unsec’d. Notes, 144A
5.75%	10/15/19	Baa3	1,410	1,399,573
Altria Group, Inc., Gtd. Notes
9.70%	11/10/18	Baa1	650	823,147
10.20%	02/06/39	Baa1	760	1,019,459
Amgen, Inc., Sr. Unsec’d. Notes
6.40%	02/01/39	A3	440	521,048
Anadarko Petroleum Corp., Sr. Unsec’d. Notes
5.75%	06/15/14	Ba1	1,715	1,551,638
6.45%	09/15/36	Ba1	320	254,553
8.70%	03/15/19	Ba1	380	358,777
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A
5.375%	11/15/14	Baa2	420	459,194
8.00%	11/15/39	Baa2	555	725,201
AT&T, Inc., Sr. Unsec’d. Notes(a)
6.55%	02/15/39	A2	2,660	2,979,442
Atmos Energy Corp., Sr. Unsec’d. Notes
8.50%	03/15/19	Baa2	810	1,018,024
Bank of America Corp.,
Sr. Unsec’d. Notes
6.00%	09/01/17	A2	555	584,044
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2	3,475	3,561,222
Bank of America NA, Sub. Notes
6.10%	06/15/17	A1	4,300	4,449,967
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes
4.30%	05/15/14	Aa2	415	445,724
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes
0.858%(c)	02/11/13	Aa2	2,700	2,704,782
BNP Paribas US Medium-Term Note Program LLC, Bank Gtd. Notes, 144A
5.125%	01/15/15	Aa3	1,280	1,327,356
Browning-Ferris Industries, Inc., Gtd. Notes
7.40%	09/15/35	Baa3	1,505	1,795,864
Bunge Ltd. Finance Corp., Gtd. Notes
5.35%	04/15/14	Baa2	1,795	1,895,956
Camden Property Trust, REIT Sr. Unsec’d. Notes
5.00%	06/15/15	Baa1	1,910	1,969,871
Capital One Bank USA NA,
Sr. Unsec’d. Notes
5.75%	09/15/10	A2	825	831,507
Sub. Notes
8.80%	07/15/19	A3	3,000	3,745,233

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
CareFusion Corp., Sr. Unsec’d. Notes
5.125%	08/01/14	Baa3	$1,700	$1,836,707
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes
8.50%	11/15/18	A2	700	910,097
Citigroup, Inc., Unsec’d. Notes
8.50%	05/22/19	A3	3,460	4,124,749
CNA Financial Corp., Sr. Unsec’d. Notes
7.35%	11/15/19	Baa3	2,725	2,895,705
Comcast Corp., Gtd. Notes
6.50%	01/15/17	Baa1	2,770	3,173,971
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes
4.45%	06/15/20	A3	460	487,567
Consumers Energy Co., First Mortgage
6.70%	09/15/19	A3	290	346,919
COX Communications, Inc.,
Sr. Unsec’d. Notes
5.45%	12/15/14	Baa2	1,270	1,401,801
Sr. Unsec’d. Notes, 144A
8.375%	03/01/39	Baa2	1,000	1,359,332
CSX Corp., Sr. Unsec’d. Notes
6.15%	05/01/37	Baa3	485	530,341
CVS Caremark Corp., Sr. Unsec’d. Notes
5.75%	06/01/17	Baa2	285	317,057
Cytec Industries, Inc., Sr. Unsec’d. Notes
6.00%	10/01/15	Baa3	705	774,937
Delhaize America, Inc., Gtd. Notes
9.00%	04/15/31	Baa3	985	1,346,270
Digital Realty Trust LP, REIT, Gtd. Notes, 144A
5.875%	02/01/20	Baa2	2,920	2,979,121
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes
5.875%	10/01/19	Baa2	4,330	4,730,031
Discover Bank, Sub. Notes
7.00%	04/15/20	Ba1	1,270	1,282,358
Discovery Communications LLC, Gtd. Notes
5.05%	06/01/20	Baa2	1,680	1,746,306
5.625%	08/15/19(a)	Baa2	1,350	1,461,349
Dominion Resources, Inc., Sr. Unsec’d. Notes
6.40%	06/15/18	Baa2	1,335	1,545,907
Dow Chemical Co. (The), Sr. Unsec’d. Notes
8.55%	05/15/19	Baa3	1,580	1,934,099
Duke Energy Carolinas LLC, First Mortgage
4.30%	06/15/20	A1	1,745	1,842,853
Duke Energy Corp., Sr. Unsec’d. Notes
5.05%	09/15/19	Baa2	1,925	2,052,674
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes
6.50%	04/01/20	Ba1	815	832,393
Enbridge Energy Partners LP, Sr. Unsec’d. Notes
5.20%	03/15/20	Baa2	1,135	1,169,507
Energy Transfer Partners LP, Sr. Unsec’d. Notes
7.50%	07/01/38	Baa3	780	797,541
9.00%	04/15/19	Baa3	695	817,337
EQT Corp., Sr. Unsec’d. Notes
8.125%	06/01/19	Baa1	1,100	1,293,987
Exelon Corp., Sr. Unsec’d. Notes
4.90%	06/15/15	Baa1	990	1,057,240

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	Aa2	$2,095	$2,054,363
6.00%	08/07/19	Aa2	2,570	2,782,208
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
5.375%	03/15/20	A1	4,270	4,219,255
7.50%	02/15/19(a)	A1	4,280	4,784,094
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes
5.50%	03/30/20	Baa3	1,495	1,451,034
6.625%	03/30/40(a)	Baa3	1,215	1,128,215
HCP, Inc., Sr. Unsec’d. Notes, MTN
6.70%	01/30/18	Baa3	1,500	1,581,414
International Paper Co., Sr. Unsec’d. Notes
7.30%	11/15/39	Baa3	1,185	1,306,736
9.375%	05/15/19	Baa3	935	1,207,639
JC Penney Co., Inc., Sr. Unsec’d. Notes
5.65%	06/01/20	Ba1	1,130	1,104,575
JPMorgan Chase Bank NA, Sub. Notes
6.00%	10/01/17	Aa2	4,185	4,557,306
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes
7.00%	11/01/39	A2	3,360	3,416,912
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes
5.625%	02/15/15	Baa2	2,355	2,542,253
Kohl’s Corp., Sr. Unsec’d. Notes
6.875%	12/15/37	Baa1	2,600	3,141,229
Kraft Foods, Inc., Sr. Unsec’d. Notes
6.875%	02/01/38	Baa2	2,565	2,981,317
6.875%	01/26/39	Baa2	540	626,381
Kroger Co. (The), Gtd. Notes
5.00%	04/15/13	Baa2	800	856,277
6.15%	01/15/20	Baa2	650	750,863
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A
7.50%	08/15/36	Baa2	2,275	2,246,524
Lorillard Tobacco Co., Gtd. Notes
8.125%	06/23/19	Baa2	315	349,352
Magellan Midstream Partners LP, Sr. Unsec’d. Notes
6.55%	07/15/19	Baa2	65	72,998
Marathon Oil Corp., Sr. Unsec’d. Notes
7.50%	02/15/19	Baa1	250	299,778
McKesson Corp., Sr. Unsec’d. Notes
7.50%	02/15/19	Baa2	360	446,529
MetLife, Inc., Jr. Sub. Notes
6.40%	12/15/36	Baa2	2,880	2,534,400
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes
5.75%	04/01/18	Baa1	900	1,006,832
Morgan Stanley,
FDIC Gtd. Notes
3.25%	12/01/11	Aaa	1,445	1,497,185
Sr. Unsec’d. Notes
6.00%	05/13/14	A2	4,650	4,927,075
7.30%	05/13/19	A2	2,580	2,774,581
Sr. Unsec’d. Notes, MTN
6.625%	04/01/18	A2	645	676,046
Nabors Industries, Inc., Gtd. Notes
6.15%	02/15/18	Baa1	3,010	3,227,379

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
NBC Universal, Inc., Sr. Unsec’d. Notes, 144A
5.15%	04/30/20	Baa2	$2,185	$2,278,929
Nevada Power Co., General Refinance Mortgage
7.125%	03/15/19	Baa3	2,000	2,365,662
News America, Inc., Gtd. Notes
6.65%	11/15/37	Baa1	1,875	2,104,324
Nisource Finance Corp., Gtd. Notes
6.125%	03/01/22	Baa3	1,240	1,323,539
6.80%	01/15/19	Baa3	1,000	1,113,275
Nordstrom, Inc., Sr. Unsec’d. Notes
4.75%	05/01/20	Baa2	440	455,692
6.75%	06/01/14	Baa2	475	551,984
7.00%	01/15/38	Baa2	1,700	1,942,757
Norfolk Southern Corp., Sr. Unsec’d. Notes
5.90%	06/15/19	Baa1	175	201,198
ONEOK Partners LP, Gtd. Notes(a)
8.625%	03/01/19	Baa2	1,215	1,496,816
Pacific Gas & Electric Co., Sr. Unsec’d. Notes
5.80%	03/01/37	A3	1,435	1,559,627
6.25%	03/01/39	A3	1,305	1,504,854
Pacific LifeCorp, Sr. Notes, 144A
6.00%	02/10/20	Baa1	3,180	3,374,641
Pfizer, Inc., Sr. Unsec’d. Notes
5.35%	03/15/15	A1	2,995	3,393,251
Plains All American Pipeline LP, Gtd. Notes
8.75%	05/01/19	Baa3	115	137,270
PNC Bank NA, Sub. Notes
6.875%	04/01/18	A2	1,940	2,191,797
ProLogis, REIT, Sr. Unsec’d. Notes
6.875%	03/15/20	Baa2	625	590,733
7.375%	10/30/19	Baa2	1,595	1,562,098
PSE&G Power LLC, General Obligation Bonds
6.95%	06/01/12	Baa1	1,575	1,720,705
Republic Services, Inc., Gtd. Notes, 144A
5.25%	11/15/21	Baa3	175	184,126
Reynolds American, Inc., Revenue Bonds
7.625%	06/01/16	Baa3	1,010	1,145,470
Rowan Cos, Inc., Sr. Unsec’d. Notes
7.875%	08/01/19	Baa3	1,360	1,498,286
Simon Property Group LP, REIT, Sr. Unsec’d. Notes
5.65%	02/01/20	A3	665	704,273
Staples, Inc., Gtd. Notes
9.75%	01/15/14	Baa2	1,340	1,643,747
Time Warner, Inc., Gtd. Notes
4.875%	03/15/20	Baa2	2,070	2,134,733
Union Pacific Corp., Sr. Unsec’d. Notes
6.125%	02/15/20	Baa2	1,525	1,769,454
UnitedHealth Group, Inc., Sr. Unsec’d. Notes
6.50%	06/15/37	Baa1	1,770	1,909,823
US Bancorp, Sr. Unsec’d. Notes
4.20%	05/15/14	Aa3	575	615,071
US Bank NA, Sub. Notes
4.95%	10/30/14	Aa2	730	795,542
Valero Energy Corp., Sr. Unsec’d. Notes
4.50%	02/01/15	Baa2	515	529,189
6.125%	02/01/20	Baa2	1,390	1,428,358

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Wachovia Bank NA, Sub. Notes
7.80%	08/18/10	Aa3	$1,850	$1,864,672
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes
3.625%	07/08/20	Aa2	4,075	4,079,075
Waste Management, Inc., Gtd. Notes
4.75%	06/30/20	Baa3	525	539,713
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes
6.125%	08/15/19	Baa3	1,415	1,593,081
Wells Fargo & Co., Sr. Unsec’d. Notes
3.75%	10/01/14	A1	6,000	6,142,980
Whirlpool Corp., Sr. Unsec’d. Notes
8.00%	05/01/12	Baa3	685	749,367
Yum! Brands, Inc., Sr. Unsec’d. Notes
6.875%	11/15/37	Baa3	130	149,237

				201,871,779

TOTAL CORPORATE BONDS (cost $283,808,415)				291,617,657

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bonds
4.375%	11/15/39		25,810	27,862,695
U.S. Treasury Notes
0.625%	05/31/12-06/30/12		15,255	15,293,382
1.125%	06/15/13		3,845	3,860,303
1.50%	10/31/10		6,000	6,025,782
1.875%	06/30/15		4,780	4,798,298
4.625%	02/15/40		9,850	11,072,011

TOTAL U.S. TREASURY OBLIGATIONS (cost $66,540,364)				68,912,471

			Units
WARRANTS*
France
Fonciere des Regions, REIT, expiring 12/31/10			688	396

Hong Kong
Kingboard Chemical Holdings Ltd., expiring 10/31/12			10,000	3,943

Italy
Mediobanca SpA, expiring 03/18/11			29,012	1,174

TOTAL WARRANTS (cost $316)				5,513

TOTAL LONG-TERM INVESTMENTS (cost $1,398,995,231)				1,368,296,370

SHORT-TERM INVESTMENT — 20.3%

	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $326,230,347; includes $80,973,228 of cash collateral for securities on loan)(b)(w)(Note 4)	326,230,347	$326,230,347

TOTAL INVESTMENTS(o) — 105.5% (cost $1,725,225,578)		1,694,526,717
Liabilities in excess of other assets(x) — (5.5)%		(88,607,035)

NET ASSETS — 100.0%		$1,605,919,682

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ETF	Exchange Traded Funds
FDIC	Federal Deposit Insurance Corp.
ISE	International Securities Exchange
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
PRFC	Preference Shares
REIT	Real Estate Investment Trust
XAMS	Amsterdam Stock Exchange
XETI	Xetra International Market Stock Exchange
XLON	London Stock Exchange
XMCE	Mercado de Bloques, Madrid Stock Exchange
XNYS	New York Stock Exchange
XTSE	Toronto Stock Exchange
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krona
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $78,387,133; cash collateral of $80,973,228 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(c)	Indicates a variable rate security.

(o)	As of June 30, 2010, 655 securities representing $293,130,846 and 18.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures, forward foreign currency exchange contracts and cross currency exchange contracts as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)(1)
Long Positions:
129	2 Year U.S. Treasury Notes	Sep 10	$28,095,906	$28,228,829	$132,923
161	5 Year U.S. Treasury Notes	Sep 10	18,844,437	19,054,602	210,165
706	FTSE 100 Index	Sep 10	54,442,590	51,481,144	(2,961,446)
123	Hang Seng Index	Jul 10	16,216,993	15,858,153	(358,840)
839	NASDAQ 100 E-Mini	Sep 10	30,983,431	29,163,640	(1,819,791)
2,209	S&P 500 E-Mini	Sep 10	119,406,585	113,387,970	(6,018,615)

					(10,815,604)

Short Positions:
539	2 Year U.S. Treasury Notes	Sep 10	117,426,203	117,948,360	(522,157)
662	5 Year U.S. Treasury Notes	Sep 10	77,205,750	78,348,735	(1,142,985)
449	10 Year U.S. Treasury Notes	Sep 10	53,812,532	55,023,548	(1,211,016)
906	30 Year U.S. Treasury Bonds	Sep 10	112,446,469	115,515,000	(3,068,531)
999	Russell 2000 Mini	Sep 10	63,281,655	60,719,220	2,562,435
165	SPI 200 Index	Sep 10	15,875,000	14,798,611	1,076,389

					(2,305,865)

					$(13,121,469)

(1)	Cash of $23,979,617 has been segregated to cover requirements for open futures contracts at June 30, 2010.

Forward foreign currency exchange contracts outstanding at June 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound, Expiring 09/16/10	JPMorgan Chase	GBP	31,444	$46,458,390	$46,978,644	$520,254
Canadian Dollar, Expiring 07/15/10	Toronto Dominion	CAD	24,000	23,953,076	22,542,673	(1,410,403)
Euro, Expiring 09/16/10	Credit Suisse First Boston Corp.	EUR	31,900	39,516,829	39,026,305	(490,524)
New Taiwanese Dollar, Expiring 07/14/10	JPMorgan Chase	TWD	473,025	15,132,636	14,728,487	(404,149)
Norwegian Krone, Expiring 09/16/10	Skandinaviska Enskilda Banken	NOK	320,696	50,195,761	49,079,168	(1,116,593)
Singapore Dollar, Expiring 07/15/10	Barclays Capital Group	SGD	6,009	4,321,029	4,294,806	(26,223)
Expiring 07/15/10	Citigroup Global Markets	SGD	9,284	6,672,866	6,634,998	(37,868)
Expiring 07/15/10	Citigroup Global Markets	SGD	5,570	4,003,720	3,980,999	(22,721)
Expiring 07/15/10	State Street Bank	SGD	46,000	32,873,815	32,875,447	1,632

				$223,128,122	$220,141,527	$(2,986,595)

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/10	Morgan Stanley	AUD	18,000	$16,436,250	$15,123,769	$1,312,481
British Pound,
Expiring 07/06/10	JPMorgan Chase	GBP	21	31,911	31,606	305
Euro,
Expiring 09/16/10	JPMorgan Chase	EUR	79,100	94,812,430	96,770,555	(1,958,125)
Expiring 09/16/10	Skandinaviska Enskilda Banken	EUR	40,697	50,195,764	49,789,093	406,671
Japanese Yen,
Expiring 07/06/10	State Street Bank	JPY	5,434	61,259	61,463	(204)
Expiring 08/19/10	Royal Bank of Scotland	JPY	3,870,530	41,970,614	43,813,039	(1,842,425)
Swedish Krona,
Expiring 07/06/10	JPMorgan Chase	SEK	1,699	218,374	217,894	480

				$203,726,602	$205,807,419	$(2,080,817)

Cross currency exchange contracts outstanding at June 30, 2010:

Settlement	Type	Contracts (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
9/30/10	Sell	EUR	6,154	GBP	5,131	$137,062	JPMorgan Chase
9/30/10	Sell	EUR	4,846	GBP	4,040	106,423	JPMorgan Chase
7/22/10	Sell	JPY	2,217,647	AUD	25,896	(3,351,778)	Toronto Dominion

						$(3,108,293)

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$19,788,238	$—
Austria	165,293	1,552,062	—
Belgium	—	5,796,192	—
Bermuda	9,970,308	7,887,832	—
Brazil	5,786,939	—	—
Canada	34,733,752	—	—
Cayman Islands	1,383,261	2,155,930	—
Chile	460,503	—	—
China	—	3,998,190	—
Czech Republic	—	2,659,303	—
Denmark	—	3,823,569	—
Finland	—	7,985,274	—
France	610,115	16,607,695	—
Gabon	352,927	—	—
Germany	994,569	6,774,165	—
Greece	—	1,763,827	—
Guernsey	7,721,246	—	—
Hong Kong	—	8,296,980	—
Hungary	—	241,143	—
India	167,748	—	—
Indonesia	—	4,567,840	—
Ireland	2,627,814	—	—
Israel	521,796	4,184,628	—
Italy	10,823	3,947,941	—
Japan	204,816	53,499,368	—
Luxembourg	—	141,720	—
Malaysia	51,892	3,608,871	—
Marshall Island	36,704	—	—
Mexico	1,493,245	—	—
Netherlands	619,808	7,705,531	—
New Zealand	—	59,241	—
Norway	—	2,641,528	—
Philippines	886,878	331,446	—
Poland	—	1,480,507	—
Portugal	—	550,494	—
Russia	670,600	—	—
Singapore	—	16,917,320	—
South Africa	—	4,096,765	—
South Korea	75,123	7,462,416	—
Spain	32,820	6,892,724	—
Sweden	—	8,563,989	—
Switzerland	2,811,049	15,262,959	—
Taiwan	87,278	9,779,786	—
Thailand	133,671	3,605,485	—
Turkey	111,628	3,371,824	—
United Kingdom	775,708	45,128,063	—
United States	641,131,569	—	—
Warrants:
France	396	—	—
Hong Kong	3,943	—	—
Italy	1,174	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A337

ATS SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds:
Australia	$—	$6,472,209	$—
Austria	—	2,645,422	—
Canada	—	15,976,394	—
Cayman Islands	—	5,109,905	—
Denmark	—	1,642,305	—
France	—	8,297,342	—
Japan	—	4,231,776	—
Luxembourg	—	4,301,752	—
Mexico	—	2,170,827	—
Netherlands	—	4,312,598	—
South Korea	—	911,947	—
Supra National Bank	—	6,235,906	—
Sweden	—	1,594,340	—
Switzerland	—	3,179,121	—
United Kingdom	—	22,664,034	—
United States	—	201,871,779	—
U.S. Treasury Obligations	—	68,912,471	—
Affiliated Money Market Mutual Fund	326,230,347	—	—
Other Financial Instruments*
Futures	(13,121,469)	—	—
Forward Foreign Currency Contracts	—	(8,175,705)	—

Total	$1,027,744,274	$645,485,269	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Exchange Traded Funds	21.3%
Affiliated Money Market Mutual Fund (5.0% represents investments purchased with collateral from securities on loan)	20.3
Financial – Bank & Trust	4.8
Insurance	4.5
U.S. Treasury Obligations	4.3
Oil, Gas & Consumable Fuels	4.2
Telecommunications	3.7
Pharmaceuticals	3.4
Retail & Merchandising	3.2
Foods	2.9
Commercial Banks	2.4
Computer Services & Software	2.4
Financial Services	2.4
Healthcare Products & Services	2.3
Metals & Mining	1.9
Diversified Financial Services	1.5
Utilities	1.4
Commercial Services	1.3
Media	1.3
Aerospace & Defense	1.2
Chemicals	1.2
Electric	1.0

Semiconductors	1.0%
Real Estate Investment Trusts	0.8
Construction & Engineering	0.7
Tobacco	0.7
Electronic Components & Equipment	0.6
Beverages	0.6
Agriculture	0.5
Biotechnology	0.5
Distribution/Wholesale	0.5
Containers & Packaging	0.5
Manufacturing	0.5
Machinery & Equipment	0.4
Internet Software & Services	0.4
Consumer Products & Services	0.4
Transportation	0.3
Pipelines	0.3
Investment Companies	0.3
Environmental Services	0.3
Entertainment & Leisure	0.3
Household Products	0.3
Apparel & Textile	0.3
Holding Companies	0.2
Real Estate Management & Development	0.2
Restaurants	0.2
Paper & Forest Products	0.2
Office Equipment & Supplies	0.2
Auto Parts & Equipment	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Industry (continued)
Cable Television	0.2%
Advertising	0.1
Building Materials & Construction	0.1
Thrifts & Mortgage Finance	0.1
Diversified Machinery	0.1
Hotels & Motels	0.1
Leisure Equipment & Products	0.1
Cosmetics & Toiletries	0.1
Storage	0.1
Forest & Paper Products	0.1
Shipbuilding	0.1

105.5
Liabilities in excess of other assets	(5.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$343,088	*	Due to broker-variation margin	$5,944,689	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	2,485,308		Unrealized depreciation on foreign currency forward contracts	10,661,013
Equity contracts	Unaffiliated investments	5,513		—	—
Equity contracts	Due to broker-variation margin	3,638,824	*	Due to broker-variation margin	11,158,692	*

Total		$6,472,733			$27,764,394

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$(10,000,612)	$—	$(10,000,612)
Foreign exchange contracts	—	—	21,002,623	21,002,623
Equity contracts	116	(25,344,632)	—	(25,344,516)

Total	$116	$(35,345,244)	$21,002,623	$(14,342,505)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$(9,644,227)	$—	$(9,644,227)
Foreign exchange contracts	—	—	(11,920,952)	(11,920,952)
Equity contracts	428	(7,577,593)	—	(7,577,165)

Total	$428	$(17,221,820)	$(11,920,952)	$(29,142,344)

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts – Long Positions(1)	Futures Contracts – Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)
$257,027,967	$330,094,668	$165,610,645	$191,138,093

(1) Value at Trade Date.

(2) Value at Settlement Date Payable.

(3) Value at Settlement Date Receivable.

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $78,387,133:
Unaffiliated investments (cost $1,398,995,231)	$1,368,296,370
Affiliated investments (cost $326,230,347)	326,230,347
Foreign currency, at value (cost $2,579,462)	2,562,474
Deposit with broker	23,979,617
Receivable for investments sold	22,532,548
Dividends and interest receivable	7,212,309
Unrealized appreciation on foreign currency forward contracts	2,485,308
Receivable for fund share sold	2,356,616
Tax reclaim receivable	357,344
Prepaid expenses	1,822

Total Assets	1,756,014,755

LIABILITIES:
Payable to broker for collateral for securities on loan	80,973,228
Payable for investments purchased	27,436,595
Payable for fund share repurchased	17,209,932
Payable to custodian	11,390,670
Unrealized depreciation on foreign currency forward contracts	10,661,013
Due to broker-variation margin	1,406,884
Advisory fees payable	734,352
Accrued expenses and other liabilities	142,523
Foreign capital gains tax liability accrued	131,838
Shareholder servicing fees payable	7,496
Affiliated transfer agent fee payable	542

Total Liabilities	150,095,073

NET ASSETS	$1,605,919,682

Net assets were comprised of:
Paid-in capital	$1,662,086,415
Retained earnings	(56,166,733)

Net assets, June 30, 2010	$1,605,919,682

Net asset value and redemption price per share, $1,605,919,682 / 138,150,391 outstanding shares of beneficial interest	$11.62

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $835,164 foreign withholding tax)	$15,866,456
Unaffiliated interest income	7,029,139
Affiliated dividend income	6,302,044
Affiliated income from securities lending, net	126,917

29,324,556

EXPENSES
Advisory fees	7,761,511
Shareholder servicing fees and expenses	705,592
Custodian and accounting fees	300,000
Audit fee	17,000
Trustees’ fees	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	3,000
Insurance expenses	2,000
Miscellaneous	44,783

Total expenses	8,856,886
Less: shareholder servicing fee waiver	(100,102)

Net expenses	8,756,784

NET INVESTMENT INCOME	20,567,772

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes of $(23,562))	29,981,647
Futures transactions	(35,345,244)
Foreign currency transactions	21,480,951

16,117,354

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes of $(62,932))	(83,335,541)
Futures	(17,221,820)
Foreign currencies	(11,958,719)

(112,516,080)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(96,398,726)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(75,830,954)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$20,567,772	$11,652,240
Net realized gain (loss) on investments and foreign currency transactions	16,117,354	(2,223,663)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(112,516,080)	91,194,619

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(75,830,954)	100,623,196

DISTRIBUTIONS	(11,687,246)	(4,540,663)

FUND SHARE TRANSACTIONS:
Fund share sold [64,751,635 and 74,922,799 shares, respectively]	794,025,657	845,369,695
Fund share issued in reinvestment of distributions [991,285 and 421,212 shares, respectively]	11,687,246	4,540,663
Fund share repurchased [15,715,393 and 3,698,521 shares, respectively]	(184,375,485)	(33,507,733)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	621,337,418	816,402,625

TOTAL INCREASE IN NET ASSETS	533,819,218	912,485,158
NET ASSETS:
Beginning of period	1,072,100,464	159,615,306

End of period	$1,605,919,682	$1,072,100,464

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.1%
Triumph Group, Inc.	65,262	$4,348,407

Auto Parts & Equipment — 3.9%
American Axle & Manufacturing Holdings, Inc.*(a)	524,335	3,843,376
ArvinMeritor, Inc.*(a)	389,170	5,098,127
WABCO Holdings, Inc.*	208,600	6,566,728

		15,508,231

Biotechnology — 0.3%
Seattle Genetics, Inc.*	100,432	1,204,180

Chemicals — 1.9%
Huntsman Corp.	880,312	7,632,305

Clothing & Apparel — 1.1%
Steven Madden Ltd.*	138,510	4,365,835

Commercial Banks — 0.9%
First Commonwealth Financial Corp.	284,356	1,492,869
UMB Financial Corp.	55,750	1,982,470

		3,475,339

Commercial Services — 8.4%
Coinstar, Inc.*(a)	169,690	7,291,579
GEO Group, Inc. (The)*(a)	371,060	7,699,495
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	165,806	3,020,985
Sotheby’s(a)	171,360	3,919,003
SuccessFactors, Inc.*(a)	218,479	4,542,179
Waste Connections, Inc.*	199,798	6,970,952

		33,444,193

Commercial Services & Supplies — 0.7%
Monster Worldwide, Inc.*(a)	250,160	2,914,364

Computer Hardware — 1.3%
Netezza Corp.*(a)	387,552	5,301,711

Computer Services & Software — 6.4%
ANSYS, Inc.*	193,536	7,851,755
ArcSight, Inc.*(a)	135,607	3,036,241
Informatica Corp.*	301,575	7,201,611
Radiant Systems, Inc.*	159,697	2,309,219
Riverbed Technology, Inc.*(a)	181,955	5,025,597

		25,424,423

Diversified Financial Services — 1.1%
Duff & Phelps Corp. (Class A Stock)	221,396	2,796,232
optionsXpress Holdings, Inc.*(a)	109,515	1,723,766

		4,519,998

Electronic Components — 1.2%
Universal Electronics, Inc.*	287,699	4,784,434

Electronic Components & Equipment — 5.4%
Coherent, Inc.*	188,277	6,457,901
DTS, Inc.*(a)	217,056	7,134,631
GrafTech International Ltd.*	543,380	7,944,215

		21,536,747

COMMON STOCKS (continued)	Shares	Value (Note 2)
Entertainment & Leisure — 3.2%
Bally Technologies, Inc.*(a)	218,749	$7,085,280
Shuffle Master, Inc.*	701,389	5,618,126

		12,703,406

Financial Services — 2.3%
Cash America International, Inc.	251,135	8,606,396
Gleacher & Company, Inc.*	182,607	465,648

		9,072,044

Healthcare Products — 4.2%
Bruker Corp.*	172,410	2,096,505
Cutera, Inc.*	154,327	1,421,352
Thoratec Corp.*(a)	304,860	13,026,668

		16,544,525

Healthcare Providers & Services — 1.8%
Lincare Holdings, Inc.*(a)	219,350	7,131,069

Healthcare Services — 2.7%
Amedisys, Inc.*(a)	96,125	4,226,616
Centene Corp.*(a)	197,400	4,244,100
Genoptix, Inc.*	131,930	2,269,196

		10,739,912

Healthcare Technology — 2.3%
Eclipsys Corp.*	501,707	8,950,453

Insurance — 0.5%
MGIC Investment Corp.*(a)	292,123	2,012,728

Internet Services — 1.9%
TIBCO Software, Inc.*	635,148	7,659,885

Lodging — 0.8%
Choice Hotels International, Inc.	97,338	2,940,581

Machinery & Equipment — 1.7%
Regal-Beloit Corp.	118,462	6,607,810

Medical Supplies & Equipment — 4.6%
American Medical Systems Holdings, Inc.*(a)	386,298	8,544,912
Quality Systems, Inc.(a)	145,398	8,431,630
Vital Images, Inc.*	112,795	1,438,136

		18,414,678

Metals & Mining — 1.9%
Northwest Pipe Co.*	179,209	3,404,971
Titanium Metals Corp.*(a)	224,375	3,946,756

		7,351,727

Oil & Gas — 7.2%
Brigham Exploration Co.*	256,731	3,948,523
Lufkin Industries, Inc.	278,244	10,848,733
Oasis Petroleum, Inc.*	299,836	4,347,622
OYO Geospace Corp.*	147,320	7,142,074
Unit Corp.*(a)	57,985	2,353,611

		28,640,563

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals — 6.5%
BioMarin Pharmaceutical, Inc.*(a)	164,625	$3,121,290
Herbalife Ltd. (Cayman Islands)	80,995	3,729,820
ICON PLC, ADR (Ireland)*	229,593	6,632,942
NBTY, Inc.*	153,745	5,228,867
Onyx Pharmaceuticals, Inc.*	115,040	2,483,714
Regeneron Pharmaceuticals, Inc.*	106,107	2,368,308
Salix Pharmaceuticals Ltd.*(a)	59,310	2,314,869

		25,879,810

Real Estate Investment Trust — 0.8%
Redwood Trust, Inc.(a)	213,332	3,123,181

Retail & Merchandising — 7.7%
BJ’s Restaurants, Inc.*(a)	314,150	7,413,940
Chico’s FAS, Inc.	382,920	3,783,249
Genesco, Inc.*	411,344	10,822,461
Vitamin Shoppe, Inc.*	327,075	8,389,474

		30,409,124

Semiconductors — 10.8%
FormFactor, Inc.*(a)	474,247	5,121,868
ON Semiconductor Corp.*	900,609	5,745,885
Rovi Corp.*(a)	290,650	11,018,542
Rubicon Technology, Inc.*(a)	169,775	5,057,597
Teradyne, Inc.*(a)	327,910	3,197,123
Varian Semiconductor Equipment Associates, Inc.*	283,605	8,128,119
Veeco Instruments, Inc.*(a)	136,440	4,677,163

		42,946,297

Software — 1.4%
MedAssets, Inc.*(a)	240,210	5,544,047

COMMON STOCKS (continued)	Shares	Value (Note 2)
Telecommunications — 1.1%
EMS Technologies, Inc.*	292,835	$4,398,382

Transportation — 1.7%
Landstar System, Inc.	173,785	6,775,877

TOTAL LONG-TERM INVESTMENTS (cost $348,052,812)		392,306,266

SHORT-TERM INVESTMENT — 40.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $158,832,616; includes $150,207,218 of cash collateral for securities on loan)(b)(w)(Note 4)	158,832,616	158,832,616

TOTAL INVESTMENTS — 138.8% (cost $506,885,428)		551,138,882
Liabilities in excess of other assets — (38.8)%		(154,034,665)

NET ASSETS — 100.0%		$397,104,217

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $146,024,148; cash collateral of $150,207,218 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$392,306,266	$—	$—
Affiliated Money Market Mutual Fund	158,832,616	—	—

Total	$551,138,882	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (37.8% represents investments purchased with collateral from securities on loan)	40.0%
Semiconductors	10.8
Commercial Services	8.4
Retail & Merchandising	7.7
Oil & Gas	7.2
Pharmaceuticals	6.5
Computer Services & Software	6.4
Electronic Components & Equipment	5.4
Medical Supplies & Equipment	4.6
Healthcare Products	4.2
Auto Parts & Equipment	3.9
Entertainment & Leisure	3.2
Healthcare Services	2.7
Financial Services	2.3
Healthcare Technology	2.3
Internet Services	1.9
Chemicals	1.9
Metals & Mining	1.9
Healthcare Providers & Services	1.8
Transportation	1.7
Machinery & Equipment	1.7
Software	1.4
Computer Hardware	1.3
Electronic Components	1.2
Diversified Financial Services	1.1
Telecommunications	1.1
Clothing & Apparel	1.1
Aerospace & Defense	1.1
Commercial Banks	0.9
Real Estate Investment Trust	0.8
Lodging	0.8
Commercial Services & Supplies	0.7
Insurance	0.5
Biotechnology	0.3

138.8
Liabilities in excess of other assets	(38.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST SMALL CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $146,024,148:
Unaffiliated investments (cost $348,052,812)	$392,306,266
Affiliated investments (cost $158,832,616)	158,832,616
Receivable for fund share sold	5,117,312
Receivable for investments sold	1,811,999
Dividends receivable	198,800
Prepaid expenses	1,575

Total Assets	558,268,568

LIABILITIES:
Payable to broker for collateral for securities on loan	150,207,218
Payable for fund share repurchased	7,859,242
Payable for investments purchased	2,480,069
Payable to custodian	403,779
Advisory fees payable	166,180
Accrued expenses and other liabilities	43,606
Shareholder servicing fees payable	2,234
Deferred trustees’ fees	1,481
Affiliated transfer agent fee payable	542

Total Liabilities	161,164,351

NET ASSETS	$397,104,217

Net assets were comprised of:
Paid-in capital	$518,677,054
Retained earnings	(121,572,837)

Net assets, June 30, 2010	$397,104,217

Net asset value and redemption price per share, $397,104,217 / 26,474,023 outstanding shares of beneficial interest	$15.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Affiliated income from securities lending, net	$518,962
Unaffiliated dividend income (net of $8,054 foreign withholding tax)	386,273
Affiliated dividend income	7,324

912,559

EXPENSES
Advisory fees	1,749,291
Shareholder servicing fees and expenses	194,366
Custodian and accounting fees	46,000
Audit fee	9,000
Shareholders’ reports	9,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 7)	1,614
Miscellaneous	4,272

Total expenses	2,032,543

NET INVESTMENT LOSS	(1,119,984)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	20,166,643
Net change in unrealized appreciation (depreciation) on investments	(23,394,119)

NET LOSS ON INVESTMENTS	(3,227,476)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,347,460)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,119,984)	$969,037
Net realized gain (loss) on investment transactions	20,166,643	(14,809,602)
Net change in unrealized appreciation (depreciation) on investments	(23,394,119)	96,020,754

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,347,460)	82,180,189

DISTRIBUTIONS	(966,525)	(126,476)

FUND SHARE TRANSACTIONS:
Fund share sold [7,387,161 and 11,897,290 shares, respectively]	118,238,867	148,684,463
Fund share issued in reinvestment of distributions [60,711 and 10,418 shares, respectively]	966,525	126,476
Fund share repurchased [5,136,264 and 7,323,060 shares, respectively]	(78,877,599)	(88,135,954)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	40,327,793	60,674,985

TOTAL INCREASE IN NET ASSETS	35,013,808	142,728,698
NET ASSETS:
Beginning of period	362,090,409	219,361,711

End of period	$397,104,217	$362,090,409

SEE NOTES TO FINANCIAL STATEMENTS.

A345

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 97.8%	Shares	Value (Note 2)
Aerospace — 1.2%
BE Aerospace, Inc.*	80,659	$2,051,158
Curtiss-Wright Corp.	22,100	641,784
Esterline Technologies Corp.*	20,200	958,490
Moog, Inc. (Class A Stock)*	6,350	204,661
Triumph Group, Inc.(a)	60,773	4,049,305

		7,905,398

Aerospace & Defense — 0.7%
Ducommun, Inc.	17,900	306,090
LMI Aerospace, Inc.*	15,500	244,435
Spirit Aerosystems Holdings, Inc. (Class A Stock)*(a)	83,490	1,591,319
Teledyne Technologies, Inc.*	65,967	2,545,007

		4,686,851

Agriculture — 0.2%
Andersons, Inc. (The)	39,000	1,271,010

Airlines — 0.5%
AirTran Holdings, Inc.*(a)	25,400	123,190
Alaska Air Group, Inc.*	21,600	970,920
JetBlue Airways Corp.*	106,500	584,685
Republic Airways Holdings, Inc.*(a)	122,800	750,308
SkyWest, Inc.	81,800	999,596
UAL Corp.*(a)	10,800	222,048

		3,650,747

Apparel & Textile — 0.1%
Maidenform Brands, Inc.*	33,400	680,024

Auto Parts & Related
Douglas Dynamics, Inc.*	18,400	211,600

Automobiles
Tesla Motors, Inc.*	12,200	289,201

Automotive Components — 1.2%
Cooper Tire & Rubber Co.(a)	258,865	5,047,867
Superior Industries International, Inc.	70,640	949,402
WABCO Holdings, Inc.*	57,620	1,813,878

		7,811,147

Automotive Parts — 0.5%
ATC Technology Corp.*	137,929	2,223,416
Sonic Automotive, Inc. (Class A Stock)*(a)	115,700	990,392
Spartan Motors, Inc.	41,900	175,980

		3,389,788

Biotechnology — 0.3%
Celera Corp.*	11,300	74,015
Emergent Biosolutions, Inc.*	18,800	307,192
Lexicon Pharmaceuticals, Inc.*	327,500	419,200
Martek Biosciences Corp.*	47,100	1,116,741
Tengion, Inc.*	37,200	136,152
United Therapeutics Corp.*	6,100	297,741

		2,351,041

COMMON STOCKS (continued)	Shares	Value (Note 2)
Broadcasting — 0.5%
Belo Corp. (Class A Stock)*	211,019	$1,200,698
Crown Media Holdings, Inc. (Class A Stock)*	11,400	20,064
Journal Communications, Inc. (Class A Stock)*	110,100	437,097
LIN TV Corp. (Class A Stock)*	67,716	366,344
LodgeNet Interactive Corp.*(a)	98,800	366,548
Sinclair Broadcast Group, Inc. (Class A Stock)*(a)	203,500	1,186,405

		3,577,156

Building Materials — 0.1%
ABM Industries, Inc.	12,200	255,590
NCI Building Systems, Inc.*	17,160	143,629
Nordic American Tanker Shipping (Bermuda)*(a)	8,900	250,001
Trex Co., Inc.*	5,200	104,468

		753,688

Building Products — 0.4%
Gibraltar Industries, Inc.*	161,135	1,627,464
Simpson Manufacturing Co., Inc.	34,433	845,330

		2,472,794

Business Services — 0.3%
GP Strategies Corp.*	7,600	55,176
School Specialty, Inc.*	107,701	1,946,157

		2,001,333

Capital Markets — 1.6%
Affiliated Managers Group, Inc.*(a)	31,640	1,922,763
Artio Global Investors, Inc.	192,470	3,029,478
Cohen & Steers, Inc.(a)	15,101	313,195
Duff & Phelps Corp. (Class A Stock)	71,660	905,066
FBR Capital Markets Corp.*	299,160	996,203
HFF, Inc. (Class A Stock)*	240,030	1,697,012
Raymond James Financial, Inc.	67,590	1,668,797
Thomas Weisel Partners Group, Inc.*	88,657	522,189

		11,054,703

Chemicals — 2.2%
Aceto Corp.	42,400	242,952
Cabot Corp.	43,461	1,047,845
Compass Minerals International, Inc.	6,200	435,736
Cytec Industries, Inc.	32,618	1,304,394
Ferro Corp.*	244,840	1,804,471
Fuller (H.B.) Co.	48,400	919,116
Huntsman Corp.	169,529	1,469,816
Innophos Holdings, Inc.	22,600	589,408
Koppers Holdings, Inc.	66,880	1,503,462
Minerals Technologies, Inc.	8,500	404,090
NewMarket Corp.	91	7,946
Olin Corp.	13,200	238,788
OM Group, Inc.*	67,600	1,612,936
PolyOne Corp.*	149,790	1,261,232
Rockwood Holdings, Inc.*	22,600	512,794

SEE NOTES TO FINANCIAL STATEMENTS.

A346

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Schulman, (A.), Inc.	18,300	$346,968
Solutia, Inc.*	56,900	745,390
Spartech Corp.*	52,500	538,125

		14,985,469

Clothing & Apparel — 0.4%
Brown Shoe Co., Inc.	28,025	425,420
Carter’s, Inc.*	19,300	506,625
Gymboree Corp.*	10,800	461,268
Iconix Brand Group, Inc.*(a)	59,700	857,889
Warnaco Group, Inc. (The)*	15,500	560,170

		2,811,372

Commercial Banks — 4.5%
Bancorp, Inc. (The)*	350,323	2,743,029
City National Corp.(a)	23,390	1,198,270
Cullen/Frost Bankers, Inc.	30,632	1,574,485
First Busey Corp.	50,200	227,406
First Interstate Bancsystem, Inc.	20,700	325,611
First Security Group, Inc.	317,649	609,886
IBERIABANK Corp.	107,464	5,532,247
KeyCorp	231,750	1,782,157
Signature Bank*	165,704	6,298,409
StellarOne Corp.	19,200	245,184
SVB Financial Group*(a)	61,820	2,548,839
Synovus Financial Corp.(a)	906,427	2,302,324
Tompkins Financial Corp.(a)	25,933	978,971
Umpqua Holdings Corp.	167,847	1,926,883
Wintrust Financial Corp.(a)	74,900	2,497,166

		30,790,867

Commercial Services & Supplies — 2.7%
Deluxe Corp.	121,800	2,283,750
Diebold, Inc.(a)	70,710	1,926,848
DynCorp International, Inc. (Class A Stock)*	96,400	1,688,928
HealthSpring, Inc.*	52,700	817,377
PHH Corp.*(a)	187,000	3,560,480
State Bancorp, Inc.	13,200	125,400
TNS, Inc.*	97,576	1,701,726
Towers Watson & Co. (Class A Stock)	99,904	3,881,270
United Stationers, Inc.*	39,760	2,165,727

		18,151,506

Communications Equipment — 0.8%
Bel Fuse, Inc. (Class B Stock)	24,230	400,038
Black Box Corp.	50,190	1,399,799
Digi International, Inc.*	107,860	892,002
Plantronics, Inc.	91,810	2,625,766

		5,317,605

Computer Hardware — 0.2%
Imation Corp.*	35,700	328,083
Insight Enterprises, Inc.*	28,200	371,112
Mercury Computer Systems, Inc.*	25,400	297,942
Quantum Corp.*	164,200	308,696

		1,305,833

COMMON STOCKS (continued)	Shares	Value (Note 2)
Computer Services & Software — 2.2%
Aspen Technology, Inc.*	58,600	$638,154
Brocade Communications Systems, Inc.*	330,417	1,704,952
CACI International, Inc. (Class A Stock)*	42,036	1,785,689
CIBER, Inc.*	97,900	271,183
DynaVox, Inc. (Class A Stock)*	20,200	323,402
Gartner, Inc.*(a)	31,000	720,750
JDA Software Group, Inc.*(a)	131,039	2,880,237
Mantech International Corp. (Class A Stock)*	6,100	259,677
NetScout Systems, Inc.*	14,100	200,502
Novell, Inc.*	151,343	859,628
Parametric Technology Corp.*	129,464	2,028,701
Progress Software Corp.*	15,100	453,453
Quest Software, Inc.*	16,500	297,660
QuinStreet, Inc.*(a)	6,100	70,211
Radisys Corp.*	10,400	99,008
Smart Modular Technologies (WWH), Inc. (Cayman Islands)*	45,700	267,345
SPS Commerce, Inc.*	7,500	87,150
SRA International, Inc. (Class A Stock)*	32,300	635,341
SS&C Technologies Holdings, Inc.*	6,600	105,798
SYNNEX Corp.*(a)	34,800	891,576
TIBCO Software, Inc.*	20,700	249,642
Virtusa Corp.*	7,100	66,243

		14,896,302

Computers & Peripherals — 0.2%
Rimage Corp.*	39,140	619,586
Unisys Corp.*	22,920	423,791

		1,043,377

Computers – Networking — 0.3%
Calix, Inc.*	3,800	38,988
Xyratex Ltd. (Bermuda)*	139,073	1,967,883

		2,006,871

Conglomerates — 0.2%
Teleflex, Inc.(a)	30,950	1,679,966

Construction — 0.1%
Brookfield Homes Corp.*(a)	10,400	70,096
Standard Pacific Corp.*(a)	102,600	341,658

		411,754

Construction and Engineering — 0.9%
EMCOR Group, Inc.*(a)	185,350	4,294,560
Granite Construction, Inc.	13,460	317,387
Tutor Perini Corp.*	104,786	1,726,873

		6,338,820

Consumer Products & Services — 0.9%
Buckeye Technologies, Inc.*	114,300	1,137,285
Central Garden & Pet Co.*	106,849	1,016,134
G & K Services, Inc. (Class A Stock)	68,128	1,406,843
JAKKS Pacific, Inc.*(a)	58,600	842,668

SEE NOTES TO FINANCIAL STATEMENTS.

A347

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Consumer Products & Services (continued)
Jarden Corp.	6,851	$184,087
Regis Corp.(a)	82,232	1,280,352

		5,867,369

Containers & Packaging — 0.9%
AptarGroup, Inc.	71,508	2,704,433
Graham Packaging Co., Inc.*	42,300	506,331
Silgan Holdings, Inc.	102,322	2,903,898

		6,114,662

Distribution/Wholesale
Brightpoint, Inc.*	21,200	148,400

Diversified Consumer Services — 0.4%
Sotheby’s(a)	28,760	657,741
Steiner Leisure Ltd. (Bahamas)*	48,532	1,865,570

		2,523,311

Diversified Financial Services — 0.2%
BGC Partners, Inc. (Class A Stock)	167,400	855,414
Marlin Business Services Corp.*	7,500	90,675
Meru Networks, Inc.*(a)	25,400	301,244
Oppenheimer Holdings, Inc. (Class A Stock)	7,500	179,625
Teton Advisors, Inc. (Class A Stock)*	297	2,747
Virtus Investment Partners, Inc.*	850	15,912

		1,445,617

Diversified Operations
Standex International Corp.	10,800	273,780

Electric Utilities — 1.1%
MGE Energy, Inc.	34,110	1,229,324
NV Energy, Inc.(a)	142,780	1,686,232
Portland General Electric Co.	234,357	4,295,764

		7,211,320

Electrical Equipment — 1.0%
GrafTech International Ltd.*	172,600	2,523,412
Regal-Beloit Corp.	73,610	4,105,966

		6,629,378

Electronic Components & Equipment — 2.6%
Arris Group, Inc.*	77,039	785,028
AVX Corp.	78,210	1,002,652
Belden, Inc.	100,306	2,206,732
Benchmark Electronics, Inc.*	34,850	552,373
Checkpoint Systems, Inc.*	19,800	343,728
Coherent, Inc.*	82,744	2,838,119
CTS Corp.	31,500	291,060
DDI Corp.	4,100	30,873
EnerSys*	67,300	1,438,201
FEI Co.*	22,600	445,446
Littelfuse, Inc.*(a)	53,697	1,697,362
Park Electrochemical Corp.	39,910	974,203
PowerSecure International, Inc.*	14,100	128,169
Synopsys, Inc.*(a)	82,022	1,711,799
TTM Technologies, Inc.*	72,000	684,000
VAALCO Energy, Inc.*	55,500	310,800

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Components & Equipment (continued)
Zebra Technologies Corp. (Class A Stock)*	95,101	$2,412,712

		17,853,257

Electronics — 0.3%
Greatbatch, Inc.*	64,300	1,434,533
Spectrum Control, Inc.*	21,100	294,978

		1,729,511

Energy Equipment & Services — 0.8%
Gulf Island Fabrication, Inc.	72,200	1,120,544
ION Geophysical Corp.*(a)	283,930	988,077
Matrix Service Co.*	156,420	1,456,270
National Oilwell Varco, Inc.	12,260	405,438
Natural Gas Services Group, Inc.*	74,040	1,120,225
Superior Well Services, Inc.*(a)	30,890	516,481

		5,607,035

Entertainment & Leisure — 0.5%
International Speedway Corp. (Class A Stock)	47,238	1,216,851
Isle of Capri Casinos, Inc.*	128,000	1,185,280
Scientific Games Corp. (Class A Stock)*	87,528	805,257

		3,207,388

Environmental Services — 0.6%
Clean Harbors, Inc.*	29,793	1,978,553
EnergySolutions, Inc.	175,560	893,600
Tetra Tech, Inc.*	72,283	1,417,470
Waste Services, Inc.*	7,500	87,450

		4,377,073

Equipment Services
RPC, Inc.	17,725	241,946

Exchange Traded Funds — 0.1%
iShares Nasdaq Biotechnology Index Fund*(a)	11,767	912,766

Financial – Bank & Trust — 6.2%
1st Source Corp.	8,100	137,052
1st United Bancorp, Inc.*	41,400	304,704
Ameris Bancorp.*(a)	17,606	170,078
Banco Latinoamericano de Comercio Exterior SA (Panama)	24,900	311,001
BancorpSouth, Inc.(a)	78,087	1,396,196
Bank of the Ozarks, Inc.	10,400	368,888
Berkshire Hills Bancorp, Inc.	9,900	192,852
Boston Private Financial Holdings, Inc.(a)	142,137	913,941
Brookline Bancorp, Inc.	44,200	392,496
Cardinal Financial Corp.	122,839	1,135,032
Cathay General Bancorp	43,300	447,289
Central Pacific Financial Corp.*(a)	66,600	99,900
Chemical Financial Corp.	16,885	367,755
Citizens Republic Bancorp, Inc.*	1,359,623	1,155,680
City Holding Co.	33,900	945,132
Columbia Banking System, Inc.	20,000	365,200

SEE NOTES TO FINANCIAL STATEMENTS.

A348

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial – Bank & Trust (continued)
Community Bank System, Inc.	18,800	$414,164
Community Trust Bancorp, Inc.	32,742	821,824
CVB Financial Corp.	207,400	1,970,300
East West Bancorp, Inc.	28,200	430,050
Financial Institutions, Inc.	16,500	293,040
First Bancorp (Puerto Rico)*(a)	25,600	13,568
First Bancorp (United States)	14,100	204,309
First Community Bancshares, Inc.	39,500	580,255
First Financial Bancorp	190,749	2,851,697
First Horizon National Corp.*(a)	114,402	1,309,903
First Merchants Corp.	33,700	285,776
First Niagara Financial Group, Inc.	93,817	1,175,527
First South Bancorp, Inc.	6,100	64,721
FirstMerit Corp.	124,397	2,130,921
FNB Corp.	135,500	1,088,065
Hancock Holding Co.	41,249	1,376,067
Hawaiian Holdings, Inc.*	61,600	318,472
Heartland Financial USA, Inc.	7,500	129,600
Hudson Valley Holding Corp.	7,900	182,648
Independent Bank Corp.	32,500	802,100
Lakeland Bancorp, Inc.	44,700	380,844
MainSource Financial Group, Inc.	32,300	231,591
Nara Bancorp, Inc.*	14,100	118,863
National Penn Bancshares, Inc.	248,492	1,493,437
Ocwen Financial Corp.*	73,800	752,022
Old Second Bancorp, Inc.	4,300	8,600
Oriental Financial Group, Inc. (Puerto Rico)	3,000	37,980
PacWest Bancorp(a)	113,381	2,076,006
Park National Corp.(a)	7,500	487,800
Penson Worldwide, Inc.*(a)	50,800	286,512
Peoples Bancorp, Inc.	18,200	263,900
Porter Bancorp, Inc.	1,980	24,988
Provident Financial Services, Inc.	41,900	489,811
Renasant Corp.(a)	36,500	523,775
Republic Bancorp, Inc. (Class A Stock)	12,446	278,790
S&T Bancorp, Inc.(a)	16,900	333,944
SCBT Financial Corp.	11,800	415,596
Shore Bancshares, Inc.	3,200	38,112
Sierra Bancorp	18,800	216,200
Simmons First National Corp. (Class A Stock)	9,900	259,974
South Financial Group, Inc. (The)(a)	341,100	92,950
Southside Bancshares, Inc.	20,941	411,281
Southwest Bancorp, Inc.	18,800	249,852
Sterling Bancorp	17,400	156,600
Sterling Bancshares, Inc.	57,600	271,296
Suffolk Bancorp	6,600	204,204
Susquehanna Bancshares, Inc.	92,700	772,191
Trico Bancshares(a)	15,100	255,643
Trustmark Corp.	26,800	557,976
United Bankshares, Inc.(a)	9,900	237,006
United Community Banks, Inc.*	211,799	836,606
Washington Trust Bancorp, Inc.	12,700	216,408
WesBanco, Inc.	22,800	384,180
West Bancorp, Inc.*	29,700	202,257
Wilshire Bancorp, Inc.	25,400	222,250

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial – Bank & Trust (continued)
Zions Bancorporation(a)	128,611	$2,774,139

		41,709,787

Financial – Brokerage — 0.2%
Knight Capital Group, Inc. (Class A Stock)*	70,600	973,574
LaBranche & Co., Inc.*	66,200	283,336

		1,256,910

Financial Institutions — 0.1%
Fifth Street Finance Corp.(a)	14,100	155,523
Kayne Anderson Energy Development Co.	13,820	209,649

		365,172

Financial Services — 2.6%
Advance America Cash Advance Centers, Inc.	34,400	142,072
Alliance Financial Corp.	3,800	105,640
Assured Guaranty Ltd. (Bermuda)(a)	98,300	1,304,441
BlackRock Kelso Capital Corp.	23,970	236,584
CompuCredit Holdings Corp.	34,722	137,499
Dime Community Bancshares	24,600	303,318
Dollar Financial Corp.*	53,268	1,054,174
Doral Financial Corp. (Puerto Rico)*(a)	33,900	82,716
Encore Capital Group, Inc.*	27,300	562,653
Federated Investors, Inc. (Class B Stock)(a)	76,273	1,579,614
Financial Engines, Inc.*	11,800	160,480
First Commonwealth Financial Corp.	86,000	451,500
Flushing Financial Corp.	13,900	169,997
GFI Group, Inc.	42,900	239,382
Global Cash Access Holdings, Inc.*	27,800	200,438
Hallmark Financial Services, Inc.*	17,400	173,130
Lakeland Financial Corp.	17,500	349,650
MCG Capital Corp.	145,386	702,214
National Financial Partners Corp.*	177,300	1,732,221
NBT Bancorp, Inc.	28,700	586,054
Nelnet, Inc. (Class A Stock)	65,800	1,268,624
OceanFirst Financial Corp.	10,800	130,356
Prospect Capital Corp.	187,703	1,811,334
Sanders Morris Harris Group, Inc.	18,700	103,785
Stifel Financial Corp.*	12,080	524,151
TICC Capital Corp.	19,010	159,684
Trustco Bank Corp.	48,500	271,600
Whitney Holding Corp.(a)	156,934	1,451,640
World Acceptance Corp.*(a)	40,400	1,547,724
WSFS Financial Corp.	10,000	359,300

		17,901,975

Food — 1.3%
American Italian Pasta Co. (Class A Stock)*	25,200	1,332,324
B&G Foods, Inc. (Class A Stock)	35,300	380,534
Chiquita Brands International, Inc.*	16,500	200,475
Corn Products International, Inc.	59,630	1,806,789
Dean Foods Co.*	229,943	2,315,526

SEE NOTES TO FINANCIAL STATEMENTS.

A349

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food (continued)
Nash-Finch Co.	10,800	$368,928
Sanderson Farms, Inc.	13,900	705,286
Spartan Stores, Inc.	75,300	1,033,116
TreeHouse Foods, Inc.*	8,500	388,110

		8,531,088

Food & Staples Retailing — 0.4%
Casey’s General Stores, Inc.	44,580	1,555,842
Weis Markets, Inc.	32,530	1,070,562

		2,626,404

Food Products — 0.1%
Smithfield Foods, Inc.*(a)	47,080	701,492

Gas Utilities — 0.6%
Laclede Group, Inc. (The)	16,380	542,669
New Jersey Resources Corp.	79,039	2,782,173
Northwest Natural Gas Co.	20,660	900,156

		4,224,998

Healthcare Products — 0.1%
Cutera, Inc.*	37,600	346,296
GenMark Diagnostics, Inc.*	36,200	160,004

		506,300

Healthcare Providers & Services — 0.7%
Cross Country Healthcare, Inc.*	62,040	557,739
LifePoint Hospitals, Inc.*	50,812	1,595,497
RehabCare Group, Inc.*	114,682	2,497,774

		4,651,010

Healthcare Services — 1.1%
AmSurg Corp.*	93,647	1,668,790
Cantel Medical Corp.	28,200	470,940
Centene Corp.*	12,500	268,750
Gentiva Health Services, Inc.*(a)	41,900	1,131,719
HealthSouth Corp.*	22,600	422,846
Magellan Health Services, Inc.*	15,100	548,432
Nighthawk Radiology Holdings, Inc.*	17,700	45,843
Odyssey HealthCare, Inc.*	15,000	400,800
Res-Care, Inc.*	61,500	594,090
Seattle Genetics, Inc.*	13,200	158,268
Triple-S Management Corp. (Class B Stock) (Puerto Rico)*	43,700	810,635
WellCare Health Plans, Inc.*	36,700	871,258

		7,392,371

Healthcare Technology — 0.1%
MedQuist, Inc.	63,280	500,545

Heathcare Equipment & Services — 0.2%
National Dentex Corp.*	77,327	1,302,960

Home Furnishings
Hooker Furniture Corp.	8,500	90,610

Hotels, Restaurants & Leisure — 0.5%
Brinker International, Inc.	29,830	431,342
California Pizza Kitchen, Inc.*	60,510	916,727
CKE Restaurants, Inc.	90,210	1,130,331

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Morgans Hotel Group Co.*	43,750	$269,500
Ruby Tuesday, Inc.*	103,500	879,750

		3,627,650

Household Durables
La-Z-Boy, Inc.*(a)	3,700	27,491

Household Products — 0.9%
Central Garden & Pet Co. (Class A Stock)*	325,089	2,916,048
Helen of Troy Ltd. (Bermuda)*	33,400	736,804
Prestige Brands Holdings, Inc.*	308,187	2,181,964

		5,834,816

Industrial Products — 1.7%
Acuity Brands, Inc.	29,600	1,076,848
Barnes Group, Inc.	69,100	1,132,549
Brady Corp. (Class A Stock)	69,291	1,726,732
Ceradyne, Inc.*	16,000	341,920
EnPro Industries, Inc.*(a)	58,300	1,641,145
Interface, Inc. (Class A Stock)	135,918	1,459,759
Interline Brands, Inc.*	45,200	781,508
Myers Industries, Inc.	22,600	182,834
Watts Water Technologies, Inc. (Class A Stock)	53,767	1,540,962
WESCO International, Inc.*(a)	54,479	1,834,308

		11,718,565

Insurance — 6.8%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	85,500	3,879,990
Alterra Capital Holdings Ltd. (Bermuda)	44,700	839,466
American Equity Investment Life Holding Co.(a)	251,900	2,599,608
American Physicians Capital, Inc.	15,233	469,938
American Safety Insurance Holding Ltd. (Bermuda)*	3,800	59,736
AMERISAFE, Inc.*	88,000	1,544,400
AmTrust Financial Services, Inc.	48,200	580,328
Arch Capital Group Ltd. (Bermuda)*	20,240	1,507,880
Argo Group International Holdings Ltd. (Bermuda)	6,258	191,432
Aspen Insurance Holdings Ltd. (Bermuda)	44,700	1,105,878
CNA Surety Corp.*	124,750	2,004,732
CNO Financial Group, Inc.*	135,046	668,478
Delphi Financial Group, Inc. (Class A Stock)	74,000	1,806,340
EMC Insurance Group, Inc.	58,260	1,277,642
Employers Holdings, Inc.	272,268	4,010,508
Endurance Specialty Holdings Ltd. (Bermuda)(a)	35,125	1,318,241
Fidelity National Financial, Inc. (Class A Stock)	37,190	483,098
Horace Mann Educators Corp.	97,178	1,486,823
Infinity Property & Casualty Corp.	62,328	2,878,307
Meadowbrook Insurance Group, Inc.	507,770	4,382,055
Navigators Group, Inc.*	6,600	271,458

SEE NOTES TO FINANCIAL STATEMENTS.

A350

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
NYMAGIC, Inc.	6,600	$127,314
Platinum Underwriters Holdings Ltd. (Bermuda)	116,558	4,229,890
PMA Capital Corp. (Class A Stock)*	39,000	255,450
Primerica, Inc.*	12,700	272,288
ProAssurance Corp.*	62,922	3,571,453
Radian Group, Inc.	145,800	1,055,592
Reinsurance Group of America, Inc.	49,434	2,259,628
Selective Insurance Group, Inc.	43,700	649,382
Symetra Financial Corp.	21,600	259,200
Tower Group, Inc.	4,662	100,373

		46,146,908

Internet Services — 0.5%
BroadSoft, Inc.*	46,800	400,140
Digital River, Inc.*	110,053	2,631,367
EarthLink, Inc.	47,000	374,120
SonicWALL, Inc.*	16,900	198,575

		3,604,202

Iron & Steel — 0.1%
Metals USA Holdings Corp.*(a)	30,600	457,470

Leisure Equipment & Products — 0.5%
Callaway Golf Co.(a)	541,173	3,268,685

Life Science Tools & Services
Enzo Biochem, Inc.*	16,910	68,824

Machinery — 3.1%
AGCO Corp.*(a)	69,040	1,862,009
Albany International Corp. (Class A Stock)	83,330	1,349,113
Altra Holdings, Inc.*	231,150	3,009,573
IDEX Corp.	48,514	1,386,045
Kaydon Corp.	124,386	4,087,324
Mueller Industries, Inc.	51,780	1,273,788
Mueller Water Products, Inc. (Class A Stock)	443,900	1,646,869
RBC Bearings, Inc.*	76,585	2,220,199
Snap-on, Inc.	53,470	2,187,457
Wabtec Corp.(a)	48,410	1,931,075

		20,953,452

Machinery & Equipment — 1.8%
A.O. Smith Corp.	40,400	1,946,876
Applied Industrial Technologies, Inc.	91,500	2,316,780
Cascade Corp.	3,300	117,513
Chart Industries, Inc.*	4,500	70,110
Columbus McKinnon Corp.*	8,900	124,333
Gardner Denver, Inc.	52,466	2,339,459
Intermec, Inc.*	162,276	1,663,329
Kadant, Inc.*	86,965	1,514,930
T-3 Energy Services, Inc.*	13,200	368,280
Tennant Co.	3,800	128,516
Terex Corp.*(a)	100,538	1,884,082

		12,474,208

Manufacturing
Trimas Corp.*	2,300	26,013

COMMON STOCKS (continued)	Shares	Value (Note 2)
Marine — 0.4%
Diana Shipping, Inc. (Marshall Islands)*	81,679	$919,706
Kirby Corp.*(a)	52,860	2,021,895

		2,941,601

Media — 0.2%
Dolan Co. (The)*	37,100	412,552
Entercom Communications Corp. (Class A Stock)*	46,600	411,012
PRIMEDIA, Inc.	108,000	316,440

		1,140,004

Medical Products — 0.3%
Cooper Cos., Inc. (The)	43,019	1,711,726

Medical Supplies & Equipment — 1.0%
CardioNet, Inc.*	179,300	982,564
CONMED Corp.*	59,675	1,111,745
Cypress Bioscience, Inc.*	162,800	374,440
Halozyme Therapeutics, Inc.*	10,800	76,032
Incyte Corp.*	28,200	312,174
Kensey Nash Corp.*	21,981	521,170
Owens & Minor, Inc.(a)	2,400	68,112
Patterson Cos., Inc.	46,625	1,330,211
PharMerica Corp.*	88,700	1,300,342
Skilled Healthcare Group, Inc. (Class A Stock)*	36,300	246,477
STERIS Corp.	11,800	366,744

		6,690,011

Metals & Mining — 1.8%
Carpenter Technology Corp.	55,390	1,818,454
CIRCOR International, Inc.	12,700	324,866
Cliffs Natural Resources, Inc.(a)	11,230	529,607
Coeur d’alene Mines Corp.*(a)	27,800	438,684
Haynes International, Inc.	70,120	2,161,800
Hecla Mining Co.*	18,400	96,048
Horsehead Holding Corp.*	80,940	611,906
Metalico, Inc.*(a)	75,300	299,694
Olympic Steel, Inc.	22,920	526,472
Quanex Building Products Corp.	21,425	370,438
Royal Gold, Inc.	11,300	542,400
RTI International Metals, Inc.*	105,082	2,533,527
Stillwater Mining Co.*(a)	50,300	584,486
USEC, Inc.*(a)	21,700	103,292
Worthington Industries, Inc.	80,900	1,040,374

		11,982,048

Multi-Utilities — 0.2%
CMS Energy Corp.	73,270	1,073,406

Office Equipment — 0.1%
ACCO Brands Corp.*	51,300	255,987
Knoll, Inc.	37,600	499,704

		755,691

Oil & Gas — 3.4%
Berry Petroleum Co. (Class A Stock)	115,566	2,972,358
Brigham Exploration Co.*	30,100	462,938
Cal Dive International, Inc.*	155,200	907,920

SEE NOTES TO FINANCIAL STATEMENTS.

A351

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas (continued)
Clayton Williams Energy, Inc.*	400	$16,848
Complete Production Services, Inc.*	18,400	263,120
CVR Energy, Inc.*	105,000	789,600
Energy Partners Ltd.*	24,100	294,261
EXCO Resources, Inc.	86,300	1,260,843
Frontier Oil Corp.(a)	131,312	1,766,146
Global Geophysical Services, Inc.*	32,000	223,040
Global Industries Ltd.*	72,900	327,321
Goodrich Petroleum Corp.*(a)	192,119	2,305,428
Gulfport Energy Corp.*(a)	157,100	1,863,206
Key Energy Services, Inc.*(a)	236,938	2,175,091
Lufkin Industries, Inc.	13,200	514,668
Newpark Resources, Inc.*	41,800	252,890
Rosetta Resources, Inc.*	36,200	717,122
Stone Energy Corp.*	32,900	367,164
Swift Energy Co.*	113,765	3,061,416
TETRA Technologies, Inc.*	42,300	384,084
Western Refining, Inc.*(a)	33,000	165,990
WGL Holdings, Inc.(a)	59,200	2,014,576

		23,106,030

Oil, Gas & Consumable Fuels — 0.9%
Bill Barrett Corp.*(a)	65,760	2,023,435
Carrizo Oil & Gas, Inc.*	65,950	1,024,203
Denbury Resources, Inc.*	40,054	586,391
Petroquest Energy, Inc.*(a)	85,340	576,898
Rex Energy Corp.*	87,670	885,467
SM Energy Co.	30,430	1,222,069

		6,318,463

Paper & Forest Products — 0.8%
Boise, Inc.*	95,000	521,550
Cellu Tissue Holdings, Inc.*	8,000	62,160
Domtar Corp.(a)	9,400	462,010
Louisiana-Pacific Corp.*(a)	208,700	1,396,203
Rock-Tenn Co. (Class A Stock)	36,700	1,822,889
Schweitzer-Mauduit International, Inc.	27,315	1,378,042

		5,642,854

Personal Services — 0.1%
Stewart Enterprises, Inc. (Class A Stock)(a)	105,400	570,214

Pharmaceuticals — 0.2%
Ariad Pharmaceuticals, Inc.*(a)	51,300	144,666
Cadence Pharmaceuticals, Inc.*(a)	10,400	72,904
Kendle International, Inc.*	5,200	59,904
Nutraceutical International Corp.*	17,300	263,998
Par Pharmaceutical Cos., Inc.*	34,300	890,428
Pharmasset, Inc.*	5,600	153,104
XenoPort, Inc.*	6,100	59,841

		1,644,845

Printing & Publishing — 0.3%
Courier Corp.	46,196	564,053
Scholastic Corp.(a)	41,900	1,010,628
Valassis Communications, Inc.*	8,400	266,448

		1,841,129

COMMON STOCKS (continued)	Shares	Value (Note 2)
Professional Services — 0.3%
CDI Corp.	880	$13,666
Hudson Highland Group, Inc.*	116,940	514,536
Korn/Ferry International*	31,280	434,792
TrueBlue, Inc.*	116,120	1,299,383

		2,262,377

Publishing
AH Belo Corp. (Class A Stock)*	20,800	138,112

Railroads
Portec Rail Products, Inc.	2,400	27,312

Real Estate Investment Trusts — 8.6%
American Campus Communities, Inc.	13,200	360,228
American Capital Agency Corp.	28,700	758,254
Anworth Mortgage Asset Corp.(a)	258,500	1,840,520
Ashford Hospitality Trust, Inc.*	55,500	406,815
Associated Estates Realty Corp.	13,900	180,005
BioMed Realty Trust, Inc.(a)	223,917	3,602,825
CapLease, Inc.	56,500	260,465
CBL & Associates Properties, Inc.(a)	255,080	3,173,195
Cogdell Spencer, Inc.	165,870	1,121,281
Colonial Properties Trust	49,600	720,688
Corporate Office Properties Trust(a)	28,740	1,085,222
Cousins Properties, Inc.	150,982	1,017,619
DCT Industrial Trust, Inc.	157,100	710,092
Developers Diversified Realty Corp.(a)	44,900	444,510
DiamondRock Hospitality Co.*	80,354	660,510
EastGroup Properties, Inc.	44,370	1,578,685
Education Realty Trust, Inc.	237,304	1,430,943
Entertainment Properties Trust(a)	26,300	1,001,241
Equity LifeStyle Properties, Inc.	18,300	882,609
Equity One, Inc.	116,857	1,822,969
Extra Space Storage, Inc.	27,300	379,470
FelCor Lodging Trust, Inc.*	75,500	376,745
First Industrial Realty Trust, Inc.*(a)	295,800	1,425,756
Glimcher Realty Trust(a)	125,600	751,088
Hersha Hospitality Trust	347,460	1,570,519
Home Properties, Inc.	7,500	338,025
Inland Real Estate Corp.	41,400	327,888
Invesco Mortgage Capital, Inc.	26,000	520,260
LaSalle Hotel Properties	101,530	2,088,472
Lexington Realty Trust(a)	313,547	1,884,417
LTC Properties, Inc.	28,700	696,549
MFA Financial, Inc.	480,635	3,556,699
Mid-America Apartment Communities, Inc.(a)	99,145	5,102,993
MPG Office Trust, Inc.*	117,700	344,861
National Retail Properties, Inc.(a)	91,200	1,955,328
Omega Healthcare Investors, Inc.	58,300	1,161,919
Parkway Properties, Inc.	73,400	1,069,438
Pebblebrook Hotel Trust*	44,020	829,777
Pennsylvania Real Estate Investment Trust(a)	147,700	1,804,894
Pennymac Mortgage Investment Trust*	200	3,180
PS Business Parks, Inc.	8,500	474,130

SEE NOTES TO FINANCIAL STATEMENTS.

A352

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Redwood Trust, Inc.	74,200	$1,086,288
Resource Capital Corp.	60,300	342,504
Saul Centers, Inc.	33,990	1,381,014
Senior Housing Properties Trust	126,380	2,541,502
Strategic Hotels & Resorts, Inc.*	230,900	1,013,651
Sun Communities, Inc.	26,300	682,748
Sunstone Hotel Investors, Inc.*(a)	73,920	734,026
Washington Real Estate Investment Trust	17,910	494,137

		57,996,954

Real Estate Management & Development — 0.6%
CB Richard Ellis Group, Inc. (Class A Stock)*	77,775	1,058,518
Jones Lang LaSalle, Inc.	42,390	2,782,479

		3,840,997

Registered Investment Companies — 0.2%
American Capital Ltd.*(a)	172,200	830,004
Gladstone Capital Corp.	22,100	238,901

		1,068,905

Restaurants — 0.3%
CEC Entertainment, Inc.*	12,900	454,854
Domino’s Pizza, Inc.*(a)	116,200	1,313,060
Ruth’s Hospitality Group, Inc.*	28,000	117,040

		1,884,954

Retail & Merchandising — 4.1%
Abercrombie & Fitch Co. (Class A Stock)(a)	44,059	1,352,171
Bebe Stores, Inc.	65,733	420,691
BJ’s Wholesale Club, Inc.*(a)	44,715	1,654,902
Cabela’s, Inc.*(a)	60,700	858,298
Cash America International, Inc.	53,600	1,836,872
Collective Brands, Inc.*(a)	33,900	535,620
Dillard’s, Inc. (Class A Stock)	80,400	1,728,600
Dole Food Co., Inc.*(a)	155,183	1,618,559
Ethan Allen Interiors, Inc.	81,300	1,137,387
Finish Line, Inc. (The) (Class A Stock)	108,200	1,507,226
Genesco, Inc.*	16,500	434,115
hhgregg, Inc.*(a)	57,959	1,351,604
Jo-Ann Stores, Inc.*	21,600	810,216
Jos. A. Bank Clothiers, Inc.*(a)	22,100	1,193,179
Men’s Wearhouse, Inc. (The)(a)	54,110	993,460
Oxford Industries, Inc.	58,800	1,230,684
Pantry, Inc. (The)*	111,044	1,566,831
Perry Ellis International, Inc.*	99,950	2,018,990
PetSmart, Inc.(a)	48,115	1,451,629
RC2 Corp.*	18,800	302,868
Rent-A-Center, Inc.*	88,900	1,801,114
Saks, Inc.*(a)	101,004	766,620
Sport Supply Group, Inc.	9,000	121,140
World Fuel Services Corp.	40,400	1,047,976

		27,740,752

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail — 0.8%
Genesee & Wyoming, Inc. (Class A Stock)*(a)	61,190	$2,282,999
J.B. Hunt Transport Services, Inc.	49,490	1,616,838
Landstar System, Inc.(a)	31,830	1,241,052

		5,140,889

Semiconductors — 1.7%
Alpha & Omega Semiconductor Ltd. (Bermuda)*	17,400	240,294
Amkor Technology, Inc.*(a)	56,000	308,560
DSP Group, Inc.*	24,000	153,360
Emulex Corp.*	136,084	1,249,251
IXYS Corp.*	23,200	205,088
Lattice Semiconductor Corp.*	98,800	428,792
MaxLinear, Inc. (Class A Stock)*	11,800	164,964
MKS Instruments, Inc.*	25,900	484,848
Photronics, Inc.*	31,100	140,572
PMC-Sierra, Inc.*	81,900	615,888
Richardson Electronics Ltd.	75,348	678,132
Semtech Corp.*	18,400	301,208
Sigma Designs, Inc.*(a)	78,200	782,782
Skyworks Solutions, Inc.*(a)	141,600	2,377,464
Veeco Instruments, Inc.*	14,600	500,488
Zoran Corp.*	282,061	2,690,862

		11,322,553

Semiconductors & Semiconductor Equipment — 0.7%
Entegris, Inc.*	99,911	396,647
Exar Corp.*	193,582	1,341,523
ON Semiconductor Corp.*	119,200	760,496
Varian Semiconductor Equipment Associates, Inc.*	37,340	1,070,164
Verigy Ltd. (Singapore)*	100,410	872,563

		4,441,393

Software — 1.8%
Citrix Systems, Inc.*(a)	74,650	3,152,470
CSG Systems International, Inc.*	18,300	335,439
EPIQ Systems, Inc.*	49,210	636,285
Lawson Software, Inc.*(a)	754,226	5,505,850
McAfee, Inc.*	54,178	1,664,348
Smith Micro Software, Inc.*	2,900	27,579
Take-Two Interactive Software, Inc.*(a)	114,400	1,029,600

		12,351,571

Specialty Retail — 0.7%
Cato Corp. (The) (Class A Stock)	118,347	2,606,001
Children’s Place Retail Stores, Inc. (The)*	35,290	1,553,466
MarineMax, Inc.*	129,720	900,257

		5,059,724

Telecommunications — 0.7%
Consolidated Communications Holdings, Inc.	115,700	1,968,057
CPI International, Inc.*	15,500	241,645

SEE NOTES TO FINANCIAL STATEMENTS.

A353

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Telecommunications (continued)
MasTec, Inc.*	38,100	$358,140
Oplink Communications, Inc.*	15,500	222,115
Polycom, Inc.*	5,200	154,908
Premiere Global Services, Inc.*	173,827	1,102,063
RF Micro Devices, Inc.*(a)	33,400	130,594
Symmetricon, Inc.*	18,800	95,692
Syniverse Holdings, Inc.*	15,100	308,795
Tekelec*	28,700	379,988
TeleCommunications Systems, Inc. (Class A Stock)*	20,100	83,214

		5,045,211

Textiles, Apparel & Luxury Goods — 1.0%
Fossil, Inc.*	72,940	2,531,018
Hanesbrands, Inc.*	105,430	2,536,646
Timberland Co. (The) (Class A Stock)*	113,855	1,838,758

		6,906,422

Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp.*(a)	56,000	385,840
People’s United Financial, Inc.	66,120	892,620
PMI Group, Inc. (The)*	159,300	460,377
Westfield Financial, Inc.	103,140	859,156

		2,597,993

Trading Companies & Distributors
Rush Enterprises, Inc. (Class A Stock)*	11,300	150,968

Transportation — 1.4%
Aircastle Ltd. (Bermuda)	56,900	446,665
Atlas Air Worldwide Holdings, Inc.*	40,400	1,919,000
Con-Way, Inc.	37,250	1,118,245
DHT Maritime, Inc. (Marshall Islands)	25,400	97,790
Echo Global Logistics, Inc.*	500	6,105
Excel Maritime Carriers Ltd. (Liberia)*	210,700	1,078,784
Gulfmark Offshore, Inc. (Class A Stock)*	45,200	1,184,240
Heartland Express, Inc.	28,200	409,464
Horizon Lines, Inc. (Class A Stock)	145,600	615,888
Knight Transportation, Inc.(a)	5,700	115,368
Knightsbridge Tankers Ltd. (Bermuda)	22,100	388,739
Marten Transport Ltd.*	18,300	380,274
Old Dominion Freight Line, Inc.*(a)	35,230	1,237,982
Pacer International, Inc.*	70,100	489,999

		9,488,543

Utilities — 3.5%
AGL Resources, Inc.	84,979	3,043,948
American States Water Co.	8,900	294,946
Avista Corp.	30,600	597,618
California Water Service Group	11,300	403,410
Central Vermont Public Service Corp.	13,600	268,464

COMMON STOCKS (continued)	Shares	Value (Note 2)
Utilities (continued)
Chesapeake Utilities Corp.	7,500	$235,500
Cleco Corp.	33,900	895,299
El Paso Electric Co.*	56,000	1,083,600
Great Plains Energy, Inc.	238,161	4,053,500
IDACORP, Inc.	95,093	3,163,744
South Jersey Industries, Inc.	55,119	2,367,912
Southwest Gas Corp.	65,800	1,941,100
UIL Holdings Corp.	16,000	400,480
UniSource Energy Corp.	67,300	2,031,114
Westar Energy, Inc.(a)	126,008	2,723,033

		23,503,668

TOTAL COMMON STOCKS (cost $643,290,624)		662,346,262

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Notes(k) (cost $1,149,511)
1.25%	11/30/10	$1,145	1,149,920

TOTAL LONG-TERM INVESTMENTS (cost $644,440,135)			663,496,182

	Shares
SHORT-TERM INVESTMENT — 18.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $121,476,951; includes $102,001,905 of cash collateral for securities on loan)(b)(w)(Note 4)	121,476,951	121,476,951

TOTAL INVESTMENTS — 116.0% (cost $765,917,086)		784,973,133
Liabilities in excess of other assets(x) — (16.0)%		(107,989,178)

NET ASSETS — 100.0%		$676,983,955

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $97,227,266; cash collateral of $102,001,905 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A354

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(x)	Liabilities in excess of other assets includes net unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Depreciation
Long Position:
160	Russell 2000 Mini	Sept 10	$10,263,890	$9,724,800	$(539,090)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$662,346,262	$—	$—
U.S. Treasury Obligation	—	1,149,920	—
Affiliated Money Market Mutual Fund	121,476,951	—	—
Other Financial Instruments*
Futures	(539,090)	—	—

Total	$783,284,123	$1,149,920	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A355

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (15.1% represents investments purchased with collateral from securities on loan)	18.0%
Real Estate Investment Trusts	8.6
Insurance	6.8
Financial – Bank & Trust	6.2
Commercial Banks	4.5
Retail & Merchandising	4.1
Utilities	3.5
Oil & Gas	3.4
Machinery	3.1
Commercial Services & Supplies	2.7
Financial Services	2.6
Electronic Components & Equipment	2.6
Chemicals	2.2
Computer Services & Software	2.2
Machinery & Equipment	1.8
Software	1.8
Metals & Mining	1.8
Industrial Products	1.7
Semiconductors	1.7
Capital Markets	1.6
Transportation	1.4
Food	1.3
Aerospace	1.2
Automotive Components	1.2
Healthcare Services	1.1
Electric Utilities	1.1
Textiles, Apparel & Luxury Goods	1.0
Medical Supplies & Equipment	1.0
Electrical Equipment	1.0
Construction And Engineering	0.9
Oil, Gas & Consumable Fuels	0.9
Containers & Packaging	0.9
Consumer Products & Services	0.9
Household Products	0.9
Paper & Forest Products	0.8
Energy Equipment & Services	0.8
Communications Equipment	0.8
Road & Rail	0.8
Specialty Retail	0.7
Telecommunications	0.7
Aerospace & Defense	0.7
Healthcare Providers & Services	0.7
Semiconductors & Semiconductor Equipment	0.7
Environmental Services	0.6

Gas Utilities	0.6%
Real Estate Management & Development	0.6
Airlines	0.5
Hotels, Restaurants & Leisure	0.5
Internet Services	0.5
Broadcasting	0.5
Automotive Parts	0.5
Leisure Equipment & Products	0.5
Entertainment & Leisure	0.5
Marine	0.4
Clothing & Apparel	0.4
Food & Staples Retailing	0.4
Thrifts & Mortgage Finance	0.4
Diversified Consumer Services	0.4
Building Products	0.4
Biotechnology	0.3
Professional Services	0.3
Computers – Networking	0.3
Business Services	0.3
Restaurants	0.3
Printing & Publishing	0.3
Electronics	0.3
Medical Products	0.3
Conglomerates	0.2
Pharmaceuticals	0.2
Diversified Financial Services	0.2
Computer Hardware	0.2
Healthcare Equipment & Services	0.2
Agriculture	0.2
Financial – Brokerage	0.2
U.S. Treasury Obligations	0.2
Media	0.2
Multi-Utilities	0.2
Registered Investment Companies	0.2
Computers & Peripherals	0.2
Exchange Traded Funds	0.1
Office Equipment	0.1
Building Materials	0.1
Food Products	0.1
Apparel & Textile	0.1
Personal Services	0.1
Healthcare Products	0.1
Healthcare Technology	0.1
Iron & Steel	0.1
Construction	0.1
Financial Institutions	0.1

116.0
Liabilities in excess of other assets	(16.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A356

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due to broker-variation margin	$539,090	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$591,004

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(795,045)

For the six months ended June 30, 2010, the Portfolio’s average value at trade date for futures long position was $11,102,073.

SEE NOTES TO FINANCIAL STATEMENTS.

A357

AST SMALL-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $97,227,266:
Unaffiliated investments (cost $644,440,135)	$663,496,182
Affiliated investments (cost $121,476,951)	121,476,951
Cash	2,324,838
Receivable for investments sold	6,977,013
Receivable for fund share sold	1,330,768
Dividends and interest receivable	862,822
Prepaid expenses	6,444

Total Assets	796,475,018

LIABILITIES:
Payable to broker for collateral for securities on loan	102,001,905
Payable for fund share repurchased	9,674,514
Payable for investments purchased	7,318,326
Advisory fees payable	285,653
Accrued expenses and other liabilities	119,013
Due to broker-variation margin	86,400
Shareholder servicing fees payable	4,710
Affiliated transfer agent fee payable	542

Total Liabilities	119,491,063

NET ASSETS	$676,983,955

Net assets were comprised of:
Paid-in capital	$828,637,933
Retained earnings	(151,653,978)

Net assets, June 30, 2010	$676,983,955

Net asset value and redemption price per share, $676,983,955 / 63,814,608 outstanding shares of beneficial interest	$10.61

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $174 foreign withholding tax)	$4,523,826
Affiliated income from securities lending, net	172,252
Affiliated dividend income	23,290
Unaffiliated interest income	1,625

4,720,993

EXPENSES
Advisory fees	3,320,085
Shareholder servicing fees and expenses	368,898
Custodian and accounting fees	107,000
Audit fee	13,000
Trustees’ fees	7,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses
(including affiliated expense of $1,600) (Note 4)	5,000
Commitment fee on syndicated credit agreement	5,000
Insurance expenses	4,000
Legal fees and expenses	3,000
Loan interest expense (Note 7)	1,246
Miscellaneous	2,946

Total expenses	3,842,175
Less: shareholder servicing fee waiver	(12,095)

Net expenses	3,830,080

NET INVESTMENT INCOME	890,913

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	24,350,001
Futures transactions	591,004

24,941,005

Net change in unrealized appreciation (depreciation) on:
Investments	(41,380,754)
Futures	(795,045)

(42,175,799)

NET LOSS ON INVESTMENTS	(17,234,794)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,343,881)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$890,913	$3,272,529
Net realized gain (loss) on investment transactions	24,941,005	(85,414,787)
Net change in unrealized appreciation (depreciation) on investments	(42,175,799)	215,850,340

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,343,881)	133,708,082

DISTRIBUTIONS	(3,267,466)	(8,511,507)

FUND SHARE TRANSACTIONS:
Fund share sold [13,129,756 and 29,814,392 shares, respectively]	154,491,673	272,949,522
Fund share issued in reinvestment of distributions [289,412 and 968,317 shares, respectively]	3,267,466	8,511,507
Fund share repurchased [13,678,205 and 19,273,048 shares, respectively]	(154,116,488)	(169,283,784)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	3,642,651	112,177,245

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,968,696)	237,373,820
NET ASSETS:
Beginning of period	692,952,651	455,578,831

End of period	$676,983,955	$692,952,651

SEE NOTES TO FINANCIAL STATEMENTS.

A358

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS — 62.2%	Shares	Value (Note 2)
Advertising — 0.2%
Aegis Group PLC (United Kingdom)	336,730	$533,739
Lamar Advertising Co. (Class A Stock)*(a)	24,900	610,548
Omnicom Group, Inc.	46,400	1,591,520
WPP PLC (United Kingdom)	115,277	1,085,964

		3,821,771

Aerospace & Defense — 1.1%
Boeing Co. (The)	64,600	4,053,650
Finmeccanica SpA (Italy)	111,826	1,159,242
General Dynamics Corp.	23,600	1,382,016
Goodrich Corp.	9,800	649,250
Lockheed Martin Corp.	53,500	3,985,750
Northrop Grumman Corp.	25,500	1,388,220
Raytheon Co.	31,000	1,500,090
Rolls-Royce Group PLC (United Kingdom)*	151,458	1,264,187
Rolls-Royce Group PLC (Class C Stock) (United Kingdom)*	13,631,220	20,366
Teledyne Technologies, Inc.*	10,100	389,658
Triumph Group, Inc.(a)	9,000	599,670
United Technologies Corp.	121,900	7,912,529

		24,304,628

Airlines — 0.1%
AirTran Holdings, Inc.*(a)	32,400	157,140
AMR Corp.*	40,200	272,556
Delta Air Lines, Inc.*(a)	15,200	178,600
SkyWest, Inc.	12,000	146,640
Southwest Airlines Co.	131,300	1,458,743

		2,213,679

Automobile Manufacturers — 0.7%
Bayerische Motoren Werke AG (Germany)	30,347	1,474,156
Ford Motor Co.*(a)	191,500	1,930,320
Harley-Davidson, Inc.(a)	57,100	1,269,333
Honda Motor Co. Ltd. (Japan)	59,400	1,744,747
Motors Liquidation Co.*	13,400	91,958
Oshkosh Corp.*	11,100	345,876
PACCAR, Inc.	78,300	3,121,821
Toyota Motor Corp. (Japan)	119,200	4,095,551
Volkswagen AG (PRFC Shares) (Germany)	19,545	1,715,090
Winnebago Industries, Inc.*	15,300	152,082

		15,940,934

Automotive Parts — 0.5%
Advance Auto Parts, Inc.(a)	5,300	265,954
Aisin Seiki Co. Ltd. (Japan)	40,800	1,098,440
Autoliv, Inc. AB*	20,845	1,002,560
AutoZone, Inc.*(a)	13,500	2,608,470
BorgWarner, Inc.*(a)	5,200	194,168
CLARCOR, Inc.	2,500	88,800
GKN PLC (United Kingdom)*	773,726	1,331,239
Goodyear Tire & Rubber Co. (The)*	31,100	309,134
H&E Equipment Services, Inc.*	4,000	29,960
Johnson Controls, Inc.	101,100	2,716,557

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automotive Parts (continued)
Koito Manufacturing Co. Ltd. (Japan)	40,000	$589,033

		10,234,315

Beverages — 1.5%
Boston Beer Co., Inc. (Class A Stock)*	12,700	856,615
Cia Cervecerias Unidas SA, ADR (Chile)	19,400	835,946
Coca-Cola Co. (The)	247,700	12,414,724
Kirin Holdings Co. Ltd. (Japan)	88,000	1,107,883
PepsiCo, Inc.	225,346	13,734,839
Pernod-Ricard SA (France)	32,163	2,494,734
Reed’s, Inc.*	52,400	110,564

		31,555,305

Biotechnology — 0.1%
Acorda Therapeutics, Inc.*	2,500	77,775
Alexion Pharmaceuticals, Inc.*	3,800	194,522
Illumina, Inc.*(a)	20,000	870,600
Incyte Corp.*	17,600	194,832
Maxygen, Inc.*	38,700	214,011

		1,551,740

Building Materials — 0.2%
Bouygues SA (France)	50,474	1,948,376
Cemex SAB de CV (Mexico)*	965,927	936,571
Martin Marietta Materials, Inc.(a)	3,300	279,873
Masco Corp.	69,000	742,440
Universal Forest Products, Inc.	12,500	378,875
USG Corp.*(a)	12,800	154,624

		4,440,759

Business Services — 0.1%
Corporate Executive Board Co. (The)	9,400	246,938
Fidelity National Information Services, Inc.	28,500	764,370
FTI Consulting, Inc.*	10,100	440,259
Manpower, Inc.	12,800	552,704
Navigant Consulting, Inc.*	22,800	236,664
Robert Half International, Inc.	10,600	249,630

		2,490,565

Cable Television — 0.2%
Comcast Corp. (Class A Stock)	220,900	3,837,033
DISH Network Corp. (Class A Stock)	17,400	315,810

		4,152,843

Chemicals — 0.8%
Air Water, Inc. (Japan)	73,000	797,033
Albemarle Corp.	15,000	595,650
American Vanguard Corp.	35,600	282,308
Arch Chemicals, Inc.	17,550	539,487
Asahi Kasei Corp. (Japan)	233,000	1,217,274
BASF SE (Germany)	41,359	2,259,875
Cabot Corp.	18,100	436,391
Dow Chemical Co. (The)	84,100	1,994,852
E.I. du Pont de Nemours & Co.	60,759	2,101,654
Hitachi Chemical Co. Ltd. (Japan)	40,400	750,557

SEE NOTES TO FINANCIAL STATEMENTS.

A359

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Mosaic Co. (The)	10,100	$393,698
Potash Corp. of Saskatchewan, Inc. (Canada)	6,900	595,056
Sherwin-Williams Co. (The)(a)	27,900	1,930,401
Sigma-Aldrich Corp.	9,300	463,419
Symyx Technologies, Inc.*	41,500	207,915
Syngenta AG (Switzerland)	4,097	946,473
Tosoh Corp. (Japan)	148,000	383,123
Wacker Chemie AG (Germany)	13,641	1,975,942

		17,871,108

Clothing & Apparel — 0.3%
Anvil Holdings, Inc.*(g)	125	375
Cintas Corp.	29,400	704,718
Coach, Inc.	88,700	3,241,985
NIKE, Inc. (Class B Stock)	38,200	2,580,410

		6,527,488

Commercial Banks — 0.2%
DnB NOR ASA (Norway)	288,705	2,776,823
Home BancShares, Inc.	18,334	418,199
KeyCorp	54,700	420,643
Western Alliance Bancorp*	18,100	129,777
Wilmington Trust Corp.	19,900	220,691

		3,966,133

Commercial Services — 0.3%
Benesse Holdings, Inc. (Japan)	33,400	1,520,466
Cielo SA (Brazil)	132,700	1,127,766
Education Management Corp.*	7,800	118,950
H&R Block, Inc.	73,800	1,157,922
Huron Consulting Group, Inc.*	7,600	147,516
Jackson Hewitt Tax Service, Inc.*	21,300	24,069
Paychex, Inc.	24,000	623,280
QinetiQ Group PLC (United Kingdom)	419,727	732,707
Verisk Analytics, Inc. (Class A Stock)*	5,100	152,490
Western Union Co. (The)	117,000	1,744,470

		7,349,636

Computer Hardware — 2.7%
Apple, Inc.*	100,300	25,228,459
CommVault Systems, Inc.*	5,100	114,750
Computer Sciences Corp.	27,000	1,221,750
Dell, Inc.*	160,600	1,936,836
Hewlett-Packard Co.	272,100	11,776,488
International Business Machines
Corp.	140,950	17,404,506
Isilon Systems, Inc.*	48,100	617,604
Palm, Inc.*	43,600	248,084
Riverbed Technology, Inc.*(a)	5,300	146,386

		58,694,863

Computer Services & Software — 3.1%
Accenture PLC (Class A Stock) (Ireland)	35,900	1,387,535
Activision Blizzard, Inc.	59,954	628,918
American Reprographics Co.*	40,500	353,565

COMMON STOCKS (continued)	Shares	Value (Note 2)
Computer Services & Software (continued)
Art Technology Group, Inc.*	83,200	$284,544
Autodesk, Inc.*	57,700	1,405,572
Automatic Data Processing, Inc.	65,200	2,624,952
Autonomy Corp. PLC (United Kingdom)*	37,317	1,017,200
Avid Technology, Inc.*	18,100	230,413
CA, Inc.	210,100	3,865,840
Cadence Design Systems, Inc.*	58,200	336,978
Cisco Systems, Inc.*	569,800	12,142,438
Electronic Arts, Inc.*	40,200	578,880
EMC Corp.*	183,500	3,358,050
F5 Networks, Inc.*	2,200	150,854
FactSet Research Systems, Inc.	8,100	542,619
Fiserv, Inc.*	22,100	1,009,086
Global Payments, Inc.	13,000	475,020
Intuit, Inc.*	52,400	1,821,948
Jack Henry & Associates, Inc.	25,200	601,776
Logica PLC (United Kingdom)	374,841	607,971
McAfee, Inc.*	130,700	4,015,104
Microsoft Corp.	1,018,400	23,433,384
NetApp, Inc.*(a)	35,800	1,335,698
NS Solutions Corp. (Japan)	24,700	483,394
Red Hat, Inc.*	113,080	3,272,535
Salary.com, Inc.*	63,400	161,036
SYNNEX Corp.*	18,000	461,160
Tech Data Corp.*	7,500	267,150
Websense, Inc.*	22,600	427,140

		67,280,760

Conglomerates — 0.4%
Altria Group, Inc.	155,400	3,114,216
DCC PLC (Ireland)	77,951	1,764,520
Hutchison Whampoa Ltd. (Hong Kong)	156,400	962,496
Jardine Cycle & Carriage Ltd. (Singapore)	49,000	1,042,746
Textron, Inc.(a)	89,300	1,515,421

		8,399,399

Construction — 0.4%
Carillion PLC (United Kingdom)	216,905	996,094
China Railway Construction Corp. (Class H Stock) (China)	1,183,500	1,486,843
D.R. Horton, Inc.	58,100	571,123
Fluor Corp.	33,500	1,423,750
Insituform Technologies, Inc. (Class A Stock)*	22,600	462,848
McDermott International, Inc. (Panama)*	58,700	1,271,442
Toll Brothers, Inc.*(a)	25,300	413,908
Vulcan Materials Co.(a)	40,700	1,783,881

		8,409,889

Consumer Products & Services — 2.8%
Avon Products, Inc.	145,500	3,855,750
Church & Dwight Co., Inc.	1,000	62,710
Clorox Co.	52,600	3,269,616
Colgate-Palmolive Co.	22,100	1,740,596
Fortune Brands, Inc.	44,400	1,739,592

SEE NOTES TO FINANCIAL STATEMENTS.

A360

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Consumer Products & Services (continued)
Harman International Industries, Inc.*	42,500	$1,270,325
Johnson & Johnson	300,546	17,750,247
Kimberly-Clark Corp.	91,400	5,541,582
L’Oreal SA (France)	18,534	1,814,670
Procter & Gamble Co. (The)	355,155	21,302,197
Rent-A-Center, Inc.*	25,200	510,552

		58,857,837

Containers & Packaging
Smurfit-Stone Container Corp.*	10,333	255,738

Distribution/Wholesale — 0.5%
Fastenal Co.(a)	36,300	1,821,897
Fossil, Inc.*	15,200	527,440
Genuine Parts Co.	11,100	437,895
Mitsubishi Corp. (Japan)	110,500	2,286,073
Mitsui & Co. Ltd. (Japan)	210,400	2,454,481
Pool Corp.	23,112	506,615
Taleo Corp. (Class A Stock)*	15,100	366,779
Tyco International Ltd. (Switzerland)	43,200	1,521,936

		9,923,116

Diversified Manufacturing — 0.1%
Ingersoll-Rand PLC (Ireland)	41,600	1,434,784
John Bean Technologies Corp.	7,824	119,316

		1,554,100

Diversified Operations — 1.6%
3M Co.	99,900	7,891,101
A.O. Smith Corp.	15,100	727,669
Danaher Corp.	88,600	3,288,832
General Electric Co.	1,139,800	16,435,916
Honeywell International, Inc.	122,000	4,761,660
Koppers Holdings, Inc.(a)	17,600	395,648

		33,500,826

Electric — 0.1%
Calpine Corp.*	105,800	1,345,776
NiSource, Inc.	7,900	114,550
Pepco Holdings, Inc.	40,300	631,904
RRI Energy, Inc.*	58,000	219,820

		2,312,050

Electric – Integrated — 0.4%
Allegheny Energy, Inc.(a)	104,800	2,167,264
Duke Energy Corp.	31,300	500,800
EDP – Energias do Brasil SA (Brazil)	29,100	571,521
Exelon Corp.	91,000	3,455,270
Progress Energy, Inc.	10,200	400,044
Scottish & Southern Energy PLC (United Kingdom)	151,016	2,515,016

		9,609,915

Electronic Components & Equipment — 1.5%
A123 Systems, Inc.*	5,500	51,865
Advanced Energy Industries, Inc.*	32,800	403,112
Agilent Technologies, Inc.*	43,600	1,239,548

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Components & Equipment (continued)
American Science & Engineering, Inc.	7,900	$602,059
AVX Corp.	34,000	435,880
Belden, Inc.	7,150	157,300
Cooper Industries PLC (Ireland)(a)	40,400	1,777,600
CyberOptics Corp.*	9,400	90,898
Emerson Electric Co.	155,400	6,789,426
Energizer Holdings, Inc.*	7,500	377,100
Fanuc Ltd. (Japan)	7,100	801,750
General Cable Corp.*(a)	10,100	269,165
Gentex Corp.	37,800	679,644
Hosiden Corp. (Japan)	61,900	654,573
Konica Minolta Holdings, Inc. (Japan)	140,000	1,346,838
Koninklijke Philips Electronics NV (Netherlands)	80,977	2,418,146
Legrand SA (France)	12,524	371,226
LG Display Co. Ltd. (South Korea)	37,070	1,219,230
Mitsubishi Electric Corp. (Japan)	318,000	2,481,964
Nikon Corp. (Japan)	67,900	1,170,176
Nippon Electric Glass Co. Ltd. (Japan)	173,000	1,981,636
Plexus Corp.*	12,800	342,272
Samsung Electronics Co. Ltd. (South Korea)	1,766	1,107,660
Thermo Fisher Scientific, Inc.*	33,800	1,657,890
Tyco Electronics Ltd. (Switzerland)	66,650	1,691,577
Venture Corp. Ltd. (Singapore)	116,000	736,174
Waters Corp.*(a)	17,700	1,145,190

		31,999,899

Energy – Alternate Sources
First Solar, Inc.*(a)	4,300	489,469

Energy Services — 0.1%
Covanta Holding Corp.*	25,100	416,409
Iberdrola Renovables SA (Spain)	369,336	1,159,097

		1,575,506

Entertainment & Leisure — 0.5%
Ascent Media Corp.*	1,542	38,951
Carnival Corp. (Panama)	57,100	1,726,704
International Game Technology	32,100	503,970
Madison Square Garden, Inc. (Class A Stock)*(a)	8,775	172,604
Nintendo Co. Ltd. (Japan)	4,100	1,203,798
Walt Disney Co. (The)	215,900	6,800,850

		10,446,877

Environmental Control — 0.2%
Republic Services, Inc.	160,765	4,779,543
Waste Connections, Inc.*	12,650	441,359

		5,220,902

Farming & Agriculture — 0.2%
Alliance One International, Inc.*	59,700	212,532
Bunge Ltd. (Bermuda)(a)	10,100	496,819
Monsanto Co.	83,400	3,854,748

		4,564,099

SEE NOTES TO FINANCIAL STATEMENTS.

A361

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial – Bank & Trust — 3.6%
Allied Irish Banks PLC (Ireland)*	198,317	$209,257
Australia & New Zealand Banking Group Ltd. (Australia)	149,866	2,691,804
Banco Santander SA (Spain)	149,278	1,565,361
Bank of America Corp.	1,095,291	15,739,332
Bank of Yokohama Ltd. (The) (Japan)	203,000	928,617
BankAtlantic Bancorp, Inc. (Class A Stock)*	50,476	70,666
Barclays PLC, ADR (United Kingdom)	155,200	2,466,128
BB&T Corp.	29,500	776,145
BNP Paribas (France)	58,052	3,123,250
Brooklyn Federal Bancorp, Inc.	3,500	15,435
Charter International PLC (United Kingdom)	105,016	982,401
CIT Group, Inc.*	17,100	579,006
Citizens Republic Bancorp, Inc.*	27,900	23,715
City National Corp.(a)	10,000	512,300
Close Brothers Group PLC (United Kingdom)	88,153	907,472
Commerce Bancshares, Inc.	15,357	552,698
DBS Group Holdings Ltd. (Singapore)	153,862	1,493,214
Deutsche Bank AG (Germany)	28,823	1,618,969
Deutsche Boerse AG (Germany)	12,175	739,676
East West Bancorp, Inc.	14,800	225,700
Erste Group Bank AG (Austria)	27,347	867,674
Essa Bancorp, Inc.	8,700	107,097
Fifth Third Bancorp	175,000	2,150,750
First Defiance Financial Corp.	7,800	69,732
Glacier Bancorp, Inc.	25,100	368,217
Intesa Sanpaolo SpA (Italy)	571,551	1,505,296
Louisiana Bancorp, Inc.*	6,835	95,758
Macquarie Group Ltd. (Australia)	40,386	1,241,326
Mitsubishi UFJ Financial Group, Inc. (Japan)	270,700	1,229,169
Mutualfirst Financial, Inc.	3,100	20,770
New York Community Bancorp, Inc.	1,200	18,324
Nordea Bank AB (Sweden)	214,026	1,764,894
Northern Trust Corp.	40,700	1,900,690
Pinnacle Financial Partners, Inc.*(a)	12,600	161,910
Popular, Inc. (Puerto Rico)*	52,100	139,628
Regions Financial Corp.	223,600	1,471,288
Sandy Spring Bancorp, Inc.(a)	17,700	247,977
Signature Bank*	15,100	573,951
Standard Chartered PLC (United Kingdom)	140,938	3,431,895
State Street Corp.	73,500	2,485,770
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	235,000	1,196,424
Suncorp-Metway Ltd. (Australia)	103,457	692,146
SunTrust Banks, Inc.	14,400	335,520
Swedbank AB (Class A Stock) (Sweden)*	190,456	1,747,754
Synovus Financial Corp.	12,600	32,004
TCF Financial Corp.(a)	9,800	162,778
Texas Capital Bancshares, Inc.*	2,700	44,280
Wells Fargo & Co.	616,424	15,780,454

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial – Bank & Trust (continued)
Westamerica Bancorporation	10,000	$525,200
Zions Bancorporation(a)	29,500	636,315

		76,226,137

Financial Services — 3.9%
Allied Nevada Gold Corp.*(a)	35,300	694,704
American Express Co.	117,800	4,676,660
Bank of New York Mellon Corp. (The)	103,000	2,543,070
BlackRock, Inc.	1,300	186,420
BM&FBovespa SA (Brazil)	159,200	1,031,934
Charles Schwab Corp. (The)	57,100	809,678
China Citic Bank (Class H Stock) (China)	2,866,000	1,812,449
Citigroup, Inc.*	2,145,700	8,067,832
CME Group, Inc.	4,000	1,126,200
Credit Suisse Group AG (Switzerland)	49,406	1,857,529
Eaton Vance Corp.	15,200	419,672
Franklin Resources, Inc.	29,400	2,533,986
Goldman Sachs Group, Inc. (The)	58,400	7,666,168
Heartland Payment Systems, Inc.	25,200	373,968
Interactive Brokers Group, Inc. (Class A Stock)*	10,300	170,980
IntercontinentalExchange, Inc.*	7,600	859,028
Invesco Ltd. (Bermuda)	100,200	1,686,366
Janus Capital Group, Inc.	48,800	433,344
JPMorgan Chase & Co.	455,568	16,678,344
Kentucky First Federal Bancorp	8,800	79,112
Legg Mason, Inc.	19,000	532,570
Marshall & Ilsley Corp.	170,400	1,223,472
MasterCard, Inc. (Class A Stock)	13,100	2,613,843
Moody’s Corp.(a)	75,500	1,503,960
Morgan Stanley	225,700	5,238,497
NYSE Euronext, Inc.	43,900	1,212,957
PNC Financial Services Group, Inc.	64,800	3,661,200
Raymond James Financial, Inc.	22,700	560,463
SLM Corp.*	43,100	447,809
Societe Generale (France)	29,432	1,211,098
Stifel Financial Corp.*	11,000	477,290
TD Ameritrade Holding Corp.*(a)	58,500	895,050
U.S. Bancorp	262,200	5,860,170
Visa, Inc. (Class A Stock)	67,500	4,775,625
Waddell & Reed Financial, Inc. (Class A Stock)	15,200	332,576

		84,254,024

Food — 1.5%
Archer-Daniels-Midland Co.	37,500	968,250
Campbell Soup Co.	55,000	1,970,650
Compass Group PLC (United Kingdom)	169,328	1,288,159
Dairy Crest Group PLC (United Kingdom)	165,971	913,026
Dean Foods Co.*	36,800	370,576
House Foods Corp. (Japan)	36,100	529,669
Kellogg Co.	43,600	2,193,080
Kraft Foods, Inc. (Class A Stock)	144,285	4,039,980
Kroger Co. (The)	134,800	2,654,212
Nestle SA (Switzerland)	145,082	6,995,685

SEE NOTES TO FINANCIAL STATEMENTS.

A362

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food (continued)
Senomyx, Inc.*	64,100	$242,939
Sysco Corp.	81,400	2,325,598
Tesco PLC (United Kingdom)	783,385	4,419,394
Tootsie Roll Industries, Inc.	18,349	433,954
Unilever PLC (United Kingdom)	72,431	1,936,225
Whole Foods Market, Inc.*(a)	27,300	983,346

		32,264,743

Healthcare Products
CareFusion Corp.*	35,700	810,390

Healthcare Services — 0.7%
Advisory Board Co. (The)*	15,300	657,288
AMERIGROUP Corp.*	12,600	409,248
Community Health Systems, Inc.*	12,500	422,625
Covance, Inc.*(a)	12,700	651,764
Edwards Lifesciences Corp.*(a)	18,200	1,019,564
Health Management Associates, Inc. (Class A Stock)*	12,100	94,017
Healthways, Inc.*	7,700	91,784
Humana, Inc.*	7,200	328,824
LifePoint Hospitals, Inc.*	17,500	549,500
Medco Health Solutions, Inc.*	44,500	2,451,060
Omnicare, Inc.	15,100	357,870
Tenet Healthcare Corp.*	229,000	993,860
UnitedHealth Group, Inc.	159,700	4,535,480
WellPoint, Inc.*	70,400	3,444,672

		16,007,556

Home Builders — 0.1%
Persimmon PLC (United Kingdom)*	258,870	1,343,632
Thor Industries, Inc.	7,600	180,500

		1,524,132

Hotels & Motels — 0.3%
Choice Hotels International, Inc.	12,600	380,646
Gaylord Entertainment Co.*(a)	8,900	196,601
Las Vegas Sands Corp.*	1,200	26,568
Marriott International, Inc. (Class A Stock)(a)	75,748	2,267,895
MGM Mirage, Inc.*(a)	227,372	2,191,866
Starwood Hotels & Resorts Worldwide, Inc.(a)	18,600	770,598
Wynn Resorts Ltd.(a)	8,000	610,160

		6,444,334

Industrial Products — 0.4%
Actuant Corp. (Class A Stock)(a)	17,100	321,993
Culp, Inc.*	20,300	222,488
Foster Wheeler AG (Switzerland)*	29,200	614,952
Harsco Corp.	14,000	329,000
Makita Corp. (Japan)	23,500	628,860
Mohawk Industries, Inc.*(a)	6,500	297,440
Myers Industries, Inc.	25,200	203,868
Nucor Corp.	42,700	1,634,556
Precision Castparts Corp.	32,300	3,324,316

		7,577,473

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance — 2.5%
Aflac, Inc.	22,000	$938,740
Allstate Corp. (The)	48,700	1,399,151
Aon Corp.	80,500	2,988,160
AXA SA (France)	165,093	2,522,147
Berkshire Hathaway, Inc. (Class B Stock)*(a)	139,600	11,124,724
Chubb Corp. (The)	58,000	2,900,580
CIGNA Corp.	65,400	2,031,324
Employers Holdings, Inc.	15,100	222,423
Everest Re Group Ltd. (Bermuda)	7,600	537,472
Hartford Financial Services Group, Inc. (The)	26,600	588,658
Infinity Property & Casualty Corp.	10,400	480,272
ING Groep NV, CVA (Netherlands)*	86,708	641,685
Loews Corp.	44,000	1,465,640
Markel Corp.*	1,500	510,000
Marsh & McLennan Cos., Inc.	55,800	1,258,290
MetLife, Inc.	214,000	8,080,640
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	16,118	2,023,827
ProAssurance Corp.*	10,100	573,276
Prudential PLC (United Kingdom)	135,939	1,025,333
QBE Insurance Group Ltd. (Australia)	100,086	1,518,713
SeaBright Holdings, Inc.	26,000	246,480
Selective Insurance Group, Inc.	14,800	219,928
Sony Financial Holdings, Inc. (Japan)	690	2,301,673
StanCorp Financial Group, Inc.	12,600	510,804
Sun Life Financial, Inc. (Canada)	95,000	2,495,139
Swiss Life Holding AG (Switzerland)*	21,761	2,079,761
Travelers Cos., Inc. (The)	46,699	2,299,926
W.R. Berkley Corp.	7,400	195,804
White Mountains Insurance Group Ltd. (Bermuda)	300	97,260

		53,277,830

Internet Services — 1.6%
Akamai Technologies, Inc.*(a)	37,500	1,521,375
Amazon.com, Inc.*	58,300	6,369,858
Ariba, Inc.*	25,200	401,436
Blue Coat Systems, Inc.*(a)	12,600	257,418
Digital River, Inc.*	7,500	179,325
eBay, Inc.*	55,000	1,078,550
Expedia, Inc.	178,200	3,346,596
Google, Inc. (Class A Stock)*	31,000	13,793,450
Juniper Networks, Inc.*(a)	92,700	2,115,414
Kakaku.com, Inc. (Japan)	263	1,086,500
Liberty Media Holding Corp. - Interactive (Class A Stock)*	124,200	1,304,100
priceline.com, Inc.*	5,100	900,354
RightNow Technologies, Inc.*	12,900	202,401
VeriSign, Inc.*	44,000	1,168,200

		33,724,977

Machinery & Equipment — 0.3%
Applied Industrial Technologies, Inc.	22,600	572,232
Baldor Electric Co.	12,500	451,000

SEE NOTES TO FINANCIAL STATEMENTS.

A363

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery & Equipment (continued)
Bucyrus International, Inc.(a)	2,500	$118,625
Joy Global, Inc.	31,600	1,582,844
Modec, Inc. (Japan)	29,300	402,921
Nordson Corp.	7,500	420,600
Rockwell Automation, Inc.	51,700	2,537,953
Stanley Black & Decker, Inc.	13,700	692,124
Toshiba Machine Co. Ltd. (Japan)	89,000	359,028

		7,137,327

Media — 0.9%
British Sky Broadcasting Group PLC (United Kingdom)	151,123	1,577,992
Cablevision Systems Corp. (Class A Stock)	88,900	2,134,489
Discovery Communications, Inc. (Class C Stock)*	84,326	2,608,203
Informa PLC (United Kingdom)	104,711	553,224
Jupiter Telecommunications Co. Ltd. (Japan)	1,627	1,557,699
Liberty Global, Inc. (Class A Stock)*	24,532	637,587
Sanoma Oyj (Finland)	46,832	808,592
Time Warner Cable, Inc.(a)	70,690	3,681,535
Time Warner, Inc.	185,133	5,352,195

		18,911,516

Medical Products — 0.1%
Boston Scientific Corp.*	102,700	595,660
Intuitive Surgical, Inc.*(a)	5,100	1,609,662

		2,205,322

Medical Supplies & Equipment — 2.2%
Abbott Laboratories	128,400	6,006,552
Amgen, Inc.*	115,700	6,085,820
Baxter International, Inc.	62,000	2,519,680
C.R. Bard, Inc.	18,700	1,449,811
Charles River Laboratories International, Inc.*(a)	4,000	136,840
Computer Programs & Systems, Inc.	12,700	519,684
Covidien PLC (Ireland)	31,750	1,275,715
DaVita, Inc.*	22,100	1,379,924
DENTSPLY International, Inc.	26,000	777,660
Elekta AB (Class B Stock) (Sweden)	78,117	1,976,807
Eli Lilly & Co.	97,100	3,252,850
Fresenius SE (PRFC Shares) (Germany)	30,687	2,026,949
Gen-Probe, Inc.*	8,900	404,238
Henry Schein, Inc.*	12,600	691,740
Hologic, Inc.*	23,440	326,519
Life Technologies Corp.*(a)	30,200	1,426,950
Martek Biosciences Corp.*	9,900	234,729
McKesson Corp.	52,800	3,546,048
Medtronic, Inc.	82,700	2,999,529
Micrus Endovascular Corp.*	25,300	525,987
St. Jude Medical, Inc.*	57,600	2,078,784
STERIS Corp.	12,500	388,500
Stryker Corp.	58,600	2,933,516
Techne Corp.	9,100	522,795
Terumo Corp. (Japan)	18,500	885,958

COMMON STOCKS (continued)	Shares	Value (Note 2)
Medical Supplies & Equipment (continued)
Thoratec Corp.*(a)	15,000	$640,950
Zimmer Holdings, Inc.*	52,600	2,843,030

		47,857,565

Metals & Mining — 1.1%
Agnico-Eagle Mines Ltd. (Canada)(a)	22,000	1,337,160
Alpha Natural Resources, Inc.*	8,214	278,208
Arch Coal, Inc.	17,500	346,675
Barrick Gold Corp. (Canada)	31,500	1,430,415
BHP Billiton Ltd. (Australia)	106,742	3,320,700
BHP Billiton PLC (United Kingdom)	18,400	477,085
Carpenter Technology Corp.	10,000	328,300
Cliffs Natural Resources, Inc.(a)	18,000	848,880
CONSOL Energy, Inc.	31,200	1,053,312
Freeport-McMoRan Copper & Gold, Inc.	65,445	3,869,763
Haynes International, Inc.	7,600	234,308
Kobe Steel Ltd. (Japan)	512,000	975,281
Peabody Energy Corp.	53,300	2,085,629
Rio Tinto Ltd. (Australia)	53,614	2,948,473
SSAB AB (Class A Stock) (Sweden)	70,289	943,700
Steel Dynamics, Inc.	32,600	429,994
Umicore (Belgium)	68,380	1,972,850
United States Steel Corp.(a)	32,300	1,245,165
Westmoreland Coal Co.*	23,400	190,008

		24,315,906

Office Equipment — 0.1%
Canon, Inc. (Japan)	47,450	1,768,435
Herman Miller, Inc.	12,500	235,875

		2,004,310

Oil & Gas — 6.3%
ABB Ltd. (Switzerland)	47,405	825,349
Anadarko Petroleum Corp.	17,000	613,530
Baker Hughes, Inc.	87,740	3,647,352
Beach Energy Ltd. (Australia)	1,830,240	1,049,740
BG Group PLC (United Kingdom)	69,363	1,031,624
BP PLC (United Kingdom)	20,627	98,745
BP PLC, ADR (United Kingdom)	109,600	3,165,248
Chevron Corp.	237,622	16,125,029
China Oilfield Services Ltd. (Class H Stock) (China)	832,000	968,208
Complete Production Services, Inc.*	32,400	463,320
Concho Resources, Inc.*	15,100	835,483
ConocoPhillips	106,600	5,232,994
Devon Energy Corp.	37,800	2,302,776
Diamond Offshore Drilling, Inc.(a)	6,300	391,797
EOG Resources, Inc.	44,300	4,357,791
Exxon Mobil Corp.	570,813	32,576,283
FMC Technologies, Inc.*	58,918	3,102,622
Forest Oil Corp.*	10,100	276,336
Fugro NV (Netherlands)	11,292	521,664
GDF Suez (France)	45,585	1,296,923
GeoMet, Inc.*	84,300	96,102
Halliburton Co.	37,900	930,445
Hess Corp.	40,300	2,028,702

SEE NOTES TO FINANCIAL STATEMENTS.

A364

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas (continued)
Holly Corp.	15,200	$404,016
Hong Kong & China Gas Co. Ltd. (Hong Kong)	407,140	1,006,757
Mariner Energy, Inc.*	12,600	270,648
Murphy Oil Corp.	72,500	3,592,375
National Fuel Gas Co.	7,600	348,688
Newfield Exploration Co.*	74,500	3,640,070
Occidental Petroleum Corp.	78,900	6,087,135
Petrohawk Energy Corp.*	2,300	39,031
Praxair, Inc.	39,100	2,971,209
Range Resources Corp.	34,300	1,377,145
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	115,100	5,557,028
Saipem SpA (Italy)	41,689	1,269,776
Schlumberger Ltd. (Netherlands)(a)	184,100	10,188,094
Sempra Energy	28,100	1,314,799
Smith International, Inc.	58,900	2,217,585
Southwestern Energy Co.*	82,000	3,168,480
Statoil ASA (Norway)	148,850	2,867,569
Subsea 7, Inc. (Cayman Islands)*	91,300	1,368,829
Suncor Energy, Inc. (Canada)(a)	64,300	1,892,992
Ultra Petroleum Corp. (Canada)*	15,200	672,600
Valero Energy Corp.	80,800	1,452,784
Whiting Petroleum Corp.*	10,000	784,200

		134,429,873

Paper & Forest Products — 0.2%
Clearwater Paper Corp.*	13,331	730,005
Domtar Corp.(a)	5,766	283,399
International Paper Co.	81,000	1,833,030
Weyerhaeuser Co.	40,700	1,432,640

		4,279,074

Pharmaceuticals — 3.2%
Alkermes, Inc.*	24,900	310,005
Allergan, Inc.	36,900	2,149,794
Astellas Pharma, Inc. (Japan)	23,300	780,683
Biogen Idec, Inc.*(a)	31,000	1,470,950
BioMarin Pharmaceutical, Inc.*(a)	15,000	284,400
Bristol-Myers Squibb Co.	164,300	4,097,642
Cardinal Health, Inc.	17,200	578,092
Celgene Corp.*	72,300	3,674,286
Cephalon, Inc.*(a)	11,700	663,975
Chugai Pharmaceutical Co. Ltd. (Japan)	29,200	519,751
CSL Ltd. (Australia)	59,102	1,613,690
Express Scripts, Inc.*	91,600	4,307,032
Forest Laboratories, Inc.*	11,600	318,188
Gilead Sciences, Inc.*	109,400	3,750,232
GlaxoSmithKline PLC (United Kingdom)	9,997	169,758
GlaxoSmithKline PLC, ADR (United Kingdom)(a)	147,400	5,013,074
Hospira, Inc.*	14,900	856,005
Human Genome Sciences, Inc.*(a)	37,600	852,016
Kobayashi Pharmaceutical Co. Ltd. (Japan)	18,600	790,621

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Medicines Co. (The)*	15,600	$118,716
Medicis Pharmaceutical Corp. (Class A Stock)	12,600	275,688
Merck & Co., Inc.	348,289	12,179,666
Pfizer, Inc.	860,874	12,276,063
Roche Holding AG (Switzerland)	36,121	4,971,756
Rohto Pharmaceutical Co. Ltd. (Japan)	52,000	636,107
Sanofi-Aventis SA (France)	59,536	3,585,701
Valeant Pharmaceuticals International*(a)	15,100	789,579
Vertex Pharmaceuticals, Inc.*	21,500	707,350

		67,740,820

Pipelines — 0.2%
Spectra Energy Corp.	151,300	3,036,591
Williams Cos., Inc. (The)	131,200	2,398,336

		5,434,927

Printing & Publishing — 0.1%
McGraw-Hill Cos., Inc. (The)	37,900	1,066,506
Scholastic Corp.(a)	12,600	303,912

		1,370,418

Real Estate — 0.2%
Goldcrest Co. Ltd. (Japan)	19,920	344,281
Hang Lung Properties Ltd. (Hong Kong)	301,000	1,151,309
Lennar Corp. (Class A Stock)	33,600	467,376
Mitsui Fudosan Co. Ltd. (Japan)	62,000	862,945
Soho China Ltd. (Cayman Islands)	1,510,000	873,807
St. Joe Co. (The)*(a)	15,200	352,032

		4,051,750

Real Estate Investment Trusts — 0.8%
AMB Property Corp.(a)	17,600	417,296
AvalonBay Communities, Inc.	20,000	1,867,400
Boston Properties, Inc.	24,200	1,726,428
Camden Property Trust(a)	15,000	612,750
Duke Realty Corp.	57,500	652,625
EastGroup Properties, Inc.	12,700	451,866
Kimco Realty Corp.	39,900	536,256
LaSalle Hotel Properties	27,600	567,732
Mirvac Group (Australia)	1,396,636	1,525,267
Potlatch Corp.	16,560	591,689
Regency Centers Corp.	12,500	430,000
Simon Property Group, Inc.(a)	52,961	4,276,601
SL Green Realty Corp.	13,818	760,543
Unibail-Rodamco (France)	13,712	2,234,816
Weingarten Realty Investors	29,900	569,595

		17,220,864

Restaurants — 0.7%
McDonald’s Corp.	125,700	8,279,859
Mitchells & Butlers PLC (United Kingdom)*	274,684	1,116,525
Sonic Corp.*(a)	17,525	135,819
Starbucks Corp.	144,500	3,511,350

SEE NOTES TO FINANCIAL STATEMENTS.

A365

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Restaurants (continued)
Yum! Brands, Inc.	25,800	$1,007,232

		14,050,785

Retail & Merchandising — 2.8%
A.C. Moore Arts & Crafts, Inc.*	41,800	94,886
American Eagle Outfitters, Inc.	22,800	267,900
Bed Bath & Beyond, Inc.*	91,300	3,385,404
BJ’s Wholesale Club, Inc.*	12,800	473,728
CarMax, Inc.*(a)	25,300	503,470
Casey’s General Stores, Inc.	6,800	237,320
Compagnie Financiere Richemont SA (Class A Stock) (Switzerland)	77,122	2,692,505
CVS Caremark Corp.	139,276	4,083,572
Dick’s Sporting Goods, Inc.*	16,700	415,663
Dollar Tree, Inc.*	15,300	636,939
Dress Barn, Inc.*	4,819	114,740
Drugstore.com, Inc.*	129,500	398,860
Esprit Holdings Ltd. (Bermuda)	210,016	1,128,072
FamilyMart Co. Ltd. (Japan)	42,100	1,390,266
Gap, Inc. (The)	149,400	2,907,324
Hibbett Sports, Inc.*	9,900	237,204
Home Depot, Inc. (The)	181,500	5,094,705
Industria de Diseno Textil SA (Spain)	22,635	1,290,681
J. Crew Group, Inc.*(a)	10,200	375,462
Kingfisher PLC (United Kingdom)	506,694	1,587,250
Kohl’s Corp.*	83,900	3,985,250
Lowe’s Cos., Inc.	304,600	6,219,932
Macy’s, Inc.	107,100	1,917,090
N Brown Group PLC (United Kingdom)	223,467	831,296
Pantry, Inc. (The)*	10,100	142,511
Parkson Retail Group Ltd. (Cayman Islands)	767,500	1,293,687
PPR (France)	17,771	2,207,573
Wal-Mart Stores, Inc.	256,900	12,349,183
Walgreen Co.	86,600	2,312,220
Williams-Sonoma, Inc.(a)	15,900	394,638

		58,969,331

Schools — 0.1%
Apollo Group, Inc. (Class A Stock)*	28,900	1,227,383
Corinthian Colleges, Inc.*(a)	30,500	300,425

		1,527,808

Semiconductors — 1.6%
Advanced Micro Devices, Inc.*	352,300	2,578,836
Analog Devices, Inc.	40,100	1,117,186
Applied Materials, Inc.(a)	335,200	4,029,104
ASML Holding NV (Netherlands)	47,392	1,304,224
BTU International, Inc.*	15,500	90,055
Cree, Inc.*	2,500	150,075
Cymer, Inc.*	15,000	450,600
Hamamatsu Photonics KK (Japan)	47,900	1,330,664
Intel Corp.	250,100	4,864,445
Intersil Corp. (Class A Stock)	22,800	276,108
KLA-Tencor Corp.	16,800	468,384
Lam Research Corp.*(a)	5,000	190,300
Maxim Integrated Products, Inc.	37,500	627,375

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors (continued)
MEMC Electronic Materials, Inc.*	18,400	$181,792
Micron Technology, Inc.*(a)	548,800	4,659,312
National Semiconductor Corp.	237,600	3,198,096
NVIDIA Corp.*(a)	398,800	4,071,748
Semtech Corp.*	32,600	533,662
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	983,749	1,838,670
Texas Instruments, Inc.	20,400	474,912
Varian Semiconductor Equipment Associates, Inc.*	21,300	610,458
Zoran Corp.*	30,012	286,314

		33,332,320

Telecommunications — 2.8%
Alcatel-Lucent (France)*	329,459	839,013
America Movil SAB de CV (Class L Stock), ADR (Mexico)	47,700	2,265,750
American Tower Corp. (Class A Stock)*	69,435	3,089,858
AT&T, Inc.	751,117	18,169,520
Corning, Inc.	166,400	2,687,360
Crown Castle International Corp.*(a)	76,600	2,854,116
Finisar Corp.*	13,637	203,191
France Telecom SA (France)	93,648	1,624,321
Hutchison Telecommunications Hong Kong Holdings Ltd. (Cayman Islands)	2,157,000	455,294
Ixia*	49,600	426,064
JDS Uniphase Corp.*(a)	108,800	1,070,592
KDDI Corp. (Japan)	311	1,482,439
Leap Wireless International, Inc.*	7,500	97,350
NII Holdings, Inc.*	34,400	1,118,688
NTELOS Holdings Corp.	22,900	393,880
Prysmian SpA (Italy)	71,471	1,025,761
QUALCOMM, Inc.	219,300	7,201,812
Quanta Services, Inc.*	13,400	276,710
SBA Communications Corp. (Class A Stock)*(a)	7,700	261,877
Singapore Telecommunications Ltd. (Singapore)	582,000	1,258,234
Sprint Nextel Corp.*	713,900	3,026,936
Telefonica SA (Spain)	193,341	3,581,590
Television Broadcasts Ltd. (Hong Kong)	112,000	519,360
Telstra Corp. Ltd. (Australia)	369,260	1,006,511
Vodafone Group PLC, ADR (United Kingdom)(a)	230,692	4,768,404

		59,704,631

Tobacco — 0.6%
Philip Morris International, Inc.	262,900	12,051,336

Toys — 0.1%
Hasbro, Inc.	22,800	937,080
Mattel, Inc.	55,100	1,165,916

		2,102,996

SEE NOTES TO FINANCIAL STATEMENTS.

A366

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	21,200	$1,179,992
Cargotec Corp. (Class B Stock) (Finland)	25,163	656,510
Central Japan Railway Co. (Japan)	231	1,907,332
CSX Corp.	46,000	2,282,980
Expeditors International of Washington, Inc.	22,000	759,220
FedEx Corp.	30,400	2,131,344
Greenbrier Cos., Inc.*	17,100	191,520
Knight Transportation, Inc.(a)	33,000	667,920
Nippon Yusen Kabushiki Kaisha (Japan)	122,000	444,601
Ryder System, Inc.	16,600	667,818
Union Pacific Corp.	66,400	4,615,464
United Parcel Service, Inc. (Class B Stock)	99,300	5,649,177
UTi Worldwide, Inc. (British Virgin Islands)	30,400	376,352

		21,530,230

Utilities — 1.3%
AES Corp. (The)*	254,400	2,350,656
Alliant Energy Corp.(a)	22,800	723,672
CenterPoint Energy, Inc.	280,000	3,684,800
Constellation Energy Group, Inc.	66,200	2,134,950
E.ON AG (Germany)	104,816	2,818,321
EDF Energies Nouvelles SA (France)	14,192	480,112
Entergy Corp.	41,500	2,972,230
FirstEnergy Corp.(a)	23,700	834,951
Great Plains Energy, Inc.	35,500	604,210
Mirant Corp.*	25,400	268,224
Nextera Energy, Inc.	20,000	975,200
OGE Energy Corp.	17,700	647,112
PPL Corp.	89,700	2,238,015
Public Service Enterprise Group, Inc.	23,600	739,388
SembCorp Industries Ltd. (Singapore)	745,911	2,157,063
Southwest Gas Corp.	22,900	675,550
Sumco Corp. (Japan)*	93,700	1,552,992
TECO Energy, Inc.	70,800	1,066,956

		26,924,402

TOTAL COMMON STOCKS (cost $1,375,110,907)		1,328,781,256

PREFERRED STOCKS — 0.1%
Automotive Parts
Dana Holding Corp., Series B, 4.00%, 144A	1,325	119,581

Consumer Products & Services
Sealy Corp., 8.00%, CVT, PIK*	300	23,550

Financial Services — 0.1%
Ally Financial, Inc., Series G, 7.00%, CVT, 144A	1,100	855,078
SLM Corp., Series C, 7.25%, CVT	200	109,650

		964,728

COMMON STOCKS (continued)	Shares	Value (Note 2)
Telecommunications
Lucent Technologies Capital Trust I, 7.75%, CVT	300	$217,350

U.S. Government Agency Obligation
Federal National Mortgage Assoc., Series S, 8.25%*	8,550	2,907

TOTAL PREFERRED STOCKS (cost $1,528,903)		1,328,116

	Units
RIGHTS*
Financial – Bank & Trust
BankAtlantic Bancorp, Inc., expiring 07/20/10 (cost $0)	16,506	—

WARRANTS*
Clothing & Apparel
Anvil Holdings, Inc. (Class A Stock), expiring on 02/05/12(g)	1,395	28
Anvil Holdings, Inc. (Class B Stock), expiring on 02/05/12(g)	1,550	15

TOTAL WARRANTS (cost $0)		43

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.3%
Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A(g)
4.06%	05/16/16	A2	$1,625	1,647,852
Series 2010-1, Class A4
2.30%	12/15/14	Aaa	630	629,937
American Express Credit Account Master Trust, Series 2010-1, Class B
0.95% (c)	11/16/15	A2	1,215	1,212,448
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	Baa3	840	863,094
Series 2010-2, Class B
2.73%	03/09/15	Aa1	1,017	1,023,360
BA Credit Card Trust,
Series 2007-A8, Class A8
5.59%	11/17/14	Aaa	1,170	1,268,189
Cabela’s Master Credit Card Trust,
Series 2006-3A, Class B, 144A(g)
0.55% (c)	10/15/14	Baa2	1,660	1,662,955
Capital One Multi-Asset Execution Trust,
Series 2005-A7, Class A7
4.70%	06/15/15	Aaa	1,100	1,177,350
CarMax Auto Owner Trust,
Series 2009-2, Class B
4.65%	08/17/15	A+(d)	1,335	1,412,745
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa	316	341,926

SEE NOTES TO FINANCIAL STATEMENTS.

A367

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	A3	$23	$12,882
Citibank Credit Card Issuance Trust,
Series 2009-A2, Class A2
1.90% (c)	05/15/14	Aaa	1,320	1,350,495
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	255	257,811
Series 2009-C, Class A3
1.85%	12/16/13	Aaa	519	524,365
Series 2010-A, Class A4
2.49%	01/15/16	Aaa	1,350	1,377,317
CNH Wholesale Master Note Trust,
Series 2009-1A, Class A, 144A(g)
2.05% (c)	07/15/15	AAA(d)	1,209	1,220,574
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4
6.19%	03/01/13	Aaa	283	290,269
Discover Card Master Trust I,
Series 2005-4, Class A2
0.44% (c)	06/16/15	Aaa	1,360	1,347,900
Ford Credit Auto Owner Trust,
Series 2009-D, Class D, 144A(g)
8.14%	02/15/16	A3	400	449,567
Series 2009-E, Class A4
2.42%	11/15/14	Aaa	2,290	2,346,010
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class C, 144A(g)
4.99%	02/15/17	A2	1,485	1,528,583
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A
3.69%	07/15/15	Aaa	1,585	1,646,815
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.407% (c)	11/25/36	Aaa	36	34,063
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	165	171,701
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	50	51,211
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.64% (c)	10/15/13	Baa1	240	237,016
Morgan Stanley Structured Trust,
Series 2007-1, Class A1
0.427% (c)	06/25/37	Caa3	201	184,708
Navistar Financial Corp Owner Trust,
Series 2010-A, Class B, 144A(g)
4.17%	10/20/14	Aa2	1,370	1,378,060
Nissan Auto Receivables Owner Trust,
Series 2009-A, Class A4
4.74%	08/17/15	Aaa	505	542,635
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52%	12/31/10	Aaa	238	240,512

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61%	06/15/15	Aaa	$350	$386,918
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aa3	505	513,651

TOTAL ASSET-BACKED SECURITIES (cost $26,681,004)				27,332,919

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	250	262,980
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	350	367,032
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	554	559,697
Series 2007-1, Class AAB
5.422%	01/15/49	Aaa	3,090	3,263,967
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	2,135	2,209,128
Series 2005-PWR9, Class AAB
4.804%	09/15/42	Aaa	400	417,903
Series 2006-PW13, Class A4
5.54%	09/11/41	AAA(d)	1,182	1,233,054
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
5.816% (c)	12/10/49	Aaa	1,300	1,343,668
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	2,015	1,980,288
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	382	390,563
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	317	321,128
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	321	334,820
Series 2005-LDP5, Class A4
5.195%(c)	12/15/44	Aaa	1,900	2,021,025
Series 2006-CB16, Class A4
5.552%	05/12/45	Aaa	3,135	3,286,405
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa	479	486,820
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aaa	130	128,485
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156%	02/15/31	AAA(d)	2,200	2,288,548
Series 2006-C7, Class A3
5.347%	11/15/38	Aaa	861	888,425

SEE NOTES TO FINANCIAL STATEMENTS.

A368

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I,
Series 2008-T29, Class A4
6.458% (c)	01/11/43	AA(d)	$2,038	$2,207,929
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558% (c)	03/15/45	Aaa	2,108	2,243,367

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $24,060,505)				26,235,232

CONVERTIBLE BONDS
Electronic Components & Equipment
General Cable Corp.,
Sub. Notes
4.50%	11/15/29	B2	150	140,625

Media
XM Satellite Radio, Inc.,
Sr. Sub. Notes, 144A
7.00%	12/01/14	B2	51	48,323

Oil & Gas
Penn Virginia Corp.,
Sr. Sub. Notes
4.50%	11/15/12	B(d)	22	20,515

Semiconductors
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.00%	05/01/15	B-(d)	223	211,850

Telecommunications
Leap Wireless International, Inc.,
Sr. Unsec’d. Notes
4.50%	07/15/14	Caa1	100	83,750

TOTAL CONVERTIBLE BONDS (cost $476,515)				505,063

CORPORATE OBLIGATIONS — 14.8%
Advertising
Affinity Group, Inc.,
Gtd. Notes
9.00%	02/15/12	Caa2	50	37,312
Interpublic Group of Cos., Inc.,
Sr. Unsec’d. Notes
10.00%	07/15/17	Ba3	50	55,125
Lamar Media Corp.,
Gtd. Notes, 144A(a)
7.875%	04/15/18	B1	200	199,500

				291,937

Aerospace
Embraer Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.375%	01/15/20	Baa3	130	133,406

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Aerospace & Defense — 0.1%
Colt Defense LLC/Colt Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.75%	11/15/17	B3	$75	$59,438
L-3 Communications Corp.,
Gtd. Notes
4.75%	07/15/20	Baa3	560	564,305
6.375%	10/15/15	Ba1	200	200,000
Moog, Inc.,
Sr. Sub. Notes
7.25%	06/15/18	Ba3	75	73,500
Sequa Corp.,
Gtd. Notes, 144A
11.75%	12/01/15	Caa2	250	241,875
Spirit Aerosystems, Inc.,
Gtd. Notes
7.50%	10/01/17	B2	75	73,500
TransDigm, Inc.,
Gtd. Notes
7.75%	07/15/14	B3	250	250,625
United Technologies Corp.,
Sr. Unsec’d. Notes
5.375%	12/15/17	A2	470	538,733
5.70%	04/15/40	A2	755	842,838
6.125%	02/01/19	A2	245	292,172

				3,136,986

Agriculture
MHP SA,
Gtd. Notes (Luxembourg)
10.25%	04/29/15	B3	760	733,400

Airlines — 0.1%
American Airlines, Inc.,
Pass-Through Certificates
7.858%	10/01/11	Ba1	75	76,313
Continental Airlines, Inc.,
Pass-Through Certificates
7.25%	11/10/19	Baa2	235	249,100
9.00%	07/08/16	Baa2	412	447,517
9.25%	05/10/17(g)	Ba2	25	26,063
Delta Air Lines, Inc.,
Pass-Through Certificates
7.75%	12/17/19	Baa2	226	244,329
Sr. Sec’d. Notes, 144A
9.50%	09/15/14	Ba2	475	498,750
12.25%	03/15/15	B2	225	240,187
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17	Baa3	645	654,533
Tam Capital 2, Inc.,
Gtd. Notes
9.50%	01/29/20	B(d)	570	571,425
United Air Lines, Inc.,
Sec’d. Notes, 144A
12.00%	11/01/13	Caa2	75	78,000
Sr. Sec’d. Notes, 144A
9.875%	08/01/13	B3	125	128,125

				3,214,342

SEE NOTES TO FINANCIAL STATEMENTS.

A369

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
6.50%	11/15/13	A3		$800	$895,390
Hertz Holdings BV,
Sr. Sec’d. Notes, 144A (Netherlands)
8.50%	07/31/15	B1	EUR	175	212,929
Motors Liquidation Co.,
Sr. Unsec’d. Notes(i)
6.75%	05/01/28	NR		100	27,500
8.25%	07/15/23	NR		325	98,312
Oshkosh Corp.,
Gtd. Notes
8.25%	03/01/17	B3		150	156,000
8.50%	03/01/20	B3		150	156,000

					1,546,131

Automotive Parts — 0.1%
Affinia Group, Inc.,
Gtd. Notes
9.00%	11/30/14	B3		50	50,250
Sr. Sec’d. Notes, 144A
10.75%	08/15/16	B1		25	27,250
American Axle & Manufacturing Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.25%	01/15/17	B2		125	128,438
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.875%	03/01/17	Caa3		375	325,312
ArvinMeritor, Inc.,
Gtd. Notes(a)
8.125%	09/15/15	Caa2		75	72,000
Commercial Vehicle Group, Inc.,
Gtd. Notes, 144A, PIK(g)
13.00%	02/15/13	NR		65	65,859
Cooper-Standard Automotive, Inc.,
Sr. Notes, 144A
8.50%	05/01/18	B2		100	100,750
Goodyear Tire & Rubber Co. (The),
Sr. Unsec’d. Notes
10.50%	05/15/16	B1		200	217,500
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
5.00%	03/30/20	Baa2		900	945,934
Tenneco, Inc.,
Gtd. Notes(a)
8.625%	11/15/14	Caa2		50	50,438

					1,983,731

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	01/15/20	Baa2		1,275	1,373,931
Gtd. Notes, 144A(g)
5.375%	11/15/14	Baa2		405	442,794
7.20%	01/15/14	Baa2		275	316,205
Coca-Cola Amatil Ltd.,
Gtd. Notes, 144A (Australia)(g)
3.25%	11/02/14	A3		365	370,739

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Beverages (continued)
Coca-Cola Femsa SAB de CV,
Sr. Unsec’d. Notes, 144A (Mexico)(g)
4.625%	02/15/20	A3		$300	$306,339
Constellation Brands, Inc.,
Gtd. Notes
8.375%	12/15/14	Ba3		25	26,625
Cott Beverages, Inc.,
Gtd. Notes, 144A
8.375%	11/15/17	Caa1		175	176,750
PepsiCo, Inc.,
Sr. Unsec’d. Notes
5.50%	01/15/40	Aa3		1,000	1,095,526

					4,108,909

Biotechnology
Bio-Rad Laboratories, Inc.,
Sr. Sub. Notes
8.00%	09/15/16	Ba2		125	130,312
FMC Finance III SA,
Gtd. Notes (Luxembourg)
6.875%	07/15/17	Ba2		25	25,250
Talecris Biotherapeutics Holdings Corp.,
Gtd. Notes, 144A
7.75%	11/15/16	B1		200	212,000

					367,562

Broadcasting — 0.1%
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A(g)
6.25%	06/01/18	Baa2		409	456,060
8.375%	03/01/39	Baa2		655	890,362
Unsec’d. Notes
7.125%	10/01/12	Baa2		140	155,556
Fisher Communications, Inc.,
Gtd. Notes
8.625%	09/15/14	B2		25	24,563

					1,526,541

Building Materials — 0.2%
AMH Holdings, Inc.,
Sr. Disc. Notes
11.25%	03/01/14	Caa2		200	205,000
Corp. GEO SAB de CV,
Gtd. Notes, 144A (Mexico)(g)
9.25%	06/30/20	Ba3		290	289,623
Gibraltar Industries, Inc.,
Gtd. Notes
8.00%	12/01/15	B3		175	168,875
Goodman Global, Inc.,
Gtd. Notes
13.50%	02/15/16	NR		175	192,500
Grohe Holding GmbH, (Germany)
Gtd. Notes, 144A
8.625%	10/01/14	CCC(d)	EUR	50	57,015
Sr. Sec’d. Notes
3.519%(c)	01/15/14	B-(d)	EUR	175	186,179

SEE NOTES TO FINANCIAL STATEMENTS.

A370

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Building Materials (continued)
Holcim US Finance Sarl & Cie SCS,
Gtd. Notes, 144A (Luxembourg)(g)
6.00%	12/30/19	Baa2		$835	$890,749
Lafarge SA,
Sr. Unsec’d. Notes (France)
6.15%	07/15/11	Baa3		155	158,849
Obrascon Huarte Lain SA,
Sr. Unsec’d. Notes, MTN (Spain)
7.375%	04/28/15	Ba1	EUR	150	171,065
Odebrecht Finance Ltd.,
Gtd. Notes, 144A (Cayman Islands)(g)
7.00%	04/21/20	Baa3		230	237,261
Ply Gem Industries, Inc.,
Sr. Sec’d. Notes
11.75%	06/15/13	Caa1		250	261,250
Rearden G Holdings EINS GmbH,
Gtd. Notes, 144A (Germany)(g)
7.875%	03/30/20	B1		380	383,800
Urbi Desarrollos Urbanos SAB de CV,
Gtd. Notes (Mexico)
8.50%	04/19/16	Ba3		350	360,500
USG Corp.,
Gtd. Notes, 144A
9.75%	08/01/14	B2		300	312,000

					3,874,666

Cable Television — 0.3%
Belo Corp.,
Sr. Unsec’d. Notes
8.00%	11/15/16	Ba2		350	359,625
Cablemas SA de CV,
Gtd. Notes (Mexico)
9.375%	11/15/15	Ba3		320	343,200
Comcast Corp.,
Gtd. Notes
5.70%	05/15/18	Baa1		1,235	1,357,571
CSC Holdings, Inc.,
Sr. Unsec’d. Notes
8.50%	04/15/14	Ba3		425	443,063
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.875%	10/01/19	Baa3		845	923,066
7.625%	05/15/16	Baa3		125	135,781
DIRECTV Holdings LLC,
Gtd. Notes
3.55%	03/15/15	Baa3		570	573,782
DISH DBS Corp.,
Gtd. Notes
6.375%	10/01/11	Ba3		25	25,813
6.625%	10/01/14	Ba3		50	50,000
7.75%	05/31/15	Ba3		100	103,000
Net Servicos de Comunicacao SA,
Gtd. Notes (Brazil)
7.50%	01/27/20	Ba1		540	567,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Cable Television (continued)
Univision Communications, Inc.,
Gtd. Notes, 144A, PIK
9.75%	03/15/15	Caa2		$715	$595,118
Sr. Sec’d. Notes, 144A
12.00%	07/01/14	B2		250	268,125

					5,745,144

Chemicals — 0.2%
Ashland, Inc.,
Gtd. Notes
9.125%	06/01/17	Ba1		650	711,750
CF Industries, Inc.,
Gtd. Notes
6.875%	05/01/18	B1		250	254,375
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.55%	05/15/19	Baa3		670	820,156
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sr. Sec’d. Notes
8.875%	02/01/18	B3		450	406,125
Huntsman International LLC,
Gtd. Notes, 144A
5.50%	06/30/16	B1		125	109,375
6.875%	11/15/13	CCC+(d)	EUR	300	348,513
INVISTA,
Sr. Unsec’d. Notes, 144A
9.25%	05/01/12	Ba3		193	195,895
Kerling PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)
10.625%	01/28/17	B(d)	EUR	150	185,723
Momentive Performance Materials, Inc.,
Gtd. Notes
9.75%	12/01/14(a)	Caa2		300	283,500
11.50%	12/01/16	Caa3		225	198,562
PolyOne Corp.,
Sr. Unsec’d. Notes
8.875%	05/01/12	Ba3		25	26,000
Solutia, Inc.,
Gtd. Notes
8.75%	11/01/17	B2		475	494,000

					4,033,974

Clothing & Apparel
Hanesbrands, Inc.,
Gtd. Notes
4.121%(c)	12/15/14	B1		50	47,312
8.00%	12/15/16	B1		100	101,375
Levi Strauss & Co.,
Sr. Unsec’d. Notes
8.875%	04/01/16	B2		50	51,750
Sr. Unsec’d. Notes, 144A(a)
7.625%	05/15/20	B2		275	269,500

					469,937

SEE NOTES TO FINANCIAL STATEMENTS.

A371

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Commercial Services — 0.2%
ARAMARK Corp.,
Gtd. Notes
3.844% (c)	02/01/15	B3		$250	$230,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
7.625%	05/15/14	Caa1		400	385,000
Gtd. Notes, 144A
9.625%	03/15/18	B3		25	25,250
Bankrate, Inc.,
Gtd. Notes, 144A
11.75%	07/15/15	B2		125	123,906
Education Management LLC/Education Management Finance Corp.,
Gtd. Notes
8.75%	06/01/14	B2		250	249,375
Europcar Groupe SA, (France)
Sec’d. Notes, 144A
4.183%(c)	05/15/13	B+(d)	EUR	100	105,165
Sr. Sub. Notes, 144A
8.125%	05/15/14	B(d)	EUR	150	162,334
Garda World Security Corp.,
Sr. Unsec’d. Notes, 144A (Canada)
9.75%	03/15/17	B3		125	126,875
Geo Group, Inc., (The),
Gtd. Notes, 144A
7.75%	10/15/17	B1		100	100,750
iPayment, Inc.,
Gtd. Notes
9.75%	05/15/14	Caa1		50	45,500
Iron Mountain, Inc.,
Gtd. Notes
7.75%	01/15/15	B2		175	176,313
Mac-Gray Corp.,
Gtd. Notes
7.625%	08/15/15	B3		250	240,625
Service Corp. International,
Sr. Unsec’d. Notes
8.00%	11/15/21	B1		350	351,750
ServiceMaster Co. (The),
Gtd. Notes, 144A, PIK
10.75%	07/15/15	B3		325	336,375
Ticketmaster Entertainment, Inc.,
Gtd. Notes
10.75%	08/01/16	Ba3		725	781,187
United Rentals North America, Inc.,
Gtd. Notes
10.875%	06/15/16	B3		75	80,438

					3,520,843

Computer Services & Software — 0.1%
Aspect Software, Inc.,
Sr. Notes, 144A
10.625%	05/15/17	Caa1		75	75,000
Brocade Communications Systems, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	01/15/20	Ba2		75	74,437

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Computer Services & Software (continued)
First Data Corp.,
Gtd. Notes
9.875%	09/24/15	Caa1	$150	$113,250
Gtd. Notes, PIK
10.55%	09/24/15	Caa1	38	27,605
JDA Software Group, Inc.,
Gtd. Notes, 144A
8.00%	12/15/14	B1	325	328,250
Open Solutions, Inc.,
Gtd. Notes, 144A
9.75%	02/01/15	Caa2	250	187,500
Seagate HDD Cayman,
Sr. Unsec’d. Notes, 144A (Cayman Islands)
6.875%	05/01/20	Ba1	275	261,250
Seagate Technology HDD Holdings,
Gtd. Notes (Cayman Islands)
6.80%	10/01/16	Ba3	25	24,250
Seagate Technology International,
Sec’d. Notes, 144A (Cayman Islands)
10.00%	05/01/14	Baa3	75	85,500
SunGard Data Systems, Inc.,
Gtd. Notes
9.125%	08/15/13	Caa1	400	406,500

				1,583,542

Conglomerates — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15	Baa1	1,025	1,044,342
9.25%	08/06/19	Baa1	750	936,079

				1,980,421

Construction
Esco Corp.,
Gtd. Notes, 144A
8.625%	12/15/13	B2	450	446,625

Consumer Products & Services — 0.1%
Central Garden & Pet Co.,
Gtd. Notes
8.25%	03/01/18	B3	250	247,813
Controladora Mabe SA CV,
Gtd. Notes, 144A (Mexico)(g)
7.875%	10/28/19	BBB-(d)	550	577,500
Deluxe Corp.,
Sr. Unsec’d. Notes
7.375%	06/01/15	Ba2	500	496,250
Scotts Miracle-Gro Co. (The),
Gtd. Notes
7.25%	01/15/18	B1	75	75,656
Sealy Mattress Co.,
Gtd. Notes
8.25%	06/15/14	Caa1	150	150,375
Sr. Sec’d. Notes, 144A
10.875%	04/15/16	Ba3	725	801,125

				2,348,719

SEE NOTES TO FINANCIAL STATEMENTS.

A372

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Containers & Packaging — 0.1%
Ardagh Glass Finance PLC, (Ireland)
Gtd. Notes, 144A
7.125%	06/15/17	B(d)	EUR	100	$111,585
Sr. Notes, 144A
8.75%	02/01/20	B(d)	EUR	50	60,531
Ardagh Glass Group PLC,
Sr. Unsec’d. Notes, PIK (Ireland)(g)
10.75%	03/01/15	B-(d)	EUR	100	119,840
Ball Corp.,
Gtd. Notes
7.125%	09/01/16	Ba1		$125	130,781
7.375%	09/01/19	Ba1		75	78,000
Berry Plastics Corp.,
Sec’d. Notes
8.875%	09/15/14	Caa1		75	72,188
Sr. Sec’d. Notes
8.25%	11/15/15	B1		200	198,500
BWAY Holding Co.,
Sr. Notes, 144A
10.00%	06/15/18	B3		125	130,313
Crown Americas LLC/Crown Americas Capital Corp. II,
Gtd. Notes, 144A
7.625%	05/15/17	Ba3		25	25,875
Graphic Packaging International, Inc.,
Gtd. Notes
9.50%	06/15/17	B3		100	104,500
Greif, Inc.,
Sr. Unsec’d. Notes
7.75%	08/01/19	Ba2		25	25,750
Mobile Mini, Inc.,
Gtd. Notes
9.75%	08/01/14	B2		475	485,687
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16	Ba3		100	104,250
Plastipak Holdings, Inc.,
Sr. Notes, 144A
8.50%	12/15/15	B3		75	75,225
10.625%	08/15/19	B3		50	55,500
10.625%	08/15/19	B(d)		200	222,000
Sealed Air Corp.,
Sr. Notes, 144A
7.875%	06/15/17	Baa3		25	26,132
Silgan Holdings, Inc.,
Sr. Sub. Notes
6.75%	11/15/13	B1		25	25,375
Sr. Unsec’d. Notes
7.25%	08/15/16	Ba3		50	51,250
Solo Cup Co./Solo Cup Operating Corp.,
Sr. Sec’d. Notes
10.50%	11/01/13	B2		200	206,750

					2,310,032

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Distribution/Wholesale
KAR Holdings, Inc.,
Gtd. Notes
10.00%	05/01/15	Caa1	$125	$127,500
Minerva Overseas II Ltd.,
Gtd. Notes, 144A(g)
10.875%	11/15/19	B3	260	258,700

				386,200

Diversified Operations — 0.1%
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	B1	125	124,688
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A (Canada)
6.30%	05/01/14	Ba2	500	510,000
8.00%	11/15/14	Ba2	400	420,480
Cooper US, Inc.,
Gtd. Notes
6.10%	07/01/17	A3	270	308,827

				1,363,995

Electric — 0.6%
Carolina Power & Light Co.,
First Mortgage
5.30%	01/15/19	A1	160	178,905
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
6.75%	04/01/38	A3	160	194,999
Duke Energy Carolinas LLC,
First Mortgage
5.30%	02/15/40	A1	790	833,445
EDP Finance BV,
Sr. Unsec’d. Notes, 144A (Netherlands)(g)
4.90%	10/01/19	A3	650	590,932
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2	190	184,869
Electricite de France,
Sr. Unsec’d. Notes, 144A (France)(g)
6.95%	01/26/39	Aa3	250	301,320
FirstEnergy Solutions Corp.,
Gtd. Notes
4.80%	02/15/15	Baa2	1,265	1,323,687
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes (Israel)
9.375%	01/28/20	Baa2	900	1,131,805
Majapahit Holding BV,
Gtd. Notes (Netherlands)
7.75%	01/20/20	Ba2	1,070	1,171,650
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	11/15/39	A3	750	820,846
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A(g)
4.881%	08/15/19	A3	625	659,188

SEE NOTES TO FINANCIAL STATEMENTS.

A373

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Electric (continued)
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14	B1		$150	$152,063
7.375%	02/01/16	B1		75	74,625
NSTAR Electric Co.,
Sr. Unsec’d. Notes
5.50%	03/15/40	A1		1,045	1,131,440
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.05%	03/01/34	A3		595	663,852
6.35%	02/15/38	A3		280	326,256
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
5.375%	11/01/39	A2		735	787,286
5.70%	12/01/36	A2		225	250,988
RRI Energy, Inc.,
Sr. Unsec’d. Notes
7.875%	06/15/17	B2		75	70,875
Southern California Edison Co.,
First Mortgage
5.50%	03/15/40	A1		1,300	1,418,245
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.50%	12/15/10	Baa1		210	213,310
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.70%	05/15/20	Baa1		470	489,057

					12,969,643

Electronic Components & Equipment — 0.1%
Coleman Cable, Inc.,
Sr. Notes, 144A
9.00%	02/15/18	B3		175	167,125
Emerson Electric Co.,
Sr. Unsec’d. Notes
5.25%	11/15/39	A2		830	887,064
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
7.75%	07/15/16	Ba1		50	52,250

					1,106,439

Entertainment & Leisure — 0.1%
AMC Entertainment, Inc.,
Sr. Unsec’d. Notes
8.75%	06/01/19	B1		50	50,250
Ameristar Casinos, Inc.,
Gtd. Notes
9.25%	06/01/14	B2		300	314,250
Cinemark USA, Inc.,
Gtd. Notes
8.625%	06/15/19	B3		500	502,500
Cirsa Funding Luxemborg SA,
Gtd. Notes, 144A (Luxembourg)
8.75%	05/15/18	B3	EUR	150	169,359

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Entertainment & Leisure (continued)
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes, 144A
9.75%	12/01/16	B3	$50	$51,750
Lions Gate Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
10.25%	11/01/16	B1	250	248,125
Pinnacle Entertainment, Inc.,
Gtd. Notes, 144A
8.75%	05/15/20	Caa1	175	162,094
Sr. Notes, 144A
8.625%	08/01/17	B2	75	77,250
Regal Cinemas Corp.,
Gtd. Notes
8.625%	07/15/19	B2	350	351,750
Speedway Motorsports, Inc.,
Gtd. Notes
6.75%	06/01/13	Ba2	50	49,875
8.75%	06/01/16	Ba1	900	945,000
Travelport LLC,
Gtd. Notes
11.875%	09/01/16	Caa1	25	25,250

				2,947,453

Environmental Control — 0.1%
Casella Waste Systems, Inc.,
Gtd. Notes
9.75%	02/01/13	Caa1	50	50,000
Waste Management, Inc.,
Gtd. Notes
4.75%	06/30/20	Baa3	445	457,471
6.10%	03/15/18	Baa3	465	529,989
6.375%	03/11/15	Baa3	415	475,912

				1,513,372

Equipment Services
RSC Equipment Rental, Inc.,
Sr. Sec’d. Notes, 144A
10.00%	07/15/17	B1	25	26,812

Farming & Agriculture — 0.1%
Alliance One International, Inc.,
Sr. Unsec’d. Notes, 144A
10.00%	07/15/16	B2	25	25,437
10.00%	07/15/16	B+(d)	25	25,438
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.50%	06/15/19	Baa2	385	459,757
Bunge NA Finance LP,
Gtd. Notes
5.90%	04/01/17	Baa2	530	565,565

				1,076,197

Financial – Bank & Trust — 1.5%
BAC Capital Trust VI,
Ltd. Gtd. Notes
5.625%	03/08/35	Baa3	915	752,908

SEE NOTES TO FINANCIAL STATEMENTS.

A374

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Financial – Bank & Trust (continued)
Bank of America Corp.,
Sr. Notes
5.625%	07/01/20	A2	$1,545	$1,557,272
Sr. Unsec’d. Notes
7.375%	05/15/14	A2	1,780	1,994,955
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18	A2	4,665	4,780,748
Sub. Notes
5.75%	08/15/16	A3	165	170,936
Unsec’d. Notes(a)
6.50%	08/01/16	A2	560	606,044
Bank of Moscow Capital PLC,
Sr. Unsec’d. Notes, 144A (Ireland)(g)
6.699%	03/11/15	Baa1	220	216,975
Bank of Tokyo-Mitsubishi UFJ Ltd.,
Sr. Unsec’d. Notes, 144A (Japan)(g)
3.85%	01/22/15	Aa2	465	483,778
Barclays Bank PLC,
Sr. Unsec’d. Notes (United Kingdom)
5.125%	01/08/20	Aa3	810	805,711
5.20%	07/10/14	Aa3	230	242,731
6.75%	05/22/19	Aa3	255	283,671
BB&T Capital Trust II,
Ltd. Gtd. Notes
6.75%	06/07/36	A1	170	168,662
BB&T Corp.,
Sr. Unsec’d. Notes
5.70%	04/30/14	A1	750	823,621
Capital One Capital IV,
Ltd. Gtd. Notes
6.745% (c)	02/17/37	Baa1	365	304,775
Capital One Financial Corp.,
Sr. Unsec’d. Notes
7.375%	05/23/14	Baa1	225	257,278
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, 144A (Australia)(g)
3.50%	03/19/15	Aa1	300	303,956
3.75%	10/15/14	Aa1	845	868,681
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.25%	05/01/13	Baa1	565	614,703
Sub. Notes
8.25%	03/01/38	Baa2	215	241,043
Halyk Savings Bank of Kazakhstan JSC,
Bank Gtd. Notes (Kazakhstan)
9.25%	10/16/13	B+(d)	600	627,240
HSBC Holdings PLC,
Sub. Notes (United Kingdom)
6.50%	05/02/36	A1	100	103,717
ICICI Bank Ltd.,
Jr. Sub. Notes (India)
6.375% (c)	04/30/22	Ba1	450	414,560
ING Bank NV,
Sub. Notes, 144A (Netherlands)(g)
5.125%	05/01/15	A1	250	260,589

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Financial – Bank & Trust (continued)
International Lease Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	09/15/15	B1	$575	$544,812
Sr. Unsec’d. Notes, MTN
5.65%	06/01/14	B1	100	88,750
6.625%	11/15/13	B1	600	556,500
Kinder Morgan Finance Co. ULC,
Gtd. Notes (Canada)
5.70%	01/05/16	Ba1	190	180,133
Lloyds TSB Bank PLC,
Bank Gtd. Notes, 144A (United Kingdom)(g)
4.375%	01/12/15	Aa3	830	799,671
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
11.50%	05/01/16	Caa1	75	81,938
Sr. Notes
11.625%	02/01/14	Caa1	200	218,500
Northern Trust Corp.,
Sr. Unsec’d. Notes
4.625%	05/01/14	A1	300	327,929
5.30%	08/29/11	A1	114	118,442
5.50%	08/15/13	A1	225	250,348
PNC Funding Corp.,
Bank Gtd. Notes
3.625%	02/08/15	A3	1,065	1,096,263
5.625%	02/01/17	Baa1	165	175,539
Provident Funding Associates,
Sr. Sec’d. Notes, 144A
10.25%	04/15/17	Ba3	175	176,750
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.75%	06/15/15	Baa3	260	258,355
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes (United Kingdom)
7.648% (c)	08/29/49	Ba3	165	123,750
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)(g)
3.724%	01/20/15	Aa2	1,100	1,056,773
Standard Bank PLC,
Sub. Notes, MTN (United Kingdom)
8.125%	12/02/19	Baa3	760	780,596
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)(a)(g)
3.85%	04/27/15	A3	650	655,802
US Bank NA,
Sub. Notes
3.778% (c)	04/29/20	Aa2	1,490	1,513,095
USB Capital XIII Trust,
Ltd. Gtd. Notes
6.625%	12/15/39	A2	480	506,083
VTB Capital SA,
Sr. Sec’d. Notes (Luxembourg)
6.875%	05/29/18	Baa1	540	557,550
Wachovia Corp.,
Sr. Unsec’d. Notes
5.75%	02/01/18	A1	2,510	2,749,825

SEE NOTES TO FINANCIAL STATEMENTS.

A375

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Financial – Bank & Trust (continued)
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.875%	01/12/11	A1	$190	$193,903
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15	Aa3	250	261,652
Westpac Banking Corp.,
Sr. Unsec’d. Notes (Australia)
4.875%	11/19/19	Aa1	1,000	1,032,764

				31,190,277

Financial Services — 3.1%
American Express Co.,
Sr. Unsec’d. Notes
5.25%	09/12/11	A3	175	181,555
7.25%	05/20/14	A3	285	323,940
American Express Credit Corp.,
Sr. Unsec’d. Notes(a)
5.125%	08/25/14	A2	365	392,693
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13	A2	665	727,597
American General Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	B2	350	278,688
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.30%	06/28/19	A3	540	637,966
AngloGold Ashanti Holdings PLC,
Gtd. Notes (United Kingdom)
5.375%	04/15/20	Baa3	445	451,791
Bank One Corp.,
Sub. Notes
5.25%	01/30/13	A1	635	675,790
CEDC Finance Corp. International, Inc.,
Sr. Sec’d. Notes, 144A
9.125%	12/01/16	B1	370	357,050
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.50%	12/14/16	B	850	820,144
CenterCredit International BV,
Bank Gtd. Notes (Netherlands)
8.625%	01/30/14	Ba1	590	584,100
CIT Group, Inc.,
Sr. Sec’d. Notes
7.00%	05/01/17	B3	2,225	2,002,500
Citigroup Capital XXI,
Gtd. Notes(a)
8.30% (c)	12/21/49	A1	375	365,227
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	08/27/12	A3	620	646,270
5.50%	04/11/13	A3	375	389,814
5.50%	10/15/14(a)	A3	2,045	2,102,495
6.125%	05/15/18(a)	A3	875	913,222
6.50%	08/19/13	A3	500	532,588
Unsec’d. Notes
8.50%	05/22/19	A3	1,000	1,192,124

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Financial Services (continued)
Couche-Tard Corp.,
Gtd. Notes
7.50%	12/15/13	Ba1	$50	$50,250
Credit Suisse AG,
Sub. Notes (Switzerland)
5.40%	01/14/20	Aa2	1,100	1,093,690
Credit Suisse,
Sr. Unsec’d. Notes (Switzerland)
5.50%	05/01/14	Aa1	1,835	2,006,279
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A(g)
6.113%	01/15/20	A2	884	970,238
Discover Financial Services,
Sr. Unsec’d. Notes
10.25%	07/15/19	Ba1	400	476,058
DTEK Finance BV,
Gtd. Notes (Netherlands)
9.50%	04/28/15	B2	360	342,000
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/13	B3	50	45,250
7.875%	12/01/15	B3	25	22,375
Sr. Unsec’d. Notes, PIK
12.50%	11/30/17	CCC+(d)	426	452,625
ERAC USA Finance LLC,
Gtd. Notes, 144A(g)
5.25%	10/01/20	Baa2	550	555,783
Fibria Overseas Finance Ltd.,
Gtd. Notes, 144A (Cayman Islands)(g)
7.50%	05/04/20	Ba1	540	548,100
Financiera Independencia SAB de CV,
Notes, 144A (Mexico)(g)
10.00%	03/30/15	BB-(d)	230	217,350
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
8.125%	01/15/20	Ba3	450	459,311
8.70%	10/01/14(a)	Ba3	325	338,711
12.00%	05/15/15	Ba3	175	202,580
General Electric Capital Corp.,
Sr. Unsec’d. Notes
3.75%	11/14/14	Aa2	1,500	1,534,474
4.80%	05/01/13	Aa2	125	133,260
6.00%	08/07/19	Aa2	3,495	3,783,586
Sr. Unsec’d. Notes, MTN
6.00%	06/15/12	Aa2	645	694,099
General Motors Acceptance Corp., Inc.,
Gtd. Notes
8.00%	11/01/31	B3	550	507,375
Gtd. Notes, 144A
8.30%	02/12/15	B3	400	405,000

SEE NOTES TO FINANCIAL STATEMENTS.

A376

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Financial Services (continued)
Goldman Sachs Group, Inc. (The),
Gtd. Notes
6.345%	02/15/34	A1	$183	$164,202
Sr. Notes
6.00%	06/15/20	A1	445	458,854
Sr. Unsec’d. Notes
6.15%	04/01/18	A1	4,295	4,499,086
6.60%	01/15/12	A1	125	132,205
7.50%	02/15/19	A1	2,125	2,375,280
Sub. Notes
6.75%	10/01/37	A2	810	794,077
GTB Finance BV,
Bank Gtd. Notes (Netherlands)
8.50%	01/29/12	B+(d)	450	454,810
HBOS PLC,
Sub. Notes, 144A (United Kingdom)(g)
6.00%	11/01/33	Ba1	170	124,273
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes, 144A
7.75%	01/15/16	Ba3	400	389,000
Janus Capital Group, Inc.,
Sr. Unsec’d. Notes
6.95%	06/15/17	Baa3	175	175,677
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.875%	06/08/14	Baa2	126	133,242
8.50%	07/15/19	Baa2	305	342,595
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.70%	01/20/15	Aa3	1,480	1,513,811
4.65%	06/01/14	Aa3	1,945	2,073,907
4.75%	05/01/13	Aa3	475	506,733
6.00%	01/15/18	Aa3	1,830	2,020,750
6.30%	04/23/19	Aa3	570	643,812
JPMorgan Chase Capital XXII,
Ltd. Gtd. Notes
6.45%	02/02/37	Aa3	365	344,532
JPMorgan Chase Capital XXVII,
Ltd. Gtd. Notes
7.00%	11/01/39	A2	655	666,094
LBI Escrow Corp.,
Sr. Sec’d. Notes, 144A
8.00%	11/01/17	Ba3	650	669,500
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18	A2	600	640,069
Sr. Unsec’d. Notes
5.45%	02/05/13	A2	355	372,408
Sub. Notes
7.75%	05/14/38	A3	335	358,298
Morgan Stanley,
Sr. Unsec’d. Notes
4.10%	01/26/15(a)	A2	1,710	1,666,528
4.20%	11/20/14	A2	1,295	1,278,732
7.30%	05/13/19	A2	4,680	5,032,961
Sr. Unsec’d. Notes, MTN
6.00%	04/28/15	A2	625	653,172

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Financial Services (continued)
MU Finance PLC,
Sr. Sec’d. Notes, 144A
(United Kingdom)
8.375%	02/01/17	NR	$400	$383,500
Nuveen Investments, Inc.,
Gtd. Notes
10.50%	11/15/15	Caa3	950	826,500
Sr. Unsec’d. Notes
5.50%	09/15/15	Caa3	375	271,875
Penson Worldwide, Inc.,
Sr. Sec’d. Notes, 144A
12.50%	05/15/17	B1	150	148,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
9.25%	04/01/15	Caa2	25	25,500
Sr. Unsec’d. Notes, 144A(a)
9.25%	04/01/15	Caa2	100	102,000
Reliance Intermediate Holdings LP,
Sr. Unsec’d. Notes, 144A (Canada)
9.50%	12/15/19	Ba2	125	131,719
Residential Capital LLC,
Sec’d. Notes
9.625%	05/15/15	C	425	418,625
RSHB Capital SA For OJSC Russian Agricultural Bank,
Sr. Sec’d. Notes (Luxembourg)
6.299%	05/15/17	Baa1	1,150	1,145,687
SLM Corp.,
Sr. Unsec’d. Notes, MTN
5.125%	08/27/12	Ba1	420	413,748
5.375%	05/15/14	Ba1	175	160,013
8.45%	06/15/18	Ba1	925	853,600
Svensk Exportkredit AB,
Sr. Unsec’d. Notes (Sweden)
5.125%	03/01/17	Aa1	345	384,893
Teco Finance, Inc.,
Gtd. Notes
5.15%	03/15/20	Baa3	460	479,464
TNK-BP Finance SA,
Gtd. Notes, 144A (Luxembourg)(g)
7.25%	02/02/20	Baa2	810	809,028
Transcapitalinvest Ltd. For OJSC AK Transneft,
Sec’d. Notes (Ireland)
8.70%	08/07/18	Baa1	650	749,125
UCI Holdco, Inc.,
Sr. Unsec’d. Notes, PIK
8.537% (c)	12/15/13	Caa3	393	380,768
Universal City Development Partners Ltd.,
Sr. Notes, 144A
8.875%	11/15/15	B3	125	125,625
Sr. Sub. Notes, 144A
10.875%	11/15/16	B3	200	204,000
UPC Germany GmbH,
Sr. Sec’d. Notes, 144A (Germany)
8.125%	12/01/17	B1	225	220,500

SEE NOTES TO FINANCIAL STATEMENTS.

A377

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Financial Services (continued)
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30	A3		$250	$311,537
White Nights Finance BV For Gazprom,
Sec’d. Notes (Netherlands)
10.50%	03/25/14	Baa1		540	627,750
Wind Acquisition Holdings Finance SpA,
Sr. Sec’d. Notes, 144A, PIK (Luxembourg)
12.25%	07/15/17	B3		400	364,000
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A (Canada)(g)
5.50%	11/16/11	Baa2		165	172,874
Ziggo Bond Co. BV,
Sec’d. Notes, 144A (Netherlands)
8.00%	05/15/18	B2	EUR	200	235,766

					66,845,153

Food — 0.3%
BFF International Ltd.,
Gtd. Notes, 144A (Brazil)(g)
7.25%	01/28/20	Ba1		360	369,000
Campofrio Food SA,
Gtd. Notes, 144A (Spain)
8.25%	10/31/16	B1	EUR	50	59,003
Great Atlantic & Pacific Tea Co.,
Sr. Sec’d. Notes, 144A
11.375%	08/01/15	Caa1		125	104,062
Sr. Unsec’d. Notes
6.75%	12/15/12	Caa3		275	218,969
Grupo Bimbo SAB de CV,
Gtd. Notes, 144A (Mexico)(g)
4.875%	06/30/20	Baa2		1,245	1,251,205
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
8.875%	05/15/17	B1		75	76,313
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Notes
11.625%	05/01/14	B1		260	291,525
Kellogg Co.,
Sr. Unsec’d. Notes
4.25%	03/06/13	A3		465	498,369
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.50%	02/09/40	Baa2		540	603,898
Kroger Co. (The),
Gtd. Notes
3.90%	10/01/15	Baa2		500	527,437
Land O’lakes Capital Trust I,
Ltd. Gtd. Notes, 144A
7.45%	03/15/28	Ba2		250	215,000
Michael Foods, Inc.,
Sr. Notes, 144A
9.75%	07/15/18	Caa1		300	308,250
Safeway, Inc.,
Sr. Unsec’d. Notes
6.25%	03/15/14	Baa2		800	910,465

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Food (continued)
TreeHouse Foods, Inc.,
Gtd. Notes
7.75%	03/01/18	Ba2	$125	$129,687
Tyson Foods, Inc.,
Gtd. Notes
10.50%	03/01/14	Ba3	75	87,375
U.S. Foodservice,
Sr. Notes, 144A
10.25%	06/30/15	NR	250	248,750

				5,899,308

Healthcare Services — 0.2%
Bausch & Lomb, Inc.,
Sr. Unsec’d. Notes(a)
9.875%	11/01/15	Caa1	725	744,937
Capella Healthcare, Inc.,
Gtd. Notes, 144A
9.25%	07/01/17	B3	175	176,750
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15	B3	150	154,688
HCA, Inc.,
Sec’d. Notes
9.25%	11/15/16	B2	600	636,000
Sr. Sec’d. Notes, PIK
9.625%	11/15/16	B2	175	187,250
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)	325	307,937
Oncure Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.75%	05/15/17	B2	125	120,000
Psychiatric Solutions, Inc., Gtd. Notes
7.75%	07/15/15	B3	250	256,375
Radiation Therapy Services, Inc.,
Sr. Sub. Notes, 144A
9.875%	04/15/17	Caa1	175	168,000
Symbion, Inc.,
Gtd. Notes, PIK
11.00%	08/23/15	Caa2	79	69,282
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.50%	06/01/12	Caa2	25	24,813
US Oncology, Inc.,
Sr. Sec’d. Notes
9.125%	08/15/17	Ba3	50	51,375
Vanguard Health Holding Co II LLC/Vanguard Holding Co. II Inc.,
Gtd. Notes, 144A
8.00%	02/01/18	B3	225	217,125
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.00%	01/15/11	Baa1	195	198,806
6.00%	02/15/14	Baa1	555	622,346

				3,935,684

SEE NOTES TO FINANCIAL STATEMENTS.

A378

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Holding Companies – Diversified
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Notes, 144A
8.00%	12/15/16	Caa1	EUR	50	$55,793
8.50%	05/15/18	Caa1		$250	245,312
Sr. Sec’d. Notes, 144A
7.75%	10/15/16	B1		150	146,625
Sr. Sub. Notes, 144A
9.50%	06/15/17	Caa1	EUR	200	239,679
Susser Holdings LLC/Susser Finance Corp.,
Gtd. Notes, 144A
8.50%	05/15/16	B2		150	150,000

					837,409

Home Builders — 0.1%
Beazer Homes USA, Inc.,
Gtd. Notes
9.125%	06/15/18	Caa2		300	279,750
K Hovnanian Enterprises, Inc.,
Sr. Sec’d. Notes
10.625%	10/15/16	B1		100	100,000
MDC Holdings, Inc.,
Gtd. Notes
5.50%	05/15/13	Baa3		260	269,479
5.625%	02/01/20	Baa3		275	259,906
Standard Pacific Corp.,
Gtd. Notes
10.75%	09/15/16	Caa1		50	53,500
Sec’d. Notes
8.375%	05/15/18	B3		150	142,500

					1,105,135

Hotels & Motels — 0.1%
Gaylord Entertainment Co.,
Gtd. Notes
6.75%	11/15/14	Caa2		50	48,125
Grupo Posadas SAB de CV,
Gtd. Notes, 144A (Mexico)(g)
9.25%	01/15/15	B2		450	454,500
Harrah’s Operating Co., Inc.,
Sr. Sec’d. Notes
10.00%	12/15/18(a)	CCC(d)		325	266,500
11.25%	06/01/17	Caa1		625	657,812
MGM Mirage, Inc.,
Gtd. Notes, 144A
4.25%	04/15/15	Caa1		100	79,125
Sr. Sec’d. Notes
13.00%	11/15/13	B1		125	144,063
Sr. Sec’d. Notes, 144A
9.00%	03/15/20	B1		175	179,812
Sr. Unsec’d. Notes, 144A(a)
11.375%	03/01/18	Caa2		325	305,500
MGM Resorts International,
Sr. Sec’d. Notes
10.375%	05/15/14	B1		100	108,750
11.125%	11/15/17	B1		300	330,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Hotels & Motels (continued)
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.875%	10/15/14	Ba1	$100	$107,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
First Mortgage, 144A
7.875%	11/01/17	Ba2	250	253,125

				2,935,562

Independent Power Producers
Listrindo Capital BV,
Gtd. Notes (Netherlands)
9.25%	01/29/15	Ba2	280	296,686

Information Technology Services
Dun & Bradstreet Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/11	A-(d)	100	103,041

Insurance — 0.5%
Ace INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17	A3	165	180,667
Aflac, Inc.,
Sr. Unsec’d. Notes
6.90%	12/17/39	A2	390	405,402
8.50%	05/15/19	A2	850	1,022,700
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.45%	05/16/19	A3	475	559,817
American International Group, Inc.,
Jr. Sub. Debs.(a)
8.175%(c)	05/15/49	Ba2	425	335,750
Sr. Unsec’d. Notes
8.25%	08/15/18	A3	400	405,000
Genworth Financial, Inc.,
Sr. Unsec’d. Notes
7.70%	06/15/20	Baa3	175	174,810
8.625%	12/15/16	Baa3	630	671,840
HUB International Holdings, Inc.,
Sr. Sub. Notes, 144A
10.25%	06/15/15	Caa1	925	848,687
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.30%	06/15/15	Baa2	130	132,225
8.75%	07/01/19	Baa2	120	147,310
MetLife, Inc.,
Sr. Unsec’d. Notes
6.125%	12/01/11	A3	200	211,603
6.75%	06/01/16	A3	185	209,300
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A(g)
2.50%	01/11/13	Aa3	1,000	1,011,339
Pacific LifeCorp,
Sr. Notes, 144A(g)
6.00%	02/10/20	Baa1	895	949,781

SEE NOTES TO FINANCIAL STATEMENTS.

A379

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Insurance (continued)
PartnerRe Finance B LLC,
Gtd. Notes
5.50%	06/01/20	A2		$855	$826,279
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36	A3		120	112,367
7.875%	05/15/14	A3		315	364,268
Principal Life Global Funding I,
Sr. Sec’d. Notes, 144A(g)
5.125%	10/15/13	Aa3		185	194,396
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.00%	07/15/18	Baa3		730	775,799
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
6.45%	11/15/19	Baa1		275	293,912
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A(g)
0.542%(c)	10/06/13	A1		190	184,303
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.90%	06/02/19	A2		500	555,164
UnumProvident Finance Co. PLC,
Gtd. Notes, 144A (United Kingdom)(g)
6.85%	11/15/15	Baa3		170	180,551

					10,753,270

Internet Services
EC Finance PLC,
Gtd. Notes, 144A (United Kingdom)
9.75%	08/01/17	B2	EUR	100	120,451
Equinix, Inc.,
Sr. Unsec’d. Notes
8.125%	03/01/18	Ba2		300	306,750
Netflix, Inc.,
Gtd. Notes
8.50%	11/15/17	Ba2		200	208,000
Terremark Worldwide, Inc.,
Sr. Sec’d. Notes
12.00%	06/15/17	B1		25	28,125

					663,326

Machinery & Equipment — 0.1%
Altra Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	12/01/16	B1		100	99,125
Case New Holland, Inc.,
Gtd. Notes
7.75%	09/01/13	Ba3		250	255,625
Sr. Notes, 144A
7.875%	12/01/17	Ba3		200	201,500
Columbus Mckinnon Corp.,
Gtd. Notes
8.875%	11/01/13	B1		150	151,125
CPM Holdings, Inc.,
Sr. Sec’d. Notes, 144A
10.625%	09/01/14	B2		75	79,219

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Machinery & Equipment (continued)
Manitowoc Co., Inc. (The),
Gtd. Notes
9.50%	02/15/18	Caa1	$50	$50,000
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.25%	09/01/19	Baa3	525	582,043
Terex Corp.,
Sr. Unsec’d. Notes
10.875%	06/01/16	B2	25	26,938

				1,445,575

Manufacturing
Koppers, Inc.,
Gtd. Notes
7.875%	12/01/19	B1	100	101,000
RBS Global, Inc./Rexnord LLC,
Gtd. Notes, 144A
8.50%	05/01/18	Caa1	450	436,500
Reddy Ice Corp.,
Sr. Sec’d. Notes, 144A
11.25%	03/15/15	B1	200	206,000
Reddy Ice Holdings, Inc.,
Sr. Disc. Notes
10.50%	11/01/12	Caa1	75	76,125

				819,625

Media — 0.7%
British Sky Broadcasting Group PLC, (g)
Gtd. Notes, 144A (United Kingdom)
6.10%	02/15/18	Baa1	480	538,745
9.50%	11/15/18	Baa1	645	862,038
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.75%	04/15/18	B1	275	275,000
8.00%	04/15/20(a)	B1	125	126,563
CBS Corp.,
Gtd. Notes
5.75%	04/15/20	Baa3	930	998,193
CCH II LLC/CCH II Capital Corp.,
Gtd. Notes
13.50%	11/30/16	B2	125	145,625
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
7.875%	04/30/18	B2	250	251,250
8.125%	04/30/20(a)	B2	125	127,813
Cengage Learning Acquisitions, Inc.,
Sr. Disc. Notes, 144A
13.25%	07/15/15	Caa2	175	162,750
Cequel Communications Holdings I LLC and Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3	175	174,344
Clear Channel Communications, Inc.,
Gtd. Notes
10.75%	08/01/16	Ca	350	245,875

SEE NOTES TO FINANCIAL STATEMENTS.

A380

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Media (continued)
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.25%	12/15/17	B2	$200 $	201,000
CW Media Holdings, Inc.,
Gtd. Notes, 144A, PIK
13.50%	08/15/15	Ca	54	60,518
Discovery Communications LLC,
Gtd. Notes
3.70%	06/01/15	Baa2	665	681,787
5.625%	08/15/19(a)	Baa2	650	703,613
Grupo Televisa SA,
Sr. Unsec’d. Notes (Mexico)
6.625%	01/15/40	Baa1	655	682,459
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2	715	841,260
LIN Television Corp.,
Gtd. Notes, 144A
8.375%	04/15/18	Ba3	125	124,375
McClatchy Co. (The),
Sr. Sec’d. Notes, 144A(a)
11.50%	02/15/17	B1	200	203,000
NBC Universal, Inc.,
Sr. Unsec’d. Notes, 144A(g)
5.15%	04/30/20	Baa2	1,625	1,694,855
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa1	1,339	1,396,482
Nexstar Broadcasting, Inc. /Mission Broadcasting, Inc.,
Sr. Sec’d. Notes, 144A
8.875%	04/15/17	B3	250	251,250
Sinclair Broadcast Group, Inc.,
Gtd. Notes
8.00%	03/15/12	Caa1	100	97,625
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A
9.25%	11/01/17	B2	325	328,250
Sirius XM Radio, Inc.,
Gtd. Notes, 144A(a)
8.75%	04/01/15	Caa1	1,075	1,058,875
Sr. Sec’d. Notes, 144A
9.75%	09/01/15	B2	25	26,563
TCM Sub LLC,
Gtd. Notes, 144A(g)
3.55%	01/15/15	Baa1	540	552,132
Thomson Reuters Corp.,
Gtd. Notes (Canada)(a)
6.50%	07/15/18	Baa1	735	876,193
Time Warner Cable, Inc.,
Gtd. Notes
5.40%	07/02/12	Baa2	430	459,315
8.25%	04/01/19	Baa2	645	793,222
Time Warner, Inc.,
Gtd. Notes
7.70%	05/01/32	Baa2	590	711,560

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Media (continued)
Videotron Ltee,
Gtd. Notes (Canada)
9.125%	04/15/18	Ba2	$75	$81,375
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
13.00%	08/01/13	Caa2	100	109,250
Sr. Sec’d. Notes, 144A
11.25%	06/15/13	B2	75	80,063

				15,923,218

Medical Supplies & Equipment — 0.1%
Accellent, Inc.,
Gtd. Notes
10.50%	12/01/13	Caa2	125	123,125
Sr. Sec’d. Notes, 144A
8.375%	02/01/17	B1	250	245,000
Biomet, Inc.,
Gtd. Notes
11.625%	10/15/17	Caa1	75	81,187
Gtd. Notes, PIK
10.375%	10/15/17	B3	450	483,750
DaVita, Inc.,
Gtd. Notes
6.625%	03/15/13	B1	272	272,340
Fresenius US Finance II, Inc.,
Gtd. Notes, 144A
9.00%	07/15/15	Ba1	50	54,188
Life Technologies Corp.,
Sr. Unsec’d. Notes
4.40%	03/01/15	Ba1	405	418,922
Medtronic, Inc.,
Sr. Unsec’d. Notes
3.00%	03/15/15	A1	1,255	1,300,067
Universal Hospital Services, Inc.,
Sr. Sec’d. Notes
4.134%(c)	06/01/15	B3	125	105,000

				3,083,579

Metals & Mining — 0.6%
Adaro Indonesia PT,
Gtd. Notes (Indonesia)
7.625%	10/22/19	Ba1	630	639,450
AK Steel Corp.,
Gtd. Notes
7.625%	05/15/20	Ba3	200	194,000
Algoma Acquisition Corp.,
Sr. Unsec’d. Notes, 144A (Canada)(a)
9.875%	06/15/15	Caa2	175	156,779
ArcelorMittal,
Sr. Unsec’d. Notes (Luxembourg)
5.375%	06/01/13	Baa3	785	825,584
Arch Coal, Inc.,
Gtd. Notes, 144A
8.75%	08/01/16	B1	175	182,438

SEE NOTES TO FINANCIAL STATEMENTS.

A381

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Metals & Mining (continued)
Barrick Gold Financeco LLC,
Gtd. Notes (Canada)
6.125%	09/15/13	Baa1		$320	$360,886
Cliffs Natural Resources, Inc.,
Sr. Unsec’d. Notes
5.90%	03/15/20	Baa3		515	552,262
Codelco, Inc.,
Notes, 144A (Chile)(g)
7.50%	01/15/19	A1		115	140,912
CONSOL Energy, Inc.,
Gtd. Notes, 144A
8.00%	04/01/17	B1		300	309,750
8.25%	04/01/20(a)	B1		250	260,625
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes (Chile)
7.50%	01/15/19	A(d)		240	298,933
Drummond Co., Inc.,
Sr. Unsec’d. Notes
7.375%	02/15/16	B1		270	253,800
Edgen Murray Corp.,
Sr. Sec’d. Notes, 144A
12.25%	01/15/15	Caa2		325	274,625
Evraz Group SA,
Sr. Unsec’d. Notes (Luxembourg)
8.875%	04/24/13	Ba3		540	550,800
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Ba2		1,090	1,199,000
Hawk Corp.,
Gtd. Notes
8.75%	11/01/14	B3		50	50,063
International Coal Group, Inc.,
Sr. Sec’d. Notes
9.125%	04/01/18	Caa1		50	50,000
New World Resources NV,
Sr. Sec’d. Notes, 144A (Netherlands)
7.875%	05/01/18	Ba3	EUR	200	234,788
Novelis, Inc.,
Gtd. Notes (Canada)
11.50%	02/15/15	Caa1		250	261,250
Patriot Coal Corp.,
Gtd. Notes
8.25%	04/30/18	B3		125	120,313
Penn Virginia Resource Partners LP/Penn
Virginia Resource Finance Corp.,
Gtd. Notes
8.25%	04/15/18	B2		125	122,813
Placer Dome, Inc.,
Sr. Unsec’d. Notes (Canada)
6.45%	10/15/35	Baa1		290	311,648
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
5.875%	07/15/13	Baa1		350	383,478
8.95%	05/01/14	Baa1		300	363,881
Russel Metals, Inc.,
Gtd. Notes (Canada)
6.375%	03/01/14	Ba2		75	72,423

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Metals & Mining (continued)
Ryerson Holding Corp.,
Sr. Disc. Notes, 144A
18.671%(s)	02/01/15	Caa3	$550	$242,688
Ryerson, Inc.,
Sr. Sec’d. Notes
12.00%	11/01/15	Caa1	325	332,312
Severstal Columbus LLC,
Sr. Sec’d. Notes, 144A
10.25%	02/15/18	B3	200	206,500
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.375%	04/16/20	Baa2	170	170,395
7.50%	07/27/35	Baa2	320	345,375
Steel Capital SA For OAO Severstal, (Luxembourg)
Sec’d. Notes
9.75%	07/29/13	Ba3	540	587,250
Sec’d. Notes, 144A
9.75%	07/29/13	Ba3	275	293,906
Steel Dynamics, Inc.,
Gtd. Notes
7.375%	11/01/12	Ba2	125	129,375
Gtd. Notes, 144A
7.625%	03/15/20	Ba2	150	149,250
Teck Resources Ltd.,
Sr. Sec’d. Notes (Canada)
9.75%	05/15/14	Baa3	75	88,636
10.25%	05/15/16	Baa3	400	472,000
10.75%	05/15/19	Baa3	210	257,313
Tube City IMS Corp.,
Gtd. Notes
9.75%	02/01/15	Caa1	100	96,750
United States Steel Corp.,
Sr. Unsec’d. Notes
6.05%	06/01/17	Ba3	250	237,500
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.25%	01/23/17	Baa2	500	544,609
Valmont Industries, Inc.,
Gtd. Notes
6.875%	05/01/14	Ba2	25	25,375
Vedanta Resources PLC,
Sr. Unsec’d. Notes, 144A
(United Kingdom)
9.50%	07/18/18	Ba2	505	536,562

				12,886,297

Office Equipment — 0.1%
Acco Brands Corp.,
Sr. Sec’d. Notes
10.625%	03/15/15	B1	50	54,250

SEE NOTES TO FINANCIAL STATEMENTS.

A382

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Office Equipment (continued)
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2	$80	$85,276
5.65%	05/15/13	Baa2	365	395,064
6.35%	05/15/18	Baa2	310	345,785
6.75%	02/01/17	Baa2	400	450,124
8.25%	05/15/14	Baa2	375	439,555

				1,770,054

Oil & Gas — 1.3%
Antero Resources Finance Corp.,
Gtd. Notes, 144A
9.375%	12/01/17	Caa1	325	323,375
Aquilex Holdings LLC/Aquilex Finance Corp.,
Sr. Notes, 144A
11.125%	12/15/16	B3	125	125,000
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.50%	03/15/19	Baa2	125	157,102
Berry Petroleum Co.,
Sr. Sub. Notes
8.25%	11/01/16	B3	250	241,875
Sr. Unsec’d. Notes
10.25%	06/01/14	B2	125	134,375
Bill Barrett Corp.,
Gtd. Notes
9.875%	07/15/16	B1	125	132,500
Boardwalk Pipelines LP,
Gtd. Notes
5.75%	09/15/19	Baa2	520	544,513
Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2	230	237,822
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes (Canada)
6.25%	03/15/38	Baa2	250	272,882
Chesapeake Energy Corp.,
Gtd. Notes
6.375%	06/15/15	Ba3	100	103,250
Cie Generale de Geophysique-Veritas,
Gtd. Notes (France)
7.50%	05/15/15	Ba3	75	71,438
9.50%	05/15/16	Ba3	100	101,500
Complete Production Services, Inc.,
Gtd. Notes
8.00%	12/15/16	B1	250	244,375
Concho Resources, Inc.,
Gtd. Notes
8.625%	10/01/17	B3	630	648,900
Connacher Oil and Gas Ltd.,
Sec’d. Notes, 144A (Canada)
10.25%	12/15/15	Caa2	125	124,367
Denbury Resources, Inc.,
Gtd. Notes
8.25%	02/15/20	B1	399	416,955
9.75%	03/01/16	B1	75	81,000
Devon Energy Corp.,
Sr. Notes
5.625%	01/15/14	Baa1	215	238,657

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil & Gas (continued)
Devon Financing Corp. ULC,
Gtd. Notes (Canada)
7.875%	09/30/31	Baa1	$120	$152,413
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.15%	09/01/14	Baa1	125	129,765
5.70%	10/15/39	Baa1	595	535,817
5.875%	05/01/19	Baa1	405	419,759
Ecopetrol SA,
Sr. Unsec’d. Notes (Colombia)
7.625%	07/23/19	Baa2	170	192,525
EnCana Corp.,
Sr. Unsec’d. Notes (Canada)
5.90%	12/01/17	Baa2	625	702,414
6.50%	08/15/34	Baa2	250	278,587
Enterprise Products Operating LLC,
Gtd. Notes
5.25%	01/31/20	Baa3	220	226,494
6.30%	09/15/17	Baa3	130	145,421
7.55%	04/15/38	Baa3	500	582,154
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/17	A3	380	427,839
Forest Oil Corp.,
Gtd. Notes
8.00%	12/15/11	B1	25	26,000
Gaz Capital SA For Gazprom,
Sr. Unsec’d. Notes (Luxembourg)
7.288%	08/16/37	BBB(d)	900	891,315
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A(g)
6.95%	06/01/16	Baa2	70	77,911
Hercules Offshore, Inc.,
Sr. Sec’d. Notes, 144A
10.50%	10/15/17	B2	150	133,125
Hess Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/40	Baa2	775	801,231
7.875%	10/01/29	Baa2	660	812,137
8.125%	02/15/19	Baa2	100	124,656
Kazmunaigaz Finance Sub BV,
Gtd. Notes, MTN (Netherlands)
9.125%	07/02/18	Baa2	1,180	1,362,900
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes
6.50%	09/01/12	Ba1	75	77,437
Linn Energy LLC/Linn Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	04/15/20	Ba3	450	460,687
Lukoil International Finance BV,
Gtd. Notes (Netherlands)
7.25%	11/05/19	Baa2	450	464,625
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18	Baa1	490	540,788
6.00%	10/01/17	Baa1	260	290,507
6.60%	10/01/37	Baa1	405	442,558

SEE NOTES TO FINANCIAL STATEMENTS.

A383

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil & Gas (continued)
Motiva Enterprises LLC,
Sr. Unsec’d. Notes, 144A(g)
6.85%	01/15/40	A2	$400	$457,146
Nabors Industries, Inc.,
Gtd. Notes
6.15%	02/15/18	Baa1	120	128,666
9.25%	01/15/19	Baa1	715	879,054
NAK Naftogaz Ukraine,
Gov’t. Gtd. Notes (Ukraine)
9.50%	09/30/14	B(d)	460	478,414
National Gas Co. of Trinidad & Tobago Ltd.,
Notes, 144A (Trinidad)(g)
6.05%	01/15/36	A3	100	91,600
Parker Drilling Co.,
Gtd. Notes, 144A
9.125%	04/01/18	B1	75	71,250
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18	Baa1	1,505	1,576,617
Penn Virginia Corp.,
Sr. Notes
10.375%	06/15/16	B2	25	26,625
Petro-Canada,
Sr. Unsec’d. Notes (Canada)
6.80%	05/15/38	Baa2	125	142,187
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
5.75%	01/20/20	Baa1	585	585,573
5.875%	03/01/18	Baa1	290	298,463
7.875%	03/15/19	Baa1	105	120,137
Petroleos de Venezuela SA,
Gtd. Notes (Venezuela)
5.25%	04/12/17	B+(d)	2,350	1,263,125
Petroleum Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes, 144A (Trinidad)(g)
9.75%	08/14/19	Baa3	340	387,600
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
7.50%	01/15/20	Ba1	150	154,590
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.75%	01/15/20	Baa3	560	578,648
6.50%	05/01/18	Baa3	555	610,819
Plains Exploration & Production Co.,
Gtd. Notes
10.00%	03/01/16	B1	150	160,500
Quicksilver Resources, Inc.,
Gtd. Notes
11.75%	01/01/16	B2	550	606,375
RDS Ultra-Deepwater Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
11.875%	03/15/17	B3	25	23,563
SandRidge Energy, Inc.,
Gtd. Notes, PIK
8.625%	04/01/15	B3	100	97,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil & Gas (continued)
Sempra Energy,
Sr. Unsec’d. Notes
6.00%	10/15/39(a)	Baa1	$865	$917,799
6.50%	06/01/16	Baa1	315	361,462
Shell International Finance BV,
Gtd. Notes (Netherlands)
4.30%	09/22/19	Aa1	800	825,587
Southern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17	Baa3	62	65,687
Sunoco, Inc.,
Sr. Unsec’d. Notes
9.625%	04/15/15	Baa3	311	368,630
Swift Energy Co.,
Gtd. Notes
8.875%	01/15/20	B3	150	147,750
Tesoro Corp.,
Gtd. Notes(a)
9.75%	06/01/19	Ba1	75	77,812
Transocean, Inc.,
Sr. Unsec’d. Notes (Cayman Islands)
1.50%	12/15/37	Baa2	218	193,475
5.25%	03/15/13	Baa2	95	89,366
Valero Energy Corp.,
Gtd. Notes
6.125%	06/15/17	Baa2	445	472,589
Weatherford International Ltd.,
Gtd. Notes (Switzerland)
9.625%	03/01/19	Baa1	655	788,745
Woodside Finance Ltd.,
Gtd. Notes, 144A (Australia)(g)
4.50%	11/10/14	Baa1	235	239,679

				27,785,609

Paper & Forest Products — 0.1%
Boise Cascade LLC,
Gtd. Notes
7.125%	10/15/14	Caa1	110	103,538
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes, 144A
8.00%	04/01/20	B2	125	124,687
Boise Paper Holdings LLC/Boise Finance Co.,
Gtd. Notes, 144A
9.00%	11/01/17	B3	75	77,250
Cascades, Inc.,
Gtd. Notes (Canada)
7.75%	12/15/17	Ba3	125	124,375
7.875%	01/15/20	Ba3	100	97,500
Cellu Tissue Holdings, Inc.,
Sr. Sec’d. Notes
11.50%	06/01/14	B1	25	27,000
Clearwater Paper Corp.,
Sr. Unsec’d. Notes
10.625%	06/15/16	Ba3	25	27,531

SEE NOTES TO FINANCIAL STATEMENTS.

A384

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Paper & Forest Products (continued)
Georgia-Pacific LLC,
Gtd. Notes, 144A
7.125%	01/15/17	Ba3		$150	$153,000
8.25%	05/01/16	Ba3		75	79,969
Glatfelter,
Gtd. Notes, 144A
7.125%	05/01/16	Ba2		100	97,500
Neenah Paper, Inc.,
Gtd. Notes
7.375%	11/15/14	B2		200	199,000
Potlatch Corp.,
Gtd. Notes
7.50%	11/01/19	Ba1		125	125,937
Smurfit Kappa Acquisitions,
Sr. Sec’d. Notes, 144A (Ireland)
7.25%	11/15/17	Ba2	EUR	50	61,402
7.75%	11/15/19	Ba2	EUR	75	91,143

					1,389,832

Pharmaceuticals — 0.1%
AmerisourceBergen Corp.,
Gtd. Notes
4.875%	11/15/19	Baa3		500	518,031
BioScrip, Inc.,
Gtd. Notes, 144A
10.25%	10/01/15	B3		50	49,500
Express Scripts, Inc.,
Gtd. Notes
6.25%	06/15/14	Baa3		995	1,126,555
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes, 144A(g)
4.90%	11/01/19	Baa1		465	491,701
Novasep Holding SAS,
Sr. Sec’d. Notes, 144A (France)
9.75%	12/15/16	B3		175	171,938
Teva Pharmaceutical Finance LLC,
Gtd. Notes
5.55%	02/01/16	A3		455	518,472
Valeant Pharmaceuticals International,
Gtd. Notes
8.375%	06/15/16	Ba3		265	299,450

					3,175,647

Pipelines — 0.2%
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.50%	08/15/19	Baa2		635	657,967
6.05%	01/15/18	Baa2		145	160,317
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes
8.875%	02/15/18	B3		200	199,750
Dynegy Holdings, Inc.,
Sr. Unsec’d. Notes
7.50%	06/01/15	B3		325	257,156

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Pipelines (continued)
El Paso Corp.,
Sr. Unsec’d. Notes
8.25%	02/15/16	Ba3	$75	$78,563
12.00%	12/12/13	Ba3	300	345,750
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3	62	65,882
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.20%	03/15/20	Baa2	135	139,104
Enogex LLC,
Sr. Notes, 144A(g)
6.25%	03/15/20	Baa3	375	401,607
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
6.55%	07/15/19	Baa2	255	286,378
Southeast Supply Header LLC,
Sr. Notes, 144A(g)
4.85%	08/15/14	Baa3	300	314,893
Spectra Energy Capital LLC,
Gtd. Notes
5.65%	03/01/20	Baa2	295	309,976
Williams Partners LP,
Sr. Unsec’d. Notes, 144A(g)
6.30%	04/15/40	Baa3	680	683,203

				3,900,546

Real Estate — 0.1%
Agile Property Holdings Ltd.,
Sr. Unsec’d. Notes (Cayman Islands)
10.00%	11/14/16	Ba3	610	626,409
AMB Property LP,
Gtd. Notes
6.625%	12/01/19	Baa1	380	409,481
CB Richard Ellis Services, Inc.,
Gtd. Notes
11.625%	06/15/17	Ba3	150	168,000
Dar Al-Arkan International Sukuk Co.,
Gtd. Notes (Cayman Islands)
10.75%	02/18/15	Ba2	460	458,620
Realogy Corp.,
Gtd. Notes
10.50%	04/15/14	Ca	300	254,250
Regency Centers LP,
Gtd. Notes
6.00%	06/15/20	Baa2	315	325,233
WEA Finance LLC,
Gtd. Notes, 144A(g)
7.50%	06/02/14	A2	250	283,316

				2,525,309

Real Estate Investment Trusts — 0.2%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
6.10%	03/15/20	Baa1	500	552,618

SEE NOTES TO FINANCIAL STATEMENTS.

A385

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Real Estate Investment Trusts (continued)
Duke Realty LP,
Sr. Unsec’d. Notes
6.25%	05/15/13	Baa2	$205	$218,486
ERP Operating LP,
Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1	150	160,487
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
5.90%	04/01/20	Baa1	140	147,937
Host Hotels and Resorts LP,
Gtd. Notes
6.75%	06/01/16	Ba1	250	247,188
Kilroy Realty LP,
Gtd. Notes, 144A(g)
6.625%	06/01/20	Baa3	670	682,824
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
7.75%	08/15/19	Baa2	130	152,766
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2	125	121,135
Simon Property Group LP,
Sr. Unsec’d. Notes
4.20%	02/01/15	A3	210	215,795
5.75%	12/01/15	A3	535	588,157
6.75%	05/15/14	A3	215	241,643
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
6.50%	06/01/16	Baa3	50	50,913

				3,379,949

Retail & Merchandising — 0.4%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
Sr. Unsec’d. Notes
7.125%	05/20/16	Ba3	400	398,000
Arcos Dorados BV,
Gtd. Notes, 144A (Netherlands)(g)
7.50%	10/01/19	Ba2	625	653,125
Brown Shoe Co., Inc.,
Gtd. Notes
8.75%	05/01/12	B3	25	25,250
Dollar General Corp.,
Gtd. Notes, PIK
11.875%	07/15/17	B3	17	19,316
GameStop Corp./GameStop, Inc.,
Gtd. Notes
8.00%	10/01/12	Ba1	100	102,750
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1	695	773,544
HSN, Inc.,
Gtd. Notes
11.25%	08/01/16	Ba3	25	28,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Retail & Merchandising (continued)
Inergy LP/Inergy Finance Corp.,
Gtd. Notes
8.75%	03/01/15	B1	$25	$25,438
JC Penney Co., Inc.,
Sr. Unsec’d. Notes
5.65%	06/01/20	Ba1	590	576,725
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
9.00%	08/01/12	Ba1	205	225,756
Limited Brands, Inc.,
Gtd. Notes
7.00%	05/01/20	Ba1	275	277,062
8.50%	06/15/19	Ba2	275	296,312
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Ba1	165	168,712
5.90%	12/01/16	Ba2	175	175,437
Michaels Stores, Inc.,
Gtd. Notes
11.57%(s)	11/01/16	Caa3	250	222,500
11.375%	11/01/16	Caa3	150	156,000
Neiman Marcus Group, Inc. (The),
Gtd. Notes(a)
10.375%	10/15/15	Caa3	350	356,125
Gtd. Notes, PIK
9.00%	10/15/15	Caa2	81	80,821
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.75%	05/01/20	Baa2	435	450,514
OSI Restaurant Partners, Inc.,
Gtd. Notes
10.00%	06/15/15	Caa3	150	146,625
Pantry, Inc. (The),
Gtd. Notes
7.75%	02/15/14	Caa1	50	48,250
Phillips-Van Heusen Corp.,
Sr. Unsec’d. Notes
7.375%	05/15/20	B2	150	151,312
QVC, Inc.,
Sr. Sec’d. Notes, 144A
7.50%	10/01/19	Ba2	540	530,550
Rite Aid Corp.,
Gtd. Notes
8.625%	03/01/15	Caa3	200	163,000
Sr. Sec’d. Notes
9.75%	06/12/16	B3	25	26,125
10.25%	10/15/19	Caa2	150	149,438
Staples, Inc.,
Gtd. Notes
9.75%	01/15/14	Baa2	345	423,204
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
7.375%	03/15/20	Ba3	125	126,563

SEE NOTES TO FINANCIAL STATEMENTS.

A386

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Retail & Merchandising (continued)
Toys R Us Property Co. II LLC,
Sr. Sec’d. Notes, 144A
8.50%	12/01/17	Ba2	$175	$179,375
Wendy’s/Arby’s Restaurants LLC,
Gtd. Notes
10.00%	07/15/16	B3	475	494,000
Yankee Acquisition Corp.,
Gtd. Notes
8.50%	02/15/15	B3	75	75,844

				7,525,673

Semiconductors
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	12/15/17	Ba3	275	273,625

Telecommunications — 1.2%
America Movil SAB de CV, (Mexico)
Gtd. Notes
5.625%	11/15/17	A3	375	409,918
6.375%	03/01/35	A3	460	492,277
Gtd. Notes, 144A (g)
5.00%	10/16/19	A3	1,270	1,308,103
American Tower Corp.,
Sr. Unsec’d. Notes
4.625%	04/01/15	Baa3	290	301,669
Sr. Unsec’d. Notes, 144A(a)
7.25%	05/15/19	Baa3	1,059	1,207,260
Angel Lux Common SA,
Sr. Sec’d. Notes, 144A (Luxembourg)
8.875%	05/01/16	B1	400	411,000
AT&T, Inc.,
Sr. Unsec’d. Notes(a)
5.80%	02/15/19	A2	2,305	2,595,068
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes, 144A
7.75%	05/01/17	Baa3	650	687,375
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
8.50%	11/15/18	A2	1,015	1,319,641
Cincinnati Bell, Inc.,
Gtd. Notes
7.00%	02/15/15	Ba3	75	70,313
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.00%	12/01/15	Caa1	675	669,094
Cricket Communications, Inc.,
Gtd. Notes
9.375%	11/01/14(a)	B3	175	177,625
10.00%	07/15/15	B3	50	52,250
Sr. Sec’d. Notes
7.75%	05/15/16	Ba2	125	127,500
Digicel Group Ltd.,
Sr. Notes, 144A (Bermuda)(g)
10.50%	04/15/18	Caa1	880	907,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Telecommunications (continued)
Digicel Ltd., (Bermuda)
Sr. Notes, 144A
8.25%	09/01/17	B1	$225	$222,750
Sr. Unsec’d. Notes, 144A
12.00%	04/01/14	B1	75	83,812
GeoEye, Inc.,
Sr. Sec’d. Notes, 144A
9.625%	10/01/15	B1	50	51,000
Hughes Network Systems LLC/HNS Finance Corp.,
Gtd. Notes
9.50%	04/15/14	B1	150	151,875
Inmarsat Finance PLC,
Gtd. Notes, 144A (United Kingdom)
7.375%	12/01/17	Ba2	300	306,750
Intelsat Jackson Holdings SA,
Gtd. Notes, 144A (Luxembourg)
8.50%	11/01/19	B3	600	606,000
Intelsat Luxembourg SA,
Gtd. Notes (Luxembourg)
11.25%	02/04/17	Caa3	725	734,062
iPCS, Inc.,
Sec’d. Notes, PIK
3.594%(c)	05/01/14	Caa1	256	233,846
Level 3 Financing, Inc.,
Gtd. Notes
4.14%(c)	02/15/15	Caa1	225	174,375
8.75%	02/15/17	Caa1	100	86,500
9.25%	11/01/14	Caa1	175	158,812
MetroPCS Wireless, Inc.,
Gtd. Notes
9.25%	11/01/14(a)	B3	650	669,500
9.25%	11/01/14	B3	50	51,500
Nextel Communications, Inc.,
Gtd. Notes
6.875%	10/31/13	Ba2	125	121,094
7.375%	08/01/15	Ba2	225	213,750
NII Capital Corp.,
Gtd. Notes
8.875%	12/15/19	B1	300	303,000
10.00%	08/15/16	B1	635	668,337
PAETEC Holding Corp.,
Gtd. Notes
8.875%	06/30/17	B1	150	150,000
9.50%	07/15/15	Caa1	175	170,187
Qwest Communications International, Inc.,
Gtd. Notes, 144A
8.00%	10/01/15	Ba3	150	154,125
Qwest Corp.,
Sr. Unsec’d. Notes
3.787%(c)	06/15/13	Ba1	100	99,000
7.50%	10/01/14	Ba1	50	53,188
8.375%	05/01/16	Ba1	75	81,938
8.875%	03/15/12	Ba1	25	26,813

SEE NOTES TO FINANCIAL STATEMENTS.

A387

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Telecommunications (continued)
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
(Cayman Islands)
7.75%	02/15/17	Ba2	$125	$125,625
SBA Telecommunications, Inc.,
Gtd. Notes, 144A
8.00%	08/15/16	Ba3	600	621,000
8.25%	08/15/19	Ba3	50	52,625
SBA Tower Trust,
Sec’d. Notes, 144A(g)
4.254%	04/15/40	A2	1,615	1,693,460
Sprint Capital Corp.,
Gtd. Notes
8.375%	03/15/12	Ba3	275	288,406
8.75%	03/15/32	Ba3	125	119,375
Sprint Nextel Corp.,
Sr. Unsec’d. Notes(a)
8.375%	08/15/17	Ba3	900	900,000
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
5.25%	11/15/13	Baa2	565	583,586
6.175%	06/18/14	Baa2	575	601,126
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
5.877%	07/15/19	Baa1	190	202,650
6.221%	07/03/17	Baa1	780	848,406
Telemar Norte Leste SA,
Sr. Unsec’d. Notes (Brazil)
9.50%	04/23/19	Baa2	360	432,900
Telesat Canada/Telesat LLC,
Sr. Unsec’d. Notes (Canada)
11.00%	11/01/15	Caa1	525	567,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.35%	04/01/19	A3	770	890,995
Verizon Virginia, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/13	Baa1	715	754,998
Viasat, Inc.,
Gtd. Notes
8.875%	09/15/16	B1	75	76,313
VIP Finance Ireland Ltd. For OJSC Vimpel Communications,
Sec’d. Notes (Ireland)
9.125%	04/30/18	Ba2	800	870,000
West Corp.,
Gtd. Notes
11.00%	10/15/16	Caa1	75	76,313
Wind Acquisition Finance SA,
Sec’d. Notes, 144A (Luxembourg)
11.75%	07/15/17	B2	100	102,500
12.00%	12/01/15	B2	100	103,500
Windstream Corp.,
Gtd. Notes
8.625%	08/01/16	Ba3	125	125,937

				26,345,522

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Tobacco — 0.1%
BAT International Finance PLC,
Gtd. Notes, 144A (United Kingdom)(g)
8.125%	11/15/13	Baa1	$170	$200,683
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.50%	03/26/20	A2	1,000	1,015,697
Reynolds American, Inc.,
Gtd. Notes
7.25%	06/01/13	Baa3	645	709,572

				1,925,952

Transportation — 0.1%
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes (Canada)
7.25%	05/15/19	Baa3	305	363,165
DP World Sukuk Ltd.,
Bonds (Cayman Islands)
6.25%	07/02/17	Ba1	630	552,825
Hertz Corp. (The),
Gtd. Notes
8.875%	01/01/14	B2	200	202,500
10.50%	01/01/16	B3	50	51,875
Kansas City Southern de Mexico SA de CV,
Sr. Unsec’d. Notes, 144A (Mexico)
8.00%	02/01/18	B2	100	103,500
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes (Netherlands)
7.00%	05/11/16	Baa3	630	622,913
Maxim Crane Works LP,
Sr. Sec’d. Notes, 144A
12.25%	04/15/15	Caa1	100	97,875

				1,994,653

Utilities — 0.5%
Abu Dhabi National Energy Co.,
Sr. Unsec’d. Notes, 144A
(United Arab Emirates)(g)
5.62%	10/25/12	Aa2	425	440,915
AES Corp. (The),
Sr. Unsec’d. Notes
7.75%	03/01/14	B1	25	25,438
8.00%	10/15/17	B1	500	505,000
9.375%	09/15/10	B1	50	50,250
Sr. Unsec’d. Notes, 144A(a)(g)
9.75%	04/15/16	B1	100	107,500
AGL Capital Corp.,
Gtd. Notes
5.25%	08/15/19	Baa1	330	349,038
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A(g)
6.75%	10/15/39	Baa3	1,105	1,082,216
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2	640	692,053

SEE NOTES TO FINANCIAL STATEMENTS.

A388

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Utilities (continued)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	11/01/16	Baa2	$460	$529,825
Black Hills Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/13	Baa3	125	135,862
Calpine Construction Finance Co. LP and CCFC Finance Corp.,
Sr. Sec’d. Notes, 144A
8.00%	06/01/16	Ba3	350	357,875
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
7.25%	09/01/10	Ba1	135	136,084
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.50%	04/15/11	Ba1	400	412,717
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14	A3	400	447,346
EDF SA,
Sr. Unsec’d. Notes, 144A (France)(g)
4.60%	01/27/20	Aa3	815	837,003
Enel Finance International SA,
Gtd. Notes, 144A (Luxembourg)(g)
6.00%	10/07/39	A2	850	817,776
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.25%	10/01/39	A3	445	475,347
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Notes, 144A
8.00%	02/15/20	B2	175	172,812
Sr. Unsec’d. Notes, 144A
7.75%	11/01/15	B2	300	295,500
Monongahela Power Co.,
First Mortgage, 144A(g)
5.70%	03/15/17	Baa1	170	178,130
Nevada Power Co.,
General Ref. Mortgage
6.65%	04/01/36	Baa3	720	818,683
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
Sr. Sec’d. Notes, 144A
10.875%	06/01/16	Ba3	125	128,750
Northern States Power Co.,
First Mortgage
5.35%	11/01/39	A1	282	296,452
OPTI Canada, Inc.,
Sr. Sec’d. Notes (Canada)
8.25%	12/15/14	Caa3	250	222,612
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.15%	10/01/38	Baa2	640	674,175
PNM Resources, Inc.,
Sr. Unsec’d. Notes
9.25%	05/15/15	Ba2	25	26,594

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Utilities (continued)
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.15%	12/01/19	Baa1		$440	$463,333
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa1		235	259,319
United Maritime Group LLC/United Maritime Group Finance Corp.,
Sr. Sec’d. Notes, 144A
11.75%	06/15/15	B3		150	141,750
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17	Baa1		195	210,113
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa1		110	117,077

					11,407,545

TOTAL CORPORATE OBLIGATIONS (cost $306,498,543)					316,870,020

FOREIGN GOVERNMENT BONDS — 2.8%
Arab Republic of Egypt,
Sr. Unsec’d. Notes (Egypt)
6.875%	04/30/40	Ba1		450	440,437
Argentina Bonos,
Sr. Unsec’d. Notes (Argentina)
7.00%	10/03/15	B-(d)		710	570,662
Brazil Notas do Tesouro Nacional, Series F,
Notes (Brazil)
10.00%	01/01/21	NR	BRL	3,490	1,682,828
City of Buenos Aires,
Sr. Unsec’d. Notes, 144A (Argentina)(g)
12.50%	04/06/15	B2		680	688,500
Egyptian Treasury Bill (Egypt)
9.291%	11/02/10	NR	EGP	5,025	852,936
Hellenic Republic,
Sr. Unsec’d. Notes (Greece)
4.625%	06/25/13	Ba1		170	137,832
Ivory Coast,
Sr. Unsec’d. Notes (Cayman Islands)
2.50%	12/31/32	NR		310	178,250
Jamaica Government International Bond,
Sr. Unsec’d. Notes
8.00%	06/24/19	B3		1,000	990,000
Lithuania Government International Bond,
Sr. Unsec’d. Notes (Lithuania)
6.75%	01/15/15	BBB(d)		1,450	1,524,312
Mexican Bonos, (Mexico)
Bonds
8.00%	12/17/15	Baa1	MXN	19,390	1,615,452
Unsec’d. Notes
10.00%	11/20/36	A(d)	MXN	35,160	3,449,924
Nota do Tesouro Nacional, Series F,
Notes (Brazil)
10.00%	01/01/12	Baa3	BRL	6,700	3,789,631

SEE NOTES TO FINANCIAL STATEMENTS.

A389

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Republic of Brazil, (Brazil)
Sr. Unsec’d. Notes
5.875%	01/15/19	Baa3	$3,000	$3,292,500
7.125%	01/20/37	Baa3	3,720	4,389,600
Unsub. Notes
11.00%	08/17/40	Baa3	445	595,855
Republic of Colombia,
Sr. Unsec’d. Notes (Colombia)
7.375%	03/18/19	Ba1	870	1,017,900
Republic of Gabonese,
Sr. Unsec’d. Notes (Gabon)
8.20%	12/12/17	BB-(d)	400	426,120
Republic of Ghana,
Unsec’d. Notes (Ghana)
8.50%	10/04/17	B+(d)	400	420,000
Republic of Hungary,
Sr. Unsec’d. Notes (Hungary)
6.25%	01/29/20	Baa1	220	216,530
Republic of Indonesia,
Sr. Unsec’d. Notes (Indonesia)
6.875%	01/17/18	Ba3	2,270	2,559,425
7.75%	01/17/38	BB(d)	680	809,200
Republic of Iraq,
Bonds (Iraq)
5.80%	01/15/28	NR	2,240	1,836,800
Republic of Lebanon, (Lebanon)
Bonds
8.25%	04/12/21	B(d)	540	611,550
Unsub. Notes, MTN
9.00%	03/20/17	NR	600	707,280
Republic of Lithuania,
Sr. Unsec’d. Notes, 144A (Lithuania)(g)
6.75%	01/15/15	Baa1	730	765,062
Republic of Peruvian,
Sr. Unsec’d. Notes (Peru)
6.55%	03/14/37	Baa3	1,240	1,370,200
Republic of Philippine,
Sr. Unsec’d. Notes (Philippines)
6.375%	10/23/34	Ba3	2,350	2,352,820
Republic of Serbia,
Bonds (Serbia)
6.75%	11/01/24	BB-(d)	1,199	1,180,687
Republic of South Africa, (South Africa)
Bonds
5.50%	03/09/20	A3	700	723,625
Sr. Unsec’d. Notes
6.50%	06/02/14	A3	430	477,300
Republic of Turkey,
Sr. Unsec’d. Notes (Turkey)
7.00%	03/11/19	Ba2	3,530	3,918,300
8.00%	02/14/34	Ba2	1,440	1,683,000
Russian Federation,
Sr. Unsec’d. Notes (Russia)
7.50%	03/31/30	Baa1	7,075	7,975,422
Ukraine Government International Bond,
Sr. Unsec’d. Notes (Ukraine)
6.58%	11/21/16	B(d)	830	777,129

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
United Mexican States, (Mexico)
Notes, MTN
5.95%	03/19/19	Baa1	$3,180	$3,529,800
Unsub. Notes, MTN
6.375%	01/16/13	Baa1	205	224,783
Venezuela Government International Bond,
Unsec’d. Notes (Venezuela)
5.75%	02/26/16	BB-(d)	1,730	1,089,900
7.65%	04/21/25	BB-(d)	930	504,525

TOTAL FOREIGN GOVERNMENT BONDS (cost $59,180,718)				59,376,077

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3	510	536,194
California State,
General Obligation Bonds
7.625%	03/01/40	Baa1	675	730,876
Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	A1	375	415,399
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa3	275	305,651

				1,988,120

District of Columbia
District of Columbia,
Revenue Bonds
5.591%	12/01/34	Aa1	120	131,005

Illinois — 0.1%
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Bonds
5.72%	12/01/38	Aaa	335	364,909
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	A1	300	337,716
City of Chicago IL,
Revenue Bonds
6.395%	01/01/40	A1	480	520,123

				1,222,748

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	AAA(d)	125	124,730

Maryland
Maryland State Transportation Authority,
Revenue Bonds
5.888%	07/01/43	Aa3	360	398,877

New York
City of New York,
General Obligation Unlimited
5.846%	06/01/40	Aa2	315	325,004

SEE NOTES TO FINANCIAL STATEMENTS.

A390

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
New York (continued)
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	$65	$80,399
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aa2	85	82,359
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa3	265	284,181

				771,943

Oregon
Oregon State Taxable Pension,
Revenue Bonds
5.892%	06/01/27	AA(d)	60	66,910

Utah
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa3	290	327,819

West Virginia
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3	265	197,115

TOTAL MUNICIPAL BONDS (cost $4,948,441)				5,229,267

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
3.52%(c)	02/25/34	BBB-(d)	75	69,089
Series 2004-D, Class 2A2
2.959%(c)	05/25/34	AAA(d)	40	36,598
Series 2004-H, Class 2A2
3.723%(c)	09/25/34	A2	55	50,287
Series 2004-I, Class 3A2
4.846%(c)	10/25/34	A1	49	48,322
Series 2005-J, Class 2A1
5.068%(c)	11/25/35	Caa2	295	246,834
Series 2005-J, Class 3A1
5.237%(c)	11/25/35	Caa1	116	88,821
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.723%(c)	09/11/38	Aaa	300	321,899
Series 2007-PW15, Class AAB
5.315%	02/11/44	Aaa	525	553,920
Series 2007-PW17, Class A1
5.282%	06/11/49	AAA(d)	721	734,157
Series 2007-T28, Class A4
5.742%(c)	09/11/42	AAA(d)	755	788,034
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa	1,655	1,695,054

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates,(g)
Series 2010-1R, Class 12A1, 144A
3.783%	03/27/36	AAA(d)	$254	$253,264
Series 2010-1R, Class 42A1, 144A
5.00%	10/27/36	AAA(d)	175	172,972
Fannie Mae,(g)
Series 319, Class 2, IO
6.50%	02/01/32	Aaa	28	6,600
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	23	23,234
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	95	2,011
Series 2686, Class JG
5.50%	04/15/28	Aaa	58	57,661
Series 3195, Class PN
6.50%	08/15/30	Aaa	168	172,735
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70%	04/15/34	AAA(d)	347	358,543
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569%	08/10/42	Aaa	800	809,943
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	144	148,865
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	AA-(d)	1,815	1,867,481
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB15, Class A4
5.814%(c)	06/12/43	Aaa	1,450	1,504,606
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246%	03/01/29	Aaa	100	100,538
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-7, Class A1
5.549%	06/12/49	Aaa	78	78,460
Morgan Stanley Capital I,
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44	Aaa	1,760	1,749,041
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	Aaa	1,725	1,663,934
Series 2007-IQ15, Class A4
5.88%(c)	07/11/47	BBB+(d)	600	609,359
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.75%(c)	02/25/40	Aaa	597	596,965
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.799%(c)	01/25/34	AAA(d)	128	130,299
Series 2005-AR2, Class 2A2
2.877%(c)	03/25/35	Baa2	58	52,850
Series 2006-AR16, Class A1
5.57%(c)	10/25/36	Caa2	270	221,775

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $12,982,536)				15,214,151

SEE NOTES TO FINANCIAL STATEMENTS.

A391

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
Federal National Mortgage Assoc. Notes (cost $2,996,481)
2.50%	05/15/14	$3,000	$3,097,014

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 9.2%
Federal Home Loan Mortgage Corp.
2.871%(c)	02/01/35	157	162,109
3.346%(c)	09/01/32	4	4,370
3.667%(c)	07/01/35	34	35,020
4.50%	04/01/19-04/01/40	5,407	5,611,458
5.00%	10/01/18-04/01/40	2,967	3,147,764
5.032%(c)	03/01/36	140	149,012
5.073%(c)	11/01/35	97	102,994
5.257%(c)	02/01/37	118	124,615
5.275%(c)	02/01/37	487	512,971
5.283%(c)	01/01/36	40	42,660
5.332%(c)	04/01/37	924	976,562
5.427%(c)	02/01/37	455	481,354
5.50%	12/01/18-12/01/33	658	710,868
5.786%(c)	02/01/37	158	167,860
5.901%(c)	01/01/37	69	73,180
5.944%(c)	12/01/36	50	53,690
5.988%(c)	11/01/36	175	189,015
6.00%	10/01/32-08/01/38	1,054	1,145,396
6.005%(c)	10/01/36	121	130,671
6.075%(c)	10/01/36	118	127,513
6.199%(c)	08/01/36	242	260,088
7.00%	11/01/30-06/01/32	19	21,665
Federal National Mortgage Assoc.
3.034%(c)	11/01/35	106	110,760
4.50%	05/01/19-05/01/40	41,521	43,212,077
4.556%(c)	07/01/35	88	91,908
5.00%	03/01/18-07/01/40	43,119	45,804,144
5.288%(c)	12/01/35	82	87,416
5.306%(c)	12/01/35	82	86,738
5.435%(c)	12/01/35	101	107,937
5.447%(c)	09/01/37	203	215,393
5.50%	01/01/17-11/01/38	42,695	45,936,215
5.508%(c)	01/01/37	210	222,980
5.592%(c)	12/01/35	29	30,413
5.732%(c)	11/01/37	463	495,567
5.777%(c)	09/01/37	230	245,237
5.924%(c)	12/01/36	111	117,542
5.963%(c)	09/01/36	100	107,901
5.991%(c)	08/01/36	145	153,429
6.00%	04/01/21-10/01/39	25,744	27,995,730
6.50%	07/01/32-03/01/38	7,432	8,164,448
7.00%	01/01/31-04/01/37	161	178,268
Government National Mortgage Assoc.
4.50%	10/20/39-12/20/39	6,342	6,605,817
5.00%	07/15/33-03/20/34	784	835,480
5.50%	10/20/32-11/15/34	280	304,083
6.00%	01/20/33	6	7,036
6.50%	09/20/32-12/20/33	31	34,696
7.00%	03/15/13-12/15/13	40	43,695
8.00%	12/15/16-07/15/23	12	13,785
8.50%	06/15/16-10/15/26	35	37,976

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Assoc. (continued)
9.50%	03/15/19-01/15/20	$1		$2,047
12.00%	09/15/13	—	(r)	40

TOTAL U.S. GOVERNMENT MORTGAGE- BACKED SECURITIES (cost $188,773,258)				195,479,593

U.S. TREASURY OBLIGATIONS — 7.0%
U.S. Treasury Bond
4.625%	02/15/40	9,165		10,302,028
U.S. Treasury Notes
1.00%	08/31/11	26,845		27,019,063
1.75%	08/15/12	17,880		18,294,870
2.25%	05/31/14	17,285		17,834,611
2.375%	08/31/10	12,235		12,279,450
2.625%	07/31/14-04/30/16	28,400		29,500,694
3.125%	09/30/13	27,880		29,683,501
4.00%	08/15/18	3,500		3,849,727

TOTAL U.S. TREASURY OBLIGATIONS (cost $145,227,221)				148,763,944

TOTAL LONG-TERM INVESTMENTS (cost $2,148,465,032)				2,128,212,695

		Shares
SHORT-TERM INVESTMENT — 12.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $255,078,955; includes $119,743,263 of cash collateral for securities on loan)(b)(w)(Note 4)		255,078,955		255,078,955

TOTAL INVESTMENTS(o) — 111.6% (cost $2,403,543,987)				2,383,291,650
Liabilities in excess of other assets(x) — (11.6)%				(248,118,604)

NET ASSETS — 100.0%				$2,135,173,046

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen
CVT	Convertible Security
IO	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
PRFC	Preference Shares
BRL	Brazilian Real
EGP	Egyptian Pound

SEE NOTES TO FINANCIAL STATEMENTS.

A392

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

EUR	Euro
MXN	Mexican Peso

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $115,117,382; cash collateral of $119,743,263 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest and/or principal payments. Non-income producing security.

(o)	As of June 30, 2010, 156 securities representing $227,120,671 and 10.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(r)	Less than $1,000 par.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at June 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Euro,
Expiring 09/09/10	Barclays Capital Group	EUR	47	$56,167	$57,497	$1,330
Expiring 09/09/10	JPMorgan Chase	EUR	33	39,783	40,370	587

				$95,950	$97,867	$1,917

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 09/09/10	Bank of America	EUR	2,105	$2,536,441	$2,575,121	$(38,680)
Expiring 09/09/10	Bank of America	EUR	157	193,073	191,352	1,721
Expiring 09/09/10	JPMorgan Chase	EUR	24	29,470	29,360	110
Expiring 09/09/10	Morgan Stanley	EUR	240	294,914	293,600	1,314

				$3,053,898	$3,089,433	$(35,535)

SEE NOTES TO FINANCIAL STATEMENTS.

A393

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,101,639,844	$227,141,412	$—
Preferred Stocks	1,328,116	—	—
Warrants	—	43	—
Asset-Backed Securities	—	27,332,919	—
Commercial Mortgage-Backed Securities	—	26,235,232	—
Convertible Bonds	—	505,063	—
Corporate Obligations	—	316,870,020	—
Foreign Government Bonds	—	59,376,077	—
Municipal Bonds	—	5,229,267	—
Residential Mortgage-Backed Securities	—	15,214,151	—
U.S. Government Mortgage-Backed Securities	—	195,479,593	—
U.S. Government Agency Obligation	—	3,097,014	—
U.S. Treasury Obligations	—	148,763,944	—
Affiliated Money Market Mutual Fund	255,078,955	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(33,618)	—

Total	$1,358,046,915	$1,025,211,117	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A394

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (5.6% represents investments purchased with collateral from securities on loan)	12.0%
U.S. Government Mortgage-Backed Securities	9.2
Oil & Gas	7.6
Financial Services	7.1
U.S. Treasury Obligations	7.0
Financial – Bank & Trust	5.1
Telecommunications	4.0
Pharmaceuticals	3.3
Computer Services & Software	3.2
Retail & Merchandising	3.2
Insurance	3.0
Consumer Products & Services	2.9
Foreign Government Bonds	2.8
Computer Hardware	2.7
Medical Supplies & Equipment	2.3
Utilities	1.8
Food	1.8
Metals & Mining	1.7
Beverages	1.7
Diversified Operations	1.7
Media	1.6
Internet Services	1.6
Semiconductors	1.6
Electronic Components & Equipment	1.6
Asset-Backed Securities	1.3
Aerospace & Defense	1.2
Commercial Mortgage-Backed Securities	1.2
Transportation	1.1
Chemicals	1.0
Real Estate Investment Trusts	1.0
Healthcare Services	0.9
Automobile Manufacturers	0.8
Electric	0.7
Residential Mortgage-Backed Securities	0.7
Restaurants	0.7

Tobacco	0.7%
Entertainment & Leisure	0.6
Automotive Parts	0.6
Commercial Services	0.5
Conglomerates	0.5
Distribution/Wholesale	0.5
Cable Television	0.5
Electric – Integrated	0.4
Hotels & Motels	0.4
Pipelines	0.4
Construction	0.4
Machinery & Equipment	0.4
Building Materials	0.4
Industrial Products	0.4
Clothing & Apparel	0.3
Environmental Control	0.3
Real Estate	0.3
Paper & Forest Products	0.3
Farming & Agriculture	0.3
Airlines	0.2
Municipal Bonds	0.2
Advertising	0.2
Commercial Banks	0.2
Office Equipment	0.2
Home Builders	0.2
U.S. Government Agency Obligation	0.1
Containers & Packaging	0.1
Business Services	0.1
Medical Products	0.1
Toys	0.1
Biotechnology	0.1
Energy Services	0.1
Diversified Manufacturing	0.1
Schools	0.1
Broadcasting	0.1
Printing & Publishing	0.1

111.6
Liabilities in excess of other assets	(11.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A395

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$5,062	Unrealized depreciation on foreign currency forward contracts	$38,680
Equity contracts	Unaffiliated investments	43	—	—

Total		$5,105		$38,680

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$362,880	$362,880
Equity contracts	9,655	—	9,655

Total	$9,655	$362,880	$372,535

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(33,618)	$(33,618)
Equity contracts	(44)	—	(44)

Total	$(44)	$(33,618)	$(33,662)

For the six months ended June 30, 2010, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $46,055 and the average value at settlement date receivable for foreign currency exchange sale contracts was $2,027,818.

SEE NOTES TO FINANCIAL STATEMENTS.

A396

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $115,117,382:
Unaffiliated investments (cost $2,148,465,032)	$2,128,212,695
Affiliated investments (cost $255,078,955)	255,078,955
Foreign currency, at value (cost $1,430,344)	1,455,439
Dividends and interest receivable	10,421,165
Receivable for investments sold	4,398,346
Receivable for fund share sold	2,023,836
Tax reclaim receivable	524,000
Unrealized appreciation on foreign currency forward contracts	5,062
Prepaid expenses	4,167

Total Assets	2,402,123,665

LIABILITIES:
Payable to broker for collateral for securities on loan	119,743,263
Payable for investments purchased	96,935,511
Payable for fund share repurchased	37,646,862
Payable to custodian	11,851,304
Advisory fees payable	595,357
Accrued expenses and other liabilities	129,439
Unrealized depreciation on foreign currency forward contracts	38,680
Shareholder servicing fees payable	9,661
Affiliated transfer agent fee payable	542

Total Liabilities	266,950,619

NET ASSETS	$2,135,173,046

Net assets were comprised of:
Paid-in capital	$2,267,346,504
Retained earnings	(132,173,458)

Net assets, June 30, 2010	$2,135,173,046

Net asset value and redemption price per share, $2,135,173,046 / 144,955,811 outstanding shares of beneficial interest	$14.73

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2010
INVESTMENT INCOME
Unaffiliated interest income	$14,851,917
Unaffiliated dividend income (net of $481,242 foreign withholding tax)	13,747,397
Affiliated dividend income	99,715
Affiliated income from securities lending, net	82,449

28,781,478

EXPENSES
Advisory fees	8,620,951
Shareholder servicing fees and expenses	1,014,230
Custodian and accounting fees	261,000
Trustees’ fees	13,000
Audit fee	9,000
Insurance expenses	8,000
Commitment fee on syndicated credit agreement	8,000
Shareholders’ reports	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Miscellaneous	15,894

Total expenses	9,965,075
Less: shareholder servicing fee waiver	(192,694)

Net expenses	9,772,381

NET INVESTMENT INCOME	19,009,097

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	17,140,880
Foreign currency transactions	117,175

17,258,055

Net change in unrealized appreciation (depreciation) on:
Investments	(132,999,247)
Foreign currencies	60,367

(132,938,880)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(115,680,825)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(96,671,728)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$19,009,097	$22,030,815
Net realized gain (loss) on investment and foreign currency transactions	17,258,055	(60,664,242)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(132,938,880)	285,939,015

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(96,671,728)	247,305,588

DISTRIBUTIONS	(22,083,079)	(22,810,443)

FUND SHARE TRANSACTIONS:
Fund share sold [41,869,780 and 71,875,223 shares, respectively]	655,949,720	993,853,678
Fund share issued in reinvestment of distributions [1,456,667 and 1,692,169 shares, respectively]	22,083,079	22,810,443
Fund share repurchased [14,517,777 and 11,813,103 shares, respectively]	(218,730,917)	(140,057,189)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	459,301,882	876,606,932

TOTAL INCREASE IN NET ASSETS	340,547,075	1,101,102,077
NET ASSETS:
Beginning of period	1,794,625,971	693,523,894

End of period	$2,135,173,046	$1,794,625,971

SEE NOTES TO FINANCIAL STATEMENTS.

A397

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 100.1%
COMMON STOCKS	Shares	Value (Note 2)
Air Freight & Logistics — 2.3%
Expeditors International of Washington, Inc.	674,900	$23,290,799

Automotive Parts — 0.9%
O’Reilly Automotive, Inc.*(a)	197,800	9,407,368

Beverages — 2.3%
PepsiCo, Inc.	376,200	22,929,390

Biotechnology — 2.2%
Celgene Corp.*	335,408	17,045,435
Vertex Pharmaceuticals, Inc.*	146,600	4,823,140

		21,868,575

Business Services — 2.5%
Goldman Sachs Group, Inc. (The)	59,100	7,758,057
MasterCard, Inc. (Class A Stock)	88,600	17,678,358

		25,436,415

Chemicals — 2.8%
Praxair, Inc.	374,600	28,465,854

Commercial Banks — 3.0%
Wells Fargo & Co.	1,196,100	30,620,160

Commercial Services & Supplies — 2.2%
McKesson Corp.	336,600	22,606,056

Communication Equipment — 5.3%
Juniper Networks, Inc.*(a)	1,211,800	27,653,276
QUALCOMM, Inc.	796,800	26,166,912

		53,820,188

Computer Hardware — 7.6%
Apple, Inc.*	256,000	64,391,680
EMC Corp.*	711,800	13,025,940

		77,417,620

Computer Services & Software — 1.8%
Accenture PLC (Class A Stock) (Ireland)	481,200	18,598,380

Consumer Products & Services — 1.1%
Procter & Gamble Co. (The)	187,900	11,270,242

Distribution/Wholesale — 1.0%
Fastenal Co.(a)	205,100	10,293,969

Diversified Operations — 1.0%
3M Co.	129,200	10,205,508

Electronic Components — 1.6%
Emerson Electric Co.	366,300	16,003,647

Financial – Bank & Trust — 3.5%
Charles Schwab Corp. (The)	457,900	6,493,022
JPMorgan Chase & Co.	655,800	24,008,838
Northern Trust Corp.	116,700	5,449,890

		35,951,750

Financial Services — 6.0%
American Express Co.	274,900	10,913,530
Franklin Resources, Inc.	268,200	23,116,158

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial Services (continued)
IntercontinentalExchange, Inc.*	78,600	$8,884,158
Visa, Inc. (Class A Stock)	254,700	18,020,025

		60,933,871

Hotels, Restaurants & Leisure — 4.5%
Carnival Corp. (Panama)	378,200	11,436,768
Marriott International, Inc. (Class A Stock)(a)	669,741	20,052,045
MGM Mirage, Inc.*(a)	663,400	6,395,176
Starwood Hotels & Resorts Worldwide, Inc.(a)	191,700	7,942,131

		45,826,120

Internet & Catalog Retail — 1.0%
Liberty Media Holding Corp. – Interactive (Class A Stock)*	935,300	9,820,650

Internet Services — 10.8%
Akamai Technologies, Inc.*(a)	259,200	10,515,744
Amazon.com, Inc.*(a)	343,547	37,535,945
Baidu, Inc., ADR (Cayman Islands)*	151,800	10,334,544
Google, Inc. (Class A Stock)*	115,300	51,302,735

		109,688,968

Machinery — 0.6%
Rockwell Automation, Inc.	123,800	6,077,342

Media — 1.6%
Walt Disney Co. (The)	522,000	16,443,000

Medical Supplies & Equipment — 1.3%
Stryker Corp.	260,500	13,040,630

Metal Fabricate/Hardware — 1.7%
Precision Castparts Corp.	166,000	17,084,720

Metals & Mining — 0.7%
Peabody Energy Corp.	192,300	7,524,699

Oil, Gas & Consumable Fuels — 7.3%
EOG Resources, Inc.	267,100	26,274,627
Range Resources Corp.	171,500	6,885,725
Schlumberger Ltd. (Netherlands)(a)	483,400	26,751,356
Suncor Energy, Inc. (Canada)(a)	474,700	13,975,168

		73,886,876

Pharmaceuticals — 3.4%
Allergan, Inc.	171,400	9,985,764
Express Scripts, Inc.*	362,000	17,021,240
Medco Health Solutions, Inc.*	140,000	7,711,200

		34,718,204

Retail & Merchandising — 9.1%
Bed Bath & Beyond, Inc.*	342,800	12,711,024
Danaher Corp.	880,600	32,687,872
Kohl’s Corp.*	218,000	10,355,000
Lowe’s Cos., Inc.	901,400	18,406,588
Starbucks Corp.	748,300	18,183,690

		92,344,174

SEE NOTES TO FINANCIAL STATEMENTS.

A398

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors — 2.6%
Applied Materials, Inc.	1,003,600	$12,063,272
ASML Holding NV (Netherlands)(a)	383,006	10,521,175
First Solar, Inc.*(a)	33,300	3,790,539

		26,374,986

Semiconductors & Semiconductor Equipment — 3.0%
Broadcom Corp. (Class A Stock)	237,200	7,820,484
Marvell Technology Group Ltd. (Bermuda)*	855,300	13,479,528
NVIDIA Corp.*(a)	921,100	9,404,431

		30,704,443

Telecommunication Services — 0.8%
Corning, Inc.	523,200	8,449,680

Telecommunications — 3.4%
American Tower Corp. (Class A Stock)*	472,300	21,017,350
Crown Castle International Corp.*(a)	349,855	13,035,597

		34,052,947

Transportation — 1.2%
United Parcel Service, Inc. (Class B Stock)	223,200	12,697,848

TOTAL LONG-TERM INVESTMENTS (cost $1,011,392,629)		1,017,855,079

SHORT-TERM INVESTMENTS — 13.1%
COMMON STOCK — 1.2%
Investment Fund
Reserve Investment Fund (cost $12,003,794)	12,003,794	12,003,794

AFFILIATED MONEY MARKET MUTUAL FUND — 11.9%	Shares	Value (Note 2)
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $120,643,388; includes $93,732,865 of cash collateral for securities on loan)(b)(w)(Note 4)	120,643,389	$120,643,388

TOTAL SHORT-TERM INVESTMENTS (cost $132,647,182)		132,647,182

TOTAL INVESTMENTS — 113.2% (cost $1,144,039,811)		1,150,502,261
Liabilities in excess of other assets — (13.2)%		(133,874,138)

NET ASSETS — 100.0%		$1,016,628,123

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $90,145,926; cash collateral of $93,732,865 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,029,858,873	$—	$—
Affiliated Money Market Mutual Fund	120,643,388	—	—

Total	$1,150,502,261	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A399

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (9.2% represents investments purchased with collateral from securities on loan)	11.9%
Internet Services	10.8
Retail & Merchandising	9.1
Computer Hardware	7.6
Oil, Gas & Consumable Fuels	7.3
Financial Services	6.0
Communication Equipment	5.3
Hotels, Restaurants & Leisure	4.5
Financial – Bank & Trust	3.5
Pharmaceuticals	3.4
Telecommunications	3.4
Semiconductors & Semiconductor Equipment	3.0
Commercial Banks	3.0
Chemicals	2.8
Semiconductors	2.6
Business Services	2.5
Air Freight & Logistics	2.3

Beverages	2.3%
Commercial Services & Supplies	2.2
Biotechnology	2.2
Computer Services & Software	1.8
Metal Fabricate/Hardware	1.7
Media	1.6
Electronic Components	1.6
Medical Supplies & Equipment	1.3
Transportation	1.2
Investment Fund	1.2
Consumer Products & Services	1.1
Distribution/Wholesale	1.0
Diversified Operations	1.0
Internet & Catalog Retail	1.0
Automotive Parts	0.9
Telecommunication Services	0.8
Metals & Mining	0.7
Machinery	0.6

113.2
Liabilities in excess of other assets	(13.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A400

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2010
ASSETS:
Investments at value, including securities on loan of $90,145,926:
Unaffiliated investments (cost $1,023,396,423)	$1,029,858,873
Affiliated investments (cost $120,643,388)	120,643,388
Receivable for investments sold	19,489,116
Receivable for fund share sold	1,816,534
Dividends receivable	341,035
Prepaid expenses	2,582

Total Assets	1,172,151,528

LIABILITIES:
Payable to broker for collateral for securities on loan	93,732,865
Payable for investments purchased	41,487,532
Payable for fund share repurchased	15,658,108
Payable to custodian	4,216,067
Advisory fees payable	365,600
Accrued expenses and other liabilities	55,278
Shareholder servicing fees payable	5,798
Deferred trustees’ fees	1,615
Affiliated transfer agent fee payable	542

Total Liabilities	155,523,405

NET ASSETS	$1,016,628,123

Net assets were comprised of:
Paid-in capital	$1,438,107,988
Retained earnings	(421,479,865)

Net assets, June 30, 2010	$1,016,628,123

Net asset value and redemption price per share, $1,016,628,123 / 104,955,851 outstanding shares of beneficial interest	$9.69

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2010
INVESTMENT INCOME
Unaffiliated dividend income (net of $29,587 foreign withholding tax)	$3,398,491
Affiliated income from securities lending, net	88,462
Affiliated dividend income	17,666

3,504,619

EXPENSES
Advisory fees	4,288,893
Shareholder servicing fees and expenses	476,544
Custodian and accounting fees	80,000
Audit fee	9,000
Trustees’ fees	9,000
Insurance expenses	7,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	5,000
Legal fees and expenses	4,000
Loan interest expense (Note 7)	2,091
Miscellaneous	6,480

Total expenses	4,899,008
Less: shareholder servicing fee waiver	(33,322)

Net expenses	4,865,686

NET INVESTMENT LOSS	(1,361,067)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	59,634,760
Net change in unrealized appreciation (depreciation) on investments	(165,150,661)

NET LOSS ON INVESTMENTS	(105,515,901)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(106,876,968)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(1,361,067)	$(834,178)
Net realized gain (loss) on investment transactions	59,634,760	(106,552,346)
Net change in unrealized appreciation (depreciation) on investments	(165,150,661)	435,293,261

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(106,876,968)	327,906,737

FUND SHARE TRANSACTIONS:
Fund share sold [35,185,339 and 58,095,892 shares, respectively]	372,296,559	504,895,654
Fund share repurchased [14,479,707 and 73,555,136 shares, respectively]	(149,186,230)	(627,778,586)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	223,110,329	(122,882,932)

TOTAL INCREASE IN NET ASSETS	116,233,361	205,023,805
NET ASSETS:
Beginning of period	900,394,762	695,370,957

End of period	$1,016,628,123	$900,394,762

SEE NOTES TO FINANCIAL STATEMENTS.

A401

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 97.4%	Shares	Value (Note 2)
Chemicals — 5.6%
Air Liquide SA (France)	5,906	$596,428
Air Liquide SA FPR (France)*	23,822	2,431,227
Air Products & Chemicals, Inc.	35,200	2,281,312
Monsanto Co.	64,700	2,990,434
Mosaic Co. (The)	54,000	2,104,920
Potash Corp. of Saskatchewan, Inc. (Canada)	142,300	12,271,952
Praxair, Inc.	111,800	8,495,682
Sociedad Quimica y Minera de Chile SA, ADR (Chile)(a)	89,700	2,925,117

		34,097,072

Commercial Services — 0.8%
Total SA, ADR (France)(a)	110,554	4,935,131

Construction — 5.1%
China Railway Construction Corp. (Class H Stock) (China)	1,808,500	2,272,036
Fluor Corp.	106,100	4,509,250
Foster Wheeler AG (Switzerland)*	309,860	6,525,652
McDermott International, Inc. (Panama)*	461,800	10,002,588
Technip SA (France)	137,963	7,913,006

		31,222,532

Energy Services — 4.6%
Calpine Corp.*(a)	619,900	7,885,128
NRG Energy, Inc.*(a)	109,900	2,330,979
Peabody Energy Corp.(a)	460,300	18,011,539

		28,227,646

Exploration & Production — 5.0%
Devon Energy Corp.	61,314	3,735,249
Murphy Oil Corp.	211,100	10,460,005
Nexen, Inc. (Canada)	151,100	2,972,137
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	256,975	12,905,284

		30,072,675

Gas Transmission & Distribution — 0.7%
Spectra Energy Corp.	210,800	4,230,756

Integrated Petroleum — 7.2%
Baker Hughes, Inc.(a)	380,053	15,798,803
BP PLC, ADR (United Kingdom)	341,422	9,860,268
Chevron Corp.	114,956	7,800,914
Exxon Mobil Corp.	184,408	10,524,166

		43,984,151

Iron & Steel — 0.4%
United States Steel Corp.(a)	63,100	2,432,505

Machinery & Equipment — 2.0%
Bucyrus International, Inc.(a)	124,700	5,917,015
Deere & Co.	27,200	1,514,496
Joy Global, Inc.	97,900	4,903,811

		12,335,322

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining — 19.0%
Agnico-Eagle Mines Ltd. (Canada)(a)	223,600	$13,590,408
Anglo American PLC (United Kingdom)*	232,441	8,099,440
Arch Coal, Inc.	745,600	14,770,336
Barrick Gold Corp. (Canada)(a)	158,500	7,197,485
BHP Billiton Ltd. (Australia)	397,917	12,379,035
CONSOL Energy, Inc.	176,700	5,965,392
Eldorado Gold Corp. (Canada)	463,600	8,326,256
Eurasian Natural Resources Corp. (United Kingdom)	147,419	1,875,884
Franco-Nevada Corp. (Canada)	242,800	7,389,714
Freeport-McMoRan Copper & Gold, Inc.	198,603	11,743,395
Fresnillo PLC (United Kingdom)	185,375	2,691,244
Vale SA, ADR (Brazil)(a)	480,800	11,707,480
Vulcan Materials Co.(a)	55,100	2,415,033
Walter Energy, Inc.	70,000	4,259,500
Xstrata PLC (United Kingdom)	236,021	3,090,611

		115,501,213

Mining — 0.5%
Aquarius Platinum Ltd. (Bermuda)*	579,300	2,803,184

Oil & Gas — 24.2%
Atlas Energy, Inc.*	149,100	4,036,137
Cairn Energy PLC (United Kingdom)*	233,200	1,432,642
Cobalt International Energy, Inc.*(a)	205,200	1,528,740
Concho Resources, Inc.*	34,300	1,897,819
Diamond Offshore Drilling, Inc.(a)	228,300	14,197,977
Ensco International PLC, ADR (United Kingdom)(a)	131,900	5,181,032
Gazprom OAO, ADR (Russia)	578,980	11,052,728
Halliburton Co.	233,900	5,742,245
Hess Corp.	120,400	6,060,936
National Oilwell Varco, Inc.	59,002	1,951,196
NovaTek OAO, GDR (Russia)	38,712	2,798,878
Petroleo Brasileiro SA, ADR (Brazil)	295,500	8,805,900
Range Resources Corp.	124,000	4,978,600
Schlumberger Ltd. (Netherlands)	389,800	21,571,532
Southwestern Energy Co.*	341,000	13,176,240
Statoil ASA (Norway)	132,600	2,554,516
Subsea 7, Inc. (Cayman Islands)*	246,200	3,691,191
Suncor Energy, Inc. (Canada)(a)	238,400	7,018,496
Transocean Ltd. (Switzerland)*(a)	135,094	6,258,905
Trican Well Service Ltd. (Canada)	432,100	5,532,406
Tullow Oil PLC (United Kingdom)	254,200	3,781,300
Ultra Petroleum Corp. (Canada)*	123,000	5,442,750
Williams Cos., Inc. (The)	345,700	6,319,396
Woodside Petroleum Ltd. (Australia)	61,486	2,137,213

		147,148,775

Oil Field Equipment & Services — 3.7%
Cameron International Corp.*	696,200	22,640,424

Paper & Forest Products — 1.0%
International Paper Co.	136,600	3,091,258
Weyerhaeuser Co.	86,871	3,057,859

		6,149,117

SEE NOTES TO FINANCIAL STATEMENTS.

A402

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Petroleum Exploration & Production — 12.6%
Anadarko Petroleum Corp.	109,800	$3,962,682
BG Group PLC (United Kingdom)	642,479	9,555,477
Canadian Natural Resources Ltd. (Canada)	477,500	15,867,325
EOG Resources, Inc.	171,600	16,880,292
FMC Technologies, Inc.*(a)	213,200	11,227,112
Newfield Exploration Co.*	126,800	6,195,448
Smith International, Inc.	344,922	12,986,313

		76,674,649

Real Estate Investment Trusts — 0.7%
AMB Property Corp.(a)	49,100	1,164,161
Boston Properties, Inc.(a)	14,100	1,005,894
Camden Property Trust(a)	37,800	1,544,130
Simon Property Group, Inc.(a)	9,263	747,987

		4,462,172

Semiconductors — 0.4%
First Solar, Inc.*(a)	23,300	2,652,239

Steel Producers — 0.4%
Tenaris SA, ADR (Luxembourg)	67,200	2,325,792

Telecommunications — 1.8%
Quanta Services, Inc.*(a)	523,396	10,808,128

Utilities — 1.7%
AES Corp. (The)*	427,000	3,945,480
Exelon Corp.	105,500	4,005,835
RRI Energy, Inc.*	647,900	2,455,541

		10,406,856

TOTAL COMMON STOCKS (cost $708,502,310)		593,110,339

WARRANTS*	Units	Value (Note 2)
Metals & Mining
Agnico-Eagle Mines Ltd., expiring 12/02/13 (Canada)	4,650	$112,298
Franco-Nevada Corp., expiring 6/16/17 (Canada)	5,250	39,946

TOTAL WARRANTS (cost $44,139)		152,244

TOTAL LONG-TERM INVESTMENTS (cost $708,546,449)		593,262,583

SHORT-TERM INVESTMENTS — 21.7%	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $131,737,470; includes $104,376,039 of cash collateral for securities on loan)(b)(w)(Note 4)	131,737,470	131,737,470

TOTAL INVESTMENTS(o) — 119.1% (cost $840,283,919)		725,000,053
Liabilities in excess of other assets — (19.1)%		(116,102,198)

NET ASSETS — 100.0%		$608,897,855

The following abbreviations are used in the Portfolio descriptions:

FPR	Fully Paid Rights
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $101,422,407; cash collateral of $104,376,039 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2010, 16 securities representing $67,304,434 and 11.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A403

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$525,805,905	$67,304,434	$—
Warrants	152,244	—	—
Affiliated Money Market Mutual Fund	131,737,470	—	—

Total	$657,695,619	$67,304,434	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:
Oil & Gas	24.2%
Affiliated Money Market Mutual Fund (17.1% represents investments purchased with collateral from securities on loan)	21.7
Metals & Mining	19.0
Petroleum Exploration & Production	12.6
Integrated Petroleum	7.2
Chemicals	5.6
Construction	5.1
Exploration & Production	5.0
Energy Services	4.6
Oil Field Equipment & Services	3.7

Machinery & Equipment	2.0%
Telecommunications	1.8
Utilities	1.7
Paper & Forest Products	1.0
Commercial Services	0.8
Real Estate Investment Trusts	0.7
Gas Transmission & Distribution	0.7
Mining	0.5
Semiconductors	0.4
Iron & Steel	0.4
Steel Producers	0.4

119.1
Liabilities in excess of other assets	(19.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A404

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$152,244	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants
Equity contracts	$18,841

For the six months ended June 30, 2010, the Portfolio did not have any realized gain or (loss) on derivatives recognized in income.

SEE NOTES TO FINANCIAL STATEMENTS.

A405

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2010
ASSETS:
Investments at value, including securities on loan of $101,422,407:
Unaffiliated investments (cost $708,546,449)	$593,262,583
Affiliated investments (cost $131,737,470)	131,737,470
Foreign currency, at value (cost $33,203)	33,136
Receivable for investments sold	1,236,614
Dividends and interest receivable	600,630
Tax reclaim receivable	204,879
Receivable for fund share sold	26,734
Prepaid expenses	2,245

Total Assets	727,104,291

LIABILITIES:
Payable to broker for collateral for securities on loan	104,376,039
Payable for fund share repurchased	11,006,469
Payable for investments purchased	1,333,509
Payable to custodian	1,154,059
Advisory fees payable	291,781
Accrued expenses and other liabilities	40,412
Shareholder servicing fees payable	3,625
Affiliated transfer agent fee payable	542

Total Liabilities	118,206,436

NET ASSETS	$608,897,855

Net assets were comprised of:
Paid-in capital	$815,454,268
Retained earnings	(206,556,413)

Net assets, June 30, 2010	$608,897,855

Net asset value and redemption price per share, $608,897,855 / 37,710,069 outstanding shares of beneficial interest	$16.15

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2010
INVESTMENT INCOME
Unaffiliated dividend income (net of $316,044 foreign withholding tax)	$5,048,567
Affiliated income from securities lending, net	85,442
Affiliated dividend income	35,204
Unaffiliated interest income	15

5,169,228

EXPENSES
Advisory fees	3,115,739
Shareholder servicing fees and expenses	346,193
Custodian and accounting fees	82,000
Audit fee	10,000
Shareholders’ reports	6,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	5,590

Total expenses	3,583,522
Less: shareholder servicing fee waiver	(9,825)

Net expenses	3,573,697

NET INVESTMENT INCOME	1,595,531

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(35,180,543)
Foreign currency transactions	(195,455)

(35,375,998)

Net change in unrealized appreciation (depreciation) on:
Investments	(74,835,660)
Foreign currencies	(16,343)

(74,852,003)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(110,228,001)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(108,632,470)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,595,531	$3,229,578
Net realized loss on investment and foreign currency transactions	(35,375,998)	(55,472,479)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(74,852,003)	204,344,601

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(108,632,470)	152,101,700

DISTRIBUTIONS	(3,229,525)	(118,636,469)

FUND SHARE TRANSACTIONS:
Fund share sold [9,313,517 and 17,216,164 shares, respectively]	175,052,021	316,902,640
Fund share issued in reinvestment of distributions [186,570 and 7,185,734 shares, respectively]	3,229,525	118,636,469
Fund share repurchased [6,419,304 and 4,897,869 shares, respectively]	(110,010,651)	(88,202,612)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	68,270,895	347,336,497

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,591,100)	380,801,728
NET ASSETS:
Beginning of period	652,488,955	271,687,227

End of period	$608,897,855	$652,488,955

SEE NOTES TO FINANCIAL STATEMENTS.

A406

AST VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 98.2% COMMON STOCKS — 98.2%	Shares	Value (Note 2)
Aerospace — 0.6%
BE Aerospace, Inc.*	52,100	$1,324,903
Raytheon Co.	105,100	5,085,789

		6,410,692

Agriculture — 0.4%
Reynolds American, Inc.	70,100	3,653,612

Airlines — 1.0%
AMR Corp.*	569,200	3,859,176
Southwest Airlines Co.	199,600	2,217,556
UAL Corp.*	195,800	4,025,648

		10,102,380

Automotive Parts & Equipment — 0.7%
Autoliv, Inc.*(a)	25,600	1,224,960
Johnson Controls, Inc.	217,100	5,833,477

		7,058,437

Banks — 2.0%
Huntington Bancshares, Inc.	1,787,600	9,903,304
PNC Financial Services Group, Inc.	188,400	10,644,600

		20,547,904

Beverages — 1.3%
Central European Distribution Corp.*	54,500	1,165,210
Dr. Pepper Snapple Group, Inc.(a)	324,300	12,125,577

		13,290,787

Biotechnology — 1.4%
Amgen, Inc.*	157,400	8,279,240
Genzyme Corp.*	122,500	6,219,325

		14,498,565

Building Materials — 0.6%
Owens Corning*(a)	163,900	4,902,249
USG Corp.*	114,500	1,383,160

		6,285,409

Chemicals — 2.7%
Ashland, Inc.	165,400	7,677,868
Cabot Corp.	68,400	1,649,124
CF Industries Holdings, Inc.	152,600	9,682,470
Cytec Industries, Inc.	169,800	6,790,302
Huntsman Corp.	281,500	2,440,605

		28,240,369

Coal — 0.4%
Walter Energy, Inc.	75,400	4,588,090

Commercial Services — 1.5%
Corrections Corp. of America*	54,600	1,041,768
Hertz Global Holdings, Inc.*(a)	896,800	8,483,728
RR Donnelley & Sons Co.	381,000	6,236,970

		15,762,466

Computer Services & Software — 0.4%
Computer Sciences Corp.	101,100	4,574,775

COMMON STOCKS (continued)	Shares	Value (Note 2)
Computers — 2.0%
Lexmark International, Inc. (Class A Stock)*	80,500	$2,658,915
Seagate Technology (Cayman Islands)*	490,500	6,396,120
Western Digital Corp.*	364,100	10,981,256

		20,036,291

Consumer Products & Services — 2.4%
Procter & Gamble Co. (The)	419,300	25,149,614

Distribution/Wholesale — 0.2%
Ingram Micro, Inc. (Class A Stock)*	151,500	2,301,285

Diversified Financial Services — 1.8%
AmeriCredit Corp.*(a)	305,000	5,557,100
Discover Financial Services	287,700	4,022,046
Goldman Sachs Group, Inc. (The)	25,200	3,308,004
SLM Corp.*	513,000	5,330,070

		18,217,220

Diversified Machinery — 0.1%
Gardner Denver, Inc.	31,600	1,409,044

Diversified Manufacturing — 0.6%
Eaton Corp.	61,900	4,050,736
Parker Hannifin Corp.	36,200	2,007,652

		6,058,388

Electric — 6.1%
Ameren Corp.	101,100	2,403,147
Consolidated Edison, Inc.(a)	72,800	3,137,680
DTE Energy Co.	157,700	7,192,697
Duke Energy Corp.	706,400	11,302,400
NRG Energy, Inc.*(a)	504,460	10,699,596
NSTAR(a)	62,500	2,187,500
PG&E Corp.	33,600	1,380,960
Progress Energy, Inc.	251,600	9,867,752
Public Service Enterprise Group, Inc.	122,800	3,847,324
RRI Energy, Inc.*	322,200	1,221,138
Southern Co.	274,400	9,132,032

		62,372,226

Electronic Components & Equipment — 2.3%
Arrow Electronics, Inc.*	148,100	3,310,035
General Electric Co.	1,386,200	19,989,004

		23,299,039

Electronics — 0.8%
Garmin Ltd. (Switzerland)(a)	89,200	2,602,856
Tech Data Corp.*	159,500	5,681,390

		8,284,246

Engineering & Construction — 0.1%
Shaw Group, Inc. (The)*	37,700	1,290,094

SEE NOTES TO FINANCIAL STATEMENTS.

A407

AST VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial – Bank & Trust — 11.9%
Bank of America Corp.	1,329,600	$19,106,352
Capital One Financial Corp.	468,200	18,868,460
CIT Group, Inc.*	87,000	2,945,820
Citigroup, Inc.*	7,507,300	28,227,448
Comerica, Inc.	80,700	2,972,181
Commerce Bancshares, Inc.	41,310	1,486,747
East West Bancorp, Inc.	141,100	2,151,775
Fifth Third Bancorp	1,313,600	16,144,144
Popular, Inc. (Puerto Rico)*	836,600	2,242,088
SunTrust Banks, Inc.	210,700	4,909,310
Wells Fargo & Co.	453,400	11,607,040
Zions Bancorporation(a)	556,100	11,995,077

		122,656,442

Financial Service — 1.3%
JPMorgan Chase & Co.	367,184	13,442,606

Food — 4.8%
Dean Foods Co.*	247,400	2,491,318
Del Monte Foods Co.	400,400	5,761,756
General Mills, Inc.	157,400	5,590,848
Hershey Co. (The)(a)	274,800	13,171,164
J.M. Smucker Co. (The)	87,200	5,251,184
SUPERVALU, Inc.	90,600	982,104
Tyson Foods, Inc. (Class A Stock)	968,500	15,873,715

		49,122,089

Healthcare Products — 3.8%
CareFusion Corp.*	74,100	1,682,070
Hologic, Inc.*	184,800	2,574,264
Johnson & Johnson	581,400	34,337,484

		38,593,818

Healthcare Services — 3.5%
Aetna, Inc.	116,600	3,075,908
Coventry Health Care, Inc.*	455,800	8,058,544
Health Net, Inc.*	138,700	3,380,119
Humana, Inc.*	233,100	10,645,677
UnitedHealth Group, Inc.	364,900	10,363,160

		35,523,408

Home Furnishings — 1.1%
Harman International Industries, Inc.*	61,000	1,823,290
Whirlpool Corp.(a)	102,700	9,019,114

		10,842,404

Household Products/Wares — 0.5%
Fortune Brands, Inc.	67,100	2,628,978
Kimberly-Clark Corp.	37,500	2,273,625

		4,902,603

Insurance — 6.4%
Allied World Assurance Co. Holdings Ltd. (Bermuda)(a)	95,300	4,324,714
Arch Capital Group Ltd. (Bermuda)*	21,400	1,594,300
Assurant, Inc.	252,100	8,747,870

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Assured Guaranty Ltd. (Bermuda)	198,300	$2,631,441
AXIS Capital Holdings Ltd. (Bermuda)	64,100	1,905,052
Berkshire Hathaway, Inc. (Class B Stock)*(a)	122,300	9,746,087
Chubb Corp.	151,900	7,596,519
Genworth Financial, Inc. (Class A Stock)*	486,200	6,354,634
Hartford Financial Services Group, Inc. (The)	328,200	7,263,066
Old Republic International Corp.(a)	306,000	3,711,780
Travelers Cos., Inc. (The)	147,400	7,259,450
XL Capital Ltd. (Class A Stock) (Cayman Islands)	313,500	5,019,135

		66,154,048

Internet — 3.2%
AOL, Inc.*	61,000	1,268,190
eBay, Inc.*	213,800	4,192,618
Expedia, Inc.	349,300	6,559,854
IAC/InterActiveCorp*	339,100	7,450,027
Liberty Media Holding Corp. – Interactive (Class A Stock)*	1,293,800	13,584,900

		33,055,589

Media — 3.6%
Comcast Corp. (Class A Stock)	926,000	16,084,620
Discovery Communications, Inc. (Class A Stock)*	131,900	4,710,149
Gannett Co., Inc.	189,700	2,553,362
New York Times Co. (The) (Class A Stock)*(a)	230,100	1,990,365
Time Warner Cable, Inc.(a)	203,343	10,590,104
Washington Post Co. (The) (Class B Stock)	3,259	1,337,754

		37,266,354

Metal Fabricate/Hardware — 0.6%
Timken Co.(a)	236,200	6,138,838

Oil & Gas — 7.5%
Anadarko Petroleum Corp.	393,100	14,186,979
Chevron Corp.	474,400	32,192,784
Murphy Oil Corp.	47,700	2,363,535
Newfield Exploration Co.*	221,300	10,812,718
Pioneer Natural Resources Co.(a)	121,000	7,193,450
Rowan Cos., Inc.*(a)	290,200	6,366,988
SM Energy Co.	87,700	3,522,032

		76,638,486

Oil & Gas Services — 1.5%
Exterran Holdings, Inc.*	41,500	1,071,115
Oil States International, Inc.*	305,100	12,075,858
Superior Energy Services, Inc.*	99,600	1,859,532

		15,006,505

SEE NOTES TO FINANCIAL STATEMENTS.

A408

AST VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper & Forest Products — 0.7%
International Paper Co.	105,600	$2,389,728
Rayonier, Inc.	115,600	5,088,712

		7,478,440

Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	294,200	7,337,348
Cardinal Health, Inc.	509,800	17,134,378
Cephalon, Inc.*	104,100	5,907,675
Eli Lilly & Co.	74,300	2,489,050
Endo Pharmaceuticals Holdings, Inc.*	176,100	3,842,502
Forest Laboratories, Inc.*	224,500	6,158,035
King Pharmaceuticals, Inc.*	305,900	2,321,781
McKesson Corp.	61,900	4,157,204
Merck & Co., Inc.	123,341	4,313,235
Mylan, Inc.*	444,700	7,577,688
Pfizer, Inc.	562,200	8,016,972

		69,255,868

Real Estate Investment Trusts — 0.9%
General Growth Properties, Inc.*	201,900	2,677,194
Hospitality Properties Trust	266,700	5,627,370
HRPT Properties Trust	164,000	1,018,440

		9,323,004

Retail — 0.9%
Abercrombie & Fitch Co. (Class A Stock)	95,700	2,937,033
Office Depot, Inc.*	409,900	1,655,996
Sears Holdings Corp.*	68,800	4,447,920

		9,040,949

Semiconductors — 0.6%
Micron Technology, Inc.*(a)	710,900	6,035,541

Telecommunications — 7.8%
AT&T, Inc.	1,537,000	37,180,030
Corning, Inc.	1,156,800	18,682,320
Qwest Communications International, Inc.(a)	980,800	5,149,200
Sprint Nextel Corp.*	964,300	4,088,632
Verizon Communications, Inc.	531,200	14,884,224

		79,984,406

Textiles — 0.2%
Mohawk Industries, Inc.*	38,900	1,780,064

Toys — 0.3%
Mattel, Inc.	151,200	3,199,392

Transportation — 0.3%
Kansas City Southern*	84,600	3,075,210

Utilities — 0.7%
Edison International	214,000	6,788,080

TOTAL COMMON STOCKS (cost $1,072,447,199)		1,008,735,077

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATION
Retail
Ames Department Stores, Inc.,
Sr. Notes(g)(i) (cost $12,750)
10.00%	04/15/17	NR	$40	$4

TOTAL LONG-TERM INVESTMENTS (cost $1,072,459,949)				1,008,735,081

SHORT-TERM INVESTMENTS — 10.8%
U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bills(k)(n) (cost $5,200,530)
.15%	09/16/10		5,202	5,200,273

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 10.3%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $106,203,950; includes $80,561,978 of cash collateral for securities on loan)(b)(w)(Note 4)			106,203,950	106,203,950

TOTAL SHORT-TERM INVESTMENTS (cost $111,404,480)				111,404,223

TOTAL INVESTMENTS(o) — 109.0% (cost $1,183,864,429)				1,120,139,304
Liabilities in excess of other assets(x) — (9.0)%				(92,289,474)

NET ASSETS — 100.0%				$1,027,849,830

The following abbreviation is used in the Portfolio descriptions:

NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $77,279,767; cash collateral of $80,561,978 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Security segregated as collateral for futures contract.

(n)	Rate shown is the effective yield at purchase date.

(o)	As of June 30, 2010, 1 security representing $4 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A409

AST VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Futures contract open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Depreciation
Long Position:
440	S&P 500 E-Mini	Sep 10	$23,843,437	$22,585,200	$(1,258,237)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level	1—quoted prices in active markets for identical securities
Level	2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level	3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,008,735,077	$—	$—
Corporate Obligation	—	—	4
U.S. Treasury Obligation	—	5,200,273	—
Affiliated Money Market Mutual Fund	106,203,950	—	—
Other Financial Instruments*
Futures	(1,258,237)	—	—

Total	$1,113,680,790	$5,200,273	$4

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A410

AST VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Financial – Bank & Trust	11.9%
Affiliated Money Market Mutual Fund (7.8% represents investments purchased with collateral from securities on loan)	10.3
Telecommunications	7.8
Oil & Gas	7.5
Pharmaceuticals	6.7
Insurance	6.4
Electric	6.1
Food	4.8
Healthcare Products	3.8
Media	3.6
Healthcare Services	3.5
Internet	3.2
Chemicals	2.7
Consumer Products & Services	2.4
Electronic Components & Equipment	2.3
Banks	2.0
Computers	2.0
Diversified Financial Services	1.8
Commercial Services	1.5
Oil & Gas Services	1.5
Biotechnology	1.4
Financial Services	1.3
Beverages	1.3

Home Furnishings	1.1%
Airlines	1.0
Real Estate Investment Trusts	0.9
Retail	0.9
Electronics	0.8
Paper & Forest Products	0.7
Automotive Parts & Equipment	0.7
Utilities	0.7
Aerospace	0.6
Building Materials	0.6
Metal Fabricate/Hardware	0.6
Diversified Manufacturing	0.6
Semiconductors	0.6
U.S. Treasury Obligations	0.5
Household Products/Wares	0.5
Coal	0.4
Computer Services & Software	0.4
Agriculture	0.4
Toys	0.3
Transportation	0.3
Distribution/Wholesale	0.2
Textiles	0.2
Diversified Machinery	0.1
Engineering & Construction	0.1

109.0
Liabilities in excess of other assets	(9.0)

100.0%

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due to broker-variation margin	$1,258,237	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(3,257,225)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,221,692)

For the six months ended June 30, 2010, the Portfolio’s average value at trade date for futures long position was $21,393,430.

SEE NOTES TO FINANCIAL STATEMENTS.

A411

AST VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $77,279,767:
Unaffiliated investments (cost $1,077,660,479)	$1,013,935,354
Affiliated investments (cost $106,203,950)	106,203,950
Receivable for fund share sold	3,895,648
Dividends and interest receivable	940,101
Receivable for investments sold	14,813
Prepaid expenses	2,629

Total Assets	1,124,992,495

LIABILITIES:
Payable to broker for collateral for securities on loan	80,561,978
Payable for fund share repurchased	11,004,483
Payable to custodian	3,920,828
Due to broker-variation margin	1,347,152
Advisory fees payable	249,652
Accrued expenses and other liabilities	50,775
Shareholder servicing fees payable	5,320
Payable for investments purchased	1,935
Affiliated transfer agent fee payable	542

Total Liabilities	97,142,665

NET ASSETS	$1,027,849,830

Net assets were comprised of:
Paid-in capital	$1,170,737,907
Retained earnings	(142,888,077)

Net assets, June 30, 2010	$1,027,849,830

Net asset value and redemption price per share, $1,027,849,830 / 145,993,141 outstanding shares of beneficial interest	$7.04

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income	$11,492,251
Affiliated income from securities lending, net	40,962
Affiliated dividend income	27,507
Unaffiliated interest income	2,520

11,563,240

EXPENSES
Advisory fees	4,777,042
Shareholder servicing fees and expenses	562,005
Custodian and accounting fees	92,000
Trustees’ fees	11,000
Audit fee	9,000
Insurance expenses	8,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	4,000
Loan interest expense (Note 7)	543
Miscellaneous	5,196

Total expenses	5,482,786
Less: shareholder servicing fee waiver	(57,026)

Net expenses	5,425,760

NET INVESTMENT INCOME	6,137,480

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	78,690,367
Futures transactions	(3,257,225)

75,433,142

Net change in unrealized appreciation (depreciation) on:
Investments	(182,677,653)
Futures	(1,221,692)

(183,899,345)

NET LOSS ON INVESTMENTS	(108,466,203)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(102,328,723)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,137,480	$16,868,373
Net realized gain (loss) on investment transactions	75,433,142	(5,862,083)
Net change in unrealized appreciation (depreciation) on investments	(183,899,345)	212,200,566

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(102,328,723)	223,206,856

DISTRIBUTIONS	(16,784,479)	(8,556,211)

FUND SHARE TRANSACTIONS:
Fund share sold [33,819,857 and 132,242,041 shares, respectively]	264,140,723	869,235,930
Fund share issued in reinvestment of distributions [2,229,014 and 1,296,396 shares, respectively]	16,784,479	8,556,211
Fund share repurchased [45,634,950 and 65,011,043 shares, respectively]	(344,294,669)	(459,993,717)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(63,369,467)	417,798,424

TOTAL INCREASE (DECREASE) IN NET ASSETS	(182,482,669)	632,449,069
NET ASSETS:
Beginning of period	1,210,332,499	577,883,430

End of period	$1,027,849,830	$1,210,332,499

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1. General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2010 consisted of 60 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to forty-three Portfolios listed below together with their investment objectives.

Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives:

AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies”): To seek long-term capital appreciation by pursuing both top-down asset allocation strategies and bottom-up selection of securities, investment managers, and mutual funds.

AST Advanced Strategies Portfolio (“Advanced Strategies”): High level of absolute return by using traditional and non-traditional investment strategies and by investing in domestic and foreign equities and fixed income securities, derivative instruments and exchange-traded funds.

AST Aggressive Asset Allocation Portfolio (“Aggressive Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests 100% of its assets in underlying mutual funds that invest primarily in equity securities.

AST AllianceBernstein Core Value Portfolio (“AllianceBernstein Core Value”): Long-term capital growth by investing primarily in common stocks of large capitalization companies that appear to be undervalued.

AST AllianceBernstein Growth & Income Portfolio (“AllianceBernstein Growth & Income”): Long-term capital growth and income by investing primarily in common stocks that are believed to be selling at reasonable valuations in relation to their fundamental business prospects.

AST American Century Income & Growth Portfolio (“American Century Income & Growth”): Capital growth and, secondarily, current income by investing primarily in stocks of large U.S. companies selected through quantitative investment techniques.

AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 60% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 40% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 75% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 25% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST CLS Growth Asset Allocation Portfolio (“CLS Growth Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 70% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 30% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

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NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

AST CLS Moderate Asset Allocation Portfolio (“CLS Moderate Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 50% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 50% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST Federated Aggressive Growth Portfolio (“Federated Aggressive Growth”): Capital growth by investing primarily in stocks of small companies that are traded on national securities exchanges, NASDAQ stock exchange and the over-the-counter market.

AST FI Pyramis® Asset Allocation Portfolio (“FI Pyramis® Asset Allocation”), formerly known as the AST Niemann Capital Growth Asset Allocation Portfolio: Maximize total return by allocating the Portfolio’s assets across six specialized investment strategies.

AST First Trust Balanced Target Portfolio (“First Trust Balanced Target”): Long-term capital growth balanced by current income. The Portfolio invests approximately 65% of its assets in equity securities and approximately 35% of its assets in fixed-income securities.

AST First Trust Capital Appreciation Target Portfolio (“First Trust Capital Appreciation”): Long-term capital growth. The Portfolio invests approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed-income securities.

AST Goldman Sachs Concentrated Growth Portfolio (“Goldman Sachs Concentrated Growth”): Capital growth by investing primarily in equity securities.

AST Goldman Sachs Mid-Cap Growth Portfolio (“Goldman Sachs Mid-Cap Growth”): Long-term capital growth by investing primarily in equity securities of medium-sized companies.

AST Goldman Sachs Small-Cap Value Portfolio (“Goldman Sachs Small-Cap Value”): Long-term capital growth by investing primarily in equity securities of small capitalization companies that are believed to be undervalued.

AST Horizon Growth Asset Allocation Portfolio (“Horizon Growth Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 70% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 30% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST Horizon Moderate Asset Allocation Portfolio (“Horizon Moderate Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 50% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 50% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST International Growth Portfolio (“International Growth”): Long-term capital growth by investing primarily in equity securities of foreign companies.

AST International Value Portfolio (“International Value”): Capital growth by investing primarily in equity securities anywhere in the world.

AST Jennison Large-Cap Growth Portfolio (“Jennison Large-Cap Growth”): Long-term growth of capital by investing primarily in assets in the equity and equity-related securities of large-capitalization companies.

AST Jennison Large-Cap Value Portfolio (“Jennison Large-Cap Value”): Capital appreciation by investing primarily in assets in the equity and equity-related securities of large-capitalization companies.

AST JPMorgan International Equity Portfolio (“JPMorgan International Equity”): Capital growth by investing primarily in equity securities of companies located or operating in developed non-U.S. countries and emerging markets of the world.

AST JPMorgan Strategic Opportunities Portfolio (“JPMorgan Strategic Opportunities”): Maximize return compared to the benchmark through security selection and tactical asset allocation.

AST Large-Cap Value Portfolio (“Large-Cap Value”): Current income and long-term growth of income, as well as capital appreciation by investing in securities of large capitalization companies.

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NOTES TO THE FINANCIAL STATEMENTS OF

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(Unaudited)

AST Lord Abbett Bond-Debenture Portfolio (“Lord Abbett Bond-Debenture”): High current income and the opportunity for capital appreciation to produce a high total return by investing primarily in high yield and investment grade debt securities.

AST Marsico Capital Growth Portfolio (“Marsico Capital Growth”): Capital growth by investing primarily in common stocks of large companies that are selected for their growth potential.

AST MFS Growth Portfolio (“MFS Growth”): Long-term capital growth and future income by investing primarily in common stocks and related securities.

AST Mid-Cap Value Portfolio (“Mid-Cap Value”): Capital growth by investing primarily in mid-capitalization stocks that appear to be undervalued.

AST Money Market Portfolio (“Money Market”): Maximize current income and maintain high levels of liquidity by investing in high-quality, short-term, U.S. dollar-denominated instruments.

AST Neuberger Berman Mid-Cap Growth Portfolio (“Neuberger Berman Mid-Cap Growth”): Capital growth by investing primarily in common stocks of medium capitalization companies.

AST Neuberger Berman Small-Cap Growth Portfolio (“Neuberger Berman Small-Cap Growth”): Maximize capital growth by investing primarily in equity securities of small capitalization companies.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio (“Neuberger Berman/LSV Mid-Cap Value”): Capital growth by investing primarily in common stocks of medium capitalization companies.

AST Parametric Emerging Markets Equity Portfolio (“Parametric Emerging Markets Equity”): Long-term capital appreciation by investing primarily in equity securities of issuers located in emerging market countries.

AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 35% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 65% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST Schroders Multi-Asset World Strategies Portfolio (“Schroders Multi-Asset World Strategies”): Long-term capital appreciation through a flexible global asset allocation approach.

AST Small-Cap Growth Portfolio (“Small-Cap Growth”): Long-term capital growth by investing in common stocks of small capitalization companies.

AST Small-Cap Value Portfolio (“Small-Cap Value”): Long-term capital growth by investing primarily in stocks and equity-related securities of small capitalization companies that appear to be undervalued.

AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”): A high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.

AST T. Rowe Price Large-Cap Growth Portfolio (“T. Rowe Price Large-Cap Growth”): Long-term capital growth by investing predominantly in the equity securities of a limited number of large, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”): Long-term capital growth by investing primarily in common stocks of companies that own or develop natural resources and other basic commodities.

AST Value Portfolio (“Value”): Maximum growth of capital by investing primarily in the value stocks of larger companies.

2. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Portfolios in the preparation of their financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official NASDAQ closing price (“NOCP”) on the day of valuation or if there was no NOCP at the last

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NOTES TO THE FINANCIAL STATEMENTS OF

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(Unaudited)

sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the co-managers, in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale, on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. Money Market uses amortized cost to value their short-term debt securities. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities that are held in the other Portfolios which mature in more than 60 days are valued at fair value and those short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities (except for the Money Market Portfolio, which is limited to 10% of net assets). Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based at the current rates of exchange. Purchases and sales of Portfolio securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Portfolio securities, resulting from changes in exchange rates.

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NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting agreement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Portfolios (except for Money Market) may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Portfolios may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with benchmarked short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The

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NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. In accordance with FAS Statement No. 140, the Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Short Sales: Certain portfolios of the Trust may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations: Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Swap Agreements: Certain Portfolios of the Trust may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current

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NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios purchased credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Certain Portfolios used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of a particular issuer’s default by selling credit default swaps. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

Total Return Swap: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g., interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2010, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Delayed Delivery Transactions: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Security Loans: The Portfolios may lend their portfolio securities to broker-dealers. Security loans are limited to 33 1/3% of the total assets of the respective portfolio. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market. The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the

B8

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Distributions: Distributions, if any, from net investment income are declared and paid at least annually by all Portfolios other than Money Market. In the case of Money Market, distributions are declared daily and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Net realized gains from investment transactions, if any, are distributed at least annually.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Portfolios have entered into investment management agreements with AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2010, the Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

AllianceBernstein L.P. for AllianceBernstein Core Value and AllianceBernstein Growth & Income;

Alpha Simplex Group, LLC for a portion of Academic Strategies;

American Century Investment Management, Inc. for American Century Income & Growth;

AQR Capital Management, LLC / CNH Partners, LLC for a portion of Academic Strategies effective July 16, 2010;

Clear Bridge Advisors for a portion of Small-Cap Value;

CLS Investment Firm, LLC for CLS Growth Asset Allocation and CLS Moderate Asset Allocation;

Deutsche Asset Management, Inc. for Value through July 16, 2010 (effective July 16, 2010 BlackRock Investment Management, LLC became the Subadvisor of Value);

Eagle Asset Management, Inc. for Small-Cap Growth;

Earnest Partners LLC, for a portion of Mid-Cap Value;

Eaton Vance Management for a portion of Large-Cap Value;

B9

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

Federated Equity Management Company of Pennsylvania for Federated Aggressive Growth;

First Quadrant, L.P. for a portion of Academic Strategies;

First Trust Advisors L.P. for First Trust Balanced Target and First Trust Capital Appreciation Target;

Goldman Sachs Asset Management, L.P. for Goldman Sachs Concentrated Growth, Goldman Sachs Small-Cap Value, Goldman Sachs Mid-Cap Growth;

Horizon Investments, LLC for Horizon Growth Asset Allocation and Horizon Moderate Asset Allocation;

Hotchkis and Wiley Capital Management, LLC for a portion of Large-Cap Value;

Jennison Associates LLC for Jennison Large-Cap Growth, Jennison Large-Cap Value and a portion of Academic Strategies;

J.P. Morgan Investment Management, Inc. for JPMorgan International Equity, JPMorgan Strategic Opportunities and a portion of Small-Cap Value;

Lee Munder Investments Ltd. for a portion of Small-Cap Value;

Lord Abbett & Co. LLC for Lord Abbett Bond-Debenture;

LSV Asset Management for portion of International Value, a portion of Advanced Strategies and a portion of Neuberger Berman/LSV Mid-Cap Value;

Marsico Capital Management LLC for Marsico Capital Growth and a portion of Advanced Strategies and a portion of International Growth;

Massachusetts Financial Services Company (“MFS”) for MFS Growth;

Mellon Capital Management Corp. for a portion of Academic Strategies;

Neuberger Berman Management, Inc. for a portion of Neuberger Berman/LSV Mid-Cap Value, Neuberger Berman Mid-Cap Growth, and Neuberger Berman Small-Cap Growth;

Pacific Investment Management Company LLC (“PIMCO”) for a portion of Advanced Strategies and a portion of Academic Strategies;

Parametric Portfolio Associates LLC for Parametric Emerging Markets Equity;

PI, through its Strategic Investment Research Group team, also directly manages a portion of the assets of the Advanced Strategies, Academic Strategies and manages the Aggressive Asset Allocation, Capital Growth Asset Allocation, Balanced Asset Allocation, and Preservation Asset Allocation. Quantitative Management Associates provides certain sub-advisory services to the portfolios;

Prudential Bache Asset Management for a portion of Academic Strategies;

Prudential Investment Management, Inc. (“PIM”) for Money Market;

Pyramis Global Advisors, LLC for FI Pyramis® Asset Allocation;

Quantitative Management Associates LLC (“QMA”) for a portion of Academic Strategies;

Schroders Investment Management North America Ltd. for Schroders Multi-Asset World Strategies;

Thornburg Investment Management, Inc. for a portion of International Value;

T. Rowe Price Associates, Inc. for T. Rowe Price Asset Allocation, T. Rowe Price Large-Cap Growth, and T. Rowe Price Natural Resources and a portion of Advanced Strategies;

WEDGE Capital Management, LLP for a portion of Mid-Cap Value;

William Blair & Company, LLC for a portion of International Growth and a portion of Advanced Strategies.

Advisory Fees and Expense Limitations: The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has voluntarily agreed to waive a portion of their management fee and/or reimburse each Portfolio an amount equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below, of the Portfolio’s average daily net assets.

B10

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

Each waiver/reimbursement is voluntary and may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees	Effective Advisory Fees	Expense Limitations
Academic Strategies*	0.72%	0.64%	0.80%**
Advanced Strategies	0.85%	0.85%	N/A
Aggressive Asset Allocation	0.15%	0.15%	N/A
AllianceBernstein Core Value	0.75%	0.71%	0.88%
AllianceBernstein Growth & Income	0.75%	0.75%	N/A**
American Century Income & Growth	0.75%	0.75%	N/A**
Balanced Asset Allocation	0.15%	0.15%	N/A
Capital Growth Asset Allocation	0.15%	0.15%	N/A
CLS Growth Asset Allocation	0.30%†	0.22%	N/A
CLS Moderate Asset Allocation	0.30%†	0.21%	N/A
Federated Aggressive Growth	0.95%	0.95%	N/A**
FI Pyramis® Asset Allocation***	0.85%	0.65%	N/A
First Trust Balanced Target	0.85%	0.85%	N/A**
First Trust Capital Appreciation Target	0.85%	0.85%	N/A**
Goldman Sachs Concentrated Growth	0.90%	0.90%	N/A
Goldman Sachs Mid-Cap Growth	1.00%	1.00%	N/A
Goldman Sachs Small-Cap Value	0.95%	0.95%	N/A
Horizon Growth Asset Allocation	0.30%†	0.27%	N/A
Horizon Moderate Asset Allocation	0.30%†	0.25%	N/A
International Growth	1.00%	1.00%	N/A**
International Value	1.00%	1.00%	N/A
Jennison Large-Cap Growth	0.90%	0.90%	1.05%
Jennison Large-Cap Value	0.75%	0.75%	0.88%
JPMorgan International Equity	1.00% first $75 million; 0.85% in excess of $75 million	0.89%	N/A
JPMorgan Strategic Opportunities	1.00%	1.00%	N/A
Large-Cap Value	0.75%	0.75%	N/A**
Lord Abbett Bond-Debenture	0.80%	0.80%	N/A
Marsico Capital Growth	0.90%	0.90%	N/A**
MFS Growth	0.90%	0.90%	N/A
Mid-Cap Value	0.95%	0.95%	N/A
Money Market	0.50%††	0.15%	0.56%
Neuberger Berman Mid-Cap Growth	0.90% first $1 billion; 0.85% in excess of $1 billion	0.90%	1.25%
Neuberger Berman Small-Cap Growth	0.95%	0.95%	N/A**
Neuberger Berman/LSV Mid-Cap Value	0.90% first $1 billion; 0.85% in excess of $1 billion	0.90%	N/A
Parametric Emerging Markets Equity	1.10%	1.10%	N/A
Preservation Asset Allocation	0.15%	0.15%	N/A
Schroders Multi-Asset World Strategies	1.10%	1.10%	N/A
Small-Cap Growth	0.90%	0.90%	N/A
Small-Cap Value	0.90%	0.90%	N/A
T. Rowe Price Asset Allocation	0.85%	0.85%	N/A
T. Rowe Price Large-Cap Growth	0.90% first $1 billion; 0.85% in excess of $1 billion	0.90%	N/A
T. Rowe Price Natural Resources	0.90%	0.90%	N/A
Value	0.85%	0.85%	N/A

*	The Investment Manager has voluntarily agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio’s “Underlying Fund Fees and Expenses” do not exceed 0.685% of the Portfolio’s average daily net assets. This arrangement will be monitored and applied daily based upon the Academic Strategies Portfolio’s then current holdings of the Underlying Funds and the expense ratios of the relevant Underlying Funds as of their most recent fiscal year end. Because the expense ratios of the relevant Underlying Funds will change over time and may be higher than the expense ratios as of their most recent fiscal year end, it is possible that the Academic Strategies Portfolio’s actual “Underlying Fund Fees and Expenses” may be higher than 0.685% of the Portfolio’s average daily net assets. The arrangements relating to the Portfolio’s “Underlying Fund Fees and Expenses” are voluntary and are subject to termination or modification at any time without prior notice.

B11

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

**	Expense limitations are as noted in the table below.

	January 1, 2010 – June 30, 2010 Expense Limitations	Effective July 1, 2010 Expense Limitations
Academic Strategies	0.80%	0.64%
AllianceBernstein Growth & Income	N/A	0.87%
American Century Income & Growth	N/A	0.90%
Federated Aggressive Growth	N/A	1.11%
First Trust Balanced Target	N/A	0.93%
First Trust Capital Appreciation Target	N/A	0.91%
International Growth	N/A	1.06%
Large-Cap Value	N/A	0.85%
Marsico Capital Growth	N/A	0.93%
Neuberger Berman Small-Cap Growth	N/A	1.08%

***	Includes effective fee relating to the Portfolio prior to its repositioning from AST Niemann Capital Growth Asset Allocation to FI Pyramis® Asset Allocation Portfolio.
†	The Investment Manager has voluntarily agreed to waive a portion of its advisory fees as follows:

	First $100 million	Next $100 million	In Excess of $200 million
CLS Growth Asset Allocation	0.00%	0.05%	0.10%
CLS Moderate Asset Allocation	0.00%	0.05%	0.10%

	First $250 million	Next $500 million	In Excess of $750 million
Horizon Growth Asset Allocation	0.00%	0.05%	0.10%
Horizon Moderate Asset Allocation	0.00%	0.05%	0.10%

††	For the six months ended June 30, 2010, the Investment Manager has voluntarily agreed to limit the advisory fees of the Money Market Portfolio such that the 1-day yield (without gain or loss) does not fall below 0.05%. Effective March 1, 2010, that threshold was reduced to 0.02%. The waiver/reimbursement is voluntary and may be modified or terminated by AST Investment Services, Inc. and PI at any time without notice. During the six months ended June 30, 2010, the Investment Manager has reimbursed the Portfolio as a result of this voluntary agreement in the amount of $4,703,477, 0.31% of the Money Market Portfolio’s average daily net assets.

In addition to the voluntary expense limitation of the Money Market Portfolio stated above, the Investment Managers (Prudential Investments LLC and AST Investment Services, Inc.) have contractually agreed to waive 0.01% of their investment management fees for the Portfolio through May 31, 2011. This arrangement may not be terminated or modified prior to May 31, 2011, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after May 31, 2011 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

AST Investment Services, Inc., PI, PIM, Jennison, QMA and Prudential Bache Asset Management are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

The Trust, excluding Aggressive Asset Allocation Portfolio, Capital Growth Asset Allocation Portfolio, Balanced Asset Allocation Portfolio, CLS Growth Asset Allocation Portfolio, CLS Moderate Asset Allocation Portfolio, Horizon Growth Asset Allocation Portfolio, Horizon Moderate Asset Allocation Portfolio, and Preservation Asset Allocation Portfolio, has entered into an agreement with Prudential Annuities Life Assurance Corporation (“PALAC”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc., pursuant to which the Portfolios pay PALAC a shareholder servicing fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. The Academic Strategies Asset Allocation Portfolio generally invests approximately 65% of its assets in the Underlying Trust Portfolios, therefore only approximately 35% of its assets will be directly subject to the shareholder servicing fee. The Investment Manager has voluntarily agreed to waive a portion of the 0.10% shareholder servicing fee based on the following fee structure: 0.10% on average daily net assets up to $500 million (no waiver), 0.09% on average daily net assets of the next $250 million (0.01% waiver), 0.08% on average daily net of the next $250 million (0.02% waiver), and 0.07% on average daily net assets in excess of $1 billion (0.03% waiver).

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

B12

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Fund”), a portfolio of Prudential Investment Portfolios 2. The Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

PIM, an indirect, wholly-owned subsidiary of Prudential Financial, Inc., acts as the Trust’s securities lending agent. For the six months ended June 30, 2010, PIM was compensated as follows for these services by the Portfolios:

Portfolio	PIM

Advanced Strategies	$52,022
AllianceBernstein Core Value	19,159
AllianceBernstein Growth & Income	6,595
American Century Income & Growth	7,362
Federated Aggressive Growth	106,845
First Trust Balanced Target	110,928
First Trust Capital Appreciation Target	279,717
Goldman Sachs Concentrated Growth	13,825
Goldman Sachs Mid-Cap Growth	22,288
Goldman Sachs Small-Cap Value	55,029
International Growth	10,427
Jennison Large-Cap Growth	10,544
Jennison Large-Cap Value	12,664
JPMorgan International Equity	975
Large-Cap Value	42,872
Lord Abbett Bond-Debenture	20,341
Marsico Capital Growth	51,362
MFS Growth	29,586
Mid-Cap Value	8,898
Neuberger Berman Mid-Cap Growth	52,267
Neuberger Berman Small-Cap Growth	14,820
Neuberger Berman/LSV Mid-Cap Value	25,321
Schroders Multi-Asset World Strategies	47,570
Small-Cap Growth	194,886
Small-Cap Value	64,260
T. Rowe Price Asset Allocation	30,511
T. Rowe Price Large-Cap Growth	33,089
T. Rowe Price Natural Resources	31,919
Value	15,338

5. Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2010 were as follows:

	Cost of Purchases	Proceeds from Sales

Academic Strategies	$1,277,898,477	$1,106,186,865
Advanced Strategies	823,714,668	628,415,875
Aggressive Asset Allocation	120,499,399	149,851,385
AllianceBernstein Core Value	85,177,168	74,823,144
AllianceBernstein Growth & Income	284,825,203	351,439,773
American Century Income & Growth	84,529,576	78,701,346
Balanced Asset Allocation	1,723,815,623	1,311,004,444
Capital Growth Asset Allocation	2,000,616,575	1,979,672,997
CLS Growth Asset Allocation	620,804,188	314,241,155
CLS Moderate Asset Allocation	669,429,638	295,866,193
Federated Aggressive Growth	169,093,361	153,716,365

B13

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

	Cost of Purchases	Proceeds from Sales

First Trust Balanced Target	$1,342,880,235	$1,093,925,494
First Trust Capital Appreciation Target	2,377,982,174	2,152,943,817
FI Pyramis® Asset Allocation	892,832,945	903,311,490
Goldman Sachs Concentrated Growth	1,224,725,873	193,235,598
Goldman Sachs Mid-Cap Growth	190,050,664	177,520,875
Goldman Sachs Small-Cap Value	107,444,329	70,335,996
Horizon Growth Asset Allocation	448,039,460	226,696,122
Horizon Moderate Asset Allocation	495,789,393	173,241,588
International Growth	1,967,106,403	1,862,111,918
International Value	275,903,466	238,818,634
Jennison Large-Cap Growth	457,615,783	174,839,786
Jennison Large-Cap Value	416,443,539	131,124,657
JPMorgan International Equity	49,615,458	38,377,404
JPMorgan Strategic Opportunities	2,269,074,438	2,271,344,096
Large-Cap Value	1,066,125,665	668,842,044
Lord Abbett Bond-Debenture	95,338,397	195,867,023
Marsico Capital Growth	853,099,984	1,530,250,846
MFS Growth	2,061,610,736	2,472,999,216
Mid-Cap Value	65,816,365	34,127,311
Neuberger Berman Mid-Cap Growth	133,358,758	136,748,789
Neuberger Berman Small-Cap Growth	147,384,105	146,002,970
Neuberger Berman/LSV Mid-Cap Value	88,732,350	112,744,105
Parametric Emerging Markets Equity	269,068,559	84,100,515
Preservation Asset Allocation	1,243,586,726	753,812,161
Schroders Multi-Asset World Strategies	1,411,477,645	911,063,095
Small-Cap Growth	140,788,409	104,483,982
Small-Cap Value	215,647,162	207,229,785
T. Rowe Price Asset Allocation	780,838,565	228,757,235
T. Rowe Price Large-Cap Growth	639,257,095	394,527,239
T. Rowe Price Natural Resources	222,011,365	146,602,049
Value	1,272,676,323	1,338,507,032

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2010 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Academic Strategies
Cohen & Steers Realty	$226,470,985	$28,639,276	$66,758,326	$3,609,504	$197,129,547
Federated Aggressive Growth	12,776,626	1,408,344	2,932,843	5,926	11,181,116
Global Real Estate	214,017,384	28,929,861	26,008,326	3,900,089	202,137,703
Goldman Sachs Concentrated Growth	—	91,930,706	700,000	61,626	84,616,969
Goldman Sachs Mid-Cap Growth	35,189,399	8,097,068	6,698,528	—	34,664,406
High Yield	248,490,318	110,489,313	39,053,910	14,785,365	316,957,532
International Growth	331,003,405	70,527,958	13,352,438	1,374,995	347,409,549
International Value	326,583,377	78,412,129	13,352,438	3,259,166	349,487,071
Jennison Large-Cap Growth	28,006,000	26,085,352	2,478,867	—	46,689,094
Jennison Large-Cap Value	27,063,661	22,683,985	3,428,387	140,486	43,219,042
Large-Cap Value	162,393,502	39,851,939	18,670,323	1,854,408	168,044,512
Marsico Capital Growth	126,059,907	20,832,868	77,465,469	554,232	62,275,313
MFS Growth	126,667,357	21,580,470	59,315,469	126,901	78,911,664
Mid-Cap Value	68,061,399	11,109,129	8,897,056	435,363	69,099,945
Money Market	125,844	19	—	19	125,863
Neuberger Berman Mid-Cap Growth	36,478,278	5,497,068	5,720,179	—	34,144,826
Parametric Emerging Markets Equity	293,544,864	50,531,391	19,553,910	1,420,023	310,848,661
PIMCO Limited Maturity Bond	55,676,239	1,962,742	57,610,565	17,743	674,475
PIMCO Total Return Bond	488,345,325	66,660,638	237,313,708	10,740,254	327,507,479
QMA US Equity Alpha	139,043,230	23,482,274	18,667,544	974,485	132,900,782

B14

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Academic Strategies (continued)
Small-Cap Growth	$12,694,540	$1,430,530	$2,932,843	$28,085	$11,217,249
Small-Cap Value	25,305,046	2,912,998	5,465,685	108,162	22,363,317
T. Rowe Price Large-Cap Growth	29,435,232	29,754,576	2,678,867	—	51,577,074
T. Rowe Price Natural Resources	50,723,314	6,061,988	8,531,371	248,689	40,827,156
Value	81,453,759	18,477,118	21,235,161	1,056,124	70,524,913
Western Asset Core Plus Bond	122,891,100	50,851,970	37,000,000	3,020,524	141,210,978

	$3,268,500,091	$818,201,710	$755,822,213	$47,722,169	$3,155,746,236

Aggressive Asset Allocation
Federated Aggressive Growth	$4,532,509	$2,254,145	$1,265,055	$2,850	$5,293,908
Goldman Sachs Concentrated Growth	—	40,214,664	6,070,703	26,026	31,476,040
Goldman Sachs Mid-Cap Growth	5,346,643	588,055	1,235,749	—	4,443,881
International Growth	45,740,515	6,065,906	12,334,388	140,170	34,779,735
International Value	45,014,692	6,610,454	12,334,388	334,719	34,662,639
Jennison Large-Cap Growth	16,498,782	10,549,646	4,145,954	—	20,694,504
Jennison Large-Cap Value	13,850,602	9,084,286	4,032,262	59,539	17,649,193
Large-Cap Value	81,534,021	11,718,656	16,975,334	804,974	69,843,591
Marsico Capital Growth	64,711,163	5,279,769	36,545,692	266,041	30,013,405
MFS Growth	65,611,738	5,845,099	29,634,327	57,627	37,055,207
Mid-Cap Value	4,385,856	507,738	1,199,999	23,516	3,660,004
Money Market	27,245	4	—	4	27,249
Neuberger Berman Mid-Cap Growth	5,342,544	588,055	935,749	—	4,978,742
Parametric Emerging Markets Equity	10,670,503	4,865,580	2,500,372	56,497	12,369,860
Small-Cap Growth	4,489,031	2,314,557	1,440,055	13,262	5,212,768
Small-Cap Value	9,095,850	4,152,390	2,579,109	49,801	10,130,124
T. Rowe Price Large-Cap Growth	16,614,024	6,411,248	3,196,460	—	17,957,124
T. Rowe Price Natural Resources	7,206,823	2,502,626	1,525,302	36,860	6,855,373
Value	40,659,795	3,304,415	11,900,487	486,008	28,555,712

	$441,332,336	$122,857,293	$149,851,385	$2,357,894	$375,659,059

Balanced Asset Allocation
Federated Aggressive Growth	$29,034,582	$13,238,533	$4,178,327	$18,963	$36,755,808
Goldman Sachs Concentrated Growth	—	278,783,982	8,301,037	200,993	250,257,666
Goldman Sachs Mid-Cap Growth	32,943,174	5,363,905	2,077,000	—	34,239,192
High Yield	50,964,501	83,509,880	6,238,277	5,661,375	126,291,725
International Growth	287,515,061	46,188,825	31,850,739	1,045,116	268,871,483
International Value	282,770,762	47,639,625	28,850,739	2,495,916	268,060,125
Jennison Large-Cap Growth	103,207,591	76,832,068	6,016,675	—	157,583,585
Jennison Large-Cap Value	88,056,648	66,781,336	9,971,881	437,741	135,001,211
Large-Cap Value	510,390,920	124,140,433	38,227,631	6,082,056	545,334,256
Marsico Capital Growth	408,047,667	64,526,090	217,481,439	1,956,303	230,232,189
MFS Growth	410,956,393	67,102,138	159,645,067	423,052	284,201,327
Mid-Cap Value	27,437,887	4,604,557	2,874,062	177,037	28,642,694
Money Market	17,084,404	158,011,995	170,000,000	11,995	5,096,399
Neuberger Berman Mid-Cap Growth	32,363,812	5,363,905	2,077,000	—	35,286,073
Parametric Emerging Markets Equity	65,317,441	43,485,752	8,717,908	423,267	96,073,483
PIMCO Total Return Bond	1,367,358,290	294,135,153	451,182,920	41,415,502	1,236,934,050
Small-Cap Growth	29,696,412	12,309,642	4,178,327	90,073	36,932,616
Small-Cap Value	59,790,824	22,781,364	6,352,654	342,226	72,669,962
T. Rowe Price Global Bond	23,388,091	313,923	21,500,000	77,861	2,205,419
T. Rowe Price Large-Cap Growth	103,845,279	65,505,095	11,810,454	—	143,454,616
T. Rowe Price Natural Resources	46,139,873	25,698,137	3,440,947	304,562	58,584,297
Value	255,879,568	56,461,498	63,159,166	3,650,024	223,223,775
Western Asset Core Plus Bond	344,045,239	237,856,977	52,872,194	12,005,128	543,626,672

	$4,576,234,419	$1,800,634,813	$1,311,004,444	$76,819,190	$4,819,558,623

B15

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Capital Growth Asset Allocation
Federated Aggressive Growth	$45,032,235	$23,136,720	$10,210,488	$28,658	$55,484,945
Goldman Sachs Concentrated Growth	—	417,966,343	37,326,049	273,638	351,098,889
Goldman Sachs Mid-Cap Growth	51,764,069	10,187,502	7,721,359	—	51,203,108
High Yield	47,922,351	52,466,591	5,562,677	4,199,117	93,560,422
International Growth	443,485,836	76,061,447	89,671,864	1,503,585	379,883,430
International Value	435,608,759	82,446,477	87,171,864	3,588,615	380,985,619
Jennison Large-Cap Growth	162,159,949	103,730,741	21,604,135	—	220,155,928
Jennison Large-Cap Value	136,285,605	105,027,663	26,257,096	649,044	200,065,980
Large-Cap Value	807,203,188	172,414,056	115,185,979	8,798,575	789,134,330
Marsico Capital Growth	645,080,968	85,336,206	357,956,861	2,935,647	334,058,510
MFS Growth	647,766,868	88,890,899	268,817,537	624,898	415,639,518
Mid-Cap Value	42,439,088	7,018,392	6,811,980	258,894	41,882,900
Money Market	29,330,677	186,265,009	210,000,000	15,009	5,595,687
Neuberger Berman Mid-Cap Growth	52,127,315	10,187,502	7,721,359	—	54,130,132
Parametric Emerging Markets Equity	103,088,581	56,001,125	12,501,717	615,997	139,995,645
PIMCO Total Return Bond	1,077,998,328	210,188,827	469,908,197	27,954,961	841,010,797
Small-Cap Growth	45,556,344	21,945,832	9,210,488	137,769	56,396,227
Small-Cap Value	91,817,459	42,139,364	16,521,976	523,238	110,920,097
T. Rowe Price Global Bond	765,722	26,928	—	26,927	762,720
T. Rowe Price Large-Cap Growth	163,670,426	83,251,738	25,604,669	—	200,574,860
T. Rowe Price Natural Resources	76,010,397	24,972,389	10,203,072	396,852	76,720,911
Value	411,473,060	45,223,219	105,810,374	5,109,809	312,870,176
Western Asset Core Plus Bond	267,876,731	161,375,062	77,893,256	8,002,224	362,762,952

	$5,784,463,956	$2,066,260,032	$1,979,672,997	$65,643,457	$5,474,893,783

CLS Growth Asset Allocation
Federated Aggressive Growth	$20,639,280	$15,328,399	$5,641,500	$14,399	$29,503,864
Goldman Sachs Concentrated Growth	—	55,065,689	6,629,115	34,786	44,356,715
Goldman Sachs Mid-Cap Growth	4,195,586	3,325,425	876,270	—	6,243,337
International Growth	89,812,557	74,561,182	21,900,000	480,183	127,856,397
International Value	30,043,465	2,140,000	30,809,571	—	—
Jennison Large-Cap Growth	12,916,329	21,518,277	4,071,469	—	27,417,865
Jennison Large-Cap Value	11,001,953	22,374,119	3,902,552	82,567	27,203,361
Large-Cap Value	64,532,741	69,942,047	15,804,210	1,126,466	108,014,929
Marsico Capital Growth	50,623,961	23,718,216	30,779,292	296,847	39,352,823
MFS Growth	51,225,830	31,145,090	26,791,005	67,045	49,654,696
Mid-Cap Value	3,411,820	3,315,350	760,650	33,532	5,784,873
Money Market	26,795,291	79,553,569	87,059,000	5,574	23,661,291
Neuberger Berman Mid-Cap Growth	4,122,673	3,325,425	876,270	—	6,427,841
PIMCO Total Return Bond	86,239,667	56,335,158	11,544,500	4,537,794	132,441,013
Small-Cap Growth	20,923,115	15,243,029	5,781,500	69,029	29,866,717
T. Rowe Price Large-Cap Growth	13,000,230	17,523,055	3,560,579	—	24,462,310
Value	32,281,961	21,499,456	10,799,891	582,175	38,693,451
Western Asset Core Plus Bond	21,338,406	38,550,814	4,090,500	1,280,743	56,955,724

	$543,104,865	$554,464,300	$271,677,874	$8,611,140	$777,897,207

CLS Moderate Asset Allocation
Federated Aggressive Growth	$25,740,509	$14,647,520	$4,134,000	$18,020	$35,671,726
Goldman Sachs Concentrated Growth	—	49,011,670	1,979,405	34,870	43,390,219
Goldman Sachs Mid-Cap Growth	4,032,761	2,746,440	297,690	—	6,136,118
International Growth	86,624,760	55,801,398	9,337,000	460,618	120,383,613
International Value	43,668,228	2,355,000	44,059,569	—	—
Jennison Large-Cap Growth	12,359,346	18,543,186	1,328,643	—	26,933,696
Jennison Large-Cap Value	10,594,072	18,993,774	2,020,995	80,099	25,670,214
Large-Cap Value	62,132,018	57,095,164	8,374,980	1,089,770	101,630,250

B16

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
CLS Moderate Asset Allocation (continued)
Marsico Capital Growth	$48,703,645	$21,030,671	$27,222,524	$297,749	$38,710,199
MFS Growth	49,230,987	26,364,265	21,118,405	68,094	49,092,447
Mid-Cap Value	3,285,469	2,706,033	431,700	32,252	5,419,637
Money Market	114,105,659	112,591,436	107,209,000	20,101	123,255,929
Neuberger Berman Mid-Cap Growth	3,961,287	2,746,440	297,690	—	6,311,015
PIMCO Total Return Bond	206,253,648	93,575,530	9,431,500	10,076,937	293,734,568
Small-Cap Growth	26,071,775	14,550,573	4,299,000	86,073	36,069,633
T. Rowe Price Large-Cap Growth	12,496,320	15,156,041	1,328,643	—	24,061,841
Value	31,083,045	17,623,140	9,096,616	555,699	35,811,226
Western Asset Core Plus Bond	50,752,852	73,752,417	613,500	2,847,877	126,485,880

	$791,096,381	$599,290,698	$252,580,860	$15,668,159	$1,098,768,211

FI Pyramis® Asset Allocation
Federated Aggressive Growth	$6,806,164	$750,465	$7,740,281	$—	$—
Goldman Sachs Concentrated Growth	—	14,740,538	15,355,087	—	—
Goldman Sachs Mid-Cap Growth	3,721,780	738,588	4,512,223	—	—
International Growth	15,982,229	—	15,182,198	—	—
International Value	12,946,973	—	12,594,989	—	—
Jennison Large-Cap Growth	11,471,971	7,227,756	19,007,927	—	—
Jennison Large-Cap Value	6,683,867	13,855,073	21,918,029	—	—
Large-Cap Value	39,295,425	43,395,931	87,038,430	—	—
Marsico Capital Growth	45,012,758	7,829,948	52,997,504	—	—
MFS Growth	45,524,611	7,829,948	53,065,334	—	—
Mid-Cap Value	2,066,319	2,098,103	4,403,156	—	—
Money Market	35,318,178	18,221,282	53,539,460	4,406	—
Neuberger Berman Mid-Cap Growth	3,659,935	738,588	4,524,181	—	—
PIMCO Total Return Bond	28,097,196	10,144,456	38,896,747	—	—
Small-Cap Growth	6,804,469	750,465	7,563,981	—	—
Small-Cap Value	10,159,795	10,242,276	22,093,256	—	—
T. Rowe Price Large-Cap Growth	11,540,500	2,314,243	13,905,933	—	—
Value	19,634,647	14,437,245	35,400,392	—	—
Western Asset Core Plus Bond	6,925,166	9,434,147	16,502,251	—	—

	$311,651,983	$164,749,052	$486,241,359	$4,406	$—

Horizon Growth Asset Allocation
Federated Aggressive Growth	$8,511,637	$4,420,801	$4,731,588	$3,511	$8,109,359
Goldman Sachs Concentrated Growth	—	45,534,372	2,496,570	30,085	39,711,333
Goldman Sachs Mid-Cap Growth	3,900,148	2,400,392	320,242	—	5,647,440
International Growth	27,875,722	28,156,678	11,354,644	126,218	40,422,992
International Value	27,786,253	25,619,791	14,888,689	316,399	33,931,424
Jennison Large-Cap Growth	12,011,445	16,762,065	1,502,739	—	24,765,724
Jennison Large-Cap Value	11,702,139	23,523,124	3,852,397	97,087	28,615,125
Large-Cap Value	68,738,691	73,777,882	15,414,538	1,333,069	114,249,690
Marsico Capital Growth	47,097,101	18,738,194	26,316,445	266,730	35,832,529
MFS Growth	47,658,880	23,144,510	20,691,041	59,683	44,989,111
Mid-Cap Value	3,626,128	3,327,820	736,439	38,766	6,000,337
Money Market	33,850,924	7,204,472	23,977,370	4,880	22,030,402
Neuberger Berman Mid-Cap Growth	3,833,750	2,400,392	320,242	—	5,812,950
PIMCO Total Return Bond	113,519,822	38,729,628	27,564,345	4,481,489	126,662,707
Small-Cap Growth	8,574,893	4,402,305	4,763,588	17,015	8,256,326
Small-Cap Value	17,941,403	12,993,307	18,066,011	62,759	12,821,447
T. Rowe Price Large-Cap Growth	12,086,900	13,489,645	1,127,456	—	22,288,274
Value	34,390,045	17,333,948	10,777,052	626,228	36,435,234
Western Asset Core Plus Bond	28,205,521	29,488,284	4,496,582	1,264,718	54,471,443

	$511,311,402	$391,447,610	$193,397,978	$8,728,637	$671,053,847

B17

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Horizon Moderate Asset Allocation
Federated Aggressive Growth	$10,157,424	$4,778,700	$2,958,735	$5,250	$11,730,099
Goldman Sachs Concentrated Growth	—	39,213,900	795,936	27,351	35,558,633
Goldman Sachs Mid-Cap Growth	3,378,524	2,084,239	125,570	—	5,059,026
International Growth	38,823,558	28,687,955	6,449,181	173,420	55,295,460
International Value	39,350,366	23,277,735	6,449,181	434,721	50,081,985
Jennison Large-Cap Growth	10,408,763	14,465,251	552,638	—	22,182,014
Jennison Large-Cap Value	10,426,749	22,240,209	1,201,895	97,246	28,897,320
Large-Cap Value	61,221,433	70,554,118	4,821,272	1,329,576	114,885,444
Marsico Capital Growth	40,826,295	17,613,521	23,137,056	242,971	32,172,402
MFS Growth	41,297,303	20,437,084	16,916,962	54,436	40,427,303
Mid-Cap Value	3,230,931	3,214,688	237,796	38,448	5,998,885
Money Market	78,182,617	10,624,032	6,637,687	12,381	82,961,766
Neuberger Berman Mid-Cap Growth	3,320,780	2,084,239	125,570	—	5,205,313
PIMCO Total Return Bond	268,885,035	65,198,430	36,140,832	10,342,871	302,592,706
Small-Cap Growth	10,075,651	4,838,700	2,918,735	25,250	11,885,812
Small-Cap Value	21,542,834	12,464,934	6,433,437	128,978	26,907,085
T. Rowe Price Large-Cap Growth	10,481,319	11,801,161	431,919	—	19,995,395
Value	30,629,555	17,701,935	7,413,800	622,769	36,622,108
Western Asset Core Plus Bond	66,541,935	61,079,101	315,214	2,921,630	130,237,187

	$748,781,072	$432,359,932	$124,063,416	$16,457,298	$1,018,695,943

Preservation Asset Allocation
AllianceBernstein Growth & Income	$—	$2,000,000	$2,001,397	$—	$—
Federated Aggressive Growth	14,149,124	3,833,785	1,584,019	8,405	16,083,875
Goldman Sachs Concentrated Growth	—	138,290,057	511,841	109,760	127,925,429
Goldman Sachs Mid-Cap Growth	15,555,004	1,998,393	586,627	—	16,092,641
High Yield	68,170,374	105,558,854	2,580,683	7,661,480	168,589,889
International Growth	135,318,485	26,028,234	19,693,558	503,020	127,701,634
International Value	132,236,030	26,723,924	17,693,558	1,198,710	127,036,884
Jennison Large-Cap Growth	48,153,902	39,745,214	2,697,182	—	77,652,639
Jennison Large-Cap Value	41,119,474	33,272,446	2,227,741	222,089	67,543,030
Large-Cap Value	237,831,792	62,416,286	9,292,598	3,021,153	267,236,605
Marsico Capital Growth	189,918,443	31,105,389	101,018,632	905,581	109,322,859
MFS Growth	191,985,899	31,084,448	70,444,634	202,736	137,098,469
Mid-Cap Value	12,873,254	1,738,488	568,786	86,408	13,799,778
Money Market	23,184,657	133,739,003	7,054,150	1,222	149,869,511
Neuberger Berman Mid-Cap Growth	15,376,997	1,998,393	586,627	—	16,674,332
Parametric Emerging Markets Equity	32,336,649	19,715,532	5,547,903	200,750	44,970,267
PIMCO Total Return Bond	1,777,340,426	284,600,416	410,817,631	57,289,623	1,683,075,532
Small-Cap Growth	14,255,366	4,765,326	2,584,019	39,946	16,177,054
Small-Cap Value	27,228,131	7,793,642	4,038,038	142,881	30,000,149
T. Rowe Price Global Bond	28,766,883	387,545	20,043,377	313,926	8,891,890
T. Rowe Price Large-Cap Growth	48,189,408	36,184,269	3,957,015	—	73,560,545
T. Rowe Price Natural Resources	21,505,901	12,460,038	1,005,041	149,485	28,375,563
Value	119,854,173	31,565,010	35,583,232	1,729,289	104,412,493
Western Asset Core Plus Bond	445,378,162	296,668,681	31,693,872	16,300,183	728,498,631

	$3,640,728,534	$1,333,673,373	$753,812,161	$90,086,647	$4,140,589,699

B18

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

Written options transactions, during the six months ended June 30, 2010, were as follows:

	Academic Strategies		Advanced Strategies
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	140,290,000	$1,102,628	181,400,000	$1,746,290
Written options	105,670,000	1,158,515	293,100,000	1,164,812
Expired options	(130,310,000)	(1,070,445)	(177,080,000)	(1,664,056)
Closed options	(9,980,000)	(32,183)	(4,320,000)	(82,234)

Balance at end of period	105,670,000	$1,158,515	293,100,000	$1,164,812

	JPMorgan Strategic Opportunities
	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—
Written options	131,481,000	321,216
Expired options
Closed options	(110,708,000)	(258,982)

Balance at end of period	20,773,000	$62,234

6. Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006 each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provisions for income tax would be required in the Portfolios’ financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

B19

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

7. Line of Credit

The Portfolios (excluding Money Market Portfolio), along with other affiliated registered investment companies, are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Portfolios pay a commitment fee of 0.15% of the unused portion of the SCA. The expiration date of the SCA will be October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at June 30, 2010
Academic Strategies	$2,678,000	1.47%	2	—
Advanced Strategies	3,345,588	1.47%	17	—
Aggressive Asset Allocation	1,138,000	1.47%	3	—
AllianceBernstein Core Value	787,111	1.44%	9	—
AllianceBernstein Growth & Income	4,170,727	1.47%	11	—
American Century Income & Growth	124,500	1.47%	2	—
Balanced Asset Allocation	342,000	1.47%	1	—
Capital Growth Asset Allocation	15,953,600	1.47%	5	—
CLS Growth Asset Allocation	5,744,455	1.47%	11	—
CLS Moderate Asset Allocation	4,168,125	1.47%	8	—
FI Pyramis® Asset Allocation	2,084,938	1.43%	16	—
First Trust Balanced Target	8,549,364	1.47%	11	—
First Trust Capital Appreciation Target	17,344,774	1.44%	27	—
Goldman Sachs Concentrated Growth	8,765,364	1.47%	11	—
Goldman Sachs Mid-Cap Growth	2,127,146	1.44%	14	—
Horizon Growth Asset Allocation	5,660,545	1.47%	11	—
Horizon Moderate Asset Allocation	4,689,111	1.48%	9	—
International Growth	4,011,000	1.47%	4	—
International Value	11,850,631	1.41%	25	—
JPMorgan International Equity	1,514,500	1.47%	4	—
JPMorgan Strategic Opportunities	32,498,000	1.48%	3	—
Large-Cap Value	3,211,917	1.42%	12	—
Lord Abbett Bond-Debenture	8,481,568	1.43%	36	—
Marsico Capital Growth	10,337,250	1.44%	8	—
MFS Growth	5,076,000	1.48%	1	—
Mid-Cap Value	363,400	1.47%	5	—
Neuberger Berman/LSV Mid-Cap Value	1,111,500	1.46%	14	—
Parametric Emerging Markets Equity	4,245,455	1.47%	11	—
Small-Cap Growth	1,482,479	1.40%	28	—
Small-Cap Value	1,463,476	1.46%	21	—
T. Rowe Price Large-Cap Growth	2,327,877	1.47%	22	—
Value	3,515,250	1.39%	4	—

8. Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9. Ownership

As of June 30, 2010, more than 99% of each Portfolio was owned of record by Prudential Annuities Life Assurance Corporation (“PALAC”) on behalf of the owners of the variable insurance products issued by PALAC.

B20

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

10. Reorganization

On June 26, 2009, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the following portfolio for shares of the acquiring portfolio and the assumption of the liabilities of the portfolio. Shareholders approved the Plan at a meeting on October 29, 2009 and the reorganization took place on November 13, 2009.

The purpose of the transaction was to combine two portfolios sub-advised by the same subadviser with comparable investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on November 13, 2009:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value

AST Focus Four Portfolio	26,020,024	AST First Trust Capital Appreciation Target Portfolio	26,516,826	$222,150,938

For financial reporting purposes, assets received and shares issued by AST First Trust Capital Appreciation Target Portfolio were recorded at fair value; however, the cost basis of the investments received from AST Focus Four Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets

AST Focus Four Portfolio	$222,150,938	$17,800,085	AST First Trust Capital Appreciation Target Portfolio	$2,024,950,311

Assuming the acquisition had been completed on January 1, 2009, AST First Trust Capital Appreciation Target Portfolio’s results of operations for the year ended December 31, 2009 were as follows:

Net investment income	$28,911,946	(a)
Net realized and unrealized gain (loss) on investments	300,152,250	(b)

	$329,064,196

(a)	$26,976,217, as reported in Statement of Operations for the year ended December 31, 2009, plus $1,935,729 Net Investment Income from AST Focus Four Portfolio pre-merger.
(b)	$280,545,953 as reported in the Statement of Operations for the year ended December 31, 2009, plus $19,606,297 Net Realized and Unrealized Gain (Loss) on Investments from AST Focus Four Portfolio pre-merger.

Because both AST Focus Four Portfolio and AST First Trust Capital Appreciation Target Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of AST Focus Four Portfolio that have been included in AST First Trust Capital Appreciation Target Portfolio’s Statement of Operations since November 13, 2009.

On June 26, 2009, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the following portfolio for shares of the acquiring portfolio and the assumption of the liabilities of the portfolio. Shareholders approved the Plan at a meeting on October 22, 2009 and the reorganization took place on November 13, 2009.

The purpose of the transaction was to combine two portfolios sub-advised by the same subadviser with comparable investment objectives and policies.

B21

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

The acquisition was accomplished by a tax-free exchange of the following shares on November 13, 2009:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value

PSF SP Aggressive Growth Asset Allocation Portfolio	18,533,095	AST Aggressive Asset Allocation Portfolio	16,029,864	$129,438,740

For financial reporting purposes, assets received and shares issued by AST Aggressive Asset Allocation Portfolio were recorded at fair value; however, the cost basis of the investments received from PSF SP Aggressive Growth Asset Allocation Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets

PSF SP Aggressive Growth Asset Allocation Portfolio	$129,438,740	$(10,352,675)	AST Aggressive Asset Allocation Portfolio	$294,581,659

Assuming the acquisition had been completed on January 1, 2009, AST Aggressive Asset Allocation Portfolio’s results of operations for the year ended December 31, 2009 were as follows:

Net investment income	$4,010,359	(a)
Net realized and unrealized gain (loss) on investments	80,678,226	(b)

	$84,688,585

(a)	$2,076,026, as reported in Statement of Operations for the year ended December 31, 2009, plus $1,934,333 Net Investment Income from PSF SP Aggressive Growth Asset Allocation Portfolio pre-merger.
(b)	$54,698,890 as reported in the Statement of Operations for the year ended December 31, 2009, plus $25,979,336 Net Realized and Unrealized Gain (Loss) on Investments from PSF SP Aggressive Growth Asset Allocation Portfolio pre-merger.

Because both PSF SP Aggressive Growth Asset Allocation Portfolio and AST Aggressive Asset Allocation Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of PSF SP Aggressive Growth Asset Allocation Portfolio that have been included in AST Aggressive Asset Allocation Portfolio’s Statement of Operations since November 13, 2009.

On June 26, 2009, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the following portfolio for shares of the acquiring portfolio and the assumption of the liabilities of the portfolio. Shareholders approved the Plan at a meeting on October 22, 2009 and the reorganization took place on November 13, 2009.

The purpose of the transaction was to combine two portfolios sub-advised by the same subadviser with comparable investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on November 13, 2009:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value

PSF SP Balanced Asset Allocation Portfolio	99,966,885	AST Balanced Asset Allocation Portfolio	92,494,613	$915,783,082

For financial reporting purposes, assets received and shares issued by AST Balanced Asset Allocation Portfolio were recorded at fair value; however, the cost basis of the investments received from PSF SP Balanced Asset Allocation Portfolio was carried forward to reflect the tax-free status of the acquisition.

B22

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets

PSF SP Balanced Asset Allocation Portfolio	$915,783,082	$(36,198,030)	AST Balanced Asset Allocation Portfolio	$3,391,408,464

Assuming the acquisition had been completed on January 1, 2009, AST Balanced Asset Allocation Portfolio’s results of operations for the year ended December 31, 2009 were as follows:

Net investment income	$65,392,607	(a)
Net realized and unrealized gain (loss) on investments	601,692,566	(b)

	$667,085,173

(a)	$44,542,615, as reported in Statement of Operations for the year ended December 31, 2009, plus $20,849,992 Net Investment Income from PSF SP Balanced Asset Allocation Portfolio pre-merger.
(b)	$457,640,865 as reported in the Statement of Operations for the year ended December 31, 2009, plus $144,051,701 Net Realized and Unrealized Gain (Loss) on Investments from PSF SP Balanced Asset Allocation Portfolio pre-merger.

Because both PSF SP Balanced Asset Allocation Portfolio and AST Balanced Asset Allocation Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of PSF SP Balanced Asset Allocation Portfolio that have been included in AST Balanced Asset Allocation Portfolio’s Statement of Operations since November 13, 2009.

On June 26, 2009, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the following portfolios for shares of the acquiring portfolio and the assumption of the liabilities of the portfolios. Shareholders approved the Plan at a meeting on October 22, 2009 and the reorganization took place on November 20, 2009.

The purpose of the transactions was to combine portfolios sub-advised by the same subadviser with comparable investment objectives and policies.

The acquisitions were accomplished by a tax-free exchange of the following shares on November 20, 2009:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value

PSF SP Conservative Asset Allocation Portfolio	44,715,656	AST Preservation Asset Allocation Portfolio	42,633,921	$458,012,556

PSF Diversified Conservative Growth Portfolio	9,295,870	AST Preservation Asset Allocation Portfolio	8,845,791	$95,043,143

For financial reporting purposes, assets received and shares issued by AST Preservation Asset Allocation Portfolio were recorded at fair value; however, the cost basis of the investments received from PSF SP Conservative Asset Allocation Portfolio and PSF Diversified Conservative Growth Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets

PSF SP Conservative Asset Allocation Portfolio	$458,012,556	$(3,014,274)	AST Preservation Asset Allocation Portfolio	$2,996,656,651

PSF Diversified Conservative Growth Portfolio	$95,043,143	$147	AST Preservation Asset Allocation Portfolio	$2,996,656,651

B23

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST—(Continued)

(Unaudited)

Assuming the acquisitions had been completed on January 1, 2009, AST Preservation Asset Allocation Portfolio’s results of operations for the year ended December 31, 2009 were as follows:

Net investment income	$74,173,772	(a)
Net realized and unrealized gain (loss) on investments	438,331,714	(b)

	$512,505,486

(a)	$59,427,200, as reported in Statement of Operations for the year ended December 31, 2009, plus $11,817,075 Net Investment Income from PSF SP Conservative Asset Allocation Portfolio pre-merger and $2,469,497 Net Investment Income from PSF Diversified Conservative Growth Portfolio pre-merger, plus approximately $460,000 of pro forma eliminated expenses from PSF Diversified Conservative Growth Portfolio.
(b)	$356,337,657 as reported in the Statement of Operations for the year ended December 31, 2009, plus $62,951,660 Net Realized and Unrealized Gain (Loss) on Investments from PSF SP Conservative Asset Allocation Portfolio pre-merger, plus $19,042,397 Net Realized and Unrealized Gain (loss) on Investments from PSF Diversified Conservative Growth Portfolio pre-merger.

Because AST Preservation Asset Allocation Portfolio, PSF SP Conservative Asset Allocation Portfolio, and PSF Diversified Conservative Growth Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of PSF SP Conservative Asset Allocation Portfolio and PSF Diversified Conservative Growth Portfolio that have been included in AST Preservation Asset Allocation Portfolio’s Statement of Operations since November 20, 2009.

11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

B24

Financial Highlights

(Unaudited)

	AST Academic Strategies Asset Allocation Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,						December 5, 2005(f) through December 31, 2005
			2009(g)		2008(g)		2007(g)	2006(g)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.57		$7.89		$12.18		$11.18	$10.04	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.12		0.19		0.14	0.09	—	(e)
Net realized and unrealized gain (loss) on investments	(0.35)		1.77		(3.92)		0.93	1.05	0.04

Total from investment operations	(0.28)		1.89		(3.73)		1.07	1.14	0.04

Less Distributions:	(0.09)		(0.21)		(0.56)		(0.07)	—	—

Net Asset Value, end of period	$9.20		$9.57		$7.89		$12.18	$11.18	$10.04

Total Return(a)	(2.92)%		24.36%		(31.89)%		9.59%	11.35%	0.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,955.5		$4,712.0		$2,623.3		$5,135.0	$3,005.3	$216.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.71	%(d)(h)	0.75	%(h)	0.38	%(h)	0.16%	0.17%	0.20	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.80	%(d)(h)	0.82	%(h)	0.40	%(h)	0.16%	0.17%	0.58	%(d)
Net investment income (loss)	1.60	%(d)	1.44%		1.85%		1.15%	0.85%	(0.20	)%(d)
Portfolio turnover rate	43	%(c)	78%		158%		28%	22%	2	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Less than $0.005.
(f)	Commencement of operations.
(g)	Calculated based on average shares outstanding during the year.
(h)	Includes dividend expense and broker fees and expenses on short sales of 0.02% for the six months ended June 30, 2010, and 0.02% and 0.01% for the years ended December 31, 2009 and 2008, respectively.

	AST Advanced Strategies Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,					March 20, 2006(e) through December 31, 2006
			2009(g)	2008		2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.73		$7.96	$11.76		$10.80		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.07		0.17	0.28		0.17		0.09
Net realized and unrealized gain (loss) on investments	(0.35)		1.87	(3.67)		0.85		0.71

Total from investment operations	(0.28)		2.04	(3.39)		1.02		0.80

Less Distributions:	(0.12)		(0.27)	(0.41)		(0.06)		—

Net Asset Value, end of period	$9.33		$9.73	$7.96		$11.76		$10.80

Total Return(a)	(2.94)%		26.20%	(29.74)%		9.41%		8.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,182.6		$2,021.8	$950.8		$1,538.6		$651.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.98	%(d)	1.02%	1.05	%(f)	1.00	%(f)	1.09	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(d)	1.03%	1.05	%(f)	1.00	%(f)	1.09	%(d)
Net investment income	1.60	%(d)	1.97%	2.65%		2.55%		2.39	%(d)
Portfolio turnover rate	69	%(c)	222%	423%		310%		212	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Includes interest expense of 0.03% and 0.01% for the years ended December 31, 2008 and 2007, respectively.
(g)	Calculated based on average shares outstanding during the year.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Aggressive Asset Allocation Portfolio
	Six Months Ended June 30, 2010(g)		Year Ended December 31,				December 5, 2005(f) through December 31, 2005
			2009(g)	2008(g)	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.19		$6.47	$12.60	$11.55	$10.01	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.08	0.09	0.05	0.02	—	(e)
Net realized and unrealized gain (loss) on investments	(0.69)		1.74	(4.95)	1.09	1.52	0.01

Total from investment operations	(0.66)		1.82	(4.86)	1.14	1.54	0.01

Less Distributions:	(0.04)		(0.10)	(1.27)	(0.09)	—	—

Net Asset Value, end of period	$7.49		$8.19	$6.47	$12.60	$11.55	$10.01

Total Return(a)	(8.07)%		28.43%	(42.33)%	9.84%	15.38%	0.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$377.0		$443.6	$135.3	$573.2	$378.1	$36.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.19	%(d)	0.21%	0.20%	0.18%	0.20%	0.20	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.19	%(d)	0.21%	0.20%	0.18%	0.20%	2.41	%(d)
Net investment income (loss)	0.85	%(d)	0.95%	0.86%	0.48%	0.33%	(0.20	)%(d)
Portfolio turnover rate	28	%(c)	53%	77%	41%	35%	3	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Less than $0.005.
(f)	Commencement of operations.
(g)	Calculated based on average shares outstanding during the period.

	AST AllianceBernstein Core Value Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008(c)	2007(c)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.47		$6.30	$12.57	$13.95	$12.45	$12.25

Income (Loss) From Investment Operations:
Net investment income	0.05		0.11	0.24	0.27	0.19	0.18
Net realized and unrealized gain (loss) on investments	(0.54)		1.34	(4.97)	(0.77)	2.32	0.47

Total from investment operations	(0.49)		1.45	(4.73)	(0.50)	2.51	0.65

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.15)
Distributions from net realized gains	—		—	—	—	—	(0.30)
Distributions	(0.11)		(0.28)	(1.54)	(0.88)	(1.01)	—

Total dividends and distributions	(0.11)		(0.28)	(1.54)	(0.88)	(1.01)	(0.45)

Net Asset Value, end of period	$6.87		$7.47	$6.30	$12.57	$13.95	$12.45

Total Return(a)	(6.72)%		23.80%	(41.88)%	(3.56)%	21.34%	5.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$181.1		$190.3	$140.2	$386.3	$459.1	$290.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.88	%(e)	0.92%	0.91%	0.86%	0.89%	0.94%
Expenses Before Waivers and/or Expense Reimbursement	0.92	%(e)	0.95%	0.91%	0.86%	0.89%	0.94%
Net investment income	1.28	%(e)	1.83%	2.45%	1.91%	1.80%	1.43%
Portfolio turnover rate	39	%(d)	66%	23%	23%	23%	29%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST AllianceBernstein Growth & Income Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010(c)		2009(c)	2008(c)	2007(c)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.35		$12.44	$23.62	$23.50	$20.21	$19.52

Income (Loss) From Investment Operations:
Net investment income	0.06		0.17	0.27	0.31	0.27	0.19
Net realized and unrealized gain (loss) on investments	(1.18)		2.16	(9.11)	0.86	3.22	0.73

Total from investment operations	(1.12)		2.33	(8.84)	1.17	3.49	0.92

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.23)
Distributions	(0.23)		(0.42)	(2.34)	(1.05)	(0.20)	—

Total dividends and distributions	(0.23)		(0.42)	(2.34)	(1.05)	(0.20)	(0.23)

Net Asset Value, end of period	$13.00		$14.35	$12.44	$23.62	$23.50	$20.21

Total Return(a)	(7.88)%		19.19%	(40.69)%	4.99%	17.27%	4.77%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$731.3		$874.1	$1,092.3	$3,480.3	$3,005.9	$2,802.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.88	%(e)	0.88%	0.85%	0.83%	0.84%	0.85%
Expenses Before Waivers and/or Expense Reimbursement	0.88	%(e)	0.88%	0.85%	0.83%	0.86%	0.88%
Net investment income	0.84	%(e)	1.33%	1.44%	1.28%	1.22%	1.09%
Portfolio turnover rate	35	%(d)	143%	188%	82%	63%	70%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

	AST American Century Income & Growth Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009	2008		2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.32		$9.85	$15.39		$15.71	$13.68	$13.30

Income (Loss) From Investment Operations:
Net investment income	0.07		0.14	0.29		0.30	0.26	0.25
Net realized and unrealized gain (loss) on investments	(0.80)		1.57	(5.56)		(0.32)	2.02	0.35

Total from investment operations	(0.73)		1.71	(5.27)		(0.02)	2.28	0.60

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—	—	(0.22)
Distributions	(0.15)		(0.24)	(0.27)		(0.30)	(0.25)	—

Total dividends and distributions	(0.15)		(0.24)	(0.27)		(0.30)	(0.25)	(0.22)

Net Asset Value, end of period	$10.44		$11.32	$9.85		$15.39	$15.71	$13.68

Total Return(a)	(6.49)%		17.77%	(34.74)%		(0.11)%	16.86%	4.63%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$194.6		$207.2	$143.9		$307.2	$385.0	$393.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.92	%(e)	0.91%	0.88	%(c)	0.86%	0.90%	0.93%
Expenses Before Waivers and/or Expense Reimbursement	0.92	%(e)	0.94%	0.91	%(c)	0.86%	0.90%	0.93%
Net investment income	1.20	%(e)	1.76%	1.72%		1.29%	1.61%	1.64%
Portfolio turnover rate	38	%(d)	54%	61%		55%	63%	70%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes 0.01% of loan interest expense.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Balanced Asset Allocation Portfolio
	Six Months Ended June 30,		Year Ended December 31,				December 5, 2005(f) through December 31,
	2010(g)		2009(g)	2008(g)	2007(g)	2006(g)	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.98		$8.23	$12.06	$11.08	$10.04	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.17	0.21	0.17	0.09	—	(e)
Net realized and unrealized gain (loss) on investments	(0.38)		1.73	(3.56)	0.87	0.95	0.04

Total from investment operations	(0.28)		1.90	(3.35)	1.04	1.04	0.04

Less Distributions:	(0.09)		(0.15)	(0.48)	(0.06)	—	—

Net Asset Value, end of period	$9.61		$9.98	$8.23	$12.06	$11.08	$10.04

Total Return(a)	(2.85)%		23.30%	(28.76)%	9.36%	10.36%	0.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,060.3		$4,612.5	$1,344.7	$1,622.2	$785.2	$51.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.16	%(d)	0.17%	0.17%	0.17%	0.19%	0.20	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.16	%(d)	0.17%	0.17%	0.17%	0.19%	2.02	%(d)
Net investment income (loss)	1.95	%(d)	1.91%	1.98%	1.48%	0.90%	(0.20	)%(d)
Portfolio turnover rate	27	%(c)	34%	90%	32%	32%	2	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Less than $0.005.
(f)	Commencement of operations.
(g)	Calculated based on average shares outstanding during the period.

	AST Capital Growth Asset Allocation Portfolio
	Six Months Ended June 30,		Year Ended December 31,				December 5, 2005(f) through December 31,
	2010		2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.32		$7.59	$12.44	$11.36	$10.02	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.09	0.19	0.08	0.04	—	(e)
Net realized and unrealized gain (loss) on investments	(0.52)		1.81	(4.32)	1.06	1.30	0.02

Total from investment operations	(0.45)		1.90	(4.13)	1.14	1.34	0.02

Less Distributions:	(0.11)		(0.17)	(0.72)	(0.06)	—	—

Net Asset Value, end of period	$8.76		$9.32	$7.59	$12.44	$11.36	$10.02

Total Return(a)	(4.87)%		25.33%	(34.94)%	10.02%	13.37%	0.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,624.7		$5,833.3	$3,045.4	$6,815.7	$3,805.6	$245.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.16	%(d)	0.17%	0.16%	0.16%	0.17%	0.20	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.16	%(d)	0.17%	0.16%	0.16%	0.17%	0.54	%(d)
Net investment income (loss)	1.45	%(d)	1.72%	1.51%	0.93%	0.57%	(0.20	)%(d)
Portfolio turnover rate	34	%(c)	31%	74%	33%	21%	1	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Less than $0.005.
(f)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST CLS Growth Asset Allocation Portfolio
	Six Months Ended June 30,		Year Ended December 31,			November 19, 2007(e) through December 31,
	2010(f)		2009(f)	2008		2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.40		$7.44	$11.53		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.07		0.10	0.06		0.10
Net realized and unrealized gain (loss) on investments	(0.50)		1.90	(4.12)		1.43

Total from investment operations	(0.43)		2.00	(4.06)		1.53

Less Distributions:	(0.03)		(0.04)	(0.03)		—

Net Asset Value, end of period	$8.94		$9.40	$7.44		$11.53

Total Return(a)	(4.56)%		27.02%	(35.30)%		15.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$829.2		$603.7	$73.3		$13.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.24	%(d)	0.31%	0.41	%(g)	0.53	%(d)(g)
Expenses Before Waivers and/or Expense Reimbursement	0.32	%(d)	0.36%	0.50	%(g)	5.73	%(d)(g)
Net investment income	1.45	%(d)	1.11%	1.57%		7.84	%(d)
Portfolio turnover rate	42	%(c)	48%	219%		80	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.
(g)	Includes loan interest of 0.01% and 0.13% for the year ended December 31, 2008 and the period from November 19, 2007 through December 31, 2007, respectively.

	AST CLS Moderate Asset Allocation Portfolio
	Six Months Ended June 30,		Year Ended December 31,			November 19, 2007(e) through December 31,
	2010(f)		2009(f)	2008(f)		2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.95		$7.28	$10.06		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.08		0.13	0.01		0.11
Net realized and unrealized gain (loss) on investments	(0.31)		1.57	(2.78)		(0.05)

Total from investment operations	(0.23)		1.70	(2.77)		0.06

Less Distributions:	(0.05)		(0.03)	(0.01)		—

Net Asset Value, end of period	$8.67		$8.95	$7.28		$10.06

Total Return(a)	(2.58)%		23.39%	(27.56)%		0.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,212.3		$877.4	$141.0		$7.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.23	%(d)	0.27%	0.41	%(g)	0.40	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.32	%(d)	0.33%	0.46%		8.31	%(d)
Net investment income	1.74	%(d)	1.61%	1.53%		9.31	%(d)
Portfolio turnover rate	28	%(c)	44%	178%		19	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.
(g)	Includes 0.01% of loan interest expense.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST Federated Aggressive Growth Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010(c)		2009(c)	2008(c)	2007(c)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.99		$5.28	$11.55	$11.49	$10.46	$10.41

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		— (d)	0.01	(0.01)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.05)		1.72	(4.40)	1.28	1.39	0.90

Total from investment operations	(0.06)		1.72	(4.39)	1.27	1.34	0.86

Less Dividends and Distributions:
Distributions from net realized gains	—		—	—	—	—	(0.81)
Distributions	—	(d)	(0.01)	(1.88)	(1.21)	(0.31)	—

Total dividends and distributions	—	(d)	(0.01)	(1.88)	(1.21)	(0.31)	(0.81)

Net Asset Value, end of period	$6.93		$6.99	$5.28	$11.55	$11.49	$10.46

Total Return(a)	(0.81)%		32.66%	(44.04)%	11.12%	12.91%	9.44%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$426.9		$415.5	$213.5	$743.6	$643.9	$554.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement .	1.11	%(f)	1.14%	1.14%	1.06%	1.09%	1.12%
Expenses Before Waivers and/or Expense Reimbursement	1.11	%(f)	1.14%	1.14%	1.06%	1.09%	1.12%
Net investment income (loss)	(0.30	)%(f)	0.08%	0.12%	(0.07)%	(0.43)%	(0.66)%
Portfolio turnover rate	38	%(e)	94%	109%	115%	58%	39%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Less than $0.005 per share.
(e)	Not annualized.
(f)	Annualized.

	AST FI Pyramis® Asset Allocation Portfolio
	Six Months Ended June 30,		Year Ended December 31,			November 19, 2007(e) through December 31,
	2010		2009(f)	2008(f)		2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.80		$7.29	$10.03		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.01		0.08	0.12		0.08
Net realized and unrealized gain (loss) on investments	(0.49)		1.46	(2.85)		(0.05)

Total from investment operations	(0.48)		1.54	(2.73)		0.03

Less Distributions:	(0.04)		(0.03)	(0.01)		—

Net Asset Value, end of period	$8.28		$8.80	$7.29		$10.03

Total Return(a)	(5.51)%		21.23%	(27.27)%		0.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$386.8		$346.4	$57.8		$5.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.85	%(d)(h)	0.37%	0.41	%(g)	0.40	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.86	%(d)(h)	0.38%	0.59	%(g)	13.22	%(d)
Net investment income	0.41	%(d)(h)	0.96%	1.38%		7.12	%(d)
Portfolio turnover rate	270	%(c)	190%	347%		97	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the year.
(g)	Includes loan interest expense of 0.01%.
(h)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.10% for the six months ended June 30, 2010.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	AST First Trust Balanced Target Portfolio
	Six Months Ended June 30,		Year Ended December 31,			March 20, 2006(e) through December 31,
	2010(f)		2009(f)	2008(f)	2007(f)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.69		$7.33	$11.59	$10.72	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.13		0.24	0.35	0.31	0.23
Net realized and unrealized gain (loss) on investments	(0.38)		1.45	(4.24)	0.61	0.49

Total from investment operations	(0.25)		1.69	(3.89)	0.92	0.72

Less Distributions:	(0.15)		(0.33)	(0.37)	(0.05)	—

Net Asset Value, end of period	$8.29		$8.69	$7.33	$11.59	$10.72

Total Return(a)	(2.86)%		23.85%	(34.49)%	8.56%	7.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,846.9		$1,671.8	$690.4	$1,339.8	$525.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.96	%(d)	0.98%	0.98%	0.96%	1.06	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.97	%(d)	0.99%	0.98%	0.96%	1.06	%(d)
Net investment income	2.91	%(d)	3.08%	3.58%	2.70%	2.87	%(d)
Portfolio turnover rate	62	%(c)	49%	119%	38%	5	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.

	AST First Trust Capital Appreciation Target Portfolio
	Six Months Ended June 30,		Year Ended December 31,			March 20, 2006(e) through December 31,
	2010		2009(f)	2008	2007(f)	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.42		$6.86	$11.80	$10.62	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.07		0.15	0.24	0.19	0.06
Net realized and unrealized gain (loss) on investments	(0.51)		1.60	(4.96)	1.02	0.56

Total from investment operations	(0.44)		1.75	(4.72)	1.21	0.62

Less Distributions:	(0.09)		(0.19)	(0.22)	(0.03)	—

Net Asset Value, end of period	$7.89		$8.42	$6.86	$11.80	$10.62

Total Return(a)	(5.24)%		25.98%	(40.71)%	11.42%	6.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,393.7		$2,419.5	$788.0	$1,676.8	$577.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.95	%(d)	0.97%	0.98%	0.96%	1.04	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.97	%(d)	0.98%	0.98%	0.96%	1.04	%(d)
Net investment income	1.79	%(d)	2.00%	2.08%	1.68%	1.71	%(d)
Portfolio turnover rate	86	%(c)	58%	134%	47%	6	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the year.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	AST Goldman Sachs Concentrated Growth Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010(f)		2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.83		$16.62	$27.86	$24.44	$22.22	$21.62

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		0.07	(0.02)	0.03	(0.01)	— (c)
Net realized and unrealized gain (loss) on investments	(2.43)		8.14	(11.18)	3.39	2.23	0.71

Total from investment operations	(2.41)		8.21	(11.20)	3.42	2.22	0.71

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.11)
Distributions	(0.02)		—	(0.04)	—	—	—

Total dividends and distributions	(0.02)		—	(0.04)	—	—	(0.11)

Net Asset Value, end of period	$22.40		$24.83	$16.62	$27.86	$24.44	$22.22

Total Return(a)	(9.71)%		49.40%	(40.27)%	13.99%	9.99%	3.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,359.2		$424.3	$260.5	$590.4	$644.7	$755.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.01	%(e)	1.05%	0.93%	0.86%	0.92%	0.97%
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(e)	1.05%	1.02%	1.00%	1.03%	1.06%
Net investment income (loss)	0.19	%(e)	0.35%	(0.07)%	0.11%	(0.04)%	(0.01)%
Portfolio turnover rate	19	%(d)	65%	53%	46%	39%	40%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Calculated based on average shares outstanding during the period.

	AST Goldman Sachs Mid-Cap Growth Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010(c)		2009(c)	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.54		$2.89	$5.86	$4.91	$4.62	$4.41

Income (Loss) From Investment Operations:
Net investment loss	(0.01)		(0.02)	(0.04)	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.21)		1.67	(1.94)	0.98	0.32	0.23

Total from investment operations	(0.22)		1.65	(1.98)	0.95	0.29	0.21

Less Distributions:	—		—	(0.99)	—	—	—

Net Asset Value, end of period	$4.32		$4.54	$2.89	$5.86	$4.91	$4.62

Total Return(a)	(4.85)%		57.09%	(40.79)%	19.35%	6.28%	4.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$420.5		$439.8	$107.7	$324.1	$316.3	$394.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.13	%(e)	1.18%	1.16%	1.12%	1.12%	1.12%
Expenses Before Waivers and/or Expense Reimbursement	1.13	%(e)	1.18%	1.16%	1.12%	1.15%	1.18%
Net investment loss	(0.50	)%(e)	(0.48)%	(0.15)%	(0.38)%	(0.54)%	(0.62)%
Portfolio turnover rate	40	%(d)	71%	96%	81%	67%	71%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	AST Goldman Sachs Small-Cap Value Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010(c)		2009(c)	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.28		$6.62	$11.72	$18.18	$18.53	$21.45

Income (Loss) From Investment Operations:
Net investment income	0.03		0.07	0.12	0.17	0.09	0.09
Net realized and unrealized gain (loss) on investments	(0.03)		1.69	(2.47)	(1.18)	2.83	0.64

Total from investment operations	—		1.76	(2.35)	(1.01)	2.92	0.73

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.07)
Distributions from net realized gains	—		—	—	—	—	(3.58)
Distributions	(0.05)		(0.10)	(2.75)	(5.45)	(3.27)	—

Total dividends and distributions	(0.05)		(0.10)	(2.75)	(5.45)	(3.27)	(3.65)

Net Asset Value, end of period	$8.23		$8.28	$6.62	$11.72	$18.18	$18.53

Total Return(a)	(0.07)%		26.85%	(26.64)%	(5.12)%	17.24%	4.98%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$168.7		$142.9	$85.4	$149.0	$226.2	$258.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.13	%(e)	1.19%	1.15%	1.08%	1.13%	1.17%
Expenses Before Waivers and/or Expense Reimbursement	1.13	%(e)	1.19%	1.15%	1.08%	1.13%	1.17%
Net investment income	0.65	%(e)	0.94%	1.09%	0.88%	0.46%	0.45%
Portfolio turnover rate	43	%(d)	57%	67%	48%	59%	48%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

	AST Horizon Growth Asset Allocation Portfolio
	Six Months Ended June 30,		Year Ended December 31,			November 19, 2007(e) through December 31,
	2010(f)		2009(f)	2008		2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.92		$7.07	$10.21		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.07		0.08	0.04		0.10
Net realized and unrealized gain (loss) on investments	(0.43)		1.80	(3.17)		0.11

Total from investment operations	(0.36)		1.88	(3.13)		0.21

Less Distributions:	(0.03)		(0.03)	(0.01)		—

Net Asset Value, end of period	$8.53		$8.92	$7.07		$10.21

Total Return(a)	(4.07)%		26.67%	(30.70)%		2.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$709.4		$552.0	$54.5		$4.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.29	%(d)	0.35%	0.41	%(g)	0.40	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.32	%(d)	0.36%	0.65	%(g)	15.01	%(d)
Net investment income	1.59	%(d)	0.98%	1.90%		8.82	%(d)
Portfolio turnover rate	34	%(c)	40%	204%		20	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.
(g)	Includes loan interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(Unaudited)

	AST Horizon Moderate Asset Allocation Portfolio
	Six Months Ended June 30,		Year Ended December 31,			November 19, 2007(e) through December 31,
	2010(f)		2009(f)	2008(f)		2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.50		$7.72	$10.20		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.09		0.13	0.14		0.15
Net realized and unrealized gain (loss) on investments	(0.28)		1.67	(2.61)		0.05

Total from investment operations	(0.19)		1.80	(2.47)		0.20

Less Distributions:	(0.05)		(0.02)	(0.01)		—

Net Asset Value, end of period	$9.26		$9.50	$7.72		$10.20

Total Return(a)	(2.05)%		23.38%	(24.27)%		2.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,099.1		$804.1	$100.1		$2.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.27	%(d)	0.32%	0.41	%(g)	0.40	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.32	%(d)	0.34%	0.58	%(g)	27.13	%(d)
Net investment income	1.97	%(d)	1.41%	1.60%		12.80	%(d)
Portfolio turnover rate	18	%(c)	31%	145%		5	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.
(g)	Includes loan interest expense of 0.01%.

	AST International Growth Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009(c)	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.11		$7.61	$18.26	$16.55	$13.85	$12.01

Income (Loss) From Investment Operations:
Net investment income	0.08		0.05	0.19	0.18	0.08	0.07
Net realized and unrealized gain (loss) on investments	(1.12)		2.61	(8.15)	2.95	2.80	1.90

Total from investment operations	(1.04)		2.66	(7.96)	3.13	2.88	1.97

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.13)
Distributions	(0.04)		(0.16)	(2.69)	(1.42)	(0.18)	—

Total dividends and distributions	(0.04)		(0.16)	(2.69)	(1.42)	(0.18)	(0.13)

Net Asset Value, end of period	$9.03		$10.11	$7.61	$18.26	$16.55	$13.85

Total Return(a)	(10.33)%		35.29%	(50.23)%	19.05%	20.97%	16.56%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,029.1		$2,138.5	$1,003.9	$2,773.4	$2,280.5	$1,811.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.12	%(e)	1.12%	1.16%	1.11%	1.10%	1.08%
Expenses Before Waivers and/or Expense Reimbursement	1.14	%(e)	1.13%	1.16%	1.11%	1.15%	1.18%
Net investment income	1.59	%(e)	0.57%	1.30%	0.97%	0.55%	0.48%
Portfolio turnover rate	92	%(d)	80%	102%	85%	111%	82%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(Unaudited)

	AST International Value Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009(c)	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.25		$11.19	$21.99	$18.84	$14.92	$13.31

Income (Loss) From Investment Operations:
Net investment income	0.18		0.17	0.47	0.30	0.16	0.23
Net realized and unrealized gain (loss) on investments	(1.62)		3.19	(9.47)	3.05	3.91	1.57

Total from investment operations	(1.44)		3.36	(9.00)	3.35	4.07	1.80

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.19)
Distributions	(0.12)		(0.30)	(1.80)	(0.20)	(0.15)	—

Total dividends and distributions	(0.12)		(0.30)	(1.80)	(0.20)	(0.15)	(0.19)

Net Asset Value, end of period	$12.69		$14.25	$11.19	$21.99	$18.84	$14.92

Total Return(a)	(10.10)%		30.50%	(44.00)%	17.81%	27.45%	13.71%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,428.0		$1,587.2	$657.5	$1,536.3	$1,038.6	$258.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.13	%(e)	1.13%	1.16%	1.12%	1.13%	1.13%
Expenses Before Waivers and/or Expense Reimbursement	1.14	%(e)	1.14%	1.16%	1.12%	1.13%	1.26%
Net investment income	2.64	%(e)	1.35%	2.20%	1.70%	2.03%	2.11%
Portfolio turnover rate	16	%(d)	40%	50%	46%	108%	30%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

	AST Jennison Large-Cap Growth Portfolio
	Six Months Ended June 30, 2010		September 25, 2009(a) through December 31, 2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.87		$10.00

Income (Loss) From Investment Operations:
Net investment loss	—	(b)	—	(b)
Net realized and unrealized gain (loss) on investments	(1.15)		0.87

Total from investment operations	(1.15)		0.87

Net Asset Value, end of period	$9.72		$10.87

Total Return(c)	(10.58)%		8.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$634.5		$419.9
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursement	1.02	%(e)	1.05	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(e)	1.08	%(e)
Net investment loss	(0.04	)%(e)	(0.10	)%(e)
Portfolio turnover rate	31	%(f)	23	%(f)

(a)	Commencement of operations.
(b)	Less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(e)	Annualized.
(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(Unaudited)

	AST Jennison Large-Cap Value Portfolio
	Six Months Ended June 30, 2010		September 25, 2009(a) through December 31, 2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.55		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.03		0.01
Net realized and unrealized gain (loss) on investments	(0.74)		0.54

Total from investment operations	(0.71)		0.55

Less Distributions:	(0.03)		—

Net Asset Value, end of period	$9.81		10.55

Total Return(b):	(6.72)%		5.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$590.2		$358.6
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	0.87	%(d)	0.88	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.87	%(d)	0.94	%(d)
Net investment income	0.59	%(d)	0.26	%(d)
Portfolio turnover rate	25	%(e)	13	%(e)

(a)	Commencement of operations.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(d)	Annualized.
(e)	Not annualized.

	AST JPMorgan International Equity Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009(c)	2008(c)		2007(c)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.59		$15.07	$26.28		$24.37	$20.10	$18.31

Income (Loss) From Investment Operations:
Net investment income	0.23		0.27	0.59		0.39	0.36	0.24
Net realized and unrealized gain (loss) on investments	(2.98)		4.98	(11.25)		1.92	4.18	1.75

Total from investment operations	(2.75)		5.25	(10.66)		2.31	4.54	1.99

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—	—	(0.20)
Distributions	(0.22)		(0.73)	(0.55)		(0.40)	(0.27)	—

Total dividends and distributions	(0.22)		(0.73)	(0.55)		(0.40)	(0.27)	(0.20)

Net Asset Value, end of period	$16.62		$19.59	$15.07		$26.28	$24.37	$20.10

Total Return(a)	(14.08)%		35.79%	(41.34)%		9.49%	22.79%	11.01%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$262.9		$299.9	$168.1		$498.0	$524.2	$469.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.05	%(f)	1.04%	1.02	%(d)	1.00%	1.02%	1.07%
Expenses Before Waivers and/or Expense Reimbursement	1.05	%(f)	1.08%	1.07	%(d)	1.00%	1.03%	1.07%
Net investment income	2.44	%(f)	1.60%	2.71%		1.50%	1.54%	1.41%
Portfolio turnover rate	14	%(e)	9%	18%		16%	16%	7%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	Includes loan interest expense of 0.01%.
(e)	Not annualized.
(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(Unaudited)

	AST JPMorgan Strategic Opportunities Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009	2008	2007(c)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.15		$10.86	$13.77	$13.57	$12.56	$12.16

Income (Loss) From Investment Operations:
Net investment income	0.05		0.02	0.10	0.12	0.25	0.24
Net realized and unrealized gain (loss) on investments	(0.47)		2.26	(2.41)	0.19	1.09	0.56

Total from investment operations	(0.42)		2.28	(2.31)	0.31	1.34	0.80

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.40)
Distributions	(0.05)		(0.99)	(0.60)	(0.11)	(0.33)	—

Total dividends and distributions	(0.05)		(0.99)	(0.60)	(0.11)	(0.33)	(0.40)

Net Asset Value, end of period	$11.68		$12.15	$10.86	$13.77	$13.57	$12.56

Total Return(a)	(3.43)%		22.02%	(17.68)%	2.24%	11.14%	6.94%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,586.7		$1,710.7	$811.6	$437.1	$186.2	$202.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.20	%(e)(f)	1.13%	1.14%	0.94%	0.19%	0.16%
Expenses Before Waivers and/or Expense Reimbursement	1.21	%(e)(f)	1.14%	1.14%	0.94%	0.19%	0.16%
Net investment income	0.81	%(e)	0.60%	1.33%	0.86%	1.70%	1.72%
Portfolio turnover rate	166	%(d)	75%	99%	169%	27%	81%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	Not annualized.
(e)	Annualized.
(f)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.07% for the six months ended June 30, 2010.

	AST Large-Cap Value Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010(c)		2009(c)	2008(c)		2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.90		$10.26	$18.77		$20.16	$17.57	$16.66

Income (Loss) From Investment Operations:
Net investment income	0.08		0.18	0.35		0.34	0.18	0.21
Net realized and unrealized gain (loss) on investments	(0.88)		1.76	(7.75)		(0.94)	2.99	0.85

Total from investment operations	(0.80)		1.94	(7.40)		(0.60)	3.17	1.06

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—	—	(0.15)
Distributions	(0.13)		(0.30)	(1.11)		(0.79)	(0.58)	—

Total dividends and distributions	(0.13)		(0.30)	(1.11)		(0.79)	(0.58)	(0.15)

Net Asset Value, end of period	$10.97		$11.90	$10.26		$18.77	$20.16	$17.57

Total Return(a)	(6.81)%		19.44%	(41.49)%		(2.99)%	18.46%	6.46%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,799.6		$2,676.3	$1,508.8		$2,137.4	$2,151.3	$785.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.85	%(f)	0.85%	0.85	%(d)	0.83%	0.86%	0.88%
Expenses Before Waivers and/or Expense Reimbursement	0.87	%(f)	0.88%	0.85	%(d)	0.83%	0.86%	0.91%
Net investment income	1.31	%(f)	1.69%	2.39%		1.78%	1.74%	1.41%
Portfolio turnover rate	24	%(e)	104%	125%		78%	94%	92%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Includes loan interest and merger cost of 0.01%.
(e)	Not annualized.
(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

Financial Highlights

(Unaudited)

	AST Lord Abbett Bond-Debenture Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010(c)		2009	2008(c)	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.87		$7.92	$11.59	$11.67	$11.33	$11.83

Income (Loss) From Investment Operations:
Net investment income	0.32		0.49	0.72	0.84	0.71	0.43
Net realized and unrealized gain (loss) on investments	(0.04)		2.16	(3.13)	(0.13)	0.35	(0.31)

Total from investment operations	0.28		2.65	(2.41)	0.71	1.06	0.12

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.49)
Distributions from net realized gains	—		—	—	—	—	(0.13)
Distributions	(0.69)		(0.70)	(1.26)	(0.79)	(0.72)	—

Total dividends and distributions	(0.69)		(0.70)	(1.26)	(0.79)	(0.72)	(0.62)

Net Asset Value, end of period	$9.46		$9.87	$7.92	$11.59	$11.67	$11.33

Total Return(a)	2.87%		34.77%	(23.35)%	6.09%	9.80%	1.16%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$341.2		$441.2	$278.0	$513.5	$594.7	$668.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.96	%(e)(f)	0.96%	0.93%	0.89%	0.89%	0.91%
Expenses Before Waivers and/or Expense Reimbursement	0.96	%(e)(f)	0.96%	0.95%	0.91%	0.94%	0.97%
Net investment income	6.35	%(e)	6.74%	6.93%	5.73%	5.52%	5.10%
Portfolio turnover rate	24	%(d)	48%	30%	49%	43%	46%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.
(f)	Includes interest expense of 0.01%.

	AST Marsico Capital Growth Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010(c)		2009(c)	2008(c)	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.27		$12.65	$23.47	$20.45	$19.08	$17.86

Income (Loss) From Investment Operations:
Net investment income	0.02		0.10	0.09	0.07	0.05	0.01
Net realized and unrealized gain (loss) on investments	(1.28)		3.64	(9.99)	2.99	1.33	1.21

Total from investment operations	(1.26)		3.74	(9.90)	3.06	1.38	1.22

Less Distributions:	(0.12)		(0.12)	(0.92)	(0.04)	(0.01)	—

Net Asset Value, end of period	$14.89		$16.27	$12.65	$23.47	$20.45	$19.08

Total Return(a)	(7.80)%		29.76%	(43.66)%	14.97%	7.24%	6.83%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,935.9		$2,887.7	$1,785.1	$5,544.5	$4,194.2	$3,296.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(e)	1.00%	1.00%	0.98%	1.00%	1.00%
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(e)	1.02%	1.00%	0.98%	1.01%	1.03%
Net investment income	0.19	%(e)	0.74%	0.48%	0.36%	0.26%	0.07%
Portfolio turnover rate	35	%(d)	70%	63%	52%	58%	66%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C14

Financial Highlights

(Unaudited)

	AST MFS Growth Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009(d)	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.55		$6.88	$10.84	$9.42	$8.59	$8.08

Income (Loss) From Investment Operations:
Net investment income	0.01		0.01	0.02	0.02	—	—
Net realized and unrealized gain (loss) on investments	(0.75)		1.67	(3.96)	1.40	0.83	0.51

Total from investment operations	(0.74)		1.68	(3.94)	1.42	0.83	0.51

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	— (c)
Distributions	(0.01)		(0.01)	(0.02)	— (c)	—	—

Total dividends and distributions	(0.01)		(0.01)	(0.02)	— (c)	—	— (c)

Net Asset Value, end of period	$7.80		$8.55	$6.88	$10.84	$9.42	$8.59

Total Return(a)	(8.65)%		24.49%	(36.39)%	15.11%	9.66%	6.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,365.0		$1,938.4	$575.5	$406.9	$450.4	$557.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(e)	1.02%	1.04%	1.02%	1.02%	1.05%
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(e)	1.03%	1.04%	1.02%	1.03%	1.08%
Net investment income	0.16	%(e)	0.18%	0.39%	0.21%	0.03%	0.00%
Portfolio turnover rate	128	%(d)	384%	505%	241%	210%	200%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Less than $0.005 per share.
(d)	Calculated based on average shares outstanding during the year.
(e)	Not annualized.
(f)	Annualized.

	AST Mid-Cap Value Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010(c)		2009(c)	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.71		$7.12	$12.06	$12.10	$12.63	$12.03

Income (Loss) From Investment Operations:
Net investment income	0.03		0.08	0.16	0.09	0.07	0.07
Net realized and unrealized gain (loss) on investments	(0.08)		2.66	(4.55)	0.24	1.59	0.58

Total from investment operations	(0.05)		2.74	(4.39)	0.33	1.66	0.65

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.05)
Distributions	(0.06)		(0.15)	(0.55)	(0.37)	(2.19)	—

Total dividends and distributions	(0.06)		(0.15)	(0.55)	(0.37)	(2.19)	(0.05)

Net Asset Value, end of period	$9.60		$9.71	$7.12	$12.06	$12.10	$12.63

Total Return(a)	(0.53)%		38.89%	(38.12)%	2.75%	14.24%	5.43%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$285.8		$261.3	$131.3	$219.4	$151.5	$161.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.10	%(e)	1.14%	1.12%	1.09%	1.16%	1.17%
Expenses Before Waivers and/or Expense Reimbursement	1.10	%(e)	1.14%	1.12%	1.09%	1.16%	1.17%
Net investment income	0.52	%(e)	1.02%	1.64%	0.90%	0.52%	0.45%
Portfolio turnover rate	13	%(d)	30%	60%	27%	26%	109%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C15

Financial Highlights

(Unaudited)

	AST Money Market Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income	—	(b)	— (b)	0.02	0.05	0.04	—	(b)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—	(b)
Distributions from net realized gains	—		—	—	—	—	—	(b)
Distributions	—	(b)	— (b)	(0.02)	(0.05)	(0.04)	—

Total dividends and distributions	—	(b)	— (b)	(0.02)	(0.05)	(0.04)	—	(b)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(a)	0.02%		0.25%	2.51%	4.90%	4.57%	2.73%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,767.7		$2,821.0	$2,906.4	$1,969.2	$1,692.1	$1,639.6
Ratios to average net assets:
Expenses After Waivers and/or Expense Reimbursement	0.25	%(c)	0.45%	0.56%	0.56%	0.57%	0.58%
Expenses Before Waivers and/or Expense Reimbursement	0.62	%(c)	0.62%	0.59%	0.59%	0.61%	0.63%
Net investment income	0.03	%(c)	0.24%	2.44%	4.79%	4.53%	2.69%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Less than $0.005 per share.
(c)	Annualized.

	AST Neuberger Berman Mid-Cap Growth Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.60		$12.79	$22.51	$18.42	$16.15	$14.23

Income (Loss) From Investment Operations:
Net investment loss	(0.05)		(0.02)	(0.16)	(0.05)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	0.03		3.83	(9.56)	4.14	2.32	1.97

Total from investment operations	(0.02)		3.81	(9.72)	4.09	2.27	1.92

Net Asset Value, end of period	$16.58		$16.60	$12.79	$22.51	$18.42	$16.15

Total Return(a)	(0.12)%		29.79%	(43.18)%	22.20%	14.06%	13.49%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$453.7		$458.2	$318.6	$869.7	$659.0	$718.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(d)	1.05%	1.03%	1.00%	1.01%	1.04%
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(d)	1.05%	1.03%	1.00%	1.04%	1.08%
Net investment loss	(0.53	)%(d)	(0.33)%	(0.46)%	(0.27)%	(0.28)%	(0.58)%
Portfolio turnover rate	30	%(c)	73%	62%	70%	33%	105%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C16

Financial Highlights

(Unaudited)

	AST Neuberger Berman Small-Cap Growth Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009	2008	2007(c)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.55		$6.16	$10.72	$9.03	$8.38	$8.35

Income (Loss) From Investment Operations:
Net investment loss	(0.04)		(0.03)	(0.11)	(0.06)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.38)		1.42	(4.45)	1.75	0.69	0.09

Total from investment operations	(0.42)		1.39	(4.56)	1.69	0.65	0.03

Net Asset Value, end of period	$7.13		$7.55	$6.16	$10.72	$9.03	$8.38

Total Return(a)	(5.56)%		22.56%	(42.54)%	18.72%	7.76%	0.36%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$102.9		$109.4	$83.4	$208.9	$214.4	$256.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.16	%(e)	1.20%	1.14%	1.07%	1.07%	1.07%
Expenses Before Waivers and/or Expense Reimbursement	1.16	%(e)	1.20%	1.14%	1.07%	1.11%	1.15%
Net investment loss	(0.89	)%(e)	(0.76)%	(0.52)%	(0.65)%	(0.37)%	(0.62)%
Portfolio turnover rate	136	%(d)	265%	213%	241%	199%	150%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	Not annualized.
(e)	Annualized.

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010(c)		2009	2008(c)	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.42		$9.01	$16.88	$19.37	$20.45	$21.30

Income (Loss) From Investment Operations:
Net investment income	0.04		0.16	0.16	0.23	0.13	0.10
Net realized and unrealized gain (loss) on investments	(0.41)		3.46	(6.79)	0.35	1.92	2.08

Total from investment operations	(0.37)		3.62	(6.63)	0.58	2.05	2.18

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.03)
Distributions from net realized gains	—		—	—	—	—	(3.00)
Distributions	(0.16)		(0.21)	(1.24)	(3.07)	(3.13)	—

Total dividends and distributions	(0.16)		(0.21)	(1.24)	(3.07)	(3.13)	(3.03)

Net Asset Value, end of period	$11.89		$12.42	$9.01	$16.88	$19.37	$20.45

Total Return(a)	(3.06)%		40.80%	(42.32)%	3.17%	10.75%	12.05%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$412.3		$451.2	$333.3	$1,001.8	$1,229.5	$1,479.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(e)	1.05%	1.03%	0.99%	1.00%	1.01%
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(e)	1.05%	1.03%	0.99%	1.00%	1.03%
Net investment income	0.68	%(e)	1.51%	1.13%	1.00%	0.59%	0.52%
Portfolio turnover rate	20	%(d)	39%	98%	71%	61%	103%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C17

Financial Highlights

(Unaudited)

	AST Parametric Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2010(f)		Year Ended December 31, 2009(f)	May 1, 2008(e) through December 31, 2008(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.14		$4.92	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.08		0.07	0.06
Net realized and unrealized gain (loss) on investments	(0.35)		3.18	(5.14)

Total from investment operations	(0.27)		3.25	(5.08)

Less Distributions:	(0.04)		(0.03)	—

Net Asset Value, end of period	$7.83		$8.14	$4.92

Total Return(a)	(3.37)%		66.31%	(50.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$780.8		$645.2	$165.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.36	%(d)	1.46%	1.62	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.36	%(d)	1.46%	1.62	%(d)
Net investment income	1.84	%(d)	0.98%	1.25	%(d)
Portfolio turnover rate	11	%(c)	21%	47	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.

	AST Preservation Asset Allocation Portfolio
	Six Months Ended June 30,		Year Ended December 31,				December 5, 2005(f) through December 31,
	2010(g)		2009(g)	2008(g)	2007(g)	2006(g)	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.78		$9.10	$11.78	$10.84	$10.06	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.15		0.27	0.24	0.22	0.10	—	(e)
Net realized and unrealized gain (loss) on investments	(0.09)		1.54	(2.47)	0.75	0.68	0.06

Total from investment operations	0.06		1.81	(2.23)	0.97	0.78	0.06

Less Distributions:	(0.16)		(0.13)	(0.45)	(0.03)	—	—

Net Asset Value, end of period	$10.68		$10.78	$9.10	$11.78	$10.84	$10.06

Total Return(a)	0.50%		20.04%	(19.55)%	8.91%	7.75%	0.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,215.7		$3,666.5	$1,340.8	$714.4	$309.4	$13.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.16	%(d)	0.17%	0.17%	0.18%	0.20%	0.20	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.16	%(d)	0.17%	0.17%	0.18%	0.23%	6.28	%(d)
Net investment income (loss)	2.75	%(d)	2.71%	2.29%	1.95%	0.92%	(0.19	)%(d)
Portfolio turnover rate	19	%(c)	21%	58%	67%	70%	6	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Less than $0.005.
(f)	Commencement of operations.
(g)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C18

Financial Highlights

(Unaudited)

	AST Schroders Multi-Asset World Strategies Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009(c)	2008(c)	2007(c)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.17		$9.69	$15.33	$15.01	$14.29	$13.89

Income (Loss) From Investment Operations:
Net investment income	0.11		0.31	0.29	0.30	0.32	0.26
Net realized and unrealized gain (loss) on investments	(0.57)		2.35	(4.54)	1.04	1.02	0.37

Total from investment operations	(0.46)		2.66	(4.25)	1.34	1.34	0.63

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.23)
Distributions	(0.09)		(0.18)	(1.39)	(1.02)	(0.62)	—

Total dividends and distributions	(0.09)		(0.18)	(1.39)	(1.02)	(0.62)	(0.23)

Net Asset Value, end of period	$11.62		$12.17	$9.69	$15.33	$15.01	$14.29

Total Return(a)	(3.78)%		27.73%	(30.24)%	8.99%	9.67%	4.61%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,605.9		$1,072.1	$159.6	$214.6	$175.3	$205.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.24	%(e)	1.35%	1.28%	1.10%	1.04%	1.05%
Expenses Before Waivers and/or Expense Reimbursement	1.26	%(e)	1.35%	1.28%	1.10%	1.06%	1.08%
Net investment income	2.91	%(e)	2.76%	2.25%	1.91%	1.92%	1.70%
Portfolio turnover rate	77	%(d)	142%	264%	223%	178%	204%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	Not annualized.
(e)	Annualized.

	AST Small-Cap Growth Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009	2008(d)		2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.99		$11.20	$17.23		$16.08	$14.28	$14.07

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		0.05	0.01		(0.06)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	0.09		3.75	(6.04)		1.21	1.88	0.29

Total from investment operations	0.05		3.80	(6.03)		1.15	1.80	0.21

Less Distributions:	(0.04)		(0.01)	—		—	—	—

Net Asset Value, end of period	$15.00		$14.99	$11.20		$17.23	$16.08	$14.28

Total Return(a)	0.31%		33.91%	(35.00)%		7.15%	12.61%	1.49%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$397.1		$362.1	$219.4		$162.8	$175.4	$187.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.05	%(f)	1.07%	1.10	%(c)	1.05%	1.07%	1.07%
Expenses Before Waivers and/or Expense Reimbursement	1.05	%(f)	1.07%	1.10	%(c)	1.05%	1.08%	1.15%
Net investment income (loss)	(0.58	)%(f)	0.36%	0.07%		(0.26)%	(0.48)%	(0.53)%
Portfolio turnover rate	27	%(e)	69%	104%		39%	69%	113%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes merger expense of 0.02%.
(d)	Calculated based on average shares outstanding during the year.
(e)	Not annualized.
(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C19

Financial Highlights

(Unaudited)

	AST Small-Cap Value Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.81		$8.67	$14.11	$17.13	$15.04	$18.28

Income (Loss) From Investment Operations:
Net investment income	0.01		0.04	0.19	0.16	0.15	0.09
Net realized and unrealized gain (loss) on investments	(0.16)		2.26	(3.87)	(1.15)	2.79	0.71

Total from investment operations	(0.15)		2.30	(3.68)	(0.99)	2.94	0.80

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.01)
Distributions from net realized gains	—		—	—	—	—	(4.03)
Distributions	(0.05)		(0.16)	(1.76)	(2.03)	(0.85)	—

Total dividends and distributions	(0.05)		(0.16)	(1.76)	(2.03)	(0.85)	(4.04)

Net Asset Value, end of period	$10.61		$10.81	$8.67	$14.11	$17.13	$15.04

Total Return(a)	(1.40)%		26.88%	(29.72)%	(5.61)%	20.04%	6.64%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$677.0		$693.0	$455.6	$952.6	$1,126.8	$1,067.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(d)	1.06%	1.06%	1.00%	1.03%	1.07%
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(d)	1.06%	1.06%	1.00%	1.03%	1.07%
Net investment income	0.24	%(d)	0.63%	1.20%	0.88%	0.89%	0.64%
Portfolio turnover rate	29	%(c)	94%	76%	57%	70%	59%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.

	AST T. Rowe Price Asset Allocation Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010(c)		2009(c)	2008	2007(c)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.45		$12.75	$18.05	$17.64	$17.12	$16.81

Income (Loss) From Investment Operations:
Net investment income	0.15		0.28	0.39	0.42	0.34	0.30
Net realized and unrealized gain (loss) on investments	(0.71)		2.75	(4.88)	0.69	1.68	0.45

Total from investment operations	(0.56)		3.03	(4.49)	1.11	2.02	0.75

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.31)
Distributions from net realized gains	—		—	—	—	—	(0.13)
Distributions	(0.16)		(0.33)	(0.81)	(0.70)	(1.50)	—

Total dividends and distributions	(0.16)		(0.33)	(0.81)	(0.70)	(1.50)	(0.44)

Net Asset Value, end of period	$14.73		$15.45	$12.75	$18.05	$17.64	$17.12

Total Return(a)	(3.64)%		24.14%	(25.94)%	6.32%	12.49%	4.68%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,135.2		$1,794.6	$693.5	$1,004.5	$473.1	$431.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.96	%(e)	0.99%	0.98%	0.97%	0.99%	1.04%
Expenses Before Waivers and/or Expense Reimbursement	0.98	%(e)	1.01%	0.98%	0.97%	0.99%	1.08%
Net investment income	1.87	%(e)	2.03%	2.50%	2.27%	2.15%	1.77%
Portfolio turnover rate	21	%(d)	55%	122%	88%	62%	65%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C20

Financial Highlights

(Unaudited)

	AST T. Rowe Price Large-Cap Growth Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009	2008		2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.69		$6.97	$11.74		$10.86	$10.28	$8.83

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.01)	(0.02)		0.01	0.02	(0.02)
Net realized and unrealized gain (loss) on investments	(0.99)		3.73	(4.74)		0.88	0.56	1.47

Total from investment operations	(1.00)		3.72	(4.76)		0.89	0.58	1.45

Less Distributions:	—		—	(0.01)		(0.01)	—	—

Net Asset Value, end of period	$9.69		$10.69	$6.97		$11.74	$10.86	$10.28

Total Return(a)	(9.36)%		53.37%	(40.57)%		8.24%	5.64%	16.42%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,016.6		$900.4	$695.4		$2,147.9	$1,504.6	$337.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.02	%(e)	1.03%	0.99	%(c)	0.96%	1.01%	1.06%
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(e)	1.03%	0.99	%(c)	0.96%	1.01%	1.11%
Net investment income (loss)	(0.29	)%(e)	(0.11)%	(0.10)%		0.13%	0.29%	(0.32)%
Portfolio turnover rate	42	%(d)	98%	73%		66%	35%	165%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes merger expenses of 0.01%.
(d)	Not annualized.
(e)	Annualized.

	AST T. Rowe Price Natural Resources Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009(c)	2008(c)	2007(c)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.84		$17.96	$38.84	$29.38	$27.55	$22.63

Income (Loss) From Investment Operations:
Net investment income	0.04		0.14	0.22	0.27	0.25	0.12
Net realized and unrealized gain (loss) on investments	(2.64)		7.74	(17.80)	11.54	3.92	6.58

Total from investment operations	(2.60)		7.88	(17.58)	11.81	4.17	6.70

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.06)
Distributions from net realized gains	—		—	—	—	—	(1.72)
Distributions	(0.09)		(7.00)	(3.30)	(2.35)	(2.34)	—

Total dividends and distributions	(0.09)		(7.00)	(3.30)	(2.35)	(2.34)	(1.78)

Net Asset Value, end of period	$16.15		$18.84	$17.96	$38.84	$29.38	$27.55

Total Return(a)	(13.85)%		49.35%	(49.98)%	40.51%	15.87%	31.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$608.9		$652.5	$271.7	$1,054.3	$590.6	$418.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.03	%(e)	1.05%	1.02%	1.00%	1.03%	1.08%
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(e)	1.05%	1.02%	1.00%	1.03%	1.08%
Net investment income	0.46	%(e)	0.82%	0.65%	0.76%	0.95%	0.59%
Portfolio turnover rate	23	%(d)	24%	46%	31%	28%	47%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C21

Financial Highlights

(Unaudited)

	AST Value Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.78		$6.64	$12.56	$13.56	$12.50	$11.54

Income (Loss) From Investment Operations:
Net investment income	0.05		0.07	0.12	0.25	0.13	0.14
Net realized and unrealized gain (loss) on investments	(0.67)		1.13	(4.22)	(0.09)	2.40	0.93

Total from investment operations	(0.62)		1.20	(4.10)	0.16	2.53	1.07

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.11)
Distributions	(0.12)		(0.06)	(1.82)	(1.16)	(1.47)	—

Total dividends and distributions	(0.12)		(0.06)	(1.82)	(1.16)	(1.47)	(0.11)

Net Asset Value, end of period	$7.04		$7.78	$6.64	$12.56	$13.56	$12.50

Total Return(a)	(8.06)%		18.26%	(37.30)%	1.18%	21.73%	9.33%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,027.8		$1,210.3	$577.9	$309.6	$349.5	$174.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.97	%(d)	0.97%	0.99%	0.96%	1.00%	1.01%
Expenses Before Waivers and/or Expense Reimbursement	0.98	%(d)	0.98%	0.99%	0.96%	1.00%	1.07%
Net investment income	1.09	%(d)	1.82%	2.15%	1.52%	1.53%	1.20%
Portfolio turnover rate	116	%(c)	143%	254%	218%	167%	233%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C22

Advanced Series Trust

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of Advanced Series Trust (the “Trust”) consists of nine individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee, and the Compliance Committee. Each committee is chaired by an Independent Trustee.

Renewal of Existing Management & Subadvisory Agreements:

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC and AST Investment Services, Inc. (together with Prudential Investments LLC, collectively referred to herein as “PI”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 23-24, 2010 and approved the renewal of the agreements through July 31, 2011, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and its shareholders.1

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 23-24, 2010 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

[1]

Board did not consider or renew the management or subadvisory agreements with respect to the Portfolios listed below, because it approved the agreements for these Portfolios during 2009 for an initial period of two years. The Board noted that it would consider the renewal of the agreements as part of its annual review of the Trust’s advisory agreements in 2011.

•	AST Jennison Large-Cap Growth Portfolio

•	AST Jennison Large-Cap Value Portfolio

•	AST FI Pyramis® Asset Allocation Portfolio (formerly, AST Niemann Capital Growth Asset Allocation Portfolio)

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust (except that the Trust pays the fees of any non-independent Trustee who is treated as a non-management Trustee). The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Quantitative Management Associates LLC (“QMA”), and Jennison Associates LLC (“Jennison”), which serve as subadvisers to certain of the Portfolios, are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios of the Trust generally does not contain breakpoints that would reduce the fee rate on assets above specified levels, with the exception of the AST JP Morgan International Equity Portfolio, the AST Neuberger Berman Mid-Cap Growth Portfolio, the AST Neuberger Berman Mid-Cap Value Portfolio, and the AST T. Rowe Price Large-Cap Growth Portfolio. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints is acceptable at this time.

With respect to the AST Neuberger Berman Mid-Cap Growth Portfolio and the AST T. Rowe Price Large-Cap Growth Portfolio, the Board noted that the management fee schedule includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets these Portfolios do not realize the effect of those rate reductions. The Board took note, however, that the Portfolios’ fee structures would result in benefits to Portfolio shareholders when (and if) assets reach the levels at which their fee rates are reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

With respect to the AST JP Morgan International Equity Portfolio and the AST Neuberger Berman Mid-Cap Value Portfolio, the Board noted that the management fee schedule for each Portfolio includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at their current level of assets the Portfolios’ effective fee rates reflected some of those rate reductions.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputation. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for one-, three-, five- and ten-year periods (as applicable) ended December 31, 2009, except as otherwise noted below.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2009. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc., (“Lipper”) an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios, to adjust expense ratios for selected Portfolios, as well as to institute new waivers or expense caps for selected Portfolios, as is specifically noted below.

In addition, the Board considered and accepted PI’s proposal to continue the existing tiered Administrative Service Fee waiver for the Portfolios, pursuant to which PI agreed to waive a portion of the 0.10% Administrative Services Fee paid by each Portfolio based on the average daily net assets of each Portfolio, as follows: for a Portfolio’s average daily net assets of $500 million and below: no waiver is applicable; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Fee is reduced to 0.09%; for a Portfolio’s average daily net assets over $750 million up to and including $1 billion, the Administrative Fee is reduced to 0.08%; and for a Portfolio’s average daily net assets over $1 billion, the Administrative Fee is reduced to 0.07%.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST International Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Fourth Quartile	Fourth Quartile	Fourth Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-, five- and ten-year periods.

•

The Board noted PI’s explanation that the Portfolio’s peer group underperformance was largely attributable to performance during 2006 and 2008, when the growth investment style utilized by one of the Portfolio’s subadvisers, William Blair, was out of favor, however, the Board noted PI’s assertion that the Portfolio outperformed its benchmark index and the median peer during 2005 and 2007, when sustainable earnings growth and emerging markets were in favor.

•	The Board noted that the Portfolio’s performance had shown recent improvement, with the Portfolio ranking in the third quartile and outperforming its benchmark index for the one-year period.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•

The Board concurred with PI’s recommendation to implement a voluntary cap on net total Portfolio expenses of 1.06%, to align the Portfolio’s expenses with the expenses of its peers in the third quartile.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate the Portfolio’s performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST International Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	Fourth Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one- and ten-year periods.

•	The Board noted that the Portfolio’s total expenses ranked in the fourth quartile.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST JPMorgan International Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	Second Quartile	Fourth Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Second Quartile

•	The Board considered that the Portfolio outperformed its benchmark index during the one-, three- and five-year periods, though it underperformed its benchmark index over the ten-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Parametric Emerging Markets Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•

Due to the Portfolio’s relatively recent inception date (May 2008), the Board noted that it was unable to consider performance over longer periods as a factor in considering the renewal of the agreements. However, the Board noted information furnished by PI indicating that institutional accounts managed by the subadviser utilizing similar strategies had outperformed the Portfolio’s benchmark index and ranked in the top half of the Peer Universe for the three- and five-year periods.

•

The Board also noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the first quartile and outperforming its benchmark index during the first quarter of 2010.

•

The Board concluded that it was reasonable to continue to evaluate performance and allow the subadviser to develop a performance record against which performance could be measured, and to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	First Quartile	Third Quartile	Fourth Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, though it underperformed its benchmark index over the ten-year period.

•

The Board further noted that although the Portfolio ranked in the third quartile over the one-year period, it ranked just below the peer group median, and that the Portfolio’s recent performance had shown improvement, with the Portfolio ranking in the second quartile over the fourth quarter of 2009 and during the first quarter of 2010.

•

The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its benchmark index and its improved recent performance, it was in the interest of the Portfolio and its shareholder to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Neuberger Berman Small-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Third Quartile	Fourth Quartile	Fourth Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that the Portfolio’s existing subadviser had been replaced by Neuberger Berman in May 2007, and, as a result, the Portfolio’s long-term historical performance record was not as meaningful in evaluating the performance of the current subadviser.

•

The Board noted PI’s explanation that longer term performance was negatively impacted by underperformance in 2008 and 2009 and that the investment style utilized by the subadviser was not currently in favor by the market.

•	The Board noted that the Portfolio outperformed its benchmark index during the last quarter of 2009, though it underperformed its benchmark index over the other periods.

•	The Board noted that the Portfolio’s total expenses ranked in the fourth quartile.

•	The Board accepted PI’s recommendation to institute a voluntary cap on net total Portfolio expenses of 1.08%.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate the performance of the Portfolio.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Federated Aggressive Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Fourth Quartile	Third Quartile	—
Actual Management Fees: Second Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that the Portfolio outperformed or performed competitively against its benchmark index over the one- and five-year periods, though it underperformed its benchmark index over the three-year period.

•

The Board further noted PI’s explanation that the Portfolio’s underperformance for the one-year period was the result of the Portfolio’s more conservative risk posture, particularly its above-average cash position, which prevented the Portfolio from participating in the strong market advance which commenced in March 2009. The Board also noted PI’s explanation that the Portfolio’s performance over the three- and five-year periods was attributable in part to a former subadviser. The Board considered PI’s assertion that the Portfolio’s performance over longer periods (seven years, and since inception) was positive.

•

The Board further noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranking in the second quartile and outperforming its benchmark index for the first quarter of 2010.

•

The Board took note of PI’s assertion that, on a calendar year basis, the Portfolio exceeded the peer median return in five out of the past seven years, and its benchmark index in four out of the past seven years.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board accepted PI’s recommendation to implement a voluntary cap on net total Portfolio expenses of 1.11%, to align the Portfolio’s expenses with the expenses of its peers in the third quartile.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	First Quartile	Second Quartile	First Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that although the Portfolio ranked in the third quartile over the one-year period, the Portfolio’s recent performance had shown improvement with the Portfolio ranking in the second quartile for the first quarter of 2010.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	Third Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its benchmark index, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Mid-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	—
Actual Management Fee: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Neuberger Berman Mid-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Third Quartile	Second Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one- and ten-year periods.

•

The Board noted PI’s explanation that the Portfolio’s underperformance vis-a-vis its peer group over the one- and three-year periods was attributable to the Portfolio’s performance during 2009, during which time the subadviser’s investment style was not favored by the market.

•	The Board concurred with PI’s recommendation to retain the existing voluntary cap on net total Portfolio expenses of 1.25%.

•

The Board concluded that, in light of the Portfolio’s competitive performance over longer periods and its competitive performance vis-à-vis its benchmark index, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Fourth Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods, though it underperformed its benchmark index over the three- and five-year periods.

•

The Board noted PI’s explanation that underperformance over the three-year period was attributable to the difficult economic environment in general, and in particular, the Portfolio’s performance during the third quarter of 2008.

•	The Board further noted that the Portfolio’s recent performance had shown improvement, with the Portfolio ranking in the second quartile over the one-year period and during the first quarter of 2010.

•	The Board concluded that, in light of the Portfolio’s recent improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	Second Quartile	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST MFS Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Third Quartile	Third Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed its benchmark index over the one- and three-year periods.

•

The Board noted PI’s explanation that the Portfolio’s underperformance was attributable to significant underperformance during 2009, during which time the subadviser’s investment style was not in favor in the market, and that the Portfolio had outperformed or performed competitively against both its peer universe and its benchmark index over longer periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance over longer periods, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Marsico Capital Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Fourth Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

Although the Portfolio ranked in the fourth quartile over the one-, three- and five-year periods, the Board noted PI’s explanation that the Portfolio’s underperformance was attributable to the difficult market environment experienced during 2008 and 2009.

•

The Board further noted that PI’s assertion that the Portfolio ranked in the second quartile over the ten-year period, and that the Portfolio outperformed its benchmark index and peer group median in six out of the past ten calendar years.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board accepted PI’s recommendation to institute a cap on net total Portfolio expenses of 0.93% to assist in defraying some of the costs associated with running the Portfolio.

•	The Board concluded that, in light of the Portfolio’s competitive long-term performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Concentrated Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	Fourth Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, though it underperformed its benchmark index over the ten-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Value Portfolio (formerly, AST DeAM Large-Cap Value Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Third Quartile	Second Quartile	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board further considered that PI recommended to replace the Portfolio’s existing subadviser, and that, as a result, the existing subadvisory agreement would be renewed on an interim basis.

•

The Board concluded that it was reasonable to renew the existing subadvisory agreement on an interim basis until such time as the Portfolio’s new subadviser could assume subadvisory responsibilities, and that it would be in the interest of the Portfolio and its shareholders to renew the management agreement.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Fourth Quartile	Fourth Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-, five- and ten-year periods.

•

The Board also noted that due to subadviser changes that occurred in 2008 and 2009 (JP Morgan was replaced by Eaton Vance at the end of 2008, and Dreman Management was terminated as a subadviser in April 2009), the historical performance of the Portfolio was not meaningful in evaluating the subadviser’s performance.

•

The Board further noted that the Portfolio’s recent performance had shown improvement, observing that the Portfolio ranked in the first quartile and outperformed its benchmark index for the first quarter of 2010.

•	The Board accepted PI’s recommendation to institute a voluntary cap on net total Portfolio expenses of 0.85%

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST AllianceBernstein Core Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Fourth Quartile	Fourth Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three- and five-year periods.

•	The Board noted that the performance of the Portfolio improved, with the Portfolio ranking in the first quartile during the first quarter of 2010.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•

The Board accepted PI’s recommendation to continue the existing voluntarily cap on net total Portfolio expenses of 0.88% to align the Portfolio’s expenses with the expenses of its peers in the third quartile.

•	The Board concluded that, in light of the Portfolio’s improved recent performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST AllianceBernstein Growth & Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Fourth Quartile	Third Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the one- and three-year periods, though it underperformed its benchmark index for the five- and ten-year periods.

•	The Board considered that the Portfolio’s recent performance had shown improvement, with the Portfolio ranking in the third quartile during the first quarter of 2010.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board accepted PI’s recommendation to implement a voluntary cap on net total Portfolio expenses of 0.87%.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST American Century Income & Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Fourth Quartile	Third Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed its benchmark index over the one-, three- and five-year periods.

•

The Board noted PI’s assertion that the Portfolio’s underperformance was attributable to the fact that the quantitative model used by the subadviser was not currently favored in the market and the subadviser’s conservative risk posture during the 2009 market rally, and that the Portfolio outperformed its benchmark index and peer median in six out of the past ten years.

•

The Board further noted that the Portfolio’s recent performance had shown improvement, observing that the Portfolio ranked in the second quartile and outperforming its benchmark index for the first quarter of 2010.

•	The Board accepted PI’s recommendation to implement a voluntary cap on net total Portfolio expenses of 0.90%.

•	The Board concluded that, in light of the Portfolio’s recent improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Fourth Quartile	Third Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its benchmark index, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Schroders Multi-Asset World Strategies Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	Second Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed or performed competitively against its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Advanced Strategies Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and it shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Second Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Strategic Opportunities Portfolio (formerly, AST UBS Dynamic Alpha Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that during 2009 it had approved J.P. Morgan as the Portfolio’s new subadviser, and also approved changes in the Portfolio’s investment objective and various non-fundamental investment policies.

•	The Board further noted that in light of these recent changes, the historical performance of the Portfolio was not relevant and it would consider the renewal of the subadvisory agreement in 2011.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•

The Board concluded that it was reasonable to continue to evaluate performance and allow the subadviser to develop a performance record against which performance could be measured, and to renew the management agreement.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST First Trust Balanced Target Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Fourth Quartile	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board considered that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that PI’s explanation that the Portfolio’s underperformance was the result of a combination of factors, including selection of individual issues and an unfavorable market climate for higher quality securities.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•

The Board concurred with PI’s recommendation to institute a voluntary cap on net total Portfolio expenses of 0.93% to align the Portfolio’s expenses with the expenses of its peers in the third quartile.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST First Trust Capital Appreciation Target Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Fourth Quartile	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board accepted PI’s recommendation to institute a voluntary cap on net total Portfolio expenses of 0.91% to align the Portfolio’s expenses with the expenses of its peers in the third quartile.

•	The Board concluded that, in light of the Portfolio’s improved recent performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Lord Abbett Bond-Debenture Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Third Quartile	Third Quartile	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted PI’s assertion that the Portfolio’s underperformance was almost entirely attributable to the Portfolio’s underperformance in 2009, during which time the market favored high yield bonds while the Portfolio was underweight to high yield bonds.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Second Quartile	Second Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concurred with PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.56%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Aggressive Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Fourth Quartile	—	—
Actual Management Fees: N/A
Net Total Expenses: N/A

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board noted that PI’s explanation that the Portfolio’s underperformance was primarily attributable to the market environment during 2008.

•	The Board noted that, because of the small number of funds included in the Peer Group, Lipper quartile rankings for actual management fees and total expenses were not available.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Capital Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Fourth Quartile	—	—
Actual Management Fees: N/A
Net Total Expenses: N/A

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-year period.

•

The Board noted that, because of the small number of funds included in the Peer Group, Lipper quartile rankings for actual management fees and total expenses were not meaningful as a basis for peer comparisons.

•	The Board concluded that, in light of the Portfolio’s improved recent performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST CLS Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST CLS Moderate Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	—	—	—
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for transfer agent and custodian expenses.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Horizon Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Horizon Moderate Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that outperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Balanced Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Fourth Quartile	—	—
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-year period.

•

The Board noted that during July 2008, the Portfolio had been repositioned as a balanced asset allocation fund, and, as a result, most of the Portfolio’s historical performance record was not reflective of the current operation of the Portfolio.

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Preservation Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	—	—
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Academic Strategies Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-year period.

•

The Board noted that in July 2008, the Portfolio adopted new investment strategies and policies, and appointed new subadvisers to manage the Portfolio, and as a result, most of the Portfolio’s historical performance record did not reflect the current management of the Portfolio.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management expenses and transfer agent expenses.

•

The Board concurred with PI’s recommendation to adjust the existing cap on net total Portfolio expenses from 0.80% to 0.64% to align the Portfolio’s expenses with the expenses of its peers in the third quartile.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

II. Approval of New Subadvisory Agreements

AST High Yield Portfolio: Approval of New Subadvisory Agreements

At an April 29, 2010, in-person meeting of the Board of Trustees of AST High Yield Portfolio (the “Portfolio”) at which a majority of the Trustees were in attendance (including all of the Independent Trustees), the Board considered new subadvisory agreements (each an “Agreement” and jointly the “Agreements”) with Prudential

Investment Management, Inc. (“PIM”) and J.P. Morgan Investment Management, Inc. (“JP Morgan”) for the Portfolio. Before approving the Agreements, the Trustees reviewed investment performance and organizational materials regarding PIM and JP Morgan and their proposed portfolio management teams and received a formal presentation from PI.

At the meeting, the Board received and considered a presentation by PI that detailed the reasons why they recommended that the Board appoint new subadvisers for the Portfolio. PI recommended that the Board approve a multi-subadviser framework for the Portfolio, which would result in the appointment of PIM and JP Morgan to replace the existing subadviser, Pacific Investment Management Company LLC (“PIMCO”). PI recommended a multi-subadviser framework for a number of reasons, including the reduction of capacity and liquidity constraints during periods of significant cash inflows into the Portfolio or redemptions out of the Portfolio, the opportunity for the Portfolio to benefit from style balance resulting from utilizing different subadvisers to each independently manage a portion of Portfolio assets, and reducing manager-specific risk. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Portfolio by PIMCO under the current subadvisory agreement and those that would be provided by JP Morgan and PIM under the new subadvisory agreements, noting that the nature and extent of services under the existing and new agreements were generally similar in that each of PIMCO, JP Morgan and PIM were each required to provide day-to-day portfolio management services and comply with all Fund policies and applicable rules and regulations. The Board also noted that JP Morgan and PIM currently subadvise several other Prudential insurance funds.

With respect to the quality of services, the Board considered, among other things, the background and experience of the JP Morgan and PIM management teams. The Board met with representatives from JP Morgan and PIM and reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Portfolio. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to JP Morgan and PIM. The Board noted that it received a favorable compliance reports from PI Compliance as to JP Morgan and PIM.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Portfolio by JP Morgan and PIM and that there was a reasonable basis on which to conclude that the Portfolio would benefit from the subadvisory services to be provided by JP Morgan and PIM under the new subadvisory agreement.

Performance

The Board also considered that it was approving JP Morgan and PIM as subadvisers for the Portfolio and that JP Morgan and PIM would be implementing their respective high yield bond investment strategies for the Portfolio. The Board noted that each of JP Morgan and PIM currently manages individual pooled investment vehicles that are primarily based on their respective high yield bond investment strategies. The Manager provided information to the Board concerning the historical investment performance of the JP Morgan and PIM high yield bond composites. The Board concluded that it would be in the interest of the Portfolio and its shareholders to approve each Agreement.

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee rates payable by PI to JP Morgan and PIM under the proposed Agreements. Based on the current net asset level of the Portfolio and the proposed initial division of Portfolio assets between JP Morgan and PIM, the Board considered that the effective subadvisory fee rate to be paid to J.P. Morgan under the proposed arrangements is higher than the subadvisory fee rate paid to PIMCO under the current subadvisory arrangements, and the subadvisory fee rate to be paid to PIM under the proposed subadvisory arrangements is the same as the subadvisory fee rate paid to PIMCO under the current subadvisory arrangements. The Board also considered that the aggregate subadvisory fee to be paid to the new subadvisers is higher than the subadvisory fee rate paid to PIMCO under the current subadvisory arrangements. The Board considered that the subadvisory fee would not be paid by the Portfolio, but by PI out of its advisory fee. The Board indicated that any change to the net investment management fees to be retained by PI under the proposed subadvisory arrangements would be reviewed along with the above-described factors in connection with future annual reviews of advisory agreements. The Board concluded that the proposed subadvisory fee rates under the new subadvisory agreement were reasonable.

Profitability

Because the engagement of JP Morgan and PIM with respect to the Portfolio is new, there is no historical profitability with regard to the proposed subadvisory arrangements with the Portfolio. The Board noted that profitability would be reviewed in connection with future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the proposed subadvisory fee schedules for JP Morgan contained a breakpoint that would reduce the subadvisory fee rate on all assets above a specified level, while the subadvisory fee rate for PIM did not contain any breakpoints. The Board also noted that it would consider economies of scale in connection with future annual reviews of advisory agreements.

Other Benefits to the Subadvisers or their Affiliates from Serving as Subadviser

The Board considered potential ancillary benefits that might be received by JP Morgan and PIM and their affiliates as a result of their relationship with the Portfolio. The Board concluded that the potential benefits to be derived by JP Morgan and PIM included the ability to use soft dollar credits, brokerage commissions received by affiliates of JP Morgan and PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits to be derived by JP Morgan and PIM were consistent with the types of benefits generally derived by subadvisers to mutual funds.

After consideration of these factors, the Board concluded that the approval of the subadvisory agreements was in the interest of the Portfolio and its shareholders.

AST Academic Strategies Portfolio: Approval of New Subadvisory Agreements

At an April 29, 2010, in-person meeting of the Board of Trustees of AST Academic Strategies Portfolio (the “Portfolio”) at which a majority of the Trustees were in attendance (including all of the Independent Trustees), the Board considered new subadvisory agreements (each an “Agreement” and jointly the “Agreements”) with AQR Capital Management LLC (“AQR”) and CNH Partners, LLC (“CNH”) for the Portfolio. Before approving the Agreements, the Trustees reviewed investment performance and organizational materials regarding AQR and CNH and their proposed portfolio management teams and received a formal presentation from PI.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders.

Nature, Quality and Extent of Services

With respect to AQR and CNH (referred to as the “new subadvisers”), the Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio under the new subadvisory agreement. With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio managers for the new subadvisers. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to the new subadvisers. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to the new subadvisers. The Board also considered new subadvisers experience and reputation in managing other funds with similar investment objectives and strategies.

The Board concluded that with respect to the new subadvisers, based on the nature of the proposed services to be rendered and the background information that it reviewed about the new subadvisers, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided by the new subadvisers.

Performance

The Board considered that the new subadviser manages or subadvises several pooled investment vehicles that are investment strategies that are substantially similar to the diversified arbitrage strategy to be used in connection with the Portfolio. The Board further noted the recommendation of PI that the Portfolio add AQR and CNH as subadvisers.

Investment Subadvisory Fee Rate

The Board considered the proposed subadvisory fee rate payable by PI to AQR and CNH under the proposed new subadvisory agreement, which calls for a fee rate of 1.00% of the Portfolio’s average daily net assets to $100 million and 0.90% of the Portfolio’s average daily net assets over $100 million. The Board considered the proposed investment strategy in assessing the proposed fee. The Board also considered that AQR and CNH serve as investment advisers to other investment companies utilizing strategies substantially similar to those proposed for the Portfolio. The Board concluded that the proposed subadvisory fee rate for the subadvisers under the new subadvisory agreement was reasonable.

Profitability

Because the engagement of AQR and CNH is new, there is no historical profitability with regard to its arrangements with the Portfolio. As a result, the Board did not consider this factor. The Board also noted that it will consider profitability as part of future annual reviews of advisory agreements.

Economies of Scale

The Board considered the potential for AQR and CNH to experience economies of scale as the amount of assets of the Portfolio managed by the new subadvisers increased in size. The Board considered that the proposed subadvisory fee for AQR and CNH would include breakpoints that would reduce the new subadvisors’ fee as the amount of Portfolio assets managed by them increased. The Board noted that it would consider economies of scale as part of future annual reviews of advisory agreements.

Other Benefits to the Subadviser or its Affiliates from Serving as Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by AQR and CNH and their affiliates as a result of AQR and CNH’s subadvisory relationship with the Portfolio. The Board concluded that any potential benefits to be derived by AQR and CNH included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds.

Conclusion

Based on the materials provided to the Board of Trustees and the presentations made by PI and AQR and CNH, the Board concluded that approving the new subadvisory agreement between PI and AQR and CNH was in the best interests of the Portfolio and its beneficial shareholders.

AST Value Portfolio: Approval of New Subadvisory Agreement

At a June 23-24, 2010, in-person meeting of the Board of Trustees of AST Value Portfolio (the “Portfolio”) at which all of the Trustees were in attendance (including all of the Independent Trustees), the Board considered a new subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock”) for the Portfolio. Before approving the Agreement, the Trustees reviewed investment performance and organizational materials regarding BlackRock and its proposed portfolio management team and received a formal presentation from PI.

At the meeting, the Board received and considered a presentation by PI that detailed the reasons why they recommended that the Board appoint a new subadviser for the Portfolio. PI recommended that the Board approve a new agreement with BlackRock to assume responsibility for managing the Portfolio in replacement of the Portfolio’s current subadviser, Deutsche Asset Management (“Deutsche”) in light of a change in Deutsche’s ownership structure. In approving the agreement, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Portfolio by Deutsche under the current subadvisory agreement and those that would be provided by BlackRock under the new subadvisory agreement, noting that the nature and extent of services under the existing and new agreements were generally similar in that Deutsche and BlackRock were each required to provide day-to-day portfolio management services and comply with all Fund policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of the BlackRock management team. The Board met with representatives from BlackRock and reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-today management of the Portfolio. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to BlackRock. The Board noted that it received a favorable report from the Trust’s Chief Compliance Officer regarding BlackRock’s compliance policies and procedures.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Portfolio by BlackRock and that there was a reasonable basis on which to conclude that the Portfolio would benefit from the subadvisory services to be provided by BlackRock under the new subadvisory agreement.

Performance

The Board received and considered information regarding the performance of other accounts managed by BlackRock utilizing investment strategies similar to those proposed for the Portfolio. The Board concluded that it was satisfied with the performance record of BlackRock in the proposed strategies.

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee rates payable by the Manager to BlackRock under the proposed new subadvisory agreement. Based on the recent asset levels for the Portfolio, the Board noted that the effective subadvisory fee rate to be paid to BlackRock under the proposed subadvisory arrangements is higher than the effective subadvisory fees rate paid to Deutsche under the current subadvisory arrangements. The Board also noted that the Manager pays the subadvisory fees, and therefore any change in the proposed subadvisory fee rates would not have any impact on the amount of fees paid by the Portfolio. Instead, the increase in subadvisory fees will decrease the net fee retained by the Manager. The Board indicated that the net investment management fees to be retained by the Manager under the proposed subadvisory arrangements would be reviewed in connection with future annual reviews the Trust’s advisory agreements. Overall, the Board concluded that the proposed subadvisory fee rates under the new subadvisory agreement were reasonable.

Profitability

Because the engagement of BlackRock with respect to the Portfolio is new, there is no historical profitability with regard to the proposed subadvisory arrangements with the Portfolio. As a result, the Board did not consider this factor. The Board noted that profitability would be reviewed annually in connection with any proposed future renewal of the Trust’s investment management agreement or the subadvisory agreement for the Portfolio.

Economies of Scale

The Board noted that the proposed subadvisory fee schedules for the Portfolio contained breakpoints that reduce the fee rate on assets above specified levels. The Board also noted that it would consider economies of scale in connection with the annual approval review of advisory agreements.

Other Benefits to the Subadviser or its Affiliates from Serving as Subadviser

The Board considered potential ancillary benefits that might be received by BlackRock and its affiliates as a result of its relationships with the Portfolio. The Board concluded that the potential benefits to be derived by BlackRock included the ability to use soft dollar credits, brokerage commissions received by affiliates of BlackRock, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits to be derived by BlackRock were consistent with the types of benefits generally derived by subadvisers to mutual funds.

After consideration of these factors, the Board concluded that the approval of the subadvisory agreement was in the best interest of the Portfolio and its shareholders.

AST American Century Income & Growth Portfolio: Approval of New Subadvisory Agreement

At a June 23-24, 2010, in-person meeting of the Board of Trustees of AST American Century Income & Growth Portfolio (the “Portfolio”) at which all of the Trustees were in attendance (including all of the Independent Trustees), the Board considered a new subadvisory agreement with American Century Investment Management, Inc. (“ACIM”) for the Portfolio.

PI recommended that the Board approve a new subadvisory agreement with ACIM after being advised by ACIM that a change in the ownership of a large block of voting securities of ACIM’s parent company had recently occurred. Because the change in ownership could have been deemed to constitute a change in control of ACIM, which would result in the termination of ACIM’s current subadvisory agreement under the provisions of the Investment Company Act of 1940, PI recommended that the Board approve a new subadvisory agreement with ACIM. In approving the agreement, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Portfolio by ACIM under the current subadvisory agreement and those that would be provided under the proposed subadvisory agreement, noting that the nature and extent of services under the existing and proposed agreements were identical in all material respects.

With respect to the quality of services, the Board considered that the services provided by ACIM to the Portfolio would not change as a result of the transaction. As part of its annual review of advisory arrangements generally, the Board considered, among other things, the background and experience of the ACIM management team and was provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to ACIM.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services provided to the Portfolio by ACIM and that there was a reasonable basis on which to conclude that the Portfolio would benefit from the subadvisory services to be provided by ACIM under the new subadvisory agreement.

Performance

The Board received and considered performance information of the Portfolio and ACIM in connection with its annual review of advisory agreements. The Board concluded that it was satisfied with the performance.

Investment Subadvisory Fee Rates

The Board noted that the subadvisory fee rate payable to ACIM would remain the same under the new subadvisory agreement. The Board concluded that the proposed subadvisory fee rates under the new subadvisory agreement were reasonable.

Profitability

In connection with its annual review of advisory agreements, the Board considered the profitability of PI and subadvisers affiliated with PI. The Board concluded that the level of profitability of a subadviser not affiliated with PI, such as ACIM, may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the subadvisory fee schedules for the Portfolio contained breakpoints that reduce the fee rate on assets above specified levels.

Other Benefits to the Subadviser or its Affiliates from Serving as Subadviser

The Board considered potential ancillary benefits that might be received by ACIM and its affiliates as a result of its relationships with the Portfolio. The Board concluded that the potential benefits to be derived by ACIM included the ability to use soft dollar credits, brokerage commissions received by affiliates of ACIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits to be derived by ACIM were consistent with the types of benefits generally derived by subadvisers to mutual funds.

After consideration of these factors, the Board concluded that the approval of the subadvisory agreement was in the best interest of the Portfolio and its shareholders.

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Please note that inside is a prospectus supplement dated August 19, 2010. This supplement is separate from and not a part of the semiannual report.

0158085-00003-00

Prudential

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust (“Trust”) portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses and should be read carefully.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Trust’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (“the Commission”) at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Trust’s website at www.prudentialannuities.com.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Trust’s website at www.prudentialannuities or by calling the telephone numbers referenced above. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Form N-Q is also available on the Trust’s website at www.prudentialannuities.com or by calling the telephone numbers referenced above.

The Trust’s Statement of Additional Information contains information about the Trust’s Trustees and is available without charge upon request by calling 800-752-6342.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2010

■	DEAR CONTRACT OWNER

Our primary objective at Prudential is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 130 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is your best resource to make the most informed investment decisions to help meet your needs. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Diversification does not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stephen Pelletier

President,

Advanced Series Trust	July 30, 2010

PRESIDENT

STEPHEN PELLETIER

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2010

AST Bond Portfolio 2015
Allocation (% of Net Assets)
U.S. Government Agency Obligations	26.3%
U.S. Treasury Obligations	14.8%
Corporate Bonds	10.9%
Commercial Mortgage-Backed Securities	10.6%
Asset-Backed Securities	5.3%

AST Bond Portfolio 2016
Allocation (% of Net Assets)
U.S. Government Agency Obligations	36.8%
U.S. Treasury Obligations	6.9%
Corporate Bonds	4.0%
Asset-Backed Securities	3.3%
Commercial Mortgage-Backed Securities	2.1%

AST Bond Portfolio 2017
Allocation (% of Net Assets)
U.S. Government Agency Obligations	37.5%
U.S. Treasury Obligations	7.2%
Asset-Backed Securities	3.2%
Corporate Bonds	3.2%
Commercial Mortgage-Backed Securities	1.8%

AST Bond Portfolio 2018
Allocation (% of Net Assets)
U.S. Government Agency Obligations	28.5%
U.S. Treasury Obligations	20.6%
Commercial Mortgage-Backed Securities	11.3%
Corporate Bonds	8.1%
Asset-Backed Securities	5.6%

AST Bond Portfolio 2019
Allocation (% of Net Assets)
U.S. Government Agency Obligations	24.5%
U.S. Treasury Obligations	13.7%
Commercial Mortgage-Backed Securities	8.9%
Corporate Bonds	6.6%
Asset-Backed Securities	5.1%

AST Bond Portfolio 2020
Allocation (% of Net Assets)
U.S. Government Agency Obligations	41.9%
U.S. Treasury Obligation	6.0%
Corporate Bonds	3.5%
Asset-Backed Securities	3.2%
Commercial Mortgage-Backed Securities	2.0%

AST Bond Portfolio 2021
Allocation (% of Net Assets)
U.S. Government Agency Obligations	38.1%
Asset-Backed Securities	2.6%
U.S. Treasury Obligations	1.5%
Commercial Mortgage-Backed Securities	1.4%

AST Cohen & Steers Realty
Five Largest Holdings (% of Net Assets)
Simon Property Group, Inc., REIT	10.1%
Public Storage, Inc., REIT	5.8%
Equity Residential, REIT	4.8%
Boston Properties, Inc., REIT	4.4%
Vornado Realty Trust, REIT	4.0%

AST Global Real Estate
Five Largest Holdings (% of Net Assets)
Simon Property Group, Inc., REIT	4.5%
Sun Hung Kai Properties Ltd. (Hong Kong)	3.8%
Westfield Group, REIT (Australia)	3.6%
Unibail-Rodamco, REIT (France)	3.0%
Cheung Kong Holdings Ltd. (Hong Kong)	2.7%

AST High Yield
Allocation (% of Net Assets)
Corporate Bonds	83.4%
Residential Mortgage-Backed Securities	2.7%
Bank Loans	2.5%
Commercial Mortgage-Backed Securities	0.4%
Asset Backed Securities	0.2%

AST Investment Grade Bond
Allocation (% of Net Assets)
U.S. Treasury Obligations	36.9%
Corporate Bonds	26.9%
Commercial Mortgage-Backed Securities	4.5%
U.S. Government Agency Obligations	3.0%
Asset-Backed Securities	1.6%

AST MFS Global Equity
Five Largest Holdings (% of Net Assets)
Nestle SA (Switzerland)	3.4%
Linde AG (Germany)	2.6%
Heineken NV (Netherlands)	2.6%
Roche Holding AG (Switzerland)	2.3%
Reckitt Benckiser Group PLC (United Kingdom)	2.3%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2010

AST PIMCO Limited Maturity Bond
Allocation (% of Net Assets)
Corporate Obligations	60.2%
U.S. Treasury Obligations	24.5%
U.S. Government Agency Obligations	17.2%
Residential Mortgage-Backed Securities	7.7%
Asset Backed Securities	5.8%

AST PIMCO Total Return Bond
Allocation (% of Net Assets)
U.S. Treasury Obligations	34.9%
Corporate Obligations	26.5%
U.S. Government Mortgage-Backed Obligations	11.2%
Residential Mortgage-Backed Securities	4.8%
Municipal Bonds	3.2%

AST QMA US Equity Alpha
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	2.8%
Microsoft Corp.	2.1%
Chevron Corp.	1.8%
Bank of America Corp.	1.7%
Apple, Inc.*	1.7%

AST T. Rowe Price Global Bond
Allocation (% of Net Assets)
Foreign Bonds	52.4%
Corporate Obligations	16.1%
U.S. Government Mortgage-Backed Securities	12.9%
U.S. Treasury Obligations	10.2%
Commercial Mortgage-Backed Securities	2.9%

AST Western Asset Core Plus Bond
Allocation (% of Net Assets)
U.S. Government Mortgage-Backed Obligations	46.9%
Corporate Bonds	28.8%
U.S. Treasury Obligations	23.8%
Residential Mortgage-Backed Securities	7.1%
Asset Backed Securities	3.5%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2010

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Bond 2015	Actual	$1,000.00	$1,079.20	0.83%	$4.28
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
AST Bond 2016	Actual	$1,000.00	$1,084.80	0.94%	$4.86
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
AST Bond 2017	Actual**	$1,000.00	$1,091.00	0.96%	$4.89
	Hypothetical	$1,000.00	$1,019.93	0.96%	$4.81
AST Bond 2018	Actual	$1,000.00	$1,113.70	0.85%	$4.45
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
AST Bond 2019	Actual	$1,000.00	$1,123.90	0.88%	$4.63
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
AST Bond 2020	Actual	$1,000.00	$1,136.30	0.95%	$5.03
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
AST Bond 2021	Actual**	$1,000.00	$1,137.00	1.00%	$5.30
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST Cohen & Steers Realty	Actual	$1,000.00	$1,050.60	1.14%	$5.80
	Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71
AST Global Real Estate	Actual	$1,000.00	$952.10	1.21%	$5.86
	Hypothetical	$1,000.00	$1,018.79	1.21%	$6.06
AST High Yield	Actual	$1,000.00	$1,041.80	0.88%	$4.46
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
AST Investment Grade Bond	Actual	$1,000.00	$1,083.70	0.77%	$3.98
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86
AST MFS Global Equity	Actual	$1,000.00	$901.50	1.26%	$5.94
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2010

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST PIMCO Limited Maturity Bond	Actual	$1,000.00	$1,025.20	0.79%	$3.97
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96
AST PIMCO Total Return Bond	Actual	$1,000.00	$1,055.90	0.74%	$3.77
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
AST QMA US Equity Alpha	Actual	$1,000.00	$932.40	1.59%	$7.62
	Hypothetical	$1,000.00	$1,016.91	1.59%	$7.95
AST T. Rowe Price Global Bond	Actual	$1,000.00	$996.10	0.98%	$4.85
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
AST Western Asset Core Plus Bond	Actual	$1,000.00	$1,055.40	0.80%	$4.08
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

*	Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2010, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

**	AST Bond 2017 and AST Bond 2021 Portfolios’ “Actual” expenses are calculated using the 178 day period ended June 30, 2010 due to its inception date of January 4, 2010.

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 69.9% ASSET-BACKED SECURITIES — 5.3%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.600%	11/15/15	$1,050	$1,046,997
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.630%	02/15/14	738	737,700
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	900	899,481
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.420%	12/15/14	1,000	995,181
Chase Issuance Trust, Ser. 2007-A16, Class A16(a)	Aaa	0.837%	06/15/14	700	700,374
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3(a)	Aaa	0.417%	04/24/14	1,000	995,489
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.597%	12/15/18	1,000	969,836
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	900	912,175
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	833	832,366
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	1,000	1,019,657
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.410%	11/15/15	1,000	989,850

TOTAL ASSET-BACKED SECURITIES (cost $9,525,238)					10,099,106

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.6%
Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	550	561,182
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(a)	Aaa	5.900%	09/11/38	798	838,895
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	480	497,981
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	1,000	1,052,357
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	1,085	1,103,887
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	600	617,691
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	806	810,546
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	1,155	1,197,279
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	930	962,747
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	430	445,675
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	6.050%	04/15/45	1,000	1,024,349
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	1,250	1,296,124
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A2	Aaa	5.629%	02/12/51	1,000	1,034,202
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	390	404,557
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	1,170	1,186,743
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	1,000	1,025,394
Morgan Stanley Capital I, Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	670	681,028
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	600	620,400
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3(a)	Aaa	5.465%	12/15/44	1,200	1,241,288

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMERCIAL MORTGAGE-BACKEDSECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	$870	$879,600
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C26, Class A2	Aaa	5.935%	06/15/45	600	641,759
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	600	612,621
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	600	614,636
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	6.054%	02/15/51	1,000	1,044,290

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,793,623)					20,395,231

CORPORATE BONDS — 10.9%
Aerospace & Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	3.500%	02/15/15	400	421,944

Banking — 1.9%
American Express Co., Sr. Unsec’d. Notes	A3	7.250%	05/20/14	245	278,474
Bank of America Corp., Sr. Unsec’d. Notes, MTN(c)	A2	7.375%	05/15/14	525	588,400
Bank of Montreal (Canada), Covered Notes, 144A(c)	Aaa	2.850%	06/09/15	680	691,115
Citigroup, Inc., Sr. Unsec’d. Notes, MTN	A3	5.500%	10/15/14	475	488,355
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.700%	01/20/15	500	511,422
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%	10/15/15	500	506,437
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	525	557,415

					3,621,618

Capital Goods — 0.6%
ITT Corp., Sr. Unsec’d. Notes	Baa1	4.900%	05/01/14	510	555,742
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	455	521,539

					1,077,281

Consumer — 0.2%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa2	5.450%	10/15/12	400	435,077

Electric — 0.3%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	165	184,495
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	350	389,680

					574,175

Energy – Integrated — 1.9%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI, 144A	Baa2	4.500%	09/15/14	500	534,095
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.950%	03/03/14	630	675,294
ConocoPhillips, Gtd. Notes	A1	4.750%	02/01/14	965	1,061,269
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.900%	06/15/14	270	300,545
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	650	687,501
Statoil ASA (Norway), Gtd. Notes	Aa2	3.875%	04/15/14	300	319,278

					3,577,982

Energy – Other — 0.3%
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	5.750%	12/15/13	500	567,957

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Foods — 1.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.200%	01/15/14	$515	$592,165
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	565	611,001
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	360	413,874
Molson Coors Capital Finance ULC (Canada), Gtd. Notes	Baa2	4.850%	09/22/10	427	430,831
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15	400	424,422

					2,472,293

Healthcare & Pharmaceutical — 0.9%
Novartis Capital Corp., Gtd. Notes	Aa2	4.125%	02/10/14	500	539,464
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350%	03/15/15	500	566,486
Roche Holdings, Inc., Gtd. Notes, 144A(c)	A2	5.000%	03/01/14	575	637,836

					1,743,786

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14	475	524,313

Pipelines & Other — 0.4%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	4.600%	08/01/12	700	732,113

Retailers — 1.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.875%	09/15/14	500	543,014
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200%	08/15/15	725	787,370
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	3.000%	02/01/14	800	834,138

					2,164,522

Technology — 0.1%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	300	310,589

Telecommunications — 1.4%
AT&T, Inc., Sr. Unsec’d. Notes(c)	A2	4.850%	02/15/14	1,000	1,095,244
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.175%	06/18/14	560	585,445
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	4.949%	01/15/15	500	523,779
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.350%	04/01/19	360	416,569

					2,621,037

TOTAL CORPORATE BONDS (cost $19,324,037)					20,844,687

MUNICIPAL BOND — 0.1%
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $251,545)	A1	5.450%	04/01/15	250	264,755

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.3%
JPMorgan Chase & Co., FDIC Gtd. Notes, Ser. 3(a)		0.787%	12/26/12	15,245	15,386,534
PNC Funding Corp., FDIC Gtd. Notes(a)		0.491%	04/01/12	34,400	34,602,582
Federal National Mortgage Association(d)		5.375%	06/12/17	290	337,900

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $49,955,927)					50,327,016

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION — 1.9%
Federal National Mortgage Association (cost $3,341,552)		5.500%	02/01/34	3,374	3,639,118

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

U.S. TREASURY OBLIGATIONS — 14.8%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bonds	4.625%	02/15/40	$545	$612,614
U.S. Treasury Bonds	7.125%	02/15/23	600	830,718
U.S. Treasury Bonds	8.000%	11/15/21	850	1,236,219
U.S. Treasury Bonds	8.125%	08/15/21	1,550	2,267,359
U.S. Treasury Notes	0.625%	06/30/12	12,685	12,686,015
U.S. Treasury Notes	3.500%	05/15/20	545	570,375
U.S. Treasury Notes	1.875%	06/30/15	1,865	1,872,139
U.S. Treasury Strips Coupon(d)(f)	3.890%	05/15/24	7,065	4,141,164
U.S. Treasury Strips Coupon(f)	3.930%	11/15/24	970	554,042
U.S. Treasury Strips Coupon(f)	3.920%	08/15/24	2,030	1,173,602
U.S. Treasury Strips Coupon(f)	3.850%	11/15/23	1,025	615,869
U.S. Treasury Strips Principal(e)	3.720%	02/15/23	2,810	1,764,649

TOTAL U.S. TREASURY OBLIGATIONS (cost $27,231,423)				28,324,765

TOTAL LONG-TERM INVESTMENTS (cost $126,423,345)				133,894,678

			Shares
SHORT-TERM INVESTMENT — 14.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $27,875,803; Note 4)(g)			27,875,803	27,875,803

TOTAL INVESTMENTS — 84.5% (cost $154,299,148)				161,770,481
Other Assets in excess of liabilities(h) — 15.5%				29,650,514

NET ASSETS — 100.0%				$191,420,995

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corporation
GO	General Obligation
MTN	Medium Term Note

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(b)	Standard & Poor’s Rating.

(c)	All or portion of security is segregated as collateral for swap contracts.

(d)	Security segregated as collateral for futures contracts.

(e)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2010.

(f)	Rate shown reflects the effective yield at June 30, 2010.

(g)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized (Depreciation)
Short Positions:
80	2 Year U.S. Treasury Notes	Sep. 10	$17,442,881	$17,506,250	$(63,369)
189	5 Year U.S. Treasury Notes	Sep. 10	21,963,099	22,368,446	(405,347)
88	10 Year U.S. Treasury Notes	Sep. 10	10,651,381	10,784,125	(132,744)
53	U.S. Long Bonds	Sep. 10	6,616,231	6,757,500	(141,269)
2	U.S. Ultra Bonds	Sep. 10	261,978	271,625	(9,647)

					$(752,376)

Interest rate swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA(1)	8/31/14	$800	2.591%	3 month LIBOR	$26,248	$—	$26,248
Citibank NA(1)	12/31/15	8,175	4.093%	3 month LIBOR	1,369,361	—	1,369,361
Citibank NA(1)	2/15/17	1,780	3.363%	3 month LIBOR	96,662	—	96,662
Citibank NA(1)	6/4/20	325	3.370%	3 month LIBOR	10,919	—	10,919
Deutsche Bank AG(1)	12/31/15	5,000	4.031%	3 month LIBOR	866,358	—	866,358
JP Morgan Chase Bank(1)	12/31/15	19,600	3.800%	3 month LIBOR	2,753,072	—	2,753,072
JP Morgan Chase Bank(1)	12/31/15	8,965	3.957%	3 month LIBOR	1,395,296	—	1,395,296
JP Morgan Chase Bank(1)	12/31/15	8,001	4.212%	3 month LIBOR	1,395,361	—	1,395,361
JP Morgan Chase Bank(1)	12/31/15	4,355	4.392%	3 month LIBOR	858,670	—	858,670
JP Morgan Chase Bank(1)	12/31/15	6,936	4.493%	3 month LIBOR	1,433,371	—	1,433,371
JP Morgan Chase Bank(1)	12/31/15	3,700	4.580%	3 month LIBOR	787,099	—	787,099
JP Morgan Chase Bank(1)	12/31/15	11,400	4.609%	3 month LIBOR	2,478,507	—	2,478,507
JP Morgan Chase Bank(1)	12/31/15	3,562	4.622%	3 month LIBOR	772,360	—	772,360
JP Morgan Chase Bank(1)	12/31/15	4,523	4.843%	3 month LIBOR	1,088,811	—	1,088,811
JP Morgan Chase Bank(1)	12/31/15	1,329	4.898%	3 month LIBOR	326,786	—	326,786
Merrill Lynch Capital Services, Inc.(1)	12/31/15	4,400	2.729%	3 month LIBOR	257,550	—	257,550
Merrill Lynch Capital Services, Inc.(1)	12/31/15	1,200	2.744%	3 month LIBOR	70,864	—	70,864
Merrill Lynch Capital Services, Inc.(1)	12/31/15	5,700	3.045%	3 month LIBOR	456,777	—	456,777
Merrill Lynch Capital Services, Inc.(1)	12/31/15	2,300	3.091%	3 month LIBOR	191,972	—	191,972
Merrill Lynch Capital Services, Inc.(1)	12/31/15	2,300	3.535%	3 month LIBOR	252,503	—	252,503
Merrill Lynch Capital Services, Inc.(1)	12/31/15	2,500	3.787%	3 month LIBOR	314,845	—	314,845
Merrill Lynch Capital Services, Inc.(1)	12/31/15	22,250	3.943%	3 month LIBOR	3,432,328	—	3,432,328
Merrill Lynch Capital Services, Inc.(1)	12/31/15	4,900	4.184%	3 month LIBOR	847,643	—	847,643
Merrill Lynch Capital Services, Inc.(1)	12/31/15	19,500	4.256%	3 month LIBOR	3,506,793	—	3,506,793
Merrill Lynch Capital Services, Inc.(1)	12/31/15	31,000	4.346%	3 month LIBOR	5,753,288	—	5,753,288
Merrill Lynch Capital Services, Inc.(1)	12/31/15	7,010	4.597%	3 month LIBOR	1,519,383	—	1,519,383
Merrill Lynch Capital Services, Inc.(1)	12/31/15	3,620	4.793%	3 month LIBOR	851,246	—	851,246
Morgan Stanley Capital Services, Inc.(1)	12/31/15	15,500	2.311%	3 month LIBOR	447,321	—	447,321
Morgan Stanley Capital Services, Inc.(1)	12/31/15	7,600	2.735%	3 month LIBOR	451,031	—	451,031
Morgan Stanley Capital Services, Inc.(1)	12/31/15	4,600	2.777%	3 month LIBOR	281,356	—	281,356
Morgan Stanley Capital Services, Inc.(1)	12/31/15	6,500	2.792%	3 month LIBOR	406,200	—	406,200
Morgan Stanley Capital Services, Inc.(1)	12/31/15	3,000	2.836%	3 month LIBOR	196,547	—	196,547
Morgan Stanley Capital Services, Inc.(1)	12/31/15	3,600	2.926%	3 month LIBOR	256,815	—	256,815
Morgan Stanley Capital Services, Inc.(1)	12/31/15	4,000	2.935%	3 month LIBOR	287,837	—	287,837
Morgan Stanley Capital Services, Inc.(1)	12/31/15	2,500	2.990%	3 month LIBOR	188,642	—	188,642
Morgan Stanley Capital Services, Inc.(1)	12/31/15	1,700	3.614%	3 month LIBOR	192,680	—	192,680
Barclays Bank, PLC(2)	6/18/15	1,040	2.358%	3 month LIBOR	(15,997)	—	(15,997)
Deutsche Bank AG(2)	5/15/20	1,972	4.246%	3 month LIBOR	(359,981)	—	(359,981)
Deutsche Bank AG(2)	5/15/21	1,821	4.419%	3 month LIBOR	(374,007)	—	(374,007)

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG(2)	5/15/21	$1,815	4.446%	3 month LIBOR	$(380,064)	$—	$(380,064)
JP Morgan Chase Bank(2)	12/10/11	1,200	2.335%	3 month LIBOR	(27,393)	—	(27,393)
JP Morgan Chase Bank(2)	10/27/13	14,480	3.535%	3 month LIBOR	(1,061,260)	—	(1,061,260)
Merrill Lynch Capital Services, Inc.(2)	12/31/15	2,800	2.885%	3 month LIBOR	(190,183)	—	(190,183)
Merrill Lynch Capital Services, Inc.(2)	12/31/15	3,000	3.619%	3 month LIBOR	(343,516)	—	(343,516)
Merrill Lynch Capital Services, Inc.(2)	12/31/15	1,200	3.727%	3 month LIBOR	(146,127)	—	(146,127)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	19,000	2.571%	3 month LIBOR	(849,359)	—	(849,359)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	6,000	2.821%	3 month LIBOR	(377,065)	—	(377,065)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	4,500	2.990%	3 month LIBOR	(327,435)	—	(327,435)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.017%	3 month LIBOR	(149,085)	—	(149,085)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	5,000	3.024%	3 month LIBOR	(331,970)	—	(331,970)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.055%	3 month LIBOR	(154,392)	—	(154,392)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.245%	3 month LIBOR	(166,469)	—	(166,469)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	3,650	3.304%	3 month LIBOR	(319,353)	—	(319,353)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	1,500	3.326%	3 month LIBOR	(138,781)	—	(138,781)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.401%	3 month LIBOR	(190,876)	—	(190,876)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.414%	3 month LIBOR	(188,724)	—	(188,724)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	2,000	3.442%	3 month LIBOR	(196,239)	—	(196,239)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	5,500	3.490%	3 month LIBOR	(558,390)	—	(558,390)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	1,000	3.555%	3 month LIBOR	(109,797)	—	(109,797)
Morgan Stanley Capital Services, Inc.(2)	12/31/15	7,000	3.585%	3 month LIBOR	(794,141)	—	(794,141)

					$28,071,898	$—	$28,071,898

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$10,099,106	$—
Commercial Mortgage-Backed Securities	—	20,395,231	—
Corporate Bonds	—	20,844,687	—
Municipal Bond	—	264,755	—
U.S. Government Agency Obligations	—	50,327,016	—
U.S. Government Mortgage-Backed Obligation	—	3,639,118	—
U.S. Treasury Obligations	—	28,324,765	—
Affiliated Money Market Mutual Fund	27,875,803	—	—
Other Financial Instruments*
Futures Contracts	(752,376)	—	—
Interest Rate Swaps	—	28,071,898	—

Total	$27,123,427	$161,966,576	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2010 were as follows:

U.S. Government Agency Obligations	26.3%
U.S. Treasury Obligations	14.8
Affiliated Money Market Mutual Fund	14.6
Commercial Mortgage-Backed Securities	10.6
Asset-Backed Securities	5.3
Banking	1.9
Energy – Integrated	1.9
U.S. Government Mortgage-Backed Obligation	1.9
Telecommunications	1.4
Foods	1.3
Retailers	1.1

Healthcare & Pharmaceutical	0.9%
Capital Goods	0.6
Pipelines & Other	0.4
Electric	0.3
Energy – Other	0.3
Non-Captive Finance	0.3
Aerospace & Defense	0.2
Consumer	0.2
Municipal Bond	0.1
Technology	0.1

84.5
Other assets in excess of liabilities	15.5

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	$—	Due to broker-variation margin	$752,376	*
Interest rate contracts	Unrealized appreciation on swap agreements	35,822,502	Unrealized depreciation on swap agreements	7,750,604

Total		$35,822,502		$8,502,980

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Total
Interest rate contracts	$(1,385,347)	$1,838,856	$(3,842)	$449,667

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(1,131,102)	$11,330,804	$10,199,702

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities are as follows:

Purchased Options(1)	Futures Short Position(2)	Interest Rate Swaps(3)
$5,607	$37,988,466	$384,414,652

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2015 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Unaffiliated investments (cost $126,423,345)	$133,894,678
Affiliated investments (cost $27,875,803)	27,875,803
Cash	749,162
Unrealized appreciation on swap agreements	35,822,502
Dividends and interest receivable	502,200
Receivable for fund share sold	481,581
Receivable for investments sold	410,421
Prepaid expenses	408

Total Assets	199,736,755

LIABILITIES:
Unrealized depreciation on swap agreements	7,750,604
Payable for investments purchased	409,676
Advisory fees payable	101,034
Accrued expenses and other liabilities	32,900
Shareholder servicing fees payable	15,755
Due to broker-variation margin	4,359
Deferred trustees’ fees	890
Affiliated transfer agent fees	542

Total Liabilities	8,315,760

NET ASSETS	$191,420,995

Net assets were comprised of:
Paid-in capital	$154,712,757
Retained earnings	36,708,238

Net assets, June 30, 2010	$191,420,995

Net asset value and redemption price per share, $191,420,995 / 16,222,089 outstanding shares of beneficial interest	$11.80

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated interest income	$1,523,207
Affiliated dividend income	43,116

1,566,323

EXPENSES
Advisory fees	603,086
Shareholder servicing fees and expenses	93,829
Custodian and accounting fees	36,000
Audit fee	15,000
Shareholders’ reports	6,000
Transfer agent’s fee and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	4,929

Total expenses	774,844

NET INVESTMENT INCOME	791,479

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	660,604
Futures transactions	(1,385,347)
Swap agreement transactions	1,838,856

1,114,113

Net change in unrealized appreciation (depreciation) on:
Investments	2,192,367
Futures	(1,131,102)
Swap agreements	11,330,804

12,392,069

NET GAIN ON INVESTMENTS	13,506,182

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,297,661

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$791,479	$1,614,205
Net realized gain on investment transactions	1,114,113	6,158,758
Net change in unrealized appreciation (depreciation) on investments	12,392,069	(7,547,677)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,297,661	225,286

DISTRIBUTIONS	(7,766,305)	(1,208,573)

FUND SHARE TRANSACTIONS:
Fund share sold [2,414,022 and 12,494,237 shares, respectively]	28,534,907	140,270,790
Fund share issued in reinvestment of distributions [670,665 and 111,698 shares, respectively]	7,766,305	1,208,573
Fund share repurchased [3,452,015 and 15,318,233 shares, respectively]	(40,437,582)	(173,320,441)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(4,136,370)	(31,841,078)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,394,986	(32,824,365)
NET ASSETS:
Beginning of period	189,026,009	221,850,374

End of period	$191,420,995	$189,026,009

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 53.1% ASSET-BACKED SECURITIES — 3.3%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.600%	11/15/15	$700	$697,998
BA Credit Card Trust, Ser. 2006-A14, Class A14(a)	Aaa	0.410%	04/15/16	90	88,888
Bank of America Auto Trust, Ser. 2009-1A, Class A2, 144A	Aaa	1.700%	12/15/11	75	75,295
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670%	12/15/13	90	90,767
Bank of America Auto Trust, Ser. 2010-2, Class A2	Aaa	0.910%	10/15/12	550	550,295
Bank One Issuance Trust, Ser. 2003-A4, Class A4(a)	Aaa	0.600%	01/15/16	700	698,277
Capital Auto Receivables Asset Trust, Ser. 2006-2, Class A3B(a)	AAA(b)	0.410%	05/15/11	42	42,235
CarMax Auto Owner Trust, Ser. 2009-2, Class A2	AAA(b)	0.930%	06/15/12	143	143,111
Chase Issuance Trust, Ser. 2008-A6, Class A6(a)	Aaa	1.550%	05/15/15	60	61,498
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	570	658,182
Ford Credit Auto Owner Trust, Ser. 2007-B, Class A3A	Aaa	5.150%	11/15/11	41	41,380
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	120	121,623
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620%	03/15/14	100	101,687
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	93	92,485
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(b)	2.790%	01/15/13	100	101,757
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	650	662,777
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3B(a)	Aaa	0.750%	01/15/12	33	32,652
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.410%	11/15/15	650	643,402
MMCA Automobile Trust, Ser. 2009-A, Class A3, 144A	Aaa	3.930%	03/15/13	100	102,750
USAA Auto Owner Trust, Ser. 2010-1, Class A2	Aaa	0.630%	06/15/12	300	299,813
World Omni Automobile Lease Securitization Trust, Ser. 2009-A, Class A2	Aaa	1.020%	01/15/12	90	90,082

TOTAL ASSET-BACKED SECURITIES (cost $5,384,711)					5,396,954

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	AAA(b)	5.961%	06/10/46	150	159,486
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.609%	02/15/39	500	526,093
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	108	108,073
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(a)	Aaa	4.918%	10/15/42	300	313,716
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(a)	Aaa	5.360%	12/15/44	550	585,034
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647%	07/15/30	350	358,061
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A6(a)	Aaa	5.405%	11/12/37	200	214,075
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A4(a)	AAA(b)	5.731%	07/12/44	500	535,755
Morgan Stanley Capital I, Ser. 2006-T21, Class A4(a)	Aaa	5.162%	10/12/52	500	523,251

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,260,385)					3,323,544

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS — 4.0%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking — 1.2%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	$100	$124,159
Bank of America Corp., Sr. Unsec’d. Notes, M.T.N.	A2	7.375%	05/15/14	175	196,133
Bank of Montreal (Canada), Covered Notes, 144A	Aaa	2.850%	06/09/15	355	360,802
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, M.T.N.	Aa2	4.500%	04/01/13	250	269,315
Citigroup, Inc., Sr. Unsec’d. Notes, M.T.N.	A3	5.500%	10/15/14	175	179,920
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, M.T.N.	A1	5.375%	03/15/20	125	123,515
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.950%	03/25/20	125	129,906
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%	10/15/15	175	177,253
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%	05/15/14	215	229,983
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.625%	12/11/17	150	163,979

					1,954,965

Cable — 0.2%
Comcast Corp., Gtd. Notes	Baa1	5.150%	03/01/20	50	52,348
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/15	100	114,774
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.000%	02/01/20	125	127,830

					294,952

Capital Goods — 0.2%
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $89,861; purchased 6/24/10)(c)	Baa2	2.750%	07/01/13	90	90,276
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.	A2	1.875%	06/17/13	145	145,786

					236,062

Chemicals — 0.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	175	202,101

Electric — 0.1%
TECO Finance, Inc., Gtd. Notes	Baa3	4.000%	03/15/16	100	101,548

Energy – Integrated — 0.4%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI	Baa2	4.500%	09/15/14	200	213,638
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	100	107,877
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	125	132,212
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	150	151,485

					605,212

Energy – Other — 0.1%
EOG Resources, Inc., Sr. Unsec’d. Notes	A3	2.950%	06/01/15	120	121,119
Weatherford International, Inc., Gtd. Notes	Baa1	6.350%	06/15/17	100	105,389

					226,508

Foods — 0.2%
Dr. Pepper Snapple Group, Inc., Gtd. Notes	Baa2	6.120%	05/01/13	125	139,088
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	125	131,736
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	100	107,155

					377,979

Healthcare & Pharmaceutical — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	200	204,518
Genzyme Corp., Sr. Notes, 144A	Baa2	3.625%	06/15/15	125	126,438
Medtronic, Inc., Sr. Unsec’d. Notes	A1	3.000%	03/15/15	100	103,591
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC (Netherlands Antilles), Gtd. Notes	A3	3.000%	06/15/15	170	173,331

					607,878

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance — 0.1%
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	$55	$55,941
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	150	156,978

					212,919

Metals — 0.1%
Xstrata Canada Corp. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	150	162,461

Non-Captive Finance — 0.1%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14	175	193,168

Pipelines & Other — 0.2%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	125	128,376
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.300%	09/15/20	100	103,424

					231,800

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	203,151
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	150	174,717

					377,868

Telecommunications — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	100	130,014
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.950%	09/30/14	100	100,200
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	125	132,510

					362,724

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	8.500%	11/10/13	200	233,469

TOTAL CORPORATE BONDS (cost $6,326,510)					6,381,614

U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.8%
Citigroup Funding, Inc., FDIC Gtd. Notes, Ser. 2, M.T.N.(a)		0.668%	04/30/12	1,500	1,511,907
Federal Home Loan Banks		5.000%	11/17/17	6,400	7,303,283
Federal Home Loan Mortgage Corp		3.750%	03/27/19	17,850	18,623,315
Federal Home Loan Mortgage Corp.		5.125%	10/18/16	3,250	3,720,545
Federal National Mortgage Association		4.375%	10/15/15	13,000	14,377,948
Federal National Mortgage Association		5.000%	02/13/17	4,370	4,966,968
Financing Corp. FICO, Ser. D-P(d)		3.730%	09/26/19	1,850	1,314,453
Israel Government AID Bond (Israel), Ser. 11-Z(d)		3.530%	05/15/19	1,750	1,283,280
JPMorgan Chase & Co., FDIC Gtd. Notes, Ser. 3(a)		0.787%	12/26/12	395	398,667
PNC Funding Corp., FDIC Gtd. Notes(a)		0.491%	04/01/12	400	402,356
Resolution Funding Corp. Interest Strip(d)		2.710%	07/15/16	1,150	977,120
Resolution Funding Corp. Interest Strip(d)		3.090%	04/15/18	2,365	1,862,788
Tennessee Valley Authority		4.500%	04/01/18	2,000	2,211,196

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $56,935,276)					58,953,826

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

U.S. TREASURY OBLIGATIONS — 6.9%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bonds	4.625%	02/15/40	$175	$196,711
U.S. Treasury Notes	0.625%	06/30/12	7,875	7,875,630
U.S. Treasury Notes	1.125%	06/15/13	885	888,522
U.S. Treasury Notes	1.875%	06/30/15	150	150,574
U.S. Treasury Notes	3.500%	05/15/20	285	298,270
U.S. Treasury Strips Coupon(e)(f)	2.500%	02/15/17	1,880	1,594,894

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,825,468)				11,004,601

TOTAL LONG-TERM INVESTMENTS (cost $82,732,350)				85,060,539

SHORT-TERM INVESTMENTS — 31.3%
U.S. TREASURY OBLIGATION — 11.8%
U.S. Treasury Bill (cost $18,996,223)(g)	0.138%	07/01/10	19,000	18,999,928

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 19.5%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $31,182,088; Note 4)(h)			31,182,088	31,182,088

TOTAL SHORT-TERM INVESTMENTS (cost $50,178,311)				50,182,016

TOTAL INVESTMENTS — 84.4% (cost $132,910,661)				135,242,555
Other assets in excess of liabilities(i) — 15.6%				24,937,177

NET ASSETS — 100.0%				$160,179,732

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corporation
FICO	Financing Corporation
M.T.N.	Medium Term Note

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(b)	Standard & Poor’s Rating.

(c)	Indicates a restricted security; the aggregate original cost of such security is $89,861. The aggregate value of $90,276 is approximately 0.1% of net assets.

(d)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2010.

(e)	Security segregated as collateral for futures contracts.

(f)	Rate shown reflects the effective yield at June 30, 2010.

(g)	Rate quoted represents yield-to-maturity as of purchase date.

(h)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(i)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures contracts and interest rate swap agreements as follows:

Futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)
Long Position:
215	5 Year U.S. Treasury Notes	Sep. 10	$25,205,078	$25,445,586	$240,508

Short Positions:
81	2 Year U.S. Treasury Notes	Sep. 10	17,657,049	17,725,078	(68,029)
39	10 Year U.S. Treasury Notes	Sep. 10	4,732,654	4,779,328	(46,674)
33	U.S. Long Bond	Sep. 10	4,104,796	4,207,500	(102,704)
1	U.S. Ultra Bond	Sep. 10	130,989	135,813	(4,824)

					(222,231)

					$18,277

Interest rate swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America, NA(1)	12/31/16	$36,520	2.736%	3 month LIBOR	$602,215	$—	$602,215
Barclays Bank, PLC(1)	12/31/16	470	2.349%	3 month LIBOR	6,848	—	6,848
Barclays Bank, PLC(1)	12/31/16	4,000	2.690%	3 month LIBOR	168,560	—	168,560
Citibank, NA(1)	8/31/14	3,990	2.591%	3 month LIBOR	130,914	—	130,914
Citibank, NA(1)	3/12/15	3,460	2.635%	3 month LIBOR	131,969	—	131,969
Citibank, NA(1)	12/31/16	16,600	2.501%	3 month LIBOR	—	—	—
Citibank, NA(1)	12/31/16	12,000	2.807%	3 month LIBOR	242,040	—	242,040
Citibank, NA(1)	2/15/17	2,000	3.363%	3 month LIBOR	108,608	—	108,608
Citibank, NA(1)	6/04/20	1,085	3.370%	3 month LIBOR	36,453	—	36,453
Morgan Stanley Capital Services(1)	12/31/16	1,000	2.732%	3 month LIBOR	42,210	—	42,210
Morgan Stanley Capital Services(1)	12/31/16	5,200	3.080%	3 month LIBOR	376,324	—	376,324
Morgan Stanley Capital Services(1)	12/31/16	750	3.097%	3 month LIBOR	44,753	—	44,753
Morgan Stanley Capital Services(1)	12/31/16	950	3.106%	3 month LIBOR	70,310	—	70,310
Morgan Stanley Capital Services(1)	12/31/16	1,000	3.166%	3 month LIBOR	79,530	—	79,530
Morgan Stanley Capital Services(1)	12/31/16	550	3.228%	3 month LIBOR	37,851	—	37,851
Morgan Stanley Capital Services(1)	12/31/16	2,600	3.405%	3 month LIBOR	236,132	—	236,132
Morgan Stanley Capital Services(1)	12/31/16	2,350	3.785%	3 month LIBOR	288,862	—	288,862
Barclays Bank, PLC(2)	6/18/15	10,620	2.358%	3 month LIBOR	(163,351)	—	(163,351)
Morgan Stanley Capital Services(2)	12/31/16	1,400	2.686%	3 month LIBOR	(54,516)	—	(54,516)

					$2,385,712	$—	$2,385,712

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$5,396,954	$—
Commercial Mortgage-Backed Securities	—	3,323,544	—
Corporate Bonds	—	6,381,614	—
U.S. Government Agency Obligations	—	58,953,826	—
U.S. Treasury Obligations	—	30,004,529	—
Affiliated Money Market Mutual Fund	31,182,088	—	—
Other Financial Instruments*
Futures Contracts	18,277	—	—
Interest Rate Swaps	—	244,593	2,141,119

Total	$31,200,365	$104,305,060	$2,141,119

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate Swaps
Balance as of 12/31/09	$(217,207)
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)***	2,358,326
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/10	$2,141,119

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized loss incurred during the period for other financial instruments was $66,125.

***	Of which, $2,237,113 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2010 were as follows:

U.S. Government Agency Obligations	36.8%
Affiliated Money Market Mutual Fund	19.5
U.S. Treasury Obligations	18.7
Asset-Backed Securities	3.3
Commercial Mortgage-Backed Securities	2.1
Banking	1.2
Energy – Integrated	0.4
Healthcare & Pharmaceutical	0.4
Cable	0.2
Capital Goods	0.2
Foods	0.2
Pipelines & Other	0.2

Retailers	0.2%
Telecommunications	0.2
Tobacco	0.2
Chemicals	0.1
Electric	0.1
Energy – Other	0.1
Insurance	0.1
Metals	0.1
Non-Captive Finance	0.1

84.4
Other assets in excess of liabilities	15.6

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on swap agreements	$2,603,579		Unrealized depreciation on swap agreements	$217,867
Interest rate contracts	Due to broker-variation margin	240,508	*	Due to broker-variation margin	222,231	*

Total		$2,844,087			$440,098

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Total
Interest rate contracts	$(45,154)	$(62,814)	$(1,237)	$(109,205)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$49,416	$2,602,919	$2,652,335

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Futures Long Position(2)	Futures Short Position(2)	Interest Rate Swaps(3)
$1,808	$9,595,630	$13,482,330	$58,230,000

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2016 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Unaffiliated investments (cost $101,728,573)	$104,060,467
Affiliated investments (cost $31,182,088)	31,182,088
Cash	15,944,012
Receivable for investments sold	13,198,293
Receivable for fund share sold	7,376,300
Unrealized appreciation on swap agreements	2,603,579
Dividends and interest receivable	567,625

Total Assets	174,932,364

LIABILITIES:
Payable for investments purchased	14,398,765
Unrealized depreciation on swap agreements	217,867
Advisory fees payable	73,244
Due to broker-variation margin	26,797
Accrued expenses and other liabilities	23,995
Shareholder servicing fees payable	11,422
Affiliated transfer agent fee payable	542

Total Liabilities	14,752,632

NET ASSETS	$160,179,732

Net assets were comprised of:
Paid-in capital	$155,306,017
Retained earnings	4,873,715

Net assets, June 30, 2010	$160,179,732

Net asset value and redemption price per share, $160,179,732 / 15,456,116 outstanding shares of beneficial interest	$10.36

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated interest income	$623,828
Affiliated dividend income	23,887

647,715

EXPENSES
Advisory fees	210,526
Shareholder servicing fees and expenses	32,778
Custodian and accounting fees	26,000
Audit fee	16,000
Shareholders’ reports	9,000
Transfer agent’s fees and expenses
(including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 7)	322
Miscellaneous	1,383

Total expenses	309,009

NET INVESTMENT INCOME	338,706

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	101,872
Futures transactions	(45,154)
Swap agreement transactions	(62,814)

(6,096)

Net change in unrealized appreciation (depreciation) on:
Investments	2,500,554
Futures	49,416
Swap agreements	2,602,919

5,152,889

NET GAIN ON INVESTMENTS	5,146,793

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,485,499

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	January 2, 2009* through December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$338,706	$(11,414)
Net realized loss on investment transactions	(6,096)	(183,364)
Net change in unrealized appreciation (depreciation) on investments	5,152,889	(417,006)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,485,499	(611,784)

FUND SHARE TRANSACTIONS:
Fund share sold [19,715,740 and 6,465,397 shares, respectively]	197,903,015	63,154,609
Fund share repurchased [7,262,259 and 3,462,762 shares, respectively]	(71,893,091)	(33,858,516)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	126,009,924	29,296,093

TOTAL INCREASE IN NET ASSETS	131,495,423	28,684,309
NET ASSETS:
Beginning of period	28,684,309	—

End of period	$160,179,732	$28,684,309

*	Commencement of investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 52.9% ASSET-BACKED SECURITIES — 3.2%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.600%	11/15/15	$800	$797,712
Bank of America Auto Trust, Ser. 2009-1A, Class A2, 144A	Aaa	1.700%	12/15/11	50	50,197
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670%	07/15/13	500	508,808
Bank of America Auto Trust, Ser. 2010-2, Class A2	Aaa	0.910%	10/15/12	250	250,134
Bank One Issuance Trust, Ser. 2003-A4, Class A4(a)	Aaa	0.600%	01/15/16	800	798,031
Capital Auto Receivables Asset Trust, Ser. 2006-2, Class A3B(a)	AAA(b)	0.410%	05/15/11	12	11,651
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.630%	02/15/14	34	34,417
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	50	49,971
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	730	842,935
DaimlerChrysler Auto Trust, Ser. 2008-A, Class A3A	Aaa	3.700%	06/08/12	81	82,082
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A2	Aaa	1.210%	01/15/12	88	87,914
Honda Auto Receivables Owner Trust, Ser. 2009-3, Class A2	Aaa	1.500%	08/15/11	35	35,041
Honda Auto Receivables Owner Trust, Ser. 2010-2, Class A2	Aaa	0.820%	06/18/12	200	199,973
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	750	764,743
Hyundai Auto Receivables Trust, Ser. 2008-A, Class A3	Aaa	4.930%	12/17/12	138	142,327
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.410%	11/15/15	850	841,372
Nissan Auto Receivables Owner Trust, Ser. 2008-C, Class A3A	Aaa	5.930%	07/15/12	150	153,579
USAA Auto Owner Trust, Ser. 2010-1, Class A2	Aaa	0.630%	06/15/12	100	99,938
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130%	04/15/13	143	146,497

TOTAL ASSET-BACKED SECURITIES (cost $5,880,752)					5,897,322

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
Banc of America Commercial Mortgage, Inc., Ser. 2005-6, Class A4(a)	Aaa	5.350%	09/10/47	20	21,414
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	AAA(b)	5.961%	06/10/46	175	186,066
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.609%	02/15/39	600	631,311
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(a)	Aaa	4.918%	10/15/42	400	418,288
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(a)	Aaa	5.360%	12/15/44	610	648,856
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A6(a)	Aaa	5.405%	11/12/37	100	107,038
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A4(a)	AAA(b)	5.731%	07/12/44	500	535,755
Morgan Stanley Capital I, Ser. 2006-T21, Class A4(a)	Aaa	5.162%	10/12/52	750	784,877

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,262,710)					3,333,605

CORPORATE BONDS — 3.2%
Banking — 1.0%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	125	155,199
Bank of America Corp., Sr. Notes	A2	5.625%	07/01/20	80	80,635
Bank of America Corp., Sr. Unsec’d. Notes	A2	7.625%	06/01/19	20	22,910
Bank of Montreal (Canada), Covered Notes, 144A	Aaa	2.850%	06/09/15	355	360,802
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	Aa2	4.500%	04/01/13	250	269,315
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	50	59,606

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	$150	$148,217
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.950%	03/25/20	75	77,944
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	50	56,475
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%	04/25/18	50	53,339
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	100	104,508
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%	05/15/14	240	256,725
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.625%	12/11/17	150	163,979

					1,809,654

Cable — 0.2%
Comcast Corp., Gtd. Notes	Baa1	5.150%	03/01/20	125	130,869
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.000%	02/01/20	125	127,830

					258,699

Capital Goods — 0.2%
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $104,838; purchased 06/24/10)(c)	Baa2	2.750%	07/01/13	105	105,323
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	1.875%	06/17/13	160	160,867

					266,190

Energy – Integrated — 0.3%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	5.700%	10/15/19	115	125,608
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	25	30,212
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	100	107,877
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	150	158,654
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/22/15	175	176,733

					599,084

Energy – Other — 0.1%
EOG Resources, Inc., Sr. Unsec’d. Notes	A3	2.950%	06/01/15	135	136,259
Weatherford International Ltd. (Switzerland), Gtd. Notes	Baa1	9.625%	03/01/19	50	60,210

					196,469

Foods — 0.3%
Dr. Pepper Snapple Group, Inc., Gtd. Notes	Baa2	6.120%	05/01/13	150	166,906
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	150	158,083
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	100	107,155
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	75	86,224

					518,368

Healthcare & Pharmaceutical — 0.3%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	220	224,969
Genzyme Corp., Sr. Notes, 144A	Baa2	3.625%	06/15/15	140	141,611
Teva Pharmaceutical Finance III LLC (Netherlands Antilles), Gtd. Notes	A3	3.000%	06/15/15	190	193,723

					560,303

Insurance — 0.1%
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	65	66,113
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	175	183,140

					249,253

Metals — 0.1%
Xstrata Canada Corp. (Canada), Gtd. Notes(d)	Baa2	7.250%	07/15/12	175	189,537

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Captive Finance — 0.1%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(d)	Aa2	5.500%	01/08/20	$75	$79,257
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	50	54,128

					133,385

Pipelines & Other — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	125	128,376
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(d)	Baa2	5.300%	09/15/20	125	129,280

					257,656

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	203,152
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	175	203,836

					406,988

Telecommunications — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	75	97,510
Telecom Italia Capital SA (Luxembourg), Gtd. Notes(d)	Baa2	7.175%	06/18/19	50	53,831
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	150	159,012
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.350%	04/01/19	50	57,857

					368,210

Tobacco
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	50	62,405

TOTAL CORPORATE BONDS (cost $5,803,366)					5,876,201

U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.5%
Federal Home Loan Banks(d)		5.000%	11/17/17	1,550	1,768,764
Federal Home Loan Banks		4.875%	05/17/17	10,300	11,730,825
Federal Home Loan Mortgage Corp.(d)		3.750%	03/27/19	22,765	23,751,248
Federal Home Loan Mortgage Corp.(e)		5.125%	11/17/17	1,500	1,728,155
Federal National Mortgage Association		4.375%	10/15/15	22,250	24,608,411
Federal National Mortgage Association(f)		5.240%	11/15/21	820	510,785
Federal National Mortgage Association(d)		5.375%	06/12/17	2,525	2,942,062
Financing Corp., Ser. 11P(f)		3.620%	02/08/18	380	296,972
Tennessee Valley Authority		5.500%	07/18/17	950	1,105,794

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $66,564,800)					68,443,016

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bonds(d)		4.625%	02/15/40	195	219,192
U.S. Treasury Bonds(e)		8.000%	11/15/21	520	756,275
U.S. Treasury Notes		0.625%	06/30/12	8,840	8,840,707
U.S. Treasury Notes		1.125%	06/15/13	870	873,463
U.S. Treasury Notes		1.875%	06/30/15	255	255,976
U.S. Treasury Notes		3.500%	05/15/20	440	460,487
U.S. Treasury Strips Coupon(g)		3.820%	08/15/23	2,000	1,217,106
U.S. Treasury Strips Coupon(g)		3.890%	05/15/24	800	468,921

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,938,057)					13,092,127

TOTAL LONG-TERM INVESTMENTS (cost $94,449,685)					96,642,271

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

SHORT-TERM INVESTMENTS — 48.8%			Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 27.4%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $50,045,050; includes $28,688,049 of cash collateral received for securities on loan; Note 4)(i)(j)			50,045,050	$50,045,050

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 21.4%
U.S. Treasury Bill (cost $38,993,166)(h)	0.121%	07/01/10	$39,000	38,999,869

TOTAL SHORT-TERM INVESTMENTS (cost $89,038,216)				89,044,919

TOTAL INVESTMENTS — 101.7% (cost $183,487,901)				185,687,190
Liabilities in excess of other assets(k) — (1.7)%				(3,055,576)

NET ASSETS — 100.0%				$182,631,614

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(b)	Standard & Poor’s Rating.

(c)	Indicates a restricted security; the aggregate original cost of such securities is $104,838. The aggregate value of $105,323 is approximately 0.1% of net assets.

(d)	All or a portion of security is on loan. The aggregate market value of such securities is $28,183,460; cash collateral of $28,688,049 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(e)	Security segregated as collateral for futures contracts.

(f)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2010.

(g)	Rate shown reflects the effective yield at June 30, 2010.

(h)	Rate quoted represents yield-to-maturity as of purchase date.

(i)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(k)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)
Long Positions:
7	5 Year U.S. Treasury Notes	Sep. 10	$828,484	$828,461	$(23)
13	U.S. Long Bond	Sep. 10	1,642,303	1,657,500	15,197

					15,174

Short Positions:
13	10 Year U.S. Treasury Notes	Sep. 10	1,591,944	1,593,109	(1,165)
49	2 Year U.S. Treasury Notes	Sep. 10	10,686,981	10,722,578	(35,597)

					(36,762)

					$(21,588)

Interest rate swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	12/31/17	$5,000	3.795%	3 month LIBOR	$500,550	$—	$500,550
Citibank NA(1)	2/15/17	4,330	3.366%	3 month LIBOR	235,809	—	235,809
Citibank NA(1)	2/15/17	4,890	3.363%	3 month LIBOR	265,548	—	265,548
Citibank NA(1)	12/31/17	6,950	3.158%	3 month LIBOR	243,528	—	243,528
Citibank NA(1)	12/31/17	11,400	3.016%	3 month LIBOR	258,438	—	258,438
Citibank NA(1)	12/31/17	19,000	2.724%	3 month LIBOR	—	—	—
Citibank NA(1)	12/31/17	38,885	2.994%	3 month LIBOR	859,358	—	859,358
Citibank NA(1)	6/4/20	1,700	3.370%	3 month LIBOR	57,116	—	57,116
Citibank NA(1)	7/1/20	17,700	3.043%	3 month LIBOR	36,905	—	36,905
Morgan Stanley Capital Services(1)	12/31/17	610	3.567%	3 month LIBOR	43,749	—	43,749
Barclays Bank PLC(2)	6/18/15	8,960	2.358%	3 month LIBOR	(137,818)	—	(137,818)

					$2,363,183	$—	$2,363,183

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$5,897,322	$—
Commercial Mortgage-Backed Securities	—	3,333,605	—
Corporate Bonds	—	5,876,201	—
U.S. Government Agency Obligations	—	68,443,016	—
U.S. Treasury Obligations	—	52,091,996	—
Affiliated Money Market Mutual Fund	50,045,050	—	—
Other Financial Instruments*
Futures Contracts	(21,588)	—	—
Interest Rate Swaps	—	457,560	1,905,623

Total	$50,023,462	$136,099,700	$1,905,623

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate Swaps
Balance as of 1/4/10 (commencement of Portfolio)	$—
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)	1,905,623	***
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/10	$1,905,623

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain incurred during the period for other financial instruments was $0.

***	Of which, $1,905,623 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

U.S. Government Agency Obligations	37.5%
U.S. Treasury Obligations	28.6
Affiliated Money Market Mutual Fund (including 15.7% of collateral received for securities on loan)	27.4
Asset-Backed Securities	3.2
Commercial Mortgage-Backed Securities	1.8
Banking	1.0
Energy – Integrated	0.3
Foods	0.3
Healthcare & Pharmaceutical	0.3

Cable	0.2%
Capital Goods	0.2
Retailers	0.2
Telecommunications	0.2
Energy – Other	0.1
Insurance	0.1
Metals	0.1
Non-Captive Finance	0.1
Pipelines & Other	0.1

101.7
Liabilities in excess of other assets	(1.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$15,197	*	Due from broker-variation margin	$36,785	*
Interest rate contracts	Unrealized appreciation on swap agreements	2,501,001		Unrealized depreciation on swap agreements	137,818

Total		$2,516,198			$174,603

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period January 4, 2010 (commencement of operations) through June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$1,076,118	$249,308	$1,325,426

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(21,588)	$2,363,183	$2,341,595

For the period January 4, 2010 (commencement of operations) through June 30, 2010, the Portfolio’s average volume of derivative activities are as follows:

Futures Long Position(1)	Futures Short Position(1)	Interest Rate Swaps(2)
$1,574,292	$8,767,007	$70,612,500

(1)	Value at Trade Date.

(2)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2017 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $28,183,460:
Unaffiliated investments (cost $133,442,851)	$135,642,140
Affiliated investments (cost $50,045,050)	50,045,050
Cash	18,316,224
Receivable for investments sold	17,487,504
Receivable for fund shares sold	5,677,115
Unrealized appreciation on swap agreements	2,501,001
Dividends and interest receivable	643,860
Due from broker-variation margin	6,422
Prepaid expenses	22

Total Assets	230,319,338

LIABILITIES:
Payable to broker for collateral for securities on loan	28,688,049
Payable for investments purchased	18,724,722
Unrealized depreciation on swap agreements	137,818
Advisory fees payable	83,100
Accrued expenses and other liabilities	40,534
Shareholder servicing fees payable	12,959
Affiliated transfer agent fee payable	542

Total Liabilities	47,687,724

NET ASSETS	$182,631,614

Net assets were comprised of:
Paid-in capital	$176,165,328
Retained earnings	6,466,286

Net assets, June 30, 2010	$182,631,614

Net asset value and redemption price per share, $182,631,614 / 16,742,729 outstanding shares of beneficial interest	$10.91

STATEMENT OF OPERATIONS

(Unaudited)

For the Period January 4, 2010* through June 30, 2010

INVESTMENT INCOME
Interest	$453,147
Unaffiliated dividend income	21,187
Affiliated income from securities loaned, net	4,496

478,830

EXPENSES
Advisory fees	175,318
Shareholder servicing fees and expenses	27,310
Custodian and accounting fees	24,000
Audit fee	14,000
Trustees’ fees	7,000
Shareholders’ reports	5,000
Transfer agent’s fee and expenses
(including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	2,297

Total expenses	262,925

NET INVESTMENT INCOME	215,905

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	384,071
Futures transactions	1,076,118
Swap agreement transactions	249,308

1,709,497

Net change in unrealized appreciation (depreciation) on:
Investments	2,199,289
Futures	(21,588)
Swap agreements	2,363,183

4,540,884

NET GAIN ON INVESTMENTS	6,250,381

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,466,286

*	Commencement of investment operations.

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

January 4, 2010* through June 30, 2010
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$215,905
Net realized gain on investment transactions	1,709,497
Net change in unrealized appreciation on investments	4,540,884

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,466,286

FUND SHARE TRANSACTIONS:
Fund share sold [19,156,792 shares]	201,616,156
Fund share repurchased [2,414,063 shares]	(25,450,828)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	176,165,328

TOTAL INCREASE IN NET ASSETS	182,631,614
NET ASSETS:
Beginning of period	—

End of period	$182,631,614

*	Commencement of investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 75.2% ASSET-BACKED SECURITIES — 5.6%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.600%	11/15/15	$800	$797,712
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.630%	02/15/14	531	531,003
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	700	699,596
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.420%	12/15/14	1,000	995,181
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3(a)	Aaa	0.417%	04/24/14	1,000	995,489
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.597%	12/15/18	1,000	969,836
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	700	709,469
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	648	647,396
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	700	713,760
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.410%	11/15/15	1,000	989,850

TOTAL ASSET-BACKED SECURITIES (cost $7,582,423)					8,049,292

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.3%
Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	420	428,539
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(a)	Aaa	5.900%	09/11/38	800	840,997
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	370	383,860
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	800	841,886
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	800	813,926
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	500	514,742
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	634	636,858
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	900	932,945
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	900	931,691
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	350	362,759
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	6.050%	04/15/45	800	819,479
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	1,000	1,036,899
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A2	Aaa	5.629%	02/12/51	800	827,362
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	310	321,571
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	900	912,879
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	850	871,585
Morgan Stanley Capital I, Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	525	533,641
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	400	413,600
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3(a)	Aaa	5.465%	12/15/44	800	827,526
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	622	628,286

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C26, Class A2	Aaa	5.935%	06/15/45	$450	$481,319
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	400	408,414
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	540	553,172
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	6.054%	02/15/51	800	835,432

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,295,773)					16,159,368

CORPORATE BONDS — 8.1%
Aerospace & Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	6.000%	03/15/19	300	353,309

Banking — 2.1%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	185	229,695
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	7.375%	05/15/14	400	448,304
Bank of Montreal, Covered Notes, 144A (Canada)(c)	Aaa	2.850%	06/09/15	525	533,581
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	6.750%	05/22/19	255	283,671
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	200	238,425
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	50	49,406
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	275	310,611
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	375	391,903
Rabobank Nederland NV, Sr. Unsec’d. Notes, 144A (Netherlands)	Aaa	4.200%	05/13/14	425	451,241

					2,936,837

Capital Goods — 0.3%
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	355	406,915

Consumer — 0.2%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	300	346,453

Electric — 0.1%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	125	139,769

Energy – Integrated — 0.7%
Cenovus Energy, Inc., Sr. Unsec’d. Notes (Canada)	Baa2	5.700%	10/15/19	450	491,509
Husky Energy, Inc., Sr. Unsec’d. Notes (Canada)	Baa2	7.250%	12/15/19	75	90,637
Shell International Finance BV, Gtd. Notes (Netherlands)	Aa1	4.300%	09/22/19	250	257,996
Statoilhydro ASA, Gtd. Notes (Norway)	Aa2	5.250%	04/15/19	160	175,500

					1,015,642

Foods — 1.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	225	273,096
Bottling Group LLC, Sr. Unsec’d. Notes	A2	5.125%	01/15/19	125	138,886
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	450	486,638
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	02/15/19	525	596,546
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	275	316,154

					1,811,320

Healthcare & Pharmaceutical — 0.4%
Novartis Securities Investment Ltd., Gtd. Notes (Bermuda)	Aa2	5.125%	02/10/19	250	279,861
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	275	320,346

					600,207

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	$290	$335,576
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	290	345,164

					680,740

Media & Entertainment — 0.1%
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	5.625%	09/15/19	160	175,271

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	200	216,514

Pipelines & Other — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	170	213,660

Retailers — 0.6%
CVS Caremark Corp., Notes	Baa2	6.600%	03/15/19	315	366,559
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(c)	Aa2	4.125%	02/01/19	415	433,383

					799,942

Technology — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	240	270,074

Telecommunications — 0.8%
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.800%	02/15/19	500	562,921
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	7.175%	06/18/19	290	312,218
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.350%	04/01/19	255	295,070

					1,170,209

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	275	343,229

TOTAL CORPORATE BONDS (cost $10,298,132)					11,480,091

MUNICIPAL BOND — 0.2%
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $251,545)	A1	5.450%	04/01/15	250	264,755

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.5%
JPMorgan Chase & Co., FDIC Gtd. Notes, Ser. 3(a)		0.787%	12/26/12	13,610	13,736,356
PNC Funding Corp., FDIC Gtd. Notes(a)		0.491%	04/01/12	26,800	26,957,825

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $40,410,000)					40,694,181

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 0.9%
Federal National Mortgage Association		5.000%	TBA 30 YR	1,000	1,054,219
Federal National Mortgage Association		5.500%	TBA 30 YR	250	267,500

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $1,322,891)					1,321,719

U.S. TREASURY OBLIGATIONS — 20.6%
U.S. Treasury Bonds		4.625%	02/15/40	1,000	1,124,062
U.S. Treasury Bonds		7.125%	02/15/23	735	1,017,630
U.S. Treasury Bonds(d)		7.875%	02/15/21	1,110	1,588,861
U.S. Treasury Bonds		8.000%	11/15/21	730	1,061,694
U.S. Treasury Bonds		8.125%	08/15/21	675	987,398

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Notes	0.625%	06/30/12	$9,970	$9,970,798
U.S. Treasury Notes	1.875%	06/30/15	1,040	1,043,981
U.S. Treasury Notes(d)	2.750%	11/30/16	1,650	1,691,636
U.S. Treasury Notes	3.500%	05/15/20	540	565,142
U.S. Treasury Strips Coupon(f)	3.170%	11/15/19	1,300	968,025
U.S. Treasury Strips Coupon(f)	3.850%	11/15/23	820	492,696
U.S. Treasury Strips Coupon(d)(f)	3.890%	05/15/24	7,390	4,331,663
U.S. Treasury Strips Coupon(f)	3.920%	08/15/24	1,615	933,678
U.S. Treasury Strips Coupon(f)	3.930%	11/15/24	775	442,662
U.S. Treasury Strips Coupon(f)	3.970%	05/15/25	1,400	780,682
U.S. Treasury Strips Principal(e)	3.720%	02/15/23	3,840	2,411,478

TOTAL U.S. TREASURY OBLIGATIONS (cost $28,031,049)				29,412,086

TOTAL LONG-TERM INVESTMENTS (cost $101,191,813)				107,381,492

			Shares
SHORT-TERM INVESTMENT — 12.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $18,438,766; Note 4)(g)			18,438,766	18,438,766

TOTAL INVESTMENTS — 88.1% (cost $119,630,579)				125,820,258
Other assets in excess of liabilities(h) — 11.9%				16,930,827

NET ASSETS — 100.0%				$142,751,085

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corporation
GO	General Obligation
MTN	Medium Term Note
TBA	To Be Announced

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(b)	Standard & Poor’s Rating.

(c)	All or portion of security is segregated as collateral for swap contracts.

(d)	Security segregated as collateral for futures contracts.

(e)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2010.

(f)	Rate shown reflects the effective yield at June 30, 2010.

(g)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures contracts and interest rate swap agreements as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)
Long Position:
17	5 Year U.S. Treasury Notes	Sep. 10	$1,995,094	$2,011,976	$16,882

Short Positions:
56	2 Year U.S. Treasury Notes	Sep. 10	12,210,787	12,254,375	(43,588)
241	10 Year U.S. Treasury Notes	Sep. 10	29,141,813	29,533,797	(391,984)
120	U.S. Long Bonds	Sep. 10	14,977,672	15,300,000	(322,328)

					(757,900)

					$(741,018)

Interest rate swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Amount Notional (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA(1)	8/31/14	$340	2.591%	3 month LIBOR	$11,155	$—	$11,155
Citibank, NA(1)	2/15/17	1,780	3.363%	3 month LIBOR	96,661	—	96,661
Citibank, NA(1)	2/15/17	6,470	3.366%	3 month LIBOR	352,352	—	352,352
Citibank, NA(1)	12/31/18	4,855	4.313%	3 month LIBOR	937,915	—	937,915
Citibank, NA(1)	3/15/20	2,500	3.769%	3 month LIBOR	196,364	—	196,364
Citibank, NA(1)	8/15/25	2,670	4.349%	3 month LIBOR	296,355	—	296,355
Deutsche Bank AG(1)	12/31/18	4,997	4.383%	3 month LIBOR	1,080,393	—	1,080,393
JP Morgan Chase Bank(1)	12/31/18	7,210	4.197%	3 month LIBOR	1,286,279	—	1,286,279
JP Morgan Chase Bank(1)	12/31/18	2,550	4.205%	3 month LIBOR	451,826	—	451,826
JP Morgan Chase Bank(1)	12/31/18	6,501	4.361%	3 month LIBOR	1,297,670	—	1,297,670
Merrill Lynch Capital Services, Inc.(1)	12/31/18	1,600	3.015%	3 month LIBOR	70,106	—	70,106
Merrill Lynch Capital Services, Inc.(1)	12/31/18	31,600	3.029%	3 month LIBOR	1,418,867	—	1,418,867
Merrill Lynch Capital Services, Inc.(1)	12/31/18	1,000	3.393%	3 month LIBOR	81,911	—	81,911
Merrill Lynch Capital Services, Inc.(1)	12/31/18	8,100	4.049%	3 month LIBOR	1,171,540	—	1,171,540
Merrill Lynch Capital Services, Inc.(1)	12/31/18	21,000	4.206%	3 month LIBOR	3,756,178	—	3,756,178
Merrill Lynch Capital Services, Inc.(1)	12/31/18	11,680	4.208%	3 month LIBOR	2,097,049	—	2,097,049
Merrill Lynch Capital Services, Inc.(1)	12/31/18	2,500	4.225%	3 month LIBOR	403,433	—	403,433
Merrill Lynch Capital Services, Inc.(1)	12/31/18	10,500	4.249%	3 month LIBOR	1,915,318	—	1,915,318
Merrill Lynch Capital Services, Inc.(1)	12/31/18	27,150	4.458%	3 month LIBOR	5,676,641	—	5,676,641
Barclays Bank, PLC(2)	6/18/15	210	2.358%	3 month LIBOR	(3,230)	—	(3,230)
Deutsche Bank AG(2)	11/15/19	1,660	4.546%	3 month LIBOR	(369,787)	—	(369,787)
Deutsche Bank AG(2)	5/15/20	1,578	4.246%	3 month LIBOR	(288,097)	—	(288,097)
Deutsche Bank AG(2)	5/15/21	1,548	4.419%	3 month LIBOR	(317,960)	—	(317,960)
Deutsche Bank AG(2)	5/15/21	1,543	4.446%	3 month LIBOR	(323,109)	—	(323,109)
JP Morgan Chase Bank(2)	12/10/11	1,000	2.335%	3 month LIBOR	(22,827)	—	(22,827)
JP Morgan Chase Bank(2)	10/27/13	11,760	3.535%	3 month LIBOR	(861,907)	—	(861,907)
Morgan Stanley Capital Services, Inc.(2)	12/31/18	16,000	2.871%	3 month LIBOR	(430,690)	—	(430,690)

					$19,980,406	$—	$19,980,406

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$8,049,292	$—
Commercial Mortgage-Backed Securities	—	16,159,368	—
Corporate Bonds	—	11,480,091	—
Municipal Bond	—	264,755	—
U.S. Government Agency Obligations	—	40,694,181	—
U.S. Government Mortgage-Backed Obligations	—	1,321,719	—
U.S. Treasury Obligations	—	29,412,086	—
Affiliated Money Market Mutual Fund	18,438,766	—	—
Other Financial Instruments*
Futures Contracts	(741,018)	—	—
Interest Rate Swaps	—	19,980,406	—

Total	$17,697,748	$127,361,898	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2010 were as follows:

U.S. Government Agency Obligations	28.5%
U.S. Treasury Obligations	20.6
Affiliated Money Market Mutual Fund	12.9
Commercial Mortgage-Backed Securities	11.3
Asset-Backed Securities	5.6
Banking	2.1
Foods	1.3
U.S. Government Mortgage-Backed Obligations	0.9
Telecommunications	0.8
Energy – Integrated	0.7
Retailers	0.6
Insurance	0.5

Healthcare & Pharmaceutical	0.4%
Capital Goods	0.3
Aerospace & Defense	0.2
Consumer	0.2
Municipal Bond	0.2
Non Captive Finance	0.2
Pipelines & Other	0.2
Technology	0.2
Tobacco	0.2
Electric	0.1
Media & Entertainment	0.1

88.1
Other assets in excess of liabilities	11.9

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$16,882	*	Due to broker-variation margin	$757,900	*
Interest rate contracts	Unrealized appreciation on swap agreements	22,598,013		Unrealized depreciation on swap agreements	2,617,607

Total		$22,614,895			$3,375,507

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Total
Interest rate contracts	$(1,621,761)	$4,585,031	$(3,347)	$2,959,923

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(954,628)	$10,961,123	$10,006,495

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position(1)	Futures Short Position(1)	Interest Rate Swaps(2)
$5,357,571	$31,525,973	$362,744,744

(1)	Value at Trade Date.

(2)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2018 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Unaffiliated investments (cost $101,191,813)	$107,381,492
Affiliated investments (cost $18,438,766)	18,438,766
Unrealized appreciation on swap agreements	22,598,013
Receivable for investments sold	1,897,925
Dividends and interest receivable	378,871
Receivable for fund share sold	1,780
Prepaid expenses	320

Total Assets	150,697,167

LIABILITIES:
Payable for investments purchased	2,868,018
Unrealized depreciation on swap agreements	2,617,607
Payable to custodian	1,902,953
Payable for fund share repurchased	380,683
Advisory fees payable	77,601
Due to broker-variation margin	46,969
Accrued expenses and other liabilities	39,608
Shareholder servicing fees payable	12,101
Affiliated transfer agent fee payable	542

Total Liabilities	7,946,082

NET ASSETS	$142,751,085

Net assets were comprised of:
Paid-in capital	$112,684,006
Retained earnings	30,067,079

Net assets, June 30, 2010	$142,751,085

Net asset value and redemption price per share, $142,751,085 / 11,969,394 outstanding shares of beneficial interest	$11.93

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated interest income	$1,140,254
Affiliated dividend income	49,494

1,189,748

EXPENSES
Advisory fees	488,462
Shareholder servicing fees and expenses	75,997
Custodian and accounting fees	39,000
Audit fee	15,000
Shareholders’ reports	6,000
Transfer agent’s fee and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	3,972

Total expenses	644,431

NET INVESTMENT INCOME	545,317

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	1,030,944
Futures transactions	(1,621,761)
Swap agreement transactions	4,585,031

3,994,214

Net change in unrealized appreciation (depreciation) on:
Investments	1,869,887
Futures	(954,628)
Swap agreements	10,961,123

11,876,382

NET GAIN ON INVESTMENTS	15,870,596

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,415,913

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$545,317	$1,237,029
Net realized gain on investment transactions	3,994,214	4,781,685
Net change in unrealized appreciation (depreciation) on investments	11,876,382	(15,080,306)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,415,913	(9,061,592)

DISTRIBUTIONS	(5,958,560)	(5,801,745)

FUND SHARE TRANSACTIONS:
Fund share sold [1,457,593 and 14,161,822 shares, respectively]	16,744,966	163,146,952
Fund share issued in reinvestment of distributions [515,001 and 546,819 shares, respectively]	5,958,560	5,801,745
Fund share repurchased [3,505,539 and 14,801,906 shares, respectively]	(41,082,729)	(169,725,060)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(18,379,203)	(776,363)

TOTAL DECREASE IN NET ASSETS	(7,921,850)	(15,639,700)
NET ASSETS:
Beginning of period	150,672,935	166,312,635

End of period	$142,751,085	$150,672,935

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 59.8% ASSET-BACKED SECURITIES — 5.1%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.600%	11/15/15	$600	$598,284
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.420%	12/15/14	1,000	995,181
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3(a)	Aaa	0.417%	04/24/14	1,000	995,489
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.597%	12/15/18	1,000	969,836
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	500	506,764
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	463	462,426
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	500	509,828
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.410%	11/15/15	1,000	989,850

TOTAL ASSET-BACKED SECURITIES (cost $5,557,682)					6,027,658

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.9%
Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	280	285,693
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(a)	Aaa	5.900%	09/11/38	500	525,623
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	275	285,301
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	500	526,179
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	500	508,704
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	235	241,929
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	461	463,169
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	500	518,302
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	400	414,085
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	350	362,759
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	6.050%	04/15/45	600	614,610
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	750	777,674
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A2	Aaa	5.629%	02/12/51	500	517,101
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	200	207,465
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	550	557,870
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	400	410,158
Morgan Stanley Capital I, Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	355	360,843
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	300	310,200
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3(a)	Aaa	5.465%	12/15/44	600	620,644
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	373	376,972
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C26, Class A2	Aaa	5.935%	06/15/45	300	320,879
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	300	306,311

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	$450	$460,977
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	6.054%	02/15/51	500	522,145

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,581,971)					10,495,593

CORPORATE BONDS — 6.6%
Aerospace & Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	6.000%	03/15/19	225	264,982

Banking — 1.8%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	220	273,151
Bank of America Corp., Sr. Unsec’d. Notes, M.T.N.	A2	7.375%	05/15/14	250	280,190
Bank of Montreal (Canada), Covered Notes, 144A	Aaa	2.850%	06/09/15	385	391,293
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	165	183,552
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	150	178,818
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, M.T.N.	A1	5.375%	03/15/20	35	34,584
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	175	197,662
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.	A2	6.000%	04/28/15	245	256,043
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	275	291,979

					2,087,272

Capital Goods — 0.2%
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	245	280,829

Consumer — 0.2%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	200	230,969

Electric — 0.1%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	100	111,815

Energy – Integrated — 0.6%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.700%	10/15/19	300	327,673
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	50	60,425
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.300%	09/22/19	175	180,597
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	100	109,687

					678,382

Foods — 1.1%
Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	175	212,409
Bottling Group LLC, Sr. Unsec’d. Notes	A2	5.125%	01/15/19	90	99,998
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	300	324,425
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	02/15/19	350	397,697
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	200	229,930

					1,264,459

Healthcare & Pharmaceutical — 0.3%
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	165	184,708
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	180	209,681

					394,389

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	$190	$219,860

Insurance — 0.2%
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	190	226,142

Media & Entertainment — 0.1%
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	5.625%	09/15/19	100	109,544

Non-Captive Finance — 0.1%
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, M.T.N.	Aa2	6.000%	08/07/19	150	162,386

Pipelines & Other — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	125	157,102

Retailers — 0.5%
CVS Caremark Corp., Notes	Baa2	6.600%	03/15/19	235	273,465
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%	02/01/19	305	318,510

					591,975

Technology — 0.2%
Xerox Corp., Sr. Notes	Baa2	6.750%	02/01/17	180	202,556

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.800%	02/15/19	350	394,045
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	180	193,790

					587,835

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	185	230,900

TOTAL CORPORATE BONDS (cost $7,020,293)					7,801,397

MUNICIPAL BOND — 0.1%
State of California G.O., Taxable Var. Purp. 3 (cost $125,772)	A1	5.450%	04/01/15	125	132,377

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.5%
Financing Corp. FICO, Ser. D-P(c)		3.730%	09/26/19	1,000	710,515
Israel Government AID Bond (Israel)(c)		3.740%	03/15/20	1,000	697,829
JPMorgan Chase & Co., FDIC Gtd. Notes, Ser. 3(a)		0.787%	12/26/12	8,750	8,831,235
PNC Funding Corp., FDIC Gtd. Notes(a)		0.491%	04/01/12	18,400	18,508,358

‘TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $28,449,965)					28,747,937

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 0.9%
Federal National Mortgage Association		5.000%	TBA 30 YR	500	527,109
Federal National Mortgage Association		5.500%	TBA 30 YR	500	535,000

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $1,063,457)					1,062,109

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

U.S. TREASURY OBLIGATIONS — 13.7%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bonds(d)	4.625%	02/15/40	$540	$606,993
U.S. Treasury Bonds(f)	7.125%	02/15/23	495	685,343
U.S. Treasury Bonds	7.875%	02/15/21	95	135,984
U.S. Treasury Bonds	8.000%	11/15/21	280	407,225
U.S. Treasury Bonds	8.125%	08/15/21	475	694,836
U.S. Treasury Notes	0.625%	06/30/12	7,305	7,305,584
U.S. Treasury Notes	1.875%	06/30/15	385	386,474
U.S. Treasury Notes	2.125%	05/31/15	360	366,188
U.S. Treasury Notes	2.750%	11/30/16	760	779,178
U.S. Treasury Notes(d)	3.500%	05/15/20	530	554,677
U.S. Treasury Strips Coupon(e)	3.850%	11/15/23	500	300,424
U.S. Treasury Strips Coupon(d)(e)	3.890%	05/15/24	5,220	3,059,714
U.S. Treasury Strips Coupon(e)	3.920%	08/15/24	375	216,798
U.S. Treasury Strips Coupon(e)	3.930%	11/15/24	470	268,453
U.S. Treasury Strips Coupon(e)	3.970%	05/15/25	500	278,815

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,432,710)				16,046,686

TOTAL LONG-TERM INVESTMENTS (cost $66,231,850)				70,313,757

			Shares
SHORT-TERM INVESTMENT — 25.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $29,873,191; Note 4)(g)			29,873,191	29,873,191

TOTAL INVESTMENTS — 85.2% (cost $96,105,041)				100,186,948
Other assets in excess of liabilities(h) — 14.8%				17,400,440

NET ASSETS — 100.0%				$117,587,388

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corporation
FICO	Financing Corporation
G.O.	General Obligation
M.T.N.	Medium Term Note
TBA	To Be Announced

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(b)	Standard & Poor’s Rating.

(c)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2010.

(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(e)	Rate shown reflects the effective yield at June 30, 2010.

(f)	All or portion of security is segregated as collateral for swap contracts.

(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:

Futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)
Long Position:
52	5 Year U.S. Treasury Notes	Sep. 10	$6,068,993	$6,154,281	$85,288

Short Positions:
43	2 Year U.S. Treasury Notes	Sep. 10	9,375,610	9,409,609	(33,999)
176	10 Year U.S. Treasury Notes	Sep. 10	21,242,608	21,568,250	(325,642)
43	U.S. Long Bond	Sep. 10	5,367,477	5,482,500	(115,023)

					(474,664)

					$(389,376)

Interest rate swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA(1)	8/31/14	$230	2.591%	3 month LIBOR	$7,546	$—	$7,546
Citibank, NA(1)	3/12/15	4,840	2.635%	3 month LIBOR	184,604	—	184,604
Citibank, NA(1)	2/15/17	4,550	3.363%	3 month LIBOR	247,084	—	247,084
Citibank, NA(1)	12/31/19	1,300	3.060%	3 month LIBOR	—	—	—
Citibank, NA(1)	6/04/20	2,090	3.370%	3 month LIBOR	70,219	—	70,219
Deutsche Bank AG(1)	12/31/19	4,995	4.476%	3 month LIBOR	1,152,324	—	1,152,324
JP Morgan Chase Bank(1)	12/31/19	10,600	4.137%	3 month LIBOR	1,767,379	—	1,767,379
JP Morgan Chase Bank(1)	12/31/19	5,220	4.256%	3 month LIBOR	964,618	—	964,618
JP Morgan Chase Bank(1)	12/31/19	2,200	4.383%	3 month LIBOR	437,471	—	437,471
JP Morgan Chase Bank(1)	12/31/19	7,050	4.424%	3 month LIBOR	1,470,208	—	1,470,208
JP Morgan Chase Bank(1)	12/31/19	934	4.690%	3 month LIBOR	230,648	—	230,648
JP Morgan Chase Bank(1)	12/31/19	3,995	4.700%	3 month LIBOR	1,002,686	—	1,002,686
JP Morgan Chase Bank(1)	12/31/19	2,159	4.795%	3 month LIBOR	572,443	—	572,443
JP Morgan Chase Bank(1)	12/31/19	5,376	4.805%	3 month LIBOR	1,429,936	—	1,429,936
JP Morgan Chase Bank(1)	12/31/19	3,700	4.886%	3 month LIBOR	1,021,736	—	1,021,736
Merrill Lynch Capital Services, Inc.(1)	12/31/19	1,250	3.108%	3 month LIBOR	51,572	—	51,572
Merrill Lynch Capital Services, Inc.(1)	12/31/19	22,200	3.119%	3 month LIBOR	921,152	—	921,152
Merrill Lynch Capital Services, Inc.(1)	12/31/19	2,500	3.392%	3 month LIBOR	179,634	—	179,634
Merrill Lynch Capital Services, Inc.(1)	12/31/19	3,000	4.159%	3 month LIBOR	463,843	—	463,843
Merrill Lynch Capital Services, Inc.(1)	12/31/19	10,500	4.265%	3 month LIBOR	1,950,328	—	1,950,328
Merrill Lynch Capital Services, Inc.(1)	12/31/19	2,200	4.318%	3 month LIBOR	376,907	—	376,907
Merrill Lynch Capital Services, Inc.(1)	12/31/19	4,600	4.500%	3 month LIBOR	995,364	—	995,364
Merrill Lynch Capital Services, Inc.(1)	12/31/19	14,000	4.635%	3 month LIBOR	3,303,663	—	3,303,663
Morgan Stanley Capital Services(1)	12/31/19	4,600	2.634%	3 month LIBOR	(49,270)	—	(49,270)
Morgan Stanley Capital Services(1)	12/31/19	9,200	3.072%	3 month LIBOR	332,227	—	332,227
Morgan Stanley Capital Services(1)	12/31/19	3,500	3.123%	3 month LIBOR	146,999	—	146,999
Morgan Stanley Capital Services(1)	12/31/19	2,900	3.143%	3 month LIBOR	128,917	—	128,917
Morgan Stanley Capital Services(1)	12/31/19	4,800	3.322%	3 month LIBOR	306,051	—	306,051
Morgan Stanley Capital Services(1)	12/31/19	10,100	3.352%	3 month LIBOR	679,755	—	679,755
Morgan Stanley Capital Services(1)	12/31/19	2,000	3.419%	3 month LIBOR	149,368	—	149,368
Morgan Stanley Capital Services(1)	12/31/19	1,300	3.774%	3 month LIBOR	137,917	—	137,917
Morgan Stanley Capital Services(1)	12/31/19	7,800	4.189%	3 month LIBOR	1,238,591	—	1,238,591
Morgan Stanley Capital Services(1)	12/31/19	1,600	4.385%	3 month LIBOR	290,131	—	290,131
Morgan Stanley Capital Services(1)	12/31/19	2,200	4.389%	3 month LIBOR	399,885	—	399,885
Morgan Stanley Capital Services(1)	12/31/19	1,500	4.494%	3 month LIBOR	290,912	—	290,912
Barclays Bank, PLC(2)	6/18/15	210	2.358%	3 month LIBOR	(3,230)	—	(3,230)
Deutsche Bank AG(2)	11/15/19	957	4.546%	3 month LIBOR	(213,098)	—	(213,098)
Deutsche Bank AG(2)	5/15/20	957	4.246%	3 month LIBOR	(174,655)	—	(174,655)
Deutsche Bank AG(2)	5/15/21	892	4.419%	3 month LIBOR	(183,231)	—	(183,231)
Deutsche Bank AG(2)	5/15/21	889	4.446%	3 month LIBOR	(186,199)	—	(186,199)
JP Morgan Chase Bank(2)	12/10/11	700	2.335%	3 month LIBOR	(15,979)	—	(15,979)
JP Morgan Chase Bank(2)	10/27/13	8,140	3.535%	3 month LIBOR	(596,592)	—	(596,592)
Merrill Lynch Capital Services, Inc.(2)	12/31/19	1,300	3.224%	3 month LIBOR	(67,718)	—	(67,718)
Merrill Lynch Capital Services, Inc.(2)	12/31/19	500	3.237%	3 month LIBOR	(27,630)	—	(27,630)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Amount Notional (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	(Depreciation) Unrealized Appreciation
Merrill Lynch Capital Services, Inc.(2)	12/31/19	$300	4.159%	3 month LIBOR	$(45,895)	$—	$(45,895)
Morgan Stanley Capital Services(2)	12/31/19	13,000	2.959%	3 month LIBOR	(282,351)	—	(282,351)
Morgan Stanley Capital Services(2)	12/31/19	2,200	3.091%	3 month LIBOR	(78,658)	—	(78,658)
Morgan Stanley Capital Services(2)	12/31/19	1,500	3.102%	3 month LIBOR	(54,870)	—	(54,870)
Morgan Stanley Capital Services(2)	12/31/19	1,500	3.110%	3 month LIBOR	(55,941)	—	(55,941)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.157%	3 month LIBOR	(42,356)	—	(42,356)
Morgan Stanley Capital Services(2)	12/31/19	9,000	3.176%	3 month LIBOR	(416,001)	—	(416,001)
Morgan Stanley Capital Services(2)	12/31/19	3,200	3.193%	3 month LIBOR	(148,995)	—	(148,995)
Morgan Stanley Capital Services(2)	12/31/19	1,950	3.193%	3 month LIBOR	(93,875)	—	(93,875)
Morgan Stanley Capital Services(2)	12/31/19	700	3.355%	3 month LIBOR	(44,239)	—	(44,239)
Morgan Stanley Capital Services(2)	12/31/19	600	3.436%	3 month LIBOR	(43,464)	—	(43,464)
Morgan Stanley Capital Services(2)	12/31/19	2,000	3.449%	3 month LIBOR	(148,404)	—	(148,404)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.496%	3 month LIBOR	(79,915)	—	(79,915)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.555%	3 month LIBOR	(86,661)	—	(86,661)
Morgan Stanley Capital Services(2)	12/31/19	300	3.585%	3 month LIBOR	(23,152)	—	(23,152)
Morgan Stanley Capital Services(2)	12/31/19	1,400	3.628%	3 month LIBOR	(116,895)	—	(116,895)
Morgan Stanley Capital Services(2)	12/31/19	200	3.677%	3 month LIBOR	(17,664)	—	(17,664)
Morgan Stanley Capital Services(2)	12/31/19	400	3.780%	3 month LIBOR	(39,842)	—	(39,842)
Morgan Stanley Capital Services(2)	12/31/19	535	3.836%	3 month LIBOR	(56,695)	—	(56,695)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.843%	3 month LIBOR	(109,162)	—	(109,162)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.892%	3 month LIBOR	(115,127)	—	(115,127)
Morgan Stanley Capital Services(2)	12/31/19	1,000	4.005%	3 month LIBOR	(127,881)	—	(127,881)
Morgan Stanley Capital Services(2)	12/31/19	2,500	4.052%	3 month LIBOR	(339,354)	—	(339,354)
Morgan Stanley Capital Services(2)	12/31/19	1,000	4.191%	3 month LIBOR	(157,901)	—	(157,901)
Morgan Stanley Capital Services(2)	12/31/19	6,900	4.222%	3 month LIBOR	(1,119,907)	—	(1,119,907)
Morgan Stanley Capital Services(2)	12/31/19	2,500	4.262%	3 month LIBOR	(413,672)	—	(413,672)
Morgan Stanley Capital Services(2)	12/31/19	2,200	4.459%	3 month LIBOR	(418,666)	—	(418,666)

					$16,706,973	$—	$16,706,973

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$6,027,658	$—
Commercial Mortgage-Backed Securities	—	10,495,593	—
Corporate Bonds	—	7,801,397	—
Municipal Bond	—	132,377	—
U.S. Government Agency Obligations	—	28,747,937	—
U.S. Government Mortgage-Backed Obligations	—	1,062,109	—
U.S. Treasury Obligations	—	16,046,686	—
Affiliated Money Market Mutual Fund	29,873,191	—	—
Other Financial Instruments*
Futures Contracts	(389,376)	—	—
Interest Rate Swaps	—	16,706,973	—

Total	$29,483,815	$87,020,730	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund	25.4%
U.S. Government Agency Obligations	24.5
U.S. Treasury Obligations	13.7
Commercial Mortgage-Backed Securities	8.9
Asset-Backed Securities	5.1
Banking	1.8
Foods	1.1
U.S. Government Mortgage-Backed Obligations	0.9
Energy – Integrated	0.6
Retailers	0.5
Telecommunications	0.5
Healthcare & Pharmaceutical	0.3
Aerospace & Defense	0.2

Capital Goods	0.2%
Consumer	0.2
Healthcare Insurance	0.2
Insurance	0.2
Technology	0.2
Tobacco	0.2
Electric	0.1
Media & Entertainment	0.1
Municipal Bond	0.1
Non-Captive Finance	0.1
Pipelines & Other	0.1

85.2
Other assets in excess of liabilities	14.8

100.0%

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on swap agreements	$22,902,118		Unrealized depreciation on swap agreements	$6,195,145
Interest rate contracts	Due to broker-variation margin	85,288	*	Due to broker-variation margin	474,664	*

Total		$22,987,406			$6,669,809

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Total
Interest rate contracts	$(1,456,564)	$349,688	$(2,358)	$(1,109,234)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(507,145)	$12,139,082	$11,631,937

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position(1)	Futures Short Position(1)	Interest Rate Swaps(2)
$2,254,025	$23,077,796	$259,183,719

(1)	Value at Trade Date.

(2)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2019 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Unaffiliated investments (cost $66,231,850)	$70,313,757
Affiliated investments (cost $29,873,191)	29,873,191
Cash	1,251,904
Unrealized appreciation on swap agreements	22,902,118
Receivable for investments sold	2,688,976
Receivable for fund share sold	393,941
Dividends and interest receivable	233,856
Prepaid expenses	205

Total Assets	127,657,948

LIABILITIES:
Unrealized depreciation on swap agreements	6,195,145
Payable for investments purchased	3,743,914
Advisory fees payable	59,369
Accrued expenses and other liabilities	41,376
Due to broker-variation margin	20,922
Shareholder servicing fees payable	9,258
Affiliated transfer agent fee payable	542
Payable for fund share repurchased	34

Total Liabilities	10,070,560

NET ASSETS	$117,587,388

Net assets were comprised of:
Paid-in capital	$97,659,349
Retained earnings	19,928,039

Net assets, June 30, 2010	$117,587,388

Net asset value and redemption price per share, $117,587,388 / 9,825,026 outstanding shares of beneficial interest	$11.97

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2010
INVESTMENT INCOME
Unaffiliated interest income	$729,170
Affiliated dividend income	40,208

769,378

EXPENSES
Advisory fees	346,306
Shareholder servicing fees and expenses	53,877
Custodian and accounting fees	34,000
Audit fee	16,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Miscellaneous	3,316

Total expenses	474,499

NET INVESTMENT INCOME	294,879

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	440,343
Futures transactions	(1,456,564)
Swap agreement transactions	349,688

(666,533)

Net change in unrealized appreciation (depreciation) on:
Investments	1,185,866
Futures	(507,145)
Swap agreements	12,139,082

12,817,803

NET GAIN ON INVESTMENTS	12,151,270

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,446,149

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$294,879	$783,304
Net realized gain (loss) on investment transactions	(666,533)	5,853,871
Net change in unrealized appreciation (depreciation) on investments	12,817,803	(15,291,340)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,446,149	(8,654,165)

DISTRIBUTIONS	(6,747,228)	(433,157)

FUND SHARE TRANSACTIONS:
Fund share sold [3,083,034 and 9,478,967 shares, respectively]	36,577,666	109,430,034
Fund share issued in reinvestment of distributions [582,662 and 40,181 shares, respectively]	6,747,228	433,157
Fund share repurchased [2,987,881 and 10,491,977 shares, respectively]	(34,994,213)	(121,817,994)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	8,330,681	(11,954,803)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,029,602	(21,042,125)
NET ASSETS:
Beginning of period	103,557,786	124,599,911

End of period	$117,587,388	$103,557,786

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 56.6% ASSET-BACKED SECURITIES — 3.2%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.600%	11/15/15	$900	$897,426
BA Credit Card Trust, Ser. 2006-A14, Class A14(a)	Aaa	0.410%	04/15/16	60	59,259
Bank of America Auto Trust, Ser. 2009-1A, Class A2, 144A	Aaa	1.700%	12/15/11	75	75,295
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670%	07/15/13	535	544,425
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670%	12/15/13	60	60,511
Bank of America Auto Trust, Ser. 2010-2, Class A2	Aaa	0.910%	10/15/12	300	300,161
Bank One Issuance Trust, Ser. 2003-A4, Class A4(a)	Aaa	0.600%	01/15/16	1,000	997,539
Capital Auto Receivables Asset Trust, Ser. 2006-2, Class A3B(a)	AAA(b)	0.410%	05/15/11	33	33,496
Carmax Auto Owner Trust, Ser. 2010-1, Class A2	AAA(b)	0.830%	11/15/12	200	199,885
Chase Issuance Trust, Ser. 2008-A6, Class A6(a)	Aaa	1.550%	05/15/15	40	40,999
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	840	969,953
Ford Credit Auto Owner Trust, Ser. 2007-B, Class A3A	Aaa	5.150%	11/15/11	27	27,587
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	150	152,029
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620%	03/15/14	50	50,843
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940%	04/15/12	93	92,485
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(b)	2.790%	01/15/13	50	50,878
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	900	917,691
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3B(a)	Aaa	0.750%	01/15/12	16	16,326
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.410%	11/15/15	1,000	989,850
USAA Auto Owner Trust, Ser. 2010-1, Class A2	Aaa	0.630%	06/15/12	200	199,875
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3B(a)	Aaa	1.700%	04/15/13	95	95,715
World Omni Automobile Lease Securitization Trust, Ser. 2009-A, Class A2	Aaa	1.020%	01/15/12	60	60,055

TOTAL ASSET-BACKED SECURITIES (cost $6,810,392)					6,832,283

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	AAA(b)	5.961%	06/10/46	225	239,228
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.609%	02/15/39	750	789,139
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	48	48,247
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(a)	Aaa	4.918%	10/15/42	400	418,289
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(a)	Aaa	5.360%	12/15/44	730	776,499
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647%	07/15/30	250	255,758
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A6(a)	Aaa	5.405%	11/12/37	100	107,037
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A4(a)	AAA(b)	5.731%	07/12/44	700	750,057
Morgan Stanley Capital I, Ser. 2006-T21, Class A4(a)	Aaa	5.162%	10/12/52	900	941,852

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,239,186)					4,326,106

CORPORATE BONDS — 3.5%
Banking — 1.0%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	60	74,496
Bank of America Corp., Sr. Notes	A2	5.625%	07/01/20	80	80,635
Bank of America Corp., Sr. Unsec’d. Notes	A2	7.625%	06/01/19	20	22,910
Bank of Montreal (Canada), Covered Notes, 144A	Aaa	2.850%	06/09/15	620	630,134
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, M.T.N.	Aa2	4.500%	04/01/13	250	269,314

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	$75	$89,409
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, M.T.N.	A1	5.375%	03/15/20	175	172,920
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.950%	03/25/20	100	103,925
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	50	56,475
Merrill Lynch & Co., Inc., Notes, M.T.N.	A2	6.875%	04/25/18	75	80,009
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.	A2	5.950%	12/28/17	100	101,266
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%	05/15/14	290	310,210
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.625%	12/11/17	175	191,309

					2,183,012

Cable — 0.2%
Comcast Corp., Gtd. Notes	Baa1	5.150%	03/01/20	150	157,043
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.000%	02/01/20	150	153,396

					310,439

Capital Goods — 0.2%
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $124,808; purchased 6/24/10)(c)	Baa2	2.750%	07/01/13	125	125,384
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.	A2	1.875%	06/17/13	190	191,030
United Technologies Corp., Sr. Unsec’d. Notes	A2	6.125%	02/01/19	75	89,440

					405,854

Energy – Integrated — 0.3%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.700%	10/15/19	135	147,453
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	100	107,877
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	175	185,096
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/22/15	205	207,030

					647,456

Energy – Other — 0.1%
EOG Resources, Inc., Sr. Unsec’d. Notes	A3	2.950%	06/01/15	150	151,399
Weatherford International, Inc., Gtd. Notes	Baa1	6.350%	06/15/17	75	79,042

					230,441

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	5.000%	04/15/20	100	104,553
Dr. Pepper Snapple Group, Inc., Gtd. Notes	Baa2	6.120%	05/01/13	175	194,723
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	175	184,431
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	125	133,944
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	75	86,224

					703,875

Healthcare & Pharmaceutical — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	260	265,873
Genzyme Corp., Sr. Notes, 144A	Baa2	3.625%	06/15/15	170	171,956
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.450%	03/15/20	100	106,561
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	50	58,245
Teva Pharmaceutical Finance III LLC (Netherlands), Gtd. Notes	A3	3.000%	06/15/15	225	229,408

					832,043

Insurance — 0.2%
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	75	76,284
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	200	209,303

					285,587

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media & Entertainment
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	$55	$56,720

Metals — 0.1%
Xstrata Canada Corp. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	200	216,614

Non-Captive Finance — 0.1%
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.	Aa2	5.500%	01/08/20	75	79,256
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, M.T.N.	Aa2	6.000%	08/07/19	75	81,193

					160,449

Pipelines & Other — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%	03/15/20	55	56,235
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	150	154,052
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.300%	09/15/20	150	155,135

					365,422

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	250	253,939
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	200	232,956

					486,895

Telecommunications — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	100	130,014
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	50	53,831
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	175	185,513
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.350%	04/01/19	50	57,857

					427,215

Tobacco
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	50	62,405

TOTAL CORPORATE BONDS (cost $7,264,124)					7,374,427

U.S. GOVERNMENT AGENCY OBLIGATIONS — 41.9%
Federal Home Loan Banks, Ser. 1		4.875%	05/17/17	12,010	13,678,369
Federal Home Loan Mortgage Corp.		3.750%	03/27/19	25,880	27,001,199
Federal National Mortgage Association		4.375%	10/15/15	26,500	29,308,894
Federal National Mortgage Association(d)		5.375%	06/12/17	2,000	2,330,346
Federal National Mortgage Association(e)		6.250%	05/15/29	1,000	1,237,302
Financing Corp. FICO, Ser. D-P(f)		3.770%	09/26/19	4,150	2,948,637
Israel Government AID Bond (Israel)(f)		4.400%	03/15/20	3,000	2,093,487
Israel Government AID Bond (Israel), Ser. 11-Z(f)		3.560%	05/15/19	1,100	806,633
Residual Funding – Strip(f)		4.470%	07/15/20	10,800	7,418,790
Residual Funding – Strip(f)		4.620%	01/15/21	3,500	2,342,463

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $86,093,618)					89,166,120

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bonds		4.625%	02/15/40	235	264,155
U.S. Treasury Notes		0.625%	06/30/12	10,720	10,720,858
U.S. Treasury Notes		3.500%	05/15/20	550	575,608
U.S. Treasury Notes		1.125%	06/15/13	825	828,284

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Notes	1.875%	06/30/15	$195	$195,746
U.S. Treasury Notes(d)	2.750%	11/30/16	220	225,551

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,749,053)				12,810,202

TOTAL LONG-TERM INVESTMENTS (cost $117,156,373)				120,509,138

SHORT-TERM INVESTMENTS — 27.8%
U.S. TREASURY OBLIGATION — 22.5%
U.S. Treasury Bill (cost $47,991,645)(g)	0.121%	07/01/10	48,000	47,999,840

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 5.3%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $11,291,040; Note 4)(h)			11,291,040	11,291,040

TOTAL SHORT-TERM INVESTMENTS (cost $59,282,685)				59,290,880

TOTAL INVESTMENTS — 84.4% (cost $176,439,058)				179,800,018
Other assets in excess of liabilities(i) —15.6%				33,125,114

NET ASSETS — 100.0%				$212,925,132

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
M.T.N.	Medium Term Note

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(b)	Standard & Poor’s Rating.

(c)	Indicates a restricted security; the aggregate original cost of such securities is $124,808. The aggregate value of $125,384 is approximately 0.1% of net assets.

(d)	Security segregated as collateral for futures contracts.

(e)	All or portion of security is segregated as collateral for swap contracts.

(f)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2010.

(g)	Rate quoted represents yield-to-maturity as of purchase date.

(h)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(i)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures contracts and interest rate swap agreements as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)
Long Position:
111	U.S. Long Bonds	Sep. 10	$13,533,082	$14,152,500	$619,418

Short Positions:
40	2 Year U.S. Treasury Notes	Sep. 10	8,736,964	8,753,125	(16,161)
517	5 Year U.S. Treasury Notes	Sep. 10	60,582,671	61,187,758	(605,087)
22	10 Year U.S. Treasury Notes	Sep. 10	2,694,059	2,696,031	(1,972)

					(623,220)

					$(3,802)

Interest rate swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	12/31/20	$48,060	3.407%	3 month LIBOR	$1,273,109	$—	$1,273,109
Citibank, N.A.(1)	6/4/20	5,630	3.370%	3 month LIBOR	189,155	—	189,155
Citibank, N.A.(1)	7/1/20	4,100	3.043%	3 month LIBOR	8,549	—	8,549
Citibank, N.A.(1)	12/31/20	21,900	3.193%	3 month LIBOR	—	—	—
Citibank, N.A.(1)	12/31/20	16,400	3.462%	3 month LIBOR	510,204	—	510,204
Citibank, N.A.(1)	12/31/20	20,000	3.832%	3 month LIBOR	1,483,600	—	1,483,600
Morgan Stanley Capital Services, Inc.(1)	12/31/20	28,000	3.435%	3 month LIBOR	827,960	—	827,960
Morgan Stanley Capital Services, Inc.(1)	12/31/20	4,600	4.058%	3 month LIBOR	514,050	—	514,050
Morgan Stanley Capital Services, Inc.(1)	12/31/20	4,650	4.099%	3 month LIBOR	533,866	—	533,866
Barclays Bank, PLC(2)	6/18/15	9,790	2.358%	3 month LIBOR	(150,584)	—	(150,584)

					$5,189,909	$—	$5,189,909

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$6,832,283	$—
Commercial Mortgage-Backed Securities	—	4,326,106	—
Corporate Bonds	—	7,374,427	—
U.S. Government Agency Obligations	—	89,166,120	—
U.S. Treasury Obligations	—	60,810,042	—
Affiliated Money Market Mutual Fund	11,291,040	—
Other Financial Instruments*
Futures Contracts	(3,802)	—	—
Interest Rate Swaps	—	47,120	5,142,789

Total	$11,287,238	$168,556,098	$5,142,789

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate Swaps
Balance as of 12/31/09	$(447,867)
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)	5,590,656	***
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/10	$5,142,789

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized loss during the reporting period for other financial instruments was $237,200.

***	Of which, $5,142,789 was included in Net Assets relating to securities held at the reporting period end.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2010 were as follows:

U.S. Government Agency Obligations	41.9%
U.S. Treasury Obligations	28.5
Affiliated Money Market Mutual Fund	5.3
Asset-Backed Securities	3.2
Commercial Mortgage-Backed Securities	2.0
Banking	1.0
Healthcare & Pharmaceutical	0.4
Energy – Integrated	0.3
Foods	0.3
Cable	0.2
Capital Goods	0.2
Insurance	0.2
Pipelines & Other	0.2
Retailers	0.2
Telecommunications	0.2
Energy – Other	0.1
Metals	0.1
Non-Captive Finance	0.1

84.4
Other assets in excess of liabilities	15.6

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$619,418	*	Due from broker-variation margin	$623,220	*
Interest rate contracts	Unrealized appreciation on swap agreements	5,340,493		Unrealized depreciation on swap agreements	150,584

Total		$5,959,911			$773,804

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Total
Interest rate contracts	$100,949	$(219,986)	$(990)	$(120,027)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$982	$5,637,776	$5,638,758

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position(1)	Futures Short Position(1)	Interest Rate Swaps(2)
$5,705,642	$32,761,075	$259,183,719

(1)	Value at Trade Date.

(2)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2020 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Unaffiliated investments (cost $165,148,018)	$168,508,978
Affiliated investments (cost $11,291,040)	11,291,040
Cash	21,016,797
Receivable for investments sold	27,726,211
Receivable for fund share sold	7,556,813
Unrealized appreciation on swap agreements	5,340,493
Dividends and interest receivable	698,289
Due from broker-variation margin	83,547
Prepaid expenses	9

Total Assets	242,222,177

LIABILITIES:
Payable for investments purchased	28,998,355
Unrealized depreciation on swap agreements	150,584
Advisory fees payable	109,472
Accrued expenses and other liabilities	22,733
Shareholder servicing fees payable	15,359
Affiliated transfer agent fee payable	542

Total Liabilities	29,297,045

NET ASSETS	$212,925,132

Net assets were comprised of:
Paid-in capital	$204,292,157
Retained earnings	8,632,975

Net assets, June 30, 2010	$212,925,132

Net asset value and redemption price per share, $212,925,132 / 20,938,746 outstanding shares of beneficial interest	$10.17

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2010
INVESTMENT INCOME
Unaffiliated interest income	$455,298
Affiliated dividend income	19,672

474,970

EXPENSES
Advisory fees	217,004
Shareholder servicing fees and expenses	33,797
Custodian and accounting fees	26,000
Audit fee	23,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 7)	266
Miscellaneous	2,245

Total expenses	321,312

NET INVESTMENT INCOME	153,658

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	136,301
Futures transactions	100,949
Swap agreement transactions	(219,986)

17,264

Net change in unrealized appreciation (depreciation) on:
Investments	3,530,014
Futures	982
Swap agreements	5,637,776

9,168,772

NET GAIN ON INVESTMENTS	9,186,036

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,339,694

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	January 2, 2009* through December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$153,658	$(3,915)
Net realized gain (loss) on investment transactions	17,264	(81,099)
Net change in unrealized appreciation (depreciation) on investments	9,168,772	(621,705)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,339,694	(706,719)

FUND SHARE TRANSACTIONS:
Fund share sold [28,724,930 and 2,000,803 shares, respectively]	277,890,174	18,894,843
Fund share repurchased [8,772,201 and 1,014,786 shares, respectively]	(83,130,438)	(9,362,422)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	194,759,736	9,532,421

TOTAL INCREASE IN NET ASSETS	204,099,430	8,825,702
NET ASSETS:
Beginning of period	8,825,702	—

End of period	$212,925,132	$8,825,702

*	Commencement of investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 43.6% ASSET-BACKED SECURITIES — 2.6%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
American Express Credit Account Master Trust, Ser. 2010-1, Class A(a)	Aaa	0.600%	11/15/15	$150	$149,571
Bank of America Auto Trust, Ser. 2010-2, Class A2	Aaa	0.910%	10/15/12	150	150,080
Bank One Issuance Trust, Ser. 2003-A4, Class A4(a)	Aaa	0.600%	01/15/16	150	149,631
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(a)	Aaa	0.630%	02/15/14	34	34,417
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	140	161,659
DaimlerChrysler Auto Trust, Ser. 2008-A, Class A3A	Aaa	3.700%	06/08/12	46	46,904
Honda Auto Receivables Owner Trust, Ser. 2009-3, Class A2	Aaa	1.500%	08/15/11	35	35,042
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	175	178,440
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.410%	11/15/15	150	148,477
USAA Auto Owner Trust, Ser. 2009-1, Class A3	Aaa	3.020%	06/17/13	50	50,790
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130%	04/15/13	48	48,832

TOTAL ASSET-BACKED SECURITIES (cost $1,151,510)					1,153,843

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	AAA(b)	5.961%	06/10/46	50	53,162
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.609%	02/15/39	150	157,828
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(a)	Aaa	4.918%	10/15/42	100	104,572
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(a)	Aaa	5.360%	12/15/44	110	117,007
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	AAA(b)	5.838%	05/12/39	25	26,707
Morgan Stanley Capital I, Ser. 2006-T21, Class A4(a)	Aaa	5.162%	10/12/52	150	156,975

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $602,938)					616,251

U.S. GOVERNMENT AGENCY OBLIGATIONS — 38.1%
Federal Home Loan Banks(c)		5.000%	11/17/17	500	570,569
Federal Home Loan Banks, Ser. 1		4.875%	05/17/17	2,290	2,608,115
Federal Home Loan Mortgage Corp.(c)		3.750%	03/27/19	6,210	6,479,036
Federal National Mortgage Association		4.375%	10/15/15	5,250	5,806,479
Federal National Mortgage Association(d)		5.375%	06/12/17	450	524,328
Israel Government AID Bond (Israel)		5.500%	04/26/24	1,000	1,175,003

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $16,656,562)					17,163,530

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds		4.625%	02/15/40	45	50,583
U.S. Treasury Bonds		7.125%	02/15/23	45	62,304
U.S. Treasury Notes		1.875%	06/30/15	200	200,765
U.S. Treasury Notes		3.500%	05/15/20	260	272,106
U.S. Treasury Strips Coupon(e)		3.890%	05/15/24	200	117,230

TOTAL U.S. TREASURY OBLIGATIONS (cost $674,546)					702,988

TOTAL LONG-TERM INVESTMENTS (cost $19,085,556)					19,636,612

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
SHORT-TERM INVESTMENTS — 47.8%
U.S. TREASURY OBLIGATION — 24.5%
U.S. Treasury Bill (cost $10,998,141)(f)	0.138%	07/01/10	$11,000	$10,999,964

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 23.3%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $10,501,696; includes $6,442,833 of cash collateral received for securities on loan)(Note 4)(g)(h)			10,501,696	10,501,696

TOTAL SHORT-TERM INVESTMENTS (cost $21,499,837)				21,501,660

TOTAL INVESTMENTS — 91.4% (cost $40,585,393)				41,138,272
Other assets in excess of liabilities(i) 8.6%				3,847,015

NET ASSETS — 100.0%				$44,985,287

The following abbreviation is used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(b)	Standard & Poor’s Rating.

(c)	All or a portion of security is on loan. The aggregate market value of such securities is $6,365,755; cash collateral of $6,442,833 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Security segregated as collateral for futures contracts.

(e)	Rate shown reflects the effective yield at June 30, 2010.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures contracts and interest rate swap agreements as follows:

Futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)
Long Positions:
47	U.S. Long Bond	Sep. 10	$5,730,345	$5,992,500	$262,155
1	U.S. Ultra Bond	Sep. 10	132,066	135,813	3,747

					265,902

Short Positions:
4	2 Year U.S. Treasury Notes	Sep. 10	874,112	875,312	(1,200)
19	5 Year U.S. Treasury Notes	Sep. 10	2,239,360	2,248,680	(9,320)
4	10 Year U.S. Treasury Notes	Sep. 10	489,829	490,187	(358)

					(10,878)

					$255,024

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank, PLC(1)	12/31/21	$2,100	4.338%	3 month LIBOR	$308,322	$—	$308,322
Citibank, NA(1)	3/12/20	800	3.750%	3 month LIBOR	61,719	—	61,719
Citibank, NA(1)	6/4/20	2,170	3.370%	3 month LIBOR	72,907	—	72,907
Citibank, NA(1)	6/28/20	4,500	3.205%	3 month LIBOR	75,607	—	75,607
Citibank, NA(1)	7/1/20	1,200	3.043%	3 month LIBOR	2,502	—	2,502
Citibank, NA(1)	12/31/21	6,500	3.311%	3 month LIBOR	—	—	—
Citibank, NA(1)	12/31/21	5,735	3.547%	3 month LIBOR	81,570	—	181,570
Citibank, NA(1)	12/31/21	3,400	3.580%	3 month LIBOR	116,246	—	116,246
Citibank, NA(1)	12/31/21	2,100	3.748%	3 month LIBOR	117,789	—	117,789
Citibank, NA(1)	12/31/21	5,000	3.948%	3 month LIBOR	405,800	—	405,800
Barclays Bank, PLC(2)	6/18/15	4,170	2.358%	3 month LIBOR	(64,140)	—	(64,140)
Citibank, NA(2)	6/28/15	8,700	2.225%	3 month LIBOR	(71,491)	—	(71,491)

					$1,206,831	$—	$1,206,831

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$1,153,843	$—
Commercial Mortgage-Backed Securities	—	616,251	—
U.S. Government Agency Obligations	—	17,163,530	—
U.S. Treasury Obligations	—	11,702,952	—
Affiliated Money Market Mutual Fund	10,501,696	—	—
Other Financial Instruments*
Futures Contracts	255,024	—	—
Interest Rate Swaps	—	77,104	1,129,727

Total	$10,756,720	$30,713,680	$1,129,727

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate Swaps
Balance as of 1/4/10 (commencement of portfolio)	$—
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)	1,129,727	***
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/10	$1,129,727

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain incurred during the period for other financial instruments was $90,000.

***	Of which, $1,129,727 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2010 were as follows:

U.S. Government Agency Obligations	38.1%
U.S. Treasury Obligations	26.0
Affiliated Money Market Mutual Fund (including 14.3% of collateral received for securities on loan)	23.3
Asset-Backed Securities	2.6
Commercial Mortgage-Backed Securities	1.4

91.4
Other assets in excess of liabilities	8.6

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$265,902	*	Due from broker-variation margin	$10,878	*
Interest rate contracts	Unrealized appreciation on swap agreements	1,342,462		Unrealized depreciation on swap agreements	135,631

Total		$1,608,365			$146,509

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period January 4, 2010 (commencement of operations) through June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(24,501)	$91,451	$66,950

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$255,024	$1,206,831	$1,461,855

For the period January 4, 2010 (commencement of operations) through June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position(1)	Futures Short Position(1)	Interest Rate Swaps(2)
$3,165,595	$2,432,591	$24,812,500

(1)	Value at Trade Date.

(2)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2021 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan $6,365,755:
Unaffiliated investments (cost $30,083,697)	$30,636,576
Affiliated investments (cost $10,501,696)	10,501,696
Cash	6,273,267
Receivable for investments sold	8,886,175
Receivable for fund share sold	2,683,844
Unrealized appreciation on swap agreements	1,342,462
Dividends and interest receivable	147,304
Due from broker-variation margin	20,047
Prepaid expenses	22

Total Assets	60,491,393

LIABILITIES:
Payable for investments purchased	8,883,036
Payable to broker for collateral for securities on loan	6,442,833
Unrealized depreciation on swap agreements	135,631
Accrued expenses and other liabilities	28,461
Advisory fees payable	12,712
Shareholder servicing fees payable	2,890
Affiliated transfer agent fee payable	542
Payable for fund share repurchased	1

Total Liabilities	15,506,106

NET ASSETS	$44,985,287

Net assets were comprised of:
Paid-in capital	$42,817,392
Retained earnings	2,167,895

Net assets, June 30, 2010	$44,985,287

Net asset value and redemption price per share, $44,985,287 / 3,956,935 outstanding shares of beneficial interest	$11.37

.

STATEMENT OF OPERATIONS

(Unaudited)

For the Period January 4, 2010* through June 30, 2010

INVESTMENT INCOME
Unaffiliated interest income	$120,431
Unaffiliated dividend income	3,764
Affiliated income from securities loaned, net	1,257

125,452

EXPENSES
Advisory fees	40,431
Custodian and accounting fees	20,000
Audit fee	15,000
Trustees’ fees	7,000
Shareholder servicing fees and expenses	6,297
Shareholders’ reports	6,000
Transfer agent’s fee and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 7)	54
Miscellaneous	832

Total expenses	104,614
Less: advisory fee waiver and expense reimbursement	(41,289)

Net expenses	63,325

NET INVESTMENT INCOME	62,127

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	24,084
Futures transactions	(24,501)
Swap agreement transactions	91,451

91,034

Net change in unrealized appreciation (depreciation) on:
Investments	552,879
Futures	255,024
Swap agreements	1,206,831

2,014,734

NET GAIN ON INVESTMENTS	2,105,768

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,167,895

*	Commencement of investment operations

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

January 4, 2010* through June 30, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$62,127
Net realized gain on investment transactions	91,034
Net change in unrealized appreciation on investments	2,014,734

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,167,895

FUND SHARE TRANSACTIONS:
Fund share sold [4,715,261 shares]	51,113,896
Fund share repurchased [758,326 shares]	(8,296,504)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	42,817,392

TOTAL INCREASE IN NET ASSETS	44,985,287
NET ASSETS:
Beginning of period	—

End of period	$44,985,287

*	Commencement of investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS	Shares	Value (Note 2)
Apartment — 16.7%
Apartment Investment & Management Co. (Class A Stock), REIT	363,137	$7,033,964
AvalonBay Communities, Inc., REIT	105,732	9,872,197
BRE Properties, Inc., REIT	184,955	6,830,388
Colonial Properties Trust, REIT	127,754	1,856,266
Education Realty Trust, Inc., REIT	196,551	1,185,203
Equity Residential, REIT	432,507	18,009,591
Essex Property Trust, Inc., REIT	47,136	4,597,645
Home Properties, Inc., REIT	91,883	4,141,167
Post Properties, Inc., REIT	151,323	3,439,572
UDR, Inc., REIT	292,048	5,586,878

		62,552,871

Diversified Operations — 5.6%
Cousins Properties, Inc., REIT	341,561	2,302,121
Forest City Enterprises, Inc. (Class A Stock)*	341,071	3,860,924
Vornado Realty Trust, REIT	203,886	14,873,484

		21,036,529

Healthcare — 11.9%
Brookdale Senior Living, Inc.*	251,421	3,771,315
HCP, Inc., REIT	389,413	12,558,569
Health Care REIT, Inc., REIT	140,453	5,915,880
Nationwide Health Properties, Inc., REIT	261,943	9,369,701
Senior Housing Properties Trust, REIT	190,543	3,831,820
Ventas, Inc., REIT	191,187	8,976,230

		44,423,515

Hotels — 6.7%
Hersha Hospitality Trust, REIT	787,498	3,559,491
Hospitality Properties Trust, REIT	229,846	4,849,751
Host Hotels & Resorts, Inc., REIT	813,833	10,970,469
Hyatt Hotels Corp. (Class A Stock)*	66,982	2,484,362
Strategic Hotels & Resorts, Inc., REIT*	414,124	1,818,004
Sunstone Hotel Investors, Inc., REIT*	125,824	1,249,432

		24,931,509

Industrial — 4.7%
AMB Property Corp., REIT	73,973	1,753,900
EastGroup Properties, Inc., REIT	168,719	6,003,022
ProLogis, REIT	970,812	9,834,325

		17,591,247

Manufactured Home — 1.5%
Equity LifeStyle Properties, Inc., REIT	118,777	5,728,615

Office — 10.7%
BioMed Realty Trust, Inc., REIT	316,052	5,085,277
Boston Properties, Inc., REIT	230,799	16,465,201
Brookfield Properties Corp. (Canada)	152,037	2,135,130
Douglas Emmett, Inc., REIT	254,389	3,617,412

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Office (continued)
Hudson Pacific Properties, Inc., REIT*	93,642	$1,615,324
Kilroy Realty Corp., REIT	53,279	1,583,985
Mack-Cali Realty Corp., REIT	74,950	2,228,263
SL Green Realty Corp., REIT	134,097	7,380,699

		40,111,291

Office/Industrial — 5.3%
Duke Realty Corp., REIT	693,835	7,875,027
Liberty Property Trust, REIT	226,509	6,534,785
PS Business Parks, Inc., REIT	95,885	5,348,465

		19,758,277

Regional Mall — 14.0%
General Growth Properties, Inc., REIT	422,916	5,607,866
Macerich Co. (The), REIT	239,960	8,955,307
Simon Property Group, Inc., REIT	466,864	37,699,268

		52,262,441

Self Storage — 6.5%
Public Storage, Inc., REIT	244,893	21,528,544
Sovran Self Storage, Inc., REIT	81,507	2,806,286

		24,334,830

Shopping Centers — 11.9%
Alexander’s, Inc., REIT	8,647	2,619,349
Developers Diversified Realty Corp., REIT	865,506	8,568,510
Federal Realty Investment Trust, REIT	51,494	3,618,483
Inland Real Estate Corp., REIT	110,516	875,287
Kimco Realty Corp., REIT	881,539	11,847,884
Regency Centers Corp., REIT	226,374	7,787,266
Tanger Factory Outlet Centers, Inc., REIT	53,580	2,217,140
Weingarten Realty Investors, REIT	372,060	7,087,743

		44,621,662

Specialty — 2.5%
Digital Realty Trust, Inc., REIT	157,959	9,111,075

TOTAL LONG-TERM INVESTMENTS (cost $336,551,766)		366,463,862

SHORT-TERM INVESTMENT — 2.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $10,753,497)(w)	10,753,497	10,753,497

TOTAL INVESTMENTS — 100.9% (cost $347,305,263)		377,217,359
Liabilities in excess of other assets — (0.9)%		(3,244,338)

NET ASSETS — 100.0%		$373,973,021

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST COHEN & STEERS REALTY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$366,463,862	$—	$—
Affiliated Money Market Mutual Fund	10,753,497	—	—

Total	$377,217,359	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Apartment	16.7%
Regional Mall	14.0
Shopping Centers	11.9
Healthcare	11.9
Office	10.7
Hotels	6.7
Self Storage	6.5
Diversified Operations	5.6
Office/Industrial	5.3
Industrial	4.7
Affiliated Money Market Mutual Fund	2.9
Specialty	2.5
Manufactured Home	1.5

100.9
Liabilities in excess of other assets	(0.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST COHEN & STEERS REALTY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Unaffiliated investments (cost $336,551,766)	$366,463,862
Affiliated investments (cost $10,753,497)	10,753,497
Cash	152,085
Receivable for investments sold	2,468,386
Dividends receivable	953,469
Receivable for fund share sold	6,527
Prepaid expenses	2,684

Total Assets	380,800,510

LIABILITIES:
Payable for investments purchased	3,837,349
Payable for fund share repurchased	2,819,554
Advisory fees payable	133,749
Accrued expenses and other liabilities	34,966
Shareholder servicing fees payable	1,329
Affiliated transfer agent fee payable	542

Total Liabilities	6,827,489

NET ASSETS	$373,973,021

Net assets were comprised of:
Paid-in capital	$441,781,623
Retained earnings	(67,808,602)

Net assets, June 30, 2010	$373,973,021

Net asset value and redemption price per share, $373,973,021 / 75,037,552 outstanding shares of beneficial interest	$4.98

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $6,514 foreign withholding tax)	$6,525,854
Affiliated dividend income	12,592

6,538,446

EXPENSES
Advisory fees	1,968,569
Shareholder servicing fees and expenses	196,857
Custodian and accounting fees	43,000
Audit fee	9,000
Trustees’ fees	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	3,000
Insurance expenses	2,000
Loan interest expense (Note 7)	366
Miscellaneous	5,897

Total expenses	2,246,689

NET INVESTMENT INCOME	4,291,757

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	60,564,501
Foreign currency transactions	(280)

60,564,221

Net change in unrealized appreciation (depreciation) on investments	(47,112,216)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	13,452,005

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,743,762

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,291,757	$6,685,648
Net realized gain (loss) on investment and foreign currency transactions	60,564,221	(55,258,188)
Net change in unrealized appreciation (depreciation) on investments	(47,112,216)	142,246,680

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	17,743,762	93,674,140

DISTRIBUTIONS	(6,667,911)	(7,089,133)

FUND SHARE TRANSACTIONS:
Fund share sold [13,581,158 and 36,978,945 shares, respectively]	71,842,695	133,247,410
Fund share issued in reinvestment of distributions [1,251,015 and 2,054,821 shares, respectively]	6,667,911	7,089,133
Fund share repurchased [19,976,662 and 18,249,495 shares, respectively]	(102,306,891)	(64,020,806)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(23,796,285)	76,315,737

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,720,434)	162,900,744
NET ASSETS:
Beginning of period	386,693,455	223,792,711

End of period	$373,973,021	$386,693,455

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 98.2%	Shares	Value (Note 2)
Australia — 9.7%
CFS Retail Property Trust, REIT	906,400	$1,432,694
Charter Hall Retail, REIT	1,178,000	540,738
Commonwealth Property Office Fund, REIT	1,500,009	1,165,347
Dexus Property Group, REIT	2,595,670	1,665,590
Goodman Group, REIT	3,411,600	1,804,435
GPT Group, REIT	296,120	691,396
ING Office Fund, REIT	2,444,214	1,179,971
Lend Lease Corp. Ltd.	255,157	1,553,825
Mirvac Group, REIT	1,142,364	1,247,577
Stockland, REIT	1,046,289	3,247,283
Westfield Group, REIT	841,829	8,554,476

		23,083,332

Belgium — 0.3%
Cofinimmo, REIT	7,223	813,924

Bermuda — 1.9%
Hongkong Land Holdings Ltd.	551,000	2,723,604
Kerry Properties Ltd.	267,500	1,155,852
Orient-Express Hotels Ltd. (Class A Stock)*	104,526	773,492

		4,652,948

Brazil — 1.9%
BR Malls Participacoes SA	65,400	859,439
Cyrela Brazil Realty SA	85,000	924,876
Gafisa SA	75,600	453,600
Multiplan Empreendimentos Imobiliarios SA	34,400	612,720
PDG Realty SA Empreendimentos e Participacoes	194,200	1,626,761

		4,477,396

Canada — 1.3%
Brookfield Properties Corp.	105,800	1,485,801
Chartwell Seniors Housing Real Estate Investment Trust, REIT	70,464	474,592
InnVest Real Estate Investment Trust, REIT	19,197	106,575
RioCan Real Estate Investment Trust, REIT	55,585	994,165

		3,061,133

Finland — 0.3%
Citycon Oyj	106,510	313,372
Sponda Oyj	163,400	491,028

		804,400

France — 4.2%
ICADE, REIT	8,941	754,622
Klepierre, REIT	70,411	1,945,391
Unibail-Rodamco, REIT	44,373	7,232,022

		9,932,035

Hong Kong — 13.4%
Champion, REIT	2,455,000	1,137,023
Cheung Kong Holdings Ltd.	551,000	6,358,970
China Overseas Land & Investment Ltd.	83,000	154,655
Hang Lung Properties Ltd.	1,391,000	5,320,501

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
Henderson Land Development Co. Ltd.	507,000	$2,969,528
Hysan Development Co. Ltd.	663,000	1,874,214
Link (The), REIT	533,300	1,323,314
Sino Land Co. Ltd.	1,168,000	2,087,366
Sun Hung Kai Properties Ltd.	660,000	9,026,144
Wharf Holdings Ltd. (The)	324,000	1,569,639
Wheelock & Co. Ltd.	68,000	191,700

		32,013,054

Italy — 0.2%
Beni Stabili SpA*	496,426	376,492

Japan — 9.6%
Aeon Mall Co. Ltd.	57,300	1,135,146
Frontier Real Estate Investment Corp., REIT	177	1,215,142
Goldcrest Co. Ltd.	10,580	182,856
Japan Logistics Fund, Inc., REIT	157	1,221,333
Japan Retail Fund Investment Corp., REIT	550	669,860
Mitsubishi Estate Co. Ltd.	426,000	5,930,632
Mitsui Fudosan Co. Ltd.	388,000	5,400,367
Nippon Accommodations Fund, Inc., REIT	128	671,854
Nippon Building Fund, Inc., REIT	289	2,293,079
Nomura Real Estate Holdings, Inc.	54,700	684,581
NTT Urban Development Corp.	335	266,138
Sumitomo Realty & Development Co. Ltd.	200,000	3,398,387

		23,069,375

Netherlands — 2.3%
Corio NV, REIT	24,643	1,196,691
Eurocommercial Properties NV, REIT	43,200	1,377,378
Nieuwe Steen Investments Funds NV, REIT	23,134	379,503
Vastned Retail NV, REIT	17,011	857,084
Wereldhave NV, REIT	23,341	1,732,090

		5,542,746

Norway — 0.1%
Norwegian Property ASA*	275,796	360,223

Singapore — 6.8%
Ascendas Real Estate Investment Trust, REIT	942,000	1,216,523
Cache Logistics Trust, REIT*	55,000	38,519
CapitaCommercial Trust, REIT	1,899,000	1,644,920
CapitaLand Ltd.	1,381,000	3,521,472
CapitaMall Trust, REIT	1,125,000	1,466,685
City Developments Ltd.	414,000	3,258,790
Fortune Real Estate Investment Trust, REIT	1,677,000	760,943
Frasers Centrepoint Trust, REIT	1,444,000	1,334,064
K-REIT Asia, REIT	1,268,000	1,029,414
Keppel Land Ltd.	162,100	447,308
Singapore Land Ltd.	105,000	476,089
Starhill Global, REIT	1,250,000	493,231

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Singapore (continued)
Suntec Real Estate Investment Trust, REIT	100,000	$93,568
Yanlord Land Group Ltd.	321,000	393,039

		16,174,565

Sweden — 1.1%
Hufvudstaden AB (Class A Stock)	153,542	1,170,173
Klovern AB	223,751	691,626
Wihlborgs Fastigheter AB	37,052	701,908

		2,563,707

Switzerland — 0.9%
PSP Swiss Property AG*	36,896	2,206,947

United Kingdom — 4.2%
Atrium European Real Estate Ltd.	119,633	514,666
British Land Co. PLC, REIT	263,216	1,700,226
Great Portland Estates PLC, REIT	266,270	1,150,065
Hammerson PLC, REIT	274,839	1,401,050
Land Securities Group PLC, REIT	375,555	3,108,000
Segro PLC, REIT	423,704	1,597,544
Shaftesbury PLC, FPR, REIT	111,150	594,595

		10,066,146

United States — 40.0%
American Campus Communities, Inc., REIT	41,860	1,142,359
Associated Estates Realty Corp., REIT	125,000	1,618,750
AvalonBay Communities, Inc., REIT	22,936	2,141,534
BioMed Realty Trust, Inc., REIT	163,649	2,633,112
Boston Properties, Inc., REIT	60,089	4,286,749
Brandywine Realty Trust, REIT	174,521	1,876,101
BRE Properties, Inc., REIT	25,219	931,338
Camden Property Trust, REIT	42,400	1,732,040
CBL & Associates Properties, Inc., REIT	145,872	1,814,648
Cogdell Spencer, Inc., REIT	106,710	721,360
Cousins Properties, Inc., REIT	107,210	722,595
DiamondRock Hospitality Co., REIT*	155,127	1,275,144
Digital Realty Trust, Inc., REIT	61,087	3,523,498
Douglas Emmett, Inc., REIT	91,366	1,299,225
Equity One, Inc., REIT	14,187	221,317
Excel Trust, Inc., REIT*	65,539	786,468
Extra Space Storage, Inc., REIT	31,900	443,410
First Potomac Realty Trust, REIT	94,933	1,364,187
Glimcher Realty Trust, REIT	147,124	879,802
Hersha Hospitality Trust, REIT	26,932	121,733
Host Hotels & Resorts, Inc., REIT	279,388	3,766,150
Hyatt Hotels Corp. (Class A Stock)*	24,675	915,196
Kilroy Realty Corp., REIT	173,022	5,143,944
Kimco Realty Corp., REIT	77,639	1,043,468
Liberty Property Trust, REIT	74,553	2,150,854
Macerich Co. (The), REIT	112,456	4,196,858
Mack-Cali Realty Corp., REIT	127,886	3,802,051
Medical Properties Trust, Inc., REIT	95,200	898,688
Morgans Hotel Group Co.*	106,567	656,453
Pebblebrook Hotel Trust, REIT*	96,040	1,810,354
Pennsylvania Real Estate Investment Trust, REIT	53,203	650,141

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Post Properties, Inc., REIT	147,648	$3,356,039
ProLogis, REIT	205,004	2,076,690
Public Storage, Inc., REIT	67,692	5,950,804
Simon Property Group, Inc., REIT	134,402	10,852,961
SL Green Realty Corp., REIT	46,921	2,582,532
Sovran Self Storage, Inc., REIT	48,700	1,676,741
Strategic Hotels & Resorts, Inc., REIT*	161,419	708,629
Taubman Centers, Inc., REIT	20,188	759,674
U-Store-It Trust, REIT	377,921	2,819,291
Ventas, Inc., REIT	101,473	4,764,157
Vornado Realty Trust, REIT	74,706	5,449,803

		95,566,848

TOTAL COMMON STOCKS (cost $236,960,138)		234,765,271

PREFERRED STOCK — 0.2%
United States
Taubman Centers, Inc., REIT, 8.00% (cost $433,860)	24,800	620,000

	Units
WARRANTS*
France
Fonciere des Regions, REIT, expiring 12/31/10	10,975	6,321

Hong Kong
Henderson Land Development Co. Ltd., expiring 06/01/11	95,600	16,206

TOTAL WARRANTS (cost $4,640)		22,527

TOTAL LONG-TERM INVESTMENTS (cost $237,398,638)		235,407,798

	Shares
SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund(w) (cost $3,984,012)	3,984,012	3,984,012

TOTAL INVESTMENTS(o) — 100.1% (cost $241,382,650)		239,391,810
Liabilities in excess of other assets — (0.1)%		(277,085)

NET ASSETS — 100.0%		$239,114,725

The following abbreviations are used in the Portfolio descriptions:

FPR	Fully Paid Rights
REIT	Real Estate Investment Trust

*	Non-income producing security.

(o)	As of June 30, 2010, 72 securities representing $130,468,380 and 54.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Prudential Investment Portfolios 2 –Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$23,083,332	$—
Belgium	—	813,924	—
Bermuda	773,492	3,879,456	—
Brazil	4,477,396	—	—
Canada	3,061,133	—	—
Finland	—	804,400	—
France	—	9,932,035	—
Hong Kong	—	32,013,054	—
Italy	—	376,492	—
Japan	—	23,069,375	—
Netherlands	379,503	5,163,243	—
Norway	—	360,223	—
Singapore	38,519	16,136,046	—
Sweden	—	2,563,707	—
Switzerland	—	2,206,947	—
United Kingdom	—	10,066,146	—
United States	95,566,848	—	—
Preferred Stock – United States	620,000	—	—
Warrants:
France	6,321	—	—
Hong Kong	16,206	—	—
Affiliated Money Market Mutual Fund	3,984,012	—	—

Total	$108,923,430	$130,468,380	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Real Estate Operation & Development	22.9%
Diversified	20.4
Office Property	12.4
Shopping Centers	8.9
Regional Malls	8.1
Real Estate Management/Service	6.8
Apartments	4.9
Storage Property	4.6
Hotels	4.3
Health Care	2.9
Warehouse/Industrial	2.0
Affiliated Money Market Mutual Fund	1.7
Building & Construction	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$22,527	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants
Equity contracts	$13,260

For the six months ended June 30, 2010, the Portfolio did not have any realized gain or (loss) on derivatives recognized in income.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Unaffiliated investments (cost $237,398,638)	$235,407,798
Affiliated investments (cost $3,984,012)	3,984,012
Cash	91,751
Foreign currency, at value (cost $533,788)	530,918
Receivable for investments sold	2,035,926
Dividends receivable	871,686
Tax reclaim receivable	110,923
Prepaid expenses	238

Total Assets	243,033,252

LIABILITIES:
Payable for investments purchased	2,533,278
Payable for fund share repurchased	1,217,211
Advisory fees payable	100,740
Accrued expenses and other liabilities	63,647
Shareholder servicing fees payable	3,109
Affiliated transfer agent fee payable	542

Total Liabilities	3,918,527

NET ASSETS	$239,114,725

Net assets were comprised of:
Paid-in capital	$353,544,976
Retained earnings	(114,430,251)

Net assets, June 30, 2010	$239,114,725

Net asset value and redemption price per share, $239,114,725 / 37,149,114 outstanding shares of beneficial interest	$6.44

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $156,834 foreign withholding tax)	$5,118,242
Affiliated dividend income	7,120

5,125,362

EXPENSES
Advisory fees	1,242,659
Shareholder servicing fees and expenses	124,266
Custodian and accounting fees	77,000
Audit fee	20,000
Shareholders’ reports	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Trustees’ fees	5,000
Commitment fee on syndicated credit agreement	4,000
Legal fees and expenses	3,000
Loan interest expense (Note 7)	1,481
Insurance expenses	1,000
Miscellaneous	8,915

Total expenses	1,499,321

NET INVESTMENT INCOME	3,626,041

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	1,382,222
Foreign currency transactions	(77,986)

1,304,236

Net change in unrealized appreciation (depreciation) on:
Investments	(18,220,618)
Foreign currencies	(29,822)

(18,250,440)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(16,946,204)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,320,163)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,626,041	$4,592,566
Net realized gain (loss) on investment and foreign currency transactions	1,304,236	(54,907,148)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(18,250,440)	102,504,554

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,320,163)	52,189,972

DISTRIBUTIONS	(4,578,737)	(4,053,143)

FUND SHARE TRANSACTIONS:
Fund share sold [5,981,654 and 18,937,472 shares, respectively]	41,839,333	105,808,909
Fund share issued in reinvestment of distributions [685,440 and 734,265 shares, respectively]	4,578,737	4,053,143
Fund share repurchased [5,055,722 and 16,027,009 shares, respectively]	(34,130,349)	(80,202,387)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	12,287,721	29,659,665

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,611,179)	77,796,494
NET ASSETS:
Beginning of period	244,725,904	166,929,410

End of period	$239,114,725	$244,725,904

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 89.3% ASSET-BACKED SECURITIES — 0.2%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Argent Securities, Inc., Series 2003-W8, Class M1	Aa2	1.397%	(c)	12/25/33		$319	$258,445
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1A	Caa3	0.417%	(c)	01/25/37		203	96,158
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2	Caa3	5.805%	(c)	01/25/37		2,600	1,216,597
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A	B3	5.065%		02/25/37		129	123,725

TOTAL ASSET-BACKED SECURITIES (cost $1,441,172)							1,694,925

BANK LOANS(c)(g) — 2.5%
American General Finance Corp.	B1	7.25%		04/08/15		3,500	3,416,000
Calpine Corp., Term	B1	3.42%		03/29/14		891	813,230
CIT Group, Inc., Term 2A	Ba-	9.50%		01/18/12		953	973,283
CIT Group, Inc., Term 2A	Ba-	9.50%		01/18/12		722	737,335
CIT Group, Inc., Term 2A	Ba-	9.50%		01/18/12		312	318,529
CIT Group, Inc., Term 2A	Ba-	9.50%		01/18/12		144	147,467
CIT Group, Inc., Term 2A	Ba-	9.50%		01/18/12		179	182,859
Community Health System, Term DD	Ba3	2.79%		07/25/14		2	2,247
First Data Corp., Term B2	B1	3.10%		09/24/14		943	793,723
First Data Corp., Term B2	B1	3.10%		09/24/14		45	37,468
First Data Corp., Term B3	B1	3.10%		09/24/14		933	783,985
First Data Corp., Term B3	B1	3.10%		09/24/14		47	39,224
Ford Motor Corp., Term B	Ba1	3.31%		12/15/13		1,948	1,838,153
Ford Motor Corp., Term B	Ba1	3.35%		11/29/13		1,948	1,838,153
Ford Motor Corp., Term B	Ba1	3.35%		11/29/13		207	195,582
Local Insight, Term B	B2	7.75%		04/23/15		696	584,654
Newsday LLC, Term A1	Ba3	10.50%		08/01/14		500	521,250
Nuveen Investments, Term B	B3	3.33%		11/02/14		192	160,541
Nuveen Investments, Term B	B3	3.53%		11/02/14		259	217,144
Texas Competitive Electric Holdings Co. LLC	B1	3.85%		10/10/14		5,925	4,321,020
Texas Competitive Electric Holdings Co. LLC	B1	4.03%		01/10/14		30	21,879
Texas Competitive Electric Holdings Co. LLC, Term B1	B1	3.85%		10/10/14		688	506,642
Texas Competitive Electric Holdings Co. LLC, Term B1	B1	4.03%		10/10/14		4	2,618
Texas Competitive Electric Holdings Co. LLC, Term B2	B1	3.85%		10/10/14		83	61,405
Texas Competitive Electric Holdings Co. LLC, Term B2	B1	3.87%		10/10/14		371	273,214
Texas Competitive Electric Holdings Co. LLC, Term B2	B1	4.03%		10/10/14		5	3,750
Texas Competitive Electric Holdings Co. LLC, Term B2	B1	4.07%		10/10/14		531	391,006
Texas Competitive Electric Holdings Co. LLC, Term B3	B1	3.85%		10/10/14		7,870	5,795,562
Texas Competitive Electric Holdings Co. LLC, Term B3	B1	4.03%		10/10/14		40	29,439
Tribune Co., Term B(i)	Ca	8.73%		06/04/14		1,457	871,520
Tribune Co., Term X(i)	D(d)	8.25%		06/04/24		82	49,075
UPC Broadband Holdings, Term M (Netherlands)	B+(d)	4.16%		12/31/16	EUR	1,094	1,204,156
UPC Broadband Holdings, Term M (Netherlands)	B+(d)	4.99%		12/31/17	EUR	789	872,681

TOTAL BANK LOANS (cost $30,355,818)							28,004,794

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
Bear Stearns Alt-A Trust, Series 2006-6, Class 2A1	Caa2	5.568%	(c)	11/25/36		2,321	1,361,358
GSR Mortgage Loan Trust, Series 2006-3F, Class 2A3	CCC(d)	5.75%		03/25/36		2,931	2,526,295

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,035,784)							3,887,653

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS — 83.4%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Advertising — 0.5%
Lamar Media Corp., Gtd. Notes, 144A(a)	B1	7.875%		04/15/18	$1,750	$1,745,625
Visant Corp., Gtd. Notes	B1	7.625%		10/01/12	600	600,000
Visant Holding Corp., Sr. Disc. Notes	B3	10.25%	(c)	12/01/13	3,000	3,063,750

						5,409,375

Airlines — 1.5%
American Airlines Pass-Through Trust 2001-02, Pass-Through Certificates	Ba1	6.978%		04/01/11	88	88,059
American Airlines, Inc., Sr. Sec’d. Notes, 144A(a)	B2	10.50%		10/15/12	5,500	5,706,250
Delta Air Lines, Inc., Pass-Through Certificates	BBB-(d)	7.111%		09/18/11	4,900	5,059,250
Delta Air Lines, Inc., Sr. Sec’d. Notes, 144A	Ba2	9.50%		09/15/14	2,125	2,231,250
United Air Lines, Inc., Pass-Through Certificates	Ba1	9.75%		01/15/17	3,600	3,843,000

						16,927,809

Apparel — 0.2%
Levi Strauss & Co., Sr. Unsec’d. Notes, 144A(a)	B2	7.625%		05/15/20	2,025	1,984,500

Auto Parts & Equipment — 0.2%
Cooper-Standard Automotive, Inc., Sr. Notes, 144A	B2	8.50%		05/01/18	2,000	2,015,000

Automotive — 1.6%
Allison Transmission, Inc., Gtd. Notes, 144A(a)	Caa2	11.00%		11/01/15	1,700	1,780,750
ArvinMeritor, Inc., Gtd. Notes(a)	Caa2	8.125%		09/15/15	3,225	3,096,000
ArvinMeritor, Inc., Gtd. Notes	Caa2	8.75%		03/01/12	210	221,550
ArvinMeritor, Inc., Gtd. Notes(a)	Caa2	10.625%		03/15/18	1,500	1,590,000
Autonation, Inc., Gtd. Notes	Ba2	6.75%		04/15/18	875	866,250
Goodyear Tire & Rubber Co. (The), Gtd. Notes	B1	9.00%		07/01/15	1,300	1,335,750
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes	B1	10.50%		05/15/16	2,050	2,229,375
Lear Corp., Gtd. Notes	B1	7.875%		03/15/18	1,050	1,052,625
Oshkosh Corp., Gtd. Notes	B3	8.25%		03/01/17	350	364,000
Oshkosh Corp., Gtd. Notes	B3	8.50%		03/01/20	350	364,000
Tenneco, Inc., Sec’d. Notes	Ba3	10.25%		07/15/13	1,325	1,356,469
TRW Automotive, Inc., Gtd. Notes, 144A	Caa1	7.00%		03/15/14	3,360	3,326,400

						17,583,169

Beverages — 0.2%
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%		09/01/16	125	126,094
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%		05/15/17	2,350	2,382,312

						2,508,406

Building Materials — 0.5%
Building Materials Corp. of America, Gtd. Notes, 144A	B3	7.50%		03/15/20	725	712,313
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A	Ba3	7.00%		02/15/20	3,250	3,217,500
Goodman Global, Inc., Gtd. Notes	NR	13.50%		02/15/16	1,750	1,925,000

						5,854,813

Business Services — 0.3%
NSG Holdings LLC/NSG Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.75%		12/15/25	3,205	2,820,400

Cable — 3.7%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	7.75%		04/15/18	700	700,000
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	B1	8.00%		04/15/20	1,000	1,012,500
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	10.875%		09/15/14	2,500	2,775,000
CSC Holdings, Inc., Sr. Unsec’d. Notes	Ba3	7.625%		07/15/18	2,875	2,907,344
CSC Holdings, Inc., Sr. Unsec’d. Notes(a)	Ba3	7.875%		02/15/18	2,490	2,539,800
CSC Holdings, Inc., Sr. Unsec’d. Notes	Ba3	8.50%		04/15/14	975	1,016,437
CSC Holdings, Inc., Sr. Unsec’d. Notes(a)	Ba3	8.50%		06/15/15	2,275	2,360,312

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Cable (continued)
CSC Holdings, Inc., Sr. Unsec’d. Notes(a)	Ba3	8.625%		02/15/19		$8,375	$8,804,219
DISH DBS Corp., Gtd. Notes	Ba3	6.625%		10/01/14		2,000	2,000,000
DISH DBS Corp., Gtd. Notes	Ba3	7.00%		10/01/13		3,750	3,862,500
DISH DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16		3,040	3,047,600
DISH DBS Corp., Gtd. Notes(a)	Ba3	7.875%		09/01/19		8,000	8,320,000
Insight Communications Co., Inc., Sr. Notes, 144A(g)	B3	9.375%		07/15/13		1,450	1,450,000

							40,795,712

Chemicals — 1.9%
CF Industries, Inc., Gtd. Notes	B1	6.875%		05/01/18		750	763,125
CF Industries, Inc., Gtd. Notes	B1	7.125%		05/01/20		1,150	1,181,625
Cognis GmbH Sr. Notes (Germany)	Caa2	9.50%		05/15/14	EUR	2,400	3,074,252
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes	B3	8.875%		02/01/18		4,750	4,286,875
Ineos Finance PLC, Sr. Sec’d. Notes, 144A (United Kingdom)(a)	B2	9.00%		05/15/15		825	818,812
Ineos Finance PLC, Sr. Sec’d. Notes, 144A (United Kingdom)(g)	B2	9.25%		05/15/15	EUR	1,050	1,271,155
Ineos Group Holdings PLC, Sec’d. Notes (United Kingdom)	Caa3	7.875%		02/15/16	EUR	2,000	1,779,251
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom)(g)	Caa3	7.875%		02/15/16	EUR	650	578,256
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom)(a)	Caa3	8.50%		02/15/16		870	678,600
Kerling PLC, Sr. Sec’d. Notes, 144A (United Kingdom)(g)	B3	10.625%		01/28/17	EUR	750	928,613
Nalco Co., Gtd. Notes	B2	8.875%		11/15/13		1,450	1,486,250
Nalco Co., Sr. Notes	Ba2	8.25%		05/15/17		350	362,250
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.625%		11/15/14	EUR	800	973,391
Solutia, Inc., Gtd. Notes	B2	7.875%		03/15/20		2,500	2,493,750

							20,676,205

Coal — 0.6%
CONSOL Energy, Inc., Gtd. Notes, 144A	B1	8.00%		04/01/17		4,500	4,646,250
CONSOL Energy, Inc., Gtd. Notes, 144A(a)	B1	8.25%		04/01/20		1,900	1,980,750

							6,627,000

Commercial Services — 0.5%
ARAMARK Corp., Gtd. Notes(a)	B3	3.844%	(c)	02/01/15		1,100	1,012,000
ARAMARK Corp., Gtd. Notes(a)	B3	8.50%		02/01/15		1,575	1,590,750
Quintiles Transnational Corp., Sr. Notes, PIK, 144A(a)	B3	9.50%		12/30/14		3,300	3,316,500

							5,919,250

Computer Services & Software — 0.9%
Brocade Communications Systems, Inc., Sr. Sec’d. Notes, 144A	Ba2	6.625%		01/15/18		1,500	1,488,750
Brocade Communications Systems, Inc., Sr. Sec’d. Notes, 144A(a)	Ba2	6.875%		01/15/20		2,500	2,481,250
First Data Corp., Gtd. Notes(a)	Caa1	9.875%		09/24/15		3,450	2,622,000
Mantech International Corp., Gtd. Notes, 144A	Ba2	7.25%		04/15/18		1,500	1,507,500
Seagate HDD Cayman, Sr. Unsec’d. Notes, 144A (Cayman Islands)(a)	Ba1	6.875%		05/01/20		2,000	1,900,000

							9,999,500

Containers & Packaging — 1.7%
Ball Corp., Gtd. Notes	Ba1	6.75%		09/15/20		1,200	1,212,000
Berry Plastics Corp., Sec’d. Notes	Caa1	8.875%		09/15/14		4,000	3,850,000

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Containers & Packaging (continued)
Berry Plastics Corp., Sr. Sec’d. Notes(a)	B1	5.053%	(c)	02/15/15		$1,025	$971,188
Berry Plastics Corp., Sr. Sec’d. Notes, 144A	Caa1	9.50%		05/15/18		3,000	2,745,000
Crown Americas LLC/Crown Americas Capital Corp. II, Gtd. Notes, 144A(a)	Ba3	7.625%		05/15/17		1,950	2,018,250
Crown Americas LLC/Crown Americas Capital Corp., Gtd. Notes	Ba3	7.75%		11/15/15		975	1,011,562
Graphic Packaging International Corp., Gtd. Notes	B3	9.50%		08/15/13		2,000	2,035,000
Graphic Packaging International, Inc., Gtd. Notes	B3	9.50%		06/15/17		2,500	2,612,500
OI European Group BV, Gtd. Notes (Netherlands)	Ba2	6.875%		03/31/17	EUR	1,500	1,797,593
Pregis Corp., Sr. Sec’d. Notes	B2	5.644%	(c)	04/15/13	EUR	250	269,028
Pregis Corp., Sr. Sec’d. Notes	B2	5.684%	(c)	04/15/13	EUR	250	269,028

							18,791,149

Distribution/Wholesale — 0.2%
McJunkin Red Man Corp., Sr. Sec’d. Notes, 144A(a)	B3	9.50%		12/15/16		2,750	2,667,500

Diversified
Actuant Corp., Gtd. Notes	Ba2	6.875%		06/15/17		440	429,000

Diversified Financial Services — 12.1%
AES Ironwood LLC, Sr. Sec’d. Notes	B2	8.857%		11/30/25		140	133,317
AES Red Oak LLC, Series A, Sr. Sec’d. Notes	B1	8.54%		11/30/19		1,677	1,656,507
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.25%		08/15/39		4,150	4,378,250
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A(a)	B3	8.00%		11/15/13		672	470,400
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/13		5,186	4,965,946
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/14		3,000	2,827,081
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/15		880	811,388
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/16		2,500	2,281,180
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/17		2,052	1,847,065
Citigroup Capital XXI, Gtd. Notes(a)	Ba1	8.30%		12/21/57		4,025	3,920,100
Citigroup, Inc., Sr. Sub. Notes	Baa1	0.807%	(c)	06/09/16		1,000	811,272
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	8.125%		07/15/39		5,000	5,964,885
FCE Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Ba3	7.125%		01/15/13	EUR	3,000	3,686,901
Fibria Overseas Finance Ltd., Gtd. Notes, 144A, MTN	Ba1	7.50%		05/04/20		2,752	2,793,280
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Ba3	3.048%	(c)	01/13/12		6,000	5,827,500
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.00%		10/01/13		825	841,221
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.00%		04/15/15		3,000	2,967,510
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Ba3	7.80%		06/01/12		3,360	3,459,987
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	8.00%		12/15/16		650	664,684
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	8.125%		01/15/20		3,650	3,725,526
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Ba3	8.70%		10/01/14		2,000	2,084,378
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	12.00%		05/15/15		6,000	6,945,606
Fresenius US Finance II, Inc., Gtd. Notes, 144A	Ba1	9.00%		07/15/15		3,140	3,402,975
General Motors Acceptance Corp., Inc., Gtd. Notes, 144A(a)	B3	8.00%		03/15/20		3,000	2,932,500
General Motors Acceptance Corp., Inc., Gtd. Notes, 144A(a)	B3	8.30%		02/12/15		12,750	12,909,375
General Motors Acceptance Corp., Inc., Sr. Unsec’d. Notes	B3	6.75%		12/01/14		230	222,361
General Motors Acceptance Corp., Inc., Sr. Unsec’d. Notes	B3	8.00%		11/01/31		715	657,024
HSBC Finance Capital Trust IX, Ltd. Gtd. Notes	Baa1	5.911%	(c)	11/30/35		500	420,000
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	4.75%		01/13/12		300	283,875
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.55%		09/05/12		1,000	940,000
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.875%		05/01/13		475	438,187
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.625%		09/15/15		3,000	2,842,500
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A(a)	B1	8.75%		03/15/17		4,500	4,263,750
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.75%		06/15/11		2,650	2,600,312
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.625%		11/15/13		975	904,312

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Diversified Financial Services (continued)
LBG Capital No. 1 PLC, Bank Gtd. Notes (United Kingdom)	Ba3	7.869%		08/25/20	GBP	1,000	$1,135,515
LBG Capital No. 1 PLC, Bank Gtd. Notes (United Kingdom)	Ba3	7.875%		11/01/20		$1,100	885,500
LBG Capital No. 1 PLC, Bank Gtd. Notes, MTN (United Kingdom)	Ba3	6.439%		05/23/20	EUR	500	440,227
LBG Capital No. 2 PLC, Bank Gtd. Notes (United Kingdom)	Ba2	15.00%		12/21/19	GBP	750	1,288,660
LBI Escrow Corp., Sr. Sec’d. Notes, 144A(a)	Ba3	8.00%		11/01/17		6,000	6,180,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	D(d)	2.82%		11/16/24		1,900	370,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	D(d)	3.06%		04/04/16		600	117,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	D(d)	6.625%		01/18/12		275	54,312
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, 144A(g)(i)	D(d)	8.16%		05/30/24		15	34,368
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	D(d)	2.87%		03/23/24		6,300	1,228,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	D(d)	5.00%		01/14/11		2,500	493,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	D(d)	6.875%		05/02/18		500	101,875
Lehman Brothers Holdings, Inc., Sub. Notes, MTN(i)	D(d)	7.50%		05/11/38		2,425	1,213
New Communications Holdings, Inc., Sr. Notes, 144A	Ba2	7.875%		04/15/15		1,150	1,158,625
New Communications Holdings, Inc., Sr. Notes, 144A	Ba2	8.25%		04/15/17		575	577,156
New Communications Holdings, Inc., Sr. Notes, 144A	Ba2	8.50%		04/15/20		575	576,437
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsec’d. Notes, 144A(a)	Caa2	9.25%		04/01/15		3,000	3,060,000
SLM Corp., Sr. Unsec’d. Notes	Ba1	5.05%		11/14/14		200	178,873
SLM Corp., Sr. Unsec’d. Notes	Ba1	8.00%		03/25/20		1,425	1,251,415
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.546%	(c)	10/25/11		5,500	5,208,940
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	4.364%	(c)	10/01/10		350	349,335
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.45%		06/15/18		1,850	1,707,200
Universal City Development Partners Ltd., Sr. Notes, 144A, MTN	B3	8.875%		11/15/15		2,000	2,010,000
UPCB Finance Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)(g)	Ba3	7.625%		01/15/20	EUR	5,000	6,004,207
Ziggo Bond Co. BV, Sec’d. Notes, 144A (Netherlands)(g)	B2	8.00%		05/15/18	EUR	3,000	3,536,490

							133,831,253

Diversified Machinery — 0.2%
Case New Holland, Inc., Sr. Notes, 144A	Ba3	7.875%		12/01/17		2,750	2,770,625

Diversified Manufacturing — 0.9%
Amsted Industries, Inc., Sr. Notes, 144A	B1	8.125%		03/15/18		575	573,562
Bombardier, Inc., Sr. Notes, 144A (Canada)	Ba2	7.50%		03/15/18		2,625	2,763,154
RBS Global, Inc./Rexnord LLC, Gtd. Notes, 144A(a)	Caa1	8.50%		05/01/18		6,500	6,305,000

							9,641,716

Electric — 4.5%
AES Corp. (The), Sr. Sec’d. Notes, 144A(a)	Ba3	8.75%		05/15/13		1,242	1,260,630
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		03/01/14		355	361,213
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		10/15/15		2,425	2,455,312
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	8.00%		10/15/17		1,000	1,010,000
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		06/01/20		1,000	1,005,000
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.875%		02/15/11		450	460,125
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	9.75%		04/15/16		1,125	1,209,375
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	6.25%		02/01/20		1,000	951,397
Dominion Resources, Inc., Jr. Sub. Notes	Baa3	6.30%	(c)	09/30/66		1,800	1,656,000
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.75%		10/15/19		1,183	1,106,105
Energy Future Holdings Corp., Sr. Sec’d. Notes, 144A(a)	Caa3	10.00%		01/15/20		1,500	1,496,250
Energy Future Intermediate Holding Co. LLC, Sr. Sec’d. Notes(a)	B+(d)	9.75%		10/15/19		1,444	1,350,140
FPL Group Capital, Inc., Jr. Sub. Notes	Baa2	6.35%	(c)	10/01/66		125	112,500
Intergen NV, Sr. Sec’d. Notes, 144A (Netherlands)	Ba3	9.00%		06/30/17		3,975	3,955,125
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.25%		04/01/16		1,470	1,503,075

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Electric (continued)
Midwest Generation LLC, Pass-Through Certificates	Ba2	8.56%		01/02/16		$3,321	$3,279,060
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14		6,000	6,082,500
NRG Energy, Inc., Gtd. Notes(a)	B1	7.375%		02/01/16		8,000	7,960,000
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17		4,050	4,009,500
NRG Energy, Inc., Gtd. Notes	B1	8.50%		06/15/19		350	355,688
NV Energy, Inc., Sr. Unsec’d. Notes	Ba3	7.803%		06/15/12		1,250	1,272,411
NV Energy, Inc., Sr. Unsec’d. Notes	Ba3	8.625%		03/15/14		3,000	3,082,500
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certificates	Ba1	9.681%		07/02/26		100	104,250
RRI Energy, Inc., Sr. Unsec’d. Notes	B2	7.875%		06/15/17		1,900	1,795,500
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A	Ba2	7.00%		06/30/21		2,049	2,048,753

							49,882,409

Electronic Components — 0.1%
Communications & Power Industries, Inc., Gtd. Notes	B3	8.00%		02/01/12		750	748,125

Financial – Bank & Trust — 5.9%
Ally Financial, Inc., Gtd. Notes	B3	6.875%		09/15/11		300	304,125
BAC Capital Trust VI, Ltd. Gtd. Notes	Baa3	5.625%		03/08/35		900	740,565
BAC Capital Trust VII, Ltd. Gtd. Notes	Baa3	5.25%		08/10/35	GBP	4,350	4,397,900
Bank of America Corp., Jr. Sub. Notes	Ba3	8.125%	(c)	12/29/49		300	289,779
BankAmerica Institutional Capital B, Ltd. Gtd. Notes, 144A	Baa3	7.70%		12/31/26		275	263,656
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)	Baa2	5.926%	(c)	09/29/49		1,250	1,018,750
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)	Baa2	7.434%	(c)	09/29/49		5,050	4,494,500
Barclays Bank PLC, Sub. Notes (United Kingdom)	Baa2	14.00%	(c)	11/29/49	GBP	4,000	7,410,728
Credit Agricole SA, Sub. Notes (France)	A3	9.75%		09/29/49		1,750	1,805,300
HBOS Capital Funding LP, Ltd. Gtd. Notes, 144A (United Kingdom)	Ba3	6.071%	(c)	06/30/49		250	173,750
HBOS PLC, Sub. Notes, 144A (United Kingdom)	Ba1	6.00%		11/01/33		4,460	3,260,327
HBOS PLC, Sub. Notes, 144A (United Kingdom)	Ba1	6.75%		05/21/18		1,000	936,000
Intesa Sanpaolo SpA, Sub. Notes (Italy)	Baa1	8.047%	(c)	06/29/49	EUR	2,600	2,845,578
NB Capital Trust IV, Ltd. Gtd. Notes	Baa3	8.25%		04/15/27		750	731,250
Regions Financial Corp., Sub. Notes	Ba1	7.375%		12/10/37		14,314	12,331,754
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	B3	7.64%	(c)	03/31/49		700	400,750
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	5.00%		10/01/14		5,146	4,828,322
Royal Bank of Scotland PLC, Sr. Unsec’d. Notes (United Kingdom)	NR	9.102%	(s)	04/06/11	GBP	388	556,828
Societe Generale, Jr. Sub. Notes, 144A, MTN (France)	Baa2	5.922%	(c)	04/05/17		1,000	756,985
Swiss Bank Corp., Sr. Sub. Notes (Switzerland)	A1	7.75%		09/01/26		5,000	5,225,890
UBS AG, Jr. Sub. Notes (Switzerland)	Baa3	7.152%	(c)	12/29/49	EUR	1,950	2,147,299
UBS Preferred Funding Trust V, Jr. Sub. Notes, MTN	Baa3	6.243%	(c)	05/29/49		550	471,625
Wachovia Capital Trust III, Ltd. Gtd. Notes	Ba1	5.80%	(c)	03/15/42		4,000	3,180,000
Wells Fargo & Co., Jr. Sub. Notes(a)	Ba1	7.98%	(c)	03/15/18		3,000	3,090,000
Wells Fargo Capital XIII, Ltd. Gtd. Notes	Ba1	7.70%	(c)	12/29/49		2,800	2,828,000

							64,489,661

Financial Services — 0.2%
Lender Processing Services, Inc., Gtd. Notes, MTN	Ba2	8.125%		07/01/16		895	941,988
TNK-BP Finance SA, Gtd. Notes (Luxembourg)(g)	Baa2	7.50%		07/18/16		500	519,375
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.625%		03/20/17		300	295,500

							1,756,863

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Food — 1.5%
American Stores Co., Sr. Unsec’d. Notes	Ba3	7.90%	05/01/17	$200	$199,000
American Stores Co., Sr. Unsec’d. Notes	Ba3	8.00%	06/01/26	1,775	1,508,750
American Stores Co., Sr. Unsec’d. Notes, MTN	Ba3	7.10%	03/20/28	100	77,250
C&S Group Enterprises LLC, Gtd. Notes, 144A	B2	8.375%	05/01/17	1,750	1,697,500
Dole Food Co., Inc., Sr. Sec’d. Notes, 144A	B2	8.00%	10/01/16	4,000	4,010,000
Michael Foods, Inc., Sr. Notes, 144A	Caa1	9.75%	07/15/18	3,250	3,339,375
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	7.50%	11/15/14	1,805	1,805,000
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	8.00%	05/01/16	2,450	2,425,500
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.75%	03/01/18	1,000	1,037,500

					16,099,875

Gaming — 1.9%
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(a)	CCC(d)	10.00%	12/15/18	6,037	4,950,340
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes	Caa1	11.25%	06/01/17	2,950	3,104,875
MGM Mirage, Inc., Gtd. Notes(a)	Caa2	7.50%	06/01/16	2,980	2,346,750
MGM Mirage, Inc., Sr. Sec’d. Notes	B1	13.00%	11/15/13	2,050	2,362,625
MGM Mirage, Inc., Sr. Sec’d. Notes, 144A(a)	B1	9.00%	03/15/20	950	976,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage(a)	Ba3	6.625%	12/01/14	1,604	1,608,010
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage, 144A	Ba2	7.875%	11/01/17	5,500	5,568,750

					20,917,475

Healthcare & Pharmaceuticals — 4.5%
DaVita, Inc., Gtd. Notes	B1	6.625%	03/15/13	292	292,365
DaVita, Inc., Gtd. Notes	B2	7.25%	03/15/15	5,000	5,000,000
HCA, Inc., Sec’d. Notes	B2	9.125%	11/15/14	9,050	9,468,562
HCA, Inc., Sec’d. Notes	B2	9.25%	11/15/16	17,725	18,788,500
HCA, Inc., Sec’d. Notes	Ba3	7.25%	02/15/17	3,275	3,291,375
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.875%	02/15/20	2,000	2,057,500
HCA, Inc., Sr. Sec’d. Notes	Ba3	8.50%	04/15/19	1,900	2,014,000
HCA, Inc., Sr. Sec’d. Notes	B2	9.875%	02/15/17	300	322,500
HCA, Inc., Sr. Sec’d. Notes, PIK	B2	9.625%	11/15/16	3,081	3,297,188
Mylan, Inc., Gtd. Notes, 144A	B1	7.625%	07/15/17	1,600	1,632,000
Mylan, Inc., Gtd. Notes, 144A	B1	7.875%	07/15/20	2,400	2,448,000
Valeant Pharmaceuticals International, Sr. Unsec’d. Notes, 144A	Ba3	7.625%	03/15/20	1,125	1,327,500

					49,939,490

Healthcare – Services — 0.3%
American Renal Holdings, Sr. Sec’d. Notes, 144A	B2	8.375%	05/15/18	950	940,500
Radiation Therapy Services, Inc., Sr. Sub. Notes, 144A	Caa1	9.875%	04/15/17	2,100	2,016,000

					2,956,500

Healthcare Products — 1.8%
Biomet, Inc., Gtd. Notes	B3	10.00%	10/15/17	1,000	1,075,000
Biomet, Inc., Gtd. Notes	Caa1	11.625%	10/15/17	6,580	7,122,850
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%	10/15/17	10,785	11,593,875

					19,791,725

Healthcare Services — 2.0%
Capella Healthcare, Inc., Gtd. Notes, 144A	B3	9.25%	07/01/17	1,500	1,515,000
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.875%	07/15/15	12,925	13,328,906
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(a)	B2	10.00%	05/01/18	4,000	4,420,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes		8.00%	02/01/18	1,275	1,224,000

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Healthcare Services (continued)
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes, 144A(g)	B3	8.00%		02/01/18		$1,700	$1,640,500

							22,128,406

Holding Companies – Diversified — 1.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Notes	Caa1	8.00%		12/15/16	EUR	2,225	2,489,575
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Notes, 144A(a)	Caa1	8.50%		05/15/18		5,000	4,906,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	B1	7.75%		10/15/16		2,500	2,443,750
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes, 144A(g)	B2	8.50%		05/15/16		1,250	1,250,000

							11,089,575

Household Products/Wares — 1.3%
Spectrum Brands Holdings, Inc., Sec’d. Notes, 144A	B2	9.50%		06/15/18		3,150	3,248,437
Central Garden & Pet Co., Gtd. Notes	B3	8.25%		03/01/18		2,750	2,725,938
Diversey, Inc., Gtd. Notes, 144A	B3	8.25%		11/15/19		1,500	1,545,000
Jarden Corp., Gtd. Notes(a)	B3	7.50%		05/01/17		2,250	2,205,000
Jarden Corp., Gtd. Notes	B3	7.50%		01/15/20		1,000	977,500
Jarden Corp., Gtd. Notes	B1	8.00%		05/01/16		750	770,625
Prestige Brands, Inc., Gtd. Notes, 144A	B3	8.25%		04/01/18		2,000	2,015,000
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.25%		01/15/18		1,000	1,008,750

							14,496,250

Insurance — 2.4%
American International Group, Inc., Jr. Sub. Debs.(a)	Ba2	8.175%	(c)	05/15/58		1,050	829,500
American International Group, Inc., Jr. Sub. Notes	Ba2	8.625%	(c)	05/22/38	GBP	1,600	1,792,918
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.00%		09/20/11	EUR	2,550	3,033,018
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05%		10/01/15		800	735,000
American International Group, Inc., Sr. Unsec’d. Notes	A3	8.25%		08/15/18		4,300	4,353,750
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.45%		05/18/17		2,875	2,551,562
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18		1,100	983,125
MetLife Capital Trust X, Jr. Sub. Notes, 144A, MTN(a)	Baa2	9.25%	(c)	04/08/38		5,900	6,372,000
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.25%		06/15/39		4,775	5,917,567

							26,568,440

Internet Services — 0.1%
Equinix, Inc., Sr. Unsec’d. Notes	Ba2	8.125%		03/01/18		1,050	1,073,625

Iron/Steel — 0.2%
Steel Dynamics, Inc., Gtd. Notes(a)	Ba2	7.75%		04/15/16		1,000	1,005,000
Steel Dynamics, Inc., Gtd. Notes, 144A	Ba2	7.625%		03/15/20		1,000	995,000

							2,000,000

Leisure Time — 0.3%
Travelport LLC, Gtd. Notes	B3	9.875%		09/01/14		3,000	3,007,500

Lodging — 0.9%
MGM Resorts International, Gtd. Notes	Caa2	6.625%		07/15/15		500	393,750
MGM Resorts International, Sr. Sec’d. Notes	B1	10.375%		11/15/13		1,000	1,087,500
MGM Resorts International, Sr. Sec’d. Notes	B1	11.125%		11/15/13		6,350	7,000,875
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.75%		05/15/18		1,475	1,475,000

							9,957,125

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Machinery & Equipment — 0.1%
Chart Industries, Inc., Gtd. Notes	B3	9.125%		10/15/15		$700	$701,750

Media & Entertainment — 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(a)	B2	7.875%		04/30/18		2,775	2,788,875
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(a)	B2	8.125%		04/30/20		1,775	1,814,938
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(a)	B2	9.25%		12/15/17		4,275	4,253,625
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	B2	9.25%		12/15/17		3,225	3,241,125
Lighthouse International Co. SA, Sr. Sec’d. Notes (Luxembourg)	Caa1	8.00%		04/30/14	EUR	1,175	811,821
LIN Television Corp., Gtd. Notes, 144A(a)	Ba3	8.375%		04/15/18		2,000	1,990,000
McClatchy Co. (The), Sr. Sec’d. Notes, 144A(a)	B1	11.50%		02/15/17		1,275	1,294,125
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	Caa1	11.50%		05/01/16		2,500	2,731,250
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	Caa1	12.50%		08/01/16		1,500	1,428,750
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16		3,245	3,210,408
UPC Holding BV, Sec’d. Notes (Netherlands)	B2	8.00%		11/01/16	EUR	1,500	1,742,565
UPC Holding BV, Sec’d. Notes (Netherlands)	B2	9.75%		04/15/18	EUR	1,350	1,683,868
UPC Holding BV, Sec’d. Notes, 144A (Netherlands)	B2	9.75%		04/15/18	EUR	650	804,790
Videotron Ltee, Gtd. Notes (Canada)	Ba2	9.125%		04/15/18		1,125	1,220,625
WMG Acquisition Corp., Sec’d. Notes	Ba2	9.50%		12/01/15		2,125	2,263,125

							31,279,890

Metals & Mining — 1.7%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17		3,040	3,344,000
Novelis, Inc., Gtd. Notes (Canada)(a)	Caa1	7.25%		02/15/15		4,000	3,902,080
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Baa3	10.25%		05/15/16		3,775	4,454,500
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Baa3	10.75%		05/15/19		5,800	7,106,740

							18,807,320

Oil & Gas — 5.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.95%		09/15/16		1,000	860,697
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.45%		09/15/36		1,075	855,140
Berry Petroleum Co., Sr. Unsec’d. Notes	B2	10.25%		06/01/14		955	1,026,625
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.25%		01/15/17	EUR	1,050	1,206,956
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.00%		08/15/14		75	76,219
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.25%		12/15/18		4,950	5,110,875
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.625%		07/15/13		50	52,500
Chesapeake Energy Corp., Gtd. Notes	Ba3	9.50%		02/15/15		6,500	7,182,500
Coffeyville Resources LLC, Sr. Sec’d. Notes, 144A	Ba3	9.00%		04/01/15		550	544,500
Continental Resources, Inc., Gtd. Notes	B2	8.25%		10/01/19		125	130,625
Continental Resources, Inc., Gtd. Notes, 144A	B1	7.375%		10/01/20		550	540,375
Denbury Resources, Inc., Gtd. Notes	B1	8.25%		02/15/20		1,245	1,301,025
Enterprise Products Operating LLC, Gtd. Notes	Ba1	8.375%	(c)	08/01/66		7,325	7,315,844
Forest Oil Corp., Gtd. Notes	B1	8.50%		02/15/14		3,250	3,388,125
Linn Energy LLC/Linn Energy Finance Corp., Sr. Unsec’d. Notes, 144A	Ba3	8.625%		04/15/20		3,925	4,018,219
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%		04/15/16		25	25,125
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.875%		02/01/20		2,300	2,231,000
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%		05/15/18		2,025	2,004,750
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa3	7.875%		12/15/14		900	795,582

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil & Gas (continued)
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa3	8.25%		12/15/14	$1,810	$1,611,714
Penn Virginia Corp., Sr. Notes	B2	10.375%		06/15/16	975	1,038,375
Plains Exploration & Production Co., Gtd. Notes	B1	7.00%		03/15/17	1,000	955,000
Plains Exploration & Production Co., Gtd. Notes(a)	B1	7.625%		04/01/20	2,750	2,667,500
Quicksilver Resources, Inc., Gtd. Notes	B2	9.125%		08/15/19	3,800	3,857,000
Quicksilver Resources, Inc., Gtd. Notes	B2	11.75%		01/01/16	1,450	1,598,625
Range Resources Corp., Gtd. Notes	Ba3	7.25%		05/01/18	1,075	1,072,312
Range Resources Corp., Gtd. Notes	Ba3	7.50%		05/15/16	500	504,375
Range Resources Corp., Gtd. Notes	Ba3	7.50%		10/01/17	400	403,500
SandRidge Energy, Inc., Gtd. Notes	B3	3.916%	(c)	04/01/14	500	438,253
SandRidge Energy, Inc., Gtd. Notes, PIK(a)	B3	8.625%		04/01/15	6,575	6,385,969
Williams Cos., Inc., (The), Sr. Unsec’d. Notes	Baa3	7.50%		01/15/31	778	827,576
Williams Cos., Inc., (The), Sr. Unsec’d. Notes	Baa3	7.75%		06/15/31	741	796,093

						60,822,974

Oil & Gas Services — 0.5%
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.50%		05/15/15	2,725	2,595,562
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.75%		05/15/17	2,075	1,966,063
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	9.50%		05/15/16	500	507,500
Thermon Industries, Inc., Sr. Sec’d. Notes, 144A	B1	9.50%		05/01/17	650	659,750

						5,728,875

Paper & Forest Products — 1.8%
Georgia-Pacific LLC, Debs.	Ba3	7.25%		06/01/28	320	316,000
Georgia-Pacific LLC, Debs.	Ba3	7.70%		06/15/15	3,450	3,596,625
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	7.00%		01/15/15	2,325	2,348,250
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	8.25%		05/01/16	7,975	8,503,344
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	8.00%		01/15/24	2,500	2,650,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	8.875%		05/15/31	1,350	1,468,125
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15	150	148,125
Smurfit Kappa Treasury Funding Ltd., Gtd. Notes (Ireland)	Ba2	7.50%		11/20/25	900	798,750

						19,829,219

Pipelines & Other — 2.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125%		05/20/16	3,725	3,706,375
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.25%		05/20/15	550	550,000
Dynegy Roseton/Danskammer Pass-Through Trust, Series A, Pass-Through Certificates	B2	7.27%		11/08/10	223	223,359
Dynegy Roseton/Danskammer Pass-Through Trust, Series B, Pass-Through Certificates	B2	7.67%		11/08/16	300	264,000
El Paso Corp., Notes	Ba3	7.80%		08/01/31	2,000	1,976,624
El Paso Corp., Notes, MTN	Ba3	8.05%		10/15/30	900	889,735
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		06/15/17	575	571,762
El Paso Corp., Sr. Unsec’d. Notes(a)	Ba3	7.25%		06/01/18	1,775	1,779,784
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.42%		02/15/37	500	449,881
El Paso Corp., Sr. Unsec’d. Notes(a)	Ba3	7.875%		06/15/12	500	524,959
El Paso Corp., Sr. Unsec’d. Notes	Ba3	8.25%		02/15/16	2,700	2,828,250
El Paso Corp., Sr. Unsec’d. Notes	Ba3	9.625%		05/15/12	1,250	1,328,485
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	6.95%		06/01/28	325	290,971
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	Ba1	6.50%		04/01/20	1,200	1,225,609
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)(a)	Ba1	5.70%		01/05/16	5,735	5,437,181
TransCanada Pipelines Ltd., Jr. Sub. Notes (Canada)	Baa1	6.35%	(c)	05/15/67	2,175	2,017,639

						24,064,614

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Real Estate Investment Trust — 0.1%
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa3	6.50%	06/01/16		$825	$840,070

Retail — 1.1%
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes	Ba3	6.75%	05/01/14		585	573,300
Ferrellgas Partners LP, Sr. Unsec’d. Notes	Ba3	6.75%	05/01/14		700	687,750
JC Penney Corp., Inc., Sr. Unsec’d. Notes(a)	Ba1	7.95%	04/01/17		1,825	2,025,750
Limited Brands, Inc., Gtd. Notes	Ba1	7.00%	05/01/20		650	654,875
New Albertson’s, Inc., Unsec’d. Notes	Ba3	7.45%	08/01/29		900	747,000
New Albertson’s, Inc., Unsec’d. Notes	Ba3	7.75%	06/15/26		1,550	1,286,500
New Albertson’s, Inc., Unsec’d. Notes	Ba3	8.00%	05/01/31		400	346,000
NPC International, Inc., Gtd. Notes	Caa1	9.50%	05/01/14		1,000	1,000,000
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes	B2	7.375%	05/15/20		2,000	2,017,500
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%	04/15/17		1,325	1,298,500
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20		1,000	972,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	7.375%	03/15/20		550	556,875

						12,166,550

Semiconductors — 0.2%
Sensata Technologies BV, Gtd. Notes (Netherlands)(a)	Caa1	8.00%	05/01/14		2,206	2,288,725

Technology — 0.6%
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13		3,872	3,934,920
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	10.625%	05/15/15		2,025	2,164,219

						6,099,139

Telecommunications — 10.2%
Angel Lux Common SA, Sr. Sec’d. Notes (Denmark)	B1	8.25%	05/01/16	EUR	500	635,883
Angel Lux Common SA, Sr. Sec’d. Notes, 144A (Luxembourg)	B1	8.875%	05/01/16		2,760	2,835,900
Axtel SAB de CV, Gtd. Notes, 144A (Mexico)	Ba3	9.00%	09/22/19		3,500	3,123,750
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.75%	05/01/17		1,150	1,216,125
Cricket Communications, Inc., Gtd. Notes(a)	B3	9.375%	11/01/14		1,140	1,157,100
Crown Castle International Corp., Sr. Unsec’d. Notes	B1	7.125%	11/01/19		500	488,750
Crown Castle International Corp., Sr. Unsec’d. Notes	B1	9.00%	01/15/15		1,450	1,533,375
Digicel Group Ltd., Sr. Notes, 144A (Bermuda)(a)	Caa1	10.50%	04/15/18		1,000	1,031,250
Digicel Ltd., Sr. Notes, 144A (Bermuda)(a)	B1	8.25%	09/01/17		3,000	2,970,000
Frontier Communications Corp., Debs.	Ba2	7.00%	11/01/25		850	720,375
Frontier Communications Corp., Debs.	Ba2	7.45%	07/01/35		500	389,375
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	6.625%	03/15/15		200	193,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.125%	03/15/19		2,840	2,627,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.125%	10/01/18		1,500	1,490,625
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.25%	05/01/14		1,000	1,037,500
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.00%	08/15/31		1,575	1,460,813
GeoEye, Inc., Sr. Sec’d. Notes, 144A	B1	9.625%	10/01/15		1,000	1,020,000
Hawaiian Telcom Communications, Inc., Gtd. Notes(g)(i)	NR	9.75%	05/01/13		1,900	33,250
Intelsat Corp., Gtd. Notes	B1	6.875%	01/15/28		300	243,000
Intelsat Corp., Sr. Unsec’d. Notes(a)	B3	9.25%	08/15/14		2,000	2,045,000
Intelsat Corp., Sr. Unsec’d. Notes(a)	B3	9.25%	06/15/16		1,375	1,443,750
Intelsat Jackson Holdings Ltd., Gtd. Notes (Bermuda)	B3	9.50%	06/15/16		2,500	2,625,000
Intelsat Jackson Holdings SA, Gtd. Notes (Bermuda)	Caa2	11.25%	06/15/16		750	798,750
Intelsat Jackson Holdings SA, Gtd. Notes, 144A (Bermuda)(a)	B3	8.50%	11/01/19		6,350	6,413,500
Intelsat Luxembourg SA, Gtd. Notes (Bermuda)	Caa3	11.25%	02/04/17		1,250	1,265,625
Intelsat Luxembourg SA, Gtd. Notes, PIK (Bermuda)(a)	Caa3	11.50%	02/04/17		1,781	1,776,797
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B3	8.875%	01/15/15		3,850	3,912,562
Local Insight Regatta Holdings, Inc., Gtd. Notes	Caa3	11.00%	12/01/17		850	552,500

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Telecommunications (continued)
MetroPCS Wireless, Inc., Gtd. Notes	B3	9.25%		11/01/14		$1,500	$1,545,000
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%		02/15/14		2,000	2,005,000
Qwest Communications International, Inc., Gtd. Notes, 144A	Ba3	7.125%		04/01/18		2,250	2,244,375
Qwest Communications International, Inc., Gtd. Notes, 144A	Ba3	8.00%		10/01/15		5,100	5,240,250
Qwest Corp., Sr. Unsec’d. Notes	Ba1	3.787%	(c)	06/15/13		450	445,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	6.50%		06/01/17		500	503,750
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.20%		11/10/26		925	864,875
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.375%		05/01/16		1,875	2,048,437
Sprint Capital Corp., Gtd. Notes	Ba3	6.90%		05/01/19		11,275	10,203,875
Sprint Capital Corp., Gtd. Notes	Ba3	8.375%		03/15/12		3,025	3,172,469
Sprint Capital Corp., Gtd. Notes	Ba3	8.75%		03/15/32		1,100	1,050,500
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	6.00%		12/01/16		3,790	3,401,525
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	Ba3	8.375%		08/15/17		3,550	3,550,000
Telesat Canada/Telesat LLC, Sr. Sub. Notes (Canada)	Caa1	12.50%		11/01/17		400	446,000
Telesat Canada/Telesat LLC, Sr. Unsec’d. Notes (Canada)	Caa1	11.00%		11/01/15		3,125	3,375,000
Time Warner Telecom holdings, Inc., Gtd. Notes, 144A	B2	8.00%		03/01/18		900	918,000
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)(a)	B2	9.50%		08/15/16		1,400	1,478,750
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes, 144A (United Kingdom)	Ba2	6.50%		01/15/18		4,000	3,930,000
West Corp., Gtd. Notes	Caa1	9.50%		10/15/14		1,500	1,507,500
Wind Acquisition Finance SA, Sec’d. Notes (Luxembourg)	B2	11.00%		12/01/15	EUR	1,100	1,345,138
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg)	B2	11.75%		07/15/17		7,800	7,995,000
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg)	B2	12.00%		12/01/15		900	931,500
Windstream Corp., Gtd. Notes(a)	Ba3	7.875%		11/01/17		2,200	2,147,750
Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16		6,850	6,901,375

							112,292,124

Transportation
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes (Mexico)	B2	9.375%		05/01/12		121	124,025

TOTAL CORPORATE BONDS (cost $897,270,065)							919,200,701

FOREIGN GOVERNMENT BOND — 0.1%
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil) (cost $1,010,226)	Baa3	10.00%		01/01/17	BRL	2,100	1,052,571

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.7%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	Ca	2.984%	(c)	10/25/35		422	289,145
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	Caa1	0.747%	(c)	05/25/35		289	204,153
Banc of America Funding Corp., Series 2006-A, Class 3A2	CC(d)	5.721%	(c)	02/20/36		815	499,577
Banc of America Funding Corp., Series 2006-B, Class 2A1	Caa2	5.506%	(c)	03/20/36		1,086	817,918
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A2	BB+(d)	3.735%	(c)	10/25/35		2,200	2,070,183
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1	Ba1	6.006%	(c)	09/25/36		8,176	7,423,078
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa1	3.095%	(c)	12/25/35		415	213,372
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1	BB+(d)	2.81%	(c)	10/25/35		852	705,230
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	CC(d)	5.593%	(c)	10/25/35		218	150,750

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1	B3	1.413%	(c)	12/25/35		$387	$220,751
Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A9	Caa1	6.00%		01/25/37		173	113,960
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A5	Caa2	0.578%	(c)	05/20/46		402	175,028
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1	B1	0.667%	(c)	03/25/35		142	76,777
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1	A1	0.667%	(c)	03/25/35		871	512,491
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	A1	0.637%	(c)	04/25/35		802	452,790
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-9, Class A1	CCC(d)	6.00%		05/25/36		224	196,913
Deutsche ALT-A Securities, Inc./Alternate Loan Trust, Series 2005-6, Class 1A3	Caa3	5.50%		12/25/35		591	427,631
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR1, Class 2A1A	Aa2	0.598%	(c)	03/19/45		81	50,650
EMFNL, Series 2008-2X, Class A1 (Netherlands)	Aa1	1.68%	(c)	07/17/41	EUR	2,520	2,675,188
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A	B3	0.588%	(c)	03/19/36		2,330	1,252,610
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2B	Ca	0.598%	(c)	01/19/38		389	103,952
Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A	B3	0.558%	(c)	11/19/36		315	184,313
Indymac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A2	CC(d)	6.00%		07/25/37		1,900	1,208,415
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A96	CC(d)	6.00%		08/25/37		223	190,131
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A97	CCC(d)	6.00%		08/25/37		819	697,145
MortgageIT Trust, Series 2005-1, Class 1A1	Aa1	0.667%	(c)	02/25/35		572	424,528
Nomura Asset Acceptance Corp., Series 2006-AP1, Class A2	B3	5.515%		01/25/36		1,354	883,009
Prime Mortgage Trust, Series 2006-CL1, Class A1	B3	0.847%	(c)	02/25/35		63	49,957
Residential Accredit Loans, Inc., Series 2005-QA2, Class NB2	Caa3	3.344%		02/25/35		79	53,593
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2	Caa3	3.004%	(c)	03/25/35		61	41,577
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	Caa3	5.50%		02/25/36		1,644	1,058,432
Residential Accredit Loans, Inc., Series 2006-QO10, Class A1	Caa1	0.507%	(c)	01/25/37		1,744	987,910
Residential Asset Securitization Trust, Series 2005-A10, Class A3	CCC(d)	5.50%		09/25/35		2,638	2,025,855
Residential Funding Mortgage Securities I, Series 2006-SA1, Class 1A1	Caa2	5.654%	(c)	02/25/36		109	78,468
Structured Asset Mortgage Investments, Inc., Series 2005-AR6, Class 2A1	Baa1	0.657%	(c)	09/25/45		186	107,820
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	B2	0.607%	(c)	05/25/46		430	124,767
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	B1	0.467%	(c)	10/25/46		427	416,342
Thornburg Mortgage Securities Trust, Series 2007-3, Class 1A1	Caa2	0.647%	(c)	06/25/47		1,476	1,428,881
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR12, Class 1A2	CCC(d)	5.742%	(c)	10/25/36		600	502,445
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	CCC(d)	5.517%	(c)	12/25/36		1,183	866,466

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $26,680,216)							29,962,201

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
Advertising
Dex One Corp.*	10,760	$204,440

Diversified Financial Services
Citigroup, Inc.*	1	4

Mineral Resources
Zemex Minerals	368	4

Oil, Gas & Consumable Fuels
SemGroup Corp. (Class A Stock)*	6,612	173,552
SemGroup LP	2,555,000	2

		173,554

TOTAL COMMON STOCKS (cost $2,903,911)		378,002

	Units
WARRANTS*
Oil, Gas & Consumable Fuels
SemGroup Corp. (Class A Stock), expiring 11/30/14	6,959	28,532

Paper
MDP Acquisitions PLC, expiring 10/01/2013, 144A(g)	900	39,280

TOTAL WARRANTS (cost $0)		67,812

TOTAL LONG-TERM INVESTMENTS (cost $963,697,192)		984,248,659

	Shares
SHORT-TERM INVESTMENTS — 23.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 13.2%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $145,772,581; includes $144,807,583 of cash collateral for securities on loan) (Note 4)(b)(w)	145,772,581	145,772,581

	Principal Amount (000)#
REPURCHASE AGREEMENTS(m) — 8.5%
Banc of America Securities LLC, 0.01%, dated 06/30/10, due 07/01/10 in the amount of $15,100,004	$15,100	15,100,000
Credit Suisse Securities LLC, 0.01%, dated 06/30/10, due 07/01/10 in the amount of $2,000,001	2,000	2,000,000
Deutsche Bank Securities, Inc., 0.02%, dated 06/30/10, due 07/01/10 in the amount of $76,800,043	76,800	76,800,000

TOTAL REPURCHASE AGREEMENTS (cost $93,900,000)		93,900,000

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.7%
Federal Home Loan Mortgage Corp., (cost $7,994,222)	0.25%	10/13/10	$8,000	$7,996,536

U.S. TREASURY OBLIGATIONS(n) — 1.3%
U.S. Treasury Bills(l)	0.149%	07/29/10	620	619,922
U.S. Treasury Bills(l)	0.183%	09/02/10	1,897	1,896,478
U.S. Treasury Bills(k)(l)	0.208%	08/26/10	1,167	1,166,801
U.S. Treasury Bills	0.21%	12/09/10	10,000	9,991,280

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,673,552)				13,674,481

TOTAL SHORT-TERM INVESTMENTS (cost $261,340,355)				261,343,598

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—113.0% (cost $1,225,037,547)				1,245,592,257

	Counterparty		Notional Amount (000)#
OPTIONS WRITTEN*
Put Options
Interest Rate Swap Options,
Receive a fixed rate of 5.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank		17,000	(1)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland		7,000	(1)

TOTAL OPTIONS WRITTEN (premiums received $237,766)				(2)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—113.0% (cost $1,224,799,781)(o)				1,245,592,255
Other liabilities in excess of other assets(x) — (13.0)%				(143,609,862)

NET ASSETS — 100.0%				$1,101,982,393

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal and notional amount are shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $141,476,022; cash collateral of $144,807,583 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Security segregated as collateral for futures contracts.

(l)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(m)	Repurchase agreements are collateralized by United States Treasuries.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of June 30, 2010, 3 securities representing $34,374 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation
Long Positions:
110	90 Day Euro Dollar	Sep 10	$27,020,125	$27,319,875	$299,750
825	90 Day Euro Dollar	Dec 10	201,927,312	204,661,875	2,734,563
382	90 Day Euro Dollar	Mar 11	93,609,100	94,697,800	1,088,700

					$4,123,013

Forward foreign currency exchange contracts outstanding at June 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Chinese Yuan,
Expiring 11/17/10	Citigroup Global Markets	CNY	2,925	$441,000	$432,917	$(8,083)
Expiring 11/17/10	Deutsche Bank	CNY	2,872	433,000	425,032	(7,968)
Expiring 11/17/10	Deutsche Bank	CNY	2,382	360,000	352,576	(7,424)
Expiring 11/17/10	Deutsche Bank	CNY	1,555	234,902	230,058	(4,844)
Expiring 11/17/10	Deutsche Bank	CNY	737	111,000	109,040	(1,960)
Expiring 11/17/10	Morgan Stanley	CNY	1,489	225,000	220,294	(4,706)
Expiring 11/17/10	Morgan Stanley	CNY	1,482	224,000	219,381	(4,619)
Expiring 11/23/10	Barclays Capital Group	CNY	1,061	160,000	157,013	(2,987)
Expiring 11/23/10	Barclays Capital Group	CNY	744	112,000	110,066	(1,934)

				$2,300,902	$2,256,377	$(44,525)

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 09/23/10	Royal Bank of Scotland	GBP	11,302	$16,720,631	$16,885,605	$(164,974)
Euro,
Expiring 07/26/10	Credit Suisse First Boston Corp.	EUR	35,358	47,384,498	43,242,849	4,141,649
Expiring 07/26/10	Morgan Stanley	EUR	828	1,023,739	1,012,644	11,095
Expiring 07/26/10	Royal Bank of Scotland	EUR	497	615,346	607,831	7,515
Expiring 07/26/10	Royal Bank of Scotland	EUR	419	558,003	512,437	45,566
Expiring 08/24/10	Citigroup Global Markets	EUR	3,259	4,023,366	3,986,422	36,944

				$70,325,583	$66,247,788	$4,077,795

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	3,300	10.15%	Brazilian interbank lending rate	$(72,167)	$(7,574)	$(64,593)
Barclays Bank PLC(1)	01/02/12	BRL	24,600	10.68%	Brazilian interbank lending rate	(255,818)	(9,069)	(246,749)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	36,600	10.12%	Brazilian interbank lending rate	(826,653)	(25,704)	(800,949)
Merrill Lynch & Co.(1)	01/02/12	BRL	2,000	14.77%	Brazilian interbank lending rate	96,742	7,702	89,040

						$(1,057,896)	$(34,645)	$(1,023,251)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices – Sell Protection(1)
Credit Suisse International	08/25/37	$1,976	0.09%	ABX.HE.AAA.07-1 Index	$(1,140,418)	$(1,344,851)	$204,433
Morgan Stanley Capital Services, Inc.	06/20/15	20,000	5.00%	Dow Jones CDX NA HY14 5Y	(1,088,256)	(291,534)	(796,722)
Deutsche Bank AG	06/20/15	10,000	5.00%	Dow Jones CDX NA HY14 5Y	(544,128)	(379,928)	(164,200)
Citigroup, Inc.	06/20/15	10,000	5.00%	Dow Jones CDX NA HY14 5Y	(534,104)	(446,528)	(87,576)
Citigroup, Inc.	06/20/15	10,000	5.00%	Dow Jones CDX NA HY14 5Y	(544,129)	9,361	(553,490)
Citigroup, Inc.	12/20/14	9,900	5.00%	Dow Jones CDX NA HY13 5Y	(297,166)	(249,515)	(47,651)

					$(4,148,201)	$(2,702,995)	$(1,445,206)

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at June 30, 2010(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1)
Credit Suisse International	03/20/14	$3,000	5.00%	AES Corp., 7.75%, due 03/01/14	5.035%	$(1,381)	$(205,606)	$204,225
Credit Suisse International	06/20/14	400	5.00%	AES Corp., 7.75%, due 03/01/14	5.230%	(2,843)	(18,990)	16,147
Morgan Stanley Capital Services, Inc.	06/20/14	1,700	5.00%	AES Corp., 7.75%, due 03/01/14	5.230%	(12,086)	(81,213)	69,127
Bank of America	09/20/11	600	5.00%	American International Group, Inc., 6.25%, due 05/01/36	2.430%	19,380	(80,769)	100,149
Goldman Sachs Capital Markets, L.P.	09/20/11	700	5.00%	American International Group, Inc., 6.25%, due 05/01/36	2.430%	22,610	(90,313)	112,923
Citigroup, Inc.	03/20/14	200	5.00%	Aramark Corp., 8.50%, due 02/01/15	5.535%	(3,854)	(3,965)	111
Citigroup, Inc.	09/20/14	200	5.00%	CHS/Community Health System, 8.875%, due 07/15/15	5.325%	(2,093)	(15,080)	12,987
Goldman Sachs Capital Markets, L.P.	03/20/14	500	5.00%	CHS/Community Health System, 8.875%, due 07/15/15	5.002%	1,456	(33,151)	34,607

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at June 30, 2010(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Citigroup, Inc.	09/20/14	$1,500	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	12.090%	$(315,445)	$(173,175)	$(142,270)
Goldman Sachs Capital Markets, L.P.	09/20/14	4,950	5.00%	El Paso Corp., 6.875%, due 06/15/14	3.343%	321,219	(393,614)	714,833
Barclays Bank PLC	09/20/10	2,900	0.83%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.420%	8,078	—	8,078
Merrill Lynch & Co.	03/20/12	3,575	5.00%	GMAC LLC, 6.875%, due 08/28/12	4.242%	51,472	(229,415)	280,887
Merrill Lynch & Co.	09/20/13	1,500	5.00%	GMAC LLC, 6.875%, due 08/28/12	5.000%	3,960	(242,770)	246,730
Credit Suisse International	06/20/14	500	5.00%	HCA Inc., 7.858%, due 11/16/12	2.561%	35,220	(32,723)	67,943
Goldman Sachs Capital Markets, L.P.	06/20/14	5,800	5.00%	NRG Energy, 7.25%, due 02/01/14	4.330%	163,150	(2,542)	165,692
Royal Bank of Scotland PLC	09/20/10	1,300	1.58%	Republic of Indonesia, 6.75%, due 03/10/14	0.540%	2,535	(46)	2,581
Goldman Sachs Capital Markets, L.P.	09/20/14	1,200	5.00%	RRI Energy Inc., 7.625%, due 06/15/14	6.666%	(62,476)	(162,349)	99,873
Goldman Sachs Capital Markets, L.P.	09/20/14	1,000	5.00%	RRI Energy Inc., 7.625%, due 06/15/14	6.666%	(52,049)	(149,424)	97,375
Citigroup, Inc.	09/20/14	900	5.00%	RRI Energy Inc., 7.875%, due 06/15/17	6.666%	(46,857)	(81,593)	34,736
Citigroup, Inc.	12/20/14	1,000	5.00%	RRI Energy Inc., 7.875%, due 06/15/17	6.877%	(62,481)	(65,629)	3,148
Deutsche Bank AG	09/20/10	400	5.00%	RRI Energy Inc., 7.875%, due 06/15/17	6.666%	(20,819)	(48,463)	27,644
Deutsche Bank AG	09/20/14	400	5.00%	RRI Energy Inc., 7.875%, due 06/15/17	6.666%	(20,819)	(48,450)	27,631
Bank of America	12/20/10	1,200	5.00%	SLM Corp., 5.125%, due 08/27/12	4.154%	13,021	(45,511)	58,532
Barclays Bank PLC	09/20/11	100	5.00%	SLM Corp., 5.125%, due 08/27/12	4.170%	710	(3,814)	4,524
Barclays Bank PLC	09/20/11	2,675	5.00%	SLM Corp., 5.125%, due 08/27/12	4.170%	19,040	(106,406)	125,446
Barclays Bank PLC	09/20/14	2,300	5.00%	SLM Corp., 5.125%, due 08/27/12	5.870%	(72,128)	(227,743)	155,615
Deutsche Bank AG	06/20/12	900	5.00%	SLM Corp., 5.125%, due 08/27/12	4.753%	(382)	(76,227)	75,845
Deutsche Bank AG	06/20/13	250	5.00%	SLM Corp., 5.125%, due 08/27/12	5.226%	(2,779)	(23,720)	20,941
Deutsche Bank AG	09/20/14	200	5.00%	SLM Corp., 5.125%, due 08/27/12	5.870%	(6,272)	(18,181)	11,909
Citigroup, Inc.	03/20/14	200	5.00%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	5.390%	(4,796)	(9,521)	4,725
Barclays Bank PLC	09/20/10	2,900	1.07%	United Mexican States, 7.50%, due 04/08/33	0.541%	11,919	—	11,919

						$(15,790)	$(2,670,403)	$2,654,613

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$ 204,444	$ —	$173,558
Warrants	—	39,280	28,532
Asset-Backed Securities	—	1,694,925	—
Bank Loans	—	28,004,794	—
Commercial Mortgage-Backed Securities	—	3,887,653	—
Corporate Bonds	—	919,166,333	34,368
Foreign Government Bonds	—	1,052,571	—
Residential Mortgage-Backed Securities	—	29,962,201	—
U.S. Government Agency Obligations	—	7,996,536	—
U.S. Treasury Obligations	—	13,674,481	—
Repurchase Agreements	—	93,900,000	—
Affiliated Money Market Mutual Fund	145,772,581	—	—
Written Options	—	(2)	—
Other Financial Instruments*
Futures	4,123,013	—	—
Foreign Forward Currency Contracts	—	4,033,270	—
Interest Rate Swaps	—	(1,023,251)	—
Credit Default Swaps	—	1,209,407	—

Total	$150,100,038	$1,103,598,198	$236,458

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Warrants	Asset-Backed Securities
Balance as of 12/31/09	$170,241	$31,316	$19,181,770
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	450,034
Change in unrealized appreciation (depreciation)**	3,317	(2,784)	(511,269)
Purchases	—	—	—
Sales	—	—	(19,120,535)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/10	$173,558	$28,532	$—

	Commercial Mortgage-Backed		Corporate Bond
Balance as of 12/31/09	$2,775,610		$34,899
Accrued discounts/premiums	—		—
Realized gain (loss)	—		—
Change in unrealized appreciation (depreciation)**	—		(531)
Purchases	—		—
Sales	—		—
Transfers into Level 3	—		—
Transfers out of Level 3	(2,775,610	)***	—

Balance as of 6/30/10	$—		$34,368

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	Of which, $2 was included in Net Assets relating to securities held at the reporting period end.
***	Transferred from Level 3 to Level 2 fair value hierarchy due to the fact that an independent pricing agent was able to obtain sufficient market data to provide a reasonable market value for the security.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (13.1% represents investments purchased with collateral from securities on loan)	13.2%
Diversified Financial Services	12.1
Telecommunications	10.2
Repurchase Agreements	8.5
Financial – Bank & Trust	5.9
Oil & Gas	5.5
Healthcare & Pharmaceuticals	4.5
Electric	4.5
Cable	3.7
Media & Entertainment	2.8
Residential Mortgage-Backed Securities	2.7
Bank Loans	2.5
Insurance	2.4
Pipelines & Other	2.2
Healthcare Services	2.0
Gaming	1.9
Chemicals	1.9
Paper & Forest Products	1.8
Healthcare Products	1.8
Metals & Mining	1.7
Containers & Packaging	1.7
Automotive	1.6
Airlines	1.5
Food	1.5
Household Products/Wares	1.3
U.S. Treasury Obligations	1.3
Retail	1.1
Holding Companies – Diversified	1.0
Computer Services & Software	0.9
Lodging	0.9
Diversified Manufacturing	0.9
U.S. Government Agency Obligations	0.7
Coal	0.6
Technology	0.6
Commercial Services	0.5
Building Materials	0.5
Oil & Gas Services	0.5
Advertising	0.5
Commercial Mortgage-Backed Securities	0.4
Leisure Time	0.3
Healthcare – Services	0.3
Business Services	0.3
Diversified Machinery	0.2
Distribution/Wholesale	0.2
Beverages	0.2
Semiconductors	0.2
Auto Parts & Equipment	0.2
Iron/Steel	0.2
Apparel	0.2
Financial Services	0.2
Asset-Backed Securities	0.2
Internet Services	0.1
Foreign Government Bonds	0.1
Real Estate Investment Trusts	0.1
Electronic Components	0.1
Machinery & Equipment	0.1

113.0
Options Written	— *
Other liabilities in excess of other assets	(13.0)

100.0

*	Less than .05%

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$4,123,013	*	—	$—
Interest rate contracts	Unrealized appreciation on swap agreements	89,040		Unrealized depreciation on swap agreements	1,112,291
Interest rate contracts	Premiums paid for swap agreements	7,702		Premiums received for swap agreements	42,347
Interest rate contracts	—	—		Written options outstanding, at value	2
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	4,242,769		Unrealized depreciation on foreign currency forward contracts	209,499
Credit contracts	Unrealized appreciation on swap agreements	3,001,316		Unrealized depreciation on swap agreements	1,791,909
Credit contracts	Premiums paid for swap agreements	9,361		Premiums received for swap agreements	5,382,759
Equity contracts	Unaffiliated investments	67,812		—	—

Total		$11,541,013			$8,538,807

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$16	$695,458	$1,446,763	$13,005	$—	$2,155,242
Foreign exchange contracts	—	—	—	—	5,506,851	5,506,851
Credit contracts	—	—	—	3,145,618	—	3,145,618

Total	$16	$695,458	$1,446,763	$3,158,623	$5,506,851	$10,807,711

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$2,322,000	$(333,092)	$282,304	$—	$2,271,212
Foreign exchange contracts	—	—	—	—	3,080,595	3,080,595
Credit contracts	—	—	—	(3,761,134)	—	(3,761,134)
Equity contracts	(5,385)	—	—	—	—	(5,385)

Total	$(5,385)	$2,322,000	$(333,092)	$(3,478,830)	$3,080,595	$1,585,288

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Written Options(1)	Futures Contracts – Long Positions(2)	Forward Foreign Currency Exchange Purchase Contracts(3)	Forward Foreign Currency Exchange Sale Contracts(4)	Interest Rate Swap Agreements(5)	Credit Default Swap Agreements – Buy Protection(5)	Credit Default Swap Agreements – Sell Protection(5)
$1,073,799	$349,655,962	$3,470,575	$63,666,575	$37,477,586	$5,472,333	$90,169,008

(1)	Premium Received.

(2)	Value at Trade Date.

(3)	Value at Settlement Date Payable.

(4)	Value at Settlement Date Receivable.

(5)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST HIGH YIELD PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $141,476,022:
Unaffiliated investments (cost $1,079,264,966)	$1,099,819,676
Affiliated investments (cost $145,772,581)	145,772,581
Cash	719,847
Foreign currency, at value (cost $26,792)	28,659
Deposit with broker	3,120
Dividends and interest receivable	18,095,764
Receivable for investments sold	11,498,860
Unrealized appreciation on foreign currency forward contracts	4,242,769
Unrealized appreciation on swap agreements	3,090,356
Receivable for fund share sold	335,840
Premiums paid for swap agreements	17,063
Due from broker-variation margin	13,063
Prepaid expenses	916

Total Assets	1,283,638,514

LIABILITIES:
Payable to broker for collateral for securities on loan	144,807,583
Payable for investments purchased	14,737,038
Payable for fund share repurchased	8,032,095
Premiums received for swap agreements	5,425,106
Due to broker	5,170,000
Unrealized depreciation on swap agreements	2,904,200
Advisory fees payable	293,787
Unrealized depreciation on foreign currency forward contracts	209,499
Accrued expenses and other liabilities	70,045
Shareholder servicing fees payable	6,224
Affiliated transfer agent fee payable	542
Written options outstanding, at value (premiums received $237,766)	2

Total Liabilities	181,656,121

NET ASSETS	$1,101,982,393

Net assets were comprised of:
Paid-in capital	$1,251,837,765
Retained earnings	(149,855,372)

Net assets, June 30, 2010	$1,101,982,393

Net asset value and redemption price per share, $1,101,982,393 / 161,578,928 outstanding shares of beneficial interest	$6.82

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated interest income	$42,879,403
Unaffiliated dividend income	139,066
Affiliated income from securities lending, net	92,285
Affiliated dividend income	5,425

43,116,179

EXPENSES
Advisory fees	4,031,160
Shareholder servicing fees and expenses	537,488
Custodian and accounting fees	137,000
Audit fee	17,000
Trustees’ fees	9,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Insurance expenses	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense (Note 7)	243
Miscellaneous	5,082

Total expenses	4,759,973
Less: shareholder servicing fee waiver	(49,671)

Net expenses	4,710,302

NET INVESTMENT INCOME	38,405,877

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	18,118,085
Futures transactions	695,458
Options written transactions	1,446,763
Swap agreement transactions	3,158,623
Foreign currency transactions	5,238,238

28,657,167

Net change in unrealized appreciation (depreciation) on:
Investments	(27,524,702)
Futures	2,322,000
Options written	(333,092)
Swap agreements	(3,478,830)
Foreign currencies	3,059,426

(25,955,198)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	2,701,969

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,107,846

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$38,405,877	$48,349,697
Net realized gain (loss) on investments and foreign currency transactions	28,657,167	(23,528,583)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(25,955,198)	165,211,746

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	41,107,846	190,032,860

DISTRIBUTIONS	(48,236,262)	(28,385,495)

FUND SHARE TRANSACTIONS:
Fund share sold [79,291,041 and 119,559,518 shares, respectively]	556,445,035	697,225,136
Fund share issued in reinvestment of distributions [7,210,204 and 4,860,530 shares, respectively]	48,236,262	28,385,495
Fund share repurchased [55,729,012 and 56,127,794 shares, respectively]	(393,367,287)	(320,720,681)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	211,314,010	404,889,950

TOTAL INCREASE IN NET ASSETS	204,185,594	566,537,315
NET ASSETS:
Beginning of period	897,796,799	331,259,484

End of period	$1,101,982,393	$897,796,799

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 74.1% ASSET-BACKED SECURITIES — 1.6%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities — 0.7%
ARES CLO Funds (Cayman Islands), Ser. 2005-10A, Class A3, 144A(a)	Aa3	0.779%	09/18/17	$1,500	$1,404,780
BA Credit Card Trust, Ser. 2006-A6, Class A6(a)	Aaa	0.380%	11/15/13	1,100	1,097,201
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	1.150%	02/15/17	3,000	2,884,253
BlackRock Senior Income Series Corp., Ser. 2005-2A, Class A1, 144A(a)	Aa2	0.747%	05/25/17	1,379	1,299,767
CarMax Auto Owner Trust, Ser. 2008-2, Class A2A	Aaa	4.060%	09/15/11	143	143,351
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.640%	01/15/14	1,000	980,558
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(a)	Aaa	0.671%	07/27/16	1,484	1,433,348
MBNA Credit Card Master Note Trust, Ser. 2002-C3, Class C3(a)	A3	1.700%	10/15/14	1,500	1,483,876
MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2(a)	A3	1.250%	11/15/16	1,500	1,419,853
MBNA Credit Card Master Note Trust, Ser. 2006-A2, Class A2(a)	Aaa	0.410%	06/15/15	1,000	991,700
MBNA Credit Card Master Note Trust, Ser. 2006-A5, Class A5(a)	Aaa	0.410%	10/15/15	1,500	1,485,387
MBNA Credit Card Master Note Trust, Ser. 2006-C1, Class C1(a)	A3	0.770%	07/15/15	7,000	6,678,279
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aa3	0.834%	08/22/16	1,385	1,333,154

					22,635,507

Residential Mortgage-Backed Securities — 0.9%
ACE Securities Corp., Ser. 2004-IN1, Class A1(a)	Aaa	0.667%	05/25/34	1,649	1,269,911
Argent Securities, Inc., Ser. 2003-W4, Class M1(a)	Aaa	1.547%	10/25/33	6,267	4,768,352
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(a)	Aaa	0.707%	10/25/34	438	398,376
Countrywide Asset-Backed Certificates, Ser. 2004-6, Class 2A5(a)	Aaa	0.737%	11/25/34	1,912	1,607,758
Countrywide Asset-Backed Certificates, Ser. 2004-ECC2, Class M1(a)	Aa1	1.247%	12/25/34	3,531	3,248,318
Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB4, Class AF2	Aaa	4.751%	08/25/35	327	325,349
Fieldstone Mortgage Investment Corp., Ser. 2005-1, Class M3(a)	A1	1.157%	03/25/35	1,343	1,336,679
GSAMP Trust, Ser. 2005-WMC1, Class A4(a)	Aa1	0.727%	09/25/35	2,125	2,048,557
Home Equity Asset Trust, Ser. 2005-5, Class 2A2(a)	Aaa	0.597%	11/25/35	1,190	1,160,432
HSBC Home Equity Loan Trust, Ser. 2005-3, Class M1(a)	Aa1	0.768%	01/20/35	1,983	1,835,195
HSBC Home Equity Loan Trust, Ser. 2007-3, Class A1(a)	Aaa	1.148%	11/20/36	3,806	3,729,774
Master Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(a)	Aaa	0.697%	09/25/34	759	639,062
Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2(a)	Aaa	1.427%	03/25/33	528	470,841
Morgan Stanley ABS Capital I, Ser. 2004-HE4, Class M1(a)	Aa2	0.947%	05/25/34	6,982	5,054,539
Morgan Stanley ABS Capital I, Ser. 2004-NC5, Class M1(a)	Aa2	0.947%	05/25/34	1,958	1,432,323
Option One Mortgage Loan Trust, Ser. 2003-3, Class A1(a)	Aaa	0.927%	06/25/33	880	665,012
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-3, Class AF3(a)	Aaa	4.437%	07/25/35	367	365,436
Wells Fargo Home Equity Trust, Ser. 2005-3, Class AI1A,(a)	Aaa	0.617%	11/25/35	92	91,566

					30,447,480

TOTAL ASSET-BACKED SECURITIES (cost $43,230,093)					53,082,987

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banc of America Commercial Mortgage, Inc., Ser. 2005-4, Class A3	AAA(b)	4.891%	07/10/45	$2,000	$2,087,009
Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2(a)	Aaa	5.334%	09/10/45	1,475	1,498,402
Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A4(a)	Aaa	5.372%	09/10/45	5,000	5,293,002
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PW10, Class A3	AAA(b)	5.395%	12/11/40	2,000	2,072,203
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PW10, Class A4(a)	AAA(b)	5.405%	12/11/40	5,000	5,255,801
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR8, Class A3	Aaa	4.550%	06/11/41	2,000	2,035,166
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Class A2(c)	AAA(b)	5.426%	09/11/41	2,295	2,365,216
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Class A4	Aaa	5.537%	10/12/41	2,593	2,721,163
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A2	Aaa	5.205%	02/11/44	2,970	3,067,551
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	2,000	2,074,920
Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class ASB(a)	Aaa	5.920%	03/15/49	2,000	2,145,788
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(a)	Aaa	5.546%	01/15/46	5,000	5,092,482
Commercial Mortgage Pass-Through Certificates, Ser. 2005-C6, Class A3	Aaa	5.144%	06/10/44	5,000	5,195,313
Commercial Mortgage Pass-Through Certificates, Ser. 2007-C9, Class A2(a)	Aaa	5.811%	12/10/49	2,000	2,092,821
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aaa	4.832%	04/15/37	5,000	5,077,495
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.609%	02/15/39	5,800	6,102,679
FHLMC Multifamily Structured Pass Through Certificates, Ser. 2010-K007, Class A2	Aaa	4.224%	03/25/20	7,549	7,821,558
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(a)	AAA(b)	5.514%	03/10/44	5,000	5,276,110
GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4(a)	AAA(b)	5.238%	11/10/45	5,450	5,737,448
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A3(a)	Aaa	6.085%	07/10/38	6,310	6,660,213
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CBX, Class A5	Aaa	4.654%	01/12/37	6,219	6,407,679
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A3A1(a)	Aaa	5.457%	01/12/43	10,000	10,351,839
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(a)	Aaa	5.360%	12/15/44	5,000	5,318,488
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	3,790	3,928,158
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB17, Class A3	Aaa	5.450%	12/12/43	3,335	3,544,750
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP8, Class A3A	Aaa	5.388%	05/15/45	10,000	10,521,831
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-C1, Class A3	Aaa	5.790%	02/15/51	4,240	4,465,223
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2008-C2, Class A2	Aaa	5.855%	02/12/51	2,000	2,063,506
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	5,000	5,214,986
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	1,500	1,538,091

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
LB-UBS Commercial Mortgage Trust, Ser. 2007-C2, Class A2	AAA(b)	5.303%	02/15/40	$2,000	$2,065,950
LB-UBS Commercial Mortgage Trust, Ser. 2007-C7, Class A2	AAA(b)	5.588%	09/15/45	2,000	2,077,838
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class ASB(a)	Aaa	6.072%	06/12/46	3,000	3,233,231
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A1	Aaa	5.549%	06/12/50	349	351,110
Morgan Stanley Capital I, Ser. 2005-HQ7, Class A4(a)	Aaa	5.376%	11/14/42	1,745	1,861,540
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A4(a)	AAA(b)	5.731%	07/12/44	5,000	5,357,552
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3(a)	Aaa	5.465%	12/15/44	2,000	2,068,814
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	1,410	1,442,487

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $133,828,197)					151,485,413

CORPORATE BONDS — 26.9%
Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	705,382

Airlines — 0.2%
American Airlines, Pass-thru Certs. Ser. 2009-1A(c)	Baa3	10.375%	07/02/19	2,513	2,788,958
Continental Airlines, Inc., Pass-thru Certs., Ser. A(c)	Baa1	5.983%	04/19/22	1,817	1,782,710
Delta Air Lines, Inc., Pass-thru Certs.	Baa2	6.200%	07/02/18	800	808,000

					5,379,668

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, M.T.N.	Baa1	5.750%	12/15/14	500	515,857

Banking — 8.6%
American Express Co., Sr. Unsec’d. Notes(d)	A3	8.125%	05/20/19	18,090	22,460,435
Bank of America Corp., Sr. Notes	A2	5.625%	07/01/20	17,935	18,077,458
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, M.T.N.(d)	A2	5.650%	05/01/18	4,000	4,099,248
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375%	08/15/11	1,500	1,558,517
Bank of America Corp., Sr. Unsec’d. Notes(c)(d)	A2	7.625%	06/01/19	7,815	8,952,145
Bank of Montreal (Canada), Covered Notes, 144A	Aaa	2.850%	06/09/15	8,975	9,121,696
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, M.T.N.	Aa2	2.950%	06/18/15	5,000	5,058,055
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, M.T.N.	Aa2	4.500%	04/01/13	3,965	4,271,328
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	5,550	6,174,014
Bear Stearns Cos. LLC. (The), Sr. Unsec’d. Notes(d)	Aa3	7.250%	02/01/18	9,500	11,093,150
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	7.375%	05/23/14	4,900	5,602,934
Citigroup, Inc., Sr. Unsec’d. Notes(c)	A3	6.125%	05/15/18	10,000	10,436,820
Citigroup, Inc., Unsec’d. Notes(c)	A3	8.500%	05/22/19	15,750	18,775,953
Credit Suisse (Switzerland), Sub. Notes	Aa2	6.000%	02/15/18	2,000	2,086,930
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	1,665	1,681,202
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, M.T.N.(c)	A1	5.375%	03/15/20	20,300	20,058,755
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%	04/01/18	10,500	10,998,929
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa2	3.500%	06/28/15	2,220	2,241,356
International Bank For Reconstruction & Development, Notes	Aaa	2.375%	05/26/15	4,795	4,875,240
JPMorgan Chase & Co., Sr. Unsec’d. Notes(c)	Aa3	4.950%	03/25/20	18,450	19,174,163
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.000%	01/15/18	2,500	2,760,587

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, M.T.N.	Aa3	5.800%	01/13/20	$1,000	$943,895
Merrill Lynch & Co., Inc., Notes, M.T.N.(d)	A2	6.875%	04/25/18	12,365	13,190,747
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	10,000	9,912,960
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, M.T.N.(c)	A2	5.500%	01/26/20	19,500	18,864,300
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.(c)	A2	5.950%	12/28/17	6,000	6,075,960
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	3.700%	11/13/14	2,900	2,954,253
PNC Funding Corp., Gtd. Notes.	A3	6.700%	06/10/19	5,025	5,758,595
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	4.875%	06/10/14	1,115	1,177,277
UBS AG (Switzerland), Sr. Unsec’d. Notes, Ser. DPNT, M.T.N.	Aa3	3.875%	01/15/15	5,000	4,975,250
US Bancorp, Sr. Unsec’d. Notes(c)	Aa3	2.000%	06/14/13	6,900	6,965,833
Wachovia Corp., Sr. Unsec’d. Notes, M.T.N.(c)	A1	5.750%	02/01/18	15,000	16,433,220
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	4.375%	01/31/13	1,500	1,585,758
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.625%	12/11/17	6,525	7,133,078

					285,530,041

Building Materials & Construction — 0.1%
Centex Corp., Sr. Unsec’d. Notes(c)	B1	5.700%	05/15/14	3,000	3,037,500
CRH America, Inc., Gtd. Notes	Baa1	8.125%	07/15/18	1,000	1,205,950

					4,243,450

Cable — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	8.000%	04/30/12	2,000	2,080,000
Comcast Corp., Gtd. Notes	Baa1	5.150%	03/01/20	11,375	11,909,045
Comcast Corp., Gtd. Notes(c)	Baa1	5.900%	03/15/16	5,700	6,423,598
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	7.750%	11/01/10	3,400	3,469,061
DIRECTV Holdings LLC, Gtd. Notes	Baa2	3.550%	03/15/15	1,385	1,394,189
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	4,070	4,310,423
Time Warner Cable, Inc., Gtd. Notes(c)	Baa2	5.000%	02/01/20	11,600	11,862,635
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	04/01/19	1,490	1,832,405
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.750%	02/14/19	5,725	7,223,456

					50,504,812

Capital Goods — 0.6%
Caterpillar, Inc., Sr. Unsec’d. Notes(c)(d)	A2	7.900%	12/15/18	5,000	6,426,650
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,777,259; purchased 06/24/10)(e)	Baa2	2.750%	07/01/13	1,780	1,785,472
ITT Corp., Sr. Unsec’d. Notes	Baa1	6.125%	05/01/19	2,445	2,817,948
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.	A2	1.875%	06/17/13	4,805	4,831,043
Waste Management, Inc., Gtd. Notes(c)	Baa3	7.375%	03/11/19	3,680	4,459,567

					20,320,680

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.550%	05/15/19	5,500	6,732,621
INVISTA, Sr. Unsec’d. Notes, 144A (original cost $722,024; purchased 03/10/10)(e)(f)	Ba3	9.250%	05/01/12	707	717,605
Lubrizol Corp., Sr. Unsec’d. Notes	Baa2	8.875%	02/01/19	1,750	2,190,062
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	B1	6.500%	01/15/12	925	925,000

					10,565,288

Consumer — 0.1%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	4,022	4,644,783

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric — 1.0%
Atlantic City Electric Co., First Mtge. Bonds	A3	7.750%	11/15/18	$3,350	$4,220,414
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. U	Baa1	7.000%	03/01/14	7,340	8,515,156
Connecticut Light & Power Co. (The), Ser. 09-A	A2	5.500%	02/01/19	2,400	2,667,588
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(c)	A3	4.450%	06/15/20	1,640	1,738,282
Consumers Energy Co., First Mtge. Bonds	A3	6.125%	03/15/19	1,000	1,147,291
Dominion Resources, Inc., Sr. Unsec’d. Notes, Ser. B(c)	Baa2	6.250%	06/30/12	2,311	2,518,958
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	4.300%	06/15/20	1,080	1,140,562
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	5.800%	04/30/18	500	564,057
Indiana Michigan Power Co., Sr. Unsec’d. Notes	Baa2	7.000%	03/15/19	2,000	2,340,052
Ohio Power Co., Sr. Unsec’d. Notes	Baa1	5.750%	09/01/13	2,000	2,212,604
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	5.950%	09/01/13	700	770,784
Sierra Pacific Power Co., Genl. Ref. Mtge.	Baa3	5.450%	09/01/13	1,275	1,382,735
Toledo Edison Co. (The), First Mtge. Bonds	Baa1	7.250%	05/01/20	3,500	4,240,428
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.750%	01/15/15	1,200	1,263,544

					34,722,455

Energy – Integrated — 0.3%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	5.700%	10/15/19	3,750	4,095,907
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	1,125	1,359,555
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	6.050%	05/15/18	650	731,915
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	1,550	1,639,426
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/22/15	2,470	2,494,458

					10,321,261

Energy – Other — 0.7%
EnCana Corp. (Canada), Sr. Unsec’d. Notes	Baa2	5.900%	12/01/17	3,250	3,652,552
EOG Resources, Inc., Sr. Unsec’d. Notes	A3	2.950%	06/01/15	1,430	1,443,339
Kerr-McGee Corp., Gtd. Notes	Ba1	6.950%	07/01/24	2,000	1,817,296
Nabors Industries, Inc., Gtd. Notes	Baa1	6.150%	02/15/18	2,500	2,680,547
Weatherford International Ltd. (Switzerland), Gtd. Notes	Baa1	7.000%	03/15/38	500	473,150
Weatherford International Ltd. (Switzerland), Gtd. Notes	Baa1	9.625%	03/01/19	1,300	1,565,448
Weatherford International, Inc., Gtd. Notes	Baa1	6.350%	06/15/17	500	526,942
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.875%	09/01/21	815	934,065
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	4.625%	06/15/13	1,500	1,617,219
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	5.500%	06/15/18	2,425	2,773,017
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	5.750%	12/15/13	5,690	6,463,356

					23,946,931

Foods — 2.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	16,000	19,420,192
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.875%	04/15/14	4,500	5,087,993
Delhaize Group (Belgium), Gtd. Notes(c)	Baa3	5.875%	02/01/14	6,250	6,975,281
Delhaize Group (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	1,000	1,152,300
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.750%	10/23/17	3,500	3,958,272
Dr. Pepper Snapple Group, Inc., Gtd. Notes	Baa2	6.120%	05/01/13	1,050	1,168,339
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	08/15/13	750	827,246
General Mills, Inc., Sr. Unsec’d. Notes(c)	Baa1	5.700%	02/15/17	750	871,067
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	2,000	2,107,778
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	18,935	20,289,818
McDonald’s Corp., Sr. Unsec’d. Notes, M.T.N.	A3	5.350%	03/01/18	750	858,966
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.350%	08/15/17	5,000	5,770,880
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	2,253	2,253,000

					70,741,132

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare & Pharmaceutical — 1.9%
Abbott Laboratories, Sr. Unsec’d. Notes(d)	A1	2.700%	05/27/15	$5,700	$5,828,752
Abbott Laboratories, Sr. Unsec’d. Notes(d)	A1	5.600%	11/30/17	3,000	3,482,295
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	5.900%	09/15/17	4,550	5,322,881
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	5.125%	08/01/14	4,500	4,861,872
Genzyme Corp., Sr. Notes, 144A	Baa2	3.625%	06/15/15	2,040	2,063,472
Johnson & Johnson, Sr. Unsec’d. Notes	Aaa	5.150%	07/15/18	5,565	6,314,990
McKesson Corp., Sr. Unsec’d. Notes	Baa2	6.500%	02/15/14	6,000	6,855,564
Merck & Co., Inc., Gtd. Notes(d)	Aa3	6.000%	09/15/17	3,000	3,524,496
Novartis Capital Corp., Gtd. Notes(c)	Aa2	4.400%	04/24/20	9,500	10,242,178
Pharmacia Corp., Sr. Unsec’d. Notes	A1	6.500%	12/01/18	3,250	3,935,909
Teva Pharmaceutical Finance III LLC (Netherlands Antilles), Gtd. Notes	A3	3.000%	06/15/15	8,120	8,279,095
Wyeth, Gtd. Notes	A1	5.450%	04/01/17	1,200	1,370,482

					62,081,986

Healthcare Insurance — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	2,652	3,068,786
Coventry Health Care, Inc., Sr. Unsec’d. Notes(c)	Ba1	5.875%	01/15/12	1,500	1,546,972
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.300%	08/15/14	1,000	1,055,649
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/18	2,600	2,899,047
WellPoint, Inc., Sr. Unsec’d. Notes(c)	Baa1	7.000%	02/15/19	4,200	4,981,864

					13,552,318

Insurance — 0.8%
Allstate Corp. (The), Sr. Unsec’d. Notes(d)	A3	7.450%	05/16/19	2,930	3,453,187
American International Group, Inc., Sr. Unsec’d. Notes	A3	8.250%	08/15/18	750	759,375
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,750	3,890,434
Chubb Corp., Sr. Unsec’d. Notes	A2	5.750%	05/15/18	750	835,054
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	7.250%	09/01/12	1,000	1,055,715
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	1,335	1,357,846
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	2,305	2,824,980
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	5,370	6,391,481
Pacific Lifecorp, Sr. Notes, 144A (original cost $1,489,545; purchased 02/04/10)(e)	Baa1	6.000%	02/10/20	1,500	1,591,812
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	5,500	5,755,838

					27,915,722

Media & Entertainment — 0.7%
CBS Corp., Gtd. Notes	Baa3	8.875%	05/15/19	1,650	2,075,895
Gannett Co., Inc., Sr. Unsec’d. Notes(c)	Ba2	5.750%	06/01/11	1,700	1,704,250
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	4,000	4,100,000
News America, Inc., Gtd. Notes	Baa1	6.650%	11/15/37	400	448,922
News America, Inc., Gtd. Notes	Baa1	6.900%	03/01/19	3,750	4,442,018
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Baa3	8.600%	08/15/16	3,000	3,286,560
Time Warner, Inc., Gtd. Notes(c)	Baa2	4.875%	03/15/20	3,145	3,243,350
Viacom, Inc., Sr. Unsec’d. Notes(c)	Baa2	5.625%	09/15/19	2,940	3,220,608

					22,521,603

Metals & Mining — 0.6%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	3,250	3,399,113
Newmont Mining Corp., Gtd. Notes(c)	Baa2	5.125%	10/01/19	4,200	4,500,414
Nucor Corp., Sr. Unsec’d. Notes(c)	A2	5.850%	06/01/18	650	744,850
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	1,350	1,479,130
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	9.000%	05/01/19	2,150	2,821,378
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	3,000	3,030,000

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals & Mining (continued)
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	5.625%	09/15/19	$2,500	$2,637,760
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.800%	11/15/16	1,600	1,715,178

					20,327,823

Non-Captive Finance — 1.2%
Ally Financial, Inc., Gtd. Notes(c)	B3	7.250%	03/02/11	1,315	1,336,369
Block Financial LLC, Gtd. Notes	Baa1	7.875%	01/15/13	2,000	2,222,726
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	2,450	2,579,203
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.(c)	Aa2	5.500%	01/08/20	16,850	17,806,322
General Electric Capital Corp., Sr. Unsec’d. Notes(d)	Aa2	5.900%	05/13/14	1,800	1,986,869
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, M.T.N.	Aa2	6.000%	08/07/19	10,000	10,825,710
SLM Corp., Sr. Unsec’d. Notes, M.T.N.	Ba1	8.000%	03/25/20	1,770	1,554,389

					38,311,588

Paper — 0.2%
International Paper Co., Sr. Unsec’d. Notes(c)	Baa3	7.500%	08/15/21	2,050	2,400,335
MeadWestvaco Corp., Sr. Unsec’d. Notes(c)	Ba1	7.375%	09/01/19	3,000	3,259,773

					5,660,108

Pipelines & Other — 0.6%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	2,735	3,437,403
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	9.000%	04/15/19	935	1,099,583
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	4,600	4,724,251
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(c)	Baa2	5.300%	09/15/20	2,875	2,973,426
Plains All American Pipeline LP, Gtd. Notes	Baa3	8.750%	05/01/19	1,020	1,217,524
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes	Baa3	4.250%	09/01/12	4,050	4,231,266
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	1,750	1,939,570

					19,623,023

Railroads — 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	7.000%	02/01/14	6,000	6,992,640
CSX Corp., Sr. Unsec’d. Notes	Baa3	7.900%	05/01/17	1,923	2,357,461

					9,350,101

Real Estate Investment Trusts — 0.3%
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250%	05/15/13	2,550	2,717,754
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	500	551,242
ProLogis, Sr. Unsec’d. Notes(c)	Baa2	6.875%	03/15/20	1,500	1,417,758
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.375%	03/15/13	1,225	1,298,142
Simon Property Group LP, Sr. Unsec’d. Notes(c)	A3	5.650%	02/01/20	2,000	2,118,114

					8,103,010

Retailers — 0.7%
Costco Wholesale Corp., Sr. Unsec’d. Notes	A2	5.500%	03/15/17	1,000	1,151,006
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,100	1,223,730
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	08/15/16	8,000	9,151,152
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	2,000	2,055,000
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	2,375	2,766,350
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	7.450%	10/15/16	5,765	6,067,663

					22,414,901

Technology — 1.2%
CA, Inc., Sr. Unsec’d. Notes	Baa3	5.375%	12/01/19	2,000	2,120,282
Cisco Systems, Inc., Sr. Unsec’d. Notes	A1	4.450%	01/15/20	13,000	13,723,112
International Business Machines Corp., Sr. Unsec’d. Notes	A1	7.625%	10/15/18	3,300	4,242,982
Oracle Corp., Sr. Unsec’d. Notes(c)	A2	5.000%	07/08/19	12,250	13,588,949
STATS ChipPAC Ltd. (Singapore), Gtd. Notes	Ba1	7.500%	07/19/10	2,000	2,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Technology (continued)
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	$1,040	$1,076,708
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	1,925	2,166,222

					38,918,255

Telecommunications — 2.0%
AT&T, Inc., Sr. Unsec’d. Notes(d)	A2	5.600%	05/15/18	1,530	1,701,992
AT&T, Inc., Sr. Unsec’d. Notes(d)	A2	5.800%	02/15/19	4,100	4,615,956
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150%	01/15/13	1,000	1,048,717
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	21,575	28,050,499
Embarq Corp., Sr. Unsec’d. Notes (original cost $6,932,400; purchased 02/03/09-08/04/09)(e)(f)	Baa3	7.082%	06/01/16	7,140	7,611,661
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	6.250%	01/15/13	5,000	5,012,500
Qwest Corp., Sr. Unsec’d. Notes(a)	Ba1	3.787%	06/15/13	2,000	1,980,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	2,000	2,145,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.999%	06/04/18	1,000	1,065,163
Telecom Italia Capital SA (Luxembourg), Gtd. Notes(c)	Baa2	7.175%	06/18/19	5,060	5,447,662
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	6.221%	07/03/17	4,000	4,350,800
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	514	544,880
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.625%	02/27/17	3,500	3,838,720

					67,413,550

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	1,500	1,872,159
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	5,440	6,889,107
Lorillard Tobacco Co., Gtd. Notes(c)	Baa2	8.125%	06/23/19	1,995	2,212,561
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%	06/01/16	4,500	5,103,580

					16,077,407

TOTAL CORPORATE BONDS (cost $826,371,645)					894,413,135

FOREIGN AGENCIES — 0.5%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	3,775	3,838,397
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	Baa1	5.875%	03/01/18	10,000	10,291,830
Korea Development Bank (South Korea)	A1	8.000%	01/23/14	3,000	3,414,906

TOTAL FOREIGN AGENCIES (cost $16,736,318)					17,545,133

MUNICIPAL BONDS — 0.5%
Central Puget Sound Regional Transit Authority, Build America Bonds	Aa2	5.491%	11/01/39	1,000	1,096,360
City of New York NY, Build America Bonds	Aa2	5.968%	03/01/36	1,250	1,314,763
City of San Antonio TX, Build America Bonds	Aa1	5.718%	02/01/41	1,000	1,099,330
East Bay Municipal Utility District, Build America Bonds	Aa1	5.874%	06/01/40	800	871,032
Los Angeles Unified School District, Build America Bonds	Aa2	6.758%	07/01/34	1,000	1,143,180
Massachusetts St Water Pollution Abatement, Build America Bonds	Aaa	5.192%	08/01/40	1,400	1,401,890
New York City Municipal Water Finance Authority, Build America Bonds	Aa2	6.011%	06/15/42	2,010	2,173,292
Oregon State Department of Transportation, Build America Bonds	Aa2	5.834%	11/15/34	500	550,515

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
San Francisco City & County Public Utilities Commission, Build America Bonds	Aa2	6.000%	11/01/40	$2,000	$2,067,280
State of California, Build America Bonds	A1	7.625%	03/01/40	800	866,224
State of California, Taxable Var. Purp. 3. G.O.	A1	5.950%	04/01/16	2,500	2,667,400
State of Washington, Build America Bonds	Aa1	5.090%	08/01/33	1,155	1,170,766

TOTAL MUNICIPAL BONDS (cost $15,450,383)					16,422,032

SOVEREIGN — 0.2%
Brazilian Government International (Brazil), Ser. A	Baa3	8.000%	01/15/18	889	1,031,111
Israel Government International Bonds (Israel)	A1	5.125%	03/26/19	3,000	3,236,409
Republic of Korea (South Korea)	A1	7.125%	04/16/19	1,500	1,800,525

TOTAL SOVEREIGN (cost $5,601,038)					6,068,045

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
Federal Home Loan Banks(c)		0.875%	08/22/12	11,070	11,080,904
Federal Home Loan Mortgage Corp.(c)		3.750%	03/27/19	4,000	4,173,292
Federal National Mortgage Association		2.375%	07/28/15	75,000	75,778,425
Federal National Mortgage Association(g)		6.250%	05/15/29	1,000	1,237,302
Residual Funding – Strip(h)		3.770%	07/15/20	1,643	1,128,618
Residual Funding – Strip(h)		3.850%	01/15/21	1,500	1,003,912
Tennessee Valley Authority		5.250%	09/15/39	4,755	5,256,610

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $97,639,442)					99,659,063

U.S. TREASURY OBLIGATIONS — 36.9%
U.S. Treasury Bonds(c)		4.625%	02/15/40	2,725	3,063,069
U.S. Treasury Bonds		7.125%	02/15/23	35	48,459
U.S. Treasury Bonds(d)		8.000%	11/15/21	3,670	5,337,556
U.S. Treasury Bonds(d)		8.125%	08/15/21	1,780	2,603,805
U.S. Treasury Bonds		8.750%	08/15/20	550	824,571
U.S. Treasury Notes		0.625%	06/30/12	149,495	149,506,960
U.S. Treasury Notes		1.125%	06/15/13	4,565	4,583,169
U.S. Treasury Notes		1.875%	06/30/15	264,020	265,030,668
U.S. Treasury Notes(d)(g)		2.750%	11/30/16	71,860	73,673,315
U.S. Treasury Notes(c)		3.500%	05/15/20	468,590	490,407,550
U.S. Treasury Notes		3.625%	08/15/19	119,200	126,044,702
U.S. Treasury Notes(g)		3.625%	02/15/20	4,250	4,490,389
U.S. Treasury Strips Coupon(i)		3.790%	05/15/23	40,000	24,657,520
U.S. Treasury Strips Coupon, Ser. S0(i)		3.820%	08/15/23	35,000	21,299,355
U.S. Treasury Strips Coupon(d)(i)		3.920%	08/15/24	76,311	44,117,602
U.S. Treasury Strips Coupon(d)(i)		3.930%	11/15/24	13,568	7,749,730
U.S. Treasury Strips Coupon(d)(i)		3.960%	02/15/25	11,000	6,200,667

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,214,280,739)					1,229,639,087

TOTAL LONG-TERM INVESTMENTS (cost $2,353,137,855)					2,468,314,895

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

SHORT-TERM INVESTMENT — 26.1%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $868,315,819; includes $454,157,985 of cash collateral received for securities on loan) (Note 4)(j)(k)	868,315,819	$868,315,819

TOTAL INVESTMENTS(l) — 100.2% (cost $3,221,453,674)		3,336,630,714
Liabilities in excess of other assets(m) — (0.2)%		(8,320,523)

NET ASSETS — 100.0%		$3,328,310,191

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
G.O.	General Obligation
M.T.N.	Medium Term Note

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(b)	Standard & Poor’s Rating.

(c)	All or a portion of security is on loan. The aggregate market value of such securities is $445,320,290; cash collateral of $454,157,985 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	All or portion of security is segregated as collateral for swap contracts.

(e)	Indicates a restricted security; the aggregate original cost of such securities is $10,921,228. The aggregate value of $11,706,550 is approximately 0.4% of net assets.

(f)	Indicates a security that has been deemed illiquid.

(g)	All or portion of security is segregated as collateral for futures contracts.

(h)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2010.

(i)	Rate shown reflects the effective yield at June 30, 2010.

(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(l)	As of June 30, 2010, 3 securities representing $4,066,269 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(m)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on financial futures contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)
Long Positions:
186	2 Year U.S. Treasury Notes	Sep. 10	$40,714,261	$40,702,031	$(12,230)
2,376	5 Year U.S. Treasury Notes	Sep. 10	279,110,917	281,203,313	2,092,396
1,660	10 Year U.S. Treasury Notes	Sep. 10	195,380,428	203,427,813	8,047,385

					10,127,551

Short Positions:
85	U.S. Long Bond	Sep. 10	10,781,443	10,837,500	(56,057)
167	U.S. Ultra Bond	Sep. 10	21,882,653	22,680,688	(798,035)

					(854,092)

					$9,273,459

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	6/1/15	$35,000	2.413%	3 month LIBOR	$670,592	$—	$670,592
Barclays Bank PLC(1)	11/24/18	23,500	3.265%	3 month LIBOR	884,237	—	884,237
Barclays Bank PLC(1)	3/4/19	47,000	3.228%	3 month LIBOR	1,870,170	—	1,870,170
Barclays Bank PLC(1)	6/11/20	93,000	3.300%	3 month LIBOR	2,490,973	—	2,490,973
Citibank NA(1)	10/17/13	30,500	4.173%	3 month LIBOR	2,924,359	—	2,924,359
Citibank NA(1)	5/25/15	58,000	2.235%	3 month LIBOR	665,574	—	665,574
Citibank NA(1)	10/20/18	33,000	4.500%	3 month LIBOR	4,534,266	—	4,534,266
Citibank NA(1)	3/2/19	40,000	3.290%	3 month LIBOR	1,801,097	—	1,801,097
Citibank NA(1)	6/1/19	65,500	3.855%	3 month LIBOR	5,289,630	—	5,289,630
Deutsche Bank AG(1)	10/10/13	96,000	3.500%	3 month LIBOR	7,034,997	—	7,034,997
Deutsche Bank AG(1)	11/30/13	116,100	2.794%	3 month LIBOR	5,231,960	—	5,231,960
Deutsche Bank AG(1)	6/23/19	18,500	4.156%	3 month LIBOR	1,907,565	—	1,907,565
JPMorgan Chase Bank(1)	10/2/13	173,000	3.889%	3 month LIBOR	15,079,563	—	15,079,563
JPMorgan Chase Bank(1)	10/7/13	21,750	3.868%	3 month LIBOR	1,872,109	—	1,872,109
JPMorgan Chase Bank(1)	1/30/16	58,500	2.480%	3 month LIBOR	1,359,037	—	1,359,037
JPMorgan Chase Bank(1)	10/29/18	45,000	4.110%	3 month LIBOR	4,785,974	—	4,785,974
JPMorgan Chase Bank(1)	1/20/19	37,500	2.350%	3 month LIBOR	(1,025,908)	—	(1,025,908)
JPMorgan Chase Bank(1)	3/6/19	28,000	3.248%	3 month LIBOR	1,155,537	—	1,155,537
JPMorgan Chase Bank(1)	3/9/19	30,000	3.180%	3 month LIBOR	1,062,691	—	1,062,691
Merrill Lynch Capital Services, Inc.(1)	11/25/15	72,300	3.198%	3 month LIBOR	3,982,192	—	3,982,192
Merrill Lynch Capital Services, Inc.(1)	2/3/16	27,500	2.725%	3 month LIBOR	1,010,681	—	1,010,681
Merrill Lynch Capital Services, Inc.(1)	6/16/18	1,600	4.915%	3 month LIBOR	256,716	—	256,716
Merrill Lynch Capital Services, Inc.(1)	9/18/18	23,000	3.950%	3 month LIBOR	2,270,418	—	2,270,418
Merrill Lynch Capital Services, Inc.(1)	9/22/18	75,000	4.135%	3 month LIBOR	8,453,089	—	8,453,089
Merrill Lynch Capital Services, Inc.(1)	10/2/18	97,000	4.324%	3 month LIBOR	12,193,340	—	12,193,340
Merrill Lynch Capital Services, Inc.(1)	10/14/18	140,000	4.445%	3 month LIBOR	18,729,723	—	18,729,723
Morgan Stanley Capital Services(1)	5/28/15	215,000	2.361%	3 month LIBOR	3,695,925	—	3,695,925
Royal Bank of Scotland(1)	2/4/16	55,000	2.755%	3 month LIBOR	2,110,226	—	2,110,226
Royal Bank of Scotland(1)	10/9/18	29,000	4.145%	3 month LIBOR	3,219,828	—	3,219,828
Barclays Bank PLC(2)	11/30/14	250,000	2.077%	3 month LIBOR	(1,270,045)	—	(1,270,045)
Barclays Bank PLC(2)	5/1/16	117,000	2.848%	3 month LIBOR	(4,055,698)	—	(4,055,698)
Barclays Bank PLC(2)	12/18/39	6,000	4.340%	3 month LIBOR	(706,413)	—	(706,413)
Citibank NA(2)	11/7/13	123,000	3.488%	3 month LIBOR	(8,705,667)	—	(8,705,667)
Citibank NA(2)	5/15/16	112,000	3.530%	3 month LIBOR	(8,062,843)	—	(8,062,843)
Citibank NA(2)	10/21/18	16,000	4.523%	3 month LIBOR	(2,224,589)	—	(2,224,589)
Citibank NA(2)	11/7/18	68,000	4.138%	3 month LIBOR	(7,291,551)	—	(7,291,551)
Citibank NA(2)	12/11/18	38,000	2.984%	3 month LIBOR	(541,328)	—	(541,328)
Deutsche Bank AG(2)	5/7/19	36,000	3.320%	3 month LIBOR	(1,449,541)	—	(1,449,541)
Deutsche Bank AG(2)	7/13/19	75,000	3.547%	3 month LIBOR	(5,161,053)	—	(5,161,053)
Deutsche Bank AG(2)	11/15/19	16,817	4.546%	3 month LIBOR	(3,746,173)	—	(3,746,173)
Deutsche Bank AG(2)	5/15/20	27,616	4.246%	3 month LIBOR	(5,041,977)	—	(5,041,977)
Deutsche Bank AG(2)	5/15/21	26,415	4.446%	3 month LIBOR	(5,531,192)	—	(5,531,192)
Deutsche Bank AG(2)	5/15/21	26,502	4.419%	3 month LIBOR	(5,443,038)	—	(5,443,038)
JPMorgan Chase Bank(2)	12/10/11	22,300	2.335%	3 month LIBOR	(509,049)	—	(509,049)
JPMorgan Chase Bank(2)	9/23/13	76,000	4.035%	3 month LIBOR	(7,100,204)	—	(7,100,204)
JPMorgan Chase Bank(2)	9/24/13	181,000	4.113%	3 month LIBOR	(17,379,100)	—	(17,379,100)
JPMorgan Chase Bank(2)	10/27/13	135,640	3.535%	3 month LIBOR	(9,941,248)	—	(9,941,248)
JPMorgan Chase Bank(2)	12/8/18	20,250	2.900%	3 month LIBOR	(161,152)	—	(161,152)
JPMorgan Chase Bank(2)	12/12/18	11,500	2.960%	3 month LIBOR	(141,549)	—	(141,549)
Merrill Lynch Capital Services, Inc.(2)	12/15/11	24,250	2.071%	3 month LIBOR	(455,226)	—	(455,226)
Merrill Lynch Capital Services, Inc.(2)	1/12/19	150,000	2.560%	3 month LIBOR	1,406,728	—	1,406,728
Morgan Stanley Capital Services(2)	3/18/12	90,000	2.023%	3 month LIBOR	(2,239,755)	—	(2,239,755)
Morgan Stanley Capital Services(2)	3/27/14	49,275	2.385%	3 month LIBOR	(1,678,990)	—	(1,678,990)
Morgan Stanley Capital Services(2)	3/17/19	110,000	3.113%	3 month LIBOR	(3,214,769)	—	(3,214,769)
Morgan Stanley Capital Services(2)	4/7/19	20,000	2.985%	3 month LIBOR	(322,894)	—	(322,894)
Royal Bank of Scotland(2)	1/7/14	30,500	2.314%	3 month LIBOR	(1,133,924)	—	(1,133,924)

					$13,414,321	$—	$13,414,321

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(5)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues – Buy Protection(1):
Citibank NA	3/20/12	$3,000	5.000%	XL Capital Ltd., 5.250%, 9/15/14	$(169,049)	$(159,301)	$(9,748)
Credit Suisse International	12/20/12	2,450	1.000%	GATX Financial Corp., 5.500%, 2/15/12	37,779	26,615	11,164
Credit Suisse International	6/20/14	3,000	1.000%	Centex Corp., 5.250%, 6/15/15	58,943	(19,129)	78,072
Credit Suisse International	6/20/16	3,000	1.000%	Embarq Corp., 7.082%, 6/1/16	120,764	(84,574)	205,338
Deutsche Bank AG	3/20/12	3,000	5.000%	Gannett Co., Inc., 6.375%, 4/1/12	(149,451)	(75,728)	(73,723)
Deutsche Bank AG	12/20/12	2,000	1.000%	Citizens Communications Corp., 6.250%, 1/15/13	89,237	101,006	(11,769)
Deutsche Bank AG	12/20/12	3,000	1.000%	Citizens Communications Corp., 6.250%, 1/15/13	133,855	136,654	(2,799)
Deutsche Bank AG	6/20/13	3,000	1.000%	US Steel Corp., 6.650%, 6/1/37	218,097	174,870	43,227
Deutsche Bank AG	6/20/13	2,000	1.000%	Quest Corp., 7.200%, 11/10/26	33,958	30,696	3,262
Deutsche Bank AG	9/20/16	5,765	1.000%	Macy’s Retail Holdings, Inc., 8.000%, 7/15/12	346,022	592,878	(246,856)
Goldman Sachs International	3/20/13	2,000	1.000%	Block Financial LLC, 5.125%, 10/30/14	26,185	(30,992)	57,177
JPMorgan Chase Bank NA	9/20/16	3,000	1.000%	RR Donnelley & Sons Co., 4.950%, 4/1/14	270,955	377,450	(106,495)
JPMorgan Chase Bank NA	9/20/19	3,000	1.000%	Westvaco Corp., 7.950%, 2/15/31	167,806	59,551	108,255
Morgan Stanley Capital Services	6/20/11	1,700	1.000%	Gannett Co., Inc., 6.375%, 4/1/12	7,153	25,723	(18,570)
Morgan Stanley Capital Services	3/20/12	1,000	5.000%	Gannett Co., Inc., 6.375%, 4/1/12	(49,817)	(36,192)	(13,625)

					$1,142,437	$1,119,527	$22,910

Counterparty	Termination Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount (000)#(5)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues – Sell Protection(2):
Deutsche Bank AG	3/20/15	1.982%	$5,000	1.000%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	$(210,707)	$(94,368)	$(116,339)

Counterparty	Termination Date	Notional Amount (000)#(5)	Fixed Rate	Reference Entity/Obligation	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices – Sell Protection(2):
Bank of America	6/20/15	$100,000	1.000%	CDX.NA.IG.14.V1. 0.000%, 6/20/15	$(849,939)	$(922,003)	$72,064
Bank of America	6/20/15	100,000	1.000%	CDX.NA.IG.14.V1. 0.000%, 6/20/15	(849,939)	(806,391)	(43,548)
Deutsche Bank AG	6/20/15	100,000	1.000%	CDX.NA.IG.14.V1. 0.000%, 6/20/15	(852,717)	(1,376,168)	523,451
Deutsche Bank AG	6/20/15	75,000	1.000%	CDX.NA.IG.14.V1. 0.000%, 6/20/15	(639,537)	(622,151)	(17,386)

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#(5)	Fixed Rate	Reference Entity/Obligation	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices – Sell Protection(2) (continued):
JPMorgan Chase Bank NA	6/20/15	$100,000	1.000%	CDX.NA.IG.14.V1. 0.000%, 6/20/15	$(852,717)	$(1,281,590)	$428,873
JPMorgan Chase Bank NA	6/20/15	150,000	1.000%	CDX.NA.IG.14.V1. 0.000%, 6/20/15	(1,320,743)	(1,392,931)	72,188
JPMorgan Chase Bank NA	6/20/15	100,000	1.000%	CDX.NA.IG.14.V1. 0.000%, 6/20/15	(880,495)	(917,168)	36,673

					$(6,246,087)	$(7,318,402)	$1,072,315

The Portfolio entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The fair value of credit default swap agreements on credit indices serve as a indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date.

(5)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$17,164,458	$5,471,049
Residential Mortgage-Backed Securities	—	30,447,480	—
Commercial Mortgage-Backed Securities	—	151,485,413	—
Corporate Bonds	—	894,413,135	—
Foreign Agencies	—	17,545,133	—
Municipal Bonds	—	16,422,032	—
Sovereign	—	6,068,045	—
U.S. Government Agency Obligations	—	99,659,063	—
U.S. Treasury Obligations	—	1,229,639,087	—
Affiliated Money Market Mutual Fund	868,315,819	—	—
Other Financial Instruments*
Futures Contracts	9,273,459	—	—
Interest Rate Swaps	—	13,414,321	—
Credit Default Swaps	—	978,886	—

Total	$877,589,278	$2,477,237,053	$5,471,049

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out Level 2 fair value hierarchy during the reporting period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

U.S. Treasury Obligations	36.9%
Affiliated Money Market Mutual Fund (including 13.6% of collateral received for securities on loan)	26.1
Banking	8.6
Commercial Mortgage-Backed Securities	4.5
U.S. Government Agency Obligations	3.0
Foods	2.1
Telecommunications	2.0
Healthcare & Pharmaceutical	1.9
Cable	1.5
Non-Captive Finance	1.2
Technology	1.2
Electric	1.0
Residential Mortgage-Backed Securities	0.9
Insurance	0.8
Energy – Other	0.7
Media & Entertainment	0.7
Non-Residential Mortgage-Backed Securities	0.7
Retailers	0.7
Capital Goods	0.6
Metals & Mining	0.6
Pipelines & Other	0.6
Foreign Agencies	0.5
Municipal Bonds	0.5
Tobacco	0.5
Healthcare Insurance	0.4
Chemicals	0.3
Energy – Integrated	0.3
Railroads	0.3
Real Estate Investment Trusts	0.3
Airlines	0.2
Paper	0.2
Sovereign	0.2
Building Materials & Construction	0.1
Consumer	0.1

100.2
Liabilities in excess of other assets	(0.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$1,639,744		Unrealized depreciation on swap agreements	$660,858
Credit contracts	Premium paid for swap agreements	1,525,443		Premium received for swap agreements	7,818,686
Interest rate contracts	Unrealized appreciation on swap agreements	117,949,197		Unrealized depreciation on swap agreements	104,534,876
Interest rate contracts	Due to broker-variation margin	10,139,781	*	Due to broker-variation margin	866,322	*

Total		$131,254,165			$113,880,742

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Total
Interest rate contracts	$3,792,739	$11,737,181	$(25,558)	$15,504,362
Credit contracts	—	5,474,142	—	5,474,142

Total	$3,792,739	$17,211,323	$(25,558)	$20,978,504

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$14,659,724	$(3,736,598)	$10,923,126
Credit contracts	—	1,831,168	1,831,168

Total	$14,659,724	$(1,905,430)	$12,754,294

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Futures Long Position(2)	Futures Short Position(2)	Interest Rate Swaps(3)	Credit Default Swaps as Buyer(3)	Credit Default Swaps as Writer(3)
$37,265	$362,595,351	$116,184,186	$3,547,712,748	$54,015,000	$245,000,000

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments, at value including securities on loan of $445,320,290:
Unaffiliated investments (cost $2,353,137,855)	$2,468,314,895
Affiliated investments (cost $868,315,819)	868,315,819
Cash	395,391,013
Receivable for fund share sold	443,044,361
Unrealized appreciation on swap agreements	119,588,941
Receivable for investments sold	68,856,375
Dividends and interest receivable	18,689,787
Premium paid for swap agreements	1,525,443
Prepaid expenses	4,368

Total Assets	4,383,731,002

LIABILITIES:
Payable for investments purchased	486,098,234
Payable to broker for collateral for securities on loan	454,157,985
Unrealized depreciation on swap agreements	105,195,734
Premium received for swap agreements	7,818,686
Advisory fees payable	1,551,733
Due to broker-variation margin	335,969
Shareholder servicing fees payable	187,876
Accrued expenses and other liabilities	74,052
Affiliated transfer agent fee payable	542

Total Liabilities	1,055,420,811

NET ASSETS	$3,328,310,191

Net assets were comprised of:
Paid-in capital	$3,105,145,459
Retained earnings	223,164,732

Net assets, June 30, 2010	$3,328,310,191

Net asset value and redemption price per share, $3,328,310,191 / 288,113,336 outstanding shares of beneficial interest	$11.55

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated Interest	$27,779,101
Affiliated dividend income	415,672
Affiliated income from securities lending, net	80,106

28,274,879

EXPENSES
Advisory fees	4,574,878
Shareholder servicing fees and expenses	712,145
Loan interest expense (Note 7)	130,814
Custodian and accounting fees	85,000
Insurance expenses	26,000
Audit fee	16,000
Commitment fee on syndicated credit agreement	14,000
Trustees’ fees	13,000
Shareholders’ reports	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Miscellaneous	7,151

Total expenses	5,594,988
Less: shareholder servicing fee waiver	(102,068)

Net expenses	5,492,920

NET INVESTMENT INCOME	22,781,959

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	38,358,053
Futures transactions	3,792,739
Swap agreement transactions	17,211,323

59,362,115

Net change in unrealized appreciation (depreciation) on:
Investments	14,198,182
Futures	14,659,724
Swap agreements	(1,905,430)

26,952,476

NET GAIN ON INVESTMENTS	86,314,591

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$109,096,550

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$22,781,959	$98,751,690
Net realized gain on investment transactions	59,362,115	259,430,538
Net change in unrealized appreciation (depreciation) on investments	26,952,476	(104,961,313)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	109,096,550	253,220,915

DISTRIBUTIONS	(356,072,693)	(66,333,489)

FUND SHARE TRANSACTIONS:
Fund share sold [361,801,077 and 205,194,038 shares, respectively]	4,446,197,958	2,227,184,834
Fund share issued in reinvestment of distributions [31,455,185 and 6,193,603 shares, respectively]	356,072,693	66,333,489
Fund share repurchased [196,586,074 and 380,126,443 shares, respectively]	(2,307,463,504)	(4,237,097,627)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	2,494,807,147	(1,943,579,304)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,247,831,004	(1,756,691,878)
NET ASSETS:
Beginning of period	1,080,479,187	2,837,171,065

End of period	$3,328,310,191	$1,080,479,187

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS	Shares	Value (Note 2)
Austria — 0.8%
Erste Group Bank AG	35,079	$1,112,997

Canada — 1.7%
Canadian National Railway Co.	43,332	2,486,390

Czech Republic — 0.3%
Komercni Banka A/S	2,698	431,984

France — 10.0%
Air Liquide SA	15,273	1,542,371
AXA SA	67,560	1,032,123
Cie Generale d’Optique Essilor International SA	11,380	676,256
Danone SA	28,358	1,520,281
GDF Suez	24,302	691,408
Legrand SA	51,990	1,541,043
LVMH Moet Hennessy Louis Vuitton SA	26,600	2,895,227
Pernod-Ricard SA	20,079	1,557,435
Schneider Electric SA	21,182	2,139,386
Total SA	23,820	1,063,299

		14,658,829

Germany — 6.6%
Bayer AG	38,552	2,154,345
Beiersdorf AG	13,400	740,084
Deutsche Boerse AG	21,400	1,300,128
Linde AG	36,530	3,841,130
Merck KGaA	21,730	1,594,090

		9,629,777

India — 0.5%
ICICI Bank Ltd., ADR	20,280	732,919

Ireland — 1.6%
Accenture PLC (Class A Stock)	60,620	2,342,963

Italy — 0.3%
Intesa Sanpaolo SpA	141,657	373,082

Japan — 5.5%
Aeon Credit Service Co. Ltd.	34,700	309,043
Canon, Inc.	38,700	1,442,328
Hirose Electric Co. Ltd.	2,700	247,275
Hoya Corp.	73,900	1,572,420
INPEX Corp.	247	1,369,989
Kao Corp.	57,600	1,355,262
Lawson, Inc.	9,400	411,135
Shin-Etsu Chemical Co. Ltd.	27,400	1,273,968

		7,981,420

Netherlands — 5.1%
Akzo Nobel NV	29,680	1,542,620
Heineken NV	89,130	3,777,987
TNT NV	58,864	1,482,617
Wolters Kluwer NV	32,570	624,596

		7,427,820

Singapore — 0.6%
Singapore Telecommunications Ltd.	437,040	944,843

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea — 1.1%
Samsung Electronics Co. Ltd.	2,632	$1,650,828

Spain — 0.2%
Red Electrica Corp. SA	9,269	331,877

Sweden — 1.1%
Svenska Cellulosa AB SCA (Class B Stock)	142,800	1,679,520

Switzerland — 11.1%
Actelion Ltd.*	7,844	293,694
Alcon, Inc.(a)	2,680	397,149
Compagnie Financiere Richemont SA (Class A Stock)	51,205	1,787,683
Givaudan SA	1,678	1,425,181
Julius Baer Group Ltd.	48,886	1,393,866
Nestle SA	103,565	4,993,784
Roche Holding AG	24,410	3,359,834
Sonova Holding AG	3,127	383,738
Swiss Reinsurance Co. Ltd.	22,530	925,718
UBS AG	94,013	1,245,467

		16,206,114

United Kingdom — 10.1%
Burberry Group PLC	130,800	1,477,202
Diageo PLC	188,345	2,958,504
Ladbrokes PLC	243,435	460,020
Reckitt Benckiser Group PLC	70,930	3,299,259
Royal Dutch Shell PLC (Class A Stock)	28,490	716,174
Smiths Group PLC	64,397	1,025,253
Standard Chartered PLC	61,849	1,506,047
Tesco PLC	150,677	850,030
William Hill PLC	273,900	696,825
WPP PLC	184,963	1,742,440

		14,731,754

United States — 42.4%
3M Co.	37,250	2,942,377
Abercrombie & Fitch Co. (Class A Stock)(a)	21,340	654,925
American Express Co.	35,030	1,390,691
Bank of New York Mellon Corp. (The)	116,460	2,875,397
Chevron Corp.	17,250	1,170,585
Cisco Systems, Inc.*	121,410	2,587,247
DENTSPLY International, Inc.	41,710	1,247,546
Dr. Pepper Snapple Group, Inc.(a)	2,830	105,814
DST Systems, Inc.	9,840	355,618
General Mills, Inc.	57,640	2,047,373
Goldman Sachs Group, Inc. (The)	13,650	1,791,835
Harley-Davidson, Inc.(a)	20,410	453,714
Honeywell International, Inc.	47,670	1,860,560
Intel Corp.	76,530	1,488,509
International Flavors & Fragrances, Inc.	10,940	464,075
J.M. Smucker Co. (The)	31,044	1,869,470
Johnson & Johnson	29,580	1,746,995
Medtronic, Inc.	65,590	2,378,949
Monsanto Co.	13,880	641,534

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
National Oilwell Varco, Inc.	46,970	$1,553,298
NIKE, Inc. (Class B Stock)	41,050	2,772,927
Omnicom Group, Inc.	58,510	2,006,893
Oracle Corp.	140,920	3,024,143
PepsiCo, Inc.	19,940	1,215,343
Praxair, Inc.	19,640	1,492,444
Procter & Gamble Co. (The)	33,624	2,016,768
Rockwell Automation, Inc.	10,890	534,590
Sally Beauty Holdings, Inc.*	39,340	322,588
Sherwin-Williams Co. (The)	12,750	882,173
St. Jude Medical, Inc.*	52,050	1,878,484
State Street Corp.	79,510	2,689,028
Synthes, Inc.	11,830	1,366,456
Thermo Fisher Scientific, Inc.*	35,080	1,720,674
United Parcel Service, Inc. (Class B Stock)	31,910	1,815,360
Walgreen Co.	78,270	2,089,809
Walt Disney Co. (The)	98,230	3,094,245
Waters Corp.*(a)	30,370	1,964,939
Zimmer Holdings, Inc.*	26,860	1,451,783

		61,965,159

TOTAL LONG-TERM INVESTMENTS (cost $157,758,761)		144,688,276

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 5.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $8,058,295; includes $3,284,834 of cash collateral for securities on loan)(b)(w)(Note 4)	8,058,295	$8,058,295

TOTAL INVESTMENTS(o) — 104.5% (cost $165,817,056)		152,746,571
Liabilities in excess of other assets — (4.5)%		(6,531,397)

NET ASSETS — 100.0%		$146,215,174

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $3,174,532; cash collateral of $3,284,834 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2010, 51 securities representing $74,429,522 and 50.9% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Austria	$—	$1,112,997	$—
Canada	2,486,390	—	—
Czech Republic	—	431,984	—
France	—	14,658,829	—
Germany	2,334,174	7,295,603	—
India	732,919	—	—
Ireland	2,342,963	—	—
Italy	—	373,082	—
Japan	—	7,981,420	—
Netherlands	—	7,427,820	—
Singapore	—	944,843	—
South Korea	—	1,650,828	—
Spain	—	331,877	—
Sweden	—	1,679,520	—
Switzerland	397,149	15,808,965	—
United Kingdom	—	14,731,754	—
United States	61,965,159	—	—
Affiliated Money Market Mutual Fund	8,058,295	—	—

Total	$78,317,049	$74,429,522	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Chemicals	10.4%
Food	7.7
Financial – Bank & Trust	7.6
Beverages	6.6
Affiliated Money Market Mutual Fund (2.2% represents investments purchased with collateral from securities on loan)	5.5
Retail & Merchandising	5.5
Consumer Products & Services	5.1
Diversified Manufacturing	4.4
Healthcare Products	4.2
Computer Services & Software	3.9
Financial Services	3.7
Pharmaceuticals	3.6
Entertainment & Leisure	3.2
Medical Supplies & Equipment	2.8
Electronics	2.5
Electronic Components & Equipment	2.5
Oil & Gas	2.5
Telecommunications	2.4
Transportation	2.2
Semiconductors	2.1
Oil, Gas & Consumable Fuels	2.0
Conglomerates	2.0
Railroads	1.7
Media	1.6
Advertising	1.4
Insurance	1.3
Paper & Forest Products	1.1
Industrial Products	1.1
Clothing & Apparel	1.0
Medical Products	1.0
Office Equipment	1.0
Commercial Banks	0.5
Electric	0.2
Electronic Equipment & Instruments	0.2

104.5
Liabilities in excess of other assets	(4.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $3,174,532:
Unaffiliated investments (cost $157,758,761)	$144,688,276
Affiliated investments (cost $8,058,295)	8,058,295
Foreign currency, at value (cost $72)	72
Tax reclaim receivable	604,286
Receivable for investments sold	77,972
Dividends and interest receivable	75,714
Receivable for fund share sold	3,552
Prepaid expenses	1,129

Total Assets	153,509,296

LIABILITIES:
Payable for fund share repurchased	3,295,636
Payable to broker for collateral for securities on loan	3,284,834
Payable for investments purchased	565,380
Advisory fees payable	64,267
Accrued expenses and other liabilities	42,322
Payable to custodian	40,306
Shareholder servicing fees payable	835
Affiliated transfer agent fee payable	542

Total Liabilities	7,294,122

NET ASSETS	$146,215,174

Net assets were comprised of:
Paid-in capital	$168,707,812
Retained earnings	(22,492,638)

Net assets, June 30, 2010	$146,215,174

Net asset value and redemption price per share, $146,215,174 / 17,946,669 outstanding shares of beneficial interest	$8.15

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $203,414 foreign withholding tax)	$1,942,526
Affiliated dividend income	3,922
Affiliated income from securities lending, net	2,096
Unaffiliated interest income	79

1,948,623

EXPENSES
Advisory fees	757,131
Custodian and accounting fees	77,000
Shareholder servicing fees and expenses	75,713
Audit fee	13,000
Trustees’ fees	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Insurance expenses	1,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 7)	56
Miscellaneous	7,626

Total expenses	950,526

NET INVESTMENT INCOME	998,097

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(2,415,317)
Foreign currency transactions	(14,618)

(2,429,935)

Net change in unrealized appreciation (depreciation) on:
Investments	(15,917,646)
Foreign currencies	(49,373)

(15,967,019)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(18,396,954)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,398,857)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$998,097	$785,920
Net realized loss on investment and foreign currency transactions	(2,429,935)	(7,369,854)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(15,967,019)	32,492,659

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(17,398,857)	25,908,725

DISTRIBUTIONS	(787,448)	(1,724,859)

FUND SHARE TRANSACTIONS:
Fund share sold [5,249,942 and 7,483,763 shares, respectively]	47,231,712	60,127,616
Fund share issued in reinvestment of distributions [93,632 and 233,089 shares, respectively]	787,448	1,724,859
Fund share repurchased [2,896,220 and 2,991,662 shares, respectively]	(24,492,936)	(21,276,311)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	23,526,224	40,576,164

TOTAL INCREASE IN NET ASSETS	5,339,919	64,760,030
NET ASSETS:
Beginning of period	140,875,255	76,115,225

End of period	$146,215,174	$140,875,255

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 118.0%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES — 5.8%
BA Credit Card Trust, Series 2007-A2, Class A2	Aaa	0.37%	(c)	06/17/13		$5,000	$4,995,112
BA Credit Card Trust, Series 2007-A12, Class A12	Aaa	0.55%	(c)	01/15/13		2,600	2,600,239
Bank of America Auto Trust, Series 2009-2A, Class A2, 144A	Aaa	1.16%		02/15/12		7,155	7,163,620
Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1	Caa2	1.347%	(c)	10/25/37		4,431	3,424,290
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	Ba3	0.447%	(c)	06/25/37		3,284	2,914,915
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	A2	0.417%	(c)	06/25/47		745	711,937
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	1.047%	(c)	07/25/32		3	1,757
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa	1.087%	(c)	08/25/32		98	70,707
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	Caa1	0.467%	(c)	07/25/37		2,124	1,829,302
EFS Volunteer LLC, Series 2010-1, Class A1, 144A	AAA(d)	1.389%	(c)	10/26/26		2,000	1,998,131
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.417%	(c)	08/25/37		2,840	1,859,006
Ford Credit Auto Owner Trust, Series 2008-C, Class A3	Aaa	1.77%	(c)	06/15/12		5,202	5,231,535
Ford Credit Auto Owner Trust, Series 2009-A, Class A3B	Aaa	2.85%	(c)	05/15/13		6,600	6,727,299
Ford Credit Auto Owner Trust, Series 2009-E, Class A1, 144A	P-1	0.295%		12/15/10		1,098	1,097,673
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	0.638%	(c)	01/20/34		2,280	2,072,730
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.627%	(c)	10/25/34		23	19,787
Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A	AAA(d)	3.00%		04/20/17	EUR	2,283	2,763,771
Nissan Auto Lease Trust, Series 2010-A, Class A1	P-1	0.561%		06/15/11		4,528	4,528,198
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	0.847%	(c)	12/25/33		437	352,475
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	0.707%	(c)	11/25/34		234	199,482
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	B3	0.477%	(c)	05/25/37		2,199	1,628,397
SLM Student Loan Trust, Series 2005-10, Class A3	Aaa	0.366%	(c)	10/25/16		1,146	1,144,704
SLM Student Loan Trust, Series 2006-8, Class A2	Aaa	0.316%	(c)	10/25/16		1,275	1,273,683
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aaa	1.147%	(c)	10/25/37		1,093	1,077,137
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2	Aaa	0.587%	(c)	10/25/35		179	177,466

TOTAL ASSET-BACKED SECURITIES (cost $59,651,508)							55,863,353

BANK LOANS(c)(g) — 0.2%
HCA, Inc., Term B	BA(d)	2.54%		11/18/13		554	522,704
HCA, Inc., Term B-2	BA(d)	3.78%		03/17/17		1,329	1,269,826

TOTAL BANK LOANS (cost $1,883,485)							1,792,530

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1	AAA(d)	4.229%		12/10/37		839	846,378
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.888%	(c)	07/09/21		5,199	4,797,517

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,681,242)							5,643,895

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CONVERTIBLE BOND — 0.1%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Financial Service — 0.1%
National City Corp., Sr. Unsec’d. Notes (cost $1,074,802)	A3	4.00%		02/01/11	$1,065	$1,072,988

CORPORATE OBLIGATIONS — 60.2%
Airlines — 0.2%
Southwest Airlines Co., First Mortgage, 144A	BBB+(d)	10.50%		12/15/11	2,000	2,231,242

Automobile Manufacturers — 0.9%
Daimler Finance North America LLC, Gtd. Notes	A3	5.875%		03/15/11	8,000	8,242,928
Daimler Finance North America LLC, Gtd. Notes	A3	7.30%		01/15/12	600	646,747

						8,889,675

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%		02/01/11	2,000	2,038,554

Commercial Banks — 0.4%
Canadian Imperial Bank of Commerce, Covered Bonds, 144A (Canada)(g)	Aaa	2.60%		07/02/15	4,000	4,016,910

Conglomerates — 0.3%
Hutchison Whampoa International Ltd., Gtd. Notes, 144A (Cayman Islands)(g)	A3	5.45%		11/24/10	2,500	2,538,385

Electric — 1.6%
Appalachian Power Co., Sr. Unsec’d. Notes	Baa2	5.55%		04/01/11	1,000	1,029,812
Columbus Southern Power Co., Sr. Unsec’d. Notes	A3	0.937%	(c)	03/16/12	2,000	1,996,532
FPL Group Capital, Inc., Gtd. Notes	Baa1	5.625%		09/01/11	2,190	2,289,693
Southern Co., Sr. Unsec’d. Notes	A3	0.705%	(c)	10/21/11	10,200	10,242,147

						15,558,184

Electronic Components & Equipment — 0.7%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	BBB-(d)	4.45%		09/14/12	2,000	2,086,958
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	3.065%	(c)	05/20/11	4,800	4,906,944

						6,993,902

Financial – Bank & Trust — 21.3%
American Express Bank FSB, FDIC Gtd. Notes	Aaa	1.33%	(c)	12/09/11	10,000	10,153,800
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13	2,600	2,809,383
American Express Centurion Bank, Sr. Unsec’d. Notes	A2	0.50%	(c)	06/12/12	1,000	984,502
Banco Bilbao Vizcaya Argentaria Puerto Rico, FDIC Gtd. Notes, 144A	Aaa	0.497%	(c)	05/25/12	8,200	8,205,668
Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile)	Aa3	1.557%	(c)	04/20/12	400	399,764
Bank of America Corp., FDIC Gtd. Notes, MTN	Aaa	1.111%	(c)	12/02/11	16,200	16,391,273
BBVA US Senior SAU, Bank Gtd. Notes, 144A (Spain)	Aa2	0.664%	(c)	05/24/11	5,000	4,962,095
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A (Australia)	Aa1	1.089%	(c)	03/19/13	5,000	4,997,150
Credit Agricole SA, Notes, 144A (France)	Aa1	0.694%	(c)	02/02/12	2,400	2,387,150
Danske Bank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)	Aaa	0.834%	(c)	05/24/12	6,000	5,982,066
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	0.586%	(c)	04/24/12	1,500	1,463,217
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	6.375%		10/15/11	3,200	3,344,208
HSBC Finance Corp., Sr. Unsec’d. Notes, MTN	A3	0.584%	(c)	08/09/11	2,500	2,477,358
ING Bank NV, Sr. Unsec’d. Notes, 144A (Netherlands)(g)	Aa3	1.333%	(c)	03/30/12	7,900	7,925,446
Lloyds TSB Bank PLC, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	1.111%	(c)	04/01/11	7,700	7,732,302
Lloyds TSB Bank PLC, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	1.292%	(c)	04/02/12	18,000	18,233,298

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Financial – Bank & Trust (continued)
Lloyds TSB Bank PLC, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	2.30%		04/01/11		$22,900	$23,082,169
Lloyds TSB Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	4.75%		07/15/11		5,700	5,766,690
Nykredit Realkredit A/S, Covered Bonds (Denmark)	Aaa	4.00%		01/01/11	DKK	110,000	18,267,145
Santander Central Hispano Issuances Ltd., Bank Gtd. Notes (Cayman Islands)	Aa3	7.625%		09/14/10		9,100	9,178,988
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, 144A (France)	Aaa	2.25%		06/11/12		14,600	14,989,941
Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden)	Aaa	0.75%	(c)	01/14/13		8,200	8,175,056
Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden)	Aaa	2.80%		02/10/12		9,700	9,948,824
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa3	1.584%	(c)	02/23/12		5,000	5,017,325
Union Planters Corp., Sub. Notes	Ba1	7.75%		03/01/11		1,000	1,013,859
Wachovia Corp., Sr. Unsec’d. Notes	A1	0.443%	(c)	04/23/12		3,400	3,359,496
Wells Fargo Bank NA, Sub. Notes	Aa3	6.45%		02/01/11		5,000	5,142,745
Westpac Securities NZ Ltd., Gov’t. Liquid Gtd. Notes, 144A (New Zealand)	Aaa	3.45%		07/28/14		3,600	3,769,382

							206,160,300

Financial Services — 23.9%
Ally Financial, Inc., FDIC Gtd. Notes	Aaa	0.539%	(c)	12/19/12		3,000	3,002,157
Ally Financial, Inc., FDIC Gtd. Notes	Aaa	1.75%		10/30/12		1,300	1,322,555
American Express Co., Sr. Unsec’d. Notes	A3	5.25%		09/12/11		1,000	1,037,456
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13		500	547,066
Bank of Scotland PLC, Bank Gtd. Notes (United Kingdom)	NR	4.265%		07/12/10		4,000	4,000,400
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, MTN	Aa3	5.85%		07/19/10		5,000	5,007,310
BP Capital Markets PLC, Gtd. Notes (United Kingdom)	Aa2	1.55%		08/11/11		900	857,536
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	1.287%	(c)	06/24/11		2,400	2,417,671
Citigroup Funding, Inc., FDIC Gtd. Notes	Aaa	1.375%		05/05/11		15,000	15,114,795
Citigroup, Inc., FDIC Gtd. Notes	Aaa	2.125%		04/30/12		11,000	11,269,610
Citigroup, Inc., Sr. Unsec’d. Notes	A3	0.535%	(c)	05/18/11		1,000	991,776
Citigroup, Inc., Sr. Unsec’d. Notes	A3	0.662%	(c)	03/16/12		4,000	3,904,616
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.30%		10/17/12		1,764	1,828,054
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13		7,800	8,108,123
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.50%		08/19/13		8,900	9,480,075
Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.544%	(c)	01/12/12		9,000	8,945,334
Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.808%	(c)	04/29/14		3,000	2,996,211
Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.938%	(c)	03/05/13		5,000	5,001,425
Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	1.188%	(c)	09/23/11		12,800	12,877,075
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	5.787%	(c)	06/15/11		4,000	4,050,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.50%		08/01/12		700	715,802
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	9.75%		09/15/10		1,000	1,012,355
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	0.788%	(c)	12/07/12		4,000	4,024,960
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	0.539%	(c)	12/21/12		5,000	5,015,790
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	1.80%		03/11/11		20,200	20,395,536
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	2.25%		03/12/12		8,100	8,310,244
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.625%		09/15/10		2,000	1,992,500
JPMorgan Chase & Co., FDIC Gtd. Notes	Aaa	1.111%	(c)	12/02/11		10,000	10,120,900
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	3.011%	(c)	12/23/10		4,200	819,000
Lehman Brothers Holdings, Inc., Sub. Notes(i)	Caa2	7.50%		05/11/38		2,100	1,050
Macquarie Bank Ltd., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	2.60%		01/20/12		1,300	1,328,246
Macquarie Bank Ltd., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	3.30%		07/17/14		8,900	9,329,995
Merrill Lynch & Co., Inc., Notes, MTN	A2	0.768%	(c)	06/05/12		800	776,968
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	4.79%		08/04/10		5,000	5,013,250
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.45%		07/15/14		10,000	10,579,130
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.516%	(c)	07/25/11		2,800	2,775,665
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.30%		03/01/13		2,400	2,495,779

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Financial Services (continued)
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.75%		08/31/12	$2,700	$2,829,411
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	0.58%	(c)	04/19/12	3,000	2,910,078
National City Bank, Sub. Notes	A2	6.20%		12/15/11	2,500	2,646,423
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	1.45%		10/20/11	6,300	6,311,926
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, MTN (United Kingdom)	Aaa	1.031%	(c)	12/02/11	4,800	4,778,256
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, MTN (United Kingdom)	Aaa	2.65%		04/23/12	3,900	3,998,245
Societe Generale Societe de Credit Fonciere, Covered Bonds (France)	Aaa	1.319%	(c)	06/19/13	5,000	5,050,250
Svensk Exportkredit AB, Unsec’d. Notes (Sweden)	Aa1	4.50%		09/27/10	9,900	9,989,100
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	2.875%		09/14/12	5,400	5,480,741

						231,460,845

Food — 0.5%
WM Wrigley Jr. Co., Gtd. Notes, 144A	Baa2	2.45%		06/28/12	4,400	4,407,128

Insurance — 2.4%
ASIF I, Sr. Sec’d. Notes, MTN (Cayman Islands)	A1	0.466%	(c)	07/26/10	3,400	3,396,566
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	0.787%	(c)	03/15/12	7,700	7,606,414
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	2.437%	(c)	06/10/11	900	911,272
Monumental Global Funding III, Sr. Sec’d. Notes, 144A	A1	0.486%	(c)	01/25/13	600	579,287
Monumental Global Funding III, Sr. Sec’d. Notes, 144A(g)	A1	0.503%	(c)	01/15/14	2,000	1,908,384
New York Life Global Funding, Sec’d. Notes, 144A	Aaa	0.662%	(c)	06/16/11	6,175	6,175,408
Sun Life Financial Global Funding LP, Sr. Unsec’d. Notes, 144A	A1	0.452%	(c)	07/06/11	2,500	2,476,657

						23,053,988

Investment Companies — 0.6%
FIH Erhvervsbank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)	Aaa	0.908%	(c)	06/13/13	6,000	5,989,542

Oil & Gas — 2.1%
EnCana Corp., Sr. Unsec’d. Notes (Canada)	Baa2	6.30%		11/01/11	2,500	2,658,775
Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	8.146%		04/11/18	5,300	5,783,625
Qatar Petroleum, Unsub. Notes, 144A (Qatar)	Aa2	5.579%		05/30/11	333	340,209
Shell International Finance BV, Gtd. Notes (Netherlands)	Aa1	0.888%	(c)	06/22/12	4,500	4,514,094
Total Capital SA, Gtd. Notes (France)	Aa1	3.00%		06/24/15	3,000	3,029,706
Williams Cos., Inc., Credit Linked Certificate Trust V (The), Sr. Unsec’d. Notes, 144A	Baa3	6.375%		10/01/10	700	706,060
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.625%		06/15/13	3,300	3,557,882

						20,590,351

Paper & Forest Products — 0.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	8.125%		05/15/11	2,360	2,457,350

Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance III LLC, Gtd. Notes	A3	0.939%	(c)	12/19/11	4,000	4,008,152

Pipelines — 1.9%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.00%		07/01/13	2,600	2,821,855
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.125%		03/15/12	7,715	8,292,923
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.35%		01/05/11	7,000	7,056,840

						18,171,618

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Savings & Loan — 1.1%
Nationwide Building Society, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	0.616%	(c)	05/17/12		$10,000	$9,976,580
Santander Holdings USA, Inc., FDIC Gtd. Notes	Aaa	2.50%		06/15/12		100	102,762

							10,079,342

Telecommunications — 1.4%
America Movil SAB de CV, Gtd. Notes, 144A (Mexico)	A2	3.625%		03/30/15		2,400	2,460,847
Koninklijke KPN NV, Sr. Unsec’d. Notes (Netherlands)	Baa2	8.00%		10/01/10		5,000	5,079,665
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%		09/01/11		2,200	2,288,000
Sprint Capital Corp., Gtd. Notes	Ba3	7.625%		01/30/11		3,800	3,866,500

							13,695,012

TOTAL CORPORATE OBLIGATIONS (cost $584,351,313)							582,340,480

FOREIGN GOVERNMENT BONDS — 0.9%
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	NR	10.00%		01/01/17	BRL	5,900	2,957,224
Kommunalbanken A/S, Sr. Unsec’d. Notes, MTN (Norway)	Aaa	3.375%		11/15/11		6,000	6,187,986

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,964,193)							9,145,210

MUNICIPAL BONDS — 0.6%
California — 0.4%
State of California, General Obligation Bonds	Baa1	5.65%	(c)	04/01/39		3,900	4,167,735

New Jersey — 0.2%
New Jersey Economic Development Authority, Revenue Bonds	Aa3	1.48%	(c)	06/15/13		1,000	998,500
New Jersey Transportation Trust Fund Authority, Revenue Bonds	A1	6.875%		12/15/39		500	540,390

							1,538,890

TOTAL MUNICIPAL BONDS (cost $5,419,007)							5,706,625

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.7%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Aaa	3.552%	(c)	01/25/34		570	552,859
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	Aa3	3.399%	(c)	02/25/34		634	524,794
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	Baa2	3.619%	(c)	11/25/34		4,997	4,168,580
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	A1	2.53%	(c)	08/25/35		762	727,883
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	4.539%	(c)	09/25/35		2,726	2,060,368
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Caa1	5.553%	(c)	01/25/36		4,005	2,280,763
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	B2	5.487%	(c)	01/26/36		4,356	2,748,051
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa1	5.563%	(c)	12/26/46		4,559	3,007,896
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	B1	2.51%	(c)	08/25/35		1,352	1,191,596
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	Ba3	2.21%	(c)	08/25/35		323	295,371
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA(d)	6.25%		12/25/33		242	247,027
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	AAA(d)	0.747%	(c)	08/25/18		248	239,804

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	Aa3	6.50%	(c)	01/25/34	$393	$382,007
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	Aaa	0.687%	(c)	02/25/35	1,093	706,715
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Aa3	0.637%	(c)	04/25/35	1,821	1,014,592
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Baa3	3.418%	(c)	04/25/35	1,448	888,501
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	Aa3	0.687%	(c)	06/25/35	3,305	2,706,451
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa	6.50%		04/25/33	66	66,494
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	Aaa	2.508%	(c)	06/25/33	1,386	1,214,849
Fannie Mae, Series 1988-22, Class A	Aaa	3.109%	(c)	08/25/18	5	5,478
Fannie Mae, Series 1996-39, Class H	Aaa	8.00%		11/25/23	60	67,838
Fannie Mae, Series 2004-11, Class A	Aaa	0.467%	(c)	03/25/34	538	536,253
Fannie Mae, Series 2006-5, Class 3A2	Aaa	2.891%	(c)	05/25/35	516	539,094
Fannie Mae, Series 2007-114, Class A6	Aaa	0.543%	(c)	10/27/37	6,000	5,988,887
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.50%		07/25/43	2,238	2,478,311
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.00%		10/25/43	1,264	1,430,700
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	NR	1.821%	(c)	07/25/44	1,858	1,887,807
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.621%	(c)	10/25/44	6,357	6,450,130
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.387%	(c)	12/25/36	4,625	4,596,887
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Aa3	2.334%	(c)	09/25/34	935	807,556
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aaa	0.65%	(c)	08/15/32	1,871	1,687,856
Freddie Mac, Series 2987, Class HD	Aaa	4.50%		07/15/18	1,074	1,108,393
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	AAA(d)	3.288%	(c)	06/25/34	1,072	873,471
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.50%		06/20/28	1,348	1,413,967
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Baa2	0.577%	(c)	06/25/45	637	383,692
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	B(d)	2.999%	(c)	10/25/33	922	768,374
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aa2	2.576%	(c)	06/25/34	185	169,426
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	2.946%	(c)	09/25/35	2,292	2,150,192
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	A(d)	3.308%	(c)	04/25/36	2,800	2,242,340
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	A2	3.302%	(c)	08/19/34	1,942	1,419,087
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	Caa2	4.25%	(c)	10/25/35	1,703	1,507,842
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.249%	(c)	10/25/35	1,650	1,374,381
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Aa3	2.572%	(c)	04/25/34	1,997	1,694,515
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Baa3	2.711%	(c)	01/25/35	306	243,160
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	CC(d)	5.45%	(c)	01/25/36	742	644,298
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Aa1	0.589%	(c)	07/19/35	762	488,101
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Aaa	2.864%	(c)	02/27/34	316	310,168

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	Aaa	2.706%	(c)	06/25/33	$106	$101,831
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Aaa	2.882%	(c)	09/25/33	3,159	3,158,094
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A	A3	2.78%	(c)	03/25/34	430	431,366
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A	Aaa	0.667%	(c)	01/25/45	53	41,306
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1	A1	0.607%	(c)	11/25/45	662	512,601
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	A2	1.421%	(c)	02/25/46	1,852	1,426,141
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	Ba1	1.421%	(c)	08/25/46	1,139	685,512

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $87,096,184)						74,649,656

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.2%
Federal Farm Credit Bank, Bonds		0.438%	(c)	05/18/11	15,000	15,017,625
Federal Home Loan Bank, Bonds		0.30%		11/26/10	5,000	5,001,605
Federal Home Loan Bank, Bonds		0.30%	(c)	09/15/11	15,000	14,994,720
Federal Home Loan Bank, Bonds		0.43%		02/22/11	10,000	10,002,200
Federal Home Loan Bank, Bonds		0.45%		12/29/10	10,000	10,008,450
Federal Home Loan Bank, Bonds		0.54%		05/24/11	10,000	10,009,140
Federal Home Loan Bank, Bonds		0.95%		02/03/11	10,500	10,536,204
Federal Home Loan Mortgage Corp., Notes		0.19%	(c)	11/09/11	20,000	19,946,680
Federal Home Loan Mortgage Corp., Notes(k)		0.20%	(c)	01/13/12	30,000	29,906,520
Federal Home Loan Mortgage Corp., Notes		0.271%	(c)	02/02/12	20,800	20,772,045
Federal Home Loan Mortgage Corp., Notes, MTN		1.25%		08/15/11	10,000	10,084,650
Federal National Mortgage Assoc., Notes		0.308%	(c)	09/19/11	10,000	9,997,490

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $166,257,511)						166,277,329

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 0.2%
Federal Home Loan Mortgage Corp.		2.631%	(c)	01/01/34	88	90,927
Federal Home Loan Mortgage Corp.		2.947%	(c)	12/01/26	23	24,560
Federal Home Loan Mortgage Corp.		3.479%	(c)	07/01/29	52	54,532
Federal National Mortgage Assoc.		2.655%	(c)	01/01/25	8	8,001
Federal National Mortgage Assoc.		2.857%	(c)	12/01/29	38	39,178
Federal National Mortgage Assoc.		3.52%	(c)	04/01/32	9	9,677
Federal National Mortgage Assoc.		4.833%	(c)	03/01/17	121	126,333
Federal National Mortgage Assoc.		4.918%	(c)	04/01/24	56	57,781
Federal National Mortgage Assoc.		6.50%		09/01/36	274	300,107
Government National Mortgage Assoc.		3.125%	(c)	11/20/29	161	164,961
Government National Mortgage Assoc.		3.375%	(c)	01/20/26	84	86,410
Government National Mortgage Assoc.		3.625%	(c)	07/20/17-07/20/24	64	65,593
Government National Mortgage Assoc.		4.375%	(c)	05/20/24-06/20/26	161	166,759
Government National Mortgage Assoc.		6.00%		TBA	1,000	1,089,688
Government National Mortgage Assoc.		6.50%		04/15/26-06/15/29	127	139,916

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $2,364,719)						2,424,423

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS — 24.5%
U.S. Treasury Bonds	4.375%	05/15/40	$6,700	$7,246,452
U.S. Treasury Notes	1.00%	09/30/11	20,294	20,433,521
U.S. Treasury Notes	1.125%	06/15/13	13,400	13,453,332
U.S. Treasury Notes	2.125%	05/31/15	51,900	52,792,161
U.S. Treasury Notes	2.375%	10/31/14	21,383	22,061,247
U.S. Treasury Notes	3.125%	04/30/17-05/15/19	88,700	91,946,460
U.S. Treasury Notes	3.50%	05/15/20	27,800	29,094,368

TOTAL U.S. TREASURY OBLIGATIONS (cost $234,034,619)				237,027,541

TOTAL LONG-TERM INVESTMENTS (cost $1,156,778,583)				1,141,944,030

SHORT-TERM INVESTMENTS — 0.4%
U.S. TREASURY OBLIGATIONS(n) — 0.2%
U.S. Treasury Bills(l)	0.075%	07/15/10	310	309,993
U.S. Treasury Bills(l)	0.183%	09/02/10	140	139,961
U.S. Treasury Bills(k)(l)	0.185%	09/02/10	200	199,945
U.S. Treasury Bills(l)	0.209%	08/26/10	20	19,997
U.S. Treasury Bills(l)	0.23%	08/26/10	90	89,976
U.S. Treasury Bills(l)	0.254%	08/26/10	750	749,872

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,509,703)				1,509,744

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $2,300,934)(w)(Note 4)			2,300,934	2,300,934

TOTAL SHORT-TERM INVESTMENTS (cost $3,810,637)				3,810,678

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 118.4% (cost $1,160,589,220)				1,145,754,708

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

OPTIONS WRITTEN* — (0.2)%	Counterparty	Notional Amount (000)#	Value (Note 2)
Call Options — (0.2)%
Interest Rate Swap Options,
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Bank of America	$12,700	$(293,367)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	20,800	(480,475)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	17,400	(401,936)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	15,800	(628,920)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	3,900	(155,240)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	1,800	(46,000)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Bank of America	2,000	(51,322)

			(2,057,260)

Put Options
Interest Rate Swap Options,
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	28,200	(989)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	3,900	(137)
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Bank of America	12,700	(128)
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	20,800	(209)
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	5,000	(50)
Receive a fixed rate of 5.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	21,000	(2)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	5,100	(1)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	6,500	(1)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	1,800	(208)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Bank of America	2,000	(302)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, expiring 12/01/10	Royal Bank of Scotland	6,500	(2,268)

			(4,295)

TOTAL OPTIONS WRITTEN (premiums received $1,157,639)			(2,061,555)

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

SECURITIES SOLD SHORT — (2.1)%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
Federal National Mortgage Assoc.	6.00%	TBA	$3,000	$(3,253,593)
Federal National Mortgage Assoc.	6.00%	TBA	16,000	(17,307,505)

TOTAL SECURITIES SOLD SHORT (proceeds received $20,548,281)				(20,561,098)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 116.1% (cost $1,138,883,300)				1,123,132,055
Other liabilities in excess of other assets(x) — (16.1)%				(155,795,257)

NET ASSETS — 100.0%				$967,336,798

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation
FSB	Federal Savings Bank
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
SGD	Singapore Dollar
ZAR	South African Rand

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(l)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of June 30, 2010, one security representing $1,998,131 and 0.2% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)
Long Position:
339	2 Year U.S. Treasury Notes	Sep 10	$73,875,219	$74,182,735	$307,516

Short Position:
65	10 Year U.S. Treasury Notes	Sep 10	7,768,008	7,965,547	(197,539)

					$109,977

Forward foreign currency exchange contracts outstanding at June 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/30/10	JPMorgan Chase	AUD	2,133	$1,851,444	$1,788,889	$(62,555)
Chilean Peso,
Expiring 01/12/11	JPMorgan Chase	CLP	157,845	320,954	288,123	(32,831)
Chinese Yuan,
Expiring 11/17/10	Citigroup Global Markets	CNY	4,325	652,000	640,050	(11,950)
Expiring 11/17/10	Deutsche Bank	CNY	4,245	640,000	628,223	(11,777)
Expiring 11/17/10	Deutsche Bank	CNY	3,521	532,000	521,029	(10,971)
Expiring 11/17/10	Deutsche Bank	CNY	2,296	346,903	339,750	(7,153)
Expiring 11/17/10	Deutsche Bank	CNY	1,089	164,000	161,104	(2,896)
Expiring 11/17/10	Morgan Stanley	CNY	2,197	332,000	325,154	(6,846)
Expiring 11/17/10	Morgan Stanley	CNY	2,197	332,000	325,055	(6,945)
Expiring 11/23/10	Barclays Capital Group	CNY	1,565	236,000	231,594	(4,406)
Expiring 11/23/10	Barclays Capital Group	CNY	1,102	166,000	163,134	(2,866)
Expiring 04/07/11	Credit Suisse First Boston Corp.	CNY	59,558	9,000,000	8,875,568	(124,432)
Mexican Peso,
Expiring 09/24/10	UBS Securities	MXN	104,437	8,083,984	8,000,005	(83,979)
Singapore Dollar,
Expiring 09/16/10	Barclays Capital Group	SGD	87	62,047	62,204	157
Expiring 09/16/10	Barclays Capital Group	SGD	39	28,040	28,077	37
Expiring 09/16/10	Citigroup Global Markets	SGD	29	20,739	20,871	132
Expiring 09/16/10	Goldman Sachs & Co.	SGD	25	17,865	17,972	107
South African Rand,
Expiring 07/28/10	Barclays Capital Group	ZAR	10,130	1,284,679	1,313,186	28,507
Expiring 10/28/10	Barclays Capital Group	ZAR	10,130	1,277,985	1,293,059	15,074

				$25,348,640	$25,023,047	$(325,593)

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/30/10	JPMorgan Chase	AUD	767	$652,230	$643,262	$8,968
Brazilian Real,
Expiring 08/03/10	Royal Bank of Canada	BRL	5,726	3,160,000	3,149,022	10,978
British Pound,
Expiring 09/23/10	Deutsche Bank	GBP	735	1,095,553	1,098,117	(2,564)
Danish Krone,
Expiring 01/04/11	Citigroup Global Markets	DKK	113,450	20,262,909	18,639,198	1,623,711
Euro,
Expiring 07/26/10	Credit Suisse First Boston Corp.	EUR	2,840	3,805,983	3,473,321	332,662
South African Rand,
Expiring 07/28/10	Barclays Capital Group	ZAR	10,130	1,296,683	1,313,186	(16,503)

				$30,273,358	$28,316,106	$1,957,252

Interest rate swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland PLC(1)	12/16/14		$61,600	4.00%	3 month LIBOR	$5,694,391	$2,224,646	$3,469,745
UBS AG(1)	06/15/12	AUD	62,200	4.50%	3 month Australian Bank Bill rate	(222,335)	(143,948)	(78,387)

						$5,472,056	$2,080,698	$3,391,358

(1)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at June 30, 2010(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1)
Deutsche Bank AG	09/20/11	$100	5.00%	BP Capital Markets America, 4.20%, due 06/15/18	6.829%	$(1,827)	$(2,652)	$825
Goldman Sachs Capital Markets, L.P.	06/20/15	1,400	5.00%	BP Capital Markets America, 4.20%, due 06/15/18	5.509%	(28,265)	42,307	(70,572)
Goldman Sachs Capital Markets, L.P.	06/20/15	1,950	5.00%	BP Capital Markets America, 4.20%, due 06/15/18	5.509%	(39,370)	30,751	(70,121)
Goldman Sachs Capital Markets, L.P.	06/20/15	700	5.00%	BP Capital Markets America, 4.20%, due 06/15/18	5.509%	(14,220)	(22,054)	7,834
Barclays Bank PLC	12/20/10	5,500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.420%	10,603	11,258	(655)
Deutsche Bank AG	12/20/10	2,900	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.420%	5,510	5,583	(73)
Barclays Bank PLC	06/20/12	6,900	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.913%	426,329	82,437	343,892

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount (000)(3)#	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at June 30, 2010(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Morgan Stanley Capital Services, Inc.	06/20/11	$1,300	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.779%	$42,956	$(29,562)	$72,518
Citigroup, Inc.	06/20/11	1,000	1.00%	Metlife, Inc., 5.00%, due 06/15/15	2.364%	(11,361)	(12,094)	733
Merrill Lynch & Co., Inc.	09/20/12	10,000	0.80%	Morgan Stanley, 6.60%, due 04/01/12	2.484%	(360,876)	—	(360,876)
Barclays Bank PLC	12/20/10	2,900	1.00%	United Mexican States, 7.50%, due 04/08/33	0.540%	6,192	(336)	6,528
Deutsche Bank AG	12/20/10	2,700	1.00%	United Mexican States, 7.50%, due 04/08/33	0.540%	5,765	—	5,765

						$41,436	$105,638	$(64,202)

The Portfolio entered into credit default swap agreements on corporate issues and sovereign issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount (000)(3)#	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit default swaps – Buy Protection (2)
Deutsche Bank AG	06/20/11	$4,000	5.00%	Ford Motor Credit Co. LLC, 7.25%, due 10/25/11	$(97,009)	$(74,610)	$(22,399)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Cash of $370,000 has been segregated with the broker to cover requirements for open swap agreements as of June 30, 2010.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$53,865,222	$1,998,131
Bank Loans	—	1,792,530	—
Commercial Mortgage-Backed Securities	—	5,643,895	—
Convertible Bond	—	1,072,988	—
Corporate Obligations	—	582,340,480	—
Foreign Government Bonds	—	9,145,210	—
Municipal Bonds	—	5,706,625	—
Residential Mortgage-Backed Securities	—	74,649,656	—
U.S. Government Agency Obligations	—	166,277,329	—
U.S. Government Mortgage-Backed Obligations	—	2,424,423	—
U.S. Treasury Obligations	—	238,537,285	—
Affiliated Money Market Mutual Fund	2,300,934	—	—
Options Written	—	(2,061,555)	—
Short Sales – U.S. Government Mortgage-Backed Securities	—	(20,561,098)	—
Other Financial Instruments*
Futures	109,977	—	—
Foreign Forward Currency Contracts	—	1,631,659	—
Interest Rate Swaps	—	3,391,358	—
Credit Default Swaps	—	(86,601)	—

Total	$2,410,911	$1,123,769,406	$1,998,131

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

U.S. Treasury Obligations	24.7%
Financial Services	24.0
Financial – Bank & Trust	21.3
U.S. Government Agency Obligations	17.2
Residential Mortgage-Backed Securities	7.7
Asset-Backed Securities	5.8
Insurance	2.4
Oil & Gas	2.1
Pipelines	1.9
Electric	1.6
Telecommunications	1.4
Savings & Loan	1.1
Foreign Government Bonds	0.9
Automobile Manufacturers	0.9
Electronic Components & Equipment	0.7
Investment Companies	0.6
Municipal Bonds	0.6
Commercial Mortgage-Backed Securities	0.6
Food	0.5
Commercial Banks	0.4
Pharmaceuticals	0.4
Conglomerates	0.3
Paper & Forest Products	0.3
U.S. Government Mortgage-Backed Securities	0.2
Affiliated Money Market Mutual Fund	0.2
Airlines	0.2
Chemicals	0.2
Bank Loans	0.2

118.4
Options Written and Securities Sold Short	(2.3)
Other liabilities in excess of other assets	(16.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$307,516	*	Due to broker-variation margin	$197,539	*
Interest rate contracts	Unrealized appreciation on swap agreements	3,469,745		Unrealized depreciation on swap agreements	78,387
Interest rate contracts	Premiums paid for swap agreements	2,224,646		Premiums received for swap agreements	143,948
Interest rate contracts	—	—		Written options outstanding, at value	2,061,555
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	2,020,333		Unrealized depreciation on foreign currency forward contracts	388,674
Credit contracts	Unrealized appreciation on swap agreements	438,095		Unrealized depreciation on swap agreements	524,696
Credit contracts	Premiums paid for swap agreements	172,336		Premiums received for swap agreements	141,308

Total		$8,632,671			$3,536,107

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$264,613	$1,583,848	$(53,001)	$—	$1,795,460
Foreign exchange contracts	—	96,455	—	887,154	983,609
Credit contracts	—	—	328,609	—	328,609

Total	$264,613	$1,680,303	$275,608	$887,154	$3,107,678

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$220,492	$(953,452)	$4,216,671	$—	$3,483,711
Foreign exchange contracts	—	—	—	1,342,264	1,342,264
Credit contracts	—	—	(754,883)	—	(754,883)

Total	$220,492	$(953,452)	$3,461,788	$1,342,264	$4,071,092

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Written Options(1)	Futures Contracts – Long Positions(2)	Futures Contracts – Short Positions(2)	Forward Foreign Currency Exchange Purchase Contracts(3)	Forward Foreign Currency Exchange Sale Contracts(4)	Interest Rate Swap Agreements(5)	Credit Default Swap Agreements – Buy Protection(5)	Credit Default Swap Agreements – Sell Protection(5)
$1,710,629	$203,036,298	$2,589,336	$33,124,246	$28,148,944	$192,364,255	$2,666,667	$36,916,667

(1)	Premium Received.

(2)	Value at Trade Date.

(3)	Value at Settlement Date Payable.

(4)	Value at Settlement Date Receivable.

(5)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Unaffiliated investments (cost $1,158,288,286)	$1,143,453,774
Affiliated investments (cost $2,300,934)	2,300,934
Foreign currency, at value (cost $1,460,982)	1,457,486
Deposit with broker	370,000
Receivable for investments sold	226,063,583
Dividends and interest receivable	6,230,096
Unrealized appreciation on swap agreements	3,907,840
Premiums paid for swap agreements	2,396,982
Unrealized appreciation on foreign currency forward contracts	2,020,333
Receivable for fund share sold	14,260
Prepaid expenses	10,465

Total Assets	1,388,225,753

LIABILITIES:
Payable for investments purchased	369,216,626
Securities sold short, at value (proceeds received $20,548,281)	20,561,098
Payable for fund share repurchased	20,406,719
Due to broker	5,870,000
Written options, at value (premiums received $1,157,639)	2,061,555
Payable to custodian	1,120,549
Unrealized depreciation on swap agreements	603,083
Unrealized depreciation on foreign currency forward contracts	388,674
Premiums received for swap agreements	285,256
Advisory fees payable	255,936
Accrued expenses and other liabilities	96,498
Due to broker-variation margin	16,906
Shareholder servicing fees payable	5,513
Affiliated transfer agent fee payable	542

Total Liabilities	420,888,955

NET ASSETS	$967,336,798

Net assets were comprised of:
Paid-in capital	$963,255,468
Retained earnings	4,081,330

Net assets, June 30, 2010	$967,336,798

Net asset value and redemption price per share, $967,336,798 / 92,691,387 outstanding shares of beneficial interest	$10.44

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated interest income	$7,779,085
Affiliated dividend income	3,693

7,782,778

EXPENSES
Advisory fees	3,212,163
Shareholder servicing fees and expenses	494,179
Custodian and accounting fees	125,000
Interest expense	57,644
Audit fee	24,000
Trustees’ fees	10,000
Shareholders’ reports	9,000
Insurance expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	5,481

Total expenses	3,957,467
Less: shareholder servicing fee waiver	(36,850)

Net expenses	3,920,617

NET INVESTMENT INCOME	3,862,161

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	6,752,861
Futures transactions	264,613
Short sale transactions	(1,088,190)
Options written transactions	1,680,303
Swap agreement transactions	275,608
Foreign currency transactions	997,017

8,882,212

Net change in unrealized appreciation (depreciation) on:
Investments	9,231,773
Futures	220,492
Short sales	(887,227)
Foreign currencies	1,515,652
Options written	(953,452)
Swap agreements	3,461,788

12,589,026

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	21,471,238

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,333,399

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,862,161	$24,606,602
Net realized gain on investment and foreign currency transactions	8,882,212	1,462,570
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,589,026	57,486,877

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	25,333,399	83,556,049

DISTRIBUTIONS	(26,069,412)	(102,395,434)

FUND SHARE TRANSACTIONS:
Fund share sold [9,603,349 and 39,400,444 shares, respectively]	101,710,307	414,730,077
Fund share issued in reinvestment of distributions [2,513,926 and 10,270,355 shares, respectively]	26,069,412	102,395,434
Fund share repurchased [18,311,098 and 22,248,868 shares, respectively]	(193,590,342)	(240,059,242)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(65,810,623)	277,066,269

TOTAL INCREASE (DECREASE) IN NET ASSETS	(66,546,636)	258,226,884
NET ASSETS:
Beginning of period	1,033,883,434	775,656,550

End of period	$967,336,798	$1,033,883,434

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 87.1%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES — 1.2%
ACE Securities Corp., Series 2006-HE4, Class A2A	Caa3	0.407%	(c)	10/25/36		$792	$496,522
ACE Securities Corp., Series 2006-NC3, Class A2A	B3	0.397%	(c)	12/25/36		551	498,994
Ally Auto Receivables Trust, Series 2009-A, Class A2, 144A	AAA(d)	1.32%		03/15/12		1,844	1,847,092
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.622%	(c)	09/25/34		1,715	1,467,350
BA Credit Card Trust, Series 2008-A5, Class A5	Aaa	1.55%	(c)	12/16/13		5,400	5,449,818
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	B3	0.423%	(c)	10/25/36		594	545,892
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	Baa2	0.437%	(c)	06/25/47		1,473	1,391,178
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Ba2	0.447%	(c)	05/25/37		6,659	5,805,748
Centurion CDO VII Ltd., Series 2004-7A, Class A1A, 144A	Aaa	0.708%	(c)	01/30/16		9,471	9,097,375
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1	Aaa	0.457%	(c)	10/25/46		347	342,903
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1	Baa2	0.397%	(c)	05/25/47		536	521,708
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1	Aa2	0.397%	(c)	05/25/37		3,521	3,460,700
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	A2	0.417%	(c)	06/25/47		1,069	1,021,475
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1	A2	0.427%	(c)	06/25/37		626	608,328
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1, 144A	AAA(d)	0.507%	(c)	02/25/36		91	88,527
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Baa2	0.447%	(c)	09/25/37		4,200	3,950,294
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1	Baa3	0.427%	(c)	10/25/47		4,192	3,972,295
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Caa1	0.407%	(c)	11/25/36		989	886,612
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	Aaa	0.717%	(c)	05/25/40		3,090	2,418,936
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	Aaa	0.587%	(c)	06/25/32		2,270	2,234,854
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3	Aaa	0.397%	(c)	11/25/36		1,291	1,260,022
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.417%	(c)	08/25/37		8,564	5,606,525
Ford Credit Auto Owner Trust, Series 2009-D, Class A2	Aaa	1.21%		01/15/12		7,728	7,738,052
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Caa2	0.407%	(c)	01/25/37		807	679,920
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	B3	0.387%	(c)	08/25/36		75	26,964
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	0.638%	(c)	01/20/34		5,842	5,311,371
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1	Caa2	0.397%	(c)	12/25/36		450	407,779
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2	A2	0.397%	(c)	10/25/36		6,990	6,713,067
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Baa2	0.427%	(c)	03/25/37		2,412	2,265,566
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Ba2	0.407%	(c)	03/25/47		3,054	2,194,972
Lehman XS Trust, Series 2006-16N, Class A1A	Ba1	0.427%	(c)	11/25/46		296	295,081
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.627%	(c)	10/25/34		127	108,169
Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A	AAA(d)	3.00%		04/20/17	EUR	6,119	7,406,905
Master Asset Backed Securities Trust, Series 2006-HE5, Class A1	Aa2	0.407%	(c)	11/25/36		285	282,471
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A	Aaa	0.397%	(c)	10/25/36		25	24,292
Morgan Stanley ABS Capital I, Series 2006-NC5, Class A2A	Aaa	0.387%	(c)	10/25/36		232	229,360
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Aa2	0.397%	(c)	11/25/36		34	33,425

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Park Place Securities, Inc., Series 2004-MCW1, Class A1	Aaa	0.66%	(c)	10/25/34	$2,588	$2,498,839
Residential Asset Securities Corp., Series 2007-KS2, Class AI1	Baa2	0.417%	(c)	02/25/37	2,044	1,962,043
Residential Asset Securities Corp., Series 2007-KS3, Class AI1	Ba2	0.457%	(c)	04/25/37	2,332	2,272,847
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Caa2	0.407%	(c)	12/25/36	178	61,310
SLM Student Loan Trust, Series 2006-6, Class A1	Aaa	0.306%	(c)	10/25/18	2,965	2,961,645
SLM Student Loan Trust, Series 2010-C, Class A2(g)	Aaa	2.846%	(c)	12/16/19	2,200	2,200,000
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	Caa3	0.407%	(c)	11/25/36	277	143,050
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Baa2	0.427%	(c)	06/25/37	3,233	2,645,098
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aaa	1.147%	(c)	10/25/37	451	444,533
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	0.397%	(c)	10/25/36	2,429	2,395,355

TOTAL ASSET-BACKED SECURITIES (cost $113,944,703)						104,275,262

BANK LOANS(c)(g) — 0.2%
American General Finance Corp., Term	B1	7.25%		04/21/15	8,400	8,198,400
CIT Group, Inc., Expansion Term 2A	BA(d)	9.50%		01/18/12	354	361,505
CIT Group, Inc., Expansion Term 2A	BA(d)	9.50%		01/18/12	268	273,867
CIT Group, Inc., Expansion Term 2A	BA(d)	9.50%		01/18/12	116	118,311
CIT Group, Inc., Expansion Term 2A	BA(d)	9.50%		01/18/12	54	54,773
CIT Group, Inc., Expansion Term 2A	BA(d)	9.50%		01/18/12	66	67,919
CIT Group, Inc., Term 2BN, Tranche 1A	BA-(d)	13.00%		01/18/12	660	674,135
CIT Group, Inc., Term 2BN, Tranche 1A	BA-(d)	13.00%		01/18/12	330	337,067
CIT Group, Inc., Term 2BN, Tranche 1A	BA-(d)	13.00%		01/18/12	330	337,068
CIT Group, Inc., Term 2BN, Tranche 1A	BA-(d)	13.00%		01/18/12	330	337,068
CIT Group, Inc., Term 2BN, Tranche 1A	BA-(d)	13.00%		01/18/12	330	337,068
CIT Group, Inc., Term 2BN, Tranche 1A	BA-(d)	13.00%		01/18/12	330	337,068
RH Donnelley, Inc.	B(d)	9.25%		10/24/14	2,742	2,447,499

TOTAL BANK LOANS (cost $14,224,588)						13,881,748

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4	AAA(d)	5.201%		12/11/38	24,597	25,157,694
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%		02/11/44	400	391,907
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4	AAA(d)	5.471%	(c)	01/12/45	1,100	1,138,164
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4	Aaa	5.306%		12/10/46	3,300	3,219,103
Government Lease Trust, Series 1999-C1A, Class B2, 144A	Aaa	4.00%		05/18/11	1,500	1,532,940
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4	Aaa	4.799%	(c)	08/10/42	200	207,712
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	Aaa	5.444%		03/10/39	800	801,461
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882%	(c)	02/15/51	1,100	1,103,173
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49	600	586,359
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	A(d)	5.866%	(c)	09/15/45	20,000	20,149,244

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485%	(c)	03/12/51		$2,300	$2,200,577
Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A	Aaa	0.42%	(c)	06/15/22		1,101	1,042,235
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.888%	(c)	07/09/21		13,897	12,824,133
Morgan Stanley Capital I, Series 2007-IQ13, Class A4	A-(d)	5.364%		03/15/44		14,100	13,879,496
Morgan Stanley Capital I, Series 2007-IQ16, Class A4	A+(d)	5.809%		12/12/49		200	207,102
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 144A	Aaa	5.999%	(c)	08/12/45		900	943,495

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $78,152,591)							85,384,795

CORPORATE BONDS — 26.5%
Agriculture
Altria Group, Inc., Gtd. Notes	Baa1	9.25%		08/06/19		600	748,864
Altria Group, Inc., Gtd. Notes	Baa1	9.70%		11/10/18		1,100	1,393,018

							2,141,882

Airlines
United Air Lines, Inc., Equipment Trust(g)(i)	NR	10.36%		11/13/12		2,636	23,724
United Air Lines, Inc., Equipment Trust(g)(i)	NR	10.36%		11/27/12		232	2,087
United Air Lines, Inc., Pass-Through Certificates(g)(i)	NR	10.02%		03/22/14		596	241,197

							267,008

Automobile Manufacturers
Daimler Finance North America LLC, Gtd. Notes	A3	7.75%		01/18/11		3,000	3,099,456

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	4.125%		01/15/15		24,100	25,228,483
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	5.375%		01/15/20		24,100	25,969,991

							51,198,474

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	A3	6.15%		06/01/18		24,800	29,334,705

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.85%		08/15/12		22,300	23,523,266
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.00%		10/01/12		2,800	3,010,692

							26,533,958

Diversified
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.25%		12/06/17		3,800	4,132,143

Diversified Financial Services
White Nights Finance BV For Gazprom, Sec’d. Notes (Netherlands)	Baa1	10.50%		03/25/14		200	232,500

Financial – Bank & Trust — 8.7%
Ally Financial, Inc., Sr. Unsec’d. Notes, MTN	B3	5.375%		06/06/11	EUR	3,000	3,631,872
American Express Bank FSB, FDIC Gtd. Notes	Aaa	3.15%		12/09/11		7,900	8,180,932
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13		5,100	5,510,713
American Express Bank FSB, Sr. Unsec’d. Notes	A2	6.00%		09/13/17		500	548,783
American Express Centurion Bank, Sr. Unsec’d. Notes	A2	0.43%	(c)	07/13/10		7,700	7,699,754
American Express Centurion Bank, Sr. Unsec’d. Notes	A2	6.00%		09/13/17		500	549,428
American Express Co., Sr. Unsec’d. Notes	A3	6.15%		08/28/17		3,700	4,054,046
American Express Co., Sr. Unsec’d. Notes	A3	7.25%		05/20/14		10,000	11,366,300
ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)	Aa2	6.20%		07/19/13		11,500	12,740,746
Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile)	Aa3	1.557%	(c)	04/20/12		14,300	14,291,577

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Financial – Bank & Trust (continued)
Bank of America Corp., FDIC Gtd. Notes, MTN	Aaa	2.10%		04/30/12		$26,300	$26,932,778
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.00%		09/01/17		2,000	2,104,662
Bank of America Corp., Sub. Notes	A3	0.766%	(c)	08/15/16		1,900	1,668,641
Bank of America Corp., Unsec’d. Notes	A2	6.50%		08/01/16		28,700	31,059,771
Bank of America NA, Sub. Notes	A1	6.00%		10/15/36		1,900	1,827,036
Bank of China Hong Kong Ltd., Sub. Notes, 144A (Hong Kong)	A1	5.55%		02/11/20		2,900	2,919,962
Bank of Montreal, Covered, 144A (Canada)	Aaa	2.85%		06/09/15		5,400	5,488,263
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.00%		09/22/16		31,200	32,031,480
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.45%		09/12/12		63,200	67,163,778
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)	Baa1	10.179%		06/12/21		11,760	14,727,518
China Development Bank, Sr. Unsec’d. Notes (China)	A1	5.00%		10/15/15		100	108,694
Credit Agricole SA, Sub. Notes, 144A (France)	A3	8.375%	(c)	12/13/49		44,500	42,052,500
Danske Bank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)	Aaa	2.50%		05/10/12		6,100	6,241,782
DBS Bank Ltd., Sub. Notes, 144A (Singapore)	Aa2	0.656%	(c)	05/16/17		1,000	942,500
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa3	4.875%		05/20/13		1,000	1,067,733
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa3	6.00%		09/01/17		15,900	17,536,460
Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.808%	(c)	04/29/14		26,900	26,866,025
Export-Import Bank of China, Unsec’d. Notes, 144A (China)	A1	4.875%		07/21/15		600	648,038
Export-Import Bank of Korea, Sr. Unsec’d. Notes (South Korea)	A1	5.125%		06/29/20		4,200	4,216,888
Fifth Third Bancorp, Sub. Notes	Baa2	8.25%		03/01/38		4,200	4,708,746
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		05/02/36		5,100	5,289,562
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		09/15/37		3,700	3,829,678
ING Bank NV, Sr. Unsec’d. Notes, 144A (Netherlands)	Aa3	1.333%	(c)	03/30/12		70,000	70,225,470
Itau Unibanco Holding SA, Sub. Notes, 144A (Brazil)	Baa2	6.20%		04/15/20		29,600	30,363,184
LeasePlan Corp. NV, Gov’t. Liquid Gtd. Notes, MTN (Netherlands)	Aaa	3.125%		02/10/12	EUR	9,000	11,320,601
Lloyds TSB Bank PLC, Bank Gtd. Notes, 144A (United Kingdom)	Aa3	5.80%		01/13/20		30,200	28,505,629
Lloyds TSB Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)	Ba1	12.00%	(c)	12/16/24		45,600	45,609,272
Northern Rock Asset Management, Covered, 144A (United Kingdom)(g)	Aaa	5.625%		06/22/17		42,000	43,338,120
RBS Capital Trust I, Bank Gtd. Notes	B3	4.709%	(c)	12/29/49		3,200	1,584,000
Resona Bank Ltd., Jr. Sub. Notes, 144A (Japan)	A3	5.85%	(c)	09/29/49		900	850,559
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	B3	7.64%	(c)	03/31/49		10,200	5,839,500
Royal Bank of Scotland PLC (The), Bank Gtd. Notes, 144A (United Kingdom)	Aa3	4.875%		08/25/14		1,300	1,303,786
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	0.823%	(c)	04/08/11		9,900	9,884,190
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	3.00%		12/09/11		44,200	45,376,958
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	Aa2	1.333%	(c)	03/30/12		52,100	50,559,455
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, 144A (France)	Aaa	0.504%	(c)	07/16/12		11,000	11,022,110
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, MTN (France)	Aaa	2.125%		05/20/12	EUR	2,500	3,112,606
State Street Capital Trust IV, Ltd. Gtd. Notes	A1	1.537%	(c)	06/15/37		1,100	786,947
Union Planters Corp., Sub. Notes	Ba1	7.75%		03/01/11		7,600	7,705,328
Wachovia Corp., Sr. Unsec’d. Notes	A1	0.433%	(c)	10/15/11		300	297,834
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	0.534%	(c)	08/01/13		1,100	1,071,968
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.50%		05/01/13		900	976,805
Wachovia Corp., Sub. Notes	A2	0.678%	(c)	10/28/15		1,000	895,249
Westpac Banking Corp., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	1.006%	(c)	07/16/14		6,000	6,030,792

							744,667,009

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Financial Services — 11.0%
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375%		04/30/13		$6,500	$7,127,055
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13		10,500	11,488,375
American Express Travel Related Services Co., Inc., Sr. Unsec’d. Notes, 144A	A2	5.25%		11/21/11		22,100	22,962,430
American General Finance Corp., Sr. Unsec’d. Notes, MTN	B2	0.787%	(c)	12/15/11		8,000	7,172,208
American General Finance Corp., Sr. Unsec’d. Notes, MTN	B2	4.00%		03/15/11		9,800	9,481,500
BA Covered Bond Issuer, Covered, 144A	Aa2	5.50%		06/14/12		10,250	10,964,220
Bank One Capital III, Ltd. Gtd. Notes	A2	8.75%		09/01/30		1,100	1,290,950
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	0.646%	(c)	08/15/11		1,100	1,100,744
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	0.728%	(c)	11/28/11		6,012	5,993,062
C8 Capital SPV Ltd., Notes, 144 (Virgin Islands)	B-(d)	6.64%	(c)	02/28/49		22,600	14,676,643
Caelus Re Ltd., Notes, 144 (Cayman Islands)(g)	BB(d)	6.788%	(c)	06/07/11		3,200	3,105,920
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/13		512	489,954
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/14		1,018	959,042
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/15		318	292,941
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/16		529	482,943
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.00%		05/01/17		741	666,858
Citibank NA, FDIC Gtd. Notes	Aaa	1.875%		05/07/12		5,700	5,817,853
Citibank NA, FDIC Gtd. Notes	Aaa	1.875%		06/04/12		2,900	2,958,420
Citigroup Capital XXI, Gtd. Notes	A1	8.30%	(c)	12/21/49		43,000	41,879,334
Citigroup Funding, Inc., FDIC Gtd. Notes	Aaa	1.875%		10/22/12		9,600	9,801,802
Citigroup Funding, Inc., FDIC Gtd. Notes	Aaa	2.25%		12/10/12		2,400	2,472,029
Citigroup, Inc., FDIC Gtd. Notes	Aaa	2.125%		04/30/12		5,700	5,839,707
Citigroup, Inc., FDIC Gtd. Notes	Aaa	2.875%		12/09/11		20,780	21,426,009
Citigroup, Inc., Sr. Sub. Notes	Baa1	0.807%	(c)	06/09/16		14,300	11,601,190
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.30%		10/17/12		2,400	2,487,149
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		08/27/12		5,900	6,149,989
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13		31,900	33,160,146
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		10/15/14		32,000	32,899,680
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.85%		07/02/13		1,600	1,675,141
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17		3,700	3,843,301
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%		07/15/39		7,200	8,589,434
Citigroup, Inc., Sub. Notes	Baa1	5.625%		08/27/12		4,500	4,637,326
Citigroup, Inc., Sub. Notes	Baa1	6.125%		08/25/36		2,100	1,908,669
Citigroup, Inc., Unsec’d. Notes	A3	8.50%		05/22/19		4,500	5,364,558
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.80%		06/07/12		2,320	2,439,582
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg)	A2	6.80%		09/15/37		22,100	23,634,867
FCE Bank PLC, Sr. Unsec’d. Notes, MTN (United Kingdom)	Ba3	7.125%		01/16/12	EUR	5,600	6,899,335
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.25%		10/25/11		200	205,454
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.375%		02/01/11		9,600	9,779,741
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.50%		08/01/12		2,200	2,249,663
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	8.625%		11/01/10		400	406,620
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	2.00%		09/28/12		25,000	25,596,900
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	2.625%		12/28/12		8,600	8,936,982
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	2.125%		12/21/12		4,800	4,934,822
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	3.00%		12/09/11		45,020	46,505,795
General Electric Capital Corp., Sub. Notes	Aa3	6.375%	(c)	11/15/49		33,100	30,783,000
General Electric Capital Corp., Sub. Notes, 144A	Aa1	5.50%	(c)	09/15/47	EUR	33,000	33,493,935
General Motors Acceptance Corp., Inc., Gtd. Notes	B3	7.25%		03/02/11		14,400	14,634,000
General Motors Acceptance Corp., Inc., Gtd. Notes, 144A	B3	8.30%		02/12/15		4,300	4,353,750
General Motors Acceptance Corp., Inc., Sr. Unsec’d. Notes	B3	6.00%		12/15/11		1,000	997,544
General Motors Acceptance Corp., Inc., Sr. Unsec’d. Notes	B3	7.00%		02/01/12		5,000	5,016,495
General Motors Acceptance Corp., Inc., Sr. Unsec’d. Notes	B3	7.25%		03/02/11		1,800	1,819,193
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.004%	(c)	01/30/17	EUR	1,050	1,097,038
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.75%		10/01/16		6,000	6,331,836
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18		21,700	22,540,072

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Financial Services (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.15%		04/01/18		$7,200	$7,542,122
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.25%		09/01/17		23,700	25,084,720
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.375%		05/02/18	EUR	600	793,048
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%		01/15/17		5,400	5,459,994
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	1.058%	(c)	08/15/11	EUR	27,200	30,311,689
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.35%		03/01/12		8,186	7,735,770
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.30%		05/01/12		12,500	11,750,000
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.625%		09/15/10		5,000	4,981,250
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.75%		06/15/11		26,775	26,272,969
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.00%		01/15/18		5,500	6,073,292
JPMorgan Chase Bank NA, Sub. Notes	Aa2	6.00%		10/01/17		11,800	12,849,752
JPMorgan Chase Capital XX, Ltd. Gtd. Notes	A2	6.55%		09/29/36		1,000	956,080
LBG Capital No.1 PLC, Bank Gtd. Notes, 144A (United Kingdom)	B+(d)	8.50%	(c)	12/14/49		700	542,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	NR	2.951%	(c)	05/25/20		5,800	1,131,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.52%		12/31/11		16,490	3,215,550
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	A1	2.851%		12/15/24		2,300	448,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.878%		04/03/19		2,300	448,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.907%	(c)	11/16/24		14,300	2,788,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.005%	(c)	07/18/11		3,900	760,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.053%	(c)	11/10/10		3,500	682,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13		6,200	1,255,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.20%		09/26/14		2,600	513,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	A1	6.875%		05/02/18		3,300	672,375
Merrill Lynch & Co., Inc., Notes, MTN	A2	0.768%	(c)	06/05/12		13,200	12,819,972
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18		7,600	8,107,536
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.516%	(c)	07/25/11		6,900	6,840,032
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.05%		08/15/12		3,600	3,827,686
Morgan Stanley, FDIC Gtd. Notes	Aaa	3.25%		12/01/11		31,500	32,637,591
Morgan Stanley, Sr. Unsec’d. Notes	A2	2.93%	(c)	05/14/13		6,100	6,120,528
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.75%		04/15/11		2,000	2,069,226
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.95%		12/28/17		3,000	3,037,980
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.00%		04/28/15		300	313,522
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.25%		08/28/17		20,900	21,247,692
MUFG Capital Finance 5 Ltd., Jr. Sub. Notes (Cayman Islands)	Ba1	6.299%	(c)	01/25/49	GBP	900	1,131,286
Mystic Re Ltd., Notes, 144A (Cayman Islands)(g)(i)	BB-(d)	10.538%	(c)	06/07/11		2,200	2,131,140
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%		10/13/10		430	437,526
SLM Corp., Sr. Unsec’d. Notes	Ba1	1.049%	(c)	06/17/13	EUR	7,900	8,241,114
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.546%	(c)	10/25/11		7,500	7,103,100
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.125%		09/17/12	EUR	6,500	7,212,110
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	4.875%		12/17/12	GBP	2,400	3,304,445
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.125%		08/27/12		1,600	1,576,182
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.375%		01/15/13		7,555	7,326,144
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.45%		06/15/18		10,000	9,228,110
Societe Generale, Jr. Sub. Notes (France)	Baa2	7.756%	(c)	05/22/49	EUR	2,600	2,853,527
Societe Generale, Jr. Sub. Notes, 144A (France)	Baa2	5.922%	(c)	04/29/49		18,300	13,852,825
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	1.536%	(c)	09/14/12		34,000	34,153,442
Temasek Financial I Ltd., Gtd. Notes, 144A (Singapore)	Aaa	4.30%		10/25/19		5,300	5,482,184
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.125%		03/20/12		1,500	1,530,000
TransCapitalInvest Ltd. For OJSC AK Transneft, Sec’d. Notes (Ireland)	Baa1	7.70%		08/07/13		1,100	1,190,167
TransCapitalInvest Ltd. For OJSC AK Transneft, Sec’d. Notes (Ireland)	Baa1	8.70%		08/07/18		2,200	2,535,500
TransCapitalInvest Ltd. for OJSC AK Transneft, Sr. Unsec’d. Notes, 144A (Ireland)	Baa1	8.70%		08/07/18		2,300	2,683,134
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa3	1.584%	(c)	02/23/12		11,000	11,038,115

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Financial Services (continued)
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa3	5.75%		04/25/18		$5,100	$5,261,446
UBS Preferred Funding Trust V, Jr. Sub. Notes	Baa3	6.243%	(c)	05/29/49		8,100	6,945,750
UFJ Finance Aruba AEC, Bank Gtd. Notes (Aruba)	Aa3	6.75%		07/15/13		400	447,988
ZFS Finance USA Trust IV, Jr. Sub. Notes, 144A	Baa1	5.875%	(c)	05/09/32		934	825,908

							939,205,725

Healthcare – Services
HCA, Inc., Sec’d. Notes	B2	9.25%		11/15/16		200	212,000

Hotels & Motels — 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	5.75%		08/15/15		6,900	7,198,984

Insurance — 1.7%
American International Group, Inc., Jr. Sub. Debs	Ba2	8.175%	(c)	05/15/48		13,600	10,744,000
American International Group, Inc., Jr. Sub. Notes	Baa1	8.625%	(c)	05/22/38	GBP	16,700	18,713,581
American International Group, Inc., Sr. Unsec’d. Notes	A3	0.414%	(c)	10/18/11		900	849,468
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05%		10/01/15		800	735,000
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.375%		10/18/11		5,020	5,045,100
American International Group, Inc., Sr. Unsec’d. Notes	A3	8.25%		08/15/18		6,200	6,277,500
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	0.639%	(c)	03/20/12		4,000	3,857,588
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.00%		09/20/11	EUR	6,600	7,850,163
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.95%		03/20/12		11,600	11,571,000
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18		3,400	3,038,750
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	0.698%	(c)	07/13/11		48,600	48,547,561
Monumental Global Funding Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	A1	5.50%		04/22/13		4,500	4,813,173
Pacific LifeCorp, Sr. Notes, 144A	Baa1	6.00%		02/10/20		2,900	3,077,503
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.30%		04/24/13		6,300	6,812,411
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.55%		04/27/15		9,100	9,851,951

							141,784,749

Media
Comcast Corp., Gtd. Notes	Baa1	6.45%		03/15/37		1,600	1,730,080

Medical Supplies & Equipment — 0.1%
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	5.90%		09/15/17		2,700	3,158,633
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.45%		09/15/37		2,700	3,271,868

							6,430,501

Metals & Mining — 0.3%
Codelco, Inc., Notes, 144A (Chile)	A1	7.50%		01/15/19		4,600	5,636,467
Codelco, Inc., Unsec’d. Notes, 144A (Chile)	A1	6.15%		10/24/36		700	766,524
Gerdau Holdings, Inc., Gtd. Notes, 144A (Brazil)	BBB-(d)	7.00%		01/20/20		14,200	14,484,000
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.25%		01/23/17		1,200	1,307,062
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.875%		11/21/36		1,200	1,251,013

							23,445,066

Oil & Gas — 0.9%
El Paso Corp., Notes	Ba3	7.75%		01/15/32		4,200	4,150,537
El Paso Corp., Notes	Ba3	7.80%		08/01/31		850	840,065
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		05/15/11		200	204,254
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.875%		06/15/12		9,400	9,869,239
Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg)	Baa1	9.25%		04/23/19		9,400	10,817,520
Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	6.212%		11/22/16		1,100	1,109,680
Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	7.343%		04/11/13		1,900	2,009,250
Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa1	8.146%		04/11/18		7,200	7,857,000
Gazprom International SA For Gazprom, Gtd. Notes (Luxembourg)	BBB+(d)	7.201%		02/01/20		255	264,969

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil & Gas (continued)
Morgan Stanley Bank AG For OAO Gazprom, Sec’d. Notes (Germany)	Baa1	9.625%		03/01/13	$400	$445,000
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	Baa3	6.514%		12/15/12	6,700	6,671,840
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	7.875%		03/15/19	4,800	5,491,958
Petroleos Mexicanos, Gtd. Notes, 144A (Mexico)	Baa1	6.00%		03/05/20	12,500	13,125,000
Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	Ba1	5.265%		06/15/11	1,130	1,128,113
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Bonds (Qatar)(g)	Aa3	5.298%		09/30/20	3,900	4,036,500
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Sr. Sec’d. Notes, 144A (Qatar)	Aa2	5.298%		09/30/20	1,600	1,659,232
Shell International Finance BV, Gtd. Notes (Netherlands)	Aa1	5.50%		03/25/40	4,300	4,579,220
Total Capital SA, Gtd. Notes (France)	Aa1	4.45%		06/24/20	3,000	3,062,241

						77,321,618

Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	7.00%		01/15/15	900	909,000
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	7.125%		01/15/17	1,300	1,326,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	7.75%		11/15/29	3,000	3,030,000

						5,265,000

Real Estate — 0.3%
WCI Finance LLC/WEA Finance LLC, Gtd. Notes, 144A	A2	5.70%		10/01/16	12,330	13,129,268
WEA Finance LLC/ WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	6.75%		09/02/19	8,300	9,225,076

						22,354,344

Retail & Merchandising — 0.3%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.50%		07/01/15	20,000	22,040,360

Savings & Loan — 0.4%
Nationwide Building Society, Sr. Unsec’d. Notes, 144A (United Kingdom)	Aa3	6.25%		02/25/20	11,300	11,923,850
U.S. Central Federal Credit Union, Gov’t. Gtd. Notes	Aaa	1.25%		10/19/11	11,800	11,894,813
U.S. Central Federal Credit Union, Gov’t. Gtd. Notes	Aaa	1.90%		10/19/12	9,100	9,287,724

						33,106,387

Telecommunications — 0.8%
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.95%		01/15/13	1,700	1,845,312
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%		01/15/38	1,200	1,302,220
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	3.065%	(c)	05/20/11	38,700	39,562,236
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%		06/01/16	2,100	2,238,724
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11	153	156,060
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.20%		11/10/26	8,950	8,368,250
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	0.914%	(c)	07/18/11	6,900	6,802,144
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.25%		12/01/10	900	924,354
Verizon Virginia, Inc., Sr. Unsec’d. Notes	Baa1	7.875%		01/15/22	3,000	3,564,495

						64,763,795

Tobacco — 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	5.65%		05/16/18	4,200	4,594,476
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%		06/01/16	4,000	4,536,516

						9,130,992

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#			Value (Note 2)
Utilities — 0.5%
Illinois Power Co., Sr. Sec’d. Notes	Baa1	6.25%		04/01/18		$14,300		$15,817,158
Nisource Finance Corp., Gtd. Notes	Baa3	6.125%		03/01/22		11,300		12,061,281
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A2	5.30%		05/01/18		13,500		14,807,300

								42,685,739

TOTAL CORPORATE BONDS (cost $2,246,393,078)								2,258,282,475

CONVERTIBLE BOND — 0.4%
Oil & Gas
Transocean, Inc., Sr. Unsec’d. Notes (Cayman Islands) (cost $41,059,407)	Baa2	1.50%		12/15/37		44,200		39,227,500

FOREIGN GOVERNMENT BONDS — 0.7%
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/17	BRL	7,500		3,759,183
Canadian Government, Bonds (Canada)	Aaa	2.00%		12/01/14	CAD	31,300		29,086,610
Canadian Government, Bonds (Canada)	Aaa	4.50%		06/01/15	CAD	4,100		4,239,960
Province of Ontario Canada, Debs. (Canada)	Aa1	6.50%		03/08/29	CAD	9,800		11,520,926
Republic of Brazil, Unsub. Notes (Brazil)	Baa3	8.00%		01/15/18		1,689		1,959,111
Republic of South Africa, Sr. Unsec’d. Notes (South Africa)	A3	5.875%		05/30/22		800		842,000
United Mexican States, Notes, MTN (Mexico)	Baa1	5.95%		03/19/19		2,200		2,442,000
United Mexican States, Sr. Unsec’d. Notes (Mexico)	Baa1	6.05%		01/11/40		4,700		4,958,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $55,211,780)								58,808,290

MUNICIPAL BONDS — 3.2%
Arizona
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds	Aa1	4.75%		01/01/32		1,000	(e)	1,007,970
Salt River Project agricultural Improvement & Power District, Series B, Revenue Bonds	AA(d)	8.51%	(c)	01/01/32		500		507,970

								1,515,940

California — 1.9%
California Infrastructure & Economic Development Bank, Revenue Bonds	Aa3	6.486%		05/15/49		2,600		2,766,712
California State University, Revenue Bonds	Aa2	6.484%		11/01/41		4,500		4,874,985
Golden State Tobacco Securitization Corp., Revenue Bonds	Baa3	7.44%	(s)	06/01/37		22,700		14,441,059
Los Angeles Unified School District, General Obligation Unlimited	Aa3	6.758%		07/01/34		14,700		16,804,746
State of California, General Obligation Bonds	Baa1	5.65%	(c)	04/01/39		2,200		2,351,030
State of California, General Obligation Bonds	Baa1	5.95%		04/01/16		2,000		2,133,920
State of California, General Obligation Bonds	Baa1	7.50%		04/01/34		9,200		9,816,400
State of California, General Obligation Bonds	Baa1	7.55%		04/01/39		20,200		22,017,394
University of California Regents Medical Center, Series F Revenue Bonds	Aa2	6.583%		05/15/49		82,800		88,315,308
University of California, Revenue Bonds	Aa2	5.00%		05/15/37		500		512,535

								164,034,089

Florida
Seminole County Florida Water & Sewer, Revenue Bonds	Aa2	6.443%		10/01/40		400		418,572

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds	A2	6.655%		04/01/57		3,800		3,665,366

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Illinois — 0.7%
Chicago Illinois Transit Authority, Revenue Bonds	A1	6.30%	12/01/21	$500		$544,556
Chicago Transit Authority, Revenue Bonds	A1	6.20%	12/01/40	2,900		3,001,384
Chicago Transit Authority, Series A, Revenue Bonds	A1	6.899%	12/01/40	18,200		20,488,104
Chicago Transit Authority, Series B, Revenue Bonds	A1	6.899%	12/01/40	10,200		11,482,344
Illinois Finance Authority, Revenue Bonds	Aa1	5.75%	07/01/33	4,900		5,485,844
Illinois Municipal Electric Agency, Revenue Bonds	A1	6.832%	02/01/35	4,800		5,520,528
Illinois State, General Obligation Bonds	A1	5.00%	11/01/22	300		303,288
Illinois State, General Obligation Unlimited	A1	4.071%	01/01/14	8,700		8,572,458
Regional Transportation Authority, Series A, Revenue Bonds	Aa3	5.00%	07/01/25	1,600		1,682,016
State of Illinois, General Obligation Bonds	A1	4.95%	06/01/23	570		529,165
State of Illinois, General Obligation Unlimited	A1	6.725%	04/01/35	2,900		2,756,189

						60,365,876

Iowa — 0.1%
Iowa State, Revenue Bonds	Aa3	6.75%	06/01/34	6,800		7,305,512

Massachusetts — 0.1%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	6.00%	07/01/36	5,100		5,966,133
Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bonds	Aaa	5.50%	11/15/36	500		560,355
Massachusetts Water Resources Authority, Series J, Revenue Bonds	Aa1	5.00%	08/01/32	2,500	(e)	2,542,950

						9,069,438

Nebraska — 0.1%
Public Power Generation Agency, Revenue Bonds	A2	7.242%	01/01/41	3,600		4,055,976

Nevada — 0.1%
County of Clark NV Airport, Revenue Bonds	Aa2	6.82%	07/01/45	5,400		6,031,584
Truckee Meadows Water Authority, Revenue Bonds, Series A	A1	5.00%	07/01/36	195		194,436

						6,226,020

New Jersey
City of Trenton, General Obligation Bonds (FSA Insured)	Aa3	4.80%	04/01/14	990		1,042,876
Jersey City Municipal Utilities Authority, Revenue Bonds, Series A (MBIA Insured)	Baa1	4.81%	05/15/14	1,000		1,008,170

						2,051,046

New York
New York City Municipal Water Finance Authority, Revenue Bonds	Aa3	5.75%	06/15/40	300		339,333

North Carolina — 0.1%
North Carolina Turnkpike Authority, Revenue Bonds	Aa2	6.70%	01/01/39	5,300		5,826,078

Rhode Island
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.125%	06/01/32	1,205		1,166,163
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.25%	06/01/42	400		378,892

						1,545,055

Texas
Dallas County Hospital District, General Obligation Bonds	AAA(d)	6.171%	08/15/34	1,600		1,661,616

Washington
Pierce County School District No. 3, General Obligations Bonds	Aa1	5.00%	12/01/23	3,000		3,178,470

Wisconsin
Wisconsin State General, Revenue Bonds	Aa3	5.70%	05/01/26	510		544,308

TOTAL MUNICIPAL BONDS (cost $254,045,862)						271,802,695

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.8%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.50%		01/25/34	$3,784	$3,425,818
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Caa2	2.856%	(c)	09/25/35	5,200	3,772,018
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Aaa	2.527%	(c)	02/25/45	1,168	1,051,427
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	2.926%	(c)	05/25/35	2,015	1,981,189
Banc of America Funding Corp., Series 2006-J, Class 4A1	CCC(d)	5.978%	(c)	01/20/47	2,467	1,762,437
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.50%		09/25/33	225	232,101
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	Aaa	6.50%		10/25/31	75	75,460
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Aaa	2.909%	(c)	07/25/34	2,965	2,817,810
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.676%	(c)	02/25/33	354	353,395
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	3.398%	(c)	02/25/33	164	148,957
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Aaa	2.96%	(c)	04/25/33	95	89,477
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Aa2	3.579%	(c)	01/25/34	20	16,501
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Aa2	3.529%	(c)	01/25/34	400	360,376
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	A2	2.984%	(c)	07/25/34	2,906	2,583,392
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	A1	3.398%	(c)	11/25/34	7,310	6,223,221
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	A1	4.999%	(c)	01/25/35	2,142	2,158,721
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1	Ba2	2.76%	(c)	03/25/35	30,600	28,338,735
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	A1	2.934%	(c)	03/25/35	1,963	1,810,367
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2	Caa1	2.759%	(c)	05/25/35	2,165	1,746,839
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Baa2	2.56%	(c)	08/25/35	38,280	36,141,946
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	Aa1	2.48%	(c)	12/25/33	3,513	3,320,306
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	Caa2	2.759%	(c)	05/25/35	2,989	2,306,399
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	4.539%	(c)	09/25/35	1,594	1,204,523
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Caa2	5.572%	(c)	03/25/36	628	329,236
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	Aa3	0.507%	(c)	02/25/34	3,397	2,537,719
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	B2	5.487%	(c)	01/26/36	5,898	3,720,438
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa1	5.563%	(c)	12/26/46	3,284	2,166,611
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Ba2	3.938%	(c)	08/25/35	7,354	2,864,022
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa1	2.891%	(c)	12/25/35	529	271,565
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Caa1	5.784%	(c)	11/25/35	658	395,347
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	Ca	0.617%	(c)	05/25/36	527	112,040
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	B2	0.527%	(c)	05/25/47	7,476	3,898,039
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	Ca	0.597%	(c)	10/25/46	550	152,660
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	Ba2	0.528%	(c)	02/20/47	5,234	2,611,168

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-10, Class A2	Aaa	5.75%		05/25/33	$91	$90,361
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	Baa3	3.506%	(c)	11/25/34	4,901	4,179,047
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	A3	3.205%	(c)	02/20/35	8,480	7,787,259
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Caa2	5.117%	(c)	10/20/35	696	527,369
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Caa2	5.25%	(c)	02/20/36	847	616,622
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	B2	0.687%	(c)	03/25/36	823	234,000
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	Caa2	0.697%	(c)	02/25/36	464	116,665
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Caa3	5.663%	(c)	05/20/36	1,411	821,004
CS First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A	Aaa	0.837%	(c)	03/25/32	59	49,235
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2006-AB3, Class A5B	Caa1	6.30%		07/25/36	843	440,451
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	Caa3	0.668%	(c)	07/19/45	528	144,376
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.50%		12/25/42	770	853,375
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.00%		02/25/44	219	250,798
Fannie Mae, Series 1993-70, Class Z	Aaa	6.90%		05/25/23	58	64,706
Fannie Mae, Series 2001-29, Class Z	Aaa	6.50%		07/25/31	156	169,155
Fannie Mae, Series 2002-56, Class MC	Aaa	5.50%		09/25/17	118	126,523
Fannie Mae, Series 2003-21, Class M	Aaa	5.00%		02/25/17	532	545,660
Fannie Mae, Series 2003-25, Class KP	Aaa	5.00%		04/25/33	5,088	5,564,196
Fannie Mae, Series 2003-33, Class PU	Aaa	4.50%		05/25/33	156	169,347
Fannie Mae, Series 2004-W2, Class 5A	Aaa	7.50%		03/25/44	199	227,125
Fannie Mae, Series 2005-75, Class FL	Aaa	0.797%	(c)	09/25/35	13,439	13,269,898
Fannie Mae, Series 2006-5, Class 3A2	Aaa	2.845%	(c)	05/25/35	413	431,276
Fannie Mae, Series 2006-118, Class A1	Aaa	0.407%	(c)	12/25/36	2,026	2,002,808
Fannie Mae, Series 2007-30, Class AF	Aaa	0.657%	(c)	04/25/37	7,439	7,389,119
Fannie Mae, Series 2007-73, Class A1	Aaa	0.407%	(c)	07/25/37	7,847	7,158,861
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.821%	(c)	07/25/44	1,760	1,788,102
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.621%	(c)	10/25/44	1,170	1,187,643
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	Aaa	1.621%	(c)	02/25/45	289	290,862
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.387%	(c)	12/25/36	8,022	7,972,727
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1	B3	5.357%	(c)	09/25/35	139	100,536
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	AAA(d)	3.936%	(c)	08/25/35	1,569	1,497,391
Freddie Mac, Series 2064, Class ZA	Aaa	6.50%		05/15/28	1,362	1,510,086
Freddie Mac, Series 2145, Class MZ	Aaa	6.50%		04/15/29	4,149	4,505,960
Freddie Mac, Series 2378, Class PE	Aaa	5.50%		11/15/16	224	240,721
Freddie Mac, Series 2662, Class DG	Aaa	5.00%		10/15/22	1,300	1,407,115
Freddie Mac, Series 2694, Class QH	Aaa	4.50%		03/15/32	1,265	1,370,216
Freddie Mac, Series 2721, Class PE	Aaa	5.00%		01/15/23	525	568,416
Freddie Mac, Series 2734, Class PG	Aaa	5.00%		07/15/32	909	985,161
Freddie Mac, Series 2737, Class YD	Aaa	5.00%		08/15/32	600	650,189
Freddie Mac, Series 2764, Class LZ	Aaa	4.50%		03/15/34	11,387	11,317,020
Freddie Mac, Series 3149, Class LF	Aaa	0.65%	(c)	05/15/36	2,986	2,983,755
Freddie Mac, Series 3335, Class BF	Aaa	0.50%	(c)	07/15/19	5,255	5,234,932

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Freddie Mac, Series 3335, Class FT	Aaa	0.50%	(c)	08/15/19	$12,212	$12,163,209
Freddie Mac, Series 3346, Class FA	Aaa	0.58%	(c)	02/15/19	1,333	1,334,201
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	1.00%	(c)	02/16/30	12	12,117
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	Caa2	0.617%	(c)	04/25/36	688	152,577
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B2	0.427%	(c)	10/25/46	2,644	2,395,941
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	B2	0.427%	(c)	01/25/47	2,140	1,999,001
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	B(d)	2.999%	(c)	10/25/33	3,150	2,625,277
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aa2	2.576%	(c)	06/25/34	1,799	1,643,436
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	2.943%	(c)	09/25/35	3,648	3,422,755
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	BB+(d)	5.209%	(c)	11/25/35	5,815	5,458,723
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	Caa1	6.00%		03/25/37	6,824	5,863,385
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Baa1	0.568%	(c)	05/19/35	761	449,774
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Caa3	2.964%	(c)	07/19/35	4,206	3,304,525
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	Ca	0.598%	(c)	09/19/46	668	138,439
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	Aa1	0.438%	(c)	01/19/38	851	848,565
Homebanc Mortgage Trust, Series 2006-2, Class A1	Baa3	0.527%	(c)	12/25/36	741	515,164
Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A	B3	0.427%	(c)	01/25/37	1	712
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	AAA(d)	2.503%	(c)	01/25/32	4	2,909
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A2	AAA(d)	2.463%	(c)	01/25/32	21	15,624
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	Caa2	5.267%	(c)	06/25/35	574	411,167
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Baa3	2.785%	(c)	12/25/34	1,668	1,221,414
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	Caa2	5.099%	(c)	09/25/35	598	434,843
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A	B3	0.437%	(c)	11/25/46	258	257,489
JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1	Aaa	4.793%	(c)	02/25/34	2,271	2,276,369
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	Aaa	5.017%	(c)	02/25/35	1,409	1,409,414
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A2	CCC(d)	5.75%		01/25/36	6,755	5,907,514
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	B3	3.547%	(c)	07/25/35	6,346	6,295,012
Lehman XS Trust, Series 2006-14N, Class 1A2	Ca	0.587%	(c)	09/25/46	718	132,649
Lehman XS Trust, Series 2006-16N, Class A4B	Ca	0.587%	(c)	11/25/46	728	169,886
Lehman XS Trust, Series 2006-GP2, Class 3A2	Ca	0.577%	(c)	06/25/46	534	56,797
Master Asset Backed Securities Trust, Series 2007-HE1, Class A1	Baa2	0.427%	(c)	05/25/37	1,487	1,419,661
Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.50%		09/25/33	1,374	1,414,335
Mastr Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A	Ba3	8.00%		07/25/35	1,114	994,487
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	Caa3	0.647%	(c)	03/25/37	861	357,542
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 2A1	CCC(d)	5.604%	(c)	04/25/37	1,476	1,076,212
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	Aaa	2.469%	(c)	05/25/33	3,330	2,909,582
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	B2	0.557%	(c)	02/25/36	3,759	2,855,715

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Aaa	2.241%	(c)	12/25/34	$466	$439,484
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.249%	(c)	10/25/35	604	503,295
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	Aaa	0.597%	(c)	11/25/35	3,066	2,646,336
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	B3	5.726%		10/25/36	579	339,548
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Caa3	0.707%	(c)	04/25/37	1,542	664,246
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5	Caa2	4.976%		05/25/35	7,148	4,549,010
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	Aa3	6.138%		03/25/47	700	576,734
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	Aa3	5.82%		03/25/47	696	582,636
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	Ba1	0.607%	(c)	07/25/35	467	404,821
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA(d)	0.747%	(c)	02/25/34	552	500,658
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA(d)	0.747%	(c)	02/25/19	79	75,146
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	Caa2	0.577%	(c)	05/25/37	1,038	255,414
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	AAA(d)	6.50%		03/25/32	158	161,788
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	Caa3	5.066%	(c)	09/25/35	5,978	4,282,286
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.95%		08/01/17	33	37,068
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Baa3	2.711%	(c)	01/25/35	6,186	4,907,413
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Caa2	4.541%	(c)	08/25/35	1,060	843,467
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	CCC(d)	5.95%	(c)	02/25/36	582	432,713
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	B2	0.607%	(c)	05/25/46	537	155,959
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	Caa3	0.607%	(c)	05/25/46	709	136,190
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	Caa1	0.467%	(c)	08/25/36	4,364	2,202,145
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A1	Aa1	0.447%	(c)	09/25/47	3,440	3,410,220
Structured Asset Securities Corp., Series 2002-1A, Class 4A	AAA(d)	2.92%	(c)	02/25/32	59	55,674
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	A2	2.571%	(c)	01/25/34	712	605,824
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A	B-(d)	2.942%	(c)	10/25/35	2,154	1,693,939
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	Aaa	1.027%	(c)	04/25/43	247	228,100
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	B1	0.467%	(c)	10/25/46	7,539	7,355,382
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1	B2	0.457%	(c)	11/25/46	2,708	2,606,411
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Caa1	1.391%	(c)	05/25/46	3,295	1,701,181
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Aaa	3.109%	(c)	02/27/34	730	715,772
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	Baa2	1.621%	(c)	11/25/42	380	327,320
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Aaa	3.267%	(c)	02/25/33	25	22,684
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Aaa	2.885%	(c)	09/25/33	405	404,884
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1	Aaa	0.887%	(c)	12/25/27	6,705	6,029,869

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	A1	0.865%	(c)	11/25/34	$1,294	$839,553
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A	Aaa	6.00%		06/25/34	340	358,800
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Aa2	0.637%	(c)	10/25/45	2,984	2,319,599
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	Baa3	0.757%	(c)	11/25/45	700	386,276
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	Baa3	0.757%	(c)	12/25/45	700	373,297
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	CCC(d)	5.871%	(c)	09/25/36	845	660,385
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	CCC(d)	5.517%	(c)	12/25/36	237	173,293
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	Caa1	1.241%	(c)	12/25/46	1,502	885,554
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa1	1.231%	(c)	12/25/46	2,081	1,329,124
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Ba3	3.359%	(c)	12/25/46	509	306,916
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	CCC(d)	5.197%	(c)	01/25/37	1,056	768,744
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	CCC(d)	5.416%	(c)	04/25/37	3,128	2,366,523
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A	AAA(d)	6.50%		08/25/34	2,016	2,068,960
Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 1A12	AAA(d)	5.25%		01/25/34	45,261	42,531,584
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1	Aaa	4.988%	(c)	12/25/34	3,940	3,995,071
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aa3	4.886%	(c)	01/25/35	5,324	5,175,199
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1	B2	4.807%	(c)	03/25/36	3,595	3,185,830

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $449,217,332)						407,345,075

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
Federal Home Loan Bank, Bonds		0.875%		08/22/12	6,800	6,806,698
Federal Home Loan Mortgage Corp., Notes		1.125%		06/01/11-07/27/12	79,800	80,339,352
Federal National Mortgage Assoc., Notes		1.125%		07/30/12	17,900	18,018,552
Federal National Mortgage Assoc., Notes(k)		1.75%		05/07/13	46,500	47,349,462
Federal National Mortgage Assoc., Notes		5.953%		06/21/27	34,200	35,853,946
Residual Funding, Bonds, PO		0.434%	(s)	10/15/19	7,600	5,474,789
Small Business Administration Participation Certificates, Series 2003-20I, Class 1		5.13%		09/01/23	884	947,576
Small Business Administration Participation Certificates, Series 2004-20F, Class 1		5.52%		06/01/24	6,108	6,570,878
Small Business Administration Participation Certificates, Series 2007-20K, Class 1		5.51%		11/01/27	17,862	19,648,634
Small Business Administration Participation Certificates, Series 2009-20E, Class 1		4.43%		05/01/29	20,604	21,883,016
Small Business Administration, Gov’t. Gtd. Notes		4.875%		09/10/13	5,215	5,464,037
Small Business Administration, Gov’t. Gtd. Notes		6.344%		08/01/11	357	371,260
Small Business Administration, Gov’t. Gtd. Notes		7.449%		08/01/10	101	101,406

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $240,072,428)						248,829,606

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 11.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal Home Loan Mortgage Corp.	4.792%	(c)	11/01/35	$1,645	$1,745,418
Federal Home Loan Mortgage Corp.	5.50%		12/01/34-01/01/38	12,076	12,992,241
Federal Home Loan Mortgage Corp.	5.50%		TBA	114,000	121,962,216
Federal Home Loan Mortgage Corp.	6.00%		02/01/16-02/01/34	2,699	2,962,553
Federal Home Loan Mortgage Corp.	6.00%		TBA	156,000	169,308,672
Federal National Mortgage Assoc.	1.621%	(c)	06/01/43	2,481	2,497,345
Federal National Mortgage Assoc.	2.575%	(c)	01/01/24	1	1,343
Federal National Mortgage Assoc.	3.093%	(c)	08/01/35	3,569	3,645,653
Federal National Mortgage Assoc.	3.58%	(c)	08/01/29	103	106,511
Federal National Mortgage Assoc.	3.607%	(c)	06/01/35	885	928,015
Federal National Mortgage Assoc.	3.843%	(c)	05/01/36	6,296	6,375,198
Federal National Mortgage Assoc.	4.00%		TBA	38,000	38,480,928
Federal National Mortgage Assoc.	4.096%	(c)	05/01/36	54	54,754
Federal National Mortgage Assoc.	4.21%	(c)	11/01/35	1,981	2,040,652
Federal National Mortgage Assoc.	4.50%		TBA	45,000	46,638,270
Federal National Mortgage Assoc.	4.50%		TBA	45,000	46,469,520
Federal National Mortgage Assoc.	4.50%		TBA	52,000	53,519,388
Federal National Mortgage Assoc.	4.541%	(c)	01/01/28	86	88,304
Federal National Mortgage Assoc.	4.548%	(c)	07/01/37	596	616,557
Federal National Mortgage Assoc.	4.68%	(c)	12/01/36	1,274	1,331,303
Federal National Mortgage Assoc.	5.379%	(c)	01/01/36	1,400	1,498,764
Federal National Mortgage Assoc.	5.50%		01/01/24-08/01/38	94,129	101,277,892
Federal National Mortgage Assoc.	5.50%		TBA	19,000	20,469,536
Federal National Mortgage Assoc.	5.50%		TBA	7,000	7,514,066
Federal National Mortgage Assoc.	5.50%		TBA	7,000	7,490,000
Federal National Mortgage Assoc.	6.00%		02/01/17-09/01/39	235,736	256,206,503
Federal National Mortgage Assoc.	6.00%		TBA	22,000	23,797,818
Federal National Mortgage Assoc.	6.50%		09/01/16	265	288,329
Federal National Mortgage Assoc.	6.50%		TBA	5,000	5,475,780
Government National Mortgage Assoc.	2.75%	(c)	01/20/32-02/20/32	1,402	1,431,925
Government National Mortgage Assoc.	3.125%	(c)	10/20/23-11/20/29	1,443	1,478,908
Government National Mortgage Assoc.	3.375%	(c)	03/20/17-02/20/27	1,068	1,094,298
Government National Mortgage Assoc.	3.625%	(c)	08/20/23-07/20/30	984	1,009,843
Government National Mortgage Assoc.	4.375%	(c)	06/20/22-05/20/30	269	277,464
Government National Mortgage Assoc.	6.00%		10/15/31-05/15/37	4,871	5,325,276
Government National Mortgage Assoc.	6.00%		TBA	3,000	3,269,064
Government National Mortgage Assoc.	7.00%		02/15/24	8	9,160

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $927,969,932)					949,679,467

U.S. TREASURY OBLIGATIONS — 34.9%
U.S. Treasury Bonds	3.50%		02/15/39	2,100	1,950,703
U.S. Treasury Bonds(k)	4.25%		05/15/39	26,100	27,596,678
U.S. Treasury Bonds	4.375%		02/15/38-05/15/40	80,200	86,704,040
U.S. Treasury Bonds	4.50%		05/15/38	24,400	26,912,444
U.S. Treasury Bonds	4.75%		02/15/37	2,300	2,640,688
U.S. Treasury Bonds	5.375%		02/15/31	300	369,141
U.S. Treasury Bonds	8.75%		05/15/20	10,500	15,692,575
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.00%		01/15/26	1,300	1,509,832
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/25	14,650	18,794,514
U.S. Treasury Notes	0.625%		06/30/12	337,000	337,026,960
U.S. Treasury Notes	0.75%		05/31/12	447,500	448,793,275
U.S. Treasury Notes	1.125%		06/15/13	143,900	144,472,722
U.S. Treasury Notes	1.375%		03/15/13-05/15/13	124,400	125,937,028
U.S. Treasury Notes	1.875%		06/30/15	123,800	124,273,906
U.S. Treasury Notes	2.125%		05/31/15	87,900	89,411,001
U.S. Treasury Notes	2.25%		01/31/15	400	409,969
U.S. Treasury Notes	2.375%		02/28/15	3,500	3,607,205

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes	2.50%	04/30/15-06/30/17	$470,500	$476,729,251
U.S. Treasury Notes	2.75%	05/31/17	185,700	189,617,156
U.S. Treasury Notes	3.125%	04/30/17	167,100	174,671,635
U.S. Treasury Notes	3.25%	03/31/17	78,500	82,719,375
U.S. Treasury Notes	3.375%	11/15/19	8,200	8,492,765
U.S. Treasury Notes	3.50%	05/15/20	351,900	368,284,464
U.S. Treasury Notes(k)	3.625%	02/15/20	132,700	140,205,777
U.S. Treasury Notes	4.625%	02/15/40	63,600	71,490,343

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,918,576,311)				2,968,313,447

			Shares
COMMON STOCK
Financial Services
Citigroup, Inc. (cost $3)*			1	4

PREFERRED STOCKS — 0.1%
Automobile Manufacturers
General Motors Corp. (Class B Stock) 5.25%, CVT*			68,000	462,570

Insurance — 0.1%
American International Group, Inc., 8.50%, CVT			1,100,606	10,565,818

TOTAL PREFERRED STOCKS (cost $38,001,782)				11,028,388

TOTAL LONG-TERM INVESTMENTS (cost $7,376,869,797)				7,416,858,752

			Principal Amount (000)#
SHORT-TERM INVESTMENTS — 23.8%
REPURCHASE AGREEMENTS(m) — 12.2%
Deutsche Bank Securities, Inc., 0.16%, dated 06/10/10, due 07/12/10 in the amount of $59,008,391			$59,000	59,000,000
Morgan Stanley & Co., 0.01%, dated 06/30/10, due 07/01/10 in the amount of $371,000,103			371,000	371,000,000
Morgan Stanley & Co., 0.01%, dated 06/30/10, due 07/01/10 in the amount of $609,900,169			609,900	609,900,000

TOTAL REPURCHASE AGREEMENTS (cost $1,039,900,000)				1,039,900,000

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 9.6%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal Home Loan Mortgage Corp.	0.20%	07/08/10-09/07/10	$275,800	$275,769,409
Federal Home Loan Mortgage Corp.	0.25%	10/13/10-10/20/10	216,000	215,904,384
Federal National Mortgage Assoc.	0.23%	09/08/10-10/25/10	145,800	145,758,845
Federal National Mortgage Assoc.	0.235%	09/20/10	65,510	65,495,260
Federal National Mortgage Assoc.	0.24%	11/08/10	111,000	110,919,858

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $813,667,307)				813,847,756

U.S. TREASURY OBLIGATIONS(n) — 1.7%
U.S. Treasury Bills	0.055%	07/08/10	633	632,993
U.S. Treasury Bills(k)	0.08%	08/05/10	51,123	51,119,024
U.S. Treasury Bills	0.09%	07/01/10	35,049	35,049,000
U.S. Treasury Bills	0.095%	07/01/10	45,000	45,000,000
U.S. Treasury Bills	0.105%	07/08/10	7,200	7,199,853
U.S. Treasury Bills	0.183%	07/08/10	487	486,989
U.S. Treasury Bills(k)(l)	0.215%	08/26/10	10,069	10,067,280

TOTAL U.S. TREASURY OBLIGATIONS (cost $149,553,485)				149,555,139

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.3%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $22,867,808) (Note 4)(w)			22,867,808	22,867,808

TOTAL SHORT-TERM INVESTMENTS (cost $2,025,988,600)				2,026,170,703

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 110.9% (cost $9,402,858,397)				9,443,029,455

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — (0.3)%
Call Options — (0.3)%
10 Year U.S. Treasury Note Futures,
expiring 08/27/10, Strike Price $120.00		$49,400	(1,497,438)
expiring 08/27/10, Strike Price $122.00		12,300	(203,719)
Dow Jones CDX 0.80 IG14 5Y
expiring 07/21/10, Strike Price $0.80		4,900	(145)
Interest Rate Swap Options,
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	282,400	(6,523,375)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Citigroup Global Markets	64,100	(1,480,695)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	26,600	(614,454)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	38,500	(889,341)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	97,900	(3,896,913)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	11,800	(469,700)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Morgan Stanley	77,600	(3,088,871)

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#	Value (Note 2)
Call Options (continued)
Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	$45,900	$(1,827,051)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Credit Suisse First Boston Corp.	79,300	(2,026,582)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	28,400	(725,787)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 01/24/11	Citigroup Global Markets	113,100	(3,187,676)
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 01/24/11	Deutsche Bank	70,100	(1,975,739)

			(28,407,486)

Put Options
10 Year U.S. Treasury Note Futures,
expiring 08/27/10, Strike Price $114.00		62,300	(29,203)
expiring 08/27/10, Strike Price $117.00		12,300	(15,375)
Currency Option USD vs JPY,
expiring 07/21/10, @ FX Rate 90.00	Bank of America	38,500	(828,870)
expiring 07/21/10, @ FX Rate 90.00	Morgan Stanley	32,300	(695,390)
Dow Jones CDX 1.60 IG14 5Y expiring 07/21/10, Strike Price $1.60		4,900	(4,144)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/10/20, Strike Price $215.95	Deutsche Bank	6,000	(58,722)
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets	16,800	(188,139)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets	40,100	(455,159)
Interest Rate Swap Options,
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	216,000	(7,577)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Citigroup Global Markets	64,100	(2,249)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	11,800	(414)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Morgan Stanley	77,600	(2,722)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	45,900	(1,610)
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	164,300	(1,653)
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	26,600	(268)
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	38,500	(387)
Receive a fixed rate of 5.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	13,000	(1)
Receive a fixed rate of 5.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	11,000	(1)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	59,000	(6)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Royal Bank of Scotland	11,000	(1)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Credit Suisse First Boston Corp.	79,300	(9,149)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	28,400	(3,276)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, expiring 12/01/10	Deutsche Bank	185,500	(64,727)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, expiring 12/01/10	Royal Bank of Scotland	298,100	(104,016)

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#	Value (Note 2)
Put Options (continued)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 01/24/11	Citigroup Global Markets	$113,100	$(101,417)
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 01/24/11	Deutsche Bank	70,100	(62,859)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	41,600	(175,989)

			(2,813,324)

TOTAL OPTIONS WRITTEN (premiums received $16,868,990)			(31,220,810)

	Interest Rate	Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT — (0.1)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
Federal National Mortgage Assoc. (proceeds received $7,607,812)	6.00%	TBA	7,000	(7,591,717)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT(o) — 110.5% (cost $9,378,381,595)				9,404,216,928
Other liabilities in excess of other assets(x) — (10.5)%				(895,444,459)

NET ASSETS — 100.0%				$8,508,772,469

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation
FSA	Financial Security Assurance
FSB	Federal Savings Bank
MBIA	Municipal Bond Investors Assurance Company
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PO	Principal Only Securities
TIPS	Treasury Inflation Protected Securities
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(e)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $1,750,000 and $1,750,000, respectively.

(g)	Indicates a security or securities that have been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(l)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(m)	Repurchase agreement is collateralized by United States Treasuries.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of June 30, 2010, 3 securities representing $267,008 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2010.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation(1)
Long Positions:
71	90 Day Euro Dollar	Mar 11	$17,416,300	$17,600,900	$184,600
2,973	90 Day Euro Dollar	Sep 10	737,846,188	738,381,713	535,525
2,516	90 Day Euro Dollar	Dec 10	621,474,812	624,156,700	2,681,888
1,813	5 Year U.S. Treasury Notes	Sep 10	211,861,844	214,571,384	2,709,540
4,585	2 Year U.S. Treasury Notes	Sep 10	998,999,766	1,003,326,958	4,327,192
7,675	10 Year U.S. Treasury Notes	Sep 10	922,592,172	940,547,266	17,955,094

					$28,393,839

(1)	Cash of $29,000 and U.S. Treasury securities with an aggregate market value of $31,066,142 has been segregated to cover requirements for open futures contracts at June 30, 2010.

Forward foreign currency exchange contracts outstanding at June 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/30/10	JPMorgan Chase	AUD	10,597	$9,198,196	$8,887,416	$(310,780)
Brazilian Real,
Expiring 08/03/10	Goldman Sachs & Co.	BRL	48,335	26,545,031	26,582,012	36,981
Chinese Yuan,
Expiring 08/25/10	Hong Kong & Shanghai Bank	CNY	6,670	1,000,000	984,068	(15,932)
Expiring 08/25/10	Hong Kong & Shanghai Bank	CNY	6,638	996,000	979,397	(16,603)
Expiring 08/25/10	Hong Kong & Shanghai Bank	CNY	5,035	740,750	742,828	2,078
Expiring 08/25/10	Hong Kong & Shanghai Bank	CNY	5,033	740,750	742,609	1,859
Expiring 08/25/10	JPMorgan Chase	CNY	55,106	8,182,000	8,130,110	(51,890)
Expiring 08/25/10	JPMorgan Chase	CNY	7,995	1,176,000	1,179,559	3,559
Expiring 08/25/10	JPMorgan Chase	CNY	6,669	1,000,000	983,847	(16,153)
Expiring 08/25/10	JPMorgan Chase	CNY	5,034	740,750	742,719	1,969
Expiring 08/25/10	JPMorgan Chase	CNY	5,034	740,750	742,719	1,969
Expiring 08/25/10	JPMorgan Chase	CNY	1,576	232,000	232,582	582
Expiring 08/25/10	Morgan Stanley	CNY	15,773	2,323,000	2,327,118	4,118
Expiring 08/25/10	Morgan Stanley	CNY	6,665	1,000,000	983,330	(16,670)
Expiring 08/25/10	Morgan Stanley	CNY	3,358	494,000	495,386	1,386
Expiring 11/17/10	Bank of America	CNY	7,794	1,175,000	1,153,465	(21,535)
Expiring 11/17/10	Deutsche Bank	CNY	7,654	1,154,000	1,132,765	(21,235)

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (cont’d.),
Expiring 11/17/10	Deutsche Bank	CNY	6,353	$960,000	$940,204	$(19,796)
Expiring 11/17/10	Deutsche Bank	CNY	4,141	625,697	612,795	(12,902)
Expiring 11/17/10	Deutsche Bank	CNY	1,958	295,000	289,790	(5,210)
Expiring 11/17/10	Morgan Stanley	CNY	3,958	598,000	585,668	(12,332)
Expiring 11/17/10	Morgan Stanley	CNY	3,956	598,000	585,491	(12,509)
Expiring 11/23/10	Barclays Capital Group	CNY	2,824	426,000	418,047	(7,953)
Expiring 11/23/10	Barclays Capital Group	CNY	1,978	298,000	292,855	(5,145)
Expiring 04/07/11	Barclays Capital Group	CNY	41,095	6,204,000	6,124,234	(79,766)
Expiring 04/07/11	Barclays Capital Group	CNY	39,955	6,030,000	5,954,269	(75,731)
Expiring 04/07/11	Barclays Capital Group	CNY	31,366	4,738,000	4,674,258	(63,742)
Expiring 04/07/11	Barclays Capital Group	CNY	31,366	4,738,000	4,674,258	(63,742)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	44,764	6,762,000	6,671,029	(90,971)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	44,764	6,762,000	6,671,029	(90,971)
Expiring 04/07/11	Morgan Stanley	CNY	5,552	838,000	827,351	(10,649)
Euro,
Expiring 07/26/10	Barclays Capital Group	EUR	894	1,097,546	1,093,362	(4,184)
Expiring 07/26/10	Citigroup Global Markets	EUR	8,886	11,187,119	10,867,582	(319,537)
Expiring 07/26/10	Morgan Stanley	EUR	840	1,007,958	1,027,320	19,362
Expiring 07/26/10	Royal Bank of Scotland	EUR	1,183	1,453,579	1,446,810	(6,769)
Expiring 07/26/10	Royal Bank of Scotland	EUR	608	740,358	743,584	3,226
Expiring 08/24/10	Citigroup Global Markets	EUR	22,981	28,370,964	28,110,455	(260,509)
Indonesian Rupiah,
Expiring 10/07/10	Bank of America	IDR	28,957,425	2,850,000	3,141,673	291,673
Expiring 10/07/10	Bank of America	IDR	23,901,983	2,380,000	2,593,194	213,194
Expiring 10/07/10	Royal Bank of Scotland	IDR	8,237,700	810,000	893,731	83,731
Expiring 10/07/10	UBS Securities	IDR	13,807,287	1,390,000	1,497,991	107,991
Expiring 11/24/10	Barclays Capital Group	IDR	4,104,660	420,000	441,951	21,951
Expiring 11/24/10	Citigroup Global Markets	IDR	4,086,600	420,000	440,006	20,006
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	3,189,840	331,929	343,451	11,522
Expiring 11/24/10	Hong Kong & Shanghai Bank	IDR	2,494,700	260,000	268,605	8,605
Malaysian Ringgit,
Expiring 10/12/10	Barclays Capital Group	MYR	2,718	790,000	835,304	45,304
Expiring 10/12/10	Barclays Capital Group	MYR	2,016	590,000	619,772	29,772
Expiring 10/12/10	Barclays Capital Group	MYR	2,009	590,000	617,506	27,506
Expiring 10/12/10	Barclays Capital Group	MYR	1,991	590,000	612,029	22,029
Expiring 10/12/10	Barclays Capital Group	MYR	1,401	425,393	430,541	5,148
Expiring 10/12/10	Barclays Capital Group	MYR	1,374	400,000	422,287	22,287
Expiring 10/12/10	Barclays Capital Group	MYR	1,233	365,930	378,985	13,055
Expiring 10/12/10	Citigroup Global Markets	MYR	7,084	2,068,966	2,177,439	108,473
Expiring 10/12/10	Citigroup Global Markets	MYR	2,455	736,463	754,589	18,126
Expiring 10/12/10	Citigroup Global Markets	MYR	2,455	745,634	754,589	8,955
Expiring 10/12/10	Citigroup Global Markets	MYR	1,401	425,522	430,541	5,019
Expiring 10/12/10	Citigroup Global Markets	MYR	1,264	375,186	388,514	13,328
Expiring 10/12/10	Deutsche Bank	MYR	5,861	1,803,385	1,801,485	(1,900)
Mexican Peso,
Expiring 09/24/10	Deutsche Bank	MXN	513	38,982	39,297	315
Expiring 09/24/10	Deutsche Bank	MXN	510	39,888	39,067	(821)
Expiring 09/24/10	Deutsche Bank	MXN	490	39,013	37,535	(1,478)
Expiring 09/24/10	Deutsche Bank	MXN	418	32,973	31,981	(992)
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	7,540	608,531	577,573	(30,958)
Expiring 09/24/10	Morgan Stanley	MXN	7,689	620,000	588,982	(31,018)
Expiring 09/24/10	UBS Securities	MXN	43,558	3,371,611	3,336,586	(35,025)
New Taiwanese Dollar,
Expiring 10/12/10	Bank of America	TWD	18,942	603,825	593,905	(9,920)
Expiring 10/12/10	Bank of America	TWD	1,380	44,398	43,265	(1,133)
Expiring 10/12/10	Barclays Capital Group	TWD	34,968	1,130,000	1,096,377	(33,623)
Expiring 10/12/10	Barclays Capital Group	TWD	6,848	218,961	214,711	(4,250)
Expiring 10/12/10	Deutsche Bank	TWD	29,657	957,000	929,875	(27,125)

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
New Taiwanese Dollar (continued),
Expiring 01/14/11	Deutsche Bank	TWD	10,204	$329,853	$322,266	$(7,587)
Expiring 01/14/11	Deutsche Bank	TWD	3,107	98,713	98,142	(571)
Expiring 01/14/11	JPMorgan Chase	TWD	8,150	258,075	257,396	(679)
Expiring 01/14/11	Morgan Stanley	TWD	12,546	399,236	396,232	(3,004)
Expiring 01/14/11	UBS Securities	TWD	6,794	214,356	214,571	215
Philippine Peso,
Expiring 11/15/10	Barclays Capital Group	PHP	5,700	122,660	121,255	(1,405)
Expiring 11/15/10	Citigroup Global Markets	PHP	7,187	155,834	152,889	(2,945)
Expiring 11/15/10	Citigroup Global Markets	PHP	5,632	120,858	119,808	(1,050)
Expiring 11/15/10	Citigroup Global Markets	PHP	5,581	120,644	118,723	(1,921)
Expiring 11/15/10	Deutsche Bank	PHP	5,450	117,154	115,936	(1,218)
Singapore Dollar,
Expiring 09/16/10	Barclays Capital Group	SGD	1,084	774,118	775,153	1,035
Expiring 09/16/10	Citigroup Global Markets	SGD	806	572,569	576,200	3,631
Expiring 09/16/10	Goldman Sachs & Co.	SGD	694	493,210	496,162	2,952
South Korean Won,
Expiring 07/28/10	Barclays Capital Group	KRW	390,000	329,114	318,842	(10,272)
Expiring 07/28/10	Deutsche Bank	KRW	387,232	324,505	316,579	(7,926)
Expiring 07/28/10	Deutsche Bank	KRW	386,775	327,831	316,205	(11,626)
Expiring 07/28/10	JPMorgan Chase	KRW	3,121,168	2,537,948	2,551,687	13,739
Expiring 07/28/10	Morgan Stanley	KRW	643,009	543,702	525,687	(18,015)
Expiring 08/27/10	Barclays Capital Group	KRW	11,373,551	9,543,972	9,288,841	(255,131)
Expiring 08/27/10	Morgan Stanley	KRW	1,539,115	1,307,326	1,257,003	(50,323)
Expiring 11/12/10	Bank of America	KRW	378,367	324,013	308,659	(15,354)
Expiring 11/12/10	Barclays Capital Group	KRW	692,153	591,180	564,636	(26,544)
Expiring 11/12/10	Barclays Capital Group	KRW	353,460	300,000	288,341	(11,659)
Expiring 11/12/10	Barclays Capital Group	KRW	352,920	300,000	287,901	(12,099)
Expiring 11/12/10	Citigroup Global Markets	KRW	771,705	660,000	629,532	(30,468)
Expiring 11/12/10	Citigroup Global Markets	KRW	762,102	660,000	621,698	(38,302)
Expiring 11/12/10	Citigroup Global Markets	KRW	747,264	640,000	609,593	(30,407)
Expiring 11/12/10	Citigroup Global Markets	KRW	743,616	640,000	606,617	(33,383)
Expiring 11/12/10	Citigroup Global Markets	KRW	373,696	320,000	304,849	(15,151)
Expiring 11/12/10	Citigroup Global Markets	KRW	370,880	320,000	302,552	(17,448)
Expiring 11/12/10	Deutsche Bank	KRW	732,438	630,000	597,499	(32,501)
Expiring 11/12/10	Goldman Sachs & Co.	KRW	375,360	320,000	306,206	(13,794)
Expiring 11/12/10	JPMorgan Chase	KRW	2,089,718	1,848,000	1,704,724	(143,276)
Expiring 11/12/10	JPMorgan Chase	KRW	1,409,273	1,230,000	1,149,638	(80,362)
Expiring 11/12/10	JPMorgan Chase	KRW	959,038	811,575	782,352	(29,223)
Expiring 11/12/10	JPMorgan Chase	KRW	783,800	670,000	639,398	(30,602)
Expiring 11/12/10	JPMorgan Chase	KRW	680,100	600,000	554,803	(45,197)
Expiring 11/12/10	Morgan Stanley	KRW	1,438,875	1,250,000	1,173,787	(76,213)
Expiring 11/12/10	Morgan Stanley	KRW	270,022	239,000	220,275	(18,725)

				$198,687,484	$196,998,295	$(1,689,189)

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 09/23/10	Royal Bank of Scotland	GBP	34,961	$51,722,704	$52,233,025	$(510,321)
Canadian Dollar,
Expiring 07/07/10	UBS Securities	CAD	33,754	33,559,890	31,705,939	1,853,951
Euro,
Expiring 07/26/10	Citigroup Global Markets	EUR	24,703	30,323,429	30,211,780	111,649
Expiring 07/26/10	Citigroup Global Markets	EUR	5,693	7,001,941	6,962,541	39,400
Expiring 07/26/10	Credit Suisse First Boston Corp.	EUR	114,591	153,567,406	140,144,842	13,422,564
Expiring 07/26/10	Royal Bank of Scotland	EUR	4,732	5,864,955	5,787,238	77,717
Expiring 07/26/10	Royal Bank of Scotland	EUR	1,004	1,233,996	1,227,892	6,104
Japanese Yen,
Expiring 07/14/10	Royal Bank of Canada	JPY	4,422,612	48,354,639	50,032,389	(1,677,750)
Singapore Dollar,
Expiring 09/16/10	Deutsche Bank	SGD	2,584	1,848,267	1,847,515	752
South Korean Won,
Expiring 07/28/10	Hong Kong & Shanghai Bank	KRW	1,692,978	1,370,000	1,384,081	(14,081)
Expiring 07/28/10	Hong Kong & Shanghai Bank	KRW	583,975	470,000	477,424	(7,424)
Expiring 07/28/10	Hong Kong & Shanghai Bank	KRW	556,088	450,000	454,625	(4,625)
Expiring 07/28/10	Morgan Stanley	KRW	1,696,745	1,370,000	1,387,161	(17,161)
Expiring 07/28/10	Morgan Stanley	KRW	398,400	320,000	325,709	(5,709)
Expiring 08/27/10	Barclays Capital Group	KRW	177,913	144,492	145,303	(811)
Expiring 08/27/10	JPMorgan Chase	KRW	3,121,168	2,535,680	2,549,075	(13,395)
Expiring 11/12/10	Citigroup Global Markets	KRW	10,168,800	8,224,922	8,295,373	(70,451)
Expiring 11/12/10	JPMorgan Chase	KRW	4,115,986	3,329,278	3,357,686	(28,408)

				$351,691,599	$338,529,598	$13,162,001

Interest rate swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	06/19/17	$8,800	4.00%	3 month LIBOR	$832,803	$336,701	$496,102
Citigroup, Inc.(1)	06/19/17	7,000	4.00%	3 month LIBOR	662,456	289,971	372,485
Deutsche Bank AG(1)	12/15/20	11,600	4.00%	3 month LIBOR	811,961	536,233	275,728
Deutsche Bank AG(1)	12/15/17	14,500	4.00%	3 month LIBOR	1,117,190	717,172	400,018
Morgan Stanley Capital Services, Inc.(1)	12/15/12	321,000	2.00%	3 month LIBOR	4,663,049	3,627,836	1,035,213
Morgan Stanley Capital Services, Inc.(1)	06/19/17	144,600	4.00%	3 month LIBOR	13,684,460	8,000,077	5,684,383
Morgan Stanley Capital Services, Inc.(1)	06/16/15	3,800	4.00%	3 month LIBOR	359,145	199,576	159,569
Morgan Stanley Capital Services, Inc.(1)	12/15/20	21,700	4.00%	3 month LIBOR	1,518,927	962,096	556,831
Royal Bank of Scotland PLC(1)	12/15/12	383,900	2.00%	3 month LIBOR	5,575,038	4,307,375	1,267,663
Royal Bank of Scotland PLC(1)	06/16/15	7,900	4.00%	3 month LIBOR	746,642	504,696	241,946

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland PLC(1)	06/19/17		$122,800	4.00%	3 month LIBOR	$11,621,381	$6,985,286	$4,636,095
Royal Bank of Scotland PLC(1)	12/15/20		45,800	4.00%	3 month LIBOR	3,205,844	2,702,598	503,246
Royal Bank of Scotland PLC(1)	12/15/17		31,500	4.00%	3 month LIBOR	2,426,999	1,600,525	826,474
Deutsche Bank AG(1)	06/15/11	AUD	106,200	4.50%	3 month Australian Bank Bill rate	(272,132)	(271,694)	(438)
UBS AG(1)	09/15/12	AUD	53,300	6.00%	6 month Australian Bank Bill rate	888,998	—	888,998
Barclays Bank PLC(1)	01/02/12	BRL	8,000	10.84%	Brazilian interbank lending rate	10,806	11,853	(1,047)
Barclays Bank PLC(1)	01/02/12	BRL	2,400	10.60%	Brazilian interbank lending rate	(3,733)	—	(3,733)
Barclays Bank PLC(1)	01/02/13	BRL	125,800	11.91%	Brazilian interbank lending rate	97,848	104,699	(6,851)
Credit Suisse International(1)	01/02/13	BRL	309,200	12.48%	Brazilian interbank lending rate	1,288,557	244,222	1,044,335
Credit Suisse International(1)	01/02/12	BRL	2,300	11.76%	Brazilian interbank lending rate	9,314	11,083	(1,769)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,200	14.77%	Brazilian interbank lending rate	58,045	4,349	53,696
HSBC Bank USA, N.A.(1)	01/02/13	BRL	40,600	11.88%	Brazilian interbank lending rate	1,034	(29,998)	31,032
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,200	10.61%	Brazilian interbank lending rate	(3,161)	—	(3,161)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	20,500	11.14%	Brazilian interbank lending rate	97,178	82,017	15,161
HSBC Bank USA, N.A.(1)	01/02/12	BRL	24,400	11.36%	Brazilian interbank lending rate	88,424	93,625	(5,201)
HSBC Bank USA, N.A.(1)	01/02/13	BRL	35,600	12.30%	Brazilian interbank lending rate	222,037	114,208	107,829
HSBC Bank USA, N.A.(1)	01/02/14	BRL	93,700	12.54%	Brazilian interbank lending rate	837,650	111,710	725,940
HSBC Bank USA, N.A.(1)	01/02/13	BRL	235,700	11.89%	Brazilian interbank lending rate	317,944	112,215	205,729
Merrill Lynch & Co.(1)	01/02/12	BRL	20,800	11.98%	Brazilian interbank lending rate	285,042	—	285,042
Merrill Lynch & Co.(1)	01/02/12	BRL	26,900	12.54%	Brazilian interbank lending rate	589,474	(72,824)	662,298
Merrill Lynch & Co.(1)	01/02/12	BRL	4,200	14.77%	Brazilian interbank lending rate	203,157	9,410	193,747
Morgan Stanley Capital Services, Inc.(1)	01/02/14	BRL	60,900	12.51%	Brazilian interbank lending rate	521,397	45,120	476,277
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	13,600	11.98%	Brazilian interbank lending rate	29,356	20,714	8,642
Morgan Stanley Capital Services, Inc.(1)	01/02/13	BRL	35,900	12.59%	Brazilian interbank lending rate	189,343	136,898	52,445
Royal Bank of Scotland PLC(1)	01/02/13	BRL	125,000	12.61%	Brazilian interbank lending rate	767,077	(6,080)	773,157

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS AG(1)	01/02/12	BRL	24,000	10.58%	Brazilian interbank lending rate	$(297,448)	$(141,935)	$(155,513)
UBS AG(1)	01/02/12	BRL	26,200	12.54%	Brazilian interbank lending rate	574,135	(5,578)	579,713
UBS AG(1)	01/02/12	BRL	31,700	11.42%	Brazilian interbank lending rate	(17,458)	—	(17,458)
UBS AG(1)	01/02/14	BRL	27,500	12.25%	Brazilian interbank lending rate	136,880	69,463	67,417
UBS AG(1)	01/02/13	BRL	12,000	12.07%	Brazilian interbank lending rate	41,020	26,407	14,613
Barclays Bank PLC(1)	10/15/10	EUR	5,300	2.10%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	199,870	470	199,400
BNP Paribas(1)	10/15/10	EUR	1,200	2.09%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	44,649	(7)	44,656
UBS AG(1)	10/15/10	EUR	1,200	2.15%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	50,153	—	50,153
HSBC Bank USA, N.A.(1)	01/28/15	MXN	273,700	7.33%	28 day Mexican interbank rate	805,302	110,359	694,943

						$54,986,653	$31,550,848	$23,435,805

(1)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices – Sell Protection(1)
Deutsche Bank AG	12/20/14	$4,000	5.00%	Dow Jones CDX EM12 Index	$370,512	$354,357	$16,155
Barclays Bank PLC	06/20/15	26,500	5.00%	Dow Jones CDX EM13 Index	2,756,336	3,298,767	(542,431)
Barclays Bank PLC	06/20/15	500	5.00%	Dow Jones CDX EM13 Index	52,061	58,974	(6,913)
Credit Suisse International	06/20/15	7,900	5.00%	Dow Jones CDX EM13 Index	822,797	918,238	(95,441)
Credit Suisse International	06/20/15	1,000	5.00%	Dow Jones CDX EM13 Index	104,151	131,174	(27,023)
Deutsche Bank AG	06/20/15	7,700	5.00%	Dow Jones CDX EM13 Index	801,967	975,987	(174,020)
HSBC Bank USA, N.A.	06/20/15	12,500	5.00%	Dow Jones CDX EM13 Index	1,301,518	1,564,297	(262,779)
Citigroup, Inc.	06/20/12	15,022	0.36%	Dow Jones CDX HY-8 Index	(169,394)	—	(169,394)
Citigroup, Inc.	06/20/12	4,815	0.36%	Dow Jones CDX HY-8 Index	(53,815)	—	(53,815)
Citigroup, Inc.	06/20/12	4,044	0.40%	Dow Jones CDX HY-8 Index	(41,916)	—	(41,916)
Deutsche Bank AG	06/20/13	5,208	0.53%	Dow Jones CDX IG 10 5Y Index	49,865	—	49,865
Barclays Bank PLC	12/20/12	38,291	0.76%	Dow Jones CDX IG 9 5Y Index	561,802	—	561,802
Deutsche Bank AG	12/20/12	25,463	0.71%	Dow Jones CDX IG 9 5Y Index	340,071	—	340,071

					$6,895,955	$7,301,794	$(405,839)

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at June 30, 2010(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1)
Deutsche Bank AG	03/20/13	$4,200	0.85%	Berkshire Hathaway, 4.625%, due 10/15/13	1.675%	$(93,843)	$—	$(93,843)
UBS AG	03/20/15	3,500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.993%	(147,613)	(58,709)	(88,904)
Barclays Bank PLC	03/20/11	1,400	1.00%	Citigroup, Inc., 6.50%, due 01/18/11	1.343%	(2,001)	(5,410)	3,409
UBS AG	03/20/11	5,600	1.00%	Citigroup, Inc., 6.50%, due 01/18/11	1.343%	(8,004)	(20,433)	12,429
Barclays Bank PLC	06/20/15	1,200	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.351%	(18,872)	(16,668)	(2,204)
Citigroup, Inc.	06/20/15	1,700	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.351%	(26,791)	(46,744)	19,953
Credit Suisse International	06/20/15	8,100	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.351%	(127,608)	(203,154)	75,546
Deutsche Bank AG	06/20/15	6,500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.351%	(102,220)	(68,782)	(33,438)
Deutsche Bank AG	06/20/15	1,800	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.351%	(28,318)	(16,564)	(11,754)
HSBC Bank USA, N.A.	06/20/15	13,400	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.351%	(210,733)	(141,797)	(68,936)
Morgan Stanley Capital Services, Inc.	06/20/15	1,800	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.351%	(28,318)	(16,769)	(11,549)
Barclays Bank PLC	09/20/12	2,500	4.15%	Ford Motor Credit Corp., 7.00%, due 10/01/13	4.200%	3,598	—	3,598
Barclays Bank PLC	09/20/12	600	5.80%	Ford Motor Credit Corp., 7.00%, due 10/01/13	4.200%	21,474	—	21,474
UBS AG	09/20/12	3,100	6.20%	Ford Motor Credit Corp., 7.25%, due 10/25/11	4.200%	136,767	(1,602)	138,369
Citigroup, Inc.	03/20/15	4,400	0.25%	France (Gov’t of), 4.25%, due 04/25/19	0.936%	(122,574)	(66,913)	(55,661)
Royal Bank of Scotland PLC	03/20/15	4,300	0.25%	France (Gov’t of), 4.25%, due 04/25/19	0.936%	(119,789)	(67,933)	(51,856)
BNP Paribas	09/20/10	700	1.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.706%	(907)	(1,802)	895
Citigroup, Inc.	06/20/11	1,000	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.779%	32,888	(22,789)	55,677
Citigroup, Inc.	06/20/11	2,000	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.779%	65,776	(43,368)	109,144
Morgan Stanley Capital Services, Inc.	09/20/11	3,400	1.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.820%	(30,314)	(34,858)	4,544
Citigroup, Inc.	12/20/13	2,700	4.80%	General Electric Capital Corp., 5.875%, due 09/15/17	2.029%	248,146	—	248,146
Barclays Bank PLC	09/20/10	2,100	1.02%	General Electric Capital Corp., 6.00%, due 06/15/12	1.706%	(2,800)	—	(2,800)
Barclays Bank PLC	12/20/10	400	0.94%	General Electric Capital Corp., 6.00%, due 06/15/12	1.706%	(1,403)	—	(1,403)
BNP Paribas	12/20/10	1,400	0.94%	General Electric Capital Corp., 6.00%, due 06/15/12	1.706%	(4,877)	—	(4,877)

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at June 30, 2010(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Citigroup, Inc.	12/20/10	$500	1.12%	General Electric Capital Corp., 6.00%, due 06/15/12	1.706%	$(1,291)	$—	$(1,291)
Deutsche Bank AG	09/20/11	800	1.50%	General Electric Capital Corp., 6.00%, due 06/15/12	1.820%	(2,468)	—	(2,468)
Deutsche Bank AG	09/20/10	2,100	1.07%	General Electric Capital Corp., 6.00%, due 06/15/12	1.706%	(2,536)	—	(2,536)
Deutsche Bank AG	12/20/10	600	0.95%	General Electric Capital Corp., 6.00%, due 06/15/12	1.706%	(2,060)	—	(2,060)
Barclays Bank PLC	09/20/12	2,500	3.65%	GMAC LLC, 6.875%, due 08/28/12	4.507%	(35,274)	—	(35,274)
Barclays Bank PLC	09/20/12	3,300	4.80%	GMAC LLC, 6.875%, due 08/28/12	4.507%	31,124	—	31,124
Citigroup, Inc.	09/20/12	2,500	3.72%	GMAC LLC, 6.875%, due 08/28/12	4.507%	(31,691)	—	(31,691)
Deutsche Bank AG	09/20/12	2,300	3.20%	GMAC LLC, 6.875%, due 08/28/12	4.507%	(53,688)	—	(53,688)
Deutsche Bank AG	09/20/12	1,600	4.00%	GMAC LLC, 6.875%, due 08/28/12	4.507%	(11,111)	—	(11,111)
Deutsche Bank AG	03/20/15	4,500	1.00%	Japan Gov’t. Series 55, 2.00%, due 03/21/22	0.886%	24,830	48,373	(23,543)
Morgan Stanley Capital Services, Inc.	02/20/13	300	2.18%	JSC GAZPROM	2.501%	(892)	—	(892)
UBS AG	02/20/13	2,300	2.18%	JSC GAZPROM	2.501%	(6,843)	—	(6,843)
Citigroup, Inc.	06/20/11	2,700	1.00%	Metlife, Inc., 5.00%, due 06/15/15	2.364%	(31,200)	(39,179)	7,979
Deutsche Bank AG	03/20/13	10,000	2.07%	Metlife, Inc., 5.00%, due 06/15/15	2.862%	(212,214)	—	(212,214)
Citigroup, Inc.	06/20/15	3,100	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.903%	15,212	48,734	(33,522)
Royal Bank of Scotland PLC	06/20/15	9,300	1.00%	People’s Republic of China, 4.75%, due 10/29/13	0.903%	45,635	150,594	(104,959)
Credit Suisse International	02/20/17	1,500	1.20%	Republic of Panama, 8.875%, due 09/30/27	1.383%	(12,206)	—	(12,206)
JPMorgan Chase Bank	01/20/17	400	1.25%	Republic of Panama, 8.875%, due 09/30/27	1.378%	(1,426)	—	(1,426)
Deutsche Bank AG	12/20/14	2,700	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.741%	35,872	22,781	13,091
Deutsche Bank AG	06/20/15	15,800	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.768%	200,548	174,300	26,248
Morgan Stanley Capital Services, Inc.	12/20/14	800	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.741%	10,629	5,304	5,325
Morgan Stanley Capital Services, Inc.	06/20/15	15,700	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.768%	199,279	173,197	26,082
Barclays Bank PLC	03/20/15	4,300	1.00%	United Mexican States, 7.50%, due 04/08/33	1.292%	(53,168)	(89,820)	36,652
Citigroup, Inc.	03/20/15	7,000	1.00%	United Mexican States, 7.50%, due 04/08/33	1.292%	(86,553)	(149,201)	62,648

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at June 30, 2010(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Deutsche Bank AG	03/20/15	$1,000	1.00%	United Mexican States, 7.50%, due 04/08/33	1.292%	$(12,364)	$(21,314)	$8,950
JPMorgan Chase Bank	03/20/16	100	0.92%	United Mexican States, 7.50%, due 04/08/33	1.387%	(2,193)	—	(2,193)

						$(564,385)	$(510,526)	$(53,859)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stock	$4	$—	$—
Preferred Stocks	11,028,388	—	—
Asset-Backed Securities	—	104,275,262	—
Bank Loans	—	13,881,748	—
Commercial Mortgage-Backed Securities	—	85,384,795	—
Convertible Bonds	—	39,227,500	—
Corporate Bonds	—	2,258,015,467	267,008
Foreign Government Bonds	—	58,808,290	—
Municipal Bonds	—	271,802,695	—
Residential Mortgage-Backed Securities	—	407,345,075	—
U.S. Government Mortgage-Backed Obligations	—	949,679,467	—
U.S. Government Agency Obligations	—	1,062,677,362	—
U.S. Treasury Obligations	—	3,117,868,586	—
Repurchase Agreements	—	1,039,900,000	—
Affiliated Money Market Mutual Fund	22,867,808	—	—
Written Options	(1,745,735)	(28,768,766)	(706,309)
Short Sales – U.S. Government Mortgage-Backed Obligation	—	(7,591,717)	—
Other Financial Instruments*
Futures	28,393,839	—	—
Foreign Forward Currency Contracts	—	11,472,812	—
Interest Rate Swaps	—	23,141,596	294,209
Credit Default Swaps	—	(459,698)	—

Total	$60,544,304	$9,406,660,474	$(145,092)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

U.S. Treasury Obligations	36.6%
U.S. Government Agency Obligations	12.5
Repurchase Agreements	12.2
U.S. Government Mortgage-Backed Obligations	11.2
Financial Services	11.0
Financial – Bank & Trust	8.7
Residential Mortgage-Backed Securities	4.8
Municipal Bonds	3.2
Insurance	1.8
Oil & Gas	1.3
Asset-Backed Securities	1.2
Commercial Mortgage-Backed Securities	1.0
Telecommunications	0.8
Foreign Government Bonds	0.7
Beverages	0.6
Utilities	0.5
Savings & Loan	0.4
Biotechnology	0.3
Chemicals	0.3
Metals & Mining	0.3
Affiliated Money Market Mutual Fund	0.3
Real Estate	0.3
Retail & Merchandising	0.3
Bank Loans	0.2
Tobacco	0.1
Hotels & Motels	0.1
Medical Supplies & Equipment	0.1
Paper & Forest Products	0.1

110.9
Options Written and Security Sold Short	(0.4)
Other liabilities in excess of other assets	(10.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due to broker-variation margin	$28,393,839	*	—	$—
Interest rate contracts	Unrealized appreciation on swap agreements	23,630,976		Unrealized depreciation on swap agreements	195,171
Interest rate contracts	Premiums paid for swap agreements	32,078,964		Premiums received for swap agreements	528,116
Interest rate contracts	—	—		Written options outstanding, at value	29,696,550
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	16,670,788		Unrealized depreciation on foreign currency forward contracts	5,197,976
Foreign exchange contracts	—	—		Written options outstanding, at value	1,524,260
Credit contracts	Unrealized appreciation on swap agreements	1,879,176		Unrealized depreciation on swap agreements	2,338,874
Credit contracts	Premiums paid for swap agreements	7,925,077		Premiums received for swap agreements	1,133,809

Total		$110,578,820			$40,614,756

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$78,748,178	$28,368,864	$37,477,078	$—	$144,594,120
Foreign exchange contracts	—	1,334,225	—	11,881,222	13,215,447
Credit contracts	—	—	2,459,985	—	2,459,985

Total	$78,748,178	$29,703,089	$39,937,063	$11,881,222	$160,269,552

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$19,830,483	$(18,031,550)	$15,267,472	$—	$17,066,405
Foreign exchange contracts	—	(859,479)	—	6,615,024	5,755,545
Credit contracts	—	—	(2,870,322)	—	(2,870,322)

Total	$19,830,483	$(18,891,029)	$12,397,150	$6,615,024	$19,951,628

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Written Options(1)	Futures Contracts – Long Positions(2)	Forward Foreign Currency Exchange Purchase Contracts(3)	Forward Foreign Currency Exchange Sale Contracts(4)	Interest Rate Swap Agreements(5)	Credit Default Swap Agreements – Buy Protection(5)	Credit Default Swap Agreements – Sell Protection(5)
$25,501,722	$4,715,314,479	$125,239,988	$266,049,672	$1,834,867,086	$219,333	$230,109,248

(1)	Premium Received.

(2)	Value at Trade Date.

(3)	Value at Settlement Date Payable.

(4)	Value at Settlement Date Receivable.

(5)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Unaffiliated investments (cost $8,340,090,589)	$8,380,261,647
Repurchase agreements (cost $1,039,900,000)	1,039,900,000
Affiliated investments (cost $22,867,808)	22,867,808
Foreign currency, at value (cost $691,745)	684,380
Deposit with broker	1,001
Receivable for investments sold	568,051,897
Dividends and interest receivable	43,072,924
Premiums paid for swap agreements	40,004,041
Unrealized appreciation on swap agreements	25,510,152
Unrealized appreciation on foreign currency forward contracts	16,670,788
Receivable for fund share sold	10,644,261
Prepaid expenses	9,146

Total Assets	10,147,628,045

LIABILITIES:
Payable for investments purchased	1,469,983,482
Due to broker	57,650,000
Payable for fund share repurchased	53,132,442
Written options outstanding, at value (premiums received $16,868,990)	31,220,810
Securities sold short, at value (proceeds received $7,607,812)	7,591,717
Payable to custodian	5,652,756
Unrealized depreciation on foreign currency forward contracts	5,197,976
Unrealized depreciation on swap agreements	2,534,045
Advisory fees payable	2,047,159
Payable for floating rates issued	1,750,000
Premiums received for swap agreements	1,661,925
Accrued expenses and other liabilities	268,946
Due to broker-variation margin	130,861
Shareholder servicing fees payable	32,915
Affiliated transfer agent fees payable	542

Total Liabilities	1,638,855,576

NET ASSETS	$8,508,772,469

Net assets were comprised of:
Paid-in capital	$8,140,032,758
Retained earnings	368,739,711

Net assets, June 30, 2010	$8,508,772,469

Net asset value and redemption price per share, $8,508,772,469 / 714,028,727 outstanding shares of beneficial interest	$11.92

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated interest income	$104,943,225
Unaffiliated dividend income	3,508,204
Affiliated dividend income	40,950

108,492,379

EXPENSES
Advisory fees	26,427,016
Shareholder servicing fees and expenses	4,065,695
Custodian and accounting fees	571,000
Insurance expenses	47,000
Audit fee	29,000
Trustees’ fees	28,000
Commitment fee on syndicated credit agreement	17,000
Legal fees and expenses	10,000
Interest expense	7,975
Shareholders’ reports	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Miscellaneous	11,257

Total expenses	31,225,943
Less: shareholder servicing fee waiver	(1,108,133)

Net expenses	30,117,810

NET INVESTMENT INCOME	78,374,569

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	47,891,255
Futures transactions	78,748,178
Options written transactions	29,703,089
Short sales transactions	(316,901)
Swap agreement transactions	39,937,063
Foreign currency transactions	11,262,174

207,224,858

Net change in unrealized appreciation (depreciation) on:
Investments and other assets	139,661,154
Futures	19,830,483
Options written	(18,891,029)
Short sales	(32,654)
Swap agreements	12,397,150
Foreign currencies	6,302,030

159,267,134

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	366,491,992

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$444,866,561

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$78,374,569	$146,878,103
Net realized gain on investment and foreign currency transactions	207,224,858	141,916,676
Net change in unrealized appreciation on investments and foreign currencies	159,267,134	382,602,777

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	444,866,561	671,397,556

DISTRIBUTIONS	(288,790,733)	(474,096,723)

FUND SHARE TRANSACTIONS:
Fund share sold [128,947,875 and 389,147,228 shares, respectively]	1,544,758,530	4,486,973,590
Fund share issued in reinvestment of distributions [24,557,035 and 43,735,860 shares, respectively]	288,790,733	474,096,723
Net asset value of shares issued in merger [0 and 53,988,265 shares, respectively] (Note 10)	—	633,260,318
Fund share repurchased [158,753,581 and 42,510,243 shares, respectively]	(1,898,271,015)	(482,373,339)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(64,721,752)	5,111,957,292

TOTAL INCREASE IN NET ASSETS	91,354,076	5,309,258,125
NET ASSETS:
Beginning of period	8,417,418,393	3,108,160,268

End of period	$8,508,772,469	$8,417,418,393

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 127.0% COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.8%
Alliant Techsystems, Inc.*	7,400	$459,244
General Dynamics Corp.	24,100	1,411,296
Honeywell International, Inc.	2,700	105,381
ITT Corp.	20,100	902,892
L-3 Communications Holdings, Inc.	15,600	1,105,104
Lockheed Martin Corp.	14,400	1,072,800
Northrop Grumman Corp.	30,200	1,644,088
Raytheon Co.	34,220	1,655,906
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	7,700	146,762
United Technologies Corp.	17,400	1,129,434

		9,632,907

Agriculture — 0.5%
Andersons, Inc. (The)	4,400	143,396
Archer-Daniels-Midland Co.	40,300	1,040,546

		1,183,942

Airlines — 0.2%
Delta Air Lines, Inc.*	44,000	517,000

Apparel — 0.5%
Carter’s, Inc.*	2,200	57,750
Deckers Outdoor Corp.*	2,300	328,601
Maidenform Brands, Inc.*	2,200	44,792
Oxford Industries, Inc.	4,300	89,999
VF Corp.	7,200	512,496
Warnaco Group, Inc. (The)*	3,700	133,718

		1,167,356

Auto Parts & Equipment — 1.1%
American Axle & Manufacturing Holdings, Inc.*	14,300	104,819
ArvinMeritor, Inc.*	19,100	250,210
ATC Technology Corp.*	1,200	19,344
Cooper Tire & Rubber Co.	8,400	163,800
Dana Holding Corp.*	11,600	116,000
Johnson Controls, Inc.	33,000	886,710
TRW Automotive Holdings Corp.*	43,600	1,202,052

		2,742,935

Automobile Manufacturers — 0.7%
Ford Motor Co.*	46,900	472,752
Oshkosh Corp.*	43,100	1,342,996

		1,815,748

Automotive Parts — 0.2%
WABCO Holdings, Inc.*	18,500	582,380

Banks — 0.5%
CapitalSource, Inc.	13,500	64,260
Cardinal Financial Corp.	10,600	97,944
First Citizens BancShares, Inc. (Class A Stock)	600	115,398
KeyCorp	24,200	186,098
MainSource Financial Group, Inc.	5,300	38,001
PNC Financial Services Group, Inc.	13,500	762,750
Trustco Bank Corp. NY	10,200	57,120

		1,321,571

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages — 1.6%
Coca-Cola Co. (The)	55,700	$2,791,684
Constellation Brands, Inc. (Class A Stock)*	14,500	226,490
PepsiCo, Inc.	18,500	1,127,575

		4,145,749

Biotechnology — 2.3%
Amgen, Inc.*	27,800	1,462,280
Biogen Idec, Inc.*	23,900	1,134,055
Celgene Corp.*	21,500	1,092,630
Gilead Sciences, Inc.*	27,300	935,844
Life Technologies Corp.*	23,500	1,110,375

		5,735,184

Building & Construction — 0.4%
Thor Industries, Inc.	40,400	959,500

Building Materials — 0.6%
Armstrong World Industries, Inc.*	3,500	105,630
Interline Brands, Inc.*	8,700	150,423
Owens Corning*	46,900	1,402,779

		1,658,832

Building Products — 0.4%
Lennox International, Inc.	22,100	918,697

Chemicals — 3.0%
A. Schulman, Inc.	4,200	79,632
Ashland, Inc.	25,700	1,192,994
Cabot Corp.	20,000	482,200
Celanese Corp. (Class A Stock)	46,400	1,155,824
CF Industries Holdings, Inc.	17,400	1,104,030
E.I. du Pont de Nemours & Co.	6,900	238,671
Eastman Chemical Co.	7,900	421,544
H.B. Fuller Co.	7,400	140,526
Lubrizol Corp. (The)	15,100	1,212,681
Minerals Technologies, Inc.	1,500	71,310
Mosaic Co. (The)	4,700	183,206
NewMarket Corp.	6,500	567,580
Omnova Solutions, Inc.*	15,400	120,274
Solutia, Inc.*	34,900	457,190
Spartech Corp.*	10,000	102,500

		7,530,162

Coal — 0.2%
Peabody Energy Corp.	10,000	391,300

Commercial Banks — 2.7%
Bank of America Corp.	299,346	4,301,602
Bank of New York Mellon Corp. (The)	15,900	392,571
Capital One Financial Corp.	21,700	874,510
Center Financial Corp.*	7,400	38,110
City Holding Co.	1,800	50,184
First Community Bancshares, Inc.	6,300	92,547
Fulton Financial Corp.	70,000	675,500
International Bancshares Corp.	16,100	268,709
Marshall & Ilsley Corp.	4,100	29,438
Regions Financial Corp.	36,000	236,880

		6,960,051

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services — 2.7%
Apollo Group, Inc. (Class A Stock)*	13,600	$577,592
DeVry, Inc.	18,100	950,069
Education Management Corp.*	24,800	378,200
Global Payments, Inc.	800	29,232
ITT Educational Services, Inc.*	900	74,718
Lender Processing Services, Inc.	25,400	795,274
Lincoln Educational Services Corp.*	5,800	119,422
PHH Corp.*	11,400	217,056
Providence Service Corp.*	2,200	30,800
Towers Watson & Co. (Class A Stock)	13,800	536,130
Universal Technical Institute, Inc.*	10,900	257,676
Visa, Inc. (Class A Stock)	27,200	1,924,400
Western Union Co. (The)	72,700	1,083,957

		6,974,526

Commercial Services & Supplies — 0.3%
Deluxe Corp.	9,100	170,625
Nalco Holding Co.	32,400	662,904

		833,529

Communication Equipment — 0.4%
QUALCOMM, Inc.	27,700	909,668

Computer Services & Software — 2.6%
Allscripts-Misys Healthcare Solutions, Inc.*	66,600	1,072,260
Microsoft Corp.	236,400	5,439,564

		6,511,824

Computers — 0.2%
Lexmark International, Inc. (Class A Stock)*	4,800	158,544
NetApp, Inc.*	1,700	63,427
Teradata Corp.*	9,800	298,704

		520,675

Computers & Peripherals — 5.9%
Apple, Inc.*	17,100	4,301,163
Dell, Inc.*	8,700	104,922
EMC Corp.*	42,000	768,600
Hewlett-Packard Co.	69,960	3,027,869
International Business Machines Corp.	30,000	3,704,400
Riverbed Technology, Inc.*	18,200	502,684
Seagate Technology (Cayman Islands)*	95,200	1,241,408
Western Digital Corp.*	40,400	1,218,464

		14,869,510

Conglomerates — 1.1%
General Electric Co.	191,170	2,756,671

Consumer Products & Services — 2.1%
American Greetings Corp. (Class A Stock)	15,200	285,152
Avery Dennison Corp.	10,000	321,300
Colgate-Palmolive Co.	11,800	929,368
Procter & Gamble Co. (The)	62,200	3,730,756

		5,266,576

COMMON STOCKS (continued)	Shares	Value (Note 2)
Containers & Packaging — 0.4%
Rock-Tenn Co. (Class A Stock)	1,700	$84,439
Temple-Inland, Inc.	42,900	886,743

		971,182

Distribution/Wholesale — 1.5%
Brightpoint, Inc.*	25,400	177,800
Fossil, Inc.*	7,200	249,840
Ingram Micro, Inc. (Class A Stock)*	61,800	938,742
LKQ Corp.*	57,000	1,098,960
W.W. Grainger, Inc.	13,900	1,382,355

		3,847,697

Diversified Financial Services — 2.9%
Affiliated Managers Group, Inc.*	7,700	467,929
American Express Co.	16,200	643,140
Ameriprise Financial, Inc.	13,700	494,981
Cowen Group, Inc. (Class A Stock)*	5,600	22,960
Franklin Resources, Inc.	1,200	103,428
GFI Group, Inc.	44,400	247,752
Goldman Sachs Group, Inc. (The)	21,500	2,822,305
IntercontinentalExchange, Inc.*	4,300	486,029
Morgan Stanley	34,100	791,461
NASDAQ OMX Group, Inc. (The)*	3,300	58,674
Nelnet, Inc. (Class A Stock)	8,900	171,592
NewStar Financial, Inc.*	4,500	28,620
Oppenheimer Holdings, Inc.	2,000	47,900
SLM Corp.*	95,100	988,089

		7,374,860

Diversified Machinery
Flowserve Corp.	1,300	110,240

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	170,400	4,121,976
Verizon Communications, Inc.	111,300	3,118,626

		7,240,602

Electric — 1.8%
Allegheny Energy, Inc.	4,100	84,788
DPL, Inc.	46,300	1,106,570
Exelon Corp.	19,400	736,618
FirstEnergy Corp.	13,400	472,082
PG&E Corp.	20,100	826,110
Public Service Enterprise Group, Inc.	25,500	798,915
SCANA Corp.	18,000	643,680

		4,668,763

Electric Utilities — 0.3%
American Electric Power Co., Inc.	11,300	364,990
MDU Resources Group, Inc.	17,500	315,525

		680,515

Electronic Components — 0.4%
Emerson Electric Co.	9,800	428,162
Hubbell, Inc. (Class B Stock)	13,200	523,908

		952,070

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Components & Equipment — 0.1%
AMETEK, Inc.	1,700	$68,255
EnerSys*	1,800	38,466
Powell Industries, Inc.*	3,900	106,626

		213,347

Electronics — 1.8%
Arrow Electronics, Inc.*	10,700	239,145
Avnet, Inc.*	31,600	761,876
AVX Corp.	10,400	133,328
Gentex Corp.	20,700	372,186
Jabil Circuit, Inc.	84,500	1,123,850
Mettler-Toledo International, Inc.*	9,000	1,004,670
Thomas & Betts Corp.*	9,100	315,770
Vishay Intertechnology, Inc.*	38,000	294,120
Waters Corp.*	6,400	414,080

		4,659,025

Engineering/Construction
URS Corp.*	2,300	90,505

Entertainment
Madison Square Garden, Inc. (Class A Stock)*	1,850	36,390

Environmental Control — 0.3%
Republic Services, Inc.	23,900	710,547

Farming & Agriculture — 0.3%
Bunge Ltd. (Bermuda)	16,900	831,311

Financial – Bank & Trust — 1.8%
U.S. Bancorp	62,760	1,402,686
Wells Fargo & Co.	122,901	3,146,266

		4,548,952

Financial – Brokerage — 0.1%
Compass Diversified Holdings	13,800	185,058

Financial Services — 2.5%
Citigroup, Inc.*	478,500	1,799,160
JPMorgan Chase & Co.	103,876	3,802,900
NYSE Euronext, Inc.	22,600	624,438

		6,226,498

Food & Staples Retailing — 2.0%
SUPERVALU, Inc.	109,300	1,184,812
Wal-Mart Stores, Inc.	79,400	3,816,758

		5,001,570

Foods — 2.1%
Chiquita Brands International, Inc.*	19,300	234,495
ConAgra Foods, Inc.	18,900	440,748
Corn Products International, Inc.	3,000	90,900
Dean Foods Co.*	33,400	336,338
Del Monte Foods Co.	53,500	769,865
Kellogg Co.	2,900	145,870
Kroger Co. (The)	39,100	769,879
Sanderson Farms, Inc.	8,000	405,920
Smart Balance, Inc.*	27,500	112,475
Smithfield Foods, Inc.*	41,500	618,350
Tyson Foods, Inc. (Class A Stock)	84,800	1,389,872

		5,314,712

COMMON STOCKS (continued)	Shares	Value (Note 2)
Forest & Paper Products — 0.1%
Boise, Inc.*	55,700	$305,793

Gas — 0.3%
AGL Resources, Inc.	17,700	634,014
Atmos Energy Corp.	1,200	32,448
Southern Union Co.	2,100	45,906

		712,368

Gas Utilities — 0.4%
Energen Corp.	15,900	704,847
ONEOK, Inc.	4,700	203,275
UGI Corp.	6,800	172,992

		1,081,114

Hand/Machine Tools
Regal-Beloit Corp.	1,200	66,936

Healthcare Equipment & Supplies — 0.8%
C.R. Bard, Inc.	900	69,777
Cantel Medical Corp.	4,700	78,490
Haemonetics Corp.*	600	32,112
Intuitive Surgical, Inc.*	5,800	1,830,596

		2,010,975

Healthcare Products — 1.8%
Baxter International, Inc.	2,100	85,344
Becton, Dickinson and Co.	21,300	1,440,306
Bruker Corp.*	53,100	645,696
Cooper Cos., Inc. (The)	11,000	437,690
IDEXX Laboratories, Inc.*	11,600	706,440
Integra LifeSciences Holdings Corp.*	1,300	48,100
Invacare Corp.	3,900	80,886
Natus Medical, Inc.*	10,200	166,158
Sirona Dental Systems, Inc.*	11,900	414,596
Teleflex, Inc.	3,800	206,264
Varian Medical Systems, Inc.*	7,900	413,012

		4,644,492

Healthcare Providers & Services — 0.6%
WellPoint, Inc.*	31,000	1,516,830

Healthcare Services — 1.6%
Aetna, Inc.	26,100	688,518
Coventry Health Care, Inc.*	33,700	595,816
Health Net, Inc.*	23,600	575,132
Hill-Rom Holdings, Inc.	5,600	170,408
Humana, Inc.*	6,000	274,020
UnitedHealth Group, Inc.	66,400	1,885,760

		4,189,654

Home Builders
Winnebago Industries, Inc.*	10,300	102,382

Hotels, Restaurants & Leisure — 0.5%
Brinker International, Inc.	50,400	728,784
McDonald’s Corp.	6,200	408,394
Ruby Tuesday, Inc.*	21,600	183,600

		1,320,778

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Durables — 0.9%
Blyth, Inc.	4,000	$136,280
Leggett & Platt, Inc.	40,600	814,436
Tempur-Pedic International, Inc.*	43,200	1,328,400

		2,279,116

Household Products — 0.8%
Ennis, Inc.	7,500	112,575
Helen of Troy Ltd. (Bermuda)*	2,500	55,150
Jarden Corp.	21,700	583,079
Tupperware Brands Corp.	27,900	1,111,815
Whirlpool Corp.	2,000	175,640

		2,038,259

Insurance — 4.5%
Aflac, Inc.	27,790	1,185,799
Allied World Assurance Co. Holdings Ltd.	9,700	440,186
Alterra Capital Holdings Ltd. (Bermuda)	5,300	99,534
American Equity Investment Life Holding Co.	16,800	173,376
American Financial Group, Inc.	15,400	420,728
Aspen Insurance Holdings Ltd. (Bermuda)	14,500	358,730
Assurant, Inc.	15,900	551,730
Berkshire Hathaway, Inc. (Class B Stock)*	17,100	1,362,699
Chubb Corp.	13,100	655,131
CNA Surety Corp.*	3,500	56,245
Everest Re Group Ltd. (Bermuda)	18,800	1,329,536
Flagstone Reinsurance Holdings SA (Bermuda)	6,900	74,658
Hartford Financial Services Group, Inc.	27,600	610,788
Lincoln National Corp.	2,700	65,583
Montpelier Re Holdings Ltd. (Bermuda)	42,000	627,060
Phoenix Cos., Inc. (The)*	14,100	29,751
Reinsurance Group of America, Inc.	5,900	269,689
Stewart Information Services Corp.	12,400	111,848
Travelers Cos., Inc. (The)	17,400	856,950
Unitrin, Inc.	5,300	135,680
Unum Group	32,800	711,760
XL Capital Ltd. (Class A Stock) (Bermuda)	78,900	1,263,189

		11,390,650

Internet — 1.3%
Amazon.com, Inc.*	2,600	284,076
EarthLink, Inc.	12,500	99,500
Liberty Media Holding Corp. – Interactive (Class A Stock)*	14,800	155,400
McAfee, Inc.*	39,700	1,219,584
Stamps.com, Inc.*	5,000	51,250
Symantec Corp.*	99,400	1,379,672

		3,189,482

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Services — 2.0%
F5 Networks, Inc.*	22,600	$1,549,682
Google, Inc. (Class A Stock)*	6,500	2,892,175
IAC/InterActiveCorp*	34,100	749,177

		5,191,034

Investment Companies
PennantPark Investment Corp.	6,100	58,255
TICC Capital Corp.	4,300	36,120

		94,375

Iron/Steel — 0.5%
Schnitzer Steel Industries, Inc. (Class A Stock)	28,100	1,101,520
Steel Dynamics, Inc.	7,900	104,201

		1,205,721

IT Services — 0.6%
DST Systems, Inc.	15,900	574,626
Hewitt Associates, Inc. (Class A Stock)*	9,900	341,154
MasterCard, Inc. (Class A Stock)	3,300	658,449

		1,574,229

Life Science Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.*	38,800	1,903,140

Lodging — 0.2%
Wyndham Worldwide Corp.	23,800	479,332

Machinery — 0.8%
Dover Corp.	27,400	1,145,046
Toro Co. (The)	16,900	830,128

		1,975,174

Machinery & Equipment — 1.6%
A.O. Smith Corp.	3,300	159,027
Deere & Co.	3,700	206,016
IDEX Corp.	4,600	131,422
Kennametal, Inc.	34,500	877,335
NACCO Industries, Inc. (Class A Stock)	900	79,884
Rockwell Automation, Inc.	28,600	1,403,974
Roper Industries, Inc.	3,000	167,880
Tennant Co.	9,400	317,908
Zebra Technologies Corp. (Class A Stock)*	24,500	621,565

		3,965,011

Media — 3.3%
Cablevision Systems Corp. (Class A Stock)	2,800	67,228
CBS Corp. (Class B Stock)	11,150	144,170
Comcast Corp. (Class A Stock)	119,400	2,073,978
DIRECTV (Class A Stock)*	21,700	736,064
DISH Network Corp. (Class A Stock)	10,800	196,020
EchoStar Corp. (Class A Stock)*	25,000	477,000
FactSet Research Systems, Inc.	6,000	401,940
Gannett Co., Inc.	48,600	654,156

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Liberty Media Corp. – Starz (Class A Stock)*	10,300	$533,952
McGraw-Hill Cos., Inc. (The)	6,200	174,468
News Corp. (Class A Stock)	35,000	418,600
Time Warner, Inc.	31,000	896,210
Viacom, Inc. (Class B Stock)	34,500	1,082,265
Walt Disney Co. (The)	12,600	396,900

		8,252,951

Medical Supplies & Equipment — 0.8%
Forest Laboratories, Inc.*	22,800	625,404
Medtronic, Inc.	35,500	1,287,585

		1,912,989

Metal Fabricate — 0.1%
Timken Co.	11,800	306,682

Metals & Mining — 1.5%
Freeport-McMoRan Copper & Gold, Inc.	25,700	1,519,641
Joy Global, Inc.	16,700	836,503
Newmont Mining Corp.	14,400	889,056
Walter Energy, Inc.	10,600	645,010

		3,890,210

Mining — 0.5%
Southern Copper Corp.	45,400	1,204,916

Miscellaneous Manufacturers — 2.1%
3M Co.	25,200	1,990,548
Cooper Industries PLC (Ireland)	6,200	272,800
Crane Co.	22,100	667,641
Eaton Corp.	12,200	798,368
Parker Hannifin Corp.	20,200	1,120,292
Polypore International, Inc.*	6,200	140,988
Standex International Corp.	3,400	86,190
Tyco International Ltd. (Switzerland)	10,700	376,961

		5,453,788

Multi-Line Retail — 0.4%
Dollar Tree, Inc.*	21,600	899,208

Multi-Utilities — 0.3%
Ameren Corp.	11,300	268,601
TECO Energy, Inc.	37,500	565,125

		833,726

Office Electronics — 0.2%
Xerox Corp.	69,900	561,996

Oil & Gas Services — 0.7%
Dresser-Rand Group, Inc.*	31,800	1,003,290
Halliburton Co.	6,100	149,755
National Oilwell Varco, Inc.	15,300	505,971
RPC, Inc.	3,700	50,505

		1,709,521

Oil, Gas & Consumable Fuels — 12.5%
Apache Corp.	22,100	1,860,599
Atwood Oceanics, Inc.*	43,000	1,097,360
Chesapeake Energy Corp.	43,900	919,705

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels — 12.5% (continued)
Chevron Corp.	67,146	$4,556,528
Cimarex Energy Co.	19,500	1,395,810
ConocoPhillips	57,200	2,807,948
Devon Energy Corp.	25,400	1,547,368
El Paso Corp.	48,700	541,057
Exxon Mobil Corp.	126,100	7,196,527
Helix Energy Solutions Group, Inc.*	61,600	663,432
Hess Corp.	30,100	1,515,234
Marathon Oil Corp.	19,200	596,928
Murphy Oil Corp.	28,300	1,402,265
Occidental Petroleum Corp.	14,900	1,149,535
Pride International, Inc.*	7,300	163,082
Schlumberger Ltd. (Netherlands)	21,100	1,167,674
Sempra Energy	7,900	369,641
Southwestern Energy Co.*	18,000	695,520
Stone Energy Corp.*	37,600	419,616
Unit Corp.*	30,500	1,237,995
Williams Cos., Inc. (The)	16,900	308,932
World Fuel Services Corp.	5,500	142,670

		31,755,426

Paper & Forest Products — 0.1%
International Paper Co.	13,500	305,505

Pharmaceuticals — 6.1%
Abbott Laboratories	10,200	477,156
Allergan, Inc.	17,900	1,042,854
Bristol-Myers Squibb Co.	39,300	980,142
Cephalon, Inc.*	11,600	658,300
Eli Lilly & Co.	42,400	1,420,400
Endo Pharmaceuticals Holdings, Inc.*	9,000	196,380
Impax Laboratories, Inc.*	27,100	516,526
Johnson & Johnson	57,100	3,372,326
Medco Health Solutions, Inc.*	33,700	1,856,196
Merck & Co., Inc.	48,000	1,678,560
Nutraceutical International Corp.*	4,800	73,248
Par Pharmaceutical Cos., Inc.*	8,600	223,256
Perrigo Co.	5,200	307,164
Pfizer, Inc.	153,505	2,188,981
SXC Health Solutions Corp.*	5,500	402,875

		15,394,364

Pipelines — 0.1%
Spectra Energy Corp.	14,900	299,043

Printing & Publishing — 0.4%
RR Donnelley & Sons Co.	25,300	414,161
Washington Post Co. (The) (Class B Stock)	1,400	574,672

		988,833

Real Estate — 0.4%
Chimera Investment Corp.	247,300	892,753
Forest City Enterprises, Inc. (Class A Stock)*	5,900	66,788

		959,541

Real Estate Investment Trusts — 1.9%
Annaly Capital Management, Inc.	93,200	1,598,380
Brandywine Realty Trust	70,100	753,575

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
CBL & Associates Properties, Inc.	19,500	$242,580
Hospitality Properties Trust	38,900	820,790
HRPT Properties Trust	36,900	229,149
Invesco Mortgage Capital, Inc.	14,200	284,142
Lexington Realty Trust	5,000	30,050
MFA Financial, Inc.	87,800	649,720
Resource Capital Corp.	11,400	64,752
Vornado Realty Trust	1,400	102,130

		4,775,268

Retail — 3.4%
99 Cents Only Stores*	4,800	71,040
Advance Auto Parts, Inc.	2,700	135,486
BJ’s Restaurants, Inc.*	13,600	320,960
CEC Entertainment, Inc.*	7,800	275,028
Cheesecake Factory, Inc. (The)*	34,300	763,518
Chico’s FAS, Inc.	65,200	644,176
Chipotle Mexican Grill, Inc.*	8,400	1,149,204
Copart, Inc.*	1,200	42,972
CVS Caremark Corp.	39,500	1,158,140
Darden Restaurants, Inc.	6,700	260,295
Dillard’s, Inc. (Class A Stock)	3,900	83,850
Finish Line, Inc. (The) (Class A Stock)	16,000	222,880
GameStop Corp. (Class A Stock)*	7,500	140,925
Kirkland’s, Inc.*	3,600	60,750
Macy’s, Inc.	36,500	653,350
Nu Skin Enterprises, Inc. (Class A Stock)	6,600	164,538
Papa John’s International, Inc.*	13,100	302,872
Pier 1 Imports, Inc.*	11,000	70,510
Ruth’s Hospitality Group, Inc.*	15,100	63,118
Sally Beauty Holdings, Inc.*	8,400	68,880
Starbucks Corp.	31,900	775,170
Texas Roadhouse, Inc.*	23,000	290,260
Ulta Salon Cosmetics & Fragrance, Inc.*	5,900	139,594
Urban Outfitters, Inc.*	21,300	732,507

		8,590,023

Retail & Merchandising — 2.4%
Coach, Inc.	46,800	1,710,540
Home Depot, Inc. (The)	33,220	932,485
Ross Stores, Inc.	13,700	730,073
Target Corp.	41,100	2,020,887
Williams-Sonoma, Inc.	24,600	610,572

		6,004,557

Retail Apparel — 0.3%
Gap, Inc. (The)	43,000	836,780

Savings & Loan — 0.2%
Hudson City Bancorp, Inc.	26,600	325,584
Provident Financial Services, Inc.	5,900	68,971

		394,555

School — 0.3%
Career Education Corp.*	28,100	646,862

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors — 4.7%
Advanced Micro Devices, Inc.*	55,200	$404,064
Applied Micro Circuits Corp.*	11,600	121,568
Broadcom Corp. (Class A Stock)	27,100	893,487
Brooks Automation, Inc.*	3,500	27,055
Fairchild Semiconductor International, Inc.*	41,900	352,379
Integrated Device Technology, Inc.*	10,000	49,500
Intel Corp.	187,280	3,642,596
Intersil Corp. (Class A Stock)	50,700	613,977
LSI Corp.*	20,400	93,840
Marvell Technology Group Ltd. (Bermuda)*	93,100	1,467,256
Micron Technology, Inc.*	80,400	682,596
MKS Instruments, Inc.*	1,300	24,336
Monolithic Power Systems, Inc.*	4,900	87,514
PMC-Sierra, Inc.*	67,000	503,840
QLogic Corp.*	4,900	81,438
Silicon Laboratories, Inc.*	9,500	385,320
Teradyne, Inc.*	25,200	245,700
Texas Instruments, Inc.	83,400	1,941,552
Volterra Semiconductor Corp.*	2,300	53,038
Zoran Corp.*	18,700	178,398

		11,849,454

Semiconductors & Semiconductor Equipment — 0.1%
Cypress Semiconductor Corp.*	14,800	148,592
Linear Technology Corp.	8,300	230,823

		379,415

Software — 2.0%
ACI Worldwide, Inc.*	2,800	54,516
Activision Blizzard, Inc.	60,200	631,498
Autodesk, Inc.*	37,100	903,756
BMC Software, Inc.*	11,700	405,171
CA, Inc.	31,900	586,960
Fiserv, Inc.*	7,500	342,450
Intuit, Inc.*	34,600	1,203,042
Oracle Corp.	44,300	950,678

		5,078,071

Specialty Retail — 0.2%
Best Buy Co., Inc.	18,200	616,252

Telecommunications — 2.6%
Arris Group, Inc.*	15,200	154,888
Cisco Systems, Inc.*	129,600	2,761,776
Corning, Inc.	53,400	862,410
Harris Corp.	14,400	599,760
Juniper Networks, Inc.*	47,400	1,081,668
Novatel Wireless, Inc.*	35,500	203,770
NTELOS Holdings Corp.	4,900	84,280
Plantronics, Inc.	14,200	406,120
Telephone & Data Systems, Inc.	7,600	230,964
United States Cellular Corp.*	2,900	119,335

		6,504,971

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Tobacco — 0.8%
Lorillard, Inc.	1,900	$136,762
Philip Morris International, Inc.	27,450	1,258,308
Reynolds American, Inc.	11,000	573,320

		1,968,390

Toys — 0.1%
Mattel, Inc.	9,500	201,020

Transportation — 2.4%
CSX Corp.	23,700	1,176,231
FedEx Corp.	10,300	722,133
J.B. Hunt Transport Services, Inc.	19,800	646,866
Kansas City Southern*	28,800	1,046,880
Norfolk Southern Corp.	15,700	832,885
Union Pacific Corp.	9,800	681,198
United Parcel Service, Inc. (Class B Stock)	18,900	1,075,221

		6,181,414

Utilities — 0.8%
American Water Works Co., Inc.	45,000	927,000
Edison International	35,000	1,110,200
Illinois Tool Works, Inc.	1,900	78,432

		2,115,632

Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp.*	18,500	78,440
USA Mobility, Inc.	23,200	299,744

		378,184

TOTAL LONG-TERM INVESTMENTS (cost $331,314,646)		322,056,529

SHORT-TERM INVESTMENTS — 4.6%

AFFILIATED MONEY MARKET MUTUAL FUND — 4.2%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund(w) (cost $10,550,766)(Note 4)	10,550,766	10,550,766

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bill
0.15%	12/16/10	$800	799,234
0.16%	12/18/10	55	54,947
0.17%	12/16/10	200	199,809

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,054,235)			1,053,990

TOTAL SHORT-TERM INVESTMENTS (cost $11,605,001)			11,604,756

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 131.6% (cost $342,919,647)			333,661,285

SECURITIES SOLD SHORT — (29.2%)	Shares	Value (Note 2)
Advertising — (0.2)%
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	50,800	$(440,944)

Aerospace & Defense — (1.1)%
BE Aerospace, Inc.*	37,300	(948,539)
Goodrich Corp.	6,100	(404,125)
Precision Castparts Corp.	8,700	(895,404)
TransDigm Group, Inc.	9,900	(505,197)

		(2,753,265)

Auto Parts & Equipment — (0.7)%
Goodyear Tire & Rubber Co. (The)*	16,700	(165,998)
O’Reilly Automotive, Inc.*	32,500	(1,545,700)

		(1,711,698)

Banks — (0.2)%
Wilmington Trust Corp.	36,500	(404,785)

Biotechnology — (1.6)%
Dendreon Corp.*	27,100	(876,143)
Genzyme Corp.*	9,800	(497,546)
Human Genome Sciences, Inc.*	40,800	(924,528)
Illumina, Inc.*	39,200	(1,706,376)

		(4,004,593)

Building Materials — (0.4)%
Martin Marietta Materials, Inc.	3,700	(313,797)
USG Corp.*	65,200	(787,616)

		(1,101,413)

Business Services — (0.2)%
Navigant Consulting, Inc.*	39,600	(411,048)

Chemicals — (1.1)%
Intrepid Potash, Inc.*	9,400	(183,958)
Monsanto Co.	14,100	(651,702)
Sensient Technologies Corp.	33,200	(860,876)
Sigma-Aldrich Corp.	21,800	(1,086,294)

		(2,782,830)

Coal
Alpha Natural Resources, Inc.*	2,800	(94,836)

Commercial Services — (0.8)%
Alliance Data Systems Corp.*	22,500	(1,339,200)
Hertz Global Holdings, Inc.*	41,500	(392,590)
Monster Worldwide, Inc.*	34,400	(400,760)

		(2,132,550)

Computers — (0.8)%
Diebold, Inc.	11,900	(324,275)
IHS, Inc. (Class A Stock)*	12,400	(724,408)
Jack Henry & Associates, Inc.	3,000	(71,640)
SRA International, Inc. (Class A Stock)*	52,100	(1,024,807)

		(2,145,130)

Computers & Peripherals — (0.3)%
NCR Corp.*	65,200	(790,224)

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

SECURITIES SOLD SHORT (continued)	Shares	Value (Note 2)
Cosmetics/Personal Care — (0.3)%
Alberto-Culver Co.	31,400	$(850,626)

Diversified — (0.3)%
Matthews International Corp. (Class A Stock)	21,300	(623,664)

Diversified Financial Services — (0.2)%
TD Ameritrade Holding Corp.*	36,400	(556,920)

Electric — (0.7)%
Hawaiian Electric Industries, Inc.	27,100	(617,338)
Ormat Technologies, Inc.	36,600	(1,035,414)

		(1,652,752)

Electronic Components & Equipment — (0.3)%
FLIR Systems, Inc.*	29,600	(861,064)

Electronics
Trimble Navigation Ltd.*	3,900	(109,200)

Energy – Alternate Sources — (0.4)%
Covanta Holding Corp.*	65,100	(1,080,009)

Engineering/Construction — (0.5)%
Aecom Technology Corp.*	45,200	(1,042,312)
Fluor Corp.	4,800	(204,000)

		(1,246,312)

Entertainment — (0.4)%
International Game Technology	18,000	(282,600)
Scientific Games Corp. (Class A Stock)*	79,300	(729,560)

		(1,012,160)

Environmental Services — (0.2)%
Mine Safety Appliances Co.	17,600	(436,128)

Financial Services — (0.3)%
Greenhill & Co., Inc.	13,600	(831,368)

Gas Distribution — (0.1)%
Vectren Corp.	12,300	(291,018)

Healthcare – Services — (0.2)%
Brookdale Senior Living, Inc.*	24,300	(364,500)
MEDNAX, Inc.*	4,300	(239,123)

		(603,623)

Healthcare Products — (0.8)%
Edwards Lifesciences Corp.*	27,000	(1,512,540)
Gen-Probe, Inc.*	8,700	(395,154)

		(1,907,694)

Healthcare Products & Services — (0.1)%
WellCare Health Plans, Inc.*	9,800	(232,652)

Home Builders — (1.9)%
KB Home	77,600	(853,600)
Lennar Corp. (Class A Stock)	84,500	(1,175,395)
MDC Holdings, Inc.	10,200	(274,890)
NVR, Inc.*	1,900	(1,244,557)
Pulte Group, Inc.*	106,000	(877,680)
Toll Brothers, Inc.*	30,600	(500,616)

		(4,926,738)

SECURITIES SOLD SHORT (continued)	Shares	Value (Note 2)
Hotel/Resort & Entertainment Property
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	10,500	$(77,700)

Hotels, Restaurants & Leisure — (0.1)%
International Speedway Corp. (Class A Stock)	5,500	(141,680)

Insurance — (0.8)%
Arthur J. Gallagher & Co.	21,400	(521,732)
Cincinnati Financial Corp.	5,900	(152,633)
Fidelity National Financial, Inc. (Class A Stock)	15,300	(198,747)
Markel Corp.*	1,400	(476,000)
Validus Holdings Ltd. (Bermuda)	22,500	(549,450)

		(1,898,562)

Internet — (0.7)%
Equinix, Inc.*	8,100	(657,882)
priceline.com, Inc.*	3,600	(635,544)
WebMD Health Corp. (Class A Stock)*	10,700	(496,801)

		(1,790,227)

Iron/Steel — (0.2)%
Allegheny Technologies, Inc.	9,900	(437,481)

Leisure Time — (0.5)%
WMS Industries, Inc.*	29,500	(1,157,875)

Lodging — (0.4)%
MGM Resorts International*	98,200	(946,648)

Machinery — (0.1)%
PACCAR, Inc.	7,900	(314,973)

Machinery & Equipment — (0.2)%
Terex Corp.*	11,700	(219,258)
Wabtec Corp.	9,200	(366,988)

		(586,246)

Machinery – Construction & Mining — (0.5)%
Bucyrus International, Inc.	24,000	(1,138,800)

Media — (0.2)%
Liberty Global, Inc. (Class A Stock)*	22,900	(595,171)

Metal Fabricate/Hardware — (0.3)%
Commercial Metals Co.	16,500	(218,130)
Valmont Industries, Inc.	7,000	(508,620)

		(726,750)

Mining — (0.5)%
Royal Gold, Inc.	25,500	(1,224,000)

Miscellaneous Manufacturers — (0.1)%
Textron, Inc.	14,900	(252,853)

Oil & Gas Equipment & Services — (0.1)%
TETRA Technologies, Inc.*	38,500	(349,580)

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

SECURITIES SOLD SHORT (continued)	Shares	Value (Note 2)
Oil & Gas Services — (0.7)%
Baker Hughes, Inc.	5,300	$(220,321)
Superior Energy Services, Inc.*	36,300	(677,721)
Weatherford International Ltd. (Switzerland)*	65,300	(858,042)

		(1,756,084)

Oil, Gas & Consumable Fuels — (3.2)%
Comstock Resources, Inc.*	35,200	(975,744)
Denbury Resources, Inc.*	72,600	(1,062,864)
EOG Resources, Inc.	7,100	(698,427)
EXCO Resources, Inc.	35,500	(518,655)
Exterran Holdings, Inc.*	45,700	(1,179,517)
Frontier Oil Corp.	35,800	(481,510)
Holly Corp.	52,700	(1,400,766)
Nicor, Inc.	20,600	(834,300)
Petrohawk Energy Corp.*	60,000	(1,018,200)

		(8,169,983)

Pharmaceuticals — (0.5)%
BioMarin Pharmaceutical, Inc.*	48,200	(913,872)
Express Scripts, Inc.*	3,400	(159,868)
VCA Antech, Inc.*	7,300	(180,748)

		(1,254,488)

Real Estate Investment Trusts — (0.2)%
BRE Properties, Inc.	1,500	(55,395)
Essex Property Trust, Inc.	4,000	(390,160)
ProLogis	6,900	(69,897)

		(515,452)

Retail — (0.1)%
JC Penney Co., Inc.	5,000	(107,400)
Staples, Inc.	7,000	(133,350)

		(240,750)

Retail & Merchandising — (0.3)%
Brown & Brown, Inc.	29,900	(572,286)
Tiffany & Co.	1,600	(60,656)

		(632,942)

Savings & Loan
Capitol Federal Financial	3,100	(102,796)

Semiconductors — (1.3)%
Cree, Inc.*	4,000	(240,120)
MEMC Electronic Materials, Inc.*	101,800	(1,005,784)
Rambus, Inc.*	55,600	(974,112)
Rovi Corp.*	29,500	(1,118,345)

		(3,338,361)

Semiconductors & Semiconductor Equipment — (0.5)%
Altera Corp.	39,800	(987,438)
International Rectifier Corp.*	20,200	(375,922)

		(1,363,360)

SECURITIES SOLD SHORT (continued)	Shares	Value (Note 2)
Software — (1.5)%
Compuware Corp.*	116,500	$(929,670)
Red Hat, Inc.*	42,200	(1,221,268)
salesforce.com, Inc.*	16,600	(1,424,612)
Solera Holdings, Inc.	5,900	(213,580)

		(3,789,130)

Telecommunications — (1.4)%
Ciena Corp.*	69,200	(877,456)
Polycom, Inc.*	48,000	(1,429,920)
SBA Communications Corp. (Class A Stock)*	32,800	(1,115,528)

		(3,422,904)

Transportation — (0.7)%
Alexander & Baldwin, Inc.	8,500	(253,130)
Con-Way, Inc.	6,500	(195,130)
UTi Worldwide, Inc. (British Virgin Islands)	77,400	(958,212)
Werner Enterprises, Inc.	18,500	(404,965)

		(1,811,437)

TOTAL SECURITIES SOLD SHORT (proceeds received $77,087,360)		(74,031,477)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 102.4% (cost $265,832,287)		259,629,808
Other liabilities in excess of other assets(x) — (2.4)%		(6,018,711)

NET ASSETS — 100.0%		$253,611,097

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Represents securities, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Depreciation
Long Positions:
18	Mid 400 E-Mini	Sep 10	$1,351,685	$1,278,000	$(73,685)
99	S&P 500 Mini	Sep 10	5,381,244	5,081,670	(299,574)

					$(373,259)

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$322,056,529	$—	$—
U.S. Treasury Obligations	—	1,053,990	—
Affiliated Money Market Mutual Fund	10,550,766	—	—
Securities Sold Short – Common Stocks	(74,031,477)	—	—
Other Financial Instruments*
Futures	(373,259)	—	—

Total	$258,202,559	$1,053,990	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:
Oil, Gas & Consumable Fuels	12.5%
Pharmaceuticals	6.1
Computers & Peripherals	5.9
Semiconductors	4.7
Insurance	4.5
Affiliated Money Market Mutual Fund	4.2
Aerospace & Defense	3.8
Retail	3.4
Media	3.3
Chemicals	3.0
Diversified Financial Services	2.9
Diversified Telecommunication Services	2.9
Commercial Services	2.7
Commercial Banks	2.7
Computer Services & Software	2.6
Telecommunications	2.6
Financial Services	2.5
Transportation	2.4
Retail & Merchandising	2.4
Biotechnology	2.3
Miscellaneous Manufacturers	2.1
Foods	2.1
Consumer Products & Services	2.1
Internet Services	2.0
Software	2.0
Food & Staples Retailing	2.0
Real Estate Investment Trusts	1.9
Electric	1.8
Electronics	1.8
Healthcare Products	1.8
Financial – Bank & Trust	1.8
Healthcare Services	1.6
Beverages	1.6
Machinery & Equipment	1.6
Metals & Mining	1.5
Distribution/Wholesale	1.5

Internet	1.3%
Conglomerates	1.1
Auto Parts & Equipment	1.1
Household Durables	0.9
Utilities	0.8
Household Products	0.8
Healthcare Equipment & Supplies	0.8
Machinery	0.8
Tobacco	0.8
Medical Supplies & Equipment	0.8
Life Science Tools & Services	0.7
Automobile Manufacturers	0.7
Oil & Gas Services	0.7
Building Materials	0.6
IT Services	0.6
Healthcare Providers & Services	0.6
Banks	0.5
Hotels, Restaurants & Leisure	0.5
Iron/Steel	0.5
Mining	0.5
Agriculture	0.5
Apparel	0.5
Gas Utilities	0.4
U.S. Treasury Obligations	0.4
Printing & Publishing	0.4
Containers & Packaging	0.4
Real Estate	0.4
Building & Construction	0.4
Electronic Components	0.4
Building Products	0.4
Communication Equipment	0.4
Multi-Line Retail	0.4
Retail Apparel	0.3
Multi-Utilities	0.3
Commercial Services & Supplies	0.3
Farming & Agriculture	0.3
Gas	0.3
Environmental Control	0.3
Electric Utilities	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

Industry (continued)
Schools	0.3%
Specialty Retail	0.2
Automotive Parts	0.2
Office Electronics	0.2
Computers	0.2
Airlines	0.2
Lodging	0.2
Savings & Loan	0.2
Coal	0.2
Semiconductors & Semiconductor Equipment	0.1
Wireless Telecommunication Services	0.1
Metal Fabricate	0.1
Forest & Paper Products	0.1
Paper & Forest Products	0.1
Pipelines	0.1
Electronic Components & Equipment	0.1
Toys	0.1
Financial – Brokerage	0.1

131.6
Securities Sold Short	(29.2)
Other liabilities in excess of other assets	(2.4)

100.0%

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value:
Unaffiliated investments (cost $332,368,881)	$323,110,519
Affiliated investments (cost $10,550,766)	10,550,766
Cash	112,171
Deposit with broker	75,222
Receivable for investments sold	17,659,839
Dividends and interest receivable	417,303
Prepaid expenses	305

Total Assets	351,926,125

LIABILITIES:
Securities sold short, at value (proceeds received $77,087,360)	74,031,477
Payable for investments purchased	21,744,396
Payable for fund share repurchased	1,834,411
Due to broker-variation margin	491,943
Advisory fees payable	117,817
Dividends payable on securities sold short	48,300
Accrued expenses and other liabilities	44,704
Shareholder servicing fees payable	1,438
Affiliated transfer agent fee payable	542

Total Liabilities	98,315,028

NET ASSETS	$253,611,097

Net assets were comprised of:
Paid-in capital	$381,156,808
Retained earnings	(127,545,711)

Net assets, June 30, 2010	$253,611,097

Net asset value and redemption price per share, $253,611,097 / 27,829,023 outstanding shares of beneficial interest	$9.11

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due to broker-variation margin	$373,259	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(408,895)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(418,674)

For the six months ended June 30, 2010, the Portfolio’s average value at trade date for futures long position was $7,191,000.

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income	$3,145,708
Affiliated dividend income	7,061
Unaffiliated interest income	853

3,153,622

EXPENSES
Advisory fees	1,391,899
Broker fees and expenses on short sales	335,809
Dividends on securities sold short	253,735
Shareholder servicing fees and expenses	139,190
Custodian and accounting fees	48,000
Audit fee	18,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Shareholders’ reports	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	3,000
Insurance expenses	2,000
Miscellaneous	2,832

Total expenses	2,214,465

NET INVESTMENT INCOME	939,157

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	20,285,083
Futures transactions	(408,895)
Short sales transactions	(11,364,857)

8,511,331

Net change in unrealized appreciation (depreciation) on:
Investments	(41,656,385)
Futures	(418,674)
Short sales	13,362,184

(28,712,875)

NET LOSS ON INVESTMENTS	(20,201,544)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,262,387)

STATEMENT OF CASH FLOWS

(Unaudited)

Six Months Ended June 30, 2010

INCREASE (DECREASE) IN CASH
CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES:
Interest and dividends received	$3,237,046
Operating expenses paid	(1,642,111)
Dividends paid on securities sold short	(269,641)
Broker fees and expense on short sales	(335,809)
Purchases of long-term portfolio investments	(118,769,289)
Net proceeds from disposition of short-term portfolio investments	1,116,257
Proceeds from disposition of long-term portfolio investments	129,854,541
Net payments from cover of short sales	(4,621,284)
Net payment for futures transactions	(399,842)
Decrease in other assets	938

NET CASH PROVIDED FROM OPERATING ACTIVITIES	8,170,806

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	35,520,173
Payment of shares redeemed	(38,521,245)

NET CASH PROVIDED BY FINANCING ACTIVITIES	(3,001,072)

Net change in cash	5,169,734
Payable to custodian at beginning of period	(5,057,563)

CASH AT END OF PERIOD	$112,171

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$939,157	$1,901,793
Net realized gain (loss) on investment transactions	8,511,331	(43,762,227)
Net change in unrealized appreciation (depreciation) on investments	(28,712,875)	87,727,880

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,262,387)	45,867,446

DISTRIBUTIONS	(1,889,935)	(3,845,559)

FUND SHARE TRANSACTIONS:
Fund share sold [3,515,291 and 8,334,116 shares, respectively]	35,427,854	69,957,548
Fund share issued in reinvestment of distributions [194,638 and 463,879 shares, respectively]	1,889,935	3,845,559
Fund share repurchased [4,105,689 and 4,649,782 shares, respectively]	(40,275,629)	(36,263,963)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(2,957,840)	37,539,144

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,110,162)	79,561,031
NET ASSETS:
Beginning of period	277,721,259	198,160,228

End of period	$253,611,097	$277,721,259

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 98.4%
ASSET-BACKED SECURITIES — 2.2%
Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A(g)
4.06%	05/16/16	A2	$405	$410,695
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	Baa3	380	390,447
Series 2010-2, Class B
2.73%	03/09/15	Aa1	245	246,532
Cabela’s Master Credit Card Trust,
Series 2006-3A, Class B, 144A(g)
0.55%(c)	10/15/14	Baa2	415	415,739
Capital Auto Receivables Asset Trust,
Series 2007-SN2, Class A4, 144A(g)
1.38%(c)	05/16/11	Aaa	192	191,877
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	A3	18	9,662
Series 2003-1, Class 1A6
4.458%	03/25/14	Aa2	239	221,797
Citibank Credit Card Issuance Trust,
Series 2009-A2, Class A2
1.90%(c)	05/15/14	Aaa	425	434,818
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	285	288,141
CNH Wholesale Master Note Trust,
Series 2009-1A, Class A, 144A(g)
2.05%(c)	07/15/15	AAA(d)	474	478,538
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42%	03/01/15	Aaa	425	467,710
Discover Card Master Trust I,
Series 2005-4, Class A2
0.44%(c)	06/16/15	Aaa	435	431,130
Fannie Mae,
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	18	4,188
Series 2004-21, Class AC
4.00%	05/25/16	Aaa	109	110,078
Series 2005-57, Class PA(g)
5.50%	05/25/27	Aaa	35	34,851
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class C, 144A(g)
4.99%	02/15/17	A2	190	195,576
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	73	1,563
Series 2627, Class IE, IO(g)
4.50%	04/15/18	Aaa	23	1,498
Series 2686, Class JG
5.50%	04/15/28	Aaa	36	36,399
Series 3195, Class PN
6.50%	08/15/30	Aaa	235	241,829
Series R003, Class VA
5.50%	08/15/16	Aaa	478	512,468

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A
3.69%	07/15/15	Aaa	$621	$645,219
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.407%(c)	11/25/36	Aaa	24	22,915
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	241	250,947
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	69	70,415
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.64%(c)	10/15/13	Baa1	210	207,389
Navistar Financial Corp. Owner Trust,
Series 2010-A, Class B, 144A(g)
4.17%	10/20/14	Aa2	330	331,941
SLM Student Loan Trust,
Series 2008-4, Class A2
1.366%(c)	07/25/16	Aaa	450	457,732
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aa3	647	657,474

TOTAL ASSET-BACKED SECURITIES (cost $7,631,641)				7,769,568

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	260	273,499
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	500	524,332
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	491	496,685
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83%	08/15/38	AAA(d)	935	980,478
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	760	786,387
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	600	626,855
Series 2006-PW13, Class A4
5.54%	09/11/41	AAA(d)	408	425,623
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class AAB
5.608%	10/15/48	Aaa	475	511,426
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
6.01%(c)	12/10/49	Aaa	700	723,513
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	675	663,372
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	538	550,794

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	$328	$332,462
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	937	978,703
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa	825	873,048
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347%	11/15/38	Aaa	298	307,492
Morgan Stanley Capital I,
Series 2008-T29, Class A4
6.458%(c)	01/11/43	AA(d)	608	658,695
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	Aaa	436	463,998

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,520,932)				10,177,362

CORPORATE OBLIGATIONS — 16.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc.,
Sr. Unsec’d. Notes
10.00%	07/15/17	Ba3	125	137,812
Lamar Media Corp.,
Gtd. Notes
6.625%	08/15/15	B2	302	289,165

				426,977

Aerospace — 0.1%
United Technologies Corp.,
Sr. Unsec’d. Notes
5.375%	12/15/17	A2	70	80,237
5.70%	04/15/40	A2	140	156,288

				236,525

Airlines — 0.1%
Continental Airlines, Inc.,
Pass-Through Certificates
7.25%	11/10/19	Baa2	60	63,600
9.00%	07/08/16	Baa2	152	165,155
Delta Air Lines, Inc.,
Pass-Through Certificates
7.75%	12/17/19	Baa2	74	79,673
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17	Baa3	140	142,069

				450,497

Apparel — 0.1%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A(a)(g)
7.625%	05/15/20	B2	250	245,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Automobile Manufacturers
Fiat Finance North America, Inc.,
Gtd. Notes, MTN
5.625%	06/12/17	Baa3	EUR	100	$117,394

Automotive Parts & Equipment
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
5.00%	03/30/20	Baa2		$100	105,104

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	01/15/20	Baa2		290	312,502
Gtd. Notes, 144A(g)
7.20%	01/15/14	Baa2		136	156,378

					468,880

Biotechnology — 0.1%
Life Technologies Corp.,
Sr. Unsec’d. Notes
4.40%	03/01/15	Ba1		120	124,125
Talecris Biotherapeutics Holdings Corp.,
Gtd. Notes, 144A(g)
7.75%	11/15/16	B1		200	212,000

					336,125

Broadcasting — 0.2%
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A(g)
6.25%	06/01/18	Baa2		240	267,614
Discovery Communications LLC,
Gtd. Notes
3.70%	06/01/15	Baa2		155	158,913
5.625%	08/15/19(a)	Baa2		145	156,960

					583,487

Business Services — 0.1%
Manpower, Inc.,
Sr. Unsec’d. Notes, MTN
4.75%	06/14/13	Baa2	EUR	150	185,975

Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
6.875%	05/01/18	B1		375	381,562
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.55%	05/15/19	Baa3		210	257,064

					638,626

Computer Services & Software — 0.1%
Brocade Communications Systems, Inc.,
Sr. Sec’d. Notes, 144A(a)(g)
6.875%	01/15/20	Ba2		100	99,250
Education Management LLC/Education Management Finance Corp.,
Gtd. Notes
8.75%	06/01/14	B2		350	349,125

					448,375

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Consumer Products & Services — 0.1%
ARAMARK Corp.,
Gtd. Notes
3.844%(c)	02/01/15	B3	$298	$274,160
Scotts Miracle-Gro Co. (The),
Gtd. Notes
7.25%	01/15/18	B1	125	126,094

				400,254

Containers & Packaging — 0.1%
Ball Corp.,
Gtd. Notes
7.125%	09/01/16	Ba1	125	130,781
7.375%	09/01/19	Ba1	75	78,000
Solo Cup Co./Solo Cup Operating Corp.,
Sr. Sec’d. Notes
10.50%	11/01/13	B2	125	129,219

				338,000

Distribution/Wholesale
3M Co.,
Sr. Unsec’d. Notes, MTN
5.70%	03/15/37	Aa2	130	148,626

Diversified Operations — 0.1%
Cooper US, Inc.,
Gtd. Notes
6.10%	07/01/17	A3	210	240,199

Electric — 0.2%
FirstEnergy Solutions Corp.,
Gtd. Notes
4.80%	02/15/15	Baa2	155	162,191
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.50%	12/15/10	Baa1	200	203,153
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.70%	05/15/20	Baa1	170	176,893

				542,237

Electronic Components & Equipment — 0.1%
Emerson Electric Co.,
Sr. Unsec’d. Notes
5.25%	11/15/39	A2	235	251,157

Entertainment & Leisure — 0.3%
Harrah’s Operating Co., Inc.,
Sr. Sec’d. Notes
11.25%	06/01/17	Caa1	350	368,375
MGM Mirage, Inc.,
Sr. Sec’d. Notes, 144A(g)
9.00%	03/15/20	B1	200	205,500
Regal Cinemas Corp.,
Gtd. Notes
8.625%	07/15/19	B2	150	150,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
First Mortgage, 144A(g)
7.875%	11/01/17	Ba2	250	253,125

				977,750

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Environmental Services — 0.1%
Waste Management, Inc.,
Gtd. Notes
6.10%	03/15/18		Baa3		$405	$461,604

Farming & Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15		Baa1		115	117,170
9.25%	08/06/19	(a)	Baa1		260	324,508
Bunge NA Finance LP,
Gtd. Notes
5.90%	04/01/17		Baa2		315	336,137

						777,815

Financial – Bank & Trust — 1.6%
Bank of America Corp.,
Sr. Notes
5.625%	07/01/20		A2		100	100,794
Sr. Unsec’d. Notes
7.375%	05/15/14		A2		315	353,040
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18		A2		645	661,004
Sub. Notes, MTN
4.00%(c)	03/28/18		Aa3	EUR	500	554,729
Unsec’d. Notes(a)
6.50%	08/01/16		A2		655	708,855
BB&T Capital Trust II,
Ltd. Gtd. Notes
6.75%	06/07/36		A1		150	148,819
BB&T Corp.,
Sr. Unsec’d. Notes
5.70%	04/30/14		A1		235	258,068
Capital One Capital IV,
Ltd. Gtd. Notes
6.745%(c)	02/05/82		Baa1		350	292,250
FIA Card Services NA,
Sub. Notes
7.125%	11/15/12		A1		80	87,109
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.25%	05/01/13		Baa1		270	293,752
Sub. Notes
8.25%	03/01/38		Baa2		190	213,015
International Lease Finance Corp.,
Sr. Unsec’d. Notes, 144A(g)
8.625%	09/15/15		B1		375	355,313
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13		B1		200	185,500
Northern Trust Co. (The),
Sub. Notes
4.60%	02/01/13		A1		155	165,391
Northern Trust Corp.,
Sr. Unsec’d. Notes
5.50%	08/15/13		A1		65	72,323
PNC Funding Corp.,
Bank Gtd. Notes
5.625%	02/01/17		Baa1		195	207,455

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Financial – Bank & Trust (continued)
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.75%	06/15/15	Baa3		$65	$64,589
Wachovia Corp.,
Sr. Unsec’d. Notes
5.75%	02/01/18	A1		410	449,175
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15	Aa3		300	313,982

					5,485,163

Financial – Brokerage — 0.1%
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.875%	06/08/14	Baa2		126	133,242
6.25%	01/15/36	Baa2		250	223,762

					357,004

Financial Services — 4.2%
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13	A2		205	224,297
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
3.75%	03/16/11	A1	EUR	50	62,007
6.25%	07/16/13	A1	EUR	100	136,567
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.30%	06/28/19	A3		45	53,164
CEDC Finance Corp. International, Inc.,
Sr. Sec’d. Notes, 144A(g)
9.125%	12/01/16	B1		175	168,875
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.00%	08/02/19	A3	EUR	150	179,400
5.50%	08/27/12	A3		230	239,745
5.50%	04/11/13	A3		340	353,431
5.50%	10/15/14(a)	A3		180	185,061
6.50%	08/19/13	A3		425	452,700
Sr. Unsec’d. Notes, MTN
3.50%	08/05/15	Aa3	EUR	270	320,908
6.40%	03/27/13	Aa3	EUR	80	104,759
Sub. Notes
4.75%(c)	02/10/19	A1	EUR	70	78,150
Unsec’d. Notes
8.50%	05/22/19	A3		265	315,913
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A(g)
6.113%	01/15/40	A2		283	310,608
ERAC USA Finance LLC,
Gtd. Notes, 144A(g)
5.25%	10/01/20	Baa2		125	126,314
General Electric Capital Corp.,
Sr. Unsec’d. Notes
3.75%	11/14/14	Aa2		1,000	1,022,983
General Motors Acceptance Corp., Inc.,
Gtd. Notes, 144A(a)(g)
8.00%	03/15/20	B3		275	268,812

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Financial Services (continued)
Goldman Sachs Group, Inc. (The),
Gtd. Notes
4.50%	01/30/17	Aa3	EUR	400	$477,730
6.345%	02/15/34	A1		$205	183,942
Sr. Notes
6.00%	06/15/20	A1		105	108,269
Sr. Unsec’d. Notes
3.75%	02/04/13	Aa3	EUR	100	121,927
6.15%	04/01/18	A1		1,020	1,068,467
7.50%	02/15/19(a)	A1		490	547,712
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes, 144A(g)
7.75%	01/15/16	Ba3		300	291,750
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.75%	05/01/13	Aa3		410	437,390
6.00%	01/15/18	Aa3		370	408,567
6.30%	04/23/19	Aa3		795	897,949
Sr. Unsec’d. Notes, MTN
4.375%	01/30/14	Aa2	EUR	50	64,551
Sub. Notes, MTN
4.375%(c)	11/12/19	Aa3	EUR	300	372,137
JPMorgan Chase Capital XXII,
Ltd. Gtd. Notes
6.45%	02/02/87	Aa3		195	184,065
JPMorgan Chase Capital XXVII,
Ltd. Gtd. Notes
7.00%	11/01/39	A2		220	223,726
LBI Escrow Corp.,
Sr. Sec’d. Notes, 144A(a)(g)
8.00%	11/01/17	Ba3		225	231,750
Mellon Funding Corp.,
Gtd. Notes
6.375%	11/08/11	Aa2	GBP	250	393,997
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
5.45%	02/05/13	A2		260	272,750
Sr. Unsec’d. Notes, MTN
4.45%	01/31/14	A2	EUR	200	249,880
Morgan Stanley,
Sr. Notes
4.50%	10/29/14	A2	EUR	400	487,166
Sr. Unsec’d. Notes
4.20%	11/20/14	A2		480	473,970
5.125%	11/30/15	A1	GBP	150	222,071
6.50%	12/28/18	A2	EUR	100	128,257
7.30%	05/13/19	A2		700	752,793
Sr. Unsec’d. Notes, MTN
6.00%	04/28/15	A2		400	418,030
New York Life Global Funding,
Sr. Unsec’d. Notes, MTN
4.375%	01/19/17	Aaa	EUR	150	191,435
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Sr. Unsec’d. Notes, 144A(g)
9.25%	04/01/15	Caa2		350	357,000
SLM Corp.,
Sr. Unsec’d. Notes, MTN
5.125%	08/27/12	Ba1		65	64,032

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Financial Services (continued)
8.45%	06/15/18	Ba1		$130	$119,965
Teco Finance, Inc.,
Gtd. Notes
5.15%	03/15/20	Baa3		130	135,501

					14,490,473

Food — 0.1%
Ahold Finance USA LLC,
Gtd. Notes, MTN
5.875%	03/14/12	Baa3	EUR	100	129,403
6.50%	03/14/17	Baa3	GBP	100	166,501
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.50%	02/09/40	Baa2		170	190,116

					486,020

Healthcare Services — 0.2%
Capella Healthcare, Inc.,
Gtd. Notes, 144A(g)
9.25%	07/01/17	B3		175	176,750
US Oncology, Inc.,
Sr. Sec’d. Notes
9.125%	08/15/17	Ba3		150	154,125
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.00%	01/15/11	Baa1		200	203,904

					534,779

Holding Company – Diversified
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A(g)
7.75%	10/15/16	B1		125	122,187

Home Builders — 0.1%
MDC Holdings, Inc.,
Gtd. Notes
5.50%	05/15/13	Baa3		350	362,761

Insurance — 0.7%
Ace INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17	A3		110	120,445
Aflac, Inc.,
Sr. Unsec’d. Notes
6.90%	12/17/39	A2		170	176,714
8.50%	05/15/19	A2		255	306,810
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.45%	05/16/19	A3		135	159,106
Genworth Financial, Inc.,
Sr. Unsec’d. Notes
7.70%	06/15/20	Baa3		40	39,957
8.625%	12/15/16	Baa3		110	117,305
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.30%	06/15/15	Baa2		30	30,513
MetLife, Inc.,
Sr. Unsec’d. Notes
6.75%	06/01/16	A3		135	152,732

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Insurance (continued)
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, MTN
4.625%	05/16/17	Aa2	EUR	150	$191,780
NLV Financial Corp.,
Sr. Notes, 144A(g)
7.50%	08/15/33	Baa2		$145	126,949
Pacific LifeCorp,
Sr. Notes, 144A(g)
6.00%	02/10/20	Baa1		210	222,854
PartnerRe Finance B LLC,
Gtd. Notes
5.50%	06/01/20	A2		120	115,969
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36	A3		175	163,869
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.00%	07/15/18	Baa3		115	122,215
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
6.45%	11/15/19	Baa1		95	101,533
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A(g)
0.542%(c)	10/06/13	A1		285	276,454

					2,425,205

Machinery & Equipment — 0.1%
Case New Holland, Inc.,
Gtd. Notes
7.75%	09/01/13	Ba3		250	255,625
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.25%	09/01/19	Baa3		150	166,298

					421,923

Manufacturing — 0.1%
GE Capital Trust IV,
Sub. Notes
4.625%(c)	09/15/66	Aa3	EUR	250	235,396
Koppers, Inc.,
Gtd. Notes
7.875%	12/01/19	B1		140	141,400

					376,796

Media — 0.8%
CBS Corp.,
Gtd. Notes
5.75%	04/15/20	Baa3		85	91,233
CCO Holdings LLC/CCO Holdings Capital Corp.,(g)
Gtd. Notes, 144A
7.875%	04/30/18	B2		125	125,625
8.125%	04/30/20(a)	B2		50	51,125
Comcast Corp.,
Gtd. Notes
5.70%	05/15/18	Baa1		365	401,225
DIRECTIV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.875%	10/01/19	Baa3		270	294,944

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Media (continued)
DIRECTV Holdings LLC,
Gtd. Notes
3.55%	03/15/15	Baa3	$160	$161,062
NBC Universal, Inc.,
Sr. Unsec’d. Notes, 144A(g)
5.15%	04/30/20	Baa2	405	422,410
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa1	170	177,298
Sinclair Broadcast Group, Inc.,
Gtd. Notes
8.00%	03/15/12	Caa1	73	71,266
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A(g)
9.25%	11/01/17	B2	300	303,000
TCM Sub LLC,
Gtd. Notes, 144A(g)
3.55%	01/15/15	Baa1	170	173,819
Time Warner Cable, Inc.,
Gtd. Notes
5.40%	07/02/12	Baa2	365	389,884

				2,662,891

Medical Supplies & Equipment — 0.1%
AmerisourceBergen Corp.,
Gtd. Notes
4.875%	11/15/19	Baa3	165	170,950

Metals & Mining — 0.3%
Arch Coal, Inc.,
Gtd. Notes, 144A(g)
8.75%	08/01/16	B1	125	130,313
Cliffs Natural Resources, Inc.,
Sr. Unsec’d. Notes
5.90%	03/15/20	Baa3	25	26,809
CONSOL Energy, Inc.,
Gtd. Notes, 144A(g)
8.00%	04/01/17	B1	225	232,312
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Ba2	248	272,800
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.25%	04/15/18	B2	175	171,937
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.375%	04/16/20	Baa2	25	25,058

				859,229

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2	85	90,606
6.35%	05/15/18	Baa2	275	306,744

				397,350

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil & Gas — 1.2%
Boardwalk Pipelines LP,
Gtd. Notes
5.75%	09/15/19	Baa2		$190	$198,957
Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2		60	62,040
Denbury Resources, Inc.,
Gtd. Notes
8.25%	02/15/20	B1		374	390,830
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.15%	09/01/14	Baa1		115	119,384
5.70%	10/15/39	Baa1		205	184,609
5.875%	05/01/19	Baa1		55	57,004
Enterprise Products Operating LLC,
Gtd. Notes
5.25%	01/31/20	Baa3		35	36,033
6.30%	09/15/17	Baa3		115	128,642
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/17	A3		150	168,884
Hess Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/40	Baa2		255	263,631
7.875%	10/01/29	Baa2		130	159,966
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.00%	10/01/17	Baa1		235	262,574
6.60%	10/01/37	Baa1		85	92,882
Motiva Enterprises LLC,
Sr. Unsec’d. Notes, 144A(g)
6.85%	01/15/40	A2		70	80,001
Nabors Industries, Inc.,
Gtd. Notes
6.15%	02/15/18	Baa1		130	139,388
9.25%	01/15/19	Baa1		40	49,178
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18	Baa1		470	492,365
6.25%	08/05/13	Baa1	EUR	100	129,928
6.375%	08/05/16	Baa1	EUR	200	261,690
Gtd. Notes, MTN
7.50%	12/18/13	Baa1	GBP	160	255,790
Penn Virginia Corp.,
Sr. Notes
10.375%	06/15/16	B2		100	106,500
Sempra Energy,
Sr. Unsec’d. Notes
6.00%	10/15/39	Baa1		145	153,851
Southern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17	Baa3		60	63,568
Sunoco, Inc.,
Sr. Unsec’d. Notes
9.625%	04/15/15	Baa3		62	73,489
Tesoro Corp.,
Gtd. Notes(a)
9.75%	06/01/19	Ba1		125	129,687

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil & Gas (continued)
Valero Energy Corp.,
Gtd. Notes
6.125%	06/15/17	Baa2	$205	$217,710

				4,278,581

Paper & Forest Products — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A(g)
7.125%	01/15/17	Ba3	280	285,600

Pharmaceuticals — 0.2%
Express Scripts, Inc.,
Gtd. Notes
6.25%	06/15/14	Baa3	150	169,833
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes, 144A(g)
4.90%	11/01/19	Baa1	155	163,900
Valeant Pharmaceuticals International,
Gtd. Notes
8.375%	06/15/16	Ba3	460	519,800

				853,533

Pipelines — 0.4%
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.50%	08/15/19	Baa2	160	165,787
6.05%	01/15/18	Baa2	115	127,148
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes
8.875%	02/15/18	B3	250	249,687
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3	60	63,757
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.20%	03/15/20	Baa2	40	41,216
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.75%	01/15/20	Baa3	200	206,660
6.50%	05/01/18	Baa3	85	93,549
Southeast Supply Header LLC,
Sr. Notes, 144A(g)
4.85%	08/15/14	Baa3	130	136,454
Williams Partners LP,
Sr. Unsec’d. Notes, 144A(g)
6.30%	04/15/40	Baa3	170	170,801

				1,255,059

Real Estate — 0.2%
AMB Property LP,
Gtd. Notes
6.625%	12/01/19	Baa1	125	134,698
Duke Realty LP,
Sr. Unsec’d. Notes
6.25%	05/15/13	Baa2	170	181,183
ERP Operating LP,
Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1	150	160,487

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Real Estate (continued)
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17	Baa2	$85	$89,604
WEA Finance LLC,
Gtd. Notes, 144A(g)
7.50%	06/02/14	A2	105	118,993

				684,965

Real Estate Investment Trusts — 0.3%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
6.125%	11/01/12	Baa1	98	106,069
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
5.90%	04/01/20	Baa1	20	21,134
6.00%	07/15/12	Baa1	110	117,784
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2	150	143,620
Kilroy Realty LP,
Gtd. Notes, 144A(g)
6.625%	06/01/20	Baa3	160	163,062
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
7.75%	08/15/19	Baa2	50	58,756
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2	190	184,125
Simon Property Group LP,
Sr. Unsec’d. Notes
4.20%	02/01/15	A3	30	30,828
5.30%	05/30/13	A3	40	43,033
5.75%	12/01/15	A3	285	313,317

				1,181,728

Retail & Merchandising — 0.4%
GameStop Corp./GameStop, Inc.,
Gtd. Notes
8.00%	10/01/12	Ba1	75	77,062
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1	210	233,733
JC Penney Co., Inc.,
Sr. Unsec’d. Notes
5.65%	06/01/20	Ba1	55	53,763
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
9.00%	08/01/12	Ba1	180	198,225
Limited Brands, Inc.,
Gtd. Notes
8.50%	06/15/19	Ba2	150	161,625
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Ba1	140	143,150
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.75%	05/01/20	Baa2	80	82,853

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Retail & Merchandising (continued)
QVC, Inc.,
Sr. Sec’d. Notes, 144A(g)
7.50%	10/01/19	Ba2		$360	$353,700

					1,304,111

Software
Dun & Bradstreet Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/11	A-(d)		155	159,713

Telecommunications — 1.1%
American Tower Corp.,
Sr. Unsec’d. Notes
4.625%	04/01/15	Baa3		150	156,036
7.25%	05/15/15(a)	Baa3		186	212,040
AT&T, Inc.,
Sr. Unsec’d. Notes
5.80%	02/15/19(a)	A2		675	759,944
5.875%	04/28/17	A2	GBP	100	165,232
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
8.50%	11/15/18	A2		185	240,526
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A(g)
12.00%	12/01/15	Caa1		400	396,500
NII Capital Corp.,
Gtd. Notes
10.00%	08/15/16	B1		225	236,812
PAETEC Holding Corp.,
Gtd. Notes
8.875%	06/30/17	B1		200	200,000
SBA Telecommunications, Inc.,
Gtd. Notes, 144A(g)
8.00%	08/15/16	Ba3		435	450,225
8.25%	08/15/19	Ba3		50	52,625
Sprint Nextel Corp.,
Sr. Unsec’d. Notes(a)
8.375%	08/15/17	Ba3		200	200,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.90%	04/15/38	A3		220	257,116
Verizon Virginia, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/13	Baa1		185	195,349
Viasat, Inc.,
Gtd. Notes
8.875%	09/15/16	B1		125	127,188

					3,649,593

Tobacco — 0.1%
Reynolds American, Inc.,
Gtd. Notes
7.25%	06/01/13	Baa3		245	269,527

Utilities — 1.2%
AGL Capital Corp.,
Gtd. Notes
5.25%	08/15/19	Baa1		125	132,212

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Utilities (continued)
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A(g)
6.75%	10/15/39	Baa3	$160	$156,701
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2	170	183,827
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2	290	334,020
Black Hills Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/13	Baa3	190	206,510
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
7.25%	09/01/10	Ba1	190	191,525
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
6.75%	04/01/38	A3	140	170,624
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14	A3	170	190,122
Duke Energy Carolinas LLC,
First Mortgage
5.30%	02/15/40	A1	165	174,074
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2	290	282,168
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.25%	10/01/39	A3	150	160,229
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	11/15/39	A3	250	273,615
Nevada Power Co.,
General Ref. Mortgage
6.65%	04/01/36	Baa3	125	142,133
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14	B1	175	177,406
7.375%	02/01/16(a)	B1	250	248,750
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.35%	02/15/38	A3	255	297,125
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.15%	12/01/19	Baa1	100	105,303
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
5.375%	11/01/39	A2	265	283,852
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa1	230	253,801
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17	Baa1	170	183,176

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Utilities (continued)
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa1		$145	$154,328

					4,301,501

TOTAL CORPORATE OBLIGATIONS (cost $54,483,623)					55,757,249

FOREIGN BONDS — 52.4%
Australia — 0.6%
Coca-Cola Amatil Ltd.,
Gtd. Notes, 144A(g)
3.25%	11/02/14	A3		125	126,965
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, 144A(g)
3.75%	10/15/14	Aa1		145	149,064
Sub. Notes, MTN
5.50%	08/06/19	Aa2	EUR	150	200,099
National Australia Bank Ltd.,
Sr. Unsec’d. Notes, MTN
5.375%	12/08/14	Aa1	GBP	100	162,344
Sub. Notes, MTN
4.50%(c)	06/23/16	Aa2	EUR	150	186,111
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.875%	07/15/13	Baa1		205	224,609
8.95%	05/01/14	Baa1		75	90,970
Wesfarmers Ltd.,
Sr. Unsec’d. Notes, MTN
3.875%	07/10/15	Baa1	EUR	100	125,904
Westfield Europe Finance PLC/WEA Finance LLC,
Gtd. Notes
3.625%	06/27/12	A2	EUR	100	124,093
Westpac Banking Corp.,
Sr. Unsec’d. Notes
4.875%	11/19/19	Aa1		320	330,484
Sr. Unsec’d. Notes, MTN
4.875%	09/28/12	Aa1	EUR	150	194,436
5.00%	10/21/19	Aa1	GBP	50	76,381
Woodside Finance Ltd.,
Gtd. Notes, 144A(g)
4.50%	11/10/14	Baa1		70	71,394

					2,062,854

Austria — 0.2%
Republic of Austria,
Bonds
6.25%	07/15/27	Aaa	EUR	236	383,416
Telekom Finanzmanagement GmbH,
Gtd. Notes
6.375%	01/29/16	A3	EUR	120	165,838

					549,254

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FORIEGN BONDS (continued)
Belgium — 0.5%
Anheuser-Busch InBev NV,
Gtd. Notes, MTN
8.625%	01/30/17	Baa2	EUR	125	$201,191
Belgium Government,
Bonds
5.00%	03/28/35	Aa1	EUR	863	1,213,990
Delhaize Group SA,
Gtd. Notes
5.625%	06/27/14	Baa3	EUR	200	264,280

					1,679,461

Bermuda — 0.2%
Bacardi Ltd.,
Gtd. Notes, MTN
7.75%	04/09/14	Baa1	EUR	150	212,786
Digicel Group Ltd.,
Sr. Unsec’d. Notes
8.875%	01/15/15	Caa2		$340	332,350

					545,136

Brazil — 1.3%
BR Malls International Finance,
Gtd. Notes
9.75%	11/29/49	BB-(d)		100	103,000
Brazil Notas do Tesouro Nacional, Series F,
Notes
10.00%	01/01/17	Baa3	BRL	581	291,211
10.00%	01/01/21	NR	BRL	4,162	2,006,857
Nota do Tesouro Nacional, Series F,
Notes
10.00%	01/01/14	Baa3	BRL	3,760	1,953,971
Telemar Norte Leste SA,
Sr. Unsec’d. Notes
9.50%	04/23/19	Baa2		100	119,750

					4,474,789

Canada — 5.3%
Canada Housing Trust,
Gov’t. Gtd. Notes
4.80%	06/15/12	Aaa	CAD	705	702,821
Canadian Government,
Bonds
3.50%	06/01/13	Aaa	CAD	1,045	1,027,468
4.00%	06/01/16	Aaa	CAD	654	662,570
5.25%	06/01/12	Aaa	CAD	964	971,498
5.75%	06/01/33	Aaa	CAD	551	683,343
Notes
3.75%	06/01/19	Aaa	CAD	8,032	7,981,449
4.25%	06/01/18	Aaa	CAD	72	74,098
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.25%	03/15/38	Baa2		225	245,594
Devon Financing Corp. ULC,
Gtd. Notes
7.875%	09/30/31	Baa1		130	165,114

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
Canada (continued)
EnCana Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/19	Baa2		$60	$68,502
6.50%	08/15/34	Baa2		230	256,301
Kinder Morgan Finance Co. ULC,
Gtd. Notes(a)
5.70%	01/05/16	Ba1		300	284,421
Petro-Canada,
Sr. Unsec’d. Notes
6.80%	05/15/38	Baa2		75	85,313
Placer Dome, Inc.,
Sr. Unsec’d. Notes
6.45%	10/15/35	Baa1		245	263,289
Province of Ontario,
Debs.
5.00%	03/08/14	Aa1	CAD	1,557	1,588,899
Province of Quebec,
Bonds
5.00%	12/01/38	Aa2	CAD	655	645,223
Royal Bank of Canada,
Covered Bonds
4.625%	01/22/18	Aaa	EUR	1,540	2,073,544
Teck Resources Ltd.,
Sr. Sec’d. Notes
10.25%	05/15/16	Baa3		85	100,300
10.75%	05/15/19	Baa3		35	42,886
Thomson Reuters Corp.,
Gtd. Notes
6.50%	07/15/18	Baa1		270	321,867
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A(g)
5.50%	11/16/11	Baa2		95	99,533

					18,344,033

Cayman Islands — 0.8%
Agile Property Holdings Ltd.,
Sr. Unsec’d. Notes
10.00%	11/14/16	Ba3		350	359,415
Allstate Life Funding LLC,
Sr. Sec’d. Notes, MTN
6.375%	01/17/11	Aa3	GBP	120	182,824
BES Finance Ltd.,
Bank Gtd. Notes, MTN
6.25%	05/17/11	A1	EUR	140	173,592
DP World Sukuk Ltd.,
Bonds
6.25%	07/02/17	Ba1		400	349,000
Embraer Overseas Ltd.,
Gtd. Notes
6.375%	01/15/20	Baa3		125	128,275
Fibria Overseas Finance Ltd.,
Gtd. Notes, 144A(g)
7.50%	05/04/20	Ba1		430	436,450
Odebrecht Finance Ltd.,
Gtd. Notes, 144A(g)
7.00%	04/21/20	Baa3		100	103,157

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
Cayman Islands (continued)
Pacific Life Funding LLC,
Sec’d. Notes, MTN
5.125%	01/20/15	Aa3	GBP	250	$392,665
Petrobras International Finance Co.,
Gtd. Notes
5.75%	01/20/20	Baa1		$75	75,074
5.875%	03/01/18	Baa1		240	247,004
7.875%	03/15/19	Baa1		65	74,370
Principal Financial Global Funding II LLC,
Sr. Sec’d. Notes, MTN
4.50%	01/26/17	Aa3	EUR	100	118,660
Voto-Votorantim Ltd.,
Gtd. Notes, 144A(g)
5.25%	04/28/17	Baa3	EUR	100	120,573

					2,761,059

Czech Republic — 0.1%
CEZ A/S,
Sr. Unsec’d. Notes
4.125%	10/17/13	A2	EUR	150	193,685

Denmark — 0.5%
Carlsberg Breweries A/S,
Sr. Unsec’d. Notes, MTN
6.00%	05/28/14	Baa3	EUR	200	273,182
7.25%	11/28/16	Baa3	GBP	50	86,561
Danske Bank A/S,
Jr. Sub. Notes, MTN
6.00%(c)	03/20/16	Aa2	EUR	100	123,354
Kingdom of Denmark,
Bonds
5.00%	11/15/13	Aaa	DKK	7,590	1,400,515

					1,883,612

France — 2.4%
Autoroutes du Sud de la France,
Sr. Unsec’d. Notes, MTN
7.375%	03/20/19	Baa1	EUR	100	155,885
Casino Guichard Perrachon SA,
Sr. Unsec’d. Notes, MTN
4.875%	04/10/14	BBB-(d)	EUR	100	129,806
6.375%	04/04/13	BBB-(d)	EUR	50	67,333
Cie de Saint-Gobain,
Sr. Unsec’d. Notes, MTN
8.25%	07/28/14	Baa2	EUR	150	217,423
Cie Generale de Geophysique-Veritas,
Gtd. Notes
9.50%	05/15/16	Ba3		200	203,000
Credit Agricole SA,
Sr. Sub. Notes, MTN
5.971%	02/01/18	Aa2	EUR	150	203,033
Sub. Notes
5.00%(c)	06/29/49	Aa2	GBP	350	392,201
Electricite de France,
Sr. Unsec’d. Notes, 144A(g)
6.95%	01/26/39	Aa3		135	162,713

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
France (continued)
French Government,
Bonds
5.75%	10/25/32	Aaa	EUR	2,896	$4,676,394
GDF Suez,
Sr. Unsec’d. Notes, MTN
5.625%	01/18/16	Aa3	EUR	50	69,843
HSBC France,
Sr. Unsec’d. Notes, MTN
4.875%	01/15/14	Aa3	EUR	100	132,372
Lafarge SA,
Sr. Unsec’d. Notes
6.15%	07/15/11	Baa3		$110	112,731
Sr. Unsec’d. Notes, MTN
7.625%	05/27/14	Baa3	EUR	150	202,567
Legrand SA,
Bonds
4.25%	02/24/17	BBB(d)	EUR	100	126,659
Novasep Holding SAS,
Sr. Sec’d. Notes, 144A(g)
9.75%	12/15/16	B3		275	270,187
Pernod-Ricard SA,
Sr. Unsec’d. Notes, MTN
7.00%	01/15/15	Ba1	EUR	100	132,059
PPR,
Sr. Unsec’d. Notes, MTN
8.625%	04/03/14	BBB-(d)	EUR	100	147,206
RCI Banque SA,
Sr. Unsec’d. Notes, MTN
8.125%	05/15/12	Baa2	EUR	100	131,913
Societe Generale,
Sr. Unsec’d. Notes, MTN
5.25%	03/28/13	Aa2	EUR	300	392,440
Suez Environnement SA,
Sr. Unsec’d. Notes, MTN
6.25%	04/08/19	A3	EUR	100	146,034
TPSA Eurofinance France SA,
Gtd. Notes, MTN
6.00%	05/22/14	A3	EUR	100	135,130
Veolia Environnement,
Sr. Unsec’d. Notes, MTN
4.875%	05/28/13	A3	EUR	200	262,743

					8,469,672

Germany — 6.7%
BASF SE,
Sr. Unsec’d. Notes, MTN
5.875%	03/31/17	A1	GBP	50	82,702
Bayer AG,
Gtd. Notes, MTN
5.625%	05/23/18	A3	GBP	100	162,320
Bertelsmann AG,
Sr. Unsec’d. Notes
4.75%	09/26/16	Baa2	EUR	150	193,920
Bundesrepublik Deutschland,
Bonds
4.00%	01/04/37	Aaa	EUR	2,016	2,768,968
4.50%	01/04/13	Aaa	EUR	11,015	14,725,100
6.25%	01/04/24	Aaa	EUR	68	113,969

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
Germany (continued)
Deutsche Bank AG,
Sr. Sub. Notes
5.125%	01/31/13	Aa2	EUR	105	$135,848
Hypothekenbank In Essen AG,
Jumbo Pfandbrief
3.875%	11/21/13	Aaa	EUR	1,103	1,439,123
Kreditanstalt Fuer Wiederaufbau,
Gov’t. Gtd. Notes
4.70%	06/02/37	Aaa	CAD	523	488,240
5.50%	12/07/15	Aaa	GBP	1,040	1,771,022
Gov’t. Gtd. Notes, MTN
5.50%	07/25/16	Aaa	AUD	885	732,269
MAN SE,
Sr. Unsec’d. Notes, MTN
7.25%	05/20/16	A3	EUR	40	57,882
Merck Financial Services GmbH,
Gtd. Notes, MTN
3.375%	03/24/15	Baa2	EUR	100	125,707
Muenchener Rueckversicherungs AG,
Jr. Sub. Notes
5.767%(c)	06/29/49	A3	EUR	100	105,777
UPC Germany GmbH,
Sr. Sec’d. Notes, 144A(g)
8.125%	12/01/17	B1		$275	269,500

					23,172,347

Guernsey — 0.1%
Credit Suisse Group Finance Guernsey Ltd.,
Bank Gtd. Notes
6.375%	06/07/13	Aa3	EUR	185	246,473

Hungary — 0.1%
Hungary Government,
Bonds
6.75%	02/24/17	A2	HUF	43,400	177,158

India — 0.1%
ICICI Bank Ltd.,
Jr. Sub. Notes
6.375%(c)	04/30/22	Ba1		400	368,004

Ireland — 0.7%
Allied Irish Banks PLC,
Gov’t. liquid Gtd. Notes, MTN
12.50%	06/25/19	A2	EUR	70	85,636
Bord Gais Eireann,
Sr. Unsec’d. Notes, MTN
5.75%	06/16/14	A2	EUR	100	131,895
Cloverie PLC For Zurich Insurance Co.,
Sec’d. Notes, MTN
7.50% (c)	07/24/39	A3	EUR	100	134,722
GE Capital European Funding,
Gtd. Notes, MTN
3.50%	02/14/13	Aaa	EUR	200	250,088
5.25%	05/18/15	Aa2	EUR	200	264,078
GE Capital UK Funding,
Gtd. Notes, MTN
5.625%	12/12/14	Aaa	GBP	200	324,396

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
Ireland (continued)
Ireland Government Bond,
Bonds
5.90%	10/18/19	Aa2	EUR	991	$1,240,277
VIP Finance Ireland Ltd. For OJSC Vimpel Communications,
Sec’d. Notes
9.125%	04/30/18	Ba2		$160	172,400

					2,603,492

Italy — 3.5%
Atlantia SpA,
Gtd. Notes, MTN
5.625%	05/06/16	A3	EUR	100	136,065
Banca Monte dei Paschi di Siena SpA,
Sr. Unsec’d. Notes, MTN
4.75%	04/30/14	A1	EUR	200	255,488
Edison SpA,
Sr. Unsec’d. Notes, MTN
5.125%	12/10/10	Baa2	EUR	75	93,100
Enel SpA,
Sr. Unsec’d. Notes
5.25%	01/14/15	A-(d)	EUR	160	212,497
Intesa Sanpaolo SpA,
Sub. Notes, MTN
4.375%(c)	06/26/18	Aa3	EUR	300	364,570
Italy Buoni Poliennali del Tesoro,
Bonds
3.75%	08/01/16	Aa2	EUR	1,137	1,431,886
4.00%	02/01/37	Aa2	EUR	1,490	1,585,184
4.25%	08/01/14	Aa2	EUR	1,471	1,897,571
6.00%	05/01/31	Aa2	EUR	1,025	1,404,487
7.25%	11/01/26	Aa2	EUR	915	1,413,732
Sr. Unsec’d. Notes
5.25%	08/01/17	Aa2	EUR	1,944	2,614,592
Lottomatica SpA,
Gtd. Notes
5.375%	12/05/16	Baa3	EUR	150	187,491
Telecom Italia SpA,
Sr. Unsec’d. Notes, MTN
7.875%	01/22/14	Baa2	EUR	50	69,416
8.25%	03/21/16	Baa2	EUR	190	275,912
Unicredit SpA,
Jr. Sub. Notes, MTN
6.10%	02/28/12	A1	EUR	43	54,423
Sub. Notes, MTN
5.75%	09/26/17	A1	EUR	250	316,871

					12,313,285

Japan — 12.5%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
Sr. Unsec’d. Notes, 144A(g)
3.85%	01/22/15	Aa2		100	104,038
Japanese Government,
Bonds
1.70%	03/20/17	Aa2	JPY	427,450	5,201,808
Sr. Unsec’d. Notes
0.60%	09/20/14	Aa2	JPY	550,400	6,310,504
1.30%	03/20/15	Aa3	JPY	583,400	6,892,955

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
Japan (continued)
1.40%	09/20/15	Aa2	JPY	226,250	$2,692,801
1.40%	03/20/18	A1	JPY	408,800	4,864,537
1.50%	06/20/19	Aa2	JPY	242,750	2,880,298
1.90%	03/20/25	Aa3	JPY	562,150	6,662,458
2.00%	12/20/33	Aa3	JPY	105,600	1,218,527
2.30%	06/20/28	Aa3	JPY	469,250	5,770,509
2.30%	03/20/40	Aa2	JPY	65,700	804,961

					43,403,396

Kazakhstan — 0.1%
HSBK Europe BV,
Gtd. Notes
7.75%	05/13/13	Baa3		$475	478,563

Luxembourg — 0.6%
ArcelorMittal,
Sr. Unsec’d. Notes
9.375%	06/03/16	Baa3	EUR	160	238,758
Enel Finance International SA,
Gtd. Notes, 144A(g)
6.00%	10/07/39	A2		275	264,575
Evraz Group SA,
Sr. Unsec’d. Notes
8.875%	04/24/13	Ba3		185	188,700
Finmeccanica Finance SA,
Gtd. Notes, MTN
8.125%	12/03/13	A3	EUR	200	282,981
Gaz Capital,
Sr. Unsec’d. Notes, MTN
4.56%	12/09/12	A3	EUR	170	215,134
5.364%	10/31/14	A3	EUR	130	165,346
Holcim US Finance Sarl & Cie SCS,
Gtd. Notes, 144A(g)
6.00%	12/30/19	Baa2		135	144,013
Michelin Luxembourg SCS,
Gtd. Notes, MTN
8.625%	04/24/14	Baa2	EUR	70	102,153
Telecom Italia Capital SA,
Gtd. Notes
5.25%	11/15/13	Baa2		150	154,934
Telecom Italia Finance SA,
Gtd. Notes, MTN
6.875%	01/24/13	Baa2	EUR	180	239,476
Wind Acquisition Finance SA,
Sec’d. Notes, 144A(g)
11.75%	07/15/17	B2		200	205,000

					2,201,070

Malaysia — 0.3%
Malaysian Government,
Sr. Unsec’d. Notes
3.70%	05/15/13	A3	MYR	2,000	626,008
3.718%	06/15/12	A3	MYR	1,195	374,099

					1,000,107

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
Mexico — 2.5%
America Movil SAB de CV,
Gtd. Notes
6.375%	03/01/35	A3		$225	$240,788
Coca-Cola Femsa SAB de CV,
Sr. Unsec’d. Notes, 144A(g)
4.625%	02/15/20	A3		140	142,958
Controladora Mabe SA CV,
Gtd. Notes, 144A(g)
7.875%	10/28/19	BBB-(d)		210	220,500
Grupo Bimbo SAB de CV,
Gtd. Notes, 144A(g)
4.875%	06/30/20	Baa2		290	291,445
Grupo Petrotemex SA de CV,
Sr. Unsec’d. Notes, 144A(g)
9.50%	08/19/14	BB(d)		200	216,000
Grupo Televisa SA,
Sr. Unsec’d. Notes
6.625%	01/15/40	Baa1		615	640,782
Mexican Bonos,
Bonds
8.00%	12/19/13	Baa1	MXN	47,420	3,926,902
8.00%	12/17/15	Baa1	MXN	8,145	678,590
8.50%	11/18/38	Baa1	MXN	14,293	1,215,293
10.00%	12/05/24	A(d)	MXN	13,023	1,257,284

					8,830,542

Netherlands — 3.2%
Allianz Finance II BV,
Gtd. Notes
6.50%(c)	01/13/25	A2	EUR	72	93,233
Arcos Dorados BV,
Gtd. Notes, 144A(g)
7.50%	10/01/19	Ba2		300	313,752
Bank Nederlandse Gemeenten,
Sr. Unsec’d. Notes, MTN
4.625%	09/13/12	Aaa	EUR	1,875	2,450,436
Unsec’d. Notes
4.125%	06/28/16	Aaa	EUR	2,530	3,384,454
BMW Finance NV,
Gtd. Notes, MTN
8.875%	09/19/13	A3	EUR	180	263,388
CenterCredit International BV,
Bank Gtd. Notes
8.625%	01/30/14	Ba1		485	480,150
CRH Finance BV,
Gtd. Notes, MTN
7.375%	05/28/14	Baa1	EUR	100	139,564
Daimler International Finance BV,
Gtd. Notes, MTN
7.875%	01/16/14	A3	EUR	70	100,776
9.00%	01/30/12	A3	EUR	100	135,291
Deutsche Telekom International Finance BV,
Gtd. Notes, MTN
4.50%	10/25/13	Baa1	EUR	100	129,377
Notes
8.125%	05/29/12	Baa1	EUR	50	68,110

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
Netherlands (continued)
E.On International Finance BV,
Gtd. Notes, MTN
5.50%	01/19/16	A2	EUR	190	$264,508
6.00%	10/30/19	A2	GBP	100	168,541
EDP Finance BV,
Sr. Unsec’d. Notes, 144A(g)
4.90%	10/01/19	A3		$210	190,917
GTB Finance BV,
Bank Gtd. Notes
8.50%	01/29/12	B+(d)		310	313,314
Heineken NV,
Sr. Unsec’d. Notes, MTN
7.25%	03/10/15	NR	GBP	80	134,163
ING Bank NV,
Sub. Notes, MTN
5.50%	01/04/12	Aa3	EUR	140	175,837
Koninklijke KPN NV,
Sr. Unsec’d. Notes
7.50%	02/04/19	Baa2	EUR	50	77,284
Sr. Unsec’d. Notes, MTN
4.50%	03/18/13	Baa2	EUR	100	128,984
5.75%	03/18/16	Baa2	GBP	300	487,028
Linde Finance BV,
Gtd. Notes
6.50%	01/29/16	A3	GBP	170	289,211
Netherlands Government,
Bonds
5.50%	01/15/28	Aaa	EUR	419	665,657
RWE Finance BV,
Gtd. Notes, MTN
6.375%	06/03/13	A1	GBP	70	116,921
6.625%	01/31/19	A1	EUR	100	150,282
Shell International Finance BV,
Gtd. Notes
4.30%	09/22/19	Aa1		270	278,636

					10,999,814

Poland — 0.3%
Polish Government,
Bonds
5.50%	10/25/19	A(d)	PLN	3,037	871,143

South Africa — 0.3%
Republic of South Africa,
Bonds
13.50%	09/15/15	A2	ZAR	5,840	934,240

Spain — 1.1%
Gas Natural Capital Markets SA,
Gtd. Notes, MTN
5.25%	07/09/14	Baa2	EUR	150	190,902
Santander Issuances SA Unipersonal,
Bank Gtd. Notes, MTN
4.75%(c)	05/29/19	Aa2	EUR	150	175,847
Spanish Government,
Bonds
3.80%	01/31/17	Aaa	EUR	2,316	2,750,420
Sr. Unsub. Notes
4.10%	07/30/18	Aaa	EUR	14	16,563

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
Spain (continued)
Telefonica Emisiones SAU,
Gtd. Notes
5.877%	07/15/19	Baa1		$75	$79,993
6.221%	07/03/17	Baa1		245	266,487
Gtd. Notes, MTN
4.674%	02/07/14	Baa1	EUR	50	64,206
5.431%	02/03/14	Baa1	EUR	150	196,539

					3,740,957

Supranational Bank — 2.0%
European Investment Bank,
Sr. Unsec’d. Notes
8.75%	08/25/17	Aaa	GBP	500	1,006,744
Sr. Unsec’d. Notes, MTN
4.75%	10/15/17	Aaa	EUR	2,640	3,674,703
6.50%	08/07/19	Aaa	AUD	1,660	1,433,406
Inter-American Development Bank,
Sr. Unsec’d. Notes
4.40%	01/26/26	Aaa	CAD	791	735,755

					6,850,608

Sweden — 0.5%
Securitas AB,
Sr. Unsec’d. Notes, MTN
6.50%	04/02/13	BBB+(d)	EUR	100	135,876
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, MTN
6.625%	07/09/14	A1	GBP	100	167,069
Svensk Exportkredit AB,
Sr. Unsec’d. Notes
5.125%	03/01/17	Aa1		400	446,252
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes
5.50%	05/26/16	Aa2	GBP	100	161,073
Swedish Government,
Bonds
3.75%	08/12/17	Aaa	SEK	3,930	546,657
Telefonaktiebolaget LM Ericsson,
Sr. Unsec’d. Notes, MTN
5.375%	06/27/17	Baa1	EUR	148	197,015
Volvo Treasury AB,
Gtd. Notes, MTN
9.875%	02/27/14	Baa2	EUR	75	110,383

					1,764,325

Switzerland — 0.4%
Credit Suisse AG,
Sub. Notes
5.40%	01/14/20	Aa2		400	397,705
Credit Suisse London,
Sr. Unsec’d. Notes, MTN
5.125%	09/18/17	Aa1	EUR	255	334,580
UBS AG,
Sr. Sub. Notes, MTN
4.50%(c)	09/16/19	Aa3	EUR	450	547,972
Sr. Unsec’d. Notes, MTN
6.25%	09/03/13	Aa3	EUR	85	114,293

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
Switzerland (continued)
Weatherford International Ltd.,
Gtd. Notes
9.625%	03/01/19	Baa1		$40	$48,168

					1,442,718

Trinidad
National Gas Co. of Trinidad & Tobago Ltd.,
Notes, 144A(g)
6.05%	01/15/36	A3		155	141,980

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co.,
Sr. Unsec’d. Notes, 144A(g)
5.62%	10/25/12	Aa2		355	368,293

United Kingdom — 5.4%
AngloGold Ashanti Holdings PLC,
Gtd. Notes
5.375%	04/15/20	Baa3		55	55,839
Atlantic Finance Ltd.,
Gtd. Notes, 144A(g)
9.75%	05/27/14	Baa2		350	374,199
Aviva PLC,
Sub. Notes, MTN
6.875%(c)	05/22/38	A3	EUR	125	147,507
Barclays Bank PLC,
Covered Bonds, MTN
4.00%	10/07/19	Aaa	EUR	1,650	2,071,545
Sr. Unsec’d. Notes
5.20%	07/10/14	Aa3		120	126,642
6.75%	05/22/19	Aa3		110	122,368
Sr. Unsec’d. Notes, MTN
5.25%	05/27/14	Aa3	EUR	250	328,330
5.75%	08/17/21	Aa3	GBP	100	152,737
BG Energy Capital PLC,
Gtd. Notes, MTN
5.875%	11/13/12	A2	GBP	60	97,940
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A(g)
6.10%	02/15/18	Baa1		290	325,492
BSKYB Finance UK PLC,
Gtd. Notes
5.75%	10/20/17	Baa2	GBP	200	324,948
Centrica PLC,
Sr. Unsec’d. Notes, MTN
7.125%	12/09/13	A3	EUR	100	142,022
Compass Group PLC,
Sr. Unsec’d. Notes
7.00%	12/08/14	Baa1	GBP	70	119,662
Experian Finance PLC,
Gtd. Notes, MTN
4.75%	02/04/20	Baa1	EUR	100	128,436
HBOS PLC,
Sub. Notes, 144A(g)
6.00%	11/01/33	Ba1		180	131,583
HSBC Holdings PLC,
Sub. Notes
9.875%(c)	04/08/18	Aa3	GBP	200	344,043

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
United Kingdom (continued)
Sub. Notes, MTN
6.25%	03/19/18	A1	EUR	200	$273,425
Imperial Tobacco Finance PLC,
Gtd. Notes, MTN
4.375%	11/22/13	Baa3	EUR	200	256,894
6.875%	06/13/12	Baa3	GBP	200	322,704
ITV PLC,
Gtd. Notes
10.00%	06/30/14	B1	EUR	80	111,019
Kingfisher PLC,
Sr. Unsec’d. Notes, MTN
5.625%	12/15/14	Baa3	GBP	80	127,579
Legal & General Group PLC,
Sub. Notes, MTN
4.00%(c)	06/08/25	Baa1	EUR	120	129,133
Lloyds TSB Bank PLC,
Bank Gtd. Notes, 144A(g)
4.375%	01/12/15	Aa3		$245	236,047
Sr. Unsec’d. Notes, MTN
6.375%	06/17/16	Aa3	EUR	150	195,816
Marks & Spencer PLC,
Sr. Unsec’d. Notes, MTN
5.625%	03/24/14	Baa3	GBP	50	78,246
MU Finance PLC,
Sr. Sec’d. Notes, 144A(g)
8.375%	02/01/17	NR		300	287,625
National Grid PLC,
Sr. Unsec’d. Notes
5.00%	07/02/18	Baa1	EUR	150	199,394
Sr. Unsec’d. Notes, MTN
6.50%	04/22/14	Baa1	EUR	100	139,526
Nationwide Building Society,
Sr. Unsec’d. Notes, MTN
5.625%	09/09/19	Aa3	GBP	100	150,352
Sub. Notes, MTN
3.375%(c)	08/17/15	Aa3	EUR	115	136,717
Next PLC,
Sr. Unsec’d. Notes
5.875%	10/12/16	Baa2	GBP	100	159,179
OTE PLC,
Gtd. Notes
4.625%	05/20/16	Baa2	EUR	100	107,415
Royal Bank of Scotland PLC (The),
Sr. Sub. Notes, MTN
6.00%	05/10/13	Baa3	EUR	150	186,247
Sr. Unsec’d. Notes, MTN
5.75%	05/21/14	Aa3	EUR	150	192,105
Scottish Power UK PLC,
Sr. Unsec’d. Notes
8.375%	02/20/17	A3	GBP	100	183,719
Severn Trent Utilities Finance PLC,
Gtd. Notes, MTN
5.25%	03/11/16	A3	EUR	150	202,369
Standard Chartered Bank,
Sub. Notes, MTN
3.625%(c)	02/03/17	A3	EUR	240	291,252
5.875%	09/26/17	A3	EUR	200	262,925

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
United Kingdom (continued)
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A(a)(g)
3.85%	04/27/15	A3		$160	$161,428
Sr. Unsec’d. Notes, MTN
6.50%	04/28/14	A3	GBP	100	167,270
Tesco PLC,
Sr. Unsec’d. Notes, MTN
5.875%	09/12/16	A3	EUR	125	177,976
6.125%	02/24/22	A3	GBP	50	82,699
Travelers Insurance Co. Institutional Funding Ltd.,
Sr. Sec’d. Notes
5.75%	12/06/11	Aa2	GBP	80	125,133
United Kingdom Gilt,
Bonds
4.25%	06/07/32	Aaa	GBP	3,673	5,576,726
4.25%	09/07/39	AAA(d)	GBP	982	1,484,811
4.50%	03/07/13	AAA(d)	GBP	446	724,428
5.00%	03/07/12	AAA(d)	GBP	566	905,800
UnumProvident Finance Co. PLC,
Gtd. Notes, 144A(g)
6.85%	11/15/15	Baa3		30	31,862
WPP PLC,
Gtd. Notes, MTN
6.625%	05/12/16	Baa3	EUR	175	244,704

					18,905,818

TOTAL FOREIGN BONDS (cost $184,078,391)					181,777,888

MUNICIPAL BONDS — 0.6%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3		165	173,475
California State,
General Obligation Bonds
7.625%	03/01/40	Baa1		175	189,487
Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	A1		125	138,466
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa3		90	100,031

					601,459

District of Columbia
District of Columbia,
Revenue Bonds
5.591%	12/01/34	Aa1		40	43,668

Illinois — 0.1%
Chicago Il O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40	A1		120	130,031
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Bonds
5.72%	12/01/38	Aaa		50	54,464

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Illinois (continued)
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	A1	$185	$208,258

				392,753

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	AAA(d)	125	124,730

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds
5.888%	07/01/43	Aa3	120	132,959

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	35	43,292
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2	70	72,223
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aa2	130	125,961
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa3	85	91,152

				332,628

Utah
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa3	95	107,389

West Virginia — 0.1%
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3	255	189,677

TOTAL MUNICIPAL BONDS (cost $1,879,517)				1,925,263

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
3.52%(c)	02/25/34	BBB-(d)	75	69,089
Series 2004-D, Class 2A2
2.959%(c)	05/25/34	AAA(d)	44	40,548
Series 2004-H, Class 2A2
3.723%(c)	09/25/34	A2	51	47,008
Series 2004-I, Class 3A2
4.846%(c)	10/25/34	A1	39	38,657
Series 2005-J, Class 2A1
5.068%(c)	11/25/35	Caa2	442	370,252
Series 2005-J, Class 3A1
5.237%(c)	11/25/35	Caa1	173	132,377

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.75%(c)	02/25/40	Aaa	$104	$104,232
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.799%(c)	01/25/34	AAA(d)	192	195,448
Series 2005-AR2, Class 2A2
2.877%(c)	03/25/35	Baa2	87	79,275
Series 2006-AR16, Class A1
5.57%(c)	10/25/36	Caa2	384	315,602

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,592,974)				1,392,488

SOVEREIGN ISSUES — 0.5%
Republic of Brazil,
Unsub. Notes (Brazil)
11.00%	08/17/40	Baa3	185	247,715
Republic of Lithuania,
Sr. Unsec’d. Notes, 144A (Lithuania)(g)
6.75%	01/15/15	Baa1	235	246,287
Republic of South Africa,
Bonds (South Africa)
5.50%	03/09/20	A3	205	211,919
Sr. Unsec’d. Notes
6.50%	06/02/14	A3	100	111,000
Russian Ministry of Finance,
Debs. (Russia)
3.00%	05/14/11	Baa1	690	692,139
United Mexican States,
Unsub. Notes, MTN (Mexico)
6.375%	01/16/13	Baa1	270	296,055

TOTAL SOVEREIGN ISSUES (cost $1,689,764)				1,805,115

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 12.9%
Federal Home Loan Mortgage Corp.
3.346%(c)	09/01/32		6	6,156
3.667%(c)	07/01/35		51	52,680
4.50%	11/01/18-03/01/40		2,929	3,048,957
5.00%	10/01/18-04/01/40		2,472	2,622,699
5.257%(c)	02/01/37		158	166,153
5.901%(c)	01/01/37		76	80,965
5.944%(c)	12/01/36		224	241,604
6.00%	10/01/21-08/01/38		635	690,847
6.005%(c)	10/01/36		233	251,290
6.075%(c)	10/01/36		237	255,027
6.199%(c)	08/01/36		270	290,098
6.50%	03/01/32-10/01/34		1,158	1,271,500
7.00%	11/01/30		15	16,701
Federal National Mortgage Assoc.
3.034%(c)	11/01/35		151	158,061
4.50%	12/01/19-02/01/40		6,771	7,053,849
5.00%	03/01/18-04/01/40		7,104	7,551,915
5.50%	01/01/17-02/01/37		8,361	8,995,900
5.508%(c)	01/01/37		18	18,582
5.777%(c)	08/01/37		125	133,766

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (continued)
5.924%(c)	12/01/36	$124	$131,728
5.991%(c)	08/01/36	213	225,030
6.00%	08/01/22-10/01/38	5,335	5,798,211
6.50%	12/01/10-09/01/36	1,646	1,811,804
7.00%	12/01/29-01/01/31	29	32,171
Government National Mortgage Assoc.
4.50%	10/20/39-11/20/39	1,606	1,672,571
5.00%	07/15/33-09/15/39	1,254	1,338,749
5.50%	11/15/34-01/15/35	342	371,369
6.00%	12/20/37	22	24,127
6.50%	06/15/16-12/20/33	267	292,891
7.00%	03/15/13-12/15/13	26	28,862
7.50%	09/15/30-06/15/32	51	56,872

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $42,727,896)			44,691,135

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Mortgage Corp.
5.50%	03/01/18-11/01/18	31	33,830
Federal National Mortgage Assoc.
4.50%	05/01/19-09/01/34	735	772,541
6.00%	03/01/33	41	44,008

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $792,040)			850,379

U.S. TREASURY OBLIGATIONS — 10.2%
U.S. Treasury Bonds
4.625%	02/15/40	3,760	4,226,473
4.75%	02/15/37	720	826,650
U.S. Treasury Notes
1.00%	08/31/11(k)	3,705	3,729,023
1.75%	08/15/12	7,490	7,663,790
2.25%	05/31/14	2,600	2,682,672
2.375%	08/31/10	8,045	8,074,228
2.625%	07/31/14-04/30/16	2,985	3,096,095
3.125%	09/30/13	4,815	5,126,473
4.00%	08/15/18	105	115,492

TOTAL U.S. TREASURY OBLIGATIONS (cost $34,816,211)			35,540,896

		Shares
PREFERRED STOCK
U.S. Government Agency Obligation
Federal National Mortgage Assoc., Series S, 8.25% Perpetual Series (cost $185,000)		7,400	2,516

		Units
WARRANTS*
Republic of Venezuela, expiring on 04/15/2020 (Venezuela) (cost $0)(g)		1,250	31,250

TOTAL LONG-TERM INVESTMENTS (cost $339,397,989)			341,721,109

	Shares	Value
SHORT-TERM INVESTMENT — 6.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $23, 844,151; includes $4,934,576 of cash collateral for securities on loan) (b)(w)(Note 4)	23,844,151	$23,844,151

TOTAL INVESTMENTS — 105.3% (cost $363,242,140)		365,565,260
Liabilities in excess of other assets(x) — (5.3)%		(18,431,078)

NET ASSETS — 100.0%		$347,134,182

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
IO	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
CSK	Czech Kruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $4,831,317; cash collateral of $4,934,576 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security or securities that have been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)
Long Position:
55	5 Year Euro-Bobl	Sep 10	$8,107,819	$8,132,031	$24,212

Short Positions:
67	5 Year U.S. Treasury Notes	Sep 10	7,815,969	7,929,555	(113,586)
10	10 Year Euro-Bund	Sep 10	1,569,042	1,582,249	(13,207)
2	10 Year U.K. Gilt	Sep 10	355,954	361,721	(5,767)
150	10 Year U.S. Treasury Notes	Sep 10	18,042,188	18,382,031	(339,843)
6	30 Year U.S. Treasury Bonds	Sep 10	746,250	765,000	(18,750)
7	30 Year Ultra U.S. Treasury Bonds	Sep 10	919,625	950,688	(31,063)

					(522,216)

					$(498,004	)(1)

(1)	Cash of $465,073 and U.S. Treasury securities with an aggregate market value of $100,648 have been segregated to cover requirements for open futures contracts at June 30, 2010.

Forward foreign currency exchange contracts outstanding at June 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/18/10	Royal Bank of Scotland	AUD	1,643	$1,450,208	$1,375,011	$(75,197)
Brazilian Real,
Expiring 08/18/10	Royal Bank of Scotland	BRL	1,766	956,000	967,440	11,440
British Pound,
Expiring 08/18/10	Charles Schwab	GBP	118	169,945	176,879	6,934
Expiring 08/18/10	Goldman Sachs & Co.	GBP	182	264,910	271,562	6,652
Expiring 08/18/10	JPMorgan Chase	GBP	233	349,000	348,530	(470)
Expiring 08/18/10	JPMorgan Chase	GBP	89	130,000	133,426	3,426
Expiring 08/18/10	JPMorgan Chase	GBP	83	123,000	124,180	1,180
Expiring 08/18/10	JPMorgan Chase	GBP	72	107,992	107,849	(143)
Expiring 08/18/10	JPMorgan Chase	GBP	47	69,000	69,499	499
Expiring 08/18/10	UBS Securities	GBP	242	352,876	361,676	8,800
Canadian Dollar,
Expiring 08/18/10	JPMorgan Chase	CAD	812	780,620	762,422	(18,198)
Expiring 08/18/10	Royal Bank of Canada	CAD	269	259,982	252,903	(7,079)
Chinese Yuan,
Expiring 07/20/10	Cambridge Partners	CNY	39,160	5,781,000	5,774,465	(6,535)
Expiring 07/20/10	Cambridge Partners	CNY	2,356	350,000	347,437	(2,563)
Expiring 07/20/10	Cambridge Partners	CNY	2,174	324,000	320,528	(3,472)
Expiring 07/20/10	Cambridge Partners	CNY	2,100	309,000	309,608	608
Expiring 07/20/10	Cambridge Partners	CNY	1,845	275,000	272,033	(2,967)
Expiring 07/20/10	Cambridge Partners	CNY	1,310	194,000	193,237	(763)
Expiring 07/20/10	Cambridge Partners	CNY	1,229	181,000	181,276	276
Expiring 07/20/10	Citigroup Global Markets	CNY	1,069	160,000	157,637	(2,363)
Expiring 07/20/10	JPMorgan Chase	CNY	1,585	234,000	233,735	(265)
Expiring 11/16/10	Cambridge Partners	CNY	1,338	202,000	198,035	(3,965)

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (continued),
Expiring 11/16/10	Cambridge Partners	CNY	628	$94,000	$92,934	$(1,066)
Expiring 11/16/10	Cambridge Partners	CNY	460	69,000	68,121	(879)
Expiring 11/16/10	Citigroup Global Markets	CNY	14,186	2,112,000	2,099,301	(12,699)
Expiring 11/16/10	Citigroup Global Markets	CNY	13,140	1,994,000	1,944,536	(49,464)
Expiring 11/16/10	JPMorgan Chase	CNY	1,991	300,000	294,600	(5,400)
Expiring 11/16/10	JPMorgan Chase	CNY	996	149,000	147,332	(1,668)
Expiring 11/16/10	JPMorgan Chase	CNY	729	109,000	107,917	(1,083)
Expiring 11/16/10	JPMorgan Chase	CNY	713	106,000	105,465	(535)
Expiring 11/16/10	Standard Chartered PLC	CNY	13,150	1,994,000	1,946,012	(47,988)
Expiring 11/16/10	State Street Bank	CNY	1,398	212,000	206,898	(5,102)
Czech Koruna,
Expiring 08/18/10	Bank of America	CSK	8,531	417,743	405,618	(12,125)
Danish Krone,
Expiring 08/18/10	Bank of America	DKK	743	124,573	121,985	(2,588)
Euro,
Expiring 08/18/10	Charles Schwab	EUR	465	571,464	568,738	(2,726)
Expiring 08/18/10	JPMorgan Chase	EUR	469	597,000	574,194	(22,806)
Expiring 08/18/10	JPMorgan Chase	EUR	289	358,000	354,029	(3,971)
Expiring 08/18/10	JPMorgan Chase	EUR	245	302,000	299,772	(2,228)
Expiring 08/18/10	JPMorgan Chase	EUR	187	230,000	228,991	(1,009)
Expiring 08/18/10	JPMorgan Chase	EUR	101	124,000	122,961	(1,039)
Expiring 08/18/10	JPMorgan Chase	EUR	87	109,000	105,901	(3,099)
Expiring 08/18/10	Morgan Stanley	EUR	7,896	10,045,443	9,657,800	(387,643)
Expiring 08/18/10	Royal Bank of Canada	EUR	1,591	1,970,000	1,946,654	(23,346)
Expiring 08/18/10	UBS Securities	EUR	1,192	1,513,972	1,458,307	(55,665)
Expiring 08/18/10	UBS Securities	EUR	311	376,850	380,651	3,801
Hungarian Forint,
Expiring 08/18/10	Bank of America	HUF	37,301	166,625	158,925	(7,700)
Indian Rupee,
Expiring 07/20/10	JPMorgan Chase	INR	7,575	170,000	162,674	(7,326)
Expiring 07/20/10	Royal Bank of Scotland	INR	200,110	4,508,000	4,297,282	(210,718)
Expiring 08/18/10	Morgan Stanley	INR	48,440	1,075,000	1,036,714	(38,286)
Expiring 08/18/10	Standard Chartered PLC	INR	80,792	1,733,000	1,729,140	(3,860)
Expiring 08/18/10	Standard Chartered PLC	INR	7,260	154,000	155,371	1,371
Japanese Yen,
Expiring 08/18/10	Charles Schwab	JPY	175,326	1,964,000	1,984,598	20,598
Expiring 08/18/10	JPMorgan Chase	JPY	185,947	2,022,000	2,104,821	82,821
Expiring 08/18/10	JPMorgan Chase	JPY	38,324	423,000	433,806	10,806
Expiring 08/18/10	JPMorgan Chase	JPY	36,792	397,000	416,465	19,465
Expiring 08/18/10	JPMorgan Chase	JPY	33,498	370,000	379,179	9,179
Expiring 08/18/10	JPMorgan Chase	JPY	18,624	204,000	210,814	6,814
Expiring 08/18/10	JPMorgan Chase	JPY	18,215	206,000	206,182	182
Expiring 08/18/10	Morgan Stanley	JPY	1,010,202	10,933,510	11,434,933	501,423
Expiring 08/18/10	Morgan Stanley	JPY	109,645	1,218,413	1,241,125	22,712
Expiring 08/18/10	Royal Bank of Canada	JPY	778,096	8,489,212	8,807,620	318,408
Expiring 08/18/10	Royal Bank of Canada	JPY	156,185	1,712,182	1,767,932	55,750
Mexican Peso,
Expiring 08/23/10	Bank of America	MXN	22,385	1,702,000	1,720,914	18,914
Expiring 08/23/10	JPMorgan Chase	MXN	27,258	2,174,378	2,095,569	(78,809)
Expiring 08/23/10	JPMorgan Chase	MXN	3,520	272,728	270,605	(2,123)
Expiring 08/23/10	State Street Bank	MXN	8,962	719,266	688,966	(30,300)
New Taiwanese Dollar,
Expiring 11/16/10	Bank of America	TWD	120,230	3,915,000	3,780,034	(134,966)
Expiring 11/16/10	Cambridge Partners	TWD	3,214	103,000	101,052	(1,948)
Expiring 11/16/10	Citigroup Global Markets	TWD	65,938	2,108,000	2,073,106	(34,894)
Expiring 11/16/10	Credit Suisse First Boston Corp.	TWD	45,186	1,469,000	1,420,667	(48,333)
Expiring 11/16/10	JPMorgan Chase	TWD	4,866	156,000	152,976	(3,024)
Expiring 11/16/10	Standard Chartered PLC	TWD	92,474	2,984,000	2,907,398	(76,602)
Expiring 11/16/10	Standard Chartered PLC	TWD	5,266	166,000	165,549	(451)
Expiring 11/16/10	State Street Bank	TWD	7,859	256,000	247,094	(8,906)

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone,
Expiring 08/18/10	Royal Bank of Scotland	NOK	47,943	$7,726,874	$7,348,172	$(378,702)
Polish Zloty,
Expiring 08/18/10	Citigroup Global Markets	PLN	6,232	1,911,000	1,830,873	(80,127)
Expiring 08/18/10	Citigroup Global Markets	PLN	483	150,474	141,864	(8,610)
Russian Ruble,
Expiring 08/18/10	Goldman Sachs & Co.	RUB	55,748	1,842,000	1,777,218	(64,782)
Singapore Dollar,
Expiring 08/18/10	Standard Chartered PLC	SGD	1,739	1,258,027	1,242,749	(15,278)
South Korean Won,
Expiring 07/15/10	JPMorgan Chase	KRW	146,524	131,000	119,844	(11,156)
Expiring 07/15/10	Standard Chartered PLC	KRW	5,441,559	4,829,000	4,450,754	(378,246)
Expiring 08/18/10	Citigroup Global Markets	KRW	2,218,405	1,841,000	1,812,339	(28,661)
Expiring 08/18/10	Standard Chartered PLC	KRW	2,106,885	1,739,000	1,721,232	(17,768)
Swedish Krona,
Expiring 08/18/10	Royal Bank of Canada	SEK	13,341	1,725,000	1,710,921	(14,079)
Expiring 08/18/10	Royal Bank of Scotland	SEK	38,772	5,067,430	4,972,358	(95,072)
Swiss Franc,
Expiring 08/18/10	UBS Securities	CHF	8,799	7,851,428	8,170,711	319,283

				$124,746,125	$123,628,631	$(1,117,494)

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/18/10	JPMorgan Chase	AUD	128	$105,000	$107,052	$(2,052)
Brazilian Real,
Expiring 08/18/10	Royal Bank of Scotland	BRL	4,130	2,291,000	2,262,826	28,174
Expiring 08/18/10	Standard Chartered PLC	BRL	5,731	3,154,000	3,140,274	13,726
British Pound,
Expiring 08/18/10	Charles Schwab	GBP	59	84,000	87,427	(3,427)
Expiring 08/18/10	Dresdner Kleinwort Ltd.	GBP	198	291,000	296,327	(5,327)
Expiring 08/18/10	Dresdner Kleinwort Ltd.	GBP	40	58,000	59,424	(1,424)
Expiring 08/18/10	JPMorgan Chase	GBP	240	347,000	358,420	(11,420)
Expiring 08/18/10	JPMorgan Chase	GBP	162	243,000	242,108	892
Expiring 08/18/10	JPMorgan Chase	GBP	125	183,000	186,350	(3,350)
Expiring 08/18/10	JPMorgan Chase	GBP	105	156,000	156,458	(458)
Expiring 08/18/10	JPMorgan Chase	GBP	65	96,000	97,857	(1,857)
Expiring 08/18/10	JPMorgan Chase	GBP	63	91,000	94,373	(3,373)
Expiring 08/18/10	JPMorgan Chase	GBP	48	70,000	71,277	(1,277)
Expiring 08/18/10	Morgan Stanley	GBP	74	108,000	110,724	(2,724)
Canadian Dollar,
Expiring 08/18/10	Charles Schwab	CAD	274	254,000	257,009	(3,009)
Expiring 08/18/10	Dresdner Kleinwort Ltd.	CAD	165	158,000	155,359	2,641
Expiring 08/18/10	JPMorgan Chase	CAD	187	179,000	175,357	3,643
Expiring 08/18/10	JPMorgan Chase	CAD	166	156,000	156,079	(79)
Expiring 08/18/10	JPMorgan Chase	CAD	126	123,000	118,743	4,257
Expiring 08/18/10	JPMorgan Chase	CAD	102	97,000	95,980	1,020
Expiring 08/18/10	Morgan Stanley	CAD	142	135,000	133,141	1,859
Expiring 08/18/10	Royal Bank of Scotland	CAD	6,785	6,607,665	6,371,410	236,255
Chinese Yuan,
Expiring 07/20/10	Citigroup Global Markets	CNY	26,406	3,908,000	3,893,786	14,214
Expiring 07/20/10	JPMorgan Chase	CNY	2,671	394,000	393,787	213
Expiring 07/20/10	JPMorgan Chase	CNY	2,631	389,000	387,987	1,013
Expiring 07/20/10	JPMorgan Chase	CNY	2,222	325,524	327,628	(2,104)
Expiring 07/20/10	JPMorgan Chase	CNY	2,106	312,000	310,497	1,503
Expiring 07/20/10	JPMorgan Chase	CNY	1,606	238,000	236,819	1,181
Expiring 07/20/10	Standard Chartered PLC	CNY	12,982	1,906,000	1,914,244	(8,244)
Expiring 07/20/10	Standard Chartered PLC	CNY	2,205	327,000	325,208	1,792
Expiring 11/16/10	JPMorgan Chase	CNY	1,097	164,000	162,334	1,666

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Danish Krone,
Expiring 08/18/10	JPMorgan Chase	DKK	381	$62,000	$62,509	$(509)
Euro,
Expiring 08/18/10	Charles Schwab	EUR	363	446,000	443,872	2,128
Expiring 08/18/10	Citigroup Global Markets	EUR	11,421	14,047,050	13,970,082	76,968
Expiring 08/18/10	Citigroup Global Markets	EUR	1,503	1,911,000	1,838,507	72,493
Expiring 08/18/10	Dresdner Kleinwort Ltd.	EUR	1,182	1,497,000	1,445,659	51,341
Expiring 08/18/10	Dresdner Kleinwort Ltd.	EUR	198	239,000	242,559	(3,559)
Expiring 08/18/10	Goldman Sachs & Co.	EUR	94	119,844	115,371	4,473
Expiring 08/18/10	JPMorgan Chase	EUR	1,468	1,849,000	1,795,667	53,333
Expiring 08/18/10	JPMorgan Chase	EUR	1,310	1,605,000	1,602,342	2,658
Expiring 08/18/10	JPMorgan Chase	EUR	788	1,014,000	963,730	50,270
Expiring 08/18/10	JPMorgan Chase	EUR	699	888,000	854,577	33,423
Expiring 08/18/10	JPMorgan Chase	EUR	656	788,000	802,423	(14,423)
Expiring 08/18/10	JPMorgan Chase	EUR	620	761,000	758,298	2,702
Expiring 08/18/10	JPMorgan Chase	EUR	447	546,000	546,947	(947)
Expiring 08/18/10	JPMorgan Chase	EUR	363	449,000	443,473	5,527
Expiring 08/18/10	JPMorgan Chase	EUR	205	254,012	251,357	2,655
Expiring 08/18/10	JPMorgan Chase	EUR	204	250,000	249,831	169
Expiring 08/18/10	JPMorgan Chase	EUR	184	227,996	225,190	2,806
Expiring 08/18/10	JPMorgan Chase	EUR	128	155,000	156,474	(1,474)
Expiring 08/18/10	JPMorgan Chase	EUR	96	117,000	117,131	(131)
Expiring 08/18/10	JPMorgan Chase	EUR	91	112,198	111,326	872
Expiring 08/18/10	JPMorgan Chase	EUR	46	56,124	56,013	111
Expiring 08/18/10	JPMorgan Chase	EUR	42	52,151	51,076	1,075
Expiring 08/18/10	JPMorgan Chase	EUR	33	41,016	39,855	1,161
Expiring 08/18/10	Morgan Stanley	EUR	366	453,000	447,408	5,592
Hungarian Forint,
Expiring 08/18/10	JPMorgan Chase	HUF	12,655	53,040	53,919	(879)
Indian Rupee,
Expiring 07/20/10	JPMorgan Chase	INR	10,834	231,000	232,653	(1,653)
Expiring 07/20/10	JPMorgan Chase	INR	6,715	148,000	144,197	3,803
Japanese Yen,
Expiring 08/18/10	Barclays Capital Group	JPY	30,042	329,931	340,061	(10,130)
Expiring 08/18/10	Charles Schwab	JPY	11,039	123,000	124,961	(1,961)
Expiring 08/18/10	Dresdner Kleinwort Ltd.	JPY	25,869	283,000	292,823	(9,823)
Expiring 08/18/10	JPMorgan Chase	JPY	141,817	1,582,000	1,605,289	(23,289)
Expiring 08/18/10	JPMorgan Chase	JPY	53,360	575,000	604,009	(29,009)
Expiring 08/18/10	JPMorgan Chase	JPY	51,167	549,000	579,180	(30,180)
Expiring 08/18/10	JPMorgan Chase	JPY	31,052	341,000	351,497	(10,497)
Expiring 08/18/10	JPMorgan Chase	JPY	29,705	330,000	336,246	(6,246)
Expiring 08/18/10	JPMorgan Chase	JPY	18,783	206,000	212,614	(6,614)
Expiring 08/18/10	JPMorgan Chase	JPY	13,888	154,000	157,206	(3,206)
Expiring 08/18/10	JPMorgan Chase	JPY	13,251	144,000	149,998	(5,998)
Expiring 08/18/10	JPMorgan Chase	JPY	11,646	128,000	131,831	(3,831)
Expiring 08/18/10	Morgan Stanley	JPY	179,363	2,007,702	2,030,293	(22,591)
Expiring 08/18/10	Morgan Stanley	JPY	28,963	319,000	327,848	(8,848)
Malaysian Ringgit,
Expiring 09/22/10	Standard Chartered PLC	MYR	962	294,000	296,008	(2,008)
Mexican Peso,
Expiring 08/23/10	Charles Schwab	MXN	2,047	154,000	157,365	(3,365)
Expiring 08/23/10	JPMorgan Chase	MXN	2,041	157,000	156,910	90
Expiring 08/23/10	Morgan Stanley	MXN	1,455	112,000	111,886	114
Expiring 08/23/10	Royal Bank of Scotland	MXN	89,590	7,116,283	6,887,626	228,657
New Taiwanese Dollar,
Expiring 11/16/10	Citigroup Global Markets	TWD	121,378	3,799,000	3,816,140	(17,140)
Expiring 11/16/10	JPMorgan Chase	TWD	8,766	283,000	275,602	7,398
Expiring 11/16/10	JPMorgan Chase	TWD	4,662	150,000	146,574	3,426
Expiring 11/16/10	JPMorgan Chase	TWD	3,338	105,000	104,946	54
Expiring 11/16/10	Standard Chartered PLC	TWD	165,941	5,215,000	5,217,213	(2,213)

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2010 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone,
Expiring 08/18/10	Royal Bank of Canada	NOK	23,154	$3,627,000	$3,548,828	$78,172
Polish Zloty,
Expiring 08/18/10	JPMorgan Chase	PLN	494	155,000	144,980	10,020
Expiring 08/18/10	JPMorgan Chase	PLN	263	78,000	77,301	699
Russian Ruble,
Expiring 08/18/10	UBS Securities	RUB	55,748	1,774,853	1,777,218	(2,365)
South African Rand,
Expiring 08/18/10	Standard Chartered PLC	ZAR	1,874	244,882	242,035	2,847
South Korean Won,
Expiring 07/15/10	JPMorgan Chase	KRW	1,244,071	1,076,000	1,017,549	58,451
Expiring 07/15/10	JPMorgan Chase	KRW	226,923	189,000	185,604	3,396
Expiring 07/15/10	JPMorgan Chase	KRW	126,085	111,000	103,127	7,873
Swedish Krona,
Expiring 08/18/10	JPMorgan Chase	SEK	1,392	178,000	178,480	(480)
Swiss Franc,
Expiring 08/18/10	Dresdner Kleinwort Ltd.	CHF	130	114,000	121,160	(7,160)
Expiring 08/18/10	JPMorgan Chase	CHF	153	133,000	142,509	(9,509)

				$83,460,271	$82,661,628	$798,643

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Preferred Stock	$2,516	$—	$—
Warrants	—	31,250	—
Asset-Backed Securities	—	7,769,568	—
Commercial Mortgage-Backed Securities	—	10,177,362	—
Corporate Obligations	—	55,757,249	—
Foreign Bonds	—	181,777,888	—
Municipal Bonds	—	1,925,263	—
Residential Mortgage-Backed Securities	—	1,392,488	—
Sovereign Issues	—	1,805,115	—
U.S. Government Mortgage-Backed Securities	—	44,691,135	—
U.S. Government Agency Obligations	—	850,379	—
U.S. Treasury Obligations	—	35,540,896	—
Affiliated Money Market Mutual Fund	23,844,151	—	—
Other Financial Instruments*
Futures	(498,004)	—	—
Foreign Forward Currency Contracts	—	(318,851)	—

Total	$23,348,663	$341,399,742	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Sovereign Issues	35.6%
U.S. Government Mortgage-Backed Securities	12.9
U.S. Treasury Obligations	10.2
Financial – Bank & Trust	9.9
Affiliated Money Market Mutual Fund (1.4% represents investments purchased with collateral from securities on loan)	6.9
Financial Services	6.8
Commercial Mortgage-Backed Securities	2.9
Asset-Backed Securities	2.2
Telecommunications	2.2
Oil & Gas	1.7
Utilities	1.5
Media	1.4

Electric	1.0%
Insurance	0.9
Retail & Merchandising	0.6
Metals & Mining	0.6
Municipal Bonds	0.6
Beverages	0.4
Real Estate	0.4
Food	0.4
Pharmaceuticals	0.4
Residential Mortgage-Backed Securities	0.4
Pipelines	0.4
Chemicals	0.4
Entertainment & Leisure	0.4
Real Estate Investment Trusts	0.3
Environmental Services	0.3
Tobacco	0.3
Building Materials	0.2
U.S. Government Agency Obligations	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Industry (continued)
Farming & Agriculture	0.2%
Consumer Products & Services	0.2
Broadcasting	0.2
Healthcare Services	0.2
Electronic Components & Equipment	0.2
Aerospace	0.2
Machinery & Equipment	0.1
Airlines	0.1
Computer Services & Software	0.1
Advertising	0.1
Commercial Services	0.1
Office Equipment	0.1
Manufacturing	0.1
Home Builders	0.1

Financial – Brokerage	0.1%
Transportation	0.1
Containers & Packaging	0.1
Biotechnology	0.1
Paper & Forest Products	0.1
Apparel	0.1
Diversified Operations	0.1
Business Services	0.1
Medical Supplies & Equipment	0.1

105.3
Liabilities in excess of other assets	(5.3)

100.0%

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$24,212	*	Due to broker-variation margin	$522,216	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	2,520,149		Unrealized depreciation on foreign currency forward contracts	2,839,0000
Equity contracts	Unaffiliated investments	31,250		—	—

Total		$2,575,611			$3,361,216

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(781,129)	$—	$(781,129)
Foreign exchange contracts	—	(1,467,571)	(1,467,571)

Total	$(781,129)	$(1,467,571)	$(2,248,700)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$(1,559,750)	$—	$(1,559,750)
Foreign exchange contracts	—	—	1,356,415	1,356,415
Equity contracts	(1,875)	—	—	(1,875)

Total	$(1,875)	$(1,559,750)	$1,356,415	$(205,210)

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts – Long Positions(1)	Futures Contracts – Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)
$5,066,079	$35,024,316	$122,614,806	$64,166,946

(1)	Value at Trade Date.

(2)	Value at Settlement Date Payable.

(3)	Value at Settlement Date Receivable.

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $4,831,317:
Unaffiliated investments (cost $339,397,989)	$341,721,109
Affiliated investments (cost $23,844,151)	23,844,151
Foreign currency, at value (cost $564,248)	550,554
Deposit with broker	465,073
Dividends and interest receivable	4,366,754
Unrealized appreciation on foreign currency forward contracts	2,520,149
Receivable for investments sold	572,312
Tax reclaim receivable	22,330
Receivable for fund share sold	16,046
Prepaid expenses	2,997

Total Assets	374,081,475

LIABILITIES:
Payable for fund share repurchased	8,885,811
Payable for investments purchased	8,717,777
Payable to broker for collateral for securities on loan	4,934,576
Unrealized depreciation on foreign currency forward contracts	2,839,000
Payable to custodian	1,400,567
Advisory fees payable	96,312
Accrued expenses and other liabilities	63,750
Due to broker-variation margin	7,009
Shareholder servicing fees payable	1,949
Affiliated transfer agent fee payable	542

Total Liabilities	26,947,293

NET ASSETS	$347,134,182

Net assets were comprised of:
Paid-in capital	$349,281,342
Retained earnings	(2,147,160)

Net assets, June 30, 2010	$347,134,182

Net asset value and redemption price per share, $347,134,182 / 33,410,785 outstanding shares of beneficial interest	$10.39

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated interest income	$7,485,685
Affiliated dividend income	15,053
Unaffiliated dividend income (net of $5 foreign withholding tax)	3,745
Affiliated income from securities lending, net	3,314

7,507,797

EXPENSES
Advisory fees	1,513,387
Shareholder servicing fees and expenses	189,173
Custodian and accounting fees	97,000
Audit fee	19,000
Trustees’ fees	6,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	3,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 7)	540
Miscellaneous	4,250

Total expenses	1,847,350

NET INVESTMENT INCOME	5,660,447

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	2,656,201
Futures transactions	(781,129)
Foreign currency transactions	(5,727,908)

(3,852,836)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,028,987)
Futures	(1,559,750)
Foreign currencies	1,244,934

(3,343,803)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(7,196,639)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,536,192)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$5,660,447	$10,464,253
Net realized gain (loss) on investment and foreign currency transactions	(3,852,836)	1,969,290
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,343,803)	18,433,299

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,536,192)	30,866,842

DISTRIBUTIONS	(12,420,025)	(37,208,339)

FUND SHARE TRANSACTIONS:
Fund share sold [3,529,453 and 16,019,582 shares, respectively]	38,000,248	173,663,107
Fund share issued in reinvestment of distributions [1,217,650 and 3,724,558 shares, respectively]	12,420,025	37,208,339
Fund share repurchased [9,561,294 and 5,518,254 shares, respectively]	(102,870,641)	(60,086,780)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(52,450,368)	150,784,666

TOTAL INCREASE (DECREASE) IN NET ASSETS	(66,406,585)	144,443,169
NET ASSETS:
Beginning of period	413,540,767	269,097,598

End of period	$347,134,182	$413,540,767

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 115.8% ASSET-BACKED SECURITIES — 3.5%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Ace Securities Corp., Series 2003-NC1, Class M1	Aa2	1.517%	(c)	07/25/33	$2,710	$1,857,911
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1	Aa1	0.987%	(c)	09/25/34	1,700	1,285,385
Argent Securities, Inc., Series 2004-W10, Class M1	Aa1	0.947%	(c)	10/25/34	8,900	6,669,989
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 144A	Aaa	4.64%		05/20/16	2,140	2,217,258
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	B2	6.90%	(c)	04/10/28	2,400	3,407,784
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1, 144A	Ba1	0.947%	(c)	12/25/39	329	256,314
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A	BB(d)	0.837%	(c)	07/25/35	6,821	5,129,264
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 22A1	B(d)	5.522%	(c)	10/25/36	354	226,165
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A	B3	0.567%	(c)	12/25/36	447	336,877
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	Baa2	1.997%	(c)	03/25/33	4,562	3,123,731
CDC Mortgage Capital Trust, Series 2003-HE1, Class M1	A1	1.697%	(c)	08/25/33	2,694	1,993,834
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	Aa3	1.017%	(c)	07/25/34	2,763	1,117,485
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	Aa1	0.897%	(c)	10/25/34	5,630	4,592,437
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	Aa1	5.071%	(c)	04/25/35	3,541	1,630,529
Countrywide Asset-Backed Certificates, Series 2005-5, Class M1	Aa3	0.807%	(c)	10/25/35	8,500	7,643,489
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	BB(d)	0.677%	(c)	07/25/36	1,806	978,294
Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 144A	B(d)	0.797%	(c)	03/25/47	464	190,658
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	Aa3	0.487%	(c)	11/15/36	775	583,654
EFS Volunteer LLC, Series 2010-1, Class A2, 144A	AAA(d)	1.389%	(c)	10/25/35	2,700	2,514,370
First Franklin Mortgage Loan Asset Backed Certificates, Series 2003-FF5, Class M1	A2	1.247%	(c)	03/25/34	4,833	3,446,437
Fremont Home Loan Trust, Series 2003-B, Class M1	Aa3	1.397%	(c)	12/25/33	2,696	1,982,652
GSAA Home Equity Trust, Series 2007-4, Class A3A	Caa2	0.647%	(c)	03/25/37	4,473	2,336,485
GSAA Home Equity Trust, Series 2007-5, Class 2A3A	Caa1	0.667%	(c)	04/25/47	4,920	2,413,526
GSAA Home Equity Trust, Series 2007-6, Class A4	Caa3	0.647%	(c)	05/25/47	9,370	5,258,022
GSAMP Trust, Series 2004-SEA2, Class A2B	Aaa	0.897%	(c)	03/25/34	2,227	2,139,378
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 144A	Aaa	5.29%		03/25/16	2,640	2,856,669
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	Aaa	0.797%	(c)	07/25/34	1,654	1,252,306
Lehman XS Trust, Series 2005-5N, Class 1A1	A1	0.647%	(c)	11/25/35	295	195,937
Lehman XS Trust, Series 2005-5N, Class 3A1A	Baa1	0.647%	(c)	11/25/35	410	263,645
Merrill Lynch Mortgage Investors, Inc., Series 2005-SD1, Class A2	AAA(d)	5.666%	(c)	05/25/46	123	119,951
Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1	Aa2	1.367%	(c)	10/25/33	2,889	2,177,325
Nelnet Student Loan Trust, Series 2008-4, Class A4	Aaa	1.796%	(c)	04/25/24	1,890	1,947,016
Ownit Mortgage Loan Asset Backed Certificates, Series 2005-2, Class M2	Aa2	0.797%	(c)	03/25/36	1,684	1,655,390
Park Place Securities, Inc. Series 2004-WHQ2, Class M1	Aa1	0.937%	(c)	02/25/35	2,250	2,187,180
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1	Aa2	1.247%	(c)	10/25/34	1,565	1,268,382

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
RAAC, Series 2006-RP3, Class A, 144A	Caa2	0.617%	(c)	05/25/36	$2,152	$1,193,779
RAAC, Series 2007-SP3, Class A1	Caa1	1.547%	(c)	09/25/47	255	176,235
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	Aaa	0.587%	(c)	11/25/36	4,100	1,972,395
SLM Student Loan Trust, Series 2006-5, Class A5	Aaa	0.426%	(c)	01/25/27	4,120	3,883,910
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	Aa1	0.847%	(c)	01/25/35	2,383	1,971,620
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	B1	5.645%	(c)	10/25/36	1,571	1,222,867
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4A1	CCC(d)	5.685%	(c)	05/25/36	2,613	1,989,482
Wachovia Asset Securitization, Inc., Series 2004-HE1, Class A	Baa2	0.567%	(c)	06/25/34	5,832	3,249,894

TOTAL ASSET-BACKED SECURITIES (cost $100,809,022)						92,915,911

BANK LOAN(c)(g) — 0.8%
Affinion Group, Inc., Tranche B Term Loan	Ba2	5.00%		10/09/16	1,995	1,892,134
Aramark Corp., Term Loan Strip	Ba3	2.408%		06/26/16	157	146,018
Aramark Corp., Term Loan Strip	NR	3.783%		06/26/16	309	296,188
Bausch & Lomb, Inc., Term Loan B/DD	B1	3.54%		04/26/15	1,501	1,410,345
Calpine Corp., Term Loan	B2	3.415%		03/29/14	900	774,938
Cengage Learning Acquisitions, Inc., Term Loan	B2	3.03%		07/05/14	1,496	1,289,123
Charter Communications Operating LLC, Term Loan B	Ba2	2.35%		03/06/14	108	99,638
Charter Communications Operating LLC, Term Loan C	Ba2	3.79%		09/06/16	2,874	2,675,542
Community Health System, Inc., Term Loan B	Ba3	2.788%		07/25/14	533	497,081
First Data Corp., Term Loan B2	B1	3.097%		09/24/14	2,482	2,087,234
Graphic Packaging International, Inc.	Ba3	3.043%		05/16/14	890	857,969
Graphic Packaging International, Inc., Term Loan C	Ba3	2.30%		05/16/14	877	828,400
Harrah’s Operating Co., Inc., Term Loan B2	Caa1	3.316%		01/28/15	1,009	836,952
HCA, Inc., Term Loan B	Ba3	2.783%		11/17/13	637	600,348
Iconix, Term Loan B	Ba1	2.55%		04/30/13	628	610,588
Neiman Marcus Group, Inc., Term Loan B	B2	2.468%		04/06/13	2,000	1,867,778
Royalty Pharma, Term Loan B	Baa2	2.783%		04/16/13	474	462,882
Texas Competitive Electric Holdings Co. LLC, Term Loan BB	B1	3.851%		10/10/14	1,965	1,446,777
Tribune Co., Term Loan X(i)	NR	3.28%		06/04/11	183	109,409
VNU Nielsen Finance LLC, Term Loan A	Ba3	2.35%		08/09/13	2,000	1,921,250

TOTAL BANK LOAN (cost $21,493,309)						20,710,594

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
Bank of America Commercial Mortgage, Inc., Series 2007-5, Class A3	AAA(d)	5.62%		02/10/51	60	61,987
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4	Aaa	5.907%	(c)	09/11/38	5,950	6,384,337
Commercial Mortgage Lease-Backed Certificates, Series 2001-CMLB, Class A1, 144A	Aaa	6.746%		06/20/31	3,923	4,317,434
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aaa	5.224%	(c)	04/10/37	1,000	1,027,196
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.68%		07/10/39	553	572,848
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	Aa2	5.999%	(c)	08/10/45	690	678,388
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49	890	869,766
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%		07/15/30	5,900	6,153,684

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	Aaa	5.372%		09/15/39	$490	$506,739
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3	AAA(d)	5.347%		11/15/38	1,140	1,176,312
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3	Aaa	6.72%	(c)	11/15/26	4,268	4,683,985
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.838%	(c)	05/12/39	900	961,462
Morgan Stanley Capital I, Series 2006-IQ12, Class A4	AAA(d)	5.332%		12/15/43	1,570	1,607,021

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $27,423,816)						29,001,159

CORPORATE BONDS — 28.8%
Advertising — 0.1%
WPP Finance UK, Gtd. Notes (United Kingdom)	Baa3	8.00%		09/15/14	1,670	1,958,007

Aerospace — 0.1%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	4.875%		02/15/20	3,060	3,369,207

Aerospace/Defense — 0.2%
L-3 Communications Corp., Gtd. Notes	Ba1	5.875%		01/15/15	500	493,750
L-3 Communications Corp., Gtd. Notes	Ba1	6.375%		10/15/15	520	520,000
United Technologies Corp., Sr. Unsec’d. Notes(a)	A2	4.50%		04/15/20	4,500	4,868,536

						5,882,286

Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	8.50%		11/10/13	2,210	2,579,837
Altria Group, Inc., Gtd. Notes(a)	Baa1	9.25%		08/06/19	1,730	2,159,223
Reynolds American, Inc., Gtd. Notes	Baa3	7.25%		06/01/12	2,100	2,257,794
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%		06/01/16	780	884,621

						7,881,475

Airlines
United Air Lines, Inc., Pass-Through Certificates	Ba1	9.75%		01/15/17	1,190	1,270,325

Automobile Manufacturers
Motors Liquidation Co., Sr. Unsec’d. Notes(a)(i)	NR	8.375%		07/15/33	510	163,200

Banks — 3.7%
Ally Financial, Inc., Sr. Unsec’d. Notes	B3	9.539%		06/15/15	150	94,125
Ally Financial, Inc., Sub. Notes	B3	8.00%		12/31/18	800	736,000
Bank of America Corp., Sr. Notes	A2	5.625%		07/01/20	520	524,130
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.75%		12/01/17	100	103,708
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.00%		09/01/17	740	778,725
Bank of America Corp., Sr. Unsec’d. Notes	A2	7.375%		05/15/14	410	459,512
Bank of America Corp., Sr. Unsec’d. Notes(a)	A2	7.625%		06/01/19	11,510	13,184,797
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	5.65%		05/01/18	2,530	2,592,774
Bank of Tokyo-Mitsubishi UFJ Ltd., Sr. Unsec’d. Notes, 144A (Japan)	Aa2	3.85%		01/22/15	4,550	4,733,738
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.20%		07/10/14	780	823,175
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)	Baa1	6.05%		12/04/17	1,980	1,998,303
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A (Australia)	Aa1	3.75%		10/15/14	2,080	2,138,292
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A (Australia)	Aa1	5.00%		10/15/19	1,050	1,089,946
Credit Agricole SA, Sub. Notes, 144A (France)	A3	8.375%	(c)	12/31/49	5,800	5,481,000
ICICI Bank Ltd., Jr. Sub. Notes (India)	BB(d)	6.375%	(c)	04/30/22	1,830	1,683,618
ICICI Bank Ltd., Jr. Sub. Notes, 144A (India)	Ba1	6.375%	(c)	04/30/22	480	441,605
Kaupthing Bank, Sr. Notes, 144A (Iceland ) (cost $4,589,281; purchased 02/25/08)(f)(g)(i)	NR	7.625%		02/28/15	5,480	1,616,600

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Nordea Bank AB, Sr. Notes, 144A (Sweden)	Aa2	4.875%		01/27/20	$2,060	$2,115,711
Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	3.70%		11/13/14	3,070	3,127,434
Rabobank Nederland NV, Jr. Sub. Notes, 144A (Netherlands)	A2	11.00%	(c)	12/31/49	1,415	1,747,525
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.40%		10/21/19	5,210	5,268,910
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	5.00%		11/12/13	800	776,265
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	5.00%		10/01/14	13,010	12,206,854
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	5.05%		01/08/15	1,100	1,027,365
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba2	6.375%		02/01/11	100	101,158
Royal Bank of Scotland PLC (The), Bank Gtd. Notes (United Kingdom)	Aa3	4.875%		03/16/15	1,100	1,094,458
RSHB Capital SA, Sr. Sec’d. Notes (Luxembourg)	A3	6.299%		05/15/17	1,080	1,071,900
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	Aa2	3.724%		01/20/15	3,990	3,833,205
Shinsei Finance Cayman Ltd., Jr. Sub. Notes, 144A (Cayman Islands)	B1	6.418%	(c)	12/31/49	2,010	1,292,179
UBS AG Stamford CT, Sr. Unsec’d. Notes (Switzerland)	Aa3	3.875%		01/15/15	3,300	3,283,665
Wachovia Corp., Sr. Unsec’d. Notes(a)	A1	5.75%		02/01/18	10,050	11,010,257
Wachovia Corp., Sub. Notes	A2	5.625%		10/15/16	5,220	5,633,758
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	3.75%		10/01/14	300	307,149
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	4.375%		01/31/13	800	845,738
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.25%		10/23/12	500	535,081
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.30%		08/26/11	1,990	2,066,931
Wells Fargo Capital X, Ltd. Gtd. Notes	Baa2	5.95%		12/15/36	1,730	1,534,358

						97,359,949

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	Baa2	5.375%		01/15/20	5,520	5,948,313
Diageo Capital PLC, Gtd. Notes (United Kingdom)(a)	A3	4.828%		07/15/20	3,490	3,701,983
Dr. Pepper Snapple Group, Inc., Gtd. Notes	Baa2	6.82%		05/01/18	4,330	5,164,222
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	7.90%		11/01/18	3,420	4,421,916

						19,236,434

Biotechnology — 0.1%
FMC Finance III SA, Gtd. Notes (Luxembourg)	Ba2	6.875%		07/15/17	1,323	1,336,230

Cable Television — 0.6%
Charter Communications Operating LLC, Sec’d. Notes, 144A	B1	8.00%		04/30/12	180	187,200
Charter Communications Operating LLC, Sec’d. Notes, 144A(a)	B1	10.875%		09/15/14	2,025	2,247,750
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.75%		07/01/18	740	849,430
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.75%		06/15/39	1,990	2,198,399
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.30%		07/01/38	1,210	1,404,812
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.25%		04/01/19	4,100	5,042,188
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	8.375%		07/15/33	1,350	1,675,731
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	10.15%		05/01/12	2,110	2,404,130

						16,009,640

Chemicals — 0.4%
Ashland, Inc., Gtd. Notes	Ba1	9.125%		06/01/17	4,230	4,631,850
CF Industries, Inc., Gtd. Notes(a)	B1	6.875%		05/01/18	2,270	2,309,725
CF Industries, Inc., Gtd. Notes(a)	B1	7.125%		05/01/20	2,010	2,065,275

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals (continued)
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.75%		03/15/13	$260	$284,446
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	6.65%		03/15/18	830	984,863

						10,276,159

Coal — 0.1%
CONSOL Energy, Inc., Gtd. Notes, 144A(a)	B1	8.25%		04/01/20	2,520	2,627,100
Peabody Energy Corp., Gtd. Notes	Ba1	7.875%		11/01/26	330	346,500

						2,973,600

Commercial Services
Stonemor Operating LLC/Cornerstone Family Services of West Virginia/Osiris Holding, Gtd. Notes, 144A	B3	10.25%		12/01/17	730	740,950

Containers & Packaging — 0.1%
Ball Corp., Gtd. Notes	Ba1	6.75%		09/15/20	2,090	2,110,900

Diversified — 0.1%
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Baa3	9.75%		05/15/14	95	112,272
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Baa3	10.25%		05/15/16	910	1,073,800
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Baa3	10.75%		05/15/19	160	196,048

						1,382,120

Diversified Financial Services — 5.4%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	6,660	8,269,016
American Express Co., Sub. Notes	Baa2	6.80%	(c)	09/01/66	1,230	1,171,575
American Express Credit Corp., Sr. Unsec’d. Notes(a)	A2	5.125%		08/25/14	1,050	1,129,665
American General Finance Corp., Sr. Unsec’d. Notes, MTN(a)	B2	6.90%		12/15/17	1,040	828,100
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.40%		10/02/17	3,650	4,054,219
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.25%		02/01/18	6,429	7,507,143
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	4.70%		10/27/19	1,570	1,687,977
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes	A2	6.125%		02/17/14	4,170	4,719,356
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	5.45%		04/15/18	1,200	1,339,151
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		10/15/14	2,360	2,426,351
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17	490	508,978
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.01%		01/15/15	9,950	10,436,386
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.375%		08/12/14	2,580	2,740,355
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.50%		08/19/13	2,100	2,236,872
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%		03/05/38	2,480	2,601,681
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	8.125%		07/15/39	1,230	1,467,362
Citigroup, Inc., Sub. Notes	Baa1	5.00%		09/15/14	2,300	2,300,460
Citigroup, Inc., Unsec’d. Notes	A3	6.00%		12/13/13	6,400	6,714,323
Citigroup, Inc., Unsec’d. Notes	A3	8.50%		05/22/19	2,030	2,420,012
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.375%		02/01/11	2,900	2,954,297
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	12.00%		05/15/15	3,200	3,704,323
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	2.125%		12/21/12	4,870	5,006,789
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aa2	5.50%		01/08/20	7,000	7,397,285
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.625%		05/01/18	2,680	2,848,073
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.90%		05/13/14	2,230	2,461,510
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.00%		06/15/12	2,370	2,550,411
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.00%		08/07/19	2,410	2,608,996
General Electric Capital Corp., Sub. Notes	Aa3	6.375%	(c)	11/15/67	3,580	3,329,400
Goldman Sachs Capital II, Ltd. Gtd. Notes	Baa2	5.793%	(c)	12/31/49	730	551,150
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	3.625%		08/01/12	770	784,404
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.75%		07/15/13	370	386,307
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.25%		10/15/13	1,110	1,170,061
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.30%		02/14/12	220	228,982
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.375%		03/15/20	4,380	4,327,948

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Financial Services (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.45%		11/01/12	$1,240	$1,306,266
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18	1,200	1,246,456
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.60%		01/15/12	490	518,245
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	7.50%		02/15/19	4,530	5,063,539
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.00%		05/01/14	2,000	2,149,328
JPMorgan Chase & Co., Sub. Notes	A1	5.15%		10/01/15	3,160	3,380,972
JPMorgan Chase & Co., Sub. Notes	A1	6.125%		06/27/17	2,660	2,910,117
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(i)	NR	6.50%		07/19/17	3,140	1,570
Lehman Brothers Holdings, Inc., Sub. Notes, MTN(i)	NR	6.75%		12/28/17	1,040	520
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18	3,420	3,648,391
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.45%		02/05/13	3,350	3,514,277
Merrill Lynch & Co., Inc., Sub. Notes	A3	5.70%		05/02/17	500	501,511
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.05%		05/16/16	320	330,669
Morgan Stanley, Sr. Unsec’d. Notes	A2	4.20%		11/20/14	180	177,739
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.50%		01/26/20	1,170	1,131,858
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%		01/09/12	1,970	2,049,882
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%		04/01/18	4,180	4,381,200
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	5.75%		01/20/20	2,501	2,503,450
Petrobras International Finance Co., Sr. Unsub. Notes (Cayman Islands)	Baa1	6.125%		10/06/16	970	1,029,738
Petroplus Finance Ltd., Sr. Sec’d. Notes, 144A (Bermuda)	B2	6.75%		05/01/14	1,740	1,513,800
Resona Preferred Global Securities Cayman Ltd., Jr. Sub. Notes, 144A (Cayman Islands)	Ba2	7.191%	(c)	12/31/49	670	616,541

						142,844,987

Electric — 1.4%
AES Corp. (The), Sr. Unsec’d. Notes, 144A(a)	B1	8.00%		06/01/20	4,540	4,562,700
Calpine Construction Finance Co. LP and CCFC Finance
Corp., Sr. Sec’d. Notes, 144A	Ba3	8.00%		06/01/16	1,995	2,039,887
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.25%		10/15/17	1,000	960,000
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	5.70%		09/17/12	3,380	3,653,418
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	8.875%		01/15/19	960	1,268,020
Energy Future Holdings Corp., Gtd. Notes	Caa3	11.25%		11/01/17	10,719	6,967,444
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	6.45%		11/15/11	161	170,055
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%		11/15/31	6,070	6,400,166
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.50%		10/01/21	3,000	2,790,000
NRG Energy, Inc., Gtd. Notes(a)	B1	7.375%		02/01/16	3,805	3,785,975
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17	670	663,300
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.05%		03/01/34	4,230	4,719,487

						37,980,452

Electronic Components & Equipment
National Semiconductor Corp., Sr. Unsec’d. Notes	Baa1	6.60%		06/15/17	320	358,503

Energy
Peabody Energy Corp., Gtd. Notes	Ba1	6.875%		03/15/13	70	70,525

Environmental Control — 0.2%
Allied Waste North America, Inc., Gtd. Notes	Baa3	7.125%		05/15/16	5,000	5,362,500

Financial Services — 2.3%
BAC Capital Trust XI, Ltd., Ltd. Gtd. Notes	Baa3	6.625%		05/23/36	620	566,889
Countrywide Financial Corp., Sub. Notes	A3	6.25%		05/15/16	510	531,671
Credit Suisse AG, Sub. Notes (Switzerland)	Aa2	5.40%		01/14/20	4,000	3,977,056
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A	Ba3	7.75%		07/15/11	1,000	1,030,783
Federal National Mortgage Assoc., Sr. Sub. Notes	Aa2	5.25%		08/01/12	14,190	15,314,983

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Financial Services (continued)
General Motors Acceptance Corp., Inc., Gtd. Notes	B3	6.625%		05/15/12	$3,166	$3,166,000
General Motors Acceptance Corp., Inc., Gtd. Notes	B3	7.25%		03/02/11	1,899	1,929,859
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	4.625%		09/15/10	2,260	2,276,017
Lloyds TSB Bank PLC, Bank Gtd. Notes, 144A (United Kingdom)	Aa3	4.375%		01/12/15	4,190	4,036,893
Lloyds TSB Bank PLC, Bank Gtd. Notes, 144A (United Kingdom)	Aa3	5.80%		01/13/20	5,060	4,776,109
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.125%		08/27/12	1,410	1,389,011
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.00%		03/23/20	18,720	16,439,642
Suntrust Capital VIII, Ltd., Ltd. Gtd. Notes	Baa3	6.10%	(c)	12/01/66	3,110	2,367,487
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.875%		03/13/18	3,283	3,420,886

						61,223,286

Food — 0.9%
Delhaize Group SA, Gtd. Notes (Belgium)	Baa3	6.50%		06/15/17	3,470	3,998,481
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%		02/10/20	6,710	7,190,107
Kroger Co. (The), Gtd. Notes	Baa2	5.00%		04/15/13	1,800	1,926,623
Kroger Co. (The), Gtd. Notes	Baa2	6.15%		01/15/20	2,280	2,633,797
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	5.35%		03/01/18	3,610	4,134,489
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.35%		08/15/17	2,970	3,427,903

						23,311,400

Forest & Paper Products — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A(a)	Ba2	8.25%		05/01/16	3,455	3,683,894
NewPage Corp., Sec’d. Notes	Caa2	10.00%		05/01/12	20	10,850

						3,694,744

Gaming — 0.1%
Boyd Gaming Corp., Sr. Sub. Notes	Caa1	6.75%		04/15/14	340	297,500
Boyd Gaming Corp., Sr. Sub. Notes(a)	Caa1	7.125%		02/01/16	1,100	904,750
MGM Resorts International, Gtd. Notes	Caa1	7.625%		01/15/17	110	86,075
MGM Resorts International, Gtd. Notes	Caa1	8.50%		09/15/10	40	40,000
MGM Resorts International, Sr. Sec’d. Notes	B1	10.375%		05/15/14	110	119,625
MGM Resorts International, Sr. Sec’d. Notes	B1	11.125%		11/15/17	260	286,650
Station Casinos, Inc., Sr. Unsec’d. Notes(g)(i)	D(d)	7.75%		08/15/16	880	55,550

						1,790,150

Healthcare – Services — 1.0%
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15	1,880	1,938,750
DaVita, Inc., Gtd. Notes	B2	7.25%		03/15/15	2,250	2,250,000
HCA, Inc., Sr. Sec’d. Notes	B2	9.625%		11/15/16	3,625	3,878,216
Humana, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.30%		08/01/18	3,000	3,204,906
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.45%		03/15/20	1,910	2,035,307
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	B1	8.875%		07/01/19	553	586,180
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	B1	9.00%		05/01/15	160	169,200
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(a)	B1	10.00%		05/01/18	2,020	2,232,100
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	Caa1	9.25%		02/01/15	1,000	1,032,500
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		02/15/13	590	633,976
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		04/01/13	650	694,885
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		11/15/17	45	50,570
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		02/15/18	2,170	2,419,589
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	5.875%		06/15/17	1,800	2,005,312
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	7.00%		02/15/19	2,580	3,060,288

						26,191,779

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance — 0.6%
American International Group, Inc., Jr. Sub. Notes	Ba2	6.25%		03/15/87	$1,020	$693,600
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18	2,320	2,073,500
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.20%		02/11/15	2,920	3,007,048
MetLife, Inc., Jr. Sub. Notes	Baa2	6.40%		12/15/66	2,380	2,094,400
Pacific Life Global Funding, Sr. Sec’d. Notes, 144A	A1	5.15%		04/15/13	1,230	1,289,440
Teachers Insurance & Annuity Association of America, Notes, 144A	Aa2	6.85%		12/16/39	3,560	4,146,492
Travelers Cos., Inc. (The), Jr. Sub. Notes	A3	6.25%	(c)	03/15/67	1,330	1,248,033

						14,552,513

Machinery & Equipment — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	5.35%		04/03/18	2,280	2,545,200

Media — 0.9%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	7.75%		04/15/18	1,400	1,400,000
CCO Holdings LLC CCO Holdings Capital Corp., Gtd. Notes, 144A(a)	B2	8.125%		04/30/20	1,750	1,789,375
Comcast Corp., Gtd. Notes	Baa1	5.70%		05/15/18	2,430	2,671,173
Comcast Corp., Gtd. Notes	Baa1	6.50%		01/15/15	3,890	4,464,712
Comcast Corp., Gtd. Notes	Baa1	6.50%		01/15/17	2,390	2,738,553
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.45%		12/15/14	2,640	2,913,979
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba3	8.50%		06/15/15	2,900	3,008,750
DISH DBS Corp., Gtd. Notes	Ba3	7.75%		05/31/15	600	618,000
DISH DBS Corp., Gtd. Notes(a)	Ba3	7.875%		09/01/19	3,015	3,135,600
Sun Media Corp., Gtd. Notes (Canada)	Ba2	7.625%		02/15/13	820	820,000

						23,560,142

Media & Entertainment — 0.1%
Intelsat Jackson Holdings SA, Gtd. Notes (Luxembourg)	B3	9.50%		06/15/16	1,465	1,538,250
Intelsat Jackson Holdings SA, Gtd. Notes (Luxembourg)	Caa2	11.25%		06/15/16	690	734,850
Intelsat Jackson Holdings SA, Gtd. Notes, 144A (Luxembourg)(a)	B3	8.50%		11/01/19	25	25,250

						2,298,350

Metals & Mining — 1.1%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	6.00%		07/15/13	120	126,382
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	5,955	6,550,500
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)	Baa1	6.50%		07/15/18	2,500	2,849,350
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)	Baa1	9.00%		05/01/19	6,590	8,647,853
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%		11/01/12	500	517,500
Steel Dynamics, Inc., Gtd. Notes(a)	Ba2	7.75%		04/15/16	105	105,525
Steel Dynamics, Inc., Gtd. Notes, 144A	Ba2	7.625%		03/15/20	3,080	3,064,600
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.875%		11/21/36	2,810	2,929,456
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	8.25%		01/17/34	515	604,471
Vedanta Resources PLC, Sr. Unsec’d. Notes (United Kingdom)	Ba2	8.75%		01/15/14	400	424,000
Vedanta Resources PLC, Sr. Unsec’d. Notes (United Kingdom)	Ba2	9.50%		07/18/18	900	958,500
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)	Ba2	8.75%		01/15/14	1,420	1,491,000

						28,269,137

Oil, Gas & Consumable Fuels — 3.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.45%		09/15/36	7,215	5,739,381
Apache Corp., Sr. Unsec’d. Notes	A3	6.00%		01/15/37	1,680	1,856,691
Baker Hughes, Inc., Sr. Unsec’d. Notes	A2	7.50%		11/15/18	3,380	4,132,435
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	6.50%		08/15/17	2,280	2,248,650

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.25%		12/15/18	$1,415	$1,460,988
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	9.50%		05/15/16	4,000	4,060,000
Complete Production Services, Inc., Gtd. Notes(a)	B1	8.00%		12/15/16	1,000	977,500
Conoco, Inc., Sr. Unsec’d. Notes	A1	6.95%		04/15/29	2,840	3,485,364
ConocoPhillips, Gtd. Notes	A1	6.00%		01/15/20	2,140	2,507,680
ConocoPhillips, Gtd. Notes	A1	6.50%		02/01/39	1,980	2,391,086
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	7.95%		04/15/32	3,800	4,869,597
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B3	7.75%		06/01/19	300	207,375
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.70%		07/01/18	1,990	2,139,990
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	9.00%		04/15/19	4,160	4,892,264
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.30%		08/15/31	2,280	2,689,960
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.875%		10/01/29	190	233,797
Hess Corp., Sr. Unsec’d. Notes(a)	Baa2	8.125%		02/15/19	7,170	8,937,807
Kerr-Mcgee Corp., Gtd. Notes	Ba1	7.875%		09/15/31	3,550	3,252,109
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.95%		02/15/18	3,790	4,093,344
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.00%		02/01/17	1,050	1,143,795
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, MTN	Baa2	6.95%		01/15/38	2,320	2,465,334
Linn Energy LLC/Linn Energy Finance Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%		04/15/20	520	532,350
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	7.00%		11/01/13	2,800	3,272,220
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa3	8.25%		12/15/14	320	284,944
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%		06/15/35	6,070	6,243,341
SandRidge Energy, Inc., Gtd. Notes, 144A	B3	8.75%		01/15/20	295	277,300
SandRidge Energy, Inc., Gtd. Notes, 144A	B3	9.875%		05/15/16	780	791,700
SandRidge Energy, Inc., Gtd. Notes, PIK(a)	B3	8.625%		04/01/15	2,590	2,515,538
Shell International Finance BV, Gtd. Notes (Netherlands)	Aa1	4.375%		03/25/20	5,270	5,447,757
Southwestern Energy Co., Sr. Notes	Ba2	7.50%		02/01/18	1,850	1,965,625
Transocean, Inc., Sr. Unsec’d. Notes (Cayman Islands)(a)	Baa2	5.25%		03/15/13	1,240	1,166,456
Whiting Petroleum Corp., Gtd. Notes	B1	7.25%		05/01/12	180	180,000
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	5.50%		06/15/18	2,032	2,323,616
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	6.25%		08/01/17	2,210	2,631,613
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	6.75%		08/01/37	180	231,885
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	7.50%		04/15/12	1,020	1,135,715

						92,785,207

Pharmaceuticals — 0.7%
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.65%		05/15/18	4,820	5,515,401
Pfizer, Inc., Sr. Unsec’d. Notes	A1	6.20%		03/15/19	4,000	4,753,592
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.00%		03/01/19	4,820	5,614,784
Wyeth, Gtd. Notes	A1	5.45%		04/01/17	730	833,710
Wyeth, Gtd. Notes	A1	5.95%		04/01/37	1,290	1,461,246

						18,178,733

Pipelines — 0.7%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.25%		01/31/20	3,020	3,109,151
Enterprise Products Operating LLC, Gtd. Notes	Baa3	6.50%		01/31/19	5,820	6,525,396
Enterprise Products Operating LLC, Gtd. Notes	Ba1	8.375%	(c)	08/01/66	4,000	3,995,000
Williams Cos., Inc., (The), Sr. Unsec’d. Notes	Baa3	7.50%		01/15/31	2,578	2,742,275
Williams Partners LP, Sr. Unsec’d. Notes, 144A	Baa3	5.25%		03/15/20	1,140	1,165,726

						17,537,548

Pipelines & Other — 0.1%
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		06/15/17	2,340	2,326,823

Real Estate Investment Trust
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa3	6.50%		06/01/16	880	896,075

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Retail & Merchandising — 0.4%
CVS Caremark Corp., Notes	Baa2	6.60%	03/15/19	$5,670	$6,598,065
CVS Caremark Corp., Pass-Through Certificates	Baa2	6.943%	01/10/30	969	1,068,148
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.25%	04/15/13	960	1,032,730
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.80%	02/15/18	740	871,701
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.20%	04/15/38	1,030	1,205,754

					10,776,398

Telecommunications — 2.0%
America Movil SAB de CV, Gtd. Notes (Mexico)	A2	5.00%	03/30/20	1,850	1,911,370
America Movil SAB de CV, Gtd. Notes (Mexico)	A2	5.625%	11/15/17	1,310	1,431,981
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.50%	02/01/18	4,630	5,120,011
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	6.30%	01/15/38	250	271,296
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	6.55%	02/15/39	480	537,644
British Telecommunications PLC, Sr. Unsec’d. Notes (United Kingdom)	Baa2	5.95%	01/15/18	870	907,278
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.50%	11/15/18	2,110	2,743,293
Cricket Communications, Inc., Sr. Sec’d. Notes	Ba2	7.75%	05/15/16	780	795,600
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1	5.75%	03/23/16	3,380	3,698,200
Inmarsat Finance PLC, Gtd. Notes, 144A (United Kingdom)	Ba2	7.375%	12/01/17	480	490,800
Intelsat Corp., Sr. Unsec’d. Notes(a)	B3	9.25%	08/15/14	1,310	1,339,475
Koninklijke KPN NV, Sr. Unsec’d. Notes (Netherlands)	Baa2	8.375%	10/01/30	4,950	6,481,495
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%	02/15/14	1,140	1,142,850
Sprint Capital Corp., Gtd. Notes	Ba3	6.90%	05/01/19	250	226,250
Sprint Capital Corp., Gtd. Notes	Ba3	8.75%	03/15/32	180	171,900
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	6.00%	12/01/16	4,460	4,002,850
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	5.25%	10/01/15	1,330	1,342,301
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	6.999%	06/04/18	2,490	2,652,256
Telefonica Emisiones SAU, Gtd. Notes (Spain)	Baa1	6.221%	07/03/17	4,000	4,350,800
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	6.10%	04/15/18	5,810	6,595,965
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	8.95%	03/01/39	3,630	5,142,175
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.375%	09/01/12	400	449,397
Windstream Corp., Gtd. Notes	Ba3	8.625%	08/01/16	895	901,712

					52,706,899

Tobacco — 0.2%
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	4,000	4,436,212

Transportation — 0.2%
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes (Mexico)	B2	12.50%	04/01/16	406	485,170
Railamerica, Inc., Sr. Sec’d. Notes	B1	9.25%	07/01/17	3,790	3,970,025

					4,455,195

Utilities — 0.3%
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	5.625%	11/30/12	2,940	3,215,948
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	3.95%	09/15/14	250	262,857
Mirant Mid Atlantic LLC, Pass-Through Certificates	Ba1	10.06%	12/30/28	1,403	1,504,700
Tennessee Valley Authority, Notes	Aaa	5.25%	09/15/39	1,440	1,591,907

					6,575,412

TOTAL CORPORATE BONDS (cost $747,129,217)					756,678,652

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

FOREIGN GOVERNMENT BONDS — 1.4%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Brazil Notas do Tesouro Nacional, Notes (Brazil)	Baa3	10.00%		01/01/12	BRL	40,354	$22,824,893
Brazil Notas do Tesouro Nacional, Series F, Notes (Brazil)	Baa3	10.00%		01/01/17	BRL	10,025	5,024,774
Russian Foreign Bond, Sr. Unsec’d. Notes (Russia)	Ba1	7.50%		03/31/30	RUB	8,068	9,107,207

TOTAL FOREIGN GOVERNMENT BONDS (cost $36,781,563)							36,956,874

MUNICIPAL BONDS — 0.2%
California — 0.1%
California State, General Obligation Bonds	A1	7.30%		10/01/39		$1,600	1,665,744

Georgia — 0.1%
Georgia Electric Authority, Revenue Bonds	A2	6.637%		04/01/57		1,480	1,433,291
Georgia Electric Authority, Revenue Bonds	A2	6.655%		04/01/57		820	790,948

							2,224,239

TOTAL MUNICIPAL BONDS (cost $3,913,149)							3,889,983

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.1%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1	Caa1	2.853%	(c)	07/25/35		788	626,488
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	Caa3	2.628%	(c)	09/25/35		783	520,148
American Home Mortgage Assets, Series 2006-2, Class 2A1	B2	0.537%	(c)	09/25/46		620	289,193
Bank of America Funding Corp., Series 2005-F, Class 2A1	B3	3.597%	(c)	09/20/35		145	81,685
Bank of America Funding Corp., Series 2006-2, Class 2A2	Caa1	6.25%		03/25/36		5,000	4,197,335
Bank of America Mortgage Securities, Inc., Series 2003-5, Class 1A35	Aaa	4.50%		07/25/33		197	196,431
Bank of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	Aaa	4.512%	(c)	09/25/33		920	910,785
Bank of America Mortgage Securities, Inc., Series 2005-12, Class A2	B2	1.247%	(c)	01/25/36		5,993	4,705,818
Bank of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	B(d)	4.784%	(c)	09/25/35		533	451,159
Bayview Financial Acquisition Trust, Series 2007-A, Class 1A2	Aaa	6.205%	(s)	05/28/37		3,200	3,205,251
BCAP LLC Trust, Series 2006-AA1, Class A1	Caa2	0.537%	(c)	10/25/36		6,028	3,195,785
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A3	BB(d)	3.735%	(c)	10/25/35		150	122,766
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1	Caa3	3.417%	(c)	02/25/36		1,074	699,060
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	Caa2	5.596%	(c)	02/25/36		636	489,495
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1	CCC(d)	3.12%	(c)	10/25/36		1,125	723,948
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	Aaa	1.087%	(c)	11/25/34		293	205,383
Bear Stearns Alt-A Trust, Series 2006-3, Class 22A1	Caa2	5.638%	(c)	05/25/36		2,127	1,019,408
Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A3	Aaa	0.947%	(c)	10/25/33		926	839,362
Bear Stearns Asset Backed Securities Trust, Series 2005-AC9, Class A3	Caa2	0.697%	(c)	12/25/35		8,793	5,001,870
Chevy Chase Mortgage Funding Corp., Series 2004-3A, Class A2, 144A	A3	0.647%	(c)	08/25/35		17	10,451
Chevy Chase Mortgage Funding Corp., Series 2004-4A, Class A2, 144A	Aa3	0.637%	(c)	10/25/35		46	27,343
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 144A	A3	0.547%	(c)	01/25/36		23	13,789
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A2, 144A	Baa1	0.577%	(c)	05/25/36		54	28,854

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A2, 144A	A3	0.577%	(c)	07/25/36	$368	$198,382
Chevy Chase Mortgage Funding Corp., Series 2006-1A, Class A2, 144A	B1	0.547%	(c)	12/25/46	31	13,899
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A1A	CCC(d)	5.195%	(c)	10/25/35	673	508,460
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	Aaa	4.625%	(c)	02/25/36	6,124	6,084,851
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	Aa3	0.50%	(c)	11/15/36	406	292,591
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	Baa2	3.479%	(c)	11/20/34	382	331,620
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A2	Baa2	3.479%	(c)	11/20/34	880	742,780
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	A1	0.637%	(c)	04/25/35	7,886	4,449,691
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J2, Class 3A10	B3	46.781%	(c)	08/25/35	392	625,916
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R3, Class AF, 144A	Ba3	0.747%	(c)	09/25/35	741	595,230
Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 1A1	B2	0.847%	(c)	02/25/35	5,985	4,528,693
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 4A1	BBB+(d)	5.33%	(c)	02/25/35	537	509,640
Government National Mortgage Assoc., Series 2010-H02, Class FA	Aaa	1.034%	(c)	02/20/60	6,573	6,645,558
Government National Mortgage Assoc., Series 2010-H010, Class FC	Aaa	1.264%	(c)	05/20/60	8,970	9,213,872
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	B3	0.547%	(c)	10/25/45	393	208,252
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	Caa2	0.597%	(c)	04/25/36	6,334	2,068,270
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	Caa2	0.577%	(c)	04/25/36	567	225,265
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	CCC(d)	5.50%		11/25/35	6,175	5,474,201
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	B-(d)	2.91%	(c)	07/25/35	800	572,670
Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1A	A1	3.409%	(c)	01/19/35	631	477,324
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A	Ba1	0.698%	(c)	01/19/35	188	99,723
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A3	B3	0.728%	(c)	01/19/35	602	298,424
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A	Baa3	1.347%	(c)	11/25/47	1,949	1,259,274
Homestar Mortgage Acceptance Corp., Series 2004-5, Class A4	Aaa	0.917%	(c)	10/25/34	2,483	2,145,108
Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	Aaa	0.897%	(c)	01/25/35	7,221	6,557,827
IMPAC Secured Assets Common Owner Trust, Series 2006-2, Class 2A1	Aaa	0.697%	(c)	08/25/36	633	510,277
Indymac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	Caa2	0.547%	(c)	10/25/36	2,601	1,531,409
JPMorgan Alternative Loan Trust, Series 2006-S1, Class 3A2	B3	0.617%	(c)	03/25/36	3,573	2,464,254
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	B+(d)	4.931%	(c)	08/25/35	1,400	1,171,394
JPMorgan Mortgage Trust, Series 2005-A8, Class 2A3	Caa1	4.93%	(c)	11/25/35	4,300	3,296,268
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	CCC(d)	6.50%		01/25/36	4,918	3,243,857
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	Aaa	2.975%	(c)	04/21/34	4,419	4,369,142

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Master Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 144A	Caa1	5.533%	(c)	11/25/35	$5,673	$3,240,962
Master Alternative Loans Trust, Series 2004-10, Class 5A1	AAA(d)	0.797%	(c)	09/25/34	2,969	2,549,572
Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3	BBB(d)	2.751%	(c)	06/25/35	2,300	1,735,550
Merrill Lynch Mortgage Investors, Inc., Series 2005-A9, Class 1A1	B-(d)	2.715%	(c)	12/25/35	2,184	1,781,556
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	B2	0.557%	(c)	02/25/36	561	426,226
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A	Caa2	2.553%	(c)	02/25/36	310	240,143
MLCC Mortgage Investors, Inc., Series 2006-1, Class 2A1	B2	5.058%	(c)	02/25/36	1,037	903,844
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	A2	5.496%	(c)	11/25/34	4,320	4,192,941
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	Caa2	1.047%	(c)	12/25/35	4,660	3,029,359
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	Caa2	4.938%	(c)	03/25/36	5,295	3,197,744
Nomura Asset Acceptance Corp., Series 2006-AF1, Class 2A	Caa3	2.862%	(c)	06/25/36	2,133	999,643
RBSGC Mortgage Pass-Through Certificates, Series 2005-A, Class 5A	Baa2	7.00%		04/25/35	4,957	4,576,887
RBSGC Mortgage Pass-Through Certificates, Series 2007-B, Class 1A4	Caa1	0.797%	(c)	01/25/37	3,014	1,670,269
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2	Caa2	6.00%		08/25/36	8,517	4,879,414
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	Caa2	0.707%	(c)	01/25/37	750	416,158
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A7	Caa2	8.00%		05/25/32	257	238,178
Residential Asset Securitization Trust, Series 2007-A7, Class A3	CCC(d)	6.00%		07/25/37	4,200	1,728,271
Saco I, Inc., Series 2007-VA1, Class A, 144A	BB(d)	8.657%	(c)	06/25/21	3,175	3,222,415
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A	A1	3.133%	(c)	09/25/34	448	407,195
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	Aaa	0.647%	(c)	09/25/34	521	388,557
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 5A	Ba1	5.50%	(c)	12/25/34	958	863,092
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	Aa2	0.717%	(c)	07/25/34	523	367,874
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1	Caa2	2.568%	(c)	06/25/35	169	121,614
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1	Caa2	5.856%	(c)	10/25/35	4,710	3,518,702
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1	CCC(d)	5.831%	(c)	05/25/36	748	570,490
Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A1	Aa3	0.547%	(c)	09/25/47	312	290,456
Structured Asset Securities Corp., Series 2005-16, Class 1A2	Baa1	5.50%		09/25/35	1,250	1,063,831
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	B1	0.697%	(c)	03/25/35	4,189	3,341,546
Structured Asset Securities Corp., Series 2005-RF2, Class A, 144A	B2	0.697%	(c)	04/25/35	4,090	3,271,391
Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 144A	B1	0.697%	(c)	06/25/35	4,188	3,301,991
Structured Asset Securities Corp., Series 2007-BC4, Class A3	Baa1	0.513%	(c)	11/25/37	1,711	1,584,403
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	B2	6.204%	(c)	09/25/37	4,821	4,532,739
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	CCC(d)	3.435%	(c)	08/20/35	283	188,257

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class A12A	Ba1	1.393%	(c)	06/25/46	$740	$474,851
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A3	B(d)	5.845%	(c)	08/25/36	3,940	3,082,559
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	CCC(d)	5.338%	(c)	02/25/37	1,472	1,086,325
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	CCC(d)	5.293%	(c)	03/25/37	1,358	1,152,424
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	CCC(d)	5.485%	(c)	09/25/36	857	706,970
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A	B3	1.171%	(c)	06/25/47	1,189	698,604
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A	B3	1.231%	(c)	07/25/47	28,277	17,168,428
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1	A-(d)	5.698%	(c)	04/25/36	476	436,211

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $197,185,504)						185,923,571

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
Federal National Mortgage Assoc., Notes		3.875%		07/12/13	3,950	4,279,746
Federal National Mortgage Assoc., Notes		4.875%		12/15/16	21,510	24,312,559
Federal National Mortgage Assoc., Notes		5.00%		03/15/16	7,340	8,346,586
Federal National Mortgage Assoc., Notes		6.625%		11/15/30	3,660	4,759,673
Federal National Mortgage Assoc., Sub. Debs.		6.37%		10/09/19	5,800	3,585,676
Federal National Mortgage Assoc., Sub. Notes		4.625%		05/01/13	2,850	3,077,686
Financing Corp., FICO, Series 6P, PO		10.35%		08/03/18	710	542,525
Financing Corp., FICO, Series 7P, PO		10.35%		08/03/18	1,290	985,715
Financing Corp., FICO, Series 8P, PO		10.35%		08/03/18	680	519,602
Financing Corp., FICO, Series 11P, PO		9.65%		02/08/18	440	343,863
Financing Corp., FICO, Series 15P, PO		9.65%		03/07/19	640	470,447
Financing Corp., FICO, Series 19P, PO		9.00%		06/06/19	210	152,037
Financing Corp., FICO, Series B-P, PO		9.80%		04/06/18	1,340	1,040,854
Financing Corp., FICO, Series D-P, PO		8.60%		09/26/19	80	56,841
Financing Corp., FICO, Series D-P, PO		10.35%		08/03/18	1,590	1,214,951
Financing Corp., FICO, Series E-P, PO		9.65%		11/02/18	1,570	1,181,912
Financing Corp., FICO, Series I-P, PO		10.00%		05/11/18	1,670	1,292,386

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $53,385,880)						56,163,059

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 46.9%
Federal Home Loan Mortgage Corp.		4.50%		TBA	34,300	35,404,048
Federal Home Loan Mortgage Corp.		5.50%		TBA	800	858,375
Federal Home Loan Mortgage Corp.		5.50%		TBA	35,000	37,444,540
Federal Home Loan Mortgage Corp.		5.993%	(c)	07/01/36	2,992	3,153,824
Federal Home Loan Mortgage Corp.		6.00%		12/01/39	9,513	10,336,554
Federal Home Loan Mortgage Corp.		6.00%		TBA	1,500	1,627,968
Federal Home Loan Mortgage Corp.		6.00%		TBA	3,200	3,463,002
Federal National Mortgage Assoc.		4.00%		TBA	4,800	4,860,749
Federal National Mortgage Assoc.		4.00%		TBA	16,800	16,960,121
Federal National Mortgage Assoc.		4.50%		TBA	23,100	24,301,916
Federal National Mortgage Assoc.		4.50%		TBA	23,100	24,366,896
Federal National Mortgage Assoc.		4.50%		TBA	121,200	125,157,907
Federal National Mortgage Assoc.		4.50%		TBA	85,100	88,198,151
Federal National Mortgage Assoc.		5.00%		TBA	10,100	10,775,438

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal National Mortgage Assoc.	5.00%		09/01/33-06/01/35	$83,675	$88,710,804
Federal National Mortgage Assoc.	5.00%		TBA	126,000	133,304,094
Federal National Mortgage Assoc.	5.00%		TBA	110,400	115,971,778
Federal National Mortgage Assoc.	5.453%	(c)	08/01/37	426	452,924
Federal National Mortgage Assoc.	5.50%		02/01/35-06/01/38	36,239	38,950,759
Federal National Mortgage Assoc.	5.50%		TBA	60,600	65,050,343
Federal National Mortgage Assoc.	5.50%		TBA	56,600	60,562,000
Federal National Mortgage Assoc.	5.50%		TBA	54,400	58,004,000
Federal National Mortgage Assoc.	5.612%	(c)	05/01/37	342	363,725
Federal National Mortgage Assoc.	5.667%	(c)	01/01/37	288	305,823
Federal National Mortgage Assoc.	6.00%		TBA	3,700	4,012,765
Federal National Mortgage Assoc.	6.00%		09/01/37	4,240	4,606,384
Federal National Mortgage Assoc.	6.00%		TBA	3,200	3,470,499
Federal National Mortgage Assoc.	6.50%		TBA	41,200	45,004,573
Government National Mortgage Assoc.	1.301%	(s)	TBA	8,770	9,033,205
Government National Mortgage Assoc.	2.06%		TBA	5,700	6,013,500
Government National Mortgage Assoc.	2.647%	(c)	04/20/60	10,927	11,826,558
Government National Mortgage Assoc.	4.00%		TBA	4,800	4,871,280
Government National Mortgage Assoc.	4.50%		TBA	1,900	1,974,522
Government National Mortgage Assoc.	4.50%		TBA	59,300	61,764,627
Government National Mortgage Assoc.	5.00%		TBA	6,600	6,987,776
Government National Mortgage Assoc.	5.00%		04/15/40-05/15/40	26,614	28,423,355
Government National Mortgage Assoc.	5.00%		TBA	31,700	33,691,267
Government National Mortgage Assoc.	5.00%		TBA	700	745,609
Government National Mortgage Assoc.	5.00%		TBA	6,600	6,960,961
Government National Mortgage Assoc.	5.50%		TBA	1,500	1,620,468
Government National Mortgage Assoc.	6.00%		TBA	18,300	19,941,290
Government National Mortgage Assoc.	6.00%		TBA	30,100	32,813,455

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $1,220,005,958)					1,232,347,833

U.S. TREASURY OBLIGATIONS — 23.8%
U.S. Treasury Bonds	3.50%		02/15/39	11,260	10,459,482
U.S. Treasury Bonds	4.25%		05/15/39	27,990	29,595,059
U.S. Treasury Bonds	4.375%		11/15/39	14,930	16,117,398
U.S. Treasury Bonds	4.50%		08/15/39	40,240	44,320,577
U.S. Treasury Bonds	4.625%		02/15/40	29,440	33,092,385
U.S. Treasury Inflationary Indexed Bonds, TIPS(k)	1.75%		01/15/28	6,500	6,860,933
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/25	17,750	22,771,510
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.50%		01/15/29	14,330	16,444,866
U.S. Treasury Notes	1.375%		05/15/13	15,160	15,344,800
U.S. Treasury Notes	1.75%		04/15/13	8,015	8,197,181
U.S. Treasury Notes	2.125%		05/31/15	2,700	2,746,413
U.S. Treasury Notes(a)	2.25%		01/31/15	82,350	84,402,327
U.S. Treasury Notes	2.50%		06/30/17	23,980	24,084,912
U.S. Treasury Notes	2.625%		12/31/14	27,904	29,063,746
U.S. Treasury Notes	2.75%		11/30/16	27,280	27,968,383
U.S. Treasury Notes	3.125%		10/31/16-01/31/17	47,470	49,692,489
U.S. Treasury Notes(a)	3.125%		05/15/19	12,199	12,453,459
U.S. Treasury Notes(a)	3.50%		05/15/20	1,750	1,831,480
U.S. Treasury Notes	3.625%		08/15/19	19,890	21,032,124
U.S. Treasury Notes(a)	3.625%		02/15/20	129,330	136,645,163
U.S. Treasury Strip	3.49%		05/15/18	1,940	1,572,958
U.S. Treasury Strip, PO(a)	7.625%		02/15/25	55,210	31,458,272

TOTAL U.S. TREASURY OBLIGATIONS (cost $592,546,039)					626,155,917

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

PREFERRED STOCKS — 0.1%			Shares	Value (Note 2)
Financial Services — 0.1%
Citigroup Capital XII, 8.50%			139,325	$3,481,732

U.S. Government Agency Obligations
Federal National Mortgage Assoc., Series S, 8.25%*			40,150	13,651

TOTAL PREFERRED STOCKS (cost $4,487,432)				3,495,383

COMMON STOCKS
Oil, Gas & Consumable Fuels
SemGroup Corp. (Class A Stock)*			1,967	51,620
SemGroup LP Escrow, 144A			760,000	1

TOTAL COMMON STOCKS (cost $718,714)				51,621

			Units
WARRANTS*
Oil, Gas & Consumable Fuels
SemGroup Corp., expiring 11/30/14 (cost $0)			2,070	8,487

TOTAL LONG-TERM INVESTMENTS (cost $3,005,879,603)				3,044,299,044

			Shares
SHORT-TERM INVESTMENTS — 28.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 26.6%
Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund (cost $700,122,728; includes $125,540,523 of cash collateral for securities on loan) (Note 4)(b)(w)			700,122,728	700,122,728

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION — 1.9%
Federal Home Loan Mortgage Corp.(n) (cost $49,957,750)	0.003%	10/26/10	$50,000	49,975,600

			Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year U.S. Treasury Note Futures,
expiring 08/27/10, Strike Price $121.50			178	347,656
expiring 08/27/10, Strike Price $119.50			123	422,813

				770,469

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

OPTIONS PURCHASED* (continued)			Notional Amount (000)#	Value (Note 2)
Put Options
5 Year Euro-Bobl Futures,
expiring 09/10/10, Strike Price $98.75			$818	$63,356
90 Day Euro Dollar Futures,
expiring 09/13/10, Strike Price $99.25			788	57,094

				120,450

TOTAL OPTIONS PURCHASED (cost $537,034)				890,919

TOTAL SHORT-TERM INVESTMENTS (cost $750,617,512)				750,989,247

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 144.3% (cost $3,756,497,115)				3,795,288,291

	Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (24.5)%
Federal Home Loan Mortgage Corp. — (0.1)%
Federal Home Loan Mortgage Corp.	6.00%	TBA	1,500	(1,627,968)

Federal National Mortgage Assoc. — (24.1)%
Federal National Mortgage Assoc.	4.00%	TBA	4,800	(4,860,749)
Federal National Mortgage Assoc.	4.50%	TBA	85,100	(88,198,150)
Federal National Mortgage Assoc.	4.50%	TBA	67,800	(70,014,077)
Federal National Mortgage Assoc.	5.00%	TBA	126,000	(133,304,094)
Federal National Mortgage Assoc.	5.00%	TBA	54,400	(58,004,000)
Federal National Mortgage Assoc.	5.50%	TBA	60,600	(65,050,343)
Federal National Mortgage Assoc.	5.50%	TBA	48,000	(51,360,000)
Federal National Mortgage Assoc.	5.50%	TBA	110,400	(115,971,778)
Federal National Mortgage Assoc.	6.00%	TBA	3,200	(3,470,499)
Federal National Mortgage Assoc.	6.50%	TBA	41,200	(45,004,573)

				(635,238,263)

Government National Mortgage Assoc. — (0.3)%
Government National Mortgage Assoc.	4.50%	TBA	5,700	(5,936,903)
Government National Mortgage Assoc.	6.00%	TBA	2,600	(2,833,189)

				(8,770,092)

TOTAL SECURITIES SOLD SHORT (proceeds received $643,876,630)				(645,636,323)

			Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
90 Day Euro Dollar Futures,
expiring 09/14/10, Strike Price $99.13			583	(158,731)
expiring 03/16/11, Strike Price $98.75			448	(231,581)
10 Year U.S. Treasury Note Futures
expiring 08/27/10, Strike Price $123.50			67	(62,813)
expiring 08/27/10, Strike Price $119.00			192	(741,000)
20 Year U.S. Treasury Futures,
expiring 07/23/10, Strike Price $128.00			255	(314,766)

				(1,508,891)

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

OPTIONS WRITTEN* (continued)	Notional Amount (000)#	Value (Note 2)
Put Options
90 Day Euro Dollar Futures
expiring 09/14/10, Strike Price $99.63	$788	$(19,688)
expiring 03/16/11, Strike Price $98.75	448	(49,225)
5 Year Euro Bobl Futures,
expiring 09/10/10, Strike Price $98.50	818	(30,656)

		(99,569)

TOTAL OPTIONS WRITTEN (premiums received $995,597)		(1,608,460)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 119.7% (cost $3,111,624,888)		3,148,043,508
Other liabilities in excess of other assets(x) — (19.7)%		(517,517,884)

NET ASSETS — 100.0%		$2,630,525,624

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
FICO	Financing Corporation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
PO	Principal Only Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
EUR	Euro
JPY	Japanese Yen
RUB	Russian Ruble
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $123,069,485; cash collateral of $125,540,523 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of the security is $4,589,281. The aggregate value of $1,616,600 is approximately 0.1% of net assets.
(g)	Indicates a security or securities that have been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security; or a portion thereof segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(o)	As of June 30, 2010, 7 securities representing $45,247,064 and 1.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2010.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, and interest rate swap agreements as follows:

Futures contracts open at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation (Depreciation)
Long Positions:
319	90 Day Euro Dollar	Sep 10	$79,174,125	$79,227,638	$53,513
96	2 Year U.S. Treasury Notes	Sep 10	20,918,452	21,007,499	89,047
278	5 Year U.S. Treasury Notes	Sep 10	32,449,782	32,901,735	451,953
525	30 Year Ultra U.S. Treasury Bonds	Sep 10	69,060,625	71,301,563	2,240,938

					2,835,451

Short Positions:
317	90 Day Euro Dollar	Jun 11	78,257,400	78,505,050	(247,650)
1,220	10 Year U.S. Treasury Notes	Sep 10	147,911,422	149,507,188	(1,595,766)
444	30 Year U.S. Treasury Bonds	Sep 10	54,881,328	56,610,000	(1,728,672)

					(3,572,088)

					$(736,637)

Forward foreign currency exchange contracts outstanding at June 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)#		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Euro,
Expiring 08/17/10	Citigroup Global Markets	EUR	20,830	$25,682,972	$25,478,296	$(204,676)
Expiring 08/17/10	UBS Securities	EUR	3,795	4,821,163	4,641,992	(179,171)
Expiring 08/17/10	UBS Securities	EUR	4,361	5,537,665	5,334,054	(203,611)

				$36,041,800	$35,454,342	$(587,458)

Sale Contracts	Counterparty	Notional Amount (000)#		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 08/17/10	Citigroup Global Markets	EUR	42,649	$54,193,101	$52,166,166	$2,026,935
Expiring 08/17/10	Citigroup Global Markets	EUR	20,020	25,523,298	24,487,541	1,035,757
Expiring 08/17/10	UBS Securities	EUR	3,023	3,945,529	3,697,552	247,977
Japanese Yen,
Expiring 08/17/10	Citigroup Global Markets	JPY	1,119,220	12,268,114	12,668,745	(400,631)
Expiring 08/17/10	Goldman Sachs & Co.	JPY	1,205,786	12,732,957	13,648,604	(915,647)

				$108,662,999	$106,668,608	$1,994,391

Interest rate swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Bank PLC(1)	09/16/39	$7,120	3.25%	3 month LIBOR	$(260,475)	$(96,038)	$(164,437)
Barclays Bank PLC(1)	02/15/25	4,350	0.25%	3 month LIBOR	(329,485)	—	(329,485)
Barclays Bank PLC(1)	02/15/25	5,580	0.25%	3 month LIBOR	(451,164)	—	(451,164)
Barclays Bank PLC(1)	02/15/25	27,600	0.25%	3 month LIBOR	(2,219,348)	—	(2,219,348)
Barclays Bank PLC(1)	02/15/25	14,960	0.25%	3 month LIBOR	(1,227,841)	—	(1,227,841)

					$(4,488,313)	$(96,038)	$(4,392,275)

(1)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$—	$—	$51,621
Preferred Stocks	3,495,383	—	—
Warrants	—	—	8,487
Asset-Backed Securities	—	90,401,541	2,514,370
Bank Loans	—	20,710,594	—
Commercial Mortgage-Backed Securities	—	29,001,159	—
Corporate Bonds	—	756,678,652	—
Foreign Government Bonds	—	36,956,874	—
Municipal Bonds	—	3,889,983	—
Residential Mortgage-Backed Securities	—	170,064,141	15,859,430
U.S. Government Agency Obligations	—	106,138,659	—
U.S. Government Agency Mortgage-Backed Obligations	—	1,205,474,570	26,873,263
U.S. Treasury Obligations	—	626,155,917	—
Affiliated Money Market Mutual Fund	700,122,728	—	—
Purchased Options	890,919	—	—
Written Options	(1,608,460)	—	—
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(645,636,323)	—
Other Financial Instruments*
Futures	(736,637)	—	—
Forward Foreign Currency Contracts	—	1,406,933	—
Interest Rate Swaps	—	(4,392,275)	—

Total	$702,163,933	$2,396,850,425	$45,307,171

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Warrants	Asset-Backed Securities		Residential Mortgage-Backed Securities
Balance as of 12/31/09	$50,624	$9,315	$245,345		$—
Accrued discounts/premiums	—	—	277		(679)
Realized gain (loss)	—	—	—		—
Change in unrealized appreciation (depreciation)**	997	(828)	(277)		(43,696)
Purchases	—	—	2,514,370		15,903,805
Sales	—	—	—		—
Transfers into Level 3	—	—	—		—
Transfers out of Level 3	—	—	(245,345	)***	—

Balance as of 6/30/10	$51,621	$8,487	$2,514,370		$15,859,430

U.S. Government Mortgage- Backed Obligations
Balance as of 12/31/09	$—
Accrued discounts/premiums	(3,234)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(39,490)
Purchases	26,915,987
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/10	$26,873,263

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(83,294) was included in Net Assets relating to securities held at the reporting period end.

***	Transferred from Level 3 to Level 2 fair value hierarchy due to the fact that an independent pricing agent was able to obtain sufficient market data to provide a reasonable market value for the security.

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

U.S. Government Mortgage-Backed Obligations	46.9%
Affiliated Money Market Mutual Fund	26.6
U.S. Treasury Obligations	23.8
Residential Mortgage-Backed Securities	7.1
Diversified Financial Services	5.4
U.S. Government Agency Obligations	4.0
Banks	3.7
Asset-Backed Securities	3.5
Oil, Gas & Consumable Fuels	3.5
Financial Services	2.4
Telecommunications	2.0
Electric	1.4
Foreign Government Bonds	1.4
Commercial Mortgage-Backed Securities	1.1
Metals & Mining	1.1
Healthcare – Services	1.0
Media	0.9
Food	0.9
Bank Loan	0.8
Beverages	0.7
Pharmaceuticals	0.7
Pipelines	0.7
Cable Television	0.6

Insurance	0.6%
Retail & Merchandising	0.4
Chemicals	0.4
Agriculture	0.3
Utilities	0.3
Aerospace/Defense	0.2
Environmental Control	0.2
Transportation	0.2
Tobacco	0.2
Municipal Bonds	0.2
Forest & Paper Products	0.1
Aerospace	0.1
Coal	0.1
Machinery & Equipment	0.1
Pipelines & Other	0.1
Media & Entertainment	0.1
Containers & Packaging	0.1
Advertising	0.1
Gaming	0.1
Diversified	0.1
Biotechnology	0.1

144.3
Options Written and Securities Sold Short	(24.6)
Other liabilities in excess of other assets	(19.7)

100.0%

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$2,835,451	*	Due from broker-variation margin	$3,572,088	*
Interest rate contracts	—	—		Unrealized depreciation on swap agreements	4,392,275
Interest rate contracts	—	—		Premiums received for swap agreements	96,038
Interest rate contracts	Unaffiliated investments	890,919		Written options outstanding, at value	1,608,460
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	3,310,669		Unrealized depreciation on foreign currency forward contracts	1,903,736
Equity contracts	Unaffiliated investments	8,487		—	—

Total		$7,045,526			$11,572,597

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

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AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value		Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts		$(757,800)	$(2,554,182)	$736,765	$(104,875)	$—	$(2,680,092)
Foreign exchange contracts		—	—	—	—	3,857,334	3,857,334

Total		$(757,800)	$(2,554,182)	$736,765	$(104,875)	$3,857,334	$1,177,242

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$(201,587)	$(5,026,170)	$(265,608)	$(4,823,920)	$—	$(10,317,285)
Foreign exchange contracts	—	—	—	—	—	1,406,933	1,406,933
Equity contracts	(828)	—	—	—	—	—	(828)

Total	$(828)	$(201,587)	$(5,026,170)	$(265,608)	$(4,823,920)	$1,406,933	$(8,911,180)

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts – Long Positions(3)	Futures Contracts – Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)
$41,424	$832,777	$206,483,666	$232,826,634	$12,013,933	$45,394,454	$42,113,333

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

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AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS:
Investments at value, including securities on loan of $123,069,485:
Unaffiliated investments (cost $3,056,374,387)	$3,095,165,563
Affiliated investments (cost $700,122,728)	700,122,728
Foreign currency, at value (cost $904,054)	923,805
Deposit with broker	4,008,057
Receivable for investments sold	1,038,384,925
Dividends and interest receivable	21,554,999
Receivable for fund share sold	9,051,361
Unrealized appreciation on foreign currency forward contracts	3,310,669
Due from broker-variation margin	226,719
Prepaid expenses	1,581

Total Assets	4,872,750,407

LIABILITIES:
Payable for investments purchased	1,415,197,410
Securities sold short, at value (proceeds received $643,876,630)	645,636,323
Payable to broker for collateral for securities on loan	125,540,523
Payable to custodian	27,335,969
Payable for fund share repurchased	19,928,501
Unrealized depreciation on swap agreements	4,392,275
Unrealized depreciation on foreign currency forward contracts	1,903,736
Written options outstanding, at value (premiums received $995,597)	1,608,460
Advisory fees payable	509,967
Premiums received for swap agreements	96,038
Accrued expenses and other liabilities	63,693
Shareholder servicing fees payable	11,346
Affiliated transfer agent fee payable	542

Total Liabilities	2,242,224,783

NET ASSETS	$2,630,525,624

Net assets were comprised of:
Paid-in capital	$2,539,955,847
Retained earnings	90,569,777

Net assets, June 30, 2010	$2,630,525,624

Net asset value and redemption price per share, $2,630,525,624 / 255,648,922 outstanding shares of beneficial interest	$10.29

STATEMENT OF OPERATION

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated interest income	$47,292,665
Affiliated dividend income	473,893
Affiliated income from securities lending, net	176,116
Unaffiliated dividend income	108,595

48,051,269

EXPENSES
Advisory fees	7,942,426
Shareholder servicing fees and expenses	1,134,632
Custodian and accounting fees	161,000
Audit fee	18,000
Trustees’ fees	13,000
Insurance expenses	9,000
Shareholders’ reports	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600) (Note 4)	5,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	5,000
Miscellaneous	5,649

Total expenses	9,304,707
Less: shareholder servicing fee waiver	(228,814)

Net expenses	9,075,893

NET INVESTMENT INCOME	38,975,376

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	19,325,052
Futures transactions	(2,554,182)
Options written transactions	736,765
Short sales transactions	(130,110)
Swap agreement transactions	(104,875)
Foreign currency transactions	2,698,121

19,970,771

Net change in unrealized appreciation (depreciation) on:
Investments and other assets	79,007,361
Futures	(5,026,170)
Options written	(265,608)
Short sales	(2,124,687)
Swap agreements	(4,823,920)
Foreign currencies	1,252,551

68,019,527

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	87,990,298

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$126,965,674

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$38,975,376	$42,416,674
Net realized gain on investment and foreign currency transactions	19,970,771	16,005,189
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	68,019,527	70,236,034

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	126,965,674	128,657,897

DISTRIBUTIONS	(58,358,994)	(56,085,165)

FUND SHARE TRANSACTIONS:
Fund share sold [103,334,969 and 109,412,109 shares, respectively]	1,048,090,619	1,059,813,126
Fund share issued in reinvestment of distributions [5,749,655 and 6,076,399 shares, respectively]	58,358,994	56,085,165
Fund share repurchased [25,623,555 and 25,128,224 shares, respectively]	(263,527,122)	(242,391,564)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	842,922,491	873,506,727

TOTAL INCREASE IN NET ASSETS	911,529,171	946,079,459
NET ASSETS:
Beginning of period	1,718,996,453	772,916,994

End of period	$2,630,525,624	$1,718,996,453

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1. General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2010 consisted of 60 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to seventeen Portfolios listed below together with their investment objectives.

Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives:

AST Bond Portfolio 2015 Portfolio (“Bond Portfolio 2015”), AST Bond Portfolio 2016 Portfolio (“Bond Portfolio 2016”), AST Bond Portfolio 2017 Portfolio (“Bond Portfolio 2017”), AST Bond Portfolio 2018 Portfolio (“Bond Portfolio 2018”) and AST Bond Portfolio 2019 Portfolio (“Bond Portfolio 2019”), AST Bond Portfolio 2020 Portfolio (“Bond Portfolio 2020”), AST Bond Portfolio 2021 Portfolio (“Bond Portfolio 2021”): To seek the highest total return for a specified period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”): Maximize total return by investing primarily in equity securities of real estate companies.

AST Global Real Estate Portfolio (“Global Real Estate”): Capital appreciation and income by investing primarily in equity-related securities of real estate companies.

AST High Yield Portfolio (“High Yield”): Maximum total return, consistent with preservation of capital by investing primarily in high-yield fixed-income securities.

AST Investment Grade Bond Portfolio (“Investment Grade Bond”): Maximize total return, consistent with the preservation of capital and liquidity needs by investing primarily in investment grade bonds.

AST MFS Global Equity Portfolio (“MFS Global Equity”): Capital growth by investing primarily in common stocks and related securities of U.S. and foreign issuers.

AST PIMCO Limited Maturity Bond Portfolio (“PIMCO Limited Maturity Bond”): Maximize total return, consistent with preservation of capital by investing primarily in fixed income securities of varying maturities, so that the portfolio’s expected average duration will be from one to three years.

AST PIMCO Total Return Bond Portfolio (“PIMCO Total Return Bond”): Maximize total return, consistent with preservation of capital by investing primarily in higher-quality fixed income securities of varying maturities.

AST QMA US Equity Alpha Portfolio (“QMA US Equity Alpha”): Long-term capital appreciation by investing primarily in equity and equity-related securities of U.S. issuers using a long/short investment strategy.

AST T. Rowe Price Global Bond Portfolio (“T. Rowe Price Global Bond”): High current income and capital growth by investing primarily in high-quality foreign and U.S. dollar-denominated bonds.

AST Western Asset Core Plus Bond Portfolio (“Western Asset Core Plus Bond”): Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified.

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2. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Portfolios in the preparation of their financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official NASDAQ closing price (“NOCP”) on the day of valuation or if there was no NOCP at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the co-managers, in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. Short-term debt securities that are held in the other Portfolios which mature in more than 60 days are valued at fair value and those short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based at the current rates of exchange. Purchases and sales of Portfolio securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on

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foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Portfolio securities, resulting from changes in exchange rates.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting agreement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Portfolios may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Portfolios may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with benchmarked short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time

B3

the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. In accordance with FAS Statement No. 140, the Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge its existing portfolio securities or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Short Sales: Certain portfolios of the Trust may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations: Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

B4

Swap Agreements: Certain Portfolios of the Trust may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios purchased credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Certain Portfolios used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of a particular issuer’s default by selling credit default swaps. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when

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compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2010, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Delayed Delivery Transactions: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Security Loans: The Portfolios may lend their portfolio securities to broker-dealers. Security loans are limited to 33 1/3% of the total assets of the respective portfolio. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market. The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

B6

Dollar Rolls: The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Distributions: Distributions, if any, from net investment income are declared and paid at least annually by all Portfolios. Distributions to shareholders are recorded on the ex-dividend date. Net realized gains from investment transactions, if any, are distributed at least annually.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Portfolios have entered into investment management agreements with AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2010, the Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

Cohen & Steers Capital Management, Inc. for Cohen & Steers Realty;

Massachusetts Financial Services Company (“MFS”) for MFS Global Equity;

Pacific Investment Management Company LLC (“PIMCO”) for High Yield, PIMCO Total Return Bond and PIMCO Limited Maturity Bond;

Prudential Investment Management, Inc. (“PIM”), for Bond Portfolio 2015, Bond Portfolio 2016, Bond Portfolio 2017, Bond Portfolio 2018, Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Global Real Estate and Investment Grade Bond.

Quantitative Management Associates LLC (“QMA”) for QMA US Equity Alpha;

T. Rowe Price International, Inc. for T. Rowe Price Global Bond;

Western Asset Management Company for Western Asset Core Plus Bond;

B7

Advisory Fees and Expense Limitations: The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has voluntarily agreed to waive a portion of their management fee and/or reimburse each Portfolio an amount equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below, of the Portfolio’s average daily net assets. Each waiver/reimbursement is voluntary and may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees	Effective Advisory Fees	Expense Limitations
Bond Portfolio 2015	0.65% first $500 million; 0.64% in excess of $500 million	0.64%	1.00%
Bond Portfolio 2016	0.65% first $500 million; 0.64% in excess of $500 million	0.64%	1.00%
Bond Portfolio 2017	0.65% first $500 million; 0.64% in excess of $500 million	0.64%	1.00%
Bond Portfolio 2018	0.65% first $500 million; 0.64% in excess of $500 million	0.64%	1.00%
Bond Portfolio 2019	0.65% first $500 million; 0.64% in excess of $500 million	0.64%	1.00%
Bond Portfolio 2020	0.65% first $500 million; 0.64% in excess of $500 million	0.64%	1.00%
Bond Portfolio 2021	0.65% first $500 million; 0.64% in excess of $500 million	— %†	1.00%
Cohen & Steers Realty	1.00%	1.00%	N/A
Global Real Estate	1.00%	1.00%	N/A
High Yield	0.75%	0.75%	N/A
Investment Grade Bond	0.65% first $500 million; 0.64% in excess of $500 million	0.64%	1.00%
MFS Global Equity	1.00%	1.00%	N/A
PIMCO Limited Maturity Bond	0.65%	0.65%	N/A
PIMCO Total Return Bond	0.65%	0.65%	N/A
QMA US Equity Alpha	1.00%	1.00%	N/A*
T. Rowe Price Global Bond	0.80%	0.80%	N/A
Western Asset Core Plus Bond	0.70%	0.70%	N/A
† The advisory fee amount waived exceeds the advisory fee for the current period. * Expense limitation is noted in the table below:

	January 1, 2010 – June 30, 2010 Expense Limitation	Effective July 1, 2010 Expense Limitation
QMA US Equity Alpha	N/A	1.00%

AST Investment Services, Inc., PI, PIM and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

B8

4. Other Transactions with Affiliates

The Trust has entered into an agreement with Prudential Annuities Life Assurance Corporation (“PALAC”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc., pursuant to which the Portfolios’ pay PALAC a shareholder servicing fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. The Investment Manager has voluntarily agreed to waive a portion of the 0.10% shareholder servicing fee based on the following fee structure: 0.10% on average daily net assets up to $500 million (no waiver), 0.09% on average daily net assets of the next $250 million (0.01% waiver), 0.08% on average daily net of the next $250 million (0.02% waiver), and 0.07% on average daily net assets in excess of $1 billion (0.03% waiver).

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Fund”), a portfolio of Prudential Investment Portfolios 2. The Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

PIM, an indirect, wholly-owned subsidiary of Prudential Financial, Inc., acts as the Trust’s securities lending agent. For the six months ended June 30, 2010, PIM was compensated as follows for these services by the Portfolios:

Portfolio	PIM
Bond Portfolio 2017	$1,663
Bond Portfolio 2021	465
High Yield	34,268
Investment Grade Bond	29,628
MFS Global Equity	767
T. Rowe Price Global Bond	1,220
Western Asset Core Plus Bond	65,177

5. Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2010, were as follows:

	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2015	$ 13,533,891	$ 10,993,309
Bond Portfolio 2016	67,523,048	9,065,957
Bond Portfolio 2017	92,936,901	9,821,049
Bond Portfolio 2018	20,493,505	20,054,544
Bond Portfolio 2019	12,202,223	10,738,838
Bond Portfolio 2020	120,779,199	24,585,973
Bond Portfolio 2021	20,582,163	2,067,604
Cohen & Steers Realty	234,621,374	248,660,375
Global Real Estate	79,487,305	59,010,684
High Yield	404,053,170	243,076,817
Investment Grade Bond	810,662,034	567,731,054
MFS Global Equity	44,842,331	19,329,499
PIMCO Limited Maturity Bond	492,739,262	351,115,611
PIMCO Total Return Bond	4,854,260,599	4,012,117,572
QMA US Equity Alpha	205,103,248	207,385,379
T. Rowe Price Global Bond	114,428,735	147,571,511
Western Asset Core Plus Bond	5,980,126,185	4,716,993,869

B9

Written options transactions, during the six months ended June 30, 2010, were as follows:

	High Yield Bond		PIMCO Limited Maturity
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	203,430,000	$ 1,682,322	203,200,000	$ 1,505,547
Written options	—	—	187,900,000	1,157,639
Expired options	(179,430,000)	(1,444,556)	(199,670,000)	(1,205,172)
Closed options	—	—	(3,530,000)	(300,375)

Balance at end of period	24,000,000	$ 237,766	187,900,000	$ 1,157,639

	PIMCO Total Return Bond		Western Asset Core Plus Bond
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	2,590,100,000	$25,705,721	3,557,000	$ 857,354
Written options	2,770,400,000	16,868,990	7,300,000	1,329,241
Expired options	(42,712,000)	(2,082,538)	(2,080,000)	(316,247)
Closed options	(2,547,388,000)	(23,623,183)	(5,178,000)	(874,751)

Balance at end of period	2,770,400,000	$16,868,990	3,599,000	$ 995,597

6. Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006 each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provisions for income tax would be required in the Portfolios’ financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

B10

7. Line of Credit

The Portfolios, along with other affiliated registered investment companies, are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Portfolios pay a commitment fee of 0.15% of the unused portion of the SCA. The expiration date of the SCA will be October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at June 30, 2010
Bond Portfolio 2016	$1,331,500	1.45%	6	—
Bond Portfolio 2020	3,417,500	1.40%	2	—
Bond Portfolio 2021	332,250	1.47%	4	—
Cohen & Steers Realty	1,495,333	1.47%	6	—
Global Real Estate	1,903,648	1.40%	20	—
High Yield	1,987,000	1.47%	3	—
Investment Grade Bond	49,550,621	1.44%	66	—
MFS Global Equity	274,000	1.47%	5	—
T. Rowe Price Global Bond	4,411,333	1.47%	3	—

8. Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9. Ownership

As of June 30, 2010, more than 99% of each Portfolio was owned of record by Prudential Annuities Life Assurance Corporation (“PALAC”) on behalf of the owners of the variable insurance products issued by PALAC.

10. Reorganization

On June 26, 2009, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the following portfolio for shares of the acquiring portfolio and the assumption of the liabilities of the portfolio. Shareholders approved the Plan at a meeting on November 12, 2009 and the reorganization took place on December 4, 2009.

The purpose of the transaction was to combine two portfolios sub-advised by the same subadviser with comparable investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 4, 2009:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
PSF SP PIMCO Total Return Portfolio	53,759,113	AST PIMCO Total Return Portfolio	53,988,265	$633,260,318

For financial reporting purposes, assets received and shares issued by AST PIMCO Total Return Portfolio were recorded at fair value; however, the cost basis of the investments received from PSF SP PIMCO Total Return Portfolio was carried forward to reflect the tax-free status of the acquisition.

B11

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets
PSF SP PIMCO Total Return Portfolio	$633,260,318	$(18,199,529)	AST PIMCO Total Return Portfolio	$7,582,114,855

Assuming the acquisition had been completed on January 1, 2009, AST PIMCO Total Return Portfolio’s results of operations for the year ended December 31, 2009 were as follows:

Net investment income	$194,535,293	(a)
Net realized and unrealized gain (loss) on investments	612,516,927	(b)

	$807,052,220

(a)    $146,878,103, as reported in Statement of Operations for the year ended December 31, 2009, plus $47,657,190 Net Investment Income from PSF SP PIMCO Total Return Portfolio pre-merger.

(b) $524,519,453 as reported in the Statement of Operations for the year ended December 31, 2009, plus $87,997,474 Net Realized and Unrealized Gain (Loss) on Investments from PSF SP PIMCO Total Return Portfolio pre-merger.

Because both PSF SP PIMCO Total Return Portfolio and AST PIMCO Total Return Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of PSF SP PIMCO Total Return Portfolio that have been included in AST PIMCO Total Return Portfolio’s Statement of Operations since December 4, 2009.

11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

B12

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2015
	Six Months Ended June 30, 2010		Year Ended December 31, 2009	January 28, 2008(a) through December 31, 2008(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.39		$11.49	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.05		0.09	0.12
Net realized and unrealized gain (loss) on investments	0.84		(0.14)	1.37

Total from investment operations	0.89		(0.05)	1.49

Less Distributions:	(0.48)		(0.05)	—

Net Asset Value, end of period	$11.80		$11.39	$11.49

Total Return(b)	7.92%		(0.38)%	14.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$191.4		$189.0	$221.9
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	0.83	%(d)	0.81%	0.90	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.83	%(d)	0.81%	0.90	%(d)
Net investment income	0.84	%(d)	0.71%	1.27	%(d)
Portfolio turnover rate	77	%(e)	303%	1433	%(e)

(a)	Commencement of operations.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

(f)	Calculated based on average shares outstanding during the period.

	AST Bond Portfolio 2016
	Six Months Ended June 30, 2010		January 2, 2009(c) through December 31, 2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$ 9.55		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		—	(d)
Net realized and unrealized gain (loss) on investments	0.79		(0.45)

Total from investment operations	0.81		(0.45)

Net Asset Value, end of period	$10.36		$ 9.55

Total Return(a)	8.48%		(4.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$160.2		$ 28.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.94	%(e)	1.00	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.94	%(e)	1.74	%(e)
Net investment income (loss)	1.03	%(e)	(0.09	)%(e)
Portfolio turnover rate	234	%(f)	455	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2017
	January 4, 2010(a) through June 30, 2010(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.03
Net realized and unrealized gain on investments	0.88

Total from investment operations	0.91

Net Asset Value, end of period	$10.91

Total Return(b)	9.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$182.6
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	0.96	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.96	%(d)
Net investment income	0.79	%(d)
Portfolio turnover rate	287	%(e)

(a)	Commencement of operations.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

(f)	Calculated based on average shares outstanding during the period.

	AST Bond Portfolio 2018
	Six Months Ended June 30, 2010		Year Ended December 31, 2009	January 28, 2008(a) through December 31, 2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.16		$12.23	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.05		0.08	0.04
Net realized and unrealized gain (loss) on investments	1.20		(0.83)	2.19

Total from investment operations	1.25		(0.75)	2.23

Less Distributions:	(0.48)		(0.32)	—

Net Asset Value, end of period	$11.93		$11.16	$12.23

Total Return(b)	11.37%		(5.97)%	22.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$142.8		$150.7	$166.3
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	0.85	%(d)	0.83%	0.98	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.85	%(d)	0.83%	0.98	%(d)
Net investment income	0.72	%(d)	0.69%	1.04	%(d)
Portfolio turnover rate	87	%(e)	392%	701	%(e)

(a)	Commencement of operations.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(c)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2019
	Six Months Ended June 30, 2010		Year Ended December 31, 2009	January 28, 2008(a) through December 31, 2008(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.32		$12.31	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.03		0.08	0.09
Net realized and unrealized gain (loss) on investments	1.35		(1.03)	2.22

Total from investment operations	1.38		(0.95)	2.31

Less Distributions:	(0.73)		(0.04)	—

Net Asset Value, end of period	$11.97		$11.32	$12.31

Total Return(b)	12.39%		(7.70)%	23.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$117.6		$103.6	$124.6
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	0.88	%(d)	0.86%	1.00	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.88	%(d)	0.86%	1.08	%(d)
Net investment income	0.55	%(d)	0.64%	0.95	%(d)
Portfolio turnover rate	89	%(e)	399%	779	%(e)

(a)	Commencement of operations.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(c)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

(f)	Calculated based on average shares outstanding during the period.

	AST Bond Portfolio 2020
	Six Months Ended June 30, 2010(g)		January 2, 2009(a) through December 31, 2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$ 8.95		$ 10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		—	(b)
Net realized and unrealized gain (loss) on investments	1.20		(1.05)

Total from investment operations	1.22		(1.05)

Net Asset Value, end of period	$10.17		$ 8.95

Total Return(c)	13.63%		(10.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$212.9		$8.8
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursement	0.95	%(e)	1.00	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.95	%(e)	2.59	%(e)
Net investment income (loss)	0.45	%(e)	(0.06	)%(e)
Portfolio turnover rate	390	%(f)	433	%(f)

(a)	Commencement of operations.

(b)	Less than $0.005 per share.

(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(d)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2021
	January 4, 2010(a) through June 30, 2010(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.04
Net realized and unrealized gain on investments	1.33

Total from investment operations	1.37

Net Asset Value, end of period	$11.37

Total Return(b)	13.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$45.0
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.66	%(d)
Net investment income	0.98	%(d)
Portfolio turnover rate	350	%(e)

(a)	Commencement of operations.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(c)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

(f)	Calculated based on average shares outstanding during the period.

	AST Cohen & Steers Realty Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009	2008	2007(c)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$ 4.82		$ 3.77	$12.12	$20.86	$17.78	$17.17

Income (Loss) From Investment Operations:
Net investment income	0.06		0.07	0.17	0.49	0.48	0.59
Net realized and unrealized gain (loss) on investments	0.19		1.09	(1.83)	(4.61)	5.54	1.58

Total from investment operations	0.25		1.16	(1.66)	(4.12)	6.02	2.17

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.26)
Distributions from net realized gains	—		—	—	—	—	(1.30)
Distributions	(0.09)		(0.11)	(6.69)	(4.62)	(2.94)	—

Total dividends and distributions	(0.09)		(0.11)	(6.69)	(4.62)	(2.94)	(1.56)

Net Asset Value, end of period	$ 4.98		$ 4.82	$3.77	$12.12	$20.86	$17.78

Total Return(a)	5.06%		31.93%	(35.05)%	(19.90)%	36.73%	14.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$374.0		$386.7	$223.8	$271.6	$563.0	$410.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.14	%(e)	1.08%	1.06%	1.12%	1.13%	1.09%
Expenses Before Waivers and/or Expense Reimbursement	1.14	%(e)	1.16%	1.16%	1.12%	1.13%	1.18%
Net investment income	2.18	%(e)	2.65%	2.62%	2.46%	2.73%	3.27%
Portfolio turnover rate	62	%(d)	113%	142%	54%	36%	32%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the year.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST Global Real Estate Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31, 2009	May 1, 2008(e) through December 31, 2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$ 6.89		$ 5.23	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.09		0.14	0.13
Net realized and unrealized gain (loss) on investments	(0.42)		1.66	(4.90)

Total from investment operations	(0.33)		1.80	(4.77)

Less Distributions:	(0.12)		(0.14)	—

Net Asset Value, end of period	$6.44		$6.89	$5.23

Total Return(a)	(4.79)%		35.10%	(47.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$239.1		$244.7	$166.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.21	%(d)	1.23%	1.27	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.21	%(d)	1.23%	1.27	%(d)
Net investment income	2.92	%(d)	2.64%	2.79	%(d)
Portfolio turnover rate	24	%(c)	59%	66	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Commencement of operations.

	AST High Yield Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010(c)		2009(c)	2008	2007(c)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$ 6.86		$ 5.30	$ 7.75	$ 8.41	$ 8.29	$ 8.95

Income (Loss) From Investment Operations:
Net investment income	0.25		0.48	0.40	0.59	0.53	0.83
Net realized and unrealized gain (loss) on investments	0.04		1.35	(2.22)	(0.39)	0.28	(0.74)

Total from investment operations	0.29		1.83	(1.82)	0.20	0.81	0.09

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.75)
Distributions	(0.33)		(0.27)	(0.63)	(0.86)	(0.69)	—

Total dividends and distributions	(0.33)		(0.27)	(0.63)	(0.86)	(0.69)	(0.75)

Net Asset Value, end of period	$ 6.82		$ 6.86	$ 5.30	$ 7.75	$ 8.41	$ 8.29

Total Return(a)	4.33%		35.35%	(25.54)%	2.48%	10.35%	1.12%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,102.0		$897.8	$331.3	$413.4	$648.1	$611.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.88	%(e)	0.89%	0.88%	0.87%	0.89%	0.93%
Expenses Before Waivers and/or Expense Reimbursement	0.89	%(e)	0.91%	0.91%	0.87%	0.90%	0.94%
Net investment income	7.15	%(e)	7.98%	7.60%	6.94%	6.94%	7.32%
Portfolio turnover rate	25	%(d)	76%	204%	125%	131%	52%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST Investment Grade Bond Portfolio
	Six Months Ended June 30, 2010(a)		Year Ended December 31, 2009(a)	January 28, 2008(b) through December 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$ 11.82		$ 10.90	$ 10.00

Income From Investment Operations:
Net investment income	0.17		0.47	0.30
Net realized and unrealized gain on investments	0.78		0.74	0.60

Total from investment operations	0.95		1.21	0.90

Less Distributions:	(1.22)		(0.29)	—

Net Asset Value, end of period	$ 11.55		$ 11.82	$ 10.90

Total Return(c)	8.28%		11.40%	9.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,328.3		$1,080.5	$2,837.2
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursement	0.77	%(e)	0.75%	0.75	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.79	%(e)	0.77%	0.75	%(e)
Net investment income	3.20	%(e)	4.22%	3.32	%(e)
Portfolio turnover rate	285	%(f)	630%	796	%(f)

(a)	Calculated based upon average shares outstanding during the period.

(b)	Commencement of operations.

(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(d)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

	AST MFS Global Equity Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009	2008	2007(c)		2006		2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$ 9.09		$ 7.06	$13.81	$14.60		$12.98		$12.11

Income (Loss) From Investment Operations:
Net investment income	0.05		0.05	0.18	0.12		0.25		0.08
Net realized and unrealized gain (loss) on investments	(0.94)		2.14	(3.97)	1.24		2.71		0.82

Total from investment operations	(0.89)		2.19	(3.79)	1.36		2.96		0.90

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—		—		(0.03)
Distributions	(0.05)		(0.16)	(2.96)	(2.15)		(1.34)		—

Total dividends and distributions	(0.05)		(0.16)	(2.96)	(2.15)		(1.34)		(0.03)

Net Asset Value, end of period	$ 8.15		$ 9.09	$ 7.06	$13.81		$14.60		$12.98

Total Return(a)	(9.85)%		31.51%	(33.99)%	9.40%		24.30%		7.57%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$146.2		$140.9	$76.1	$188.9		$250.6		$152.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.26	%(f)	1.32%	1.26%	1.20	%(d)	1.21	%(d)	1.26%
Expenses Before Waivers and/or Expense Reimbursement	1.26	%(f)	1.32%	1.30%	1.21	%(d)	1.25	%(d)	1.26%
Net investment income	1.32	%(f)	0.87%	1.33%	0.77%		2.33%		0.58%
Portfolio turnover rate	13	%(e)	27%	30%	31%		47%		49%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the year.

(d)	Includes loan interest expense of 0.02% and 0.01% for the years ended December 31, 2007 and 2006, respectively.

(e)	Not annualized.

(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	AST PIMCO Limited Maturity Bond Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010(c)		2009(c)	2008(c)		2007(c)		2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.46		$ 10.85	$11.36		$ 11.18		$ 11.10	$ 11.12

Income (Loss) From Investment Operations:
Net investment income	0.04		0.30	0.44		0.51		0.52	0.27
Net realized and unrealized gain (loss) on investments	0.22		0.75	(0.32)		0.24		(0.11)	(0.09)

Total from investment operations	0.26		1.05	0.12		0.75		0.41	0.18

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—		—	(0.14)
Distributions from net realized gains	—		—	—		—		—	(0.06)
Distributions	(0.28)		(1.44)	(0.63)		(0.57)		(0.33)	—

Total dividends and distributions	(0.28)		(1.44)	(0.63)		(0.57)		(0.33)	(0.20)

Net Asset Value, end of period	$10.44		$ 10.46	$10.85		$ 11.36		$ 11.18	$ 11.10

Total Return(a)	2.52%		10.33%	1.02%		6.80%		3.82%	1.63%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$967.3		$1,033.9	$775.7		$1,227.7		$1,366.9	$1,683.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.79	%(d)(f)	0.79%	0.78	%(d)	0.76	%(d)	0.76%	0.76%
Expenses Before Waivers and/or Expense Reimbursement	0.80	%(d)(f)	0.79%	0.78	%(d)	0.76	%(d)	0.77%	0.80%
Net investment income	0.78	%(f)	2.78%	3.92%		4.45%		4.04%	2.86%
Portfolio turnover rate	135	%(e)	363%	410%		135%		140%	153%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Includes interest expense of 0.01% for the six months ended June 30, 2010, and 0.01% and 0.01% for the years ended December 31, 2008 and 2007, respectively.

(e)	Not annualized.

(f)	Annualized.

	AST PIMCO Total Return Bond Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010(c)		2009(c)		2008		2007(c)		2006		2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.70		$11.31		$12.10		$11.43		$11.45		$12.01

Income (Loss) From Investment Operations:
Net investment income	0.11		0.35		0.63		0.55		0.28		0.52
Net realized and unrealized gain (loss) on investments	0.54		1.41		(0.89)		0.40		0.11		(0.23)

Total from investment operations	0.65		1.76		(0.26)		0.95		0.39		0.29

Less Dividends and Distributions:
Dividends from net investment income	—		—		—		—		—		(0.45)
Distributions from net realized gains	—		—		—		—		—		(0.40)
Distributions	(0.43)		(1.37)		(0.53)		(0.28)		(0.41)		—

Total dividends and distributions	(0.43)		(1.37)		(0.53)		(0.28)		(0.41)		(0.85)

Net Asset Value, end of period	$ 11.92		$ 11.70		$ 11.31		$ 12.10		$ 11.43		$ 11.45

Total Return(a)	5.59%		16.53%		(2.26)%		8.31%		3.74%		2.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8,508.8		$8,417.4		$3,108.2		$4,775.5		$3,347.2		$1,790.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.74	%(d)(f)	0.75	%(d)	0.75	%(d)	0.74	%(d)	0.77	%(d)	0.79%
Expenses Before Waivers and/or Expense Reimbursement	0.77	%(d)(f)	0.78	%(d)	0.75	%(d)	0.74	%(d)	0.77	%(d)	0.80%
Net investment income	1.93	%(f)	3.03%		4.20%		4.67%		4.30%		3.62%
Portfolio turnover rate	195	%(e)	445%		506%		297%		238%		238%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with inverse floater securities. The total expense ratio excluding interest and fees expense is 0.76% for the year ended December 31, 2006.

(e)	Not annualized.

(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	AST QMA US Equity Alpha Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009		2008(c)		2007(c)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.84		$8.23		$13.70		$13.63	$12.23	$11.97

Income (Loss) From Investment Operations:
Net investment income	0.04		0.06		0.15		0.19	0.18	0.12
Net realized and unrealized gain (loss) on investments	(0.70)		1.71		(5.36)		0.09	1.35	0.29

Total from investment operations	(0.66)		1.77		(5.21)		0.28	1.53	0.41

Less Dividends and Distributions:
Dividends from net investment income	—		—		—		—	—	(0.15)
Distributions	(0.07)		(0.16)		(0.26)		(0.21)	(0.13)	—

Total dividends and distributions	(0.07)		(0.16)		(0.26)		(0.21)	(0.13)	(0.15)

Net Asset Value, end of period	$9.11		$9.84		$8.23		$13.70	$13.63	$12.23

Total Return(a)	(6.76)%		21.82%		(38.72)%		2.08%	12.60%	3.54%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$253.6		$277.7		$198.2		$370.7	$458.2	$512.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.59	%(d)(f)	1.80	%(d)	1.41	%(d)	0.72%	0.74%	0.77%
Expenses Before Waivers and/or Expense Reimbursement	1.59	%(d)(f)	1.80	%(d)	1.41	%(d)	0.72%	0.74%	0.77%
Net investment income	0.67	%(f)	0.89%		1.37%		1.33%	1.24%	1.00%
Portfolio turnover rate	48	%(e)	96%		189%		29%	32%	25%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Calculated based on average shares outstanding during the year.
(d)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.42% for the six months ended June 30, 2010, and 0.60% and 0.38% for the years ended December 31, 2009 and 2008, respectively.
(e)	Not annualized.
(f)	Annualized.

	AST T. Rowe Price Global Bond Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2010		2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.82		$11.21	$12.36	$11.57	$11.18	$12.16

Income (Loss) From Investment Operations:
Net investment income	0.18		0.44	0.85	0.36	0.41	0.28
Net realized and unrealized gain (loss) on investments	(0.23)		0.78	(1.12)	0.75	0.27	(0.81)

Total from investment operations	(0.05)		1.22	(0.27)	1.11	0.68	(0.53)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.43)
Distributions from net realized gains	—		—	—	—	—	(0.02)
Distributions	(0.38)		(1.61)	(0.88)	(0.32)	(0.29)	—

Total dividends and distributions	(0.38)		(1.61)	(0.88)	(0.32)	(0.29)	(0.45)

Net Asset Value, end of period	$10.39		$10.82	$11.21	$12.36	$11.57	$11.18

Total Return(a)	(0.39)%		12.12%	(2.44)%	9.65%	6.27%	(4.49)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$347.1		$413.5	$269.1	$708.5	$507.7	$539.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.98	%(d)	0.99%	0.97%	0.93%	0.96%	1.01%
Expenses Before Waivers and/or Expense Reimbursement	0.98	%(d)	0.99%	0.97%	0.93%	0.96%	1.01%
Net investment income	2.99	%(d)	3.47%	4.17%	3.99%	3.64%	2.87%
Portfolio turnover rate	44	%(c)	93%	117%	120%	131%	109%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	AST Western Asset Core Plus Bond Portfolio
	Six Months Ended June 30, 2010(f)		Year Ended December 31,		November 20, 2007(e) through December 31, 2007(f)
			2009(f)	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.98		$9.45	$10.00	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.17		0.36	0.51	0.03
Net realized and unrealized gain (loss) on investments	0.38		0.71	(1.04)	(0.03)

Total from investment operations	0.55		1.07	(0.53)	—

Less Distributions	(0.24)		(0.54)	(0.02)	—

Net Asset Value, end of period	$10.29		$9.98	$9.45	$10.00

Total Return(a)	5.54%		11.75%	(5.31)%	0.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,630.5		$1,719.0	$772.9	$692.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.80	%(d)	0.82%	0.82%	0.91	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.82	%(d)	0.83%	0.82%	0.91	%(d)
Net investment income	3.44	%(d)	3.66%	4.57%	4.54	%(d)
Portfolio turnover rate	228	%(c)	334%	645%	5	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Advanced Series Trust

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of Advanced Series Trust (the “Trust”) consists of nine individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee, and the Compliance Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC and AST Investment Services, Inc. (together with Prudential Investments LLC, collectively referred to herein as “PI”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 23-24, 2010 and approved the renewal of the agreements through July 31, 2011, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and its shareholders.1

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 23-24, 2010 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

[1]

Board did not consider or renew the management or subadvisory agreements with respect to the Portfolios listed below, because it approved the agreements for these Portfolios during 2009 for an initial period of two years. The Board noted that it would consider the renewal of the agreements as part of its annual review of the Trust’s advisory agreements in 2011.

•	AST Bond Portfolio 2017

•	AST Bond Portfolio 2021

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust (except that the Trust pays the fees of any non-independent Trustee who is treated as a non-management Trustee). The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), which serve as a subadviser to certain of the Portfolios, is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios of the Trust generally does not contain breakpoints that would reduce the fee rate on assets above specified levels, with the exception of the AST Bond Portfolios (AST Bond Portfolios 2015, 2016, 2017, 2018, 2019, 2020, and 2021). The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints is acceptable at this time.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputation. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for one-, three-, five- and ten-year periods (as applicable) ended December 31, 2009, except as otherwise noted below.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2009. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc., (“Lipper”) an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios, to adjust expense ratios for selected Portfolios, as well as to institute new waivers or expense caps for selected Portfolios, as is specifically noted below.

In addition, the Board considered and accepted PI’s proposal to continue the existing tiered Administrative Service Fee waiver for the Portfolios, pursuant to which PI agreed to waive a portion of the 0.10% Administrative Services Fee paid by each Portfolio based on the average daily net assets of each Portfolio, as follows: for a Portfolio’s average daily net assets of $500 million and below: no waiver is applicable; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Fee is reduced to 0.09%; for a Portfolio’s average daily net assets over $750 million up to and including $1 billion, the Administrative Fee is reduced to 0.08%; and for a Portfolio’s average daily net assets over $1 billion, the Administrative Fee is reduced to 0.07%.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST MFS Global Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST QMA US Equity Alpha Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Fourth Quartile	Fourth Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that because the Portfolio’s subadviser, investment policies and investment objectives changed in May 2008, most of the Portfolio’s historical performance record did not reflect the current management or operation of the Portfolio.

•	The Board noted that the Portfolio’s recent performance had shown improvement, observing that the Portfolio ranked in the first quartile for the fourth quarter of 2009 and the first quarter of 2010.

•	The Board accepted PI’s recommendation to institute a voluntary cap on net total Portfolio expenses of 1.00% to assist in defraying some of the costs associated with running the Portfolio.

•

The Board concluded that it was reasonable to continue to evaluate performance and allow the new subadviser to develop a performance record against which performance could be measured, and to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Realty Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	First Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Global Real Estate Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period, and outperformed its benchmark index for the first quarter of 2010.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Global Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Third Quartile	Fourth Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted PI’s explanation that the underperformance against its peer universe was primarily attributable to results during 2008, during which time the Portfolio was forced to sell assets at below market prices in order to meet shareholder redemptions.

•	The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its benchmark index, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST High Yield Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that earlier in 2010 it had approved Prudential Investment Management, Inc.(PIM) and J.P. Morgan Investment Management, Inc. as new subadvisers for the Portfolio to replace the Portfolio’s existing subadviser, Pacific Investment Management Company LLC (PIMCO), and that the new subadvisers were expected to assume responsibility for managing the Portfolio in September 2010.

•

The Board further noted that in light of these impending changes, the historical performance of the Portfolio was not relevant, and that it would consider the renewal of the new subadvisory agreements in 2011.

•

With respect to the existing PIMCO subadvisory agreement, the Board concluded that it was reasonable to renew the PIMCO agreement on an interim basis until the new subadvisers could assume responsibility for the Portfolio. The Board concluded that it was reasonable to renew the management agreement.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2015
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	—	—	—
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•

The Board considered that the Portfolio’s performance closely tracked that of the Barclays Capital Target Maturity Zero Coupon Swaps 2015 Index. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it best represented the duration and credit profile of the Portfolio’s assets. Also, the Board noted PI’s assertion that this index is utilized by the other funds included in the Peer Group. At the Board’s request, PI agreed to include the Barclays Capital Target Maturity Zero Coupon Swaps 2015 Index in the Portfolio’s registration statement in connection with its next regulatory update.

•

The Board also considered that, despite the absence of an institutional composite managed by the subadviser against which to gauge long-term performance, PI expressed confidence in the subadviser’s ability to effectively manage the Portfolio.

•	The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was primarily attributable to its fourth quartile rankings for transfer agent expenses.

•	The Board concurred with PI’s recommendation to continue the existing contractual cap on net total Portfolio expenses of 1.00%

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2016
Performance	1 Year	3 Years	5 Years	10 Years
	—	—	—	—
Actual Management Fees: First Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that the Portfolio had underperformed since its inception (January 2009), ranking in the fourth quartile for the four quarter of 2009 and in the third quartile for the first quarter of 2010.

•

The Board considered that the Portfolio’s performance closely tracked that of the Barclays Capital Target Maturity Zero Coupon Swaps 2016 Index. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it best represented the duration and credit profile of the Portfolio’s assets. Also, the Board noted PI’s assertion that this index is utilized by the other funds included in the Peer Group. At the Board’s request, PI agreed to include the Barclays Capital Target Maturity Zero Coupon Swaps 2016 Index in the Portfolio’s registration statement in connection with its next regulatory update.

•

The Board also considered that, despite the absence of an institutional composite managed by the subadviser against which to gauge long-term performance, PI expressed confidence in the subadviser’s ability to effectively manage the Portfolio.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was primarily attributable to its fourth quartile rankings for transfer agent, custodian, director/trustee and other non-management expenses.

•	The Board concurred with PI’s recommendation to continue the existing contractual cap on net total Portfolio expenses of 1.00%.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2018
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	—	—	—
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio’s underperformed its benchmark index over the one-year period.

•

The Board considered that the Portfolio’s performance closely tracked that of the Barclays Capital Target Maturity Zero Coupon Swaps 2018 Index. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it best represented the duration and credit profile of the Portfolio’s assets. Also, the Board noted PI’s assertion that this index is utilized by the other funds included in the Peer Group. At the Board’s request, PI agreed to include the Barclays Capital Target Maturity Zero Coupon Swaps 2018 Index in the Portfolio’s registration statement in connection with its next regulatory update.

•

The Board also considered that, despite the absence of an institutional composite managed by the subadviser against which to gauge long-term performance, PI expressed confidence in the subadviser’s ability to effectively manage the Portfolio.

•	The Board concurred with PI’s recommendation to continue the existing contractual cap on net total Portfolio expenses of 1.00%.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2019
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	—	—	—
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio’s underperformed its benchmark index over the one-year period.

•

The Board considered that the Portfolio’s performance closely tracked that of the Barclays Capital Target Maturity Zero Coupon Swaps 2019 Index. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it best represented the duration and credit profile of the Portfolio’s assets. Also, the Board noted PI’s assertion that this index is utilized by the other funds included in the Peer Group. At the Board’s request, PI agreed to include the Barclays Capital Target Maturity Zero Coupon Swaps 2019 Index in the Portfolio’s registration statement in connection with its next regulatory update.

•

The Board also considered that, despite the absence of an institutional composite managed by the subadviser against which to gauge long-term performance, PI expressed confidence in the subadviser’s ability to effectively manage the Portfolio.

•	The Board concurred with PI’s recommendation to continue the existing contractual cap on net total Portfolio expenses of 1.00%.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2020
Performance	1 Year	3 Years	5 Years	10 Years
	—	—	—	—
Actual Management Fees: First Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio ranked in the fourth quartile for the fourth quarter of 2009 and in the third quartile for the first quarter of 2010

•

The Board considered that the Portfolio’s performance closely tracked that of the Barclays Capital Target Maturity Zero Coupon Swaps 2020 Index. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it best represented the duration and credit profile of the Portfolio’s assets. Also, the Board noted PI’s assertion that this index is utilized by the other funds included in the Peer Group. At the Board’s request, PI agreed to include the Barclays Capital Target Maturity Zero Coupon Swaps 2020 Index in the Portfolio’s registration statement in connection with its next regulatory update.

•

The Board also considered that, despite the absence of an institutional composite managed by the subadviser against which to gauge long-term performance, PI expressed confidence in the subadviser’s ability to effectively manage the Portfolio.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was primarily attributable to its fourth quartile rankings for transfer agent, custodian and other non-management expenses.

•	The Board concurred with PI’s recommendation to continue the existing contractual cap on net total Portfolio expenses of 1.00%.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Investment Grade Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the one-year period.

•

The Board further noted that the Portfolio’s recent performance was competitive, observing that the Portfolio outperformed its benchmark index and ranked in the second quartile for the first quarter of 2010.

•	The Board concurred with PI’s recommendation to continue the existing contractual cap on net total Portfolio expenses of 1.00%.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided

AST PIMCO Total Return Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	Second Quartile	First Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for custodian expenses and other non-management expenses.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Western Asset Core Plus Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its benchmark index, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided

AST PIMCO Limited Maturity Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

PRESORT STANDARD

U.S. POSTAGE

PAID

DAVENPORT, IA

PERMIT NO. 291

Life insurance and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or “opt out” of householding at any time.

Prudential Investments, Prudential, Prudential Financial, Prudential Annuities, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-B

Prudential

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advanced Series Trust

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date:	August 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ STEPHEN PELLETIER
Stephen Pelletier
President and Principal Executive Officer

Date:	August 16, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	August 16, 2010